UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	6/30/2017

Item 1 – Reports to Stockholders –

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AQR Emerging Markets Equity Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST Cohen & Steers Realty Portfolio	A18
	AST Goldman Sachs Large-Cap Value Portfolio	A21
	AST Goldman Sachs Mid-Cap Growth Portfolio	A26
	AST Goldman Sachs Small-Cap Value Portfolio	A31
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A38
	AST International Growth Portfolio	A43
	AST International Value Portfolio	A49
	AST J.P. Morgan International Equity Portfolio	A57
	AST Jennison Large-Cap Growth Portfolio	A62
	AST Loomis Sayles Large-Cap Growth Portfolio	A66
	AST MFS Global Equity Portfolio	A70
	AST MFS Growth Portfolio	A74
	AST MFS Large-Cap Value Portfolio	A79
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A84
	AST Parametric Emerging Markets Equity Portfolio	A90
	AST QMA Large-Cap Portfolio	A109
	AST Small-Cap Growth Portfolio	A117
	AST Small-Cap Growth Opportunities Portfolio	A123
	AST Small-Cap Value Portfolio	A130
	AST T. Rowe Price Large-Cap Growth Portfolio	A140
	AST T. Rowe Price Large-Cap Value Portfolio	A144
	AST T. Rowe Price Natural Resources Portfolio	A149
	AST Templeton Global Bond Portfolio	A155
	AST WEDGE Capital Mid-Cap Value Portfolio	A163
	AST Wellington Management Hedged Equity Portfolio	A167
	Glossary	A178

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	5.6%
Alibaba Group Holding Ltd. (China), ADR	3.0%
Tencent Holdings Ltd. (China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2.4%
Infosys Ltd. (India), ADR	2.0%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
UDR, Inc.	5.4%
Prologis, Inc.	5.3%
Simon Property Group, Inc.	4.8%
Essex Property Trust, Inc.	4.6%
AvalonBay Communities, Inc.	4.2%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	5.0%
Wells Fargo & Co.	4.9%
Bank of America Corp.	4.7%
Pfizer, Inc.	3.4%
JPMorgan Chase & Co.	3.2%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amphenol Corp. (Class A Stock)	3.0%
Xylem, Inc.	2.9%
Roper Technologies, Inc.	2.8%
Edwards Lifesciences Corp.	2.5%
Northern Trust Corp.	2.4%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Black Hills Corp.	1.3%
Webster Financial Corp.	1.2%
Pinnacle Financial Partners, Inc.	1.2%
Pebblebrook Hotel Trust	1.2%
Portland General Electric Co.	1.0%

AST Hotchkis & Wiley Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Hewlett Packard Enterprise Co.	4.9%
Citigroup, Inc.	4.9%
American International Group, Inc.	4.9%
Oracle Corp.	4.2%
Bank of America Corp.	3.5%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Alibaba Group Holding Ltd. (China), ADR	4.2%
Tencent Holdings Ltd. (China)	3.5%
Keyence Corp. (Japan)	2.6%
Valeo SA (France)	2.3%
Industria de Diseno Textil SA (Spain)	2.1%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Prudential PLC (United Kingdom)	1.3%
Valeo SA (France)	1.2%
Novartis AG (Switzerland)	1.2%
British American Tobacco PLC (United Kingdom)	1.2%
Cie Generale des Etablissements Michelin (France)	1.1%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea), GDR	2.4%
Unilever PLC (United Kingdom)	2.3%
Prudential PLC (United Kingdom)	2.0%
Novartis AG (Switzerland)	1.9%
Roche Holding AG (Switzerland)	1.9%

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Facebook, Inc. (Class A Stock)	4.5%
Alibaba Group Holding Ltd. (China), ADR	3.9%
Microsoft Corp.	3.7%

AST Loomis Sayles Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	7.3%
Facebook, Inc. (Class A Stock)	6.6%
Alibaba Group Holding Ltd. (China), ADR	6.1%
Visa, Inc. (Class A Stock)	5.0%
Oracle Corp.	4.8%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Thermo Fisher Scientific, Inc.	3.0%
Bayer AG (Germany)	2.9%
Nestle SA (Switzerland)	2.7%
Medtronic PLC	2.5%
Honeywell International, Inc.	2.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2017

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Facebook, Inc. (Class A Stock)	5.0%
Amazon.com, Inc.	4.9%
Microsoft Corp.	4.1%
Alphabet, Inc. (Class A Stock)	3.9%
Visa, Inc. (Class A Stock)	3.8%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.6%
Philip Morris International, Inc.	3.8%
Johnson & Johnson	3.7%
Wells Fargo & Co.	3.3%
Accenture PLC (Class A Stock)	2.6%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Western Digital Corp.	1.7%
Whirlpool Corp.	1.5%
Zimmer Biomet Holdings, Inc.	1.3%
AES Corp.	1.3%
American Airlines Group, Inc.	1.2%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
iShares Core MSCI Emerging Markets ETF JDR	2.0%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	1.2%
China Mobile Ltd. (China)	0.6%
Sberbank of Russia PJSC (Russia), ADR	0.5%
Credicorp Ltd. (Peru)	0.5%

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.6%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc. (Class C Stock)	2.3%
Exxon Mobil Corp.	1.7%
McDonald’s Corp.	1.7%

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Proofpoint, Inc.	1.7%
Universal Display Corp.	1.7%
8x8, Inc.	1.6%
Exact Sciences Corp.	1.4%
Varonis Systems, Inc.	1.4%

AST Small-Cap Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
RingCentral, Inc. (Class A Stock)	1.2%
LogMeIn, Inc.	1.1%
Loxo Oncology, Inc.	1.1%
iShares Russell 2000 Growth ETF	1.1%
Fair Isaac Corp.	1.1%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Hancock Holding Co.	1.6%
IBERIABANK Corp.	1.6%
Sterling Bancorp	1.2%
Portland General Electric Co.	1.2%
TreeHouse Foods, Inc.	1.0%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	7.3%
Priceline Group, Inc. (The)	5.3%
Facebook, Inc. (Class A Stock)	4.6%
Alphabet, Inc. (Class A Stock)	4.5%
Visa, Inc. (Class A Stock)	4.2%

AST T. Rowe Price Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.2%
PG&E Corp.	2.8%
Wells Fargo & Co.	2.7%
Microsoft Corp.	2.7%
Morgan Stanley	2.4%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
TOTAL SA (France)	4.5%
Exxon Mobil Corp.	2.9%
Air Products & Chemicals, Inc.	2.9%
Occidental Petroleum Corp.	2.7%
EOG Resources, Inc.	2.6%

AST Templeton Global Bond
Fund Composition	(% of Net Assets	)
Foreign Bonds	39.6%
Sovereign Issues	21.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2017

AST WEDGE Capital Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
TransDigm Group, Inc.	4.0%
EQT Corp.	3.9%
Universal Health Services, Inc. (Class B Stock)	3.9%
Zimmer Biomet Holdings, Inc.	3.7%
Great Plains Energy, Inc.	3.3%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
PNC Financial Services Group, Inc. (The)	1.7%
Microsoft Corp.	1.4%
Chubb Ltd.	1.2%
International Paper Co.	1.1%
Bristol-Myers Squibb Co.	1.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,202.10	1.39%	$7.59
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,027.50	1.04%	$5.23
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$1,053.00	0.82%	$4.17
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,148.20	0.99%	$5.27
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,018.90	1.04%	$5.21
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Hotchkis & Wiley Large-Cap Value Portfolio	Actual	$1,000.00	$1,082.10	0.83%	$4.28
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST International Growth Portfolio	Actual	$1,000.00	$1,190.30	1.09%	$5.92
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST International Value Portfolio	Actual	$1,000.00	$1,129.60	1.09%	$5.76
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$1,155.70	1.02%	$5.45
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,172.80	1.00%	$5.39
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,179.70	0.92%	$4.97
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2017

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,156.30	1.12%	$5.99
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST MFS Growth Portfolio	Actual	$1,000.00	$1,169.80	1.00%	$5.38
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,090.50	0.94%	$4.87
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,059.00	1.00%	$5.11
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,137.50	1.45%	$7.68
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,072.50	0.80%	$4.11
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,104.10	1.00%	$5.22
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$1,136.50	1.05%	$5.56
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,002.20	1.03%	$5.11
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,197.00	0.94%	$5.12
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST T. Rowe Price Large-Cap Value Portfolio	Actual	$1,000.00	$1,068.50	0.79%	$4.05
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$974.20	1.02%	$4.99
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$1,027.80	0.97%	$4.88
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST WEDGE Capital Mid-Cap Value Portfolio	Actual	$1,000.00	$1,095.60	1.06%	$5.51
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,068.70	1.12%	$5.74
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six month period ended June 30, 2017, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.3%
COMMON STOCKS — 84.9%	Shares	Value
Brazil — 2.8%
Ambev SA, ADR	208,614	$1,145,291
Banco Bradesco SA, ADR(a)	151,009	1,283,576
Banco do Brasil SA	149,800	1,212,725
Banco Santander Brasil SA, ADS	28,179	212,188
Centrais Eletricas Brasileiras SA*	69,100	260,306
Hypermarcas SA	68,900	576,298
M Dias Branco SA	34,700	518,997
Porto Seguro SA	18,600	171,913
Qualicorp SA	18,100	157,622
Sul America SA, UTS	112,399	602,216
TIM Participacoes SA, ADR	42,701	631,975

		6,773,107

Chile — 1.4%
AES Gener SA	498,510	175,651
Banco de Chile	8,184,888	1,072,700
Banco Santander Chile, ADR	20,538	521,871
Cencosud SA	102,876	273,840
Cia Cervecerias Unidas SA, ADR(a)	2,177	57,124
Enel Americas SA, ADR	100,821	950,742
Latam Airlines Group SA, ADR(a)	18,910	209,334
Sociedad Quimica y Minera de Chile SA, ADR	4,580	151,232

		3,412,494

China — 22.7%
58.com, Inc., ADR*	2,792	123,155
Agricultural Bank of China Ltd. (Class H Stock)	1,336,000	631,418
Alibaba Group Holding Ltd., ADR*(a)	50,183	7,070,785
Baidu, Inc., ADR*	12,082	2,160,987
Bank of China Ltd. (Class H Stock)	3,490,000	1,711,380
Bank of Communications Co. Ltd. (Class H Stock)	574,000	404,941
Beijing Capital International Airport Co. Ltd. (Class H Stock)	496,000	698,596
Beijing Enterprises Holdings Ltd.	83,500	402,611
Belle International Holdings Ltd.	979,000	771,694
China Cinda Asset Management Co. Ltd. (Class H Stock)	3,384,000	1,261,189
China CITIC Bank Corp. Ltd. (Class H Stock)	523,000	320,094
China Communications Services Corp. Ltd. (Class H Stock)	1,450,000	835,241
China Construction Bank Corp. (Class H Stock)	4,635,000	3,604,391
China Everbright International Ltd.	245,000	305,566
China Evergrande Group*	263,000	471,827
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	642,000	248,988
China Medical System Holdings Ltd.	194,000	335,439
China Mobile Ltd.	374,500	3,970,375
China National Building Material Co. Ltd. (Class H Stock)	138,000	81,963
China Overseas Land & Investment Ltd.	230,000	673,112
China Petroleum & Chemical Corp. (Class H Stock)	880,000	689,042

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Resources Land Ltd.	166,000	$483,602
China Resources Power Holdings Co. Ltd.	352,000	690,966
China Shenhua Energy Co. Ltd. (Class H Stock)	384,500	855,464
China Telecom Corp. Ltd. (Class H Stock)	218,000	103,520
China Vanke Co. Ltd. (Class H Stock)*	324,200	917,025
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	494,000	333,166
CNOOC Ltd.	788,000	864,625
Country Garden Holdings Co. Ltd.	523,000	606,669
CSPC Pharmaceutical Group Ltd.	782,000	1,142,197
Ctrip.com International Ltd., ADR *(a)	16,487	887,990
Dongfeng Motor Group Co. Ltd. (Class H Stock)	94,000	111,081
ENN Energy Holdings Ltd.	16,000	96,530
Geely Automobile Holdings Ltd.	830,000	1,788,893
GOME Electrical Appliances Holding Ltd.	2,557,000	314,383
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	104,000	182,406
Haitian International Holdings Ltd.	275,000	770,726
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,858,000	3,278,580
JD.com, Inc., ADR*	30,081	1,179,777
Jiangxi Copper Co. Ltd. (Class H Stock)	371,000	608,840
NetEase, Inc., ADR	4,173	1,254,529
New Oriental Education & Technology Group, Inc., ADR*	7,428	523,600
PICC Property & Casualty Co. Ltd. (Class H Stock)	88,000	146,970
Shanghai Industrial Holdings Ltd.	107,000	316,532
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	35,900	106,920
SINA Corp.*	2,518	213,954
Sinopec Engineering Group Co. Ltd. (Class H Stock)	261,000	235,141
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	456,000	244,021
Sinopharm Group Co. Ltd. (Class H Stock)	91,200	412,034
Sinotrans Ltd. (Class H Stock)	540,000	276,677
Sunny Optical Technology Group Co. Ltd.	33,000	295,516
TAL Education Group, ADR(a)	1,203	147,139
Tencent Holdings Ltd.	180,300	6,468,255
TravelSky Technology Ltd. (Class H Stock)	146,000	430,043
Vipshop Holdings Ltd., ADR*(a)	13,092	138,121
Weichai Power Co. Ltd. (Class H Stock)	1,286,000	1,123,827

		54,322,513

Hong Kong — 1.6%
Haier Electronics Group Co. Ltd.*	295,000	766,972
Nine Dragons Paper Holdings Ltd.	1,299,000	1,729,864
Sino Biopharmaceutical Ltd.	450,000	397,901
Sun Art Retail Group Ltd.	1,229,500	978,687

		3,873,424

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	5,201	408,499
OTP Bank PLC	14,521	486,010
Richter Gedeon Nyrt	6,867	179,527

		1,074,036

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India — 7.5%
Axis Bank Ltd., GDR	19,075	$759,184
Dr. Reddy’s Laboratories Ltd., ADR(a)	31,761	1,338,409
ICICI Bank Ltd., ADR	349,012	3,130,641
Infosys Ltd., ADR(a)	311,654	4,681,043
Reliance Industries Ltd., GDR, 144A	47,146	1,998,800
State Bank of India, GDR	36,653	1,557,752
Tata Motors Ltd., ADR	68,891	2,274,092
Wipro Ltd., ADR(a)	432,846	2,250,799

		17,990,720

Indonesia — 2.4%
Adaro Energy Tbk PT	6,215,700	735,378
Astra International Tbk PT	834,300	558,979
Bank Central Asia Tbk PT	416,800	568,440
Bank Negara Indonesia Persero Tbk PT	2,032,000	999,129
Bank Rakyat Indonesia Persero Tbk PT	249,900	285,144
Gudang Garam Tbk PT	118,200	695,027
Indofood Sukses Makmur Tbk PT	569,600	367,778
Telekomunikasi Indonesia Persero Tbk PT	366,100	124,324
United Tractors Tbk PT	692,500	1,425,308

		5,759,507

Malaysia — 2.4%
AirAsia Bhd	2,130,702	1,613,063
Genting Bhd	38,500	84,395
Genting Malaysia Bhd	773,300	990,677
Malayan Banking Bhd	546,300	1,225,409
Malaysia Airports Holdings Bhd	107,300	214,013
Petronas Chemicals Group Bhd	146,600	242,451
Public Bank Bhd	185,600	878,457
Sime Darby Bhd	219,500	485,758
Westports Holdings Bhd	88,100	74,699

		5,808,922

Mexico — 3.3%
America Movil SAB de CV (Class L Stock), ADR(a)	53,264	847,963
Arca Continental SAB de CV	87,400	657,496
Cemex SAB de CV, ADR*	18,708	176,229
Fibra Uno Administracion SA de CV, REIT	178,600	337,936
Gruma SAB de CV (Class B Stock)	62,810	819,459
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	97,700	1,100,883
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	2,667	561,137
Grupo Bimbo SAB de CV (Class A Stock)	31,400	79,137
Grupo Financiero Banorte SAB de CV (Class O Stock)	140,300	890,174
Grupo Mexico SAB de CV (Class B Stock)	328,100	921,817
Industrias Penoles SAB de CV	12,675	286,684
OHL Mexico SAB de CV	95,400	137,617
Promotora y Operadora de Infraestructura SAB de CV	5,625	67,195
Wal-Mart de Mexico SAB de CV	471,400	1,092,996

		7,976,723

Peru — 0.4%
Credicorp Ltd.	3,998	717,201

COMMON STOCKS (continued)	Shares	Value
Peru (continued)
Southern Copper Corp.(a)	6,044	$209,304

		926,505

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	36,190	54,555
Ayala Land, Inc.	123,300	97,139
Bank of the Philippine Islands	80,840	166,647
BDO Unibank, Inc.	81,680	200,797
Globe Telecom, Inc.	1,415	57,439
International Container Terminal Services, Inc.	139,390	270,001
JG Summit Holdings, Inc.	59,090	94,830
Jollibee Foods Corp.	14,330	57,900
Metro Pacific Investments Corp.	1,767,000	223,664
SM Investments Corp.	10,050	159,783
SM Prime Holdings, Inc.	141,400	92,389

		1,475,144

Poland — 1.6%
Alior Bank SA*	5,542	92,322
Bank Zachodni WBK SA	8,584	792,548
Grupa Lotos SA*	14,402	198,295
Jastrzebska Spolka Weglowa SA*	8,222	164,122
KGHM Polska Miedz SA	4,567	136,225
PGE Polska Grupa Energetyczna SA	112,623	367,967
Polski Koncern Naftowy ORLEN SA	33,859	1,022,740
Polskie Gornictwo Naftowe i Gazownictwo SA	47,532	81,093
Powszechna Kasa Oszczednosci Bank Polski SA*	17,534	163,018
Powszechny Zaklad Ubezpieczen SA	33,419	402,086
Tauron Polska Energia SA*	346,598	334,862

		3,755,278

Romania — 0.1%
New Europe Property Investments PLC	16,618	210,153

Russia — 2.6%
Gazprom PJSC, ADR	237,414	945,907
LUKOIL PJSC, ADR	19,448	950,505
Mobile TeleSystems PJSC, ADR(a)	149,041	1,248,964
Novatek PJSC, GDR	4,815	542,982
Rosneft Oil Co. PJSC, GDR	39,709	217,046
Severstal PJSC, GDR	118,348	1,549,307
Sistema JSFC, GDR	42,300	176,179
Surgutneftegas OJSC, ADR	53,495	229,494
Tatneft PJSC, ADR(a)	6,716	256,655

		6,117,039

South Africa — 5.3%
Barclays Africa Group Ltd.	28,591	314,371
Bid Corp. Ltd.	14,134	322,867
Brait SE*	88,502	409,212
Exxaro Resources Ltd.	35,008	248,721
FirstRand Ltd.	57,768	208,330
Foschini Group Ltd. (The)	56,468	592,577
Growthpoint Properties Ltd., REIT	422,250	789,909
Imperial Holdings Ltd.	77,596	952,741
Investec Ltd.	21,598	159,188
Liberty Holdings Ltd.	12,690	109,136

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Massmart Holdings Ltd.	32,611	$263,314
Mondi Ltd.	16,671	431,754
Naspers Ltd. (Class N Stock)	12,814	2,523,497
Nedbank Group Ltd.	11,345	181,150
Redefine Properties Ltd., REIT	195,025	156,842
Remgro Ltd.	20,354	332,023
Resilient REIT Ltd., REIT	31,595	294,225
RMB Holdings Ltd.	65,098	292,456
Sanlam Ltd.	135,071	668,989
Sappi Ltd.	85,466	568,758
Sasol Ltd.	11,740	329,396
Shoprite Holdings Ltd.	49,958	761,780
Standard Bank Group Ltd.	80,024	881,277
Telkom SA SOC Ltd.(a)	160,573	755,333

		12,547,846

South Korea — 14.4%
AMOREPACIFIC Group	1,500	170,454
BNK Financial Group, Inc.	17,362	166,011
CJ E&M Corp.	2,469	163,654
DGB Financial Group, Inc.	6,987	72,034
Doosan Heavy Industries & Construction Co. Ltd.	8,542	156,480
Hana Financial Group, Inc.	17,272	682,115
Hanwha Chemical Corp.	58,738	1,550,018
Hanwha Corp.	17,211	713,243
Hyundai Development Co-Engineering & Construction	10,856	445,875
Hyundai Engineering & Construction Co. Ltd.	17,588	708,554
Hyundai Heavy Industries Co. Ltd.*	2,579	398,738
Hyundai Marine & Fire Insurance Co. Ltd.	21,052	724,084
Kia Motors Corp.	3,771	125,935
KT&G Corp.	3,155	322,730
LG Electronics, Inc.	7,385	518,098
LG Innotek Co. Ltd.	4,693	677,038
LG Uplus Corp.	79,089	1,078,594
Lotte Chemical Corp.	5,667	1,705,635
NCSoft Corp.	1,288	427,220
POSCO	1,939	485,704
Posco Daewoo Corp.	30,277	590,320
Samsung Card Co. Ltd.	6,016	205,552
Samsung Electronics Co. Ltd.	6,473	13,482,106
Shinhan Financial Group Co. Ltd.	3,010	129,866
SK Hynix, Inc.	70,098	4,127,351
SK Innovation Co. Ltd.	3,026	419,090
SK Telecom Co. Ltd.	15,261	3,548,631
Woori Bank	33,150	534,010

		34,329,140

Taiwan — 11.5%
AU Optronics Corp.	795,000	362,870
Catcher Technology Co. Ltd.	7,000	83,428
Cathay Financial Holding Co. Ltd.	254,000	418,091
Chang Hwa Commercial Bank Ltd.	141,000	80,851
China Life Insurance Co. Ltd.	840,368	837,748
CTBC Financial Holding Co. Ltd.	1,313,236	860,781
E.Sun Financial Holding Co. Ltd.	444,000	272,856
First Financial Holding Co. Ltd.	1,390,335	929,672

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	183,000	$574,106
Formosa Petrochemical Corp.	56,000	193,136
Foxconn Technology Co. Ltd.	186,000	560,993
Fubon Financial Holding Co. Ltd.	109,000	173,453
Hon Hai Precision Industry Co. Ltd.	1,116,118	4,290,348
Hua Nan Financial Holdings Co. Ltd.	562,192	326,137
Innolux Corp.	1,192,000	622,363
Largan Precision Co. Ltd.	9,000	1,432,931
Lite-On Technology Corp.	196,127	321,928
Mega Financial Holding Co. Ltd.	91,000	75,649
Nanya Technology Corp.	93,000	167,304
Nien Made Enterprise Co. Ltd.	28,000	310,493
Novatek Microelectronics Corp.	34,000	137,292
Pegatron Corp.	545,000	1,704,875
Phison Electronics Corp.	208,000	2,569,600
Pou Chen Corp.	195,000	269,656
Powertech Technology, Inc.*	181,000	558,340
Realtek Semiconductor Corp.	385,000	1,384,778
Shin Kong Financial Holding Co. Ltd.*	527,000	140,178
SinoPac Financial Holdings Co. Ltd.	204,000	62,345
Taishin Financial Holding Co. Ltd.	420,828	191,513
Taiwan Cooperative Financial Holding Co. Ltd.	323,000	171,459
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	162,957	5,696,977
Uni-President Enterprises Corp.	308,000	617,335
Wistron Corp.	910,790	925,826
Yuanta Financial Holding Co. Ltd.	360,000	158,611

		27,483,923

Thailand — 2.2%
Bangkok Bank PCL, NVDR	124,900	679,677
Kasikornbank PCL, NVDR	44,100	257,458
Krung Thai Bank PCL, NVDR	1,769,600	978,553
PTT Exploration & Production PCL, NVDR	63,100	160,027
PTT Global Chemical PCL, NVDR	893,200	1,800,026
PTT PCL, NVDR	26,500	288,389
Robinson PCL, NVDR	44,900	76,939
Siam Cement PCL (The), NVDR	14,000	207,636
Thai Oil PCL, NVDR	367,700	854,726
Thai Union Group PCL, NVDR	99,700	61,917

		5,365,348

Turkey — 1.3%
Akbank TAS	55,664	155,047
Arcelik A/S	19,025	140,879
Ford Otomotiv Sanayi A/S	32,527	397,023
Haci Omer Sabanci Holding A/S	30,191	93,782
KOC Holding A/S	55,107	253,340
Tofas Turk Otomobil Fabrikasi A/S	41,011	336,841
Tupras Turkiye Petrol Rafinerileri A/S	19,807	569,838
Turkiye Garanti Bankasi A/S	130,892	364,319
Turkiye Halk Bankasi A/S	105,763	395,266
Turkiye Is Bankasi (Class C Stock)	38,878	82,323
Turkiye Vakiflar Bankasi TAO (Class D Stock)	226,601	416,650

		3,205,308

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States — 0.3%
Yum China Holdings, Inc.*	17,157	$676,501

TOTAL COMMON STOCKS (cost $181,724,785)		203,083,631

PREFERRED STOCKS — 2.4%
Brazil
Braskem SA (PRFC A)	71,500	740,705
Itau Unibanco Holding SA, ADR (PRFC)	94,999	1,049,739
Itausa - Investimentos Itau SA (PRFC)	444,160	1,209,309
Petroleo Brasileiro SA (PRFC)*	80,500	302,036
Vale SA (PRFC)	320,800	2,608,697

TOTAL PREFERRED STOCKS (cost $5,285,507)		5,910,486

TOTAL LONG-TERM INVESTMENTS (cost $187,010,292)		208,994,117

SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(v)(w)	25,262,244	25,262,244
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,836,360; includes $20,815,207 of cash collateral for securities on loan)(b)(w)	20,832,715	20,834,798

Value
TOTAL SHORT-TERM INVESTMENTS (cost $46,098,604)	46,097,042

TOTAL INVESTMENTS — 106.6% (cost $233,108,896)	$255,091,159
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.6)%	(15,828,098)

NET ASSETS — 100.0%	$239,263,061

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,434,008; cash collateral of $20,815,207 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(v)	Includes an amount of $4,616,701 segregated as collateral for swap agreements.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
81	Hang Seng China Enterprises Index	Jul. 2017	$5,334,133	$5,288,506	$(45,627)
5	MEX Bolsa Index	Sep. 2017	135,910	138,646	2,736

					(42,891)

Short Positions:
158	BIST National 30 Index	Aug. 2017	561,323	564,582	(3,259)
48	FTSE Bursa Malaysia KLCI Index	Jul. 2017	994,452	988,201	6,251
126	FTSE/JSE Top 40 Index	Sep. 2017	4,416,040	4,399,720	16,320
222	SET50 Index	Sep. 2017	1,303,825	1,296,841	6,984
54	SGX MSCI Singapore index	Jul. 2017	1,401,861	1,405,942	(4,081)
319	SGX Nifty 50 Index	Jul. 2017	6,089,529	6,072,802	16,727

					38,942

					$(3,949)

Cash and foreign currency of $703,814 and $345,338 have been segregated with Barclays Capital Group and Goldman Sachs & Co., to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 09/20/17	Citigroup Global Markets	BRL	1,216	$361,154	$360,912	$(242)
Chilean Peso,
Expiring 09/20/17	Citigroup Global Markets	CLP	530,000	798,317	796,453	(1,864)
Expiring 09/20/17	Citigroup Global Markets	CLP	290,000	437,473	435,795	(1,678)
Expiring 09/20/17	Citigroup Global Markets	CLP	20,000	30,175	30,055	(120)
Expiring 09/20/17	Citigroup Global Markets	CLP	6,812	10,221	10,237	16
Chinese Renminbi,
Expiring 09/20/17	Citigroup Global Markets	CNH	3,740	537,865	548,214	10,349
Expiring 09/20/17	Citigroup Global Markets	CNH	3,202	466,081	469,353	3,272
Expiring 09/20/17	Citigroup Global Markets	CNH	2,219	324,251	325,264	1,013
Expiring 09/20/17	Citigroup Global Markets	CNH	650	94,968	95,278	310
Expiring 09/20/17	Citigroup Global Markets	CNH	360	52,713	52,770	57
Colombian Peso,
Expiring 09/20/17	Citigroup Global Markets	COP	1,110,688	374,854	360,498	(14,356)
Expiring 09/20/17	Citigroup Global Markets	COP	749,708	255,108	243,334	(11,774)
Expiring 09/20/17	Citigroup Global Markets	COP	748,774	252,139	243,031	(9,108)
Expiring 09/20/17	Citigroup Global Markets	COP	670,830	227,035	217,732	(9,303)
Czech Koruna,
Expiring 09/20/17	Citigroup Global Markets	CZK	48,460	2,076,586	2,130,622	54,036
Expiring 09/20/17	Citigroup Global Markets	CZK	30,288	1,293,964	1,331,638	37,674
Expiring 09/20/17	Citigroup Global Markets	CZK	25,240	1,078,799	1,109,699	30,900
Expiring 09/20/17	Citigroup Global Markets	CZK	24,230	1,028,449	1,065,311	36,862
Expiring 09/20/17	Citigroup Global Markets	CZK	24,230	1,035,813	1,065,311	29,498
Expiring 09/20/17	Citigroup Global Markets	CZK	21,070	897,924	926,357	28,433
Expiring 09/20/17	Citigroup Global Markets	CZK	21,000	901,631	923,292	21,661
Expiring 09/20/17	Citigroup Global Markets	CZK	19,182	823,203	843,371	20,168
Expiring 09/20/17	Citigroup Global Markets	CZK	19,000	811,033	835,360	24,327
Expiring 09/20/17	Citigroup Global Markets	CZK	13,000	554,891	571,562	16,671
Expiring 09/20/17	Citigroup Global Markets	CZK	13,000	555,724	571,562	15,838
Expiring 09/20/17	Citigroup Global Markets	CZK	12,000	516,237	527,596	11,359
Expiring 09/20/17	Citigroup Global Markets	CZK	11,000	468,027	483,630	15,603
Expiring 09/20/17	Citigroup Global Markets	CZK	11,000	470,497	483,629	13,132
Expiring 09/20/17	Citigroup Global Markets	CZK	11,000	474,479	483,629	9,150
Expiring 09/20/17	Citigroup Global Markets	CZK	11,000	474,813	483,629	8,816
Expiring 09/20/17	Citigroup Global Markets	CZK	10,000	428,798	439,663	10,865
Expiring 09/20/17	Citigroup Global Markets	CZK	10,000	430,570	439,663	9,093
Expiring 09/20/17	Citigroup Global Markets	CZK	10,000	431,061	439,663	8,602
Expiring 09/20/17	Citigroup Global Markets	CZK	8,000	344,729	351,731	7,002
Expiring 09/20/17	Citigroup Global Markets	CZK	6,000	257,039	263,797	6,758
Hong Kong Dollar,
Expiring 09/20/17	Citigroup Global Markets	HKD	64,788	8,320,018	8,317,214	(2,804)
Expiring 09/20/17	Citigroup Global Markets	HKD	51,557	6,632,756	6,618,658	(14,098)
Expiring 09/20/17	Citigroup Global Markets	HKD	30,141	3,877,143	3,869,400	(7,743)
Expiring 09/20/17	Citigroup Global Markets	HKD	25,138	3,235,589	3,227,092	(8,497)
Expiring 09/20/17	Citigroup Global Markets	HKD	25,111	3,230,301	3,223,580	(6,721)
Expiring 09/20/17	Citigroup Global Markets	HKD	19,686	2,530,615	2,527,218	(3,397)
Expiring 09/20/17	Citigroup Global Markets	HKD	18,843	2,425,855	2,418,924	(6,931)
Expiring 09/20/17	Citigroup Global Markets	HKD	6,184	794,795	793,876	(919)
Expiring 09/20/17	Citigroup Global Markets	HKD	2,300	296,244	295,264	(980)
Expiring 09/20/17	Citigroup Global Markets	HKD	2,187	281,391	280,757	(634)
Expiring 09/20/17	Citigroup Global Markets	HKD	1,900	244,633	243,914	(719)
Expiring 09/20/17	Citigroup Global Markets	HKD	1,583	203,717	203,219	(498)
Expiring 09/20/17	Citigroup Global Markets	HKD	1,400	179,925	179,726	(199)
Expiring 09/20/17	Citigroup Global Markets	HKD	1,300	167,001	166,888	(113)
Expiring 09/20/17	Citigroup Global Markets	HKD	800	102,801	102,701	(100)
Expiring 09/20/17	Citigroup Global Markets	HKD	700	89,889	89,863	(26)
Expiring 09/20/17	Citigroup Global Markets	HKD	700	89,975	89,863	(112)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Hong Kong Dollar (continued),
Expiring 09/20/17	Citigroup Global Markets	HKD	600	$77,119	$77,026	$(93)
Expiring 09/20/17	Citigroup Global Markets	HKD	600	77,214	77,025	(189)
Expiring 09/20/17	Citigroup Global Markets	HKD	500	64,218	64,187	(31)
Expiring 09/20/17	Citigroup Global Markets	HKD	400	51,405	51,351	(54)
Expiring 09/20/17	Citigroup Global Markets	HKD	400	51,464	51,350	(114)
Expiring 09/20/17	Citigroup Global Markets	HKD	300	38,563	38,513	(50)
Expiring 09/20/17	Citigroup Global Markets	HKD	200	25,673	25,675	2
Expiring 09/20/17	Citigroup Global Markets	HKD	200	25,732	25,675	(57)
Expiring 09/20/17	Citigroup Global Markets	HKD	200	25,734	25,675	(59)
Expiring 09/20/17	Citigroup Global Markets	HKD	100	12,847	12,838	(9)
Expiring 09/20/17	Citigroup Global Markets	HKD	100	12,851	12,838	(13)
Expiring 09/20/17	Citigroup Global Markets	HKD	100	12,851	12,837	(14)
Expiring 09/20/17	Citigroup Global Markets	HKD	100	12,853	12,838	(15)
Expiring 09/20/17	Citigroup Global Markets	HKD	34	4,368	4,364	(4)
Hungarian Forint,
Expiring 09/20/17	Citigroup Global Markets	HUF	312,388	1,145,183	1,159,301	14,118
Expiring 09/20/17	Citigroup Global Markets	HUF	180,000	658,619	667,997	9,378
Expiring 09/20/17	Citigroup Global Markets	HUF	166,180	609,053	616,708	7,655
Expiring 09/20/17	Citigroup Global Markets	HUF	140,000	511,773	519,554	7,781
Expiring 09/20/17	Citigroup Global Markets	HUF	100,000	365,085	371,110	6,025
Expiring 09/20/17	Citigroup Global Markets	HUF	90,000	328,901	333,999	5,098
Expiring 09/20/17	Citigroup Global Markets	HUF	90,000	329,848	333,999	4,151
Expiring 09/20/17	Citigroup Global Markets	HUF	70,000	254,032	259,777	5,745
Expiring 09/20/17	Citigroup Global Markets	HUF	70,000	259,206	259,777	571
Expiring 09/20/17	Citigroup Global Markets	HUF	60,000	219,545	222,666	3,121
Expiring 09/20/17	Citigroup Global Markets	HUF	50,000	182,327	185,555	3,228
Expiring 09/20/17	Citigroup Global Markets	HUF	40,000	146,642	148,444	1,802
Expiring 09/20/17	Citigroup Global Markets	HUF	30,000	109,860	111,333	1,473
Expiring 09/20/17	Citigroup Global Markets	HUF	30,000	109,898	111,332	1,434
Expiring 09/20/17	Citigroup Global Markets	HUF	20,000	73,446	74,222	776
Expiring 09/20/17	Citigroup Global Markets	HUF	14,536	52,790	53,945	1,155
Indian Rupee,
Expiring 09/20/17	Citigroup Global Markets	INR	122,978	1,891,031	1,882,179	(8,852)
Expiring 09/20/17	Citigroup Global Markets	INR	88,780	1,363,952	1,358,769	(5,183)
Expiring 09/20/17	Citigroup Global Markets	INR	81,913	1,252,329	1,253,669	1,340
Expiring 09/20/17	Citigroup Global Markets	INR	74,897	1,152,323	1,146,292	(6,031)
Expiring 09/20/17	Citigroup Global Markets	INR	54,459	836,284	833,490	(2,794)
Expiring 09/20/17	Citigroup Global Markets	INR	54,323	831,737	831,411	(326)
Expiring 09/20/17	Citigroup Global Markets	INR	54,276	836,853	830,691	(6,162)
Expiring 09/20/17	Citigroup Global Markets	INR	45,937	702,455	703,062	607
Expiring 09/20/17	Citigroup Global Markets	INR	41,132	629,335	629,522	187
Expiring 09/20/17	Citigroup Global Markets	INR	40,895	628,894	625,900	(2,994)
Expiring 09/20/17	Citigroup Global Markets	INR	34,303	521,640	525,004	3,364
Expiring 09/20/17	Citigroup Global Markets	INR	28,461	436,666	435,600	(1,066)
Expiring 09/20/17	Citigroup Global Markets	INR	27,189	418,040	416,130	(1,910)
Expiring 09/20/17	Citigroup Global Markets	INR	187	2,875	2,862	(13)
Indonesian Rupiah,
Expiring 09/20/17	Citigroup Global Markets	IDR	5,971,017	444,109	443,519	(590)
Expiring 09/20/17	Citigroup Global Markets	IDR	5,048,879	376,502	375,023	(1,479)
Expiring 09/20/17	Citigroup Global Markets	IDR	3,073,321	228,026	228,282	256
Expiring 09/20/17	Citigroup Global Markets	IDR	2,956,378	219,969	219,595	(374)
Expiring 09/20/17	Citigroup Global Markets	IDR	2,306,842	172,102	171,349	(753)
Mexican Peso,
Expiring 09/20/17	Citigroup Global Markets	MXN	32,857	1,777,430	1,786,801	9,371
Expiring 09/20/17	Citigroup Global Markets	MXN	32,284	1,723,136	1,755,652	32,516
Expiring 09/20/17	Citigroup Global Markets	MXN	30,898	1,622,193	1,680,276	58,083
Expiring 09/20/17	Citigroup Global Markets	MXN	30,800	1,671,439	1,674,936	3,497
Expiring 09/20/17	Citigroup Global Markets	MXN	30,413	1,637,517	1,653,894	16,377

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/20/17	Citigroup Global Markets	MXN	24,753	$1,306,108	$1,346,071	$39,963
Expiring 09/20/17	Citigroup Global Markets	MXN	23,300	1,231,538	1,267,078	35,540
Expiring 09/20/17	Citigroup Global Markets	MXN	20,700	1,123,935	1,125,687	1,752
Expiring 09/20/17	Citigroup Global Markets	MXN	20,100	1,100,189	1,093,059	(7,130)
Expiring 09/20/17	Citigroup Global Markets	MXN	19,000	1,035,878	1,033,240	(2,638)
Expiring 09/20/17	Citigroup Global Markets	MXN	15,600	845,738	848,344	2,606
Expiring 09/20/17	Citigroup Global Markets	MXN	15,403	823,380	837,626	14,246
Expiring 09/20/17	Citigroup Global Markets	MXN	15,374	813,917	836,033	22,116
Expiring 09/20/17	Citigroup Global Markets	MXN	15,200	837,404	826,592	(10,812)
Expiring 09/20/17	Citigroup Global Markets	MXN	15,200	838,300	826,592	(11,708)
Expiring 09/20/17	Citigroup Global Markets	MXN	15,060	813,756	818,963	5,207
Expiring 09/20/17	Citigroup Global Markets	MXN	14,900	806,306	810,277	3,971
Expiring 09/20/17	Citigroup Global Markets	MXN	14,100	753,026	766,773	13,747
Expiring 09/20/17	Citigroup Global Markets	MXN	14,089	742,423	766,149	23,726
Expiring 09/20/17	Citigroup Global Markets	MXN	13,200	730,148	717,830	(12,318)
Expiring 09/20/17	Citigroup Global Markets	MXN	12,190	647,617	662,908	15,291
Expiring 09/20/17	Citigroup Global Markets	MXN	11,405	620,667	620,216	(451)
Expiring 09/20/17	Citigroup Global Markets	MXN	11,200	587,238	609,068	21,830
Expiring 09/20/17	Citigroup Global Markets	MXN	11,100	589,708	603,630	13,922
Expiring 09/20/17	Citigroup Global Markets	MXN	8,100	440,351	440,487	136
Expiring 09/20/17	Citigroup Global Markets	MXN	3,100	167,451	168,582	1,131
Expiring 09/20/17	Citigroup Global Markets	MXN	2,000	109,858	108,762	(1,096)
New Taiwanese Dollar,
Expiring 09/20/17	Citigroup Global Markets	TWD	108,130	3,600,666	3,565,438	(35,228)
Expiring 09/20/17	Citigroup Global Markets	TWD	22,010	733,170	725,741	(7,429)
Expiring 09/20/17	Citigroup Global Markets	TWD	21,289	709,938	701,972	(7,966)
Expiring 09/20/17	Citigroup Global Markets	TWD	21,287	710,887	701,926	(8,961)
Expiring 09/20/17	Citigroup Global Markets	TWD	20,298	676,591	669,289	(7,302)
Expiring 09/20/17	Citigroup Global Markets	TWD	16,162	538,817	532,913	(5,904)
Expiring 09/20/17	Citigroup Global Markets	TWD	15,207	508,864	501,418	(7,446)
Expiring 09/20/17	Citigroup Global Markets	TWD	14,087	468,722	464,514	(4,208)
Expiring 09/20/17	Citigroup Global Markets	TWD	10,000	334,114	329,737	(4,377)
Expiring 09/20/17	Citigroup Global Markets	TWD	3,000	100,234	98,921	(1,313)
Philippine Peso,
Expiring 09/20/17	Citigroup Global Markets	PHP	160,743	3,194,110	3,172,580	(21,530)
Expiring 09/20/17	Citigroup Global Markets	PHP	14,000	279,498	276,318	(3,180)
Polish Zloty,
Expiring 09/20/17	Citigroup Global Markets	PLN	2,496	666,963	673,205	6,242
Expiring 09/20/17	Citigroup Global Markets	PLN	2,332	621,750	629,061	7,311
Expiring 09/20/17	Citigroup Global Markets	PLN	2,332	625,805	629,061	3,256
Expiring 09/20/17	Citigroup Global Markets	PLN	2,312	619,914	623,543	3,629
Expiring 09/20/17	Citigroup Global Markets	PLN	2,271	610,457	612,507	2,050
Expiring 09/20/17	Citigroup Global Markets	PLN	2,234	595,660	602,718	7,058
Expiring 09/20/17	Citigroup Global Markets	PLN	1,534	409,902	413,856	3,954
Expiring 09/20/17	Citigroup Global Markets	PLN	1,227	329,281	331,085	1,804
Expiring 09/20/17	Citigroup Global Markets	PLN	1,166	312,195	314,531	2,336
Expiring 09/20/17	Citigroup Global Markets	PLN	1,166	312,763	314,531	1,768
Expiring 09/20/17	Citigroup Global Markets	PLN	1,166	313,243	314,530	1,287
Expiring 09/20/17	Citigroup Global Markets	PLN	500	131,168	134,881	3,713
Expiring 09/20/17	Citigroup Global Markets	PLN	400	105,931	107,905	1,974
Expiring 09/20/17	Citigroup Global Markets	PLN	14	3,706	3,777	71
Russian Ruble,
Expiring 09/20/17	Citigroup Global Markets	RUB	204,810	3,564,871	3,413,191	(151,680)
Expiring 09/20/17	Citigroup Global Markets	RUB	41,000	706,686	683,271	(23,415)
Expiring 09/20/17	Citigroup Global Markets	RUB	32,000	550,208	533,285	(16,923)
Expiring 09/20/17	Citigroup Global Markets	RUB	21,000	362,508	349,968	(12,540)
Expiring 09/20/17	Citigroup Global Markets	RUB	11,000	189,951	183,317	(6,634)
Expiring 09/20/17	Citigroup Global Markets	RUB	11,000	190,147	183,316	(6,831)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 09/20/17	Citigroup Global Markets	RUB	6,000	$103,314	$99,991	$(3,323)
Expiring 09/20/17	Citigroup Global Markets	RUB	5,044	85,506	84,059	(1,447)
Expiring 09/20/17	Citigroup Global Markets	RUB	4,000	68,847	66,661	(2,186)
Singapore Dollar,
Expiring 09/20/17	Citigroup Global Markets	SGD	3,410	2,470,630	2,480,079	9,449
Expiring 09/20/17	Citigroup Global Markets	SGD	2,730	1,970,210	1,985,518	15,308
Expiring 09/20/17	Citigroup Global Markets	SGD	2,610	1,879,266	1,898,243	18,977
Expiring 09/20/17	Citigroup Global Markets	SGD	970	701,985	705,477	3,492
Expiring 09/20/17	Citigroup Global Markets	SGD	910	658,273	661,840	3,567
Expiring 09/20/17	Citigroup Global Markets	SGD	650	469,978	472,743	2,765
Expiring 09/20/17	Citigroup Global Markets	SGD	430	311,412	312,737	1,325
Expiring 09/20/17	Citigroup Global Markets	SGD	350	252,860	254,554	1,694
South African Rand,
Expiring 09/20/17	Citigroup Global Markets	ZAR	16,400	1,225,257	1,236,133	10,876
Expiring 09/20/17	Citigroup Global Markets	ZAR	12,000	920,286	904,487	(15,799)
Expiring 09/20/17	Citigroup Global Markets	ZAR	11,700	881,193	881,875	682
Expiring 09/20/17	Citigroup Global Markets	ZAR	9,600	731,894	723,590	(8,304)
Expiring 09/20/17	Citigroup Global Markets	ZAR	5,004	374,936	377,176	2,240
Expiring 09/20/17	Citigroup Global Markets	ZAR	3,900	297,577	293,958	(3,619)
Expiring 09/20/17	Citigroup Global Markets	ZAR	3,336	253,420	251,451	(1,969)
Expiring 09/20/17	Citigroup Global Markets	ZAR	3,336	257,638	251,450	(6,188)
Expiring 09/20/17	Citigroup Global Markets	ZAR	2,752	206,171	207,446	1,275
Expiring 09/20/17	Citigroup Global Markets	ZAR	2,400	184,822	180,897	(3,925)
Expiring 09/20/17	Citigroup Global Markets	ZAR	2,200	168,972	165,823	(3,149)
Expiring 09/20/17	Citigroup Global Markets	ZAR	1,835	138,188	138,298	110
Expiring 09/20/17	Citigroup Global Markets	ZAR	1,668	127,054	125,725	(1,329)
Expiring 09/20/17	Citigroup Global Markets	ZAR	1,491	113,009	112,399	(610)
Expiring 09/20/17	Citigroup Global Markets	ZAR	1,429	108,367	107,676	(691)
Thai Baht,
Expiring 09/20/17	Citigroup Global Markets	THB	2,507	73,652	73,804	152
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,227	58,879	652
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,729	58,879	150
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,759	58,878	119
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,799	58,878	79
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,852	58,878	26
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,945	58,878	(67)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,076	29,440	364
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,289	29,439	150
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,401	29,439	38
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,445	29,440	(5)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,466	29,438	(28)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,479	29,439	(40)
Turkish Lira,
Expiring 09/20/17	Citigroup Global Markets	TRY	6,600	1,819,141	1,832,047	12,906
Expiring 09/20/17	Citigroup Global Markets	TRY	4,802	1,322,221	1,333,058	10,837
Expiring 09/20/17	Citigroup Global Markets	TRY	4,721	1,280,818	1,310,463	29,645
Expiring 09/20/17	Citigroup Global Markets	TRY	4,680	1,270,319	1,299,166	28,847
Expiring 09/20/17	Citigroup Global Markets	TRY	4,518	1,249,215	1,253,978	4,763
Expiring 09/20/17	Citigroup Global Markets	TRY	4,395	1,205,875	1,220,087	14,212
Expiring 09/20/17	Citigroup Global Markets	TRY	4,395	1,206,255	1,220,086	13,831
Expiring 09/20/17	Citigroup Global Markets	TRY	4,379	1,188,148	1,215,391	27,243
Expiring 09/20/17	Citigroup Global Markets	TRY	2,401	659,463	666,528	7,065
Expiring 09/20/17	Citigroup Global Markets	TRY	2,238	608,659	621,340	12,681
Expiring 09/20/17	Citigroup Global Markets	TRY	2,200	598,171	610,682	12,511
Expiring 09/20/17	Citigroup Global Markets	TRY	1,800	495,757	499,649	3,892
Expiring 09/20/17	Citigroup Global Markets	TRY	1,400	386,158	388,616	2,458
Expiring 09/20/17	Citigroup Global Markets	TRY	1,400	389,052	388,615	(437)
Expiring 09/20/17	Citigroup Global Markets	TRY	1,100	304,356	305,341	985

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 09/20/17	Citigroup Global Markets	TRY	400	$110,363	$111,033	$670
Expiring 09/20/17	Citigroup Global Markets	TRY	300	81,219	83,275	2,056
Expiring 09/20/17	Citigroup Global Markets	TRY	300	82,172	83,275	1,103
Expiring 09/20/17	Citigroup Global Markets	TRY	209	57,849	58,015	166
Expiring 09/20/17	Citigroup Global Markets	TRY	100	27,399	27,758	359
Expiring 09/20/17	Citigroup Global Markets	TRY	100	27,768	27,758	(10)
Expiring 09/20/17	Citigroup Global Markets	TRY	7	1,943	1,943	—

				$149,484,367	$150,061,989	577,622

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/20/17	Citigroup Global Markets	BRL	36,687	$10,981,460	$10,888,797	$92,663
Expiring 09/20/17	Citigroup Global Markets	BRL	6,900	2,056,726	2,047,938	8,788
Expiring 09/20/17	Citigroup Global Markets	BRL	6,000	1,774,845	1,780,816	(5,971)
Expiring 09/20/17	Citigroup Global Markets	BRL	3,900	1,165,695	1,157,530	8,165
Expiring 09/20/17	Citigroup Global Markets	BRL	3,500	1,043,858	1,038,809	5,049
Expiring 09/20/17	Citigroup Global Markets	BRL	3,200	947,668	949,768	(2,100)
Expiring 09/20/17	Citigroup Global Markets	BRL	2,800	837,283	831,048	6,235
Expiring 09/20/17	Citigroup Global Markets	BRL	2,600	775,385	771,687	3,698
Expiring 09/20/17	Citigroup Global Markets	BRL	1,700	505,499	504,564	935
Expiring 09/20/17	Citigroup Global Markets	BRL	1,600	476,055	474,884	1,171
Expiring 09/20/17	Citigroup Global Markets	BRL	1,320	393,617	391,779	1,838
Expiring 09/20/17	Citigroup Global Markets	BRL	1,200	356,875	356,162	713
Expiring 09/20/17	Citigroup Global Markets	BRL	1,100	328,700	326,482	2,218
Expiring 09/20/17	Citigroup Global Markets	BRL	9	2,684	2,671	13
Chilean Peso,
Expiring 09/20/17	Citigroup Global Markets	CLP	1,454,637	2,154,004	2,185,941	(31,937)
Expiring 09/20/17	Citigroup Global Markets	CLP	723,853	1,075,205	1,087,762	(12,557)
Expiring 09/20/17	Citigroup Global Markets	CLP	721,948	1,071,373	1,084,899	(13,526)
Expiring 09/20/17	Citigroup Global Markets	CLP	718,719	1,075,182	1,080,048	(4,866)
Expiring 09/20/17	Citigroup Global Markets	CLP	684,143	1,020,084	1,028,088	(8,004)
Expiring 09/20/17	Citigroup Global Markets	CLP	652,853	962,267	981,068	(18,801)
Expiring 09/20/17	Citigroup Global Markets	CLP	643,032	964,251	966,311	(2,060)
Expiring 09/20/17	Citigroup Global Markets	CLP	544,577	811,006	818,357	(7,351)
Expiring 09/20/17	Citigroup Global Markets	CLP	140,000	209,018	210,384	(1,366)
Expiring 09/20/17	Citigroup Global Markets	CLP	30,782	46,115	46,257	(142)
Chinese Renminbi,
Expiring 09/20/17	Citigroup Global Markets	CNH	56,271	8,238,588	8,248,280	(9,692)
Expiring 09/20/17	Citigroup Global Markets	CNH	31,097	4,552,600	4,558,189	(5,589)
Expiring 09/20/17	Citigroup Global Markets	CNH	27,654	4,048,286	4,053,612	(5,326)
Expiring 09/20/17	Citigroup Global Markets	CNH	17,882	2,588,736	2,621,133	(32,397)
Expiring 09/20/17	Citigroup Global Markets	CNH	15,954	2,303,209	2,338,616	(35,407)
Expiring 09/20/17	Citigroup Global Markets	CNH	15,811	2,274,213	2,317,575	(43,362)
Expiring 09/20/17	Citigroup Global Markets	CNH	5,272	771,671	772,777	(1,106)
Expiring 09/20/17	Citigroup Global Markets	CNH	1,173	171,461	171,940	(479)
Expiring 09/20/17	Citigroup Global Markets	CNH	485	70,454	71,092	(638)
Expiring 09/20/17	Citigroup Global Markets	CNH	321	46,723	47,053	(330)
Colombian Peso,
Expiring 09/20/17	Citigroup Global Markets	COP	1,080,000	363,880	350,537	13,343
Expiring 09/20/17	Citigroup Global Markets	COP	800,000	270,727	259,658	11,069
Expiring 09/20/17	Citigroup Global Markets	COP	800,000	270,361	259,658	10,703
Expiring 09/20/17	Citigroup Global Markets	COP	600,000	204,708	194,743	9,965
Expiring 09/20/17	Citigroup Global Markets	COP	500,000	164,527	162,286	2,241

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Hong Kong Dollar,
Expiring 09/20/17	Citigroup Global Markets	HKD	4,312	$555,180	$553,557	$1,623
Expiring 09/20/17	Citigroup Global Markets	HKD	3,737	480,217	479,740	477
Expiring 09/20/17	Citigroup Global Markets	HKD	3,471	445,879	445,592	287
Expiring 09/20/17	Citigroup Global Markets	HKD	2,239	287,661	287,434	227
Expiring 09/20/17	Citigroup Global Markets	HKD	1,582	203,231	203,090	141
Expiring 09/20/17	Citigroup Global Markets	HKD	1,304	167,574	167,402	172
Expiring 09/20/17	Citigroup Global Markets	HKD	333	42,790	42,749	41
Expiring 09/20/17	Citigroup Global Markets	HKD	60	7,718	7,702	16
Hungarian Forint, Expiring 09/20/17	Citigroup Global Markets	HUF	123	449	456	(7)
Indian Rupee,
Expiring 09/20/17	Citigroup Global Markets	INR	68,000	1,044,526	1,040,736	3,790
Expiring 09/20/17	Citigroup Global Markets	INR	54,000	825,735	826,467	(732)
Expiring 09/20/17	Citigroup Global Markets	INR	48,000	735,799	734,638	1,161
Expiring 09/20/17	Citigroup Global Markets	INR	34,000	521,650	520,368	1,282
Expiring 09/20/17	Citigroup Global Markets	INR	33,876	519,250	518,470	780
Expiring 09/20/17	Citigroup Global Markets	INR	33,000	505,339	505,063	276
Expiring 09/20/17	Citigroup Global Markets	INR	31,000	477,105	474,454	2,651
Expiring 09/20/17	Citigroup Global Markets	INR	29,000	445,330	443,844	1,486
Expiring 09/20/17	Citigroup Global Markets	INR	16,000	246,513	244,879	1,634
Expiring 09/20/17	Citigroup Global Markets	INR	2,000	30,760	30,610	150
Indonesian Rupiah,
Expiring 09/20/17	Citigroup Global Markets	IDR	9,300,000	692,477	690,791	1,686
Expiring 09/20/17	Citigroup Global Markets	IDR	1,700,000	126,582	126,274	308
Expiring 09/20/17	Citigroup Global Markets	IDR	1,500,000	111,400	111,418	(18)
Expiring 09/20/17	Citigroup Global Markets	IDR	1,300,000	96,654	96,562	92
Expiring 09/20/17	Citigroup Global Markets	IDR	900,000	66,750	66,850	(100)
Israeli Shekel,
Expiring 09/20/17	Citigroup Global Markets	ILS	4,151	1,164,683	1,193,972	(29,289)
Expiring 09/20/17	Citigroup Global Markets	ILS	3,438	973,732	988,865	(15,133)
Expiring 09/20/17	Citigroup Global Markets	ILS	3,351	945,555	963,753	(18,198)
Mexican Peso,
Expiring 09/20/17	Citigroup Global Markets	MXN	4,900	258,622	266,467	(7,845)
Expiring 09/20/17	Citigroup Global Markets	MXN	318	17,491	17,293	198
Expiring 09/20/17	Citigroup Global Markets	MXN	282	15,514	15,336	178
New Taiwanese Dollar,
Expiring 09/20/17	Citigroup Global Markets	TWD	22,352	740,620	737,029	3,591
Expiring 09/20/17	Citigroup Global Markets	TWD	348	11,504	11,475	29
Peruvian Nuevo Sol, Expiring 09/20/17	Citigroup Global Markets	PEN	156	47,251	47,651	(400)
Philippine Peso,
Expiring 09/20/17	Citigroup Global Markets	PHP	74,000	1,485,342	1,460,536	24,806
Expiring 09/20/17	Citigroup Global Markets	PHP	53,000	1,058,620	1,046,060	12,560
Expiring 09/20/17	Citigroup Global Markets	PHP	32,000	631,450	631,583	(133)
Expiring 09/20/17	Citigroup Global Markets	PHP	26,000	514,137	513,161	976
Expiring 09/20/17	Citigroup Global Markets	PHP	18,000	362,172	355,266	6,906
Expiring 09/20/17	Citigroup Global Markets	PHP	14,000	281,067	276,318	4,749
Expiring 09/20/17	Citigroup Global Markets	PHP	5,000	99,681	98,685	996
Expiring 09/20/17	Citigroup Global Markets	PHP	4,526	90,195	89,330	865
Polish Zloty, Expiring 09/20/17	Citigroup Global Markets	PLN	593	157,512	159,968	(2,456)
Russian Ruble,
Expiring 09/20/17	Citigroup Global Markets	RUB	11,000	183,105	183,317	(212)
Expiring 09/20/17	Citigroup Global Markets	RUB	9,000	149,055	149,986	(931)
Expiring 09/20/17	Citigroup Global Markets	RUB	3,000	51,596	49,996	1,600
Expiring 09/20/17	Citigroup Global Markets	RUB	822	13,982	13,699	283
Singapore Dollar, Expiring 09/20/17	Citigroup Global Markets	SGD	3,940	2,845,910	2,865,158	(19,248)

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar (continued),
Expiring 09/20/17	Citigroup Global Markets	SGD	3,899	$2,821,294	$2,835,411	$(14,117)
Expiring 09/20/17	Citigroup Global Markets	SGD	3,876	2,804,123	2,818,764	(14,641)
Expiring 09/20/17	Citigroup Global Markets	SGD	3,850	2,784,894	2,799,779	(14,885)
Expiring 09/20/17	Citigroup Global Markets	SGD	3,849	2,788,296	2,799,255	(10,959)
Expiring 09/20/17	Citigroup Global Markets	SGD	3,380	2,434,258	2,458,122	(23,864)
Expiring 09/20/17	Citigroup Global Markets	SGD	2,572	1,859,452	1,870,216	(10,764)
Expiring 09/20/17	Citigroup Global Markets	SGD	2,563	1,857,745	1,864,331	(6,586)
Expiring 09/20/17	Citigroup Global Markets	SGD	2,562	1,854,888	1,863,656	(8,768)
Expiring 09/20/17	Citigroup Global Markets	SGD	2,561	1,857,949	1,862,441	(4,492)
South African Rand,
Expiring 09/20/17	Citigroup Global Markets	ZAR	9,000	684,838	678,366	6,472
Expiring 09/20/17	Citigroup Global Markets	ZAR	3,000	226,150	226,122	28
Expiring 09/20/17	Citigroup Global Markets	ZAR	2,800	211,940	211,047	893
Expiring 09/20/17	Citigroup Global Markets	ZAR	561	42,977	42,285	692
Expiring 09/20/17	Citigroup Global Markets	ZAR	173	13,288	13,039	249
Expiring 09/20/17	Citigroup Global Markets	ZAR	109	8,371	8,215	156
South Korean Won,
Expiring 09/20/17	Citigroup Global Markets	KRW	3,617,957	3,232,862	3,166,084	66,778
Expiring 09/20/17	Citigroup Global Markets	KRW	2,021,703	1,807,829	1,769,197	38,632
Expiring 09/20/17	Citigroup Global Markets	KRW	1,998,488	1,786,223	1,748,881	37,342
Expiring 09/20/17	Citigroup Global Markets	KRW	1,997,209	1,774,423	1,747,763	26,660
Expiring 09/20/17	Citigroup Global Markets	KRW	1,993,727	1,782,653	1,744,715	37,938
Expiring 09/20/17	Citigroup Global Markets	KRW	1,758,108	1,554,466	1,538,524	15,942
Expiring 09/20/17	Citigroup Global Markets	KRW	1,601,102	1,423,687	1,401,128	22,559
Expiring 09/20/17	Citigroup Global Markets	KRW	1,540,395	1,369,783	1,348,004	21,779
Expiring 09/20/17	Citigroup Global Markets	KRW	1,522,602	1,363,197	1,332,432	30,765
Expiring 09/20/17	Citigroup Global Markets	KRW	1,511,707	1,352,838	1,322,899	29,939
Expiring 09/20/17	Citigroup Global Markets	KRW	1,286,359	1,152,028	1,125,696	26,332
Expiring 09/20/17	Citigroup Global Markets	KRW	830,000	736,169	726,335	9,834
Expiring 09/20/17	Citigroup Global Markets	KRW	410,000	358,924	358,792	132
Expiring 09/20/17	Citigroup Global Markets	KRW	240,000	214,591	210,024	4,567
Expiring 09/20/17	Citigroup Global Markets	KRW	190,000	167,223	166,269	954
Expiring 09/20/17	Citigroup Global Markets	KRW	30,000	26,253	26,254	(1)
Expiring 09/20/17	Citigroup Global Markets	KRW	2,011	1,774	1,760	14
Thai Baht,
Expiring 09/20/17	Citigroup Global Markets	THB	10,963	322,341	322,741	(400)
Expiring 09/20/17	Citigroup Global Markets	THB	5,507	159,530	162,121	(2,591)
Expiring 09/20/17	Citigroup Global Markets	THB	2,000	58,831	58,878	(47)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,470	29,439	31
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,392	29,439	(47)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,361	29,439	(78)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,330	29,439	(109)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,318	29,440	(122)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,237	29,439	(202)
Expiring 09/20/17	Citigroup Global Markets	THB	1,000	29,037	29,439	(402)
Turkish Lira,
Expiring 09/20/17	Citigroup Global Markets	TRY	2,400	661,464	666,198	(4,734)
Expiring 09/20/17	Citigroup Global Markets	TRY	1,700	472,005	471,891	114
Expiring 09/20/17	Citigroup Global Markets	TRY	800	219,170	222,066	(2,896)
Expiring 09/20/17	Citigroup Global Markets	TRY	800	217,171	222,066	(4,895)
Expiring 09/20/17	Citigroup Global Markets	TRY	600	166,289	166,549	(260)
Expiring 09/20/17	Citigroup Global Markets	TRY	500	138,284	138,792	(508)
Expiring 09/20/17	Citigroup Global Markets	TRY	500	138,109	138,791	(682)
Expiring 09/20/17	Citigroup Global Markets	TRY	400	108,587	111,033	(2,446)
Expiring 09/20/17	Citigroup Global Markets	TRY	300	83,616	83,275	341
Expiring 09/20/17	Citigroup Global Markets	TRY	300	83,135	83,275	(140)
Expiring 09/20/17	Citigroup Global Markets	TRY	100	27,611	27,758	(147)
Expiring 09/20/17	Citigroup Global Markets	TRY	100	27,597	27,758	(161)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 09/20/17	Citigroup Global Markets	TRY	100	$27,424	$27,758	$(334)
Expiring 09/20/17	Citigroup Global Markets	TRY	100	27,161	27,758	(597)

				$123,609,220	$123,443,837	165,383

						$743,005

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	07/28/17	HKD	111,000	Pay or receive amounts based on market value fluctuation of HSCEI Future Contract	$(116,398)	$—	$(116,398)
Goldman Sachs & Co.	07/28/17		2,175	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Stock Index Future	(17,439)	—	(17,439)
Goldman Sachs & Co.	09/15/17	PLN	(3,063)	Pay or receive amounts based on market value fluctuation of WIG20 Index Futures	(2,485)	—	(2,485)
Goldman Sachs & Co.	08/29/17	TRY	(2,485)	Pay or receive amounts based on market value fluctuation of BIST 30 Futures	(4,909)	—	(4,909)
Goldman Sachs & Co.	07/28/17	ILS	4,333	Pay or receive amounts based on market value fluctuation of Tel Aviv 35 Index Future	(9,343)	—	(9,343)
Morgan Stanley	08/16/17	BRL	1,854	Pay or receive amounts based on market value fluctuation of Bovespa Index Futures	16,287	—	16,287
Morgan Stanley	07/28/17	HKD	90,472	Pay or receive amounts based on market value fluctuation of HSCEI Future Contract	(94,871)	—	(94,871)
Morgan Stanley	09/14/17	KRW	16,476,126	Pay or receive amounts based on market value fluctuation of KOSPI 200 Future Contract	230,760	—	230,760
Morgan Stanley	09/20/17	HKD	6,259	Pay or receive amounts based on market value fluctuation of MSCI China HKD Net Total Return Index and pay variable payments based on the 1 Month HIBOR	2,625	—	2,625
Morgan Stanley	09/20/17	PLN	(967)	Pay or receive amounts based on market value fluctuation of MSCI Poland PLN Net Total Return Index and receive variable payments based on the 1 Month WIBOR	2,195	—	2,195
Morgan Stanley	09/20/17	ZAR	(68,927)	Pay or receive amounts based on market value fluctuation of MSCI South Africa ZAR Net Total Return Index and receive variable payments based on the 1 Month JIBAR	10,821	(314)	11,135
Morgan Stanley	07/28/17		39	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Stock Index Future	(313)	—	(313)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	09/20/17	TRY	(1,446)	Pay or receive amounts based on market value fluctuation of MSCI Turkey TRY Net Total Return Index and receive variable payments based on the 1 Month TRLIBOR	$(3,647)	$—	$(3,647)
Morgan Stanley	07/27/17		(1,298)	Pay or receive amounts based on market value fluctuation of SGX Nifty 50 Index Futures	3,657	—	3,657
Morgan Stanley	09/15/17	PLN	(1,543)	Pay or receive amounts based on market value fluctuation of WIG20 Index Futures	(1,251)	—	(1,251)

					$15,689	$(314)	$16,003

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$6,773,107	$—	$—
Chile	3,412,494	—	—
China	13,700,037	40,622,476	—
Hong Kong	—	3,873,424	—
Hungary	—	1,074,036	—
India	17,990,720	—	—
Indonesia	—	5,759,507	—
Malaysia	—	5,808,922	—
Mexico	7,976,723	—	—
Peru	926,505	—	—
Philippines	—	1,475,144	—
Poland	—	3,755,278	—
Romania	—	210,153	—
Russia	6,117,039	—	—
South Africa	—	12,547,846	—
South Korea	—	34,329,140	—
Taiwan	5,696,977	21,786,946	—
Thailand	—	5,365,348	—
Turkey	—	3,205,308	—
United States	676,501	—	—
Preferred Stocks
Brazil	5,910,486	—	—
Affiliated Mutual Funds	46,097,042	—	—
Other Financial Instruments*
Futures Contracts	(3,949)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	743,005	—
OTC Total Return Swap Agreements	—	15,689	—

Total	$115,273,682	$140,572,222	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (8.7% represents investments purchased with collateral from securities on loan)	19.3%
Banks	16.3
Internet Software & Services	7.2
Technology Hardware, Storage & Peripherals	7.1
Semiconductors & Semiconductor Equipment	6.1
Oil, Gas & Consumable Fuels	6.0
Wireless Telecommunication Services	4.4
Electronic Equipment, Instruments & Components	3.2
IT Services	3.1
Chemicals	3.1
Metals & Mining	2.9
Automobiles	2.4
Insurance	1.8
Pharmaceuticals	1.7
Food & Staples Retailing	1.5
Real Estate Management & Development	1.5
Transportation Infrastructure	1.3
Diversified Telecommunication Services	1.2
Paper & Forest Products	1.1
Media	1.1
Industrial Conglomerates	1.0
Food Products	1.0
Machinery	1.0
Capital Markets	0.9

Internet & Direct Marketing Retail	0.9%
Electric Utilities	0.8
Beverages	0.8
Airlines	0.8
Hotels, Restaurants & Leisure	0.8
Household Durables	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Construction & Engineering	0.6
Diversified Financial Services	0.6
Textiles, Apparel & Luxury Goods	0.4
Tobacco	0.4
Distributors	0.4
Specialty Retail	0.4
Independent Power & Renewable Electricity Producers	0.4
Health Care Providers & Services	0.3
Diversified Consumer Services	0.3
Trading Companies & Distributors	0.2
Construction Materials	0.2
Software	0.2
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Consumer Finance	0.1
Personal Products	0.1
Electrical Equipment	0.1
Gas Utilities	0.0 *
Multiline Retail	0.0 *

106.6
Liabilities in excess of other assets	(6.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$49,018	*	Due from/to broker-variation margin futures	$52,967	*
Equity contracts	—	—		Premiums received for OTC swap agreements	314
Equity contracts	Unrealized appreciation on OTC swap agreements	266,659		Unrealized depreciation on OTC swap agreements	250,656
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,785,900		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,042,895

Total		$2,101,577			$1,346,832

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Equity contracts	$11,860	$(49,928)	$—	$4,805,057	$4,766,989
Foreign exchange contracts	—	—	3,724,721	—	3,724,721

Total	$11,860	$(49,928)	$3,724,721	$4,805,057	$8,491,710

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(3)	Swaps	Total
Equity contracts	$(139,588)	$—	$(379,698)	$(519,286)
Foreign exchange contracts	—	(983,713)	—	(983,713)

Total	$(139,588)	$(983,713)	$(379,698)	$(1,502,999)

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Contracts - Purchased(2)	Forward Foreign Currency Exchange Contracts - Sold(2)	Total Return Swap Agreements(3)
$5,615,957	$13,782,661	$111,512,825	$94,002,763	$42,852,249

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$20,434,008	$(20,434,008)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Citigroup Global Markets	$1,785,900	$(1,042,895)	$(743,005)	—
Goldman Sachs & Co.	—	—	—	—
Morgan Stanley	266,659	(100,396)	—	166,263

	$2,052,559

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Citigroup Global Markets	$(1,042,895)	$1,042,895	—	—
Goldman Sachs & Co.	(150,574)	—	150,574	—
Morgan Stanley	(100,396)	100,396	—	—

	$(1,293,865)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $20,434,008:
Unaffiliated investments (cost $187,010,292)	$208,994,117
Affiliated investments (cost $46,098,604)	46,097,042
Foreign currency, at value (cost $1,157,195)	1,157,207
Deposit with broker for futures	1,049,152
Cash segregated for counterparty—OTC	1,960,000
Unrealized appreciation on OTC forward foreign currency contracts	1,785,900
Dividends and interest receivable	950,729
Receivable for investments sold	407,602
Unrealized appreciation on OTC swap agreements	266,659
Receivable for fund share sold	45,138
Tax reclaim receivable	31,501
Receivable from manager	29,010
Due from broker-variation margin futures	11,047
Receivable from affiliate	2,963
Prepaid expenses	170

Total Assets	262,788,237

LIABILITIES:
Payable to broker for collateral for securities on loan	20,815,207
Unrealized depreciation on OTC forward foreign currency contracts	1,042,895
Cash segregated from counterparty—OTC	916,561
Unrealized depreciation on OTC swap agreements	250,656
Accrued expenses and other liabilities	240,203
Payable for investments purchased	110,952
Management fees payable	108,234
Due to broker-variation margin futures	32,742
Distribution fee payable	6,563
Payable for fund share repurchased	484
Affiliated transfer agent fee payable	365
Premiums received for OTC swap agreements	314

Total Liabilities	23,525,176

NET ASSETS	$239,263,061

Net assets were comprised of:
Paid-in capital	$222,890,019
Retained earnings	16,373,042

Net assets, June 30, 2017	$239,263,061

Net asset value and redemption price per share, $239,263,061 / 20,946,600 outstanding shares of beneficial interest	$11.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $257,591, of which $4,934 is reimbursable by an affiliate)	$2,081,245
Affiliated dividend income	91,776
Income from securities lending, net (including affiliated income of $14,717)	18,169
Interest income	280

2,191,470

EXPENSES
Management fees	823,311
Distribution fee	220,727
Custodian and accounting fees	131,000
Audit fee	15,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	19,833

Total expenses	1,227,871

NET INVESTMENT INCOME (LOSS)	963,599

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,463))	7,182,779
Futures transactions	(49,928)
Swap agreements transactions	4,805,057
Foreign currency transactions	3,648,064

15,585,972

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,429))	17,490,424
Futures	(139,588)
Swap agreements	(379,698)
Foreign currencies	(971,826)

15,999,312

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	31,585,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,548,883

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$963,599	$1,457,944
Net realized gain (loss) on investment and foreign currency transactions	15,585,972	(10,312,892)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,999,312	23,673,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,548,883	14,818,610

FUND SHARE TRANSACTIONS:
Fund share sold [1,039,065 and 2,960,044 shares, respectively]	11,138,581	27,432,558
Net asset value of shares issued in merger [7,350,419 and 0 shares, respectively]	79,752,175	—
Fund share repurchased [4,567,735 and 4,799,186 shares, respectively]	(46,794,701)	(38,494,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	44,096,055	(11,061,814)

CAPITAL CONTRIBUTIONS	—	4,881

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,644,938	3,761,677
NET ASSETS:
Beginning of period	162,618,123	158,856,446

End of period	$239,263,061	$162,618,123

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Casinos & Gaming — 1.0%
Red Rock Resorts, Inc. (Class A Stock)	268,158	$6,315,121

Diversified REITs — 1.6%
Empire State Realty Trust, Inc. (Class A Stock)	519,660	10,793,338

Health Care REITs — 6.9%
HCP, Inc.	671,596	21,464,208
Healthcare Trust of America, Inc. (Class A Stock)	548,429	17,061,626
Physicians Realty Trust	318,906	6,422,767

		44,948,601

Hotel & Resort REITs — 4.6%
Apple Hospitality REIT, Inc.(a)	390,483	7,305,938
Host Hotels & Resorts, Inc.(a)	873,140	15,952,268
Park Hotels & Resorts, Inc.	250,595	6,756,041

		30,014,247

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings, Inc.	135,424	8,375,974

Industrial REITs — 5.3%
Prologis, Inc.	585,503	34,333,897

Office REITs — 20.3%
Alexandria Real Estate Equities, Inc.	120,503	14,516,996
Boston Properties, Inc.	190,163	23,393,852
Corporate Office Properties Trust	325,808	11,413,054
Cousins Properties, Inc.(a)	1,670,728	14,685,699
Douglas Emmett, Inc.	398,534	15,227,984
Highwoods Properties, Inc.	175,075	8,878,053
Hudson Pacific Properties, Inc.	322,034	11,010,342
Kilroy Realty Corp.	201,740	15,160,761
SL Green Realty Corp.	172,566	18,257,483

		132,544,224

Residential REITs — 27.3%
American Campus Communities, Inc.	341,075	16,132,848
American Homes 4 Rent (Class A Stock)	435,507	9,829,394
Apartment Investment & Management Co. (Class A Stock)	397,175	17,066,610
AvalonBay Communities, Inc.	144,421	27,753,384
Colony Starwood Homes(a)	127,140	4,362,173
Education Realty Trust, Inc.	262,048	10,154,360
Equity LifeStyle Properties, Inc.	95,941	8,283,547
Essex Property Trust, Inc.	117,175	30,145,612
Invitation Homes, Inc.	148,799	3,218,522
Sun Communities, Inc.	189,560	16,622,516
UDR, Inc.	898,823	35,027,132

		178,596,098

Retail REITs — 13.8%
Brixmor Property Group, Inc.	659,746	11,796,258
GGP, Inc.(a)	674,084	15,881,419
Regency Centers Corp.	279,796	17,526,421
Simon Property Group, Inc.(a)	195,557	31,633,300
Weingarten Realty Investors(a)	441,771	13,297,307

		90,134,705

COMMON STOCKS (continued)	Shares	Value
Specialized REITs — 16.4%
American Tower Corp.	38,251	$5,061,372
Crown Castle International Corp.	97,085	9,725,975
CyrusOne, Inc.(a)	209,240	11,665,130
Digital Realty Trust, Inc.	114,139	12,892,000
DuPont Fabros Technology, Inc.(a)	282,186	17,258,496
Equinix, Inc.	27,035	11,602,341
Extra Space Storage, Inc.(a)	213,856	16,680,768
GEO Group, Inc. (The)	135,017	3,992,453
Public Storage	88,956	18,549,995

		107,428,530

TOTAL LONG-TERM INVESTMENTS (cost $611,513,115)		643,484,735

SHORT-TERM INVESTMENT — 13.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	7,541,735	7,541,735
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $77,394,178; includes $77,347,698 of cash collateral for securities on loan)(b)(w)	77,383,768	77,391,506

TOTAL SHORT-TERM INVESTMENTS (cost $84,935,913)		84,933,241

TOTAL INVESTMENTS — 111.5% (cost $696,449,028)		728,417,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(75,206,708)

NET ASSETS — 100.0%		$653,211,268

See the Glossary for abbreviations used in the semiannual report.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,505,161; cash collateral of $77,347,698 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Casinos & Gaming	$6,315,121	$—	$—
Diversified REITs	10,793,338	—	—
Health Care REITs	44,948,601	—	—
Hotel & Resort REITs	30,014,247	—	—
Hotels, Restaurants & Leisure	8,375,974	—	—
Industrial REITs	34,333,897	—	—
Office REITs	132,544,224	—	—
Residential REITs	178,596,098	—	—
Retail REITs	90,134,705	—	—
Specialized REITs	107,428,530	—	—
Affiliated Mutual Funds	84,933,241	—	—

Total	$728,417,976	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Residential REITs	27.3%
Office REITs	20.3
Specialized REITs	16.4
Retail REITs	13.8
Affiliated Mutual Funds (11.8% represents investments purchased with collateral from securities on loan)	13.0

Health Care REITs	6.9%
Industrial REITs	5.3
Hotel & Resort REITs	4.6
Diversified REITs	1.6
Hotels, Restaurants & Leisure	1.3
Casinos & Gaming	1.0

111.5
Liabilities in excess of other assets	(11.5)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$75,505,161	$(75,505,161)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $75,505,161:
Unaffiliated investments (cost $611,513,115)	$643,484,735
Affiliated investments (cost $84,935,913)	84,933,241
Dividends receivable	2,167,679
Receivable for investments sold	1,456,304
Receivable for fund share sold	62,866
Receivable from manager	4,574
Prepaid expenses	859

Total Assets	732,110,258

LIABILITIES:
Payable to broker for collateral for securities on loan	77,347,698
Payable for investments purchased	1,149,380
Management fees payable	184,425
Accrued expenses and other liabilities	102,095
Payable for fund share repurchased	96,938
Distribution fee payable	18,089
Affiliated transfer agent fee payable	365

Total Liabilities	78,898,990

NET ASSETS	$653,211,268

Net assets were comprised of:
Paid-in capital	$258,185,386
Retained earnings	395,025,882

Net assets, June 30, 2017	$653,211,268

Net asset value and redemption price per share, $653,211,268 / 58,363,556 outstanding shares of beneficial interest	$11.19

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$9,213,455
Affiliated income from securities lending, net	20,405
Affiliated dividend income	19,178

9,253,038

EXPENSES
Management fees	2,687,678
Distribution fee	814,771
Custodian and accounting fees	59,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Loan interest expense	290
Miscellaneous	11,729

Total expenses	3,603,468
Less: management fee waivers and/or expense reimbursement	(228,136)

Net expenses	3,375,332

NET INVESTMENT INCOME (LOSS)	5,877,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $(6,309))	20,100,223
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(886))	(7,966,045)

NET GAIN (LOSS) ON INVESTMENTS	12,134,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,011,884

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,877,706	$8,579,181
Net realized gain (loss) on investment transactions	20,100,223	59,131,117
Net change in unrealized appreciation (depreciation) on investments	(7,966,045)	(41,080,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,011,884	26,629,436

FUND SHARE TRANSACTIONS:
Fund share sold [1,355,283 and 12,721,893 shares, respectively]	14,900,320	131,545,223
Fund share repurchased [5,058,926 and 23,745,354 shares, respectively]	(55,331,583)	(241,663,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,431,263)	(110,118,161)

CAPITAL CONTRIBUTIONS	—	56,948

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,419,379)	(83,431,777)
NET ASSETS:
Beginning of period	675,630,647	759,062,424

End of period	$653,211,268	$675,630,647

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.8%
Textron, Inc.	451,099	$21,246,763
United Technologies Corp.	147,695	18,035,036

		39,281,799

Airlines — 0.8%
JetBlue Airways Corp.*	798,589	18,231,787

Automobiles — 0.6%
Volkswagen AG (Germany), ADR(a)	441,667	13,746,885

Banks — 15.7%
Bank of America Corp.	4,169,101	101,142,390
Citigroup, Inc.	589,740	39,441,811
JPMorgan Chase & Co.	759,460	69,414,644
SunTrust Banks, Inc.	388,633	22,043,264
Wells Fargo & Co.	1,875,971	103,947,553

		335,989,662

Beverages — 0.9%
Anheuser-Busch InBev SA/NV (Belgium), ADR	169,040	18,655,254

Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.*	166,423	15,114,537
Celgene Corp.*	241,677	31,386,592
Vertex Pharmaceuticals, Inc.*	65,159	8,397,040

		54,898,169

Capital Markets — 1.3%
Morgan Stanley	646,444	28,805,545

Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	475,048	38,341,124

Communications Equipment — 2.6%
Cisco Systems, Inc.	1,755,614	54,950,718

Construction & Engineering — 0.9%
Fluor Corp.	441,761	20,223,819

Consumer Finance — 1.8%
Capital One Financial Corp.	460,757	38,067,743

Containers & Packaging — 1.0%
Ball Corp.(a)	487,482	20,576,615

Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.(a)	829,106	19,799,051

Electric Utilities — 1.2%
FirstEnergy Corp.	416,323	12,139,979
PG&E Corp.	201,561	13,377,604

		25,517,583

Electrical Equipment — 2.1%
Emerson Electric Co.	760,200	45,323,124

Equity Real Estate Investment Trusts (REITs) — 2.7%
DDR Corp.	1,895,997	17,196,693
Simon Property Group, Inc.	122,998	19,896,156
Vornado Realty Trust	211,705	19,879,100

		56,971,949

Food & Staples Retailing — 0.6%
CVS Health Corp.	174,192	14,015,488

COMMON STOCKS (continued)	Shares	Value
Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	497,140	$21,471,477

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,055,782	51,321,563

Health Care Providers & Services — 1.3%
Aetna, Inc.	176,931	26,863,434

Household Durables — 0.3%
Newell Brands, Inc.	117,729	6,312,629

Household Products — 2.4%
Procter & Gamble Co. (The)	595,466	51,894,862

Industrial Conglomerates — 3.1%
General Electric Co.	2,466,072	66,608,605

Insurance — 5.8%
American International Group, Inc.	838,009	52,392,323
Hartford Financial Services Group, Inc. (The)	218,788	11,501,685
MetLife, Inc.	1,079,287	59,296,028

		123,190,036

Internet Software & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	45,428	42,233,503

IT Services — 0.5%
Visa, Inc. (Class A Stock)(a)	112,857	10,583,729

Machinery — 0.8%
WABCO Holdings, Inc.*	139,682	17,810,852

Media — 4.1%
DISH Network Corp. (Class A Stock)*	208,806	13,104,665
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,653,713	51,562,771
Viacom, Inc. (Class B Stock)	668,874	22,454,100

		87,121,536

Metals & Mining — 0.9%
Nucor Corp.	351,123	20,319,488

Oil, Gas & Consumable Fuels — 9.9%
BP PLC (United Kingdom), ADR(a)	916,499	31,756,690
ConocoPhillips	613,216	26,956,975
Exxon Mobil Corp.	1,318,782	106,465,271
Range Resources Corp.(a)	711,583	16,487,378
Southwestern Energy Co.*(a)	4,892,373	29,745,628

		211,411,942

Personal Products — 1.9%
Coty, Inc. (Class A Stock)(a)	1,194,879	22,415,930
Unilever NV (United Kingdom)(a)	313,131	17,306,750

		39,722,680

Pharmaceuticals — 9.4%
Allergan PLC	268,944	65,377,597
Bristol-Myers Squibb Co.	526,607	29,342,542
Johnson & Johnson	166,626	22,042,954
Merck & Co., Inc.	166,787	10,689,379
Pfizer, Inc.	2,163,884	72,684,864

		200,137,336

Road & Rail — 1.6%
Kansas City Southern	332,633	34,810,043

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	134,129	$10,318,544

Software — 3.7%
Oracle Corp.	1,271,995	63,777,829
Symantec Corp.	542,059	15,313,167

		79,090,996

Specialty Retail — 1.3%
Home Depot, Inc. (The)	85,681	13,143,465
TJX Cos., Inc. (The)	212,347	15,325,083

		28,468,548

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	405,217	19,182,973

Tobacco — 1.9%
Altria Group, Inc.	534,492	39,803,619

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	260,214	15,774,173

TOTAL LONG-TERM INVESTMENTS (cost $1,912,530,204)		2,047,848,883

SHORT-TERM INVESTMENTS — 8.5%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	66,010,720	$66,010,720
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $115,798,068; includes $115,660,413 of cash collateral for securities on loan)(b)(w)	115,775,896	115,787,474

TOTAL SHORT-TERM INVESTMENTS (cost $181,808,788)		181,798,194

TOTAL INVESTMENTS — 104.2% (cost $2,094,338,992)		2,229,647,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(90,648,642)

NET ASSETS — 100.0%		$2,138,998,435

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,561,005; cash collateral of $115,660,413 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,281,799	$—	$—
Airlines	18,231,787	—	—
Automobiles	13,746,885	—	—
Banks	335,989,662	—	—
Beverages	18,655,254	—	—
Biotechnology	54,898,169	—	—
Capital Markets	28,805,545	—	—
Chemicals	38,341,124	—	—
Communications Equipment	54,950,718	—	—
Construction & Engineering	20,223,819	—	—
Consumer Finance	38,067,743	—	—
Containers & Packaging	20,576,615	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Diversified Telecommunication Services	$19,799,051	$—	$—
Electric Utilities	25,517,583	—	—
Electrical Equipment	45,323,124	—	—
Equity Real Estate Investment Trusts (REITs)	56,971,949	—	—
Food & Staples Retailing	14,015,488	—	—
Food Products	21,471,477	—	—
Health Care Equipment & Supplies	51,321,563	—	—
Health Care Providers & Services	26,863,434	—	—
Household Durables	6,312,629	—	—
Household Products	51,894,862	—	—
Industrial Conglomerates	66,608,605	—	—
Insurance	123,190,036	—	—
Internet Software & Services	42,233,503	—	—
IT Services	10,583,729	—	—
Machinery	17,810,852	—	—
Media	87,121,536	—	—
Metals & Mining	20,319,488	—	—
Oil, Gas & Consumable Fuels	211,411,942	—	—
Personal Products	39,722,680	—	—
Pharmaceuticals	200,137,336	—	—
Road & Rail	34,810,043	—	—
Semiconductors & Semiconductor Equipment	10,318,544	—	—
Software	79,090,996	—	—
Specialty Retail	28,468,548	—	—
Textiles, Apparel & Luxury Goods	19,182,973	—	—
Tobacco	39,803,619	—	—
Wireless Telecommunication Services	15,774,173	—	—
Affiliated Mutual Funds	181,798,194	—	—

Total	$2,229,647,077	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	15.7%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	9.4
Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	8.5
Insurance	5.8
Media	4.1
Software	3.7
Industrial Conglomerates	3.1
Equity Real Estate Investment Trusts (REITs)	2.7
Communications Equipment	2.6
Biotechnology	2.6
Household Products	2.4
Health Care Equipment & Supplies	2.4
Electrical Equipment	2.1
Internet Software & Services	2.0
Tobacco	1.9
Personal Products	1.9
Aerospace & Defense	1.8
Chemicals	1.8
Consumer Finance	1.8

Road & Rail	1.6%
Capital Markets	1.3
Specialty Retail	1.3
Health Care Providers & Services	1.3
Electric Utilities	1.2
Food Products	1.0
Containers & Packaging	1.0
Metals & Mining	0.9
Construction & Engineering	0.9
Diversified Telecommunication Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Beverages	0.9
Airlines	0.8
Machinery	0.8
Wireless Telecommunication Services	0.7
Food & Staples Retailing	0.6
Automobiles	0.6
IT Services	0.5
Semiconductors & Semiconductor Equipment	0.5
Household Durables	0.3

104.2
Liabilities in excess of other assets	(4.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$111,561,005	$(111,561,005)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $111,561,005:
Unaffiliated investments (cost $1,912,530,204)	$2,047,848,883
Affiliated investments (cost $181,808,788)	181,798,194
Receivable for investments sold	58,614,852
Receivable for fund share sold	5,760,813
Dividends receivable	2,215,162
Tax reclaim receivable	654,497
Receivable from manager	92,225
Prepaid expenses	3,824

Total Assets	2,296,988,450

LIABILITIES:
Payable to broker for collateral for securities on loan	115,660,413
Payable for investments purchased	41,567,573
Management fees payable	428,034
Accrued expenses and other liabilities	247,969
Distribution fee payable	58,416
Payable for fund share repurchased	27,245
Affiliated transfer agent fee payable	365

Total Liabilities	157,990,015

NET ASSETS	$2,138,998,435

Net assets were comprised of:
Paid-in capital	$1,691,479,255
Retained earnings	447,519,180

Net assets, June 30, 2017	$2,138,998,435

Net asset value and redemption price per share, $2,138,998,435 / 71,725,495 outstanding shares of beneficial interest	$29.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (including $(160,457) foreign withholding tax reclaim)	$21,410,898
Affiliated dividend income	213,015
Income from securities lending, net (including affiliated income of $97,320)	122,005

21,745,918

EXPENSES
Management fees	5,281,428
Distribution fee	2,355,007
Custodian and accounting fees	116,000
Audit fee	13,000
Trustees’ fees	13,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	78
Miscellaneous	21,978

Total expenses	7,814,491
Less: management fee waivers and/or expense reimbursement	(122,460)

Net expenses	7,692,031

NET INVESTMENT INCOME (LOSS)	14,053,887

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(4,206))	179,287,029

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,546))	(96,133,057)
Foreign currencies	(15,204)

(96,148,261)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	83,138,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,192,655

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,053,887	$33,856,464
Net realized gain (loss) on investment transactions	179,287,029	(35,175,170)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(96,148,261)	180,558,870

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,192,655	179,240,164

FUND SHARE TRANSACTIONS:
Fund share sold [2,783,153 and 9,268,715 shares, respectively]	82,124,673	231,237,138
Net asset value of shares issued in merger [9,871,267 and 0 shares, respectively]	290,610,158	—
Fund share repurchased [3,854,007 and 30,020,564 shares, respectively]	(112,732,717)	(755,546,686)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	260,002,114	(524,309,548)

CAPITAL CONTRIBUTIONS	—	1,924,860

TOTAL INCREASE (DECREASE) IN NET ASSETS	357,194,769	(343,144,524)
NET ASSETS:
Beginning of period	1,781,803,666	2,124,948,190

End of period	$2,138,998,435	$1,781,803,666

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.2%
L3 Technologies, Inc.	97,817	$16,343,264

Auto Components — 0.5%
Delphi Automotive PLC	80,621	7,066,431

Banks — 3.8%
Eagle Bancorp, Inc.*	302,841	19,169,835
First Republic Bank	182,465	18,264,747
SunTrust Banks, Inc.	250,626	14,215,507

		51,650,089

Beverages — 1.9%
Molson Coors Brewing Co. (Class B Stock)	97,123	8,385,600
Monster Beverage Corp.*	334,271	16,606,583

		24,992,183

Biotechnology — 4.5%
ACADIA Pharmaceuticals, Inc.*(a)	193,450	5,395,321
Alkermes PLC*(a)	274,594	15,918,214
Exelixis, Inc.*	301,638	7,429,344
Incyte Corp.*	139,545	17,570,111
Neurocrine Biosciences, Inc.*(a)	135,082	6,213,772
Vertex Pharmaceuticals, Inc.*	65,913	8,494,208

		61,020,970

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	226,091	14,750,177

Capital Markets — 6.6%
Affiliated Managers Group, Inc.	83,524	13,853,291
Intercontinental Exchange, Inc.	422,896	27,877,304
Lazard Ltd. (Class A Stock)	328,350	15,212,456
Northern Trust Corp.	330,962	32,172,816

		89,115,867

Chemicals — 4.4%
Ashland Global Holdings, Inc.	116,281	7,664,081
RPM International, Inc.	430,730	23,496,322
Sherwin-Williams Co. (The)	32,277	11,327,936
Valvoline, Inc.	685,668	16,264,045

		58,752,384

Containers & Packaging — 1.7%
Avery Dennison Corp.	252,826	22,342,234

Electrical Equipment — 2.3%
Hubbell, Inc.	88,240	9,986,121
Sensata Technologies Holding NV*(a)	480,043	20,507,437

		30,493,558

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	549,142	40,537,662

Energy Equipment & Services — 0.3%
Dril-Quip, Inc.*(a)	78,789	3,844,903

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equinix, Inc.	36,950	15,857,461
SBA Communications Corp.*	147,404	19,884,800

		35,742,261

Food Products — 2.8%
Blue Buffalo Pet Products, Inc.*(a)	547,724	12,493,584

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Hershey Co. (The)	156,072	$16,757,451
Snyder’s-Lance, Inc.(a)	227,761	7,885,086

		37,136,121

Health Care Equipment & Supplies — 3.2%
Edwards Lifesciences Corp.*	279,815	33,085,326
Nevro Corp.*(a)	135,041	10,051,102

		43,136,428

Hotels, Restaurants & Leisure — 1.9%
Dunkin’ Brands Group, Inc.	231,769	12,775,107
Yum! Brands, Inc.	183,648	13,545,876

		26,320,983

Household Durables — 2.0%
Newell Brands, Inc.	505,868	27,124,642

Industrial Conglomerates — 2.8%
Roper Technologies, Inc.	162,922	37,721,331

Internet & Direct Marketing Retail — 2.0%
Expedia, Inc.	184,186	27,434,505

Internet Software & Services — 1.1%
GoDaddy, Inc. (Class A Stock)*(a)	339,787	14,413,765

IT Services — 7.2%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	611,732	25,050,425
Fiserv, Inc.*	212,625	26,012,543
Global Payments, Inc.	253,028	22,853,489
Total System Services, Inc.	395,545	23,040,496

		96,956,953

Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	388,465	23,039,859
Illumina, Inc.*	122,990	21,341,225
Mettler-Toledo International, Inc.*	51,212	30,140,310

		74,521,394

Machinery — 9.6%
Fortive Corp.	340,375	21,562,756
IDEX Corp.	113,793	12,859,747
John Bean Technologies Corp.	104,885	10,278,730
Middleby Corp. (The)*	264,448	32,133,076
WABCO Holdings, Inc.*	113,312	14,448,413
Xylem, Inc.	696,314	38,596,685

		129,879,407

Media — 1.2%
Altice USA, Inc. (Class A Stock)*	76,192	2,461,002
CBS Corp. (Class B Non-Voting Stock)	213,317	13,605,358

		16,066,360

Oil, Gas & Consumable Fuels — 1.7%
Concho Resources, Inc.*	96,331	11,707,106
Diamondback Energy, Inc.*	120,315	10,685,175

		22,392,281

Pharmaceuticals — 2.2%
Zoetis, Inc.	479,532	29,913,206

Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc.	296,093	23,036,035

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	132,170	$18,692,803
Qorvo, Inc.*	96,670	6,121,144
Xilinx, Inc.	272,212	17,508,676

		65,358,658

Software — 7.9%
Autodesk, Inc.*	153,604	15,486,355
Electronic Arts, Inc.*	145,189	15,349,381
Intuit, Inc.	193,682	25,722,906
Red Hat, Inc.*	182,409	17,465,662
ServiceNow, Inc.*	126,101	13,366,706
Splunk, Inc.*	149,872	8,526,218
Tyler Technologies, Inc.*	57,513	10,103,309

		106,020,537

Specialty Retail — 6.1%
Advance Auto Parts, Inc.	110,170	12,844,720
Five Below, Inc.*(a)	236,513	11,676,647
O’Reilly Automotive, Inc.*	37,324	8,164,252
Ross Stores, Inc.	510,849	29,491,313
Ulta Beauty, Inc.*	69,101	19,855,481

		82,032,413

Textiles, Apparel & Luxury Goods — 1.3%
PVH Corp.	148,299	16,980,236

TOTAL LONG-TERM INVESTMENTS (cost $1,111,926,927)		1,310,061,203

SHORT-TERM INVESTMENTS — 11.5%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	36,819,367	$36,819,367
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $117,709,692; includes $117,573,038 of cash collateral for securities on loan)(b)(w)	117,684,365	117,696,133

TOTAL SHORT-TERM INVESTMENTS (cost $154,529,059)		154,515,500

TOTAL INVESTMENTS — 108.8% (cost $1,266,455,986)		1,464,576,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(118,455,403)

NET ASSETS — 100.0%		$1,346,121,300

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,690,942; cash collateral of $117,573,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,343,264	$—	$—
Auto Components	7,066,431	—	—
Banks	51,650,089	—	—
Beverages	24,992,183	—	—
Biotechnology	61,020,970	—	—
Building Products	14,750,177	—	—
Capital Markets	89,115,867	—	—
Chemicals	58,752,384	—	—
Containers & Packaging	22,342,234	—	—
Electrical Equipment	30,493,558	—	—
Electronic Equipment, Instruments & Components	40,537,662	—	—
Energy Equipment & Services	3,844,903	—	—
Equity Real Estate Investment Trusts (REITs)	35,742,261	—	—
Food Products	37,136,121	—	—
Health Care Equipment & Supplies	43,136,428	—	—
Hotels, Restaurants & Leisure	26,320,983	—	—
Household Durables	27,124,642	—	—
Industrial Conglomerates	37,721,331	—	—
Internet & Direct Marketing Retail	27,434,505	—	—
Internet Software & Services	14,413,765	—	—
IT Services	96,956,953	—	—
Life Sciences Tools & Services	74,521,394	—	—
Machinery	129,879,407	—	—
Media	16,066,360	—	—
Oil, Gas & Consumable Fuels	22,392,281	—	—
Pharmaceuticals	29,913,206	—	—
Semiconductors & Semiconductor Equipment	65,358,658	—	—
Software	106,020,537	—	—
Specialty Retail	82,032,413	—	—
Textiles, Apparel & Luxury Goods	16,980,236	—	—
Affiliated Mutual Funds	154,515,500	—	—

Total	$1,464,576,703	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (8.7% represents investments purchased with collateral from securities on loan)	11.5%
Machinery	9.6
Software	7.9
IT Services	7.2
Capital Markets	6.6
Specialty Retail	6.1
Life Sciences Tools & Services	5.5
Semiconductors & Semiconductor Equipment	4.9
Biotechnology	4.5
Chemicals	4.4
Banks	3.8
Health Care Equipment & Supplies	3.2
Electronic Equipment, Instruments & Components	3.0
Industrial Conglomerates	2.8

Food Products	2.8%
Equity Real Estate Investment Trusts (REITs)	2.6
Electrical Equipment	2.3
Pharmaceuticals	2.2
Internet & Direct Marketing Retail	2.0
Household Durables	2.0
Hotels, Restaurants & Leisure	1.9
Beverages	1.9
Oil, Gas & Consumable Fuels	1.7
Containers & Packaging	1.7
Textiles, Apparel & Luxury Goods	1.3
Aerospace & Defense	1.2
Media	1.2
Building Products	1.1
Internet Software & Services	1.1
Auto Components	0.5
Energy Equipment & Services	0.3

108.8
Liabilities in excess of other assets	(8.8)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$115,690,942	$(115,690,942)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $115,690,942:
Unaffiliated investments (cost $1,111,926,927)	$1,310,061,203
Affiliated investments (cost $154,529,059)	154,515,500
Receivable for investments sold	17,456,317
Dividends receivable	386,491
Receivable from manager	31,762
Tax reclaim receivable	19,689
Receivable for fund share sold	13,131
Prepaid expenses	3,259

Total Assets	1,482,487,352

LIABILITIES:
Payable to broker for collateral for securities on loan	117,573,038
Payable for investments purchased	17,177,803
Payable for fund share repurchased	1,026,169
Management fees payable	347,350
Accrued expenses and other liabilities	204,350
Distribution fee payable	36,977
Affiliated transfer agent fee payable	365

Total Liabilities	136,366,052

NET ASSETS	$1,346,121,300

Net assets were comprised of:
Paid-in capital	$722,687,808
Retained earnings	623,433,492

Net assets, June 30, 2017	$1,346,121,300

Net asset value and redemption price per share, $1,346,121,300 / 158,059,833 outstanding shares of beneficial interest	$8.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$4,351,914
Income from securities lending, net (including affiliated income of $116,902)	352,880
Affiliated dividend income	139,498

4,844,292

EXPENSES
Management fees	5,192,019
Distribution fee	1,593,507
Custodian and accounting fees	86,000
Audit fee	12,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	16,647

Total expenses	6,923,173
Less: management fee waivers and/or expense reimbursement	(637,403)

Net expenses	6,285,770

NET INVESTMENT INCOME (LOSS)	(1,441,478)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $10,437)	60,838,500

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(24,235))	114,679,860
Foreign currencies	561

114,680,421

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	175,518,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,077,443

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,441,478)	$(2,506,130)
Net realized gain (loss) on investment transactions	60,838,500	(31,434,677)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	114,680,421	38,182,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,077,443	4,241,856

FUND SHARE TRANSACTIONS:
Fund share sold [4,656,372 and 29,594,502 shares, respectively]	37,749,440	208,652,539
Fund share repurchased [5,954,277 and 52,432,368 shares, respectively]	(48,512,348)	(361,226,438)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(10,762,908)	(152,573,899)

CAPITAL CONTRIBUTIONS	—	1,005,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,314,535	(147,326,461)
NET ASSETS:
Beginning of period	1,182,806,765	1,330,133,226

End of period	$1,346,121,300	$1,182,806,765

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.9%	Shares	Value
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	39,598	$3,634,304
Esterline Technologies Corp.*	61,067	5,789,152
KLX, Inc.*	128,766	6,438,299
Mercury Systems, Inc.*(a)	100,140	4,214,893
Moog, Inc. (Class A Stock)*	73,321	5,258,582

		25,335,230

Air Freight & Logistics — 1.1%
Forward Air Corp.	48,063	2,560,797
XPO Logistics, Inc.*(a)	123,498	7,981,676

		10,542,473

Airlines — 0.3%
Spirit Airlines, Inc.*	47,071	2,431,217

Auto Components — 0.7%
Cooper Tire & Rubber Co.(a)	12,665	457,207
Dana, Inc.	229,944	5,134,650
Standard Motor Products, Inc.	28,613	1,494,171

		7,086,028

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	61,677	2,158,695

Banks — 19.7%
Ameris Bancorp.	88,664	4,273,605
BancorpSouth, Inc.	138,610	4,227,604
Banner Corp.(g)	134,092	7,577,539
Boston Private Financial Holdings, Inc.	220,201	3,380,085
Brookline Bancorp, Inc.	186,362	2,720,885
Bryn Mawr Bank Corp.	1,855	78,838
CenterState Banks, Inc.	196,434	4,883,349
CoBiz Financial, Inc.	169,968	2,957,443
Columbia Banking System, Inc.	186,863	7,446,491
Community Bank System, Inc.(a)	97,224	5,422,182
ConnectOne Bancorp, Inc.	127,523	2,875,644
CU Bancorp*	53,220	1,923,903
CVB Financial Corp.(a)	327,153	7,338,042
First Financial Bankshares, Inc.(a)	134,386	5,939,861
First Merchants Corp.	145,201	5,828,368
First Midwest Bancorp, Inc.	190,066	4,430,438
First of Long Island Corp. (The)	69,110	1,976,545
Flushing Financial Corp.	107,725	3,036,768
Glacier Bancorp, Inc.(a)	173,292	6,344,220
Great Western Bancorp, Inc.	177,118	7,228,186
Guaranty Bancorp	74,406	2,023,843
Heritage Financial Corp.	92,131	2,441,472
Home BancShares, Inc.(a)	170,471	4,244,728
Independent Bank Corp.(a)	81,166	5,409,714
Independent Bank Group, Inc.	48,642	2,894,199
Lakeland Financial Corp.	84,078	3,857,499
LegacyTexas Financial Group, Inc.	194,011	7,397,639
MB Financial, Inc.	176,512	7,773,588
National Commerce Corp.*	21,987	869,586
PacWest Bancorp	82,027	3,830,661
Pinnacle Financial Partners, Inc.	184,507	11,587,040
Prosperity Bancshares, Inc.	90,915	5,840,380
Renasant Corp.	155,450	6,799,383
Sandy Spring Bancorp, Inc.	61,059	2,482,659

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
South State Corp.	83,434	$7,150,294
State Bank Financial Corp.	117,919	3,197,963
Texas Capital Bancshares, Inc.*	89,212	6,905,009
TriCo Bancshares	63,485	2,231,498
Webster Financial Corp.	221,979	11,591,743

		188,418,894

Building Products — 0.8%
Gibraltar Industries, Inc.*(a)	116,880	4,166,771
Masonite International Corp.*	20,393	1,539,672
Patrick Industries, Inc.*	33,116	2,412,501

		8,118,944

Capital Markets — 1.2%
Golub Capital BDC, Inc.	57,211	1,093,874
OM Asset Management PLC	228,319	3,392,820
Stifel Financial Corp.*	126,317	5,808,056
Virtu Financial, Inc. (Class A Stock)(a)	88,264	1,557,860

		11,852,610

Chemicals — 1.9%
GCP Applied Technologies, Inc.*	20,913	637,847
Minerals Technologies, Inc.	85,458	6,255,526
Olin Corp.	66,731	2,020,615
Quaker Chemical Corp.	21,498	3,122,155
Trinseo SA	36,536	2,510,023
Tronox Ltd. (Class A Stock)(a)	272,338	4,117,751

		18,663,917

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	163,384	6,783,704
Advanced Disposal Services, Inc.*	143,939	3,271,733
Mobile Mini, Inc.(a)	117,764	3,515,255
US Ecology, Inc.	11,684	590,041

		14,160,733

Communications Equipment — 1.6%
Extreme Networks, Inc.*	89,164	822,092
Finisar Corp.*	84,297	2,190,036
NetScout Systems, Inc.*	183,858	6,324,715
Viavi Solutions, Inc.*	535,296	5,636,667

		14,973,510

Construction & Engineering — 1.0%
EMCOR Group, Inc.	102,165	6,679,548
Granite Construction, Inc.(a)	59,964	2,892,663

		9,572,211

Construction Materials — 1.0%
Eagle Materials, Inc.	43,029	3,976,740
Summit Materials, Inc. (Class A Stock)*	200,120	5,777,464

		9,754,204

Containers & Packaging — 0.6%
Berry Global Group, Inc.*	100,333	5,719,984

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	27,666	1,049,925

Electric Utilities — 2.6%
IDACORP, Inc.	76,674	6,544,126
PNM Resources, Inc.	218,969	8,375,564

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	216,970	$9,913,359

		24,833,049

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	124,490	2,386,473

Electronic Equipment, Instruments & Components — 2.9%
Anixter International, Inc.*	68,443	5,352,243
CTS Corp.	137,383	2,967,473
II-VI, Inc.*	48,413	1,660,566
OSI Systems, Inc.*(a)	41,922	3,150,438
SYNNEX Corp.	68,624	8,232,135
Tech Data Corp.*	62,304	6,292,703

		27,655,558

Energy Equipment & Services — 0.8%
Basic Energy Services, Inc.*(a)	65,174	1,622,833
C&J Energy Services, Inc.*(a)	111,666	3,826,794
NCS Multistage Holdings, Inc.*(a)	78,845	1,985,317

		7,434,944

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	314,703	8,748,743
Care Capital Properties, Inc.	100,345	2,679,212
Chesapeake Lodging Trust	342,619	8,383,887
Columbia Property Trust, Inc.	194,531	4,353,604
CyrusOne, Inc.(a)	138,336	7,712,231
Hudson Pacific Properties, Inc.	125,221	4,281,306
Life Storage, Inc.	104,881	7,771,682
National Health Investors, Inc., REIT	26,992	2,137,766
Pebblebrook Hotel Trust(a)	352,634	11,368,920
PS Business Parks, Inc.	30,965	4,099,456
RLJ Lodging Trust	177,928	3,535,429
Terreno Realty Corp.	103,516	3,484,349

		68,556,585

Food & Staples Retailing — 0.3%
SpartanNash Co.	58,760	1,525,410
SUPERVALU, Inc.*	306,240	1,007,530

		2,532,940

Food Products — 1.2%
Hain Celestial Group, Inc. (The)*	94,560	3,670,819
Snyder’s-Lance, Inc.(a)	215,887	7,474,008

		11,144,827

Gas Utilities — 1.6%
Chesapeake Utilities Corp.	8,686	651,016
New Jersey Resources Corp.	202,341	8,032,938
South Jersey Industries, Inc.	205,059	7,006,866

		15,690,820

Health Care Equipment & Supplies — 2.4%
CONMED Corp.	91,784	4,675,477
Halyard Health, Inc.*	115,413	4,533,423
Hill-Rom Holdings, Inc.	24,089	1,917,725
ICU Medical, Inc.*	17,709	3,054,803
Integra LifeSciences Holdings Corp.*	89,687	4,888,838
Wright Medical Group NV*(a)	134,385	3,694,244

		22,764,510

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	105,014	$5,185,591
Almost Family, Inc.*	51,886	3,198,772
American Renal Associates Holdings, Inc.*(a)	65,987	1,224,059
AMN Healthcare Services, Inc.*(a)	62,283	2,432,151
Kindred Healthcare, Inc.	74,917	872,783

		12,913,356

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	305,307	3,895,717
HMS Holdings Corp.*	128,829	2,383,337

		6,279,054

Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	133,335	3,308,041
Extended Stay America, Inc.	208,674	4,039,929
Hilton Grand Vacations, Inc.*	200,424	7,227,289
Jack in the Box, Inc.	26,349	2,595,377
Marriott Vacations Worldwide Corp.(a)	51,720	6,090,029
Red Rock Resorts, Inc. (Class A Stock)	129,169	3,041,930
Vail Resorts, Inc.	21,244	4,308,921
Wingstop, Inc.	37,298	1,152,508

		31,764,024

Household Durables — 1.1%
Meritage Homes Corp.*(a)	65,654	2,770,599
Taylor Morrison Home Corp. (Class A Stock)*	59,573	1,430,348
TopBuild Corp.*	92,004	4,882,652
William Lyon Homes (Class A Stock)*(a)	60,934	1,470,947

		10,554,546

Household Products — 0.2%
Spectrum Brands Holdings, Inc.(a)	14,941	1,868,223

Insurance — 4.3%
AMERISAFE, Inc.	47,945	2,730,468
CNO Financial Group, Inc.	383,861	8,015,018
Enstar Group Ltd. (Bermuda)*	12,857	2,554,043
James River Group Holdings Ltd.	72,566	2,883,047
Kinsale Capital Group, Inc.	83,773	3,125,571
Maiden Holdings Ltd.	196,748	2,183,903
National General Holdings Corp.	143,853	3,035,298
Primerica, Inc.(a)	51,043	3,866,507
ProAssurance Corp.	71,670	4,357,535
RLI Corp.(a)	75,508	4,124,247
Selective Insurance Group, Inc.	86,281	4,318,364

		41,194,001

Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc.*	91,470	3,270,053

Investment Companies — 0.5%
Conyers Park Acquisition Corp.*	441,522	5,201,129

IT Services — 0.7%
Convergys Corp.(a)	127,307	3,027,360
DST Systems, Inc.	59,472	3,669,422

		6,696,782

Machinery — 3.9%
Barnes Group, Inc.	56,981	3,335,098

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
CIRCOR International, Inc.(a)	57,397	$3,408,234
Federal Signal Corp.	231,404	4,017,173
ITT, Inc.	120,137	4,827,105
RBC Bearings, Inc.*	21,491	2,186,924
Rexnord Corp.*	145,622	3,385,712
Standex International Corp.	26,440	2,398,107
Terex Corp.(a)	146,719	5,501,963
TriMas Corp.*	204,816	4,270,414
Watts Water Technologies, Inc. (Class A Stock)	60,033	3,794,086

		37,124,816

Media — 1.8%
Live Nation Entertainment, Inc.*	212,063	7,390,396
MSG Networks, Inc. (Class A Stock)*	101,943	2,288,620
Nexstar Media Group, Inc. (Class A Stock)(a)	76,659	4,584,208
WideOpenWest, Inc.*	170,599	2,968,423

		17,231,647

Metals & Mining — 1.8%
AK Steel Holding Corp.*(a)	363,423	2,387,689
Allegheny Technologies, Inc.(a)	29,682	504,891
Carpenter Technology Corp.	5,938	222,259
Century Aluminum Co.*(a)	89,023	1,386,978
Cliffs Natural Resources, Inc.*(a)	161,367	1,116,660
Commercial Metals Co.	261,036	5,071,929
Hecla Mining Co.	263,372	1,343,197
Kaiser Aluminum Corp.	28,536	2,526,007
Royal Gold, Inc.(a)	22,012	1,720,678
Ryerson Holding Corp.*(a)	119,781	1,185,832

		17,466,120

Mortgage Real Estate Investment Trusts (REITs) — 2.4%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	200,441	6,333,936
Granite Point Mortgage Trust, Inc.*	223,677	4,231,969
PennyMac Mortgage Investment Trust	274,950	5,028,836
Two Harbors Investment Corp.	715,730	7,092,884

		22,687,625

Multi-Utilities — 1.3%
Black Hills Corp.(a)	179,037	12,079,626

Oil, Gas & Consumable Fuels — 4.8%
Callon Petroleum Co.*(a)	608,603	6,457,278
CONSOL Energy, Inc.*	150,079	2,242,180
Golar LNG Ltd. (Bermuda)(a)	301,510	6,708,598
Jagged Peak Energy, Inc.*(a)	181,450	2,422,358
Oasis Petroleum, Inc.*	280,901	2,261,253
PDC Energy, Inc.*(a)	100,010	4,311,431
Rice Energy, Inc.*	234,458	6,243,617
RSP Permian, Inc.*	247,020	7,971,335
SRC Energy, Inc.*(a)	375,858	2,529,524
WPX Energy, Inc.*	535,593	5,173,828

		46,321,402

Paper & Forest Products — 0.3%
KapStone Paper and Packaging Corp.	114,338	2,358,793

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
Mercer International, Inc. (Canada)	53,741	$618,022

		2,976,815

Pharmaceuticals — 0.5%
Catalent, Inc.*	103,952	3,648,715
Prestige Brands Holdings, Inc.*	18,240	963,254

		4,611,969

Professional Services — 0.5%
On Assignment, Inc.*	94,755	5,130,983

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.(a)	282,213	5,376,158

Road & Rail — 1.0%
Knight Transportation, Inc.(a)	93,996	3,482,552
Marten Transport Ltd.	87,897	2,408,378
Saia, Inc.*	73,473	3,769,165

		9,660,095

Semiconductors & Semiconductor Equipment — 2.3%
Cree, Inc.*(a)	140,817	3,471,139
Cypress Semiconductor Corp.(a)	312,827	4,270,089
Entegris, Inc.*	272,506	5,981,507
MKS Instruments, Inc.(a)	43,929	2,956,422
Semtech Corp.*	137,503	4,915,732
Silicon Laboratories, Inc.*	9,049	618,499

		22,213,388

Software — 2.0%
Bottomline Technologies de, Inc.*	105,561	2,711,862
CommVault Systems, Inc.*	105,159	5,936,226
Imperva, Inc.*	43,687	2,090,423
Verint Systems, Inc.*	196,802	8,009,841

		18,748,352

Specialty Retail — 2.0%
Boot Barn Holdings, Inc.*(a)	86,393	611,662
Burlington Stores, Inc.*	78,275	7,200,517
Children’s Place, Inc. (The)(a)	30,006	3,063,613
Lithia Motors, Inc. (Class A Stock)(a)	52,097	4,909,100
Office Depot, Inc.	395,070	2,228,195
Party City Holdco, Inc.*(a)	89,301	1,397,561

		19,410,648

Technology Hardware, Storage & Peripherals — 0.3%
Electronics For Imaging, Inc.*(a)	67,219	3,184,836

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	25,076	1,455,913
Wolverine World Wide, Inc.	92,805	2,599,468

		4,055,381

Thrifts & Mortgage Finance — 2.6%
MGIC Investment Corp.*	330,828	3,705,274
OceanFirst Financial Corp.	85,339	2,314,394
Oritani Financial Corp.(a)	80,836	1,378,254
Provident Financial Services, Inc.	148,923	3,779,666
Radian Group, Inc.	262,847	4,297,548
Washington Federal, Inc.	167,240	5,552,367
WSFS Financial Corp.	75,163	3,408,642

		24,436,145

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc.*	120,827	$5,920,523
Foundation Building Materials, Inc.*	176,861	2,274,432
Herc Holdings, Inc.*(a)	102,925	4,047,011
Kaman Corp.(a)	90,637	4,520,067
Univar, Inc.*	199,293	5,819,356

		22,581,389

TOTAL LONG-TERM INVESTMENTS (cost $766,333,187)		927,876,844

SHORT-TERM INVESTMENTS — 22.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	33,311,914	33,311,914
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $179,766,200; includes $179,605,826 of cash collateral for securities on loan)(b)(w)	179,730,715	179,748,688

Value
TOTAL SHORT-TERM INVESTMENTS (cost $213,078,114)	$213,060,602

TOTAL INVESTMENTS — 119.1% (cost $979,411,301)	1,140,937,446
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.1)%	(183,087,330)

NET ASSETS — 100.0%	$957,850,116

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,442,983; cash collateral of $179,605,826 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $7,577,539 is 0.8% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,335,230	$—	$—
Air Freight & Logistics	10,542,473	—	—
Airlines	2,431,217	—	—
Auto Components	7,086,028	—	—
Automobiles	2,158,695	—	—
Banks	188,418,894	—	—
Building Products	8,118,944	—	—
Capital Markets	11,852,610	—	—
Chemicals	18,663,917	—	—
Commercial Services & Supplies	14,160,733	—	—
Communications Equipment	14,973,510	—	—
Construction & Engineering	9,572,211	—	—
Construction Materials	9,754,204	—	—
Containers & Packaging	5,719,984	—	—
Diversified Consumer Services	1,049,925	—	—
Electric Utilities	24,833,049	—	—
Electrical Equipment	2,386,473	—	—
Electronic Equipment, Instruments & Components	27,655,558	—	—
Energy Equipment & Services	7,434,944	—	—
Equity Real Estate Investment Trusts (REITs)	68,556,585	—	—
Food & Staples Retailing	2,532,940	—	—
Food Products	11,144,827	—	—
Gas Utilities	15,690,820	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Health Care Equipment & Supplies	$22,764,510	$—	$—
Health Care Providers & Services	12,913,356	—	—
Health Care Technology	6,279,054	—	—
Hotels, Restaurants & Leisure	31,764,024	—	—
Household Durables	10,554,546	—	—
Household Products	1,868,223	—	—
Insurance	41,194,001	—	—
Internet Software & Services	3,270,053	—	—
Investment Companies	5,201,129	—	—
IT Services	6,696,782	—	—
Machinery	37,124,816	—	—
Media	17,231,647	—	—
Metals & Mining	17,466,120	—	—
Mortgage Real Estate Investment Trusts (REITs)	22,687,625	—	—
Multi-Utilities	12,079,626	—	—
Oil, Gas & Consumable Fuels	46,321,402	—	—
Paper & Forest Products	2,976,815	—	—
Pharmaceuticals	4,611,969	—	—
Professional Services	5,130,983	—	—
Real Estate Management & Development	5,376,158	—	—
Road & Rail	9,660,095	—	—
Semiconductors & Semiconductor Equipment	22,213,388	—	—
Software	18,748,352	—	—
Specialty Retail	19,410,648	—	—
Technology Hardware, Storage & Peripherals	3,184,836	—	—
Textiles, Apparel & Luxury Goods	4,055,381	—	—
Thrifts & Mortgage Finance	24,436,145	—	—
Trading Companies & Distributors	22,581,389	—	—
Affiliated Mutual Funds	213,060,602	—	—

Total	$1,140,937,446	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (18.8% represents investments purchased with collateral from securities on loan)	22.2%
Banks	19.7
Equity Real Estate Investment Trusts (REITs)	7.2
Oil, Gas & Consumable Fuels	4.8
Insurance	4.3
Machinery	3.9
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	2.9
Aerospace & Defense	2.6
Electric Utilities	2.6
Thrifts & Mortgage Finance	2.6
Health Care Equipment & Supplies	2.4
Mortgage Real Estate Investment Trusts (REITs)	2.4
Trading Companies & Distributors	2.4
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	2.0
Software	2.0
Chemicals	1.9
Metals & Mining	1.8
Media	1.8
Gas Utilities	1.6
Communications Equipment	1.6
Commercial Services & Supplies	1.5
Health Care Providers & Services	1.3
Multi-Utilities	1.3

Capital Markets	1.2%
Food Products	1.2
Household Durables	1.1
Air Freight & Logistics	1.1
Construction Materials	1.0
Road & Rail	1.0
Construction & Engineering	1.0
Building Products	0.8
Energy Equipment & Services	0.8
Auto Components	0.7
IT Services	0.7
Health Care Technology	0.7
Containers & Packaging	0.6
Real Estate Management & Development	0.6
Investment Companies	0.5
Professional Services	0.5
Pharmaceuticals	0.5
Textiles, Apparel & Luxury Goods	0.4
Internet Software & Services	0.3
Technology Hardware, Storage & Peripherals	0.3
Paper & Forest Products	0.3
Food & Staples Retailing	0.3
Airlines	0.3
Electrical Equipment	0.3
Automobiles	0.2
Household Products	0.2
Diversified Consumer Services	0.1

119.1
Liabilities in excess of other assets	(19.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$175,442,983	$(175,442,983)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $175,442,983:
Unaffiliated investments (cost $766,333,187)	$927,876,844
Affiliated investments (cost $213,078,114)	213,060,602
Receivable for investments sold	13,876,669
Dividends receivable	1,442,775
Receivable for fund share sold	204,199
Tax reclaim receivable	38,049
Receivable from manager	9,975
Prepaid expenses	916

Total Assets	1,156,510,029

LIABILITIES:
Payable to broker for collateral for securities on loan	179,605,826
Payable for investments purchased	18,422,311
Management fees payable	393,837
Accrued expenses and other liabilities	211,206
Distribution fee payable	26,140
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	228

Total Liabilities	198,659,913

NET ASSETS	$957,850,116

Net assets were comprised of:
Paid-in capital	$443,488,457
Retained earnings	514,361,659

Net assets, June 30, 2017	$957,850,116

Net asset value and redemption price per share, $957,850,116 / 44,412,643 outstanding shares of beneficial interest	$21.57

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $10 foreign withholding tax)	$6,545,366
Income from securities lending, net (including affiliated income of $134,873)	140,181
Affiliated dividend income	80,354

6,765,901

EXPENSES
Management fees	3,604,572
Distribution fee	1,171,996
Custodian and accounting fees	81,000
Audit fee	11,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	12,080

Total expenses	4,901,648
Less: management fee waivers and/or expense reimbursement	(60,944)

Net expenses	4,840,704

NET INVESTMENT INCOME (LOSS)	1,925,197

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $1,118)	49,592,567

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(17,807))	(34,179,099)
Foreign currencies	1,157

(34,177,942)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	15,414,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,339,822

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,925,197	$5,808,796
Net realized gain (loss) on investment transactions	49,592,567	42,134,641
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,177,942)	131,514,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,339,822	179,457,840

FUND SHARE TRANSACTIONS:
Fund share sold [1,593,362 and 7,120,000 shares, respectively]	34,071,419	120,528,926
Fund share repurchased [1,257,630 and 10,060,548 shares, respectively]	(26,820,055)	(167,889,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	7,251,364	(47,360,595)

CAPITAL CONTRIBUTIONS	—	435,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,591,186	132,533,066
NET ASSETS:
Beginning of period	933,258,930	800,725,864

End of period	$957,850,116	$933,258,930

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)	106,100	$20,981,275
Embraer SA (Brazil), ADR(a)	445,200	8,115,996

		29,097,271

Auto Components — 1.9%
Adient PLC	199,200	13,023,695
Magna International, Inc. (Canada)	413,900	19,175,987

		32,199,682

Automobiles — 2.5%
General Motors Co.	732,300	25,579,239
Harley-Davidson, Inc.(a)	148,800	8,038,176
Honda Motor Co. Ltd. (Japan), ADR(a)	302,100	8,274,519

		41,891,934

Banks — 15.2%
Bank of America Corp.	2,446,954	59,363,104
Citigroup, Inc.	1,238,560	82,834,893
Citizens Financial Group, Inc.	516,400	18,425,152
JPMorgan Chase & Co.	419,100	38,305,740
Wells Fargo & Co.	1,037,383	57,481,392

		256,410,281

Building Products — 2.1%
Johnson Controls International PLC	803,307	34,831,392

Capital Markets — 3.8%
Goldman Sachs Group, Inc. (The)	112,000	24,852,800
State Street Corp.	438,100	39,310,713

		64,163,513

Communications Equipment — 3.6%
ARRIS International PLC*	442,200	12,390,443
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	6,666,800	47,800,956

		60,191,399

Consumer Finance — 3.7%
Capital One Financial Corp.	556,600	45,986,292
Discover Financial Services	276,200	17,176,878

		63,163,170

Containers & Packaging — 1.7%
International Paper Co.	511,000	28,927,710

Electric Utilities — 0.4%
PPL Corp.	171,300	6,622,458

Electronic Equipment, Instruments & Components — 3.3%
Corning, Inc.	1,570,100	47,181,505
TE Connectivity Ltd.	105,300	8,285,004

		55,466,509

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	249,800	18,904,864

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	195,400	17,341,749
Zimmer Biomet Holdings, Inc.	133,500	17,141,400

		34,483,149

Health Care Providers & Services — 2.4%
Anthem, Inc.	217,300	40,880,649

Independent Power & Renewable Electricity Producers — 2.5%
Calpine Corp.*(a)	3,127,900	42,320,487

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates — 2.4%
Koninklijke Philips NV (Netherlands), NVDR(a)	1,117,197	$40,017,997

Insurance — 6.4%
American International Group, Inc.	1,321,600	82,626,438
Travelers Cos., Inc. (The)	196,400	24,850,492

		107,476,930

Machinery — 5.9%
CNH Industrial NV (United Kingdom)(a)	2,677,700	30,472,226
Cummins, Inc.	296,400	48,082,008
PACCAR, Inc.	132,600	8,756,904
Parker-Hannifin Corp.	78,000	12,465,960

		99,777,098

Media — 5.3%
CBS Corp. (Class B Stock)	330,100	21,053,778
Comcast Corp. (Class A Stock)	620,500	24,149,860
Discovery Communications, Inc. (Class A Stock)*(a)	1,325,900	34,247,997
Discovery Communications, Inc. (Class C Stock)*	410,200	10,341,142

		89,792,777

Multiline Retail — 0.6%
Target Corp.	180,500	9,438,345

Oil, Gas & Consumable Fuels — 10.2%
Apache Corp.(a)	551,000	26,409,430
Hess Corp.(a)	641,200	28,129,444
Marathon Oil Corp.	2,863,800	33,936,030
Murphy Oil Corp.(a)	1,379,700	35,361,711
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	591,893	31,482,789
Tesoro Corp.	183,100	17,138,160

		172,457,564

Pharmaceuticals — 3.2%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	682,300	29,420,776
Sanofi (France), ADR(a)	516,800	24,759,888

		54,180,664

Professional Services — 0.4%
ManpowerGroup, Inc.	64,800	7,234,920

Software — 7.5%
Microsoft Corp.	828,250	57,091,273
Oracle Corp.	1,405,300	70,461,742

		127,553,015

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.(a)	471,100	14,321,440

Technology Hardware, Storage & Peripherals — 4.9%
Hewlett Packard Enterprise Co.	5,016,200	83,218,758

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC (United Kingdom), ADR(a)	1,489,445	42,791,755

TOTAL LONG-TERM INVESTMENTS (cost $1,460,851,252)		1,657,815,731

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 15.9%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	31,803,434	$31,803,434
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $236,652,268; includes $236,440,669 of cash collateral for securities on loan)(b)(w)	236,603,910	236,627,571

TOTAL SHORT-TERM INVESTMENTS (cost $268,455,702)		268,431,005

TOTAL INVESTMENTS — 113.9% (cost $1,729,306,954)		1,926,246,736
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9)%		(235,524,084)

NET ASSETS — 100.0%		$1,690,722,652

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $230,704,972; cash collateral of $236,440,669 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,097,271	$—	$—
Auto Components	32,199,682	—	—
Automobiles	41,891,934	—	—
Banks	256,410,281	—	—
Building Products	34,831,392	—	—
Capital Markets	64,163,513	—	—
Communications Equipment	60,191,399	—	—
Consumer Finance	63,163,170	—	—
Containers & Packaging	28,927,710	—	—
Electric Utilities	6,622,458	—	—
Electronic Equipment, Instruments & Components	55,466,509	—	—
Food & Staples Retailing	18,904,864	—	—
Health Care Equipment & Supplies	34,483,149	—	—
Health Care Providers & Services	40,880,649	—	—
Independent Power & Renewable Electricity Producers	42,320,487	—	—
Industrial Conglomerates	40,017,997	—	—
Insurance	107,476,930	—	—
Machinery	99,777,098	—	—
Media	89,792,777	—	—
Multiline Retail	9,438,345	—	—
Oil, Gas & Consumable Fuels	172,457,564	—	—
Pharmaceuticals	54,180,664	—	—
Professional Services	7,234,920	—	—
Software	127,553,015	—	—
Specialty Retail	14,321,440	—	—
Technology Hardware, Storage & Peripherals	83,218,758	—	—
Wireless Telecommunication Services	42,791,755	—	—
Affiliated Mutual Funds	268,431,005	—	—

Total	$1,926,246,736	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (14.0% represents investments purchased with collateral from securities on loan)	15.9%
Banks	15.2
Oil, Gas & Consumable Fuels	10.2
Software	7.5
Insurance	6.4
Machinery	5.9
Media	5.3
Technology Hardware, Storage & Peripherals	4.9
Capital Markets	3.8
Consumer Finance	3.7
Communications Equipment	3.6
Electronic Equipment, Instruments & Components	3.3
Pharmaceuticals	3.2

Wireless Telecommunication Services	2.5%
Independent Power & Renewable Electricity Producers	2.5
Automobiles	2.5
Health Care Providers & Services	2.4
Industrial Conglomerates	2.4
Building Products	2.1
Health Care Equipment & Supplies	2.0
Auto Components	1.9
Aerospace & Defense	1.7
Containers & Packaging	1.7
Food & Staples Retailing	1.1
Specialty Retail	0.8
Multiline Retail	0.6
Professional Services	0.4
Electric Utilities	0.4

113.9
Liabilities in excess of other assets	(13.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$230,704,972	$(230,704,972)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $230,704,972:
Unaffiliated investments (cost $1,460,851,252)	$1,657,815,731
Affiliated investments (cost $268,455,702)	268,431,005
Dividends receivable	2,977,903
Tax reclaim receivable	1,354,975
Receivable from manager	29,546
Receivable for fund share sold	26,522
Prepaid expenses	1,397

Total Assets	1,930,637,079

LIABILITIES:
Payable to broker for collateral for securities on loan	236,440,669
Payable for investments purchased	1,897,459
Payable for fund share repurchased	807,135
Management fees payable	455,159
Accrued expenses and other liabilities	267,318
Distribution fee payable	46,179
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	143

Total Liabilities	239,914,427

NET ASSETS	$1,690,722,652

Net assets were comprised of:
Paid-in capital	$1,113,220,483
Retained earnings	577,502,169

Net assets, June 30, 2017	$1,690,722,652

Net asset value and redemption price per share, $1,690,722,652 / 62,607,365 outstanding shares of beneficial interest	$27.01

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $527,675 foreign withholding tax)	$17,791,194
Income from securities lending, net (including affiliated income of $102,009)	193,808
Affiliated dividend income	162,171

18,147,173

EXPENSES
Management fees	4,300,202
Distribution fee	1,911,013
Custodian and accounting fees	91,000
Audit fee	14,000
Trustees’ fees	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	16,001

Total expenses	6,356,216

NET INVESTMENT INCOME (LOSS)	11,790,957

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,256))	44,186,209
Foreign currency transactions	(516)

44,185,693

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(19,236))	66,939,847
Foreign currencies	13,439

66,953,286

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	111,138,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,929,936

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,790,957	$19,894,755
Net realized gain (loss) on investment and foreign currency transactions	44,185,693	5,160,470
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	66,953,286	164,477,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,929,936	189,532,579

FUND SHARE TRANSACTIONS:
Fund share sold [8,572,926 and 13,275,697 shares, respectively]	223,604,614	287,970,159
Fund share repurchased [3,572,374 and 27,188,731 shares, respectively]	(93,500,299)	(531,465,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	130,104,315	(243,495,617)

CAPITAL CONTRIBUTIONS	—	2,204,516

TOTAL INCREASE (DECREASE) IN NET ASSETS	253,034,251	(51,758,522)
NET ASSETS:
Beginning of period	1,437,688,401	1,489,446,923

End of period	$1,690,722,652	$1,437,688,401

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.0%	Shares	Value
Argentina — 1.7%
MercadoLibre, Inc.	156,277	$39,206,774

Australia — 2.1%
BHP Billiton PLC	691,440	10,593,405
Brambles Ltd.	331,117	2,475,951
CSL Ltd.	133,609	14,179,857
Insurance Australia Group Ltd.	2,239,839	11,673,225
Macquarie Group Ltd.	174,849	11,890,379

		50,812,817

Austria — 0.4%
ANDRITZ AG	144,725	8,731,693

Belgium — 0.3%
KBC Group NV	104,813	7,946,838

Brazil — 1.2%
Cielo SA	896,540	6,684,336
Raia Drogasil SA	1,036,498	22,057,143

		28,741,479

Canada — 4.3%
Alimentation Couche-Tard, Inc. (Class B Stock)	251,229	12,042,254
Brookfield Asset Management, Inc. (Class A Stock)	383,268	15,027,938
Canadian National Railway Co.	212,802	17,266,368
Constellation Software, Inc.	23,311	12,194,953
Peyto Exploration & Development Corp.(a)	217,200	3,939,346
Shopify, Inc. (Class A Stock)*	113,420	9,856,198
Suncor Energy, Inc.	630,209	18,413,494
Toronto-Dominion Bank (The)	252,260	12,712,208

		101,452,759

China — 9.0%
Alibaba Group Holding Ltd., ADR*(a)	714,512	100,674,741
Baidu, Inc., ADR*	48,800	8,728,368
China Merchants Bank Co. Ltd. (Class H Stock)	3,761,000	11,333,329
NetEase, Inc., ADR	35,532	10,681,985
Tencent Holdings Ltd.	2,297,901	82,437,107

		213,855,530

Denmark — 0.8%
Nets A/S, 144A*	401,235	7,979,161
Novo Nordisk A/S (Class B Stock)	260,782	11,205,094

		19,184,255

Finland — 0.5%
Sampo Oyj (Class A Stock)	224,732	11,530,038

France — 11.5%
Air Liquide SA	59,592	7,365,351
Arkema SA	185,751	19,836,714
BNP Paribas SA	213,280	15,354,641
Dassault Systemes SE	195,263	17,513,343
Elior Group, 144A	234,350	6,811,324
Kering	105,721	35,999,339
L’Oreal SA	87,852	18,318,455
LVMH Moet Hennessy Louis Vuitton SE	172,520	43,139,648
Pernod Ricard SA	71,075	9,517,472

COMMON STOCKS (continued)	Shares	Value
France (continued)
Schneider Electric SE*	107,200	$8,238,282
Sodexo SA	59,660	7,710,616
SPIE SA	322,240	9,679,413
TOTAL SA(a)	402,726	19,994,186
Valeo SA	804,920	54,154,267

		273,633,051

Germany — 7.6%
adidas AG	219,800	42,146,475
Brenntag AG	112,950	6,550,451
Continental AG	38,665	8,364,415
CTS Eventim AG & Co. KGaA	108,645	4,810,777
Deutsche Boerse AG	75,515	7,976,675
Fresenius SE & Co. KGaA	354,293	30,417,162
GEA Group AG	96,780	3,973,900
Infineon Technologies AG	1,686,313	35,818,329
Rational AG(a)	8,438	4,499,480
SAP SE, ADR(a)	150,100	15,710,967
Siemens AG	136,699	18,803,528

		179,072,159

Hong Kong — 2.5%
AIA Group Ltd.	3,465,036	25,351,455
Sands China Ltd.	2,247,200	10,286,648
Techtronic Industries Co. Ltd.	5,369,077	24,670,889

		60,308,992

India — 3.3%
HDFC Bank Ltd., ADR	302,102	26,273,811
Hero MotoCorp Ltd.	175,319	10,031,608
Housing Development Finance Corp. Ltd.	406,128	10,142,648
Maruti Suzuki India Ltd.	209,453	23,370,462
Tata Motors Ltd.	1,339,792	8,948,848

		78,767,377

Ireland — 1.6%
AerCap Holdings NV*	220,700	10,247,101
Kingspan Group PLC	352,416	12,102,290
Ryanair Holdings PLC, ADR*	138,671	14,922,386

		37,271,777

Israel — 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,137,685	6,863,556
Check Point Software Technologies Ltd.*(a)	131,400	14,333,112

		21,196,668

Italy — 2.2%
Azimut Holding SpA	337,645	6,792,708
Brembo SpA	1,039,690	15,234,592
Brunello Cucinelli SpA(a)	507,562	13,337,034
Brunello Cucinelli SpA, 144A(a)(g)	92,454	2,429,382
Ferrari NV	160,504	13,811,586

		51,605,302

Japan — 9.4%
Bridgestone Corp.	158,500	6,852,204
Daikin Industries Ltd.	242,791	24,908,428
FANUC Corp.	68,200	13,199,819
Hoya Corp.	247,200	12,869,572

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	474,400	$10,952,092
Kao Corp.	119,900	7,129,055
Keyence Corp.	138,125	60,806,474
Kose Corp.	50,300	5,516,438
Mitsubishi UFJ Financial Group, Inc.	1,822,700	12,294,200
Nabtesco Corp.	142,100	4,144,215
Nippon Prologis REIT, Inc.	3,235	6,885,795
Nitori Holdings Co. Ltd.	81,100	10,856,310
ORIX Corp.	664,490	10,339,372
Park24 Co. Ltd.	108,700	2,766,018
Santen Pharmaceutical Co. Ltd.	550,500	7,477,512
Shionogi & Co. Ltd.	160,600	8,954,717
SMC Corp.	34,300	10,485,246
Toyota Motor Corp.	131,500	6,912,100

		223,349,567

Luxembourg — 0.3%
Tenaris SA	388,883	6,071,929

Netherlands — 3.4%
ASML Holding NV	325,090	42,376,474
Heineken NV	70,675	6,872,074
Koninklijke Ahold Delhaize NV	279,166	5,328,518
Koninklijke Philips NV	376,733	13,411,228
Royal Dutch Shell PLC (Class A Stock)	496,199	13,193,918

		81,182,212

Norway — 0.0%
Statoil ASA(a)	66	1,094

South Africa — 0.3%
Bid Corp. Ltd.	319,633	7,301,478

Spain — 2.7%
Amadeus IT Group SA	159,308	9,522,772
Banco Bilbao Vizcaya Argentaria SA	530,636	4,420,180
Industria de Diseno Textil SA	1,277,323	49,055,694

		62,998,646

Sweden — 2.7%
Atlas Copco AB (Class A Stock)	1,105,774	42,518,983
Hexagon AB (Class B Stock)	220,371	10,469,751
Nordea Bank AB	826,920	10,532,010

		63,520,744

Switzerland — 7.4%
Cie Financiere Richemont SA	69,995	5,792,006
Geberit AG	24,879	11,617,507
Givaudan SA	13,321	26,692,614
Julius Baer Group Ltd.*	146,305	7,730,205
Lonza Group AG*	61,969	13,423,488
Novartis AG	128,465	10,730,246
Partners Group Holding AG	34,035	21,132,691
Roche Holding AG	53,305	13,620,224
SGS SA	5,415	13,129,676
Sonova Holding AG	48,875	7,950,665
Straumann Holding AG	37,275	21,227,028
UBS Group AG*	485,755	8,260,695
Wolseley PLC	221,415	13,590,020

		174,897,065

COMMON STOCKS (continued)	Shares	Value
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,210,000	$15,099,191

Thailand — 0.8%
CP ALL PCL	10,469,323	19,339,123

United Kingdom — 13.6%
Ashtead Group PLC	939,484	19,440,488
ASOS PLC*	89,496	6,698,808
BAE Systems PLC	1,750,770	14,453,170
Barclays PLC	3,012,420	7,967,207
Bunzl PLC	357,799	10,666,884
Compass Group PLC	2,115,599	44,655,349
DCC PLC	61,590	5,608,969
Experian PLC	643,269	13,201,775
Howden Joinery Group PLC	1,361,785	7,224,028
Lloyds Banking Group PLC	12,643,589	10,896,001
Micro Focus International PLC	226,701	6,703,397
Prudential PLC	451,705	10,368,388
RELX PLC	1,151,976	24,902,393
Spectris PLC	239,246	7,865,589
St. James’s Place PLC	2,557,007	39,412,707
Travis Perkins PLC	382,367	7,248,531
Unilever NV, CVA(a)	798,557	44,081,873
Worldpay Group PLC, 144A	6,452,976	26,459,992
WPP PLC	653,912	13,769,288

		321,624,837

United States — 5.8%
Albemarle Corp.	225,077	23,754,627
Aon PLC	106,800	14,199,060
Broadcom Ltd.	127,958	29,820,612
Core Laboratories NV(a)	26,600	2,693,782
Delphi Automotive PLC	58,500	5,127,525
JPMorgan Chase & Co.	202,340	18,493,876
Nielsen Holdings PLC(a)	179,100	6,924,006
Samsonite International SA	2,040,800	8,526,049
Sensata Technologies Holding NV*(a)	194,600	8,313,312
Shire PLC	31,636	1,744,385
TE Connectivity Ltd.	70,800	5,570,544
Yum China Holdings, Inc.*	306,664	12,091,762

		137,259,540

Zambia — 0.1%
First Quantum Minerals Ltd.	413,189	3,495,283

TOTAL COMMON STOCKS (cost $1,842,511,995)		2,299,458,218

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Henkel AG & Co. KGaA (PRFC)	79,970	11,027,385
Sartorius AG (PRFC)	193,550	18,715,496

(cost $23,302,015)		29,742,881

TOTAL LONG-TERM INVESTMENTS (cost $1,865,814,010)		2,329,201,099

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 7.3%	Shares	Value
AFFILIATED MUTUAL FUNDS — 6.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	19,364,025	$19,364,025
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $133,881,342; includes $133,735,731 of cash collateral for securities on loan)(b)(w)	133,854,109	133,867,494

TOTAL AFFILIATED MUTUAL FUNDS (cost $153,245,366)		153,231,519

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity Funds FedFund Portfolio (cost $19,150,879)	19,150,879	19,150,879

TOTAL SHORT-TERM INVESTMENTS (cost $172,396,245)		172,382,398

Value
TOTAL INVESTMENTS — 105.6% (cost $2,038,210,255)	$2,501,583,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%	(131,799,136)

NET ASSETS — 100.0%	$2,369,784,361

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,718,756; cash collateral of $133,735,731 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,429,382 is 0.1% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$39,206,774	$—	$—
Australia	—	50,812,817	—
Austria	—	8,731,693	—
Belgium	—	7,946,838	—
Brazil	28,741,479	—	—
Canada	101,452,759	—	—
China	120,085,094	93,770,436	—
Denmark	—	19,184,255	—
Finland	—	11,530,038	—
France	—	273,633,051	—
Germany	15,710,967	163,361,192	—
Hong Kong	—	60,308,992	—
India	26,273,811	52,493,566	—
Ireland	25,169,487	12,102,290	—
Israel	14,333,112	6,863,556	—
Italy	—	51,605,302	—
Japan	—	223,349,567	—
Luxembourg	—	6,071,929	—
Netherlands	—	81,182,212	—
Norway	—	1,094	—
South Africa	—	7,301,478	—
Spain	—	62,998,646	—
Sweden	—	63,520,744	—
Switzerland	—	174,897,065	—
Taiwan	—	15,099,191	—
Thailand	19,339,123	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
United Kingdom	$—	$321,624,837	$—
United States	126,989,106	10,270,434	—
Zambia	3,495,283	—	—
Preferred Stocks
Germany	—	29,742,881	—
Affiliated Mutual Funds	153,231,519	—	—
Unaffiliated Fund	19,150,879	—	—

Total	$693,179,393	$1,808,404,104	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Internet Software & Services	10.6%
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	6.5
Textiles, Apparel & Luxury Goods	6.4
Banks	5.8
Semiconductors & Semiconductor Equipment	5.2
Insurance	4.7
Auto Components	3.8
Chemicals	3.7
Machinery	3.7
Electronic Equipment, Instruments & Components	3.6
Hotels, Restaurants & Leisure	3.4
Capital Markets	3.3
Personal Products	3.2
Trading Companies & Distributors	3.2
Software	2.8
Food & Staples Retailing	2.8
Automobiles	2.7
Health Care Equipment & Supplies	2.6
Specialty Retail	2.5
Professional Services	2.5
Oil, Gas & Consumable Fuels	2.3

Pharmaceuticals	2.2%
IT Services	2.1
Building Products	2.1
Industrial Conglomerates	1.6
Health Care Providers & Services	1.3
Household Durables	1.0
Unaffiliated Fund	0.8
Media	0.8
Road & Rail	0.7
Electrical Equipment	0.7
Beverages	0.7
Biotechnology	0.7
Airlines	0.6
Commercial Services & Supplies	0.6
Aerospace & Defense	0.6
Metals & Mining	0.6
Life Sciences Tools & Services	0.6
Household Products	0.5
Diversified Financial Services	0.4
Thrifts & Mortgage Finance	0.4
Energy Equipment & Services	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Diversified Telecommunication Services	0.3
Internet & Direct Marketing Retail	0.3

105.6
Liabilities in excess of other assets	(5.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2017, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$47

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio did not have any net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$130,718,756	$(130,718,756)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $130,718,756:
Unaffiliated investments (cost $1,884,964,889)	$2,348,351,978
Affiliated investments (cost $153,245,366)	153,231,519
Cash	45,341
Foreign currency, at value (cost $3,064,313)	3,066,141
Tax reclaim receivable	9,574,931
Dividends receivable	4,713,499
Receivable for investments sold	3,720,285
Receivable from manager	77,378
Receivable from affiliate	60,583
Receivable for fund share sold	21,289
Prepaid expenses	2,308

Total Assets	2,522,865,252

LIABILITIES:
Payable to broker for collateral for securities on loan	133,735,731
Payable for investments purchased	12,552,348
Payable for fund share repurchased	5,360,409
Management fees payable	750,352
Accrued expenses and other liabilities	388,431
Foreign capital gains tax liability accrued	227,752
Distribution fee payable	65,503
Affiliated transfer agent fee payable	365

Total Liabilities	153,080,891

NET ASSETS	$2,369,784,361

Net assets were comprised of:
Paid-in capital	$1,676,102,815
Retained earnings	693,681,546

Net assets, June 30, 2017	$2,369,784,361

Net asset value and redemption price per share, $2,369,784,361 / 150,368,710 outstanding shares of beneficial interest	$15.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,401,745, of which $494,565 is reimbursable by an affiliate)	$28,461,290
Income from securities lending, net (including affiliated income of $259,703)	822,516
Affiliated dividend income	138,975

29,422,781

EXPENSES
Management fees	8,877,809
Distribution fee	2,741,728
Custodian and accounting fees	340,000
Audit fee	14,000
Trustees’ fees	14,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	109
Miscellaneous	35,282

Total expenses	12,036,928
Less: management fee waivers and/or expense reimbursement	(120,636)

Net expenses	11,916,292

NET INVESTMENT INCOME (LOSS)	17,506,489

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,476))	17,562,075
Foreign currency transactions	(502,644)

17,059,431

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,762)) (net of change in foreign capital gains taxes $(227,752))	345,669,304
Foreign currencies	1,069,578

346,738,882

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	363,798,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,304,802

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$17,506,489	$15,947,349
Net realized gain (loss) on investment and foreign currency transactions	17,059,431	(52,676,320)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	346,738,882	(54,266,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	381,304,802	(90,995,090)

FUND SHARE TRANSACTIONS:
Fund share sold [8,481,389 and 18,335,494 shares, respectively]	119,278,835	239,293,863
Fund share repurchased [6,111,664 and 31,911,603 shares, respectively]	(89,862,338)	(416,577,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	29,416,497	(177,283,526)

CAPITAL CONTRIBUTIONS	—	3,507,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	410,721,299	(264,771,414)
NET ASSETS:
Beginning of period	1,959,063,062	2,223,834,476

End of period	$2,369,784,361	$1,959,063,062

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 95.7%	Shares	Value
Australia — 4.7%
Ausdrill Ltd.	793,540	$1,119,542
Australia & New Zealand Banking Group Ltd.	298,300	6,583,970
Bendigo & Adelaide Bank Ltd.	547,900	4,664,035
BHP Billiton PLC	1,095,366	16,781,869
Caltex Australia Ltd.	582,464	14,144,106
CSR Ltd.	1,070,300	3,478,470
Downer EDI Ltd.	1,505,900	7,417,897
Fortescue Metals Group Ltd.	897,300	3,591,969
Harvey Norman Holdings Ltd.(a)	1,224,000	3,594,256
LendLease Group	707,400	9,053,710
Metcash Ltd.*(a)	2,725,199	5,027,317
Mineral Resources Ltd.	497,700	4,147,505
Myer Holdings Ltd.(a)	3,255,300	2,089,392
National Australia Bank Ltd.	269,136	6,122,413
Qantas Airways Ltd.	1,938,002	8,518,555
Seven Group Holdings Ltd.(a)	256,100	2,154,623
Wesfarmers Ltd.	199,600	6,154,653

		104,644,282

Austria — 0.8%
OMV AG	223,900	11,629,985
voestalpine AG	144,800	6,749,114

		18,379,099

Belgium — 1.3%
AGFA-Gevaert NV*(g)	708,900	3,448,524
Anheuser-Busch InBev SA/NV	137,823	15,222,379
Bekaert SA	60,500	3,077,927
bpost SA	11,100	268,091
KBC Group NV	84,450	6,402,932

		28,419,853

Brazil — 0.4%
BB Seguridade Participacoes SA	977,600	8,445,444

Canada — 1.6%
Canadian National Railway Co.	142,630	11,572,740
National Bank of Canada	251,500	10,575,490
Suncor Energy, Inc.	471,160	13,766,388

		35,914,618

China — 0.1%
China Resources Cement Holdings Ltd.	5,332,000	2,649,112

Denmark — 1.4%
AP Moller - Maersk A/S (Class B Stock)	4,714	9,491,698
Carlsberg A/S (Class B Stock)	97,523	10,421,838
Danske Bank A/S	248,400	9,556,714
Dfds A/S	34,379	1,832,777

		31,303,027

Finland — 1.2%
Sampo Oyj (Class A Stock)	243,187	12,476,885
Tieto OYJ	104,000	3,217,399
UPM-Kymmene OYJ	401,400	11,445,831

		27,140,115

France — 11.0%
Air Liquide SA	118,238	14,613,779

COMMON STOCKS (continued)	Shares	Value
France (continued)
Airbus SE	84,364	$6,962,196
Arkema SA	38,800	4,143,528
Atos SE	73,100	10,256,727
AXA SA	323,600	8,861,270
BNP Paribas SA	105,500	7,595,249
Capgemini SE	174,115	17,986,558
Carrefour SA(a)	324,700	8,209,062
Cie Generale des Etablissements Michelin	191,132	25,438,589
CNP Assurances	312,500	7,014,455
Credit Agricole SA	466,400	7,512,953
Electricite de France SA	674,800	7,311,447
Engie SA	222,500	3,358,366
Orange SA	646,000	10,281,055
Renault SA	73,200	6,622,808
Sanofi	261,000	25,009,065
SCOR SE	178,700	7,099,372
Societe Generale SA	136,000	7,333,909
TOTAL SA	265,900	13,201,169
Valeo SA	410,625	27,626,467
Vinci SA	225,503	19,235,781

		245,673,805

Germany — 7.4%
Allianz SE	61,200	12,077,364
Aurubis AG	46,100	3,626,525
BASF SE	125,600	11,656,846
Bayer AG	120,900	15,669,904
Bayerische Motoren Werke AG	81,100	7,542,906
Daimler AG	195,900	14,208,395
Deutsche Bank AG	477,450	8,488,977
Deutsche Lufthansa AG	362,100	8,252,113
Deutsche Post AG	196,206	7,365,245
METRO AG	243,500	8,225,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,300	9,571,312
Rheinmetall AG	103,400	9,842,009
SAP SE	209,763	21,956,223
Siemens AG	61,300	8,432,075
STADA Arzneimittel AG(a)	48,200	3,423,701
Uniper SE	199,400	3,746,791
Volkswagen AG	61,900	9,614,061

		163,700,416

Hong Kong — 2.5%
Cheung Kong Property Holdings Ltd.	288,000	2,253,681
Dah Sing Financial Holdings Ltd.	484,312	4,065,313
Kingboard Chemical Holdings Ltd.	1,618,800	6,444,038
Lee & Man Paper Manufacturing Ltd.	5,815,500	5,395,624
PCCW Ltd.	5,205,000	2,958,072
Skyworth Digital Holdings Ltd.	7,664,000	4,758,486
Tongda Group Holdings Ltd.(a)	19,670,000	5,868,341
WH Group Ltd., 144A	10,282,000	10,382,473
Wheelock & Co. Ltd.	551,000	4,155,974
Yue Yuen Industrial Holdings Ltd.	2,331,500	9,669,879

		55,951,881

Ireland — 1.0%
C&C Group PLC	728,000	2,676,548
Ryanair Holdings PLC, ADR*	99,078	10,661,784

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Ireland (continued)
Smurfit Kappa Group PLC	266,000	$8,270,798

		21,609,130

Israel — 0.5%
Bank Hapoalim BM	680,400	4,588,053
Teva Pharmaceutical Industries Ltd.	169,300	5,581,980

		10,170,033

Italy — 1.7%
Astaldi SpA(a)	214,334	1,334,124
Danieli & C Officine Meccaniche SpA(g)	128,200	3,125,968
Enel SpA	3,010,800	16,148,451
Leonardo SpA	119,700	1,992,981
Mediobanca SpA	310,000	3,066,847
UniCredit SpA*	700,216	13,115,952

		38,784,323

Japan — 20.5%
ABC-Mart, Inc.	134,900	7,949,957
Alfresa Holdings Corp.	213,600	4,129,554
Aoyama Trading Co. Ltd.	56,000	1,998,925
Aozora Bank Ltd.	983,000	3,752,980
Asahi Kasei Corp.	584,000	6,300,375
Astellas Pharma, Inc.	511,700	6,271,754
Central Glass Co. Ltd.	402,000	1,734,223
Concordia Financial Group Ltd.	915,000	4,637,575
Daiwa House Industry Co. Ltd.	731,870	25,048,675
Don Quijote Holdings Co. Ltd.	471,400	17,910,757
Dowa Holdings Co. Ltd.	557,000	4,224,847
Enplas Corp.(g)	99,900	3,082,448
Fuji Oil Holdings, Inc.	196,000	4,533,898
Fujikura Ltd.	1,150,000	9,674,408
Fuyo General Lease Co. Ltd.	82,800	4,737,362
Hazama Ando Corp.	528,100	3,332,980
Heiwa Corp.	295,600	6,599,141
Hoshizaki Corp.	69,600	6,314,870
Isuzu Motors Ltd.	1,425,200	17,697,228
Japan Airlines Co. Ltd.	205,800	6,374,795
Kaneka Corp.	422,000	3,229,756
Kao Corp.	145,890	8,674,378
KDDI Corp.	928,400	24,553,977
Keihin Corp.	279,200	3,825,194
Keiyo Bank Ltd. (The)(g)	811,000	3,521,444
KYORIN Holdings, Inc.	172,200	3,825,815
Kyowa Exeo Corp.	455,100	7,673,391
Makita Corp.	332,500	12,313,817
Marubeni Corp.	1,007,200	6,525,301
Matsumotokiyoshi Holdings Co. Ltd.	127,300	7,251,554
Mazda Motor Corp.	323,500	4,544,818
Mitsubishi Gas Chemical Co., Inc.	278,600	5,917,298
Mitsubishi UFJ Financial Group, Inc.	1,645,700	11,100,326
Mizuho Financial Group, Inc.	4,359,500	7,993,029
NEC Corp.	1,348,000	3,583,528
Nichi-iko Pharmaceutical Co. Ltd.(a)	119,500	1,865,945
Nippon Telegraph & Telephone Corp.	457,300	21,586,437
Nishi-Nippon Financial Holdings, Inc.	297,400	3,100,748
Nissan Motor Co. Ltd.	1,242,100	12,402,286
Nisshinbo Holdings, Inc.	327,400	3,331,247
NTT DOCOMO, Inc.	222,700	5,267,008

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Paramount Bed Holdings Co. Ltd.	4,800	$209,947
Resona Holdings, Inc.	1,895,200	10,468,728
Sankyu, Inc.	857,000	5,606,673
Sawai Pharmaceutical Co. Ltd.	48,200	2,707,024
Seino Holdings Co. Ltd.	376,000	5,012,621
Seven & i Holdings Co. Ltd.	193,000	7,964,038
Shimachu Co. Ltd.	219,300	5,232,227
Shinko Electric Industries Co. Ltd.	290,200	2,466,386
Ship Healthcare Holdings, Inc.	168,200	5,239,775
Shizuoka Gas Co. Ltd.(g)	383,800	2,560,506
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,666,520
Sony Corp.	450,000	17,164,684
Sumitomo Heavy Industries Ltd.	732,000	4,857,281
Sumitomo Mitsui Financial Group, Inc.	584,200	22,809,776
Sumitomo Osaka Cement Co. Ltd.	939,100	4,466,143
Toagosei Co. Ltd.(g)	402,100	5,244,951
Toho Holdings Co. Ltd.	183,700	3,623,341
Tokai Rika Co. Ltd.	15,800	292,307
Towa Pharmaceutical Co. Ltd.	50,900	2,379,007
Toyo Tire & Rubber Co. Ltd.	197,300	4,042,002
Toyoda Gosei Co. Ltd.	230,700	5,527,907
Toyota Motor Corp.	67,574	3,551,926
Tsubakimoto Chain Co.	536,000	4,641,760
Ube Industries Ltd.	2,148,000	5,544,647
United Arrows Ltd.	170,900	5,551,736
Yokohama Rubber Co. Ltd. (The)(a)	347,850	7,012,372

		457,238,334

Liechtenstein — 0.0%
VP Bank AG	1,934	240,255

Luxembourg — 0.5%
RTL Group SA	68,905	5,205,719
Tenaris SA	378,930	5,916,525

		11,122,244

Netherlands — 4.1%
ABN AMRO Group NV, GDR, 144A	178,900	4,739,402
Aegon NV	740,800	3,791,355
Akzo Nobel NV	77,500	6,740,081
ING Groep NV	401,600	6,932,743
Koninklijke Ahold Delhaize NV	259,400	4,951,239
Koninklijke KPN NV	2,112,260	6,760,438
Koninklijke Philips NV	245,600	8,743,056
NN Group NV	152,200	5,400,532
Royal Dutch Shell PLC (Class A Stock)	772,196	20,516,352
Royal Dutch Shell PLC (Class B Stock)	218,600	5,868,656
TKH Group NV	28,500	1,582,025
Wolters Kluwer NV	376,400	15,919,106

		91,944,985

New Zealand — 0.6%
Air New Zealand Ltd.(g)	3,321,700	7,936,882
Fletcher Building Ltd.	555,800	3,254,711
SKY Network Television Ltd.	827,900	2,093,362

		13,284,955

Norway — 1.8%
DNB ASA	310,600	5,287,901
Marine Harvest ASA*	241,900	4,138,718

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Norway (continued)
Salmar ASA	81,400	$2,017,680
Statoil ASA	741,201	12,290,698
Telenor ASA	683,023	11,331,517
Yara International ASA	146,000	5,489,931

		40,556,445

Philippines — 0.0%
Alliance Global Group, Inc.	678,000	192,070

Portugal — 0.2%
EDP - Energias de Portugal SA	1,174,200	3,841,076

Singapore — 1.0%
DBS Group Holdings Ltd.	1,407,400	21,182,464
Hong Leong Asia Ltd.(g)	1,721,000	1,369,247

		22,551,711

South Africa — 0.3%
Mondi PLC	222,400	5,831,752

Spain — 1.9%
Banco Santander SA	569,400	3,780,756
Distribuidora Internacional de Alimentacion SA	1,066,700	6,656,626
Gas Natural SDG SA	326,300	7,638,197
Iberdrola SA	1,196,800	9,483,968
Red Electrica Corp. SA	381,813	7,987,704
Repsol SA	481,300	7,378,863

		42,926,114

Sweden — 2.6%
Assa Abloy AB (Class B Stock)	792,325	17,464,012
Boliden AB	202,200	5,527,125
Electrolux AB (Class B Stock)	140,500	4,607,172
JM AB	117,000	4,145,258
Nordea Bank AB	1,827,162	23,271,525
Swedbank AB (Class A Stock)	151,900	3,707,250

		58,722,342

Switzerland — 7.2%
Adecco Group AG*	61,900	4,715,678
Aryzta AG*	105,906	3,492,807
Baloise Holding AG	75,000	11,617,482
Bucher Industries AG	6,521	2,051,562
Cembra Money Bank AG*	28,011	2,654,680
Credit Suisse Group AG*	328,600	4,781,456
Georg Fischer AG	7,642	7,412,581
Helvetia Holding AG	12,000	6,882,066
Julius Baer Group Ltd.*	156,560	8,272,041
Novartis AG	310,762	25,956,896
Roche Holding AG	82,685	21,127,251
Swiss Life Holding AG*	40,400	13,666,191
Swiss Re AG	120,600	11,052,118
UBS Group AG*	575,500	9,786,888
Wolseley PLC	279,047	17,127,359
Zurich Insurance Group AG	35,500	10,360,639

		160,957,695

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	341,937	11,954,118

COMMON STOCKS (continued)	Shares	Value
Turkey — 0.3%
Turkiye Garanti Bankasi A/S	2,183,010	$6,076,098

United Kingdom — 15.9%
3i Group PLC	751,500	8,835,842
Amec Foster Wheeler PLC*	233,800	1,424,190
Ashtead Group PLC	142,700	2,952,853
AstraZeneca PLC	52,900	3,543,447
Aviva PLC	1,307,500	8,968,674
BAE Systems PLC	2,133,500	17,612,729
Barclays PLC	1,614,300	4,269,478
Barratt Developments PLC	873,300	6,413,784
Beazley PLC	557,700	3,547,167
Bellway PLC	233,370	9,055,974
Berkeley Group Holdings PLC	120,700	5,075,406
Bovis Homes Group PLC	248,000	3,087,841
BP PLC	2,380,200	13,738,998
British American Tobacco PLC	376,853	25,679,995
BT Group PLC	3,281,943	12,619,934
Carillion PLC(a)	942,300	2,291,707
Centrica PLC	2,374,200	6,190,169
ConvaTec Group PLC, 144A*	2,253,177	9,361,954
Debenhams PLC	3,256,300	1,837,826
Diageo PLC	417,602	12,340,942
easyJet PLC	316,500	5,606,857
GKN PLC	1,143,100	4,855,430
GlaxoSmithKline PLC	945,500	20,127,207
Go-Ahead Group PLC	148,200	3,396,350
Howden Joinery Group PLC	1,118,296	5,932,362
Inchcape PLC	415,800	4,087,275
Informa PLC	975,427	8,508,091
Intermediate Capital Group PLC	447,200	4,849,635
International Consolidated Airlines Group SA	433,300	3,444,664
J Sainsbury PLC	2,538,800	8,327,471
Kingfisher PLC	1,694,400	6,636,858
Legal & General Group PLC	1,402,300	4,718,766
Lloyds Banking Group PLC	5,140,000	4,429,553
Man Group PLC	2,029,100	4,094,486
Marks & Spencer Group PLC	1,021,000	4,431,287
Marston’s PLC	1,392,600	2,214,047
Meggitt PLC	639,600	3,974,340
Old Mutual PLC	1,644,600	4,149,148
Premier Foods PLC*	200,276	105,758
Provident Financial PLC	116,056	3,680,923
Prudential PLC	1,238,386	28,425,778
RELX PLC	793,038	17,143,190
Restaurant Group PLC (The)	379,800	1,620,468
Rio Tinto Ltd.	145,000	7,046,785
Royal Mail PLC	484,100	2,655,626
SSE PLC	319,800	6,051,058
TP ICAP PLC	486,800	2,962,334
Unilever PLC	314,638	17,027,626
Vesuvius PLC	517,100	3,573,443

		352,925,726

United States — 2.7%
Aon PLC	137,665	18,302,562
Boart Longyear Ltd.*(g)	2,407,100	46,252
Medtronic PLC	207,530	18,418,288

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Shire PLC	400,239	$22,068,874

		58,835,976

TOTAL COMMON STOCKS (cost $1,947,624,426)		2,131,987,034

	Units
RIGHTS* — 0.0%
Spain — 0.0%
Repsol SA, expiring 07/03/17(a) (cost $229,678)	481,300	219,887

TOTAL LONG-TERM INVESTMENTS (cost $1,947,854,104)		2,132,206,921

	Shares
SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	57,516,714	57,516,714
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $45,021,791; includes $44,953,588 of cash collateral for securities on loan)(b)(w)	45,015,299	45,019,800

TOTAL SHORT-TERM INVESTMENTS (cost $102,538,505)		102,536,514

TOTAL INVESTMENTS — 100.3% (cost $2,050,392,609)		2,234,743,435
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(6,964,792)

NET ASSETS — 100.0%		$2,227,778,643

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,445,383; cash collateral of $44,953,588 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $30,336,222 is 1.4% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$104,644,282	$—
Austria	—	18,379,099	—
Belgium	—	28,419,853	—
Brazil	8,445,444	—	—
Canada	35,914,618	—	—
China	—	2,649,112	—
Denmark	—	31,303,027	—
Finland	—	27,140,115	—
France	—	245,673,805	—
Germany	—	163,700,416	—
Hong Kong	—	55,951,881	—
Ireland	10,661,784	10,947,346	—
Israel	—	10,170,033	—
Italy	—	38,784,323	—
Japan	—	457,238,334	—
Liechtenstein	—	240,255	—
Luxembourg	—	11,122,244	—
Netherlands	—	91,944,985	—
New Zealand	—	13,284,955	—
Norway	—	40,556,445	—
Philippines	—	192,070	—
Portugal	—	3,841,076	—
Singapore	—	22,551,711	—
South Africa	—	5,831,752	—
Spain	—	42,926,114	—
Sweden	—	58,722,342	—
Switzerland	—	160,957,695	—
Taiwan	11,954,118	—	—
Turkey	—	6,076,098	—
United Kingdom	—	352,925,726	—
United States	36,720,850	22,115,126	—
Rights
Spain	219,887	—	—
Affiliated Mutual Funds	102,536,514	—	—

Total	$206,453,215	$2,028,290,220	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	10.9%
Insurance	8.8
Pharmaceuticals	6.2
Oil, Gas & Consumable Fuels	5.1
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	4.6
Auto Components	3.5
Automobiles	3.4
Chemicals	3.1
Diversified Telecommunication Services	2.9
Food & Staples Retailing	2.8
Metals & Mining	2.5
Household Durables	2.4
Capital Markets	2.3
Electric Utilities	2.3
Airlines	2.3
Machinery	2.0
Beverages	1.8
Real Estate Management & Development	1.8
Professional Services	1.7
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
IT Services	1.4
Aerospace & Defense	1.4
Industrial Conglomerates	1.4
Multiline Retail	1.3
Wireless Telecommunication Services	1.3
Health Care Equipment & Supplies	1.3
Specialty Retail	1.2
Personal Products	1.2

Tobacco	1.2%
Road & Rail	1.1
Food Products	1.1
Paper & Forest Products	1.0
Biotechnology	1.0
Software	1.0
Media	0.9
Building Products	0.9
Electronic Equipment, Instruments & Components	0.7
Semiconductors & Semiconductor Equipment	0.6
Construction Materials	0.6
Health Care Providers & Services	0.6
Marine	0.5
Electrical Equipment	0.5
Air Freight & Logistics	0.5
Gas Utilities	0.5
Textiles, Apparel & Luxury Goods	0.4
Multi-Utilities	0.4
Containers & Packaging	0.4
Commercial Services & Supplies	0.3
Energy Equipment & Services	0.3
Leisure Products	0.3
Consumer Finance	0.3
Diversified Financial Services	0.2
Distributors	0.2
Hotels, Restaurants & Leisure	0.2
Independent Power & Renewable Electricity Producers	0.2
Technology Hardware, Storage & Peripherals	0.2
Health Care Technology	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$219,887	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$412,618

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(20,291)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$42,445,383	$(42,445,383)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $42,445,383:
Unaffiliated investments (cost $1,947,854,104)	$2,132,206,921
Affiliated investments (cost $102,538,505)	102,536,514
Foreign currency, at value (cost $27,513,252)	28,070,806
Tax reclaim receivable	13,895,043
Dividends receivable	3,339,241
Receivable for fund share sold	830,730
Receivable from affiliate	213,338
Receivable from manager	63,118
Receivable for investments sold	12,074
Prepaid expenses	2,104

Total Assets	2,281,169,889

LIABILITIES:
Payable to broker for collateral for securities on loan	44,953,588
Payable for investments purchased	7,236,917
Management fees payable	742,348
Accrued expenses and other liabilities	279,956
Payable for fund share repurchased	117,031
Distribution fee payable	61,041
Affiliated transfer agent fee payable	365

Total Liabilities	53,391,246

NET ASSETS	$2,227,778,643

Net assets were comprised of:
Paid-in capital	$1,760,629,469
Retained earnings	467,149,174

Net assets, June 30, 2017	$2,227,778,643

Net asset value and redemption price per share, $2,227,778,643 / 113,610,809 outstanding shares of beneficial interest	$19.61

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $5,655,212, of which $734,274 is reimbursable by an affiliate)	$45,691,540
Income from securities lending, net (including affiliated income of $178,400)	1,105,636
Affiliated dividend income	269,938

47,067,114

EXPENSES
Management fees	8,418,533
Distribution fee	2,598,651
Custodian and accounting fees	251,000
Commitment fee on syndicated credit agreement	21,000
Audit fee	14,000
Trustees’ fees	14,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	38,160

Total expenses	11,368,344

NET INVESTMENT INCOME (LOSS)	35,698,770

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,611))	(5,581,171)
Foreign currency transactions	99,369

(5,481,802)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(128))	221,612,714
Foreign currencies	1,934,956

223,547,670

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	218,065,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$253,764,638

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$35,698,770	$43,009,641
Net realized gain (loss) on investment and foreign currency transactions	(5,481,802)	(92,903,418)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	223,547,670	47,113,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	253,764,638	(2,780,066)

FUND SHARE TRANSACTIONS:
Fund share sold [7,275,493 and 12,448,791 shares, respectively]	131,941,337	206,738,614
Fund share repurchased [3,566,601 and 20,113,326 shares, respectively]	(66,065,545)	(329,970,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	65,875,792	(123,231,955)
CAPITAL CONTRIBUTIONS	—	4,996,045

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,640,430	(121,015,976)
NET ASSETS:
Beginning of period	1,908,138,213	2,029,154,189

End of period	$2,227,778,643	$1,908,138,213

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 95.4%	Shares	Value
Australia — 1.1%
BHP Billiton Ltd.	189,305	$3,374,149
BHP Billiton PLC	78,745	1,206,435

		4,580,584

Belgium — 1.5%
Anheuser-Busch InBev SA/NV	59,191	6,537,572

Canada — 0.0%
Nortel Networks Corp.*^(g)	2,492	1

China — 2.9%
Baidu, Inc., ADR*	21,400	3,827,604
China Overseas Land & Investment Ltd.	606,000	1,773,504
CNOOC Ltd.	2,714,000	2,977,910
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	581,000	3,827,279

		12,406,297

Denmark — 1.4%
Novo Nordisk A/S (Class B Stock)	140,745	6,047,430

France — 12.7%
Accor SA	99,464	4,665,787
AXA SA	197,756	5,415,233
BNP Paribas SA	87,000	6,263,380
Essilor International SA	23,198	2,951,087
Imerys SA	35,892	3,124,194
Kering	7,326	2,494,596
LVMH Moet Hennessy Louis Vuitton SE	22,694	5,674,769
Orange SA	221,679	3,528,009
Pernod Ricard SA	29,476	3,947,056
Safran SA(a)	58,569	5,371,158
Sanofi	64,311	6,162,291
Schneider Electric SE*	67,757	5,207,102

		54,804,662

Germany — 6.6%
Allianz SE	31,983	6,311,607
Bayer AG	53,456	6,928,457
Continental AG	27,739	6,000,789
Fresenius Medical Care AG & Co. KGaA	31,569	3,046,310
SAP SE	61,131	6,398,678

		28,685,841

Hong Kong — 4.7%
AIA Group Ltd.	973,800	7,124,672
Cheung Kong Property Holdings Ltd.	553,500	4,331,294
CK Hutchison Holdings Ltd.	437,500	5,490,426
Sands China Ltd.	734,800	3,363,576

		20,309,968

India — 1.1%
HDFC Bank Ltd., ADR	51,881	4,512,091

Indonesia — 0.7%
Astra International Tbk PT	4,474,300	2,997,769

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR(a)	75,722	2,515,485

Japan — 19.8%
Astellas Pharma, Inc.	277,100	3,396,332
Daikin Industries Ltd.	37,300	3,826,684

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
FANUC Corp.	21,500	$4,161,233
Honda Motor Co. Ltd.	213,600	5,852,230
Inpex Corp.	394,100	3,805,218
Japan Tobacco, Inc.(a)	172,600	6,066,562
KDDI Corp.	172,500	4,562,216
Keyence Corp.	11,200	4,930,552
Komatsu Ltd.	194,600	4,994,885
Kubota Corp.	340,800	5,760,474
Makita Corp.	120,200	4,451,491
Mitsui Fudosan Co. Ltd.	162,000	3,881,278
Nidec Corp.	45,200	4,643,848
Nitto Denko Corp.	34,500	2,849,056
Shin-Etsu Chemical Co. Ltd.	61,600	5,606,393
SMC Corp.	16,223	4,959,246
Sumitomo Mitsui Financial Group, Inc.	183,500	7,164,659
Tokyo Electron Ltd.	34,200	4,623,599

		85,535,956

Macau — 1.0%
Wynn Macau Ltd.	1,907,200	4,453,440

Netherlands — 5.4%
Akzo Nobel NV	51,556	4,483,763
ASML Holding NV	39,448	5,142,167
ING Groep NV, CVA	365,942	6,317,186
Royal Dutch Shell PLC (Class A Stock)	276,757	7,353,113

		23,296,229

Singapore — 1.0%
DBS Group Holdings Ltd.	293,600	4,418,908

South Africa — 0.9%
Naspers Ltd. (Class N Stock)	20,499	4,036,926

South Korea — 2.9%
Hyundai Mobis Co. Ltd.	10,260	2,242,957
Samsung Electronics Co. Ltd., GDR	9,980	10,360,195

		12,603,152

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	726,577	6,052,362

Switzerland — 10.0%
Cie Financiere Richemont SA	65,435	5,414,671
Glencore PLC*	981,214	3,676,851
LafargeHolcim Ltd., NYSE*	41,686	2,390,478
LafargeHolcim Ltd., OMXS*	48,359	2,779,341
Novartis AG	98,673	8,241,821
Roche Holding AG	31,601	8,074,527
UBS Group AG*	433,111	7,365,437
Zurich Insurance Group AG	18,150	5,297,059

		43,240,185

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122,662	4,288,264

United Kingdom — 17.7%
British American Tobacco PLC	101,781	6,935,690
Burberry Group PLC	274,594	5,941,890
Imperial Brands PLC	67,283	3,023,522
Lloyds Banking Group PLC	3,192,704	2,751,411
Meggitt PLC	609,226	3,785,603

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Persimmon PLC	98,680	$2,882,113
Prudential PLC	384,150	8,817,738
RELX NV	200,042	4,124,237
Rio Tinto Ltd.	73,306	3,562,563
Rio Tinto PLC	79,835	3,381,175
Standard Chartered PLC*	516,877	5,235,066
TechnipFMC PLC*	105,988	2,866,561
Travis Perkins PLC	95,902	1,818,014
Unilever PLC	181,437	9,819,034
Vodafone Group PLC	2,441,560	6,933,953
WPP PLC	216,685	4,562,691

		76,441,261

United States — 1.0%
Shire PLC	75,987	4,189,865

TOTAL COMMON STOCKS (cost $355,371,080)		411,954,248

PREFERRED STOCK — 1.0%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $3,142,232)	32,916	4,538,920

TOTAL LONG-TERM INVESTMENTS (cost $358,513,312)		416,493,168

SHORT-TERM INVESTMENTS — 6.0%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w) .	12,103,315	$12,103,315
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $13,786,969; includes $13,776,127 of cash collateral for securities on loan)(b)(w)	13,785,125	13,786,504

TOTAL SHORT-TERM INVESTMENTS (cost $25,890,284)		25,889,819

TOTAL INVESTMENTS — 102.4% (cost $384,403,596)		442,382,987
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(10,426,464)

NET ASSETS — 100.0%		$431,956,523

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,222,648; cash collateral of $13,776,127 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1 is 0.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,580,584	$—
Belgium	—	6,537,572	—
Canada	—	—	1
China	3,827,604	8,578,693	—
Denmark	—	6,047,430	—
France	—	54,804,662	—
Germany	—	28,685,841	—
Hong Kong	—	20,309,968	—
India	4,512,091	—	—
Indonesia	—	2,997,769	—
Israel	2,515,485	—	—
Japan	—	85,535,956	—
Macau	—	4,453,440	—
Netherlands	—	23,296,229	—
Singapore	—	4,418,908	—
South Africa	—	4,036,926	—
South Korea	10,360,195	2,242,957	—
Spain	—	6,052,362	—
Switzerland	—	43,240,185	—
Taiwan	4,288,264	—	—
United Kingdom	—	76,441,261	—
United States	—	4,189,865	—
Preferred Stock
Germany	—	4,538,920	—
Affiliated Mutual Funds	25,889,819	—	—

Total	$51,393,458	$390,989,528	$1

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$5,883,251	L1 to L2	Official Close to Model Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	9.9%
Pharmaceuticals	9.6
Insurance	8.5
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	6.0
Machinery	5.6
Textiles, Apparel & Luxury Goods	4.5
Tobacco	3.7
Metals & Mining	3.5
Oil, Gas & Consumable Fuels	3.3

Semiconductors & Semiconductor Equipment	3.2%
Chemicals	3.0
Hotels, Restaurants & Leisure	2.9
Wireless Telecommunication Services	2.7
Beverages	2.4
Technology Hardware, Storage & Peripherals	2.4
Real Estate Management & Development	2.3
Electrical Equipment	2.3
Personal Products	2.3
Aerospace & Defense	2.1
Automobiles	2.0
Media	2.0
Construction Materials	1.9
Auto Components	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Capital Markets	1.7%
Software	1.5
Industrial Conglomerates	1.3
Electronic Equipment, Instruments & Components	1.1
Household Products	1.0
Biotechnology	1.0
Professional Services	1.0
Internet Software & Services	0.9
Building Products	0.9
Diversified Telecommunication Services	0.8

Health Care Providers & Services	0.7%
Health Care Equipment & Supplies	0.7
Household Durables	0.7
Energy Equipment & Services	0.7
Trading Companies & Distributors	0.4

102.4
Liabilities in excess of other assets	(2.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2017, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(430)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio did not have any change in unrealized appreciation (depreciation) on derivatives recognized in income.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$13,222,648	$(13,222,648)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $13,222,648:
Unaffiliated investments (cost $358,513,312)	$416,493,168
Affiliated investments (cost $25,890,284)	25,889,819
Foreign currency, at value (cost $650,581)	651,572
Tax reclaim receivable	1,891,500
Dividends receivable	968,202
Receivable for fund share sold	170,206
Receivable from affiliate	32,501
Receivable from manager	9,779
Prepaid expenses	2,917

Total Assets	446,109,664

LIABILITIES:
Payable to broker for collateral for securities on loan	13,776,127
Management fees payable	139,170
Payable for fund share repurchased	133,640
Accrued expenses and other liabilities	91,932
Distribution fee payable	11,907
Affiliated transfer agent fee payable	365

Total Liabilities	14,153,141

NET ASSETS	$431,956,523

Net assets were comprised of:
Paid-in capital	$328,684,726
Retained earnings	103,271,797

Net assets, June 30, 2017	$431,956,523

Net asset value and redemption price per share, $431,956,523 / 15,728,083 outstanding shares of beneficial interest	$27.46

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $833,468, of which $156,512 is reimbursable by an affiliate)	$7,379,617
Income from securities lending, net (including affiliated income of $12,568)	69,707
Affiliated dividend income	54,902

7,504,226

EXPENSES
Management fees	1,409,769
Distribution fee	497,808
Custodian and accounting fees	70,000
Audit fee	13,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	14,732

Total expenses	2,022,309

NET INVESTMENT INCOME (LOSS)	5,481,917

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $554)	(1,851,456)
Foreign currency transactions	(40,832)

(1,892,288)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(465))	53,112,320
Foreign currencies	266,689

53,379,009

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	51,486,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,968,638

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$5,481,917	$6,553,922
Net realized gain (loss) on investment and foreign currency transactions	(1,892,288)	(1,043,314)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	53,379,009	(3,319,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,968,638	2,190,676

FUND SHARE TRANSACTIONS:
Fund share sold [1,204,647 and 4,335,577 shares, respectively]	31,279,965	96,827,899
Fund share repurchased [594,303 and 5,910,993 shares, respectively]	(15,490,778)	(129,767,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	15,789,187	(32,939,668)

CAPITAL CONTRIBUTIONS	—	749,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,757,825	(29,999,258)
NET ASSETS:
Beginning of period	359,198,698	389,197,956

End of period	$431,956,523	$359,198,698

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	74,912	$14,813,847

Air Freight & Logistics — 1.5%
FedEx Corp.	64,692	14,059,512

Automobiles — 1.5%
Tesla, Inc.*(a)	40,187	14,532,021

Banks — 1.6%
JPMorgan Chase & Co.	161,416	14,753,422

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	26,769	5,185,958
Monster Beverage Corp.*	226,798	11,267,325

		16,453,283

Biotechnology — 6.2%
BioMarin Pharmaceutical, Inc.*	128,013	11,626,141
Celgene Corp.*	174,078	22,607,510
Regeneron Pharmaceuticals, Inc.*	18,626	9,147,974
Shire PLC, ADR	43,460	7,182,634
Vertex Pharmaceuticals, Inc.*	64,749	8,344,204

		58,908,463

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	75,526	16,759,219

Chemicals — 0.9%
Albemarle Corp.	82,494	8,706,417

Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.	122,838	12,305,911

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	69,668	11,142,003

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp.*	68,217	1,890,975

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	22,845	4,235,920

Hotels, Restaurants & Leisure — 3.5%
Marriott International, Inc. (Class A Stock)	185,143	18,571,694
McDonald’s Corp.	94,154	14,420,627

		32,992,321

Internet & Direct Marketing Retail — 11.4%
Amazon.com, Inc.*	47,277	45,764,136
Expedia, Inc.	52,708	7,850,857
Netflix, Inc.*	200,765	29,996,299
Priceline Group, Inc. (The)*	12,743	23,836,036

		107,447,328

Internet Software & Services — 16.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	264,219	37,228,457
Alphabet, Inc. (Class A Stock)*	24,946	23,191,797
Alphabet, Inc. (Class C Stock)*	25,505	23,177,159
Facebook, Inc. (Class A Stock)*	283,159	42,751,346
Tencent Holdings Ltd. (China)	852,419	30,580,498

		156,929,257

IT Services — 7.1%
FleetCor Technologies, Inc.*	76,095	10,973,660
Mastercard, Inc. (Class A Stock)	224,539	27,270,262

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Visa, Inc. (Class A Stock)(a)	303,071	$28,421,998

		66,665,920

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	54,002	9,370,427

Machinery — 1.8%
Caterpillar, Inc.	44,466	4,778,316
Parker-Hannifin Corp.	78,213	12,500,002

		17,278,318

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*	44,817	15,096,606

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	84,873	10,314,616

Pharmaceuticals — 3.5%
Allergan PLC	66,810	16,240,843
Bristol-Myers Squibb Co.	308,333	17,180,315

		33,421,158

Semiconductors & Semiconductor Equipment — 6.1%
Broadcom Ltd.	75,736	17,650,275
NVIDIA Corp.	159,007	22,986,052
QUALCOMM, Inc.	127,259	7,027,242
Texas Instruments, Inc.	129,491	9,961,743

		57,625,312

Software — 13.1%
Activision Blizzard, Inc.	316,075	18,196,438
Adobe Systems, Inc.*	155,922	22,053,608
Microsoft Corp.	505,767	34,862,519
Red Hat, Inc.*	105,895	10,139,446
salesforce.com, Inc.*	257,914	22,335,352
Splunk, Inc.*(a)	112,559	6,403,482
Workday, Inc. (Class A Stock)*(a)	99,384	9,640,247

		123,631,092

Specialty Retail — 5.2%
Home Depot, Inc. (The)	99,899	15,324,507
Industria de Diseno Textil SA (Spain)	411,199	15,792,131
O’Reilly Automotive, Inc.*	45,351	9,920,078
Ulta Beauty, Inc.*	29,409	8,450,382

		49,487,098

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	378,150	54,461,163

Textiles, Apparel & Luxury Goods — 1.6%
adidas AG (Germany)	79,656	15,273,975

TOTAL LONG-TERM INVESTMENTS (cost $551,826,597)		938,555,584

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUNDS	Shares	Value
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	13,732,148	$13,732,148
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $54,815,374; includes $54,757,714 of cash collateral for securities on loan)(b)(w)	54,815,242	54,820,723

TOTAL SHORT-TERM INVESTMENTS (cost $68,547,522)		68,552,871

Value
TOTAL INVESTMENTS — 106.7% (cost $620,374,119)	$1,007,108,455
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%	(63,453,266)

NET ASSETS — 100.0%	$943,655,189

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,617,825; cash collateral of $54,757,714 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,813,847	$—	$—
Air Freight & Logistics	14,059,512	—	—
Automobiles	14,532,021	—	—
Banks	14,753,422	—	—
Beverages	16,453,283	—	—
Biotechnology	58,908,463	—	—
Capital Markets	16,759,219	—	—
Chemicals	8,706,417	—	—
Equity Real Estate Investment Trusts (REITs)	12,305,911	—	—
Food & Staples Retailing	11,142,003	—	—
Health Care Equipment & Supplies	1,890,975	—	—
Health Care Providers & Services	4,235,920	—	—
Hotels, Restaurants & Leisure	32,992,321	—	—
Internet & Direct Marketing Retail	107,447,328	—	—
Internet Software & Services	126,348,759	30,580,498	—
IT Services	66,665,920	—	—
Life Sciences Tools & Services	9,370,427	—	—
Machinery	17,278,318	—	—
Media	15,096,606	—	—
Oil, Gas & Consumable Fuels	10,314,616	—	—
Pharmaceuticals	33,421,158	—	—
Semiconductors & Semiconductor Equipment	57,625,312	—	—
Software	123,631,092	—	—
Specialty Retail	33,694,967	15,792,131	—
Technology Hardware, Storage & Peripherals	54,461,163	—	—
Textiles, Apparel & Luxury Goods	—	15,273,975	—
Affiliated Mutual Funds	68,552,871	—	—

Total	$945,461,851	$61,646,604	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Internet Software & Services	16.6%
Software	13.1
Internet & Direct Marketing Retail	11.4
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	7.3
IT Services	7.1
Biotechnology	6.2
Semiconductors & Semiconductor Equipment	6.1
Technology Hardware, Storage & Peripherals	5.8
Specialty Retail	5.2
Pharmaceuticals	3.5
Hotels, Restaurants & Leisure	3.5
Machinery	1.8

Capital Markets	1.8%
Beverages	1.7
Textiles, Apparel & Luxury Goods	1.6
Media	1.6
Aerospace & Defense	1.6
Banks	1.6
Automobiles	1.5
Air Freight & Logistics	1.5
Equity Real Estate Investment Trusts (REITs)	1.3
Food & Staples Retailing	1.2
Oil, Gas & Consumable Fuels	1.1
Life Sciences Tools & Services	1.0
Chemicals	0.9
Health Care Providers & Services	0.5
Health Care Equipment & Supplies	0.2

106.7
Liabilities in excess of other assets	(6.7)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$53,617,825	$(53,617,825)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $53,617,825:
Unaffiliated investments (cost $551,826,597)	$938,555,584
Affiliated investments (cost $68,547,522)	68,552,871
Receivable for investments sold	2,744,513
Receivable for fund share sold	657,586
Tax reclaim receivable	169,147
Dividends receivable	67,459
Prepaid expenses	936

Total Assets	1,010,748,096

LIABILITIES:
Payable to broker for collateral for securities on loan	54,757,714
Payable for investments purchased	11,927,081
Management fees payable	269,279
Accrued expenses and other liabilities	112,624
Distribution fee payable	25,844
Affiliated transfer agent fee payable	365

Total Liabilities	67,092,907

NET ASSETS	$943,655,189

Net assets were comprised of:
Paid-in capital	$93,585,839
Retained earnings	850,069,350

Net assets, June 30, 2017	$943,655,189

Net asset value and redemption price per share, $943,655,189 / 35,197,125 outstanding shares of beneficial interest	$26.81

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $49,992 foreign withholding tax)	$4,072,514
Income from securities lending, net (including affiliated income of $81,525)	101,490
Affiliated dividend income	49,804

4,223,808

EXPENSES
Management fees	3,039,004
Distribution fee	1,054,141
Custodian and accounting fees	64,000
Commitment fee on syndicated credit agreement	13,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	1,370
Miscellaneous	11,719

Total expenses	4,214,234

NET INVESTMENT INCOME (LOSS)	9,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,152)	48,419,762
Foreign currency transactions	(1,570)

48,418,192

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,753))	83,707,564
Foreign currencies	14,294

83,721,858

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	132,140,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,149,624

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$9,574	$(1,310,957)
Net realized gain (loss) on investment and foreign currency transactions	48,418,192	42,165,751
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	83,721,858	(80,631,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	132,149,624	(39,776,493)

FUND SHARE TRANSACTIONS:
Fund share sold [3,580,790 and 6,167,142 shares, respectively]	95,102,938	132,540,673
Fund share repurchased [2,681,175 and 19,164,374 shares, respectively]	(67,568,858)	(406,352,222)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	27,534,080	(273,811,549)

CAPITAL CONTRIBUTIONS	—	120,084

TOTAL INCREASE (DECREASE) IN NET ASSETS	159,683,704	(313,467,958)
NET ASSETS:
Beginning of period	783,971,485	1,097,439,443

End of period	$943,655,189	$783,971,485

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value
Air Freight & Logistics — 5.1%
Expeditors International of Washington, Inc.(a)	1,313,417	$74,181,792
United Parcel Service, Inc. (Class B Stock)	558,208	61,732,223

		135,914,015

Beverages — 6.7%
Coca-Cola Co. (The)	1,833,627	82,238,171
Monster Beverage Corp.*	1,974,168	98,076,666

		180,314,837

Biotechnology — 5.2%
Amgen, Inc.	300,107	51,687,429
Regeneron Pharmaceuticals, Inc.*	177,728	87,289,330

		138,976,759

Capital Markets — 4.3%
FactSet Research Systems, Inc.(a)	260,712	43,325,120
SEI Investments Co.	1,360,961	73,192,483

		116,517,603

Communications Equipment — 4.4%
Cisco Systems, Inc.	3,810,478	119,267,961

Consumer Finance — 1.5%
American Express Co.	482,431	40,639,987

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	736,365	48,482,272

Food Products — 3.3%
Danone SA (France), ADR(a)	5,934,878	89,141,868

Health Care Equipment & Supplies — 2.3%
Varex Imaging Corp.*(a)	25,749	870,316
Varian Medical Systems, Inc.*	591,844	61,072,382

		61,942,698

Health Care Technology — 2.5%
Cerner Corp.*	1,009,391	67,094,220

Hotels, Restaurants & Leisure — 3.4%
Yum China Holdings, Inc.*	1,028,277	40,544,962
Yum! Brands, Inc.	679,160	50,094,842

		90,639,804

Household Products — 3.0%
Procter & Gamble Co. (The)	920,319	80,205,801

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.*	201,838	195,379,183

Internet Software & Services — 18.4%
Alibaba Group Holding Ltd. (China),
ADR*(a)	1,166,124	164,306,872
Alphabet, Inc. (Class C Stock)*	82,753	75,200,134
Alphabet, Inc. (Class A Stock)*	82,599	76,790,638
Facebook, Inc. (Class A Stock)*	1,172,203	176,979,209

		493,276,853

IT Services — 5.9%
Automatic Data Processing, Inc.(a)	217,686	22,304,108
Visa, Inc. (Class A Stock)(a)	1,435,048	134,578,801

		156,882,909

COMMON STOCKS (continued)	Shares	Value
Machinery — 2.8%
Deere & Co.	607,352	$75,062,634

Pharmaceuticals — 6.4%
Merck & Co., Inc.	514,207	32,955,527
Novartis AG (Switzerland), ADR(a)	637,788	53,236,164
Novo Nordisk A/S (Denmark), ADR(a)	2,018,734	86,583,501

		172,775,192

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	146,931	11,431,232
QUALCOMM, Inc.	1,573,064	86,864,593

		98,295,825

Software — 10.9%
Autodesk, Inc.*	940,658	94,837,140
Microsoft Corp.	998,805	68,847,629
Oracle Corp.	2,541,522	127,431,913

		291,116,682

TOTAL LONG-TERM INVESTMENTS (cost $1,820,216,207)		2,651,927,103

SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	38,027,610	38,027,610
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $382,179,141; includes $381,822,244 of cash collateral for securities on loan)(b)(w)	382,102,543	382,140,753

TOTAL SHORT-TERM INVESTMENTS (cost $420,206,751)		420,168,363

TOTAL INVESTMENTS — 114.6% (cost $2,240,422,958)		3,072,095,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.6)%		(391,980,700)

NET ASSETS — 100.0%		$2,680,114,766

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $372,741,078; cash collateral of $381,822,244 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$135,914,015	$—	$—
Beverages	180,314,837	—	—
Biotechnology	138,976,759	—	—
Capital Markets	116,517,603	—	—
Communications Equipment	119,267,961	—	—
Consumer Finance	40,639,987	—	—
Energy Equipment & Services	48,482,272	—	—
Food Products	89,141,868	—	—
Health Care Equipment & Supplies	61,942,698	—	—
Health Care Technology	67,094,220	—	—
Hotels, Restaurants & Leisure	90,639,804	—	—
Household Products	80,205,801	—	—
Internet & Direct Marketing Retail	195,379,183	—	—
Internet Software & Services	493,276,853	—	—
IT Services	156,882,909	—	—
Machinery	75,062,634	—	—
Pharmaceuticals	172,775,192	—	—
Semiconductors & Semiconductor Equipment	98,295,825	—	—
Software	291,116,682	—	—
Affiliated Mutual Funds	420,168,363	—	—

Total	$3,072,095,466	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Internet Software & Services	18.4%
Affiliated Mutual Funds (14.2% represents investments purchased with collateral from securities on loan)	15.7
Software	10.9
Internet & Direct Marketing Retail	7.3
Beverages	6.7
Pharmaceuticals	6.4
IT Services	5.9
Biotechnology	5.2
Air Freight & Logistics	5.1
Communications Equipment	4.4

Capital Markets	4.3%
Semiconductors & Semiconductor Equipment	3.7
Hotels, Restaurants & Leisure	3.4
Food Products	3.3
Household Products	3.0
Machinery	2.8
Health Care Technology	2.5
Health Care Equipment & Supplies	2.3
Energy Equipment & Services	1.8
Consumer Finance	1.5

114.6
Liabilities in excess of other assets	(14.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$372,741,078	$(372,741,078)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) June 30, 2017
ASSETS:
Investments at value, including securities on loan of $372,741,078:
Unaffiliated investments (cost $1,820,216,207)	$2,651,927,103
Affiliated investments (cost $420,206,751)	420,168,363
Tax reclaim receivable	2,372,518
Dividends receivable	1,701,412
Receivable for investments sold	185,620
Receivable from manager	52,015
Receivable for fund share sold	15,076
Prepaid expenses	22,826

Total Assets	3,076,444,933

LIABILITIES:
Payable to broker for collateral for securities on loan	381,822,244
Payable for fund share repurchased	13,336,263
Management fees payable	665,650
Accrued expenses and other liabilities	430,788
Distribution fee payable	74,717
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	140

Total Liabilities	396,330,167

NET ASSETS	$2,680,114,766

Net assets were comprised of:
Paid-in capital	$255,783,707
Retained earnings	2,424,331,059

Net assets, June 30, 2017	$2,680,114,766

Net asset value and redemption price per share, $2,680,114,766 / 60,575,308 outstanding shares of beneficial interest	$44.24

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2017
INCOME
Unaffiliated dividend income (net of $1,102,803 foreign withholding tax)	$18,198,806
Income from securities lending, net (including affiliated of $157,964)	212,175
Affiliated dividend income	155,413

18,566,394

EXPENSES
Management fees	8,717,184
Distribution fee	3,074,847
Custodian and accounting fees	143,000
Trustees’ fees	16,000
Audit fee	13,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	152
Miscellaneous	23,563

Total expenses	12,001,746
Less: management fee waivers and/or expense reimbursement	(737,963)

Net expenses	11,263,783

NET INVESTMENT INCOME (LOSS)	7,302,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $11,217)	23,761,404

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(45,474))	375,108,037
Foreign currencies	290

375,108,327

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	398,869,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,172,342

STATEMENT OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,302,611	$14,517,320
Net realized gain (loss) on investment and foreign currency transactions	23,761,404	130,004,289
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	375,108,327	(27,689,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	406,172,342	116,832,529

FUND SHARE TRANSACTIONS:
Fund share sold [3,412,290 and 6,589,735 shares, respectively]	146,877,325	232,101,250
Fund share repurchased [3,986,560 and 13,959,023 shares, respectively]	(165,875,890)	(493,491,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,998,565)	(261,390,216)

CAPITAL CONTRIBUTIONS	—	3,471,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	387,173,777	(141,086,528)
NET ASSETS:
Beginning of period	2,292,940,989	2,434,027,517

End of period	$2,680,114,766	$2,292,940,989

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value
Austria — 0.4%
Erste Group Bank AG*	76,063	$2,913,581

Brazil — 0.5%
Ambev SA	648,175	3,598,037

Canada — 1.8%
Canadian National Railway Co.	156,724	12,702,480

Czech Republic — 0.1%
Komercni banka A/S	18,076	723,830

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	53,438	5,710,675

France — 8.4%
Air Liquide SA	30,846	3,812,451
Danone SA(a)	170,757	12,816,637
Hermes International	2,951	1,457,726
Legrand SA	87,308	6,101,222
LVMH Moet Hennessy Louis Vuitton SE	54,912	13,731,071
Pernod Ricard SA	100,882	13,508,851
Schneider Electric SE*	106,403	8,177,033

		59,604,991

Germany — 6.7%
Bayer AG	156,427	20,274,575
Brenntag AG	49,619	2,877,617
Deutsche Boerse AG	36,441	3,849,275
Linde AG	48,441	9,220,915
Merck KGaA	50,499	6,110,327
MTU Aero Engines AG	34,285	4,844,028

		47,176,737

Hong Kong — 0.2%
Sands China Ltd.	297,600	1,362,276

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	61,606	6,719,982

Japan — 1.3%
Hoya Corp.	85,000	4,425,217
Kubota Corp.	301,300	5,092,813

		9,518,030

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	388,280	2,463,555

Netherlands — 2.3%
Akzo Nobel NV	106,105	9,227,824
Heineken NV	71,877	6,988,950

		16,216,774

South Korea — 0.9%
Samsung Electronics Co. Ltd.	3,062	6,377,601

Spain — 0.8%
Aena SA, 144A	28,163	5,499,525

Sweden — 1.9%
Essity AB (Class B Stock)*	437,771	11,977,425
Svenska Cellulosa AB SCA (Class B Stock)	177,503	1,342,811

		13,320,236

Switzerland — 8.8%
Adecco Group AG*	70,598	5,378,311

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Cie Financiere Richemont SA	84,390	$6,983,175
Julius Baer Group Ltd.*	74,310	3,926,261
Nestle SA	219,122	19,111,312
Roche Holding AG	46,200	11,804,789
Sonova Holding AG	20,011	3,255,259
Swiss Re AG	24,560	2,250,746
UBS Group AG*	587,760	9,995,380

		62,705,233

Thailand — 0.2%
Kasikornbank PCL	265,500	1,558,061

United Kingdom — 8.8%
Burberry Group PLC	196,102	4,243,416
Compass Group PLC	372,706	7,866,952
Diageo PLC	465,589	13,759,051
Reckitt Benckiser Group PLC	154,682	15,680,677
Sky PLC	319,602	4,139,230
Whitbread PLC	80,986	4,185,323
WPP PLC	607,080	12,783,157

		62,657,806

United States — 54.2%
3M Co.	59,395	12,365,445
Abbott Laboratories	173,364	8,427,224
Accenture PLC (Class A Stock)	127,464	15,764,748
American Express Co.	115,431	9,723,907
Amphenol Corp. (Class A Stock)	59,747	4,410,524
AutoZone, Inc.*(a)	6,071	3,463,263
Bank of New York Mellon Corp. (The)	233,487	11,912,507
Charter Communications, Inc. (Class A Stock)*	14,186	4,778,554
Cisco Systems, Inc.	141,870	4,440,531
Cognizant Technology Solutions Corp. (Class A Stock)	73,589	4,886,310
Colgate-Palmolive Co.	113,985	8,449,708
Comcast Corp. (Class A Stock)	96,032	3,737,565
Cooper Cos., Inc. (The)	31,576	7,559,926
Coty, Inc. (Class A Stock)(a)	548,580	10,291,361
Delphi Automotive PLC	52,960	4,641,943
DENTSPLY SIRONA, Inc.	43,989	2,852,247
eBay, Inc.*	172,451	6,021,989
Franklin Resources, Inc.	146,416	6,557,973
Goldman Sachs Group, Inc. (The)	31,668	7,027,129
Harley-Davidson, Inc.(a)	65,234	3,523,941
Honeywell International, Inc.	129,251	17,227,866
Johnson & Johnson	22,701	3,003,115
Kansas City Southern	73,653	7,707,786
Kellogg Co.(a)	110,625	7,684,013
Marriott International, Inc. (Class A Stock)	27,615	2,770,061
Medtronic PLC	202,426	17,965,308
Microchip Technology, Inc.(a)	38,111	2,941,407
Monsanto Co.	66,101	7,823,714
National Oilwell Varco, Inc.(a)	56,597	1,864,305
NOW, Inc.*	32,971	530,174
Omnicom Group, Inc.(a)	54,781	4,541,345
Oracle Corp.	236,911	11,878,718
PayPal Holdings, Inc.*	77,606	4,165,114
Praxair, Inc.	37,407	4,958,298
Sally Beauty Holdings, Inc.*	144,448	2,925,071

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Schlumberger Ltd.	82,484	$5,430,747
State Street Corp.	157,596	14,141,089
Stryker Corp.(a)	104,436	14,493,628
Thermo Fisher Scientific, Inc.	121,560	21,208,573
Time Warner, Inc.	138,117	13,868,328
United Parcel Service, Inc. (Class B Stock)	100,263	11,088,085
United Technologies Corp.	63,507	7,754,840
Urban Outfitters, Inc.*(a)	107,326	1,989,824
Visa, Inc. (Class A Stock)(a)	160,317	15,034,528
W.W. Grainger, Inc.(a)	14,045	2,535,544
Walt Disney Co. (The)	134,660	14,307,625
Waters Corp.*	36,596	6,727,809
Wynn Resorts Ltd.	12,090	1,621,511
Zimmer Biomet Holdings, Inc.	119,289	15,316,708

		384,341,929

TOTAL LONG-TERM INVESTMENTS (cost $555,867,881)		705,171,339

SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	3,807,387	3,807,387
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $57,178,537; includes $57,131,513 of cash collateral for securities on loan)(b)(w)	57,168,956	57,174,673

TOTAL SHORT-TERM INVESTMENTS (cost $60,985,924)		60,982,060

TOTAL INVESTMENTS — 108.0% (cost $616,853,805)		766,153,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(56,964,213)

NET ASSETS — 100.0%		$709,189,186

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,665,344; cash collateral of $57,131,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,913,581	$—
Brazil	3,598,037	—	—
Canada	12,702,480	—	—
Czech Republic	—	723,830	—
Denmark	—	5,710,675	—
France	—	59,604,991	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Germany	$—	$47,176,737	$—
Hong Kong	—	1,362,276	—
Israel	6,719,982	—	—
Japan	—	9,518,030	—
Mexico	2,463,555	—	—
Netherlands	—	16,216,774	—
South Korea	—	6,377,601	—
Spain	—	5,499,525	—
Sweden	11,977,425	1,342,811	—
Switzerland	—	62,705,233	—
Thailand	—	1,558,061	—
United Kingdom	—	62,657,806	—
United States	384,341,929	—	—
Affiliated Mutual Funds	60,982,060	—	—

Total	$482,785,468	$283,367,931	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Health Care Equipment & Supplies	10.5%
Affiliated Mutual Funds (8.1% represents investments purchased with collateral from securities on loan)	8.6
Media	8.2
Capital Markets	8.1
Beverages	6.1
Pharmaceuticals	5.8
IT Services	5.6
Food Products	5.6
Household Products	5.1
Chemicals	4.9
Industrial Conglomerates	4.2
Life Sciences Tools & Services	3.9
Textiles, Apparel & Luxury Goods	3.7
Road & Rail	2.9
Software	2.6
Hotels, Restaurants & Leisure	2.5
Electrical Equipment	2.0

Aerospace & Defense	1.8%
Air Freight & Logistics	1.6
Personal Products	1.5
Consumer Finance	1.4
Specialty Retail	1.2
Banks	1.1
Energy Equipment & Services	1.0
Technology Hardware, Storage & Peripherals	0.9
Internet Software & Services	0.8
Trading Companies & Distributors	0.8
Transportation Infrastructure	0.8
Professional Services	0.8
Machinery	0.7
Auto Components	0.7
Communications Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Automobiles	0.5
Semiconductors & Semiconductor Equipment	0.4
Insurance	0.3
Paper & Forest Products	0.2

108.0
Liabilities in excess of other assets	(8.0)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$55,665,344	$(55,665,344)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $55,665,344:
Unaffiliated investments (cost $555,867,881)	$705,171,339
Affiliated investments (cost $60,985,924)	60,982,060
Cash	37,286
Foreign currency, at value (cost $156,128)	155,990
Tax reclaim receivable	1,700,985
Dividends receivable	959,001
Receivable for investments sold	702,239
Receivable for fund share sold	49,735
Receivable from manager	14,729
Receivable from affiliate	1,995
Prepaid expenses	1,696

Total Assets	769,777,055

LIABILITIES:
Payable to broker for collateral for securities on loan	57,131,513
Payable for investments purchased	2,214,158
Payable for fund share repurchased	797,119
Management fees payable	278,883
Accrued expenses and other liabilities	146,288
Distribution fee payable	19,543
Affiliated transfer agent fee payable	365

Total Liabilities	60,587,869

NET ASSETS	$709,189,186

Net assets were comprised of:
Paid-in capital	$405,004,863
Retained earnings	304,184,323

Net assets, June 30, 2017	$709,189,186

Net asset value and redemption price per share, $709,189,186 / 37,008,609 outstanding shares of beneficial interest	$19.16

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $555,462, of which $6,164 is reimbursable by an affiliate)	$7,886,391
Income from securities lending, net (including affiliated income of $15,772)	67,887
Affiliated dividend income	30,387

7,984,665

EXPENSES
Management fees	2,733,744
Distribution fee	828,945
Custodian and accounting fees	106,000
Audit fee	14,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	13,821

Total expenses	3,716,510

NET INVESTMENT INCOME (LOSS)	4,268,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,056))	9,640,162
Foreign currency transactions	(1,962)

9,638,200

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,005))	82,368,327
Foreign currencies	138,110

82,506,437

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	92,144,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,412,792

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$4,268,155	$4,897,864
Net realized gain (loss) on investment and foreign currency transactions	9,638,200	43,757,861
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	82,506,437	(14,066,825)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,412,792	34,588,900

FUND SHARE TRANSACTIONS:
Fund share sold [1,484,849 and 9,522,445 shares, respectively]	26,399,750	148,340,230
Fund share repurchased [1,577,765 and 12,502,109 shares, respectively]	(28,492,817)	(188,649,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(2,093,067)	(40,309,689)

CAPITAL CONTRIBUTIONS	—	714,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,319,725	(5,006,040)
NET ASSETS:
Beginning of period	614,869,461	619,875,501

End of period	$709,189,186	$614,869,461

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value
Beverages — 2.4%
Constellation Brands, Inc. (Class A Stock)	81,066	$15,704,916
Monster Beverage Corp.*	133,828	6,648,575
Pernod Ricard SA (France)	19,698	2,637,709

		24,991,200

Biotechnology — 3.2%
Biogen, Inc.*	22,799	6,186,737
BioMarin Pharmaceutical, Inc.*	31,747	2,883,263
Celgene Corp.*	129,328	16,795,827
Regeneron Pharmaceuticals, Inc.*	16,941	8,320,403

		34,186,230

Capital Markets — 3.2%
Blackstone Group LP (The) (MLP)	43,053	1,435,818
Charles Schwab Corp. (The)	238,234	10,234,533
Goldman Sachs Group, Inc. (The)	19,021	4,220,760
Intercontinental Exchange, Inc.	190,090	12,530,733
Morgan Stanley	109,615	4,884,444

		33,306,288

Chemicals — 2.6%
Ecolab, Inc.	30,156	4,003,209
Monsanto Co.	61,192	7,242,685
Sherwin-Williams Co. (The)	46,113	16,183,818

		27,429,712

Construction Materials — 1.3%
Vulcan Materials Co.	105,388	13,350,552

Electrical Equipment — 0.7%
AMETEK, Inc.	120,008	7,268,885

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	102,637	7,576,663

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	187,669	24,832,362

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	32,758	5,238,987

Food Products — 0.8%
Danone SA (France)	52,470	3,938,281
Mondelez International, Inc. (Class A Stock)	101,479	4,382,878

		8,321,159

Health Care Equipment & Supplies — 6.1%
Abbott Laboratories	143,544	6,977,674
C.R. Bard, Inc.	25,562	8,080,404
Cooper Cos., Inc. (The)	5,513	1,319,922
Danaher Corp.	220,111	18,575,167
Edwards Lifesciences Corp.*	54,938	6,495,869
Medtronic PLC	176,748	15,686,385
Stryker Corp.(a)	49,347	6,848,377

		63,983,798

Health Care Providers & Services — 1.2%
McKesson Corp.	12,360	2,033,714
UnitedHealth Group, Inc.	58,004	10,755,102

		12,788,816

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 3.8%
Aramark	261,096	$10,699,714
Marriott International, Inc. (Class A Stock)	87,880	8,815,243
Panera Bread Co. (Class A Stock)*	17,513	5,510,290
Six Flags Entertainment Corp.	45,722	2,725,488
Starbucks Corp.	210,142	12,253,380

		40,004,115

Household Products — 0.9%
Colgate-Palmolive Co.	130,464	9,671,296

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	47,305	6,305,283
Roper Technologies, Inc.	52,880	12,243,306

		18,548,589

Insurance — 1.1%
Aon PLC	84,337	11,212,604

Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.*	53,322	51,615,696
Netflix, Inc.*	98,336	14,692,382
Priceline Group, Inc. (The)*	9,853	18,430,234

		84,738,312

Internet Software & Services — 11.5%
Alphabet, Inc. (Class A Stock)*	44,375	41,254,550
Alphabet, Inc. (Class C Stock)*	29,905	27,175,571
Facebook, Inc. (Class A Stock)*	347,139	52,411,046

		120,841,167

IT Services — 11.4%
Cognizant Technology Solutions Corp. (Class A Stock)	153,495	10,192,068
Fidelity National Information Services, Inc.	92,670	7,914,018
Fiserv, Inc.*	134,793	16,490,576
FleetCor Technologies, Inc.*	51,430	7,416,720
Global Payments, Inc.	71,818	6,486,602
Mastercard, Inc. (Class A Stock)	232,830	28,277,204
PayPal Holdings, Inc.*	56,566	3,035,897
Visa, Inc. (Class A Stock)(a)	426,006	39,950,843

		119,763,928

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.	137,320	23,958,220

Machinery — 1.0%
Fortive Corp.	93,463	5,920,881
Xylem, Inc.	82,511	4,573,585

		10,494,466

Media — 1.7%
Altice USA, Inc. (Class A Stock)*	26,785	865,156
Comcast Corp. (Class A Stock)	439,324	17,098,490

		17,963,646

Multiline Retail — 0.3%
Dollar Tree, Inc.*	46,443	3,247,295

Oil, Gas & Consumable Fuels — 0.6%
Concho Resources, Inc.*	13,744	1,670,308
Pioneer Natural Resources Co.	26,078	4,161,527

		5,831,835

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	64,187	$6,160,668

Pharmaceuticals — 2.8%
Allergan PLC	25,610	6,225,535
Bristol-Myers Squibb Co.	118,204	6,586,327
Eli Lilly & Co.	87,603	7,209,727
Zoetis, Inc.	158,981	9,917,235

		29,938,824

Professional Services — 1.5%
Equifax, Inc.	63,384	8,710,229
Verisk Analytics, Inc.*	87,279	7,363,729

		16,073,958

Road & Rail — 1.8%
Canadian Pacific Railway Ltd. (Canada)	56,329	9,058,266
Union Pacific Corp.	94,553	10,297,767

		19,356,033

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	38,228	2,974,138
Broadcom Ltd.	73,567	17,144,789
NVIDIA Corp.	96,877	14,004,539

		34,123,466

Software — 13.3%
Activision Blizzard, Inc.	308,961	17,786,885
Adobe Systems, Inc.*	222,256	31,435,889
Electronic Arts, Inc.*	161,296	17,052,213
Intuit, Inc.	91,252	12,119,178
Microsoft Corp.	623,007	42,943,873
PTC, Inc.*	21,404	1,179,788
salesforce.com, Inc.*	196,620	17,027,292

		139,545,118

Specialty Retail — 0.5%
Ross Stores, Inc.	92,451	5,337,196

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	131,176	18,891,968

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	21,066	1,257,008
NIKE, Inc. (Class B Stock)	195,077	11,509,543

		12,766,551

COMMON STOCKS (continued)	Shares	Value
Tobacco — 1.2%
Philip Morris International, Inc.	108,018	$12,686,714

Trading Companies & Distributors — 0.1%
Univar, Inc.*	53,503	1,562,288

TOTAL LONG-TERM INVESTMENTS (cost $736,966,571)		1,025,992,909

SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	28,548,475	28,548,475
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $42,779,794; includes $42,742,586 of cash collateral for securities on loan)(b)(w)	42,773,031	42,777,308

TOTAL SHORT-TERM INVESTMENTS (cost $71,328,269)		71,325,783

TOTAL INVESTMENTS — 104.3% (cost $808,294,840)		1,097,318,692
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(44,872,060)

NET ASSETS — 100.0%		$1,052,446,632

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,568,624; cash collateral of $42,742,586 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$22,353,491	$2,637,709	$—
Biotechnology	34,186,230	—	—
Capital Markets	33,306,288	—	—
Chemicals	27,429,712	—	—
Construction Materials	13,350,552	—	—
Electrical Equipment	7,268,885	—	—
Electronic Equipment, Instruments & Components	7,576,663	—	—
Equity Real Estate Investment Trusts (REITs)	24,832,362	—	—
Food & Staples Retailing	5,238,987	—	—
Food Products	4,382,878	3,938,281	—
Health Care Equipment & Supplies	63,983,798	—	—
Health Care Providers & Services	12,788,816	—	—
Hotels, Restaurants & Leisure	40,004,115	—	—
Household Products	9,671,296	—	—
Industrial Conglomerates	18,548,589	—	—
Insurance	11,212,604	—	—
Internet & Direct Marketing Retail	84,738,312	—	—
Internet Software & Services	120,841,167	—	—
IT Services	119,763,928	—	—
Life Sciences Tools & Services	23,958,220	—	—
Machinery	10,494,466	—	—
Media	17,963,646	—	—
Multiline Retail	3,247,295	—	—
Oil, Gas & Consumable Fuels	5,831,835	—	—
Personal Products	6,160,668	—	—
Pharmaceuticals	29,938,824	—	—
Professional Services	16,073,958	—	—
Road & Rail	19,356,033	—	—
Semiconductors & Semiconductor Equipment	34,123,466	—	—
Software	139,545,118	—	—
Specialty Retail	5,337,196	—	—
Technology Hardware, Storage & Peripherals	18,891,968	—	—
Textiles, Apparel & Luxury Goods	12,766,551	—	—
Tobacco	12,686,714	—	—
Trading Companies & Distributors	1,562,288	—	—
Affiliated Mutual Funds	71,325,783	—	—

Total	$1,090,742,702	$6,575,990	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Software	13.3%
Internet Software & Services	11.5
IT Services	11.4
Internet & Direct Marketing Retail	8.0
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	6.8
Health Care Equipment & Supplies	6.1
Hotels, Restaurants & Leisure	3.8
Biotechnology	3.2
Semiconductors & Semiconductor Equipment	3.2
Capital Markets	3.2
Pharmaceuticals	2.8
Chemicals	2.6
Beverages	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Life Sciences Tools & Services	2.3
Road & Rail	1.8
Technology Hardware, Storage & Peripherals	1.8
Industrial Conglomerates	1.8

Media	1.7%
Professional Services	1.5
Construction Materials	1.3
Health Care Providers & Services	1.2
Textiles, Apparel & Luxury Goods	1.2
Tobacco	1.2
Insurance	1.1
Machinery	1.0
Household Products	0.9
Food Products	0.8
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.7
Personal Products	0.6
Oil, Gas & Consumable Fuels	0.6
Specialty Retail	0.5
Food & Staples Retailing	0.5
Multiline Retail	0.3
Trading Companies & Distributors	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$41,568,624	$(41,568,624)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $41,568,624:
Unaffiliated investments (cost $736,966,571)	$1,025,992,909
Affiliated investments (cost $71,328,269)	71,325,783
Dividends receivable	485,383
Tax reclaim receivable	216,566
Receivable from manager	23,927
Receivable for fund share sold	12,286
Prepaid expenses	4,579

Total Assets	1,098,061,433

LIABILITIES:
Payable to broker for collateral for securities on loan	42,742,586
Payable for fund share repurchased	2,402,468
Management fees payable	315,215
Accrued expenses and other liabilities	125,030
Distribution fee payable	29,137
Affiliated transfer agent fee payable	365

Total Liabilities	45,614,801

NET ASSETS	$1,052,446,632

Net assets were comprised of:
Paid-in capital	$102,739,599
Retained earnings	949,707,033

Net assets, June 30, 2017	$1,052,446,632

Net asset value and redemption price per share, $1,052,446,632 / 49,597,787 outstanding shares of beneficial interest	$21.22

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $75,303, of which $54,615 is reimbursable by an affiliate)	$4,685,799
Affiliated dividend income	83,406
Income from securities lending, net (including affiliated income of $17,368)	22,816

4,792,021

EXPENSES
Management fees	3,660,805
Distribution fee	1,275,424
Custodian and accounting fees	91,000
Audit fee	13,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Miscellaneous	15,690

Total expenses	5,076,919

NET INVESTMENT INCOME (LOSS)	(284,898)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,035))	87,478,394
Foreign currency transactions	(11,906)

87,466,488

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(391))	76,415,775
Foreign currencies	28,727

76,444,502

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	163,910,990

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,626,092

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(284,898)	$(1,789,157)
Net realized gain (loss) on investment and foreign currency transactions	87,466,488	98,967,410
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	76,444,502	(80,022,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	163,626,092	17,155,431

FUND SHARE TRANSACTIONS:
Fund share sold [4,006,987 and 7,302,362 shares, respectively]	84,187,731	126,373,924
Fund share repurchased [13,368,433 and 14,771,370 shares, respectively]	(265,043,686)	(256,838,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(180,855,955)	(130,464,999)

CAPITAL CONTRIBUTIONS	—	660,375

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,229,863)	(112,649,193)
NET ASSETS:
Beginning of period	1,069,676,495	1,182,325,688

End of period	$1,052,446,632	$1,069,676,495

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.4%
Lockheed Martin Corp.	48,702	$13,520,162
Northrop Grumman Corp.	65,296	16,762,136
United Technologies Corp.	116,479	14,223,251

		44,505,549

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	172,216	19,045,367

Auto Components — 1.1%
Delphi Automotive PLC	157,171	13,776,038

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	43,336	2,341,011

Banks — 13.6%
Citigroup, Inc.	414,472	27,719,887
JPMorgan Chase & Co.	648,946	59,313,664
PNC Financial Services Group, Inc. (The)	143,679	17,941,197
U.S. Bancorp	562,398	29,199,704
Wells Fargo & Co.	783,411	43,408,804

		177,583,256

Beverages — 1.6%
Diageo PLC (United Kingdom)	463,618	13,700,804
PepsiCo, Inc.	66,602	7,691,865

		21,392,669

Building Products — 2.2%
Johnson Controls International PLC	655,962	28,442,512

Capital Markets — 7.4%
Bank of New York Mellon Corp. (The)	260,719	13,301,883
BlackRock, Inc.	31,029	13,106,960
Franklin Resources, Inc.	118,928	5,326,785
Goldman Sachs Group, Inc. (The)	125,729	27,899,265
Moody’s Corp.	75,456	9,181,486
Nasdaq, Inc.	167,996	12,010,034
S&P Global, Inc.	18,762	2,739,064
State Street Corp.	93,190	8,361,939
T. Rowe Price Group, Inc.(a)	64,641	4,797,009

		96,724,425

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	61,716	4,981,098
Monsanto Co.	44,824	5,305,369
PPG Industries, Inc.	235,424	25,887,223
Sherwin-Williams Co. (The)	29,682	10,417,195

		46,590,885

Consumer Finance — 1.0%
American Express Co.	155,395	13,090,475

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	110,050	6,565,583

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	246,880	11,025,661

Electric Utilities — 1.6%
Duke Energy Corp.	198,901	16,626,135
Xcel Energy, Inc.	91,208	4,184,623

		20,810,758

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment — 0.9%
Eaton Corp. PLC	154,679	$12,038,667

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	290,312	19,114,142

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	24,321	5,071,658

Food & Staples Retailing — 1.6%
CVS Health Corp.	260,097	20,927,405

Food Products — 3.7%
Archer-Daniels-Midland Co.	109,107	4,514,848
Danone SA (France)(a)	81,573	6,122,686
General Mills, Inc.	175,489	9,722,091
J.M. Smucker Co. (The)	44,084	5,216,460
Nestle SA (Switzerland)	263,387	22,972,002

		48,548,087

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	436,134	21,200,474
Danaher Corp.	160,407	13,536,747
Medtronic PLC	379,254	33,658,793

		68,396,014

Health Care Providers & Services — 1.9%
Cigna Corp.	45,699	7,649,556
Express Scripts Holding Co.*	91,034	5,811,611
McKesson Corp.	57,508	9,462,366
UnitedHealth Group, Inc.	11,053	2,049,447

		24,972,980

Household Durables — 0.2%
Newell Brands, Inc.	45,046	2,415,367

Household Products — 0.5%
Procter & Gamble Co. (The)	73,249	6,383,650

Industrial Conglomerates — 4.0%
3M Co.	141,219	29,400,384
Honeywell International, Inc.	174,216	23,221,251

		52,621,635

Insurance — 7.6%
Aon PLC	173,797	23,106,311
Chubb Ltd.	199,324	28,977,723
MetLife, Inc.	336,753	18,501,210
Travelers Cos., Inc. (The)	225,055	28,476,209

		99,061,453

IT Services — 5.5%
Accenture PLC (Class A Stock)	275,839	34,115,768
Amdocs Ltd.	50,564	3,259,355
Cognizant Technology Solutions Corp. (Class A Stock)	81,150	5,388,360
DXC Technology Co.	40,389	3,098,644
Fidelity National Information Services, Inc.	150,212	12,828,105
Fiserv, Inc.*	46,719	5,715,602
International Business Machines Corp.	47,606	7,323,231

		71,729,065

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	96,724	16,875,436

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery — 2.1%
Illinois Tool Works, Inc.	78,228	$11,206,161
Ingersoll-Rand PLC	88,061	8,047,895
Stanley Black & Decker, Inc.	54,572	7,679,918

		26,933,974

Media — 4.3%
Comcast Corp. (Class A Stock)	460,396	17,918,612
Interpublic Group of Cos., Inc. (The)	262,179	6,449,603
Omnicom Group, Inc.(a)	212,120	17,584,748
Time Warner, Inc.	112,088	11,254,756
Walt Disney Co. (The)	22,876	2,430,575

		55,638,294

Multiline Retail — 0.2%
Target Corp.	58,098	3,037,944

Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	92,793	9,681,094
EOG Resources, Inc.	127,012	11,497,126
Exxon Mobil Corp.	135,858	10,967,816
Occidental Petroleum Corp.	153,436	9,186,213

		41,332,249

Personal Products — 0.4%
Coty, Inc. (Class A Stock)(a)	284,316	5,333,768

Pharmaceuticals — 7.3%
Johnson & Johnson	368,691	48,774,132
Merck & Co., Inc.	191,778	12,291,052
Novartis AG (Switzerland)	38,371	3,204,999
Pfizer, Inc.	820,959	27,576,013
Roche Holding AG (Switzerland)	11,005	2,811,942

		94,658,138

Professional Services — 0.5%
Equifax, Inc.	42,836	5,886,523

Road & Rail — 1.4%
Canadian National Railway Co. (Canada)	98,529	7,985,775
Union Pacific Corp.	90,638	9,871,385

		17,857,160

Semiconductors & Semiconductor Equipment — 1.3%
Texas Instruments, Inc.	217,202	16,709,350

Software — 0.2%
Oracle Corp.	56,059	2,810,798

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	23,543	2,744,878

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(a)	244,579	5,664,450

Tobacco — 4.2%
Altria Group, Inc.	76,561	5,701,498
Philip Morris International, Inc.	419,601	49,282,137

		54,983,635

TOTAL LONG-TERM INVESTMENTS (cost $1,090,030,911)		1,283,640,909

SHORT-TERM INVESTMENTS —3.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	17,496,067	$17,496,067
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $32,645,991; includes $32,614,753 of cash collateral for securities on loan)(b)(w)	32,639,762	32,643,026

TOTAL SHORT-TERM INVESTMENTS (cost $50,142,058)		50,139,093

TOTAL INVESTMENTS — 102.3% (cost $1,140,172,969)		1,333,780,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(30,423,124)

NET ASSETS — 100.0%		$1,303,356,878

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,795,003; cash collateral of $32,614,753 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,505,549	$—	$—
Air Freight & Logistics	19,045,367	—	—
Auto Components	13,776,038	—	—
Automobiles	2,341,011	—	—
Banks	177,583,256	—	—
Beverages	7,691,865	13,700,804	—
Building Products	28,442,512	—	—
Capital Markets	96,724,425	—	—
Chemicals	46,590,885	—	—
Consumer Finance	13,090,475	—	—
Containers & Packaging	6,565,583	—	—
Diversified Telecommunication Services	11,025,661	—	—
Electric Utilities	20,810,758	—	—
Electrical Equipment	12,038,667	—	—
Energy Equipment & Services	19,114,142	—	—
Equity Real Estate Investment Trusts (REITs)	5,071,658	—	—
Food & Staples Retailing	20,927,405	—	—
Food Products	19,453,399	29,094,688	—
Health Care Equipment & Supplies	68,396,014	—	—
Health Care Providers & Services	24,972,980	—	—
Household Durables	2,415,367	—	—
Household Products	6,383,650	—	—
Industrial Conglomerates	52,621,635	—	—
Insurance	99,061,453	—	—
IT Services	71,729,065	—	—
Life Sciences Tools & Services	16,875,436	—	—
Machinery	26,933,974	—	—
Media	55,638,294	—	—
Multiline Retail	3,037,944	—	—
Oil, Gas & Consumable Fuels	41,332,249	—	—
Personal Products	5,333,768	—	—
Pharmaceuticals	88,641,197	6,016,941	—
Professional Services	5,886,523	—	—
Road & Rail	17,857,160	—	—
Semiconductors & Semiconductor Equipment	16,709,350	—	—
Software	2,810,798	—	—
Specialty Retail	2,744,878	—	—
Textiles, Apparel & Luxury Goods	5,664,450	—	—
Tobacco	54,983,635	—	—
Affiliated Mutual Funds	50,139,093	—	—

Total	$1,284,967,569	$48,812,433	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	13.6%
Insurance	7.6
Capital Markets	7.4
Pharmaceuticals	7.3
IT Services	5.5
Health Care Equipment & Supplies	5.2
Media	4.3
Tobacco	4.2
Industrial Conglomerates	4.0
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	3.8
Food Products	3.7
Chemicals	3.6
Aerospace & Defense	3.4
Oil, Gas & Consumable Fuels	3.2
Building Products	2.2
Machinery	2.1
Health Care Providers & Services	1.9
Beverages	1.6
Food & Staples Retailing	1.6
Electric Utilities	1.6

Energy Equipment & Services	1.5%
Air Freight & Logistics	1.5
Road & Rail	1.4
Life Sciences Tools & Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Auto Components	1.1
Consumer Finance	1.0
Electrical Equipment	0.9
Diversified Telecommunication Services	0.8
Containers & Packaging	0.5
Household Products	0.5
Professional Services	0.5
Textiles, Apparel & Luxury Goods	0.4
Personal Products	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Multiline Retail	0.2
Software	0.2
Specialty Retail	0.2
Household Durables	0.2
Automobiles	0.2

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$31,795,003	$(31,795,003)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $31,795,003:
Unaffiliated investments (cost $1,090,030,911)	$1,283,640,909
Affiliated investments (cost $50,142,058)	50,139,093
Cash	56,723
Dividends receivable	1,611,124
Tax reclaim receivable	613,404
Receivable for fund share sold	423,380
Receivable from manager	19,445
Prepaid expenses	1,317

Total Assets	1,336,505,395

LIABILITIES:
Payable to broker for collateral for securities on loan	32,614,753
Management fees payable	352,607
Accrued expenses and other liabilities	118,327
Distribution fee payable	35,623
Payable for fund share repurchased	26,842
Affiliated transfer agent fee payable	365

Total Liabilities	33,148,517

NET ASSETS	$1,303,356,878

Net assets were comprised of:
Paid-in capital	$844,292,939
Retained earnings	459,063,939

Net assets, June 30, 2017	$1,303,356,878

Net asset value and redemption price per share, $1,303,356,878 / 69,768,687 outstanding shares of beneficial interest	$18.68

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $146,495 foreign withholding tax)	$13,494,761
Affiliated dividend income	90,717
Income from securities lending, net (including affiliated income of $1,082)	8,469

13,593,947

EXPENSES
Management fees	4,011,523
Distribution fee	1,507,532
Custodian and accounting fees	95,000
Audit fee	13,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	23
Miscellaneous	14,587

Total expenses	5,663,665

NET INVESTMENT INCOME (LOSS)	7,930,282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,860)	22,527,671
Foreign currency transactions	(2,109)

22,525,562

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,954))	74,447,306
Foreign currencies	32,512

74,479,818

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	97,005,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,935,662

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,930,282	$14,295,336
Net realized gain (loss) on investment and foreign currency transactions	22,525,562	52,577,039
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,479,818	50,721,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,935,662	117,594,335

FUND SHARE TRANSACTIONS:
Fund share sold [6,493,114 and 46,158,518 shares, respectively]	118,781,854	728,525,727
Fund share repurchased [4,449,331 and 17,358,479 shares, respectively]	(80,734,332)	(273,400,571)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	38,047,522	455,125,156

CAPITAL CONTRIBUTIONS	—	27,311

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,983,184	572,746,802
NET ASSETS:
Beginning of period	1,160,373,694	587,626,892

End of period	$1,303,356,878	$1,160,373,694

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 5.0%
AAR Corp.	36,000	$1,251,360
General Dynamics Corp.	57,500	11,390,750
Huntington Ingalls Industries, Inc.	29,400	5,473,104
Orbital ATK, Inc.	83,900	8,252,404
Rockwell Collins, Inc.	41,367	4,346,844
Spirit AeroSystems Holdings, Inc. (Class A Stock)	197,400	11,437,356
Textron, Inc.	137,400	6,471,540

		48,623,358

Airlines — 2.4%
Alaska Air Group, Inc.	36,500	3,276,240
American Airlines Group, Inc.(a)	240,300	12,091,896
United Continental Holdings, Inc.*	99,900	7,517,475

		22,885,611

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	192,100	6,715,816
Lear Corp.	50,700	7,203,456

		13,919,272

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	62,300	3,365,446

Banks — 6.1%
Banco Latinoamericano de Comercio Exterior SA (Panama)(a)	116,300	3,184,294
BankUnited, Inc.	275,000	9,270,250
BB&T Corp.	113,600	5,158,576
CIT Group, Inc.(a)	51,200	2,493,440
Citizens Financial Group, Inc.	171,800	6,129,824
Comerica, Inc.	102,900	7,536,396
Fifth Third Bancorp	288,900	7,499,844
KeyCorp	467,700	8,764,698
Regions Financial Corp.	603,600	8,836,704

		58,874,026

Building Products — 0.8%
Johnson Controls International PLC	182,892	7,930,197

Capital Markets — 1.4%
Ameriprise Financial, Inc.	46,500	5,918,985
State Street Corp.	90,400	8,111,592

		14,030,577

Chemicals — 4.3%
Ashland Global Holdings, Inc.	77,000	5,075,070
Cabot Corp.	77,800	4,156,854
Celanese Corp. (Class A Stock)	73,806	7,007,142
Eastman Chemical Co.	78,500	6,593,215
Huntsman Corp.	301,600	7,793,344
Valvoline, Inc.	464,291	11,012,983

		41,638,608

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(a)	559,500	7,385,400
LSC Communications, Inc.	28,659	613,303
Pitney Bowes, Inc.	205,300	3,100,030

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.(a)	76,426	$958,382

		12,057,115

Communications Equipment — 0.7%
F5 Networks, Inc.*	21,000	2,668,260
Juniper Networks, Inc.	153,300	4,274,004

		6,942,264

Construction & Engineering — 1.0%
Tutor Perini Corp.*	113,100	3,251,625
Valmont Industries, Inc.	46,200	6,911,520

		10,163,145

Consumer Finance — 1.2%
Discover Financial Services	91,600	5,696,604
Navient Corp.	140,400	2,337,660
Nelnet, Inc. (Class A Stock)	76,900	3,615,069

		11,649,333

Containers & Packaging — 1.1%
Avery Dennison Corp.	78,927	6,974,779
Owens-Illinois, Inc.*	105,700	2,528,344
WestRock Co.	14,220	805,705

		10,308,828

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.	52,600	1,996,170

Electric Utilities — 3.2%
American Electric Power Co., Inc.	68,400	4,751,748
Edison International	131,000	10,242,890
Entergy Corp.	112,500	8,636,625
FirstEnergy Corp.	254,600	7,424,136

		31,055,399

Electronic Equipment, Instruments & Components — 3.0%
Flex Ltd.*	538,600	8,784,566
Itron, Inc.*	58,996	3,996,979
Sanmina Corp.*	42,200	1,607,820
TE Connectivity Ltd.	77,900	6,129,172
Tech Data Corp.*	59,100	5,969,100
TTM Technologies, Inc.*(a)	125,400	2,176,944

		28,664,581

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.*(a)	148,200	1,605,006
McDermott International, Inc.*	558,700	4,005,879
Oceaneering International, Inc.	39,900	911,316

		6,522,201

Equity Real Estate Investment Trusts (REITs) — 7.6%
Ashford Hospitality Prime, Inc.	25,065	257,919
Ashford Hospitality Trust, Inc.	198,300	1,205,664
Brandywine Realty Trust	170,300	2,985,359
CBL & Associates Properties, Inc.(a)	304,681	2,568,461
Colony Starwood Homes(a)	212,720	7,298,423
DDR Corp.	227,800	2,066,146
Franklin Street Properties Corp.	320,400	3,550,032
Government Properties Income Trust(a)	147,100	2,693,401
Hospitality Properties Trust	160,300	4,672,745
Host Hotels & Resorts, Inc.(a)	161,200	2,945,124

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	438,300	$4,343,553
Mack-Cali Realty Corp.	211,500	5,740,110
Medical Properties Trust, Inc.(a)	250,300	3,221,361
Omega Healthcare Investors, Inc.(a)	102,700	3,391,154
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,381,232
Ryman Hospitality Properties, Inc.(a)	31,700	2,029,117
Sabra Health Care REIT, Inc.(a)	126,243	3,042,456
Select Income REIT	132,800	3,191,184
Senior Housing Properties Trust(a)	284,784	5,820,985
Summit Hotel Properties, Inc.(a)	232,000	4,326,800
VEREIT, Inc.	390,500	3,178,670
Xenia Hotels & Resorts, Inc.	118,300	2,291,471

		74,201,367

Food & Staples Retailing — 1.0%
Kroger Co. (The)	69,500	1,620,740
SUPERVALU, Inc.*	346,900	1,141,301
Whole Foods Market, Inc.	174,300	7,339,773

		10,101,814

Food Products — 2.3%
Archer-Daniels-Midland Co.	80,800	3,343,504
Bunge Ltd.	57,000	4,252,199
Pilgrim’s Pride Corp.*(a)	124,600	2,731,232
Sanderson Farms, Inc.(a)	41,200	4,764,780
TreeHouse Foods, Inc.*(a)	55,200	4,509,288
Tyson Foods, Inc. (Class A Stock)	49,800	3,118,974

		22,719,977

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	98,900	12,698,760

Health Care Providers & Services — 2.9%
Aetna, Inc.	27,500	4,175,325
Cardinal Health, Inc.	72,000	5,610,240
Cigna Corp.	23,600	3,950,404
Envision Healthcare Corp.*(a)	117,400	7,357,458
Laboratory Corp. of America Holdings*	19,600	3,021,144
Owens & Minor, Inc.(a)	47,400	1,525,806
Quest Diagnostics, Inc.	26,600	2,956,856

		28,597,233

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.(a)	134,300	5,116,830
Wyndham Worldwide Corp.	27,300	2,741,193

		7,858,023

Household Durables — 1.9%
Ethan Allen Interiors, Inc.(a)	56,239	1,816,520
PulteGroup, Inc.(a)	86,700	2,126,751
Whirlpool Corp.	75,200	14,409,824

		18,353,095

Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	1,127,600	12,527,636

Insurance — 7.0%
Aflac, Inc.	43,900	3,410,152
Allstate Corp. (The)	68,200	6,031,608
American Financial Group, Inc.	55,400	5,505,098
Everest Re Group Ltd.	24,948	6,351,511

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	150,200	$7,896,014
Lincoln National Corp.	119,200	8,055,536
Maiden Holdings Ltd.	189,700	2,105,670
Principal Financial Group, Inc.	64,300	4,119,701
Reinsurance Group of America, Inc.	33,200	4,262,548
Universal Insurance Holdings, Inc.(a)	131,900	3,323,880
Unum Group	186,100	8,677,843
Validus Holdings Ltd.	88,700	4,609,739
XL Group Ltd. (Bermuda)	72,500	3,175,500

		67,524,800

Internet Software & Services — 0.1%
Cars.com, Inc.*	31,300	833,519

IT Services — 2.0%
Amdocs Ltd.	56,400	3,635,544
Conduent, Inc.*	352,300	5,615,662
Convergys Corp.(a)	152,500	3,626,450
Teradata Corp.*(a)	215,429	6,353,001

		19,230,657

Life Sciences Tools & Services — 0.8%
Quintiles IMS Holdings, Inc.*	84,900	7,598,550

Machinery — 2.6%
AGCO Corp.	28,000	1,886,920
Briggs & Stratton Corp.	150,500	3,627,050
Cummins, Inc.	31,000	5,028,820
Meritor, Inc.*	225,000	3,737,250
Oshkosh Corp.	75,900	5,227,992
Trinity Industries, Inc.(a)	95,900	2,688,077
Wabash National Corp.(a)	146,800	3,226,664

		25,422,773

Media — 2.0%
CBS Corp. (Class B Stock)	76,300	4,866,414
Gannett Co., Inc.	46,949	409,395
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	2,069,937
Lions Gate Entertainment Corp. (Class B Stock)*	73,350	1,927,638
MSG Networks, Inc. (Class A Stock)*	258,600	5,805,570
TEGNA, Inc.	93,900	1,353,099
Viacom, Inc. (Class B Stock)	84,200	2,826,594

		19,258,647

Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	45,900	3,341,979

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	105,574	3,336,138
MFA Financial, Inc.	357,400	2,998,586
PennyMac Mortgage Investment Trust	124,800	2,282,592
Starwood Property Trust, Inc.(a)	319,400	7,151,366
Two Harbors Investment Corp.	307,800	3,050,298

		18,818,980

Multiline Retail — 1.7%
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,399,904
Kohl’s Corp.(a)	122,805	4,748,869

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Macy’s, Inc.(a)	391,400	$9,096,136

		16,244,909

Multi-Utilities — 2.2%
CenterPoint Energy, Inc.	301,100	8,244,118
Public Service Enterprise Group, Inc.	215,100	9,251,451
SCANA Corp.	63,800	4,275,238

		21,770,807

Oil, Gas & Consumable Fuels — 4.8%
Cabot Oil & Gas Corp.	298,100	7,476,348
Marathon Petroleum Corp.	56,400	2,951,412
Murphy Oil Corp.(a)	91,400	2,342,582
ONEOK, Inc.(a)	135,700	7,078,112
PBF Energy, Inc. (Class A Stock)(a)	100,400	2,234,904
Ship Finance International Ltd. (Norway)(a)	59,900	814,640
Tesoro Corp.	69,700	6,523,920
Valero Energy Corp.	139,300	9,397,178
Williams Cos., Inc. (The)	250,100	7,573,028

		46,392,124

Paper & Forest Products — 0.5%
Clearwater Paper Corp.*	49,500	2,314,125
Domtar Corp.(a)	71,600	2,750,872

		5,064,997

Pharmaceuticals — 2.5%
Jazz Pharmaceuticals PLC*	23,300	3,623,150
Lannett Co., Inc.*(a)	29,200	595,680
Mylan NV*	66,800	2,593,176
Perrigo Co. PLC(a)	100,300	7,574,656
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	283,500	9,417,870

		23,804,532

Professional Services — 0.5%
ManpowerGroup, Inc.	41,800	4,666,970

Road & Rail — 1.3%
Avis Budget Group, Inc.*(a)	357,900	9,759,933
Ryder System, Inc.	40,800	2,936,784

		12,696,717

Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.*	321,928	3,145,237
Lam Research Corp.	56,700	8,019,081
ON Semiconductor Corp.*	566,100	7,948,044
Skyworks Solutions, Inc.	110,100	10,564,095

		29,676,457

Software — 2.4%
CA, Inc.	130,200	4,487,994
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	11,104,344
Nuance Communications, Inc.*	420,000	7,312,200

		22,904,538

Specialty Retail — 3.5%
Aaron’s, Inc.	53,100	2,065,590
Bed Bath & Beyond, Inc.(a)	58,200	1,769,280
Best Buy Co., Inc.(a)	152,305	8,731,646

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Children’s Place, Inc. (The)(a)	16,800	$1,715,280
Foot Locker, Inc.	42,000	2,069,760
GameStop Corp. (Class A Stock)(a)	103,100	2,227,991
Group 1 Automotive, Inc.	31,030	1,964,820
Murphy USA, Inc.*(a)	53,000	3,927,830
Office Depot, Inc.	1,026,700	5,790,588
Penske Automotive Group, Inc.(a)	77,200	3,389,852

		33,652,637

Technology Hardware, Storage & Peripherals — 3.5%
HP, Inc.	208,400	3,642,832
NCR Corp.*	131,200	5,358,208
Seagate Technology PLC(a)	97,000	3,758,750
Western Digital Corp.	187,800	16,639,080
Xerox Corp.	144,475	4,150,767

		33,549,637

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.*	193,500	2,167,200
Radian Group, Inc.	180,083	2,944,357

		5,111,557

Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)*	234,400	10,883,192
Aircastle Ltd.	165,598	3,601,757

		14,484,949

TOTAL LONG-TERM INVESTMENTS (cost $755,514,623)		949,734,772

SHORT-TERM INVESTMENTS — 21.5%
AFFILIATED MUTUAL FUNDS — 18.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	9,994,664	9,994,664
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $173,516,409; includes $173,370,985 of cash collateral for securities on loan)(b)(w)	173,483,402	173,500,750

TOTAL AFFILIATED MUTUAL FUNDS (cost $183,511,073)		183,495,414

UNAFFILIATED FUND — 2.6%
BlackRock Liquidity Funds FedFund Portfolio (cost $25,659,056)	25,659,056	25,659,056

TOTAL SHORT-TERM INVESTMENTS (cost $209,170,129)		209,154,470

TOTAL INVESTMENTS — 119.3% (cost $964,684,752)		1,158,889,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.3)%		(187,580,073)

NET ASSETS — 100.0%		$971,309,169

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,609,225; cash collateral of $173,370,985 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$48,623,358	$—	$—
Airlines	22,885,611	—	—
Auto Components	13,919,272	—	—
Automobiles	3,365,446	—	—
Banks	58,874,026	—	—
Building Products	7,930,197	—	—
Capital Markets	14,030,577	—	—
Chemicals	41,638,608	—	—
Commercial Services & Supplies	12,057,115	—	—
Communications Equipment	6,942,264	—	—
Construction & Engineering	10,163,145	—	—
Consumer Finance	11,649,333	—	—
Containers & Packaging	10,308,828	—	—
Diversified Consumer Services	1,996,170	—	—
Electric Utilities	31,055,399	—	—
Electronic Equipment, Instruments & Components	28,664,581	—	—
Energy Equipment & Services	6,522,201	—	—
Equity Real Estate Investment Trusts (REITs)	74,201,367	—	—
Food & Staples Retailing	10,101,814	—	—
Food Products	22,719,977	—	—
Health Care Equipment & Supplies	12,698,760	—	—
Health Care Providers & Services	28,597,233	—	—
Hotels, Restaurants & Leisure	7,858,023	—	—
Household Durables	18,353,095	—	—
Independent Power & Renewable Electricity Producers	12,527,636	—	—
Insurance	67,524,800	—	—
Internet Software & Services	833,519	—	—
IT Services	19,230,657	—	—
Life Sciences Tools & Services	7,598,550	—	—
Machinery	25,422,773	—	—
Media	19,258,647	—	—
Metals & Mining	3,341,979	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,818,980	—	—
Multiline Retail	16,244,909	—	—
Multi-Utilities	21,770,807	—	—
Oil, Gas & Consumable Fuels	46,392,124	—	—
Paper & Forest Products	5,064,997	—	—
Pharmaceuticals	23,804,532	—	—
Professional Services	4,666,970	—	—
Road & Rail	12,696,717	—	—
Semiconductors & Semiconductor Equipment	29,676,457	—	—
Software	22,904,538	—	—
Specialty Retail	33,652,637	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Technology Hardware, Storage & Peripherals	$33,549,637	$—	$—
Thrifts & Mortgage Finance	5,111,557	—	—
Trading Companies & Distributors	14,484,949	—	—
Affiliated Mutual Funds	183,495,414	—	—
Unaffiliated Fund	25,659,056	—	—

Total	$1,158,889,242	$—	$—

During the period, there were no transfers between level 1, level 2 and level 3 to the report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (17.8% represents investments purchased with collateral from securities on loan)	18.9%
Equity Real Estate Investment Trusts (REITs)	7.6
Insurance	7.0
Banks	6.1
Aerospace & Defense	5.0
Oil, Gas & Consumable Fuels	4.8
Chemicals	4.3
Specialty Retail	3.5
Technology Hardware, Storage & Peripherals	3.5
Electric Utilities	3.2
Semiconductors & Semiconductor Equipment	3.1
Electronic Equipment, Instruments & Components	3.0
Health Care Providers & Services	2.9
Unaffiliated Fund	2.6
Machinery	2.6
Pharmaceuticals	2.5
Software	2.4
Airlines	2.4
Food Products	2.3
Multi-Utilities	2.2
Media	2.0
IT Services	2.0
Mortgage Real Estate Investment Trusts (REITs)	1.9

Household Durables	1.9%
Multiline Retail	1.7
Trading Companies & Distributors	1.5
Capital Markets	1.4
Auto Components	1.4
Health Care Equipment & Supplies	1.3
Road & Rail	1.3
Independent Power & Renewable Electricity Producers	1.3
Commercial Services & Supplies	1.2
Consumer Finance	1.2
Containers & Packaging	1.1
Construction & Engineering	1.0
Food & Staples Retailing	1.0
Building Products	0.8
Hotels, Restaurants & Leisure	0.8
Life Sciences Tools & Services	0.8
Communications Equipment	0.7
Energy Equipment & Services	0.7
Thrifts & Mortgage Finance	0.5
Paper & Forest Products	0.5
Professional Services	0.5
Automobiles	0.3
Metals & Mining	0.3
Diversified Consumer Services	0.2
Internet Software & Services	0.1

119.3
Liabilities in excess of other assets	(19.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$169,609,225	$(169,609,225)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $169,609,225:
Unaffiliated investments (cost $781,173,679)	$975,393,828
Affiliated investments (cost $183,511,073)	183,495,414
Dividends receivable	1,969,555
Receivable for fund share sold	881,105
Receivable for investments sold	447,469
Receivable from manager	8,734
Tax reclaim receivable	1,275
Prepaid expenses	8,966

Total Assets	1,162,206,346

LIABILITIES:
Payable to broker for collateral for securities on loan	173,370,985
Payable for investments purchased	16,834,949
Management fees payable	336,867
Accrued expenses and other liabilities	194,503
Payable for fund share repurchased	132,894
Distribution fee payable	26,614
Affiliated transfer agent fee payable	365

Total Liabilities	190,897,177

NET ASSETS	$971,309,169

Net assets were comprised of:
Paid-in capital	$421,931,887
Retained earnings	549,377,282

Net assets, June 30, 2017	$971,309,169

Net asset value and redemption price per share, $971,309,169 / 29,898,516 outstanding shares of beneficial interest	$32.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $21,618 foreign withholding tax)	$9,950,071
Income from securities lending, net (including affiliated income of $112,427)	278,549
Affiliated dividend income	35,035

10,263,655

EXPENSES
Management fees	3,393,926
Distribution fee	1,180,450
Custodian and accounting fees	70,000
Audit fee	13,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	12,268

Total expenses	4,690,644
Less: management fee waivers and/or expense reimbursement	(9,444)

Net expenses	4,681,200

NET INVESTMENT INCOME (LOSS)	5,582,455

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $13,071)	28,983,288

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(27,641))	19,342,304
Foreign currencies	423

19,342,727

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	48,326,015

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,908,470

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,582,455	$10,161,890
Net realized gain (loss) on investment transactions	28,983,288	31,039,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	19,342,727	90,250,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,908,470	131,451,226

FUND SHARE TRANSACTIONS:
Fund share sold [1,144,893 and 5,730,828 shares, respectively]	36,437,161	153,983,586
Fund share repurchased [1,178,193 and 7,015,746 shares, respectively]	(37,491,233)	(177,967,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,054,072)	(23,983,893)

CAPITAL CONTRIBUTIONS	—	762,612

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,854,398	108,229,945
NET ASSETS:
Beginning of period	918,454,771	810,224,826

End of period	$971,309,169	$918,454,771

A89

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 92.3%	Shares	Value
Argentina — 0.6%
Adecoagro SA*	33,500	$334,665
Banco Macro SA, ADR(a)	1,290	118,925
BBVA Banco Frances SA, ADR(a)	5,600	106,008
Cresud SACIF y A, ADR*	16,500	320,925
Grupo Financiero Galicia SA, ADR	6,230	265,647
MercadoLibre, Inc.	2,600	652,288
Pampa Energia SA*	43,686	103,551
Pampa Energia SA, ADR*(a)	7,896	464,680
Transportadora de Gas del Sur SA (Class B Stock), ADR*	32,130	533,679

		2,900,368

Bahrain — 0.6%
Ahli United Bank BSC	1,974,170	1,339,352
Al Salam Bank-Bahrain BSC	1,944,133	469,306
GFH Financial Group BSC	1,461,168	716,988
Ithmaar Holding BSC*	2,132,542	322,717

		2,848,363

Botswana — 0.4%
Barclays Bank of Botswana Ltd.(g)	272,230	157,000
Botswana Insurance Holdings Ltd.(g)	123,564	226,705
First National Bank of Botswana Ltd.	885,555	236,662
Letshego Holdings Ltd.	1,667,377	348,816
Sechaba Breweries Holdings Ltd.(g)	401,237	765,788
Standard Chartered Bank Botswana Ltd.^	91,217	56,263
Turnstar Holdings Ltd.	52,065	16,288

		1,807,522

Brazil — 3.7%
AES Tiete Energia SA, UTS	26,800	110,585
Ambev SA	35,600	197,617
Ambev SA, ADR	184,800	1,014,552
Banco do Brasil SA	19,875	160,901
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	58,649	347,160
BR Malls Participacoes SA	203,585	733,737
BRF SA	33,460	395,109
CCR SA	141,700	721,995
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	32,300	307,496
Cia de Saneamento de Minas Gerais-COPASA	8,300	101,091
Cia Energetica de Minas Gerais, ADR	74,196	178,070
Cia Hering	15,600	93,000
Cia Paranaense de Energia, ADR(a)	15,400	113,036
Cia Siderurgica Nacional SA*	17,700	38,468
Cielo SA	255,856	1,907,583
Cosan SA Industria e Comercio	13,500	140,546
CPFL Energia SA, ADR(a)	28,692	457,637
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	139,674
EcoRodovias Infraestrutura e Logistica SA	22,700	70,987
EDP - Energias do Brasil SA	29,400	125,307
Embraer SA, ADR(a)	23,900	435,697
Engie Brasil Energia SA	21,900	226,410
Equatorial Energia SA	11,200	183,911
Estacio Participacoes SA	47,000	207,272

COMMON STOCKS (continued)	Shares	Value
Brazil (continued)
Even Construtora e Incorporadora SA*	70,900	$84,107
Fibria Celulose SA	23,400	239,446
Hypermarcas SA	84,100	703,435
Iguatemi Empresa de Shopping Centers SA	32,300	318,037
Iochpe Maxion SA	19,300	98,105
JBS SA	40,567	80,696
Klabin SA, UTS	40,300	197,553
Kroton Educacional SA	142,400	637,875
Light SA*	13,000	88,095
Localiza Rent a Car SA	23,746	324,552
Lojas Renner SA	67,100	556,989
Marfrig Global Foods SA*	48,640	99,250
MRV Engenharia e Participacoes SA	45,600	185,268
Multiplan Empreendimentos Imobiliarios SA	41,400	815,778
Natura Cosmeticos SA	10,300	79,561
Odontoprev SA	115,800	406,868
Qualicorp SA	92,300	803,784
Raia Drogasil SA	10,600	225,573
Rumo SA*	31,557	82,205
Smiles SA	6,100	110,256
TIM Participacoes SA	272,333	809,708
TOTVS SA	37,600	342,190
Ultrapar Participacoes SA	28,600	675,958
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	54,731
WEG SA	120,860	646,455

		17,074,316

Bulgaria — 0.4%
CB First Investment Bank AD*(g)	155,563	492,062
Central Cooperative Bank AD*(g)	87,402	86,763
Chimimport AD	265,946	278,279
Industrial Holding Bulgaria PLC*	72,512	42,571
MonBat AD(g)	48,227	333,449
Petrol AD*^(g)	90,727	11,486
Sopharma AD(g)	197,237	520,650

		1,765,260

Chile — 2.8%
AES Gener SA	227,462	80,147
Aguas Andinas SA (Class A Stock)	327,850	192,312
Almendral SA	1,092,556	81,815
AntarChile SA	29,805	372,661
Banco de Chile	4,954,944	649,388
Banco de Credito e Inversiones	5,757	322,182
Banco Santander Chile	6,302,356	401,311
Banmedica SA	213,010	522,718
Cencosud SA	262,569	698,918
Cia Cervecerias Unidas SA, ADR(a)	14,950	392,288
Colbun SA	772,001	165,140
Embotelladora Andina SA (Class B Stock), ADR	9,150	232,410
Empresa Nacional de Telecomunicaciones SA	32,654	355,009
Empresas CMPC SA	252,098	603,790
Empresas COPEC SA	132,122	1,445,963
Enel Americas SA	2,916,314	553,499
Enel Chile SA	1,563,372	171,734
Enel Generacion Chile SA	315,372	238,116

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chile (continued)
Engie Energia Chile SA	49,355	$89,963
Forus SA	18,500	64,934
Itau CorpBanca	26,181,273	233,327
Latam Airlines Group SA, ADR(a)	77,683	859,951
Parque Arauco SA	95,852	241,426
Quinenco SA	97,600	270,529
Ripley Corp. SA	146,630	112,431
SACI Falabella	175,311	1,435,764
Salfacorp SA	108,740	122,856
Sigdo Koppers SA	133,519	184,146
Sociedad Quimica y Minera de Chile SA, ADR(a)	26,100	861,822
SONDA SA	297,134	487,894
Vina Concha y Toro SA	139,650	216,052

		12,660,496

China — 9.8%
3SBio, Inc., 144A*	241,500	320,452
AAC Technologies Holdings, Inc.	12,500	156,139
Agricultural Bank of China Ltd. (Class H Stock)	303,000	143,203
Air China Ltd. (Class H Stock)	142,000	146,366
Aisino Corp. (Class A Stock)	22,400	68,223
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,042,660
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	545,790
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	639,463
Avic Aviation Engine Corp. PLC (Class A Stock)	13,100	52,728
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	100,890
Baidu, Inc., ADR*	3,300	590,238
Bank of Beijing Co. Ltd. (Class A Stock)	49,964	67,578
Bank of China Ltd. (Class H Stock)	816,000	400,139
Bank of Communications Co. Ltd. (Class H Stock)	338,800	239,014
BBMG Corp. (Class H Stock)	684,000	345,153
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	205,635
Beijing Enterprises Holdings Ltd.	41,500	200,100
Beijing Enterprises Water Group Ltd.*	662,000	513,734
Brilliance China Automotive Holdings Ltd.	350,000	637,459
BYD Co. Ltd. (Class H Stock)	59,000	362,042
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	343,594
China Agri-Industries Holdings Ltd.	804,000	333,493
China Biologic Products, Inc.*(a)	3,200	361,920
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	109,554
China Coal Energy Co. Ltd. (Class H Stock)	437,000	211,562
China Communications Construction Co. Ltd. (Class H Stock)	229,000	294,965
China Communications Services Corp. Ltd. (Class H Stock)	396,000	228,107
China Construction Bank Corp. (Class H Stock)	1,052,670	818,605
China Everbright Ltd.	32,000	69,597
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	84,279

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Hongqiao Group Ltd.*^(g)	274,000	$198,183
China Life Insurance Co. Ltd. (Class H Stock)	108,000	330,054
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	287,296
China Medical System Holdings Ltd.	245,000	423,621
China Mengniu Dairy Co. Ltd.*	316,000	619,595
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	177,093
China Merchants Port Holdings Co. Ltd.	114,000	316,110
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	94,055
China Mobile Ltd.	245,000	2,597,442
China Molybdenum Co. Ltd. (Class H Stock)	870,000	333,115
China National Building Material Co. Ltd. (Class H Stock)	516,000	306,471
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	72,140
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	63,681
China Oilfield Services Ltd. (Class H Stock)	138,000	110,549
China Overseas Land & Investment Ltd.	292,720	856,667
China Overseas Property Holdings Ltd.	420,240	81,828
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	180,720
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,142,400
China Power International Development Ltd.	478,000	169,610
China Railway Group Ltd. (Class H Stock)	363,000	285,900
China Resources Beer Holdings Co. Ltd.	178,000	448,903
China Resources Gas Group Ltd.	112,000	381,963
China Resources Land Ltd.	54,444	158,610
China Resources Power Holdings Co. Ltd.	243,400	477,787
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	459,436
China Shipbuilding Industry Co. Ltd. (Class A Stock)*^(g)	59,700	44,033
China State Construction Engineering Corp. Ltd. (Class A Stock)	71,600	102,248
China Taiping Insurance Holdings Co. Ltd.	39,800	100,898
China Telecom Corp. Ltd. (Class H Stock)	532,000	252,627
China Unicom Hong Kong Ltd.*	262,052	388,983
China United Network Communications Ltd. (Class A Stock)*^(g)	113,700	62,740
China Vanke Co. Ltd. (Class H Stock)*	27,100	76,654
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	113,903
China Yurun Food Group Ltd.*	741,000	97,760
China Zhongwang Holdings Ltd.	418,000	183,585
CITIC Ltd.	310,000	466,035
CNOOC Ltd. (Class H Stock)	984,000	1,079,684
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	150,483
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	108,226
COSCO Shipping Ports Ltd.	252,000	295,617
Country Garden Holdings Co. Ltd.	177,831	206,280
CRRC Corp. Ltd. (Class H Stock)	256,000	230,286

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
CSPC Pharmaceutical Group Ltd.	360,000	$525,819
Ctrip.com International Ltd., ADR*(a)	12,900	694,794
Daqin Railway Co. Ltd. (Class A Stock)	62,400	77,146
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	284,383
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	380,513
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	47,679
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)	25,300	97,194
GD Power Development Co. Ltd. (Class A Stock)^(g)	149,300	79,542
Gemdale Corp. (Class A Stock)	42,300	71,473
Golden Eagle Retail Group Ltd.	242,000	334,675
Guangdong Investment Ltd.	392,000	540,240
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	64,553
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	329,576
Hengan International Group Co. Ltd.	82,000	604,924
Huaneng Power International, Inc. (Class H Stock)	616,000	427,760
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	204,207
Hundsun Technologies, Inc. (Class A Stock)	10,500	72,284
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	594,572
Industrial Bank Co. Ltd. (Class A Stock)	40,600	100,978
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)*	217,140	70,179
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	39,000	124,296
JD.com, Inc., ADR*	6,900	270,618
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	225,728
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	14,400	107,459
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	362,678
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	99,107
Kunlun Energy Co. Ltd.	230,000	194,989
Kweichow Moutai Co. Ltd. (Class A Stock)	2,700	187,992
Lenovo Group Ltd.	112,000	70,687
Li Ning Co. Ltd.*	350,979	266,810
Luye Pharma Group Ltd.	378,000	207,228
NetEase, Inc., ADR	1,700	511,071
New Oriental Education & Technology Group, Inc., ADR*	16,800	1,184,232
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	60,334
PetroChina Co. Ltd. (Class H Stock)	1,110,000	679,065
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	83,505
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	494,055
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	91,487
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	103,251
Real Gold Mining Ltd.*^	209,000	—

COMMON STOCKS (continued)	Shares	Value
China (continued)
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	$110,409
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	109,498
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	76,215
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	66,354
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	294,983
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	183,341
Shanghai Industrial Holdings Ltd.	85,000	251,450
Shanghai Oriental Pearl Media Co. Ltd. (Class A Stock)	20,900	66,788
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	453,589
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	120,084
SINA Corp.*	2,000	169,939
Sino-Ocean Group Holding Ltd.	161,500	78,993
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	698,000	373,524
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,107,792
Sohu.com, Inc.*	1,600	72,096
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	11,300	69,240
Tencent Holdings Ltd.	60,900	2,184,785
Tingyi Cayman Islands Holding Corp.	340,000	403,302
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	23,760	63,926
Tsinghua Tongfang Co. Ltd. (Class A Stock)^(g)	32,900	54,878
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	238,958
Wanhua Chemical Group Co. Ltd. (Class A Stock)	29,880	126,320
Want Want China Holdings Ltd.	753,400	508,366
Weibo Corp., ADR*	400	26,588
Weichai Power Co. Ltd. (Class H Stock)	208,000	181,770
Wintime Energy Co. Ltd. (Class A Stock)	109,800	57,829
Yangzijiang Shipbuilding Holdings Ltd.	330,000	285,162
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	99,045
Youngor Group Co. Ltd. (Class A Stock)	43,120	64,353
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	150,606
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	193,325
Zhongsheng Group Holdings Ltd.	270,000	503,505
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	493,052
ZTE Corp. (Class H Stock)*	132,729	316,591

		44,649,692

Colombia — 1.2%
Almacenes Exito SA	75,552	379,311
Banco de Bogota SA	12,177	251,653
BanColombia SA	29,008	300,600
Bancolombia SA, ADR(a)	13,200	588,060
Celsia SA ESP	124,720	187,234
Cementos Argos SA	63,127	245,259

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Colombia (continued)
Cemex Latam Holdings SA*	30,558	$117,119
Corp Financiera Colombiana SA	12,268	107,081
Ecopetrol SA, ADR(a)	91,400	830,826
Empresa de Energia de Bogota SA ESP	546,044	352,982
Empresa de Telecomunicaciones de Bogota*	321,215	64,296
Grupo Argos SA	54,106	372,485
Grupo de Inversiones Suramericana SA	29,045	376,658
Grupo Nutresa SA	85,096	737,177
Interconexion Electrica SA ESP	145,230	635,727
Odinsa SA*(g)	25,472	74,891

		5,621,359

Croatia — 0.6%
Atlantic Grupa dd	1,548	183,810
Atlantska Plovidba dd*	1,177	72,018
Ericsson Nikola Tesla dd(g)	1,376	264,026
Hrvatski Telekom dd	26,954	755,691
Koncar-Elektroindustrija dd	1,343	151,010
Ledo dd	122	64,863
Podravka Prehrambena Ind dd	5,477	273,115
Valamar Riviera dd	111,744	755,415
Zagrebacka Banka dd(g)	35,083	252,341

		2,772,289

Czech Republic — 0.7%
CEZ A/S(a)	52,482	913,492
Komercni Banka A/S	32,820	1,314,234
Pegas Nonwovens SA	12,383	497,002
Philip Morris CR A/S	664	437,923
Unipetrol A/S	17,874	221,796

		3,384,447

Egypt — 0.1%
Global Telecom Holding SAE, GDR*^	343,100	657,963

Estonia — 0.5%
AS Merko Ehitus(g)	9,442	99,160
AS Tallinna Vesi (Class A Stock)(g)	33,851	483,381
Olympic Entertainment Group A/S	263,501	520,731
Tallink Grupp A/S(g)	485,209	504,205
Tallinna Kaubamaja Grupp A/S(g)	68,345	718,081

		2,325,558

Ghana — 0.4%
CAL Bank Ltd.*	1,140,075	220,642
Ghana Commercial Bank Ltd.(g)	1,190,800	1,407,607
Standard Chartered Bank Ghana Ltd.(g)	78,000	302,124

		1,930,373

Greece — 1.7%
Aegean Airlines SA	12,691	120,274
Aegean Marine Petroleum Network, Inc.(a)	10,200	59,670
Alpha Bank AE*	171,574	422,894
Athens Water Supply & Sewage Co. SA	25,551	171,410
Diana Shipping, Inc.*(a)	37,300	151,438
Ellaktor SA*	85,344	141,282
Eurobank Ergasias SA*	204,149	228,264
FF Group*	9,316	227,651
GEK Terna Holding Real Estate Construction SA*	47,389	219,796

COMMON STOCKS (continued)	Shares	Value
Greece (continued)
Grivalia Properties REIC AE, REIT	24,736	$258,421
Hellenic Exchanges - Athens Stock Exchange SA	28,659	185,846
Hellenic Petroleum SA	27,540	260,942
Hellenic Telecommunications Organization SA	99,168	1,193,656
HOLDING Co. ADMIE IPTO SA*	68,438	175,093
JUMBO SA	21,510	393,063
Metka Industrial - Construction SA	12,200	114,041
Motor Oil Hellas Corinth Refineries SA	23,859	519,346
Mytilineos Holdings SA*	36,097	340,407
National Bank of Greece SA*	1,176,559	447,732
OPAP SA	48,550	549,280
Public Power Corp. SA*	68,438	171,384
Terna Energy SA	44,714	203,949
Titan Cement Co. SA	33,041	934,765
Tsakos Energy Navigation Ltd.(a)	22,400	107,519

		7,598,123

Hong Kong — 0.8%
China Gas Holdings Ltd.	310,000	625,840
Fullshare Holdings Ltd.*(a)	412,500	164,667
Kingboard Chemical Holdings Ltd.	165,000	656,824
Lee & Man Paper Manufacturing Ltd.	287,000	266,279
Nine Dragons Paper Holdings Ltd.	289,000	384,858
Shimao Property Holdings Ltd.	42,000	71,835
Sino Biopharmaceutical Ltd.	798,000	705,610
WH Group Ltd., 144A	712,000	718,957

		3,594,870

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	173,071	302,176
MOL Hungarian Oil & Gas PLC	12,564	986,806
OTP Bank PLC	28,431	951,570
Richter Gedeon Nyrt	40,746	1,065,240

		3,305,792

India — 5.8%
ACC Ltd.	6,400	155,136
Adani Ports & Special Economic Zone Ltd.*	86,589	486,164
Adani Power Ltd.*	177,209	81,613
Ambuja Cements Ltd.	73,500	280,228
Apollo Hospitals Enterprise Ltd.*	7,700	151,737
Ashok Leyland Ltd.	173,423	251,611
Asian Paints Ltd.	24,250	413,301
Aurobindo Pharma Ltd.	27,300	288,940
Axis Bank Ltd.	38,943	311,420
Bajaj Auto Ltd.	3,960	170,989
Bharat Heavy Electricals Ltd.	106,120	221,639
Bharat Petroleum Corp. Ltd.	32,400	320,390
Bharti Airtel Ltd.	213,436	1,253,271
Bharti Infratel Ltd.	94,195	545,649
Bosch Ltd.	663	239,191
CG Power and Industrial Solutions Ltd.*	59,700	75,743
Cipla Ltd.	29,550	254,016
Coal India Ltd.	76,370	288,436
Colgate-Palmolive India Ltd.	12,900	221,640
Container Corp. of India Ltd.	16,248	287,834

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India (continued)
Crompton Greaves Consumer Electricals Ltd.*	59,700	$209,039
Dabur India Ltd.	43,900	198,306
Divi’s Laboratories Ltd.*	9,319	93,298
DLF Ltd.*	51,715	152,545
Dr. Reddy’s Laboratories Ltd.	7,725	322,071
Eicher Motors Ltd.*	1,045	436,807
GAIL India Ltd.	41,948	234,402
Glenmark Pharmaceuticals Ltd.	18,324	179,361
Godrej Consumer Products Ltd.	22,400	335,238
Havells India Ltd.	41,500	295,258
HCL Technologies Ltd.	24,640	324,334
HDFC Bank Ltd.	22,548	575,979
Hero MotoCorp Ltd.	4,595	262,922
Hindalco Industries Ltd.	83,000	244,746
Hindustan Unilever Ltd.	48,190	804,622
Housing Development Finance Corp. Ltd.	26,870	671,052
ICICI Bank Ltd., ADR	40,150	360,146
Idea Cellular Ltd.	260,234	342,974
IDFC Ltd.*	104,784	89,460
IFCI Ltd.*	182,664	68,499
Indian Oil Corp. Ltd.	36,998	220,362
IndusInd Bank Ltd.	8,505	194,449
Infosys Ltd.	17,600	254,756
Infosys Ltd., ADR(a)	55,220	829,404
ITC Ltd.	146,375	732,232
Jindal Steel & Power Ltd.*	108,435	206,338
JSW Energy Ltd.	94,200	93,238
JSW Steel Ltd.	67,000	210,690
Kotak Mahindra Bank Ltd.	19,984	295,298
Larsen & Toubro Ltd., GDR	19,393	506,351
LIC Housing Finance Ltd.	17,455	200,265
Lupin Ltd.	15,969	261,817
Mahindra & Mahindra Ltd., GDR	14,916	319,202
Marico Ltd.	33,828	164,397
Maruti Suzuki India Ltd.	5,794	646,486
Nestle India Ltd.	2,600	270,931
NHPC Ltd.	226,173	109,665
NTPC Ltd.	209,372	514,560
Oil & Natural Gas Corp. Ltd.	105,459	256,494
Oil India Ltd.	17,443	70,003
Power Grid Corp. of India Ltd.	242,708	790,303
Rajesh Exports Ltd.	8,600	91,710
Reliance Communications Ltd.*	281,047	93,437
Reliance Industries Ltd.*	20,349	434,148
Reliance Industries Ltd., GDR, 144A*	25,091	1,063,858
Reliance Infrastructure Ltd.	30,200	232,255
Reliance Power Ltd.*	163,449	107,496
Siemens Ltd.	10,900	225,065
State Bank of India	21,736	91,899
State Bank of India, GDR	4,133	175,653
Steel Authority of India Ltd.*	29,090	26,236
Sun Pharmaceutical Industries Ltd.	75,774	650,968
Tata Communications Ltd.	10,702	119,611
Tata Consultancy Services Ltd.	17,776	649,286
Tata Motors Ltd., ADR(a)	9,690	319,867
Tata Power Co. Ltd. (The)	193,885	241,435
Tata Steel Ltd.	15,416	130,040
Tech Mahindra Ltd.	21,808	128,798

COMMON STOCKS (continued)	Shares	Value
India (continued)
Titan Co. Ltd.*	19,075	$154,686
UltraTech Cement Ltd.	6,137	375,698
United Spirits Ltd.*	6,426	238,422
UPL Ltd.	26,252	341,237
Vedanta Ltd.	80,962	311,253
Wipro Ltd.	57,128	228,262
WNS Holdings Ltd., ADR*	4,200	144,312
Zee Entertainment Enterprises Ltd.	35,088	266,321

		26,489,201

Indonesia — 2.8%
Adaro Energy Tbk PT	5,119,500	605,687
AKR Corporindo Tbk PT	523,500	255,906
Astra Agro Lestari Tbk PT	44,000	48,543
Astra International Tbk PT	1,740,900	1,166,398
Bank Central Asia Tbk PT	465,300	634,585
Bank CIMB Niaga Tbk PT*	22,004	1,933
Bank Danamon Indonesia Tbk PT	301,900	115,613
Bank Mandiri Persero Tbk PT	444,300	425,871
Bank Negara Indonesia Persero Tbk PT	227,400	111,812
Bank Rakyat Indonesia Persero Tbk PT	447,200	510,270
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	136,394
Energi Mega Persada Tbk PT*	23,809,500	89,264
Gudang Garam Tbk PT	54,900	322,817
Hanson International Tbk PT*	10,479,000	103,078
Indo Tambangraya Megah Tbk PT	145,000	188,297
Indocement Tunggal Prakarsa Tbk PT	331,500	458,123
Indofood CBP Sukses Makmur Tbk PT	361,600	238,953
Indofood Sukses Makmur Tbk PT	560,700	362,032
Indosat Tbk PT	180,700	88,056
Jasa Marga Persero Tbk PT	731,000	293,497
Kalbe Farma Tbk PT	8,458,000	1,029,627
Lippo Karawaci Tbk PT	1,854,500	91,813
Matahari Department Store Tbk PT	239,000	254,170
Mitra Keluarga Karyasehat Tbk PT	1,121,000	168,221
Pembangunan Perumahan Persero Tbk PT .	478,792	112,268
Perusahaan Gas Negara Persero Tbk PT	3,754,500	633,243
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	64,521
Semen Indonesia Persero Tbk PT	739,800	554,823
Sigmagold Inti Perkasa Tbk PT*	3,222,800	12,132
Siloam International Hospitals Tbk PT*	135,800	115,156
Surya Citra Media Tbk PT	503,100	97,773
Tambang Batubara Bukit Asam Persero Tbk PT	318,200	285,510
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,527,109
Tower Bersama Infrastructure Tbk PT	271,100	137,577
Unilever Indonesia Tbk PT	115,800	423,681
United Tractors Tbk PT	364,300	749,805
Vale Indonesia Tbk PT*	1,106,500	154,000
Waskita Karya Persero Tbk PT	1,540,000	267,606
XL Axiata Tbk PT*	249,800	63,895

		12,900,059

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	12,962	478,365
Arab Bank PLC	140,688	1,170,153
Arab Potash (The)(g)	10,922	287,517

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Jordan (continued)
Bank of Jordan	49,053	$190,448
Cairo Amman Bank	58,603	130,691
Capital Bank of Jordan	113,533	145,530
Jordan Ahli Bank	72,045	118,939
Jordan Islamic Bank	20,635	107,096
Jordan Petroleum Refinery Co.	66,156	298,279
Jordan Telecommunications Co. PSC	15,279	45,564
Jordanian Electric Power Co.	60,482	175,676

		3,148,258

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR*	88,679	821,168
Kazkommertsbank JSC, GDR*(g)	93,916	61,045
KazMunaiGas Exploration Production JSC, GDR	59,844	564,329
KCell JSC, GDR	130,133	481,492
Nostrum Oil & Gas PLC*	55,050	346,770

		2,274,804

Kenya — 0.8%
ARM Cement Ltd.*	264,000	52,384
Bamburi Cement Co. Ltd.	87,300	156,569
Barclays Bank of Kenya Ltd.	857,300	82,269
British American Tobacco Kenya Ltd.	24,700	201,566
Co-operative Bank of Kenya Ltd. (The)	1,083,727	177,122
Diamond Trust Bank Kenya Ltd.	63,910	98,615
East African Breweries Ltd.	227,100	566,998
Equity Group Holdings Ltd.	1,413,000	513,435
KCB Group Ltd.	1,310,640	477,350
KenolKobil Ltd. Group	760,000	102,647
Kenya Power & Lighting Ltd.	1,059,105	81,165
Nation Media Group Ltd.	122,100	127,101
Safaricom Ltd.	4,524,700	993,014
Standard Chartered Bank Kenya Ltd.	44,331	88,879

		3,719,114

Kuwait — 1.4%
Agility Public Warehousing Co. KSC*	235,033	635,138
Al Ahli Bank of Kuwait KSCP	112,009	121,779
Al Mazaya Holding Co. KSCP	299,818	109,826
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	173,750
Boubyan Bank KSCP	135,523	180,606
Boubyan Petrochemicals Co. KSCP	191,000	359,574
Burgan Bank SAK	70,374	75,116
Commercial Bank of Kuwait KPSC	72,598	74,684
Gulf Bank KSCP	216,627	176,270
Gulf Cable & Electrical Industries Co. KSCP	36,100	49,376
Human Soft Holding Co. KSC	22,003	305,751
Jazeera Airways Co. KSC	44,681	69,832
Kuwait Cement Co. KSC	91,882	138,859
Kuwait Finance House KSCP	339,207	539,573
Kuwait International Bank KSCP	108,105	86,834
Kuwait Portland Cement Co. KSC	23,371	72,095
Kuwait Projects Co. Holding KSCP	64,055	70,848
Kuwait Real Estate Co.*	781,914	142,324
Mabanee Co. SAK	208,938	535,631
Mezzan Holding Co. KSCC	66,639	208,367

COMMON STOCKS (continued)	Shares	Value
Kuwait (continued)
Mobile Telecommunications Co. KSC	609,335	$843,629
National Bank of Kuwait SAKP	343,491	764,160
National Gulf Holding^	71,835	—
National Industries Group Holding SAK*	269,467	100,602
National Real Estate Co. KPSC*	380,852	136,752
Qurain Petrochemical Industries Co. KSC	304,500	342,083
Sultan Center Food Products Co. KSC*^(g)	226,000	39,845
VIVA Kuwait Telecom Co.	51,793	139,236

		6,492,540

Latvia — 0.2%
Grindeks A/S*(g)	52,160	452,631
Latvijas Kugnieciba*	332,621	272,065

		724,696

Lebanon — 0.0%
Solidere, GDR(g)	27,034	209,243

Lithuania — 0.3%
Apranga PVA(g)	78,286	227,976
Klaipedos Nafta AB(g)	513,391	269,338
Pieno Zvaigzdes*(g)	111,220	180,401
Rokiskio Suris*(g)	145,010	395,966
Siauliu Bankas AB	813,485	456,690

		1,530,371

Malaysia — 2.8%
AirAsia Bhd	151,000	114,316
Alliance Financial Group Bhd	57,400	51,459
AMMB Holdings Bhd	77,300	87,883
Astro Malaysia Holdings Bhd	242,100	142,692
Axiata Group Bhd	305,925	344,223
Berjaya Corp. Bhd*	831,931	65,891
Berjaya Sports Toto Bhd	143,387	84,509
Boustead Holdings Bhd	106,904	65,490
British American Tobacco Malaysia Bhd	13,000	131,541
Bumi Armada Bhd	1,242,550	219,902
CIMB Group Holdings Bhd	140,500	215,354
Dialog Axiata PLC	1,841,634	144,170
Dialog Group Bhd	186,120	83,235
DiGi.Com Bhd	295,100	343,718
Felda Global Ventures Holdings Bhd	303,600	121,028
Gamuda Bhd	143,200	183,467
Genting Bhd	206,400	452,446
Genting Malaysia Bhd	297,700	381,384
Genting Plantations Bhd	38,100	97,991
Globetronics Technology Bhd	157,000	222,643
Hartalega Holdings Bhd	181,900	312,840
Hong Leong Bank Bhd	20,000	72,966
Hong Leong Financial Group Bhd	23,500	91,927
IHH Healthcare Bhd	445,900	597,489
IJM Corp. Bhd	186,080	149,986
Inari Amertron Bhd	413,000	202,986
IOI Corp. Bhd	293,046	303,715
IOI Properties Group Bhd	253,772	130,044
KNM Group Bhd*	1,468,200	88,894
Kossan Rubber Industries	87,500	129,842
Kuala Lumpur Kepong Bhd	47,400	274,660
Lafarge Malaysia Bhd	110,500	142,795
Magnum Bhd	177,450	71,515

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	145,650	$326,708
Malaysia Airports Holdings Bhd	32,100	64,024
Maxis Bhd	186,200	240,742
MISC Bhd	68,900	119,837
MMC Corp. Bhd	92,800	53,648
My EG Services Bhd	693,250	353,610
Petronas Chemicals Group Bhd	339,900	562,135
Petronas Dagangan Bhd	82,700	464,280
Petronas Gas Bhd	53,600	231,432
PPB Group Bhd	46,700	186,616
Press Metal Bhd(g)	810,040	507,040
Public Bank Bhd	77,837	368,408
QL Resources Bhd	83,500	96,058
RHB Bank Bhd	79,687	93,915
SapuraKencana Petroleum Bhd	1,041,605	385,605
Sime Darby Bhd	152,000	336,379
Telekom Malaysia Bhd	187,500	290,465
Tenaga Nasional Bhd	227,800	750,502
Top Glove Corp. Bhd	174,700	233,971
UMW Holdings Bhd*	54,200	75,371
Unisem M Bhd	292,900	244,155
VS Industry Bhd	367,500	177,115
WCT Holdings Bhd*	212,195	101,828
YTL Corp. Bhd	437,841	148,923
YTL Power International Bhd	325,300	109,901

		12,645,669

Mauritius — 0.8%
Alteo Ltd.	131,407	130,522
CIEL Ltd.	727,049	162,457
ENL Land Ltd.(g)	231,429	316,388
Lux Island Resorts Ltd.(g)	223,300	377,054
MCB Group Ltd.	174,992	1,380,187
Omnicane Ltd.(g)	75,913	140,788
Phoenix Beverages Ltd.(g)	22,533	297,396
Rogers & Co. Ltd.(g)	377,735	317,376
SBM Holdings Ltd.	1,766,387	370,690

		3,492,858

Mexico — 5.9%
Alfa SAB de CV (Class A Stock)	640,000	908,052
Alsea SAB de CV	101,500	384,776
America Movil SAB de CV (Class L Stock), ADR(a)	341,000	5,428,720
Arca Continental SAB de CV	55,399	416,757
Bolsa Mexicana de Valores SAB de CV	318,800	560,002
Cemex SAB de CV, ADR*(a)	141,489	1,332,825
Cemex SAB de CV, UTS*	184,713	173,836
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	396,860
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	337,651
Empresas ICA SAB de CV*(a)	265,500	22,529
Fibra Uno Administracion SA de CV, REIT	154,400	292,147
Fomento Economico Mexicano SAB de CV, ADR	14,140	1,390,528
Fomento Economico Mexicano SAB de CV, UTS	41,200	405,740

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	$451,525
Gentera SAB de CV	323,300	485,251
Gruma SAB de CV (Class B Stock)	4,460	58,188
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	1,059,259
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	231,296
Grupo Bimbo SAB de CV (Class A Stock)	112,700	284,036
Grupo Carso SAB de CV (Class A1 Stock)	184,100	777,838
Grupo Elektra SAB de CV	5,714	238,648
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,916,126
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	709,202
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	71,800	138,942
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,290,973
Grupo Televisa SAB, ADR(a)	61,900	1,508,503
Grupo Televisa SAB, UTS	154,900	755,776
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	707,156
Industrias CH SAB de CV (Class B Stock)*	52,900	262,332
Industrias Penoles SAB de CV	28,600	646,877
Infraestructura Energetica Nova SAB de CV(g)	91,100	485,549
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	246,137
Mexichem SAB de CV	221,173	592,396
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	107,254
Nemak SAB de CV, 144A	421,000	404,791
Promotora y Operadora de Infraestructura SAB de CV	14,355	171,481
Telesites SAB de CV*	414,054	304,345
TV Azteca SAB de CV, UTS	444,600	75,207
Wal-Mart de Mexico SAB de CV	387,700	898,928

		26,858,439

Monaco — 0.1%
Costamare, Inc.	18,300	133,773
GasLog Ltd.(a)	14,400	219,599
Navios Maritime Holdings, Inc.*(a)	46,400	63,568

		416,940

Morocco — 0.7%
Attijariwafa Bank	10,440	476,482
Banque Centrale Populaire	12,362	372,279
BMCE Bank	8,837	199,736
Ciments du Maroc	585	87,868
Cosumar	8,980	390,989
Douja Promotion Groupe Addoha SA	71,665	362,090
LafargeHolcim Maroc SA	2,303	498,494
Lesieur Cristal	11,785	181,992
Maroc Telecom	38,108	554,398
Societe d’Exploitation des Ports	12,593	186,451

		3,310,779

Netherlands — 0.1%
VEON Ltd., ADR(a)	79,920	312,487

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Nigeria — 0.5%
Access Bank PLC	3,416,876	$86,843
Afriland Properties PLC, REIT*^	348,765	—
Dangote Cement PLC	495,581	276,933
FBN Holdings PLC	5,173,790	89,873
Forte Oil PLC*	281,382	38,457
Guaranty Trust Bank PLC	5,463,189	519,630
Guinness Nigeria PLC	171,887	33,621
Lafarge Africa PLC	627,424	85,436
Nestle Nigeria PLC	45,536	112,013
Nigerian Breweries PLC	672,194	295,018
Oando PLC*	2,757,553	54,780
SEPLAT Petroleum Development Co. PLC, 144A*	118,289	159,109
UAC of Nigeria PLC	1,531,454	75,004
United Bank for Africa PLC	6,414,792	153,640
Zenith Bank PLC	4,352,132	248,461

		2,228,818

Oman — 0.7%
Al Anwar Ceramic Tiles Co. SAOG	80,050	26,921
Al Batinah Power Co. SAOG	264,819	96,153
Al Suwadi Power	268,549	125,417
Bank Dhofar SAOG	412,096	235,332
Bank Muscat SAOG	484,315	471,005
Bank Nizwa SAOG*	427,236	104,142
Bank Sohar SAOG	427,756	161,248
HSBC Bank Oman SAOG	273,053	86,686
National Bank of Oman SAOG	341,383	187,263
Oman Cables Industry	18,048	74,441
Oman Cement Co. SAOG	116,465	134,485
Oman Flour Mills Co. SAOG	64,478	149,091
Oman Telecommunications Co. SAOG	145,124	427,689
Ominvest	86,818	115,973
Ooredoo	139,155	162,604
Phoenix Power Co. SAOC	248,653	76,089
Raysut Cement Co. SAOG	70,748	181,793
Renaissance Services SAOG*	227,760	125,519
Sembcorp Salalah Power & Water Co.	223,560	122,909

		3,064,760

Pakistan — 1.3%
Bank Alfalah Ltd.*	184,000	70,526
D.G. Khan Cement Co. Ltd.	71,300	144,890
Engro Corp. Ltd.	64,498	200,248
Engro Foods Ltd.	81,400	94,250
Fauji Cement Co. Ltd.	242,500	94,813
Fauji Fertilizer Bin Qasim Ltd.	190,000	77,530
Fauji Fertilizer Co. Ltd.	149,387	117,677
Ferozsons Laboratories Ltd.	9,100	33,548
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.*	10,500	20,983
GlaxoSmithKline Pakistan Ltd.	78,300	147,025
Habib Bank Ltd.	161,800	415,323
Honda Atlas Cars Pakistan Ltd.	12,400	102,614
Hub Power Co. Ltd. (The)	372,355	416,812
Indus Motor Co. Ltd.	7,240	123,707
K-Electric Ltd.*	1,377,500	90,659
Kot Addu Power Co. Ltd.	250,500	172,073
Lucky Cement Ltd.	42,600	339,605

COMMON STOCKS (continued)	Shares	Value
Pakistan (continued)
Maple Leaf Cement Factory Ltd.	87,000	$92,317
Mari Petroleum Co. Ltd.	4,500	67,604
MCB Bank Ltd.	200,947	403,089
Millat Tractors Ltd.	17,620	230,317
National Bank of Pakistan	193,104	108,662
Nishat Mills Ltd.	212,575	321,655
Oil & Gas Development Co. Ltd.	173,900	233,372
Packages Ltd.	14,500	96,074
Pak Elektron Ltd.	114,500	120,495
PAK Suzuki Motor Co. Ltd.	35,400	263,234
Pakistan Oilfields Ltd.	30,400	132,764
Pakistan Petroleum Ltd.	133,789	189,000
Pakistan State Oil Co. Ltd.	68,107	251,638
Pakistan Telecommunication Co. Ltd.	389,800	58,012
Searle Co. Ltd. (The)	46,587	227,464
SUI Northern Gas Pipeline Ltd.*	111,500	158,237
SUI Southern Gas Co. Ltd.*	216,000	75,055
TRG Pakistan*	286,500	109,431
United Bank Ltd.	112,200	251,961

		6,052,664

Panama — 0.3%
Copa Holdings SA (Class A Stock)(a)	10,806	1,264,302

Peru — 1.5%
Alicorp SAA	341,834	857,086
Cia de Minas Buenaventura SAA, ADR	45,600	524,400
Cia Minera Milpo SAA*	178,924	186,833
Credicorp Ltd.	13,850	2,484,552
Enel Generacion Peru SAA	234,881	166,403
Ferreycorp SAA	525,810	293,151
Grana y Montero SAA*	245,062	163,048
Intercorp Financial Services, Inc.	9,549	324,665
Southern Copper Corp.(a)	43,107	1,492,795
Volcan Cia Minera SAA (Class B Stock)	608,590	155,592

		6,648,525

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	208,370	314,108
Aboitiz Power Corp.	476,000	366,968
Alliance Global Group, Inc.	435,100	123,259
Ayala Corp.	27,310	460,329
Ayala Land, Inc.	689,500	543,209
Bank of the Philippine Islands	165,380	340,922
BDO Unibank, Inc.	232,179	570,773
Bloomberry Resorts Corp.*	1,471,800	269,527
Cemex Holdings Philippines, Inc., 144A*	1,101,000	154,885
Cosco Capital, Inc.	826,300	129,287
D&L Industries, Inc.*	935,800	222,889
DMCI Holdings, Inc.	456,000	127,433
Emperador, Inc.	748,300	111,782
Energy Development Corp.	2,153,400	258,017
Filinvest Land, Inc.	2,488,000	82,287
First Gen Corp.	502,000	187,976
Globe Telecom, Inc.	10,395	421,963
GT Capital Holdings, Inc.	6,940	166,206
International Container Terminal Services, Inc.	92,600	179,368
JG Summit Holdings, Inc.	323,620	519,360
Jollibee Foods Corp.	153,200	618,998

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Philippines (continued)
Lopez Holdings Corp.	589,100	$84,253
LT Group, Inc.	259,000	75,421
Manila Electric Co.	72,840	376,408
Manila Water Co., Inc.	208,500	128,296
Megaworld Corp.	2,214,000	188,492
Melco Resorts And Entertainment Philippines Corp.*	1,466,000	254,002
Metro Pacific Investments Corp.	1,182,600	149,691
Metropolitan Bank & Trust Co.	119,008	206,189
Petron Corp.	561,500	107,673
Philex Mining Corp.	1,064,100	189,785
PLDT, Inc.	25,855	920,083
Puregold Price Club, Inc.	258,600	228,342
Robinsons Land Corp.	155,300	74,511
Robinsons Retail Holdings, Inc.	180,480	310,861
San Miguel Corp.	42,300	87,173
Security Bank Corp.	32,050	137,819
Semirara Mining & Power Corp.	136,200	432,989
SM Investments Corp.	48,778	775,512
SM Prime Holdings, Inc.	1,170,550	764,819
Travellers International Hotel Group, Inc.	1,259,000	86,268
Universal Robina Corp.	239,400	773,319

		12,521,452

Poland — 3.1%
Alior Bank SA*	16,767	279,316
AmRest Holdings SE*	4,267	408,757
Asseco Poland SA	28,214	371,329
Bank Handlowy w Warszawie SA	6,200	115,084
Bank Millennium SA*	79,551	159,924
Bank Pekao SA	16,859	567,647
Bank Zachodni WBK SA	3,981	367,560
Boryszew SA*	58,224	178,788
Budimex SA	5,800	372,498
CCC SA	9,072	550,458
CD Projekt SA	31,056	720,938
Ciech SA	8,108	133,636
Cyfrowy Polsat SA*	53,621	357,192
Enea SA*	89,414	322,198
Energa SA	89,698	253,470
Eurocash SA	37,807	316,274
Getin Noble Bank SA*	151,309	57,553
Grupa Azoty SA	7,579	129,566
Grupa Lotos SA*	17,944	247,063
ING Bank Slaski SA*	4,928	242,411
Jastrzebska Spolka Weglowa SA*	9,421	188,055
KGHM Polska Miedz SA	22,879	682,440
KRUK SA	2,636	219,039
LPP SA	266	513,408
mBank SA*	1,654	206,204
Netia SA	144,420	160,821
Orange Polska SA*	295,200	408,768
PGE Polska Grupa Energetyczna SA	295,649	965,961
PKP Cargo SA*	12,263	200,375
Polski Koncern Naftowy ORLEN SA	46,426	1,402,337
Polskie Gornictwo Naftowe i Gazownictwo SA	269,491	459,772
Powszechna Kasa Oszczednosci Bank Polski SA*	110,859	1,030,681

COMMON STOCKS (continued)	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	73,253	$881,354
Synthos SA	91,019	119,097
Tauron Polska Energia SA*	408,509	394,677

		13,984,651

Qatar — 1.4%
Aamal Co.	37,602	116,512
Al Meera Consumer Goods Co. QSC	1,497	55,705
Barwa Real Estate Co.	35,631	314,198
Commercial Bank QSC (The)*	29,720	247,085
Doha Bank QSC	25,207	209,613
Gulf International Services QSC	15,142	85,562
Industries Qatar QSC	27,109	705,473
Masraf Al Rayan QSC	48,032	517,204
Medicare Group	2,928	65,480
Ooredoo QSC	28,364	711,295
Qatar Electricity & Water Co. QSC	10,666	553,143
Qatar Gas Transport Co. Ltd.	96,880	448,365
Qatar Insurance Co. SAQ	17,055	313,455
Qatar International Islamic Bank QSC	4,352	65,601
Qatar Islamic Bank SAQ	7,131	180,827
Qatar National Bank QPSC	29,365	1,017,251
Qatar National Cement Co. QSC	4,462	80,107
Qatar Navigation QSC	8,680	164,613
Qatari Investors Group QSC	10,566	139,423
United Development Co. QSC	75,592	353,027
Vodafone Qatar QSC*	99,187	231,700

		6,575,639

Romania — 0.7%
Antibiotice SA(g)	575,841	78,237
Banca Transilvania SA*	1,133,082	762,290
BRD-Groupe Societe Generale SA	118,727	401,384
OMV Petrom SA	8,512,000	605,103
Societatea Energetica Electrica SA	191,085	627,679
Societatea Nationala de Gaze Naturale ROMGAZ SA	41,308	318,421
Transelectrica SA	34,326	235,137
Transgaz SA Medias	1,481	132,936

		3,161,187

Russia — 5.2%
Aeroflot PJSC*	215,600	714,203
Alrosa PJSC	378,900	556,288
Evraz PLC*	39,700	106,928
Federal Grid Co. Unified Energy System PJSC	72,141,400	209,912
Gazprom Neft PJSC, ADR	7,100	108,629
Gazprom PJSC, ADR	524,459	2,075,809
Inter RAO UES PJSC	8,196,048	532,760
Lenta Ltd., GDR*	44,238	257,023
LSR Group PJSC, GDR	58,500	166,725
Lukoil PJSC, ADR	37,992	1,850,210
M.Video PJSC*	36,990	246,164
Magnit PJSC	11,925	1,856,650
Mail.Ru Group Ltd., GDR*	31,600	832,659
MegaFon PJSC, GDR	31,826	292,193
MMC Norilsk Nickel PJSC, ADR	102,834	1,419,109
Mobile TeleSystems PJSC	298,303	1,186,749

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Russia (continued)
Moscow Exchange MICEX-RTS PJSC	154,900	$274,241
Mosenergo PJSC	4,030,000	152,801
Novatek PJSC	55,740	610,435
Novolipetsk Steel PJSC, GDR	13,000	251,679
PhosAgro PJSC, GDR	16,581	219,698
PIK Group PJSC*	81,700	411,290
Polymetal International PLC	31,735	355,888
QIWI PLC, ADR(a)	14,000	345,520
Rosneft Oil Co. PJSC, GDR	98,400	534,803
Rosseti PJSC	7,397,630	100,124
Rostelecom PJSC	266,673	322,897
RusHydro PJSC	27,727,964	374,606
Sberbank of Russia PJSC, ADR	240,832	2,492,611
Severstal PJSC, GDR	26,295	344,990
Sistema PJSC FC	1,013,950	208,554
Surgutneftegas OJSC, ADR	76,706	329,836
Tatneft PJSC, ADR	21,687	817,600
United Co. RUSAL PLC	255,000	125,138
VTB Bank PJSC	232,660,000	252,618
VTB Bank PJSC, GDR	128,400	270,025
X5 Retail Group NV, GDR*	29,000	1,004,849
Yandex NV (Class A Stock)*	57,500	1,508,799

		23,721,013

Singapore — 0.0%
Silverlake Axis Ltd.	423,500	179,883

Slovenia — 0.7%
Cinkarna Celje dd	1,480	283,444
Gorenje dd*	10,662	76,732
Krka dd Novo mesto	15,289	960,346
Luka Koper	9,841	342,153
Petrol dd Ljubljana*	1,298	555,750
Pozavarovalnica Sava dd(g)	14,225	245,313
Telekom Slovenije dd*(g)	4,151	402,917
Zavarovalnica Triglav dd	10,318	294,717

		3,161,372

South Africa — 5.6%
AECI Ltd.	13,700	111,299
African Rainbow Minerals Ltd.	17,200	110,716
Anglo American Platinum Ltd.*	6,154	140,978
AngloGold Ashanti Ltd., ADR	43,500	422,820
Aspen Pharmacare Holdings Ltd.	47,447	1,041,097
AVI Ltd.	45,600	331,166
Barclays Africa Group Ltd.	15,262	167,813
Barloworld Ltd.	68,800	571,710
Bid Corp. Ltd.	44,379	1,013,764
Bidvest Group Ltd. (The)	65,979	794,545
Brait SE*	14,142	65,389
Clicks Group Ltd.	37,800	403,992
DataTec Ltd.	112,800	519,267
Discovery Ltd.	14,745	144,194
EOH Holdings Ltd.	26,200	251,852
Exxaro Resources Ltd.	24,500	174,065
FirstRand Ltd.	127,860	461,105
Foschini Group Ltd. (The)	11,100	116,484
Gold Fields Ltd.	74,934	257,695
Grindrod Ltd.*	207,800	175,655
Growthpoint Properties Ltd., REIT	430,848	805,993

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Harmony Gold Mining Co. Ltd.	69,708	$115,193
Hyprop Investments Ltd.	41,347	368,935
Impala Platinum Holdings Ltd.*	95,938	270,457
Investec Ltd.	15,300	112,769
Liberty Holdings Ltd.	12,500	107,502
Life Healthcare Group Holdings Ltd.	179,844	352,303
Massmart Holdings Ltd.	23,546	190,120
Mediclinic International PLC	58,567	566,489
MMI Holdings Ltd.	59,241	91,643
Mondi Ltd.	14,642	379,206
Mr. Price Group Ltd.	7,400	88,221
MTN Group Ltd.	218,551	1,905,207
Murray & Roberts Holdings Ltd.	248,925	248,750
Nampak Ltd.*	75,700	109,873
Naspers Ltd. (Class N Stock)	12,238	2,410,064
Nedbank Group Ltd.	9,385	149,854
Netcare Ltd.	277,420	545,551
Northam Platinum Ltd.*	50,800	157,018
Pick’n Pay Stores Ltd.	54,634	246,271
Pioneer Foods Group Ltd.	22,700	235,085
PPC Ltd.*	194,666	78,758
Rand Merchant Investment Holdings Ltd.	41,103	122,510
Redefine Properties Ltd., REIT	916,618	737,158
Remgro Ltd.	19,839	323,623
Resilient REIT Ltd., REIT	47,118	438,781
Reunert Ltd.	52,952	296,759
RMB Holdings Ltd.	24,619	110,602
Sanlam Ltd.	57,800	286,276
Sappi Ltd.	48,920	325,552
Sasol Ltd.	44,220	1,240,706
Shoprite Holdings Ltd.	56,366	859,492
Sibanye Gold Ltd.	70,871	81,433
SPAR Group Ltd. (The)	25,400	299,306
Standard Bank Group Ltd.	46,358	510,525
Steinhoff International Holdings NV	103,885	532,300
Telkom SA SOC Ltd.(a)	55,943	263,155
Tiger Brands Ltd.	27,991	786,982
Trencor Ltd.	42,028	118,348
Truworths International Ltd.	11,075	60,505
Vodacom Group Ltd.	69,147	868,873
Wilson Bayly Holmes-Ovcon Ltd.	18,343	196,128
Woolworths Holdings Ltd.	23,760	112,069

		25,381,951

South Korea — 6.2%
Amorepacific Corp.	1,619	429,985
AMOREPACIFIC Group	1,583	179,886
BGF retail Co. Ltd.	1,940	171,395
BNK Financial Group, Inc.	9,467	90,521
Celltrion, Inc.*(a)	6,890	692,905
Chong Kun Dang Pharmaceutical Corp.	1,263	134,649
CJ CheilJedang Corp.	800	252,656
CJ Corp.	790	130,842
Coway Co. Ltd.	2,686	244,109
Dongbu Insurance Co. Ltd.	1,230	73,096
Doosan Heavy Industries & Construction Co. Ltd.	4,590	84,084
E-MART, Inc.	1,337	273,930
Green Cross Corp.	683	104,197

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Green Cross Holdings Corp.	4,475	$124,345
GS Engineering & Construction Corp.*	4,058	108,066
GS Holdings Corp.	8,140	485,169
Hana Financial Group, Inc.	10,821	427,348
Hankook Tire Co. Ltd.	2,943	163,591
Hanmi Pharm Co. Ltd.*	863	281,256
Hanmi Science Co. Ltd.*	4,061	299,269
Hanssem Co. Ltd.	673	108,230
Hanwha Chemical Corp.	8,968	236,654
Hanwha Corp.	3,690	152,918
Hanwha Techwin Co. Ltd.*	3,179	123,602
Hotel Shilla Co. Ltd.	1,650	82,307
Hugel, Inc.*	334	163,308
Hyosung Corp.	1,390	203,550
Hyundai Construction Equipment Co. Ltd.*	76	22,743
Hyundai Department Store Co. Ltd.	730	70,510
Hyundai Electric & Energy System Co. Ltd.*	78	21,318
Hyundai Engineering & Construction Co. Ltd.	3,134	126,257
Hyundai Glovis Co. Ltd.	960	131,735
Hyundai Heavy Industries Co. Ltd.*	1,195	184,759
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	90,149
Hyundai Mobis Co. Ltd.	2,400	524,668
Hyundai Motor Co.	6,082	847,984
Hyundai Robotics Co. Ltd.*	254	85,842
Hyundai Steel Co.	5,895	320,197
Hyundai Wia Corp.	961	58,613
Industrial Bank of Korea	11,766	146,435
iNtRON Biotechnology, Inc.*	3,532	118,090
Kangwon Land, Inc.	3,858	117,563
KB Financial Group, Inc.	14,262	720,092
KCC Corp.	274	104,601
Kia Motors Corp.	10,110	337,630
Komipharm International Co. Ltd.*	6,455	203,677
Korea Aerospace Industries Ltd.	2,153	107,210
Korea Electric Power Corp.	31,594	1,126,632
Korea Gas Corp.*	6,300	293,009
Korea Investment Holdings Co. Ltd.	1,595	97,738
Korea Real Estate Investment & Trust Co. Ltd.	25,746	73,807
Korea Zinc Co. Ltd.	502	200,040
Korean Air Lines Co. Ltd.*	4,147	140,258
KT Corp.	13,418	382,582
KT&G Corp.	6,722	687,605
LG Chem Ltd.	2,488	633,130
LG Corp.	4,536	306,670
LG Display Co. Ltd.	3,794	122,706
LG Electronics, Inc.	5,110	358,494
LG Household & Health Care Ltd.	500	434,452
LG Uplus Corp.	32,527	443,594
Lotte Chemical Corp.	832	250,413
LOTTE Fine Chemical Co. Ltd.	1,838	63,240
Lotte Shopping Co. Ltd.	962	255,289
LS Corp.	2,520	160,648
Medy-Tox, Inc.	579	283,536
NAVER Corp.	337	247,031
NCSoft Corp.	385	127,702
NH Investment & Securities Co. Ltd.	9,763	126,674
OCI Co. Ltd.	2,150	168,498

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Orion Corp.^(g)	250	$174,408
Ottogi Corp.	254	175,454
POSCO	2,999	751,226
Posco Daewoo Corp.	6,180	120,493
Samsung Biologics Co. Ltd., 144A*	1,602	408,653
Samsung C&T Corp.	4,030	521,435
Samsung Card Co. Ltd.	2,600	88,835
Samsung Electro-Mechanics Co. Ltd.	1,720	153,542
Samsung Electronics Co. Ltd.	1,153	2,401,494
Samsung Engineering Co. Ltd.*	10,660	110,909
Samsung Fire & Marine Insurance Co. Ltd.	1,142	281,103
Samsung Heavy Industries Co. Ltd.*	8,890	96,844
Samsung Life Insurance Co. Ltd.	2,315	236,668
Samsung SDI Co. Ltd.	1,147	172,192
Samsung SDS Co. Ltd.	530	85,486
Samsung Securities Co. Ltd.	3,344	120,644
Shinhan Financial Group Co. Ltd.	13,298	573,745
Shinsegae, Inc.	401	80,436
SK Chemicals Co. Ltd.	1,760	113,241
SK Holdings Co. Ltd.	1,435	348,805
SK Hynix, Inc.	6,588	387,900
SK Innovation Co. Ltd.	8,585	1,188,992
SK Telecom Co. Ltd.	5,493	1,277,284
S-Oil Corp.	5,061	419,316
ViroMed Co. Ltd.*	1,825	163,966
Woori Bank	16,280	262,253
Yuhan Corp.	951	204,516

		28,065,529

Sri Lanka — 0.7%
Access Engineering PLC	433,567	72,621
Aitken Spence PLC(g)	130,112	57,653
Ceylon Tobacco Co. PLC(g)	44,954	289,930
Chevron Lubricants Lanka PLC	161,664	175,996
Commercial Bank of Ceylon PLC	364,966	331,004
DFCC Bank PLC	136,728	114,991
Hatton National Bank PLC	181,948	285,857
Hemas Holdings PLC	148,235	148,057
John Keells Holdings PLC	655,806	764,836
Lanka IOC PLC(g)	359,478	70,314
Melstacorp PLC	569,792	253,522
National Development Bank PLC	80,554	75,594
Nestle Lanka PLC(g)	16,404	216,885
People’s Leasing & Finance PLC	641,689	75,266
Sampath Bank PLC	95,776	178,802
Teejay Lanka PLC	468,591	128,389

		3,239,717

Taiwan — 5.6%
Advanced Semiconductor Engineering, Inc.	117,629	150,771
Advantech Co. Ltd.	17,599	124,590
Airtac International Group	28,000	330,933
Asia Cement Corp.	234,829	201,362
Asustek Computer, Inc.	15,037	142,021
AU Optronics Corp.	318,441	145,349
Bizlink Holding, Inc.	33,572	237,277
Catcher Technology Co. Ltd.	26,780	319,176
Cathay Financial Holding Co. Ltd.	367,543	604,986
Chang Hwa Commercial Bank Ltd.	308,011	176,618

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Cheng Shin Rubber Industry Co. Ltd.	191,424	$407,101
Chicony Electronics Co. Ltd.	47,100	119,313
China Airlines Ltd.	396,590	120,305
China Development Financial Holding Corp.	656,005	190,440
China Life Insurance Co. Ltd.	139,156	138,722
China Steel Corp.	817,084	664,423
China Synthetic Rubber Corp.	112,270	119,610
Chunghwa Telecom Co. Ltd.	352,268	1,249,670
Compal Electronics, Inc.	173,822	117,106
CTBC Financial Holding Co. Ltd.	632,587	414,639
CTCI Corp.	61,000	103,849
Delta Electronics, Inc.	33,800	184,898
E.Sun Financial Holding Co. Ltd.	298,228	183,273
Eclat Textile Co. Ltd.	25,000	304,166
Eva Airways Corp.	338,529	167,461
Far Eastern Department Stores Ltd.	349,405	180,880
Far Eastern New Century Corp.	500,537	406,925
Far EasTone Telecommunications Co. Ltd.	133,000	338,749
Feng TAY Enterprise Co. Ltd.	57,120	252,421
First Financial Holding Co. Ltd.	500,982	334,991
Formosa Chemicals & Fibre Corp.	225,064	706,069
Formosa Petrochemical Corp.	149,670	516,190
Formosa Plastics Corp.	284,142	865,658
Foxconn Technology Co. Ltd.	65,185	196,604
Fubon Financial Holding Co. Ltd.	328,002	521,954
Giant Manufacturing Co. Ltd.	36,661	209,546
Ginko International Co. Ltd.	16,000	122,363
Great Wall Enterprise Co. Ltd.	105,390	111,921
Hiwin Technologies Corp.	40,800	275,209
Hon Hai Precision Industry Co. Ltd.	201,470	774,449
Hota Industrial Manufacturing Co. Ltd.	28,723	141,667
Hotai Motor Co. Ltd.	39,000	487,982
Hua Nan Financial Holdings Co. Ltd.	264,375	153,368
Innolux Corp.	262,200	136,899
Inventec Corp.	156,000	127,056
Kenda Rubber Industrial Co. Ltd.	126,162	200,297
Kerry TJ Logistics Co. Ltd.	140,000	174,122
King Slide Works Co. Ltd.	13,000	182,472
Largan Precision Co. Ltd.	2,000	318,429
Lite-On Technology Corp.	36,941	60,636
MediaTek, Inc.	28,460	243,479
Mega Financial Holding Co. Ltd.	478,684	397,933
Microbio Co. Ltd.*	86,319	67,800
Nan Kang Rubber Tire Co. Ltd.	158,776	149,474
Nan Ya Plastics Corp.	311,893	773,597
Novatek Microelectronics Corp.	29,246	118,095
OBI Pharma, Inc.*	19,000	150,741
Pegatron Corp.	32,133	100,519
PharmaEngine, Inc.	27,598	180,899
Pou Chen Corp.	271,547	375,509
President Chain Store Corp.	62,648	562,908
Quanta Computer, Inc.	58,319	137,955
Ruentex Development Co. Ltd.*	77,499	87,348
Ruentex Industries Ltd.	97,461	145,385
Shin Kong Financial Holding Co. Ltd.*	340,052	90,451
Siliconware Precision Industries Co. Ltd.*	93,350	150,802
Simplo Technology Co. Ltd.	29,766	101,300
SinoPac Financial Holdings Co. Ltd.	570,457	174,340
Solar Applied Materials Technology Co.*	113,773	46,907

COMMON STOCKS (Continued)	Shares	Value
Taiwan (continued)
St. Shine Optical Co. Ltd.	10,000	$209,218
Standard Foods Corp.	89,715	240,926
Synnex Technology International Corp.	83,883	93,972
Tainan Spinning Co. Ltd.	279,052	119,677
Taishin Financial Holding Co. Ltd.	330,287	150,309
Taiwan Cement Corp.	294,562	340,629
Taiwan Cooperative Financial Holding Co. Ltd.	482,859	256,317
Taiwan Fertilizer Co. Ltd.	79,000	105,010
Taiwan Glass Industry Corp.*	334,319	162,033
Taiwan Mobile Co. Ltd.	161,200	606,785
Taiwan Semiconductor Manufacturing Co. Ltd.	222,814	1,522,313
Teco Electric and Machinery Co. Ltd.	270,000	259,410
Transcend Information, Inc.	37,719	126,376
Tripod Technology Corp.	49,278	156,963
TSRC Corp.	118,629	136,526
TTY Biopharm Co. Ltd.	36,713	121,978
Tung Ho Steel Enterprise Corp.	127,381	101,310
Tung Thih Electronic Co. Ltd.	15,000	93,217
Uni-President Enterprises Corp.	461,728	925,457
United Microelectronics Corp.	316,280	153,504
Walsin Lihwa Corp.	707,000	311,642
Wistron Corp.	106,649	108,410
WPG Holdings Ltd.	123,613	164,904
Yang Ming Marine Transport Corp.*	263,691	108,716
Yuanta Financial Holding Co. Ltd.	584,090	257,342
Yulon Motor Co. Ltd.	118,053	105,927

		25,709,229

Thailand — 2.8%
Advanced Info Service PCL	152,100	794,753
Airports of Thailand PCL	370,000	514,645
Bangkok Bank PCL	26,800	155,309
Bangkok Chain Hospital PCL	310,900	124,470
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	410,282
Bangkok Expressway & Metro PCL	899,615	197,296
Banpu PCL	132,500	64,748
BEC World PCL	175,600	108,555
BTS Group Holdings PCL	570,200	142,676
Bumrungrad Hospital PCL	76,300	385,206
Central Pattana PCL	100,600	205,351
Central Plaza Hotel PCL	109,000	121,931
Charoen Pokphand Foods PCL	220,800	161,196
CP ALL PCL	295,900	546,592
Delta Electronics Thailand PCL	214,200	547,008
Dynasty Ceramic PCL	1,191,700	142,429
Electricity Generating PCL	63,200	398,140
Glow Energy PCL	112,000	259,641
Hana Microelectronics PCL	321,400	475,430
Home Product Center PCL	678,082	191,471
Indorama Ventures PCL	204,988	229,307
IRPC PCL	885,200	139,412
Italian-Thai Development PCL	491,663	63,104
Kasikornbank PCL	49,100	288,139
KCE Electronics PCL	85,600	273,406
Krung Thai Bank PCL	224,475	124,231
Minor International PCL	354,900	420,509

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thailand (continued)
MK Restaurants Group PCL	85,300	$156,940
Polyplex Thailand PCL*	133,400	51,836
Precious Shipping PCL*	335,250	102,638
Pruksa Holding PCL	94,500	62,036
PTT Exploration & Production PCL	92,429	234,678
PTT Global Chemical PCL	187,158	377,844
PTT PCL	51,600	562,025
Ratchaburi Electricity Generating Holding PCL	114,800	175,732
Robinson PCL	87,700	150,278
Siam Cement PCL (The)	37,300	550,960
Siam Commercial Bank PCL (The)	65,900	301,662
Siam Global House PCL	260,715	111,285
Sino-Thai Engineering & Construction PCL	142,514	116,419
Superblock PCL*	4,845,000	198,250
Thai Beverage PCL	571,600	373,660
Thai Oil PCL	50,700	117,907
Thai Union Group PCL (Class F Stock)	235,280	146,141
Thanachart Capital PCL	130,700	176,986
TMB Bank PCL	2,379,000	161,074
Total Access Communication PCL, NVDR	125,600	193,921
True Corp. PCL*	1,379,617	251,799
TTW PCL	594,400	185,477
Vibhavadi Medical Center PCL	2,058,000	163,574
WHA Corp. PCL	1,221,700	113,647

		12,522,006

Togo — 0.0%
Ecobank Transnational, Inc.	1,657,284	63,291

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	47,176
ADWYA SA	17,915	40,518
Banque de l’Habitat	9,894	107,143
Banque de Tunisie	21,274	70,299
Banque Internationale Arabe de Tunisie	3,704	156,371
Banque Nationale Agricole*	16,322	60,932
Carthage Cement*	169,068	167,292
Ennakl Automobiles(g)	20,527	121,508
Euro Cycles SA	4,187	55,729
One Tech Holding	25,306	102,079
Poulina Group	33,363	111,838
Societe D’Articles Hygieniques SA*	27,813	170,632

		1,211,517

Turkey — 3.2%
Akbank TAS	166,996	465,153
Akcansa Cimento A/S	15,512	51,496
Anadolu Efes Biracilik Ve Malt Sanayii A/S	47,842	297,082
Arcelik A/S	109,285	809,247
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,000	186,368
Aygaz A/S	58,500	259,445
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	74,528
BIM Birlesik Magazalar A/S	51,500	954,842
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	85,484
Coca-Cola Icecek A/S	15,939	182,891
Dogus Otomotiv Servis ve Ticaret A/S*(a)	26,784	71,692
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	1,525,683	1,274,799
Enka Insaat ve Sanayi A/S	242,363	369,868

COMMON STOCKS (continued)	Shares	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	612,614	$1,227,199
Ford Otomotiv Sanayi A/S	29,204	356,462
Gubre Fabrikalari TAS	45,700	64,860
Haci Omer Sabanci Holding A/S	96,069	298,419
Is Gayrimenkul Yatirim Ortakligi A/S	153,441	63,685
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	207,328
KOC Holding A/S	139,566	641,617
Koza Altin Isletmeleri A/S*	19,000	110,579
Migros Ticaret A/S*	11,500	90,094
Petkim Petrokimya Holding A/S	199,060	342,891
TAV Havalimanlari Holding A/S	40,762	218,607
Tekfen Holding A/S	50,266	124,588
Tofas Turk Otomobil Fabrikasi A/S	60,341	495,607
Tupras Turkiye Petrol Rafinerileri A/S	55,700	1,602,464
Turk Hava Yollari AO*	136,028	311,181
Turk Telekomunikasyon A/S*	189,654	336,229
Turk Traktor ve Ziraat Makineleri A/S	2,324	52,153
Turkcell Iletisim Hizmetleri A/S	355,026	1,167,919
Turkiye Garanti Bankasi A/S	160,878	447,781
Turkiye Halk Bankasi A/S	45,268	169,179
Turkiye Is Bankasi (Class C Stock)	112,037	237,238
Turkiye Sise ve Cam Fabrikalari A/S	94,439	123,467
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	319,706
Ulker Biskuvi Sanayi A/S	34,000	214,530
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	122,994
Yapi ve Kredi Bankasi A/S*	148,325	189,231
Yazicilar Holding A/S (Class A Stock)	18,059	116,998

		14,735,901

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	173,272	329,452
Abu Dhabi National Hotels	239,739	201,686
Agthia Group PJSC	49,606	75,435
Air Arabia PJSC	801,817	222,141
Aldar Properties PJSC	371,654	231,932
Arabtec Holding PJSC*	128,976	100,224
DAMAC Properties Dubai Co. PJSC	228,700	196,203
Dana Gas PJSC*	773,762	134,301
DP World Ltd.	37,112	776,383
Dubai Financial Market PJSC*	451,700	135,806
Dubai Islamic Bank PJSC	97,639	151,116
DXB Entertainments PJSC*	154,373	31,683
Emaar Malls PJSC	139,399	95,440
Emaar Properties PJSC	391,045	824,899
Emirates Telecommunications Group Co. PJSC	251,079	1,181,209
National Bank of Abu Dhabi PJSC	323,551	924,332
National Central Cooling Co. PJSC	256,200	145,803
Taqa Morocco	2,181	195,017
Union National Bank PJSC	176,824	226,550

		6,179,612

United Kingdom — 0.2%
KAZ Minerals PLC*	149,178	1,006,224

United States — 0.1%
Luxoft Holding, Inc.*	4,200	255,569

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)*(a)	65,700	$489,465

TOTAL COMMON STOCKS (cost $419,547,928)		420,846,526

	Units
PARTICIPATORY NOTES† — 2.5%
Egypt — 0.9%
Arab Cotton Ginning, expiring 11/24/17	212,570	55,597
Commercial International Bank Egypt SAE, expiring 11/24/17	265,081	1,169,560
Eastern Tobacco, expiring 11/24/17	44,356	691,591
EFG - Hermes Holding Co. SAE, expiring 11/24/17	212,319	286,091
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17	393,891	252,090
ElSewedy Electric Co., expiring 11/27/17	61,409	318,279
Ezz Steel, expiring 11/24/17*	233,320	269,201
Juhayna Food Industries, expiring 11/20/17*	442,350	190,629
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	66,176
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18	1,745,300	64,524
Oriental Weavers, expiring 11/24/17	296,855	295,332
Palm Hills Developments SAE, expiring 11/24/17*	294,630	49,910
Pioneers Holding, expiring 11/24/17*	120,879	58,229
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	158,985
Talaat Moustafa Group, expiring 11/24/17	342,837	149,258
Telecom Egypt Co., expiring 11/24/17	241,812	137,165

		4,212,617

Saudi Arabia — 0.9%
Al Rajhi Bank, expiring 01/22/18	18,308	340,502
Al Tayyar Travel Group Holding Co., expiring 03/05/18*	11,915	98,553
Alinma Bank, expiring 01/22/18	31,000	125,891
Almarai Co., expiring 07/31/17	15,700	403,772
Banque Saudi Fransi, expiring 01/22/18	16,000	131,915
Etihad Etisalat Co., expiring 11/20/17*	16,920	92,398
Fawaz Abdulaziz Alhokair & Co., expiring 02/28/20*	6,400	71,794
Jarir Marketing Co., expiring 01/22/18	3,025	118,248
Mobile Telecommunications Co. KSC, expiring 04/30/18*	23,975	58,814
Mouwasat Medical Services Co., expiring 03/05/18	2,587	109,107
National Industrialization Co., expiring 08/26/19*	23,850	89,796
Rabigh Refining & Petrochemical Co., expiring 07/24/17*	26,012	79,278
Riyad Bank, expiring 11/20/17	32,000	93,347
Samba Financial Group, expiring 05/06/20	31,555	217,838
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	31,465
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	72,645

PARTICIPATORY NOTES† (continued)	Units	Value
Saudi Arabia (continued)
Saudi Arabian Mining Co., expiring 04/30/18*	9,400	$122,692
Saudi Basic Industries Corp., expiring 01/22/18	11,500	313,787
Saudi Cement Co., expiring 07/20/18	4,700	65,105
Saudi Electricity Co., expiring 01/22/18	33,899	230,495
Saudi Ground Services Co., expiring 06/25/18	12,502	150,079
Saudi International Petrochemical Co., expiring 01/22/18*	17,830	66,940
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 02/12/18	8,669	81,644
Saudi Telecom Co., expiring 04/23/18	18,300	375,925
Savola Group, expiring 01/24/20*	14,900	200,121
Yamama Cement Co., expiring 01/22/18	12,750	59,835

		3,801,986

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC, expiring 06/10/19	242,040	410,149
Bao Viet Holdings, expiring 06/23/20*	54,931	139,021
Danang Rubber JSC, expiring 06/03/19	50,160	70,759
Development Investment Construction JSC, expiring 08/18/19*	206,408	141,724
HAGL JSC, expiring 08/27/19*	354,616	147,966
Hoa Phat Group JSC, expiring 02/24/20	276,864	389,951
Masan Group Corp., expiring 12/12/18	299,815	554,238
PetroVietnam Drilling & Well Services JSC, expiring 08/24/21*	126,049	76,839
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/25/19	130,000	134,464
PetroVietnam Gas JSC, expiring 06/03/19	86,760	222,629
PetroVietnam Technical Services Corp., expiring 06/24/19	134,600	99,529
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	82,956
Saigon Securities, Inc., expiring 03/15/21	101,330	123,318
Saigon Thuong Tin Commercial JSB, expiring 06/03/19*	175,796	106,778
Vietnam Joint Stock Commercial Bank for Industry and Trade, expiring 06/23/20	198,814	177,201
Vingroup JSC, expiring 07/31/19*	212,121	398,663

		3,276,185

TOTAL PARTICIPATORY NOTES (cost $14,346,413)		11,290,788

	Shares
PREFERRED STOCKS — 2.1%
Brazil — 1.6%
Alpargatas SA (PRFC)	88,400	366,899
Banco Bradesco SA (PRFC)	85,383	725,508
Centrais Eletricas Brasileiras SA (PRFC B)	44,100	216,979
Cia Brasileira de Distribuicao (PRFC)*	7,695	151,326
Cia Energetica de Sao Paulo (PRFC B)	22,900	105,414
Gerdau SA (PRFC)	37,400	116,279
Itau Unibanco Holding SA (PRFC), ADR	61,007	674,127
Itausa - Investimentos Itau SA (PRFC)	136,381	371,323
Klabin SA (PRFC)	45,300	38,423
Lojas Americanas SA (PRFC)	82,449	345,933

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Brazil (continued)
Marcopolo SA (PRFC)	174,800	$148,793
Metalurgica Gerdau SA (PRFC)*	102,900	154,991
Petroleo Brasileiro SA (PRFC), ADR*(a)	185,600	1,384,576
Suzano Papel e Celulose SA (PRFC A)	15,725	67,402
Telefonica Brasil SA (PRFC)	95,441	1,292,655
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	57,200	79,596
Vale SA (PRFC), ADR(a)	141,400	1,152,410

		7,392,634

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	80,402
Banco Davivienda SA (PRFC)	10,919	119,957
Cementos Argos SA (PRFC)	36,909	129,349
Grupo Argos SA (PRFC)	30,084	192,894
Grupo Aval Acciones y Valores SA (PRFC)	523,436	215,559
Grupo de Inversiones Suramericana SA (PRFC)	12,779	162,197

		900,358

Croatia — 0.1%
Adris Grupa dd (PRFC)	7,472	535,612

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	790,200	381,935
Transneft PJSC (PRFC)	155	419,319

		801,254

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430	75,927

Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)	130,579	—

TOTAL PREFERRED STOCKS (cost $9,826,059)		9,705,785

	Units
RIGHTS* — 0.0%
Vietnam — 0.0%
Hoa Phat Group, expiring 07/17/17 (cost $0)	276,864	29,235

WARRANTS* — 0.0%
Thailand — 0.0%
Vibhavadi Medical Center PCL, expiring 09/30/22 (cost $0)	158,307	—

UNAFFILIATED EXCHANGE TRADED FUND — 2.0%	Shares	Value
iShares Core MSCI Emerging Markets ETF JDR (cost $8,598,899)	178,800	$8,947,152

TOTAL LONG-TERM INVESTMENTS (cost $452,319,299)		450,819,486

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	1,904,863	1,904,863
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $23,625,841; includes $23,605,601 of cash collateral for securities on loan)(b)(w)	23,621,472	23,623,834

TOTAL SHORT-TERM INVESTMENTS (cost $25,530,704)		25,528,697

TOTAL INVESTMENTS — 104.5% (cost $477,850,003)		476,348,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(20,526,305)

NET ASSETS — 100.0%		$455,821,878

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

†	Participatory notes represented 2.5% of net assets, of which the Portfolio attributed 1.8% to Hong Kong & Shanghai Bank and 0.7% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,379,341 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,982,840; cash collateral of $23,605,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $14,068,969 is 3.1% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,900,368	$—	$—
Bahrain	—	2,848,363	—
Botswana	—	1,751,259	56,263
Brazil	17,074,316	—	—
Bulgaria	—	1,753,774	11,486
Chile	12,660,496	—	—
China	4,924,156	39,286,160	439,376
Colombia	5,546,468	74,891	—
Croatia	—	2,772,289	—
Czech Republic	—	3,384,447	—
Egypt	—	—	657,963
Estonia	—	2,325,558	—
Ghana	—	1,930,373	—
Greece	493,720	7,104,403	—
Hong Kong	—	3,594,870	—
Hungary	—	3,305,792	—
India	3,718,793	22,770,408	—
Indonesia	—	12,900,059	—
Jordan	—	3,148,258	—
Kazakhstan	1,928,034	346,770	—
Kenya	—	3,719,114	—
Kuwait	—	6,452,695	39,845
Latvia	—	724,696	—
Lebanon	—	209,243	—
Lithuania	—	1,530,371	—
Malaysia	—	12,645,669	—
Mauritius	—	3,492,858	—
Mexico	26,858,439	—	—
Monaco	416,940	—	—
Morocco	—	3,310,779	—
Netherlands	312,487	—	—
Nigeria	—	2,228,818	—
Oman	—	3,064,760	—
Pakistan	—	6,052,664	—
Panama	1,264,302	—	—
Peru	6,648,525	—	—
Philippines	—	12,521,452	—
Poland	—	13,984,651	—
Qatar	—	6,575,639	—
Romania	—	3,161,187	—
Russia	15,122,767	8,598,246	—
Singapore	—	179,883	—
Slovenia	—	3,161,372	—
South Africa	422,820	24,959,131	—
South Korea	129,903	27,761,218	174,408
Sri Lanka	—	3,239,717	—
Taiwan	237,277	25,471,952	—
Thailand	10,035,073	2,486,933	—
Togo	—	63,291	—
Tunisia	—	1,211,517	—
Turkey	—	14,735,901	—
United Arab Emirates	978,069	5,201,543	—
United Kingdom	—	1,006,224	—
United States	255,569	—	—
Uruguay	489,465	—	—
Participatory Notes
Egypt	—	4,212,617	—
Saudi Arabia	—	3,801,986	—
Vietnam	—	3,276,185	—
Preferred Stocks
Brazil	7,392,634	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Colombia	$900,358	$—	$—
Croatia	—	535,612	—
Philippines	—	—	—
Russia	—	801,254	—
South Korea	—	75,927	—
Togo	—	—	—
Rights
Vietnam	—	29,235	—
Unaffiliated Exchange Traded Fund	8,947,152	—	—
Warrants
Thailand	—	—	—
Affiliated Mutual Funds	25,528,697	—	—

Total	$155,186,828	$319,782,014	$1,379,341

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	14.6%
Oil, Gas & Consumable Fuels	7.9
Wireless Telecommunication Services	5.8
Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	5.6
Metals & Mining	4.8
Food Products	3.6
Diversified Telecommunication Services	3.3
Industrial Conglomerates	3.2
Chemicals	3.0
Electric Utilities	3.0
Food & Staples Retailing	2.9
Pharmaceuticals	2.7
Real Estate Management & Development	2.6
Construction Materials	2.4
Beverages	2.0
Unaffiliated Exchange Traded Funds	2.0
Independent Power & Renewable Electricity Producers	1.8
Internet Software & Services	1.7
Automobiles	1.6
Health Care Providers & Services	1.5
Transportation Infrastructure	1.5
Hotels, Restaurants & Leisure	1.5
IT Services	1.4
Electronic Equipment, Instruments & Components	1.4
Media	1.3
Insurance	1.2
Construction & Engineering	1.2
Textiles, Apparel & Luxury Goods	1.0
Airlines	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Multiline Retail	0.9
Technology Hardware, Storage & Peripherals	0.9
Gas Utilities	0.9
Machinery	0.8

Capital Markets	0.8%
Specialty Retail	0.8
Diversified Financial Services	0.8
Semiconductors & Semiconductor Equipment	0.7
Household Durables	0.7
Tobacco	0.7
Personal Products	0.6
Electrical Equipment	0.6
Biotechnology	0.6
Water Utilities	0.6
Auto Components	0.6
Paper & Forest Products	0.5
Diversified Consumer Services	0.5
Software	0.4
Marine	0.4
Trading Companies & Distributors	0.4
Household Products	0.3
Energy Equipment & Services	0.3
Health Care Equipment & Supplies	0.3
Consumer Finance	0.3
Road & Rail	0.2
Aerospace & Defense	0.2
Thrifts & Mortgage Finance	0.2
Internet & Direct Marketing Retail	0.2
Air Freight & Logistics	0.2
Multi-Utilities	0.2
Building Products	0.1
Communications Equipment	0.1
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Commercial Services & Supplies	0.0	*
Distributors	0.0	*
Healthcare Providers & Services	0.0	*

	104.5
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$29,235	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Total
Equity contracts	$34,406	$33,882	$68,288

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Total
Equity contracts	$29,235	$(32,756)	$(3,521)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$22,982,840	$(22,982,840)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $22,982,840:
Unaffiliated investments (cost $452,319,299)	$450,819,486
Affiliated investments (cost $25,530,704)	25,528,697
Cash	5,852
Foreign currency, at value (cost $2,029,221)	2,032,617
Dividends and interest receivable	1,509,346
Receivable for fund share sold	152,517
Tax reclaim receivable	100,372
Receivable from affiliate	14,801
Receivable from manager	9,818
Prepaid expenses	449

Total Assets	480,173,955

LIABILITIES:
Payable to broker for collateral for securities on loan	23,605,601
Accrued expenses and other liabilities	442,812
Management fees payable	199,988
Payable for fund share repurchased	90,542
Distribution fee payable	12,471
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable	298

Total Liabilities	24,352,077

NET ASSETS	$455,821,878

Net assets were comprised of:
Paid-in capital	$423,232,219
Retained earnings	32,589,659

Net assets, June 30, 2017	$455,821,878

Net asset value and redemption price per share, $455,821,878 / 50,099,285 outstanding shares of beneficial interest	$9.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $589,256, of which $27,445 is reimbursable by an affiliate)	$6,647,924
Income from securities lending, net (including affiliated income of $22,134)	47,270
Affiliated dividend income	17,682
Interest income	3,611

6,716,487

EXPENSES
Management fees	1,991,591
Distribution fee	535,695
Custodian and accounting fees	463,000
Commitment fee on syndicated credit agreement	20,000
Audit fee	14,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	1,036
Miscellaneous	67,809

Total expenses	3,113,131

NET INVESTMENT INCOME (LOSS)	3,603,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(646)) (net of foreign capital gains taxes $(7,845))	(5,415,134)
Foreign currency transactions	(21,069)

(5,436,203)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,413))	56,601,179
Foreign currencies	86,938

56,688,117

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	51,251,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,855,270

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,603,356	$5,138,180
Net realized gain (loss) on investment and foreign currency transactions	(5,436,203)	(54,513,420)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	56,688,117	86,650,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,855,270	37,275,608

FUND SHARE TRANSACTIONS:
Fund share sold [4,971,616 and 19,580,994 shares, respectively]	43,304,539	148,709,459
Fund share repurchased [6,336,753 and 24,601,724 shares, respectively]	(54,079,855)	(176,187,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(10,775,316)	(27,477,574)

CAPITAL CONTRIBUTIONS	—	35,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,079,954	9,833,697
NET ASSETS:
Beginning of period	411,741,924	401,908,227

End of period	$455,821,878	$411,741,924

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.7%
Arconic, Inc.	264,200	$5,984,130
Huntington Ingalls Industries, Inc.	73,700	13,719,992
Lockheed Martin Corp.	126,300	35,062,143
Northrop Grumman Corp.	49,200	12,630,132
Spirit AeroSystems Holdings, Inc. (Class A Stock)	157,400	9,119,756

		76,516,153

Air Freight & Logistics — 0.3%
United Parcel Service, Inc. (Class B Stock)	64,700	7,155,173

Auto Components — 0.9%
Adient PLC	72,800	4,759,664
Cooper-Standard Holdings, Inc.*	31,400	3,167,318
Lear Corp.	117,500	16,694,400

		24,621,382

Automobiles — 0.2%
General Motors Co.	122,200	4,268,446

Banks — 6.1%
Bank of America Corp.	1,451,400	35,210,964
BB&T Corp.	144,500	6,561,745
Citigroup, Inc.	149,800	10,018,624
Citizens Financial Group, Inc.	246,100	8,780,848
JPMorgan Chase & Co.	796,600	72,809,240
PNC Financial Services Group, Inc. (The)	234,500	29,282,015
Popular, Inc. (Puerto Rico)	3,700	154,327
Wells Fargo & Co.	182,900	10,134,489

		172,952,252

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)	9,100	1,762,943
PepsiCo, Inc.	207,300	23,941,077

		25,704,020

Biotechnology — 4.4%
AbbVie, Inc.	442,100	32,056,671
Amgen, Inc.	77,200	13,296,156
Biogen, Inc.*	51,900	14,083,584
Celgene Corp.*	302,000	39,220,740
Gilead Sciences, Inc.	360,000	25,480,800

		124,137,951

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	10,400	678,496
Universal Forest Products, Inc.	19,900	1,737,469

		2,415,965

Capital Markets — 2.0%
BGC Partners, Inc. (Class A Stock)	114,600	1,448,544
Goldman Sachs Group, Inc. (The)	50,500	11,205,950
LPL Financial Holdings, Inc.	36,700	1,558,282
Raymond James Financial, Inc.	209,400	16,798,068
S&P Global, Inc.	176,300	25,738,037

		56,748,881

Chemicals — 2.4%
AdvanSix, Inc.*	7,872	245,921
Cabot Corp.	20,400	1,089,972

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Chemours Co. (The)	463,800	$17,587,296
LyondellBasell Industries NV (Class A Stock)	252,600	21,316,914
Sherwin-Williams Co. (The)	66,000	23,163,360
Trinseo SA	48,400	3,325,080

		66,728,543

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	131,300	1,838,200

Communications Equipment — 0.5%
Cisco Systems, Inc.	170,600	5,339,780
Juniper Networks, Inc.	347,800	9,696,664

		15,036,444

Construction & Engineering — 0.4%
Argan, Inc.	41,900	2,514,000
EMCOR Group, Inc.	39,400	2,575,972
MasTec, Inc.*	168,700	7,616,805

		12,706,777

Consumer Finance — 1.1%
Capital One Financial Corp.	289,500	23,918,490
Navient Corp.	506,900	8,439,885

		32,358,375

Containers & Packaging — 0.7%
Owens-Illinois, Inc.*	170,300	4,073,576
WestRock Co.	271,600	15,388,856

		19,462,432

Distributors — 0.5%
Genuine Parts Co.	59,800	5,547,048
LKQ Corp.*	284,500	9,374,275

		14,921,323

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	19,600	1,536,836

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	93,200	15,785,284

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	802,140	30,264,742
Verizon Communications, Inc.	949,400	42,400,204

		72 ,664,946

Electric Utilities — 1.3%
FirstEnergy Corp.	689,200	20,097,072
PPL Corp.	419,500	16,217,870

		36,314,942

Electrical Equipment — 1.0%
Emerson Electric Co.	465,700	27,765,034
EnerSys	4,300	311,535

		28,076,569

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	269,200	8,089,460

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	236,300	31,267,216
Brixmor Property Group, Inc.	113,900	2,036,532
CoreCivic, Inc.	222,000	6,122,760

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	98,500	$1,091,380
GEO Group, Inc. (The)	341,700	10,104,069
Outfront Media, Inc.	14,800	342,176
Spirit Realty Capital, Inc.(a)	621,400	4,604,574
VEREIT, Inc.	622,300	5,065,522

		60,634,229

Food & Staples Retailing — 3.0%
CVS Health Corp.	273,600	22,013,856
Walgreens Boots Alliance, Inc.	265,200	20,767,812
Wal-Mart Stores, Inc.	554,200	41,941,856

		84,723,524

Food Products — 1.6%
Archer-Daniels-Midland Co.	19,100	790,358
Conagra Brands, Inc.	404,800	14,475,648
Sanderson Farms, Inc.(a)	29,400	3,400,110
Tyson Foods, Inc. (Class A Stock)	414,200	25,941,346

		44,607,462

Gas Utilities — 0.4%
UGI Corp.	240,800	11,657,128

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	261,700	12,721,237
Baxter International, Inc.	283,000	17,132,820
Danaher Corp.	343,000	28,945,770
Medtronic PLC	245,800	21,814,750

		80,614,577

Health Care Providers & Services — 4.3%
Aetna, Inc.	181,300	27,526,779
Anthem, Inc.	98,400	18,511,992
Centene Corp.*	15,400	1,230,152
Cigna Corp.	35,900	6,009,301
Express Scripts Holding Co.*	439,900	28,083,216
HCA Healthcare, Inc.*	65,200	5,685,440
UnitedHealth Group, Inc.	185,300	34,358,326

		121,405,206

Health Care Technology — 0.2%
Cerner Corp.*	87,100	5,789,537

Hotels, Restaurants & Leisure — 3.1%
Extended Stay America, Inc., UTS	474,600	9,188,256
McDonald’s Corp.	312,100	47,801,236
Yum China Holdings, Inc.*	258,000	10,172,940
Yum! Brands, Inc.	282,800	20,859,328

		88,021,760

Household Durables — 1.3%
D.R. Horton, Inc.	742,100	25,654,397
NVR, Inc.*	3,600	8,678,196
Taylor Morrison Home Corp. (Class A Stock)*	64,000	1,536,640

		35,869,233

Household Products — 0.9%
Kimberly-Clark Corp.	23,700	3,059,907
Procter & Gamble Co. (The)	266,000	23,181,900

		26,241,807

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,145,900	$12,730,949

Industrial Conglomerates — 0.8%
3M Co.	34,500	7,182,555
General Electric Co.	443,046	11,966,672
Honeywell International, Inc.	31,200	4,158,648

		23,307,875

Insurance — 3.0%
Aflac, Inc.	78,200	6,074,576
Allstate Corp. (The)	179,200	15,848,448
American Financial Group, Inc.	10,900	1,083,133
American International Group, Inc.	482,900	30,190,908
Assurant, Inc.	50,400	5,225,976
MetLife, Inc.	240,900	13,235,046
Unum Group	295,200	13,765,176

		85,423,263

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.*	24,600	23,812,800
Liberty Interactive Corp. QVC Group (Class A Stock)*	280,900	6,893,286
Nutrisystem, Inc.(a)	123,000	6,402,150
PetMed Express, Inc.(a)	28,900	1,173,340

		38,281,576

Internet Software & Services — 5.3%
Alphabet, Inc. (Class A Stock)*	40,040	37,224,387
Alphabet, Inc. (Class C Stock)*	73,078	66,408,172
Facebook, Inc. (Class A Stock)*	309,300	46,698,114

		150,330,673

IT Services — 2.3%
Accenture PLC (Class A Stock)	206,200	25,502,816
CACI International, Inc. (Class A Stock)*	23,400	2,926,170
Cognizant Technology Solutions Corp. (Class A Stock)	511,200	33,943,680
Total System Services, Inc.	59,700	3,477,525

		65,850,191

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	98,600	17,202,742

Machinery — 1.9%
Crane Co.	50,600	4,016,628
Fortive Corp.	229,200	14,519,820
Illinois Tool Works, Inc.	96,000	13,752,000
Ingersoll-Rand PLC	88,400	8,078,876
Oshkosh Corp.	119,700	8,244,936
Pentair PLC (United Kingdom)	93,500	6,221,490

		54,833,750

Media — 1.6%
Comcast Corp. (Class A Stock)	251,300	9,780,596
Discovery Communications, Inc. (Class C Stock)*	125,000	3,151,250
Twenty-First Century Fox, Inc. (Class A Stock)	90,500	2,564,770
Twenty-First Century Fox, Inc. (Class B Stock)	199,200	5,551,704

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Viacom, Inc. (Class B Stock)	720,300	$24,180,471

		45,228,791

Metals & Mining — 1.1%
Alcoa Corp.	67,000	2,187,550
Freeport-McMoRan, Inc.*	1,195,800	14,361,558
Southern Copper Corp. (Peru)(a)	189,900	6,576,237
Steel Dynamics, Inc.	258,100	9,242,561

		32,367,906

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Invesco Mortgage Capital, Inc.	95,500	1,595,805

Multiline Retail — 1.5%
Macy’s, Inc.	793,300	18,436,292
Target Corp.	479,500	25,073,055

		43,509,347

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	299,100	13,561,194
Chevron Corp.	217,600	22,702,208
Devon Energy Corp.	629,200	20,115,524
Exxon Mobil Corp.	603,800	48,744,774
Marathon Petroleum Corp.	81,700	4,275,361
Newfield Exploration Co.*	289,000	8,224,940
Valero Energy Corp.	369,500	24,926,470

		142,550,471

Personal Products — 0.0%
Avon Products, Inc.*	283,800	1,078,440

Pharmaceuticals — 3.5%
Allergan PLC	149,800	36,414,882
Bristol-Myers Squibb Co.	95,400	5,315,688
Johnson & Johnson	255,400	33,786,866
Merck & Co., Inc.	148,900	9,543,001
Mylan NV*	47,700	1,851,714
Zoetis, Inc.	202,900	12,656,902

		99,569,053

Professional Services — 0.1%
Insperity, Inc.	28,900	2,051,900

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	456,200	16,605,680

Road & Rail — 2.2%
CSX Corp.	561,500	30,635,440
Norfolk Southern Corp.	74,000	9,005,800
Union Pacific Corp.	218,200	23,764,162

		63,405,402

Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	859,200	35,493,552
Broadcom Ltd.	84,200	19,622,810
Intel Corp.	1,213,300	40,936,742
Texas Instruments, Inc.	428,000	32,926,040

		128,979,144

Software — 6.3%
Activision Blizzard, Inc.	36,300	2,089,791
Adobe Systems, Inc.*	226,600	32,050,304
Electronic Arts, Inc.*	226,500	23,945,580

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Intuit, Inc.	224,000	$29,749,440
Microsoft Corp.	637,000	43,908,410
Oracle Corp.	920,700	46,163,898

		177,907,423

Specialty Retail — 0.7%
Asbury Automotive Group, Inc.*	35,200	1,990,560
Burlington Stores, Inc.*	18,200	1,674,218
Francesca’s Holdings Corp.*	37,300	408,062
Gap, Inc. (The)(a)	391,100	8,600,289
Ross Stores, Inc.	137,200	7,920,556

		20,593,685

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	506,100	72,888,522
Hewlett Packard Enterprise Co.	298,400	4,950,456
HP, Inc.	1,444,600	25,251,608
Western Digital Corp.	166,300	14,734,180

		117,824,766

Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	124,500	14,255,250

Tobacco — 1.2%
Altria Group, Inc.	472,900	35,216,863

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	35,600	2,102,180
United Rentals, Inc.*	12,400	1,397,604

		3,499,784

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	354,900	21,514,038

TOTAL LONG-TERM INVESTMENTS (cost $2,522,654,845)		2,795,319,584

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MUTUAL FUNDS — 2.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	44,157,221	44,157,221
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $27,423,886; includes $27,398,230 of cash collateral for securities on loan)(b)(w)	27,419,764	27,422,506

TOTAL AFFILIATED MUTUAL FUNDS (cost $71,581,107)		71,579,727

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.891%	09/21/17	600	$598,702
0.909%	09/21/17	1,100	1,097,621
0.980%	09/21/17	300	299,351

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,995,974)			1,995,674

TOTAL SHORT-TERM INVESTMENTS (cost $73,577,081)			73,575,401

TOTAL INVESTMENTS — 101.1% (cost $2,596,231,926)			2,868,894,985
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.1)%			(29,998,639)

NET ASSETS — 100.0%			$2,838,896,346

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,532,737; cash collateral of $27,398,230 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
353	S&P 500 E-Mini Index	Sep. 2017	$42,888,517	$42,728,885	$(159,632)

Securities with a market value of $1,995,674 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,516,153	$—	$—
Air Freight & Logistics	7,155,173	—	—
Auto Components	24,621,382	—	—
Automobiles	4,268,446	—	—
Banks	172,952,252	—	—
Beverages	25,704,020	—	—
Biotechnology	124,137,951	—	—
Building Products	2,415,965	—	—
Capital Markets	56,748,881	—	—
Chemicals	66,728,543	—	—
Commercial Services & Supplies	1,838,200	—	—
Communications Equipment	15,036,444	—	—
Construction & Engineering	12,706,777	—	—
Consumer Finance	32,358,375	—	—
Containers & Packaging	19,462,432	—	—
Distributors	14,921,323	—	—
Diversified Consumer Services	1,536,836	—	—
Diversified Financial Services	15,785,284	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Diversified Telecommunication Services	$72,664,946	$—	$—
Electric Utilities	36,314,942	—	—
Electrical Equipment	28,076,569	—	—
Electronic Equipment, Instruments & Components	8,089,460	—	—
Equity Real Estate Investment Trusts (REITs)	60,634,229	—	—
Food & Staples Retailing	84,723,524	—	—
Food Products	44,607,462	—	—
Gas Utilities	11,657,128	—	—
Health Care Equipment & Supplies	80,614,577	—	—
Health Care Providers & Services	121,405,206	—	—
Health Care Technology	5,789,537	—	—
Hotels, Restaurants & Leisure	88,021,760	—	—
Household Durables	35,869,233	—	—
Household Products	26,241,807	—	—
Independent Power & Renewable Electricity Producers	12,730,949	—	—
Industrial Conglomerates	23,307,875	—	—
Insurance	85,423,263	—	—
Internet & Direct Marketing Retail	38,281,576	—	—
Internet Software & Services	150,330,673	—	—
IT Services	65,850,191	—	—
Life Sciences Tools & Services	17,202,742	—	—
Machinery	54,833,750	—	—
Media	45,228,791	—	—
Metals & Mining	32,367,906	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,595,805	—	—
Multiline Retail	43,509,347	—	—
Oil, Gas & Consumable Fuels	142,550,471	—	—
Personal Products	1,078,440	—	—
Pharmaceuticals	99,569,053	—	—
Professional Services	2,051,900	—	—
Real Estate Management & Development	16,605,680	—	—
Road & Rail	63,405,402	—	—
Semiconductors & Semiconductor Equipment	128,979,144	—	—
Software	177,907,423	—	—
Specialty Retail	20,593,685	—	—
Technology Hardware, Storage & Peripherals	117,824,766	—	—
Textiles, Apparel & Luxury Goods	14,255,250	—	—
Tobacco	35,216,863	—	—
Trading Companies & Distributors	3,499,784	—	—
Wireless Telecommunication Services	21,514,038	—	—
U.S. Treasury Obligations	—	1,995,674	—
Affiliated Mutual Funds	71,579,727	—	—
Other Financial Instruments*
Futures Contracts	(159,632)	—	—

Total	$2,866,739,679	$1,995,674	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Software	6.3%
Banks	6.1
Internet Software & Services	5.3

Oil, Gas & Consumable Fuels	5.0%
Semiconductors & Semiconductor Equipment	4.5
Biotechnology	4.4
Health Care Providers & Services	4.3
Technology Hardware, Storage & Peripherals	4.2
Pharmaceuticals	3.5
Hotels, Restaurants & Leisure	3.1
Insurance	3.0

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Food & Staples Retailing	3.0%
Health Care Equipment & Supplies	2.8
Aerospace & Defense	2.7
Diversified Telecommunication Services	2.6
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	2.5
Chemicals	2.4
IT Services	2.3
Road & Rail	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Capital Markets	2.0
Machinery	1.9
Media	1.6
Food Products	1.6
Multiline Retail	1.5
Internet & Direct Marketing Retail	1.3
Electric Utilities	1.3
Household Durables	1.3
Tobacco	1.2
Metals & Mining	1.1
Consumer Finance	1.1
Electrical Equipment	1.0
Household Products	0.9
Beverages	0.9
Auto Components	0.9
Industrial Conglomerates	0.8
Wireless Telecommunication Services	0.8
Specialty Retail	0.7
Containers & Packaging	0.7

Life Sciences Tools & Services	0.6%
Real Estate Management & Development	0.6
Diversified Financial Services	0.6
Communications Equipment	0.5
Distributors	0.5
Textiles, Apparel & Luxury Goods	0.5
Independent Power & Renewable Electricity Producers	0.4
Construction & Engineering	0.4
Gas Utilities	0.4
Electronic Equipment, Instruments & Components	0.3
Air Freight & Logistics	0.3
Health Care Technology	0.2
Automobiles	0.2
Trading Companies & Distributors	0.1
Building Products	0.1
Professional Services	0.1
U.S. Treasury Obligations	0.1
Commercial Services & Supplies	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Diversified Consumer Services	0.1
Personal Products	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$159,632	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,038,532

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$156,413

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long position was $32,250,708.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$26,532,737	$(26,532,737)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $26,532,737:
Unaffiliated investments (cost $2,524,650,819)	$2,797,315,258
Affiliated investments (cost $71,581,107)	71,579,727
Receivable for investments sold	97,613,967
Dividends and interest receivable	2,589,714
Receivable from manager	127,143
Receivable for fund share sold	49,620
Due from broker-variation margin futures	15,885
Tax reclaim receivable	7,379
Prepaid expenses	3,264

Total Assets	2,969,301,957

LIABILITIES:
Payable for investments purchased	102,016,283
Payable to broker for collateral for securities on loan	27,398,230
Management fees payable	434,892
Payable to custodian	361,881
Accrued expenses and other liabilities	112,094
Distribution fee payable	77,961
Payable for fund share repurchased	3,905
Affiliated transfer agent fee payable	365

Total Liabilities	130,405,611

NET ASSETS	$2,838,896,346

Net assets were comprised of:
Paid-in capital	$1,560,149,304
Retained earnings	1,278,747,042

Net assets, June 30, 2017	$2,838,896,346

Net asset value and redemption price per share, $2,838,896,346 / 172,799,553 outstanding shares of beneficial interest	$16.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $990 foreign withholding tax)	$28,207,846
Affiliated dividend income	178,792
Income from securities lending, net (including affiliated income of $30,145)	35,246
Interest income	6,548

28,428,432

EXPENSES
Management fees	8,293,727
Distribution fee	3,718,038
Custodian and accounting fees	93,000
Trustees’ fees	18,000
Audit fee	13,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	362
Miscellaneous	29,293

Total expenses	12,180,420
Less: management fee waivers and/or expense reimbursement	(215,648)

Net expenses	11,964,772

NET INVESTMENT INCOME (LOSS)	16,463,660

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,247)	183,303,908
Futures transactions	3,038,532

186,342,440

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,212)	5,988,799
Futures	156,413

6,145,212

NET GAIN (LOSS) ON INVESTMENTS	192,487,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,951,312

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$16,463,660	$38,406,291
Net realized gain (loss) on investment transactions	186,342,440	123,464,359
Net change in unrealized appreciation (depreciation) on investments	6,145,212	127,255,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	208,951,312	289,125,913

FUND SHARE TRANSACTIONS:
Fund share sold [5,198,050 and 17,417,830 shares, respectively]	84,166,874	238,327,935
Fund share repurchased [24,678,138 and 35,324,876 shares, respectively]	(400,832,198)	(485,308,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(316,665,324)	(246,980,425)

CAPITAL CONTRIBUTIONS	—	54,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,714,012)	42,199,639
NET ASSETS:
Beginning of period	2,946,610,358	2,904,410,719

End of period	$2,838,896,346	$2,946,610,358

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.8%
KLX, Inc.*	108,190	$5,409,500
Kratos Defense & Security Solutions, Inc.*(a)	360,323	4,277,034
Mercury Systems, Inc.*(a)	121,723	5,123,321

		14,809,855

Airlines — 1.3%
Spirit Airlines, Inc.*	209,627	10,827,234

Auto Components — 0.6%
Tenneco, Inc.	83,271	4,815,562

Banks — 6.7%
Bank of the Ozarks(a)	144,525	6,773,887
BankUnited, Inc.	123,679	4,169,219
Cadence BanCorp*(a)	93,750	2,051,249
Columbia Banking System, Inc.	133,666	5,326,590
Customers Bancorp, Inc.*	77,826	2,200,919
FB Financial Corp.*(a)	47,004	1,701,075
FCB Financial Holdings, Inc. (Class A Stock)*	112,804	5,386,391
Guaranty Bancshares, Inc.(a)	33,300	1,063,935
National Bank Holdings Corp. (Class A Stock)(a)	193,389	6,403,110
Opus Bank	102,784	2,487,373
Pacific Premier Bancorp, Inc.*	135,661	5,005,891
South State Corp.	63,265	5,421,811
Webster Financial Corp.	121,188	6,328,437

		54,319,887

Beverages — 0.1%
National Beverage Corp.	8,530	798,067

Biotechnology — 10.0%
Adamas Pharmaceuticals, Inc.*(a)	127,931	2,237,513
Aimmune Therapeutics, Inc.*(a)	102,190	2,101,026
Alder Biopharmaceuticals, Inc.*(a)	217,010	2,484,765
Array BioPharma, Inc.*(a)	310,416	2,598,182
Avexis, Inc.*	36,695	3,014,861
Biohaven Pharmaceutical Holding Co. Ltd. (Canada)*(a)	89,335	2,233,375
Bluebird Bio, Inc.*(a)	63,807	6,702,925
Clovis Oncology, Inc.*(a)	42,570	3,985,829
Exact Sciences Corp.*(a)	316,936	11,210,026
Five Prime Therapeutics, Inc.*	46,795	1,408,997
G1 Therapeutics, Inc.*(a)	127,090	2,216,450
Ignyta, Inc.*(a)	279,561	2,893,456
Insmed, Inc.*(a)	230,379	3,953,304
Jounce Therapeutics, Inc.*(a)	53,100	744,993
Kite Pharma, Inc.*(a)	33,097	3,431,167
Ligand Pharmaceuticals, Inc.*(a)	44,568	5,410,555
Loxo Oncology, Inc.*(a)	60,613	4,860,556
MacroGenics, Inc.*(a)	84,499	1,479,577
Neurocrine Biosciences, Inc.*(a)	18,281	840,926
Portola Pharmaceuticals, Inc.*	79,775	4,480,962
Puma Biotechnology, Inc.*(a)	54,832	4,792,317
Sage Therapeutics, Inc.*(a)	31,897	2,540,277
Sarepta Therapeutics, Inc.*(a)	150,235	5,064,422

		80,686,461

COMMON STOCKS (continued)	Shares	Value
Building Products — 3.1%
Apogee Enterprises, Inc.(a)	145,477	$8,268,913
Masonite International Corp.*	68,688	5,185,944
NCI Building Systems, Inc.*	278,746	4,655,058
Trex Co., Inc.*	99,405	6,725,742

		24,835,657

Capital Markets — 0.4%
Moelis & Co. (Class A Stock)(a)	81,240	3,156,174

Chemicals — 0.3%
Innospec, Inc.	39,112	2,563,792

Commercial Services & Supplies — 1.2%
Knoll, Inc.	72,716	1,457,956
Matthews International Corp. (Class A Stock)	53,531	3,278,774
Tetra Tech, Inc.	103,070	4,715,453

		9,452,183

Communications Equipment — 2.6%
Applied Optoelectronics, Inc.*(a)	37,995	2,347,711
Ciena Corp.*(a)	409,542	10,246,741
Lumentum Holdings, Inc.*	97,768	5,577,664
Oclaro, Inc.*(a)	331,810	3,099,105

		21,271,221

Construction & Engineering — 2.8%
Dycom Industries, Inc.*(a)	74,850	6,700,571
EMCOR Group, Inc.	90,855	5,940,100
NV5 Global, Inc.*	31,268	1,328,890
Primoris Services Corp.	153,654	3,832,131
Tutor Perini Corp.*(a)	159,001	4,571,279

		22,372,971

Construction Materials — 1.5%
Summit Materials, Inc. (Class A Stock)*	244,962	7,072,053
U.S. Concrete, Inc.*(a)	67,634	5,312,651

		12,384,704

Diversified Consumer Services — 1.6%
Chegg, Inc.*(a)	442,806	5,442,086
Grand Canyon Education, Inc.*	93,642	7,342,469

		12,784,555

Diversified Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	98,700	3,957,869
Vonage Holdings Corp.*	919,954	6,016,499

		9,974,368

Electrical Equipment — 1.4%
EnerSys	78,863	5,713,624
Generac Holdings, Inc.*(a)	155,267	5,609,797

		11,323,421

Electronic Equipment, Instruments & Components — 2.4%
Coherent, Inc.*	5,216	1,173,548
IPG Photonics Corp.*	30,013	4,354,886
Universal Display Corp.(a)	125,242	13,682,689

		19,211,123

Energy Equipment & Services — 2.0%
Keane Group, Inc.*(a)	151,790	2,428,640

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	108,403	$2,188,657
ProPetro Holding Corp.*(a)	413,935	5,778,533
US Silica Holdings, Inc.(a)	155,216	5,508,616

		15,904,446

Equity Real Estate Investment Trusts (REITs) — 1.6%
CareTrust REIT, Inc.(a)	210,480	3,902,299
Education Realty Trust, Inc.	101,600	3,937,000
QTS Realty Trust, Inc. (Class A Stock)(a)	90,823	4,752,768

		12,592,067

Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.(a)	33,129	3,548,447

Food Products — 2.1%
B&G Foods, Inc.(a)	110,239	3,924,508
Blue Buffalo Pet Products, Inc.*(a)	124,959	2,850,315
Dean Foods Co.(a)	240,248	4,084,216
Freshpet, Inc.*(a)	92,250	1,531,350
Hostess Brands, Inc.*(a)	271,140	4,365,354

		16,755,743

Health Care Equipment & Supplies — 2.8%
ABIOMED, Inc.*	34,546	4,950,442
AtriCure, Inc.*(a)	112,402	2,725,749
DexCom, Inc.*(a)	26,700	1,953,105
Integer Holdings Corp.*	43,853	1,896,642
K2M Group Holdings, Inc.*(a)	440,854	10,739,203

		22,265,141

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.*(a)	114,557	5,656,825
Envision Healthcare Corp.*	55,600	3,484,452
LifePoint Health, Inc.*	85,088	5,713,659
MEDNAX, Inc.*	38,500	2,324,245
Teladoc, Inc.*(a)	134,351	4,661,980
Tenet Healthcare Corp.*(a)	277,136	5,359,810

		27,200,971

Health Care Technology — 2.5%
Evolent Health, Inc. (Class A Stock)*(a)	246,517	6,249,206
HMS Holdings Corp.*	260,896	4,826,576
NantHealth, Inc.*(a)	117,820	498,379
Tabula Rasa HealthCare, Inc.*(a)	48,260	726,313
Veeva Systems, Inc. (Class A Stock)*	62,120	3,808,577
Vocera Communications, Inc.*	147,427	3,895,021

		20,004,072

Hotels, Restaurants & Leisure — 4.7%
Churchill Downs, Inc.	9,409	1,724,670
Chuy’s Holdings, Inc.*(a)	71,044	1,662,430
ClubCorp Holdings, Inc.	315,129	4,128,190
Dave & Buster’s Entertainment, Inc.*(a)	96,064	6,389,217
Del Frisco’s Restaurant Group, Inc.*	155,463	2,502,954
Del Taco Restaurants, Inc.*(a)	252,650	3,473,938
Jack in the Box, Inc.	29,079	2,864,282
Penn National Gaming, Inc.*	53,296	1,140,534
Planet Fitness, Inc. (Class A Stock)(a)	136,569	3,187,520
Red Robin Gourmet Burgers, Inc.*(a)	30,776	2,008,134
Shake Shack, Inc. (Class A Stock)*(a)	106,735	3,722,917

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Sonic Corp.(a)	181,635	$4,811,511

		37,616,297

Household Durables — 1.4%
Installed Building Products, Inc.*	166,316	8,806,432
Meritage Homes Corp.*	65,660	2,770,852

		11,577,284

Internet & Direct Marketing Retail — 0.7%
Nutrisystem, Inc.(a)	106,170	5,526,149

Internet Software & Services — 4.2%
Alarm.com Holdings, Inc.*(a)	86,415	3,251,796
Alteryx, Inc. (Class A Stock)*(a)	105,600	2,061,312
Box, Inc. (Class A Stock)*(a)	110,230	2,010,595
ChannelAdvisor Corp.*	140,999	1,628,538
Cloudera, Inc.*(a)	121,290	1,943,066
GTT Communications, Inc.*(a)	240,277	7,604,767
LogMeIn, Inc.	50,135	5,239,108
MuleSoft, Inc. (Class A Stock)*(a)	31,500	785,610
Wix.com Ltd. (Israel)*(a)	137,800	9,590,880

		34,115,672

IT Services — 0.8%
EPAM Systems, Inc.*	77,662	6,530,598

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	23,295	2,356,289
NeoGenomics, Inc.*(a)	221,059	1,980,689

		4,336,978

Machinery — 2.0%
Colfax Corp.*	77,543	3,052,868
Kennametal, Inc.	113,797	4,258,284
Manitowoc Co., Inc. (The)*(a)	269,350	1,618,794
Tennant Co.	43,255	3,192,219
Woodward, Inc.	64,059	4,329,107

		16,451,272

Media — 1.6%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	168,997	3,844,682
IMAX Corp.*(a)	193,900	4,265,800
Nexstar Media Group, Inc. (Class A Stock)(a)	84,140	5,031,572

		13,142,054

Metals & Mining — 0.5%
Cliffs Natural Resources, Inc.*(a)	283,577	1,962,353
TimkenSteel Corp.*(a)	137,372	2,111,408

		4,073,761

Multiline Retail — 1.1%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	204,505	8,711,913

Oil, Gas & Consumable Fuels — 1.4%
Callon Petroleum Co.*(a)	473,091	5,019,495
Extraction Oil & Gas, Inc.*(a)	164,088	2,206,984
Matador Resources Co.*(a)	123,187	2,632,506
PDC Energy, Inc.*(a)	37,810	1,629,989

		11,488,974

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products — 0.7%
Boise Cascade Co.*	191,133	$5,810,443

Personal Products — 0.1%
elf Beauty, Inc.*(a)	40,985	1,115,202

Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc.*	44,573	1,208,820
Amphastar Pharmaceuticals, Inc.*	101,963	1,821,059
Nektar Therapeutics*	94,374	1,845,012
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	70,136	2,219,103
Supernus Pharmaceuticals, Inc.*	166,217	7,163,953

		14,257,947

Professional Services — 1.0%
Kforce, Inc.	119,078	2,333,929
WageWorks, Inc.*	82,224	5,525,453

		7,859,382

Road & Rail — 0.5%
Saia, Inc.*	75,037	3,849,398

Semiconductors & Semiconductor Equipment — 4.9%
Cavium, Inc.*	163,280	10,144,586
Cirrus Logic, Inc.*	20,490	1,285,133
Inphi Corp.*(a)	47,351	1,624,139
Integrated Device Technology, Inc.*	244,757	6,312,283
MACOM Technology Solutions Holdings, Inc.*(a)	81,667	4,554,568
MaxLinear, Inc.*	55,900	1,559,051
Microsemi Corp.*	83,357	3,901,108
Monolithic Power Systems, Inc.	41,793	4,028,845
Semtech Corp.*	184,566	6,598,235

		40,007,948

Software — 10.6%
8x8, Inc.*	913,836	13,296,314
Callidus Software, Inc.*	301,191	7,288,822
CyberArk Software Ltd. (Israel)*(a)	62,300	3,111,885
Ellie Mae, Inc.*	65,026	7,147,007
Guidewire Software, Inc.*	57,572	3,955,772
Imperva, Inc.*	102,244	4,892,375
MicroStrategy, Inc. (Class A Stock)*	31,401	6,018,630
Model N, Inc.*	180,605	2,402,047
Paycom Software, Inc.*(a)	17,089	1,169,058
Proofpoint, Inc.*(a)	161,674	14,038,153
Take-Two Interactive Software, Inc.*	62,086	4,555,871
Ultimate Software Group, Inc. (The)*(a)	22,545	4,735,803
Upland Software, Inc.*	110,716	2,434,645
Varonis Systems, Inc.*	296,214	11,019,160

		86,065,542

Specialty Retail — 3.4%
American Eagle Outfitters, Inc.(a)	82,075	989,004
Burlington Stores, Inc.*	75,992	6,990,504
Children’s Place, Inc. (The)(a)	39,679	4,051,226
Finish Line, Inc. (The) (Class A Stock)(a)	145,838	2,066,524
Five Below, Inc.*(a)	163,937	8,093,570
Tile Shop Holdings, Inc.(a)	188,159	3,885,483
Tilly’s, Inc. (Class A Stock)(a)	145,644	1,478,287

		27,554,598

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Sequential Brands Group, Inc.*(a)	241,948	$965,372
Steven Madden Ltd.*	67,712	2,705,094

		3,670,466

Thrifts & Mortgage Finance — 2.4%
BofI Holding, Inc.*	233,974	5,549,863
Essent Group Ltd.*	129,949	4,826,306
LendingTree, Inc.*(a)	51,723	8,906,701

		19,282,870

Trading Companies & Distributors — 0.5%
GMS, Inc.*	144,414	4,058,033

TOTAL LONG-TERM INVESTMENTS (cost $635,927,538)		800,960,903

SHORT-TERM INVESTMENTS — 39.6%
AFFILIATED MUTUAL FUNDS — 38.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	4,746,089	4,746,089
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $308,982,108; includes $308,707,999 of cash collateral for securities on loan)(b)(w)	308,917,826	308,948,718

TOTAL AFFILIATED MUTUAL FUNDS (cost $313,728,197)		313,694,807

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity Funds FedFund Portfolio (cost $6,273,181)	6,273,181	6,273,181

TOTAL SHORT-TERM INVESTMENTS (cost $320,001,378)		319,967,988

TOTAL INVESTMENTS — 138.7% (cost $955,928,916)		1,120,928,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (38.7)%		(312,558,784)

NET ASSETS — 100.0%		$808,370,107

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $300,747,717; cash collateral of $308,707,999 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,809,855	$—	$—
Airlines	10,827,234	—	—
Auto Components	4,815,562	—	—
Banks	54,319,887	—	—
Beverages	798,067	—	—
Biotechnology	80,686,461	—	—
Building Products	24,835,657	—	—
Capital Markets	3,156,174	—	—
Chemicals	2,563,792	—	—
Commercial Services & Supplies	9,452,183	—	—
Communications Equipment	21,271,221	—	—
Construction & Engineering	22,372,971	—	—
Construction Materials	12,384,704	—	—
Diversified Consumer Services	12,784,555	—	—
Diversified Telecommunication Services	9,974,368	—	—
Electrical Equipment	11,323,421	—	—
Electronic Equipment, Instruments & Components	19,211,123	—	—
Energy Equipment & Services	15,904,446	—	—
Equity Real Estate Investment Trusts (REITs)	12,592,067	—	—
Food & Staples Retailing	3,548,447	—	—
Food Products	16,755,743	—	—
Health Care Equipment & Supplies	22,265,141	—	—
Health Care Providers & Services	27,200,971	—	—
Health Care Technology	20,004,072	—	—
Hotels, Restaurants & Leisure	37,616,297	—	—
Household Durables	11,577,284	—	—
Internet & Direct Marketing Retail	5,526,149	—	—
Internet Software & Services	34,115,672	—	—
IT Services	6,530,598	—	—
Life Sciences Tools & Services	4,336,978	—	—
Machinery	16,451,272	—	—
Media	13,142,054	—	—
Metals & Mining	4,073,761	—	—
Multiline Retail	8,711,913	—	—
Oil, Gas & Consumable Fuels	11,488,974	—	—
Paper & Forest Products	5,810,443	—	—
Personal Products	1,115,202	—	—
Pharmaceuticals	14,257,947	—	—
Professional Services	7,859,382	—	—
Road & Rail	3,849,398	—	—
Semiconductors & Semiconductor Equipment	40,007,948	—	—
Software	86,065,542	—	—
Specialty Retail	27,554,598	—	—
Textiles, Apparel & Luxury Goods	3,670,466	—	—
Thrifts & Mortgage Finance	19,282,870	—	—
Trading Companies & Distributors	4,058,033	—	—
Affiliated Mutual Funds	313,694,807	—	—
Unaffiliated Fund	6,273,181	—	—

Total	$1,120,928,891	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (38.2% represents investments purchased with collateral from securities on loan)	38.8%
Software	10.6
Biotechnology	10.0
Banks	6.7
Semiconductors & Semiconductor Equipment	4.9
Hotels, Restaurants & Leisure	4.7
Internet Software & Services	4.2
Specialty Retail	3.4
Health Care Providers & Services	3.4
Building Products	3.1
Construction & Engineering	2.8
Health Care Equipment & Supplies	2.8
Communications Equipment	2.6
Health Care Technology	2.5
Thrifts & Mortgage Finance	2.4
Electronic Equipment, Instruments & Components	2.4
Food Products	2.1
Machinery	2.0
Energy Equipment & Services	2.0
Aerospace & Defense	1.8
Pharmaceuticals	1.8
Media	1.6
Diversified Consumer Services	1.6

Equity Real Estate Investment Trusts (REITs)	1.6%
Construction Materials	1.5
Household Durables	1.4
Oil, Gas & Consumable Fuels	1.4
Electrical Equipment	1.4
Airlines	1.3
Diversified Telecommunication Services	1.2
Commercial Services & Supplies	1.2
Multiline Retail	1.1
Professional Services	1.0
IT Services	0.8
Unaffiliated Fund	0.8
Paper & Forest Products	0.7
Internet & Direct Marketing Retail	0.7
Auto Components	0.6
Life Sciences Tools & Services	0.5
Metals & Mining	0.5
Trading Companies & Distributors	0.5
Road & Rail	0.5
Textiles, Apparel & Luxury Goods	0.5
Food & Staples Retailing	0.4
Capital Markets	0.4
Chemicals	0.3
Personal Products	0.1
Beverages	0.1

138.7
Liabilities in excess of other assets	(38.7)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$300,747,717	$(300,747,717)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $300,747,717:
Unaffiliated investments (cost $642,200,719)	$807,234,084
Affiliated investments (cost $313,728,197)	313,694,807
Receivable for investments sold	8,946,672
Dividends receivable	281,888
Receivable for fund share sold	32,444
Receivable from manager	10,568
Prepaid expenses	1,982

Total Assets	1,130,202,445

LIABILITIES:
Payable to broker for collateral for securities on loan	308,707,999
Payable for investments purchased	12,329,392
Management fees payable	298,526
Accrued expenses and other liabilities	281,599
Payable for fund share repurchased	192,124
Distribution fee payable	22,193
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	140

Total Liabilities	321,832,338

NET ASSETS	$808,370,107

Net assets were comprised of:
Paid-in capital	$311,599,253
Retained earnings	496,770,854

Net assets, June 30, 2017	$808,370,107

Net asset value and redemption price per share, $808,370,107 / 20,380,998 outstanding shares of beneficial interest	$39.66

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$1,332,263
Income from securities lending, net (including affiliated income of $249,609)	458,139
Affiliated dividend income	23,294

1,813,696

EXPENSES
Management fees	2,824,273
Distribution fee	977,726
Custodian and accounting fees	67,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	205
Miscellaneous	11,053

Total expenses	3,913,257
Less: management fee waivers and/or expense reimbursement	(15,644)

Net expenses	3,897,613

NET INVESTMENT INCOME (LOSS)	(2,083,917)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $17,080)	28,225,743
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(50,299))	51,777,219

NET GAIN (LOSS) ON INVESTMENTS	80,002,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,919,045

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,083,917)	$(2,168,984)
Net realized gain (loss) on investment transactions	28,225,743	42,705,306
Net change in unrealized appreciation (depreciation) on investments	51,777,219	34,968,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,919,045	75,505,306

FUND SHARE TRANSACTIONS:
Fund share sold [897,132 and 4,348,996 shares, respectively]	33,726,882	131,435,628
Fund share repurchased [1,562,192 and 6,309,739 shares, respectively]	(59,257,135)	(188,576,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(25,530,253)	(57,141,354)

CAPITAL CONTRIBUTIONS	—	244,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,388,792	18,608,144
NET ASSETS:
Beginning of period	755,981,315	737,373,171

End of period	$808,370,107	$755,981,315

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 97.1%	Shares	Value
Aerospace & Defense — 2.6%
BWX Technologies, Inc.	51,340	$2,502,825
Esterline Technologies Corp.*	33,978	3,221,114
HEICO Corp. (Class A Stock)	109,275	6,780,514
Hexcel Corp.(a)	68,521	3,617,224
Teledyne Technologies, Inc.*	32,113	4,099,224

		20,220,901

Airlines — 0.4%
Azul SA (Brazil)*(a)	158,220	3,335,278

Auto Components — 1.6%
Cooper Tire & Rubber Co.(a)	58,880	2,125,567
LCI Industries	28,870	2,956,288
Tenneco, Inc.	83,335	4,819,263
Visteon Corp.*	29,576	3,018,527

		12,919,645

Banks — 3.6%
FCB Financial Holdings, Inc. (Class A Stock)*	48,255	2,304,176
First Hawaiian, Inc.	65,083	1,992,841
First Merchants Corp.	101,271	4,065,018
Great Western Bancorp, Inc.	59,566	2,430,888
Home BancShares, Inc.(a)	111,910	2,786,559
IBERIABANK Corp.	44,916	3,660,654
Sterling Bancorp(a)	148,759	3,458,647
Texas Capital Bancshares, Inc.*	23,450	1,815,030
Umpqua Holdings Corp.	78,481	1,440,911
Webster Financial Corp.	35,450	1,851,199
Western Alliance Bancorp*	54,107	2,662,064

		28,467,987

Biotechnology — 10.5%
Agios Pharmaceuticals, Inc.*(a)	27,563	1,418,116
Alder Biopharmaceuticals, Inc.*(a)	102,360	1,172,021
Amicus Therapeutics, Inc.*(a)	632,840	6,372,699
Bluebird Bio, Inc.*(a)	76,259	8,011,008
Blueprint Medicines Corp.*	96,342	4,881,649
Calithera Biosciences, Inc.*	85,892	1,275,496
Celyad SA (Belgium), ADR*(a)	32,165	1,363,795
Coherus Biosciences, Inc.*(a)	82,484	1,183,645
Cytokinetics, Inc.*	132,929	1,608,441
Eagle Pharmaceuticals, Inc.*(a)	34,940	2,756,417
Exact Sciences Corp.*(a)	77,700	2,748,249
Five Prime Therapeutics, Inc.*	135,182	4,070,330
Flexion Therapeutics, Inc.*(a)	80,090	1,619,420
GlycoMimetics, Inc.*(a)	46,786	522,132
Ignyta, Inc.*(a)	288,871	2,989,815
Immune Design Corp.*	167,625	1,634,344
Ionis Pharmaceuticals, Inc.*(a)	55,113	2,803,598
Iovance Biotherapeutics, Inc.*	222,291	1,633,839
Jounce Therapeutics, Inc.*(a)	28,100	394,243
Kite Pharma, Inc.*(a)	36,297	3,762,910
Ligand Pharmaceuticals, Inc.*(a)	27,281	3,311,913
Loxo Oncology, Inc.*(a)	111,073	8,906,944
Neurocrine Biosciences, Inc.*(a)	51,528	2,370,288
Otonomy, Inc.*	119,019	2,243,508
Portola Pharmaceuticals, Inc.*	83,132	4,669,524

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Sage Therapeutics, Inc.*(a)	37,589	$2,993,588
Spark Therapeutics, Inc.*(a)	35,605	2,127,043
Trevena, Inc.*	12,700	29,210
Ultragenyx Pharmaceutical, Inc.*(a)	49,643	3,083,327
Vital Therapies, Inc.*(a)	223,301	647,573

		82,605,085

Building Products — 2.2%
AAON, Inc.	98,232	3,619,849
American Woodmark Corp.*	39,039	3,730,176
Apogee Enterprises, Inc.(a)	69,085	3,926,791
Armstrong World Industries, Inc.*(a)	63,670	2,928,819
JELD-WEN Holding, Inc.*	88,780	2,881,799

		17,087,434

Capital Markets — 1.2%
Evercore Partners, Inc. (Class A Stock)	93,357	6,581,668
Financial Engines, Inc.(a)	73,970	2,707,301

		9,288,969

Chemicals — 1.9%
Ashland Global Holdings, Inc.	45,370	2,990,337
Chemours Co. (The)	60,990	2,312,741
Ferro Corp.*	134,580	2,461,468
OMNOVA Solutions, Inc.*	254,781	2,484,115
PolyOne Corp.	118,692	4,598,128

		14,846,789

Commercial Services & Supplies — 1.4%
Advanced Disposal Services, Inc.*	87,231	1,982,761
Brink’s Co. (The)	29,668	1,987,755
Deluxe Corp.	53,685	3,716,076
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	87,576	2,516,934
Viad Corp.	8,300	392,175

		10,595,701

Communications Equipment — 1.2%
Acacia Communications, Inc.*(a)	40,615	1,684,304
Ciena Corp.*	128,938	3,226,029
Lumentum Holdings, Inc.*	81,443	4,646,323

		9,556,656

Construction Materials — 0.7%
Eagle Materials, Inc.	35,330	3,265,199
Summit Materials, Inc. (Class A Stock)*	89,188	2,574,858

		5,840,057

Consumer Finance — 0.2%
OneMain Holdings, Inc.*	51,358	1,262,893

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	276,791	3,814,180

Distributors — 0.4%
Core-Mark Holding Co., Inc.(a)	90,026	2,976,260

Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.*	73,227	5,741,729

Diversified Telecommunication Services — 0.4%
ORBCOMM, Inc.*	158,740	1,793,762
Vonage Holdings Corp.*	247,775	1,620,449

		3,414,211

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment — 0.9%
AZZ, Inc.	60,828	$3,394,202
Generac Holdings, Inc.*(a)	91,688	3,312,687

		6,706,889

Electronic Equipment, Instruments & Components — 2.7%
ePlus, Inc.*	53,159	3,939,082
Fabrinet (Thailand)*	42,024	1,792,744
Itron, Inc.*	67,377	4,564,792
Littelfuse, Inc.	21,197	3,497,505
Orbotech Ltd. (Israel)*	89,910	2,932,864
Rogers Corp.*	39,648	4,306,566

		21,033,553

Energy Equipment & Services — 0.3%
ProPetro Holding Corp.*(a)	131,700	1,838,532
US Silica Holdings, Inc.(a)	24,823	880,968

		2,719,500

Equity Real Estate Investment Trusts (REITs) — 1.4%
CoreSite Realty Corp.	44,309	4,587,311
LaSalle Hotel Properties(a)	102,945	3,067,761
Sunstone Hotel Investors, Inc.	201,835	3,253,580

		10,908,652

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	31,825	3,408,776
PriceSmart, Inc.	44,351	3,885,148

		7,293,924

Food Products — 2.1%
Hostess Brands, Inc.*(a)	511,075	8,228,308
Nomad Foods Ltd. (United Kingdom)*	221,010	3,118,451
Post Holdings, Inc.*	24,727	1,920,052
TreeHouse Foods, Inc.*(a)	42,049	3,434,983

		16,701,794

Health Care Equipment & Supplies — 6.5%
Anika Therapeutics, Inc.*(a)	67,262	3,318,707
AtriCure, Inc.*(a)	120,964	2,933,377
Atrion Corp.	6,680	4,297,243
Cardiovascular Systems, Inc.*	97,914	3,155,768
Globus Medical, Inc. (Class A Stock)*(a)	129,359	4,288,251
ICU Medical, Inc.*	27,103	4,675,268
Integra LifeSciences Holdings Corp.*	126,224	6,880,470
iRhythm Technologies, Inc.*	18,730	795,838
Natus Medical, Inc.*	142,005	5,296,787
NuVasive, Inc.*(a)	86,853	6,680,733
NxStage Medical, Inc.*	102,491	2,569,449
Orthofix International NV*	76,559	3,558,462
Wright Medical Group NV*(a)	96,920	2,664,331

		51,114,684

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*(a)	82,506	4,074,146
Amedisys, Inc.*(a)	65,197	4,095,024
US Physical Therapy, Inc.(a)	35,502	2,144,321
WellCare Health Plans, Inc.*	40,886	7,341,490

		17,654,981

Health Care Technology — 1.0%
Medidata Solutions, Inc.*	46,245	3,616,359

COMMON STOCKS (continued)	Shares	Value
Health Care Technology (continued)
Omnicell, Inc.*	90,941	$3,919,557

		7,535,916

Hotels, Restaurants & Leisure — 5.5%
Bloomin’ Brands, Inc.	176,154	3,739,749
Bob Evans Farms, Inc.	77,440	5,562,515
Dave & Buster’s Entertainment, Inc.*(a)	59,820	3,978,628
Dunkin’ Brands Group, Inc.(a)	72,766	4,010,862
Extended Stay America, Inc.	95,010	1,839,394
La Quinta Holdings, Inc.*	217,091	3,206,434
Marriott Vacations Worldwide Corp.(a)	39,236	4,620,039
Papa John’s International, Inc.(a)	30,081	2,158,613
Planet Fitness, Inc. (Class A Stock)(a)	153,490	3,582,457
Red Rock Resorts, Inc. (Class A Stock)	161,680	3,807,564
Wendy’s Co. (The)	233,670	3,624,222
Wingstop, Inc.(a)	109,412	3,380,831

		43,511,308

Household Durables — 0.7%
TopBuild Corp.*	101,764	5,400,615

Insurance — 0.6%
James River Group Holdings Ltd.	70,504	2,801,124
Primerica, Inc.(a)	20,720	1,569,540

		4,370,664

Internet & Direct Marketing Retail — 0.5%
Blue Apron Holdings, Inc. (Class A Stock)*	134,010	1,251,653
Wayfair, Inc. (Class A Stock)*(a)	39,181	3,012,235

		4,263,888

Internet Software & Services — 3.9%
Cornerstone OnDemand, Inc.*	50,340	1,799,655
Five9, Inc.*	116,988	2,517,582
GrubHub, Inc.*(a)	98,523	4,295,603
j2 Global, Inc.(a)	49,539	4,215,274
LogMeIn, Inc.	85,596	8,944,783
MINDBODY, Inc. (Class A Stock)*(a)	125,220	3,405,984
Q2 Holdings, Inc.*	40,430	1,493,889
Wix.com Ltd. (Israel)*	57,810	4,023,575

		30,696,345

IT Services — 6.7%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	127,565	5,223,787
Blackhawk Network Holdings, Inc.*	133,832	5,835,075
CACI International, Inc. (Class A Stock)*	25,704	3,214,285
Cardtronics PLC (Class A Stock)*(a)	92,752	3,047,831
Cass Information Systems, Inc.(a)	32,286	2,119,253
EPAM Systems, Inc.*	53,064	4,462,152
Euronet Worldwide, Inc.*	64,051	5,596,136
ExlService Holdings, Inc.*	41,577	2,310,850
InterXion Holding NV (Netherlands)*	110,915	5,077,689
MAXIMUS, Inc.	41,338	2,588,999
Square, Inc. (Class A Stock)*	141,160	3,311,614
WEX, Inc.*	56,465	5,887,605
WNS Holdings Ltd. (India), ADR*	108,927	3,742,732

		52,418,008

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.6%
INC Research Holdings, Inc. (Class A Stock)*	53,759	$3,144,902
NanoString Technologies, Inc.*	101,625	1,680,878

		4,825,780

Machinery — 2.2%
Altra Industrial Motion Corp.	94,915	3,777,617
ITT, Inc.	79,998	3,214,320
Milacron Holdings Corp.*	120,881	2,126,297
Rexnord Corp.*	122,390	2,845,568
Welbilt, Inc.*	273,343	5,152,516

		17,116,318

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	70,372	2,997,847

Oil, Gas & Consumable Fuels — 0.7%
Diamondback Energy, Inc.*	20,063	1,781,795
PDC Energy, Inc.*(a)	38,323	1,652,105
Resolute Energy Corp.*(a)	24,648	733,771
WildHorse Resource Development Corp.*(a)	132,400	1,637,788

		5,805,459

Paper & Forest Products — 0.6%
Boise Cascade Co.*	77,282	2,349,373
Louisiana-Pacific Corp.*	103,161	2,487,212

		4,836,585

Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.*(a)	73,338	3,853,912
Aratana Therapeutics, Inc.*(a)	188,820	1,365,169
Catalent, Inc.*	122,404	4,296,380
Dermira, Inc.*(a)	78,174	2,277,990
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	27,000	2,706,750
Intersect ENT, Inc.*	124,233	3,472,312

		17,972,513

Professional Services — 2.2%
Exponent, Inc.	63,215	3,685,435
GP Strategies Corp.*	41,075	1,084,380
Huron Consulting Group, Inc.*	52,050	2,248,560
On Assignment, Inc.*	79,343	4,296,423
WageWorks, Inc.*	84,095	5,651,184

		16,965,982

Real Estate Management & Development — 0.5%
HFF, Inc. (Class A Stock)	111,329	3,870,909

Road & Rail — 1.3%
Genesee & Wyoming, Inc. (Class A Stock)*	43,446	2,971,272
Knight Transportation, Inc.(a)	136,371	5,052,546
Marten Transport Ltd.	78,671	2,155,585

		10,179,403

Semiconductors & Semiconductor Equipment — 4.9%
Cavium, Inc.*	54,708	3,399,008
Cirrus Logic, Inc.*	45,684	2,865,300
Cypress Semiconductor Corp.(a)	187,540	2,559,921
Integrated Device Technology, Inc.*	136,613	3,523,249
MACOM Technology Solutions Holdings, Inc.*(a)	80,358	4,481,566

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc.*	94,899	$2,646,733
MKS Instruments, Inc.(a)	103,296	6,951,821
Monolithic Power Systems, Inc.	44,175	4,258,470
Tower Semiconductor Ltd. (Israel)*(a)	312,785	7,459,922

		38,145,990

Software — 8.3%
Aspen Technology, Inc.*	51,991	2,873,023
Blackbaud, Inc.(a)	48,167	4,130,320
BroadSoft, Inc.*(a)	56,424	2,429,053
Fair Isaac Corp.	60,797	8,475,710
Globant SA*(a)	86,113	3,740,749
Guidewire Software, Inc.*	43,198	2,968,135
HubSpot, Inc.*(a)	55,227	3,631,175
Pegasystems, Inc.	72,022	4,202,484
Proofpoint, Inc.*(a)	88,274	7,664,831
PTC, Inc.*	44,229	2,437,902
RingCentral, Inc. (Class A Stock)*	264,786	9,677,928
Take-Two Interactive Software, Inc.*	52,833	3,876,886
Tyler Technologies, Inc.*	13,325	2,340,803
Ultimate Software Group, Inc. (The)*(a)	19,662	4,130,200
Zendesk, Inc.*	85,331	2,370,495

		64,949,694

Specialty Retail — 2.3%
Burlington Stores, Inc.*	62,250	5,726,378
Five Below, Inc.*(a)	135,543	6,691,758
Lithia Motors, Inc. (Class A Stock)(a)	37,638	3,546,629
Michaels Cos., Inc. (The)*(a)	106,098	1,964,935

		17,929,700

Textiles, Apparel & Luxury Goods — 2.4%
Carter’s, Inc.(a)	47,479	4,223,257
Oxford Industries, Inc.	48,455	3,027,953
Steven Madden Ltd.*	196,255	7,840,387
Wolverine World Wide, Inc.	144,857	4,057,445

		19,149,042

Thrifts & Mortgage Finance — 1.1%
LendingTree, Inc.*(a)	21,127	3,638,069
MGIC Investment Corp.*	230,365	2,580,088
Walker & Dunlop, Inc.*	55,310	2,700,787

		8,918,944

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	100,690	4,933,809
H&E Equipment Services, Inc.	143,570	2,930,264
MSC Industrial Direct Co., Inc. (Class A Stock)	41,650	3,580,234
SiteOne Landscape Supply, Inc.*(a)	60,757	3,163,009

		14,607,316

TOTAL COMMON STOCKS (cost $627,567,886)		762,575,978

UNAFFILIATED EXCHANGE TRADED FUND — 1.1%
iShares Russell 2000 Growth ETF (cost $8,570,203)	51,432	8,680,179

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $636,138,089)		$771,256,157

SHORT-TERM INVESTMENTS — 33.5%
AFFILIATED MUTUAL FUNDS — 32.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	5,504,761	5,504,761
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $249,892,209; includes $249,666,590 of cash collateral for securities on loan)(b)(w)	249,840,490	249,865,474

TOTAL AFFILIATED MUTUAL FUNDS (cost $255,396,970)		255,370,235

UNAFFILIATED FUND — 1.0%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $7,618,412)	7,618,412	7,618,412

TOTAL SHORT-TERM INVESTMENTS (cost $263,015,382)		262,988,647

TOTAL INVESTMENTS — 131.7% (cost $899,153,471)		1,034,244,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (31.7)%		(248,656,299)

NET ASSETS — 100.0%		$785,588,505

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $243,707,067; cash collateral of $249,666,590 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,220,901	$—	$—
Airlines	3,335,278	—	—
Auto Components	12,919,645	—	—
Banks	28,467,987	—	—
Biotechnology	82,605,085	—	—
Building Products	17,087,434	—	—
Capital Markets	9,288,969	—	—
Chemicals	14,846,789	—	—
Commercial Services & Supplies	10,595,701	—	—
Communications Equipment	9,556,656	—	—
Construction Materials	5,840,057	—	—
Consumer Finance	1,262,893	—	—
Containers & Packaging	3,814,180	—	—
Distributors	2,976,260	—	—
Diversified Consumer Services	5,741,729	—	—
Diversified Telecommunication Services	3,414,211	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Electrical Equipment	$6,706,889	$—	$—
Electronic Equipment, Instruments & Components	21,033,553	—	—
Energy Equipment & Services	2,719,500	—	—
Equity Real Estate Investment Trusts (REITs)	10,908,652	—	—
Food & Staples Retailing	7,293,924	—	—
Food Products	16,701,794	—	—
Health Care Equipment & Supplies	51,114,684	—	—
Health Care Providers & Services	17,654,981	—	—
Health Care Technology	7,535,916	—	—
Hotels, Restaurants & Leisure	43,511,308	—	—
Household Durables	5,400,615	—	—
Insurance	4,370,664	—	—
Internet & Direct Marketing Retail	4,263,888	—	—
Internet Software & Services	30,696,345	—	—
IT Services	52,418,008	—	—
Life Sciences Tools & Services	4,825,780	—	—
Machinery	17,116,318	—	—
Multiline Retail	2,997,847	—	—
Oil, Gas & Consumable Fuels	5,805,459	—	—
Paper & Forest Products	4,836,585	—	—
Pharmaceuticals	17,972,513	—	—
Professional Services	16,965,982	—	—
Real Estate Management & Development	3,870,909	—	—
Road & Rail	10,179,403	—	—
Semiconductors & Semiconductor Equipment	38,145,990	—	—
Software	64,949,694	—	—
Specialty Retail	17,929,700	—	—
Textiles, Apparel & Luxury Goods	19,149,042	—	—
Thrifts & Mortgage Finance	8,918,944	—	—
Trading Companies & Distributors	14,607,316	—	—
Unaffiliated Exchange Traded Fund	8,680,179	—	—
Affiliated Mutual Funds	255,370,235	—	—
Unaffiliated Fund	7,618,412	—	—

Total	$1,034,244,804	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (31.8% represents investments purchased with collateral from securities on loan)	32.5%
Biotechnology	10.5
Software	8.3
IT Services	6.7
Health Care Equipment & Supplies	6.5
Hotels, Restaurants & Leisure	5.5
Semiconductors & Semiconductor Equipment	4.9
Internet Software & Services	3.9
Banks	3.6
Electronic Equipment, Instruments & Components	2.7
Aerospace & Defense	2.6
Textiles, Apparel & Luxury Goods	2.4
Pharmaceuticals	2.3
Specialty Retail	2.3
Health Care Providers & Services	2.2
Machinery	2.2
Building Products	2.2
Professional Services	2.2

Food Products	2.1%
Chemicals	1.9
Trading Companies & Distributors	1.9
Auto Components	1.6
Equity Real Estate Investment Trusts (REITs)	1.4
Commercial Services & Supplies	1.4
Road & Rail	1.3
Communications Equipment	1.2
Capital Markets	1.2
Thrifts & Mortgage Finance	1.1
Unaffiliated Exchange Traded Funds	1.1
Unaffiliated Mutual Fund	1.0
Health Care Technology	1.0
Food & Staples Retailing	0.9
Electrical Equipment	0.9
Construction Materials	0.7
Oil, Gas & Consumable Fuels	0.7
Diversified Consumer Services	0.7
Household Durables	0.7
Paper & Forest Products	0.6
Life Sciences Tools & Services	0.6
Insurance	0.6
Internet & Direct Marketing Retail	0.5
Real Estate Management & Development	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Containers & Packaging	0.5%
Diversified Telecommunication Services	0.4
Airlines	0.4
Multiline Retail	0.4
Distributors	0.4
Energy Equipment & Services	0.3

Consumer Finance	0.2%

131.7
Liabilities in excess of other assets	(31.7)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$243,707,067	$(243,707,067)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $243,707,067:
Unaffiliated investments (cost $643,756,501)	$778,874,569
Affiliated investments (cost $255,396,970)	255,370,235
Receivable for investments sold	8,993,470
Dividends receivable	293,395
Tax reclaim receivable	45,905
Receivable from manager	11,792
Receivable for fund share sold	5,230
Prepaid expenses	3,422

Total Assets	1,043,598,018

LIABILITIES:
Payable to broker for collateral for securities on loan	249,666,590
Payable for investments purchased	6,274,364
Payable for fund share repurchased	1,463,668
Management fees payable	330,897
Accrued expenses and other liabilities	252,039
Distribution fee payable	21,590
Affiliated transfer agent fee payable	365

Total Liabilities	258,009,513

NET ASSETS	$785,588,505

Net assets were comprised of:
Paid-in capital	$295,975,176
Retained earnings	489,613,329

Net assets, June 30, 2017	$785,588,505

Net asset value and redemption price per share, $785,588,505 / 44,502,174 outstanding shares of beneficial interest	$17.65

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $4,633 foreign withholding tax)	$1,779,089
Income from securities lending, net (including affiliated income of $199,657)	334,272
Affiliated dividend income	30,462

2,143,823

EXPENSES
Management fees	2,905,633
Distribution fee	939,791
Custodian and accounting fees	69,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	82
Miscellaneous	11,697

Total expenses	3,957,203

NET INVESTMENT INCOME (LOSS)	(1,813,380)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $18,440)	47,832,357

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(42,798))	50,885,696
Foreign currencies	5,587

50,891,283

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	98,723,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,910,260

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,813,380)	$(1,890,412)
Net realized gain (loss) on investment and foreign currency transactions	47,832,357	(24,642,657)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	50,891,283	74,002,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,910,260	47,469,137

FUND SHARE TRANSACTIONS:
Fund share sold [1,382,996 and 8,567,451 shares, respectively]	22,942,576	111,951,510
Fund share repurchased [3,381,126 and 13,877,146 shares, respectively]	(56,422,144)	(184,539,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(33,479,568)	(72,588,390)

CAPITAL CONTRIBUTIONS	—	473,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,430,692	(24,645,516)
NET ASSETS:
Beginning of period	722,157,813	746,803,329

End of period	$785,588,505	$722,157,813

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.5%	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	14,041	$488,065
Engility Holdings, Inc.*	42,300	1,201,320
Hexcel Corp.(a)	83,076	4,385,582
Moog, Inc. (Class A Stock)*	43,550	3,123,406
Triumph Group, Inc.(a)	94,383	2,982,503
Vectrus, Inc.*	136,800	4,421,376

		16,602,252

Airlines — 0.4%
JetBlue Airways Corp.*	16,100	367,563
SkyWest, Inc.	105,700	3,710,070

		4,077,633

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	4,650	72,540
Cooper-Standard Holdings, Inc.*	53,900	5,436,893
Dana, Inc.	201,200	4,492,796
Horizon Global Corp.*(a)	204,265	2,933,245
Stoneridge, Inc.*	116,300	1,792,183

		14,727,657

Banks — 18.6%
1st Source Corp.	5,650	270,861
Allegiance Bancshares, Inc.*	15,500	593,650
Banc of California, Inc.(a)	90,901	1,954,372
Bank of Marin Bancorp	1,600	98,480
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	122,797	4,187,378
BankUnited, Inc.	197,166	6,646,466
Banner Corp.	13,400	757,234
Berkshire Hills Bancorp, Inc.	10,600	372,590
Boston Private Financial Holdings, Inc.	20,300	311,605
Cadence BanCorp*	13,400	293,192
Cathay General Bancorp	26,200	994,290
Central Valley Community Bancorp	12,100	268,136
Chemical Financial Corp.	102,432	4,958,733
Community Trust Bancorp, Inc.	20,546	898,888
CU Bancorp*	12,200	441,030
Customers Bancorp, Inc.*	36,440	1,030,523
Eagle Bancorp, Inc.*	48,186	3,050,174
East West Bancorp, Inc.	20,783	1,217,468
Enterprise Financial Services Corp.	90,100	3,676,080
Farmers National Banc Corp.	44,100	639,450
Fidelity Southern Corp.	120,675	2,758,631
Financial Institutions, Inc.	70,600	2,103,880
First BanCorp. (Puerto Rico)*	799,400	4,628,526
First Business Financial Services, Inc.	26,700	616,236
First Citizens BancShares, Inc. (Class A Stock)	2,500	931,750
First Commonwealth Financial Corp.	47,300	599,764
First Community Bancshares, Inc.	31,400	858,790
First Financial Bancorp	32,700	905,790
First Financial Corp.	6,600	312,180
First Hawaiian, Inc.	24,600	753,252
First Horizon National Corp.(a)	340,298	5,927,991
First Interstate BancSystem, Inc. (Class A Stock)	36,582	1,360,850

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
First Merchants Corp.	105,800	$4,246,812
First Midwest Bancorp, Inc.	43,900	1,023,309
Flushing Financial Corp.	20,600	580,714
FNB Corp.	363,596	5,148,519
Franklin Financial Network, Inc.*	17,800	734,250
Fulton Financial Corp.(a)	159,200	3,024,800
Great Southern Bancorp, Inc.	28,900	1,546,150
Green Bancorp, Inc.*	113,300	2,198,020
Hancock Holding Co.	342,918	16,802,982
Hanmi Financial Corp.	205,575	5,848,609
Heartland Financial USA, Inc.	39,600	1,865,160
Heritage Commerce Corp.	26,400	363,792
Heritage Financial Corp.	105,400	2,793,100
Hilltop Holdings, Inc.	98,600	2,584,306
HomeTrust Bancshares, Inc.*	15,000	366,000
Hope Bancorp, Inc.	188,165	3,509,277
IBERIABANK Corp.	202,319	16,488,999
Independent Bank Corp.	67,800	1,474,650
Independent Bank Corp.(a)	19,500	1,299,675
MainSource Financial Group, Inc.	31,400	1,052,214
MB Financial, Inc.	144,663	6,370,959
Midland States Bancorp, Inc.(a)	14,300	479,336
OFG Bancorp (Puerto Rico)(a)	70,100	701,000
Old Line Bancshares, Inc.	4,600	129,628
Pacific Mercantile Bancorp*	15,055	132,484
PacWest Bancorp	16,800	784,560
Peoples Bancorp, Inc.	38,300	1,230,579
Pinnacle Financial Partners, Inc.	50,510	3,172,028
Preferred Bank	56,000	2,994,320
Premier Financial Bancorp, Inc.	7,150	147,362
Republic Bancorp, Inc. (Class A Stock)	10,346	369,352
Shore Bancshares, Inc.	11,300	185,885
Sierra Bancorp	16,900	414,895
South State Corp.	8,911	763,673
Southern National Bancorp of Virginia, Inc.	12,700	223,520
Southwest Bancorp, Inc.	23,333	596,158
Sterling Bancorp(a)	538,138	12,511,709
Stonegate Bank	19,500	900,510
TCF Financial Corp.	276,838	4,412,798
Texas Capital Bancshares, Inc.*	24,800	1,919,520
Towne Bank	9,496	292,477
TriCo Bancshares	105,500	3,708,325
TriState Capital Holdings, Inc.*	34,000	856,800
Triumph Bancorp, Inc.*	24,200	594,110
Trustmark Corp.	15,200	488,832
Union Bankshares Corp.	14,222	482,126
United Community Banks, Inc.	239,600	6,660,880
Univest Corp. of Pennsylvania	197,662	5,919,977
West Bancorporation, Inc.	12,500	295,625
Wintrust Financial Corp.	75,200	5,748,288

		190,857,294

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	30,500	600,850
AMAG Pharmaceuticals, Inc.*(a)	46,300	851,920
Corvus Pharmaceuticals, Inc.*(a)	106,300	1,286,230
Esperion Therapeutics, Inc.*(a)	43,600	2,017,808
Exelixis, Inc.*	52,000	1,280,760
Immune Design Corp.*	195,700	1,908,075

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Karyopharm Therapeutics, Inc.*	3,378	$30,571
Kite Pharma, Inc.*	5,700	590,919
Lexicon Pharmaceuticals, Inc.*(a)	43,900	722,155
Loxo Oncology, Inc.*(a)	19,200	1,539,648
Momenta Pharmaceuticals, Inc.*	76,200	1,287,780
Novavax, Inc.*(a)	1,313,700	1,510,755
Retrophin, Inc.*(a)	56,000	1,085,840
Rigel Pharmaceuticals, Inc.*	256,300	699,699
Sage Therapeutics, Inc.*(a)	5,300	422,092
Ultragenyx Pharmaceutical, Inc.*(a)	5,300	329,183
Vanda Pharmaceuticals, Inc.*	24,800	404,240

		16,568,525

Building Products — 0.3%
JELD-WEN Holding, Inc.*	28,400	921,864
Universal Forest Products, Inc.	24,000	2,095,440

		3,017,304

Capital Markets — 1.3%
BGC Partners, Inc. (Class A Stock)	122,200	1,544,608
Federated Investors, Inc. (Class B Stock)(a)	56,416	1,593,752
Hercules Capital, Inc.(a)	345,958	4,580,484
Houlihan Lokey, Inc.	15,200	530,480
INTL. FCStone, Inc.*	18,700	706,112
OM Asset Management PLC	117,500	1,746,049
Piper Jaffray Cos	39,500	2,368,025

		13,069,510

Chemicals — 2.3%
Chemours Co. (The)	36,000	1,365,120
FutureFuel Corp.	51,400	775,626
HB Fuller Co.	74,272	3,796,042
Ingevity Corp.*	43,990	2,525,026
Innophos Holdings, Inc.	39,900	1,749,216
Minerals Technologies, Inc.	26,400	1,932,480
Olin Corp.	62,813	1,901,978
OMNOVA Solutions, Inc.*	14,600	142,350
Trinseo SA	81,700	5,612,790
Valvoline, Inc.	168,395	3,994,329

		23,794,957

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	81,700	3,392,184
ACCO Brands Corp.*	521,000	6,069,650
CECO Environmental Corp.	18,400	168,912
Clean Harbors, Inc.*	75,953	4,240,456
Essendant, Inc.	12,100	179,443
Kimball International, Inc. (Class B Stock)	27,300	455,637
LSC Communications, Inc.	3,279	70,171
Matthews International Corp. (Class A Stock)	52,244	3,199,945
Multi-Color Corp.	9,058	739,133
Quad/Graphics, Inc.	195,300	4,476,276
RR Donnelley & Sons Co.	8,711	109,236
Team, Inc.*(a)	191,923	4,500,594
Tetra Tech, Inc.	59,990	2,744,543
Viad Corp.	10,000	472,500
VSE Corp.	38,300	1,722,734

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
West Corp.	110,800	$2,583,856

		35,125,270

Communications Equipment — 0.8%
Extreme Networks, Inc.*	391,600	3,610,552
Oclaro, Inc.*	69,100	645,394
ShoreTel, Inc.*	333,163	1,932,345
Sonus Networks, Inc.*	241,200	1,794,528

		7,982,819

Construction & Engineering — 1.3%
EMCOR Group, Inc.	149,155	9,751,754
HC2 Holdings, Inc.*	313,600	1,843,968
Tutor Perini Corp.*	74,400	2,139,000

		13,734,722

Consumer Finance — 1.2%
Enova International, Inc.*(a)	58,100	862,785
EZCORP, Inc. (Class A Stock)*	187,900	1,446,830
FirstCash, Inc.	34,640	2,019,512
Green Dot Corp. (Class A Stock)*	23,900	920,867
SLM Corp.*	607,648	6,987,952

		12,237,946

Containers & Packaging — 0.4%
Berry Global Group, Inc.*	6,500	370,565
Silgan Holdings, Inc.	130,742	4,154,981

		4,525,546

Diversified Consumer Services — 0.1%
K12, Inc.*	85,900	1,539,328

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	20,200	508,030

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	63,140	2,531,914
IDT Corp. (Class B Stock)	71,300	1,024,581

		3,556,495

Electric Utilities — 3.1%
El Paso Electric Co.	33,500	1,731,950
Genie Energy Ltd. (Class B Stock)(a)	71,600	545,592
Great Plains Energy, Inc.	183,337	5,368,107
IDACORP, Inc.	88,483	7,552,024
MGE Energy, Inc.	15,300	984,555
Portland General Electric Co.	270,474	12,357,957
Spark Energy, Inc. (Class A Stock)(a)	88,100	1,656,280
Westar Energy, Inc.	27,400	1,452,748

		31,649,213

Electrical Equipment — 1.4%
Generac Holdings, Inc.*(a)	99,094	3,580,266
General Cable Corp.(a)	318,200	5,202,570
Regal Beloit Corp.	70,118	5,718,123

		14,500,959

Electronic Equipment, Instruments & Components — 2.4%
Anixter International, Inc.*	6,900	539,580
Benchmark Electronics, Inc.*	119,000	3,843,700
Coherent, Inc.*	10,007	2,251,475
Insight Enterprises, Inc.*	164,300	6,570,357

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
KEMET Corp.*	1,300	$16,640
Kimball Electronics, Inc.*	109,475	1,976,024
Plexus Corp.*(a)	46,300	2,433,991
Sanmina Corp.*	88,768	3,382,061
Tech Data Corp.*	30,044	3,034,444
Vishay Precision Group, Inc.*	24,200	418,660

		24,466,932

Energy Equipment & Services — 0.9%
Archrock, Inc.	97,300	1,109,220
Exterran Corp.*	99,600	2,659,320
Mammoth Energy Services, Inc.*	7,700	143,220
McDermott International, Inc.*	567,100	4,066,107
Select Energy Services, Inc. (Class A Stock)*(a)	142,201	1,727,742

		9,705,609

Equity Real Estate Investment Trusts (REITs) — 8.1%
Agree Realty Corp.	10,100	463,287
American Assets Trust, Inc.	13,000	512,070
American Campus Communities, Inc.	41,100	1,944,030
Ashford Hospitality Trust, Inc.	569,800	3,464,384
Bluerock Residential Growth REIT, Inc.(a)	31,800	409,902
Cedar Realty Trust, Inc.	53,800	260,930
Chatham Lodging Trust	9,000	180,810
Chesapeake Lodging Trust	45,800	1,120,726
Colony Starwood Homes	16,200	555,822
Columbia Property Trust, Inc.	180,568	4,041,112
CorEnergy Infrastructure Trust, Inc., REIT(a)	6,600	221,694
CoreSite Realty Corp.	32,100	3,323,313
Corporate Office Properties Trust	178,439	6,250,718
Cousins Properties, Inc.(a)	335,708	2,950,873
CyrusOne, Inc.(a)	8,300	462,725
DCT Industrial Trust, Inc.	84,200	4,499,648
DiamondRock Hospitality Co.(a)	360,200	3,944,190
EastGroup Properties, Inc.	4,700	393,860
Education Realty Trust, Inc.	130,848	5,070,360
FelCor Lodging Trust, Inc.	33,400	240,814
First Industrial Realty Trust, Inc.	111,600	3,193,992
Franklin Street Properties Corp.	11,800	130,744
GEO Group, Inc. (The)	242,450	7,169,247
Government Properties Income Trust	10,600	194,086
Highwoods Properties, Inc.	34,000	1,724,140
Hudson Pacific Properties, Inc.	22,500	769,275
InfraREIT, Inc.	39,100	748,765
Kite Realty Group Trust	74,500	1,410,285
Lexington Realty Trust	243,308	2,411,182
National Storage Affiliates Trust	36,400	841,204
NexPoint Residential Trust, Inc.	30,613	761,958
Parkway, Inc.(a)	42,874	981,386
Preferred Apartment Communities, Inc. (Class A Stock)	15,600	245,700
QTS Realty Trust, Inc. (Class A Stock)(a)	12,800	669,824
Ramco-Gershenson Properties Trust	29,500	380,550
Retail Opportunity Investments Corp.	169,000	3,243,110
Rexford Industrial Realty, Inc.	65,000	1,783,600
RLJ Lodging Trust	47,600	945,812
Summit Hotel Properties, Inc.	289,100	5,391,715
Sun Communities, Inc.	15,200	1,332,888

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.	224,102	$3,612,524
Xenia Hotels & Resorts, Inc.	249,800	4,838,626

		83,091,881

Food & Staples Retailing — 0.8%
Performance Food Group Co.*	99,741	2,732,903
SpartanNash Co.	159,500	4,140,620
SUPERVALU, Inc.*	198,400	652,736
US Foods Holding Corp.*	27,300	743,106

		8,269,365

Food Products — 3.0%
Darling Ingredients, Inc.*	263,000	4,139,620
Dean Foods Co.(a)	112,700	1,915,900
Hain Celestial Group, Inc. (The)*	164,072	6,369,275
Hostess Brands, Inc.*(a)	212,011	3,413,377
Sanderson Farms, Inc.	7,500	867,375
Snyder’s-Lance, Inc.(a)	94,190	3,260,858
TreeHouse Foods, Inc.*(a)	130,936	10,696,162

		30,662,567

Gas Utilities — 1.1%
New Jersey Resources Corp.	94,900	3,767,530
Southwest Gas Holdings, Inc.	55,100	4,025,606
Spire, Inc.	24,800	1,729,800
WGL Holdings, Inc.	17,800	1,485,054

		11,007,990

Health Care Equipment & Supplies — 0.5%
Integer Holdings Corp.*	47,600	2,058,700
Invacare Corp.(a)	204,700	2,702,040

		4,760,740

Health Care Providers & Services — 3.3%
Addus HomeCare Corp.*	35,400	1,316,880
Community Health Systems, Inc.*	303,500	3,022,860
Cross Country Healthcare, Inc.*	62,300	804,293
Diplomat Pharmacy, Inc.*(a)	98,400	1,456,320
Envision Healthcare Corp.*(a)	92,430	5,792,588
HealthSouth Corp.(a)	134,733	6,521,077
Kindred Healthcare, Inc.	114,000	1,328,100
Molina Healthcare, Inc.*(a)	44,700	3,092,346
Owens & Minor, Inc.(a)	95,400	3,070,926
Patterson Cos., Inc.(a)	122,350	5,744,333
WellCare Health Plans, Inc.*	7,800	1,400,568

		33,550,291

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	16,300	621,030
Buffalo Wild Wings, Inc.*	16,852	2,135,148
Pinnacle Entertainment, Inc.*	26,500	523,640

		3,279,818

Household Durables — 1.1%
Beazer Homes USA, Inc.*	114,400	1,569,568
Hooker Furniture Corp.	33,500	1,378,525
KB Home(a)	220,700	5,290,179
Libbey, Inc.	61,200	493,272
Lifetime Brands, Inc.	96,398	1,749,624

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
NACCO Industries, Inc. (Class A Stock)	5,700	$403,845

		10,885,013

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	190,000	5,703,800

Independent Power & Renewable Electricity Producers — 0.6%
Dynegy, Inc.*(a)	327,300	2,706,771
Ormat Technologies, Inc.	64,000	3,755,520

		6,462,291

Insurance — 4.7%
American Equity Investment Life Holding Co.	289,200	7,600,176
Aspen Insurance Holdings Ltd. (Bermuda)	28,700	1,430,695
Assured Guaranty Ltd.	22,000	918,279
CNO Financial Group, Inc.	304,546	6,358,921
Federated National Holding Co.	38,800	620,800
First American Financial Corp.	54,700	2,444,543
Hanover Insurance Group, Inc. (The)	61,834	5,480,347
Horace Mann Educators Corp.	171,017	6,464,443
Infinity Property & Casualty Corp.	46,578	4,378,332
Kinsale Capital Group, Inc.	38,300	1,428,973
Maiden Holdings Ltd.(a)	85,800	952,379
Selective Insurance Group, Inc.	36,300	1,816,815
Stewart Information Services Corp.	57,600	2,613,888
United Fire Group, Inc.	6,900	304,014
Universal Insurance Holdings, Inc.(a)	17,500	441,000
Validus Holdings Ltd.	88,288	4,588,327

		47,841,932

Internet Software & Services — 0.1%
Bankrate, Inc.*(a)	44,200	567,970
Limelight Networks, Inc.*	322,700	932,603

		1,500,573

IT Services — 3.3%
Blackhawk Network Holdings, Inc.*	142,020	6,192,072
CACI International, Inc. (Class A Stock)*	28,087	3,512,279
CSRA, Inc.	217,785	6,914,674
ExlService Holdings, Inc.*	51,452	2,859,702
Sykes Enterprises, Inc.*	92,700	3,108,231
Travelport Worldwide Ltd.	330,500	4,547,680
Unisys Corp.*(a)	186,300	2,384,640
Virtusa Corp.*(a)	137,557	4,044,176

		33,563,454

Leisure Products — 0.3%
Callaway Golf Co.	204,488	2,613,357

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	52,649	5,325,446

Machinery — 4.6%
Actuant Corp. (Class A Stock)(a)	121,195	2,981,397
Altra Industrial Motion Corp.	68,685	2,733,663
EnPro Industries, Inc.	91,360	6,520,363
FreightCar America, Inc.	17,800	309,542
Global Brass & Copper Holdings, Inc.	195,800	5,981,690
Hurco Cos., Inc.	4,900	170,275
Hyster-Yale Materials Handling, Inc.	16,100	1,131,025

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
ITT, Inc.	108,605	$4,363,749
Kadant, Inc.	47,300	3,556,960
Kennametal, Inc.	14,700	550,074
LB Foster Co. (Class A Stock)	12,700	272,415
Meritor, Inc.*	250,800	4,165,788
Milacron Holdings Corp.*	169,411	2,979,940
Standex International Corp.	56,174	5,094,982
TriMas Corp.*	180,580	3,765,093
Wabash National Corp.(a)	96,800	2,127,664

		46,704,620

Marine — 0.1%
Costamare, Inc. (Monaco)(a)	200,171	1,463,250

Media — 0.9%
Gray Television, Inc.*	58,300	798,710
Nexstar Media Group, Inc. (Class A Stock)(a)	68,588	4,101,562
Salem Media Group, Inc.	105,200	746,920
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	67,816	2,231,146
tronc, Inc.*	85,200	1,098,228

		8,976,566

Metals & Mining — 1.1%
AK Steel Holding Corp.*(a)	404,000	2,654,280
Allegheny Technologies, Inc.(a)	237,582	4,041,270
Cliffs Natural Resources, Inc.*(a)	253,300	1,752,836
Commercial Metals Co.	77,800	1,511,654
Ryerson Holding Corp.*	6,600	65,340
Schnitzer Steel Industries, Inc. (Class A Stock)	16,100	405,720
Warrior Met Coal, Inc.(a)	53,700	919,881

		11,350,981

Mortgage Real Estate Investment Trusts (REITs) — 1.8%
AG Mortgage Investment Trust, Inc.	15,000	274,500
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	240,787	7,608,869
Capstead Mortgage Corp.(a)	380,003	3,963,431
Invesco Mortgage Capital, Inc.	148,300	2,478,093
Redwood Trust, Inc.(a)	235,200	4,007,808

		18,332,701

Multi-Utilities — 0.5%
NorthWestern Corp.	66,062	4,031,103
Unitil Corp.	12,700	613,537

		4,644,640

Oil, Gas & Consumable Fuels — 3.3%
Abraxas Petroleum Corp.*	1,126,400	1,824,768
Arch Coal, Inc. (Class A Stock)(a)	9,200	628,360
Bill Barrett Corp.*(a)	171,428	526,284
Callon Petroleum Co.*(a)	298,981	3,172,188
Carrizo Oil & Gas, Inc.*(a)	166,879	2,907,032
Delek US Holdings, Inc.	161,400	4,267,416
Denbury Resources, Inc.*(a)	1,406,800	2,152,404
Eclipse Resources Corp.*	307,900	880,594
EP Energy Corp. (Class A Stock)*(a)	172,400	630,984
Green Plains, Inc.(a)	21,500	441,825
International Seaways, Inc.	44,400	962,148

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc.*	41,500	$525,805
Pacific Ethanol, Inc.*	155,600	972,500
Par Pacific Holdings, Inc.*(a)	33,400	602,536
Peabody Energy Corp.*(a)	13,100	320,295
Renewable Energy Group, Inc.*(a)	56,600	732,970
REX American Resources Corp.*(a)	3,800	366,928
SemGroup Corp. (Class A Stock)	79,700	2,151,900
SRC Energy, Inc.*(a)	554,616	3,732,566
W&T Offshore, Inc.*(a)	657,800	1,289,288
Westmoreland Coal Co.*	11,000	53,570
World Fuel Services Corp.	133,960	5,150,762

		34,293,123

Paper & Forest Products — 0.5%
Boise Cascade Co.*	25,200	766,080
KapStone Paper and Packaging Corp.	23,400	482,742
Louisiana-Pacific Corp.*	45,000	1,084,950
Schweitzer-Mauduit International, Inc.	66,900	2,490,687

		4,824,459

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	34,000	607,240
Lannett Co., Inc.*(a)	14,700	299,880
Revance Therapeutics, Inc.*(a)	26,400	696,960
Zogenix, Inc.*(a)	108,000	1,566,000

		3,170,080

Professional Services — 2.0%
Acacia Research Corp.*	229,800	942,180
Heidrick & Struggles International, Inc.	30,200	656,850
Huron Consulting Group, Inc.*	97,437	4,209,278
Kelly Services, Inc. (Class A Stock)	101,100	2,269,695
Korn/Ferry International	171,443	5,919,927
TriNet Group, Inc.*	68,200	2,232,868
TrueBlue, Inc.*	150,300	3,982,950

		20,213,748

Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	21,500	368,725

Road & Rail — 0.9%
ArcBest Corp.	221,700	4,567,020
Roadrunner Transportation Systems, Inc.*	159,000	1,155,930
Schneider National, Inc. (Class B Stock)(a)	30,700	686,759
YRC Worldwide, Inc.*	266,600	2,964,592

		9,374,301

Semiconductors & Semiconductor Equipment — 1.9%
Alpha & Omega Semiconductor Ltd.*	109,119	1,819,014
Amkor Technology, Inc.*	335,200	3,274,904
First Solar, Inc.*(a)	17,500	697,900
IXYS Corp.*	249,100	4,097,695
MACOM Technology Solutions Holdings, Inc.*(a)	69,568	3,879,807
MKS Instruments, Inc.(a)	27,869	1,875,584
Semtech Corp.*	91,505	3,271,304
Xcerra Corp.*	53,100	518,787

		19,434,995

Software — 1.5%
BroadSoft, Inc.*(a)	94,492	4,067,881

COMMON STOCKS (continued)	Shares	Value
Software (continued)
QAD, Inc. (Class A Stock)	23,100	$740,355
RingCentral, Inc. (Class A Stock)*	9,400	343,570
Rubicon Project, Inc. (The)*	37,600	193,264
Take-Two Interactive Software, Inc.*	87,300	6,406,074
TiVo Corp.	193,950	3,617,168

		15,368,312

Specialty Retail — 3.3%
Caleres, Inc.	54,500	1,514,010
Children’s Place, Inc. (The)(a)	37,600	3,838,960
DSW, Inc. (Class A Stock)(a)	148,786	2,633,512
Express, Inc.*	81,087	547,337
Floor & Decor Holdings, Inc. (Class A Stock)*	10,800	424,008
Michaels Cos., Inc. (The)*(a)	86,553	1,602,962
Murphy USA, Inc.*(a)	134,618	9,976,540
Office Depot, Inc.	1,423,400	8,027,976
Pier 1 Imports, Inc.(a)	323,600	1,679,484
Tailored Brands, Inc.(a)	289,250	3,228,030

		33,472,819

Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc.(a)	181,825	5,091,100

Textiles, Apparel & Luxury Goods — 0.9%
Iconix Brand Group, Inc.*(a)	401,600	2,775,056
Oxford Industries, Inc.	44,304	2,768,557
Perry Ellis International, Inc.*	37,100	721,966
Steven Madden Ltd.*	73,069	2,919,107

		9,184,686

Thrifts & Mortgage Finance — 1.9%
Charter Financial Corp.	39,100	703,800
Dime Community Bancshares, Inc.	71,300	1,397,480
First Defiance Financial Corp.	14,600	769,128
Flagstar Bancorp, Inc.*	42,570	1,312,007
HomeStreet, Inc.*	31,500	871,763
Meta Financial Group, Inc.	31,500	2,803,500
MGIC Investment Corp.*	209,500	2,346,400
PennyMac Financial Services, Inc. (Class A Stock)*	127,800	2,134,260
Provident Financial Holdings, Inc.	8,700	167,475
Radian Group, Inc.	22,200	362,970
United Community Financial Corp.	37,900	314,949
Walker & Dunlop, Inc.*(a)	120,600	5,888,898
WSFS Financial Corp.	4,900	222,215

		19,294,845

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	4,100	242,105
DXP Enterprises, Inc.*	41,300	1,424,850
MRC Global, Inc.*	278,300	4,597,516
Neff Corp.	200	3,800
NOW, Inc.*	293,700	4,722,696
Titan Machinery, Inc.*	59,400	1,068,012
Veritiv Corp.*	32,400	1,458,000

		13,516,979

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	5,900	222,076

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities (continued)
Consolidated Water Co., Ltd. (Cayman Islands)(a)	51,700	$641,079

		863,155

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc.*	100	80

TOTAL COMMON STOCKS (cost $853,479,489)		1,010,710,684

UNAFFILIATED EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF(a) (cost $1,578,699)	13,539	1,609,381

TOTAL LONG-TERM INVESTMENTS (cost $855,058,188)		1,012,320,065

SHORT-TERM INVESTMENTS — 20.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	9,064,407	9,064,407
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $205,143,910; includes $204,954,079 of cash collateral for securities on loan)(b)(w)	205,102,434	205,122,944

TOTAL SHORT-TERM INVESTMENTS (cost $214,208,317)		214,187,351

Value
TOTAL INVESTMENTS — 119.6% (cost $1,069,266,505)	$1,226,507,416
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (19.6)%	(200,989,494)

NET ASSETS — 100.0%	$1,025,517,922

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,351,349; cash collateral of $204,954,079 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
119	Russell 2000 Mini Index	Sep. 2017	$8,359,999	$8,415,085	$55,086

Cash of $776,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,602,252	$—	$—
Airlines	4,077,633	—	—
Auto Components	14,727,657	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Banks	$190,857,294	$—	$—
Biotechnology	16,568,525	—	—
Building Products	3,017,304	—	—
Capital Markets	13,069,510	—	—
Chemicals	23,794,957	—	—
Commercial Services & Supplies	35,125,270	—	—
Communications Equipment	7,982,819	—	—
Construction & Engineering	13,734,722	—	—
Consumer Finance	12,237,946	—	—
Containers & Packaging	4,525,546	—	—
Diversified Consumer Services	1,539,328	—	—
Diversified Financial Services	508,030	—	—
Diversified Telecommunication Services	3,556,495	—	—
Electric Utilities	31,649,213	—	—
Electrical Equipment	14,500,959	—	—
Electronic Equipment, Instruments & Components	24,466,932	—	—
Energy Equipment & Services	9,705,609	—	—
Equity Real Estate Investment Trusts (REITs)	83,091,881	—	—
Food & Staples Retailing	8,269,365	—	—
Food Products	30,662,567	—	—
Gas Utilities	11,007,990	—	—
Health Care Equipment & Supplies	4,760,740	—	—
Health Care Providers & Services	33,550,291	—	—
Hotels, Restaurants & Leisure	3,279,818	—	—
Household Durables	10,885,013	—	—
Household Products	5,703,800	—	—
Independent Power & Renewable Electricity Producers	6,462,291	—	—
Insurance	47,841,932	—	—
Internet Software & Services	1,500,573	—	—
IT Services	33,563,454	—	—
Leisure Products	2,613,357	—	—
Life Sciences Tools & Services	5,325,446	—	—
Machinery	46,704,620	—	—
Marine	1,463,250	—	—
Media	8,976,566	—	—
Metals & Mining	11,350,981	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,332,701	—	—
Multi-Utilities	4,644,640	—	—
Oil, Gas & Consumable Fuels	34,293,123	—	—
Paper & Forest Products	4,824,459	—	—
Pharmaceuticals	3,170,080	—	—
Professional Services	20,213,748	—	—
Real Estate Management & Development	368,725	—	—
Road & Rail	9,374,301	—	—
Semiconductors & Semiconductor Equipment	19,434,995	—	—
Software	15,368,312	—	—
Specialty Retail	33,472,819	—	—
Technology Hardware, Storage & Peripherals	5,091,100	—	—
Textiles, Apparel & Luxury Goods	9,184,686	—	—
Thrifts & Mortgage Finance	19,294,845	—	—
Trading Companies & Distributors	13,516,979	—	—
Water Utilities	863,155	—	—
Wireless Telecommunication Services	80	—	—
Unaffiliated Exchange Traded Fund	1,609,381	—	—
Affiliated Mutual Funds	214,187,351	—	—
Other Financial Instruments*
Futures Contracts	55,086	—	—

Total	$1,226,562,502	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (20.0% represents investments purchased with collateral from securities on loan)	20.9%
Banks	18.6
Equity Real Estate Investment Trusts (REITs)	8.1
Insurance	4.7
Machinery	4.6
Commercial Services & Supplies	3.4
Oil, Gas & Consumable Fuels	3.3
IT Services	3.3
Health Care Providers & Services	3.3
Specialty Retail	3.3
Electric Utilities	3.1
Food Products	3.0
Electronic Equipment, Instruments & Components	2.4
Chemicals	2.3
Professional Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Thrifts & Mortgage Finance	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.8
Aerospace & Defense	1.6
Biotechnology	1.6
Software	1.5
Auto Components	1.4
Electrical Equipment	1.4
Construction & Engineering	1.3
Trading Companies & Distributors	1.3
Capital Markets	1.3
Consumer Finance	1.2
Metals & Mining	1.1
Gas Utilities	1.1

Household Durables	1.1%
Energy Equipment & Services	0.9
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.9
Media	0.9
Food & Staples Retailing	0.8
Communications Equipment	0.8
Independent Power & Renewable Electricity Producers	0.6
Household Products	0.6
Life Sciences Tools & Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Paper & Forest Products	0.5
Health Care Equipment & Supplies	0.5
Multi-Utilities	0.5
Containers & Packaging	0.4
Airlines	0.4
Diversified Telecommunication Services	0.3
Hotels, Restaurants & Leisure	0.3
Pharmaceuticals	0.3
Building Products	0.3
Leisure Products	0.3
Unaffiliated Exchange Traded Fund	0.2
Diversified Consumer Services	0.1
Internet Software & Services	0.1
Marine	0.1
Water Utilities	0.1
Diversified Financial Services	0.0	*
Real Estate Management & Development	0.0	*
Wireless Telecommunication Services	0.0	*

	119.6
Liabilities in excess of other assets	(19.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$55,086	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$156,223

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$520,591

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long position was $14,851,886.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$199,351,349	$(199,351,349)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $199,351,349:
Unaffiliated investments (cost $855,058,188)	$1,012,320,065
Affiliated investments (cost $214,208,317)	214,187,351
Cash	13,908
Deposit with broker for futures	776,000
Receivable for investments sold	12,831,223
Receivable for fund share sold	1,723,021
Dividends receivable	1,490,140
Receivable from manager	10,417
Tax reclaim receivable	2,070
Prepaid expenses	6,809

Total Assets	1,243,361,004

LIABILITIES:
Payable to broker for collateral for securities on loan	204,954,079
Payable for investments purchased	5,423,394
Payable for fund share repurchased	5,000,696
Loan payable	1,775,000
Management fees payable	381,295
Accrued expenses and other liabilities	257,806
Distribution fee payable	28,432
Due to broker-variation margin futures	22,015
Affiliated transfer agent fee payable	365

Total Liabilities	217,843,082

NET ASSETS	$1,025,517,922

Net assets were comprised of:
Paid-in capital	$314,546,506
Retained earnings	710,971,416

Net assets, June 30, 2017	$1,025,517,922

Net asset value and redemption price per share, $1,025,517,922 / 38,355,560 outstanding shares of beneficial interest	$26.74

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $8,270 foreign withholding tax)	$6,846,770
Income from securities lending, net (including affiliated income of $158,625)	533,089
Affiliated dividend income	99,168

7,479,027

EXPENSES
Management fees	3,791,600
Distribution fee	1,321,971
Custodian and accounting fees	92,000
Audit fee	13,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	205
Miscellaneous	12,821

Total expenses	5,253,597

NET INVESTMENT INCOME (LOSS)	2,225,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,697)	63,691,773
Futures transactions	156,223

63,847,996

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(26,951))	(64,925,223)
Futures	520,591
Foreign currencies	54

(64,404,578)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(556,582)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,668,848

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,225,430	$4,517,924
Net realized gain (loss) on investment and foreign currency transactions	63,847,996	41,558,893
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(64,404,578)	189,209,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,668,848	235,286,335

FUND SHARE TRANSACTIONS:
Fund share sold [2,613,803 and 8,552,311 shares, respectively]	69,705,947	190,305,364
Fund share repurchased [4,192,915 and 14,159,648 shares, respectively]	(111,454,964)	(302,153,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(41,749,017)	(111,848,552)

CAPITAL CONTRIBUTIONS	—	1,583,495

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,080,169)	125,021,278
NET ASSETS:
Beginning of period	1,065,598,091	940,576,813

End of period	$1,025,517,922	$1,065,598,091

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 98.0%	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	385,722	$76,276,526

Airlines — 2.7%
Alaska Air Group, Inc.	281,713	25,286,559
American Airlines Group, Inc.(a)	729,698	36,718,403

		62,004,962

Automobiles — 1.4%
Ferrari NV (Italy)	115,699	9,952,428
Tesla, Inc.*(a)	58,700	21,226,507

		31,178,935

Banks — 1.5%
Citizens Financial Group, Inc.	290,900	10,379,312
First Republic Bank	241,322	24,156,332

		34,535,644

Biotechnology — 5.0%
Alexion Pharmaceuticals, Inc.*	215,923	26,271,351
Alnylam Pharmaceuticals, Inc.*(a)	56,147	4,478,285
Biogen, Inc.*	92,730	25,163,213
Celgene Corp.*	99,216	12,885,182
Incyte Corp.*	84,000	10,576,440
Vertex Pharmaceuticals, Inc.*	266,515	34,345,788

		113,720,259

Building Products — 0.4%
Fortune Brands Home & Security, Inc.	135,999	8,872,575

Capital Markets — 4.9%
Charles Schwab Corp. (The)	331,792	14,253,784
Intercontinental Exchange, Inc.	484,950	31,967,904
Morgan Stanley	1,053,372	46,938,256
TD Ameritrade Holding Corp.	411,948	17,709,645

		110,869,589

Commercial Services & Supplies — 0.9%
Waste Connections, Inc. (Canada)	333,350	21,474,407

Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	133,500	13,374,030

Health Care Equipment & Supplies — 6.6%
Becton, Dickinson and Co.	197,705	38,574,223
Danaher Corp.	253,600	21,401,304
Intuitive Surgical, Inc.*	61,167	57,213,777
Stryker Corp.(a)	232,421	32,255,386

		149,444,690

Health Care Providers & Services — 7.7%
Aetna, Inc.	91,006	13,817,441
Anthem, Inc.	121,400	22,838,982
Centene Corp.*	141,200	11,279,056
Cigna Corp.	186,342	31,191,787
Humana, Inc.	123,209	29,646,550
UnitedHealth Group, Inc.	351,900	65,249,298

		174,023,114

Hotels, Restaurants & Leisure — 3.2%
Hilton Worldwide Holdings, Inc.	358,349	22,163,886
MGM Resorts International	538,023	16,834,740

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Restaurant Brands International, Inc. (Canada)	42,563	$2,661,890
Starbucks Corp.	369,472	21,543,912
Yum! Brands, Inc.	129,500	9,551,920

		72,756,348

Internet & Direct Marketing Retail — 13.2%
Amazon.com, Inc.*	172,047	166,541,496
Netflix, Inc.*	91,800	13,715,838
Priceline Group, Inc. (The)*	64,500	120,648,540

		300,905,874

Internet Software & Services — 15.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	392,200	55,260,980
Alphabet, Inc. (Class A Stock)*	110,860	103,064,325
Alphabet, Inc. (Class C Stock)*	62,513	56,807,438
Facebook, Inc. (Class A Stock)*	689,500	104,100,710
Tencent Holdings Ltd. (China), ADR(a)	656,900	23,622,124

		342,855,577

IT Services — 6.6%
PayPal Holdings, Inc.*	981,000	52,650,270
Visa, Inc. (Class A Stock)(a)	1,028,300	96,433,974

		149,084,244

Machinery — 0.5%
Fortive Corp.	175,750	11,133,763

Multiline Retail — 1.5%
Dollar General Corp.	470,300	33,903,927

Pharmaceuticals — 1.0%
Merck & Co., Inc.	366,300	23,476,167

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV (Netherlands)(a)	62,800	8,183,467
NVIDIA Corp.	33,800	4,886,128
NXP Semiconductors NV (Netherlands)*	208,614	22,832,802
Xilinx, Inc.	283,793	18,253,566

		54,155,963

Software — 10.4%
Electronic Arts, Inc.*	134,200	14,187,624
Intuit, Inc.	204,923	27,215,824
Microsoft Corp.	1,321,600	91,097,888
Red Hat, Inc.*	295,600	28,303,700
salesforce.com, Inc.*	454,500	39,359,700
ServiceNow, Inc.*	258,304	27,380,224
Snap, Inc. (Class A Stock)*(a)	433,781	7,708,288
Workday, Inc. (Class A Stock)*(a)	15,000	1,455,000

		236,708,248

Specialty Retail — 2.5%
Home Depot, Inc. (The)	205,500	31,523,700
O’Reilly Automotive, Inc.*(a)	57,800	12,643,172
Ross Stores, Inc.	227,300	13,122,029

		57,288,901

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	629,800	90,703,796

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco — 1.5%
Philip Morris International, Inc.	296,900	$34,870,905

Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.*	384,500	23,308,390

TOTAL LONG-TERM INVESTMENTS (cost $1,666,533,391)		2,226,926,834

SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	49,035,618	49,035,618
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $185,861,941; includes $185,687,888 of cash collateral for securities on loan)(b)(w)	185,826,890	185,845,473

TOTAL SHORT-TERM INVESTMENTS (cost $234,897,559)		234,881,091

TOTAL INVESTMENTS — 108.3% (cost $1,901,430,950)		2,461,807,925
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(189,105,084)

NET ASSETS — 100.0%		$2,272,702,841

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,031,870; cash collateral of $185,687,888 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,276,526	$—	$—
Airlines	62,004,962	—	—
Automobiles	31,178,935	—	—
Banks	34,535,644	—	—
Biotechnology	113,720,259	—	—
Building Products	8,872,575	—	—
Capital Markets	110,869,589	—	—
Commercial Services & Supplies	21,474,407	—	—
Equity Real Estate Investment Trusts (REITs)	13,374,030	—	—
Health Care Equipment & Supplies	149,444,690	—	—
Health Care Providers & Services	174,023,114	—	—
Hotels, Restaurants & Leisure	72,756,348	—	—
Internet & Direct Marketing Retail	300,905,874	—	—
Internet Software & Services	342,855,577	—	—
IT Services	149,084,244	—	—
Machinery	11,133,763	—	—
Multiline Retail	33,903,927	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$23,476,167	$—	$—
Semiconductors & Semiconductor Equipment	54,155,963	—	—
Software	236,708,248	—	—
Specialty Retail	57,288,901	—	—
Technology Hardware, Storage & Peripherals	90,703,796	—	—
Tobacco	34,870,905	—	—
Wireless Telecommunication Services	23,308,390	—	—
Affiliated Mutual Funds	234,881,091	—	—

Total	$2,461,807,925	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Internet Software & Services	15.1%
Internet & Direct Marketing Retail	13.2
Software	10.4
Affiliated Mutual Funds (8.2% represents investments purchased with collateral from securities on loan)	10.3
Health Care Providers & Services	7.7
Health Care Equipment & Supplies	6.6
IT Services	6.6
Biotechnology	5.0
Capital Markets	4.9
Technology Hardware, Storage & Peripherals	4.0
Aerospace & Defense	3.4
Hotels, Restaurants & Leisure	3.2

Airlines	2.7%
Specialty Retail	2.5
Semiconductors & Semiconductor Equipment	2.4
Tobacco	1.5
Banks	1.5
Multiline Retail	1.5
Automobiles	1.4
Pharmaceuticals	1.0
Wireless Telecommunication Services	1.0
Commercial Services & Supplies	0.9
Equity Real Estate Investment Trusts (REITs)	0.6
Machinery	0.5
Building Products	0.4

108.3
Liabilities in excess of other assets	(8.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$183,031,870	$(183,031,870)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $183,031,870:
Unaffiliated investments (cost $1,666,533,391)	$2,226,926,834
Affiliated investments (cost $234,897,559)	234,881,091
Dividends receivable	883,815
Receivable for investments sold	451,051
Receivable from manager	46,531
Receivable for fund share sold	27,814
Tax reclaim receivable	26,496
Prepaid expenses	3,293

Total Assets	2,463,246,925

LIABILITIES:
Payable to broker for collateral for securities on loan	185,687,888
Payable for fund share repurchased	3,320,924
Payable for investments purchased	626,163
Management fees payable	581,654
Accrued expenses and other liabilities	264,089
Distribution fee payable	62,850
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	151

Total Liabilities	190,544,084

NET ASSETS	$2,272,702,841

Net assets were comprised of:
Paid-in capital	$802,465,496
Retained earnings	1,470,237,345

Net assets, June 30, 2017	$2,272,702,841

Net asset value and redemption price per share, $2,272,702,841 / 75,552,716 outstanding shares of beneficial interest	$30.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $44,600 foreign withholding tax)	$8,091,909
Income from securities lending, net (including affiliated income of $176,661)	501,702
Affiliated dividend income	190,668

8,784,279

EXPENSES
Management fees	6,809,941
Distribution fee	2,484,725
Custodian and accounting fees	116,000
Trustees’ fees	13,000
Audit fee	12,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	18,616

Total expenses	9,467,282
Less: management fee waivers and/or expense reimbursement	(147,496)

Net expenses	9,319,786

NET INVESTMENT INCOME (LOSS)	(535,507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(5,612))	99,020,888

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,838))	247,711,805
Foreign currencies	533

247,712,338

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	346,733,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$346,197,719

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(535,507)	$(1,030,926)
Net realized gain (loss) on investment transactions	99,020,888	116,548,662
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	247,712,338	(103,849,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	346,197,719	11,668,210

FUND SHARE TRANSACTIONS:
Fund share sold [12,876,949 and 13,320,970 shares, respectively]	362,814,050	302,089,210
Fund share repurchased [3,536,752 and 27,991,414 shares, respectively]	(100,078,066)	(630,080,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	262,735,984	(327,991,698)

CAPITAL CONTRIBUTIONS	—	1,230,526

TOTAL INCREASE (DECREASE) IN NET ASSETS	608,933,703	(315,092,962)
NET ASSETS:
Beginning of period	1,663,769,138	1,978,862,100

End of period	$2,272,702,841	$1,663,769,138

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 96.8%	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	90,130	$17,823,208
Raytheon Co.	46,262	7,470,388
United Technologies Corp.	101,235	12,361,806

		37,655,402

Airlines — 1.1%
Southwest Airlines Co.	190,300	11,825,242

Automobiles — 0.4%
General Motors Co.	132,253	4,619,597

Banks — 12.3%
Citigroup, Inc.	330,885	22,129,589
Fifth Third Bancorp	795,705	20,656,502
JPMorgan Chase & Co.	506,776	46,319,326
U.S. Bancorp	324,534	16,849,805
Wells Fargo & Co.	541,865	30,024,740

		135,979,962

Beverages — 1.5%
PepsiCo, Inc.	147,245	17,005,325

Biotechnology — 0.7%
Gilead Sciences, Inc.	116,322	8,233,271

Building Products — 1.6%
Johnson Controls International PLC	394,031	17,085,184

Capital Markets — 5.9%
Ameriprise Financial, Inc.	96,357	12,265,283
Bank of New York Mellon Corp. (The)	391,938	19,996,677
Invesco Ltd.	187,869	6,611,110
Morgan Stanley	594,546	26,492,970

		65,366,040

Chemicals — 2.1%
CF Industries Holdings, Inc.(a)	280,900	7,853,964
E.I. du Pont de Nemours & Co.	186,852	15,080,825

		22,934,789

Commercial Services & Supplies — 0.6%
Stericycle, Inc.*	87,614	6,686,700

Communications Equipment — 1.6%
Cisco Systems, Inc.	569,685	17,831,141

Construction Materials — 0.7%
Vulcan Materials Co.	57,221	7,248,756

Consumer Finance — 1.0%
American Express Co.	131,464	11,074,527

Containers & Packaging — 0.9%
International Paper Co.	172,247	9,750,903

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	303,538	13,556,007

Electric Utilities — 5.8%
Exelon Corp.	440,216	15,878,591
PG&E Corp.	464,302	30,815,724
Southern Co. (The)	289,200	13,846,896
Westar Energy, Inc.	73,800	3,912,876

		64,454,087

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	132,180	$10,399,922

Equity Real Estate Investment Trusts (REITs) — 1.3%
VEREIT, Inc.	856,186	6,969,354
Weyerhaeuser Co.	214,765	7,194,628

		14,163,982

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	163,140	12,346,435

Food Products — 2.7%
Bunge Ltd.	147,438	10,998,875
Tyson Foods, Inc. (Class A Stock)	300,052	18,792,257

		29,791,132

Health Care Equipment & Supplies — 3.4%
Becton, Dickinson and Co.	29,941	5,841,789
Hologic, Inc.*	234,853	10,657,629
Medtronic PLC	242,287	21,502,971

		38,002,389

Health Care Providers & Services — 1.7%
Aetna, Inc.	126,839	19,257,965

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	134,066	8,790,708
Las Vegas Sands Corp.	117,264	7,491,998

		16,282,706

Household Products — 0.9%
Procter & Gamble Co. (The)	117,345	10,226,617

Industrial Conglomerates — 1.4%
General Electric Co.	562,274	15,187,021

Insurance — 6.1%
American International Group, Inc.	86,900	5,432,988
Chubb Ltd.	14,127	2,053,783
Loews Corp.	272,773	12,768,504
Marsh & McLennan Cos., Inc.	187,366	14,607,053
MetLife, Inc.	359,988	19,777,741
XL Group Ltd. (Bermuda)	289,130	12,663,894

		67,303,963

Leisure Products — 0.6%
Mattel, Inc.(a)	325,461	7,007,175

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	42,630	7,437,656

Machinery — 1.8%
Cummins, Inc.	42,395	6,877,317
Illinois Tool Works, Inc.	93,329	13,369,379

		20,246,696

Media — 4.0%
Comcast Corp. (Class A Stock)	483,668	18,824,359
News Corp. (Class A Stock)	527,849	7,231,531
Twenty-First Century Fox, Inc. (Class B Stock)	633,367	17,651,938

		43,707,828

Multiline Retail — 0.5%
Kohl’s Corp.(a)	146,044	5,647,521

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — 9.3%
Apache Corp.(a)	180,952	$8,673,029
Canadian Natural Resources Ltd. (Canada)	282,187	8,138,273
EQT Corp.	107,775	6,314,537
Exxon Mobil Corp.	246,488	19,898,976
Hess Corp.(a)	199,245	8,740,878
Occidental Petroleum Corp.	216,142	12,940,422
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	108,089	5,749,254
TOTAL SA (France), ADR(a)	462,864	22,953,426
TransCanada Corp. (Canada)(a)	187,669	8,946,181

		102,354,976

Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	202,546	3,799,764

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	45,800	2,551,976
Johnson & Johnson	174,013	23,020,180
Merck & Co., Inc.	336,782	21,584,358
Perrigo Co. PLC(a)	116,200	8,775,424
Pfizer, Inc.	645,278	21,674,888

		77,606,826

Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	49,556	7,969,100

Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.	248,633	10,271,029
QUALCOMM, Inc.	274,756	15,172,026
Texas Instruments, Inc.	92,709	7,132,103

		32,575,158

Software — 2.7%
Microsoft Corp.	432,782	29,831,663

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	137,346	10,648,435

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	81,427	11,727,117

Tobacco — 2.3%
Philip Morris International, Inc.	217,637	25,561,466

TOTAL COMMON STOCKS (cost $989,802,501)		1,070,390,446

PREFERRED STOCKS — 1.0%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, 6.123%	167,267	9,034,091

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., 6.125%	39,876	$2,184,407

TOTAL PREFERRED STOCKS (cost $10,438,671)		11,218,498

TOTAL LONG-TERM INVESTMENTS (cost $1,000,241,172)		1,081,608,944

SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MUTUAL FUND — 6.5%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $71,578,449; includes $71,520,719 of cash collateral for securities on loan)(b)(w)	71,565,885	71,573,041

UNAFFILIATED FUND — 2.1%
JPMorgan U.S. Government Money Market Fund (cost $23,681,879)	23,681,879	23,681,879

TOTAL SHORT-TERM INVESTMENTS (cost $95,260,328)		95,254,920

TOTAL INVESTMENTS — 106.4% (cost $1,095,501,500)		1,176,863,864
LIABILITIES IN EXCESS OF ASSETS — (6.4)%		(71,257,642)

NET ASSETS — 100.0%		$1,105,606,222

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,226,713; cash collateral of $71,520,719 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2 — Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,655,402	$—	$—
Airlines	11,825,242	—	—
Automobiles	4,619,597	—	—
Banks	135,979,962	—	—
Beverages	17,005,325	—	—
Biotechnology	8,233,271	—	—
Building Products	17,085,184	—	—
Capital Markets	65,366,040	—	—
Chemicals	22,934,789	—	—
Commercial Services & Supplies	6,686,700	—	—
Communications Equipment	17,831,141	—	—
Construction Materials	7,248,756	—	—
Consumer Finance	11,074,527	—	—
Containers & Packaging	9,750,903	—	—
Diversified Telecommunication Services	13,556,007	—	—
Electric Utilities	64,454,087	—	—
Electronic Equipment, Instruments & Components	10,399,922	—	—
Equity Real Estate Investment Trusts (REITs)	14,163,982	—	—
Food & Staples Retailing	12,346,435	—	—
Food Products	29,791,132	—	—
Health Care Equipment & Supplies	38,002,389	—	—
Health Care Providers & Services	19,257,965	—	—
Hotels, Restaurants & Leisure	16,282,706	—	—
Household Products	10,226,617	—	—
Industrial Conglomerates	15,187,021	—	—
Insurance	67,303,963	—	—
Leisure Products	7,007,175	—	—
Life Sciences Tools & Services	7,437,656	—	—
Machinery	20,246,696	—	—
Media	43,707,828	—	—
Multiline Retail	5,647,521	—	—
Oil, Gas & Consumable Fuels	102,354,976	—	—
Personal Products	3,799,764	—	—
Pharmaceuticals	77,606,826	—	—
Road & Rail	7,969,100	—	—
Semiconductors & Semiconductor Equipment	32,575,158	—	—
Software	29,831,663	—	—
Specialty Retail	10,648,435	—	—
Technology Hardware, Storage & Peripherals	11,727,117	—	—
Tobacco	25,561,466	—	—
Preferred Stocks
Electric Utilities	9,034,091	—	—
Health Care Equipment & Supplies	2,184,407	—	—
Affiliated Mutual Fund	71,573,041	—	—
Unaffiliated Fund	23,681,879	—	—

Total	$1,176,863,864	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	12.3%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	7.0
Electric Utilities	6.6
Affiliated Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	6.5
Insurance	6.1

Capital Markets	5.9%
Media	4.0
Health Care Equipment & Supplies	3.6
Aerospace & Defense	3.4
Semiconductors & Semiconductor Equipment	3.0
Software	2.7
Food Products	2.7
Tobacco	2.3
Unaffiliated Fund	2.1
Chemicals	2.1
Machinery	1.8
Health Care Providers & Services	1.7
Communications Equipment	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry table (con’t)
Building Products	1.6%
Beverages	1.5
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Diversified Telecommunication Services	1.2
Food & Staples Retailing	1.1
Airlines	1.1
Technology Hardware, Storage & Peripherals	1.1
Consumer Finance	1.0
Specialty Retail	1.0
Electronic Equipment, Instruments & Components	0.9
Household Products	0.9
Containers & Packaging	0.9

Biotechnology	0.7%
Road & Rail	0.7
Life Sciences Tools & Services	0.7
Construction Materials	0.7
Leisure Products	0.6
Commercial Services & Supplies	0.6
Multiline Retail	0.5
Automobiles	0.4
Personal Products	0.3

106.4
Liabilities in excess of other assets	(6.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$70,226,713	$(70,226,713)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $70,226,713:
Unaffiliated investments (cost $1,023,923,051)	$1,105,290,823
Affiliated investments (cost $71,578,449)	71,573,041
Receivable for investments sold	2,998,315
Dividends receivable	1,736,432
Receivable for fund share sold	302,754
Tax reclaim receivable	88,094
Receivable from manager	24,219
Prepaid expenses	1,670

Total Assets	1,182,015,348

LIABILITIES:
Payable to broker for collateral for securities on loan	71,520,719
Payable for investments purchased	4,508,863
Management fees payable	244,272
Accrued expenses and other liabilities	96,376
Distribution fee payable	30,224
Payable for fund share repurchased	8,307
Affiliated transfer agent fee payable	365

Total Liabilities	76,409,126

NET ASSETS	$1,105,606,222

Net assets were comprised of:
Paid-in capital	$631,509,487
Retained earnings	474,096,735

Net assets, June 30, 2017	$1,105,606,222

Net asset value and redemption price per share, $1,105,606,222 / 79,679,361 outstanding shares of beneficial interest	$13.88

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $173,325 foreign withholding tax)	$11,780,165
Income from securities lending, net (including affiliated income of $95,455)	115,754

11,895,919

EXPENSES
Management fees	3,161,027
Distribution fee	1,181,672
Custodian and accounting fees	60,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	9,297

Total expenses	4,441,996
Less: management fee waivers and/or expense reimbursement	(714,280)

Net expenses	3,727,716

NET INVESTMENT INCOME (LOSS)	8,168,203

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(6,181))	18,163,407

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,408))	36,640,204
Foreign currencies	571

36,640,775

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	54,804,182

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,972,385

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,168,203	$8,727,723
Net realized gain (loss) on investment and foreign currency transactions	18,163,407	26,427,095
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,640,775	2,636,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,972,385	37,791,268

FUND SHARE TRANSACTIONS:
Fund share sold [18,168,771 and 45,502,658 shares, respectively]	246,633,868	555,693,160
Fund share repurchased [4,756,997 and 37,132,560 shares, respectively]	(64,661,667)	(441,960,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	181,972,201	113,732,725

CAPITAL CONTRIBUTIONS	—	629,233

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,944,586	152,153,226
NET ASSETS:
Beginning of period	860,661,636	708,508,410

End of period	$1,105,606,222	$860,661,636

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 96.7%	Shares	Value
Aerospace & Defense — 0.6%
Arconic, Inc.	136,200	$3,084,930

Agricultural & Farm Machinery — 0.6%
AGCO Corp.	45,800	3,086,462

Automotive Retail — 0.7%
Murphy USA, Inc.*(a)	46,475	3,444,262

Commodity Chemicals — 1.0%
Orion Engineered Carbons SA (Luxembourg)	56,079	1,118,776
Valvoline, Inc.	165,793	3,932,610

		5,051,386

Construction & Engineering — 1.3%
Granite Construction, Inc.(a)	62,300	3,005,352
Jacobs Engineering Group, Inc.	33,800	1,838,382
Valmont Industries, Inc.	12,000	1,795,200

		6,638,934

Construction Materials — 3.0%
Buzzi Unicem SpA (Italy)	69,053	1,721,839
Martin Marietta Materials, Inc.	13,200	2,938,056
Vulcan Materials Co.	81,725	10,352,923

		15,012,818

Copper — 2.1%
Antofagasta PLC (Chile)	214,347	2,236,290
First Quantum Minerals Ltd. (Zambia)	161,800	1,368,712
Lundin Mining Corp. (Canada)	434,956	2,471,951
Southern Copper Corp. (Peru)(a)	130,000	4,501,900

		10,578,853

Diversified Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	90,200	7,280,042
Incitec Pivot Ltd. (Australia)	804,131	2,109,208

		9,389,250

Diversified Metals & Mining — 1.6%
Boliden AB (Sweden)	193,681	5,294,259
Independence Group NL (Australia)	1,168,664	2,826,848

		8,121,107

Electric Utilities — 3.1%
Edison International	64,900	5,074,531
Eversource Energy	25,400	1,542,034
PG&E Corp.	52,700	3,497,699
Red Electrica Corp. SA (Spain)	199,968	4,183,423
Westar Energy, Inc.	19,500	1,033,890

		15,331,577

Electrical Components & Equipment — 0.7%
Legrand SA (France)	49,334	3,447,538

Fertilizers & Agricultural Chemicals — 3.2%
Agrium, Inc. (Canada)	56,700	5,130,783
CF Industries Holdings, Inc.(a)	221,921	6,204,911
OCI NV (Netherlands)*(a)	55,416	1,220,200
Yara International ASA (Norway)	93,186	3,504,005

		16,059,899

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 2.2%
Atmos Energy Corp.	110,632	$9,176,924
Italgas SpA (Italy)	321,988	1,623,834

		10,800,758

Gold — 2.5%
Centamin PLC (United Kingdom)	660,414	1,333,957
Evolution Mining Ltd. (Australia)	905,439	1,680,541
Franco-Nevada Corp. (Canada)(a)	27,600	1,991,465
New Gold, Inc. (Canada)*(a)	531,400	1,689,852
Osisko Gold Royalties Ltd. (Canada)	131,900	1,612,134
Randgold Resources Ltd. (United Kingdom)	48,948	4,343,460

		12,651,409

Heavy Electrical Equipment — 0.5%
Gamesa Corp. Technologica SA (Spain)	60,096	1,285,789
Vestas Wind Systems A/S (Denmark)	15,716	1,451,645

		2,737,434

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.	64,200	1,105,524
TPG Pace Energy Holdings Corp., UTS*	124,720	1,302,077

		2,407,601

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	24,300	2,318,220

Industrial Gases — 4.8%
Air Liquide SA (France)	17,035	2,105,463
Air Products & Chemicals, Inc.	100,747	14,412,866
Linde AG (Germany)	21,926	4,173,691
Praxair, Inc.	27,200	3,605,360

		24,297,380

Industrial Machinery — 4.0%
ANDRITZ AG (Austria)	38,009	2,293,197
Flowserve Corp.(a)	114,400	5,311,592
Krones AG (Germany)(a)	23,357	2,707,589
Mueller Water Products, Inc. (Class A Stock)	174,200	2,034,656
Pentair PLC (United Kingdom)	76,600	5,096,963
Sandvik AB (Sweden)	169,492	2,668,522

		20,112,519

Integrated Oil & Gas — 15.1%
BP PLC (United Kingdom)	1,409,698	8,137,063
Chevron Corp.	34,500	3,599,385
Exxon Mobil Corp.	181,807	14,677,279
Galp Energia SGPS SA (Portugal)	351,651	5,328,847
Occidental Petroleum Corp.	223,738	13,395,194
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	166,185	4,461,494
Suncor Energy, Inc. (Canada)	112,000	3,270,400
TOTAL SA (France)	458,818	22,778,992

		75,648,654

Metal & Glass Containers — 1.8%
Ball Corp.(a)	158,300	6,681,843
Vidrala SA (Spain)	35,729	2,537,780

		9,219,623

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 1.9%
CMS Energy Corp.	56,200	$2,599,250
National Grid PLC (United Kingdom)	323,849	4,012,667
NiSource, Inc.	111,604	2,830,277

		9,442,194

Oil & Gas Equipment & Services — 6.4%
Aker Solutions ASA (Norway)*	417,098	1,887,196
Baker Hughes, Inc.	184,800	10,073,448
Dril-Quip, Inc.*(a)	31,100	1,517,680
Frank’s International NV(a)	133,200	1,104,228
Halliburton Co.	66,300	2,831,673
Oceaneering International, Inc.(a)	85,800	1,959,672
SBM Offshore NV (Netherlands)	137,387	2,200,759
Schlumberger Ltd.	60,569	3,987,863
Tenaris SA (Luxembourg)	258,310	4,033,193
US Silica Holdings, Inc.(a)	68,100	2,416,869

		32,012,581

Oil & Gas Exploration & Production — 19.0%
Advantage Oil & Gas Ltd. (Canada)*	358,076	2,421,597
ARC Resources Ltd. (Canada)	327,300	4,280,543
Cairn Energy PLC (United Kingdom)*	892,116	2,002,978
Canadian Natural Resources Ltd. (Canada)	90,100	2,598,484
Centennial Resource Development, Inc. (Class A Stock)*(a)	248,880	3,937,282
Centennial Resource Development, Inc.*^(g)	10,440	157,912
Cimarex Energy Co.	25,363	2,384,376
Comstock Resources, Inc.*(a)	74,833	529,069
Concho Resources, Inc.*	89,070	10,824,677
Continental Resources, Inc.*(a)	120,400	3,892,532
Diamondback Energy, Inc.*	40,777	3,621,405
Encana Corp. (Canada)	403,700	3,552,560
EOG Resources, Inc.	144,220	13,054,794
Hess Corp.(a)	58,700	2,575,169
Jagged Peak Energy, Inc.*(a)	175,400	2,341,590
Kelt Exploration Ltd. (Canada)*	440,800	2,134,658
Kosmos Energy Ltd. (Ghana)*(a)	544,327	3,489,136
Lundin Petroleum AB (Sweden)*	118,059	2,275,466
Matador Resources Co.*(a)	105,800	2,260,946
Noble Energy, Inc.	74,800	2,116,840
Parsley Energy, Inc. (Class A Stock)*	131,810	3,657,728
Pioneer Natural Resources Co.	63,908	10,198,439
RSP Permian, Inc.*	94,600	3,052,742
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	267,155	4,575,503
Woodside Petroleum Ltd. (Australia)	147,202	3,376,667

		95,313,093

Oil & Gas Refining & Marketing — 2.2%
Marathon Petroleum Corp.	192,056	10,050,290
Tesoro Corp.	9,942	930,571

		10,980,861

Oil & Gas Storage & Transportation — 2.7%
Enbridge, Inc. (Canada)	79,344	3,158,685
Koninklijke Vopak NV (Netherlands)	116,485	5,397,793
TransCanada Corp. (Canada)(a)	101,700	4,848,039

		13,404,517

COMMON STOCKS (continued)	Shares	Value
Packaged Foods & Meats — 1.2%
Cal-Maine Foods, Inc.*(a)	53,726	$2,127,550
Pilgrim’s Pride Corp.*(a)	67,400	1,477,408
Sanderson Farms, Inc.(a)	23,100	2,671,515

		6,276,473

Paper Packaging — 1.3%
Bemis Co., Inc.	65,700	3,038,625
International Paper Co.	19,000	1,075,590
Orora Ltd. (Australia)	1,162,149	2,553,909

		6,668,124

Precious Metals & Minerals — 0.5%
Fresnillo PLC (Mexico)	125,668	2,436,054

Research & Consulting Services — 0.3%
ALS Ltd. (Australia)	281,796	1,613,025

Specialized REITs — 0.5%
Weyerhaeuser Co.	72,851	2,440,509

Specialty Chemicals — 9.0%
Akzo Nobel NV (Netherlands)	71,170	6,189,569
Axalta Coating Systems Ltd.*	44,400	1,422,575
Corbion NV (Netherlands)	85,562	2,736,486
Croda International PLC (United Kingdom)	91,930	4,655,588
PolyOne Corp.	39,500	1,530,230
PPG Industries, Inc.	48,400	5,322,064
RPM International, Inc.	185,700	10,129,935
Sherwin-Williams Co. (The)	15,400	5,404,784
Symrise AG (Germany)	37,383	2,652,340
Umicore SA (Belgium)	27,417	1,907,160
Victrex PLC (United Kingdom)	124,727	3,047,137

		44,997,868

TOTAL COMMON STOCKS (cost $474,919,847)		485,025,913

PREFERRED STOCKS — 1.7%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	77,164	4,167,628

Household Products — 0.5%
Henkel AG & Co. KGaA (Germany) (PRFC)	17,446	2,405,699

Multi-Utilities — 0.4%
DTE Energy Co., CVT, (PRFC), 6.500%(a)	40,100	2,199,485

TOTAL PREFERRED STOCKS (cost $8,311,290)		8,772,812

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BOND — 0.2%
Chemicals
CF Industries, Inc., Gtd. Notes (cost $756,143) 5.375%	03/15/44	895	$798,788

TOTAL LONG-TERM INVESTMENTS (cost $483,987,280)			494,597,513

		Shares
SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		2,917,089	2,917,089
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $51,103,561; includes $51,043,012 of cash collateral for securities on loan)(b)(w)		51,093,745	51,098,855

TOTAL SHORT-TERM INVESTMENTS (cost $54,020,650)			54,015,944

TOTAL INVESTMENTS — 109.4% (cost $538,007,930)			548,613,457
Liabilities in excess of other assets — (9.4)%			(47,333,224)

NET ASSETS — 100.0%			$501,280,233

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $157,912 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,088,946; cash collateral of $51,043,012 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $157,912 is 0.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,084,930	$—	$—
Agricultural & Farm Machinery	3,086,462	—	—
Automotive Retail	3,444,262	—	—
Commodity Chemicals	5,051,386	—	—
Construction & Engineering	6,638,934	—	—
Construction Materials	13,290,979	1,721,839	—
Copper	8,342,563	2,236,290	—
Diversified Chemicals	7,280,042	2,109,208	—
Diversified Metals & Mining	—	8,121,107	—
Electric Utilities	11,148,154	4,183,423	—
Electrical Components & Equipment	—	3,447,538	—
Fertilizers & Agricultural Chemicals	11,335,694	4,724,205	—
Gas Utilities	9,176,924	1,623,834	—
Gold	5,293,451	7,357,958	—
Heavy Electrical Equipment	—	2,737,434	—
Independent Power Producers & Energy Traders	2,407,601	—	—
Industrial Conglomerates	2,318,220	—	—
Industrial Gases	18,018,226	6,279,154	—
Industrial Machinery	12,443,211	7,669,308	—
Integrated Oil & Gas	34,942,258	40,706,396	—
Metal & Glass Containers	6,681,843	2,537,780	—
Multi-Utilities	5,429,527	4,012,667	—
Oil & Gas Equipment & Services	23,891,433	8,121,148	—
Oil & Gas Exploration & Production	87,500,070	7,655,111	157,912
Oil & Gas Refining & Marketing	10,980,861	—	—
Oil & Gas Storage & Transportation	8,006,724	5,397,793	—
Packaged Foods & Meats	6,276,473	—	—
Paper Packaging	4,114,215	2,553,909	—
Precious Metals & Minerals	—	2,436,054	—
Research & Consulting Services	—	1,613,025	—
Specialized REITs	2,440,509	—	—
Specialty Chemicals	23,809,588	21,188,280	—
Preferred Stocks
Electric Utilities	4,167,628	—	—
Household Products	—	2,405,699	—
Multi-Utilities	2,199,485	—	—
Corporate Bond	—	798,788	—
Affiliated Mutual Funds	54,015,944	—	—

Total	$396,817,597	$151,637,948	$157,912

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Oil & Gas Exploration & Production	19.0%
Integrated Oil & Gas	15.1
Affiliated Mutual Funds (10.2% represents investments purchased with collateral from securities on loan)	10.8
Specialty Chemicals	9.0
Oil & Gas Equipment & Services	6.4
Industrial Gases	4.8
Industrial Machinery	4.0
Electric Utilities	3.9
Fertilizers & Agricultural Chemicals	3.2
Construction Materials	3.0
Oil & Gas Storage & Transportation	2.7

Gold	2.5%
Multi-Utilities	2.3
Oil & Gas Refining & Marketing	2.2
Gas Utilities	2.2
Copper	2.1
Diversified Chemicals	1.9
Metal & Glass Containers	1.8
Diversified Metals & Mining	1.6
Paper Packaging	1.3
Construction & Engineering	1.3
Packaged Foods & Meats	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry table (con’t)
Commodity Chemicals	1.0%
Electrical Components & Equipment	0.7
Automotive Retail	0.7
Agricultural & Farm Machinery	0.6
Aerospace & Defense	0.6
Heavy Electrical Equipment	0.5
Specialized REITs	0.5
Precious Metals & Minerals	0.5
Independent Power Producers & Energy Traders	0.5

Household Products	0.5%
Industrial Conglomerates	0.5
Research & Consulting Services	0.3
Chemicals	0.2

109.4
Liabilities in excess of other assets	(9.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2017, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months are as follows:

For the six months, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$(273,454)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$50,088,946	$(50,088,946)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $50,088,946:
Unaffiliated investments (cost $483,987,280)	$494,597,513
Affiliated investments (cost $54,020,650)	54,015,944
Cash	3,877
Foreign currency, at value (cost $600,357)	603,783
Receivable for investments sold	3,031,067
Dividends and interest receivable	857,146
Tax reclaim receivable	576,026
Receivable for fund share sold	16,122
Prepaid expenses	2,253

Total Assets	553,703,731

LIABILITIES:
Payable to broker for collateral for securities on loan	51,043,012
Payable for investments purchased	938,028
Management fees payable	209,262
Accrued expenses and other liabilities	121,972
Payable for fund share repurchased	97,188
Distribution fee payable	13,671
Affiliated transfer agent fee payable	365

Total Liabilities	52,423,498

NET ASSETS	$501,280,233

Net assets were comprised of:
Paid-in capital	$602,225,302
Retained earnings	(100,945,069)

Net assets, June 30, 2017	$501,280,233

Net asset value and redemption price per share, $501,280,233 / 24,545,200 outstanding shares of beneficial interest	$20.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $416,736 foreign withholding tax)	$7,368,603
Income from securities lending, net (including affiliated income of $107,403)	327,672
Affiliated dividend income	45,893
Interest income	22,502

7,764,670

EXPENSES
Management fees	2,102,223
Distribution fee	723,703
Custodian and accounting fees	92,000
Audit fee	13,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	206
Miscellaneous	14,228

Total expenses	2,963,360
Less: management fee waivers and/or expense reimbursement	(9,926)

Net expenses	2,953,434

NET INVESTMENT INCOME (LOSS)	4,811,236

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,916))	18,348,629
Foreign currency transactions	3,671

18,352,300

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,316))	(41,600,275)
Foreign currencies	22,179

(41,578,096)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(23,225,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,414,560)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,811,236	$5,062,503
Net realized gain (loss) on investment and foreign currency transactions	18,352,300	(21,080,492)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(41,578,096)	105,602,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,414,560)	89,584,183

FUND SHARE TRANSACTIONS:
Fund share sold [7,351,209 and 10,907,666 shares, respectively]	155,234,172	204,793,441
Fund share repurchased [8,014,440 and 10,457,042 shares, respectively]	(164,024,303)	(183,006,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,790,131)	21,787,135

CAPITAL CONTRIBUTIONS	—	628,906

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,204,691)	112,000,224
NET ASSETS:
Beginning of period	528,484,924	416,484,700

End of period	$501,280,233	$528,484,924

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 60.8%
FOREIGN BONDS — 39.6%
Brazil — 11.7%
Brazil Notas do Tesouro Nacional,
Series B, Notes
6.000%	05/15/19	BRL	810	$748,582
6.000%	08/15/22	BRL	3,961	3,638,511
6.000%	05/15/23	BRL	6,633	6,099,745
6.000%	08/15/24	BRL	170	157,755
6.000%	08/15/50	BRL	180	171,690
Series F, Notes
9.762%	01/01/19	BRL	5,970	1,827,851
9.762%	01/01/25	BRL	37,849	11,114,285
10.000%	01/01/21	BRL	5,260	1,584,928
10.000%	01/01/23	BRL	47,763	14,198,226
10.000%	01/01/27	BRL	6,693	1,950,746

				41,492,319

Indonesia — 10.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,287,872
7.000%	05/15/22	IDR	121,498,000	9,234,851
7.000%	05/15/27	IDR	19,281,000	1,464,792
8.375%	03/15/24	IDR	66,672,000	5,430,925
8.375%	09/15/26	IDR	94,728,000	7,839,804
8.375%	03/15/34	IDR	47,530,000	3,839,133
8.750%	05/15/31	IDR	34,700,000	2,935,603
9.000%	03/15/29	IDR	17,887,000	1,528,426
10.250%	07/15/22	IDR	14,584,000	1,251,038
10.500%	08/15/30	IDR	2,810,000	265,553
12.800%	06/15/21	IDR	8,277,000	753,066
12.900%	06/15/22	IDR	909,000	85,720

				37,916,783

Mexico — 11.6%
Mexican Bonos,
Bonds
4.750%	06/14/18	MXN	350,520	18,927,645
8.500%	12/13/18	MXN	36,180	2,038,958
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	17,465,483
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,473,275

				40,905,361

Philippines — 4.0%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	14,282,651

South Africa — 1.6%
Republic of South Africa Government Bond,
Bonds
7.000%	02/28/31	ZAR	11,027	689,427
8.000%	01/31/30	ZAR	15,464	1,069,662
8.250%	03/31/32	ZAR	19,809	1,365,150
8.500%	01/31/37	ZAR	4,690	318,549
8.875%	02/28/35	ZAR	8,746	621,158
10.500%	12/21/26	ZAR	11,033	935,433

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Africa (continued)
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	9,760	$526,651

				5,526,030

TOTAL FOREIGN BONDS (cost $136,756,982)				140,123,144

SOVEREIGN ISSUES — 21.2%
Argentina Bonar Bonds (Argentina),
Bonds
21.960%(c)	04/03/22	ARS	5,730	333,142
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	112,030	7,493,698
16.000%	10/17/23	ARS	31,822	2,059,524
21.200%	09/19/18	ARS	4,441	269,091
22.750%	03/05/18	ARS	263	15,898
Unsec’d. Notes
18.200%	10/03/21	ARS	87,913	5,600,973
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,294
7.750%	04/14/21	COP	245,000	85,979
9.850%	06/28/27	COP	59,000	24,823
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	4,648,800	1,454,362
7.000%	09/11/19	COP	412,000	139,895
7.000%	05/04/22	COP	1,048,000	359,513
7.000%	06/30/32	COP	674,000	221,945
7.500%	08/26/26	COP	8,710,500	3,053,478
7.750%	09/18/30	COP	15,816,700	5,630,965
10.000%	07/24/24	COP	4,494,000	1,797,342
11.000%	07/24/20	COP	903,000	341,013
11.250%	10/24/18	COP	529,000	187,577
Notes
5.000%	11/21/18	COP	278,000	91,422
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.375%	09/10/21	KRW	5,679,000	4,863,168
1.875%	03/10/22	KRW	13,724,000	11,978,654
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
4.875%	02/25/20		4,250	4,427,727
7.250%	09/28/21		3,190	3,684,897
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	500,000	15,365,425
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40		7,576	2,942,215
7.750%	09/01/25		795	776,690
7.750%	09/01/26		951	924,962
7.750%	09/01/27		1,087	1,052,868
TOTAL SOVEREIGN ISSUES (cost $74,574,959)				75,188,540

TOTAL LONG-TERM INVESTMENTS (cost $211,331,941)				215,311,684

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SHORT-TERM INVESTMENTS — 24.1%
FOREIGN TREASURY BILLS(n) — 12.2%
Brazil Letras do Tesouro Nacional (Brazil)
1.695%	07/01/20	BRL	7,870	$1,793,329
Colombian TES Corto Plazo (Colombia)
5.711%	03/13/18	COP	287,000	90,677
5.754%	12/12/17	COP	252,000	80,667
6.619%	09/12/17	COP	570,000	185,091
Mexico Cetes (Mexico)
Zero(p)	09/28/17	MXN	164,563	891,168
Zero(p)	10/26/17	MXN	759,479	4,088,245
Zero(p)	02/01/18	MXN	26,669	140,797
5.075%	07/06/17	MXN	379,949	2,091,182
5.121%	07/20/17	MXN	703,005	3,858,776
5.782%	11/09/17	MXN	919,831	4,937,375
5.943%	09/14/17	MXN	986,500	5,355,242
6.655%	10/12/17	MXN	509,261	2,749,020
6.685%	08/03/17	MXN	1,074,318	5,881,926
6.704%	08/17/17	MXN	136,782	746,693
6.725%	08/31/17	MXN	283,381	1,542,651
6.944%	01/04/18	MXN	98,100	520,787
6.989%	08/24/17	MXN	98,953	539,535
7.019%	03/01/18	MXN	391,787	2,056,969
7.156%	11/23/17	MXN	361,624	1,936,863
7.189%	04/26/18	MXN	480,266	2,493,930
7.238%^	12/07/17	MXN	228,134	1,218,433

TOTAL FOREIGN TREASURY BILLS (cost $41,678,126)				43,199,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 11.9%
Federal Home Loan Bank
0.650% (cost $42,125,000)	07/03/17	42,125	$42,125,000

TOTAL SHORT-TERM INVESTMENTS (cost $83,803,126)			85,324,356

TOTAL INVESTMENTS — 84.9% (cost $295,135,067)			300,636,040
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 15.1%			53,513,447

NET ASSETS — 100.0%			$354,149,487

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,218,433 and 0.3% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 07/20/17	Deutsche Bank AG	CLP	3,546,309	$5,376,046	$5,339,124	$(36,922)
Indian Rupee,
Expiring 07/17/17	JPMorgan Chase	INR	340,557	5,216,067	5,256,165	40,098
Expiring 07/24/17	JPMorgan Chase	INR	402,975	6,176,805	6,213,425	36,620
Expiring 07/27/17	JPMorgan Chase	INR	132,041	2,035,785	2,035,071	(714)
Expiring 07/28/17	Hong Kong & Shanghai Bank	INR	350,634	5,367,778	5,403,361	35,583
Expiring 07/31/17	JPMorgan Chase	INR	92,073	1,425,058	1,418,293	(6,765)
Expiring 08/18/17	JPMorgan Chase	INR	402,975	6,234,139	6,193,402	(40,737)

				$31,831,678	$31,858,841	27,163

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/15/17	JPMorgan Chase	AUD	12,493	$9,208,965	$9,585,245	$(376,280)
Expiring 02/22/18	Citigroup Global Markets	AUD	2,440	1,802,257	1,869,777	(67,520)
Expiring 03/09/18	Citigroup Global Markets	AUD	153	114,590	116,916	(2,326)
Expiring 03/09/18	Citigroup Global Markets	AUD	76	56,842	57,999	(1,157)
Expiring 03/13/18	Citigroup Global Markets	AUD	3,429	2,546,564	2,627,030	(80,466)
Expiring 03/13/18	JPMorgan Chase	AUD	4,281	3,167,941	3,279,767	(111,826)
Expiring 03/16/18	JPMorgan Chase	AUD	380	283,233	291,115	(7,882)

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 03/20/18	JPMorgan Chase	AUD	21,859	$16,408,459	$16,745,192	$(336,733)
Chilean Peso,
Expiring 07/20/17	Deutsche Bank AG	CLP	3,078,009	4,661,178	4,634,078	27,100
Euro,
Expiring 07/10/17	Hong Kong & Shanghai Bank	EUR	2,191	2,344,785	2,503,368	(158,583)
Expiring 07/10/17	JPMorgan Chase	EUR	3,035	3,248,907	3,468,378	(219,471)
Expiring 07/11/17	Bank of America	EUR	26,380	28,233,988	30,148,589	(1,914,601)
Expiring 07/12/17	JPMorgan Chase	EUR	5,627	5,991,433	6,431,222	(439,789)
Expiring 07/13/17	JPMorgan Chase	EUR	11,148	11,886,890	12,742,011	(855,121)
Expiring 07/18/17	UBS AG	EUR	7,849	8,363,697	8,974,200	(610,503)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	1,087	1,189,656	1,243,405	(53,749)
Expiring 07/31/17	Citigroup Global Markets	EUR	5,330	5,829,777	6,097,756	(267,979)
Expiring 07/31/17	Deutsche Bank AG	EUR	4,848	5,303,167	5,546,660	(243,493)
Expiring 08/02/17	Hong Kong & Shanghai Bank	EUR	5,863	6,406,967	6,708,800	(301,833)
Expiring 08/08/17	Citigroup Global Markets	EUR	744	817,952	851,691	(33,739)
Expiring 08/08/17	Deutsche Bank AG	EUR	3,720	4,088,652	4,257,883	(169,231)
Expiring 08/08/17	Goldman Sachs & Co.	EUR	4,160	4,573,920	4,761,504	(187,584)
Expiring 08/09/17	Deutsche Bank AG	EUR	13,408	14,759,795	15,347,458	(587,663)
Expiring 08/15/17	Deutsche Bank AG	EUR	4,105	4,479,524	4,700,190	(220,666)
Expiring 08/16/17	Deutsche Bank AG	EUR	3,666	4,022,476	4,197,313	(174,837)
Expiring 08/17/17	Bank of America	EUR	7,355	8,103,891	8,421,873	(317,982)
Japanese Yen,
Expiring 07/11/17	Barclays Capital Group	JPY	230,430	1,998,240	2,049,757	(51,517)
Expiring 07/11/17	Goldman Sachs & Co.	JPY	99,910	865,344	888,735	(23,391)
Expiring 07/11/17	JPMorgan Chase	JPY	610,900	5,280,491	5,434,172	(153,681)
Expiring 07/13/17	Barclays Capital Group	JPY	347,950	3,031,280	3,095,423	(64,143)
Expiring 07/13/17	Barclays Capital Group	JPY	307,600	2,803,602	2,736,462	67,140
Expiring 07/14/17	JPMorgan Chase	JPY	226,190	2,210,614	2,012,318	198,296
Expiring 07/25/17	Citigroup Global Markets	JPY	133,855	1,282,013	1,191,453	90,560
Expiring 07/25/17	JPMorgan Chase	JPY	206,000	1,833,401	1,833,622	(221)
Expiring 07/27/17	JPMorgan Chase	JPY	71,800	639,217	639,156	61
Expiring 08/08/17	Standard Chartered PLC	JPY	319,400	2,862,482	2,844,693	17,789
Expiring 08/09/17	JPMorgan Chase	JPY	320,140	2,869,499	2,851,399	18,100
Expiring 09/11/17	Barclays Capital Group	JPY	215,933	1,909,706	1,926,037	(16,331)
Expiring 09/13/17	Deutsche Bank AG	JPY	81,300	714,950	725,233	(10,283)
Expiring 09/21/17	Barclays Capital Group	JPY	140,390	1,254,787	1,252,831	1,956
Expiring 10/10/17	JPMorgan Chase	JPY	305,450	3,017,535	2,728,439	289,096
Expiring 10/10/17	JPMorgan Chase	JPY	305,450	2,768,651	2,728,440	40,211
Expiring 10/11/17	Hong Kong & Shanghai Bank	JPY	607,600	5,523,636	5,427,681	95,955
Expiring 11/09/17	Morgan Stanley	JPY	505,988	4,547,800	4,526,773	21,027
Expiring 11/16/17	JPMorgan Chase	JPY	562,155	5,020,093	5,031,087	(10,994)
Expiring 11/20/17	Citigroup Global Markets	JPY	163,729	1,454,654	1,465,616	(10,962)
Expiring 12/05/17	JPMorgan Chase	JPY	1,091,053	9,880,221	9,774,155	106,066
Expiring 12/08/17	Citigroup Global Markets	JPY	172,800	1,593,016	1,548,263	44,753
Expiring 12/11/17	Hong Kong & Shanghai Bank	JPY	258,800	2,385,253	2,319,170	66,083
Expiring 12/12/17	Citigroup Global Markets	JPY	339,920	3,035,529	3,046,266	(10,737)
Expiring 12/13/17	Hong Kong & Shanghai Bank	JPY	245,410	2,245,627	2,199,408	46,219
Expiring 12/13/17	JPMorgan Chase	JPY	227,370	2,015,316	2,037,730	(22,414)
Expiring 12/18/17	JPMorgan Chase	JPY	95,900	879,683	859,695	19,988
Expiring 02/08/18	JPMorgan Chase	JPY	319,300	2,900,051	2,870,343	29,708
Expiring 02/09/18	Barclays Capital Group	JPY	319,440	2,894,003	2,871,757	22,246
Expiring 02/16/18	JPMorgan Chase	JPY	560,067	5,020,096	5,036,889	(16,793)
Expiring 04/13/18	Deutsche Bank AG	JPY	303,400	2,794,536	2,736,857	57,679
Expiring 05/18/18	Bank of America	JPY	327,434	2,939,002	2,959,266	(20,264)
Expiring 05/18/18	Citigroup Global Markets	JPY	163,729	1,468,727	1,479,736	(11,009)
Expiring 05/21/18	Bank of America	JPY	326,957	2,978,087	2,955,431	22,656
Expiring 05/21/18	Hong Kong & Shanghai Bank	JPY	328,108	2,995,054	2,965,839	29,215
Expiring 05/22/18	Bank of America	JPY	327,845	3,004,445	2,963,621	40,824

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 06/18/18	Hong Kong & Shanghai Bank	JPY	322,540	$3,004,565	$2,919,941	$84,624
Expiring 06/20/18	Citigroup Global Markets	JPY	219,010	2,005,035	1,982,903	22,132
South Korean Won,
Expiring 08/02/17	Hong Kong & Shanghai Bank	KRW	14,140,000	12,554,382	12,364,897	189,485
Expiring 09/05/17	Hong Kong & Shanghai Bank	KRW	2,020,000	1,806,313	1,767,204	39,109
Expiring 09/07/17	Goldman Sachs & Co.	KRW	2,198,000	1,941,610	1,923,001	18,609
Expiring 09/20/17	Citigroup Global Markets	KRW	2,490,000	2,174,249	2,179,005	(4,756)
Expiring 09/20/17	Hong Kong & Shanghai Bank	KRW	5,092,000	4,442,506	4,456,022	(13,516)
Expiring 10/16/17	Citigroup Global Markets	KRW	1,868,000	1,670,094	1,635,512	34,582
Expiring 11/15/17	Citigroup Global Markets	KRW	2,497,000	2,205,636	2,187,505	18,131
Expiring 11/16/17	Citigroup Global Markets	KRW	2,195,000	1,940,417	1,922,974	17,443

				$292,556,954	$298,962,137	(6,405,183)

						$(6,378,020)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
20,200	01/23/25	1.970%	3 Month LIBOR(1)	$—	$113,400	$113,400
11,920	01/27/25	1.973%	3 Month LIBOR(1)	—	66,333	66,333
2,980	01/29/25	1.937%	3 Month LIBOR(1)	—	24,829	24,829
2,520	01/30/25	1.942%	3 Month LIBOR(1)	—	20,126	20,126
3,980	02/03/25	1.817%	3 Month LIBOR(1)	—	70,143	70,143
1,350	03/27/25	1.978%	3 Month LIBOR(1)	—	10,080	10,080
1,350	03/27/25	1.985%	3 Month LIBOR(1)	—	9,343	9,343
14,690	07/02/25	2.449%	3 Month LIBOR(1)	—	(446,430)	(446,430)
8,150	03/31/44	3.489%	3 Month LIBOR(1)	—	(1,603,204)	(1,603,204)
11,800	11/18/46	2.378%	3 Month LIBOR(1)	—	382,454	382,454
3,500	03/13/47	2.794%	3 Month LIBOR(1)	—	(225,886)	(225,886)
1,800	04/16/47	2.537%	3 Month LIBOR(1)	—	(6,334)	(6,334)

				$—	$(1,585,146)	$(1,585,146)

Cash of $5,419,360 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared interest rate swap contracts as of June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$140,123,144	$—
Sovereign Issues	—	75,188,540	—
Foreign Treasury Bills	—	41,980,923	1,218,433
Short-Term — U.S. Government Agency Obligation	—	42,125,000	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(6,378,020)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,585,146)	—

Total	$—	$291,454,441	$1,218,433

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Foreign Bonds	39.6%

Sovereign Issues	21.2%
Foreign Treasury Bills	12.2
U.S. Government Agency Obligation	11.9

84.9
Other assets in excess of liabilities	15.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,889,144		Unrealized depreciation on OTC forward foreign currency exchange contracts	$8,267,164
Interest rate contracts	Due from/to broker-variation margin swaps	696,708	*	Due from/to broker-variation margin swaps	2,281,854	*

Total		$2,585,852			$10,549,018

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Contracts(1)	Swaps	Total
Foreign exchange contracts	$5,910,099	$—	$5,910,099
Interest rate contracts	—	(498,497)	(498,497)

Total	$5,910,099	$(498,497)	$5,411,602

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Foreign exchange contracts	$(20,093,551)	$—	$(20,093,551)
Interest rate contracts	—	(821,312)	(821,312)

Total	$(20,093,551)	$(821,312)	$(20,914,863)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts - Purchased(1)	Forward Foreign Currency Exchange Contracts - Sold(1)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(3)
$50,525,261	$295,490,934	$5,521,781	$81,873,333

(1)	Value at Settlement Date.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$63,480	$(63,480)	—	$—
Barclays Capital Group	91,342	(91,342)	—	—
Citigroup Global Markets	227,601	(227,601)	—	—
Deutsche Bank AG	84,779	(84,779)	—	—
Goldman Sachs & Co.	18,609	(18,609)	—	—
Hong Kong & Shanghai Bank	586,273	(473,932)	—	112,341
JPMorgan Chase.	778,244	(778,244)	—	—
Morgan Stanley	21,027	—	—	21,027
Standard Chartered PLC	17,789	—	—	17,789
UBS AG	—	—	—	—

	$1,889,144

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(2,252,847)	$63,480	$2,189,367	$—
Barclays Capital Group	(131,991)	91,342	—	(40,649)
Citigroup Global Markets	(490,651)	227,601	240,000	(23,050)
Deutsche Bank AG	(1,443,095)	84,779	1,358,316	—
Goldman Sachs & Co.	(264,724)	18,609	—	(246,115)
Hong Kong & Shanghai Bank	(473,932)	473,932	—	—
JPMorgan Chase	(2,599,421)	778,244	1,570,000	(251,177)
Morgan Stanley	—	—	—	—
Standard Chartered PLC	—	—	—	—
UBS AG	(610,503)	—	—	(610,503)

	$(8,267,164)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the market value of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $295,135,067)	$300,636,040
Cash	30,418,840
Foreign currency, at value (cost $52,242)	49,817
Deposit with broker for centrally cleared swaps	5,419,360
Receivable for investments sold	11,100,665
Cash segregated for counterparty—OTC	5,430,000
Interest receivable	4,221,698
Receivable for fund share sold	2,829,824
Unrealized appreciation on OTC forward foreign currency contracts	1,889,144
Tax reclaim receivable	430,576
Due from broker-variation margin swaps	299,746
Receivable from manager	2,099
Prepaid expenses	2,971

Total Assets	362,730,780

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	8,267,164
Accrued expenses and other liabilities	132,377
Management fees payable	114,963
Payable for fund share repurchased	56,758
Distribution fee payable	9,666
Affiliated transfer agent fee payable	365

Total Liabilities	8,581,293

NET ASSETS	$354,149,487

Net assets were comprised of:
Paid-in capital	$351,512,397
Retained earnings	2,637,090

Net assets, June 30, 2017	$354,149,487

Net asset value and redemption price per share, $354,149,487 / 31,960,260 outstanding shares of beneficial interest	$11.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $510,361 foreign withholding tax)	$8,305,816

EXPENSES
Management fees	1,089,277
Distribution fee	431,486
Custodian and accounting fees	115,000
Audit fee	20,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	9,351

Total expenses	1,682,114

NET INVESTMENT INCOME (LOSS)	6,623,702

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(318,827)
Swap agreements transactions	(498,497)
Foreign currency transactions	4,625,094

3,807,770

Net change in unrealized appreciation (depreciation) on:
Investments	20,153,422
Swap agreements	(821,312)
Foreign currencies	(20,175,659)

(843,549)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	2,964,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,587,923

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$6,623,702	$9,085,353
Net realized gain (loss) on investment and foreign currency transactions	3,807,770	(33,179,095)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(843,549)	37,389,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,587,923	13,295,793

FUND SHARE TRANSACTIONS:
Fund share sold [1,799,337 and 6,132,119 shares, respectively]	19,899,991	62,486,921
Fund share repurchased [1,429,807 and 8,670,526 shares, respectively]	(15,799,244)	(87,983,713)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,100,747	(25,496,792)

CAPITAL CONTRIBUTIONS	—	27,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,688,670	(12,173,077)
NET ASSETS:
Beginning of period	340,460,817	352,633,894

End of period	$354,149,487	$340,460,817

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.0%
TransDigm Group, Inc.(a)	60,010	$16,134,889

Auto Components — 4.0%
Dana, Inc.	353,500	7,893,655
Delphi Automotive PLC	93,900	8,230,335

		16,123,990

Banks — 6.5%
CIT Group, Inc.(a)	139,300	6,783,910
Cullen/Frost Bankers, Inc.(a)	65,700	6,169,887
Fifth Third Bancorp	267,800	6,952,088
Signature Bank*	21,070	3,024,177
TCF Financial Corp.	205,160	3,270,250

		26,200,312

Chemicals — 4.2%
Ashland Global Holdings, Inc.	138,400	9,121,944
Eastman Chemical Co.	91,600	7,693,484

		16,815,428

Commercial Services & Supplies — 2.6%
Republic Services, Inc.	162,000	10,324,260

Consumer Finance — 3.3%
Ally Financial, Inc.	627,500	13,114,750

Containers & Packaging — 5.0%
Owens-Illinois, Inc.*	386,200	9,237,904
Packaging Corp. of America	98,700	10,994,193

		20,232,097

Electric Utilities — 6.3%
Great Plains Energy, Inc.	455,100	13,325,328
Pinnacle West Capital Corp.	143,400	12,211,944

		25,537,272

Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	198,563	7,730,058

Energy Equipment & Services — 2.9%
TechnipFMC PLC (United Kingdom)*	86,800	2,360,959
Weatherford International PLC*(a)	2,382,500	9,220,275

		11,581,234

Equity Real Estate Investment Trusts (REITs) — 8.4%
AvalonBay Communities, Inc.	44,500	8,551,565
CBL & Associates Properties, Inc.(a)	309,600	2,609,928
EPR Properties	110,500	7,941,635
Lamar Advertising Co. (Class A Stock)(a)	139,830	10,287,293
MGM Growth Properties LLC (Class A Stock)(a)	151,900	4,433,961

		33,824,382

Gas Utilities — 2.0%
UGI Corp.	162,450	7,864,205

Health Care Equipment & Supplies — 3.7%
Zimmer Biomet Holdings, Inc.	115,100	14,778,840

Health Care Providers & Services — 6.7%
MEDNAX, Inc.*(a)	187,000	11,289,190
Universal Health Services, Inc. (Class B Stock)	128,100	15,638,448

		26,927,638

Hotels, Restaurants & Leisure — 4.5%
Royal Caribbean Cruises Ltd.	53,500	5,843,805

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	122,200	$12,270,102

		18,113,907

Household Durables — 2.1%
D.R. Horton, Inc.	249,500	8,625,215

Insurance — 4.4%
Assurant, Inc.	60,700	6,293,983
FNF Group	256,800	11,512,344

		17,806,327

IT Services — 4.9%
Alliance Data Systems Corp.	28,900	7,418,341
Convergys Corp.(a)	122,279	2,907,795
CSRA, Inc.(a)	139,783	4,438,110
DXC Technology Co.	66,783	5,123,592

		19,887,838

Leisure Products — 1.7%
Brunswick Corp.	107,562	6,747,364

Machinery — 2.4%
Dover Corp.	121,200	9,722,664

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
MFA Financial, Inc.	488,900	4,101,871

Oil, Gas & Consumable Fuels — 7.0%
EQT Corp.(a)	270,000	15,819,300
Murphy Oil Corp.(a)	481,885	12,350,713

		28,170,013

Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd. (Bermuda)	661,000	10,919,719

Trading Companies & Distributors — 2.2%
AerCap Holdings NV (Ireland)*	189,300	8,789,199

TOTAL LONG-TERM INVESTMENTS (cost $329,615,634)		380,073,472

SHORT-TERM INVESTMENTS — 22.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	16,413,102	16,413,102
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $75,646,928; includes $75,582,024 of cash collateral for securities on loan)(b)(w)	75,631,764	75,639,327

TOTAL SHORT-TERM INVESTMENTS (cost $92,060,030)		92,052,429

TOTAL INVESTMENTS — 117.2% (cost $421,675,664)		472,125,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%		(69,402,382)

NET ASSETS — 100.0%		$402,723,519

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

settlement, is $74,038,625; cash collateral of $75,582,024 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,134,889	$—	$—
Auto Components	16,123,990	—	—
Banks	26,200,312	—	—
Chemicals	16,815,428	—	—
Commercial Services & Supplies	10,324,260	—	—
Consumer Finance	13,114,750	—	—
Containers & Packaging	20,232,097	—	—
Electric Utilities	25,537,272	—	—
Electronic Equipment, Instruments & Components	7,730,058	—	—
Energy Equipment & Services	11,581,234	—	—
Equity Real Estate Investment Trusts (REITs)	33,824,382	—	—
Gas Utilities	7,864,205	—	—
Health Care Equipment & Supplies	14,778,840	—	—
Health Care Providers & Services	26,927,638	—	—
Hotels, Restaurants & Leisure	18,113,907	—	—
Household Durables	8,625,215	—	—
Insurance	17,806,327	—	—
IT Services	19,887,838	—	—
Leisure Products	6,747,364	—	—
Machinery	9,722,664	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,101,871	—	—
Oil, Gas & Consumable Fuels	28,170,013	—	—
Semiconductors & Semiconductor Equipment	10,919,719	—	—
Trading Companies & Distributors	8,789,199	—	—
Affiliated Mutual Funds	92,052,429	—	—

Total	$472,125,901	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (18.8% represents investments purchased with collateral from securities on loan)	22.8%
Equity Real Estate Investment Trusts (REITs)	8.4
Oil, Gas & Consumable Fuels	7.0
Health Care Providers & Services	6.7

Banks	6.5%
Electric Utilities	6.3
Containers & Packaging	5.0
IT Services	4.9
Hotels, Restaurants & Leisure	4.5
Insurance	4.4
Chemicals	4.2
Aerospace & Defense	4.0
Auto Components	4.0
Health Care Equipment & Supplies	3.7
Consumer Finance	3.3

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Energy Equipment & Services	2.9%
Semiconductors & Semiconductor Equipment	2.7
Commercial Services & Supplies	2.6
Machinery	2.4
Trading Companies & Distributors	2.2
Household Durables	2.1
Gas Utilities	2.0

Electronic Equipment, Instruments & Components	1.9%
Leisure Products	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.0

117.2
Liabilities in excess of other assets	(17.2)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$74,038,625	$(74,038,625)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $74,038,625:
Unaffiliated investments (cost $329,615,634)	$380,073,472
Affiliated investments (cost $92,060,030)	92,052,429
Receivable for investments sold	9,310,635
Dividends and interest receivable	705,517
Receivable for fund share sold	48,604
Receivable from manager	3,983
Prepaid expenses	401

Total Assets	482,195,041

LIABILITIES:
Payable to broker for collateral for securities on loan	75,582,024
Payable for investments purchased	3,475,796
Payable for fund share repurchased	157,792
Management fees payable	139,829
Accrued expenses and other liabilities	104,692
Distribution fee payable	11,024
Affiliated transfer agent fee payable	365

Total Liabilities	79,471,522

NET ASSETS	$402,723,519

Net assets were comprised of:
Paid-in capital	$26,622,054
Retained earnings	376,101,465

Net assets, June 30, 2017	$402,723,519

Net asset value and redemption price per share, $402,723,519 / 16,898,990 outstanding shares of beneficial interest	$23.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$3,259,308
Affiliated dividend income	64,633
Income from securities lending, net (including affiliated income of $36,991)	38,773
Interest income	16

3,362,730

EXPENSES
Management fees	1,510,371
Distribution fee	483,979
Custodian and accounting fees	38,000
Audit fee	13,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	8,371

Total expenses	2,070,721
Less: management fee waivers and/or expense reimbursement	(19,359)

Net expenses	2,051,362

NET INVESTMENT INCOME (LOSS)	1,311,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $593)	10,009,471
Net change in unrealized appreciation (depreciation) on: investments (including affiliated of $(7,803))	24,091,429

NET GAIN (LOSS) ON INVESTMENTS	34,100,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,412,268

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,311,368	$4,523,174
Net realized gain (loss) on investment transactions	10,009,471	13,555,469
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	24,091,429	25,307,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,412,268	43,386,174

FUND SHARE TRANSACTIONS:
Fund share sold [610,995 and 3,295,362 shares, respectively]	14,070,991	63,013,121
Fund share repurchased [867,458 and 4,979,976 shares, respectively]	(19,927,303)	(93,215,570)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(5,856,312)	(30,202,449)

CAPITAL CONTRIBUTIONS	—	505,102

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,555,956	13,688,827
NET ASSETS:
Beginning of period	373,167,563	359,478,736

End of period	$402,723,519	$373,167,563

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.2%
COMMON STOCKS — 87.0%	Shares	Value
Aerospace & Defense — 1.0%
Cobham PLC (United Kingdom)	2,353,176	$3,973,961
Cubic Corp.	48,405	2,241,152
Leonardo SpA (Italy)	297,383	4,951,369
Lockheed Martin Corp.	28,699	7,967,129
Ultra Electronics Holdings PLC (United Kingdom)	94,492	2,524,610

		21,658,221

Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	75,477	2,833,280
Forward Air Corp.	30,040	1,600,531
United Parcel Service, Inc. (Class B Stock)	115,859	12,812,847

		17,246,658

Airlines — 0.2%
American Airlines Group, Inc.(a)	77,431	3,896,328

Auto Components — 0.3%
NGK Spark Plug Co. Ltd. (Japan)	83,640	1,791,612
Toyo Tire & Rubber Co. Ltd. (Japan)	228,100	4,672,988

		6,464,600

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	86,990	4,699,200
Maruti Suzuki India Ltd. (India)	40,198	4,485,235

		9,184,435

Banks — 8.5%
1st Source Corp.	28,590	1,370,605
Banc of California, Inc.(a)	69,540	1,495,109
Banco Santander SA (Spain)	504,627	3,350,670
Bank of America Corp.	293,985	7,132,076
Bank of Ireland (Ireland)*	16,430,071	4,316,192
BNP Paribas SA (France)	100,008	7,199,864
CaixaBank SA (Spain)	925,482	4,424,162
China Construction Bank Corp. (China) (Class H Stock)	1,840,000	1,430,869
Citigroup, Inc.	77,440	5,179,187
FCB Financial Holdings, Inc. (Class A Stock)*	19,740	942,585
First Citizens BancShares, Inc. (Class A Stock)	6,419	2,392,361
First Midwest Bancorp, Inc.	94,080	2,193,005
First Republic Bank	49,866	4,991,587
Great Western Bancorp, Inc.	57,420	2,343,310
Hancock Holding Co.	69,650	3,412,849
HDFC Bank Ltd. (India)	146,918	3,752,956
Huntington Bancshares, Inc.	257,735	3,484,577
ICICI Bank Ltd. (India)	1,140,430	5,133,808
IndusInd Bank Ltd. (India)	144,299	3,299,103
ING Groep NV (Netherlands)	190,838	3,294,399
International Bancshares Corp.	61,231	2,146,147
Intesa Sanpaolo SpA (Italy)	626,146	1,991,657
JPMorgan Chase & Co.	194,795	17,804,263
M&T Bank Corp.	131,910	21,362,825
MB Financial, Inc.	56,540	2,490,022
Mitsubishi UFJ Financial Group, Inc. (Japan)	361,900	2,441,033
Nordea Bank AB (Sweden)	269,901	3,437,576

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	301,437	$37,640,438
Sberbank of Russia PJSC (Russia)	1,626,308	4,003,873
Sberbank of Russia PJSC (Russia), ADR	191,400	1,988,646
State Bank of India (India)	171,315	724,310
Webster Financial Corp.	50,195	2,621,183
Wells Fargo & Co.	246,609	13,664,605

		183,455,852

Beverages — 0.8%
Anheuser-Busch InBev SA/NV (Belgium)	24,206	2,673,523
C&C Group PLC (Ireland)	387,915	1,426,199
Coca-Cola Co. (The)	213,896	9,593,236
Monster Beverage Corp.*	96,106	4,774,546

		18,467,504

Building Products — 1.0%
Cie de Saint-Gobain (France)	158,845	8,483,143
Lennox International, Inc.(a)	55,459	10,184,491
Tyman PLC (United Kingdom)	532,858	2,462,671

		21,130,305

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	12,621	2,093,319
Ares Capital Corp.(a)	74,245	1,216,133
Banca Generali SpA (Italy)	121,572	3,627,745
BlackRock, Inc.	54,148	22,872,657
Deutsche Bank AG (Germany)	178,428	3,172,419
FactSet Research Systems, Inc.	31,381	5,214,895
Intercontinental Exchange, Inc.	152,436	10,048,581
Julius Baer Group Ltd. (Switzerland)*	67,328	3,557,358
Moody’s Corp.	16,010	1,948,097
MSCI, Inc.	20,988	2,161,554
Solar Capital Ltd.	58,473	1,278,805
UBS Group AG (Switzerland)*	208,610	3,547,598

		60,739,161

Chemicals — 1.2%
Agrium, Inc. (Canada), NYSE	25,907	2,344,324
Agrium, Inc. (Canada), TSX(a)	18,371	1,664,978
Dow Chemical Co. (The)	39,171	2,470,515
Orion Engineered Carbons SA (Luxembourg)	2,400	47,879
Platform Specialty Products Corp.*(a)	288,070	3,652,728
Praxair, Inc.	49,274	6,531,269
Sensient Technologies Corp.	29,265	2,356,710
Sherwin-Williams Co. (The)	13,486	4,733,047
UPL Ltd. (India)	229,099	2,977,948

		26,779,398

Commercial Services & Supplies — 1.7%
ACCO Brands Corp.*	176,975	2,061,759
Cintas Corp.	51,835	6,533,283
Clean Harbors, Inc.*	126,833	7,081,086
Essendant, Inc.	93,265	1,383,120
Matthews International Corp. (Class A Stock)	35,785	2,191,831
Steelcase, Inc. (Class A Stock)	84,350	1,180,900
UniFirst Corp.	57,256	8,055,919
Waste Connections, Inc. (Canada)	87,945	5,665,417

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	50,272	$3,687,451

		37,840,766

Communications Equipment — 0.9%
Cisco Systems, Inc.	114,512	3,584,226
Motorola Solutions, Inc.	114,471	9,929,215
Nokia OYJ (Finland)	919,763	5,639,748

		19,153,189

Construction & Engineering — 0.3%
Primoris Services Corp.	67,000	1,670,980
Vinci SA (France)	49,804	4,248,364

		5,919,344

Construction Materials — 0.8%
Buzzi Unicem SpA (Italy)	112,659	2,809,156
CRH PLC (Ireland)	168,666	6,004,288
Ibstock PLC (United Kingdom), 144A	816,275	2,613,320
LafargeHolcim Ltd. (Switzerland)*	108,057	6,210,369

		17,637,133

Consumer Finance — 0.8%
American Express Co.	168,065	14,157,796
Credit Acceptance Corp.*(a)	14,810	3,808,243

		17,966,039

Containers & Packaging — 3.0%
Ball Corp.(a)	228,984	9,665,415
Graphic Packaging Holding Co.	533,958	7,357,941
Greif, Inc. (Class A Stock)	51,870	2,893,309
International Paper Co.	413,705	23,419,840
RPC Group PLC (United Kingdom)	700,465	6,865,013
Silgan Holdings, Inc.	111,800	3,553,004
Smurfit Kappa Group PLC (Ireland)	55,539	1,726,887
Vidrala SA (Spain)	65,156	4,627,937
WestRock Co.	73,337	4,155,274

		64,264,620

Diversified Consumer Services — 0.4%
Kroton Educacional SA (Brazil)	1,002,144	4,489,063
New Oriental Education & Technology Group, Inc. (China), ADR*	70,946	5,000,984

		9,490,047

Diversified Financial Services — 0.8%
Ackermans & van Haaren NV (Belgium)	12,475	2,082,856
Berkshire Hathaway, Inc. (Class B Stock)*	37,491	6,349,851
Cerved Information Solutions SpA (Italy)	843,416	9,049,234

		17,481,941

Diversified Telecommunication Services — 1.1%
BT Group PLC (United Kingdom)	1,306,732	5,024,728
Hellenic Telecommunications Organization SA (Greece)	187,254	2,253,921
KT Corp. (South Korea), ADR(a)	119,909	1,995,286
Nippon Telegraph & Telephone Corp. (Japan)	163,755	7,729,908
Verizon Communications, Inc.	137,053	6,120,787

		23,124,630

COMMON STOCKS (continued)	Shares	Value
Electric Utilities — 1.1%
Avangrid, Inc.(a)	137,898	$6,088,197
Edison International	28,693	2,243,506
NextEra Energy, Inc.	63,953	8,961,734
Power Assets Holdings Ltd. (Hong Kong)	652,806	5,762,311
Westar Energy, Inc.	17,925	950,384

		24,006,132

Electrical Equipment — 0.9%
AMETEK, Inc.	73,601	4,458,013
Babcock & Wilcox Enterprises, Inc.*	69,520	817,555
Eaton Corp. PLC	77,313	6,017,271
Legrand SA (France)	39,467	2,758,017
Schneider Electric SE (France)*	40,193	3,088,818
Thermon Group Holdings, Inc.*(a)	95,284	1,826,594

		18,966,268

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.	49,845	3,759,808
CTS Corp.	63,270	1,366,631
Keysight Technologies, Inc.*	62,450	2,431,179
Largan Precision Co. Ltd. (Taiwan)	20,000	3,184,291
Samsung SDI Co. Ltd. (South Korea)	38,114	5,721,808
ScanSource, Inc.*	32,760	1,320,228

		17,783,945

Energy Equipment & Services — 0.1%
Era Group, Inc.*	41,430	391,928
SEACOR Holdings, Inc.*(a)	29,020	995,386
SEACOR Marine Holdings, Inc.*(a)	37,316	759,754

		2,147,068

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	61,594	8,150,118
Brixmor Property Group, Inc.	107,800	1,927,463
Corporate Office Properties Trust	49,950	1,749,749
DiamondRock Hospitality Co.	103,750	1,136,063
Education Realty Trust, Inc.(a)	32,220	1,248,525
Equinix, Inc.	8,838	3,792,916
Grivalia Properties REIC AE (Greece)	119,979	1,253,441
Hibernia REIT PLC (Ireland)	2,027,428	3,181,182
ICADE (France)	27,559	2,311,962
Park Hotels & Resorts, Inc.	98,400	2,652,864
Public Storage	63,942	13,333,825
Ramco-Gershenson Properties Trust	170,900	2,204,610
STORE Capital Corp.(a)	181,089	4,065,448
Summit Hotel Properties, Inc.	95,471	1,780,534
Weyerhaeuser Co.	202,536	6,784,956

		55,573,656

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	84,800	13,562,063
Smart & Final Stores, Inc.*(a)	198,410	1,805,531
Wal-Mart de Mexico SAB de CV (Mexico)	1,088,800	2,524,510

		17,892,104

Food Products — 1.8%
CJ CheilJedang Corp. (South Korea)	18,706	5,907,725
Cranswick PLC (United Kingdom)	199,746	7,299,942
Ebro Foods SA (Spain)	133,632	3,056,015
Greencore Group PLC (Ireland)	703,383	2,254,498

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Hershey Co. (The)	38,777	$4,163,486
Hormel Foods Corp.(a)	87,200	2,974,391
Ingredion, Inc.	57,648	6,872,218
Pinnacle Foods, Inc.	58,070	3,449,358
Post Holdings, Inc.*	27,690	2,150,129

		38,127,762

Gas Utilities — 0.7%
ENN Energy Holdings Ltd. (China)	464,000	2,799,357
New Jersey Resources Corp.(a)	20,120	798,764
Rubis SCA (France)	28,626	3,246,839
Spire, Inc.	22,445	1,565,539
UGI Corp.	124,147	6,009,956
WGL Holdings, Inc.	22,580	1,883,849

		16,304,304

Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.*	18,080	2,714,170
Baxter International, Inc.	42,795	2,590,809
Haemonetics Corp.*	62,300	2,460,227
Hologic, Inc.*	105,789	4,800,705
ICU Medical, Inc.*	12,200	2,104,500
Insulet Corp.*	56,700	2,909,277
Medtronic PLC	155,157	13,770,184
Natus Medical, Inc.*	25,880	965,324
STERIS PLC(a)	175,126	14,272,769

		46,587,965

Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.*(a)	43,024	2,124,525
AmerisourceBergen Corp.(a)	62,849	5,941,116
Cardinal Health, Inc.	127,153	9,907,762
Envision Healthcare Corp.*(a)	37,345	2,340,411
HCA Healthcare, Inc.*	60,224	5,251,533
Laboratory Corp. of America Holdings*	40,624	6,261,783
McKesson Corp.	130,211	21,424,918
Quest Diagnostics, Inc.	31,808	3,535,777
UnitedHealth Group, Inc.	44,413	8,235,058
Universal Health Services, Inc. (Class B Stock)	38,617	4,714,363

		69,737,246

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	180,564	2,303,997

Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	105,362	6,769,509
Hilton Worldwide Holdings, Inc.(a)	123,276	7,624,621
McDonald’s Corp.	65,715	10,064,909
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	182,422	4,095,374
OPAP SA (Greece)	134,203	1,518,333
Sands China Ltd. (Hong Kong)	209,600	959,452

		31,032,198

Household Durables — 1.8%
Cairn Homes PLC (Ireland)*	2,055,708	3,533,597
Electrolux AB (Sweden) (Class B Stock)	137,759	4,517,291
Helen of Troy Ltd.*	10,920	1,027,571
Neinor Homes SLU (Spain), 144A*	104,365	2,222,615
Newell Brands, Inc.	120,201	6,445,178

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
NVR, Inc.*	5,915	$14,258,758
Persimmon PLC (United Kingdom)	97,582	2,850,044
Toll Brothers, Inc.	76,705	3,030,615
TRI Pointe Group, Inc.*	123,140	1,624,217

		39,509,886

Household Products — 0.5%
Colgate-Palmolive Co.	150,228	11,136,402

Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,267,000	921,528

Industrial Conglomerates — 1.0%
3M Co.	44,910	9,349,813
Honeywell International, Inc.	56,642	7,549,812
Rheinmetall AG (Germany)	21,064	2,004,952
Siemens AG (Germany)	23,791	3,272,553

		22,177,130

Insurance — 6.5%
Alleghany Corp.*	9,868	5,869,486
American International Group, Inc.	70,712	4,420,914
Assicurazioni Generali SpA (Italy)	141,392	2,333,846
Assured Guaranty Ltd.	36,175	1,509,945
Chubb Ltd.	180,663	26,264,787
CNO Financial Group, Inc.	296,672	6,194,511
Enstar Group Ltd. (Bermuda)*	18,466	3,668,271
Fairfax Financial Holdings Ltd. (Canada)	18,415	7,980,733
FNF Group	132,465	5,938,406
Intact Financial Corp. (Canada)	73,392	5,468,476
Kemper Corp.	50,750	1,958,950
Markel Corp.*	13,626	13,297,068
Marsh & McLennan Cos., Inc.	151,161	11,784,512
MetLife, Inc.	193,025	10,604,794
Reinsurance Group of America, Inc.	23,860	3,063,385
T&D Holdings, Inc. (Japan)	139,300	2,130,195
Torchmark Corp.	53,052	4,058,478
White Mountains Insurance Group Ltd.	7,279	6,322,758
Willis Towers Watson PLC	71,399	10,385,699
XL Group Ltd. (Bermuda)	62,161	2,722,652
Zurich Insurance Group AG (Switzerland)	18,904	5,517,113

		141,494,979

Internet & Direct Marketing Retail — 0.5%
Netflix, Inc.*	29,941	4,473,485
Priceline Group, Inc. (The)*	2,653	4,962,490
Rakuten, Inc. (Japan)	78,600	927,552

		10,363,527

Internet Software & Services — 2.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	70,237	9,896,393
CoStar Group, Inc.*	11,305	2,979,997
Facebook, Inc. (Class A Stock)*	41,245	6,227,170
Just Eat PLC (United Kingdom)*	406,728	3,471,757
Mimecast Ltd.*	94,048	2,518,605
Tencent Holdings Ltd. (China)	122,204	4,384,064
Weibo Corp. (China), ADR*(a)	33,850	2,250,010
Yandex NV (Russia) (Class A Stock)*	413,125	10,840,399

		42,568,395

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services — 2.9%
Accenture PLC (Class A Stock)	96,196	$11,897,521
Amdocs Ltd.	67,115	4,326,233
Automatic Data Processing, Inc.(a)	111,879	11,463,122
Booz Allen Hamilton Holding Corp.	135,628	4,413,335
Capgemini SE (France)	26,143	2,700,644
DXC Technology Co.	79,653	6,110,978
Fidelity National Information Services, Inc.	50,628	4,323,631
Forrester Research, Inc.	39,970	1,564,826
Genpact Ltd.	131,643	3,663,625
Visa, Inc. (Class A Stock)(a)	108,499	10,175,036
WNS Holdings Ltd. (India), ADR*	61,950	2,128,602

		62,767,553

Machinery — 2.3%
Albany International Corp. (Class A Stock)	55,985	2,989,599
Allison Transmission Holdings, Inc.	114,234	4,284,917
Alstom SA (France)*	105,412	3,681,572
Caterpillar, Inc.	24,143	2,594,407
CIRCOR International, Inc.(a)	26,870	1,595,541
Deere & Co.	47,114	5,822,819
ESCO Technologies, Inc.	35,670	2,127,716
Hino Motors Ltd. (Japan)	170,400	1,902,615
IDEX Corp.	71,589	8,090,273
Luxfer Holdings PLC (United Kingdom), ADR	105,295	1,346,723
Middleby Corp. (The)*	28,548	3,468,867
Mueller Industries, Inc.	82,690	2,517,911
PACCAR, Inc.	88,671	5,855,833
TriMas Corp.*(a)	134,930	2,813,291

		49,092,084

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,338,804	7,749,270

Media — 0.7%
CJ E&M Corp. (South Korea)	41,268	2,735,395
DISH Network Corp. (Class A Stock)*	54,228	3,403,349
Nippon Television Holdings, Inc. (Japan)	187,400	3,159,551
SES SA (Luxembourg)	150,263	3,520,205
Viacom, Inc. (Class B Stock)	86,563	2,905,920

		15,724,420

Metals & Mining — 0.3%
First Quantum Minerals Ltd. (Zambia)	267,893	2,266,183
Glencore PLC (Switzerland)*	462,750	1,734,038
Klondex Mines Ltd. (Canada)*	567,079	1,910,962

		5,911,183

Multiline Retail — 0.2%
Dollar General Corp.	51,075	3,681,997
Fred’s, Inc. (Class A Stock)(a)	115,360	1,064,773

		4,746,770

Multi-Utilities — 1.1%
Centrica PLC (United Kingdom)	871,764	2,272,920
E.ON SE (Germany)	389,254	3,674,553
Innogy SE (Germany), 144A	47,141	1,855,308
National Grid PLC (United Kingdom)	162,198	2,009,722
Sempra Energy	125,841	14,188,573

		24,001,076

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — 3.2%
BP PLC (United Kingdom)	384,130	$2,217,276
Canadian Natural Resources Ltd. (Canada)	72,005	2,076,624
Chevron Corp.	124,559	12,995,240
Diamondback Energy, Inc.*	21,564	1,915,099
Dorian LPG Ltd.*(a)	87,860	718,695
EOG Resources, Inc.	34,591	3,131,177
Marathon Oil Corp.	131,734	1,561,048
Phillips 66	110,389	9,128,066
Raging River Exploration, Inc. (Canada)*	158,035	985,891
Repsol SA (Spain)	138,343	2,120,952
Resolute Energy Corp.*(a)	35,350	1,052,370
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	119,143	3,198,578
RSP Permian, Inc.*	34,200	1,103,634
Scorpio Tankers, Inc. (Monaco)(a)	341,300	1,354,961
Suncor Energy, Inc. (Canada)	332,394	9,705,905
TOTAL SA (France)(a)	61,528	3,054,688
TransCanada Corp. (Canada), (NYSE)(a)	98,560	4,698,355
Valero Energy Corp.	35,827	2,416,889
World Fuel Services Corp.	83,084	3,194,580
YPF SA (Argentina), ADR	107,256	2,348,906

		68,978,934

Paper & Forest Products — 0.4%
Deltic Timber Corp.(a)	24,975	1,864,634
KapStone Paper and Packaging Corp.	213,403	4,402,504
Neenah Paper, Inc.	17,590	1,411,598

		7,678,736

Personal Products — 0.8%
Unilever NV (United Kingdom)(a)	238,598	13,187,311
Unilever NV (United Kingdom), CVA	63,503	3,505,487

		16,692,798

Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom)	107,361	7,191,456
Bristol-Myers Squibb Co.	415,460	23,149,431
Eisai Co. Ltd. (Japan)	52,480	2,903,591
Eli Lilly & Co.	137,299	11,299,708
Hikma Pharmaceuticals PLC (Jordan)(a)	112,353	2,151,741
Merck & Co., Inc.	342,468	21,948,774
Novartis AG (Switzerland)	41,687	3,481,974
Ono Pharmaceutical Co. Ltd. (Japan)	258,255	5,632,900
Phibro Animal Health Corp. (Class A Stock)	25,020	926,991
Roche Holding AG (Switzerland)	54,301	13,874,716
Zoetis, Inc.	55,554	3,465,459

		96,026,741

Professional Services — 0.5%
FTI Consulting, Inc.*	64,190	2,244,082
Huron Consulting Group, Inc.*	42,910	1,853,712
ICF International, Inc.*	16,800	791,280
Mistras Group, Inc.*	74,760	1,642,477
TransUnion*	109,055	4,723,172

		11,254,723

Real Estate Management & Development — 0.6%
BR Malls Participacoes SA (Brazil)	531,715	1,916,350
Daito Trust Construction Co. Ltd. (Japan)	56,958	8,873,812
StorageVault Canada, Inc. (Canada)	153,300	312,085

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Tricon Capital Group, Inc. (Canada)(a)	150,800	$1,351,246

		12,453,493

Road & Rail — 3.2%
AMERCO	19,400	7,101,563
Canadian National Railway Co. (Canada)	282,973	22,959,916
DSV A/S (Denmark)	101,283	6,221,222
Genesee & Wyoming, Inc. (Class A Stock)*	117,889	8,062,429
Kansas City Southern	22,532	2,357,974
Knight Transportation, Inc.(a)	84,436	3,128,354
Union Pacific Corp.	172,823	18,822,153

		68,653,611

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*(a)	303,805	3,791,486
Intel Corp.	354,575	11,963,361
Maxim Integrated Products, Inc.	242,410	10,884,209
Microchip Technology, Inc.(a)	24,570	1,896,313
QUALCOMM, Inc.	79,237	4,375,467
Skyworks Solutions, Inc.	38,573	3,701,079
X-Fab Silicon Foundries SE (Belgium), 144A*	287,819	2,892,851

		39,504,766

Software — 2.8%
Descartes Systems Group, Inc. (The) (Canada)*	152,798	3,717,441
Microsoft Corp.	450,096	31,025,117
NHN Entertainment Corp. (South Korea)*	16,805	1,179,681
Nintendo Co. Ltd. (Japan)	13,200	4,419,250
ServiceNow, Inc.*	51,780	5,488,680
SS&C Technologies Holdings, Inc.	224,024	8,604,762
Workday, Inc. (Class A Stock)*(a)	64,460	6,252,620

		60,687,551

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(a)	63,601	7,415,241
AutoZone, Inc.*(a)	2,187	1,247,596
Camping World Holdings, Inc. (Class A Stock)(a)	42,390	1,307,732
CarMax, Inc.*(a)	33,344	2,102,673
Cato Corp. (The) (Class A Stock)(a)	46,570	819,166
Home Depot, Inc. (The)	60,047	9,211,210
L Brands, Inc.(a)	38,100	2,053,209
Lowe’s Cos., Inc.	90,585	7,023,055
Stage Stores, Inc.(a)	74,945	155,886
TJX Cos., Inc. (The)	137,467	9,920,993
Ulta Beauty, Inc.*	16,146	4,639,392

		45,896,153

Technology Hardware, Storage & Peripherals — 0.7%
Catcher Technology Co. Ltd. (Taiwan)	543,080	6,472,662
Diebold Nixdorf, Inc.(a)	57,420	1,607,759
Samsung Electronics Co. Ltd. (South Korea)	2,162	4,503,061
Western Digital Corp.	32,153	2,848,756

		15,432,238

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. (Class B Stock)	294,927	17,400,693

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance — 0.2%
Indiabulls Housing Finance Ltd. (India)	195,768	$3,256,171
Northwest Bancshares, Inc.(a)	131,500	2,052,715

		5,308,886

Tobacco — 1.2%
British American Tobacco PLC (United Kingdom)	170,221	11,599,415
Philip Morris International, Inc.	129,460	15,205,077

		26,804,492

Trading Companies & Distributors — 0.7%
Fastenal Co.(a)	157,781	6,868,207
GATX Corp.(a)	35,540	2,284,156
Rexel SA (France)	306,043	5,001,462

		14,153,825

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,849,040	4,019,419

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,418,635	3,333,271

Wireless Telecommunication Services — 0.6%
KDDI Corp. (Japan)	156,970	4,151,484
Millicom International Cellular SA (Luxembourg), SDR(a)	56,651	3,350,795
NTT DOCOMO, Inc. (Japan)	149,840	3,543,819
SoftBank Group Corp. (Japan)	32,100	2,609,414

		13,655,512

TOTAL COMMON STOCKS (cost $1,594,664,821)		1,888,462,861

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	200,900	2,228,584

Water Utilities — 0.1%
Cia de Saneamento do Parana (Brazil) (PRFC)	295,700	969,333

TOTAL PREFERRED STOCKS (cost $3,320,912)		3,197,917

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Units	Value
RIGHTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 07/03/17 (cost $66,018)	138,343	$63,204

TOTAL LONG-TERM INVESTMENTS (cost $1,598,051,751)		1,891,723,982

	Shares
SHORT-TERM INVESTMENTS — 20.2%
AFFILIATED MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $154,349,302; includes $154,208,149 of cash collateral for securities on loan)(b)(w)	154,319,059	154,334,491

UNAFFILIATED FUND — 11.7%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $253,972,952)	253,972,952	253,972,952

	Notional Amount (000)#
OPTIONS PURCHASED* — 1.4%
Put Options
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $2,025.00	185	656,040
expiring 12/15/17, Strike Price $1,975.00	185	1,995,839
expiring 03/16/18, Strike Price $2,175.00	268	11,997,475
expiring 06/15/18, Strike Price $2,150.00	270	16,064,999

TOTAL OPTIONS PURCHASED (cost $71,144,483)		30,714,353

TOTAL SHORT-TERM INVESTMENTS (cost $479,466,737)		439,021,796

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.4% (cost $2,077,518,488)		2,330,745,778

	Notional Amount (000)#	Value
OPTIONS WRITTEN* — (0.7)%
Put Options
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $1,800.00	185	$(221,760)
expiring 12/15/17, Strike Price $1,750.00	185	(724,417)
expiring 03/16/18, Strike Price $1,950.00	268	(5,496,050)
expiring 06/15/18, Strike Price $1,925.00	270	(8,208,000)

TOTAL OPTIONS WRITTEN (premiums received $35,697,147)		(14,650,227)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.7% (cost $2,041,821,341)		2,316,095,551
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (6.7)%		(146,208,974)

NET ASSETS — 100.0%		$2,169,886,577

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,500,863; cash collateral of $154,208,149 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
2,563	Mini MSCI EAFE Index	Sep. 2017	$128,375,460	$129,213,645	$(838,185)
645	S&P 500 E-Mini Index	Sep. 2017	78,249,787	78,074,025	175,762

					(662,423)

Cash of $7,835,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,208,281	$11,449,940	$—
Air Freight & Logistics	14,413,378	2,833,280	—
Airlines	3,896,328	—	—
Auto Components	—	6,464,600	—
Automobiles	4,699,200	4,485,235	—
Banks	134,655,380	48,800,472	—
Beverages	14,367,782	4,099,722	—
Building Products	10,184,491	10,945,814	—
Capital Markets	46,834,041	13,905,120	—
Chemicals	23,801,450	2,977,948	—
Commercial Services & Supplies	37,840,766	—	—
Communications Equipment	13,513,441	5,639,748	—
Construction & Engineering	1,670,980	4,248,364	—
Construction Materials	—	17,637,133	—
Consumer Finance	17,966,039	—	—
Containers & Packaging	51,044,783	13,219,837	—
Diversified Consumer Services	9,490,047	—	—
Diversified Financial Services	6,349,851	11,132,090	—
Diversified Telecommunication Services	8,116,073	15,008,557	—
Electric Utilities	18,243,821	5,762,311	—
Electrical Equipment	13,119,433	5,846,835	—
Electronic Equipment, Instruments & Components	8,877,846	8,906,099	—
Energy Equipment & Services	2,147,068	—	—
Equity Real Estate Investment Trusts (REITs)	48,827,071	6,746,585	—
Food & Staples Retailing	17,892,104	—	—
Food Products	19,609,582	18,518,180	—
Gas Utilities	10,258,108	6,046,196	—
Health Care Equipment & Supplies	46,587,965	—	—
Health Care Providers & Services	69,737,246	—	—
Health Care Technology	2,303,997	—	—
Hotels, Restaurants & Leisure	28,554,413	2,477,785	—
Household Durables	26,386,339	13,123,547	—
Household Products	11,136,402	—	—
Independent Power & Renewable Electricity Producers	—	921,528	—
Industrial Conglomerates	16,899,625	5,277,505	—
Insurance	131,513,825	9,981,154	—
Internet & Direct Marketing Retail	9,435,975	927,552	—
Internet Software & Services	34,712,574	7,855,821	—
IT Services	60,066,909	2,700,644	—
Machinery	43,507,897	5,584,187	—
Marine	—	7,749,270	—
Media	6,309,269	9,415,151	—
Metals & Mining	4,177,145	1,734,038	—
Multiline Retail	4,746,770	—	—
Multi-Utilities	14,188,573	9,812,503	—
Oil, Gas & Consumable Fuels	58,387,440	10,591,494	—
Paper & Forest Products	7,678,736	—	—
Personal Products	13,187,311	3,505,487	—
Pharmaceuticals	60,790,363	35,236,378	—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Professional Services	$11,254,723	$—	$—
Real Estate Management & Development	3,579,681	8,873,812	—
Road & Rail	62,432,389	6,221,222	—
Semiconductors & Semiconductor Equipment	39,504,766	—	—
Software	55,088,620	5,598,931	—
Specialty Retail	45,896,153	—	—
Technology Hardware, Storage & Peripherals	4,456,515	10,975,723	—
Textiles, Apparel & Luxury Goods	17,400,693	—	—
Thrifts & Mortgage Finance	2,052,715	3,256,171	—
Tobacco	15,205,077	11,599,415	—
Trading Companies & Distributors	9,152,363	5,001,462	—
Transportation Infrastructure	—	4,019,419	—
Water Utilities	—	3,333,271	—
Wireless Telecommunication Services	—	13,655,512	—
Preferred Stocks
Banks	2,228,584	—	—
Water Utilities	969,333	—	—
Rights
Oil, Gas & Consumable Fuels	63,204	—	—
Affiliated Mutual Fund	154,334,491	—	—
Unaffiliated Fund	253,972,952	—	—
Options Purchased	30,714,353	—	—
Options Written	(14,650,227)	—	—
Other Financial Instruments*
Futures Contracts	(662,423)	—	—

Total	$1,891,330,080	$424,103,048	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Fund	11.7%
Banks	8.6
Affiliated Mutual Fund (7.1% represents investments purchased with collateral from securities on loan)	7.1
Insurance	6.5
Pharmaceuticals	4.4
Health Care Providers & Services	3.2
Oil, Gas & Consumable Fuels	3.2
Road & Rail	3.2
Containers & Packaging	3.0
IT Services	2.9
Capital Markets	2.8
Software	2.8
Equity Real Estate Investment Trusts (REITs)	2.6
Machinery	2.3
Health Care Equipment & Supplies	2.1
Specialty Retail	2.1
Internet Software & Services	2.0
Household Durables	1.8
Semiconductors & Semiconductor Equipment	1.8
Food Products	1.8
Commercial Services & Supplies	1.7
Hotels, Restaurants & Leisure	1.4

Options Purchased	1.4%
Tobacco	1.2
Chemicals	1.2
Electric Utilities	1.1
Multi-Utilities	1.1
Diversified Telecommunication Services	1.1
Industrial Conglomerates	1.0
Aerospace & Defense	1.0
Building Products	1.0
Communications Equipment	0.9
Electrical Equipment	0.9
Beverages	0.8
Consumer Finance	0.8
Food & Staples Retailing	0.8
Electronic Equipment, Instruments & Components	0.8
Construction Materials	0.8
Diversified Financial Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Air Freight & Logistics	0.8
Personal Products	0.8
Gas Utilities	0.7
Media	0.7
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	0.6
Real Estate Management & Development	0.6
Professional Services	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Household Products	0.5%
Internet & Direct Marketing Retail	0.5
Diversified Consumer Services	0.4
Automobiles	0.4
Marine	0.4
Paper & Forest Products	0.4
Auto Components	0.3
Construction & Engineering	0.3
Metals & Mining	0.3
Water Utilities	0.3
Multiline Retail	0.2
Thrifts & Mortgage Finance	0.2

Transportation Infrastructure	0.2%
Airlines	0.2
Health Care Technology	0.1
Energy Equipment & Services	0.1
Independent Power & Renewable Electricity Producers	0.0 *

107.4
Options Written	(0.7)
Liabilities in excess of other assets	(6.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instrument is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$175,762	*	Due from/to broker-variation margin futures	$838,185	*
Equity contracts	Unaffiliated investments	30,777,557		Options written outstanding, at value	14,650,227

Total		$30,953,319			$15,488,412

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Total
Equity contracts	$663,848	$(31,612,709)	$4,897,328	$(9,680,143)	$(35,731,676)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Total
Equity contracts	$(2,814)	$(20,195,530)	$19,758,797	$(1,100,816)	$(1,540,363)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Short Positions(3)
$65,420,994	$777,667	$139,008,274

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$151,500,863	$(151,500,863)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $151,500,863:
Unaffiliated investments (cost $1,923,169,186)	$2,176,411,287
Affiliated investments (cost $154,349,302)	154,334,491
Cash	27,303
Foreign currency, at value (cost $633,743)	629,487
Deposit with broker for futures	7,835,000
Receivable for investments sold	3,083,711
Dividends receivable	2,881,427
Tax reclaim receivable	1,583,705
Receivable from affiliate	41,317
Receivable from manager	29,918
Receivable for fund share sold	1,347
Prepaid expenses	2,341

Total Assets	2,346,861,334

LIABILITIES:
Payable to broker for collateral for securities on loan	154,208,149
Options written outstanding, at value (premiums received $35,697,147)	14,650,227
Payable for investments purchased	4,951,348
Management fees payable	849,228
Payable for fund share repurchased	777,910
Due to broker-variation margin futures	668,925
Foreign capital gains tax liability accrued	502,244
Accrued expenses and other liabilities	306,797
Distribution fee payable	59,511
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	53

Total Liabilities	176,974,757

NET ASSETS	$2,169,886,577

Net assets were comprised of:
Paid-in capital	$1,563,047,728
Retained earnings	606,838,849

Net assets, June 30, 2017	$2,169,886,577

Net asset value and redemption price per share, $2,169,886,577 / 151,641,878 outstanding shares of beneficial interest	$14.31

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $963,683, of which $101,921 is reimbursable by an affiliate)	$22,681,957
Income from securities lending, net (including affiliated income of $116,054)	224,985

22,906,942

EXPENSES
Management fees	8,624,075
Distribution fee	2,662,683
Custodian and accounting fees	257,000
Audit fee	14,000
Trustees’ fees	14,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	32,865

Total expenses	11,618,623

NET INVESTMENT INCOME (LOSS)	11,288,319

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,623))	27,556,890
Futures transactions	(9,680,143)
Options written transactions	4,897,328
Foreign currency transactions	(80,998)

22,693,077

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13,758)) (net of change in foreign capital gains taxes $(502,244))	89,440,514
Futures	(1,100,816)
Options written	19,758,797
Foreign currencies	101,252

108,199,747

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	130,892,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,181,143

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,288,319	$14,497,572
Net realized gain (loss) on investment and foreign currency transactions	22,693,077	40,463,489
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	108,199,747	54,118,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,181,143	109,079,209

FUND SHARE TRANSACTIONS:
Fund share sold [2,405,608 and 34,963,915 shares, respectively]	33,163,884	438,974,907
Fund share repurchased [6,908,737 and 47,586,950 shares, respectively]	(96,232,404)	(579,622,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(63,068,520)	(140,647,828)

CAPITAL CONTRIBUTIONS	—	480,782

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,112,623	(31,087,837)
NET ASSETS:
Beginning of period	2,090,773,954	2,121,861,791

End of period	$2,169,886,577	$2,090,773,954

SEE NOTES TO FINANCIAL STATEMENTS.

A177

Glossary:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

BIST	Borsa Istanbul
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
MICEX	Moscow Interbank Currency Exchange
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
RTS	Russian Trading System
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
TSX	Toronto Stock Exchange

Index:

Bovespa	Sao Paulo Se Bovespa Index
HSCEI	Hang Seng China Enterprises Index
KOSPI	Korean Stock Exchange Index
WIG20	Warsaw Stock Exchange Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
L1	Level 1
L2	Level 2
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
TRLIBOR	Bank Association of Turkey Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 26 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value“)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC / Neuberger Berman Investment Advisers, LLC / William Blair Investment Management, LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC / LSV Asset Management

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan Investment Management, Inc.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison Associates, LLC

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	Objective	Subadviser(s)
AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Capital growth.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	Massachusetts Financial Services Company (“MFS”)

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV Asset Management / Neuberger Berman Investment Advisers, LLC

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”)	Long-term capital appreciation.	Parametric Portfolio Associates, LLC

AST QMA Large-Cap Portfolio (“QMA Large-Cap”)	Long-term capital appreciation.	Quantitative Management Associates, LLC (”QMA“)

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Emerald Mutual Fund Advisers Trust / UBS Asset Management (Americas), Inc.

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	Victory Capital Management, Inc./ Wellington Management Company, LLP

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. / LMCG Investments, LLC

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.

AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”) formerly known as AST Value Equity Portfolio	Maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.

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	Objective	Subadviser(s)
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management, LLP

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”), with the exception of AQR Emerging Markets Equity for which PGIM Investments is the sole Investment Manager. Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing

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price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such

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securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on

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their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts,

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interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

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The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (”ISDA“) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower

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will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable

B9

amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2017, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver
AQR Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% in excess of $10 billion
Cohen & Steers Realty	0.8325% first $300 million;	0.76%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Goldman Sachs Large-Cap Value	0.5825% first $300 million;	0.55%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Goldman Sachs Mid-Cap Growth	0.8325% first $300 million;	0.72%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

B10

	Management Fees	Effective Management Fees, Net of Waiver
Goldman Sachs Small-Cap Value	0.7825% first $300 million;	0.76%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million;	0.56%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
International Growth	0.8325% first $300 million;	0.80%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
International Value	0.8325% first $300 million;	0.81%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
J.P. Morgan International Equity	0.8325% first $75 million;	0.71%
	0.6825% on next $225 million;
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Jennison Large-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Loomis Sayles Large-Cap Growth	0.7325% first $300 million;	0.65%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
MFS Global Equity	0.8325% first $300 million;	0.82%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
MFS Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
MFS Large-Cap Value	0.6825% first $300 million;	0.67%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion

B11

	Management Fees	Effective Management Fees, Net of Waiver
Neuberger Berman/LSV Mid-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Parametric Emerging Markets Equity	0.9325% first $300 million;	0.93%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% in excess of $10 billion
QMA Large-Cap	0.5825% of first $300 million;	0.54%*
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Small-Cap Growth	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Small-Cap Growth Opportunities	0.7825% first $300 million;	0.77%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Small-Cap Value	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Large-Cap Growth	0.7325% first $300 million;	0.67%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
T. Rowe Price Large-Cap Value	0.6825% first $300 million;	0.52%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
T. Rowe Price Natural Resources	0.7325% first $300 million;	0.72%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Templeton Global Bond	0.6325% first $300 million;	0.63%
	0.6225% on next $200 million;
	0.6125% on next $250 million;
	0.6025% on next $2.5 billion;
	0.5925% on next $2.75 billion;
	0.5625% on next $4 billion;
	0.5425% in excess of $10 billion

B12

	Management Fees	Effective Management Fees, Net of Waiver
WEDGE Capital Mid-Cap Value	0.7825% first $300 million;	0.77%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Wellington Management Hedged Equity	0.8325% first $300 million;	0.81%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017
AQR Emerging Markets Equity	effective April 29, 2017 contractually limit expenses to 1.42% through June 30, 2018	contractually limit expenses to 1.42% through June 30, 2018
Cohen & Steers Realty	contractually waive 0.07% through June 30, 2017	contractually waive 0.06% through June 30, 2018
Goldman Sachs Large-Cap Value	contractually waive 0.013% through June 30, 2017	contractually waive 0.013% through June 30, 2018
	contractually limit expenses to 0.82% through June 30, 2017	contractually limit expenses to 0.82% through June 30, 2018
Goldman Sachs Mid-Cap Growth	contractually waive 0.10% through June 30, 2017	contractually waive 0.10% through June 30, 2018
Goldman Sachs Small-Cap Value	contractually waive 0.013% through June 30, 2017	contractually waive 0.013% through June 30, 2018
International Growth	contractually waive 0.011% through June 30, 2017	contractually waive 0.011% through June 30, 2018
Loomis Sayles Large-Cap Growth	contractually waive 0.06% through June 30, 2017	contractually waive 0.06% through June 30, 2018
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.002% through June 30, 2017	contractually waive 0.002% through June 30, 2018
Small Cap Growth	contractually waive 0.004% through June 30, 2017	contractually waive 0.004% through June 30, 2018
T. Rowe Price Large-Cap Growth	contractually waive 0.01% through May 31, 2017	effective June 1, 2017 contractually waive 0.036% through June 30, 2018
T. Rowe Price Large-Cap Value	**	contractually waive 0.067% through June 30, 2018
T. Rowe Price Natural Resources	contractually waive 0.002% through May 31, 2017	effective June 1, 2017 contractually waive 0.012% through June 30, 2018
WEDGE Capital Mid-Cap Value	contractually waive 0.01% through June 30, 2017	contractually waive 0.01% through June 30, 2018

*	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadviser fee discount. For the six months ended June 30, 2017 the manager waived 0.02%.

**	Through May 31, 2017, the contractual waiver was 0.15%. Effective June 1, 2017 through June 30, 2017 the contractual waiver was 0.156%.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

B13

Certain Portfolios have entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2017, brokerage commission recaptured under these agreements was as follows:

Amount
AQR Emerging Markets Equity	$2,365
Cohen & Steers Realty	52,751
Goldman Sachs Large-Cap Value	5,454
Goldman Sachs Mid-Cap Growth	21,597
Goldman Sachs Small-Cap Value	15,919
International Growth	73,476
International Value	218
J.P. Morgan International Equity Portfolio	719
Jennison Large-Cap Growth	27,137
Loomis Sayles Large-Cap Growth	4,004
MFS Global Equity	4,631
MFS Growth	4,488
MFS Large-Cap Value	11,324
Neuberger Berman/LSV Mid-Cap Value	5,420
Small-Cap Growth	56,280
Small-Cap Growth Opportunities	3,854
Small-Cap Value	23,789
T. Rowe Price Large-Cap Growth	3,546
T. Rowe Price Large-Cap Value	3,073
T. Rowe Price Natural Resources	8,643
WEDGE Capital Mid-Cap Value	6,057
Wellington Management Hedged Equity	9,022

AST Investment Services, Inc., Jennison, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the ”Core Fund“) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the ”Money Market Fund“), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and ”Income from securities lending, net“, respectively.

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
AQR Emerging Markets Equity	$5,803
Cohen & Steers Realty	19,052
Goldman Sachs Large-Cap Value	52,762
Goldman Sachs Mid-Cap Growth	65,541
Goldman Sachs Small-Cap Value	64,360
Hotchkis & Wiley Large-Cap Value	68,507

B14

Amount
International Growth	$61,620
International Value	22,744
J.P. Morgan International Equity	2,103
Jennison Large-Cap Growth	28,304
Loomis Sayles Large-Cap Growth	135,461
MFS Global Equity	18,165
MFS Growth	16,923
MFS Large-Cap Value	9,307
Neuberger Berman/LSV Mid-Cap Value	59,697
Parametric Emerging Markets Equity	7,401
QMA Large-Cap	18,301
Small-Cap Growth	97,978
Small-Cap Growth Opportunities	85,284
Small-Cap Value	67,043
T. Rowe Price Large-Cap Growth	65,827
T. Rowe Price Large-Cap Value	5,583
T. Rowe Price Natural Resources	26,727
WEDGE Capital Mid-Cap Value	29,952
Wellington Management Hedged Equity	54,497

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (”SEC“) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2016 Withholding Tax	2017 Withholding Tax
AQR Emerging Markets Equity	$9,702	$4,934
International Growth	322,426	494,565
International Value	593,727	734,274
J.P. Morgan International Equity	102,532	156,512
MFS Global Equity	6,726	6,164
MFS Growth	—	54,615
Parametric Emerging Markets Equity	43,186	27,445
Wellington Management Hedged Equity	90,982	101,921

B15

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$101,063,119	$140,873,901
Cohen & Steers Realty	292,690,092	324,295,875
Goldman Sachs Large-Cap Value	1,261,696,766	1,356,270,649
Goldman Sachs Mid-Cap Growth	415,505,099	427,304,804
Goldman Sachs Small-Cap Value	276,645,589	284,817,616
Hotchkis & Wiley Large-Cap Value	365,340,412	223,765,160
International Growth	558,930,487	489,333,262
International Value	306,888,215	233,535,895
J.P. Morgan International Equity	43,391,419	29,915,788
Jennison Large-Cap Growth	303,173,018	277,502,780
Loomis Sayles Large-Cap Growth	87,761,863	93,875,783
MFS Global Equity	36,542,211	34,889,970
MFS Growth	131,097,789	315,301,688
MFS Large-Cap Value	147,952,925	103,739,049
Neuberger Berman/LSV Mid-Cap Value	151,055,826	129,189,723
Parametric Emerging Markets Equity	35,436,315	41,822,406
QMA Large-Cap	1,427,622,147	1,719,834,878
Small-Cap Growth	180,594,009	195,462,857
Small-Cap Growth Opportunities	232,423,102	270,845,543
Small-Cap Value	257,487,751	293,332,695
T. Rowe Price Large-Cap Growth*	697,051,147	455,971,168
T. Rowe Price Large-Cap Value	365,909,018	177,796,370
T. Rowe Price Natural Resources	295,351,299	296,074,833
Templeton Global Bond	45,770,679	61,595,973
WEDGE Capital Mid-Cap Value	55,504,837	69,385,346
Wellington Management Hedged Equity	479,225,539	517,518,413

*	For the six months ended June 30, 2017 the Portfolio purchases and sales transactions under Rule 17a-7, were $0 and $2,208,367 respectively. The Portfolio realized a gain of $211,875 as a result of Rule 17a-7 sales transactions.

Options written transactions, during the six months ended June 30, 2017, were as follows:

	Wellington Management Hedged Equity
	Notional Amount	Premium
Balance at beginning of period	585,400	$19,783,123
Written options	538,100	21,257,026
Expired options	(107,900)	(2,671,501)
Closed options	(107,900)	(2,671,501)

Balance at end of period	907,700	$35,697,147

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax

B16

years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The following Portfolios utilized the SCA during the six months ended June 30, 2017. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2017
Cohen & Steers Realty	$490,600	2.13%	10	$686,600	—
Goldman Sachs Large-Cap Value	1,388,000	2.02%	1	1,388,000	—
International Growth	424,000	2.31%	4	471,000	—
Jennison Large-Cap Growth	2,492,667	2.20%	9	4,356,000	—
Loomis Sayles Large-Cap Growth	2,447,000	2.24%	1	2,447,000	—
MFS Large-Cap Value	378,000	2.19%	1	378,000	—
Parametric Emerging Markets Equity	2,187,000	2.13%	8	3,646,000	—
QMA Large-Cap	1,164,800	2.24%	5	4,043,000	—
Small-Cap Growth	557,667	2.21%	6	897,000	—
Small-Cap Growth Opportunities	337,000	2.19%	4	542,000	—
Small-Cap Value	496,500	2.45%	6	1,775,000	1,775,000
T. Rowe Price Natural Resources	852,250	2.18%	4	2,692,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Reorganization

On November 17, 2016, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the AST Boston Partners Large-Cap Value Portfolio and AST QMA Emerging Markets Equity Portfolio (the “Merged Portfolios”) for shares of AST Goldman Sachs Large-Cap Value Portfolio and AST AQR Emerging Markets Equity Portfolio (the “Acquiring Portfolios) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved each Plan at a meeting on February 16, 2017 and each reorganization took place on April 28, 2017.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Boston Partners Large-Cap Value Portfolio	$279,217,534	$211,667,766
AST QMA Emerging Markets Equity Portfolio	83,571,013	77,950,278

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

B17

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Boston Partners Large-Cap Value Portfolio	14,105,232	AST Goldman Sachs Large-Cap Value Portfolio	9,871,267	$290,610,158
AST QMA Emerging Markets Equity Portfolio	8,186,162	AST AQR Emerging Markets Equity Portfolio	7,350,419	79,752,175

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
AST Boston Partners Large-Cap Value Portfolio	$290,610,158	$67,549,768	AST Goldman Sachs Large-Cap Value Portfolio	$1,797,609,903
AST QMA Emerging Markets Equity Portfolio	79,752,175	5,620,735	AST AQR Emerging Markets Equity Portfolio	144,422,222

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s results of operations for the six months ended June 30, 2017 would have been as follows:

Acquiring Portfolio	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Net increase (decrease) in net assets resulting from operations
AST Goldman Sachs Large-Cap Value Portfolio	$15,653,500	$104,332,201	$119,985,701
AST AQR Emerging Markets Equity Portfolio	905,647	43,162,063	44,067,710

(a)	Net investment income (loss) as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus Net investment income from the Merged Portfolios pre-merger as follows: AST Boston Partners Large-Cap Value Portfolio $1,599,613 and AST QMA Emerging Markets Equity Portfolio $(57,952).
(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST Boston Partners Large-Cap Value Portfolio $21,193,433 and AST QMA Emerging Markets Equity Portfolio $11,576,779.

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

10.	Ownership

As of June 30, 2017, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

11.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation

B18

S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B19

Financial Highlights

(unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,				February 25, 2013(c) through December 31, 2013
			2016(d)		2015(d)	2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.50		$8.38		$9.92	$10.24	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.09		0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments	1.86		1.03		(1.64)	(0.44)	0.11

Total from investment operations	1.92		1.12		(1.54)	(0.32)	0.24

Capital Contributions(e)	—		—	(f)	—	—	—

Net Asset Value, end of period	$11.42		$9.50		$8.38	$9.92	$10.24

Total Return(a)	20.21%		13.37	%(g)	(15.52)%	(3.13)%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$239.3		$162.6		$158.9	$263.8	$174.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.39	%(h)	1.45%		1.37%	1.35%	1.40	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.39	%(h)	1.45%		1.37%	1.35%	1.40	%(h)
Net investment income (loss)	1.09	%(h)	0.99%		1.04%	1.16%	1.31	%(h)
Portfolio turnover rate	65	%(i)	81%		59%	69%	109	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.89		$10.39		$9.91	$7.57	$7.34	$6.46

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.13		0.12	0.14	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.20		0.37		0.36	2.20	0.20	0.97

Total from investment operations	0.30		0.50		0.48	2.34	0.23	0.99

Less Distributions:	—		—		—	—	—	(0.11)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$11.19		$10.89		$10.39	$9.91	$7.57	$7.34

Total Return(a)	2.75%		4.81	%(f)	4.84%	30.91%	3.13%	15.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$653.2		$675.6		$759.1	$857.4	$677.5	$632.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(g)	1.03%		1.03%	1.00%	1.04%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(g)	1.10%		1.10%	1.11%	1.11%	1.13%
Net investment income (loss)	1.80	%(g)	1.19%		1.14%	1.46%	0.45%	0.13%
Portfolio turnover rate	45	%(h)	88%		59%	48%	77%	103%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$28.32		$25.39		$26.62	$23.53	$17.62	$14.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.46		0.33	0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments	1.28		2.44		(1.56)	2.82	5.67	2.72

Total from investment operations	1.50		2.90		(1.23)	3.09	5.91	2.91

Less Distributions:	—		—		—	—	—	(0.20)

Capital Contributions(d)	—		0.03		—	—	—	—

Net Asset Value, end of period	$29.82		$28.32		$25.39	$26.62	$23.53	$17.62

Total Return(a)	5.30%		11.54	%(e)	(4.62)%	13.13%	33.54%	19.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,139.0		$1,781.8		$2,124.9	$1,732.7	$1,652.2	$1,455.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(f)	0.82%		0.82%	0.83%	0.84%	0.84%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(f)	0.83%		0.83%	0.84%	0.85%	0.87%
Net investment income (loss)	1.49	%(f)	1.80%		1.24%	1.09%	1.05%	1.13%
Portfolio turnover rate	69	%(g)	132%		113%	74%	111%	136%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.42%.

(f)	Annualized.

(g)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.42		$7.30		$7.74	$6.94	$5.25	$5.01

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)		(0.02)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.11		0.13		(0.42)	0.82	1.72	0.93

Total from investment operations	1.10		0.11		(0.44)	0.80	1.69	0.92

Less Distributions:	—		—		—	—	—	(0.68)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$8.52		$7.42		$7.30	$7.74	$6.94	$5.25

Total Return(a)	14.82%		1.64	%(e)	(5.68)%	11.53%	32.19%	19.62%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,346.1		$1,182.8		$1,330.1	$712.6	$638.2	$563.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(f)	0.98%		1.03%	1.03%	1.07%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(f)	1.08%		1.10%	1.11%	1.12%	1.13%
Net investment income (loss)	(0.23	)%(f)	(0.21)%		(0.29)%	(0.25)%	(0.24)%	(0.10)%
Portfolio turnover rate	33	%(g)	71%		128%	71%	51%	78%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.50%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.17		$17.03		$18.02	$16.81	$12.11	$10.53

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.13		0.11	0.10	0.08	0.17
Net realized and unrealized gain (loss) on investments	0.36		4.00		(1.10)	1.11	4.62	1.47

Total from investment operations	0.40		4.13		(0.99)	1.21	4.70	1.64

Less Distributions:	—		—		—	—	—	(0.06)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$21.57		$21.17		$17.03	$18.02	$16.81	$12.11

Total Return(a)	1.89%		24.31	%(e)	(5.49)%	7.20%	38.81%	15.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$957.9		$933.3		$800.7	$924.0	$877.5	$590.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(f)	1.04%		1.04%	1.05%	1.06%	1.08%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(f)	1.05%		1.05%	1.05%	1.06%	1.09%
Net investment income (loss)	0.41	%(f)	0.71%		0.60%	0.55%	0.64%	1.47%
Portfolio turnover rate	30	%(g)	70%		47%	48%	75%	87%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.25%.

(f)	Annualized.

(g)	Not annualized.

	AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$24.96		$20.83		$22.59	$19.86	$14.20	$12.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.34		0.35	0.62	0.27	0.25
Net realized and unrealized gain (loss) on investments	1.85		3.75		(2.11)	2.11	5.39	1.82

Total from investment operations	2.05		4.09		(1.76)	2.73	5.66	2.07

Less Distributions:	—		—		—	—	—	(0.47)

Capital Contributions(d)	—		0.04		—	—	—	—

Net Asset Value, end of period	$27.01		$24.96		$20.83	$22.59	$19.86	$14.20

Total Return(a)	8.21%		19.83	%(e)	(7.79)%	13.75%	39.86%	16.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,690.7		$1,437.7		$1,489.4	$1,402.8	$1,309.7	$1,867.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(f)	0.84%		0.84%	0.84%	0.79%	0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(f)	0.84%		0.84%	0.84%	0.84%	0.87%
Net investment income (loss)	1.54	%(f)	1.57%		1.56%	2.95%	1.59%	1.89%
Portfolio turnover rate	15	%(g)	43%		48%	43%	36%	113%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.64%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST International Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.24		$13.76		$13.34	$14.12	$11.86	$9.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.10		0.09	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments	2.40		(0.64)		0.33	(0.87)	2.19	1.86

Total from investment operations	2.52		(0.54)		0.42	(0.78)	2.26	2.00

Less Distributions:	—		—		—	—	—	(0.13)

Capital Contributions(d)	—		0.02		—	—	—	0.01

Net Asset Value, end of period	$15.76		$13.24		$13.76	$13.34	$14.12	$11.86

Total Return(a)	19.03%		(3.78	)%(e)	3.15%	(5.52)%	19.06%	20.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,369.8		$1,959.1		$2,223.8	$2,721.7	$2,857.8	$2,545.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(f)	1.09%		1.09%	1.08%	1.11%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.10%		1.10%	1.10%	1.12%	1.16%
Net investment income (loss)	1.60	%(f)	0.78%		0.64%	0.66%	0.52%	1.19%
Portfolio turnover rate	23	%(g)	61%		50%	56%	115%	136%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the year ended December 31, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.93)%.

(f)	Annualized.

(g)	Not annualized.

	AST International Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.36		$17.26		$17.12	$18.35	$15.36	$13.54

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.38		0.35	0.36	0.29	0.33
Net realized and unrealized gain (loss) on investments	1.93		(0.32)		(0.21)	(1.59)	2.70	1.86

Total from investment operations	2.25		0.06		0.14	(1.23)	2.99	2.19

Less Distributions:	—		—		—	—	—	(0.37)

Capital Contributions(d)	—		0.04		—	—	—	— (e)

Net Asset Value, end of period	$19.61		$17.36		$17.26	$17.12	$18.35	$15.36

Total Return(a)	12.96%		0.58	%(f)	0.82%	(6.70)%	19.47%	16.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,227.8		$1,908.1		$2,029.2	$2,436.4	$2,544.4	$2,239.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(g)	1.10%		1.11%	1.10%	1.11%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(g)	1.10%		1.11%	1.10%	1.11%	1.16%
Net investment income (loss)	3.43	%(g)	2.26%		1.96%	2.10%	1.76%	2.28%
Portfolio turnover rate	12	%(h)	28%		22%	79%	39%	31%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the year ended December 31, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.35%.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$23.76		$23.31		$23.98	$25.61	$22.20	$18.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.35		0.42		0.41	0.72	0.38	0.41
Net realized and unrealized gain (loss) on investments	3.35		(0.02)		(1.08)	(2.35)	3.03	3.50

Total from investment operations	3.70		0.40		(0.67)	(1.63)	3.41	3.91

Less Distributions:	—		—		—	—	—	(0.40)

Capital Contributions(d)	—		0.05		—	—	—	0.08

Net Asset Value, end of period	$27.46		$23.76		$23.31	$23.98	$25.61	$22.20

Total Return(a)	15.57%		1.93	%(e)	(2.79)%	(6.36)%	15.36%	21.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$432.0		$359.2		$389.2	$427.7	$467.2	$392.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(f)	1.03%		1.02%	1.02%	1.03%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(f)	1.03%		1.02%	1.02%	1.03%	1.07%
Net investment income (loss)	2.75	%(f)	1.81%		1.63%	2.84%	1.60%	2.04%
Portfolio turnover rate	8	%(g)	24%		13%	12%	15%	21%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the year ended December 31, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.

(f)	Annualized.

(g)	Not annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$22.86		$23.20		$20.97	$19.15	$14.03	$12.18

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.03)		(0.06)	(0.05)	(0.03)	— (d)
Net realized and unrealized gain (loss) on investments	3.95		(0.31)		2.29	1.87	5.15	1.85

Total from investment operations	3.95		(0.34)		2.23	1.82	5.12	1.85

Capital Contributions(e)	—		—	(d)	—	—	—	—

Net Asset Value, end of period	$26.81		$22.86		$23.20	$20.97	$19.15	$14.03

Total Return(a)	17.28%		(1.47	)%(f)	10.63%	9.50%	36.49%	15.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$943.7		$784.0		$1,097.4	$711.3	$815.3	$1,348.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(g)	1.00%		0.99%	1.00%	1.00%	0.99%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(g)	1.00%		0.99%	1.00%	1.01%	1.02%
Net investment income (loss)	—	%(g)(h)	(0.15)%		(0.27)%	(0.24)%	(0.19)%	0.01%
Portfolio turnover rate	33	%(i)	42%		36%	34%	46%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Less than 0.005%.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$37.50		$35.52		$32.27	$29.18	$21.36	$19.11

Income From Investment Operations:
Net investment income (loss)	0.12		0.22		0.17	0.16	0.01	0.15
Net realized and unrealized gain on investments	6.62		1.71		3.08	2.93	7.81	2.19

Total from investment operations	6.74		1.93		3.25	3.09	7.82	2.34

Less Distributions:	—		—		—	—	—	(0.09)

Capital Contributions(d)	—		0.05		—	—	—	—

Net Asset Value, end of period	$44.24		$37.50		$35.52	$32.27	$29.18	$21.36

Total Return(a)	17.97%		5.57	%(e)	10.07%	10.59%	36.61%	12.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,680.1		$2,292.9		$2,434.0	$2,957.4	$2,156.9	$2,392.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(f)	0.92%		0.92%	0.92%	0.96%	0.98%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(f)	0.98%		0.98%	0.98%	0.99%	1.02%
Net investment income (loss)	0.59	%(f)	0.61%		0.49%	0.53%	0.05%	0.73%
Portfolio turnover rate	4	%(g)	13%		10%	37%	146%	87%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 5.43%.

(f)	Annualized.

(g)	Not annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.57		$15.47		$15.70	$15.15	$11.87	$9.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.13		0.13	0.14	0.11	0.12
Net realized and unrealized gain (loss) on investments	2.48		0.95		(0.36)	0.41	3.17	2.11

Total from investment operations	2.59		1.08		(0.23)	0.55	3.28	2.23

Less Distributions:	—		—		—	—	—	(0.13)

Capital Contributions(d)	—		0.02		—	—	—	—

Net Asset Value, end of period	$19.16		$16.57		$15.47	$15.70	$15.15	$11.87

Total Return(a)	15.63%		7.11	%(e)	(1.46)%	3.63%	27.63%	23.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$709.2		$614.9		$619.9	$643.9	$594.2	$364.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(f)	1.13%		1.12%	1.13%	1.14%	1.21%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(f)	1.13%		1.12%	1.13%	1.14%	1.21%
Net investment income (loss)	1.29	%(f)	0.81%		0.80%	0.96%	0.80%	1.09%
Portfolio turnover rate	5	%(g)	28%		17%	11%	13%	27%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.98%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST MFS Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.14		$17.80		$16.59	$15.27	$11.17	$9.54

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.03)		(0.02)	(0.01)	— (d)	0.04
Net realized and unrealized gain (loss) on investments	3.09		0.36		1.23	1.33	4.10	1.59

Total from investment operations	3.08		0.33		1.21	1.32	4.10	1.63

Capital Contributions(e)	—		0.01		—	—	—	—

Net Asset Value, end of period	$21.22		$18.14		$17.80	$16.59	$15.27	$11.17

Total Return(a)	16.98%		1.91	%(f)	7.29%	8.64%	36.71%	17.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,052.4		$1,069.7		$1,182.3	$1,417.5	$1,371.6	$1,703.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(g)	0.99%		0.99%	0.99%	0.89%	0.84%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(g)	0.99%		0.99%	0.99%	1.00%	1.02%
Net investment income (loss)	(0.06	)%(g)	(0.16)%		(0.12)%	(0.08)%	(0.02)%	0.45%
Portfolio turnover rate	13	%(h)	29%		30%	37%	42%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.85%.

(g)	Annualized.

(h)	Not annualized.

	AST MFS Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,					August 20, 2012(c) through
	June 30, 2017(d)		2016(d)		2015(d)	2014	2013(d)	December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.13		$15.10		$15.21	$13.80	$10.26	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.24		0.22	0.28	0.17	0.07
Net realized and unrealized gain (loss) on investments	1.43		1.79		(0.33)	1.13	3.37	0.19

Total from investment operations	1.55		2.03		(0.11)	1.41	3.54	0.26

Capital Contributions(e)	—		—	(f)	—	—	—	—

Net Asset Value, end of period	$18.68		$17.13		$15.10	$15.21	$13.80	$10.26

Total Return(a)	9.05%		13.44	%(g)	(0.72)%	10.22%	34.50%	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,303.4		$1,160.4		$587.6	$626.4	$559.7	$664.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(h)	0.95%		0.96%	0.97%	0.97%	0.99	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(h)	0.95%		0.96%	0.97%	0.98%	1.00	%(h)
Net investment income (loss)	1.32	%(h)	1.47%		1.45%	2.01%	1.45%	2.09	%(h)
Portfolio turnover rate	9	%(i)	33%		17%	14%	50%	7	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$30.68		$25.95		$27.50	$24.07	$16.95	$14.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.34		0.39	0.27	0.31	0.28
Net realized and unrealized gain (loss) on investments	1.62		4.36		(1.94)	3.16	6.81	2.20

Total from investment operations	1.81		4.70		(1.55)	3.43	7.12	2.48

Less Distributions:	—		—		—	—	—	(0.17)

Capital Contributions(d)	—		0.03		—	—	—	—

Net Asset Value, end of period	$32.49		$30.68		$25.95	$27.50	$24.07	$16.95

Total Return(a)	5.90%		18.23	%(e)	(5.64)%	14.25%	42.01%	17.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$971.3		$918.5		$810.2	$993.2	$945.6	$494.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(f)	1.00%		1.00%	1.00%	1.01%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(f)	1.00%		1.00%	1.00%	1.01%	1.04%
Net investment income (loss)	1.18	%(f)	1.25%		1.43%	1.04%	1.47%	1.67%
Portfolio turnover rate	14	%(g)	30%		22%	20%	29%	34%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.11%.

(f)	Annualized.

(g)	Not annualized.

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$8.00		$7.12		$8.55	$8.97	$8.95	$7.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.10		0.12	0.12	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.03		0.78		(1.55)	(0.54)	(0.08)	1.25

Total from investment operations	1.10		0.88		(1.43)	(0.42)	0.02	1.37

Less Distributions:	—		—		—	—	—	(0.27)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$9.10		$8.00		$7.12	$8.55	$8.97	$8.95

Total Return(a)	13.75%		12.36	%(f)	(16.73)%	(4.68)%	0.22%	17.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$455.8		$411.7		$401.9	$583.9	$682.4	$1,356.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.45	%(g)	1.48%		1.45%	1.42%	1.41%	1.41%
Expenses Before Waivers and/or Expense Reimbursement	1.45	%(g)	1.48%		1.45%	1.42%	1.42%	1.43%
Net investment income (loss)	1.68	%(g)	1.28%		1.42%	1.31%	1.16%	1.43%
Portfolio turnover rate	8	%(h)	34%		12%	9%	28%	20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA Large-Cap Portfolio
	Six Months Ended		Year Ended December 31,				April 29, 2013(c) through
	June 30, 2017(d)		2016(d)		2015(d)	2014	December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.32		$13.82		$13.61	$11.81	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.19		0.20	0.16	0.10
Net realized and unrealized gain (loss) on investments	1.02		1.31		0.01	1.64	1.71

Total from investment operations	1.11		1.50		0.21	1.80	1.81

Capital Contributions(e)	—		—	(f)	—	—	—

Net Asset Value, end of period	$16.43		$15.32		$13.82	$13.61	$11.81

Total Return(a)	7.25%		10.85	%(g)	1.54%	15.24%	18.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,838.9		$2,946.6		$2,904.4	$2,791.5	$2,622.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(h)	0.80%		0.81%	0.81%	0.82	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(h)	0.82%		0.82%	0.83%	0.83	%(h)
Net investment income (loss)	1.11	%(h)	1.34%		1.45%	1.19%	1.34	%(h)
Portfolio turnover rate	49	%(i)	90%		96%	89%	77	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.92		$32.05		$31.80	$30.63	$22.66	$20.20

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.10)		(0.10)		(0.20)	(0.16)	(0.07)	— (d)
Net realized and unrealized gain (loss) on investments	3.84		3.96		0.45	1.33	8.04	2.44

Total from investment operations	3.74		3.86		0.25	1.17	7.97	2.44

Capital Contributions(e)	—		0.01		—	—	—	0.02

Net Asset Value, end of period	$39.66		$35.92		$32.05	$31.80	$30.63	$22.66

Total Return(a)	10.41%		12.07	%(f)	0.79%	3.82%	35.17%	12.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$808.4		$756.0		$737.4	$866.6	$894.6	$639.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(g)	1.00%		1.00%	1.01%	1.01%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(g)	1.01%		1.00%	1.01%	1.01%	1.03%
Net investment income (loss)	(0.53	)%(g)	(0.31)%		(0.59)%	(0.52)%	(0.29)%	(0.09)%
Portfolio turnover rate	23	%(h)	91%		46%	87%	63%	112%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement. In addition, during the year ended December 31, 2016, the amount represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 12.04%.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.53		$14.41		$14.23	$13.56	$9.63	$8.02

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.04)		(0.04)	(0.03)	(0.05)	— (d)
Net realized and unrealized gain (loss) on investments	2.16		1.15		0.22	0.70	3.98	1.61

Total from investment operations	2.12		1.11		0.18	0.67	3.93	1.61

Capital Contributions(e)	—		0.01		—	—	—	—

Net Asset Value, end of period	$17.65		$15.53		$14.41	$14.23	$13.56	$9.63

Total Return(a)	13.65%		7.77	%(f)	1.26%	4.94%	40.81%	20.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$785.6		$722.2		$746.8	$801.8	$827.1	$649.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(g)	1.06%		1.05%	1.07%	1.08%	1.09%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(g)	1.06%		1.05%	1.07%	1.09%	1.10%
Net investment income (loss)	(0.48	)%(g)	(0.27)%		(0.24)%	(0.12)%	(0.44)%	(0.01)%
Portfolio turnover rate	31	%(h)	71%		69%	184%	84%	84%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.70%.

(g)	Annualized.

(h)	Not annualized.

	AST Small-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.68		$20.65		$21.58	$20.50	$14.92	$12.69

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.11		0.15	0.12	0.14	0.15
Net realized and unrealized gain (loss) on investments	—	(d)	5.88		(1.08)	0.96	5.44	2.15

Total from investment operations	0.06		5.99		(0.93)	1.08	5.58	2.30

Less Distributions:	—		—		—	—	—	(0.07)

Capital Contributions(e)	—		0.04		—	—	—	—

Net Asset Value, end of period	$26.74		$26.68		$20.65	$21.58	$20.50	$14.92

Total Return(a)	0.22%		29.20	%(f)	(4.31)%	5.27%	37.40%	18.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,025.5		$1,065.6		$940.6	$1,156.7	$1,220.2	$907.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(g)	1.00%		1.00%	1.00%	1.00%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(g)	1.00%		1.00%	1.00%	1.01%	1.04%
Net investment income (loss)	0.42	%(g)	0.49%		0.72%	0.57%	0.73%	1.17%
Portfolio turnover rate	25	%(h)	52%		63%	36%	65%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $(0.005) per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 29.01%.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.13		$24.47		$22.33	$20.61	$14.31	$12.17

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)		(0.07)	(0.07)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	4.96		0.65		2.21	1.79	6.35	2.15

Total from investment operations	4.95		0.64		2.14	1.72	6.30	2.14

Capital Contributions(d)	—		0.02		—	—	—	—

Net Asset Value, end of period	$30.08		$25.13		$24.47	$22.33	$20.61	$14.31

Total Return(a)	19.70%		2.70	%(e)	9.58%	8.35%	44.03%	17.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,272.7		$1,663.8		$1,978.9	$1,796.0	$1,884.7	$2,042.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(f)	0.95%		0.95%	0.95%	0.95%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.95	%(f)	0.96%		0.96%	0.97%	0.97%	0.99%
Net investment income (loss)	(0.05	)%(f)	(0.06)%		(0.31)%	(0.34)%	(0.29)%	0.01%
Portfolio turnover rate	23	%(g)	42%		47%	52%	44%	63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.62%.

(f)	Annualized.

(g)	Not annualized.

	AST T. Rowe Price Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance(c):
Net Asset Value, beginning of period	$12.99		$12.24		$13.03	$12.83	$9.53	$8.51

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.20		0.16	0.16	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.77		0.54		(0.95)	0.04	3.17	1.01

Total from investment operations	0.89		0.74		(0.79)	0.20	3.30	1.13

Less Distributions:	—		—		—	—	—	(0.11)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$13.88		$12.99		$12.24	$13.03	$12.83	$9.53

Total Return(a)	6.85%		6.13	%(e)	(6.06)%	1.56%	34.63%	13.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,105.6		$860.7		$708.5	$827.4	$855.6	$936.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.79	%(f)	0.81%		0.80%	0.86%	0.94%	0.94%
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(f)	0.96%		0.95%	0.95%	0.97%	0.97%
Net investment income (loss)	1.73	%(f)	1.63%		1.27%	1.22%	1.18%	1.34%
Portfolio turnover rate	19	%(g)	167%		63%	62%	138%	123%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.05%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.96		$16.82		$20.83	$22.73	$19.70	$19.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.21		0.17	0.15	0.11	0.16
Net realized and unrealized gain (loss) on investments	(0.71)		3.90		(4.18)	(2.05)	2.92	0.52

Total from investment operations	(0.54)		4.11		(4.01)	(1.90)	3.03	0.68

Less Distributions:	—		—		—	—	—	(0.09)

Capital Contributions(d)	—		0.03		—	—	—	—

Net Asset Value, end of period	$20.42		$20.96		$16.82	$20.83	$22.73	$19.70

Total Return(a)	(2.58)%		24.61	%(e)	(19.25)%	(8.36)%	15.38%	3.62%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$501.3		$528.5		$416.5	$579.4	$665.9	$750.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(f)	1.03%		1.04%	1.02%	1.02%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(f)	1.03%		1.04%	1.02%	1.02%	1.03%
Net investment income (loss)	1.66	%(f)	1.09%		0.85%	0.55%	0.51%	0.90%
Portfolio turnover rate	51	%(g)	93%		87%	68%	65%	58%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.43%.

(f)	Annualized.

(g)	Not annualized.

	AST Templeton Global Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.78		$10.33		$10.83	$10.77	$11.19	$11.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.28		0.21	0.18	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.09		0.17		(0.71)	(0.12)	(0.57)	0.34

Total from investment operations	0.30		0.45		(0.50)	0.06	(0.42)	0.56

Less Distributions:	—		—		—	—	—	(0.48)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$11.08		$10.78		$10.33	$10.83	$10.77	$11.19

Total Return(a)	2.78%		4.36	%(f)	(4.62)%	0.56%	(3.75)%	5.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$354.1		$340.5		$352.6	$661.2	$578.3	$484.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(g)	0.98%		0.97%	0.96%	0.95%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(g)	0.98%		0.97%	0.97%	0.98%	0.98%
Net investment income (loss)	3.84	%(g)	2.69%		1.98%	1.62%	1.58%	1.97%
Portfolio turnover rate	20	%(h)	68%		60%	54%	139%	62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

	AST WEDGE Capital Mid-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015	2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$21.75		$19.08		$20.43	$17.77	$13.41	$11.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.25		0.20	0.11	0.13	0.24
Net realized and unrealized gain (loss) on investments	2.00		2.39		(1.55)	2.55	4.23	1.84

Total from investment operations	2.08		2.64		(1.35)	2.66	4.36	2.08

Less Distributions:	—		—		—	—	—	(0.12)

Capital Contributions(d)	—		0.03		—	—	—	—

Net Asset Value, end of period	$23.83		$21.75		$19.08	$20.43	$17.77	$13.41

Total Return(a)	9.56%		13.99	%(e)	(6.61)%	14.97%	32.51%	18.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$402.7		$373.2		$359.5	$459.3	$436.3	$674.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(f)	1.06%		1.07%	1.08%	1.07%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(f)	1.07%		1.07%	1.08%	1.07%	1.08%
Net investment income (loss)	0.68	%(f)	1.29%		0.96%	0.56%	0.87%	1.88%
Portfolio turnover rate	15	%(g)	35%		58%	21%	21%	29%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 13.83%.

(f)	Annualized.

(g)	Not annualized.

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.39		$12.57		$12.65	$11.99	$9.95	$8.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.09		0.08	0.11	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.85		0.73		(0.16)	0.55	1.96	0.90

Total from investment operations	0.92		0.82		(0.08)	0.66	2.04	0.99

Less Distributions:.	—		—		—	—	—	(0.03)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$14.31		$13.39		$12.57	$12.65	$11.99	$9.95

Total Return(a)	6.87%		6.52	%(f)	(0.63)%	5.50%	20.50%	11.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,169.9		$2,090.8		$2,121.9	$2,228.3	$1,843.2	$971.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(g)	1.09%		1.09%	0.99%	0.97%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(g)	1.09%		1.09%	1.10%	1.12%	1.14%
Net investment income (loss)	1.06	%(g)	0.71%		0.62%	0.90%	0.74%	1.15%
Portfolio turnover rate	26	%(h)	65%		55%	76%	56%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of

[1]	PGIM Investments serves as the sole investment manager for the AST AQR Emerging Markets Equity Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to the AST AQR Emerging Markets Equity Portfolio; and (2) PGIM Investments and ASTIS collectively with respect to all other Portfolios discussed herein.

the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.42% (exclusive of certain fees and expenses) through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five-, and ten-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that the Portfolio’s recent underperformance was attributable to the Portfolio’s defensive orientation at a time when growth-oriented investments were favored in the market.

•	The Board also considered that the Portfolio’s longer-term performance against its Peer Universe was strong, with the Portfolio ranked in the first quartile over the three-, five-and ten-year periods.

•

The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.07% to expire as of June 30, 2017, and to replace it with a new contractual management fee waiver of 0.06% through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, although it underperformed its benchmark index over the one-, three-, and ten-year periods.

•

The Board noted that the Portfolio’s current subadviser had assumed subadvisory responsibilities in May 2011, and that, therefore, the Portfolio’s 10-year performance record was not attributable solely to the Portfolio’s current subadviser.

•

The Board noted information provided by the Manager, which indicated that the Portfolio’s recent underperformance was primarily isolated to the first half of 2016, and that for the second half of 2016 the Portfolio outperformed its benchmark index. The Board further noted that the Portfolio had continued to outperform its benchmark index for the first quarter of 2017.

•

The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2018, and that the Manager had also agreed to contractually cap the Portfolio’s annual operating expenses at 0.82% (exclusive of certain fees and expenses), through June 30, 2018.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the other periods.

•

The Board considered information provided by the Manager indicating that, while the Portfolio experienced performance challenges in 2015 and 2016, it had outperformed its index in six of the last ten calendar years, and outperformed its Peer Universe median in five of the last ten years.

•

The Board considered additional information provided by the Manager indicating that the Portfolio had historically experienced strong periods of outperformance after periods of underperformance. In this regard, the Board noted that for the first quarter of 2017, the Portfolio outperformed its benchmark index and was in the first quartile of its Peer Universe.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio and consider strategic alternatives if performance does not improve.

•	The Board accepted the Manager’s recommendation to continue the existing contractual waiver of 0.10% of its management fee through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed for the one-year period.

•

Although the Portfolio underperformed its benchmark index and Peer Universe median over the one-year period, the Board considered that over longer time periods the Portfolio outperformed both its benchmark index and the Peer Universe median. In this regard, the Board noted that the Portfolio outperformed its benchmark index for eight out of the last ten calendar years ending December 31, 2016, and that the Portfolio was in the second quartile of its Peer Universe over the five-year period, and was in the first quartile of its Peer Universe over the ten-year period.

•	The Board further noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2018.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods other than the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five-, and ten-year periods, though it underperformed its benchmark index for the one-year period.

•	The Board noted information provided by the Manager which indicated that the Portfolio outperformed its Peer Universe median in three out of the past five calendar years.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2018.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one, three-, and ten-year periods, although it underperformed its benchmark index over the five-year period.

•

The Board considered information provided by the Manager, which indicated that the Portfolio’s performance challenges were recent, and that in 2015 the Portfolio had outperformed both its benchmark and its Peer Universe median.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed its benchmark index over the three- and five-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the five-year period, though it underperformed its benchmark index for the one- and three-year periods.

•

The Board noted the Manager’s assertion that the Portfolio’s recent underperformance was temporary and isolated to the beginning of 2016. In this regard, the Board considered that, during 2015, the Portfolio outperformed its benchmark index and ranked in the first quartile of its Peer Universe.

•

The Board also considered information provided by the Manager which indicated that the Portfolio had historically demonstrated the ability to rebound from periods of underperformance. In this regard, the Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and Peer Universe median for the first quarter of 2017.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one- and ten-year periods.

•	The Board noted that the Manager had contractually agreed to waive 0.06% of its management fee through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed for the one-, three-, and ten-year periods.

•	The Board noted that the Portfolio had outperformed its Peer Universe median in four out the previous five calendar years.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST MFS Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered the Manager’s assertion that the majority of the Portfolio’s underperformance was isolated to the last quarter of 2016.

•

The Board considered information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and the Peer Universe median for the first quarter of 2017.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five-, and ten-year period, though it underperformed for the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by it as a result of an underlying voluntary subadviser fee discount.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, although it underperformed its benchmark index over the five-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one- and ten-year periods.

•

The Board noted that the Portfolio’s prior subadviser had been replaced by a new subadviser in November 2014, and that an additional subadviser was added in July of 2016. In this regard, the Board noted that much of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board noted that the current subadvisers did not yet have a three-year performance record and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop its performance record.

•

The Board further considered recent performance information provided by the Manager indicating that the Portfolio outperformed its benchmark index and ranked in the first quartile of its Peer Universe for the first quarter of 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over three-, five-, and ten-year periods, though it underperformed over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index for the one- and three-year periods.

•	The Board noted that the Manager had contractually agreed to waive 0.01% of its management fee through June 30, 2018.

•

The Board accepted the Manager’s recommendation to approve a revised subadvisory fee schedule for the Portfolio. The Board noted that the Manager pays the subadvisory fee out of the management fees that it receives from the Portfolio.

•

In this regard, the Board accepted the Manager’s recommendation to contractually waive an additional 0.026% of its management fee through June 30, 2018, in order to share the benefit of the reduced subadvisory fees with Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Value Portfolio (formerly, AST Value Equity Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in October 2016, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board noted that the current subadviser did not yet have a three-year performance record and that, therefore, it would be prudent to allow the Portfolio’s current subadviser to further develop its performance record.

•

The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.150% to expire as of June 30, 2017, and to implement a new contractual management fee waiver of 0.061% through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.006% of its management fee through June 30, 2018.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over three-, five-, and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s performance prior to 2016 was strong, with the Portfolio outperforming its benchmark index for the six calendar years prior to 2016, and outperforming the Peer Universe median from 2012 through 2015.

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.01% of its management fee through June 30, 2018.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST WEDGE Capital Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the other periods.

•

The Board considered that, prior to July 2015, the Portfolio was co-managed by the existing subadviser and an additional subadviser, and that much of the Portfolio’s underperformance was attributable to the former subadviser.

•

The Board also considered that the Portfolio’s longer term performance attributable to the current subadviser was strong, with the Portfolio outperforming its benchmark index and ranking in the first quartile of its Peer Universe over the ten-year period.

•

The Board also considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and ranked in the first quartile of its Peer Universe for the first quarter of 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.01% of its investment management fee through June 30, 2018.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were

AST Wellington Management Hedged Equity Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, although it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

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PAID

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2017

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Global Real Estate Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2017	A1
	AST Bond Portfolio 2018	A10
	AST Bond Portfolio 2019	A21
	AST Bond Portfolio 2020	A32
	AST Bond Portfolio 2021	A45
	AST Bond Portfolio 2022	A58
	AST Bond Portfolio 2023	A71
	AST Bond Portfolio 2024	A82
	AST Bond Portfolio 2025	A91
	AST Bond Portfolio 2026	A99
	AST Bond Portfolio 2027	A112
	AST Bond Portfolio 2028	A125
	AST Global Real Estate Portfolio	A133
	AST High Yield Portfolio	A137
	AST Investment Grade Bond Portfolio	A174
	AST Lord Abbett Core Fixed Income Portfolio	A196
	AST Prudential Core Bond Portfolio	A213
	AST QMA US Equity Alpha Portfolio	A252
	AST Quantitative Modeling Portfolio	A266
	AST Western Asset Core Plus Bond Portfolio	A269
	AST Western Asset Emerging Markets Debt Portfolio	A309
	Glossary	A322

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST Bond Portfolio 2017
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	52.9%
Corporate Bonds	17.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	8.0%
U.S. Government Agency Obligations	2.6%

AST Bond Portfolio 2018
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	36.6%
Corporate Bonds	19.1%
Commercial Mortgage-Backed Securities	9.6%
Asset-Backed Securities	9.2%
U.S. Government Agency Obligations	2.5%

AST Bond Portfolio 2019
Fund Composition	(% of Net Assets	)
Corporate Bonds	26.8%
U.S. Treasury Obligations	21.9%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	11.8%
U.S. Government Agency Obligations	4.8%

AST Bond Portfolio 2020
Fund Composition	(% of Net Assets)
Corporate Bonds	33.4%
Asset-Backed Securities	21.2%
Commercial Mortgage-Backed Securities	16.4%
U.S. Government Agency Obligations	14.4%
U.S. Treasury Obligations	10.1%

AST Bond Portfolio 2021
Fund Composition	(% of Net Assets	)
Corporate Bonds	26.1%
Asset-Backed Securities	22.5%
Commercial Mortgage-Backed Securities	18.6%
U.S. Treasury Obligations	18.1%
U.S. Government Agency Obligations	12.1%

AST Bond Portfolio 2022
Fund Composition	(% of Net Assets	)
Corporate Bonds	28.4%
Asset-Backed Securities	24.7%
U.S. Treasury Obligations	22.2%
Commercial Mortgage-Backed Securities	17.1%
U.S. Government Agency Obligations	4.0%

AST Bond Portfolio 2023
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	43.1%
Corporate Bonds	20.3%
Asset-Backed Securities	16.3%
Commercial Mortgage-Backed Securities	14.7%
Sovereign Bonds	0.7%

AST Bond Portfolio 2024
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	55.3%
Asset-Backed Securities	10.7%
Corporate Bonds	8.3%
Commercial Mortgage-Backed Securities	7.9%
U.S. Government Agency Obligations	0.8%

AST Bond Portfolio 2025
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	35.8%
Corporate Bonds	17.9%
Asset-Backed Securities	17.2%
Commercial Mortgage-Backed Securities	14.8%
U.S. Government Agency Obligations	10.8%

AST Bond Portfolio 2026
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	42.7%
Asset-Backed Securities	18.3%
Corporate Bonds	14.4%
Commercial Mortgage-Backed Securities	13.7%
U.S. Government Agency Obligations	8.8%

AST Bond Portfolio 2027
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	40.5%
Asset-Backed Securities	19.9%
Corporate Bonds	15.0%
Commercial Mortgage-Backed Securities	11.9%
U.S. Government Agency Obligations	10.0%

AST Bond Portfolio 2028
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	39.9%
Corporate Bonds	14.7%
U.S. Government Agency Obligations	13.5%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	7.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2017

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Equity Residential, REIT	2.8%
Ventas, Inc., REIT	2.7%
Simon Property Group, Inc., REIT	2.5%
Mitsui Fudosan Co. Ltd. (Japan)	2.5%
Camden Property Trust, REIT	2.3%

AST High Yield
Fund Composition	(% of Net Assets	)
Corporate Bonds	90.2%
Bank Loans	2.6%
Asset-Backed Securities	2.0%
Preferred Stocks	0.3%

AST Investment Grade Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	51.3%
Commercial Mortgage-Backed Securities	22.1%
U.S. Treasury Obligations	8.1%
Asset-Backed Securities	8.0%
Residential Mortgage-Backed Securities	3.0%

AST Lord Abbett Core Fixed Income
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	42.2%
U.S. Government Agency Obligations	27.1%
Asset-Backed Securities	20.4%
Corporate Bonds	15.8%
Commercial Mortgage-Backed Securities	4.4%

AST Prudential Core Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	32.5%
Asset-Backed Securities	22.1%
Commercial Mortgage-Backed Securities	16.2%
U.S. Government Agency Obligations	9.8%
Residential Mortgage-Backed Securities	6.2%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Facebook, Inc. (Class A Stock)	2.1%
Microsoft Corp.	2.0%
Bank of America Corp.	1.7%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	11.6%
AST QMA Large-Cap Portfolio	11.6%
AST International Value Portfolio	6.1%
AST International Growth Portfolio	6.0%
AST ClearBridge Dividend Growth Portfolio	5.6%

AST Western Asset Core Plus Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	31.1%
U.S. Government Agency Obligations	21.2%
U.S. Treasury Obligations	21.0%
Residential Mortgage-Backed Securities	10.4%
Foreign Government Bonds	6.0%

AST Western Asset Emerging Markets Debt
Fund Composition	(% of Net Assets	)
Sovereign Issues	54.0%
Foreign Bonds	42.9%
Common Stocks	0.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2017	Actual	$1,000.00	$1,004.90	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Bond Portfolio 2018	Actual	$1,000.00	$1,005.50	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Bond Portfolio 2019	Actual	$1,000.00	$1,008.50	0.93%	$4.63
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2020	Actual	$1,000.00	$1,013.30	0.88%	$4.39
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Bond Portfolio 2021	Actual	$1,000.00	$1,015.80	0.82%	$4.10
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST Bond Portfolio 2022	Actual	$1,000.00	$1,016.40	0.84%	$4.20
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Bond Portfolio 2023	Actual	$1,000.00	$1,017.80	0.93%	$4.65
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2024	Actual	$1,000.00	$1,018.70	0.93%	$4.65
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2025	Actual	$1,000.00	$1,018.30	0.93%	$4.65
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2026	Actual	$1,000.00	$1,021.30	0.79%	$3.96
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2017

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2027	Actual	$1,000.00	$1,022.90	0.77%	$3.86
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST Bond Portfolio 2028	Actual**	$1,000.00	$1,019.00	0.93%	$4.58
	Hypothetical	$1,000.00	$1,019.85	0.93%	$4.58
AST Global Real Estate Portfolio	Actual	$1,000.00	$1,048.70	1.15%	$5.84
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST High Yield Portfolio	Actual	$1,000.00	$1,048.00	0.86%	$4.37
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,032.00	0.71%	$3.58
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$1,022.10	0.74%	$3.71
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$1,034.40	0.74%	$3.73
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,071.20	1.64%	$8.42
	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,085.60	1.12%	$5.79
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,045.60	0.74%	$3.75
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$1,061.40	1.06%	$5.42
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Bond 2028 Portfolio’s “Actual” expenses are calculated using the 178 day period ended June 30, 2017 due to its commencement of operations on January 3, 2017.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 90.2%
ASSET-BACKED SECURITIES — 9.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 2.4%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	423	$423,157
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.839%	(c)	04/08/19	79	78,899
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.609%	(c)	11/15/18	78	77,677
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.509%	(c)	08/15/19	1,600	1,600,416

					2,180,149
Collateralized Loan Obligations — 2.8%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.352%	(c)	05/20/25	500	500,223
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A	1.883%	(c)	04/15/29	250	249,929
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,000	1,001,311
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	500	500,603

					2,506,246
Credit Cards — 4.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	1.399%	(c)	05/15/20	1,000	1,000,594
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	1,300	1,301,547
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500	1,513,245

					3,815,386
TOTAL ASSET-BACKED SECURITIES (cost $8,536,895)					8,501,781
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	35	34,822
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1A	5.866%	(c)	12/10/49	4	4,067
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A1	0.754%		04/10/46	62	61,939
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	108	107,886
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	1,005	1,009,795
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%		02/10/47	361	360,476
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,713,724
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	8	8,109
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	103	103,615

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	32	$32,136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%		10/15/46	317	316,791
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,431,958

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,222,187)					7,185,318

CORPORATE BONDS — 17.1%
Banks — 8.3%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,313,977
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	360	353,330
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	325	324,486
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,291,585
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	383,618
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	425	458,805
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	70	74,332
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	374,624
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	430,508
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%		08/07/17	200	200,079
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	200	200,410
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	850	916,883
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,195,438

					7,518,075

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	1,320	1,315,215
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	122	122,305
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	70	70,599

					1,508,119

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	280	300,101

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%		02/10/20	209	225,256
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	90	90,159

					315,415

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	275	291,178
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	280	302,535

					593,713

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	380	388,504

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	$382,296
				770,800
Machinery-Diversified — 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	144,727
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	371,609
				516,336
Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,047
Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	135,666
Retail — 1.1%
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.750%	06/01/22	500	514,375
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	425	459,356
				973,731
Telecommunications — 2.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	600	626,363
Verizon Communications, Inc., Sr. Unsec’d Notes	3.500%	11/01/21	350	361,935
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	1,376	1,385,560
				2,373,858
Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	376,617
TOTAL CORPORATE BONDS (cost $15,104,099)				15,415,478
SOVEREIGN BOND — 0.2%
Kingdom of Belgium Government International
Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A (cost $199,700)	1.125%	08/03/19	200	197,823
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal National Mortgage Assoc.	1.500%	11/30/20	1,220	1,212,503
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	975	1,160,794
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,317,804)				2,373,297
U.S. TREASURY OBLIGATIONS — 52.9%
U.S. Treasury Bonds	2.750%	11/15/42	600	592,875
U.S. Treasury Bonds	2.875%	05/15/43	315	318,052
U.S. Treasury Bonds	3.000%	11/15/44	45	46,434
U.S. Treasury Bonds	4.250%	11/15/40	875	1,099,561
U.S. Treasury Bonds	4.750%	02/15/41	715	962,736
U.S. Treasury Bonds	8.125%	08/15/21	90	112,665
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	246	245,138

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	0.750%		07/31/18	3,160	$3,141,486
U.S. Treasury Notes	0.875%		10/15/17	3,540	3,537,823
U.S. Treasury Notes	1.000%		11/15/19	715	707,487
U.S. Treasury Notes	1.375%		09/30/20	410	406,957
U.S. Treasury Notes	1.375%		04/30/21	395	389,955
U.S. Treasury Notes	1.375%		05/31/21	255	251,464
U.S. Treasury Notes	1.500%		06/15/20	2,510	2,506,471
U.S. Treasury Notes	1.625%		06/30/20	455	455,800
U.S. Treasury Notes	1.625%		04/30/23	3,885	3,802,141
U.S. Treasury Notes	1.750%		03/31/22	3,055	3,039,248
U.S. Treasury Notes	1.750%		05/31/22	155	154,092
U.S. Treasury Notes	1.750%		06/30/22	460	457,017
U.S. Treasury Notes	1.750%		05/15/23	3,265	3,216,534
U.S. Treasury Notes	1.875%		11/30/21	115	115,296
U.S. Treasury Notes	2.000%		11/30/22	2,595	2,600,473
U.S. Treasury Notes	2.000%		05/31/24	235	233,109
U.S. Treasury Notes	2.000%		06/30/24	710	703,734
U.S. Treasury Notes	2.000%		08/15/25	870	855,217
U.S. Treasury Notes	2.125%		06/30/21	1,195	1,212,178
U.S. Treasury Notes(hh)	2.125%		09/30/21	6,515	6,603,819
U.S. Treasury Notes(k)	2.125%		06/30/22	645	652,004
U.S. Treasury Notes	2.125%		12/31/22	2,435	2,454,405
U.S. Treasury Notes(k)	2.125%		05/15/25	1,970	1,957,611
U.S. Treasury Notes	2.250%		11/15/25	2,075	2,075,486
U.S. Treasury Notes	2.375%		08/15/24	2,010	2,040,620
U.S. Treasury Notes	2.375%		05/15/27	295	296,867
U.S. Treasury Notes	2.625%		11/15/20	575	593,463

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,231,026)					47,838,218

TOTAL LONG-TERM INVESTMENTS (cost $81,611,711)					81,511,915

SHORT-TERM INVESTMENTS — 9.4%

				Shares
AFFILIATED MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund (cost $4,530,526)(w)				4,530,526	4,530,526

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 3.3%
Bank of America NA	1.572%	(c)	08/16/17	1,000	1,000,513
Cooperatieve Rabobank UA (Netherlands)	1.574%	(c)	09/05/17	1,000	1,000,611
Sumitomo Mitsui Banking Corp. (Japan)	1.527%	(c)	08/10/17	1,000	1,000,403

TOTAL CERTIFICATES OF DEPOSIT (cost $3,000,000)					3,001,527

COMMERCIAL PAPER — 1.1%
ING U.S. Funding LLC (cost $1,000,000)	1.649%(c)		07/18/17	1,000	1,000,237

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00	28	$2,188
expiring 07/21/17, Strike Price $130.00	28	—

TOTAL OPTIONS PURCHASED (cost $11,045)		2,188

TOTAL SHORT-TERM INVESTMENTS (cost $8,541,571)		8,534,478

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.6% (cost $90,153,282)		90,046,393

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $4,267)	56	(875)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.6% (cost $90,149,015)		90,045,518
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 0.4%		324,393

NET ASSETS — 100.0%		$90,369,911

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
35	2 Year U.S. Treasury Notes	Sep. 2017	$7,572,722	$7,563,827	$(8,895)

Short Positions:
337	5 Year U.S. Treasury Notes	Sep. 2017	39,836,700	39,710,711	125,989
61	10 Year U.S. Treasury Notes	Sep. 2017	7,705,279	7,657,406	47,873
19	20 Year U.S. Treasury Bonds	Sep. 2017	2,903,329	2,920,062	(16,733)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	338,028	331,750	6,278

					163,407

					$154,512

Cash of $220,000 and securities with a combined market value of $488,976 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
14,625	09/09/17	0.539%	1 Day USOIS(1)	$313	$34,872	$34,559
12,560	10/18/17	0.607%	1 Day USOIS(1)	161	31,552	31,391
7,175	11/09/17	0.626%	1 Day USOIS(1)	166	20,134	19,968
35,900	12/31/17	0.000%	3 Month LIBOR(2)	232	(103,293)	(103,525)
16,000	12/31/17	0.000%	3 Month LIBOR(2)	186	2,271,971	2,271,785
700	03/21/23	2.038%	3 Month LIBOR(1)	(25,604)	(4,825)	20,779
795	08/15/23	1.459%	3 Month LIBOR(1)	41,876	23,560	(18,316)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(54)	(50)
1,197	11/15/23	2.209%	3 Month LIBOR(1)	157	(12,446)	(12,603)
100	04/08/25	2.020%	3 Month LIBOR(1)	151	896	745
630	11/12/25	2.263%	3 Month LIBOR(1)	155	(4,612)	(4,767)

				$17,789	$2,257,755	$2,239,966

A security with a market value of $354,772 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,180,149	$—
Collateralized Loan Obligations	—	2,506,246	—
Credit Cards	—	3,815,386	—
Commercial Mortgage-Backed Securities	—	7,185,318	—
Corporate Bonds	—	15,415,478	—
Sovereign Bond	—	197,823	—
U.S. Government Agency Obligations	—	2,373,297	—
U.S. Treasury Obligations	—	47,838,218	—
Affiliated Mutual Fund	4,530,526	—	—
Certificates of Deposit	—	3,001,527	—
Commercial Paper	—	1,000,237	—
Options Purchased	2,188	—	—
Option Written	(875)	—	—
Other Financial Instruments*
Futures Contracts	154,512	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,239,966	—

Total	$4,686,351	$87,753,645	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	52.9%
Banks	8.3
Commercial Mortgage-Backed Securities	8.0
Affiliated Mutual Fund	5.0
Credit Cards	4.2
Certificates of Deposit	3.3
Collateralized Loan Obligations	2.8
Telecommunications	2.6
U.S. Government Agency Obligations	2.6
Automobiles	2.4
Computers	1.7
Commercial Paper	1.1
Retail	1.1

Insurance	0.9%
Healthcare-Services	0.7
Machinery-Diversified	0.6
Transportation	0.4
Food	0.3
Electric	0.3
Sovereign Bond	0.2
Pipelines	0.2
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*

	99.6
Option Written	(0.0	)*
Other assets in excess of liabilities	0.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$180,140	*	Due from/to broker — variation margin futures	$25,628	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,379,227	*	Due from/to broker — variation margin swaps	139,261	*
Interest rate contracts	Unaffiliated investments	2,188		Options written outstanding, at value	875

Total		$2,561,555			$165,764

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(45,431)	$10,852	$(648,480)	$414,001	$(269,058)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(8,857)	$3,392	$76,040	$(497,989)	$(427,414)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$14,293	$33,333	$25,735,612	$49,009,704	$115,433,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $85,622,756)	$85,515,867
Affiliated investments (cost $4,530,526)	4,530,526
Cash	8,264
Receivable for investments sold	792,300
Dividends and interest receivable	405,670
Deposit with broker for futures	220,000
Due from broker—variation margin futures	83,288
Due from broker—variation margin swaps	6,369
Prepaid expenses	166

Total Assets	91,562,450

LIABILITIES:
Payable for investments purchased	780,642
Payable for fund share repurchased	345,665
Accrued expenses	47,579
Management fees payable	14,932
Distribution fee payable	2,464
Options written outstanding, at value (premiums received $4,267)	875
Affiliated transfer agent fee payable	365
Loan interest payable	17

Total Liabilities	1,192,539

NET ASSETS	$90,369,911

Net assets were comprised of:
Paid-in capital	$45,452,418
Retained earnings	44,917,493

Net assets, June 30, 2017	$90,369,911

Net asset value and redemption price per share, $90,369,911 / 7,355,785 outstanding shares of beneficial interest	$12.29

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $566 foreign withholding tax)	$901,268
Affiliated dividend income	31,939
Income from securities lending, net (including affiliated income of $3,194)	3,501

936,708

EXPENSES
Management fees	271,325
Distribution fee	143,206
Custodian and accounting fees	30,000
Audit fee	19,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	389
Miscellaneous	5,855

Total expenses	486,775

NET INVESTMENT INCOME (LOSS)	449,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $28)	(245,884)
Futures transactions	(648,480)
Swap agreement transactions	414,001
Options written transactions	10,852

(469,511)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1))	925,028
Futures	76,040
Swap agreements	(497,989)
Options written	3,392

506,471

NET GAIN (LOSS) ON INVESTMENTS	36,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,893

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$449,933	$1,083,244
Net realized gain (loss) on investment transactions	(469,511)	4,359,940
Net change in unrealized appreciation (depreciation) on investments	506,471	(3,904,818)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	486,893	1,538,366

FUND SHARE TRANSACTIONS:
Fund share sold [21,919 and 4,679,883 shares, respectively]	268,425	57,005,419
Fund share repurchased [3,775,066 and 3,072,543 shares, respectively]	(46,299,246)	(37,485,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(46,030,821)	19,519,828

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,543,928)	21,058,194
NET ASSETS:
Beginning of period	135,913,839	114,855,645

End of period	$90,369,911	$135,913,839

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 78.4% ASSET-BACKED SECURITIES — 9.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 2.9%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/15/18	423	$423,157
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	85	85,063
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	169	168,949
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,000	1,001,837
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	178	178,384
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	1.572%	(c)	02/20/19	257	257,315
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.459%	(c)	07/15/19	600	600,855
Nissan Auto Lease Trust, Series 2016-B, Class A2B	1.439%	(c)	12/15/18	332	332,407
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	700	700,039

					3,748,006

Collateralized Loan Obligations — 2.4%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	250	249,875
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A	1.883%	(c)	04/15/29	250	249,929
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	4.693%	(c)	07/15/29	250	249,999
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,000	1,001,311
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	250	250,027
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278%	(c)	07/15/25	250	250,197
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	500	500,603

					3,006,121

Credit Cards — 3.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	1.399%	(c)	05/15/20	1,000	1,000,594
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	1,200	1,201,428
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	700	700,233
BA Credit Card Trust, Series 2015-A1, Class A	1.489%	(c)	06/15/20	600	600,957
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	500,285

					4,003,497

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Equipment — 0.7%
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.662%	(c)	10/20/19	900	$900,753

TOTAL ASSET-BACKED SECURITIES (cost $11,644,379)					11,658,377

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	944	948,595
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,618,299
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,221,184
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	699	696,291
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,038,489
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	398	398,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	64	64,272
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,227,315
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	996,404

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,220,134)					12,209,368

CORPORATE BONDS — 19.1%
Banks — 8.8%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,750	1,762,038
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	304,256
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	280	279,557
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	600	597,890
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,912,347
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	328,815
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	674,714
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	321,106
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	914,829
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%		08/07/17	200	200,079
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	200	200,410
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	1,175	1,267,456
PNC Bank NA, Sub. Notes, BKNT	2.950%		01/30/23	610	616,295
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	1,750	1,790,992

					11,170,784

Biotechnology — 0.5%
AMGEN, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	610	610,572

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	1,910	1,903,075

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Computers (continued)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	138	$138,345
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	80	80,684

					2,122,104

Electric — 0.4%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%		01/15/19	125	131,918
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	385	412,639

					544,557

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%		02/10/20	209	225,256

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	400	422,916

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	170	188,226

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	235	234,424

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	150	158,824
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	385	415,986

					574,810

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	550	562,309
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	790	862,897

					1,425,206

Leisure Time — 0.2%
Carnival Corp., Gtd. Notes	1.875%		12/15/17	250	250,433

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	185	191,246
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	300	318,522

					509,768

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	480	481,674

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	30	33,047

Multi-National — 0.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	0.875%		03/15/18	650	647,715

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas — 0.1%
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	$169,404

Pipelines — 0.3%
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	325	328,804

Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	300	305,871

Retail — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	430,984
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	432,336

				863,320

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	303,539

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,117,014
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	310,230
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	1,053	1,060,316

				2,487,560

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	484,222

TOTAL CORPORATE BONDS (cost $23,910,553)				24,384,212

SOVEREIGN BONDS — 1.4%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	598,992
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,823
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,004,981

TOTAL SOVEREIGN BONDS (cost $1,803,498)				1,801,796

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,475	1,465,936
Government National Mortgage Assoc.	4.000%	02/15/39	12	12,892
Government National Mortgage Assoc.	4.000%	12/15/40	115	122,259
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,335	1,589,395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,202,380)				3,190,482

U.S. TREASURY OBLIGATIONS — 36.6%
U.S. Treasury Bonds	2.750%	11/15/42	130	128,456
U.S. Treasury Bonds	2.875%	05/15/43	250	252,422
U.S. Treasury Bonds	3.000%	11/15/44	75	77,391
U.S. Treasury Bonds	3.000%	05/15/45	240	247,303

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds	3.000%		02/15/47	340	$350,731
U.S. Treasury Bonds	4.250%		11/15/40	970	1,218,942
U.S. Treasury Bonds	4.750%		02/15/41	790	1,063,722
U.S. Treasury Bonds	8.125%		08/15/21	380	475,698
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	342	340,191
U.S. Treasury Notes	0.750%		07/31/18	160	159,063
U.S. Treasury Notes	1.375%		09/30/20	2,785	2,764,330
U.S. Treasury Notes	1.375%		04/30/21	10,260	10,128,949
U.S. Treasury Notes	1.375%		05/31/21	470	463,483
U.S. Treasury Notes	1.500%		06/15/20	1,055	1,053,517
U.S. Treasury Notes	1.625%		04/30/23	3,640	3,562,366
U.S. Treasury Notes	1.750%		03/31/22	2,975	2,959,661
U.S. Treasury Notes	1.750%		05/31/22	215	213,740
U.S. Treasury Notes	1.750%		06/30/22	495	491,790
U.S. Treasury Notes	1.750%		05/15/23	275	270,918
U.S. Treasury Notes	2.000%		11/30/22	2,870	2,876,053
U.S. Treasury Notes	2.000%		05/31/24	335	332,304
U.S. Treasury Notes	2.000%		06/30/24	680	673,997
U.S. Treasury Notes	2.125%		06/30/21	1,140	1,156,388
U.S. Treasury Notes(hh)	2.125%		09/30/21	5,215	5,286,096
U.S. Treasury Notes	2.125%		06/30/22	615	621,678
U.S. Treasury Notes	2.125%		12/31/22	3,595	3,623,649
U.S. Treasury Notes	2.125%		05/15/25	2,415	2,399,812
U.S. Treasury Notes	2.250%		11/15/25	10	10,002
U.S. Treasury Notes	2.375%		05/15/27	265	266,677
U.S. Treasury Notes	2.625%		11/15/20	3,065	3,163,415

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,173,826)					46,632,744

TOTAL LONG-TERM INVESTMENTS (cost $99,954,770)					99,876,979

SHORT-TERM INVESTMENTS — 14.5%

				Shares
AFFILIATED MUTUAL FUND — 14.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $17,980,741)(w)				17,980,741	17,980,741

				Principal Amount (000)#
CERTIFICATE OF DEPOSIT — 0.4%
Bank of America NA (cost $500,000)	1.572%	(c)	08/16/17	500	500,257

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $127.00	37	$2,891
expiring 07/21/17, Strike Price $130.00	37	—

TOTAL OPTIONS PURCHASED (cost $14,595)		2,891

TOTAL SHORT-TERM INVESTMENTS (cost $18,495,336)		18,483,889

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 92.9% (cost $118,450,106)		118,360,868

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $5,639)	74	(1,156)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 92.9% (cost $118,444,467)		118,359,712
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 7.1%		9,093,671

NET ASSETS — 100.0%		$127,453,383

See	the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
7	10 Year U.S. Treasury Notes	Sep. 2017	$879,933	$878,719	$(1,214)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2017	405,426	404,438	(988)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	168,314	165,875	(2,439)

					(4,641)

Short Positions:
10	2 Year U.S. Treasury Notes	Sep. 2017	2,161,861	2,161,094	767
271	5 Year U.S. Treasury Notes	Sep. 2017	32,039,805	31,933,539	106,266
38	20 Year U.S. Treasury Bonds	Sep. 2017	5,812,744	5,840,125	(27,381)

					79,652

					$75,011

Cash of $320,000 and a security with a market value of $268,341 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,520	09/09/17	0.539%	1 Day USOIS(1)	$312	$32,238	$31,926
11,515	10/18/17	0.607%	1 Day USOIS(1)	160	28,927	28,767
6,435	11/09/17	0.626%	1 Day USOIS(1)	165	18,057	17,892
870	07/11/18	0.947%	3 Month LIBOR(1)	152	2,848	2,696
31,800	10/03/18	1.745%	3 Month LIBOR(2)	—	142,893	142,893
8,480	12/31/18	0.000%	3 Month LIBOR(2)	169	(64,989)	(65,158)
5,020	07/11/19	1.045%	3 Month LIBOR(1)	171	45,371	45,200
8,630	05/31/21	1.953%	3 Month LIBOR(2)	121	44,609	44,488
1,648	05/31/21	1.948%	3 Month LIBOR(2)	157	8,216	8,059
1,520	05/31/21	1.849%	3 Month LIBOR(2)	145	1,723	1,578
4,200	06/03/21	2.105%	3 Month LIBOR(1)	175	(44,287)	(44,462)
1,820	06/15/21	1.105%	3 Month LIBOR(1)	106	51,329	51,223
3,925	08/31/21	2.015%	3 Month LIBOR(1)	(2,067)	(24,041)	(21,974)
1,575	10/06/21	2.060%	3 Month LIBOR(1)	—	(14,598)	(14,598)
2,280	05/31/22	2.217%	3 Month LIBOR(1)	162	(31,938)	(32,100)
2,960	07/11/23	1.400%	3 Month LIBOR(2)	172	(95,055)	(95,227)
1,760	08/15/23	1.459%	3 Month LIBOR(1)	81,040	52,154	(28,886)
4,150	09/23/23	2.855%	3 Month LIBOR(1)	183	(224,835)	(225,018)
1,078	11/15/23	2.209%	3 Month LIBOR(1)	156	(11,209)	(11,365)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(54)	(50)
370	02/15/24	2.115%	3 Month LIBOR(1)	1,175	(842)	(2,017)
245	02/15/24	2.151%	3 Month LIBOR(1)	49	(1,107)	(1,156)
240	02/15/24	2.183%	3 Month LIBOR(1)	(331)	(1,573)	(1,242)
1,485	05/15/24	1.956%	3 Month LIBOR(1)	4,963	15,720	10,757
780	11/12/25	2.263%	3 Month LIBOR(1)	156	(5,711)	(5,867)
396	02/15/27	1.824%	1 Day USOIS(1)	4,862	5,563	701
665	02/15/36	2.338%	3 Month LIBOR(2)	(4,900)	(16,863)	(11,963)

				$87,449	$(87,454)	$(174,903)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808%	3 Month LIBOR(2)	$7,987,748	$—	$7,987,748	JPMorgan Chase

A security with a market value of $527,089 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,748,006	$—
Collateralized Loan Obligations	—	3,006,121	—
Credit Cards	—	4,003,497	—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Equipment	$—	$900,753	$—
Commercial Mortgage-Backed Securities	—	12,209,368	—
Corporate Bonds	—	24,384,212	—
Sovereign Bonds	—	1,801,796	—
U.S. Government Agency Obligations	—	3,190,482	—
U.S. Treasury Obligations	—	46,632,744	—
Affiliated Mutual Fund	17,980,741	—	—
Certificate of Deposit	—	500,257	—
Options Purchased	2,891	—	—
Option Written	(1,156)	—	—
Other Financial Instruments*
Futures Contracts	75,011	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(174,903)	—
OTC Interest Rate Swap Agreement	—	7,987,748	—

Total	$18,057,487	$108,190,081	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	36.6%
Affiliated Mutual Fund	14.1
Commercial Mortgage-Backed Securities	9.6
Banks	8.8
Credit Cards	3.2
Automobiles	2.9
U.S. Government Agency Obligations	2.5
Collateralized Loan Obligations	2.4
Telecommunications	2.0
Computers	1.7
Sovereign Bonds	1.4
Insurance	1.1
Equipment	0.7
Retail	0.7
Multi-National	0.5
Biotechnology	0.5
Healthcare—Services	0.4
Electric	0.4

Machinery—Diversified	0.4%
Certificate of Deposit	0.4
Transportation	0.4
Media	0.4
Forest Products & Paper	0.3
Pipelines	0.3
Real Estate Investment Trusts (REITs)	0.2
Software	0.2
Leisure Time	0.2
Hand/Machine Tools	0.2
Food	0.2
Gas	0.1
Oil & Gas	0.1
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*

	92.9
Option Written	(0.0	)*
Other assets in excess of liabilities	7.1

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$107,033	*	Due from/to broker — variation margin futures	$32,022	*
Interest rate contracts	Due from/to broker — variation margin swaps	386,180	*	Due from/to broker — variation margin swaps	561,083	*
Interest rate contracts	Unaffiliated investments	2,891		Options written outstanding, at value	1,156
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,987,748		—	—

Total		$8,483,852			$594,261

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(44,693)	$10,790	$(379,858)	$1,684	$(412,077)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(11,704)	$4,483	$64,087	$(31,684)	$25,182

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$15,476	$39,333	$7,384,018	$34,710,748	$160,209,333

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
JPMorgan Chase	$7,987,748	$—	$(7,987,748)	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross amounts Available for Offset	Collateral Pledged(3)	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $100,469,365)	$100,380,127
Affiliated investments (cost $17,980,741)	17,980,741
Cash	15,239
Unrealized appreciation on OTC swap agreements	7,987,748
Receivable for investments sold	951,675
Dividends and interest receivable	520,650
Deposit with broker for futures	320,000
Receivable for fund share sold	284,845
Due from broker-variation margin futures	64,345
Due from broker-variation margin swaps	13,693
Prepaid expenses	161

Total Assets	128,519,224

LIABILITIES:
Payable for investments purchased	939,655
Accrued expenses and other liabilities	52,916
Payable for fund share repurchased	48,012
Management fees payable	20,244
Distribution fee payable	3,493
Options written outstanding, at value (premiums received $5,639)	1,156
Affiliated transfer agent fee payable	365

Total Liabilities	1,065,841

NET ASSETS	$127,453,383

Net assets were comprised of:
Paid-in capital	$49,447,386
Retained earnings	78,005,997

Net assets, June 30, 2017	$127,453,383

Net asset value and redemption price per share, $127,453,383 / 10,025,050 outstanding shares of beneficial interest	$12.71

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $565 foreign withholding tax)	$1,037,741
Affiliated dividend income	46,134
Income from securities lending, net (including affiliated income of $2,867)	2,971

1,086,846

EXPENSES
Management fees	286,239
Distribution fee	151,074
Custodian and accounting fees	29,000
Audit fee	22,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	7,048

Total expenses	512,361

NET INVESTMENT INCOME (LOSS)	574,485

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investment transactions (including affiliated of $(114))	13,029
Futures transactions	(379,858)
Swap agreement transactions	1,684
Options written transactions	10,790

(354,355)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $53)	439,012
Futures	64,087
Swap agreements	(31,684)
Options written	4,483

475,898

NET GAIN (LOSS) ON INVESTMENTS	121,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$696,028

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$574,485	$923,238
Net realized gain (loss) on investment transactions	(354,355)	654,802
Net change in unrealized appreciation (depreciation) on investments	475,898	742,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	696,028	2,320,806

FUND SHARE TRANSACTIONS:
Fund share sold [1,493,206 and 704,738 shares, respectively]	18,944,944	8,874,103
Fund share repurchased [942,396 and 2,576,887 shares, respectively]	(11,953,170)	(32,625,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,991,774	(23,751,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,687,802	(21,431,058)
NET ASSETS:
Beginning of period	119,765,581	141,196,639

End of period	$127,453,383	$119,765,581

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 79.8% ASSET-BACKED SECURITIES — 12.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 6.1%
Ally Master Owner Trust, Series 2017-1, Class A	1.559%	(c)	02/15/21	200	$200,424
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	43	42,531
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	127	126,712
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	500,918
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	56	56,101
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	416	415,943
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	89	89,192
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	143	143,130
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	100	99,995
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.689%	(c)	07/15/20	300	301,031
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	200	200,521
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.459%	(c)	07/15/19	300	300,428
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	300	301,742
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	300	300,017

					3,078,685

Collateralized Loan Obligations — 0.5%
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	250	250,035

Credit Cards — 5.1%
American Express Credit Account Master Trust, Series 2013-2, Class B	1.859%	(c)	05/17/21	200	200,953
American Express Credit Account Master Trust, Series 2014-1, Class A	1.529%	(c)	12/15/21	500	502,147
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	600	600,714
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	300	300,100
BA Credit Card Trust, Series 2015-A1, Class A	1.489%	(c)	06/15/20	200	200,319
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%		11/19/21	600	599,466
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,114

					2,603,813

Equipment — 1.0%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	100	99,988

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Equipment (continued)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.662%	(c)	10/20/19	400	$400,335

					500,323

TOTAL ASSET-BACKED SECURITIES (cost $6,426,855)					6,432,856

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	43	43,253
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	457	458,998
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	731	732,419
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,608,133
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	600	610,592
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	350	348,145
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	151,376
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	519,244
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	907,817
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	632,207

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,040,818)					6,012,184

CORPORATE BONDS — 26.8%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	150	172,196

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/06/20	200	200,640
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	240,756
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	150	150,401

					591,797

Banks — 10.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	250,965
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	295	300,811
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	250	252,354
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	300	299,525
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	200	199,297
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,598
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	740	740,909
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	300	337,762

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	35	$37,784
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	200	210,940
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	275	281,826
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	188,347
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%		08/07/17	200	200,079
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	200	200,410
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	150	155,972
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	205	227,315
PNC Bank NA, Sub. Notes, BKNT	2.950%		01/30/23	250	252,580
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	675	690,811

					5,079,285

Biotechnology — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	260	260,244
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	100	102,005

					362,249

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	45	45,910
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	225	248,625
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	350	365,904

					660,439

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	760	757,245
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	78	78,195
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	40	40,342

					875,782

Diversified Machinery — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	60	64,906

Electric — 0.7%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%		01/15/19	100	105,534
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	150	149,860
Southern Power Co., Sr. Unsec’d. Notes	1.950%		12/15/19	100	99,627

					355,021

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	1.800%		06/15/19	80	79,427

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	200	211,458

Gas — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	125	138,401

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	225	224,449

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	150	$151,128

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,322

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	231,220
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	61,343
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	207,532
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	201,594

				701,689

Media — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	130,453

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	163,021

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	240	240,672

Oil & Gas — 1.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	200	201,539
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	50	52,770
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	125	133,768
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	105,877
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	139,884

				633,838

Packaging & Containers — 0.3%
Bemis Co, Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	150	164,271

Pharmaceuticals — 0.6%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	300	298,607

Pipelines — 0.8%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	263,312
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	125	126,463

				389,775

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	150	152,936

Retail — 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	422,536
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	305	316,747

				739,283

Semiconductors — 0.4%
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%	05/20/19	215	215,490

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	150	$151,770

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	114,833
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	526	529,655

				644,488

TOTAL CORPORATE BONDS (cost $13,501,858)				13,663,153

SOVEREIGN BONDS — 1.8%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	300	299,496
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	200	199,122
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	400,796

TOTAL SOVEREIGN BONDS (cost $899,794)				899,414

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal National Mortgage Assoc.	1.500%	11/30/20	735	730,483
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,445	1,720,356

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,460,157)				2,450,839

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bonds	2.500%	05/15/46	85	79,080
U.S. Treasury Bonds	2.750%	11/15/42	165	163,041
U.S. Treasury Bonds	2.875%	05/15/43	135	136,308
U.S. Treasury Bonds	3.000%	11/15/44	105	108,347
U.S. Treasury Bonds(hh)(k)	3.000%	05/15/45	1,220	1,257,125
U.S. Treasury Bonds	3.000%	02/15/47	145	149,576
U.S. Treasury Bonds	4.250%	11/15/40	575	722,569
U.S. Treasury Bonds	4.750%	02/15/41	265	356,818
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	136	135,076
U.S. Treasury Notes	0.875%	10/15/17	10	9,994
U.S. Treasury Notes	1.000%	11/15/19	60	59,370
U.S. Treasury Notes	1.500%	06/15/20	830	828,833
U.S. Treasury Notes	1.625%	06/30/20	130	130,229
U.S. Treasury Notes(hh)	1.625%	04/30/23	1,050	1,027,606
U.S. Treasury Notes	1.750%	05/31/22	85	84,502
U.S. Treasury Notes	1.750%	06/30/22	250	248,379
U.S. Treasury Notes	2.000%	11/30/22	335	335,707
U.S. Treasury Notes	2.000%	05/31/24	135	133,914
U.S. Treasury Notes	2.000%	06/30/24	15	14,868
U.S. Treasury Notes	2.125%	09/30/21	2,790	2,828,036
U.S. Treasury Notes(k)	2.125%	12/31/22	1,980	1,995,779
U.S. Treasury Notes	2.125%	05/15/25	155	154,025
U.S. Treasury Notes	2.250%	11/15/25	205	205,048

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,327,705)				11,164,230

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $40,657,187)		$40,622,676

	Shares
SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,942,610)(w)	1,942,610	1,942,610

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00	15	1,172
expiring 07/21/17, Strike Price $130.00	15	—

TOTAL OPTIONS PURCHASED (cost $5,917)		1,172

TOTAL SHORT-TERM INVESTMENTS (cost $1,948,527)		1,943,782

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 83.6% (cost $42,605,714)		42,566,458

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $2,286)	30	(469)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 83.6% (cost $42,603,428)		42,565,989
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 16.4%		8,371,992

NET ASSETS — 100.0%		$50,937,981

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $99,995 and 0.2% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
74	10 Year U.S. Treasury Notes	Sep. 2017	$9,323,280	$9,289,312	$(33,968)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$135,158	$134,813	$(345)

					(34,313)

Short Positions:
62	2 Year U.S. Treasury Notes	Sep. 2017	13,415,022	13,398,781	16,241
124	5 Year U.S. Treasury Notes	Sep. 2017	14,656,294	14,611,656	44,638
14	20 Year U.S. Treasury Bonds	Sep. 2017	2,143,735	2,151,625	(7,890)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	1,479,087	1,492,875	(13,788)

					39,201

					$4,888

Securities with a combined market value of $377,441 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
6,455	09/09/17	0.539%	1 Day USOIS(1)	$306	$15,392	$15,086
5,485	10/18/17	0.607%	1 Day USOIS(1)	155	13,779	13,624
3,110	11/09/17	0.626%	1 Day USOIS(1)	157	8,727	8,570
2,100	12/11/17	0.734%	3 Month LIBOR(1)	1,905	5,977	4,072
3,500	01/15/18	0.915%	3 Month LIBOR(1)	(6,912)	2,124	9,036
340	07/11/18	0.947%	3 Month LIBOR(1)	151	1,113	962
1,500	08/22/18	1.665%	3 Month LIBOR(1)	7,052	(10,394)	(17,446)
1,950	09/18/18	1.724%	3 Month LIBOR(1)	159	(14,315)	(14,474)
6,200	10/16/19	1.834%	3 Month LIBOR(1)	178	(34,069)	(34,247)
10,600	12/28/19	0.000%	3 Month LIBOR(1)	(5,192,807)	(4,988,841)	203,966
79,000	12/31/19	0.000%	3 Month LIBOR(2)	473	7,431,941	7,431,468
13,905	12/31/19	3.018%	3 Month LIBOR(1)	—	(2,977,127)	(2,977,127)
670	12/31/19	0.000%	3 Month LIBOR(1)	153	(68,824)	(68,977)
1,900	04/16/20	1.359%	3 Month LIBOR(1)	1,598	18,072	16,474
900	04/18/20	1.346%	3 Month LIBOR(1)	770	8,999	8,229
7,700	07/02/20	2.143%	3 Month LIBOR(1)	—	(150,043)	(150,043)
1,565	09/15/20	1.583%	3 Month LIBOR(1)	—	2,626	2,626
460	10/01/20	2.523%	3 Month LIBOR(1)	—	(12,454)	(12,454)
3,850	10/22/20	2.113%	3 Month LIBOR(1)	173	(48,415)	(48,588)
2,550	05/31/21	1.953%	3 Month LIBOR(2)	61	13,181	13,120
825	05/31/21	1.849%	3 Month LIBOR(2)	153	935	782
824	05/31/21	1.948%	3 Month LIBOR(2)	153	4,108	3,955
930	06/15/21	1.105%	3 Month LIBOR(1)	117	26,228	26,111
1,905	08/31/21	2.015%	3 Month LIBOR(1)	(942)	(11,668)	(10,726)
850	08/15/23	1.459%	3 Month LIBOR(1)	39,171	25,188	(13,983)
8,250	09/23/23	2.855%	3 Month LIBOR(1)	216	(446,961)	(447,177)
479	11/15/23	2.209%	3 Month LIBOR(1)	153	(4,981)	(5,134)
480	02/15/24	2.183%	3 Month LIBOR(1)	(823)	(3,145)	(2,322)
365	02/15/24	2.167%	3 Month LIBOR(1)	(1,823)	(2,015)	(192)
364	02/15/24	2.151%	3 Month LIBOR(1)	(427)	(1,645)	(1,218)
245	02/15/24	2.115%	3 Month LIBOR(1)	397	(558)	(955)
865	05/15/24	1.956%	3 Month LIBOR(1)	2,813	9,157	6,344
380	11/12/25	2.263%	3 Month LIBOR(1)	153	(2,782)	(2,935)
131	02/15/27	1.824%	1 Day USOIS(1)	1,615	1,840	225
405	02/15/36	2.338%	3 Month LIBOR(2)	(2,863)	(10,270)	(7,407)

				$(5,148,365)	$(1,199,120)	$3,949,245

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
10,965	12/31/19	3.538%	3 Month LIBOR(2)	$3,174,085	$—	$3,174,085	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(2)	4,975,886	—	4,975,886	JPMorgan Chase

				$8,149,971	$—	$8,149,971

Securities with a combined market value of $1,552,185 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,978,690	$99,995
Collateralized Loan Obligations	—	250,035	—
Credit Cards	—	2,603,813	—
Equipment	—	500,323	—
Commercial Mortgage-Backed Securities	—	6,012,184	—
Corporate Bonds	—	13,663,153	—
Sovereign Bonds	—	899,414	—
U.S. Government Agency Obligations	—	2,450,839	—
U.S. Treasury Obligations	—	11,164,230	—
Affiliated Mutual Fund	1,942,610	—	—
Options Purchased	1,172	—	—
Option Written	(469)	—	—
Other Financial Instruments*
Futures Contracts	4,888	—	—
Centrally Cleared Interest Rate Swap Agreements	—	3,949,245	—
OTC Interest Rate Swap Agreements	—	8,149,971	—

Total	$1,948,201	$52,621,897	$99,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	21.9%
Commercial Mortgage-Backed Securities	11.8
Banks	10.0
Automobiles	6.1
Credit Cards	5.1
U.S. Government Agency Obligations	4.8
Affiliated Mutual Fund	3.8
Sovereign Bonds	1.8
Computers	1.7
Retail	1.4
Insurance	1.4
Chemicals	1.3
Telecommunications	1.3
Oil & Gas	1.2
Auto Manufacturers	1.2
Equipment	1.0
Pipelines	0.8
Biotechnology	0.7
Electric	0.7
Pharmaceuticals	0.6

Collateralized Loan Obligations	0.5%
Multi-National	0.5
Hand/Machine Tools	0.4
Semiconductors	0.4
Forest Products & Paper	0.4
Agriculture	0.3
Packaging & Containers	0.3
Miscellaneous Manufacturing	0.3
Real Estate Investment Trusts (REITs)	0.3
Software	0.3
Healthcare-Products	0.3
Gas	0.3
Media	0.3
Electronics	0.2
Healthcare-Services	0.1
Diversified Machinery	0.1
Options Purchased	0.0	*

	83.6
Options Written	(0.0	)*
Other assets in excess of liabilities	16.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$60,879	*	Due from/to broker — variation margin futures	$55,991	*
Interest rate contracts	Due from/to broker — variation margin swaps	7,764,650	*	Due from/to broker — variation margin swaps	3,815,405	*
Interest rate contracts	Unaffiliated investments	1,172		Options written outstanding, at value	469
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,149,971		—	—

Total		$15,976,672			$3,871,865

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(21,260)	$5,428	$(85,882)	$(15,171)	$(116,885)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(4,745)	$1,817	$34,201	$84,602	$115,875

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$7,027	$17,000	$13,018,220	$23,302,711	$191,520,581

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivatives assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
JPMorgan Chase	$8,149,971	$—	$(8,149,971)	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $40,663,104)	$40,623,848
Affiliated investments (cost $1,942,610)	1,942,610
Cash	9,062
Unrealized appreciation on OTC swap agreements	8,149,971
Receivable for investments sold	458,803
Dividends and interest receivable	229,777
Due from broker—variation margin futures	19,714
Receivable for fund share sold	14,522
Due from broker—variation margin swaps	10,378
Prepaid expenses	103

Total Assets	51,458,788

LIABILITIES:
Payable for investments purchased	453,317
Accrued expenses and other liabilities	56,939
Management fees payable	7,606
Distribution fee payable	1,400
Payable for fund share repurchased	711
Options written outstanding, at value (premiums received $2,286)	469
Affiliated transfer agent fee payable	365

Total Liabilities	520,807

NET ASSETS	$50,937,981

Net assets were comprised of:
Paid-in capital	$41,732,764
Retained earnings	9,205,217

Net assets, June 30, 2017	$50,937,981

Net asset value and redemption price per share, $50,937,981 / 4,795,060 outstanding shares of beneficial interest	$10.62

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $596 foreign withholding tax)	$403,808
Unaffiliated dividend income	27,680
Income from securities lending, net (including affiliated income of $18)	39

431,527

EXPENSES
Management fees	131,012
Distribution fee	69,147
Custodian and accounting fees	30,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	4,826

Total expenses	276,985
Less: management fee waiver and/or expense reimbursement	(19,752)

Net expenses	257,233

NET INVESTMENT INCOME (LOSS)	174,294

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	7,669
Futures transactions	(85,882)
Swap agreement transactions	(15,171)
Options written transactions	5,428

(87,956)

Net change in unrealized appreciation (depreciation) on:
Investments	283,976
Futures	34,201
Swap agreements	84,602
Options written	1,817

404,596

NET GAIN (LOSS) ON INVESTMENTS	316,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$490,934

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$174,294	$139,404
Net realized gain (loss) on investment transactions	(87,956)	(1,793,484)
Net change in unrealized appreciation (depreciation) on investments	404,596	2,868,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	490,934	1,214,668

FUND SHARE TRANSACTIONS:
Fund share sold [24,063 and 1,211,577 shares, respectively]	253,877	12,799,632
Fund share repurchased [887,425 and 2,238,679 shares, respectively]	(9,394,205)	(23,796,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(9,140,328)	(10,996,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,649,394)	(9,782,175)
NET ASSETS:
Beginning of period	59,587,375	69,369,550

End of period	$50,937,981	$59,587,375

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.8% ASSET-BACKED SECURITIES — 21.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 10.2%
Ally Master Owner Trust, Series 2014-5, Class A1	1.649%	(c)	10/15/19	600	$600,507
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	85	85,063
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	169	168,949
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	400	399,810
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	797,937
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	126	126,228
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	223	222,980
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	286	286,259
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	300	300,498
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	100	99,995
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	403,671
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	605,807
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.509%	(c)	08/15/19	1,000	1,000,260
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.759%	(c)	08/15/20	400	401,871
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	400	401,041
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	400	403,560
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%		09/25/19	400	398,501
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	1.559%	(c)	01/15/20	700	700,947
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,200	1,199,676
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	600	600,034

					9,203,594

Collateralized Loan Obligations — 4.2%
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618%	(c)	07/17/26	250	250,339
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	250	249,942
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	250	249,928
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,000	1,001,311
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.398%	(c)	10/15/26	250	250,067

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	250	$250,027
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278%	(c)	07/15/25	250	250,197
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298%	(c)	04/15/24	500	500,188
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	500	500,603

					3,756,782

Credit Cards — 5.5%
American Express Credit Account Master Trust, Series 2014-1, Class A	1.529%	(c)	12/15/21	1,000	1,004,294
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	400	400,476
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	700	700,233
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	504,415
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.589%	(c)	07/15/21	700	703,203
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	805,931
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.419%	(c)	08/16/21	400	400,757
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	500,285

					5,019,594

Equipment — 1.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	100	99,988
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.662%	(c)	10/20/19	1,000	1,000,837

					1,100,825

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	129	129,160

TOTAL ASSET-BACKED SECURITIES (cost $19,198,651)					19,209,955

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.4%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,203,039
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	914	917,996
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	569	569,659
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,110,675
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	500	507,116
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,221,184
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	787	783,327

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	$93,726
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	97	96,682
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,038,489
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	31	31,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	400	403,474
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	1,598	1,614,411
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	401,415
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	398	398,458
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	64	64,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,338,694
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	700	726,990
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	82	81,718
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,216,751

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,803,286)					14,819,180

CORPORATE BONDS — 33.4%
Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	120	121,569

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/06/20	400	401,279
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	227,087
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	330	330,883

					959,249

Banks — 11.3%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	500	501,930
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	510	514,803
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	650	711,819
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	224,204
Branch Banking & Trust Co, Sr. Unsec’d. Notes	2.100%		01/15/20	350	351,325
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	345	344,454
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	357,194
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	600	597,890
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,598
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	300,369
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	309,627

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	980	$1,057,951
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	525	557,489
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	270,712
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	200	200,410
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	1,435,750
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	138,304
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%		04/25/18	220	220,726
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	550	593,277
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A(f)(g)	1.875%		09/17/18	200	200,298
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	575	578,094
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	262,598
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	241,818
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	25,435

					10,248,075

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	199,494

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	180,313
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	245	249,911
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	269,701

					699,925

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	536	569,104
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	190	201,301

					770,405

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	430	428,441
Apple, Inc., Sr. Unsec’d. Notes(a)	1.900%		02/07/20	830	832,085
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	170	170,425
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	100	100,856

					1,531,807

Diversified Financial Services — 1.0%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	409,891
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	476,882

					886,773

Electric — 1.4%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		03/15/20	380	379,865
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	250	250,968
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	300	299,721
Great Plains Energy, Inc., Sr. Unsec’d. Notes	2.500%		03/09/20	160	161,493

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	$199,254

				1,291,301

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	165	163,817

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	85,150

Forest Products & Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	400	422,916

Hand/Machine Tools — 0.5%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	443,910

Healthcare – Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	300	302,255

Healthcare – Services — 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	366,285
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	427,392
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,315,938

				2,109,615

Insurance — 2.5%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	645,010
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	265,819
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	350	388,520
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	69,153
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	301,647
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	164,438
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%	01/10/20	450	450,510

				2,285,097

Machinery – Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,044

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	110,384

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	420	421,175
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	110	109,360

				530,535

Oil & Gas — 2.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	400	403,079
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	100	105,539
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	762,349

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	250	$267,536
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	250	279,767

				1,818,270

Packaging & Containers — 0.3%
Bemis Co, Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	250	273,785

Pharmaceuticals — 1.6%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	474,501
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	400,267
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	580	577,307

				1,452,075

Pipelines — 0.3%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	25	25,999
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	140,952
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	52,662

				219,613

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	4.750%	04/15/18	275	280,382

Software — 1.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	303,539
Microsoft Corp., Sr. Unsec’d. Notes	1.850%	02/06/20	590	591,504
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	480	475,779

				1,370,822

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,098
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	214,490
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	751	756,218

				996,806

Transportation — 0.7%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	634,283

TOTAL CORPORATE BONDS (cost $29,926,244)				30,235,357

SOVEREIGN BONDS — 1.3%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	598,992
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	400	398,243
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,824

TOTAL SOVEREIGN BONDS (cost $1,197,314)				1,195,059

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	1.375%		04/20/20	1,375	$1,366,867
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	61,259
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	1,005	1,001,564
Federal National Mortgage Assoc.	1.125%		07/20/18	805	803,371
Federal National Mortgage Assoc.	1.500%		11/30/20	3,825	3,801,495
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	5,011	5,965,886

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,893,213)					13,000,442

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds	2.750%		11/15/42	625	617,578
U.S. Treasury Bonds	2.875%		05/15/43	430	434,166
U.S. Treasury Bonds	3.000%		11/15/44	270	278,606
U.S. Treasury Bonds(k)	3.000%		05/15/45	600	618,258
U.S. Treasury Bonds	3.000%		02/15/47	275	283,680
U.S. Treasury Bonds(hh)	4.250%		11/15/40	1,160	1,457,704
U.S. Treasury Bonds	4.750%		02/15/41	670	902,144
U.S. Treasury Bonds	8.125%		08/15/21	70	87,630
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	246	245,138
U.S. Treasury Notes	0.750%		07/31/18	15	14,912
U.S. Treasury Notes	1.625%		04/30/23	1,695	1,658,849
U.S. Treasury Notes	1.750%		05/31/22	155	154,092
U.S. Treasury Notes	1.750%		06/30/22	160	158,963
U.S. Treasury Notes	2.000%		11/30/22	440	440,928
U.S. Treasury Notes	2.000%		05/31/24	235	233,109
U.S. Treasury Notes	2.000%		06/30/24	425	421,248
U.S. Treasury Notes	2.125%		09/30/21	500	506,816
U.S. Treasury Notes	2.125%		05/15/25	510	506,793
U.S. Treasury Notes	2.375%		05/15/27	60	60,380
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	29,463

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,192,887)					9,110,457

TOTAL LONG-TERM INVESTMENTS (cost $87,211,595)					87,570,450

				Shares
SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				2,475,074	2,475,074
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $814,401; includes $813,630 of cash collateral for securities on loan)(b)(w)				814,240	814,321

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,289,475)					3,289,395

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $127.00				28	2,188

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#	Value
Call Options (continued)
expiring 07/21/17, Strike Price $130.00	28	$—

TOTAL OPTIONS PURCHASED (cost $11,045)		2,188

TOTAL SHORT-TERM INVESTMENTS (cost $3,300,520)		3,291,583

TOTAL INVESTMENTS, BERFORE OPTION WRITTEN — 100.4% (cost $90,512,115)		90,862,033

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $4,267)	56	(875)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.4% (cost $90,507,848)		90,861,158
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.4)%		(383,217)

NET ASSETS — 100.0%		$90,477,941

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $99,995 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $795,968; cash collateral of $813,630 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $199,444. The aggregate value of $200,298 is 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $200,298 is 0.2% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
179	10 Year U.S. Treasury Notes	Sep. 2017	$22,561,538	$22,470,094	$(91,444)
3	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	405,427	404,438	(989)

					(92,433)

Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2017	13,848,565	13,831,000	17,565
306	5 Year U.S. Treasury Notes	Sep. 2017	36,168,480	36,057,797	110,683
30	20 Year U.S. Treasury Bonds	Sep. 2017	4,591,897	4,610,625	(18,728)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued):
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	$667,337	$663,500	$3,837

					113,357

					$20,924

A security with a market value of $443,085 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,015	09/09/17	0.539%	1 Day USOIS(1)	$312	$31,033	$30,721
10,795	10/18/17	0.607%	1 Day USOIS(1)	160	27,118	26,958
6,170	11/09/17	0.626%	1 Day USOIS(1)	164	17,314	17,150
1,556	06/10/18	1.205%	3 Month LIBOR(1)	—	3,195	3,195
90	07/11/18	0.947%	3 Month LIBOR(1)	150	295	145
3,167	08/02/18	1.614%	3 Month LIBOR(1)	(64,080)	(20,128)	43,952
200	08/16/18	1.641%	3 Month LIBOR(1)	(3,857)	(1,323)	2,534
1,700	09/16/18	1.861%	3 Month LIBOR(1)	158	(16,004)	(16,162)
5,350	09/19/18	1.781%	3 Month LIBOR(1)	(110,648)	(43,596)	67,052
9,150	09/23/18	1.613%	3 Month LIBOR(1)	191	(50,804)	(50,995)
8,850	10/25/18	1.434%	3 Month LIBOR(1)	190	3,518	3,328
14,850	06/03/19	1.614%	3 Month LIBOR(1)	110	(10,325)	(10,435)
10,000	06/17/20	1.843%	3 Month LIBOR(2)	195	33,195	33,000
4,900	06/17/20	1.836%	3 Month LIBOR(2)	—	15,298	15,298
2,500	06/20/20	1.818%	3 Month LIBOR(2)	—	6,075	6,075
2,400	07/29/20	2.205%	3 Month LIBOR(2)	—	50,328	50,328
8,150	08/06/20	2.341%	3 Month LIBOR(2)	—	206,411	206,411
4,150	08/20/20	2.368%	3 Month LIBOR(2)	175	107,683	107,508
7,550	08/21/20	2.440%	3 Month LIBOR(2)	163	214,043	213,880
10,300	08/22/20	2.410%	3 Month LIBOR(2)	212	280,974	280,762
37,000	09/03/20	1.599%	3 Month LIBOR(2)	300	(34,859)	(35,159)
2,250	12/10/20	2.275%	3 Month LIBOR(2)	164	37,694	37,530
20,750	12/31/20	0.000%	3 Month LIBOR(2)	235	(409,000)	(409,235)
5,900	12/31/20	0.000%	3 Month LIBOR(2)	174	1,273,641	1,273,467
4,785	01/06/21	1.750%	3 Month LIBOR(2)	169	18,298	18,129
27,370	01/08/21	1.683%	3 Month LIBOR(2)	556,636	33,185	(523,451)
1,648	05/31/21	1.948%	3 Month LIBOR(2)	157	8,216	8,059
1,525	05/31/21	1.849%	3 Month LIBOR(2)	135	1,729	1,594
1,820	06/15/21	1.105%	3 Month LIBOR(1)	106	51,329	51,223
7,010	08/31/21	2.015%	3 Month LIBOR(1)	(6,393)	(42,937)	(36,544)
12,810	05/31/22	2.200%	3 Month LIBOR(1)	(14,419)	(169,052)	(154,633)
1,775	08/31/22	1.745%	3 Month LIBOR(1)	160	10,212	10,052
550	05/29/23	2.150%	3 Month LIBOR(2)	—	4,071	4,071
1,650	08/15/23	1.459%	3 Month LIBOR(1)	76,170	48,894	(27,276)
1,078	11/15/23	2.209%	3 Month LIBOR(1)	156	(11,209)	(11,365)
5	11/15/23	2.217%	3 Month LIBOR(1)	(4)	(54)	(50)
2,480	02/15/24	2.167%	3 Month LIBOR(1)	(13,114)	(13,688)	(574)
2,165	02/15/24	2.183%	3 Month LIBOR(1)	(3,145)	(14,187)	(11,042)
1,588	02/15/24	2.151%	3 Month LIBOR(1)	(2,135)	(7,176)	(5,041)
1,215	02/15/24	2.115%	3 Month LIBOR(1)	3,113	(2,766)	(5,879)
1,485	05/15/24	1.956%	3 Month LIBOR(1)	4,963	15,720	10,757
4,500	06/02/24	2.533%	3 Month LIBOR(1)	186	(127,552)	(127,738)
1,990	04/08/25	2.020%	3 Month LIBOR(1)	166	17,825	17,659
840	11/12/25	2.263%	3 Month LIBOR(1)	156	(6,150)	(6,306)
3,430	01/08/26	2.210%	3 Month LIBOR(1)	90	(31,043)	(31,133)
396	02/15/27	1.824%	1 Day USOIS(1)	4,862	5,563	701

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
665	02/15/36	2.338%	3 Month LIBOR(2)	$(4,900)	$(16,863)	$(11,963)

				$427,583	$1,494,141	$1,066,558

Securities with a combined market value of $1,423,460 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,103,599	$99,995
Collateralized Loan Obligations	—	3,756,782	—
Credit Cards	—	5,019,594	—
Equipment	—	1,100,825	—
Student Loans	—	129,160	—
Commercial Mortgage-Backed Securities	—	14,819,180	—
Corporate Bonds	—	30,235,357	—
Sovereign Bonds	—	1,195,059	—
U.S. Government Agency Obligations	—	13,000,442	—
U.S. Treasury Obligations	—	9,110,457	—
Affiliated Mutual Funds	3,289,395	—	—
Options Purchased	2,188	—	—
Option Written	(875)	—	—
Other Financial Instruments*
Futures Contracts	20,924	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,066,558	—

Total	$3,311,632	$88,537,013	$99,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 Level 2, and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Commercial Mortgage-Backed Securities	16.4%
U.S. Government Agency Obligations	14.4
Banks	11.3
Automobiles	10.2
U.S. Treasury Obligations	10.1
Credit Cards	5.5
Collateralized Loan Obligations	4.2

Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	3.6%
Insurance	2.5
Healthcare-Services	2.3
Oil & Gas	2.0
Computers	1.7
Pharmaceuticals	1.6
Software	1.5
Electric	1.4
Sovereign Bonds	1.3
Equipment	1.2
Telecommunications	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification (continued):

Auto Manufacturers	1.1%
Diversified Financial Services	1.0
Chemicals	0.9
Biotechnology	0.8
Transportation	0.7
Multi-National	0.6
Hand/Machine Tools	0.5
Forest Products & Paper	0.5
Healthcare-Products	0.3
Real Estate Investment Trusts (REITs)	0.3
Packaging & Containers	0.3
Pipelines	0.3
Beverages	0.2
Electronics	0.2

Student Loans	0.1%
Airlines	0.1
Media	0.1
Foods	0.1
Machinery-Diversified	0.0	*
Options Purchased	0.0	*

	100.4
Option Written	(0.0	)*
Liabilities in excess of other assets	(0.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$132,085	*	Due from/to broker — variation margin futures	$111,161	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,541,539	*	Due from/to broker — variation margin swaps	1,474,981	*
Interest rate contracts	Unaffiliated investments	2,188		Options written outstanding, at value	875

Total		$2,675,812			$1,587,017

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(42,665)	$11,325	$(136,338)	$(120,955)	$(288,633)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(8,857)	$3,392	$(58,586)	$485,146	$421,095

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$13,792	$32,667	$16,624,230	$44,104,759	$263,296,667

(1)	Cost.

(2)	Value at Trade Date

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$795,968	$(795,968)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $795,968:
Unaffiliated investments (cost $87,222,640)	$87,572,638
Affiliated investments (cost $3,289,475)	3,289,395
Receivable for investments sold	3,617,863
Dividends and interest receivable	480,823
Due from broker—variation margin futures	26,178
Receivable for fund share sold	3,155
Prepaid expenses	166

Total Assets	94,990,218

LIABILITIES:
Payable for investments purchased	3,523,352
Payable to broker for collateral for securities on loan	813,630
Accrued expenses and other liabilities	57,416
Payable for fund share repurchased	56,771
Due to broker—variation margin swaps	42,263
Management fees payable	14,799
Distribution fee payable	2,500
Options written outstanding, at value (premiums received $4,267)	875
Affiliated transfer agent fee payable	365
Loan interest payable	306

Total Liabilities	4,512,277

NET ASSETS	$90,477,941

Net assets were comprised of:
Paid-in capital	$68,308,454
Retained earnings	22,169,487

Net assets, June 30, 2017	$90,477,941

Net asset value and redemption price per share, $90,477,941 / 13,174,959 outstanding shares of beneficial interest	$6.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $812 foreign withholding tax)	$1,055,233
Affiliated dividend income	10,321
Income from securities lending, net (including affiliated income of $2,594)	2,626

1,068,180

EXPENSES
Management fees	253,014
Distribution fee	133,539
Custodian and accounting fees	31,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	845
Miscellaneous	7,791

Total expenses	468,189

NET INVESTMENT INCOME (LOSS)	599,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $76)	(238,329)
Futures transactions	(136,338)
Swap agreement transactions	(120,955)
Options written transactions	11,325

(484,297)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(52))	875,359
Futures	(58,586)
Swap agreements	485,146
Options written	3,392

1,305,311

NET GAIN (LOSS) ON INVESTMENTS	821,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,421,005

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$599,991	$1,205,409
Net realized gain (loss) on investment transactions	(484,297)	5,158,399
Net change in unrealized appreciation (depreciation) on investments	1,305,311	(2,370,833)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,421,005	3,992,975

FUND SHARE TRANSACTIONS:
Fund share sold [161,671 and 4,759,785 shares, respectively]	1,092,975	32,391,646
Fund share repurchased [4,744,147 and 10,527,359 shares, respectively]	(32,412,305)	(72,475,371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(31,319,330)	(40,083,725)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,898,325)	(36,090,750)
NET ASSETS:
Beginning of period	120,376,266	156,467,016

End of period	$90,477,941	$120,376,266

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.3% ASSET-BACKED SECURITIES — 22.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 8.8%
Ally Master Owner Trust, Series 2014-5, Class A1	1.649%	(c)	10/15/19	800	$800,676
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	170	170,125
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	337	337,897
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	897,679
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	696,857
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	196	196,354
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	669	668,941
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	429	429,389
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	600	600,997
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	302,753
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	504,839
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	198,539
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.689%	(c)	07/15/20	700	702,406
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	600	601,562
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	700	706,230
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	1.559%	(c)	01/15/20	1,100	1,101,488
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	900	905,225
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	2,000	1,999,460
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	800	800,045

					12,621,462

Collateralized Loan Obligations — 4.5%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.352%	(c)	05/20/25	750	750,334
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	250	250,263
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	500	499,885
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	250	249,928
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408%	(c)	01/16/26	250	250,072

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482%	(c)	05/15/26	250	$250,066
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,500	1,501,966
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	250	250,388
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	500	500,054
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298%	(c)	04/15/24	1,000	1,000,375
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	750	750,904

					6,508,415

Credit Cards — 7.8%
American Express Credit Account Master Trust, Series 2013-1, Class A	1.579%	(c)	02/16/21	1,000	1,003,671
American Express Credit Account Master Trust, Series 2013-2, Class B	1.859%	(c)	05/17/21	600	602,862
American Express Credit Account Master Trust, Series 2014-1, Class A	1.529%	(c)	12/15/21	800	803,435
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	600	600,714
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	500	500,166
BA Credit Card Trust, Series 2015-A1, Class A	1.489%	(c)	06/15/20	1,100	1,101,754
Chase Issuance Trust, Series 2016-A1, Class A	1.569%	(c)	05/17/21	2,200	2,211,829
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,049,183
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.589%	(c)	07/15/21	1,100	1,105,034
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	906,672
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.419%	(c)	08/16/21	600	601,136
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	800,456

					11,286,912

Equipment — 1.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	200	199,976
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.662%	(c)	10/20/19	1,600	1,601,339

					1,801,315

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	215	215,267

TOTAL ASSET-BACKED SECURITIES (cost $32,390,338)					32,433,371

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	691,280
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	914,891

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	1,584	$1,591,192
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,034,432
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,507,079
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,900	1,933,541
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,425,538
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,263,835
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,311	1,305,545
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,199,938
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,184,485
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	320	319,881
GS Mortgage Securities Trust, Series 2013-GC10, Class A2	1.840%		02/10/46	498	497,940
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	740	750,216
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,270,837
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,184,800
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	310,390
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,820	1,835,807
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	796	797,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	96	96,408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,265,482
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	12	11,548
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	409	408,590

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,079,941)					26,800,693

CORPORATE BONDS — 26.1%
Banks — 9.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	900	903,473
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22	400	405,060
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	1,455	1,617,139
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	505	513,795
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	410	402,404
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	520	523,451
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	1,000	996,484

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	$500,937
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	500	503,196
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,598
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	1,001,229
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	400	438,420
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	340	367,044
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	505	524,147
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	670	681,195
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	600	618,817
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	315	334,493
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	428,142
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	625	641,411
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	825	889,916
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $239,333; purchased 09/09/15)(f)(g)	1.875%		09/17/18	240	240,358
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	575	579,204
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	375	383,872
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	2.200%		04/25/19	550	554,579

					14,300,364

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	350	377,420

Biotechnology — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	1,000	1,043,153
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	600	636,397
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,100	1,143,546

					2,823,096

Chemicals — 0.9%
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	1,150	1,218,403

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.375%		10/15/17	275	278,557

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	750	761,375
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	364	364,909
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	170	171,455

					1,297,739

Diversified Financial Services — 0.9%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,030	1,038,872

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	274	$276,191

				1,315,063

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	428,716
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	319,078

				747,794

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	379	408,479

Healthcare-Services — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	423,531
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	195,903
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,615	1,651,627
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	432,193

				2,703,254

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	897,431

Machinery-Diversified — 0.9%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	201,585
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	424,696
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	616,608

				1,242,889

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	95	103,246
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	38,555

				141,801

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	711,987
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	183,923

				895,910

Oil & Gas — 0.5%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	725	723,188

Pipelines — 1.2%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	221,899
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	725	746,606
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	309,319

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	$500,294

				1,778,118

Retail — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,011,069
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	508,264
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/21	585	632,290

				2,151,623

Software — 0.8%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	550	545,164
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	624,803

				1,169,967

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	610,704
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	214,490
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	615,289
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	500	555,394

				1,995,877

Transportation — 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	505,597
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	511,123

				1,016,720

TOTAL CORPORATE BONDS (cost $36,718,466)				37,483,693

SOVEREIGN BONDS — 1.9%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,000	998,320
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	197,046
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	193,584
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,824
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	889,328
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	255	255,892

TOTAL SOVEREIGN BONDS (cost $2,738,219)				2,731,994

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	5,580	5,697,113
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	2,910	2,892,118

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	4,955	$4,153,623
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,910	4,667,707

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,092,598)					17,410,561

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bonds	2.500%		05/15/46	1,235	1,148,985
U.S. Treasury Bonds	2.750%		11/15/42	845	834,966
U.S. Treasury Bonds	2.875%		05/15/43	1,200	1,211,626
U.S. Treasury Bonds	3.000%		11/15/44	460	474,662
U.S. Treasury Bonds	3.000%		02/15/47	430	443,572
U.S. Treasury Bonds	4.250%		11/15/40	1,255	1,577,084
U.S. Treasury Bonds	8.125%		08/15/21	125	156,480
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	397	395,222
U.S. Treasury Notes	1.000%		12/31/17	890	889,303
U.S. Treasury Notes	1.625%		04/30/23	5,010	4,903,147
U.S. Treasury Notes(a)	1.750%		05/31/22	245	243,565
U.S. Treasury Notes	1.750%		06/30/22	1,035	1,028,289
U.S. Treasury Notes	2.000%		11/30/22	8,125	8,142,136
U.S. Treasury Notes	2.000%		05/31/24	375	371,982
U.S. Treasury Notes	2.000%		06/30/24	210	208,146
U.S. Treasury Notes	2.125%		09/30/21	1,180	1,196,087
U.S. Treasury Notes	2.125%		12/31/22	1,520	1,532,113
U.S. Treasury Notes	2.125%		05/15/25	740	735,346
U.S. Treasury Notes	2.250%		11/15/25	65	65,015
U.S. Treasury Notes	2.250%		02/15/27	110	109,489
U.S. Treasury Notes	2.375%		05/15/27	385	387,436

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,298,048)					26,054,651

TOTAL LONG-TERM INVESTMENTS (cost $142,317,610)					142,914,963

				Shares
SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MUTUAL FUNDS — 1.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				360,913	360,913
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,238,834; includes $1,238,585 of cash collateral for securities on loan)(b)(w)				1,238,708	1,238,832

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,599,747)					1,599,745

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00	43	$3,359
expiring 07/21/17, Strike Price $130.00	43	—

TOTAL OPTIONS PURCHASED (cost $16,962)		3,359

TOTAL SHORT-TERM INVESTMENTS (cost $1,616,709)		1,603,104

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.4% (cost $143,934,319)		144,518,067

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $6,554)	86	(1,344)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.4% (cost $143,927,765)		144,516,723
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.4)%		(554,853)

NET ASSETS — 100.0%		$143,961,870

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,212,308; cash collateral of $1,238,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the original cost of such security is $239,333. The value of $240,358 is 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $518,915 is 0.4% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
219	10 Year U.S. Treasury Notes	Sep. 2017	$27,612,437	$27,491,344	$(121,093)
4	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	540,584	539,250	(1,334)

					(122,427)

Short Positions:
56	2 Year U.S. Treasury Notes	Sep. 2017	12,108,280	12,102,125	6,155
436	5 Year U.S. Treasury Notes	Sep. 2017	51,544,218	51,376,469	167,749
49	20 Year U.S. Treasury Bonds	Sep. 2017	7,502,984	7,530,688	(27,704)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued)
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	$1,814,107	$1,824,625	$(10,518)

					135,682

					$13,255

A security with a market value of $606,252 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,690	09/09/17	0.539%	1 Day USOIS(1)	$320	$51,718	$51,398
18,445	10/18/17	0.607%	1 Day USOIS(1)	167	46,336	46,169
10,620	11/09/17	0.626%	1 Day USOIS(1)	174	29,801	29,627
760	07/11/18	0.947%	3 Month LIBOR(1)	152	2,488	2,336
9,600	09/06/18	1.704%	3 Month LIBOR(1)	—	(69,332)	(69,332)
2,500	10/11/18	1.770%	3 Month LIBOR(2)	(3,632)	11,857	15,489
5,450	06/03/19	1.614%	3 Month LIBOR(1)	175	(3,789)	(3,964)
4,770	07/11/19	1.045%	3 Month LIBOR(1)	170	43,112	42,942
6,500	10/22/20	2.113%	3 Month LIBOR(1)	189	(81,739)	(81,928)
7,180	01/06/21	1.750%	3 Month LIBOR(2)	163	27,456	27,293
13,485	01/08/21	1.683%	3 Month LIBOR(2)	223	16,351	16,128
45,000	05/09/21	2.230%	3 Month LIBOR(2)	420	722,290	721,870
2,707	05/31/21	1.948%	3 Month LIBOR(2)	161	13,495	13,334
2,570	05/31/21	1.849%	3 Month LIBOR(2)	147	2,913	2,766
715	05/31/21	1.953%	3 Month LIBOR(2)	1,762	3,696	1,934
3,010	06/15/21	1.105%	3 Month LIBOR(1)	110	84,890	84,780
14,620	08/31/21	2.015%	3 Month LIBOR(1)	(15,096)	(89,549)	(74,453)
20,160	10/06/21	2.308%	3 Month LIBOR(2)	12,314	404,151	391,837
12,000	10/13/21	2.340%	3 Month LIBOR(2)	—	254,656	254,656
4,120	10/14/21	2.405%	3 Month LIBOR(2)	—	98,981	98,981
950	12/31/21	0.000%	3 Month LIBOR(2)	155	228,125	227,970
35,000	03/12/22	2.020%	3 Month LIBOR(2)	360	339,238	338,878
7,800	04/08/22	1.780%	3 Month LIBOR(2)	197	(43,992)	(44,189)
14,200	09/03/22	1.919%	3 Month LIBOR(2)	130	43,841	43,711
2,960	07/11/23	1.400%	3 Month LIBOR(2)	171	(95,054)	(95,225)
2,835	08/15/23	1.459%	3 Month LIBOR(1)	130,792	84,010	(46,782)
1,796	11/15/23	2.209%	3 Month LIBOR(1)	160	(18,675)	(18,835)
5	11/15/23	2.217%	3 Month LIBOR(1)	(5)	(54)	(49)
6,315	02/15/24	2.167%	3 Month LIBOR(1)	(34,080)	(34,856)	(776)
5,655	02/15/24	2.183%	3 Month LIBOR(1)	(8,328)	(37,056)	(28,728)
4,156	02/15/24	2.151%	3 Month LIBOR(1)	(5,526)	(18,780)	(13,254)
2,675	02/15/24	2.115%	3 Month LIBOR(1)	6,623	(6,090)	(12,713)
1,980	05/15/24	1.956%	3 Month LIBOR(1)	5,059	20,960	15,901
9,330	04/08/25	2.020%	3 Month LIBOR(1)	225	83,570	83,345
1,450	11/12/25	2.263%	3 Month LIBOR(1)	160	(10,616)	(10,776)
6,900	06/15/26	1.504%	3 Month LIBOR(1)	206	405,894	405,688
670	10/06/26	2.312%	3 Month LIBOR(2)	(1,634)	6,114	7,748
527	02/15/27	1.824%	1 Day USOIS(1)	6,477	7,404	927
805	02/15/36	2.338%	3 Month LIBOR(2)	(4,180)	(20,414)	(16,234)

				$94,881	$2,503,351	$2,408,470

A security with a market value of $2,358,482 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$12,621,462	$—
Collateralized Loan Obligations	—	6,508,415	—
Credit Cards	—	11,286,912	—
Equipment	—	1,801,315	—
Student Loans	—	215,267	—
Commercial Mortgage-Backed Securities	—	26,800,693	—
Corporate Bonds	—	37,483,693	—
Sovereign Bonds	—	2,731,994	—
U.S. Government Agency Obligations	—	17,410,561	—
U.S. Treasury Obligations	—	26,054,651	—
Affiliated Mutual Funds	1,599,745	—	—
Options Purchased	3,359	—	—
Option Written	(1,344)	—	—
Other Financial Instruments*
Futures Contracts	13,255	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,408,470	—

Total	$1,615,015	$145,323,433	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Commercial Mortgage-Backed Securities	18.6%
U.S. Treasury Obligations	18.1
U.S. Government Agency Obligations	12.1
Banks	9.9
Automobiles	8.8
Credit Cards	7.8
Collateralized Loan Obligations	4.5
Biotechnology	2.0
Sovereign Bonds	1.9
Healthcare-Services	1.9
Retail	1.5
Telecommunications	1.4
Equipment	1.3
Pipelines	1.2
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	1.1
Diversified Financial Services	0.9
Computers	0.9
Machinery-Diversified	0.9
Chemicals	0.9
Software	0.8

Transportation	0.7%
Insurance	0.6
Multi-National	0.6
Electric	0.5
Oil & Gas	0.5
Food	0.3
Beverages	0.3
Commercial Services	0.2
Student Loans	0.1
Miscellaneous Manufacturing	0.1
Options Purchased	0.0 *

100.4
Option Written	(0.0)*
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$173,904	*	Due from/to broker — variation margin futures	$160,649	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,925,708	*	Due from/to broker — variation margin swaps	517,238	*
Interest rate contracts	Unaffiliated investments	3,359		Options written outstanding, at value	1,344

Total		$3,102,971			$679,231

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(67,045)	$18,023	$(459,235)	$500,578	$(7,679)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(13,603)	$5,210	$(27,139)	$321,416	$285,884

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swaps(3)
$21,321	$50,333	$20,868,826	$61,932,535	$296,549,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$1,212,308	$(1,212,308)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $1,212,308:
Unaffiliated investments (cost $142,334,572)	$142,918,322
Affiliated investments (cost $1,599,747)	1,599,745
Receivable for investments sold	1,256,157
Dividends and interest receivable	710,402
Receivable for fund share sold	94,065
Due from broker—variation margin futures	51,361
Prepaid expenses	260

Total Assets	146,630,312

LIABILITIES:
Payable for investments purchased	1,238,601
Payable to broker for collateral for securities on loan	1,238,585
Due to broker—variation margin swaps	98,516
Accrued expenses and other liabilities	56,234
Management fees payable	23,333
Payable for fund share repurchased	7,079
Distribution fee payable	3,808
Options written outstanding, at value (premiums received $6,554)	1,344
Loan interest payable	577
Affiliated transfer agent fee payable	365

Total Liabilities	2,668,442

NET ASSETS	$143,961,870

Net assets were comprised of:
Paid-in capital	$31,037,498
Retained earnings	112,924,372

Net assets, June 30, 2017	$143,961,870

Net asset value and redemption price per share, $143,961,870 / 9,736,889 outstanding shares of beneficial interest	$14.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $420 foreign withholding tax)	$1,814,219
Affiliated dividend income	21,624
Income from securities lending, net (including affiliated income of $5,144)	5,293

1,841,136

EXPENSES
Management fees	407,423
Distribution fee	215,025
Custodian and accounting fees	32,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,331
Miscellaneous	7,772

Total expenses	705,551

NET INVESTMENT INCOME (LOSS)	1,135,585

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $70)	(478,768)
Futures transactions	(459,235)
Swap agreement transactions	500,578
Options written transactions	18,023

(419,402)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $166)	1,716,081
Futures	(27,139)
Swap agreements	321,416
Options written	5,210

2,015,568

NET GAIN (LOSS) ON INVESTMENTS	1,596,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,731,751

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,135,585	$2,500,202
Net realized gain (loss) on investment transactions	(419,402)	5,874,554
Net change in unrealized appreciation (depreciation) on investments	2,015,568	(579,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,731,751	7,794,813

FUND SHARE TRANSACTIONS:
Fund share sold [161,070 and 4,298,271 shares, respectively]	2,342,560	63,199,907
Fund share repurchased [4,550,744 and 9,249,997 shares, respectively]	(66,827,606)	(137,517,179)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(64,485,046)	(74,317,272)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,753,295)	(66,522,459)
NET ASSETS:
Beginning of period	205,715,165	272,237,624

End of period	$143,961,870	$205,715,165

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.9% ASSET-BACKED SECURITIES — 24.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 10.5%
Ally Master Owner Trust, Series 2014-5, Class A1	1.649%	(c)	10/15/19	300	$300,254
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.974%	(c)	04/08/19	48	48,109
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	128	127,594
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.924%	(c)	10/08/19	295	295,660
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	199,338
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	47	46,752
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	398,968
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	298,308
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	603,522
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	56	56,101
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	246	245,747
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.759%	(c)	04/15/19	132	132,286
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	81	80,876
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	312	312,172
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	429	429,389
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	500	500,831
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,254,940
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	500	496,348
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.689%	(c)	07/15/20	600	602,063
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.112%	(c)	11/15/21	500	501,357
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	300	300,781
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	600	605,340
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	1.709%	(c)	07/16/18	402	402,480
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.539%	(c)	08/15/18	615	615,347
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	800	804,645
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,700	1,699,541
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	400	400,022

					11,758,771

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 4.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.345%	(c)	07/13/25	800	$800,101
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.352%	(c)	05/20/25	500	500,223
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	250	250,263
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	250	249,942
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	250	249,928
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482%	(c)	05/15/26	250	250,066
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,350	1,351,770
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	250	250,388
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	250	250,027
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	750	750,904

					5,157,792

Credit Cards — 8.7%
American Express Credit Account Master Trust, Series 2013-2, Class B	1.859%	(c)	05/15/21	500	502,385
American Express Credit Account Master Trust, Series 2014-1, Class A	1.529%	(c)	12/15/21	500	502,147
American Express Credit Account Master Trust, Series 2017-2, Class A	1.609%	(c)	09/16/24	900	905,757
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	500	500,595
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	400	400,133
BA Credit Card Trust, Series 2016-A1, Class A	1.549%	(c)	10/15/21	1,300	1,306,937
Chase Issuance Trust, Series 2016-A1, Class A	1.569%	(c)	05/17/21	1,700	1,709,141
Chase Issuance Trust, Series 2016-A3, Class A3	1.709%	(c)	06/15/23	900	907,353
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	100,883
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	1.496%	(c)	05/26/20	200	200,360
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.713%	(c)	12/07/23	900	907,544
Discover Card Execution Note Trust, Series 2014-A1, Class A1	1.589%	(c)	07/15/21	400	401,830
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	402,965
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.649%	(c)	07/15/24	600	603,234
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.419%	(c)	08/16/21	200	200,379
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,114

					9,751,757

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Equipment — 0.6%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	200	$199,976
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	1.662%	(c)	10/20/19	400	400,335

					600,311

Student Loans — 0.3%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	172	172,214
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.696%	(c)	03/25/66	204	204,051

					376,265

TOTAL ASSET-BACKED SECURITIES (cost $27,563,035)					27,644,896

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM	5.835%	(c)	09/11/42	1,075	1,081,209
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	926,857
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	1,279	1,285,194
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	252,016
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,017,605
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	448,051
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	916,417
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,822,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	999,972
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	992,948
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	206	205,761
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	509	515,773
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,238,639
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,268,716
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	36	35,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,815,633
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	525	537,670
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,313	1,315,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,235,717
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	623,134

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%	12/15/45	523	$522,995

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,303,151)				19,057,860

CORPORATE BONDS — 28.4%
Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	160	162,092

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	640	647,731
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	560	561,765
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	460	461,230

				1,670,726

Banks — 9.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	750	752,894
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	405,060
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	615	694,928
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	800	889,149
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	150	151,032
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%	04/15/21	285	287,261
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	310	318,079
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	245,368
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	1,290	1,298,560
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	370	369,414
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	800	797,187
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.250%	02/18/20	500	500,937
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	250	251,598
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	251,598
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	585	585,720
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	535	602,343
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	415,053
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	214,071
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	134,534
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	746,843
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $199,444; purchased 09/09/15)(f)(g)	1.875%	09/17/18	200	200,298
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	776,550

				10,888,477

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	270	263,974
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	106,066
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	755	789,624

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Biotechnology (continued)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	385	$415,339

					1,575,003

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	150	153,032
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	600	663,000
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	500	529,740

					1,345,772

Computers — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	2.500%		02/09/22	1,110	1,119,833
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	172	172,430
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	110	110,941

					1,403,204

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	206	207,648

Electric — 1.3%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%		03/30/22	360	361,232
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	410	412,230
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	195	197,061
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	125	133,974
Southern Power Co., Sr. Unsec’d. Notes	1.950%		12/15/19	305	303,863

					1,408,360

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	2.350%		06/15/21	115	114,335

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%		02/10/20	104	112,089

Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	670	668,359

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	460	465,138

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	575	577,025
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	125	132,354
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	125	135,060

					844,439

Insurance — 1.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	140	143,133
Chubb INA Holdings, Inc., Gtd. Notes	2.875%		11/03/22	480	488,293
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	400	438,759
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	125	136,534
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	525	529,183

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	$175,726
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	263,679

				2,175,307

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	67,195
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	212,348
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	151,448

				430,991

Media — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	306,064

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	155	160,740
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	66,094

				226,834

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	611,707
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	154,098

				765,805

Oil & Gas — 2.4%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	507,289
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	500	503,848
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	600	596,306
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	428,057
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	263,421
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	350	391,674

				2,690,595

Pharmaceuticals — 0.4%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	460,895

Pipelines — 0.6%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	631,950

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	108,084

Software — 1.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	888,275
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	683,933

				1,572,208

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	318,401

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	$214,490
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	206,820
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	345	383,222

				1,122,933

Transportation — 0.3%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	214,421
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	161,407

				375,828

TOTAL CORPORATE BONDS (cost $31,252,088)				31,733,136

SOVEREIGN BONDS — 1.5%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	900	898,488
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	197,046
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	193,584
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,824
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	215	215,752

TOTAL SOVEREIGN BONDS (cost $1,708,998)				1,702,694

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal National Mortgage Assoc.(hh)	1.125%	07/20/18	555	553,877
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,960	1,947,956
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,615	1,922,751

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,407,126)				4,424,584

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bonds	2.500%	05/15/46	160	148,856
U.S. Treasury Bonds	2.875%	05/15/43	900	908,719
U.S. Treasury Bonds	3.000%	11/15/44	335	345,678
U.S. Treasury Bonds	3.000%	05/15/45	3,415	3,518,918
U.S. Treasury Bonds	3.000%	02/15/47	330	340,415
U.S. Treasury Bonds	4.250%	11/15/40	700	879,649
U.S. Treasury Bonds	8.125%	08/15/21	105	131,443
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	302	300,169
U.S. Treasury Notes	1.625%	04/30/23	4,590	4,492,104
U.S. Treasury Notes(hh)	2.000%	11/30/22	11,715	11,739,707
U.S. Treasury Notes	2.000%	05/31/24	290	287,666
U.S. Treasury Notes	2.000%	06/30/24	310	307,263
U.S. Treasury Notes	2.125%	05/15/25	675	670,755

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	$759,890

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,830,072)					24,831,232

TOTAL LONG-TERM INVESTMENTS (cost $109,064,470)					109,394,402

				Shares
SHORT-TERM INVESTMENTS — 0.2%
AFFILIATED MUTUAL FUNDS — 0.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				299,162	299,162
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)				48	48

TOTAL AFFILIATED MUTUAL FUNDS (cost $299,210)					299,210

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00				34	2,656
expiring 07/21/17, Strike Price $130.00				34	—

TOTAL OPTIONS PURCHASED (cost $13,412)					2,656

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 98.1% (cost $109,377,092)					109,696,268

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $5,182)				68	(1,062)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 98.1% (cost $109,371,910)					109,695,206
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.9%					2,070,477

NET ASSETS — 100.0%					$111,765,683

See	the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the original cost of such security is $199,444. The value of $200,298 is 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $200,298 is 0.2% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Sep. 2017	$1,513,651	$1,512,766	$(885)
8	10 Year U.S. Treasury Notes	Sep. 2017	1,006,653	1,004,250	(2,403)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2017	405,426	404,437	(989)

					(4,277)

Short Positions:
179	5 Year U.S. Treasury Notes	Sep. 2017	21,161,729	21,092,633	69,096
21	20 Year U.S. Treasury Bonds	Sep. 2017	3,219,935	3,227,438	(7,503)
32	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	5,251,478	5,308,000	(56,522)

					5,071

					$794

Securities with a combined market value of $523,662 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
17,855	09/09/17	0.539%	1 Day USOIS(1)	$316	$42,574	$42,258
15,605	10/18/17	0.607%	1 Day USOIS(1)	164	39,202	39,038
9,230	11/09/17	0.626%	1 Day USOIS(1)	171	25,900	25,729
960	07/11/18	0.947%	3 Month LIBOR(1)	152	3,143	2,991
1,000	08/06/18	1.693%	3 Month LIBOR(2)	—	7,508	7,508
4,010	07/11/19	1.045%	3 Month LIBOR(1)	166	36,243	36,077
2,950	10/02/19	1.188%	3 Month LIBOR(1)	(13,338)	29,966	43,304
3,200	10/11/19	1.220%	3 Month LIBOR(1)	(17,837)	30,621	48,458
30,000	09/03/20	1.600%	3 Month LIBOR(1)	272	26,727	26,455
3,000	12/05/20	2.210%	3 Month LIBOR(2)	168	43,832	43,664
5,000	05/31/21	1.953%	3 Month LIBOR(2)	1,660	25,845	24,185
2,354	05/31/21	1.948%	3 Month LIBOR(2)	160	11,736	11,576
2,220	05/31/21	1.849%	3 Month LIBOR(2)	150	2,517	2,367
2,700	06/15/21	1.105%	3 Month LIBOR(1)	112	76,147	76,035
12,485	08/31/21	2.015%	3 Month LIBOR(1)	(11,634)	(76,473)	(64,839)
15,000	05/21/22	1.893%	3 Month LIBOR(2)	537,232	(18,046)	(555,278)
21,000	05/26/22	1.997%	3 Month LIBOR(2)	247	67,724	67,477
12,300	06/07/22	1.771%	3 Month LIBOR(2)	351,217	(94,461)	(445,678)
1,990	08/31/22	1.745%	3 Month LIBOR(1)	161	11,448	11,287
51,500	09/03/22	1.919%	3 Month LIBOR(2)	355	158,980	158,625
10,360	12/31/22	0.000%	3 Month LIBOR(2)	207	(325,695)	(325,902)
3,565	02/14/23	2.069%	3 Month LIBOR(2)	168,169	35,376	(132,793)
8,880	07/11/23	1.400%	3 Month LIBOR(2)	214	(285,163)	(285,377)
1,575	08/15/23	1.459%	3 Month LIBOR(1)	67,253	46,671	(20,582)
1,437	11/15/23	2.209%	3 Month LIBOR(1)	158	(14,942)	(15,100)
5	11/15/23	2.217%	3 Month LIBOR(1)	(5)	(54)	(49)
4,270	02/12/24	2.078%	3 Month LIBOR(1)	176	(23,384)	(23,560)
5,850	02/15/24	2.167%	3 Month LIBOR(1)	(35,969)	(32,289)	3,680
4,925	02/15/24	2.183%	3 Month LIBOR(1)	(6,831)	(32,273)	(25,442)
3,057	02/15/24	2.151%	3 Month LIBOR(1)	(3,837)	(13,814)	(9,977)
1,950	02/15/24	2.115%	3 Month LIBOR(1)	5,067	(4,439)	(9,506)
1,610	05/15/24	1.956%	3 Month LIBOR(1)	5,530	17,043	11,513
1,000	05/19/24	2.641%	3 Month LIBOR(1)	158	(36,068)	(36,226)
5,900	04/08/25	2.020%	3 Month LIBOR(1)	197	52,847	52,650

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
396	02/15/27	1.824%	1 Day USOIS(1)	$4,862	$5,563	$701
8,000	05/06/29	3.139%	3 Month LIBOR(1)	189	(675,741)	(675,930)
665	02/15/36	2.338%	3 Month LIBOR(2)	(4,900)	(16,863)	(11,963)

				$1,050,532	$(852,092)	$(1,902,624)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%	3 Month LIBOR(2)	$977,791	$—	$977,791	JPMorgan Chase
23,600	11/30/26	2.550%	3 Month LIBOR(2)	655,167	—	655,167	JPMorgan Chase

				$1,632,958	$—	$1,632,958

Securities with a combined market value of $2,008,526 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$11,758,771	$—
Collateralized Loan Obligations	—	5,157,792	—
Credit Cards	—	9,751,757	—
Equipment	—	600,311	—
Student Loans	—	376,265	—
Commercial Mortgage-Backed Securities	—	19,057,860	—
Corporate Bonds	—	31,733,136	—
Sovereign Bonds	—	1,702,694	—
U.S. Government Agency Obligations	—	4,424,584	—
U.S. Treasury Obligations	—	24,831,232	—
Affiliated Mutual Funds	299,210	—	—
Options Purchased	2,656	—	—
Option Written	(1,062)	—	—
Other Financial Instruments*
Futures Contracts	794	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,902,624)	—
OTC Interest Rate Swap Agreements	—	1,632,958	—

Total	$301,598	$109,124,736	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	22.2%
Commercial Mortgage-Backed Securities	17.1
Automobiles	10.5
Banks	9.7
Credit Cards	8.7
Collateralized Loan Obligations	4.6
U.S. Government Agency Obligations	4.0
Oil & Gas	2.4
Insurance	1.9
Sovereign Bonds	1.5
Auto Manufacturers	1.5
Biotechnology	1.4
Software	1.4
Electric	1.3
Computers	1.3
Chemicals	1.2
Telecommunications	1.0
Healthcare-Services	0.8
Multi-National	0.7

Hand/Machine Tools	0.6%
Pipelines	0.6
Equipment	0.6
Healthcare-Products	0.4
Pharmaceuticals	0.4
Machinery-Diversified	0.4
Student Loans	0.3
Transportation	0.3
Media	0.3
Affiliated Mutual Funds	0.2
Miscellaneous Manufacturing	0.2
Diversified Financial Services	0.2
Airlines	0.1
Electronics	0.1
Food	0.1
Retail	0.1
Options Purchased	0.0	*

	98.1
Option Written	(0.0	)*
Other assets in excess of liabilities	1.9

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$69,096	*	Due from/to broker — variation margin futures	$68,302	*
Interest rate contracts	Due from/to broker — variation margin swaps	735,578	*	Due from/to broker — variation margin swaps	2,638,202	*
Interest rate contracts	Unaffiliated investments	2,656		Options written outstanding, at value	1,062
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,632,958		—	—

Total		$2,440,288			$2,707,566

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(55,575)	$13,293	$(702,658)	$461,146	$(283,794)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(10,756)	$4,120	$(49,353)	$651,060	$595,071

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$17,464	$40,667	$8,402,485	$43,105,173	$295,536,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivatives assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
JPMorgan Chase	$1,632,958	$—	$(1,632,958)	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $109,077,882)	$109,397,058
Affiliated investments (cost $299,210)	299,210
Unrealized appreciation on OTC swap agreements	1,632,958
Dividends and interest receivable	506,199
Receivable for investments sold	313,673
Due from broker—variation margin futures	59,880
Receivable for fund share sold	55,214
Prepaid expenses	226

Total Assets	112,264,418

LIABILITIES:
Payable for investments purchased	307,975
Due to broker—variation margin swaps	92,672
Accrued expenses and other liabilities	28,007
Custodian fee payable	25,783
Payable for fund share repurchased	21,652
Management fees payable	18,011
Distribution fee payable	2,942
Options written outstanding, at value (premiums received $5,182)	1,062
Affiliated transfer agent fee payable	365
Loan Interest Payable	266

Total Liabilities	498,735

NET ASSETS	$111,765,683

Net assets were comprised of:
Paid-in capital	$66,578,093
Retained earnings	45,187,590

Net assets, June 30, 2017	$111,765,683

Net asset value and redemption price per share, $111,765,683 / 8,213,029 outstanding shares of beneficial interest	$13.61

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $421 foreign withholding tax)	$1,413,726
Affiliated dividend income	10,277
Income from securities lending, net (including affiliated income of $2,253)	2,253

1,426,256

EXPENSES
Management fees	330,897
Distribution fee	174,622
Custodian and accounting fees	32,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,740
Miscellaneous	8,406

Total expenses	589,665

NET INVESTMENT INCOME (LOSS)	836,591

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investment transactions (including affiliated of $50)	(1,162,571)
Futures transactions	(702,658)
Swap agreement transactions	461,146
Options written transactions	13,293

(1,390,790)

Net change in unrealized appreciation (depreciation) on:
Investments	2,353,534
Futures	(49,353)
Swap agreements	651,060
Options written	4,120

2,959,361

NET GAIN (LOSS) ON INVESTMENTS	1,568,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,405,162

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$836,591	$1,911,458
Net realized gain (loss) on investment transactions	(1,390,790)	9,974,307
Net change in unrealized appreciation (depreciation) on investments	2,959,361	(6,004,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,405,162	5,881,730

FUND SHARE TRANSACTIONS:
Fund share sold [326,112 and 9,085,140 shares, respectively]	4,356,445	123,360,483
Fund share repurchased [5,231,030 and 10,798,209 shares, respectively]	(70,631,560)	(148,689,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(66,275,115)	(25,328,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,869,953)	(19,447,266)
NET ASSETS:
Beginning of period	175,635,636	195,082,902

End of period	$111,765,683	$175,635,636

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 95.8% ASSET-BACKED SECURITIES — 16.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.2%
Ally Master Owner Trust, Series 2017-1, Class A	1.559%	(c)	02/15/21	200	$200,424
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	169	168,949
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	70	70,129
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	498,710
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.629%	(c)	06/17/19	324	324,275
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	200	200,332
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	403,671
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.112%	(c)	11/15/21	200	200,543
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	100	100,890
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.579%	(c)	11/15/18	192	192,137
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.539%	(c)	08/15/18	184	184,605
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	200	201,161
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	600	599,838
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	500	500,028

					3,845,692

Collateralized Loan Obligations — 1.2%
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	250	250,035
Regatta IV Funding Ltd., Series 2014-1A, Class A1R, 144A^	2.330%	(c)	07/25/26	250	250,000

					500,035

Credit Cards — 5.4%
American Express Credit Account Master Trust, Series 2014-1, Class B	1.659%	(c)	12/15/21	300	300,724
American Express Credit Account Master Trust, Series 2017-2, Class A	1.609%	(c)	09/16/24	300	301,919
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	200	200,238
BA Credit Card Trust, Series 2016-A1, Class A	1.549%	(c)	10/15/21	400	402,135
Chase Issuance Trust, Series 2016-A1, Class A	1.569%	(c)	05/17/21	300	301,613
Chase Issuance Trust, Series 2017-A1, Class A	1.459%	(c)	01/18/22	300	300,990
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%		01/23/23	432	444,996

					2,252,615

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	100,221

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Student Loans — 0.3%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	129	$129,160

TOTAL ASSET-BACKED SECURITIES (cost $6,819,568)					6,827,723

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	61,464
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	308,952
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	305	305,999
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	222	229,332
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	220	233,674
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	250	253,558
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	52,198
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	379,989
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	377,320
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	309,660
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	152,505
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	237,884
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	605,211
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	300	304,361
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	200	204,827
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	159	159,383
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%		04/15/47	300	304,568
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	350	357,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	411,906
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	158,052
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	2.051%	(c)	07/15/46	550	556,017
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	204	204,295

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,216,400)					6,168,726

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS — 20.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	55	$55,719

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	220	222,657
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	346,307

					568,964

Banks — 8.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	250,965
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	305,909
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	210	215,472
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	95,587
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	200	199,297
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,598
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	250,307
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	448,010
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	54,142
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	263,837
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	2.250%		08/07/17	200	200,080
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	200	200,410
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	359,591
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	252,580

					3,347,785

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	52,224

Chemicals — 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	15,303
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	193,375
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	253,761
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	291,357

					753,796

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	95	96,441
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	28	28,070
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	20	20,171

					144,682

Diversified Financial Services — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	84	87,111
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	5	5,508

					92,619

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric — 1.2%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	140	$140,761
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	65	65,687
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	292,377

				498,825

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	155	156,731

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	311,092

Insurance — 1.6%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	303,207
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	125	137,112
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	151,195
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,555
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	55	55,228

				667,297

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	50,557

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	175,610

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	140	140,392

Oil & Gas — 0.8%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	200	198,769
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	139,884

				338,653

Pharmaceuticals — 0.7%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	290,402

Pipelines — 1.3%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	308,048
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	226,449

				534,497

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	50,026
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	240	266,589

				316,615

TOTAL CORPORATE BONDS (cost $8,262,390)				8,496,460

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BOND — 0.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A (cost $299,169)	1.250%	03/12/18	300	$299,496

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal National Mortgage Assoc.	1.125%	10/19/18	30	29,907
Federal National Mortgage Assoc.	1.125%	12/14/18	90	89,680
Federal National Mortgage Assoc.	1.500%	11/30/20	160	159,017

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,668)				278,604

U.S. TREASURY OBLIGATIONS — 43.1%
U.S. Treasury Bonds	2.500%	05/15/46	195	181,419
U.S. Treasury Bonds	2.750%	11/15/42	130	128,456
U.S. Treasury Bonds	2.875%	05/15/43	130	131,259
U.S. Treasury Bonds	3.000%	11/15/44	65	67,072
U.S. Treasury Bonds	3.000%	02/15/47	65	67,052
U.S. Treasury Bonds	4.250%	11/15/40	210	263,895
U.S. Treasury Bonds	8.125%	08/15/21	235	294,181
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	116	115,065
U.S. Treasury Notes	1.375%	09/30/20	90	89,332
U.S. Treasury Notes	1.375%	04/30/21	4,240	4,185,842
U.S. Treasury Notes	1.375%	06/30/23	2,265	2,180,681
U.S. Treasury Notes	1.625%	04/30/23	3,265	3,195,364
U.S. Treasury Notes(hh)	2.000%	11/30/22	1,180	1,182,489
U.S. Treasury Notes	2.000%	05/31/24	110	109,115
U.S. Treasury Notes	2.000%	06/30/24	325	322,131
U.S. Treasury Notes	2.125%	06/30/21	150	152,156
U.S. Treasury Notes	2.125%	09/30/21	4,690	4,753,939
U.S. Treasury Notes	2.125%	05/15/25	480	476,981
U.S. Treasury Notes	2.375%	05/15/27	185	186,171

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,327,649)				18,082,600

TOTAL LONG-TERM INVESTMENTS (cost $40,204,844)				40,153,609

			Shares
SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUNDS — 2.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			947,828	947,828
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)			40	40

TOTAL AFFILIATED MUTUAL FUNDS (cost $947,868)				947,868

			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00			12	938

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#	Value
Call Options (continued)
expiring 07/21/17, Strike Price $130.00	12	$—

TOTAL OPTIONS PURCHASED (cost $4,734)		938

TOTAL SHORT-TERM INVESTMENTS (cost $952,602)		948,806

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 98.0% (cost $41,157,446)		41,102,415

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $1,829)	24	(375)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 98.0% (cost $41,155,617)		41,102,040
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 2.0%		820,833

NET ASSETS — 100.0%		$41,922,873

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $250,000 and 0.6% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
69	10 Year U.S. Treasury Notes	Sep. 2017	$8,699,835	$8,661,656	$(38,179)
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	135,158	134,812	(346)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	167,345	165,875	(1,470)

					(39,995)

Short Positions:
69	2 Year U.S. Treasury Notes	Sep. 2017	14,932,590	14,911,547	21,043
188	5 Year U.S. Treasury Notes	Sep. 2017	22,222,903	22,153,156	69,747
15	20 Year U.S. Treasury Bonds	Sep. 2017	2,296,023	2,305,312	(9,289)

					81,501

					$41,506

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(1)	$304	$11,541	$11,237
4,710	10/18/17	0.607%	1 Day USOIS(1)	154	11,832	11,678
3,160	11/09/17	0.626%	1 Day USOIS(1)	157	8,867	8,710
380	07/11/18	0.947%	3 Month LIBOR(1)	151	1,244	1,093
346	08/02/18	1.614%	3 Month LIBOR(1)	(6,997)	(2,199)	4,798
14,000	10/03/18	1.566%	3 Month LIBOR(2)	213	25,767	25,554
7,385	05/31/21	1.953%	3 Month LIBOR(2)	141	38,173	38,032
825	05/31/21	1.849%	3 Month LIBOR(2)	153	935	782
824	05/31/21	1.948%	3 Month LIBOR(2)	153	4,109	3,956
310	06/15/21	1.105%	3 Month LIBOR(1)	77	8,743	8,666
4,515	08/31/21	2.015%	3 Month LIBOR(1)	(3,249)	(27,655)	(24,406)
645	05/31/22	2.217%	3 Month LIBOR(1)	153	(9,035)	(9,188)
390	08/31/22	1.745%	3 Month LIBOR(1)	152	2,244	2,092
3,100	10/09/22	1.728%	3 Month LIBOR(1)	167	34,647	34,480
1,700	12/21/22	1.949%	3 Month LIBOR(1)	159	3,346	3,187
680	08/15/23	1.459%	3 Month LIBOR(1)	30,909	20,150	(10,759)
125	08/15/23	1.463%	3 Month LIBOR(2)	151	(3,676)	(3,827)
479	11/15/23	2.209%	3 Month LIBOR(1)	153	(4,981)	(5,134)
11,800	12/31/23	0.000%	3 Month LIBOR(2)	236	891,555	891,319
10,600	12/31/23	0.000%	3 Month LIBOR(2)	—	529,915	529,915
10,230	12/31/23	0.000%	3 Month LIBOR(2)	(93,776)	(543,907)	(450,131)
1,865	02/15/24	2.167%	3 Month LIBOR(1)	(11,543)	(10,294)	1,249
1,565	02/15/24	2.183%	3 Month LIBOR(1)	(2,047)	(10,255)	(8,208)
861	02/15/24	2.151%	3 Month LIBOR(1)	(1,284)	(3,891)	(2,607)
610	02/15/24	2.115%	3 Month LIBOR(1)	1,557	(1,389)	(2,946)
865	05/15/24	1.956%	3 Month LIBOR(1)	2,813	9,157	6,344
1,500	06/16/24	1.920%	3 Month LIBOR(1)	—	17,479	17,479
210	11/12/25	2.263%	3 Month LIBOR(1)	152	(1,538)	(1,690)
131	02/15/27	1.824%	1 Day USOIS(1)	1,615	1,840	225
405	02/15/36	2.338%	3 Month LIBOR(2)	(2,863)	(10,270)	(7,407)

				$(82,039)	$992,454	$1,074,493

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%	3 Month LIBOR(2)	$346,922	$—	$346,922	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(2)	114,586	—	114,586	JPMorgan Chase

				$461,508	$—	$461,508

Cash of $302,000 and a security with a market value of $821,730 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,845,692	$—
Collateralized Loan Obligations	—	250,035	250,000
Credit Cards	—	2,252,615	—
Equipment	—	100,221	—
Student Loans	—	129,160	—
Commercial Mortgage-Backed Securities	—	6,168,726	—
Corporate Bonds	—	8,496,460	—
Sovereign Bond	—	299,496	—
U.S. Government Agency Obligations	—	278,604	—
U.S. Treasury Obligations	—	18,082,600	—
Affiliated Mutual Funds	947,868	—	—
Options Purchased	938	—	—
Option Written	(375)	—	—
Other Financial Instruments*
Futures Contracts	41,506	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,074,493	—
OTC Interest Rate Swap Agreements	—	461,508	—

Total	$989,937	$41,439,610	$250,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	43.1%
Commercial Mortgage-Backed Securities	14.7
Automobiles	9.2
Banks	8.0
Credit Cards	5.4
Affiliated Mutual Funds	2.2
Chemicals	1.8
Insurance	1.6
Auto Manufacturers	1.4
Pipelines	1.3
Collateralized Loan Obligations	1.2
Electric	1.2
Oil & Gas	0.8
Telecommunications	0.8
Healthcare-Services	0.7
Sovereign Bond	0.7

Pharmaceuticals	0.7%
U.S. Government Agency Obligations	0.7
Media	0.4
Healthcare-Products	0.4
Computers	0.4
Multi-National	0.3
Student Loans	0.3
Equipment	0.2
Diversified Financial Services	0.2
Airlines	0.1
Biotechnology	0.1
Machinery-Diversified	0.1
Options Purchased	0.0	*

	98.0
Option Written	(0.0	)*
Other assets in excess of liabilities	2.0

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from/to broker — variation margin futures	$90,790	*	Due from/to broker — variation margin futures	$49,284	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,600,796	*	Due from/to broker — variation margin swaps	526,303	*
Interest rate contracts	Unaffiliated investments	938		Options written outstanding, at value	375
Interest rate contracts	Unrealized appreciation on OTC swap agreements	461,508		—	—

Total		$2,154,032			$575,962

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(18,790)	$5,019	$(170,032)	$83,464	$(100,339)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(3,796)	$1,454	$19,987	$390,429	$408,074

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$5,923	$14,000	$6,147,438	$35,806,326	$86,582,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivatives assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
JPMorgan Chase	$461,508	$—	$(461,508)	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
JPMorgan Chase	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the market value of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $40,209,578)	$40,154,547
Affiliated investments (cost $947,868)	947,868
Unrealized appreciation on OTC swap agreements	461,508
Deposit with broker for centrally cleared swaps	302,000
Deposit with broker for futures	300,000
Dividends and interest receivable	179,026
Receivable for investments sold	154,347
Receivable for fund share sold	38,589
Due from broker-variation margin futures	26,464
Prepaid expenses	83

Total Assets	42,564,432

LIABILITIES:
Payable for investments purchased	403,987
Payable for fund share repurchased	115,566
Due to broker-variation margin swaps	60,424
Accrued expenses and other liabilities	52,739
Management fees payable	6,804
Distribution fee payable	1,175
Options written outstanding, at value (premiums received $1,829)	375
Affiliated transfer agent fee payable	365
Loan interest payable	124

Total Liabilities	641,559

NET ASSETS	$41,922,873

Net assets were comprised of:
Paid-in capital	$22,702,574
Retained earnings	19,220,299

Net assets, June 30, 2017	$41,922,873

Net asset value and redemption price per share, $41,922,873 / 3,673,105 outstanding shares of beneficial interest	$11.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $565 foreign withholding tax)	$449,036
Affiliated dividend income	4,583

453,619

EXPENSES
Management fees	117,927
Distribution fee	62,237
Custodian and accounting fees	28,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	622
Miscellaneous	6,823

Total expenses	257,609
Less: management fee waiver	(25,446)

Net expenses	232,163

NET INVESTMENT INCOME (LOSS)	221,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(285,767)
Futures transactions	(170,032)
Swap agreement transactions	83,464
Options written transactions	5,019

(367,316)

Net change in unrealized appreciation (depreciation) on:
Investments	638,050
Futures	19,987
Swap agreements	390,429
Options written	1,454

1,049,920

NET GAIN (LOSS) ON INVESTMENTS	682,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$904,060

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$221,456	$117,904
Net realized gain (loss) on investment transactions	(367,316)	656,775
Net change in unrealized appreciation (depreciation) on investments	1,049,920	(1,143,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	904,060	(368,546)

FUND SHARE TRANSACTIONS:
Fund share sold [128,937 and 3,163,183 shares, respectively]	1,448,604	36,975,499
Fund share repurchased [1,769,658 and 1,241,467 shares, respectively]	(20,023,005)	(14,344,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,574,401)	22,630,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,670,341)	22,261,976
NET ASSETS:
Beginning of period	59,593,214	37,331,238

End of period	$41,922,873	$59,593,214

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 83.0% ASSET-BACKED SECURITIES — 10.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 5.7%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	42	$42,237
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,905
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	200	200,332
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	100	99,270
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.509%	(c)	08/15/19	300	300,078
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.579%	(c)	11/15/18	64	64,046
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.539%	(c)	08/15/18	61	61,535
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	100	99,973
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	300	300,017

					1,367,393

Collateralized Loan Obligations — 3.1%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	250	249,875
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.307%	(c)	01/15/30	250	249,999
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	2.469%	(c)	05/15/26	248	247,802

					747,676

Credit Cards — 1.3%
American Express Credit Account Master Trust, Series 2014-1, Class B	1.659%	(c)	12/15/21	200	200,482
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	100	100,119

					300,601

Equipment — 0.4%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	100,221

Student Loans — 0.2%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	43	43,053

TOTAL ASSET-BACKED SECURITIES (cost $2,557,375)					2,558,944

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	40	39,666
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	102,984
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	85	85,680

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	85	$87,807
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	40	42,486
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	126	125,394
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	89	88,215
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	52,070
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	119,997
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	119,154
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	77,716
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	56	57,781
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	80	82,440
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	103,220
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	152,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	2	2,222
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	80	80,968
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	100,354
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	100	102,413
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	64	63,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	154,465
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	60	60,705
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	8	8,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,924,773)					1,909,846

CORPORATE BONDS — 8.3%
Banks — 2.2%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	105	107,068
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	10	11,259
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	160	172,727
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	160	162,673
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	83,164

					536,891

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	$15,910
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	100	103,585

					119,495

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	95,559
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	111,246

					206,805

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	1.800%		05/11/20	100	99,942
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	16	16,040
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	10	10,086

					126,068

Electric — 0.9%
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	20	20,211
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	184,659

					204,870

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	120,423

Insurance — 0.3%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	60	63,833
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	10,277

					74,110

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	110	114,073

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	35	34,796

Pharmaceuticals — 1.0%
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22	125	128,852
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	112,085

					240,937

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	154,024
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,532

					164,556

Telecommunications — 0.2%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	45	49,985

TOTAL CORPORATE BONDS
(cost $1,928,829)					1,993,009

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal National Mortgage Assoc.	1.125%	10/19/18	15	$14,953
Federal National Mortgage Assoc.	1.125%	12/14/18	35	34,876
Federal National Mortgage Assoc.	1.500%	11/30/20	150	149,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $199,784)				198,907

U.S. TREASURY OBLIGATIONS — 55.3%
U.S. Treasury Bonds	2.875%	08/15/45	210	211,173
U.S. Treasury Bonds	3.000%	02/15/47	55	56,736
U.S. Treasury Bonds	4.250%	11/15/40	20	25,133
U.S. Treasury Bonds	4.750%	02/15/41	25	33,662
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	60	60,034
U.S. Treasury Notes	1.625%	04/30/23	3,500	3,425,352
U.S. Treasury Notes	1.750%	05/31/22	45	44,736
U.S. Treasury Notes	2.000%	11/30/22	2,700	2,705,694
U.S. Treasury Notes	2.000%	05/31/24	20	19,839
U.S. Treasury Notes(hh)	2.125%	09/30/21	2,955	2,995,286
U.S. Treasury Notes	2.125%	12/31/22	1,000	1,007,969
U.S. Treasury Notes	2.125%	05/15/25	1,040	1,033,459
U.S. Treasury Notes	2.250%	11/15/25	1,650	1,650,386

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,245,202)				13,269,459

TOTAL LONG-TERM INVESTMENTS (cost $19,855,963)				19,930,165

			Shares
SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUND — 15.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,616,222)(w)			3,616,222	3,616,222

			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00			6	469
expiring 07/21/17, Strike Price $130.00			6	—

TOTAL OPTIONS PURCHASED
(cost $2,367)				469

TOTAL SHORT-TERM INVESTMENTS (cost $3,618,589)				3,616,691

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 98.1% (cost $23,474,552)				23,546,856

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $914)	12	$(188)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 98.1% (cost $23,473,638)		23,546,668
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 1.9%		453,048

NET ASSETS — 100.0%		$23,999,716

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $247,802 and 1.0% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$135,158	$134,812	$(346)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	986,557	995,250	8,693

					8,347

Short Positions:
8	2 Year U.S. Treasury Notes	Sep. 2017	1,729,707	1,728,875	832
60	5 Year U.S. Treasury Notes	Sep. 2017	7,093,169	7,070,156	23,013
4	10 Year U.S. Treasury Notes	Sep. 2017	503,056	502,125	931
10	20 Year U.S. Treasury Bonds	Sep. 2017	1,533,289	1,536,875	(3,586)

					21,190

					$29,537

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
935	10/18/17	0.607%	1 Day USOIS(1)	$151	$2,349	$2,198
445	11/09/17	0.626%	1 Day USOIS(1)	151	1,249	1,098
1,990	05/31/21	1.953%	3 Month LIBOR(2)	128	10,286	10,158
1,365	08/31/21	2.015%	3 Month LIBOR(2)	11,211	8,361	(2,850)
360	11/30/21	1.762%	3 Month LIBOR(2)	—	(2,367)	(2,367)
60	08/15/23	1.459%	3 Month LIBOR(1)	3,160	1,778	(1,382)
5,000	04/06/24	2.135%	3 Month LIBOR(2)	—	25,659	25,659
1,500	05/15/24	1.956%	3 Month LIBOR(2)	(5,778)	(15,879)	(10,101)
9,500	06/10/25	2.467%	3 Month LIBOR(2)	160	221,397	221,237
131	02/15/27	1.824%	1 Day USOIS(1)	1,615	1,840	225

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued)
405	02/15/36	2.338%	3 Month LIBOR(2)	$(2,863)	$(10,270)	$(7,407)

				$7,935	$244,403	$236,468

Cash of $674,000 and a security with a market value of $152,045 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,367,393	$—
Collateralized Loan Obligations	—	499,874	247,802
Credit Cards	—	300,601	—
Equipment	—	100,221	—
Student Loans	—	43,053	—
Commercial Mortgage-Backed Securities	—	1,909,846	—
Corporate Bonds	—	1,993,009	—
U.S. Government Agency Obligations	—	198,907	—
U.S. Treasury Obligations	—	13,269,459	—
Affiliated Mutual Fund	3,616,222	—	—
Options Purchased	469	—	—
Option Written	(188)	—	—
Other Financial Instruments*
Futures Contracts	29,537	—	—
Centrally Cleared Interest Rate Swap Agreements	—	236,468	—

Total	$3,646,040	$19,918,831	$247,802

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Collaterlized Loan Obligation
Balance as of 12/31/16	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	—
Purchases	247,802
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/17	$247,802

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	55.3%
Affiliated Mutual Fund	15.1
Commercial Mortgage-Backed Securities	7.9
Automobiles	5.7
Collateralized Loan Obligations	3.1
Banks	2.2
Credit Cards	1.3
Pharmaceuticals	1.0
Chemicals	0.9
Electric	0.9
U.S. Government Agency Obligations	0.8
Pipelines	0.7

Computers	0.5%
Healthcare-Services	0.5
Biotechnology	0.5
Miscellaneous Manufacturing	0.5
Equipment	0.4
Insurance	0.3
Telecommunications	0.2
Student Loans	0.2
Multi-National	0.1
Options Purchased	0.0	*

	98.1
Option Written	(0.0	)*
Other assets in excess of liabilities	1.9

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from/to broker — variation margin futures	$33,469	*	Due from/to broker — variation margin futures	$3,932	*
Interest rate contracts	Due from/to broker — variation margin swaps	260,575	*	Due from/to broker — variation margin swaps	24,107	*
Interest rate contracts	Unaffiliated investments	469		Options written outstanding, at value	188

Total		$294,513			$28,227

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(5,826)	$1,225	$20,047	$45,935	$61,381

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(1,898)	$726	$21,695	$77,848	$98,371

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$2,251	$6,000	$774,507	$6,812,254	$11,545,710

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $19,858,330)	$19,930,634
Affiliated investments (cost $3,616,222)	3,616,222
Deposit with broker for centrally cleared swaps	674,000
Deposit with broker for futures	280,000
Dividends and interest receivable	65,389
Receivable for fund share sold	56,300
Due from broker-variation margin futures	13,117
Prepaid expenses	69

Total Assets	24,635,731

LIABILITIES:
Payable for investments purchased	532,747
Due to broker-variation margin swaps	54,170
Accrued expenses and other liabilities	45,424
Management fees payable	2,435
Distribution fee payable	638
Affiliated transfer agent fee payable	365
Options written outstanding, at value (premiums received $914)	188
Payable for fund share repurchased	48

Total Liabilities	636,015

NET ASSETS	$23,999,716

Net assets were comprised of:
Paid-in capital	$7,488,176
Retained earnings	16,511,540

Net assets, June 30, 2017	$23,999,716

Net asset value and redemption price per share, $23,999,716 / 2,201,021 outstanding shares of beneficial interest	$10.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$133,439
Affiliated dividend income	10,309

143,748

EXPENSES
Management fees	36,598
Distribution fee	19,317
Audit fee	25,000
Custodian and accounting fees	17,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,634

Total expenses	120,549
Less: management fee waiver	(48,693)

Net expenses	71,856

NET INVESTMENT INCOME (LOSS)	71,892

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(845)
Futures transactions	20,047
Swap agreement transactions	45,935
Options written transactions	1,225

66,362

Net change in unrealized appreciation (depreciation) on:
Investments	81,818
Futures	21,695
Swap agreements	77,848
Options written	726

182,087

NET GAIN (LOSS) ON INVESTMENTS	248,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$320,341

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$71,892	$88,724
Net realized gain (loss) on investment transactions	66,362	514,119
Net change in unrealized appreciation (depreciation) on investments	182,087	(85,519)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	320,341	517,324

FUND SHARE TRANSACTIONS:
Fund share sold [1,727,398 and 43,252 shares, respectively]	18,661,947	471,390
Fund share repurchased [271,395 and 542,017 shares, respectively]	(2,956,949)	(6,067,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	15,704,998	(5,596,405)

CAPITAL CONTRIBUTIONS	—	35

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,025,339	(5,079,046)
NET ASSETS:
Beginning of period	7,974,377	13,053,423

End of period	$23,999,716	$7,974,377

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.7% ASSET-BACKED SECURITIES — 17.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.6%
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	117	$116,881
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	200	199,102
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	500	505,384
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	400	401,041
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	300	299,919
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	1.562%	(c)	07/22/19	100	100,006

					1,622,333

Collateralized Loan Obligations — 3.0%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	250	250,388

					504,568

Credit Cards — 2.3%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	100	100,120
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	300,171

					400,291

Student Loans — 2.3%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	386	387,481

TOTAL ASSET-BACKED SECURITIES (cost $2,902,684)					2,914,673

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	178	179,008
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	101,212
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	42	42,247
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	52	52,132
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	113,787
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	110	116,837
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	528,734
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	150	152,135
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	81,464

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	148	$150,043
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	20,888
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	74	76,257
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,824
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	93,537
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	155,195
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	74	74,895
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	51	51,418
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	2.051%	(c)	07/15/46	325	328,555
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(c)	07/15/58	120	125,722
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	50,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,539,945)					2,520,588

CORPORATE BONDS — 17.9%
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	200	203,451

Banks — 5.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	150	150,579
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	75	79,144
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	65	66,133
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	75	78,143
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	200	199,297
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	115	116,249
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	25	28,147
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	90	92,822
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	50	51,587
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	20	20,796
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	70	72,750
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	50	51,982

					1,007,629

Chemicals — 1.2%
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	190	201,303

Computers — 0.9%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	150	151,283

Electric — 0.8%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%		08/15/24	125	128,910

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Forest Products & Paper — 0.6%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	$110,676

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	120	122,230
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	26,597

				148,827

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	230	245,057

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	80,224

Pharmaceuticals — 1.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	75	76,505
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	245	252,550

				329,055

Retail — 0.9%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	145	147,397

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	75	78,100

Telecommunications — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	100	98,309
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	90	99,971

				198,280

TOTAL CORPORATE BONDS (cost $2,958,575)				3,030,192

SOVEREIGN BOND — 1.2%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A (cost $199,446)	1.250%	03/12/18	200	199,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Mortgage Corp.	1.375%	04/20/20	20	19,882
Federal National Mortgage Assoc.(hh)(k)	1.500%	11/30/20	1,820	1,808,816

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,838,204)				1,828,698

U.S. TREASURY OBLIGATIONS — 35.8%
U.S. Treasury Bonds	2.875%	05/15/43	60	60,581
U.S. Treasury Bonds	3.000%	02/15/47	60	61,894
U.S. Treasury Bonds	4.250%	11/15/40	95	119,381
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	45	45,025
U.S. Treasury Notes	1.625%	04/30/23	505	494,229
U.S. Treasury Notes	1.750%	05/31/22	30	29,824
U.S. Treasury Notes	1.750%	06/30/22	90	89,416
U.S. Treasury Notes	1.875%	04/30/22	460	459,910

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	2.000%		05/31/24	45	$44,638
U.S. Treasury Notes	2.000%		06/30/24	25	24,779
U.S. Treasury Notes	2.125%		09/30/21	695	704,475
U.S. Treasury Notes	2.125%		05/15/25	75	74,528
U.S. Treasury Notes	2.250%		02/15/27	105	104,512
U.S. Treasury Notes	2.375%		05/15/27	105	105,664
U.S. Treasury Strips Coupon	2.363%	(s)	08/15/30	1,210	861,051
U.S. Treasury Strips Coupon	2.519%	(s)	08/15/25	740	614,554
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	500	367,346
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	500	347,150
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	1,000	603,556
U.S. Treasury Strips Coupon(hh)	3.103%	(s)	11/15/34	550	342,649
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	1,000	511,807

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,986,608)					6,066,969

TOTAL LONG-TERM INVESTMENTS (cost $16,425,462)					16,560,784

				Shares
SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUNDS — 1.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				278,150	278,150
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)				9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $278,159)					278,159

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00				4	312
expiring 07/21/17, Strike Price $130.00				4	—

TOTAL OPTIONS PURCHASED (cost $1,578)					312

TOTAL SHORT-TERM INVESTMENTS (cost $279,737)					278,471

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.4% (cost $16,705,199)					16,839,255

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $610)	8	$(125)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.4% (cost $16,704,589)		16,839,130
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.6%		105,250

NET ASSETS — 100.0%		$16,944,380

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$135,158	$134,813	$(345)

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2017	1,081,071	1,080,547	524
3	5 Year U.S. Treasury Notes	Sep. 2017	354,793	353,508	1,285
17	10 Year U.S. Treasury Notes	Sep. 2017	2,145,801	2,134,031	11,770
22	20 Year U.S. Treasury Bonds	Sep. 2017	3,360,183	3,381,125	(20,942)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	823,679	829,375	(5,696)

					(13,059)

					$(13,404)

A security with a market value of $387,603 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,365	09/09/17	0.539%	1 Day USOIS(1)	$108	$36,637	$36,529
835	05/31/21	1.953%	3 Month LIBOR(2)	574	4,316	3,742
353	05/31/21	1.948%	3 Month LIBOR(2)	152	1,760	1,608
2,135	08/31/21	2.015%	3 Month LIBOR(1)	927	(13,077)	(14,004)
3,000	06/12/22	2.242%	3 Month LIBOR(1)	31	(44,106)	(44,137)
2,770	08/15/23	1.459%	3 Month LIBOR(1)	133,432	82,085	(51,347)
239	11/15/23	2.209%	3 Month LIBOR(1)	151	(2,485)	(2,636)
1,015	02/15/24	2.167%	3 Month LIBOR(1)	(9,300)	(5,602)	3,698
710	02/15/24	2.183%	3 Month LIBOR(1)	(648)	(4,652)	(4,004)
865	05/15/24	1.956%	3 Month LIBOR(1)	2,814	9,155	6,341
2,500	06/16/24	1.920%	3 Month LIBOR(1)	—	29,132	29,132
17,180	12/31/25	0.000%	3 Month LIBOR(2)	287	(752,141)	(752,428)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
8,800	12/31/25	0.000%	3 Month LIBOR(2)	$220	$1,241,555	$1,241,335
131	02/15/27	1.824%	1 Day USOIS(1)	1,615	1,840	225
5,700	04/24/27	2.209%	3 Month LIBOR(1)	—	17,245	17,245
405	02/15/36	2.338%	3 Month LIBOR(2)	(2,863)	(10,269)	(7,406)

				$127,500	$591,393	$463,893

Securities with a combined market value of $1,676,642 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,622,333	$—
Collateralized Loan Obligations	—	504,568	—
Credit Cards	—	400,291	—
Student Loans	—	387,481	—
Commercial Mortgage-Backed Securities	—	2,520,588	—
Corporate Bonds	—	3,030,192	—
Sovereign Bond	—	199,664	—
U.S. Government Agency Obligations	—	1,828,698	—
U.S. Treasury Obligations	—	6,066,969	—
Affiliated Mutual Funds	278,159	—	—
Options Purchased	312	—	—
Option Written	(125)	—	—
Other Financial Instruments*
Futures Contracts	(13,404)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	463,893	—

Total	$264,942	$17,024,677	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	35.8%
Commercial Mortgage-Backed Securities	14.8
U.S. Government Agency Obligations	10.8
Automobiles	9.6
Banks	5.9
Collateralized Loan Obligations	3.0
Credit Cards	2.3

Student Loans	2.3%
Pharmaceuticals	1.9
Affiliated Mutual Funds	1.7
Media	1.4
Auto Manufacturers	1.2
Chemicals	1.2
Sovereign Bond	1.2
Telecommunications	1.2
Computers	0.9
Insurance	0.9
Retail	0.9

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Electric	0.8%
Forest Products & Paper	0.6
Multi-National	0.5
Software	0.5
Options Purchased	0.0	*

	99.4

Options Written	(0.0	)%*
Other assets in excess of liabilities	0.6

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$13,579	*	Due from/to broker — variation margin futures	$26,983	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,339,855	*	Due from/to broker — variation margin swaps	875,962	*
Interest rate contracts	Unaffiliated investments	312		Options written outstanding, at value	125

Total		$1,353,746			$903,070

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(9,571)	$2,334	$(293,163)	$435,505	$135,105

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(1,266)	$485	$(19,909)	$(55,735)	$(76,425)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$2,698	$5,667	$1,126,752	$13,998,396	$54,503,333

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $16,427,040)	$16,561,096
Affiliated investments (cost $278,159)	278,159
Receivable for investments sold	154,856
Receivable for fund share sold	117,798
Dividends and interest receivable	58,036
Due from broker-variation margin futures	21,073
Prepaid expenses	367

Total Assets	17,191,385

LIABILITIES:
Payable for investments purchased	154,356
Due to broker-variation margin swaps	37,315
Custodian and accounting fees payable	27,172
Audit fees payable	21,730
Accrued expenses and other liabilities	3,861
Management fees payable	1,756
Affiliated transfer agent fee payable	365
Distribution fee payable	307
Options written outstanding, at value (premiums received $610)	125
Loan interest payable	18

Total Liabilities	247,005

NET ASSETS	$16,944,380

Net assets were comprised of:
Paid-in capital	$(46,326,656)
Retained earnings	63,271,036

Net assets, June 30, 2017	$16,944,380

Net asset value and redemption price per share, $16,944,380 / 1,382,756 outstanding shares of beneficial interest	$12.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$256,428
Affiliated dividend income	1,663
Income from securities lending, net	28

258,119

EXPENSES
Management fees	56,681
Distribution fee	29,909
Custodian and accounting fees	27,000
Audit fee	26,000
Commitment fee on syndicated credit agreement	22,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Trustees’ fees	4,000
Shareholders’ reports	3,000
Loan interest expense	415
Miscellaneous	6,181

Total expenses	184,186
Less: distribution fee waiver	(72,483)

Net expenses	111,703

NET INVESTMENT INCOME (LOSS)	146,416

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	8,610
Futures transactions	(293,163)
Swap agreement transactions	435,505
Options written transactions	2,334

153,286

Net change in unrealized appreciation (depreciation) on:
Investments	283,120
Futures	(19,909)
Swap agreements	(55,735)
Options written	485

207,961

NET GAIN (LOSS) ON INVESTMENTS	361,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$507,663

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$146,416	$3,386,362
Net realized gain (loss) on investment transactions	153,286	47,318,212
Net change in unrealized appreciation (depreciation) on investments	207,961	(7,282,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	507,663	43,422,513

FUND SHARE TRANSACTIONS:
Fund share sold [252,914 and 2,785,574 shares, respectively]	3,046,271	33,561,030
Fund share repurchased [1,610,229 and 48,373,417 shares, respectively]	(19,574,063)	(611,515,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,527,792)	(577,954,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,020,129)	(534,532,333)
NET ASSETS:
Beginning of period	32,964,509	567,496,842

End of period	$16,944,380	$32,964,509

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.9% ASSET-BACKED SECURITIES — 18.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.0%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.649%	(c)	11/08/19	253	$253,333
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	199,338
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,200	1,202,204
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	900	894,923
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	301,761
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	492	491,494
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.609%	(c)	11/15/18	16	15,535
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	1,180	1,178,506
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	134	133,788
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	215	214,695
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	655	653,993
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	900	901,495
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	302,903
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	707,537
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,183,931
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.759%	(c)	08/15/20	1,000	1,004,678
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.689%	(c)	07/15/20	600	602,062
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2	1.112%	(c)	11/15/21	900	902,443
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.792%	(c)	06/20/18	94	94,269
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	300	300,781
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	400	403,560
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 144A	1.729%	(c)	01/18/22	1,500	1,505,608
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	498,266
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	1.579%	(c)	11/15/18	384	384,273
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.459%	(c)	07/15/19	700	700,998
Nissan Auto Lease Trust, Series 2016-A, Class A2B	1.539%	(c)	08/15/18	369	369,208
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	5	4,572
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	2,200	2,212,773

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,100	$3,099,162
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	570	569,925
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	88	87,468

					22,375,482

Collateralized Loan Obligations — 2.1%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	250	249,875
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.352%	(c)	05/20/25	500	500,223
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A	1.883%	(c)	04/15/29	250	249,929
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	750	749,827
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,600	1,602,098
Madison Park Funding Ltd. (Cayman Islands), Series 2013-11A, Class A2, 144A	2.453%	(c)	10/23/25	325	325,207
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	250	250,388
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.338%	(c)	04/18/26	250	250,230
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	750	750,904

					5,182,861

Credit Cards — 6.1%
American Express Credit Account Master Trust, Series 2013-2, Class B	1.859%	(c)	05/17/21	800	803,816
American Express Credit Account Master Trust, Series 2014-1, Class B	1.659%	(c)	12/15/21	175	175,422
American Express Credit Account Master Trust, Series 2017-2, Class A	1.609%	(c)	09/16/24	1,700	1,710,875
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	1,000	1,001,190
BA Credit Card Trust, Series 2014-A3, Class A	1.449%	(c)	01/15/20	200	200,066
BA Credit Card Trust, Series 2015-A1, Class A	1.489%	(c)	06/15/20	50	50,080
BA Credit Card Trust, Series 2016-A1, Class A	1.549%	(c)	10/15/21	1,000	1,005,336
Chase Issuance Trust, Series 2013-A3, Class A3	1.439%	(c)	04/15/20	200	200,287
Chase Issuance Trust, Series 2015-A1, Class A1	1.479%	(c)	02/18/20	100	100,158
Chase Issuance Trust, Series 2016-A1, Class A	1.569%	(c)	05/17/21	1,100	1,105,914
Chase Issuance Trust, Series 2016-A3, Class A3	1.709%	(c)	06/15/23	700	705,719
Chase Issuance Trust, Series 2017-A1, Class A	1.459%	(c)	01/18/22	1,600	1,605,281
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,505,299
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.574%	(c)	12/07/23	1,500	1,512,572
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836%	(c)	04/22/26	600	603,117
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	200,249

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Credit Cards (continued)
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.649%	(c)	07/15/24	1,200	$1,206,467
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.419%	(c)	08/16/21	1,300	1,302,462

					14,994,310

Equipment — 0.3%
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.592%	(c)	07/20/19	800	800,091

Student Loans — 0.8%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	933	936,413
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.696%	(c)	03/25/66	204	204,051
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A	1.616%	(c)	07/26/66	839	839,787

					1,980,251

TOTAL ASSET-BACKED SECURITIES (cost $45,215,316)					45,332,995

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.422%	(c)	02/10/51	2,058	2,079,719
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	1,800	1,767,726
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	1,316	1,321,914
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	405,611
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	545,498
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	415,343
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	217,838
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	305,281
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	225,677
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	103,244
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	610,945
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	2,132	2,128,220
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	615,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	180	190,931
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,499,958
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,500	1,489,422
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	55	56,266

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	$619,319
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,200	1,217,391
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	62,358
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	666	664,148
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	13	13,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	1,110	1,127,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	950	963,809
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	1,250	1,280,166
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	498	498,149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	153,959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	823,418
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	319,535
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	623,134
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,528,244
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,623,065
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	51	50,833
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	2.051%	(c)	07/15/46	3,000	3,032,818
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	809,147
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	510,773
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	102,690
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,600	1,627,321
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,400	1,416,453

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,483,704)					34,047,113

CORPORATE BONDS — 14.4%
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	283,429
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	164,247

					447,676

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	905	$920,615
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	935	953,654

					1,874,269

Banks — 5.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	1,450	1,455,596
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27	490	473,503
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	617,325
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	595	619,243
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	925	915,039
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	251,545
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	385	401,132
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	1,200	1,195,781
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	500	503,196
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	500	503,196
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	525	530,704
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	280	278,515
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	835	855,032
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	57,085
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	370	387,324
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	390	376,389
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	576,605
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(c)	05/01/28	285	285,863
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	550	573,706
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	870	845,855
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	720	748,539

					12,451,173

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26	275	260,253
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	510	533,389
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22	495	515,302
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%		03/01/26	210	215,949

					1,524,893

Commercial Services — 0.2%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%		06/01/26	450	439,668

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	100	101,517
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	1,680	1,715,796
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	129	129,322
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	75	75,642

					2,022,277

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric — 1.0%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	$228,122
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	57,194
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	810	806,172
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	142,460
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	62,034
PacifiCorp, First Mortgage	3.350%	07/01/25	160	163,247
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	458,285
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	489,750

				2,407,264

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	300	308,481

Forest Products & Paper — 0.0%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	110,676

Healthcare-Products — 0.2%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	47,770
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	416,105

				463,875

Healthcare-Services — 0.3%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.750%	02/15/23	210	211,568
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	585	601,499

				813,067

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	932,001
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	185	182,290

				1,114,291

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	484,787
Comcast Corp., Gtd. Notes	2.350%	01/15/27	120	112,629
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	308,762

				906,178

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	922,574
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	556,741

				1,479,315

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	650	659,476
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	642,086
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	368,790

				1,670,352

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	$25,235
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,150	1,173,074
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	85	87,619
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	1,825	1,887,687
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	301,357
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	415,588

				3,890,560

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	250	257,450

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	381,198
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	155	161,161

				542,359

Software — 0.9%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	493,431
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	15,110
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,685	1,719,268
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	100,489

				2,328,298

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	113,055
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	229,316
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	325	328,006

				670,377

TOTAL CORPORATE BONDS (cost $35,532,688)				35,722,499

SOVEREIGN BONDS — 1.0%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,700	1,697,144
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	193,583
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,823
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	498,022

TOTAL SOVEREIGN BONDS (cost $2,592,167)				2,586,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Banks	1.000%	12/19/17	1,760	1,758,446
Federal Home Loan Banks	1.375%	02/18/21	4,570	4,520,790
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,329,557
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,402,158
Federal National Mortgage Assoc.	1.875%	09/24/26	75	71,111
Federal National Mortgage Assoc.	2.000%	01/05/22	4,480	4,494,896
Federal National Mortgage Assoc.(k)	2.125%	04/24/26	3,675	3,581,989

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	560	$666,712

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,074,492)				21,825,659

U.S. TREASURY OBLIGATIONS — 42.7%
U.S. Treasury Bonds	2.875%	05/15/43	5,875	5,931,917
U.S. Treasury Bonds	3.000%	11/15/44	260	268,288
U.S. Treasury Bonds	3.000%	02/15/47	290	299,153
U.S. Treasury Bonds	4.250%	11/15/40	4,925	6,188,957
U.S. Treasury Bonds	4.750%	02/15/41	1,760	2,369,812
U.S. Treasury Bonds	8.125%	08/15/21	840	1,051,542
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	674	670,377
U.S. Treasury Notes	1.250%	05/31/19	130	129,685
U.S. Treasury Notes	1.375%	04/30/21	1,260	1,243,906
U.S. Treasury Notes(hh)	1.625%	04/30/23	19,345	18,932,410
U.S. Treasury Notes	1.750%	02/28/22	355	353,488
U.S. Treasury Notes	2.000%	11/30/22	16,870	16,905,579
U.S. Treasury Notes	2.000%	05/31/24	645	639,810
U.S. Treasury Notes	2.000%	06/30/24	5,810	5,758,709
U.S. Treasury Notes	2.125%	09/30/21	39,380	39,916,868
U.S. Treasury Notes	2.125%	05/15/25	2,850	2,832,076
U.S. Treasury Notes	2.250%	02/15/27	1,260	1,254,144
U.S. Treasury Notes	2.375%	05/15/27	1,220	1,227,720

TOTAL U.S. TREASURY OBLIGATIONS (cost $106,050,747)				105,974,441

TOTAL LONG-TERM INVESTMENTS (cost $245,949,114)				245,489,279

			Shares
SHORT-TERM INVESTMENTS — 0.4%
AFFILIATED MUTUAL FUNDS — 0.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			977,849	977,849
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)			517	517

TOTAL AFFILIATED MUTUAL FUNDS (cost $978,366)				978,366

			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00			74	5,781
expiring 07/21/17, Strike Price $130.00			74	—

TOTAL OPTIONS PURCHASED (cost $29,191)				5,781

TOTAL SHORT-TERM INVESTMENTS (cost $1,007,557)				984,147

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

		Value
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.3% (cost $246,956,671)		$246,473,426

	Notional Amount (000)#
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $11,278)	148	(2,312)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.3% (cost $246,945,393)		246,471,114
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.7%		1,706,380

NET ASSETS — 100.0%		$248,177,494

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements. (k) Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
49	10 Year U.S. Treasury Notes	Sep. 2017	$6,188,592	$6,151,031	$(37,561)
7	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	946,011	943,688	(2,323)

					(39,884)

Short Positions:
354	2 Year U.S. Treasury Notes	Sep. 2017	76,608,013	76,502,719	105,294
279	5 Year U.S. Treasury Notes	Sep. 2017	32,975,988	32,876,227	99,761
109	20 Year U.S. Treasury Bonds	Sep. 2017	16,661,317	16,751,938	(90,621)
67	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	11,006,263	11,113,625	(107,362)

					7,072

					$(32,812)

Securities with a combined market value of $1,256,852 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
18,965	09/09/17	0.539%	1 Day USOIS(1)	$317	$45,221	$44,904
16,280	10/18/17	0.607%	1 Day USOIS(1)	164	40,897	40,733
13,990	11/09/17	0.626%	1 Day USOIS(1)	181	39,257	39,076
9,000	06/12/18	1.355%	3 Month LIBOR(1)	170	5,767	5,597

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
15,000	06/12/20	1.896%	3 Month LIBOR(1)	$211	$(72,220)	$(72,431)
4,205	01/06/21	1.750%	3 Month LIBOR(2)	167	16,080	15,913
5,280	01/08/21	1.683%	3 Month LIBOR(2)	179	6,402	6,223
4,590	05/31/21	1.948%	3 Month LIBOR(2)	169	22,883	22,714
2,120	06/15/21	1.105%	3 Month LIBOR(1)	112	59,790	59,678
17,930	08/31/21	2.015%	3 Month LIBOR(1)	(10,593)	(109,824)	(99,231)
16,000	12/08/21	1.775%	3 Month LIBOR(1)	237	72,635	72,398
3,100	05/31/22	2.200%	3 Month LIBOR(1)	1,674	(40,910)	(42,584)
1,875	05/31/22	2.217%	3 Month LIBOR(1)	160	(26,264)	(26,424)
14,000	06/12/22	2.242%	3 Month LIBOR(1)	226	(205,825)	(206,051)
7,000	08/10/22	2.053%	3 Month LIBOR(1)	188	(77,223)	(77,411)
1,270	08/31/22	1.745%	3 Month LIBOR(1)	157	7,306	7,149
14,100	10/09/22	1.728%	3 Month LIBOR(1)	226	157,589	157,363
1,235	08/15/23	1.459%	3 Month LIBOR(1)	50,788	36,595	(14,193)
2,994	11/15/23	2.209%	3 Month LIBOR(1)	166	(31,132)	(31,298)
10	11/15/23	2.217%	3 Month LIBOR(1)	(10)	(109)	(99)
50,000	12/08/23	1.963%	3 Month LIBOR(1)	513	280,398	279,885
460	02/12/24	2.078%	3 Month LIBOR(1)	153	(2,519)	(2,672)
13,290	02/15/24	2.167%	3 Month LIBOR(1)	(97,993)	(73,355)	24,638
8,510	02/15/24	2.183%	3 Month LIBOR(1)	(10,988)	(55,764)	(44,776)
3,796	02/15/24	2.151%	3 Month LIBOR(1)	(5,641)	(17,153)	(11,512)
2,060	02/15/24	2.115%	3 Month LIBOR(1)	4,670	(4,690)	(9,360)
3,465	05/15/24	1.956%	3 Month LIBOR(1)	10,021	36,680	26,659
1,800	03/02/25	2.118%	3 Month LIBOR(2)	164	4,950	4,786
3,200	03/12/25	2.243%	3 Month LIBOR(2)	176	37,396	37,220
7,000	05/12/25	2.229%	3 Month LIBOR(2)	74	36,995	36,921
34,000	06/12/25	2.556%	3 Month LIBOR(2)	422	964,507	964,085
38,000	06/23/26	1.565%	3 Month LIBOR(2)	566,083	(2,061,705)	(2,627,788)
15,000	09/14/26	1.535%	3 Month LIBOR(2)	199	(824,663)	(824,862)
87,000	10/20/26	1.583%	3 Month LIBOR(2)	(803,221)	(4,788,612)	(3,985,391)
75,000	11/14/26	1.981%	3 Month LIBOR(2)	(281,251)	(1,600,276)	(1,319,025)
18,900	12/06/26	2.266%	3 Month LIBOR(2)	232	49,613	49,381
5,000	12/31/26	0.000%	3 Month LIBOR(2)	190	278,705	278,515
922	02/15/27	1.824%	1 Day USOIS(1)	11,327	12,953	1,626
10,600	03/13/27	2.531%	3 Month LIBOR(2)	(41,204)	331,053	372,257
15,000	05/12/30	2.441%	3 Month LIBOR(2)	257	94,706	94,449
11,000	06/17/30	2.692%	3 Month LIBOR(2)	260	368,958	368,698
4,800	10/26/30	2.268%	3 Month LIBOR(1)	193	58,693	58,500
1,475	02/15/36	2.338%	3 Month LIBOR(2)	(9,130)	(37,404)	(28,274)

				$(609,605)	$(6,963,619)	$(6,354,014)

A security with a market value of $9,566,519 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$22,375,482	$—
Collateralized Loan Obligations	—	5,182,861	—
Credit Cards	—	14,994,310	—
Equipment	—	800,091	—
Student Loans	—	1,980,251	—
Commercial Mortgage-Backed Securities	—	34,047,113	—
Corporate Bonds	—	35,722,499	—
Sovereign Bonds	—	2,586,572	—
U.S. Government Agency Obligations	—	21,825,659	—
U.S. Treasury Obligations	—	105,974,441	—
Affiliated Mutual Funds	978,366	—	—
Options Purchased	5,781	—	—
Option Written	(2,312)	—	—
Other Financial Instruments*
Futures Contracts	(32,812)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,354,014)	—

Total	$949,023	$239,135,265	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	42.7%
Commercial Mortgage-Backed Securities	13.7
Automobiles	9.0
U.S. Government Agency Obligations	8.8
Credit Cards	6.1
Banks	5.0
Collateralized Loan Obligations	2.1
Pharmaceuticals	1.6
Sovereign Bonds	1.0
Electric	1.0
Software	0.9
Computers	0.8
Student Loans	0.8
Auto Manufacturers	0.8
Oil & Gas	0.7
Biotechnology	0.6
Multi-National	0.6

Insurance	0.4%
Affiliated Mutual Funds	0.4
Media	0.4
Healthcare-Services	0.3
Equipment	0.3
Telecommunications	0.3
Retail	0.2
Healthcare-Products	0.2
Agriculture	0.2
Commercial Services	0.2
Food	0.1
Pipelines	0.1
Forest Products & Paper	0.0	*
Options Purchased	0.0	*

	99.3
Option Written	(0.0	)*
Other assets in excess of liabilities	0.7

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$205,055	*	Due from/to broker — variation margin futures	$237,867	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,069,368	*	Due from/to broker — variation margin swaps	9,423,382	*
Interest rate contracts	Unaffiliated investments	5,781		Options written outstanding, at value	2,312

Total		$3,280,204			$9,663,561

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(118,052)	$27,343	$(2,085,459)	$494,503	$(1,681,665)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(23,410)	$8,966	$(290,764)	$4,487,297	$4,182,089

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$38,139	$88,667	$2,378,201	$178,839,614	$615,950,333

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $245,978,305)	$245,495,060
Affiliated investments (cost $978,366)	978,366
Receivable for investments sold	1,382,507
Receivable for fund share sold	1,191,907
Dividends and interest receivable	1,051,724
Due from broker-variation margin futures	170,548
Prepaid expenses	190

Total Assets	250,270,302

LIABILITIES:
Payable for investments purchased	1,324,609
Due to broker-variation margin swaps	673,489
Accrued expenses	44,533
Management fees payable	40,176
Distribution fee payable	6,965
Options written outstanding, at value (premiums received $11,278)	2,312
Affiliated transfer agent fee payable	365
Loan interest payable	359

Total Liabilities	2,092,808

NET ASSETS	$248,177,494

Net assets were comprised of:
Paid-in capital	$245,746,348
Retained earnings	2,431,146

Net assets, June 30, 2017	$248,177,494

Net asset value and redemption price per share, $248,177,494 / 23,527,419 outstanding shares of beneficial interest	$10.55

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$2,993,118
Affiliated dividend income	30,011
Income from securities lending, net (including affiliated income of $6,395)	7,479

3,030,608

EXPENSES
Management fees	695,109
Distribution fee	366,711
Custodian and accounting fees	31,000
Audit fee	25,000
Commitment fee on syndicated credit agreement	7,000
Loan interest expense	6,205
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,309

Total expenses	1,154,334

NET INVESTMENT INCOME (LOSS)	1,876,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $574)	(1,759,214)
Futures transactions	(2,085,459)
Swap agreement transactions	494,503
Options written transactions	27,343

(3,322,827)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $80)	5,019,038
Futures	(290,764)
Swap agreements	4,487,297
Options written	8,966

9,224,537

NET GAIN (LOSS) ON INVESTMENTS	5,901,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,777,984

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,876,274	$1,682,376
Net realized gain (loss) on investment transactions	(3,322,827)	7,123,498
Net change in unrealized appreciation (depreciation) on investments	9,224,537	(17,009,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,777,984	(8,204,117)

FUND SHARE TRANSACTIONS:
Fund share sold [9,655,993 and 33,519,376 shares, respectively]	99,360,218	360,935,663
Fund share repurchased [19,091,301 and 11,940,762 shares, respectively]	(199,511,720)	(127,405,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(100,151,502)	233,530,291

TOTAL INCREASE (DECREASE) IN NET ASSETS	(92,373,518)	225,326,174
NET ASSETS:
Beginning of period	340,551,012	115,224,838

End of period	$248,177,494	$340,551,012

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.7% ASSET-BACKED SECURITIES — 19.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 8.6%
Ally Master Owner Trust, Series 2017-1, Class A	1.559%	(c)	02/15/21	1,300	$1,302,759
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	11	10,633
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	99,669
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	200	200,367
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,905
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,095,062
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	800	795,487
CarMax Auto Owner Trust, Series 2015-3, Class A2B	1.609%	(c)	11/15/18	9	9,321
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.629%	(c)	06/17/19	602	602,224
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.360%		01/15/20	817	815,768
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	1,100	1,101,827
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	500	499,974
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.699%	(c)	11/15/18	18	17,567
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	100	100,968
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,910,113
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,191,235
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,416,763
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	1.509%	(c)	08/15/19	3,400	3,400,885
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.689%	(c)	07/15/20	200	200,687
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	1.712%	(c)	10/22/18	67	67,031
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	1.572%	(c)	02/20/19	171	171,543
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	100	100,890
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 144A	1.729%	(c)	01/18/22	1,700	1,706,357
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	1,700	1,698,711
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%		07/16/18	40	40,199
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A	1.459%	(c)	07/15/19	800	801,140
Nissan Auto Lease Trust, Series 2016-B, Class A2B	1.439%	(c)	12/17/18	166	166,203
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	1,900	1,911,031

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,600	$3,599,027
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B	1.809%	(c)	07/15/19	22	22,459
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	23	22,937

					25,278,742

Collateralized Loan Obligations — 4.0%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	250	249,875
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	2.352%	(c)	05/20/25	500	500,223
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A	1.883%	(c)	04/15/29	500	499,857
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	500	500,526
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586%	(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	750	749,827
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.320%	(c)	07/27/26	500	500,517
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	1,000	999,714
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408%	(c)	01/16/26	250	250,072
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482%	(c)	05/15/26	750	750,197
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	1,875	1,877,458
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	1,300	1,300,183
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.482%	(c)	08/13/25	500	500,165
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	750	750,080
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.338%	(c)	04/18/26	250	250,230
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.488%	(c)	04/18/26	1,000	1,001,206
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.376%	(c)	04/20/26	750	749,627

					11,683,937

Credit Cards — 6.2%
American Express Credit Account Master Trust, Series 2014-1, Class B	1.659%	(c)	12/15/21	200	200,482
American Express Credit Account Master Trust, Series 2017-2, Class A	1.609%	(c)	09/16/24	3,800	3,824,308
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	1,500	1,501,785
BA Credit Card Trust, Series 2014-A1, Class A	1.539%	(c)	06/15/21	210	210,882
BA Credit Card Trust, Series 2016-A1, Class A	1.549%	(c)	10/15/21	200	201,067
Chase Issuance Trust, Series 2013-A3, Class A3	1.439%	(c)	04/15/20	400	400,574

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Credit Cards (continued)
Chase Issuance Trust, Series 2016-A1, Class A	1.569%	(c)	05/17/21	200	$201,075
Chase Issuance Trust, Series 2017-A1, Class A	1.459%	(c)	01/18/22	1,900	1,906,272
Chase Issuance Trust, Series 2017-A2, Class A	1.559%	(c)	03/15/24	800	802,420
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	504,415
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,806,359
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.574%	(c)	12/07/23	1,800	1,815,087
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836%	(c)	04/22/26	900	904,675
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.649%	(c)	07/15/24	1,400	1,407,545
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	996,882
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.419%	(c)	08/16/21	1,500	1,502,840

					18,186,668

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	801,768

Student Loans — 0.8%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966%	(c)	06/25/65	933	936,413
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.696%	(c)	03/25/66	407	408,102
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A	1.616%	(c)	07/26/66	1,007	1,007,745

					2,352,260

TOTAL ASSET-BACKED SECURITIES (cost $58,211,744)					58,303,375

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.422%	(c)	02/10/51	514	519,930
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	5	4,701
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,964,140
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	482,590
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	1,343	1,349,454
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	211	211,588
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	247,784
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	118,736
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	130	131,850
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	160,849

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	2,498	$2,494,326
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,058,874
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	1,562,938
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	407,815
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	260	258,763
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	151,908
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	198,590
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	207,243
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	532	539,217
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	813	825,727
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,300	1,318,840
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	666	664,148
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	132,171
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,778,866
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,374,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	243	247,189
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	373	373,280
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,003,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	1,100	1,115,990
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	129	129,594
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	40	39,846
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	375,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,069,224
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,927,390
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	1,105	1,126,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.174%	(c)	02/15/51	12	11,587
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	2.051%	(c)	07/15/46	3,625	3,664,655
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	1,100	1,071,835

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,900	$1,932,444
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,600	1,618,803

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,330,006)					34,873,662

CORPORATE BONDS — 15.0%
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	1,075	1,093,548
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	20	20,309
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	1,090	1,111,747

					2,225,604

Banks — 5.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	1,750	1,756,753
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	750	752,554
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	160	165,522
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	695	723,317
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	880	870,523
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	25	25,285
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	750	781,426
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	750	773,216
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	1,200	1,195,781
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	750	754,794
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	500	503,196
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	1,000	967,194
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	965	988,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	470	478,135
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	65	68,043
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	160	154,416
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	600	592,958
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(c)	05/01/28	335	336,014
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	25	26,072
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	530	552,844
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	1,090	1,059,749
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	585	608,188
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	900	898,089

					15,032,220

Biotechnology — 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26	25	23,659

Commercial Services — 0.6%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%		06/01/26	1,111	1,085,493

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Services (continued)
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	$781,092

				1,866,585

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	2,050	2,093,679

Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	250	256,147

Electric — 0.7%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	14,298
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	955,463
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	33,241
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	533,006
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	608,477

				2,144,485

Food — 0.0%
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	15	15,424

Healthcare-Services — 0.3%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	25,698
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	15	15,077
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	735	755,729

				796,504

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,069,509
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	225	221,704

				1,291,213

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	124,237
Comcast Corp., Gtd. Notes	2.350%	01/15/27	55	51,622
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	5,026
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	500	506,410

				687,295

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	500	498,750

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	962,686
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	800,315

				1,763,001

Oil & Gas — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	661,751
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	750	760,934
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	749,100

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	$421,474

				2,593,259

Packaging & Containers — 0.2%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	664,998

Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,350	1,377,086
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	2,175	2,249,709
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	988,339

				4,615,134

Pipelines — 0.2%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	305,961
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	130	127,070

				433,031

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	512,582
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20	600	615,000
Sabra Health Care LP / Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	600	624,000

				1,751,582

Retail — 0.0%
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	23	23,914

Semiconductors — 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	700	710,500

Software — 0.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	625	605,198
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,975	2,015,166

				2,620,364

Telecommunications — 0.5%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	400	421,000
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	61,408
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	25,480
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	500	511,250
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	335	359,271
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	25	25,231

				1,403,640

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	510	491,948

TOTAL CORPORATE BONDS (cost $44,147,474)				44,002,936

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BONDS — 1.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,900	$1,896,808
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	200	205,200
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	193,584
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,824
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	300	284,625
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	780	776,564
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	498,022

TOTAL SOVEREIGN BONDS (cost $4,051,996)				4,052,627

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Banks	1.125%	07/14/21	7,000	6,820,618
Federal Home Loan Banks(hh)	1.375%	02/18/21	1,530	1,513,526
Federal Home Loan Mortgage Corp.(k)	1.125%	08/12/21	7,000	6,808,802
Federal Home Loan Mortgage Corp.	1.375%	04/20/20	1,000	994,085
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	530	541,124
Federal National Mortgage Assoc.	1.250%	08/17/21	7,000	6,842,801
Federal National Mortgage Assoc.(hh)(k)	1.875%	12/28/20	1,000	1,005,691
Federal National Mortgage Assoc.	2.000%	01/05/22	520	521,729
Federal National Mortgage Assoc.	2.125%	04/24/26	4,345	4,235,032

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,779,901)				29,283,408

U.S. TREASURY OBLIGATIONS — 40.5%
U.S. Treasury Bonds	2.750%	11/15/42	1,115	1,101,759
U.S. Treasury Bonds	2.875%	05/15/43	805	812,799
U.S. Treasury Bonds	3.000%	11/15/44	5,200	5,365,750
U.S. Treasury Bonds	3.000%	02/15/47	370	381,679
U.S. Treasury Bonds	4.250%	11/15/40	1,670	2,098,590
U.S. Treasury Bonds	8.125%	08/15/21	480	600,881
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	794	790,444
U.S. Treasury Notes	1.375%	04/30/21	410	404,763
U.S. Treasury Notes	1.625%	04/30/23	29,295	28,670,196
U.S. Treasury Notes	1.750%	05/31/22	310	308,184
U.S. Treasury Notes	2.000%	05/31/24	750	743,965
U.S. Treasury Notes	2.000%	06/30/24	1,820	1,803,933
U.S. Treasury Notes	2.000%	02/15/25	5,520	5,444,315
U.S. Treasury Notes	2.125%	09/30/21	36,675	37,174,990
U.S. Treasury Notes(hh)	2.125%	12/31/22	19,645	19,801,551
U.S. Treasury Notes	2.125%	05/15/25	10,450	10,384,281
U.S. Treasury Notes	2.250%	02/15/27	790	786,328
U.S. Treasury Notes	2.375%	05/15/27	2,155	2,168,637

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,047,217)				118,843,045

TOTAL LONG-TERM INVESTMENTS (cost $290,568,338)				289,359,053

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 0.4%	Shares	Value
AFFILIATED MUTUAL FUNDS — 0.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	1,148,680	$1,148,680
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)	1,965	1,966

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,150,646)		1,150,646

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00	87	6,797
expiring 07/21/17, Strike Price $130.00	87	—

TOTAL OPTIONS PURCHASED (cost $34,318)		6,797

TOTAL SHORT-TERM INVESTMENTS (cost $1,184,964)		1,157,443

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.1% (cost $291,753,302)		290,516,496

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $13,260)	174	(2,719)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.1% (cost $291,740,042)		290,513,777
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.9%		2,657,100

NET ASSETS — 100.0%		$293,170,877

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $499,974 and 0.2% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
9	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$1,216,279	$1,213,312	$(2,967)

Short Positions:
450	2 Year U.S. Treasury Notes	Sep. 2017	97,386,252	97,249,219	137,033
126	5 Year U.S. Treasury Notes	Sep. 2017	14,901,627	14,847,328	54,299
237	10 Year U.S. Treasury Notes	Sep. 2017	29,878,135	29,750,906	127,229
98	20 Year U.S. Treasury Bonds	Sep. 2017	15,008,092	15,061,375	(53,283)
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	1,672,515	1,658,750	13,765

					279,043

					$276,076

Securities with a combined market value of $1,251,222 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(1)	$304	$11,541	$11,237
19,360	10/18/17	0.607%	1 Day USOIS(1)	167	48,634	48,467
16,170	11/09/17	0.626%	1 Day USOIS(1)	186	45,374	45,188
2,420	12/31/20	1.678%	3 Month LIBOR(1)	1,128	10,235	9,107
6,190	05/31/21	1.953%	3 Month LIBOR(2)	3,274	31,996	28,722
5,414	05/31/21	1.948%	3 Month LIBOR(2)	172	26,991	26,819
310	06/15/21	1.105%	3 Month LIBOR(1)	151	8,743	8,592
19,705	08/31/21	2.015%	3 Month LIBOR(1)	(10,133)	(120,696)	(110,563)
55,000	12/08/21	1.775%	3 Month LIBOR(1)	450	249,683	249,233
2,000	12/31/22	1.903%	3 Month LIBOR(1)	1,098	9,140	8,042
575	08/15/23	1.459%	3 Month LIBOR(1)	23,646	17,038	(6,608)
3,473	11/15/23	2.209%	3 Month LIBOR(1)	169	(36,112)	(36,281)
10	11/15/23	2.217%	3 Month LIBOR(1)	(11)	(109)	(98)
20,000	12/08/23	1.963%	3 Month LIBOR(1)	295	112,159	111,864
15,955	02/15/24	2.167%	3 Month LIBOR(1)	(120,827)	(88,064)	32,763
9,830	02/15/24	2.183%	3 Month LIBOR(1)	(12,357)	(64,414)	(52,057)
3,800	02/15/24	2.151%	3 Month LIBOR(1)	(6,098)	(17,171)	(11,073)
2,060	02/15/24	2.115%	3 Month LIBOR(1)	4,670	(4,690)	(9,360)
4,450	05/15/24	1.956%	3 Month LIBOR(1)	13,165	47,107	33,942
600	12/31/24	2.072%	3 Month LIBOR(1)	420	2,694	2,274
1,187	02/15/27	1.824%	1 Day USOIS(1)	14,574	16,675	2,101
20,000	12/01/27	2.183%	3 Month LIBOR(2)	207	(187,453)	(187,660)
18,500	12/06/27	2.308%	3 Month LIBOR(2)	227	41,659	41,432
283,200	12/31/27	2.255%	3 Month LIBOR(2)	13,065,037	(1,044,605)	(14,109,642)
1,875	02/15/36	2.338%	3 Month LIBOR(2)	(11,942)	(47,547)	(35,605)

				$12,967,972	$(931,192)	$(13,899,164)

Securities with a combined market value of $13,008,397 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$24,778,768	$499,974
Collateralized Loan Obligations	—	11,683,937	—
Credit Cards	—	18,186,668	—
Equipment	—	801,768	—
Student Loans	—	2,352,260	—
Commercial Mortgage-Backed Securities	—	34,873,662	—
Corporate Bonds	—	44,002,936	—
Sovereign Bonds	—	4,052,627	—
U.S. Government Agency Obligations	—	29,283,408	—
U.S. Treasury Obligations	—	118,843,045	—
Affiliated Mutual Funds	1,150,646	—	—
Options Purchased	6,797	—	—
Option Written	(2,719)	—	—
Other Financial Instruments*
Futures Contracts	276,076	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(13,899,164)	—

Total	$1,430,800	$274,959,915	$499,974

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	40.5%
Commercial Mortgage-Backed Securities	11.9
U.S. Government Agency Obligations	10.0
Automobiles	8.6
Credit Cards	6.2
Banks	5.1
Collateralized Loan Obligations	4.0
Pharmaceuticals	1.6
Sovereign Bonds	1.4
Software	0.9
Oil & Gas	0.9
Student Loans	0.8
Auto Manufacturers	0.8
Electric	0.7
Computers	0.7
Commercial Services	0.6
Multi-National	0.6
Real Estate Investment Trusts (REITs)	0.6
Telecommunications	0.5
Insurance	0.4
Affiliated Mutual Funds	0.4

Equipment	0.3%
Healthcare—Services	0.3
Semiconductors	0.2
Media	0.2
Packaging & Containers	0.2
Mining	0.2
Transportation	0.2
Pipelines	0.2
Diversified Financial Services	0.1
Retail	0.0	*
Biotechnology	0.0	*
Food	0.0	*
Options Purchased	0.0	*

	99.1
Option Written	(0.0	)*
Other assets in excess of liabilities	0.9

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$332,326	*	Due from/to broker — variation margin futures	$56,250	*
Interest rate contracts	Due from/to broker — variation margin swaps	659,783	*	Due from/to broker — variation margin swaps	14,558,947	*
Interest rate contracts	Unaffiliated investments	6,797		Options written outstanding, at value	2,719

Total		$998,906			$14,617,916

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(138,734)	$32,081	$(2,185,396)	$(291,909)	$(2,583,958)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(27,521)	$10,541	$(123,775)	$6,405,935	$6,265,180

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$44,903	$104,333	$1,354,145	$221,503,866	$537,483,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BOND PORTFOLIO 2027 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $290,602,656)	$289,365,850
Affiliated investments (cost $1,150,646)	1,150,646
Receivable for fund share sold	2,308,542
Dividends and interest receivable	1,222,074
Receivable for investments sold	1,212,492
Due from broker-variation margin futures	187,270
Prepaid expenses	77

Total Assets	295,446,951

LIABILITIES:
Payable for investments purchased	1,284,899
Due to broker-variation margin swaps	895,684
Management fees payable	46,944
Accrued expenses and other liabilities	37,482
Distribution fee payable	7,748
Options written outstanding, at value (premiums received $13,260)	2,719
Affiliated transfer agent fee payable	365
Loan interest payable	221
Payable for fund share repurchased	12

Total Liabilities	2,276,074

NET ASSETS	$293,170,877

Net assets were comprised of:
Paid-in capital	$307,138,972
Retained earnings	(13,968,095)

Net assets, June 30, 2017	$293,170,877

Net asset value and redemption price per share, $293,170,877 / 28,486,273 outstanding shares of beneficial interest	$10.29

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $4,047 foreign withholding tax)	$3,635,924
Affiliated dividend income	37,432
Income from securities lending, net (including affiliated income of $5,010)	8,042

3,681,398

EXPENSES
Management fees	813,577
Distribution fee	429,214
Custodian and accounting fees	27,000
Audit fee	25,000
Legal fees and expenses	6,000
Trustees’ fees	6,000
Loan interest expense	5,762
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	8,529

Total expenses	1,328,082
Less: distribution fee waiver	(4,652)

Net expenses	1,323,430

NET INVESTMENT INCOME (LOSS)	2,357,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,667)	(4,281,546)
Futures transactions	(2,185,396)
Swap agreement transactions	(291,909)
Options written transactions	32,081

(6,726,770)

Net change in unrealized appreciation (depreciation) on:
Investments	8,013,574
Futures	(123,775)
Swap agreements	6,405,935
Options written	10,541

14,306,275

NET GAIN (LOSS) ON INVESTMENTS	7,579,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,937,473

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	January 4, 2016* through December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,357,968	$782,391
Net realized gain (loss) on investment transactions	(6,726,770)	4,467,669
Net change in unrealized appreciation (depreciation) on investments	14,306,275	(29,155,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,937,473	(23,905,568)

FUND SHARE TRANSACTIONS:
Fund share sold [12,946,012 and 47,887,953 shares, respectively]	129,928,504	507,632,590
Fund share repurchased [24,124,067 and 8,223,625 shares, respectively]	(245,757,614)	(84,664,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(115,829,110)	422,968,082

TOTAL INCREASE (DECREASE) IN NET ASSETS	(105,891,637)	399,062,514
NET ASSETS:
Beginning of period	399,062,514	—

End of period	$293,170,877	$399,062,514

* Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.6% ASSET-BACKED SECURITIES — 9.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 5.1%
Ally Master Owner Trust, Series 2017-1, Class A	1.559%	(c)	02/15/21	50	$50,106
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	100	99,995
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%		08/15/28	100	101,197
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.799%	(c)	06/15/21	50	50,290

					301,588

Credit Cards — 3.4%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.609%	(c)	09/16/24	100	100,640
Chase Issuance Trust, Series 2017-A1, Class A	1.459%	(c)	01/18/22	100	100,330

					200,970

Equipment — 0.9%
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.592%	(c)	07/20/19	50	50,006

TOTAL ASSET-BACKED SECURITIES (cost $550,230)					552,564

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	50	52,470
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	25	25,826
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	50	53,108
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	37	37,279
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	30	30,724
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%		08/10/49	20	20,492
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	50	51,272
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(c)	07/15/58	50	52,384
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	70	72,913
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	25	25,294
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	20	20,279

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $439,678)					442,041

CORPORATE BONDS — 14.7%
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	20	20,246

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks — 3.9%
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.442%	(c)	02/07/28	50	$50,739
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(c)	01/10/28	50	50,813
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	45	45,779
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(c)	05/01/28	30	30,091
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	50	50,360

					227,782

Building Materials — 0.9%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	50	52,351

Chemicals — 0.3%
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	15	14,786

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	15	15,228

Diversified Financial Services — 0.6%
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	35	35,060

Electric — 1.9%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	50	50,272
MidAmerican Energy Co., First Mortgage	3.100%		05/01/27	60	60,410

					110,682

Insurance — 0.9%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	50	54,845

Media — 0.9%
Comcast Corp., Gtd. Notes	3.000%		02/01/24	50	50,688

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%		06/15/22	50	54,066

Oil & Gas — 1.8%
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	50	51,529
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%		03/15/19	50	55,953

					107,482

Pipelines — 0.3%
MPLX LP, Sr. Unsec’d. Notes	4.125%		03/01/27	15	15,051

Software — 1.7%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	50	50,590
Microsoft Corp., Sr. Unsec’d. Notes	3.300%		02/06/27	50	51,504

					102,094

TOTAL CORPORATE BONDS (cost $853,034)					860,361

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BONDS — 2.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	05/04/22	60	$59,736
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22	50	50,386
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	40	39,824

TOTAL SOVEREIGN BONDS (cost $149,284)				149,946

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.5%
Federal Home Loan Banks	1.250%	01/16/19	250	249,492
Federal Home Loan Mortgage Corp.	0.875%	10/12/18	250	248,476
Federal National Mortgage Assoc.(k)	1.875%	09/24/26	285	270,221
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	20	20,469

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $782,990)				788,658

U.S. TREASURY OBLIGATIONS — 39.9%
U.S. Treasury Bonds	2.875%	08/15/45	235	236,313
U.S. Treasury Bonds	2.875%	11/15/46	4	4,022
U.S. Treasury Bonds	3.000%	05/15/45	670	690,388
U.S. Treasury Bonds	3.000%	02/15/47	15	15,473
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	15	15,008
U.S. Treasury Notes	1.750%	05/31/22	10	9,941
U.S. Treasury Notes	1.750%	05/15/23	1,070	1,054,117
U.S. Treasury Notes	2.125%	09/30/21	305	309,158

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,301,605)				2,334,420

TOTAL LONG-TERM INVESTMENTS (cost $5,076,821)				5,127,990

			Shares
SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUND — 4.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w) (cost $278,430)			278,430	278,430

			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00			1	78
expiring 07/21/17, Strike Price $130.00			1	—

TOTAL OPTIONS PURCHASED (cost $394)				78

TOTAL SHORT-TERM INVESTMENTS (cost $278,824)				278,508

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 92.3% (cost $5,355,645)				5,406,498

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $152)	2	$(31)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 92.3% (cost $5,355,493)		5,406,467
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 7.7%		448,913

NET ASSETS — 100.0%		$5,855,380

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $99,995 and 1.7% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
25	10 Year U.S. Treasury Notes	Sep. 2017	$3,151,273	$3,138,281	$(12,992)
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	135,158	134,812	(346)

					(13,338)

Short Positions:
10	2 Year U.S. Treasury Notes	Sep. 2017	2,164,111	2,161,094	3,017
17	5 Year U.S. Treasury Notes	Sep. 2017	2,009,569	2,003,211	6,358
3	20 Year U.S. Treasury Bonds	Sep. 2017	463,120	461,062	2,058
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	981,904	995,250	(13,346)

					(1,913)

					$(15,251)

A security with a market value of $161,184 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
465	08/31/21	2.015%	3 Month LIBOR(1)	$163	$(2,848)	$(3,011)
365	02/15/24	2.167%	3 Month LIBOR(1)	(1,823)	(2,015)	(192)
244	02/15/24	2.151%	3 Month LIBOR(1)	(451)	(1,103)	(652)
120	02/15/24	2.115%	3 Month LIBOR(1)	—	(273)	(273)
865	05/15/24	1.956%	3 Month LIBOR(1)	2,813	9,157	6,344
131	02/15/27	1.824%	1 Day USOIS(1)	1,615	1,840	225
2,900	12/28/28	0.000%	3 Month LIBOR(2)	1,174	38,058	36,884
1,500	12/28/28	0.000%	3 Month LIBOR(2)	680	19,685	19,005
405	02/15/36	2.338%	3 Month LIBOR(2)	(2,863)	(10,270)	(7,407)

				$1,308	$52,231	$50,923

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cash of $520,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$201,593	$99,995
Credit Cards	—	200,970	—
Equipment	—	50,006	—
Commercial Mortgage-Backed Securities	—	442,041	—
Corporate Bonds	—	860,361	—
Sovereign Bonds	—	149,946	—
U.S. Government Agency Obligations	—	788,658	—
U.S. Treasury Obligations	—	2,334,420	—
Affiliated Mutual Fund	278,430	—	—
Options Purchased	78	—	—
Option Written	(31)	—	—
Other Financial Instruments*
Futures Contracts	(15,251)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	50,923	—

Total	$263,226	$5,078,918	$99,995

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities- Automobiles
Balance as of 01/03/17	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Exchanges/Issuances	99,995
Sales/Paydowns	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/17	$99,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Automobiles	$99,995	Market Approach	Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	39.9%
U.S. Government Agency Obligations	13.5
Commercial Mortgage-Backed Securities	7.5
Automobiles	5.1
Affiliated Mutual Fund	4.7
Banks	3.9
Credit Cards	3.4
Sovereign Bonds	2.6
Electric	1.9
Oil & Gas	1.8
Software	1.7
Insurance	0.9

Multi-National	0.9%
Building Materials	0.9
Media	0.9
Equipment	0.9
Diversified Financial Services	0.6
Auto Manufacturers	0.3
Computers	0.3
Pipelines	0.3
Chemicals	0.3
Options Purchased	0.0	*

	92.3
Option Written	(0.0	)*
Other assets in excess of liabilities	7.7

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$11,433	*	Due from/to broker — variation margin futures	$26,684	*
Interest rate contracts	Due from/to broker — variation margin swaps	62,458	*	Due from/to broker — variation margin swaps	11,535	*
Interest rate contracts	Unaffiliated investments	78		Options written outstanding, at value	31

Total		$73,969			$38,250

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(538)	$180	$(34,501)	$(3,566)	$(38,425)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(316)	$121	$(15,251)	$50,923	$35,477

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(3)
$197	$1,000	$2,389,038	$5,614,433	$6,055,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BOND PORTFOLIO 2028 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,077,215)	$5,128,068
Affiliated investments (cost $278,430)	278,430
Deposit with broker for centrally cleared swaps	520,000
Dividends and interest receivable	27,223
Due from broker-variation margin futures	2,264
Prepaid expenses	123
Receivable from manager	77

Total Assets	5,956,185

LIABILITIES:
Payable for investments purchased	41,223
Audit fee payable	22,266
Custodian and accounting fees payable	15,902
Due to broker-variation margin swaps	14,693
Accrued expenses	6,159
Affiliated transfer agent fee payable	365
Distribution fee payable	124
Payable for fund share repurchased	42
Options written outstanding, at value (premiums received $152)	31

Total Liabilities	100,805

NET ASSETS	$5,855,380

Net assets were comprised of:
Paid-in capital	$5,770,733
Retained earnings	84,647

Net assets, June 30, 2017	$5,855,380

Net asset value and redemption price per share, $5,855,380 / 574,664 outstanding shares of beneficial interest	$10.19

STATEMENT OF OPERATIONS

(unaudited)

For the Period January 3, 2017* through June 30, 2017

INCOME
Interest income	$48,019
Affiliated dividend income	2,312

50,331

EXPENSES
Management fees	12,022
Distribution fee	6,240
Audit fee	22,000
Custodian and accounting fees	18,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,090

Total expenses	79,352
Less: management fee waivers and/or expense reimbursement	(56,139)

Net expenses	23,213

NET INVESTMENT INCOME (LOSS)	27,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	8,770
Futures transactions	(34,501)
Swap agreement transactions	(3,566)
Options written transactions	180

(29,117)

Net change in unrealized appreciation (depreciation) on:
Investments	50,853
Futures	(15,251)
Swap agreements	50,923
Options written	121

86,646

NET GAIN (LOSS) ON INVESTMENTS	57,529

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,647

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

January 3, 2017* through June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$27,118
Net realized gain (loss) on investment transactions	(29,117)
Net change in unrealized appreciation (depreciation) on investments	86,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,647

FUND SHARE TRANSACTIONS:
Fund share sold [575,289 shares]	5,777,108
Fund share repurchased [625 shares]	(6,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,770,733

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,855,380
NET ASSETS:
Beginning of period	—

End of period	$5,855,380

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS —98.4%
COMMON STOCKS — 98.4%	Shares	Value
Australia — 5.6%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus, REIT	563,378	4,101,715
Goodman Group, REIT	953,447	5,762,418
Scentre Group, REIT	653,199	2,030,855
Stockland, REIT	1,515,117	5,095,182
Vicinity Centres, REIT	1,581,910	3,121,443
Westfield Corp., REIT	424,308	2,617,004

		22,728,617

Canada — 2.2%
Boardwalk Real Estate Investment Trust, REIT(a)	55,143	2,021,938
Canadian Apartment Properties REIT, REIT	85,903	2,223,754
Chartwell Retirement Residences, REIT, UTS	147,990	1,767,709
First Capital Realty, Inc.(a)	201,148	3,064,994

		9,078,395

France — 3.3%
Fonciere Des Regions, REIT	11,476	1,064,502
ICADE, REIT	7,794	653,849
Klepierre, REIT	76,245	3,124,967
Unibail-Rodamco SE, REIT(a)	34,820	8,773,854

		13,617,172

Germany — 4.4%
ADO Properties SA, 144A	57,649	2,439,180
alstria office REIT-AG, REIT	152,621	2,063,978
LEG Immobilien AG	24,669	2,322,071
TLG Immobilien AG	119,276	2,441,244
VIB Vermoegen AG(a)	66,511	1,570,478
Vonovia SE	174,849	6,956,587

		17,793,538

Hong Kong — 6.5%
Cheung Kong Property Holdings Ltd.	271,486	2,124,454
Henderson Land Development Co. Ltd.	654,996	3,652,203
Hongkong Land Holdings Ltd.	233,000	1,714,880
Link REIT, REIT	761,345	5,791,582
Sun Hung Kai Properties Ltd.	631,754	9,280,577
Swire Properties Ltd.	272,927	899,681
Wharf Holdings Ltd. (The)	344,860	2,853,608

		26,316,985

Ireland — 1.5%
Green REIT PLC, REIT	1,403,957	2,281,819
Hibernia REIT PLC, REIT	1,617,679	2,538,256
Irish Residential Properties REIT PLC, REIT	858,857	1,333,137

		6,153,212

Japan — 11.3%
Activia Properties, Inc., REIT	612	2,614,794
Daiwa House Industry Co. Ltd.	109,183	3,736,851
Hoshino Resorts REIT, Inc.	122	626,074
Hulic Co. Ltd.	288,743	2,956,962
Invincible Investment Corp., REIT	7,075	3,039,432
Japan Hotel REIT Investment Corp., REIT	1,422	1,006,977
Japan Real Estate Investment Corp., REIT	399	1,983,395

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Japan Retail Fund Investment Corp., REIT	1,252	$2,310,419
Kenedix Retail REIT Corp., REIT	1,705	3,599,421
LaSalle Logiport REIT, REIT	2,274	2,291,103
Mitsubishi Estate Co. Ltd.	227,130	4,245,696
Mitsui Fudosan Co. Ltd.	423,380	10,143,553
Nippon Building Fund, Inc., REIT(a)	137	699,025
Sumitomo Realty & Development Co. Ltd.	219,546	6,798,957

		46,052,659

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	33,278	1,329,288

Singapore — 2.1%
Cache Logistics Trust, REIT	1,392,370	925,334
Keppel REIT, REIT	4,128,730	3,433,781
Suntec Real Estate Investment Trust, REIT	3,140,283	4,261,850

		8,620,965

Spain — 0.6%
Axiare Patrimonio SOCIMI SA, REIT	132,001	2,258,787

Sweden — 1.7%
Atrium Ljungberg AB (Class B Stock)	73,550	1,225,617
Fabege AB	87,860	1,691,373
Hufvudstaden AB (Class A Stock)	103,952	1,724,845
Kungsleden AB	207,320	1,271,115
Pandox AB	57,610	1,027,607

		6,940,557

Switzerland — 0.3%
PSP Swiss Property AG	15,126	1,415,231

United Kingdom — 4.3%
Big Yellow Group PLC, REIT	161,650	1,666,568
British Land Co. PLC (The), REIT	256,043	2,021,354
Derwent London PLC, REIT	18,326	633,435
Empiric Student Property PLC, REIT	1,199,116	1,746,143
Hammerson PLC, REIT	290,315	2,172,119
Land Securities Group PLC, REIT	220,992	2,917,697
NewRiver REIT PLC, REIT	296,036	1,349,354
Segro PLC, REIT	243,505	1,552,052
Shaftesbury PLC, REIT	130,806	1,657,744
Tritax Big Box REIT PLC, REIT	946,405	1,801,859

		17,518,325

United States — 54.3%
Alexandria Real Estate Equities, Inc., REIT	27,878	3,358,463
American Campus Communities, Inc., REIT	38,782	1,834,389
Boston Properties, Inc., REIT	26,739	3,289,432
Camden Property Trust, REIT	110,609	9,458,176
Columbia Property Trust, Inc., REIT	195,121	4,366,808
Community Healthcare Trust, Inc., REIT	109,164	2,793,507
Cousins Properties, Inc., REIT(a)	420,362	3,694,982
CubeSmart, REIT(a)	233,731	5,618,893
DiamondRock Hospitality Co., REIT	474,029	5,190,618
Digital Realty Trust, Inc., REIT	31,028	3,504,613
Duke Realty Corp., REIT	262,151	7,327,120
EPR Properties, REIT	16,851	1,211,081
Equity LifeStyle Properties, Inc., REIT	60,111	5,189,984
Equity Residential, REIT	174,241	11,470,285
Essex Property Trust, Inc., REIT	11,782	3,031,155
Extra Space Storage, Inc., REIT(a)	22,603	1,763,033

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Federal Realty Investment Trust, REIT	52,954	$6,692,856
First Industrial Realty Trust, Inc., REIT	124,921	3,575,239
Forest City Realty Trust, Inc. (Class A Stock), REIT	300,729	7,268,620
Four Corners Property Trust, Inc., REIT(a)	173,946	4,367,784
GGP, Inc., REIT(a)	109,220	2,573,223
Gramercy Property Trust, REIT	68,708	2,041,315
Hudson Pacific Properties, Inc., REIT	216,480	7,401,451
Invitation Homes, Inc., REIT	143,489	3,103,667
Macerich Co. (The), REIT(a)	81,744	4,746,057
MedEquities Realty Trust, Inc., REIT	225,747	2,848,927
Medical Properties Trust, Inc., REIT	354,632	4,564,114
MGM Growth Properties LLC (Class A
Stock), REIT(a)	133,556	3,898,500
Mid-America Apartment Communities, Inc., REIT	64,951	6,844,536
Monogram Residential Trust, Inc., REIT	300,110	2,914,068
Park Hotels & Resorts, Inc., REIT	192,695	5,195,057
Physicians Realty Trust, REIT	205,108	4,130,875
Prologis, Inc., REIT	81,589	4,784,379
Public Storage, REIT	19,294	4,023,378
QTS Realty Trust, Inc. (Class A Stock), REIT	67,686	3,542,008
Retail Properties of America, Inc. (Class A Stock), REIT	450,464	5,500,165
Rexford Industrial Realty, Inc., REIT	165,302	4,535,887
Simon Property Group, Inc., REIT	62,941	10,181,336
SL Green Realty Corp., REIT	63,881	6,758,610
Spirit Realty Capital, Inc., REIT(a)	517,671	3,835,942
STAG Industrial, Inc., REIT	143,427	3,958,585
Sunstone Hotel Investors, Inc., REIT	246,972	3,981,189
Taubman Centers, Inc., REIT	78,816	4,693,493
Ventas, Inc., REIT	156,711	10,888,280
Vornado Realty Trust, REIT	52,046	4,887,119
Welltower, Inc., REIT	58,716	4,394,893

		221,234,092

TOTAL LONG-TERM INVESTMENTS (cost $386,958,912)		401,057,823

SHORT-TERM INVESTMENTS — 9.5%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	3,652,997	$3,652,997
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $35,307,223; includes $35,290,658 of cash collateral for securities on loan)(b)(w)	35,302,243	35,305,773

TOTAL SHORT-TERM INVESTMENTS (cost $38,960,220)		38,958,770

TOTAL INVESTMENTS — 107.9% (cost $425,919,132)		440,016,593
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(32,261,785)

NET ASSETS — 100.0%		$407,754,808

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,772,423; cash collateral of $35,290,658 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$22,728,617	$—
Canada	9,078,395	—	—
France	—	13,617,172	—
Germany	—	17,793,538	—
Hong Kong	1,714,880	24,602,105	—
Ireland	—	6,153,212	—
Japan	—	46,052,659	—
Netherlands	—	1,329,288	—
Singapore	—	8,620,965	—
Spain	—	2,258,787	—
Sweden	—	6,940,557	—
Switzerland	—	1,415,231	—
United Kingdom	—	17,518,325	—
United States	221,234,092	—	—
Affiliated Mutual Funds	38,958,770	—	—

Total	$270,986,137	$169,030,456	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Retail REITs	18.2%
Office REITs	12.6
Residential REITs	12.5
Diversified Real Estate Activities	10.0
Affiliated Mutual Funds (8.7% represents investments purchased with collateral from securities on loan)	9.5
Industrial REITs	9.0
Diversified REITs	7.9

Real Estate Operating Companies	7.8%
Health Care REITs	7.3
Specialized REITs	6.3
Hotel & Resort REITs	5.6
Real Estate Development	0.5
Health Care Facilities	0.4
Hotels, Resorts & Cruise Lines	0.3

107.9
Liabilities in excess of other assets	(7.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$33,772,423	$(33,772,423)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $33,772,423:
Unaffiliated investments (cost $386,958,912)	$401,057,823
Affiliated investments (cost $38,960,220)	38,958,770
Foreign currency, at value (cost $134,317)	134,317
Receivable for investments sold	5,283,019
Dividends receivable	1,963,322
Tax reclaim receivable	781,692
Receivable from affiliate	16,355
Receivable from manager	4,678
Prepaid expenses	542

Total Assets	448,200,518

LIABILITIES:
Payable to broker for collateral for securities on loan	35,290,658
Payable for investments purchased	4,849,650
Management fees payable	146,999
Accrued expenses and other liabilities	111,935
Payable for fund share repurchased	34,854
Distribution fee payable	11,249
Affiliated transfer agent fee payable	365

Total Liabilities	40,445,710

NET ASSETS	$407,754,808

Net assets were comprised of:
Paid-in capital	$286,911,332
Retained earnings	120,843,476

Net assets, June 30, 2017	$407,754,808

Net asset value and redemption price per share, $407,754,808 / 34,412,649 outstanding shares of beneficial interest	$11.85

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $356,785, of which $20,805 is reimbursable by an affiliate)	$6,751,680
Income from securities lending, net (including affiliated income of $16,633)	46,177
Affiliated dividend income	26,188

6,824,045

EXPENSES
Management fees	1,660,697
Distribution fee	500,249
Custodian and accounting fees	79,000
Audit fee	22,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	19,605

Total expenses	2,299,551

NET INVESTMENT INCOME (LOSS)	4,524,494

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,601))	1,417,022
Foreign currency transactions	31,928

1,448,950

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(689))	12,743,946
Foreign currencies	57,232

12,801,178

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	14,250,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,774,622

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,524,494	$7,485,327
Net realized gain (loss) on investment and foreign currency transactions	1,448,950	9,687,414
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,801,178	(19,189,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,774,622	(2,016,614)

FUND SHARE TRANSACTIONS:
Fund share sold [627,767 and 3,860,765 shares, respectively]	7,250,692	43,967,857
Fund share repurchased [3,008,954 and 14,916,406 shares, respectively]	(34,139,151)	(162,473,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,888,459)	(118,506,108)

CAPITAL CONTRIBUTIONS	—	665,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,113,837)	(119,857,170)
NET ASSETS:
Beginning of period	415,868,645	535,725,815

End of period	$407,754,808	$415,868,645

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 95.5% ASSET-BACKED SECURITIES — 2.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 2.0%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.404%	(c)	07/15/26	3,500	$3,499,999
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	3,000	2,998,499
ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A	2.354%	(c)	07/15/27	3,000	2,999,999
Regatta IV Funding Ltd., Series 2014-1A, Class A1R, 144A^	2.176%	(c)	07/25/26	5,750	5,750,000
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.554%	(c)	10/15/26	3,500	3,500,000
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	2.469%	(c)	05/15/26	5,699	5,699,450

TOTAL ASSET-BACKED SECURITIES (cost $24,449,450)					24,447,947

BANK LOANS(c) — 2.6%
Biotechnology — 0.1%
Concordia Healthcare Corp., Initial Dollar Term loan	5.501%		10/21/21	812	604,984

Commercial Services — 0.2%
Ancestry.com Operations, Inc., Term Loan (Second Lien)	9.460%		10/18/24	1,080	1,104,299
Syniverse Holdings, Inc., Initial Term Loan	4.172%		04/30/19	146	135,807
Syniverse Holdings, Inc., Tranche Term Loan B	4.296%		04/23/19	607	565,309

					1,805,415

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Initial Term Loan B	4.726%		09/07/23	411	381,971

Diversified Financial Services — 0.0%
Gulf Finance LLC, Tranche Term Loan B^	6.550%		07/27/23	306	283,509

Electronics — 0.0%
SIG Combibloc Holdings S.C.A., Initial Dollar Term Loan	4.226%		03/11/22	478	479,394

Entertainment — 0.1%
CCM Merger, Inc., Term Loan	3.976%		08/06/21	571	573,670
Scientific Games International, Inc., Term Loan B-3	5.076%		10/18/20	150	151,590
Scientific Games International, Inc., Term Loan B-3	5.226%		10/18/20	41	41,085

					766,345

Foods — 0.1%
Moran Foods LLC, Term Loan^	7.226%		11/29/23	1,144	1,104,201
SUPERVALU, Inc., Term Loan	4.500%		06/01/24	100	96,576

					1,200,777

Internet Software & Services — 0.0%
Genesys Telecom Holdings U.S., Inc., Tranche Dollar Term Loan B-1	5.296%		11/17/23	218	218,192

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Leisure Time — 0.1%
Delta 2 Lux Sarl, Facility Term Loan B-3	4.504%	07/29/22	650	$650,203
Delta 2 Lux Sarl, Facility Term Loan (Second Lien)	8.004%	07/30/21	195	195,061
Intrawest Operations Group LLC, Initial Term Loan	4.726%	12/09/20	166	166,624

				1,011,888

Machinery—Construction & Mining — 0.0%
Vertiv Group Corp., Term Loan B	5.226%	09/26/23	486	487,338

Media — 0.2%
iHeartCommunications, Inc., Tranche Term Loan D	7.796%	01/30/19	1,563	1,270,640
iHeartCommunications, Inc., Tranche Term Loan E	8.726%	07/30/19	797	648,072
Vertis, Inc., Term Loan^(g)(i)	11.500%	12/20/15(d)	1,758	—

				1,918,712

Miscellaneous Manufacturing — 0.1%
Viskase Cos., Inc., Initial Term Loan	4.546%	01/30/21	565	540,334

Oil & Gas — 0.5%
Alon USA Partners LP, Tranche Term Loan B^	9.250%	11/26/18	196	196,306
California Resources Corp., Term Loan	11.534%	12/31/21	1,568	1,660,544
Chesapeake Energy Corp., Term Loan (Class A)	8.686%	08/15/21	1,944	2,067,520
MEG Energy Corp., Initial term Loan	4.720%	01/17/23	924	897,745
MEG Energy Corp., Initial Term Loan	4.680%	01/17/23	631	612,501
Ultra Resources, Inc., Term Loan	4.117%	03/30/24	825	817,489
Ultra Resources, Inc., Term Loan	4.117%	04/12/24	275	272,496

				6,524,601

Packaging & Containers — 0.0%
Berry Plastics Corp., Term Loan I	3.617%	09/16/22	71	70,732
Berry Plastics Corp., Term Loan I	3.726%	09/16/22	102	101,829

				172,561

Real Estate — 0.1%
Lightstone Holding Co. LLC, Refinancing Term Loan B	5.730%	01/30/24	1,173	1,142,456
Lightstone Holding Co. LLC, Refinancing Term Loan C	5.730%	01/30/24	73	70,658

				1,213,114

Retail — 0.1%
Academy Ltd., Term Loan	5.218%	07/01/22	935	730,058
Landry’s, Inc., Term Loan B	3.968%	09/22/23	161	160,213
Landry’s, Inc., Term Loan B	3.980%	10/04/23	6	6,407
Landry’s, Inc., Term Loan B	3.826%	10/04/23	107	106,777
Petsmart, Inc., Tranche Term Loan B-2	4.220%	03/11/22	249	230,973

				1,234,428

Semiconductors & Semiconductor Equipment — 0.1%
Micro Holding LP, Closing Date Term Loan B	3.326%	12/16/22	339	339,749
ON Semiconductor Corp., Term Loan B-1	3.476%	03/03/23	239	239,281

				579,030

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Software — 0.1%
Almonde, Inc., Dollar Term Loan (Second Lien)	8.460%	06/13/25	575	$584,344
Dell Software Group, Term Loan	7.000%	09/15/22	338	343,293
First Data Corp., 2022D New Dollar Term Loan	3.466%	07/08/22	663	662,045
SolarWinds, Inc., 2017 Refinancing Term Loan	4.726%	01/29/23	99	99,139

				1,688,821

Technology — 0.4%
Evergreen Skills Lux Sarl, Initial Term Loan (Second Lien)	9.295%	04/28/22	4,225	3,487,975
Kronos, Inc., Initial Term Loan (Second Lien)	9.420%	11/01/24	1,325	1,369,994

				4,857,969

Telecommunications — 0.4%
Avaya, Inc., Term Loan B-3	5.670%	10/26/17	330	262,075
Avaya, Inc., Term Loan B-7	6.250%	10/26/17	931	738,976
Avaya, Inc., Replacement Term Loan B-6	6.667%	03/31/18	365	289,871
Avaya, Inc., Facility Term Loan	8.617%	01/19/18	145	148,991
Avaya, Inc., Facility Term Loan	8.716%	01/19/18	205	211,071
Cincinnati Bell, Inc., Tranche Term Loan B	4.051%	09/10/20	210	210,748
Consolidated Communications, Inc., Term Loan	4.000%	10/05/23	304	305,368
Frontier Communications Corp., Term Loan B-1	4.910%	06/15/24	2,300	2,263,297
Securus Technologies Holdings, Inc., Term Loan	4.500%	06/20/24	617	618,928
Securus Technologies Holdings, Inc., Term Loan	4.500%	06/15/25	132	131,505

				5,180,830

Transportation — 0.0%
XPO Logistics, Inc., Refinanced Term Loan	3.405%	10/31/21	388	388,933

TOTAL BANK LOANS (cost $34,491,860)				31,539,146

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%	02/15/30	391	260,015
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	4.000%	11/15/29	549	367,830

				627,845

TOTAL CONVERTIBLE BONDS (cost $595,889)				627,845

CORPORATE BONDS — 90.2%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	3,175	2,405,063
Lamar Media Corp., Gtd. Notes	5.375%	01/15/24	67	70,015
Lamar Media Corp., Gtd. Notes	5.750%	02/01/26	383	412,683
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%	02/15/24	725	756,719

				3,644,480

Aerospace & Defense — 0.7%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	1,380	1,431,748
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.400%	04/15/21	962	1,010,099
Arconic, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	754,715
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	425	438,813

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Aerospace & Defense (continued)
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,025	$1,135,188
TransDigm, Inc., Gtd. Notes(a)	6.000%	07/15/22	703	724,090
TransDigm, Inc., Gtd. Notes(a)	6.375%	06/15/26	826	838,390
TransDigm, Inc., Gtd. Notes(a)	6.500%	07/15/24	1,675	1,729,438
TransDigm, Inc., Gtd. Notes	6.500%	05/15/25	367	373,423
Triumph Group, Inc., Gtd. Notes	4.875%	04/01/21	572	568,425

				9,004,329

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	1,025	1,064,719

Airlines — 0.3%
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	404	438,858
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%	02/01/24	1,393	1,412,154
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	419	459,140
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	1,297	1,365,262

				3,675,414

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,825	2,874,438
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%	02/01/23	400	416,000
Navistar International Corp., Gtd. Notes(a)	8.250%	11/01/21	1,358	1,371,580

				4,662,018

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,325	1,328,313
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	1,425	1,460,625
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	701	718,524
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	219,499
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%	04/01/25	2,422	2,361,450
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.500%	04/01/27	1,501	1,459,722
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	1,200	1,204,500
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	534	552,690
Dana, Inc., Sr. Unsec’d. Notes	5.375%	09/15/21	350	360,063
Goodyear Tire & Rubber Co. (The), Gtd. Notes	4.875%	03/15/27	1,269	1,288,035
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	635	657,225
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23	615	644,213
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%	09/15/23	1,150	1,167,250
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.750%	09/15/26	750	758,438
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	532	554,610
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	800	828,000
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	575	592,250

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Auto Parts & Equipment (continued)
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%		07/15/23	2,000	$2,115,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	87	90,263
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	1,593	1,680,615

					20,041,285

Banks — 0.6%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	558	606,183
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	300	311,955
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	445	471,699
Citigroup, Inc., Jr. Sub. Notes	6.125%	(c)	12/29/49	595	639,625
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	(c)	12/29/49	225	245,250
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	250	275,367
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	2,845	3,134,766
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	990	1,083,888
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49	460	494,500

					7,263,233

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	2,177	2,220,539

Biotechnology — 0.0%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%		04/01/22	214	162,105
Concordia International Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%		04/15/23	1,535	222,575

					384,680

Building Materials — 1.9%
Airxcel, Inc., Sr. Sec’d. Notes, 144A	8.500%		02/15/22	258	271,545
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%		08/15/23	1,275	1,478,999
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%		09/01/24	800	832,999
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%		04/01/24	830	881,957
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	1,540	1,636,249
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	1,825	1,936,781
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	887	955,743
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%		04/16/26	1,260	1,441,125
Griffon Corp., Gtd. Notes(a)	5.250%		03/01/22	2,900	2,954,375
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A(g)	7.500%		08/01/21	874	780,045
James Hardie International Finance DAC (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	1,400	1,466,500
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%		01/15/23	400	432,500
NWH Escrow Corp., Sr. Sec’d. Notes, 144A(g)	7.500%		08/01/21	471	419,190
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	875	922,031

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Building Materials (continued)
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	442	$472,939
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	3,180	3,331,051
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	587	601,675
US Concrete, Inc., Gtd. Notes(a)	6.375%	06/01/24	1,911	2,016,105
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24	590	622,450

				23,454,259

Chemicals — 4.1%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	3,325	3,516,188
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	694,406
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,000	1,084,999
Axalta Coating Systems LLC, Gtd. Notes, 144A	4.875%	08/15/24	301	310,783
Blue Cube Spinco, Inc., Gtd. Notes(a)	9.750%	10/15/23	1,245	1,506,449
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	2,041	2,515,532
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	828	765,899
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	150	133,875
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	270	277,602
Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	873	901,276
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	1,825	1,929,938
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	1,375	1,498,749
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	2,909	3,043,542
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(g)	8.500%	11/01/22	1,285	1,346,038
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	1,567	1,782,463
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22	1,880	1,654,400
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	2,692	2,456,450
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	2,115	2,093,850
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	3,025	2,064,563
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	400	420,000
Momentive Performance Materials, Inc., Sr. Sec’d. Notes	3.880%	10/24/21	420	416,850
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	717	714,312
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,040	1,034,800
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	2,981	2,966,095
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	495,306
Olin Corp., Sr. Unsec’d. Notes	5.125%	09/15/27	539	555,170
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	405	418,163
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,200	1,327,500
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	896	940,800
PQ Corp., Sr. Sec’d. Notes, 144A(g)	6.750%	11/15/22	775	833,125
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	2,010	2,075,325
TPC Group, Inc., Sr. Sec’d. Notes, 144A(g)	8.750%	12/15/20	4,690	4,221,000

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	2,573	$2,579,433
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	995	1,024,850
Venator Finance Sarl/Venator Materials Corp., Gtd. Notes, 144A	5.750%	07/15/25	531	536,310
Versum Materials, Inc., Gtd. Notes, 144A	5.500%	09/30/24	605	636,006

				50,772,047

Coal — 0.6%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	825	867,281
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22	5,030	4,941,976
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	525	551,250
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	132,995
Peabody Energy Corp., Sr. Sec’d. Notes, 144A(a)	6.375%	03/31/25	1,488	1,465,680

				7,959,182

Commercial Services — 2.9%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	1,276,999
ADT Corp. (The), Sr. Sec’d. Notes	3.500%	07/15/22	77	74,474
ADT Corp. (The), Sr. Sec’d. Notes	4.125%	06/15/23	2,094	2,075,678
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	2,737	2,244,338
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	459	464,738
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	524	563,299
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	2,450	2,538,813
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	225	222,749
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	207	203,378
Gartner, Inc., Gtd. Notes, 144A	5.125%	04/01/25	436	457,979
GW Honos Security Corp. (Canada), Gtd. Notes, 144A	8.750%	05/15/25	3,300	3,452,625
IHS Markit Ltd., Gtd. Notes, 144A	4.750%	02/15/25	300	322,125
IHS Markit Ltd., Gtd. Notes, 144A	5.000%	11/01/22	295	318,414
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	425	447,844
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%	05/01/25	6,025	6,461,813
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%	11/01/24	790	801,850
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,544	1,601,900
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	2,810	3,053,515
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/23	406	404,985
Syniverse Foreign Holdings Corp., Gtd. Notes, 144A(a)	9.125%	01/15/22	447	445,324
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	78	75,660
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	954	925,380
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	375	392,813
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,835	1,890,050
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	1,360	1,424,600
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,435	2,593,275
United Rentals North America, Inc., Gtd. Notes(a)	7.625%	04/15/22	774	808,830
United Rentals North America, Inc., Sec’d. Notes	4.625%	07/15/23	500	519,125

				36,062,573

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Computers — 1.1%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%		06/15/21	1,116	$1,169,010
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%		06/15/24	2,520	2,770,125
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	5	5,117
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	348	366,868
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%		06/15/23	1,005	1,090,596
Diebold Nixdorf, Inc., Gtd. Notes	8.500%		04/15/24	724	810,047
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A(a)	6.875%		03/01/20	350	361,375
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%		08/15/22	313	333,345
Western Digital Corp., Gtd. Notes	10.500%		04/01/24	5,403	6,373,811
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	179	196,676

					13,476,970

Cosmetics/Personal Care — 0.1%
Revlon Consumer Products Corp., Gtd. Notes	5.750%		02/15/21	563	517,960
Revlon Consumer Products Corp., Gtd. Notes(a)	6.250%		08/01/24	558	485,460

					1,003,420

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%		10/01/23	1,300	1,397,499
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	1,365	1,371,825
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	2,490	2,477,550
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%		09/01/22	2,570	2,672,800
HD Supply, Inc., Gtd. Notes, 144A	5.750%		04/15/24	446	473,875
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%		07/15/23	450	469,125

					8,862,674

Diversified Financial Services — 3.1%
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	336,263
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	248,326
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%		04/15/20	600	677,999
Alliance Data Systems Corp., Gtd. Notes, MTN, 144A	5.875%		11/01/21	240	248,399
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	655	802,375
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		03/30/20	2,155	2,214,263
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	1,100	1,138,499
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		05/19/22	249	258,959
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	2,242	2,296,212
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%		09/30/24	700	738,443
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/15/22	3,730	4,019,076
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,834,605
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	500	520,000
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%		07/15/23	4,075	4,024,063
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%		08/15/21	1,025	1,098,031
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.340%	(c)	12/21/65	516	491,490
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.590%	(c)	12/21/65	2,936	2,803,880
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	1,700	1,759,500

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec’d. Notes, 144A	5.250%	03/15/22	339	$348,323
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	1,465	1,523,600
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	07/01/21	632	646,220
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	7.875%	10/01/20	750	770,625
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	650	699,563
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	1,225	1,319,938
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%	03/25/24	450	463,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,350	1,508,625
NFP Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,126	1,181,512
OneMain Financial Holdings LLC, Gtd. Notes, 144A(g)	6.750%	12/15/19	200	210,000
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	750	772,800
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,480	1,528,100
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	1,200	1,266,000
Springleaf Finance Corp., Gtd. Notes	7.750%	10/01/21	91	101,806
Springleaf Finance Corp., Gtd. Notes(a)	8.250%	12/15/20	432	484,920

				38,335,915

Electric — 4.2%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	175	182,219
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	625	653,906
AES Corp., Sr. Unsec’d. Notes	6.000%	05/15/26	422	451,539
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	800	783,999
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	3,096	3,018,600
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	3,825	3,624,188
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	550	515,625
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	975	1,018,875
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,584,500
Dynegy, Inc., Gtd. Notes(a)	5.875%	06/01/23	3,300	3,085,500
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	249	256,781
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22	7,150	7,060,626
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	5,980	5,800,600
Dynegy, Inc., Gtd. Notes(a)	8.034%	02/02/24	950	897,750
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%	01/15/25	620	601,400
GenOn Energy, Inc., Sr. Unsec’d. Notes(i)	7.875%	06/15/17(d)	3,235	1,941,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(i)	9.875%	10/15/20	6,167	3,669,365
Mirant Mid-Atlantic Series B Pass-Through Trust, Pass-Through Certificates	9.125%	06/30/17(d)	689	668,536
Mirant Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates (original cost $1,164,282; purchased 07/14/15 - 04/01/16)(f)(g)	10.060%	12/30/28	1,218	1,144,796
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	288	295,560
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	1,846	1,864,460
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	1,978	1,980,473
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	2,375	2,458,125
NRG REMA LLC, Pass-Through Certificates	9.237%	07/02/17	136	134,518
NRG REMA LLC, Pass-Through Certificates(g)	9.681%	07/02/26	2,565	1,923,750
NRG Yield Operating LLC, Gtd. Notes	5.000%	09/15/26	360	366,300
NRG Yield Operating LLC, Gtd. Notes(a)	5.375%	08/15/24	500	524,375
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%	11/30/29	100	107,499

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%		06/01/25	950	$669,750
Talen Energy Supply LLC, Gtd. Notes, 144A(a)	9.500%		07/15/22	700	602,000
Terraform Global Operating LLC, Gtd. Notes, 144A	9.750%		08/15/22	1,300	1,456,000
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	—%		10/10/17	6,875	17,187
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	—%		10/31/17	3,975	9,937

					51,369,739

Electrical Components & Equipment — 0.3%
Belden, Inc., Gtd. Notes, 144A(a)	5.500%		09/01/22	1,475	1,519,249
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23	348	358,005
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	1,025	1,025,000
WESCO Distribution, Inc., Gtd. Notes	5.375%		06/15/24	455	474,906

					3,377,160

Energy—Alternate Sources — 0.1%
Pattern Energy Group, Inc., Gtd. Notes, 144A	5.875%		02/01/24	400	421,000
TerraForm Power Operating LLC, Gtd. Notes, 144A	6.375%	(c)	02/01/23	545	566,800
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	6.625%	(c)	06/15/25	523	555,688

					1,543,488

Engineering & Construction — 0.5%
AECOM, Gtd. Notes	5.875%		10/15/24	2,740	2,979,751
AECOM, Sr. Unsec’d. Notes	5.125%		03/15/27	2,452	2,461,196
MasTec, Inc., Gtd. Notes	4.875%		03/15/23	56	55,860
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%		05/01/25	849	893,573

					6,390,380

Entertainment — 3.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%		06/15/25	500	519,999
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%		02/15/22	85	88,825
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	5.875%		11/15/26	1,810	1,889,187
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	6.125%		05/15/27	241	254,330
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%		06/15/23	930	981,150
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%		03/15/22	294	301,349
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	155	161,975
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Gtd. Notes, 144A	5.375%		04/15/27	115	121,325
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(g)	9.750%		05/30/20	635	279,487
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	2,925	2,988,063
Eldorado Resorts, Inc., Gtd. Notes	7.000%		08/01/23	1,545	1,670,532
Eldorado Resorts, Inc., Gtd. Notes, 144A	6.000%		04/01/25	411	435,660
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%		06/15/24	480	534,000
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%		03/01/24	450	468,000

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Entertainment (continued)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	1,090	$1,185,375
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	185	202,074
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	2,355	2,584,613
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	475	515,375
Mood Media Corp., Gtd. Notes, 144A	9.250%	10/15/20	150	96,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	600	613,500
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	1,325	1,285,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	650	662,188
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	05/01/24	2,950	3,068,000
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	505	527,725
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	1,351	1,394,908
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,925	2,050,125
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	3,350	3,333,250
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	5,750	6,303,438
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	687	726,503
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	794	798,859
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	391	411,039
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%	11/01/24	221	225,420
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/23	479	490,975
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	544	563,040

				37,731,539

Environmental Control — 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	1,375	1,416,249
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	5.875%	03/01/24	500	487,499
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	07/01/25	85	82,449
GFL Environmental, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.625%	05/01/22	525	536,813

				2,523,010

Foods — 2.6%
Albertsons Cos. LLC/Safeway, Inc./New
Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A	5.750%	03/15/25	3,189	2,965,768
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A	6.625%	06/15/24	1,414	1,403,395
B&G Foods, Inc., Gtd. Notes	5.250%	04/01/25	411	419,219
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000%	12/15/17	690	691,725
Dean Foods Co., Gtd. Notes, 144A(a)	6.500%	03/15/23	1,625	1,714,375
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%	06/15/25	607	631,280
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,975	1,965,125
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	700	688,625
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)(g)	5.750%	06/15/25	3,814	3,585,160

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Foods (continued)
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.875%	07/15/24	4,316	$4,046,251
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	2,340	2,338,830
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	297	296,852
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,375,431
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	2,059	2,053,853
Post Holdings, Inc., Gtd. Notes, 144A	5.500%	03/01/25	387	399,094
Post Holdings, Inc., Gtd. Notes, 144A	5.750%	03/01/27	352	361,680
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	1,200	1,272,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,483	1,453,340
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	5,024	4,885,841

				32,547,844

Forest Products & Paper — 0.2%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	560,999
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	225	230,063
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	600	595,499
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	02/01/24	850	887,562

				2,274,123

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	333	339,659
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	1,363	1,403,888
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	278	281,475
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	998	1,022,950
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	6.125%	03/01/25	475	434,625
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	1,175	1,158,844

				4,641,441

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000%	02/01/21	1,300	1,208,999

Healthcare—Products — 0.7%
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	611	620,165
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	200,791
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	2,150	2,289,750
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	787,500
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	2,503	2,133,808
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	1,435	1,255,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	241	219,913
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.750%	08/01/22	294	276,360

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Products (continued)
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	$257,500

				8,041,412

Healthcare—Services — 5.9%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	620	640,148
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,885	2,984,172
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	269,157
Acadia Healthcare Co., Inc., Gtd. Notes(a)	6.500%	03/01/24	760	811,299
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	525	539,438
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	505	526,463
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	700	756,825
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	9,041	7,899,574
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	2,040	1,986,450
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	243	246,038
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,948	2,011,018
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	740	741,850
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	564	572,460
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	375	385,313
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	683,483
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	311,250
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	397	439,678
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	150	157,593
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	574,219
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,092,500
HCA, Inc., Gtd. Notes	5.375%	02/01/25	8,012	8,451,058
HCA, Inc., Gtd. Notes	5.875%	05/01/23	930	1,012,538
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,792,800
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	1,185,788
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	870,000
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	487,560
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	508,375
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	605	622,394
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	548	580,195
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	585,875
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	715	740,025
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	437,750
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,500	1,539,375
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	1,835	1,844,175
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	650	682,500
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	400	420,500
Molina Healthcare, Inc., Gtd. Notes, 144A	4.875%	06/15/25	270	272,025
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,403	1,495,949
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	3,100	3,185,250
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	625	677,344
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750%	07/01/25	564	571,050
Tenet Healthcare Corp., Gtd. Notes	6.000%	10/01/20	575	615,250

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Healthcare—Services (continued)
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21	125	$126,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%		04/01/21	1,370	1,392,263
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.750%		06/01/20	210	217,350
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.625%		07/15/24	334	334,418
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%		03/01/19	326	342,336
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19	200	207,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	597	620,880
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%		06/15/23	2,485	2,485,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20	360	364,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%		04/01/22	10,523	11,167,534
THC Escrow Corp. III, Sec’d. Notes, 144A(a)	5.125%		05/01/25	1,127	1,131,226
THC Escrow Corp. III, Sr. Sec’d. Notes, 144A	4.625%		07/15/24	417	418,126
THC Escrow Corp. III, Sr. Unsec’d. Notes, 144A(a)	7.000%		08/01/25	1,457	1,451,537

					72,465,749

Home Builders — 2.7%
AV Homes, Inc., Sr. Unsec’d. Notes, 144A	6.625%		05/15/22	525	541,406
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	2,550	2,672,719
Beazer Homes USA, Inc., Gtd. Notes	6.750%		03/15/25	800	833,999
Beazer Homes USA, Inc., Gtd. Notes	7.250%	(c)	02/01/23	1,325	1,387,938
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%		05/15/25	1,900	1,966,499
CalAtlantic Group, Inc., Gtd. Notes	5.250%		06/01/26	159	164,963
CalAtlantic Group, Inc., Gtd. Notes	5.375%		10/01/22	1,025	1,104,438
CalAtlantic Group, Inc., Gtd. Notes	5.875%		11/15/24	626	678,428
CalAtlantic Group, Inc., Gtd. Notes(a)	8.375%		01/15/21	1,685	1,992,513
KB Home, Gtd. Notes(a)	7.000%		12/15/21	850	952,000
KB Home, Gtd. Notes	7.625%		05/15/23	2,375	2,665,938
Lennar Corp., Gtd. Notes	4.750%		05/30/25	2,175	2,272,875
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21	900	942,750
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%		11/15/20	520	530,400
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(g)	6.875%		12/15/23	1,186	1,211,203
Meritage Homes Corp., Gtd. Notes	6.000%		06/01/25	1,025	1,096,750
Meritage Homes Corp., Gtd. Notes, 144A	5.125%		06/06/27	700	700,875
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%		04/01/22	1,238	1,281,330
PulteGroup, Inc., Gtd. Notes	5.000%		01/15/27	1,525	1,565,031
PulteGroup, Inc., Gtd. Notes	5.500%		03/01/26	1,725	1,837,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%		03/01/24	650	679,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%		04/15/23	2,450	2,615,375
Toll Brothers Finance Corp., Gtd. Notes(a)	5.625%		01/15/24	340	366,350
William Lyon Homes, Inc., Gtd. Notes	5.875%		01/31/25	1,125	1,158,750
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	1,750	1,811,250

					33,030,155

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.625%		10/15/23	540	560,250

Household Products/Wares — 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	5.250%		12/15/24	277	287,734
Central Garden & Pet Co., Gtd. Notes	6.125%		11/15/23	105	111,825
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A	9.000%		08/15/23	591	589,523

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Household Products/Wares (continued)
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%	12/15/21	415	$427,969
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	432	463,363
Spectrum Brands, Inc., Gtd. Notes	6.125%	12/15/24	143	153,189

				2,033,603

Housewares — 0.1%
American Greetings Corp., Sr. Unsec’d. Notes, 144A	7.875%	02/15/25	286	309,238
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	227	237,783
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	367	393,975

				940,996

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares, Gtd. Notes^(i)	—%	10/15/20	500	—

Insurance — 0.2%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	674	713,765
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	395	492,024
Radian Group, Inc., Sr. Unsec’d. Notes(a)	7.000%	03/15/21	402	449,738
USIS Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.875%	05/01/25	464	472,120

				2,127,647

Internet — 0.4%
Match Group, Inc., Sr. Unsec’d. Notes	6.375%	06/01/24	235	255,563
Netflix, Inc., Gtd. Notes, 144A	4.375%	11/15/26	177	176,558
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	230	249,764
Symantec Corp., Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	530	554,677
VeriSign, Inc., Sr. Unsec’d. Notes, 144A	4.750%	07/15/27	95	96,069
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	940	989,350
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	2,107	2,204,449

				4,526,430

Iron/Steel — 0.9%
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	628	648,409
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	645	696,599
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/25	1,135	1,271,199
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.250%	02/25/22	2,515	2,829,375
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.750%	03/01/41	98	108,045
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	10/15/39	177	198,461
Cliffs Natural Resources, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	600	565,500
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	697	704,841
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	184,394
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(g)	6.375%	05/01/22	2,625	2,743,125
Steel Dynamics, Inc., Gtd. Notes	5.000%	12/15/26	245	251,431
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	395	410,306
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	680	722,500
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	262	288,200

				11,622,385

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Leisure Time — 0.4%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	805	$835,582
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	389	405,533
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	1,025	1,092,906
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	1,750	1,763,125
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	625	656,250

				4,753,396

Lodging — 1.9%
Boyd Gaming Corp., Gtd. Notes(a)	6.875%	05/15/23	4,263	4,561,408
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	675	695,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	600	583,500
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	4,620	4,897,200
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	4.250%	09/01/24	465	471,394
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes, 144A	6.125%	12/01/24	213	232,170
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	4.625%	04/01/25	305	314,531
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	4.875%	04/01/27	151	157,984
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	1,375	1,423,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,175	1,289,563
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,715	1,792,175
MGM Resorts International, Gtd. Notes	4.625%	09/01/26	630	636,300
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	1,095	1,207,238
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,825	2,048,563
MGM Resorts International, Gtd. Notes	7.750%	03/15/22	1,145	1,343,944
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	894,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	320	336,600

				22,885,395

Machinery—Construction & Mining — 0.3%
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	930	956,738
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A(a)	9.250%	10/15/24	2,137	2,307,959

				3,264,697

Machinery—Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	1,956	2,039,128
Cloud Crane LLC, Sec’d. Notes, 144A(g)	10.125%	08/01/24	2,175	2,387,063
Tennant Co., Gtd. Notes, 144A	5.625%	05/01/25	287	301,350

				4,727,541

Media — 8.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	700	742,657

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	1,470	$1,631,698
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,020	1,082,475
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	3,115	3,241,547
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	818,999
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	967,444
Belo Corp., Gtd. Notes	7.750%	06/01/27	500	554,999
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(g)	6.875%	02/15/25	775	831,188
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	1,257	1,399,984
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	1,383	1,400,288
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	825	851,297
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	275	282,563
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	360	370,584
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	594	607,365
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	3,330	3,533,963
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	2,486	2,660,019
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,476	2,643,129
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	3,075	3,286,406
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	721	7,334,887
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	307	313,140
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	5,416	5,984,679
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,714	2,768,279
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,931	2,916,344
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,455	2,418,175
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,158	1,190,076
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	1,152	1,218,239
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250%	06/01/24	375	382,538
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	467	517,203
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	176,445
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	245	251,125
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	125	134,375
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	1,177	1,255,824
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	3,237	3,593,070
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	5,715	6,772,275
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	169	174,070
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	590	595,900
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875%	07/15/26	2,105	2,147,100
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19	163	127,955

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	500	$537,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	1,646	1,719,889
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,365	1,382,063
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	280	292,950
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	2,303	2,429,665
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	1,731	1,811,059
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	516,506
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	6,482	7,032,970
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	715	734,663
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	500	519,375
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	1,000	967,501
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	746	765,583
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	500	511,250
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	4.625%	05/15/23	580	596,675
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375%	04/15/25	635	656,431
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	5.000%	08/01/27	454	457,405
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	1,425	1,503,375
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	255	262,650
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,550	1,623,625
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	2,105	2,257,613
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	540	560,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	252,420
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	5.125%	02/15/25	3,127	3,099,639
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750%	09/15/22	1,355	1,409,200
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	1,155	1,208,419
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	445	470,031
Videotron Ltd./Videotron Ltee (Canada), Sr. Unsec’d. Notes, 144A	5.125%	04/15/27	170	174,675
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	683	708,613
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	420,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	208,162
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	859,563
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,390	1,419,538

				104,547,562

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	2,060	2,121,800
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	870	913,500
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	2,610	2,932,988

				5,968,288

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Mining — 3.6%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	962	$1,043,770
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	430	442,165
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.125%	09/27/22	1,049	1,072,603
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.750%	04/10/27	327	335,927
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25	830	863,199
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	3,338	3,196,135
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	1,300	1,330,875
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.250%	05/15/22	1,510	1,543,975
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	1,100	1,075,250
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	4.750%	05/15/22	726	728,723
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	5.125%	05/15/24	1,124	1,124,000
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	975	1,110,281
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	1,435	1,344,854
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	6,605	6,142,650
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	957	935,468
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	200	188,500
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	82,570
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	1,438	1,239,987
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	1,200	1,242,000
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	673	698,238
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	216,563
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,650	1,699,500
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,782,344; purchased 07/12/16 - 08/04/16)(f)(g)	10.750%	08/01/21	1,850	1,691,825
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	1,000	1,131,250
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	278,913
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	1,250	1,380,863
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	175	186,813
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	1,795	1,887,263
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	420	457,800
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,800	1,849,500
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	5,120	5,299,200
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	357,082
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	765	768,825
Teck Resources Ltd. (Canada), Gtd. Notes(a)	6.250%	07/15/41	890	923,375
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	365	421,575
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	550	573,375

				44,864,892

Miscellaneous Manufacturing — 1.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	363	368,884

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Miscellaneous Manufacturing (continued)
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	503	$502,999
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	923	925,308
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	1,397	1,449,387
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	158,025
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	5,595	6,210,448
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	725	755,813
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(g)	6.000%	07/15/22	1,943	1,947,858
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	248	263,500

				12,582,222

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	1,545	1,671,010

Oil & Gas — 6.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	725	730,438
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	2,259	2,263,925
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,100	1,110,999
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,088,438
Antero Resources Corp., Gtd. Notes, 144A	5.000%	03/01/25	1,825	1,770,249
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	2,007	2,006,999
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	88,749
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	299,249
California Resources Corp., Gtd. Notes	6.000%	11/15/24	297	154,440
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	3,062	1,936,716
Carrizo Oil & Gas, Inc., Gtd. Notes	8.250%	07/15/25	400	409,000
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.250%	04/15/27	177	168,615
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	790	734,699
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	229	206,099
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	460	450,799
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	01/15/25	319	315,809
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	2,515	2,470,987
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	1,525	1,656,531
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	689	699,335
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	1,125	1,155,938
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	713	680,915
Delek Logistics Partners LP, Gtd. Notes, 144A(a)	6.750%	05/15/25	760	767,600
Diamondback Energy, Inc., Gtd. Notes, 144A	4.750%	11/01/24	168	167,160
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375%	05/31/25	925	938,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,550	1,604,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	739,375
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	114	87,780
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	168	136,500
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	828	488,520

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	1,421	$1,120,814
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A(a)	8.000%	02/15/25	1,561	1,162,945
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/29/24	120	119,700
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	3,050	2,745,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	588,800
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(g)	5.750%	10/01/25	1,642	1,547,586
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	6.375%	01/30/23	2,087	1,612,208
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,038	807,046
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	2,395	2,179,450
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.500%	01/15/23	304	288,040
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	1,750	1,811,250
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	5.250%	03/15/42	35	19,250
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	6.200%	08/01/40	232	139,200
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	1,264	1,000,140
Oasis Petroleum, Inc., Gtd. Notes(a)	6.500%	11/01/21	690	669,300
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	38	36,765
Parker Drilling Co., Gtd. Notes(a)	6.750%	07/15/22	1,114	854,995
Parker Drilling Co., Gtd. Notes(a)	7.500%	08/01/20	134	115,910
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.000%	11/15/23	500	492,500
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes, 144A	7.250%	06/15/25	475	457,781
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	450	440,438
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.750%	12/15/23	950	945,250
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	365	344,925
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	333	316,350
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	08/15/22	300	294,750
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	1,252	1,223,831
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	3,640	3,694,600
Rice Energy, Inc., Gtd. Notes(a)	6.250%	05/01/22	300	313,500
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	2,056	2,215,341
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	416	387,920
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	1,450	1,451,813
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A	9.500%	11/02/20	1,908	1,850,314
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	524	463,740
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	31	29,528
Stone Energy Corp., Sec’d. Notes	7.500%	05/31/22	65	61,157
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	595	621,775
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	4,199	4,412,309
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23	900	969,750
Tesoro Corp., Gtd. Notes, 144A	5.125%	12/15/26	1,990	2,165,558
Transocean, Inc., Gtd. Notes(a)	5.800%	10/15/22	352	326,480
Transocean, Inc., Gtd. Notes(a)	6.800%	03/15/38	1,198	874,540
Transocean, Inc., Gtd. Notes(a)	9.350%	12/15/41	252	224,280
Transocean, Inc., Gtd. Notes, 144A(a)	9.000%	07/15/23	1,109	1,150,588

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Tullow Oil PLC (Ghana), Gtd. Notes, 144A	6.000%	11/01/20	675	$641,250
Ultra Resources, Inc., Gtd. Notes, 144A	6.875%	04/15/22	2,250	2,233,125
Ultra Resources, Inc., Gtd. Notes, 144A	7.125%	04/15/25	324	319,545
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	290,490
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	1,231	1,326,403
Whiting Petroleum Corp., Gtd. Notes(a)	5.750%	03/15/21	590	554,600
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	66	60,555
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%	09/15/24	177	168,150
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	2,075	2,054,250
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	750	787,500
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	550	596,750

				76,909,024

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp. Escrow, Gtd. Notes^	—%	12/31/99	135	2,025
Penn VA Corp. Escrow, Notes^	—%	12/31/99	610	9,150

				11,175

Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	360	349,200
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	560	515,199
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	692	612,420
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	607	588,790
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes(i)	9.000%	03/26/18	1,170	292,499
SESI LLC, Gtd. Notes	7.125%	12/15/21	77	73,343
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	754	769,386
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	186	176,700
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	472	416,540
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	231	180,180
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	207	175,950
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	60	51,600
Weatherford International Ltd., Gtd. Notes(a)	7.000%	03/15/38	262	224,010
Weatherford International Ltd., Gtd. Notes	7.750%	06/15/21	90	90,450
Weatherford International Ltd., Gtd. Notes	8.250%	06/15/23	221	221,000

				4,737,267

Packaging & Containers — 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK	7.125%	09/15/23	1,825	1,948,005
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	620,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	1,100	1,154,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	3,575	3,910,156
Ball Corp., Gtd. Notes	5.000%	03/15/22	475	507,063
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	569,535
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	800	832,999
Berry Plastics Corp., Sec’d. Notes(a)	6.000%	10/15/22	300	319,875
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	810	827,213

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Packaging & Containers (continued)
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%		11/01/19	2,200	$2,167,000
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%		01/15/25	142	147,680
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%		01/15/25	600	639,750
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%		08/15/25	464	520,840
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%		08/15/19	1,400	1,036,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)(g)	6.500%		10/01/21	3,225	3,329,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Gtd. Notes, 144A(a)	7.000%		07/15/24	1,700	1,823,616
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%		10/15/20	1,030	1,054,040
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%		07/15/23	730	758,288
Sealed Air Corp., Gtd. Notes, 144A	4.875%		12/01/22	550	585,750
Sealed Air Corp., Gtd. Notes, 144A	5.125%		12/01/24	965	1,034,963
Sealed Air Corp., Gtd. Notes, 144A	5.250%		04/01/23	775	831,188

					24,619,772

Pharmaceuticals — 2.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23	3,166	2,661,024
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	(c)	02/01/25	1,075	876,125
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Sec’d. Notes, 144A	5.875%		10/15/24	200	206,000
Endo Finance LLC, Gtd. Notes, 144A	5.750%		01/15/22	2,064	1,857,187
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	(c)	01/15/23	2,600	2,171,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	7.250%	(c)	01/15/22	439	420,343
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%		05/01/23	1,675	1,574,500
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%		11/01/24	225	228,375
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(a)(g)	7.625%		05/15/21	2,260	2,401,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%		03/15/20	1,170	1,130,513
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23	371	314,883
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%		12/01/21	277	249,993
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	3,518	3,016,686
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	3,745	3,169,206

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	1,468	$1,422,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	175	175,438
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21	550	522,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.000%	10/01/20	983	967,026
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.250%	07/15/22	525	493,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	4,025	3,899,219
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	909	953,314
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	605	636,006
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	2,650	3,047,500

				32,393,713

Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	09/15/24	700	715,749
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	280	282,099
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%	03/31/25	975	1,039,594
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	5.750%	04/01/25	466	464,835
DCP Midstream Operating LP, Gtd. Notes	3.875%	03/15/23	875	844,375
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	183	185,745
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	148	150,960
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	419,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	1,310	1,388,600
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	189	179,078
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	416	407,680
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	295	295,738
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	444	461,760
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	290	292,900
NuStar Logistics LP, Gtd. Notes	4.800%	09/01/20	323	335,920
NuStar Logistics LP, Gtd. Notes(a)	5.625%	04/28/27	313	328,650
NuStar Logistics LP, Gtd. Notes	6.750%	02/01/21	347	378,230
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	281	285,215
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)	5.625%	04/15/20	1,875	1,992,188
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	134,750
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	331	314,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	293	292,634

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%	04/15/25	442	$444,210
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	465	470,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	226	220,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	1,037	1,062,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,612,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	99	101,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%	02/01/27	675	698,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.250%	01/15/25	455	477,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	616	629,090
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	50	52,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	1,175	1,248,438
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	1,220	1,320,650
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	545	536,825
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	355	366,538
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	40	47,400
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	283	336,770

				20,817,537

Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	586	599,918
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.250%	02/01/22	166	173,055
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	173,072

				946,045

Real Estate — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A(a)	8.875%	10/15/21	1,925	2,021,250
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,989,063; purchased 11/10/14 - 03/29/16)(f)(g)	8.250%	12/01/22	1,975	2,128,063

				4,149,313

Real Estate Investment Trusts (REITs) — 1.2%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.000%	03/15/24	361	371,830
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A(a)	5.375%	03/15/27	221	230,116
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	846,110
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	05/15/27	1,135	1,210,194
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	484,313
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	271,487

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Real Estate Investment Trusts (REITs) (continued)
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%		05/01/25	478	$495,328
FelCor Lodging LP, Gtd. Notes	6.000%		06/01/25	950	1,014,125
Iron Mountain, Inc., Gtd. Notes	5.750%		08/15/24	690	703,800
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%		10/01/20	306	316,710
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%		09/01/26	1,425	1,433,906
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625%		05/01/24	855	931,950
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%		08/01/26	1,050	1,091,570
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		03/01/24	975	1,060,439
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	600	615,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/23	675	690,188
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	400	414,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	425	442,000
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%		09/01/24	450	457,875
Uniti Group, Inc./CSL Capital LLC, Gtd. Notes, 144A	7.125%		12/15/24	52	51,627
Uniti Group, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%		04/15/23	660	686,809
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	7.125%		12/15/24	418	414,343

					14,233,720

Retail — 4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	825	854,906
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.250%		05/15/24	1,193	1,185,472
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24	900	895,499
Caleres, Inc., Gtd. Notes	6.250%		08/15/23	1,175	1,224,938
CEC Entertainment, Inc., Gtd. Notes	8.000%		02/15/22	2,350	2,449,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	6.125%		03/15/20	1,168	554,799
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(g)	9.000%		03/15/19	3,882	1,960,409
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%		05/01/25	553	582,033
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	(c)	06/15/23	400	373,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%		05/01/21	750	708,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%		01/15/22	1,000	940,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	150	141,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%		06/15/20	1,600	1,512,000
Guitar Center, Inc., Sr. Sec’d. Notes, 144A	6.500%		04/15/19	317	275,394
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250%		06/15/21	1,750	1,680,000
JC Penney Corp., Inc., Sr. Sec’d. Notes, 144A(a)	5.875%		07/01/23	570	565,725
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%		03/15/19	224	224,000

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	4.750%	06/01/27	1,179	$1,204,054
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	1,425	1,499,813
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	4,325	4,152,000
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	775	747,875
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750%	10/15/24	3,938	4,031,528
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	2,450	2,143,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	4,454	2,460,835
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	99	96,029
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	285	285,713
New Albertsons, Inc., Sr. Unsec’d. Notes(a)	8.000%	05/01/31	235	232,649
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	750	764,999
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	315	326,025
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	902,465
PetSmart, Inc., Gtd. Notes, 144A	8.875%	06/01/25	1,165	1,075,994
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	2,302	2,218,553
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	5,180	4,610,198
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A (original cost $1,153,913; purchased 11/03/15 - 03/01/17)(f)(g)	10.250%	06/30/20	1,235	1,259,700
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	5,745	5,640,872
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%	05/15/20	1,950	1,847,625
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	356,125
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,250	1,279,688
Sonic Automotive, Inc., Gtd. Notes, 144A	6.125%	03/15/27	150	149,250
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%	06/15/22	1,435	1,178,494

				54,592,784

Semiconductors — 1.0%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%	07/01/24	391	413,971
Micron Technology, Inc., Sr. Sec’d. Notes	7.500%	09/15/23	1,636	1,829,048
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	84	88,620
Micron Technology, Inc., Sr. Unsec’d. Notes	5.875%	02/15/22	67	70,099
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,712	4,893,413
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	320	336,960
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	1,277	1,372,775
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,208,300
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	250	261,450
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	1,003	1,093,270

				12,567,906

Software — 4.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	10,235	10,596,500
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	9.000%	10/15/19	3,850	3,854,813
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	850	915,875

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	975	$994,500
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	300	314,999
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	11,662	12,449,186
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	910	945,263
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	1,178	1,211,491
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC, Gtd. Notes, 144A(a)	10.000%	11/30/24	880	988,900
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(g)	7.125%	05/01/21	4,762	4,904,860
Infor US, Inc., Gtd. Notes(g)	6.500%	05/15/22	2,508	2,595,780
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	455	469,788
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	2,629	2,675,849
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Gtd. Notes, 144A	6.000%	07/15/25	601	619,030
Nuance Communications, Inc., Gtd. Notes	6.000%	07/01/24	1,055	1,123,575
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	691	702,229
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	227	244,166
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	300	309,375
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,315	1,400,475
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	1,125	1,170,000
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	490	562,888

				49,049,542

Telecommunications — 7.2%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	874	970,140
Avaya, Inc., Sec’d. Notes, 144A(i)	10.500%	03/01/21	2,705	263,737
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)(i)	7.000%	04/01/19	1,282	1,028,805
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	800	794,000
Cincinnati Bell, Inc., Gtd. Notes, 144A(a)	7.000%	07/15/24	518	541,414
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	337	336,158
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	478	510,265
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	720,330
Consolidated Communications, Inc., Gtd. Notes	6.500%	10/01/22	430	427,849
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,725	1,612,703
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,750	1,645,578
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	5,045	5,095,450
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	478	426,615
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	800	630,000
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	278	292,248
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	1,196	1,173,264
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	1,180	1,128,375
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	7,284	6,755,911

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Goodman Networks, Inc., Sr. Sec’d. Notes(g)	8.000%	05/11/22	453	$380,907
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	1,450	1,551,500
Hughes Satellite Systems Corp., Gtd. Notes	6.625%	08/01/26	443	476,225
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	693	724,185
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	200	213,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	3,183	2,633,933
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	441	441,110
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,285	2,159,325
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,005	927,113
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	1,062	1,144,305
Intelsat Jackson Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	9.750%	07/15/25	3,007	3,003,241
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,115	613,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,505	793,888
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	5,191
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	3,212	3,332,803
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	619	646,081
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	286	297,440
Nokia OYJ (Finland), Sr. Unsec’d. Notes	3.375%	06/12/22	110	110,836
Nokia OYJ (Finland), Sr. Unsec’d. Notes	4.375%	06/12/27	110	111,994
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	95	100,373
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	366,098
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	1,600	1,676,000
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	142	135,093
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	735	698,456
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	420	466,400
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,032	1,072,857
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	4,084	4,539,652
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,286	1,620,360
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	996	1,080,969
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	893,580
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	632	695,200
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	311,040
Sprint Corp., Gtd. Notes	7.125%	06/15/24	5,836	6,492,551
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	843,439
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	2,707	3,116,434
Sprint Corp., Gtd. Notes	7.875%	09/15/23	3,927	4,516,050
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,100	1,179,750
T-Mobile USA, Inc., Gtd. Notes(a)	5.125%	04/15/25	459	481,950
T-Mobile USA, Inc., Gtd. Notes	5.375%	04/15/27	307	329,258
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	1,242	1,314,570
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	222,560
T-Mobile USA, Inc., Gtd. Notes(a)	6.375%	03/01/25	1,499	1,620,794
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	634,250
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	1,502	1,657,832
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	630	666,666
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	564,708

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), Sr. Sec’d. Notes, 144A	8.875%	05/01/22	325	$338,406
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	4,280	4,451,200
Windstream Services LLC, Gtd. Notes(a)	7.500%	06/01/22	294	262,395
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	387	339,593
Windstream Services LLC, Gtd. Notes	7.750%	10/01/21	380	357,200
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, PIK, 144A	9.625%	06/01/22	1,850	1,924,000

				88,889,353

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	3,130	3,235,638

Transportation — 0.6%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%	12/10/19	2,100	1,837,499
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $346,313; purchased 01/17/17-02/07/17)(f)(g)	5.000%	03/01/21	500	268,750
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $870,000; purchased 03/02/12-01/10/17)(a)(f)(g)	5.875%	04/01/20	920	529,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	656,625
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	1,220	1,270,325
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,900	3,045,000

				7,607,199

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	300	313,596
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	311	324,840

				638,436

TOTAL CORPORATE BONDS (cost $1,103,935,281)				1,111,507,514

			Shares
COMMON STOCKS — 0.3%
Independent Power & Renewable Electricity Producers — 0.0%
Dynegy, Inc.*			8,000	66,160

Oil & Gas Exploration & Production — 0.3%
Penn Virginia Corp. NPV*			5,642	207,344
Vistra Energy Corp.			179,373	3,011,673

				3,219,017

Oil, Gas & Consumable Fuels — 0.0%
Penn Virginia Corp.*(a)			4,625	169,969
Sabine Oil & Gas Holdings, Inc.*			239	9,739
Stone Energy Corp.*(a)			5,464	100,428

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corp.*(a)	38,499	$417,714

		697,850

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc.*	90,376	72,660

TOTAL COMMON STOCKS (cost $5,822,654)		4,055,687

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(g)	26,000	767,780

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, CVT, 5.375%(g)	36,100	1,049,608

Insurance — 0.2%
XLIT Ltd. (Bermuda), Series D, 4.278%	2,550	2,250,375

TOTAL PREFERRED STOCKS (cost $4,603,186)		4,067,763

	Units
RIGHTS* — 0.0%
Oil & Gas Exploration & Production — 0.0%
Vistra Energy Corp., (TRAs)^ (cost $0)	179,373	179,373

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	759	5,313
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	135	743

		6,056

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19^(g)	2,792	—

		—

TOTAL WARRANTS (cost $6,123)		6,056

TOTAL LONG-TERM INVESTMENTS (cost $1,173,904,443)		1,176,431,331

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 20.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	64,838,937	$64,838,937
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $192,106,402; includes $191,915,213 of cash collateral for securities on loan)(b)(w)	192,065,898	192,085,105

TOTAL SHORT-TERM INVESTMENTS (cost $256,945,339)		256,924,042

TOTAL INVESTMENTS — 116.3% (cost $1,430,849,782)		1,433,355,373
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (16.3)%		(200,961,899)

NET ASSETS — 100.0%		$1,232,393,474

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,224,014 and 1.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,407,591; cash collateral of $191,915,213 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Post maturity date.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $7,418,165. The aggregate value of $7,129,633 is 0.6% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $71,247,817 is 5.8% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
99	2 Year U.S. Treasury Notes	Sep. 2017	$21,428,578	$21,394,828	$(33,750)
206	10 Year U.S. Treasury Notes	Sep. 2017	25,957,117	25,859,438	(97,679)
60	20 Year U.S. Treasury Bonds	Sep. 2017	9,158,344	9,221,250	62,906
28	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	4,541,969	4,644,500	102,531

					$34,008

Cash of $860,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,998,497	$11,449,450
Bank Loans	—	29,955,130	1,584,016
Convertible Bonds	—	627,845	—
Corporate Bonds	—	1,111,496,339	11,175
Common Stocks	3,838,604	217,083	—
Preferred Stocks	3,018,155	1,049,608	—
Warrants	—	6,056	—
Rights	—	—	179,373
Affiliated Mutual Funds	256,924,042	—	—
Other Financial Instruments*
Futures Contracts	34,008	—	—

Total	$263,814,809	$1,156,350,558	$13,224,014

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Rights
Balance as of 12/31/16	$—	$5,862,906	$412,635	$—
Realized gain (loss)	—	(261,187)	1,204	—
Change in unrealized appreciation (depreciation)**	—	321,330	(26)	179,373
Purchases/Exchanges/Issuances	11,449,450	—	—	—
Sales/Paydowns	—	(3,044,614)	(1,204)	—
Accrued discount/premium	—	(11,376)	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(1,283,043)	(401,434)	—

Balance as of 06/30/17	$11,449,450	$1,584,016	$11,175	$179,373

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

**	Of which, $69,538 was relating to securities held at the reporting period end.

During the period, there were no transfers between Level 1 and Level 2 to report.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$5,750,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Collateralized Loan Obligations	5,699,450	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	1,584,016	Market Approach	Single Broker Indicative Quote
Corporate Bonds	11,175	Market Approach	Single Broker Indicative Quote
Rights	179,373	Market Approach	Unchanged Bid Price

	$13,224,014

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,283,043	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	$401,434	L3 to L2	Discounted Pricing to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (15.6% represents investments purchased with collateral from securities on loan)	20.8%
Media	8.8
Telecommunications	7.6
Oil & Gas	6.7
Healthcare-Services	5.9
Retail	4.5
Electric	4.2
Chemicals	4.1
Software	4.1
Mining	3.6
Entertainment	3.2
Diversified Financial Services	3.1
Commercial Services	3.1
Foods	2.7
Home Builders	2.7
Pharmaceuticals	2.6
Packaging & Containers	2.0
Collateralized Loan Obligations	2.0
Building Materials	1.9
Lodging	1.9
Pipelines	1.7
Auto Parts & Equipment	1.6
Real Estate Investment Trusts (REITs)	1.2
Computers	1.1
Miscellaneous Manufacturing	1.1
Semiconductors	1.0
Iron/Steel	0.9
Aerospace & Defense	0.7
Distribution/Wholesale	0.7
Healthcare-Products	0.7

Transportation	0.6%
Coal	0.6
Banks	0.6
Engineering & Construction	0.5
Metal Fabricate/Hardware	0.5
Leisure Time	0.5
Real Estate	0.4
Technology	0.4
Oil & Gas Services	0.4
Machinery-Diversified	0.4
Auto Manufacturers	0.4
Gas	0.4
Internet	0.4
Insurance	0.4
Machinery-Construction & Mining	0.3
Airlines	0.3
Advertising	0.3
Oil & Gas Exploration & Production	0.3
Electrical Components & Equipment	0.3
Textiles	0.3
Environmental Control	0.2
Forest Products & Paper	0.2
Beverages	0.2
Household Products/Wares	0.2
Office/Business Equipment	0.1
Energy-Alternate Sources	0.1
Cosmetics/Personal Care	0.1
Hand/Machine Tools	0.1
Independent Power & Renewable Electricity Producers	0.1
Agriculture	0.1
Biotechnology	0.1
Private Equity	0.1
Housewares	0.1
Capital Markets	0.1
Oil, Gas & Consumable Fuels	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Trucking & Leasing	0.0	%*
Semiconductors & Semiconductor Equipment	0.0	*
Home Furnishings	0.0	*
Electronics	0.0	*
Internet Software & Services	0.0	*

Wireless Telecommunication Services	0.0	%*
Specialty Retail	0.0	*

	116.3
Liabilities in excess of other assets	(16.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$185,429		—	$—
Interest rate contracts	Due from/to broker — variation margin futures	165,437	*	Due from/to broker — variation margin futures	131,429	*

Total		$350,866			$131,429

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(780,760)	$(780,760)
Interest rate contracts	477,773	—	477,773

Total	$477,773	$(780,760)	$(302,987)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$96,993	$96,993
Equity contracts	179,373	(67)	—	—	179,306
Interest rate contracts	—	—	285,339	—	285,339

Total	$179,373	$(67)	$285,339	$96,993	$561,638

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)
$61,986,767	$4,339,911	$20,526,667	$5,940,000

(1)	Value at Trade Date.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$187,407,591	$(187,407,591)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $187,407,591:
Unaffiliated investments (cost $1,173,904,443)	$1,176,431,331
Affiliated investments (cost $256,945,339)	256,924,042
Foreign currency, at value (cost $95,372)	80,225
Deposit with broker for futures	860,000
Dividends and interest receivable	18,834,668
Receivable for investments sold	6,340,073
Receivable for fund share sold	43,210
Receivable from manager	12,798
Prepaid expenses	1,526

Total Assets	1,459,527,873

LIABILITIES:
Payable to broker for collateral for securities on loan	191,915,213
Payable for investments purchased	33,736,149
Payable to custodian	601,378
Accrued expenses and other liabilities	310,240
Management fees payable	303,774
Payable for fund share repurchased	117,162
Due to broker-variation margin futures	116,359
Distribution fee payable	33,759
Affiliated transfer agent fee payable	365

Total Liabilities	227,134,399

NET ASSETS	$1,232,393,474

Net assets were comprised of:
Paid-in capital	$866,950,394
Retained earnings	365,443,080

Net assets, June 30, 2017	$1,232,393,474

Net asset value and redemption price per share, $1,232,393,474 / 125,508,445 outstanding shares of beneficial interest	$9.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$45,375,911
Income from securities lending, net (including affiliated income of $252,013)	297,943
Affiliated dividend income	212,703
Unaffiliated dividend income	171,409

46,057,966

EXPENSES
Management fees	3,419,908
Distribution fee	1,512,690
Custodian and accounting fees	172,000
Audit fee	25,000
Trustees’ fees	10,000
Legal fees and expenses	7,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	16,215

Total expenses	5,173,813

NET INVESTMENT INCOME (LOSS)	40,884,153

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,134)	1,224,170
Futures transactions	477,773
Swap agreements transactions	(780,760)
Foreign currency transactions	1,140

922,323

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(23,992))	14,925,902
Futures	285,339
Swap agreements	96,993
Foreign currencies	5,708

15,313,942

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	16,236,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,120,418

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$40,884,153	$84,813,873
Net realized gain (loss) on investment and foreign currency transactions	922,323	(31,624,274)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,313,942	131,147,587

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,120,418	184,337,186

FUND SHARE TRANSACTIONS:
Fund share sold [3,492,029 and 27,275,364 shares, respectively]	33,617,884	232,380,402
Fund share repurchased [5,262,001 and 68,948,083 shares, respectively]	(50,563,796)	(596,943,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,945,912)	(364,563,074)

CAPITAL CONTRIBUTIONS	—	3,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,174,506	(180,222,642)
NET ASSETS:
Beginning of period	1,192,218,968	1,372,441,610

End of period	$1,232,393,474	$1,192,218,968

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.5% ASSET-BACKED SECURITIES — 8.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value

Automobiles — 1.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	$1,154,452
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,977,554
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	1,385	1,386,816
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	16,459	16,401,922
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	30,300	30,291,813

					54,212,557

Collateralized Loan Obligations — 4.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.318%	(c)	07/15/26	15,680	15,679,890
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.858%	(c)	01/15/28	9,000	9,007,855
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.574%	(c)	07/15/30	6,000	6,000,000
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.776%	(c)	01/20/28	7,750	7,795,802
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621%	(c)	05/05/27	1,000	1,001,551
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.906%	(c)	04/20/28	4,750	4,777,930
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	6,750	6,750,949
Palmer Square CLO 2015-2 Ltd (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.565%	(c)	07/20/30	5,500	5,500,000
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656%	(c)	07/20/27	600	600,029
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566%	(c)	07/25/26	22,250	22,250,205
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	2.176%	(c)	07/25/26	4,250	4,250,000
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.632%	(c)	05/15/26	9,169	9,169,175
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A^	2.632%	(c)	05/15/26	7,186	7,186,263
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856%	(c)	10/20/23	1,000	1,000,672
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.658%	(c)	10/14/26	10,000	10,000,140
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.638%	(c)	04/18/27	14,000	14,004,474

					124,974,935

Home Equity Loans — 0.8%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2	1.816%	(c)	07/25/34	10,685	10,104,677
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.856%	(c)	05/25/34	1,582	1,465,270
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	2.416%	(c)	10/25/33	2,336	2,297,733

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.936%	(c)	09/25/34	251	$250,590
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.916%	(c)	09/25/34	759	701,736
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.936%	(c)	12/25/34	2,360	2,220,063
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2	2.296%	(c)	03/25/33	114	109,622
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	2.116%	(c)	05/25/34	4,086	3,942,008
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1	2.341%	(c)	09/25/32	2,626	2,572,294

					23,663,993

Residential Mortgage-Backed Securities — 1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	2.176%	(c)	09/25/34	1,035	1,037,583
CIM Trust, Series 2017-3, 144A	3.051%	(c)	01/25/57	2,889	2,931,254
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	2.116%	(c)	12/25/34	2,424	2,349,463
CSMC Trust, Series 2016-RPL1, Class A1, 144A	4.145%	(c)	12/26/46	23,262	23,357,476
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	1.996%	(c)	11/25/34	1,605	1,591,341
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	2.116%	(c)	05/25/34	1,133	1,093,456

					32,360,573

TOTAL ASSET-BACKED SECURITIES (cost $229,969,379)					235,212,058

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.1%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	3,054	3,068,707
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,942,715
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,007,598
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,283,656
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,704,246
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,740,010
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4	3.778%		09/10/58	10,000	10,470,511
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,047,158
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,902,318
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	1,500	1,511,844
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	19,612,236
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 144A	2.871%	(c)	11/10/31	11,500	11,461,059

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Cold Storage Trust, Series 2017-ICE3, Class A, 144A	2.159%	(c)	04/15/36	18,000	$18,022,295
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.335%	(c)	12/10/49	11,378	11,432,105
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A4	4.046%		10/10/46	12,000	12,803,252
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,089,403
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,957,469
Commercial Mortgage Trust, Series 2014-UBS2, Class A5	3.961%		03/10/47	16,803	17,727,807
Commercial Mortgage Trust, Series 2015-CR24, Class A5	3.696%		08/10/48	10,000	10,411,374
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,672,563
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,710,831
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,230,768
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	15,000	15,766,192
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,861,049
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5	3.502%		11/15/49	10,000	10,190,363
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	10,000	10,337,540
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,624,051
DBWF Mortgage Trust, Series 2016-85T, Class A, (original cost $12,874,915; purchased 12/09/2016), 144A(f)(g)	3.791%		12/10/36	12,500	13,123,399
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	9,800	9,965,889
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(c)	01/25/25	8,000	8,111,569
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(c)	07/25/26	8,325	7,999,909
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%	(c)	12/25/26	30,000	29,300,028
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	4,020,208
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,099,912
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,092,243
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	4,995,587
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(c)	05/25/25	8,400	8,682,084
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class AM	3.300%	(c)	10/25/26	9,157	9,386,882
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	9,834	9,824,526
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,307,169
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	13,000	13,763,712
GS Mortgage Securities Trust 2013-GCJ14, Series 2013-GC14, Class AAB	3.817%		08/10/46	5,000	5,281,830
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,136,251

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%		01/15/47	817	$816,039
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,731,883
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.801%		09/15/47	5,673	5,936,822
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,138,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,258,761
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,646,327
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.108%		07/15/50	20,000	20,111,948
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.139%	(c)	04/17/45	167	166,630
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,742	9,762,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	29,519	29,974,966
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	5,150	5,224,860
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	16,454	16,851,081
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	13,930	13,946,023
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	12,094	12,242,904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,105,585
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	5,000	5,199,754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	2,500	2,430,054
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	10,000	10,274,675
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	22,250	21,635,936
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	916,754
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	592	591,247
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,000	13,136,018
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.174%	(c)	02/15/51	2,299	2,297,201
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	9,920,141
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	7,159,064
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	7,213,382
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	12,500	12,871,921

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	20,000	$20,341,516

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $650,301,003)					646,582,753

CORPORATE BONDS — 51.3%
Agriculture — 0.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	3,165	3,262,010
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	2,000	2,119,316
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	5,000	5,356,750
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	865	964,747

					11,702,823

Airlines — 0.1%
Continental Airlines, Series 2007-1, Class A, Pass-Through Certificates	5.983%		10/19/23	1,363	1,499,069
Continental Airlines, Series 2010-1, Class A, Pass-Through Certificates	4.750%		07/12/22	169	178,907
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Certificates	6.200%		01/02/20	349	362,197

					2,040,173

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	3,295	3,328,938
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	3.450%		01/06/27	2,945	2,993,018
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	25,530	25,970,495
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	3,921,932
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19	925	937,640
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	1,020	1,036,726
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	17,246	17,590,075

					55,778,824

Auto Parts & Equipment — 0.1%
Lear Corp., Gtd. Notes	5.250%		01/15/25	3,767	3,985,931

Banks — 10.7%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,518,100
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	2,160	2,421,900
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,576,356
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	8,000	8,027,248
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	13,420	14,161,549
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	5,000	5,066,205
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,564,358
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	2,500	2,601,860
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	515	519,639
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	350	359,120

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%		01/10/28	3,670	$3,772,811
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	15,293	15,891,201
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	886,499
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49	8,500	8,943,870
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	11,000	10,697,742
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	6,960	7,039,267
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	8,400	8,751,968
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,545	6,806,918
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	3,250	3,143,380
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	4,600	4,724,798
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,848,060
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	8,000	8,406,400
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	14,200	14,540,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	240	244,154
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	12,750	13,346,968
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	9,410	9,726,741
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	4,938,996
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	7,000	7,288,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,039,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	10,000	9,882,640
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	6,250	6,446,006
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	15,695	16,367,845
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	13,365	13,941,045
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,087,906
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	8,000	8,284,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	3,200	3,327,402
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	15,000	15,656,025
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	5,000	4,861,235
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	4,000	4,157,156
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	13,500	14,035,113
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,216,213
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,117,789
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	9,005	9,439,356
Wells Fargo & Co., Jr. Sub. Notes	5.875%	(c)	12/31/49	7,500	8,264,775
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26	6,655	6,891,053

					313,830,589

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26	1,280	1,211,359
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,500	6,780,494
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	6,470	6,819,704
Baxalta, Inc., Gtd. Notes	3.600%		06/23/22	4,130	4,276,747
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	10,625	11,112,262
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	3,740	3,948,651
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22	17,315	17,800,114
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22	350	364,355
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%		03/01/26	5,900	6,067,147

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Biotechnology (continued)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	5,500	$5,717,728

					64,098,561

Building Materials — 0.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%		06/15/25	2,700	2,804,652
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	880	921,381
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	640	671,642
USG Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	5,000	5,312,500

					9,710,175

Chemicals — 2.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	785	800,867
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%		03/15/25	4,672	4,672,491
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%		06/01/23	6,000	6,159,732
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	4,000	4,420,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	2,000	2,038,534
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%		10/01/24	13,185	13,541,351
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	1,806	1,917,542
Lubrizol Corp., Gtd. Notes	8.875%		02/01/19	1,750	1,932,093
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	16,796	17,795,043
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%		04/15/24	5,000	5,728,825
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%		11/15/23	3,295	3,467,118
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	4.000%		12/15/26	5,000	5,155,560
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.125%		06/01/24	2,795	2,809,159
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27	1,450	1,459,577
W.R. Grace & Co., Gtd. Notes, 144A	5.125%		10/01/21	4,000	4,290,000

					76,187,892

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	2.800%		11/01/18	260	262,708
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.800%		11/01/25	2,445	2,492,233

					2,754,941

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		02/23/23	23,280	23,683,652
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	5,000	5,075,835
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	3,580	3,663,686
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	3,045	3,210,094
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	4,829	4,841,063

					40,474,330

Diversified Financial Services — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%		01/20/23	2,280	2,482,824
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	3,695	3,799,753

					6,282,577

Diversified Machinery — 0.3%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	8,260	8,935,404

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric — 3.8%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	2,485	$2,477,950
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,521,631
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,210,000
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	12,175	12,117,461
Duke Energy Progress LLC, First Mortgage Bonds(a)	3.250%	08/15/25	15,165	15,511,975
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	783,698
Florida Power & Light Co., First Mortgage Bonds	3.125%	12/01/25	14,148	14,428,583
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,158,184
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,175,591
Louisville Gas & Electric Co., First Mortgage Bonds	3.300%	10/01/25	3,065	3,127,722
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,502,530
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,635,967
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	14,380	14,867,568
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,316,063
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	5,104
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,420,519
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,921,770
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	5,162,314

				110,344,630

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	2,441,712

Foods — 0.9%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21	3,000	2,998,500
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	655	667,548
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	20,980	21,573,105

				25,239,153

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	2,320	2,232,775
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,424,939

				6,657,714

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,028,222
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,371,211

				6,399,433

Healthcare-Products — 1.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	11,270	11,395,886
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,346,289
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,340	19,078,405
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,575,660

				43,396,240

Healthcare-Services — 3.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,411,796

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	12,315	$12,560,093
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	10,253,472
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	5,019,495
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	5,000	5,392,500
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,486,012
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	388,170
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,890,487
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	126,986
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	14,366,214
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	3,425	3,669,031
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.450%	01/15/27	3,310	3,403,352
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	10,288,166

				94,255,774

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	14,546,905

Insurance — 1.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	905	931,093
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	17,636,713
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,279,005
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,444,795
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,399,618
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	366,042
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,738,392
Pacific LifeCorp, Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,625,644
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	1,650	1,625,826
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,527,888
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,723,506
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,189,913
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	742,607
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	557,453

				47,788,495

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,349,792

Media — 2.6%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	666,219
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,275,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	6,840	7,287,787
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	14,125	15,259,506
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	8,312,775
Comcast Corp., Gtd. Notes	3.375%	02/15/25	5,750	5,917,934
Comcast Corp., Gtd. Notes	3.375%	08/15/25	6,000	6,155,454

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media (continued)
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	4,800	$4,794,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%		02/14/19	2,525	2,777,268
Time Warner, Inc., Gtd. Notes	3.600%		07/15/25	12,300	12,272,042
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	3,265	3,287,071
Time Warner, Inc., Gtd. Notes	4.000%		01/15/22	1,720	1,813,344
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	265	285,386
Viacom, Inc., Sr. Unsec’d. Notes	3.125%		06/15/22	2,000	2,003,710
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		12/15/21	1,100	1,146,935

					76,254,431

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(c)	10/19/75	1,360	1,482,400
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	2,040	2,147,184

					3,629,584

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%		03/15/22	2,675	2,761,938

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	4,485	4,458,897

Oil & Gas — 2.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	1,000	976,825
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.000%		08/15/22	895	855,752
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.250%		04/15/27	4,950	4,715,504
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	10,000	11,137,190
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%		05/15/22	8,511	8,458,598
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	280	282,867
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	470	488,132
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%		04/01/25	6,155	6,053,067
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%		01/15/26	17,418	18,300,744
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	1,630	1,686,059
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	870	959,742
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,930	2,023,869
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	2,000	2,345,550
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	4,615	4,383,327
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	2,925	2,917,688
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18	1,802	1,820,020
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%		12/15/21	9,155	9,646,486
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%		05/15/18	650	673,378
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		07/23/20	1,610	1,626,905
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,000	2,098,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%		07/15/22	2,000	2,095,728

					83,545,431

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	3.600%		04/30/22	1,400	1,448,528

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services (continued)
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	$2,096,586

				3,545,114

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	844,614

Pharmaceuticals — 2.9%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,039,689
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	20,193,187
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	6,320	6,514,763
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	21,000	21,721,329
Express Scripts Holding Co., Gtd. Notes	3.300%	02/25/21	3,955	4,073,290
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	12,927,849
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	10,000	9,911,730
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	10,000	9,496,780

				85,878,617

Pipelines — 1.8%
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	14,348,566
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	4,510,850
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,985,376
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,990,147
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,749,007
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,728,374
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	2,185	2,123,632
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/18	415	429,796
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	711,506
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,948,990
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,663,126
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,614,218
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	7,010,707

				51,814,295

Real Estate Investment Trusts (REITs) — 0.5%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,760,000
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,008,310
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	532,179
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,585,025

				15,885,514

Retail — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,066,112
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	11,778,243
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	11,310	11,682,551
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	8,938	9,256,380

				36,783,286

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	$2,552,570

Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	12,000	12,275,976
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,375,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	9,075	9,551,438

				27,202,414

Software — 1.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	4,047	3,918,775
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	9,240	10,039,935
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	4,815	4,893,326
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	15,000	15,305,055
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	5,855	5,618,253
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	10,600	10,651,876
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,379,865

				56,807,085

Telecommunications — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	31,425	30,893,603
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,347,459
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,270,000
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,382,812
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,957,348
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	6,065	6,384,134
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	10,119	11,240,054

				67,475,410

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	14,965	15,131,650

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.875%	07/17/18	675	681,771
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	3.200%	07/15/20	1,865	1,912,679

				2,594,450

Utilities — 0.1%
State Grid Overseas Investment 2013 Ltd. (China)	3.125%	05/22/23	2,000	2,010,807

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Water — 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	$12,998,600

TOTAL CORPORATE BONDS (cost $1,449,543,101)				1,500,376,775

MUNICIPAL BONDS — 1.5%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,688,460

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,188,787
State of California, BABs, GO, General Obligation Unlimited	7.625%	03/01/40	5,800	8,836,648

				13,025,435

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,896,786

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,603,224

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%	08/01/36	2,000	2,472,460

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,564,199
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,278,500

				3,842,699

Oregon — 0.0%
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	643,955

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,986,920

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,910,790

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,950,805

TOTAL MUNICIPAL BONDS (cost $40,348,798)				43,021,534

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.372%	(c)	10/25/28	4,994	$4,998,076
Countrywide Alternative Loan Trust, Series 2005-38, Class A3	1.566%	(c)	09/25/35	3,916	3,588,731
Countrywide Alternative Loan Trust, Series 2005-69, Class A1	1.732%	(c)	12/25/35	2,899	2,610,778
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.366%	(c)	09/25/28	7,875	7,987,860
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.416%	(c)	10/25/28	7,456	7,564,559
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766%	(c)	07/25/29	3,130	3,305,433
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2	3.066%	(c)	10/25/27	2,240	2,297,515
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.516%	(c)	10/25/27	5,587	6,245,630
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.666%	(c)	07/25/28	7,376	7,408,740
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466%	(c)	11/25/28	7,000	7,193,294
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.566%	(c)	03/25/29	2,250	2,286,317
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	2.216%	(c)	10/25/37	11,561	11,257,283
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.271%	(c)	02/25/35	4,988	4,808,315
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.050%	(c)	09/01/21	3,842	3,843,586
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	3.050%	(c)	01/01/22	11,785	11,757,483
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.246%	(c)	07/25/36	1,658	1,600,096

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $84,881,437)					88,753,696

SOVEREIGN BONDS — 2.5%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,192,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	4,400	4,725,635
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	2,500	2,567,985
Indonesia Government International Bond, Sr. Unsec’d. Notes	3.750%		04/25/22	2,695	2,768,288
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	2,200	2,127,314
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18	25,000	25,124,750
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	3,000	2,955,687
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	5,710	5,729,985
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,137,700
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	5,894,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,300,000

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	$2,684,764
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,330,000
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%		10/26/21	4,030	3,965,520

TOTAL SOVEREIGN BONDS (cost $73,479,355)					74,503,628

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	20,000	27,139,220
Tennessee Valley Authority Generic Strip, Bonds	2.711%	(s)	03/15/31	2,055	1,299,286

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,563,046)					28,438,506

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds	8.125%		08/15/21	11,370	14,233,375
U.S. Treasury Notes	1.625%		04/30/23	25	24,467
U.S. Treasury Notes	1.750%		05/31/22	24,445	24,301,777
U.S. Treasury Notes	1.750%		06/30/22	8,225	8,171,669
U.S. Treasury Notes	2.000%		05/31/24	2,140	2,122,779
U.S. Treasury Notes	2.375%		05/15/27	119,935	120,693,949
U.S. Treasury Strips Coupon	2.782%	(s)	08/15/29	9,300	6,832,636
U.S. Treasury Strips Coupon(k)	2.860%	(s)	05/15/24	40,000	34,398,920
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	9,300	6,456,981
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	18,600	11,226,142
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	18,600	9,519,610

TOTAL U.S. TREASURY OBLIGATIONS (cost $236,085,609)					237,982,305

TOTAL LONG-TERM INVESTMENTS (cost $2,793,171,728)					2,854,871,255

				Shares
SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				64,869,291	64,869,291
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $41,480,636; includes $41,439,510 of cash collateral for securities on loan)(b)(w)				41,480,040	41,484,188

TOTAL AFFILIATED MUTUAL FUNDS (cost $106,349,927)					106,353,479

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.00				893	69,766

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#	Value
Call Options (continued)
expiring 07/21/17, Strike Price $130.00	893	$—

TOTAL OPTIONS PURCHASED (cost $352,257)		69,766

TOTAL SHORT-TERM INVESTMENTS (cost $106,702,184)		106,423,245

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.1% (cost $2,899,873,912)		2,961,294,500

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $128.50 (premiums received $136,102)	1,786	(27,906)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.1% (cost $2,899,737,810)		2,961,266,594
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.1)%		(33,399,735)

NET ASSETS — 100.0%		$2,927,866,859

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $23,193,746 and 0.8% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,532,796; cash collateral of $41,439,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the original cost of such security is $12,874,915. The value of $13,123,399 is 0.4% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $24,233,228 is 0.8% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
354	5 Year U.S. Treasury Notes	Sep. 2017	$41,774,934	$41,713,922	$(61,012)
8,493	10 Year U.S. Treasury Notes	Sep. 2017	1,069,383,083	1,066,136,906	(3,246,177)
105	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	14,232,489	14,155,313	(77,176)
370	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	60,890,110	61,373,750	483,640

					(2,900,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
625	2 Year U.S. Treasury Notes	Sep. 2017	$135,148,862	$135,068,359	$80,503
1,604	20 Year U.S. Treasury Bonds	Sep. 2017	245,087,179	246,514,750	(1,427,571)

					(1,347,068)

					$(4,247,793)

Securities with a combined market value of $9,357,923 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.28.V1	06/20/22	1.000%	200,000	$(3,746,404)	$(3,772,511)	$(26,107)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%	50,000	$680,112	$1,112,710	$(432,598)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%	25,000	340,056	528,120	(188,064)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%	25,000	340,056	518,064	(178,008)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%	9,300	126,501	195,697	(69,196)	UBS AG
CMBX.NA.10.AAA	11/17/59	0.500%	25,000	568,397	622,413	(54,016)	Credit Suisse First Boston Corp.
CMBX.NA.10.AAA	11/17/59	0.500%	25,000	568,397	685,554	(117,157)	Goldman Sachs & Co.
CMBX.NA.10.AAA	11/17/59	0.500%	25,000	568,397	601,964	(33,567)	Morgan Stanley

				$3,191,916	$4,264,522	$(1,072,606)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
363,565	09/09/17	0.539%	1 Day USOIS(1)	$627	$866,896	$866,269
338,910	10/18/17	0.607%	1 Day USOIS(1)	455	851,379	850,924
300,030	11/09/17	0.626%	1 Day USOIS(1)	825	841,909	841,084
5,330	08/31/21	2.015%	3 Month LIBOR(1)	(15,214)	(32,647)	(17,433)
13,400	10/17/21	1.478%	3 Month LIBOR(1)	11,492	214,676	203,184
111,980	11/30/22	1.850%	3 Month LIBOR(1)	656	707,222	706,566
56,910	08/15/23	1.459%	3 Month LIBOR(1)	2,601,494	1,686,408	(915,086)
11,308	11/15/23	2.209%	3 Month LIBOR(1)	104	(117,905)	(118,009)
9,115	02/15/24	2.183%	3 Month LIBOR(1)	(18,063)	(59,729)	(41,666)
8,020	02/15/24	2.115%	3 Month LIBOR(1)	19,489	(18,258)	(37,747)
13,866	02/15/27	1.824%	1 Day USOIS(1)	126,274	194,795	68,521
18,730	02/15/36	2.338%	3 Month LIBOR(2)	(114,118)	(474,965)	(360,847)

				$2,614,021	$4,659,781	$2,045,760

A security with a market value of $7,719,751 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swaps contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$54,212,557	$—
Collateralized Loan Obligations	—	113,538,672	11,436,263
Home Equity Loans	—	23,663,993	—
Residential Mortgage-Backed Securities	—	32,360,573	—
Commercial Mortgage-Backed Securities	—	646,582,753	—
Corporate Bonds	—	1,500,376,775	—
Municipal Bonds	—	43,021,534	—
Residential Mortgage-Backed Securities	—	76,996,213	11,757,483
Sovereign Bonds	—	74,503,628	—
U.S. Government Agency Obligations	—	28,438,506	—
U.S. Treasury Obligations	—	237,982,305	—
Afiliated Mutual Funds	106,353,479	—	—
Options Purchased	69,766	—	—
Option Written	(27,906)	—	—
Other Financial Instruments*
Futures Contracts	(4,247,793)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Centrally Cleared Credit Default Swap Agreements	$—	$(26,107)	$—
OTC Credit Default Swap Agreements	—	3,191,916	—
Centrally Cleared Interest Rate Swap Agreements	—	2,045,760	—

Total	$102,147,546	$2,836,889,078	$23,193,746

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Commercial Mortgage-Backed Securities	22.1%
Banks	10.7
U.S. Treasury Obligations	8.1
Collateralized Loan Obligations	4.3
Residential Mortgage-Backed Securities	4.1
Electric	3.8
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	3.6
Healthcare-Services	3.2
Pharmaceuticals	2.9
Oil & Gas	2.9
Media	2.6
Chemicals	2.6
Sovereign Bonds	2.5
Telecommunications	2.3
Biotechnology	2.2
Software	1.9
Auto Manufacturers	1.9
Automobiles	1.8
Pipelines	1.8
Insurance	1.6
Healthcare-Products	1.5
Municipal Bonds	1.5
Computers	1.4
Retail	1.3
U.S. Government Agency Obligations	1.0
Semiconductors	0.9
Foods	0.9

Home Equity Loans	0.8%
Real Estate Investment Trusts (REITs)	0.5
Transportation	0.5
Housewares	0.5
Water	0.5
Agriculture	0.4
Building Materials	0.3
Diversified Machinery	0.3
Forest Products & Paper	0.2
Gas	0.2
Diversified Financial Services	0.2
Multi-National	0.2
Auto Parts & Equipment	0.1
Mining	0.1
Oil & Gas Services	0.1
Miscellaneous Manufacturing	0.1
Commercial Services	0.1
Trucking & Leasing	0.1
Savings & Loans	0.1
Entertainment	0.1
Airlines	0.1
Utilities	0.1
Lodging	0.1
Packaging & Containers	0.0	*
Options Purchased	0.0	*

	101.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Due from/to broker — variation margin swaps	$26,107	*
Credit contracts	Premiums paid for OTC swap agreements	4,264,522	—	—
Credit contracts	—	—	Unrealized depreciation on OTC swap agreements	1,072,606

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$564,143	*	Due from/to broker — variation margin futures	$4,811,936	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,536,548	*	Due from/to broker — variation margin swaps	1,490,788	*
Interest rate contracts	Unaffiliated investments	69,766		Options written outstanding, at value	27,906

Total		$8,434,979			$7,429,343

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Credit contracts	$10,000	$3,905,000	$—	$2,282,214	$6,197,214
Interest rate contracts	(1,568,806)	424,501	22,362,664	9,055,617	30,273,976

Total	$(1,558,806)	$4,329,501	$22,362,664	$11,337,831	$36,471,190

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Credit contracts	$(1,848,009)	$(1,713,837)	$—	$(2,995,627)	$(6,557,473)
Interest rate contracts	(282,491)	108,196	5,186,823	(12,560,579)	(7,548,051)

Total	$(2,130,500)	$(1,605,641)	$5,186,823	$(15,556,206)	$(14,105,524)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Credit Default Swap Agreements- Buy Protection(3)	Credit Default Swap Agreements- Sell Protection(3)	Interest Rate Swap Agreements(3)
$1,121,675	$201,097,333	$1,710,296,160	$238,228,791	$167,633,333	$150,000,000	$1,432,156,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$40,532,796	$(40,532,796)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Credit Suisse First Boston Corp.	$1,735,123	$(486,614)	$(1,180,000)	$68,509
Goldman Sachs & Co.	1,731,738	(483,229)	(1,130,000)	118,509
Morgan Stanley	601,964	(33,567)	(568,397)	—
UBS AG	195,697	(69,196)	—	126,501

	$4,264,522

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Credit Suisse First Boston Corp.	$(486,614)	$486,614	$—	$—
Goldman Sachs & Co.	(483,229)	483,229	—	—
Morgan Stanley	(33,567)	33,567	—	—
UBS AG	(69,196)	69,196	—	—

	$(1,072,606)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $40,532,796:
Unaffiliated investments (cost $2,793,523,985)	$2,854,941,021
Affiliated investments (cost $106,349,927)	106,353,479
Cash	455,912
Receivable for investments sold	85,992,756
Dividends and interest receivable	21,851,503
Premiums paid for OTC swap agreements	4,264,522
Due from broker-variation margin swaps	262,997
Tax reclaim receivable	34,975
Receivable for fund share sold	13,363
Prepaid expenses	7,024

Total Assets	3,074,177,552

LIABILITIES:
Payable for investments purchased	96,780,798
Payable to broker for collateral for securities on loan	41,439,510
Payable for fund share repurchased	4,322,018
Due to broker-variation margin futures	1,776,738
Unrealized depreciation on OTC swap agreements	1,072,606
Management fees payable	455,661
Accrued expenses and other liabilities	365,150
Distribution fee payable	69,941
Options written outstanding, at value (premiums received $136,102)	27,906
Affiliated transfer agent fee payable	365

Total Liabilities	146,310,693

NET ASSETS	$2,927,866,859

Net assets were comprised of:
Paid-in capital	$1,359,322,653
Retained earnings	1,568,544,206

Net assets, June 30, 2017	$2,927,866,859

Net asset value and redemption price per share, $2,927,866,859 / 394,602,857 outstanding shares of beneficial interest	$7.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$58,709,624
Affiliated dividend income	222,760
Income from securities lending, net (including affiliated income of $73,839)	77,530

59,009,914

EXPENSES
Management fees	9,212,584
Distribution fee	4,862,097
Custodian and accounting fees	247,000
Commitment fee on syndicated credit agreement	54,000
Trustees’ fees	29,000
Audit fee	25,000
Legal fees and expenses	11,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	3,090
Miscellaneous	47,413

Total expenses	14,500,184
Less: distribution fee waiver	(686,202)

Net expenses	13,813,982

NET INVESTMENT INCOME (LOSS)	45,195,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,913)	(14,050,264)
Futures transactions	22,362,664
Swap agreement transactions	11,337,831
Options written transactions	4,329,501

23,979,732

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,775))	74,825,655
Futures	5,186,823
Swap agreements	(15,556,206)
Options written	(1,605,641)

62,850,631

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	86,830,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,026,295

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$45,195,932	$127,240,605
Net realized gain (loss) on investment transactions	23,979,732	229,597,092
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	62,850,631	47,025,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	132,026,295	403,862,949

FUND SHARE TRANSACTIONS:
Fund share sold [68,462,454 and 3,042,114,187 shares, respectively]	492,766,885	21,669,062,021
Fund share repurchased [384,466,696 and 2,990,825,827 shares, respectively]	(2,806,473,493)	(21,513,097,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(2,313,706,608)	155,964,058

CAPITAL CONTRIBUTIONS	—	17,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,181,680,313)	559,844,448
NET ASSETS:
Beginning of period	5,109,547,172	4,549,702,724

End of period	$2,927,866,859	$5,109,547,172

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 112.5% ASSET-BACKED SECURITIES — 20.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.9%
Ally Auto Receivables Trust 2014-A, Series 2014-A, Class A, 144A	0.630%		04/15/19	2,497	$2,491,326
Ally Master Owner Trust, Series 2012-5, Class A	1.540%		09/15/19	7,308	7,309,432
Ally Master Owner Trust, Series 2014-5, Class A2	1.600%		10/15/19	10,903	10,905,140
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	3,002,381
American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 144A	4.840%		10/12/21	1,965	2,019,730
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B	1.680%		07/08/19	368	367,662
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.270%		07/08/19	1,106	1,105,528
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	2,057	2,056,727
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.839%	(c)	06/10/19	1,221	1,221,926
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A	1.420%		10/08/19	640	640,164
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A	1.340%		04/08/20	1,744	1,741,674
AmeriCredit Automobile Receivables Trust 2013-5, Series 2013-5, Class D	2.860%		12/09/19	2,472	2,493,379
AmeriCredit Automobile Receivables Trust 2017-2, Series 2017-2, Class A2A	1.650%		09/18/20	7,362	7,359,625
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	5,227	5,224,520
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%		08/17/20	1,902	1,917,296
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	492	496,425
California Republic Auto Receivables Trust, Series 2016-1, Class A2	1.500%		12/17/18	412	412,122
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	907	906,043
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,017,024
CarMax Auto Owner Trust, Series 2014-1, Class A4	1.320%		07/15/19	1,550	1,549,181
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%		03/16/20	731	730,243
CarMax Auto Owner Trust, Series 2015-4, Class A3	1.560%		11/16/20	1,868	1,866,330
CarMax Auto Owner Trust, Series 2016-1, Class A2A	1.300%		04/15/19	1,012	1,011,562
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	2,509	2,506,058
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%		05/17/21	2,705	2,688,697
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	2,262	2,259,020
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%		08/16/21	1,785	1,800,382
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%		04/15/19	587	587,114

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	$988,967
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	649,645
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	846,798
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	768	773,875
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	2,200	2,221,105
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,348,123
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 144A	1.670%	07/15/19	1,434	1,434,134
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	1,320	1,321,224
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,521,372
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	833	850,591
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	2,051	2,058,701
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,752,918
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%	05/15/20	1,455	1,455,591
Drive Auto Receivables Trust, Series 2017-BA, Class C, 144A	2.610%	08/16/21	1,843	1,845,679
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	1,216	1,223,592
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	2,090	2,093,472
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%	06/15/20	1,074	1,077,632
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%	12/16/19	520	519,809
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	1,757	1,753,861
Ford Credit Auto Owner Trust, Series 2014-C, Class A3	1.060%	05/15/19	4,823	4,817,780
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A	1.080%	03/15/19	2,303	2,300,213
Ford Credit Auto Owner Trust, Series 2016-C, Class A2A	1.040%	09/15/19	3,257	3,251,280
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1	1.400%	08/15/19	3,266	3,265,984
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%	10/15/21	2,570	2,582,748
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%	05/15/20	2,546	2,548,422
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.990%	09/17/18	1,195	1,193,544
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3	1.050%	10/15/18	4,862	4,857,622
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2	1.040%	04/18/19	3,220	3,214,385

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%		07/16/18	1,309	$1,308,668
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%		12/16/19	493	492,177
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A	1.110%		03/15/19	4,860	4,855,437
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class A, 144A	1.800%		07/15/19	4,394	4,394,338
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	2,887	2,895,555
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	333	334,919
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3	1.580%		09/16/19	655	654,694
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%		07/15/19	499	499,140
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	960	961,908
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2	1.340%		11/15/19	1,704	1,703,561
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%		06/15/21	1,282	1,279,979
Santander Drive Auto Receivables Trust 2017-2, Series 2017-2, Class A2	1.600%		03/16/20	7,500	7,496,550
Santander Drive Auto Receivables Trust 2017-2, Series 2017-2, Class D	3.490%		07/17/23	3,021	3,021,860
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,723	4,629,261
TCF Auto Receivables Owner Trust, Series 2014-1A, Class A4, 144A	1.560%		01/15/20	3,516	3,514,116
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	1,993	1,991,544
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 144A	1.390%		11/15/19	3,034	3,031,194
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%		10/17/22	2,033	2,029,102
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A	1.020%		10/15/18	1,309	1,307,693
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4	1.450%		09/21/20	3,403	3,400,983

					179,258,457

Collateralized Loan Obligations — 3.6%
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class CR, 144A	4.209%	(c)	01/19/25	750	751,875
Apollo Credit Funding IV Ltd. (Cayman Islands), Series-4A, Class A1, 144A	2.628%	(c)	04/15/27	3,000	3,007,780
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.550%	(c)	11/30/26	4,000	3,994,384
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.308%	(c)	04/18/25	1,325	1,327,023
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 144A	2.678%	(c)	10/15/25	7,350	7,355,165
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	2.470%	(c)	01/30/25	5,895	5,896,258

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	2.500%	(c)	10/29/25	7,050	$7,050,169
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR, 144A	2.540%	(c)	10/29/26	800	800,767
KKR CLO 11 Ltd. (Cayman Islands), Series-11, Class A, 144A	2.678%	(c)	04/15/27	5,300	5,308,547
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	2.562%	(c)	05/20/23	2,157	2,157,407
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.618%	(c)	07/15/27	8,500	8,517,598
Oaktree EIF II Series A2 Ltd. (Cayman Islands), Series 2014-A2, Class AR, 144A	2.332%	(c)	11/15/25	2,500	2,499,747
Oaktree EIF II Series A2 Ltd. (Cayman Islands), Series 2014-A2, Class BR, 144A	2.882%	(c)	11/15/25	3,300	3,300,262
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608%	(c)	07/17/26	3,250	3,256,592
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.673%	(c)	07/22/27	5,800	5,829,775
Regatta IV Funding Ltd. (Cayman Islands), Series 14-1A, Class DR, 144A^	4.596%	(c)	07/25/26	2,000	2,000,000
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.806%	(c)	07/20/28	1,300	1,313,557

					64,366,906

Consumer Loans — 0.1%
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,215,794
OneMain Financial Issuance Trust 2016-2, Series 2016-2A, Class B, 144A	5.940%		03/20/28	173	180,860

					1,396,654

Credit Cards — 3.5%
American Express Credit Account Master Trust, Series 2014-3, Class A	1.490%		04/15/20	5,192	5,193,766
BA Credit Card Trust, Series 2015-A1, Class A	1.489%	(c)	06/15/20	13,878	13,900,127
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.390%		01/15/21	1,861	1,860,175
Chase Issuance Trust, Series 2015-A2, Class A2	1.590%		02/18/20	11,081	11,090,945
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	3,180	3,208,080
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836%	(c)	04/22/26	2,645	2,658,740
Discover Card Execution Note Trust, Series 2013-A1, Class A1	1.459%	(c)	08/17/20	11,782	11,795,959
Discover Card Execution Note Trust, Series 2014-A5, Class A	1.390%		04/15/20	847	847,065
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,686,969
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	2,131	2,124,356
World Financial Network Credit Card Master Trust, Series 2015-A, Class A	1.639%	(c)	02/15/22	7,068	7,085,919

					63,452,101

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Equipment — 2.8%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%		05/10/22	1,358	$1,348,869
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%		09/12/22	878	879,722
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 144A	1.870%		07/10/19	2,301	2,300,980
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 144A	2.290%		06/10/21	691	691,477
CNH Equipment Trust, Series 2014-C, Class A3	1.050%		11/15/19	2,688	2,684,625
CNH Equipment Trust 2016-A, Series 2016-A, Class A2B	1.679%	(c)	07/15/19	884	885,275
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%		09/22/20	913	913,275
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%		07/22/21	414	413,959
Dell Equipment Finance Trust 2017-1, Series 2017-1, Class A1, 144A	1.350%		05/22/18	6,630	6,631,279
Dell Equipment Finance Trust 2017-1, Series 2017-1, Class A2, 144A	1.860%		06/24/19	706	706,059
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	2,423	2,416,696
John Deere Owner Trust, Series 2014-A, Class A3	0.920%		04/16/18	31	31,105
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%		08/17/20	3,490	3,489,555
Macquarie Equipment Funding Trust, Series 2014-A, Class A3, 144A	1.230%		07/20/21	785	784,092
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	1.592%	(c)	07/20/19	25,848	25,850,949

					50,027,917

Other — 0.1%
Diamond Resorts Owner Trust, Series 2013-1, Class A, 144A	1.950%		01/20/25	596	592,070
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28	813	800,928
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%		11/20/28	721	729,362

					2,122,360

Student Loans — 0.4%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%		01/25/40	4,994	5,038,462
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 144A	4.409%	(c)	05/16/44	1,857	1,925,155
SLM Student Loan Trust, Series 2011-1, Class A1	1.736%	(c)	03/25/26	267	267,386

					7,231,003

TOTAL ASSET-BACKED SECURITIES (cost $367,581,267)					367,855,398

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.867%	(c)	12/05/32	800	821,112
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.300%	(c)	04/10/48	8,517	532,421

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	$2,392,801
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804%	(c)	04/15/49	1,018	766,890
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.404%	(c)	08/10/47	5,828	324,263
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.180%	(c)	12/10/47	32,383	1,647,775
Commercial Mortgage Trust, Series 2015-LC23, Class D, 144A	3.801%	(c)	10/10/48	3,488	3,064,222
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.801%	(c)	10/10/48	2,238	2,311,580
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290%	(c)	07/10/50	2,165	2,297,528
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.589%	(c)	07/10/50	1,122	1,129,529
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.589%	(c)	07/10/50	2,076	1,920,334
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.589%	(c)	07/10/50	2,212	1,703,733
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 144A	1.720%	(c)	10/15/34	5,091	5,113,337
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.351%	(c)	06/15/57	1,240	1,187,551
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535%	(c)	06/10/34	1,634	1,429,019
FHLMC Multifamily Structured Pass-Through Certificates, Series-Q001, Class XA, IO	2.319%	(c)	02/25/32	26,722	4,234,774
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	3,432	3,426,754
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	257	257,104
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,675	1,672,854
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%	(c)	11/16/55	2,801	2,831,081
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%	(c)	02/16/49	3,822	3,851,187
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900%	(c)	02/16/53	793	797,355
Government National Mortgage Assoc., Series 2017-41, Class AS	2.600%		06/16/58	5,031	4,993,265
Government National Mortgage Association, Series 2017-89, Class AB	2.600%		07/16/58	1,625	1,617,855
Government National Mortgage Association, Series 2017-71, Class AS	2.700%		04/16/57	1,715	1,701,082
Government National Mortgage Association, Series 2017-90, Class AS	2.700%		07/16/57	2,452	2,447,612
Government National Mortgage Association, Series 2017-69, Class AS	2.750%		02/16/58	2,573	2,559,802
Government National Mortgage Association, Series 2017-86, Class AS	2.750%		02/16/58	1,944	1,959,990
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%		01/10/30	207	208,316
GS Mortgage Securities Trust, Series 2014-GC26, Class D, 144A	4.642%	(c)	11/10/47	588	509,471
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.208%	(c)	11/10/47	19,353	1,109,548

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(c)	07/10/48	799	$792,784
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	696,185
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.331%	(c)	04/15/47	5,813	183,635
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.427%	(c)	04/15/47	1,697	33,517
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 144A	4.069%	(c)	01/15/48	565	473,610
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.453%	(c)	07/15/48	3,667	3,399,199
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C	4.772%	(c)	08/15/48	3,069	2,914,464
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.272%	(c)	05/15/48	3,250	2,500,657
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.889%	(c)	06/15/48	9,822	416,082
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176%	(c)	07/15/48	2,279	2,264,064
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.044%	(c)	01/15/59	1,571	1,270,137
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.314%	(c)	05/15/47	11,631	604,438
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.733%	(c)	05/15/47	2,346	87,079
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.076%	(c)	11/15/47	27,648	1,374,408
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.434%	(c)	11/15/47	63,715	1,410,690

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,999,588)					79,241,094

CORPORATE BONDS — 15.8%
Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	1,898	2,399,717
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	4,335	5,022,622

					7,422,339

Banks — 4.8%
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	4.000%		02/11/23	606	629,487
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/11/27	1,590	1,590,318
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%	(c)	01/20/28	3,981	4,050,126
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	508	514,726
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,839	1,871,026
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	1,423	1,480,979
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(c)	01/10/28	3,925	3,988,836
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	5,472	6,084,990
First Republic Bank, Sub. Notes	4.625%		02/13/47	1,606	1,649,735
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,773	6,195,550
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.383%	(c)	10/24/23	4,777	4,848,808
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(c)	05/01/28	2,091	2,097,332
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	(c)	02/01/28	1,695	1,733,336
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	2,005	2,090,954

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.373%	(c)	05/08/24	3,957	$3,977,430
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,792	1,844,826
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	5,998	6,260,323
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,368	4,224,429
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	1,005	1,077,378
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%	(c)	09/15/31	5,242	5,201,008
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	4,152	4,352,272
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	2,058	2,146,266
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	3,668	3,571,741
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	7,193	8,981,734
Wells Fargo Bank NA, Sub. Notes	6.600%		01/15/38	2,452	3,343,344
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%	(c)	11/23/31	3,073	3,149,607

					86,956,561

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	7,010	7,715,507
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%		05/13/25	1,000	996,537

					8,712,044

Chemicals — 0.1%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%		11/03/26	1,700	1,721,250

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec’d. Notes, 144A	4.000%		07/30/27	1,033	1,022,026

Computers — 0.2%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	6.020%		06/15/26	2,879	3,171,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%		07/15/36	998	1,254,383

					4,425,627

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%		08/01/25	617	615,594
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%		02/15/24	1,224	1,281,179
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	4,074	4,081,040
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	3,757	4,089,074
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	3,115	3,308,357
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.500%		03/15/27	1,308	1,369,107
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%		07/11/21	2,887	3,278,356
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%		04/17/24	2,300	2,440,645

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
SURA Asset Management SA (Colombia), Gtd. Notes, 144A	4.375%	04/11/27	1,300	$1,313,000

				21,776,352

Electric — 0.9%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	07/14/25	400	410,383
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	2,483	3,334,083
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	1,456,383
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,040	3,052,728
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	695	705,082
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	2,045,529
Ohio Edison Co., First Mortgage	8.250%	10/15/38	730	1,093,944
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	1,046,746
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,588,582

				15,733,460

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	950	974,007

Gas — 0.2%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,913,226

Healthcare-Services — 0.3%
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	994	1,006,757
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	1,474	1,525,590
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,416,413
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,866,901
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	317	331,192

				6,146,853

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.700%	07/10/35	1,426	1,515,718
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	461	566,191
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	4,915	5,501,271
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	960	1,138,521
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,309,676

				11,031,377

Internet — 0.8%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	3.600%	11/28/24	4,350	4,480,239
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	5,961	6,862,303
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.500%	11/28/22	780	796,935
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,943,672

				14,083,149

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Investment Companies — 0.0%
GrupoSura Finance SA (Colombia), Gtd. Notes, 144A	5.500%	04/29/26	600	$645,750

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,501,815

Media — 0.9%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	1,880	2,481,758
Comcast Corp., Gtd. Notes	6.950%	08/15/37	2,034	2,869,470
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	3,677	4,873,352
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.625%	01/15/40	1,650	1,906,449
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,281	2,915,456
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	1,132	1,554,136

				16,600,621

Mining — 0.3%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	1,715	2,019,033
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41	3,515	3,880,841

				5,899,874

Miscellaneous Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.400%	03/16/27	3,346	3,419,428
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	867	875,217

				4,294,645

Oil & Gas — 0.9%
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,385	7,735,189
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,418	3,108,803
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	681	690,364
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,144,179
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,289	2,086,855

				16,765,390

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	781,243
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	1,122	1,525,204
Oceaneering International, Inc., Sr. Unsec’d. Notes	4.650%	11/15/24	698	688,368

				2,994,815

Pipelines — 0.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,555	5,524,700
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,583,574
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	172	206,901
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	3,809	4,789,368
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31	680	857,258

				15,961,801

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	3,320	$3,402,558

Real Estate Investment Trusts (REITs) — 0.5%
EPR Properties, Gtd. Notes(a)	4.750%	12/15/26	1,470	1,510,506
EPR Properties, Gtd. Notes	5.250%	07/15/23	5,598	5,984,038
Physicians Realty LP, Gtd. Notes	4.300%	03/15/27	741	750,952

				8,245,496

Semiconductors — 0.1%
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	1,290	1,293,478

Software — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,549,319

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	866	922,616
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	4,634,064
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	4,305	5,160,856
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.750%	06/22/26	1,400	1,379,420
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	1,787	1,891,834
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.812%	03/15/39	1,241	1,254,425

				15,243,215

Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	1,061	1,142,739

Water — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	3,125,207

TOTAL CORPORATE BONDS (cost $276,441,754)				284,584,994

FOREIGN GOVERNMENT BONDS — 1.2%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	870,000
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%	01/25/27	2,100	2,108,043
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A(g)	5.950%	11/24/19	1,000	1,080,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22	900	924,926
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27	3,200	3,337,024
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,613,344
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	7,000	7,321,300
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	650	836,875
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,000	1,069,504

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.875%		01/15/33	238	$323,680

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,301,188)					21,484,696

MUNICIPAL BONDS — 1.3%
California — 0.7%
Pasadena Public Financing Authority, Revenue Bonds	7.148%		03/01/43	2,015	2,855,275
State of California, General Obligation Unlimited	7.350%		11/01/39	4,555	6,684,964
State of California, General Obligation Unlimited	7.550%		04/01/39	2,080	3,174,038

					12,714,277

District of Columbia — 0.2%
District of Columbia, Revenue Bonds, BABs	5.591%		12/01/34	2,960	3,660,099

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%		06/01/33	1,784	1,669,610
State of Illinois, General Obligation Unlimited	5.520%		04/01/38	609	561,047

					2,230,657

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, General Obligation Unlimited	5.350%		05/01/30	1,160	1,240,713

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds	8.910%		02/01/30	2,917	3,346,995

TOTAL MUNICIPAL BONDS (cost $22,781,259)					23,192,741

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost $1,330,333)	2.069%	(c)	09/25/42	1,330	1,261,998

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.1%
Federal Home Loan Mortgage Corp.	0.750%		04/09/18	49,331	49,145,910
Federal Home Loan Mortgage Corp.	3.500%		02/01/46	5,712	5,892,751
Federal Home Loan Mortgage Corp.	3.500%		03/01/46	5,657	5,848,064
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	7,786	8,322,830
Federal Home Loan Mortgage Corp.	5.000%		09/01/20	859	893,980
Federal Home Loan Mortgage Corp.	5.000%		05/01/23	322	332,734
Federal Home Loan Mortgage Corp.	5.000%		06/01/26	2,106	2,221,818
Federal National Mortgage Assoc.	3.000%		TBA	71,000	70,904,278
Federal National Mortgage Assoc.	3.500%		04/01/43	3,563	3,696,233
Federal National Mortgage Assoc.	3.500%		06/01/43	3,866	4,010,880
Federal National Mortgage Assoc.	3.500%		06/01/43	3,705	3,843,238
Federal National Mortgage Assoc.	3.500%		07/01/43	5,306	5,504,440
Federal National Mortgage Assoc.	3.500%		11/01/45	7,360	7,609,804
Federal National Mortgage Assoc.	3.500%		01/01/46	32,134	33,023,657
Federal National Mortgage Assoc.	3.500%		02/01/46	11,696	12,095,272
Federal National Mortgage Assoc.	3.500%		02/01/46	3,817	3,947,667
Federal National Mortgage Assoc.	3.500%		04/01/46	13,066	13,512,248
Federal National Mortgage Assoc.	3.500%		TBA	82,000	84,219,765
Federal National Mortgage Assoc.	4.000%		10/01/40	3,832	4,046,559
Federal National Mortgage Assoc.	4.000%		01/01/42	4,914	5,184,924
Federal National Mortgage Assoc.	4.000%		07/01/42	3,225	3,401,675
Federal National Mortgage Assoc.	4.000%		06/01/43	9,316	9,827,420

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	11/01/44	5,089	$5,436,234
Federal National Mortgage Assoc.	4.000%	02/01/45	4,425	4,727,401
Federal National Mortgage Assoc.	4.000%	TBA	54,000	56,765,389
Federal National Mortgage Assoc.	4.500%	TBA	34,000	36,471,640
Federal National Mortgage Assoc.	5.500%	09/01/36	1,071	1,199,940
Federal National Mortgage Assoc.	6.250%	05/15/29	22,176	30,091,967
Federal National Mortgage Assoc.	6.625%	11/15/30	10,214	14,602,568

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $489,356,183)				486,781,286

U.S. TREASURY OBLIGATIONS — 42.2%
U.S. Treasury Bonds	3.000%	05/15/45	1,754	1,807,374
U.S. Treasury Bonds	3.000%	02/15/47	91,776	94,672,634
U.S. Treasury Inflation Indexed Bonds	0.625%	01/15/26	19,399	20,087,653
U.S. Treasury Notes	1.250%	11/15/18	73,313	73,221,359
U.S. Treasury Notes	1.250%	03/31/21	55,540	54,620,147
U.S. Treasury Notes	1.375%	06/30/18	15,394	15,407,223
U.S. Treasury Notes	1.375%	05/31/21	66,204	65,285,949
U.S. Treasury Notes	1.750%	10/31/20	38,483	38,645,360
U.S. Treasury Notes	1.750%	03/31/22	60,248	59,937,361
U.S. Treasury Notes	1.750%	06/30/22	138,456	137,558,251
U.S. Treasury Notes	2.000%	12/31/21	53,259	53,643,903
U.S. Treasury Notes	2.000%	11/15/26	17,469	17,033,638
U.S. Treasury Notes	2.125%	08/15/21	84,332	85,517,877
U.S. Treasury Notes	2.375%	05/15/27	14,431	14,522,319
U.S. Treasury Notes	2.625%	11/15/20	26,062	26,898,825

TOTAL U.S. TREASURY OBLIGATIONS (cost $760,275,927)				758,859,873

TOTAL LONG-TERM INVESTMENTS (cost $2,018,067,499)				2,023,262,080

			Shares
SHORT-TERM INVESTMENTS —1.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			18,589,240	18,589,240
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,895,499; includes $1,856,671 of cash collateral for securities on loan)(b)(w)			1,895,310	1,895,499

TOTAL SHORT-TERM INVESTMENTS (cost $20,484,739)				20,484,739

TOTAL INVESTMENTS — 113.6% (cost $2,038,552,238)				2,043,746,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%				(244,952,767)

NET ASSETS — 100.0%				$1,798,794,052

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,000,000 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,831,911; cash collateral of $1,856,671 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $5,663,574 is 0.3% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$179,258,457	$—
Collateralized Loan Obligations	—	62,366,906	2,000,000
Consumer Loans	—	1,396,654	—
Credit Cards	—	63,452,101	—
Equipment	—	50,027,917	—
Other	—	2,122,360	—
Student Loans	—	7,231,003	—
Commercial Mortgage-Backed Securities	—	79,241,094	—
Corporate Bonds	—	284,584,994	—
Foreign Government Bonds	—	21,484,696	—
Municipal Bonds	—	23,192,741	—
Residential Mortgage-Backed Security	—	1,261,998	—
U.S. Government Agency Obligations	—	486,781,286	—
U.S. Treasury Obligations	—	758,859,873	—
Affiliated Mutual Funds	20,484,739	—	—

Total	$20,484,739	$2,021,262,080	$2,000,000

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	42.2%
U.S. Government Agency Obligations	27.1
Automobiles	9.9
Banks	4.8
Commercial Mortgage-Backed Securities	4.4
Collateralized Loan Obligations	3.6
Credit Cards	3.5
Equipment	2.8
Municipal Bonds	1.3
Diversified Financial Services	1.2
Foreign Government Bonds	1.2
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	1.1
Oil & Gas	0.9
Media	0.9
Pipelines	0.9
Electric	0.9
Telecommunications	0.8
Internet	0.8
Insurance	0.6
Beverages	0.5

Real Estate Investment Trusts (REITs)	0.5%
Auto Manufacturers	0.4
Student Loans	0.4
Healthcare-Services	0.3
Mining	0.3
Computers	0.2
Miscellaneous Manufacturing	0.2
Software	0.2
Real Estate	0.2
Water	0.2
Oil & Gas Services	0.2
Gas	0.2
Leisure Time	0.1
Other	0.1
Chemicals	0.1
Consumer Loans	0.1
Semiconductors	0.1
Residential Mortgage-Backed Security	0.1
Transportation	0.1
Commercial Services	0.1
Engineering & Construction	0.1
Investment Companies	0.0 *

113.6
Liabilities in excess of other assets	(13.6)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$1,831,911	$(1,831,911)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $1,831,911:
Unaffiliated investments (cost $2,018,067,499)	$2,023,262,080
Affiliated investments (cost $20,484,739)	20,484,739
Receivable for investments sold	16,813,824
Dividends and interest receivable	9,282,895
Receivable for fund share sold	846,702
Receivable from manager	15,624
Prepaid expenses	5,552

Total Assets	2,070,711,416

LIABILITIES:
Payable for investments purchased	269,364,842
Payable to broker for collateral for securities on loan	1,856,671
Management fees payable	276,063
Payable for fund share repurchased	194,706
Accrued expenses and other liabilities	175,255
Distribution fee payable	49,462
Affiliated transfer agent fee payable	365

Total Liabilities	271,917,364

NET ASSETS	$1,798,794,052

Net assets were comprised of:
Paid-in capital	$1,523,013,626
Retained earnings	275,780,426

Net assets, June 30, 2017	$1,798,794,052

Net asset value and redemption price per share, $1,798,794,052 / 143,937,429 outstanding shares of beneficial interest	$12.50

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$21,404,382
Affiliated dividend income	302,730
Income from securities lending, net (including affiliated income of $209,794)	238,350

21,945,462

EXPENSES
Management fees	4,280,962
Distribution fee	2,232,300
Custodian and accounting fees	142,000
Audit fee	15,000
Trustees’ fees	14,000
Legal fees and expenses	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	23,446

Total expenses	6,723,708
Less: management fee waivers and/or expense reimbursement	(160,726)

Net expenses	6,562,982

NET INVESTMENT INCOME (LOSS)	15,382,480

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,844))	3,396,564
Foreign currency transactions	(21)

3,396,543

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10,838)	21,824,165
Foreign currencies	133

21,824,298

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	25,220,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,603,321

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,382,480	$33,239,174
Net realized gain (loss) on investment and foreign currency transactions	3,396,543	2,596,035
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,824,298	8,503,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,603,321	44,338,689

FUND SHARE TRANSACTIONS:
Fund share sold [5,762,134 and 66,448,629 shares, respectively]	71,255,237	808,386,220
Fund share repurchased [27,793,000 and 29,070,934 shares, respectively]	(342,407,538)	(355,770,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(271,152,301)	452,616,164

CAPITAL CONTRIBUTIONS	—	4,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	(230,548,980)	496,959,737
NET ASSETS:
Beginning of period	2,029,343,032	1,532,383,295

End of period	$1,798,794,052	$2,029,343,032

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 100.0% ASSET-BACKED SECURITIES — 22.1%	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Automobiles — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22		5,300	$5,331,114
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21		5,800	5,767,111
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22		2,900	2,865,739
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21		2,500	2,502,626

						16,466,590

Collateralized Loan Obligations — 12.9%
ALM III Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648%	(c)	10/15/28		8,750	8,824,157
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27		2,250	2,248,875
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.574%	(c)	07/15/30		8,500	8,500,000
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25		4,450	4,465,302
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.602%	(c)	04/28/26		11,650	11,676,302
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	— %	(p)	07/15/29		2,500	2,500,000
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.682%	(c)	02/17/26		1,000	999,908
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class X, 144A	25.933%	(c)	01/15/30		5,500	5,500,000
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293%	(c)	10/22/25		12,000	12,003,689
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.328%	(c)	04/17/26		6,000	6,000,631
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A	2.348%	(c)	10/17/26		9,900	9,902,648
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A	2.551%	(c)	07/18/30		5,500	5,500,000
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.776%	(c)	01/20/28		11,750	11,819,442
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.485%	(c)	04/13/27		4,500	4,501,398
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25		11,900	11,912,519
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.606%	(c)	01/20/29		12,000	12,130,351
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A1R, 144A	0.818%	(c)	10/15/26	EUR	10,500	11,994,722
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A	2.551%	(c)	07/20/31		2,750	2,741,184
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.558%	(c)	10/18/26		5,000	4,997,182
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608%	(c)	07/15/26		2,450	2,451,937
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.338%	(c)	10/15/26		8,750	8,740,484
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.708%	(c)	04/18/27		3,750	3,757,242

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Galaxy XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A	2.558%	(c)	07/15/26	9,000	$8,992,897
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.328%	(c)	10/15/26	2,750	2,750,749
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.621%	(c)	05/05/27	3,500	3,505,430
KKR CLO 18 Ltd. (Cayman Islands), Series 18, Class A, 144A^	2.566%	(c)	07/18/30	20,000	20,000,000
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	15,000	15,019,665
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.358%	(c)	10/15/26	15,000	15,004,196
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	14,150	14,151,989
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561%	(c)	07/15/30	6,250	6,241,412
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.610%	(c)	10/30/27	7,500	7,521,198
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303%	(c)	07/22/25	3,500	3,501,773
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472%	(c)	05/21/29	5,000	4,999,992
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656%	(c)	07/20/27	14,500	14,500,696
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.565%	(c)	07/20/30	10,750	10,750,000
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566%	(c)	07/25/26	8,250	8,250,076
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	600	601,791
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A	2.319%	(c)	05/07/26	14,500	14,507,075
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.608%	(c)	10/15/26	6,699	6,698,699
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856%	(c)	10/20/23	2,150	2,151,445
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.676%	(c)	07/20/27	10,750	10,779,726
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A	2.567%	(c)	07/25/30	4,500	4,500,000
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434%	(c)	01/15/29	3,500	3,534,421
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	2.534%	(c)	07/15/29	1,500	1,497,750
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856%	(c)	10/25/28	11,500	11,548,154
Trinitas CLO VI Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A	2.655%	(c)	07/25/29	6,500	6,490,263
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.806%	(c)	10/20/28	7,750	7,795,678
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431%	(c)	04/20/29	9,000	9,000,274
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339%	(c)	11/07/25	4,000	4,001,416
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572%	(c)	07/15/29	7,750	7,751,938

					379,216,676

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Consumer Loans — 1.5%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	7,371	$7,378,830
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,549,731
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	1,750	1,759,263
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	9,718	9,775,222
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	17,040	17,194,120

					42,657,166

Credit Cards — 0.3%
Discover Card Execution Note Trust, Series 2017-A5, Class A5	1.816%	(c)	12/15/26	8,400	8,444,648

Home Equity Loans — 2.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.266%	(c)	12/25/33	375	360,227
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.856%	(c)	05/25/34	1,210	1,120,501
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.996%	(c)	04/25/34	2,288	2,183,441
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	2.566%	(c)	02/25/33	1,281	1,266,234
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1	2.296%	(c)	01/25/34	1,917	1,872,664
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	2.041%	(c)	08/25/33	587	578,415
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	1.916%	(c)	06/25/34	2,312	2,277,041
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	4.684%	(c)	01/15/33	286	287,893
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	2.134%	(c)	12/15/33	963	948,061
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	2.041%	(c)	04/25/34	4,352	4,141,554
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	2.026%	(c)	06/25/34	2,735	2,607,726
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	2.116%	(c)	08/25/34	2,347	2,271,751
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	2.266%	(c)	12/25/34	1,321	1,261,607
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	2.236%	(c)	06/25/34	3,014	2,877,522
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.716%	(c)	03/25/43	975	962,715
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	2.071%	(c)	07/25/34	3,024	2,914,108
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.696%	(c)	01/25/34	4,138	3,885,208
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	2.116%	(c)	12/25/34	1,754	1,756,198
Home Equity Asset Trust, Series 2003-4, Class M1	2.416%	(c)	10/25/33	907	893,512

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
Home Equity Asset Trust, Series 2003-6, Class M1	2.266%	(c)	02/25/34	2,483	$2,430,510
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	1.320%	(c)	07/20/36	3,560	3,503,866
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.916%	(c)	09/25/34	858	793,807
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	2.116%	(c)	04/25/34	2,806	2,695,487
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.936%	(c)	12/25/34	4,531	4,262,966
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	2.416%	(c)	06/25/33	2,030	2,026,977
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.236%	(c)	10/25/33	202	199,832
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.956%	(c)	01/25/34	1,566	1,555,147
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	2.071%	(c)	03/25/34	4,549	4,422,443
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	2.116%	(c)	05/25/34	2,627	2,534,148
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	2.791%	(c)	11/25/32	781	780,350
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	1.921%	(c)	08/25/35	3,369	3,362,788
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2	1.856%	(c)	08/25/33	1,112	1,076,164
Option One Mortgage Loan Trust, Series 2004-1, Class M1	2.116%	(c)	01/25/34	6,338	6,005,804
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	1.716%	(c)	12/25/33	1,154	1,133,149
Saxon Asset Securities Trust, Series 2004-1, Class A	1.756%	(c)	03/25/35	405	373,797
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.981%	(c)	02/25/34	4,033	3,878,422

					75,502,035

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	570	570,000

Residential Mortgage-Backed Securities — 3.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2	1.816%	(c)	02/25/34	278	257,968
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.996%	(c)	10/25/34	1,199	1,174,026
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31	1,765	1,774,635
CIM Trust, Series 2017-3, 144A	3.050%	(c)	01/25/57	4,386	4,450,089
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%	(c)	03/25/35	256	263,409
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.966%	(c)	02/25/34	3,642	3,508,596
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	2.266%	(c)	11/25/34	1,388	1,371,905

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	1.896%	(c)	06/25/33		1,208	$1,182,724
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	5.872%		05/25/35		179	177,967
CSMC Trust, Series 2016-RPL1, Class A1, 144A	4.145%	(c)	12/26/46		13,161	13,214,584
CSMC Trust, Series 2017-6R^	2.722%	(c)	03/06/47		6,275	6,275,000
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	3.691%	(c)	06/25/34		1,205	1,205,734
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	3.061%	(c)	01/25/35		983	978,248
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	2.146%	(c)	06/25/34		1,806	1,761,872
Ripon, Series 1A, Class A1, 144A	1.172%	(c)	08/20/56		15,200	19,855,700
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	2.016%	(c)	02/25/34		13,049	12,664,979
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	2.016%	(c)	07/25/34		8,388	8,204,695
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	2.056%	(c)	08/25/34		1,228	1,227,404
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	2.216%	(c)	09/25/34		7,741	7,675,043
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	2.116%	(c)	01/25/35		140	140,301
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	2.156%	(c)	09/25/34		3,597	3,470,571
Towd Point Mortgage Funding, Series 2017-A11, Class A1, 144A	1.154%	(c)	05/20/45		11,573	15,092,559
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		3,586	3,588,803
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47		1,451	1,449,538
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59		1,690	1,688,491

						112,654,841

Student Loans — 0.4%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 144A	1.926%	(c)	05/25/41		4,300	4,300,055
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 144A	1.990%	(c)	01/25/41		2,600	2,599,992
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41		5,000	4,980,678

						11,880,725

TOTAL ASSET-BACKED SECURITIES (cost $634,526,731)						647,392,681

BANK LOANS(c) —1.0%
Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.250%		12/03/20	EUR	2,931	3,386,217

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1^	3.750%		08/30/20	EUR	1,534	1,766,872
CeramTec GmbH (Germany), Term Loan B^	3.750%		08/28/20	EUR	466	537,420

						2,304,292

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Healthcare & Pharmaceutical — 0.2%
Capsugel Holdings US, Inc., Term Loan B	4.299%		07/31/21		1,702	$1,700,577
CHS/Community Health Systems, Inc., Term Loan H	4.170%		01/27/21		875	873,490
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	5.830%		04/01/22		2,040	2,067,053

						4,641,120

Oil & Gas — 0.2%
Euro Garages Ltd., Term Loan C1	5.325%		01/30/23		4,905	6,437,460

Retailers — 0.1%
Douglas Holding AG, Term Loan B15	3.750%		08/12/22		211	243,139
Douglas Holding AG, Term Loan B16	3.750%		08/12/22		129	148,155
Douglas Holding AG, Term Loan B17	3.750%		08/12/22		221	254,011
Douglas Holding AG, Term Loan B18	3.750%		08/12/22		146	168,641
Douglas Holding AG, Term Loan B19	3.750%		08/12/22		33	37,476
Douglas Holding AG, Term Loan B20	3.750%		08/12/22		168	193,454
Douglas Holding AG, Term Loan B21	3.750%		08/12/22		93	107,091
Rite Aid Corp., Term Loan 2	5.105%		06/21/21		2,250	2,255,157

						3,407,124

Technology — 0.3%
Action Nederland BV (United Kingdom), Term Loan B	3.500%		02/25/22	EUR	2,300	2,660,115
Dell International LLC, Term Loan A3	3.299%		12/31/18		2,900	2,902,216
First Data Corp., Term Loan TL	3.486%		07/10/22		2,565	2,560,704

						8,123,035

Transportation — 0.0%
XPO Logistics, Inc., Term Loan B	3.468%		11/01/21		1,419	1,421,981

TOTAL BANK LOANS (cost $30,297,779)						29,721,229

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		1,273	1,278,628
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.422%	(c)	02/10/51		4,274	4,319,706
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49		19,000	18,659,332
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.385%	(c)	12/10/49		1,789	1,791,800
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,068,029
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	10,149,456
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,253,285
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	23,280,210
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,989,840
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		11,912	12,059,433
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47		17,000	17,343,201

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	$15,779,917
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,139,743
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	17,055,476
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,007,720
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,607,071
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48	13,500	13,896,746
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	12,000	11,722,036
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,164,630
Deutsche Bank-JPMorgan Commercial Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	5,000	4,828,283
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	10,700	10,881,123
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%	(c)	12/25/26	25,000	24,416,690
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.718%	(c)	06/25/20	29,539	1,135,318
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570%	(c)	05/25/22	46,152	2,656,425
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606%	(c)	06/25/22	25,090	1,514,656
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.991%	(c)	09/25/22	40,258	1,490,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.001%	(c)	10/25/22	32,913	1,257,279
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.808%	(c)	11/25/25	132,686	6,004,123
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(c)	03/25/26	27,919	2,708,958
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872%	(c)	05/25/19	34,638	884,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810%	(c)	07/25/19	35,194	918,187
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.319%	(c)	02/25/32	30,100	4,770,073
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,200,189
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,101,448
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,575,152
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%		07/15/50	15,500	15,571,467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,273	2,300,180
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	5,009,306
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,675,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,120,090
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,053,614

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46		13,600	$13,697,278
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		13,600	13,742,295
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		12,200	12,352,147
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46		11,631	11,632,123
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50		3,610	3,742,061
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50		15,000	14,853,766
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49		9,000	9,267,783
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49		15,500	14,946,487
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50		9,500	9,531,540

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $476,706,100)						474,404,579

				Shares
COMMON STOCK — 0.0%
Oil & Gas — 0.0%
Frontera Energy Corp. (Colombia)* (cost $1,279,096)					32,074	847,112

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 32.5%
Agriculture — 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		7,440	7,447,366
Reynolds American, Inc., Gtd. Notes	7.000%		08/04/41		1,350	1,694,157

						9,141,523

Airlines — 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29		2,839	2,814,225
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		10/11/25		4,136	4,342,899
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26		1,028	1,083,145
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30		3,300	3,234,660

						11,474,929

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	1,345	1,609,164

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		5,490	5,299,332

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Auto Manufacturers (continued)
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		545	$559,344
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		5,000	5,033,235
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		4,620	4,637,228
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		5,215	5,792,556
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	620	715,216

						22,036,911

Auto Parts & Equipment — 0.5%
IHO Verwaltungs GmbH (Germany), PIK, 144A	3.750%		09/15/26		2,155	2,565,945
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	2,240	2,622,382
Lear Corp., Gtd. Notes	5.250%		01/15/25		6,325	6,692,596
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		3,000	3,150,000

						15,030,923

Banks — 9.5%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		3,600	3,684,517
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18		3,000	2,991,171
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22		4,000	4,050,604
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/31/49		4,145	4,233,081
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49		1,490	1,670,662
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		17,705	20,006,013
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		1,795	1,979,296
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23		1,245	1,317,983
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48		3,860	4,082,649
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25		8,575	8,688,542
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		6,375	6,634,743
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/31/49		3,465	3,494,799
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		3,445	3,476,029
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21		1,010	1,024,517
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		1,280	1,313,354
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		3,075	3,195,282
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47		1,500	1,600,710
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21		2,060	2,021,832
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49		2,575	2,709,466
Citigroup, Inc., Jr. Sub. Notes	6.125%	(c)	12/31/49		4,975	5,348,125
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49		3,315	3,677,578
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26		1,940	1,962,095
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	(c)	04/24/48		900	920,813
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,250	3,454,504
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		3,745	3,894,867
Citigroup, Inc., Sub. Notes	4.750%		05/18/46		3,835	4,025,584
Citigroup, Inc., Sub. Notes	4.300%		11/20/26		1,000	1,027,141
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20		1,700	1,731,972
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23		5,555	5,726,955

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,960	$4,010,787
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	2,250	2,232,603
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	6,250	6,098,950
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,192,421
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	(c)	12/31/49	1,035	1,086,750
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	7,490	7,870,492
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	6,950	6,913,137
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	1,313,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	1,680	1,709,077
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	7,222,970
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,153,356
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	6,165,695
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	2,048,334
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.300%	(c)	12/31/49	7,950	8,277,938
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,521,825
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	4,110	3,966,565
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	5,860,406
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%		09/23/22	9,245	9,474,489
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,204,216
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,750	4,183,365
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17	2,025	2,029,156
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	5,020	5,236,884
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	5,340	5,552,601
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	8,155	7,928,674
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	3,080,612
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	1,280	1,701,505
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	7,000	7,761,985
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	8,164,802
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	1,900	1,916,809
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	803,549
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,734,648
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,265	5,554,575

					277,917,605

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	1,775	2,003,338

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	4,752	5,033,095
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	150	150,699
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%		12/01/41	555	672,765

					5,856,559

Building Materials — 0.3%
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,320	3,527,500

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Building Materials (continued)
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24		4,015	$4,230,806

						7,758,306

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		4,910	5,574,097
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		2,105	1,878,712
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41		3,800	4,403,429
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25		6,706	6,901,037
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55		4,000	3,918,228
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		250	282,424
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33		1,305	1,376,810
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		455	464,534

						24,799,271

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.300%		12/01/26		5,690	5,540,182
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%		06/01/34		1,025	1,272,959
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37		2,050	2,661,117
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		935	979,412
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		520	535,600
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26		400	426,000

						11,415,270

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		2,560	2,619,843
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21		2,175	2,292,924
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17		3,355	3,363,381
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18		1,895	1,911,214

						10,187,362

Diversified Financial Services — 0.9%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	1,150	1,550,249
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24		9,635	9,871,896
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		07/24/24		2,000	2,049,174
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		4,895	4,836,608
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A^	3.290%		10/10/34		944	939,967
Intrum Justutua AB, 144A	3.125%		07/15/24		1,310	1,489,768
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,975	2,231,949
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19		930	967,200
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		175	182,219
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610%	(s)	05/31/18		656	641,111
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%		12/02/24		1,100	1,417,897

						26,178,038

Diversified Machinery — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		1,950	2,109,448

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electric — 1.5%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	545	$531,375
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	1,205	1,129,688
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	2,365	2,498,031
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27	1,170	1,203,638
Commonwealth Edison Co., First Mortgage	6.450%		01/15/38	2,110	2,840,267
Dominion Energy, Inc., Jr. Sub. Notes	2.962%		07/01/19	1,875	1,903,037
Duke Energy Progress LLC, First Mortgage	3.700%		10/15/46	2,030	1,995,151
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19	6,780	6,991,875
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	2,725	2,643,250
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26	740	748,140
Exelon Corp., Jr. Sub. Notes	3.497%	(c)	06/01/22	7,110	7,263,868
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,360	3,104,941
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	855	976,625
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%		06/15/29	1,000	1,475,750
Majapahit Holding BV (Indonesia), Gtd. Notes	8.000%		08/07/19	950	1,055,735
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	1,314	1,353,420
Pseg Power LLC, Gtd. Notes	3.000%		06/15/21	3,750	3,807,626
San Diego Gas & Electric Co., First Mortgage	3.950%		11/15/41	1,125	1,144,191
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	1,025	1,079,198

					43,745,806

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22	2,000	2,124,660

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%		10/31/26	1,540	1,578,916

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	6,000	6,180,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	3,000	3,198,750

					9,378,750

Foods — 0.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	4,275	4,205,531
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.750%		06/15/25	2,755	2,589,700
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%		06/01/21	2,990	2,988,505
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	4,590	4,392,864
Kraft Heinz Foods Co., Gtd. Notes	6.125%		08/23/18	735	769,957
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%		02/01/47	705	679,554

					15,626,111

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.375%		12/01/25	3,620	4,605,954
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	5,100	6,219,435

					10,825,389

Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41	1,200	1,475,845

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Gas (continued)
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		240	$253,587

					1,729,432

Healthcare – Products — 0.4%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%	06/06/27		10,920	10,954,518

Healthcare – Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		2,250	3,112,200
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		2,030	2,187,796
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22		2,495	2,604,156
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19		2,300	2,311,500
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42		4,740	5,699,314
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		890	923,375
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		3,400	3,655,000
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22		2,000	2,217,500
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		2,000	2,072,294
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		365	372,506
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		1,765	1,768,362
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18		375	395,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		2,750	2,860,000
THC Escrow Corp. III, Sec’d. Notes, 144A(a)	5.125%	05/01/25		395	396,481
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		3,360	3,701,410
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41		363	474,661

					34,752,180

Home Builders — 0.3%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		5,750	6,044,688
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		2,240	2,298,800

					8,343,488

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26		1,250	1,270,312

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	2,669,452

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		2,050	2,176,663

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		4,500	4,875,350
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,657,513
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,855,577
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,913,174
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,435,438
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	4,173,620
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,187,802
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,472,852
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,646,730

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Insurance (continued)
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	$794,647
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46		1,330	1,454,904
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39		2,375	3,871,316
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	256,043
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	2,984,112
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	996,161
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	336,849

					33,912,088

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	2,700	3,133,923

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26		8,075	7,921,833
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,756,250
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		1,875	2,062,500

					12,740,583

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,230	1,536,704
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		2,500	2,625,000
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,794,425
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		3,674	3,719,925
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	634,603
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,307,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	2,034,150
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		2,384	2,431,680
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		3,160	3,745,715
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		1,000	1,200,213
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		1,010	1,231,025
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		1,625	1,563,216
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		462	462,229
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		1,075	1,082,267
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41		4,945	6,041,173
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	2,200	2,647,920
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,701,250

					43,758,995

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		850	979,017

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Mining (continued)
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35		1,700	$2,098,672

						3,077,689

Miscellaneous Manufacturing — 0.3%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		2,390	2,467,675
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%		03/15/22		2,750	2,839,375
General Electric Co., Sr. Unsec’d. Notes	0.875%		05/17/25	EUR	3,860	4,348,569

						9,655,619

Multi-National — 0.7%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18		5,000	5,195,090
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		9,305	9,250,845
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22		4,792	4,687,419
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		2,300	2,430,994

						21,564,348

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		6,200	6,705,672

Oil & Gas — 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	1.583%	(s)	10/10/36		7,000	2,885,995
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		1,570	1,848,034
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		753	769,295
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,350	1,913,278
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		1,980	2,079,992
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23		1,965	1,943,705
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34		2,295	2,306,241
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		3,100	3,219,595
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32		2,045	2,666,428
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	4.950%		07/19/22		2,238	2,314,969
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		1,455	1,439,868
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		500	490,050
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		3,110	3,647,330
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,050	1,155,000
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		2,500	2,374,500
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24		4,000	4,110,256
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		1,975	2,081,028
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		4,140	4,632,614
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		330	340,395
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		810	856,980
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		6,970	7,802,079
Petroleos Mexicanos (Mexico), Gov’t. Gtd. Notes	2.830%		02/15/24		2,800	2,851,187
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,735	1,787,414
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		4,810	5,045,690
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		1,323	1,289,925
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		1,160	1,221,190

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27		950	$1,020,538
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	890	914,864
Phillips 66, Gtd. Notes	4.650%	11/15/34		2,425	2,552,468
Phillips 66, Gtd. Notes	4.875%	11/15/44		2,310	2,476,107
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		3,450	3,530,385
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26		5,155	5,042,827
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		1,860	2,068,859

					80,679,086

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		3,935	4,783,748

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		2,795	2,863,729
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,120	1,161,614
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,250	1,362,280

					5,387,623

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	5,850,067
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,672,033
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		5,970	6,371,948
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45		311	335,715
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,400	1,711,360
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		1,900	1,596,950
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21		2,046	2,201,310
Mylan NV, Gtd. Notes	2.500%	06/07/19		5,050	5,090,350
Mylan NV, Gtd. Notes	3.150%	06/15/21		4,555	4,633,997
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26		1,415	1,343,794
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46		450	414,486
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		280	236,950

					34,458,960

Pipelines — 1.0%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20		5,831	6,064,240
Energy Transfer LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,511,904
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,895,459
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		605	590,742
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		290	298,664
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		3,400	4,156,055
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45		2,010	1,970,124
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,954,104
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,185,025
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45		3,500	3,626,007

					28,252,324

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%		09/01/26		3,300	$3,320,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	4,000	4,660,653
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%		11/05/19		3,000	3,006,747

						10,988,025

Retail — 0.9%
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24		2,000	1,990,000
CVS Health Corp., Sr. Unsec’d. Notes	2.875%		06/01/26		4,420	4,283,365
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		575	662,644
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%		07/15/22	EUR	1,550	1,917,964
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%		09/15/56		915	829,034
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		4,175	4,467,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%		04/15/26		3,745	3,599,780
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22		610	605,032
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	3,640	4,429,493
Sally Holdings LLC/Sally Capital, Inc., Gtd Notes(a)	5.625%		12/01/25		2,500	2,559,375

						25,343,937

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		3,475	3,548,072

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%		01/15/27		5,245	5,386,090
Sensata Technologies BV, Gtd. Notes, 144A	5.625%		11/01/24		556	596,310

						5,982,400

Software — 0.5%
Fidelity National Information Services, Inc., Sr Unsec’d. Notes	3.000%		08/15/26		1,665	1,612,246
Fidelity National Information Services, Inc., Sr Unsec’d. Notes	3.625%		10/15/20		5,720	5,991,946
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		2,955	3,154,462
IMS Health, Inc., Gtd. Notes, 144A	3.500%		10/15/24	EUR	2,300	2,725,574
Microsoft Corp., Sr. Unsec’d. Notes	3.950%		08/08/56		1,250	1,250,179

						14,734,407

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		1,450	1,426,498
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48		1,009	944,095
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49		4,743	4,482,021
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44		1,785	1,769,014
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42		3,375	3,446,526
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		456	482,846
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	(c)	12/15/30		1,130	1,718,144
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%		06/15/25		2,970	3,170,475
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	2,100	2,986,109

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	845	$799,448
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,554	1,454,836
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	835	830,518
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	4,849	4,771,978

				28,282,508

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	891	919,937

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.875%	07/17/18	2,100	2,121,065

TOTAL CORPORATE BONDS (cost $919,688,573)				952,725,333

MUNICIPAL BONDS — 1.8%
Alabama — 0.0%
Alabama Economic Settlement Authority, Taxable Revenue Bonds, BP Settlement, Series B	4.263%	09/15/32	625	657,169

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,957,100

California — 0.7%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs, Revenue Bonds	6.263%	04/01/49	4,890	6,990,842
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,883,958
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,168,610
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,093,215
State of California, Taxable, Var. Purp., GO, BABs, General Obligation Unlimited	7.500%	04/01/34	3,170	4,603,474

				20,740,099

Colorado — 0.0%
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,276,460

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	4,012,618

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,882,506

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%		11/01/41	400	$535,304

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	1,750	2,550,975
New Jersey Turnpike Authority, Revenue Bonds, BABs, Revenue Bonds	7.414%		01/01/40	1,075	1,614,661
Rutgers NJ State University, Revenue Bonds, BABs	5.665%		05/01/40	1,920	2,319,149

					6,484,785

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds	5.882%		06/15/44	2,000	2,705,300
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%		08/01/36	1,320	1,631,824
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,113,649

					6,450,773

Ohio — 0.2%
Ohio State University, General Receipts Bonds, Series A	4.800%		06/01/2111	4,165	4,279,288

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	500	650,480
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	1,280	1,595,814

					2,246,294

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,270	1,386,688

TOTAL MUNICIPAL BONDS (cost $50,020,093)					53,909,084

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	1.406%	(c)	03/27/36	6,442	6,233,901
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	1.346%	(c)	02/27/37	3,359	3,195,803
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	1.386%	(c)	05/27/36	3,180	3,117,716
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.914%	(c)	09/26/45	2,835	2,833,057
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.972%	(c)	10/27/27	1,549	1,549,087
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.372%	(c)	10/25/28	3,171	3,173,536
Citigroup Commercial Mortgage Trust, Series 2011-12, Class 3A2, 144A	3.174%	(c)	09/25/47	2,810	2,545,103
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.666%	(c)	01/25/29	3,892	3,940,402

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216%	(c)	10/25/29	1,970	$2,023,084
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.766%	(c)	10/25/24	1,823	2,008,904
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.516%	(c)	10/25/27	4,850	5,421,748
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.516%	(c)	03/25/29	2,500	2,528,209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466%	(c)	11/25/28	3,750	3,853,550
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.566%	(c)	03/25/29	2,200	2,235,510
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.516%	(c)	04/25/29	5,040	5,096,432
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	2.973%	(c)	06/26/37	5,288	4,808,966
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.164%	(c)	01/26/37	5,222	5,117,144
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.164%	(c)	01/26/37	2,500	2,261,730
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	1.164%	(c)	10/26/36	6,662	6,470,874
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	1.164%	(c)	10/26/36	2,025	1,721,036
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	1.164%	(c)	03/26/37	7,255	7,038,540
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	1.164%	(c)	03/26/37	2,100	1,792,791
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.227%	(c)	05/01/22	31,073	30,773,431
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.050%	(c)	09/01/21	3,970	3,971,705
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.227%	(c)	05/01/22	21,986	21,757,571
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	3.227%	(c)	11/01/21	4,248	4,244,754
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.317%	(c)	05/10/19	18,300	18,300,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.287%	(c)	06/10/19	3,100	3,094,817
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	1.967%	(c)	07/10/19	5,740	5,742,412
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1	1.716%	(c)	09/25/37	14,983	14,169,293
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19	160	160,623

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $178,080,355)					181,181,729

SOVEREIGN BONDS — 4.5%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20	300	372,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21	6,000	6,630,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26	3,000	3,844,560

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	$1,943,640
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(c)	02/24/31	EUR	1,690	1,527,821
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(c)	02/24/32	EUR	1,295	1,156,469
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(c)	02/24/35	EUR	1,000	853,448
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(g)	3.800%		08/08/17	JPY	1,150,000	10,107,322
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	700,000	6,215,378
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,279,333
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		560	630,401
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,500	1,715,166
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		8,128	9,139,936
Indonesia Government International Bond (Indonesia),	2.875%		07/08/21	EUR	2,645	3,238,806
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,000	2,491,422
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	4,755	5,948,551
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		2,400	2,385,667
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		600	580,177
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		5,000	4,998,995
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		1,000	999,886
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		2,000	2,008,648
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		2,000	2,008,998
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21		1,600	1,576,366
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		2,000	2,009,980
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%		04/20/22		3,800	3,805,126
Kingdom of Belgium Government International Bond (Belgium), 144A	8.875%		12/01/24		2,000	2,783,301
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,600	2,602,600
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,802,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	700	872,438
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		6,200	6,324,000
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22		245	246,890
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		1,890	2,015,694
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27		3,770	3,753,393

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	(c)	02/27/26		3,520	$4,506,054
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		2,710	3,089,264
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%		04/19/27	EUR	1,500	1,708,945
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%		10/26/26		2,000	1,983,080
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		1,000	1,143,898
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		4,000	4,563,592
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850%		05/10/23		600	698,960
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18		3,000	2,996,460
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	5,897,730
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		800	801,575
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,062,000

TOTAL SOVEREIGN BONDS (cost $129,993,072)						130,320,470

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Fannie Mae Principal Strip, Notes, MTN	2.797%	(s)	05/15/30		1,855	1,239,977
Federal Home Loan Mortgage Corp.	2.500%		09/01/29		486	489,815
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		2,255	2,272,537
Federal Home Loan Mortgage Corp., MTN	2.559%	(s)	12/14/29		2,400	1,634,326
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		2,569	2,641,823
Federal Home Loan Mortgage Corp.	3.500%		07/13/17		9,500	9,759,512
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,108	1,142,957
Federal Home Loan Mortgage Corp.	4.000%		07/13/17		4,000	4,206,765
Federal Home Loan Mortgage Corp.	4.000%		09/01/40		7,832	8,269,453
Federal Home Loan Mortgage Corp.	4.000%		11/01/40		3,745	3,966,480
Federal Home Loan Mortgage Corp.	4.000%		12/01/40		3,534	3,732,201
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,748	1,840,792
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,724	1,815,156
Federal Home Loan Mortgage Corp.	4.500%		12/01/40		2,295	2,467,763
Federal Home Loan Mortgage Corp.	4.500%		07/01/41		4,780	5,139,580
Federal Home Loan Mortgage Corp.(hh)	6.250%		07/15/32		3,400	4,833,243
Federal Home Loan Mortgage Corp.(hh)	6.750%		03/15/31		2,000	2,893,618
Federal National Mortgage Assoc.	2.125%		04/24/26		1,190	1,159,882
Federal National Mortgage Assoc.	2.500%		04/01/28		152	153,353
Federal National Mortgage Assoc.	2.500%		06/01/28		1,805	1,826,237
Federal National Mortgage Assoc.	2.500%		08/01/28		648	655,524
Federal National Mortgage Assoc.	2.500%		09/01/28		817	826,425
Federal National Mortgage Assoc.	3.000%		02/01/31		4,280	4,396,345
Federal National Mortgage Assoc.	3.000%		07/01/43		356	357,794
Federal National Mortgage Assoc.	3.000%		08/01/43		737	739,893
Federal National Mortgage Assoc.	3.000%		09/01/43		2,240	2,248,365
Federal National Mortgage Assoc.	3.000%		11/01/43		10,266	10,306,696
Federal National Mortgage Assoc.	3.500%		07/13/17		3,000	3,081,211
Federal National Mortgage Assoc.	3.500%		05/01/42		2,260	2,332,061
Federal National Mortgage Assoc.	3.500%		05/01/42		1,901	1,961,088
Federal National Mortgage Assoc.	3.500%		05/01/42		1,876	1,937,453
Federal National Mortgage Assoc.	3.500%		07/01/42		10,671	11,004,604

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%		09/01/42	25,217	$26,004,080
Federal National Mortgage Assoc.	3.500%		09/01/42	4,667	4,810,937
Federal National Mortgage Assoc.	4.000%		07/13/17	44,500	46,778,885
Federal National Mortgage Assoc.	4.000%		08/14/17	39,000	40,929,432
Federal National Mortgage Assoc.	4.000%		09/01/40	3,718	3,927,884
Federal National Mortgage Assoc.	4.000%		12/01/43	166	174,385
Federal National Mortgage Assoc.	4.500%		05/01/39	3,455	3,748,655
Federal National Mortgage Assoc.	4.500%		12/01/40	5,577	6,055,439
Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	8,590	11,656,295
Federal National Mortgage Assoc.(hh)	6.625%		11/15/30	1,485	2,123,048
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	1,440	2,101,985
Freddie Mac Coupon Strips, Notes	3.247%	(s)	07/15/32	1,000	610,216
Government National Mortgage Assoc.	3.500%		09/15/41	444	460,443
Government National Mortgage Assoc.	3.500%		11/15/41	164	170,128
Government National Mortgage Assoc.	3.500%		11/15/41	8	8,647
Government National Mortgage Assoc.	3.500%		01/15/42	43	44,272
Government National Mortgage Assoc.	3.500%		02/15/42	334	348,498
Government National Mortgage Assoc.	3.500%		03/15/42	1,140	1,184,418
Government National Mortgage Assoc.	3.500%		03/15/42	16	16,500
Government National Mortgage Assoc.	3.500%		05/15/42	298	308,646
Government National Mortgage Assoc.	3.500%		06/15/42	176	183,005
Government National Mortgage Assoc.	3.500%		07/15/42	578	601,853
Government National Mortgage Assoc.	3.500%		07/15/42	506	525,581
Government National Mortgage Assoc.	3.500%		07/15/42	251	261,203
Government National Mortgage Assoc.	3.500%		07/15/42	58	60,485
Government National Mortgage Assoc.	3.500%		08/15/42	28	28,804
Government National Mortgage Assoc.	3.500%		01/15/43	245	255,385
Government National Mortgage Assoc.	3.500%		02/15/43	355	368,073
Government National Mortgage Assoc.	3.500%		04/15/43	687	714,814
Government National Mortgage Assoc.	3.500%		05/15/43	75	78,274
Government National Mortgage Assoc.	3.500%		05/15/43	61	63,888
Government National Mortgage Assoc.	3.500%		05/15/43	35	36,733
Government National Mortgage Assoc.	3.500%		05/15/43	20	20,298
Government National Mortgage Assoc.	3.500%		05/20/43	8,630	8,977,139
Government National Mortgage Assoc.	3.500%		07/15/43	436	453,438
Government National Mortgage Assoc.	3.500%		10/15/43	47	48,999
Government National Mortgage Assoc.	3.500%		11/15/43	52	53,464
Government National Mortgage Assoc.	3.500%		12/15/43	638	663,012
Government National Mortgage Assoc.	3.500%		01/15/44	206	213,106
Government National Mortgage Assoc.	4.000%		01/20/40	1,314	1,394,856
Government National Mortgage Assoc.	4.000%		10/20/40	1,265	1,342,993
Government National Mortgage Assoc.	4.000%		02/20/41	1,635	1,734,457
Government National Mortgage Assoc.	4.500%		05/20/40	4,218	4,532,577
Government National Mortgage Assoc.	4.500%		12/20/40	3,800	4,098,021
Iraq Government USAID Bond, Gov’t. Gtd. Notes	2.149%		01/18/22	800	799,318
Residual Funding Corp. Principal Strip, Bonds	3.232%	(s)	04/15/30	5,000	3,411,930
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	935	956,919
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	800	464,229
Tennessee Valley Authority Strips Coupon	2.723%	(s)	09/15/30	2,730	1,762,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $288,473,970)					286,901,020

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds	3.000%		02/15/47	18,265	18,841,480
U.S. Treasury Notes	1.500%		02/28/23	4,250	4,137,443
U.S. Treasury Notes	1.500%		03/31/23	3,000	2,917,734
U.S. Treasury Notes	1.750%		05/31/22	395	392,686
U.S. Treasury Notes(k)	2.000%		11/30/22	13,600	13,628,682

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	2.000%		05/31/24	7,640	$7,578,521
U.S. Treasury Notes	2.000%		06/30/24	16,795	16,646,734
U.S. Treasury Notes	2.000%		02/15/25	5,000	4,931,445
U.S. Treasury Notes	2.125%		09/30/21	13,600	13,785,409
U.S. Treasury Notes	2.125%		12/31/22	10,000	10,079,690
U.S. Treasury Notes	2.250%		02/15/27	2,495	2,483,403
U.S. Treasury Notes	3.125%		05/15/21	15,500	16,307,690
U.S. Treasury Strips Coupon	1.881%	(s)	05/15/31	2,100	1,458,028
U.S. Treasury Strips Coupon(hh)	1.898%	(s)	08/15/29	2,100	1,542,853
U.S. Treasury Strips Coupon(hh)	2.100%	(s)	11/15/35	4,200	2,534,935
U.S. Treasury Strips Coupon	2.143%	(s)	11/15/28	3,520	2,646,051
U.S. Treasury Strips Coupon	2.174%	(s)	05/15/29	8,550	6,329,018
U.S. Treasury Strips Coupon(h)	2.264%	(s)	08/15/40	4,200	2,149,589
U.S. Treasury Strips Coupon(hh)(k)	2.404%	(s)	08/15/21	24,945	23,149,085
U.S. Treasury Strips Coupon(hh)	2.699%	(s)	05/15/26	22,700	18,392,198
U.S. Treasury Strips Principal	2.543%	(s)	02/15/45	1,265	564,551
U.S. Treasury Strips Principal	2.560%	(s)	05/15/43	1,465	692,481
U.S. Treasury Strips Principal	2.873%	(s)	05/15/45	2,460	1,090,602
U.S. Treasury Strips Principal	3.539%	(s)	05/15/44	2,860	1,313,464

TOTAL U.S. TREASURY OBLIGATIONS (cost $174,382,829)					173,593,772

TOTAL LONG-TERM INVESTMENTS (cost $2,883,448,598)					2,930,997,009

				Shares
SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MUTUAL FUNDS — 5.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				149,617,996	149,617,996
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $19,434,045; includes $19,413,178 of cash collateral for securities on loan)(b)(w)				19,433,910	19,435,853

TOTAL AFFILIATED MUTUAL FUNDS (cost $169,052,041)					169,053,849

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Interest Rate Swaptions,
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17			Barclays Capital Group	26,145	2,769
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17			Barclays Capital Group	26,145	106,381
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17			JPMorgan Chase	189,470	17,337
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17			JPMorgan Chase	189,470	290,490
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17			JPMorgan Chase	209,700	96,987
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17			JPMorgan Chase	209,700	1,084,225

					1,598,189

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#		Value
Put Options
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,315	$20,840
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	5,020	6,766
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,315	20,035
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	5,020	9,462
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		12,970	411,613
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		12,970	37,878
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		11,850	394,661
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,120	37,301
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		11,850	39,313
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,120	3,716
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		12,970	449,594
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		12,970	47,696

				1,478,875

TOTAL OPTIONS PURCHASED (cost $4,205,653)				3,077,064

TOTAL SHORT-TERM INVESTMENTS (cost $173,257,694)				172,130,913

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.9% (cost $3,056,706,292)				3,103,127,922

OPTIONS WRITTEN* — (0.1)%
Call Options
Interest Rate Swaptions,
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		52,290	(34,982)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		189,470	(67,379)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		189,470	(84,039)
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		209,700	(288,190)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		209,700	(397,423)

				(872,013)

Put Options
Interest Rate Swaptions,
Receive a fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	5,020	(23,396)
Receive a fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,315	(4,639)

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value
Put Options (continued)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	5,020	$(25,666)
Receive a fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,315	(5,684)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		12,970	(186,896)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		12,970	(79,016)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		11,850	(184,340)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,120	(17,423)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		11,850	(80,237)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,120	(7,584)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		12,970	(214,805)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		12,970	(95,685)

				(925,371)

TOTAL OPTIONS WRITTEN (premiums received $2,855,300)				(1,797,384)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.8% (cost $3,053,850,992)				3,101,330,538
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.8)%				(169,876,088)

NET ASSETS — 100.0%				$2,931,454,450

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $47,846,112 and 1.6% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,031,967; cash collateral of $19,413,178 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $38,956,985 is 1.3% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
5,687	5 Year U.S. Treasury Notes	Sep. 2017	$671,727,437	$670,132,977	$(1,594,460)

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
1,373	10 Year U.S. Treasury Notes	Sep. 2017	$173,627,494	$172,354,406	$(1,273,088)
121	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	16,396,341	16,312,312	(84,029)
1,236	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	200,975,947	205,021,500	4,045,553

					1,093,976

Short Positions:
555	2 Year U.S. Treasury Notes	Sep. 2017	120,113,649	119,940,703	172,946
39	10 Year Euro-Bund	Sep. 2017	7,342,768	7,210,327	132,441
348	20 Year U.S. Treasury Bonds	Sep. 2017	53,737,876	53,483,250	254,626
12	5 Year Euro-Bobl	Sep. 2017	1,822,834	1,805,057	17,777
39	Euro Schatz. DUA Index	Sep. 2017	4,995,125	4,982,240	12,885

					590,675

					$1,684,651

Securities with a combined market value of $10,697,061 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	4,972	$267,547	$272,187	$4,640
Expiring 08/08/17	Goldman Sachs & Co.	MXN	5,048	273,550	276,311	2,761
Expiring 08/08/17	UBS AG	MXN	5,048	273,485	276,311	2,826

				$814,582	$824,809	$10,227

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	UBS AG	AUD	1,088	$814,001	$836,318	$(22,317)
British Pound,
Expiring 07/27/17	Bank of America	GBP	10,126	13,013,438	13,200,756	(187,318)
Expiring 07/27/17	Citigroup Global Markets	GBP	12,250	15,706,534	15,970,070	(263,536)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	50,467	55,430,638	57,729,056	(2,298,418)
Expiring 07/27/17	Citigroup Global Markets	EUR	493	551,147	564,314	(13,167)
Expiring 07/27/17	JPMorgan Chase	EUR	2,750	3,010,780	3,145,705	(134,925)
Expiring 07/27/17	UBS AG	EUR	3,633	3,999,901	4,156,331	(156,430)
Hungarian Forint,
Expiring 07/21/17	Citigroup Global Markets	HUF	325,615	1,118,914	1,205,273	(86,359)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	696	190,371	199,745	(9,374)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	216,066	1,955,336	1,923,393	31,943
Expiring 07/27/17	JPMorgan Chase	JPY	746,127	6,567,102	6,641,946	(74,844)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	3,573	903,874	964,163	(60,289)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	4,845	347,369	369,879	(22,510)

				$103,609,405	$106,906,949	(3,297,544)

						$(3,287,317)

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	07/28/17	1.500%	623	$803	$—	$803	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	577	744	—	744	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	409	527	—	527	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	395	510	—	510	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/31/17	1.500%	93	124	—	124	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/31/17	1.500%	70	93	—	93	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/28/17	1.500%	1,013	1,307	—	1,307	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/28/17	1.500%	304	392	—	392	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	1,241	1,602	—	1,602	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	1,139	1,470	—	1,470	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	417	538	—	538	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/31/17	1.500%	217	289	—	289	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	724	964	—	964	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	701	934	—	934	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	649	864	—	864	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	259	345	—	345	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	189	252	—	252	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	161	214	—	214	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	123	164	—	164	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	110	147	—	147	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	97	129	—	129	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	75	100	—	100	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	07/31/17	1.500%	162	216	—	216	Goldman Sachs & Co.
Countrywide Home Equity	07/28/17	1.500%	399	514	—	514	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	577	794	—	794	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	567	777	—	777	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	235	323	—	323	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
GS Mortgage Securities Trust	07/31/17	1.500%	663	$883	$—	$883	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	550	733	—	733	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	279	372	—	372	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	136	181	—	181	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	126	168	—	168	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	99	132	—	132	Goldman Sachs & Co.
GSAMP Home Equity	07/28/17	1.500%	373	481	—	481	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	366	487	—	487	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	100	133	—	133	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	45	60	—	60	Goldman Sachs & Co.
Lehman Home Equity	07/28/17	1.500%	982	1,268	—	1,268	Goldman Sachs & Co.
LNR CDO Ltd.	07/11/17	1.500%	2,874	3,710	(120)	3,830	Goldman Sachs & Co.
Long Beach Home Equity	07/28/17	1.500%	758	978	—	978	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	816	1,087	—	1,087	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	168	224	—	224	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	147	196	—	196	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	119	158	—	158	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	66	88	—	88	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	07/31/17	1.500%	84	112	—	112	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/31/17	1.500%	121	161	—	161	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/31/17	1.500%	79	105	—	105	Goldman Sachs & Co.

				$26,853	$(120)	$26,973

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues and/or sovereign Issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	7,610	0.354%	$110,040	$168,543	$58,503
Anadarko Petroleum Corp.	06/20/21	1.000%	1,920	1.118%	(144,749)	(7,907)	136,842
AT&T, Inc.	06/20/21	1.000%	10,080	0.561%	72,647	172,031	99,384
Barrick Gold Corp.	06/20/21	1.000%	3,830	0.496%	(99,576)	74,997	174,573
CIT Group Inc.	06/20/18	5.000%	13,340	0.289%	852,674	654,938	(197,736)

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues and/or sovereign Issues—Sell Protection(2) (continued):
Devon Energy Corp.	06/20/20	1.000%	610	0.586%	$(50,343)	$7,497	$57,840
Eastman Chemical Co.	06/20/21	1.000%	5,625	0.298%	54,113	153,903	99,790
Ford Motor Co.	06/20/21	5.000%	19,000	0.867%	3,305,153	2,997,303	(307,850)
General Motors Co.	06/20/19	5.000%	4,960	0.275%	558,349	465,976	(92,373)

					$4,658,308	$4,687,281	$28,973

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign Issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	2,650	0.804%	$15,890	$(109,128)	$125,018	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	6,340	0.815%	13,323	(486,118)	499,441	Morgan Stanley
Republic of Italy	09/20/20	1.000%	20,350	1.154%	(91,177)	94,415	(185,592)	JPMorgan Chase

					$(61,964)	$(500,831)	$438,867

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%	43,900	$(2,756,920)	$(3,093,711)	$(336,791)
CDX.NA.IG.28.V1	06/20/22	1.000%	145,000	(2,261,900)	(2,735,071)	(473,171)

				$(5,018,820)	$(5,828,782)	$(809,962)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Currency swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	$83,134	$(227,068)	$310,202
269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	9,083	(25,141)	34,224
2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	274,060	—	274,060
11,722	3 Month LIBOR	EUR	10,500	3 Month EURIBOR minus 37 bps	JPMorgan Chase	10/17/17	(221,968)	—	(221,968)
5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	0.155%	JPMorgan Chase	10/26/17	(419,268)	—	(419,268)
14,635	3 Month LIBOR	GBP	11,685	3 Month Sterling LIBOR minus 16.75 bps	JPMorgan Chase	02/13/19	(551,083)	—	(551,083)

							$(826,042)	$(252,209)	$(573,833)

Forward rate agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally Cleared Forward Rate Agreement:
1,347,400	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(319,834)	$(319,834)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	39,497	01/04/21	0.000%	1 Day BROIS(2)	$—	$147,472	$147,472
BRL	24,280	01/04/21	0.000%	1 Day BROIS(2)	—	27,875	27,875
BRL	19,948	01/04/21	0.000%	1 Day BROIS(2)	—	12,713	12,713
BRL	19,267	01/04/21	0.000%	1 Day BROIS(2)	—	62,166	62,166
EUR	16,500	08/01/17	0.125%	1 Day EONIA(1)	209	(90,922)	(91,131)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(1)	211	(289,802)	(290,013)
EUR	2,380	05/11/22	0.156%	6 Month EURIBOR(1)	8,923	11,683	2,760
EUR	8,800	07/28/25	0.780%	1 Day EONIA(1)	216	(355,233)	(355,449)
EUR	5,250	02/23/26	0.324%	1 Day EONIA(1)	(170,926)	101,922	272,848
EUR	2,540	05/11/27	0.736%	6 Month EURIBOR(1)	30,749	38,179	7,430
EUR	2,600	05/11/30	0.850%	6 Month EURIBOR(1)	96,191	106,242	10,051
GBP	5,000	02/23/21	0.639%	1 Day SONIA(1)	239	(10,922)	(11,161)
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	42,617	(269,890)	(312,507)
MXN	131,580	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(75,523)	330,387	405,910
NZD	37,210	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	132	18,546	18,414
	99,370	08/19/17	0.524%	1 Day USOIS(1)	239	207,644	207,405
	402,260	09/09/17	0.539%	1 Day USOIS(1)	54,502	959,162	904,660
	98,610	10/21/17	0.590%	1 Day USOIS(1)	239	275,414	275,175
	97,150	11/01/17	0.639%	1 Day USOIS(1)	369	243,335	242,966

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
190,020	11/14/17	0.675%	1 Day USOIS(1)	$(16,422)	$460,414	$476,836
94,620	11/22/17	0.716%	1 Day USOIS(1)	363	207,102	206,739
96,490	01/07/18	1.093%	1 Day USOIS(1)	—	25,247	25,247
648,485	01/31/18	1.278%	1 Day USOIS(1)	—	5,862	5,862
7,935	09/30/18	0.747%	1 Day USOIS(1)	168	59,373	59,205
31,915	10/07/18	1.253%	1 Day USOIS(1)	—	3,999	3,999
94,860	11/17/18	1.080%	1 Day USOIS(1)	363	294,646	294,283
142,600	11/18/18	0.911%	1 Day USOIS(1)	(7,563)	700,369	707,932
15,040	03/31/19	1.431%	1 Day USOIS(1)	—	(12,565)	(12,565)
14,833	03/31/19	1.431%	1 Day USOIS(1)	—	(12,583)	(12,583)
22,450	03/11/20	1.824%	3 Month LIBOR(1)	223	(179,731)	(179,954)
21,740	04/04/20	— (3)	— (3)	—	(4,875)	(4,875)
20,735	07/31/21	2.290%	3 Month LIBOR(1)	222	(505,338)	(505,560)
11,290	04/04/22	— (4)	— (4)	—	(4,939)	(4,939)
56,780	08/31/22	1.843%	3 Month LIBOR(1)	379	38,185	37,806
23,680	05/31/23	1.578%	3 Month LIBOR(1)	(24,932)	582,938	607,870
14,590	05/31/23	1.395%	3 Month LIBOR(1)	230	511,681	511,451
14,590	05/31/23	1.394%	3 Month LIBOR(1)	230	512,588	512,358
13,300	05/31/23	1.513%	3 Month LIBOR(1)	223	377,006	376,783
5,310	05/31/23	1.584%	3 Month LIBOR(1)	179	129,044	128,865
49,366	11/15/23	2.209%	3 Month LIBOR(1)	403	(513,373)	(513,776)
31,125	02/15/24	2.183%	3 Month LIBOR(1)	(43,551)	(203,956)	(160,405)
25,542	02/15/24	2.151%	3 Month LIBOR(1)	(27,992)	(115,417)	(87,425)
10,925	02/15/24	2.115%	3 Month LIBOR(1)	25,715	(24,871)	(50,586)
7,050	09/01/24	2.117%	3 Month LIBOR(1)	—	—	—
4,480	09/04/25	2.214%	3 Month LIBOR(1)	67	(41,098)	(41,165)
15,978	02/15/27	1.824%	1 Day USOIS(1)	150,548	224,466	73,918
7,830	05/08/27	2.309%	3 Month LIBOR(1)	—	(43,919)	(43,919)
15,605	05/03/32	2.434%	3 Month LIBOR(2)	—	51,044	51,044
26,095	02/15/36	2.338%	3 Month LIBOR(2)	(159,846)	(661,731)	(501,885)
12,345	05/03/37	2.508%	3 Month LIBOR(1)	—	(44,777)	(44,777)
4,895	02/15/42	1.369%	1 Day USOIS(1)	239	769,026	768,787
3,180	09/27/46	1.380%	1 Day USOIS(1)	208	550,038	549,830

				$(112,159)	$4,659,826	$4,771,985

Securities with a combined market value of $35,032,480 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.

(4)	The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	6,466	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$28,897	$(13,249)	$42,146

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$16,466,590	$—
Collateralized Loan Obligations	—	359,216,676	20,000,000
Consumer Loans	—	42,657,166	—
Credit Cards	—	8,444,648	—
Home Equity Loans	—	75,502,035	—
Other	—	570,000	—
Residential Mortgage-Backed Securities	—	106,379,841	6,275,000
Student Loans	—	11,880,725	—
Bank Loans	—	27,416,937	2,304,292
Commercial Mortgage-Backed Securities	—	474,404,579	—
Common Stock	—	847,112	—
Corporate Bonds	—	951,785,366	939,967
Municipal Bonds	—	53,909,084	—
Residential Mortgage-Backed Securities	—	162,881,729	18,300,000
Sovereign Bonds	—	130,320,470	—
U.S. Government Agency Obligations	—	286,901,020	—
U.S. Treasury Obligations	—	173,593,772	—
Affiliated Mutual Funds	169,053,849	—	—
Options Purchased	—	3,077,064	—
Options Written	—	(1,797,384)	—
Other Financial Instruments*
Futures Contracts	1,684,651	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,287,317)	—
Centrally Cleared Credit Default Swap Agreements	—	(780,989)	—
OTC Credit Default Swap Agreements	—	(61,964)	26,853
OTC Currency Swap Agreements	—	(826,042)	—
Forward Rate Swap Agreements	—	(319,834)	—
Centrally Cleared Interest Rate Swap Agreements	—	4,771,985	—
OTC Total Return Swap Agreement	—	28,897	—

Total	$170,738,500	$2,883,982,166	$47,846,112

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds
Balance as of 12/31/16	$—	$9,800,000	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	185,826	(130)
Purchases/Exchanges/Issuances	20,000,000	6,275,000	—	—
Sales/Paydowns	—	(9,800,000)	—	(11,295)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	2,118,466	951,392
Transfers out of Level 3	—	—	—	—

Balance as of 06/30/17	$20,000,000	$6,275,000	$2,304,292	$939,967

	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 12/31/16	$66,506,774	$54,066
Realized gain (loss)	284,101	—
Change in unrealized appreciation (depreciation)**	101,805	(27,213)
Purchases/Exchanges/Issuances	—	—
Sales/Paydowns	(39,595,415)	—
Accrued discount/premium	24,601	—
Transfers into Level 3	—	—
Transfers out of Level 3	(9,021,866)	—

Balance as of 06/30/17	$18,300,000	$26,853

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $252,315 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Single Broker Indicative Quote
Collateralized Loan Obligations	$20,000,000	Market approach	Single Broker Indicative Quote
Asset-Backed Securities
Residential Mortgage-Backed Securities	6,275,000	Market approach	Single Broker Indicative Quote
Bank Loans	2,304,292	Market approach	Single Broker Indicative Quote
Corporate Bonds	939,967	Market approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	18,300,000	Market approach	Single Broker Indicative Quote
Credit Default Swap Agreements	26,853	Market approach	Single Broker Indicative Quote

	$47,846,112

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$2,118,466	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Corporate Bonds	$951,392	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$9,021,866	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Commercial Mortgage-Backed Securities	16.2%
Collateralized Loan Obligations	12.9
Residential Mortgage-Backed Securities	10.0
U.S. Government Agency Obligations	9.8
Banks	9.5
U.S. Treasury Obligations	5.9
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	5.8
Sovereign Bonds	4.5
Oil & Gas	2.9
Home Equity Loans	2.6
Municipal Bonds	1.8
Media	1.5
Electric	1.5
Consumer Loans	1.5
Healthcare-Services	1.2
Pharmaceuticals	1.2
Insurance	1.2
Telecommunications	1.0
Pipelines	1.0
Chemicals	0.9
Diversified Financial Services	0.9
Retail	0.9
Auto Manufacturers	0.7
Multi-National	0.7
Automobiles	0.6
Foods	0.5
Software	0.5
Auto Parts & Equipment	0.5
Lodging	0.4
Student Loans	0.4
Airlines	0.4
Commercial Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Healthcare-Products	0.4
Forest Products & Paper	0.4

Computers	0.3%
Miscellaneous Manufacturing	0.3
Entertainment	0.3
Agriculture	0.3
Credit Cards	0.3
Home Builders	0.3
Technology	0.3
Building Materials	0.3
Office/Business Equipment	0.2
Semiconductors	0.2
Biotechnology	0.2
Packaging & Containers	0.2
Oil & Gas Services	0.2
Healthcare & Pharmaceutical	0.2
Savings & Loans	0.1
Retailers	0.1
Capital Markets	0.1
Internet	0.1
Mining	0.1
Household Products/Wares	0.1
Housewares	0.1
Electronics	0.1
Trucking & Leasing	0.1
Diversified Machinery	0.1
Beverages	0.1
Gas	0.1
Options Purchased	0.1
Apparel	0.0	*
Engineering & Construction	0.0	*
Transportation	0.0	*
Home Furnishings	0.0	*
Textiles	0.0	*
Other	0.0	*

	105.9
Option Written	(0.1)
Liabilities in excess of other assets	(5.8)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	$626,932	*	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	$1,407,921	*
Credit contracts	Premiums paid for OTC swap agreements	94,415		Premiums received for OTC swap agreements	595,366
Credit contracts	Unrealized appreciation on OTC swap agreements	651,432		Unrealized depreciation on OTC swap agreements	185,592
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	42,170		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,329,487
Interest rate contracts	Due from/to broker — variation margin futures	4,636,228	*	Due from/to broker — variation margin futures	2,951,577	*
Interest rate contracts	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	7,996,660	*	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	3,544,509	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	265,458
Interest rate contracts	Unaffiliated investments	3,077,064		Options written outstanding, at value	1,797,384
Interest rate contracts	Unrealized appreciation on OTC swap agreements	660,632		Unrealized depreciation on OTC swap agreements	1,192,319

Total		$17,785,533			$15,269,613

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(2,832,007)	$(2,832,007)
Foreign exchange contracts	—	—	—	13,700	—	—	13,700
Interest rate contracts	(269,447)	117,978	18,411,239	—	143,615	535,396	18,938,781

Total	$(269,447)	$117,978	$18,411,239	$13,700	$143,615	$(2,296,611)	$16,120,474

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$1,109,807	$1,109,807
Foreign exchange contracts	—	—	—	(3,952,077)	—	—	(3,952,077)
Interest rate contracts	(1,128,589)	1,057,916	7,549,596	—	(319,834)	(9,101,881)	(1,942,792)

Total	$(1,128,589)	$1,057,916	$7,549,596	$(3,952,077)	$(319,834)	$(7,992,074)	$(4,785,062)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)
$1,432,812	$315,879,226	$1,268,374,923	$72,247,287	$2,190,054	$67,729,302

Credit Default Swaps Agreements - Buy Protection(4)	Credit Default Swaps Agreements - Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Swaps Agreements(4)	Interest Rate Swaps Agreements(4)	Total Return Swap Agreements(4)
$259,266,667	$127,968,016	$50,904,942	$898,266,667	$13,469,905	$1,450,070,812	$6,825,208

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$19,031,967	$(19,031,967)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	1,489,905	(875,961)	(542,263)	71,681
Citigroup Global Markets	422,026	(422,026)	—	—
Credit Suisse First Boston Corp.	42,146	(13,249)	—	28,897
Goldman Sachs & Co.	86,837	(59,505)	—	27,332
Hong Kong & Shanghai Bank	274,060	—	(274,060)	—
JPMorgan Chase	1,583,454	(1,583,454)	—	—
Morgan Stanley	624,459	(595,246)	—	29,213
UBS AG	2,826	(2,826)	—	—

	$4,525,713

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(187,318)	$—	$—	$(187,318)
Barclays Capital Group	(875,961)	875,961	—	—
Citigroup Global Markets	(2,970,580)	422,026	2,510,000	(38,554)
Credit Suisse First Boston Corp.	(13,249)	13,249	—	—
Goldman Sachs & Co.	(59,505)	59,505	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(2,424,711)	1,583,454	761,061	(80,196)
Morgan Stanley	(595,246)	595,246	—	—
UBS AG	(239,036)	2,826	—	(236,210)

	$(7,365,606)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $19,031,967:
Unaffiliated investments (cost $2,887,654,251)	$2,934,074,073
Affiliated investments (cost $169,052,041)	169,053,849
Foreign currency, at value (cost $5,427,733)	5,513,176
Cash	971,674
Receivable for investments sold	60,575,876
Dividends and interest receivable	17,686,955
Cash segregated for counterparty—OTC	2,510,000
Unrealized appreciation on OTC swap agreements	1,312,064
Due from broker-variation margin swaps and centrally cleared forward rate agreements	928,805
Premiums paid for OTC swap agreements	94,415
Receivable for fund share sold	48,525
Unrealized appreciation on OTC foreign currency forward contracts	42,170
Prepaid expenses	3,596
Tax reclaim receivable	966

Total Assets	3,192,816,144

LIABILITIES:
Payable for investments purchased	231,846,540
Payable to broker for collateral for securities on loan	19,413,178
Unrealized depreciation on OTC foreign currency forward contracts	3,329,487
Due to broker-variation margin futures	1,966,031
Options written outstanding, at value (premiums received $2,855,300)	1,797,384
Unrealized depreciation on OTC swap agreements	1,377,911
Premiums received for OTC swap agreements	860,824
Management fees payable	421,117
Accrued expenses and other liabilities	264,109
Distribution fee payable	80,628
Payable for fund share repurchased	4,120
Affiliated transfer agent fee payable	365

Total Liabilities	261,361,694

NET ASSETS	$2,931,454,450

Net assets were comprised of:
Paid-in capital	$2,424,556,581
Retained earnings	506,897,869

Net assets, June 30, 2017	$2,931,454,450

Net asset value and redemption price per share, $2,931,454,450 / 243,453,827 outstanding shares of beneficial interest	$12.04

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$43,989,674
Affiliated dividend income	675,960
Income from securities lending, net (including affiliated income of $26,213)	54,218

44,719,852

EXPENSES
Management fees	6,794,475
Distribution fee	3,608,632
Custodian and accounting fees	210,000
Audit fee	26,000
Trustees’ fees	19,000
Legal fees and expenses	9,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	31,344

Total expenses	10,709,451

NET INVESTMENT INCOME (LOSS)	34,010,401

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,745)	1,232,015
Futures transactions	18,411,239
Forward rate agreement transactions	143,615
Swap agreement transactions	(2,296,611)
Options written transactions	117,978
Foreign currency transactions	2,219,070

19,827,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,994))	48,662,853
Futures	7,549,596
Forward rate agreements	(319,834)
Swap agreements	(7,992,074)
Options written	1,057,916
Foreign currencies	(3,488,822)

45,469,635

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	65,296,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,307,342

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$34,010,401	$76,542,748
Net realized gain (loss) on investment transactions	19,827,306	11,144,749
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	45,469,635	41,764,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,307,342	129,452,002

FUND SHARE TRANSACTIONS:
Fund share sold [10,269,749 and 47,636,056 shares, respectively]	121,435,929	554,448,017
Fund share repurchased [36,403,659 and 83,324,607 shares, respectively]	(428,580,269)	(954,786,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(307,144,340)	(400,338,273)

CAPITAL CONTRIBUTIONS	—	151

TOTAL INCREASE (DECREASE) IN NET ASSETS	(207,836,998)	(270,886,120)
NET ASSETS:
Beginning of period	3,139,291,448	3,410,177,568

End of period	$2,931,454,450	$3,139,291,448

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 126.5%		Value
COMMON STOCKS	Shares
Aerospace & Defense — 2.3%
Boeing Co. (The)	1,900	$375,725
BWX Technologies, Inc.	16,200	789,750
Huntington Ingalls Industries, Inc.(u)	23,700	4,411,992
Lockheed Martin Corp.(u)	19,200	5,330,112
Northrop Grumman Corp.	4,700	1,206,537
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	55,900	3,238,846

		15,352,962

Air Freight & Logistics — 0.8%
FedEx Corp.	5,200	1,130,116
XPO Logistics, Inc.*(u)	63,200	4,084,616

		5,214,732

Airlines — 0.2%
Southwest Airlines Co.	19,400	1,205,516

Auto Components — 1.0%
Adient PLC	17,000	1,111,460
Cooper-Standard Holdings, Inc.*	9,200	928,004
Dana, Inc.	44,200	986,986
Lear Corp.(u)	23,700	3,367,296
Tenneco, Inc.	1,600	92,528

		6,486,274

Automobiles — 1.3%
Ford Motor Co.(u)	231,300	2,588,247
General Motors Co.(u)	105,900	3,699,087
Thor Industries, Inc.(u)	25,400	2,654,808

		8,942,142

Banks — 6.0%
Bank of America Corp.(u)	481,546	11,682,306
Citigroup, Inc.(u)	15,140	1,012,563
Citizens Financial Group, Inc.(u)	138,100	4,927,408
East West Bancorp, Inc.	18,500	1,083,730
JPMorgan Chase & Co.(u)	151,376	13,835,766
PNC Financial Services Group, Inc. (The)(u).	36,600	4,570,242
Popular, Inc. (Puerto Rico)	10,700	446,297
SunTrust Banks, Inc.	27,800	1,576,816
Wells Fargo & Co.	27,601	1,529,371

		40,664,499

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	6,700	1,297,991
National Beverage Corp.	17,600	1,646,656
PepsiCo, Inc.(u)	73,400	8,476,966

		11,421,613

Biotechnology — 6.5%
AbbVie, Inc.(u)	101,000	7,323,510
Alexion Pharmaceuticals, Inc.*	26,400	3,212,088
Amgen, Inc.(u)	43,000	7,405,890
Biogen, Inc.*(u)	16,100	4,368,896
Bioverativ, Inc.*	57,400	3,453,758
Celgene Corp.*(u)	50,800	6,597,396
FibroGen, Inc.*	20,900	675,070
Gilead Sciences, Inc.(u)	87,700	6,207,406
Vanda Pharmaceuticals, Inc.*	30,500	497,150

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	33,800	$4,355,806

		44,096,970

Building Products — 0.7%
American Woodmark Corp.*	8,300	793,065
Armstrong World Industries, Inc.*	33,700	1,550,200
Continental Building Products, Inc.*	64,900	1,512,170
Trex Co., Inc.*	7,000	473,620
Universal Forest Products, Inc.	8,400	733,404

		5,062,459

Capital Markets — 2.6%
Ameriprise Financial, Inc.(u)	30,100	3,831,429
BGC Partners, Inc. (Class A Stock)	71,800	907,552
Donnelley Financial Solutions, Inc.*	13,112	301,052
Evercore Partners, Inc. (Class A Stock)	5,500	387,750
Goldman Sachs Group, Inc. (The)(u)	14,800	3,284,120
KCG Holdings, Inc. (Class A Stock)*	20,000	398,800
LPL Financial Holdings, Inc.	34,500	1,464,870
Raymond James Financial, Inc.(u)	34,800	2,791,656
S&P Global, Inc.	23,700	3,459,963
State Street Corp.	4,100	367,893

		17,195,085

Chemicals — 3.0%
AdvanSix, Inc.*	12,252	382,752
Cabot Corp.	20,500	1,095,315
Chemours Co. (The)(u)	113,900	4,319,088
Huntsman Corp.	49,400	1,276,496
Innophos Holdings, Inc.	6,500	284,960
Koppers Holdings, Inc.*	18,200	657,930
LyondellBasell Industries NV (Class A Stock)(u)	45,300	3,822,867
Olin Corp.	10,800	327,024
PolyOne Corp.	9,600	371,904
Sherwin-Williams Co. (The)(u)	13,400	4,702,864
Trinseo SA(u)	45,000	3,091,500

		20,332,700

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	20,600	1,380,200
Herman Miller, Inc.	26,300	799,520
Quad/Graphics, Inc.	9,600	220,032
Steelcase, Inc. (Class A Stock)	56,800	795,200

		3,194,952

Communications Equipment — 2.3%
Cisco Systems, Inc.(u)	195,300	6,112,890
CommScope Holding Co., Inc.*(u)	63,700	2,422,511
F5 Networks, Inc.*(u)	25,300	3,214,618
Juniper Networks, Inc.(u)	116,100	3,236,868
Plantronics, Inc.	10,600	554,486

		15,541,373

Construction & Engineering — 0.7%
Argan, Inc.	13,500	810,000
EMCOR Group, Inc.	23,900	1,562,582
MasTec, Inc.*	55,000	2,483,250

		4,855,832

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	11,500	$1,062,830

Consumer Finance — 0.5%
Capital One Financial Corp.	6,700	553,554
Navient Corp.	150,800	2,510,820
Nelnet, Inc. (Class A Stock)	12,100	568,821

		3,633,195

Containers & Packaging — 0.7%
Crown Holdings, Inc.*	3,700	220,742
Greif, Inc. (Class A Stock)	5,000	278,900
Owens-Illinois, Inc.*	92,900	2,222,168
WestRock Co.	39,900	2,260,734

		4,982,544

Distributors — 0.6%
Genuine Parts Co.	2,000	185,520
LKQ Corp.*	76,900	2,533,855
Pool Corp.	9,300	1,093,401

		3,812,776

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	5,700	446,937

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	31,900	5,402,903
Leucadia National Corp.(u)	116,600	3,050,256

		8,453,159

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(u)	82,100	3,097,633
Verizon Communications, Inc.(u)	178,300	7,962,878

		11,060,511

Electric Utilities — 1.5%
Exelon Corp.(u)	70,500	2,542,935
FirstEnergy Corp.(u)	116,600	3,400,056
PPL Corp.(u)	111,100	4,295,126

		10,238,117

Electrical Equipment — 0.8%
Emerson Electric Co.(u)	73,400	4,376,108
EnerSys	11,900	862,155
Regal Beloit Corp.	3,200	260,960

		5,499,223

Electronic Equipment, Instruments & Components — 1.7%
Anixter International, Inc.*	8,200	641,240
Arrow Electronics, Inc.*	6,000	470,520
Avnet, Inc.	23,500	913,680
CDW Corp.(u)	38,000	2,376,140
ePlus, Inc.*	12,600	933,660
IPG Photonics Corp.*	10,400	1,509,040
Itron, Inc.*	13,800	934,950
Jabil, Inc.	11,300	329,847
Sanmina Corp.*	5,100	194,310
SYNNEX Corp.	14,200	1,703,432
Tech Data Corp.*	6,700	676,700
Vishay Intertechnology, Inc.	55,000	913,000

		11,596,519

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.4%
Ensco PLC (Class A Stock)	121,300	$625,908
McDermott International, Inc.*	193,200	1,385,244
Unit Corp.*	41,500	777,295

		2,788,447

Equity Real Estate Investment Trusts (REITs) — 4.2%
American Assets Trust, Inc.	17,900	705,081
American Tower Corp.(u)	42,000	5,557,440
Apple Hospitality REIT, Inc.	10,600	198,326
Ashford Hospitality Trust, Inc.	71,000	431,680
Brixmor Property Group, Inc.	59,100	1,056,708
Chesapeake Lodging Trust.	23,900	584,833
CoreCivic, Inc.(u)	102,000	2,813,160
Franklin Street Properties Corp.	46,900	519,652
GEO Group, Inc. (The)(u)	109,950	3,251,222
Lexington Realty Trust	41,800	414,238
Outfront Media, Inc.	38,700	894,744
Park Hotels & Resorts, Inc.	100,400	2,706,784
Ryman Hospitality Properties, Inc.	8,900	569,689
SBA Communications Corp.*	15,100	2,036,990
Spirit Realty Capital, Inc.	89,100	660,231
Summit Hotel Properties, Inc.	18,200	339,430
VEREIT, Inc.(u)	415,700	3,383,798
WP Carey, Inc.	11,100	732,711
Xenia Hotels & Resorts, Inc.	83,000	1,607,710

		28,464,427

Food & Staples Retailing — 1.3%
CVS Health Corp.(u)	6,000	482,760
Ingles Markets, Inc. (Class A Stock)	8,600	286,380
Kroger Co. (The)	61,900	1,443,508
Wal-Mart Stores, Inc.(u)	88,900	6,727,952

		8,940,600

Food Products — 2.6%
Archer-Daniels-Midland Co.	21,600	893,808
Blue Buffalo Pet Products, Inc.*	56,700	1,293,327
Conagra Brands, Inc.(u)	92,800	3,318,528
Ingredion, Inc.	8,500	1,013,285
Lamb Weston Holdings, Inc.	44,866	1,975,899
Pilgrim’s Pride Corp.*	64,900	1,422,608
Sanderson Farms, Inc.(u)	23,100	2,671,515
TreeHouse Foods, Inc.*	8,600	702,534
Tyson Foods, Inc. (Class A Stock)(u)	64,500	4,039,635

		17,331,139

Gas Utilities — 0.9%
Atmos Energy Corp.	25,400	2,106,930
UGI Corp.(u)	79,600	3,853,436

		5,960,366

Health Care Equipment & Supplies — 4.7%
Abbott Laboratories(u)	114,000	5,541,540
Baxter International, Inc.(u)	80,600	4,879,524
Danaher Corp.(u)	56,100	4,734,279
Hill-Rom Holdings, Inc.	12,400	987,164
Hologic, Inc.*(u)	89,300	4,052,434
IDEXX Laboratories, Inc.*(u)	20,800	3,357,536
Masimo Corp.*(u)	46,700	4,258,106
Medtronic PLC(u)	27,900	2,476,125

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	11,200	$1,058,624

		31,345,332

Health Care Providers & Services — 4.4%
Anthem, Inc.(u)	27,100	5,098,323
Centene Corp.*	3,300	263,604
Express Scripts Holding Co.*(u)	63,900	4,079,376
HCA Healthcare, Inc.*(u)	33,300	2,903,760
Humana, Inc.(u)	14,200	3,416,804
Magellan Health, Inc.*	11,500	838,350
UnitedHealth Group, Inc.(u)	49,200	9,122,664
WellCare Health Plans, Inc.*(u)	22,500	4,040,100

		29,762,981

Health Care Technology — 0.9%
Cerner Corp.*(u)	72,500	4,819,075
Veeva Systems, Inc. (Class A Stock)*	17,200	1,054,532

		5,873,607

Hotels, Restaurants & Leisure — 3.3%
Aramark	8,300	340,134
Bloomin’ Brands, Inc.	49,100	1,042,393
Choice Hotels International, Inc.	4,200	269,850
Domino’s Pizza, Inc.	4,700	994,191
Extended Stay America, Inc., UTS	158,300	3,064,688
Hilton Grand Vacations, Inc.*	9,000	324,540
International Game Technology PLC	45,500	832,650
McDonald’s Corp.(u)	28,900	4,426,324
Papa John’s International, Inc.	7,800	559,728
Royal Caribbean Cruises Ltd.(u)	35,200	3,844,896
Texas Roadhouse, Inc.	23,800	1,212,610
Wendy’s Co. (The)	35,800	555,258
Yum China Holdings, Inc.*(u)	104,400	4,116,492
Yum! Brands, Inc.	8,300	612,208

		22,195,962

Household Durables — 1.3%
D.R. Horton, Inc.(u)	107,400	3,712,818
La-Z-Boy, Inc.	19,200	624,000
Lennar Corp. (Class A Stock)	5,000	266,600
NVR, Inc.*(u)	1,300	3,133,793
Taylor Morrison Home Corp. (Class A Stock)*	28,200	677,082
Tempur Sealy International, Inc.*	8,700	464,493

		8,878,786

Household Products — 1.4%
Clorox Co. (The)(u)	15,400	2,051,896
Colgate-Palmolive Co.	8,400	622,692
Kimberly-Clark Corp.(u)	37,500	4,841,625
Procter & Gamble Co. (The)	20,500	1,786,575

		9,302,788

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.(u)	239,900	2,665,289
Atlantica Yield PLC (Spain)	22,800	487,008
NRG Energy, Inc.	127,000	2,186,940

		5,339,237

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates — 1.3%
3M Co.(u)	18,700	$3,893,153
Carlisle Cos., Inc.(u)	32,000	3,052,800
General Electric Co	70,069	1,892,564

		8,838,517

Insurance — 3.3%
Aflac, Inc.	5,700	442,776
Allstate Corp. (The)(u)	43,600	3,855,984
American Financial Group, Inc.(u)	30,400	3,020,848
American International Group, Inc.	81,600	5,101,632
Assurant, Inc.	19,100	1,980,479
Genworth Financial, Inc. (Class A Stock)*	148,700	560,599
Hanover Insurance Group, Inc. (The)	3,900	345,657
MetLife, Inc.	20,700	1,137,258
Old Republic International Corp.	91,400	1,785,042
Unum Group(u)	79,700	3,716,411

		21,946,686

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*(u)	6,000	5,808,000
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	168,300	4,130,082
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	35,400	410,640
Nutrisystem, Inc.	63,500	3,305,175
PetMed Express, Inc.	7,000	284,200

		13,938,097

Internet Software & Services — 5.2%
Alphabet, Inc. (Class C Stock)*(u)	12,237	11,120,129
Alphabet, Inc. (Class A Stock)*(u)	8,400	7,809,312
Blucora, Inc.*	10,800	228,960
CoStar Group, Inc.*	7,800	2,056,080
Facebook, Inc. (Class A Stock)*(u)	91,500	13,814,670

		35,029,151

IT Services — 4.2%
Accenture PLC (Class A Stock)(u)	42,800	5,293,504
Booz Allen Hamilton Holding Corp.(u)	91,300	2,970,902
CACI International, Inc. (Class A Stock)*	13,300	1,663,165
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	5,092,880
CSRA, Inc.	31,700	1,006,475
DST Systems, Inc.(u)	54,400	3,356,480
First Data Corp. (Class A Stock)*(u)	205,100	3,732,820
Fiserv, Inc.*	6,800	831,912
MAXIMUS, Inc.	15,300	958,239
Total System Services, Inc.	40,800	2,376,600
Travelport Worldwide Ltd.	67,500	928,800

		28,211,777

Life Sciences Tools & Services — 0.8%
Bruker Corp.	41,600	1,199,744
Thermo Fisher Scientific, Inc.(u)	25,500	4,448,985

		5,648,729

Machinery — 2.9%
AGCO Corp.	9,700	653,683
Allison Transmission Holdings, Inc.	17,000	637,670
Colfax Corp.*	17,400	685,038

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Crane Co.	21,700	$1,722,546
Cummins, Inc.	11,700	1,897,974
Fortive Corp.(u)	65,400	4,143,090
Harsco Corp.*	13,600	218,960
Hillenbrand, Inc.	6,100	220,210
IDEX Corp.	11,000	1,243,110
Illinois Tool Works, Inc.	8,800	1,260,600
Middleby Corp. (The)*	14,800	1,798,348
Oshkosh Corp.(u)	43,800	3,016,944
SPX Corp.*	38,200	961,112
Wabash National Corp.	41,100	903,378

		19,362,663

Marine — 0.1%
Matson, Inc.	23,200	696,928

Media — 2.3%
Comcast Corp. (Class A Stock)(u)	60,400	2,350,768
Gray Television, Inc.*	16,700	228,790
MSG Networks, Inc. (Class A Stock)*	34,900	783,505
News Corp. (Class A Stock)	14,500	198,650
Regal Entertainment Group	21,900	448,074
Sinclair Broadcast Group, Inc. (Class A Stock)	32,600	1,072,540
TEGNA, Inc.(u)	96,500	1,390,565
Twenty-First Century Fox, Inc. (Class B Stock)	35,400	986,598
Viacom, Inc. (Class B Stock)(u)	105,000	3,524,850
Walt Disney Co. (The)(u)	40,000	4,250,000

		15,234,340

Metals & Mining — 1.3%
Alcoa Corp.	65,300	2,132,045
Southern Copper Corp. (Peru)	52,900	1,831,927
Steel Dynamics, Inc.(u)	127,300	4,558,613

		8,522,585

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp.	44,840	835,369
Invesco Mortgage Capital, Inc.	87,600	1,463,796
New Residential Investment Corp.	66,300	1,031,628
PennyMac Mortgage Investment Trust.	3,100	56,699

		3,387,492

Multiline Retail — 0.8%
Macy’s, Inc.(u)	111,600	2,593,584
Target Corp.(u)	58,900	3,079,881

		5,673,465

Multi-Utilities — 0.7%
MDU Resources Group, Inc.	63,500	1,663,700
NiSource, Inc.	23,200	588,352
Public Service Enterprise Group, Inc.(u)	59,900	2,576,299

		4,828,351

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.(u)	85,900	8,961,947
ConocoPhillips(u)	61,600	2,707,936
Devon Energy Corp.(u)	99,500	3,181,015
Exxon Mobil Corp.(u)	111,000	8,961,030
Laredo Petroleum, Inc.*	74,200	780,584

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	39,200	$2,051,336
Newfield Exploration Co.*(u)	101,200	2,880,152
ONEOK, Inc.(u)	66,500	3,468,640
QEP Resources, Inc.*	176,100	1,778,610
Valero Energy Corp.(u)	69,200	4,668,232
Williams Cos., Inc. (The)(u)	25,100	760,028

		40,199,510

Paper & Forest Products — 0.0%
Boise Cascade Co.*	6,900	209,760

Personal Products — 0.1%
Avon Products, Inc.*	156,100	593,180

Pharmaceuticals — 4.8%
Allergan PLC(u)	27,400	6,660,666
Bristol-Myers Squibb Co.(u)	65,900	3,671,948
Corcept Therapeutics, Inc.*	21,600	254,880
Endo International PLC*	90,300	1,008,651
Johnson & Johnson(u)	64,400	8,519,476
Mallinckrodt PLC*(u)	50,200	2,249,462
Merck & Co., Inc.	32,100	2,057,289
Mylan NV*(u)	82,800	3,214,296
Zoetis, Inc.(u)	74,000	4,616,120

		32,252,788

Professional Services — 0.1%
Insperity, Inc.	10,000	710,000

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*(u)	112,300	4,087,720

Road & Rail — 1.7%
ArcBest Corp.	8,100	166,860
CSX Corp.	61,200	3,339,072
Landstar System, Inc.	18,100	1,549,360
Norfolk Southern Corp.	20,400	2,482,680
Union Pacific Corp.(u)	36,100	3,931,651

		11,469,623

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.*	25,300	1,636,657
Amkor Technology, Inc.*	8,800	85,976
Applied Materials, Inc.(u)	134,200	5,543,802
Broadcom Ltd.(u)	11,500	2,680,075
Entegris, Inc.*	45,100	989,945
Intel Corp.(u)	222,580	7,509,849
Lam Research Corp.	19,200	2,715,456
ON Semiconductor Corp.*(u)	235,700	3,309,228
Semtech Corp.*	15,200	543,400
Skyworks Solutions, Inc.(u)	46,500	4,461,675
Texas Instruments, Inc.(u)	81,100	6,239,023
Versum Materials, Inc.	25,600	832,000

		36,547,086

Software — 7.8%
Activision Blizzard, Inc.(u)	75,000	4,317,750
Adobe Systems, Inc.*(u)	44,800	6,336,512
Aspen Technology, Inc.*	21,000	1,160,460
Barracuda Networks, Inc.*	20,200	465,812
Cadence Design Systems, Inc.*	10,000	334,900
CDK Global, Inc.	34,700	2,153,482
Electronic Arts, Inc.*(u)	47,600	5,032,272

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Fair Isaac Corp.	2,400	$334,584
Intuit, Inc.(u)	37,800	5,020,218
Manhattan Associates, Inc.*(u)	35,100	1,686,906
Microsoft Corp.(u)	200,100	13,792,893
MicroStrategy, Inc. (Class A Stock)*	1,800	345,006
Oracle Corp.(u)	157,500	7,897,050
Progress Software Corp.	23,100	713,559
Red Hat, Inc.*	4,300	411,725
SS&C Technologies Holdings, Inc.	33,400	1,282,894
Synopsys, Inc.*	17,700	1,290,861

		52,576,884

Specialty Retail — 2.4%
Asbury Automotive Group, Inc.*	18,900	1,068,795
AutoNation, Inc.*	17,900	754,664
Burlington Stores, Inc.* (u)	40,300	3,707,197
Dick’s Sporting Goods, Inc.	25,300	1,007,699
Express, Inc.*	32,600	220,050
Francesca’s Holdings Corp.*	59,300	648,742
Michaels Cos., Inc. (The)*	86,100	1,594,572
Ross Stores, Inc.(u)	60,700	3,504,211
Ulta Beauty, Inc.*(u)	13,400	3,850,356

		16,356,286

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.(u)	130,700	18,823,414
Hewlett Packard Enterprise Co.	179,000	2,969,610
HP, Inc.(u)	233,900	4,088,572
NCR Corp.*	51,100	2,086,924
Western Digital Corp.	6,900	611,340

		28,579,860

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.*	26,200	1,563,354
PVH Corp.	17,600	2,015,200
Skechers U.S.A., Inc. (Class A Stock)*	107,600	3,174,200
Wolverine World Wide, Inc.	17,500	490,175

		7,242,929

Tobacco — 0.9%
Altria Group, Inc.(u)	81,300	6,054,411

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	14,000	826,700
BMC Stock Holdings, Inc.*	24,000	524,400
MRC Global, Inc.*	18,600	307,272
WESCO International, Inc.*	19,800	1,134,540

		2,792,912

Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	39,200	1,087,800
T-Mobile US, Inc.*(u)	58,800	3,564,456

		4,652,256

TOTAL LONG-TERM INVESTMENTS (cost $723,031,717)		852,180,578

SHORT-TERM INVESTMENTS — 2.2%	Shares	Value
AFFILIATED MUTUAL FUND — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $14,123,212)(w)	14,123,212	$14,123,212

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bill
0.920%	09/21/17	1,000	997,837

(cost $997,867)
TOTAL SHORT-TERM INVESTMENTS (cost $15,121,079)			15,121,049

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.7% (cost $738,152,796)			867,301,627

	Shares
SECURITIES SOLD SHORT — (28.9)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Mercury Systems, Inc.*	28,700	(1,207,983)

Banks — (0.4)%
Chemical Financial Corp.	10,000	(484,100)
Community Bank System, Inc.	5,400	(301,158)
FCB Financial Holdings, Inc. (Class A Stock)*	4,600	(219,650)
First Republic Bank	11,000	(1,101,100)
Webster Financial Corp.	7,900	(412,538)

		(2,518,546)

Biotechnology — (3.4)%
Amicus Therapeutics, Inc.*	167,600	(1,687,732)
Bluebird Bio, Inc.*	49,400	(5,189,470)
Clovis Oncology, Inc.*	42,900	(4,016,727)
Ironwood Pharmaceuticals, Inc.*	51,800	(977,984)
Portola Pharmaceuticals, Inc.*	11,100	(623,487)
Sarepta Therapeutics, Inc.*	64,300	(2,167,553)
Spark Therapeutics, Inc.*	18,100	(1,081,294)
TESARO, Inc.*	50,300	(7,034,958)

		(22,779,205)

Building Products — (0.1)%
Advanced Drainage Systems, Inc.	14,900	(299,490)
Simpson Manufacturing Co., Inc.	6,500	(284,115)

		(583,605)

Chemicals — (1.6)%
CF Industries Holdings, Inc.	237,000	(6,626,520)
FMC Corp.	27,900	(2,038,095)
International Flavors & Fragrances, Inc.	13,900	(1,876,500)

		(10,541,115)

Commercial Services & Supplies — (0.4)%
Cintas Corp.	5,900	(743,636)

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.	40,100	$(529,320)
Healthcare Services Group, Inc.	28,400	(1,329,972)
Mobile Mini, Inc.	13,200	(394,020)

		(2,996,948)

Communications Equipment — (1.7)%
Ciena Corp.*	79,600	(1,991,592)
Infinera Corp.*	171,800	(1,833,106)
Palo Alto Networks, Inc.*	53,100	(7,105,311)
ViaSat, Inc.*	10,200	(675,240)

		(11,605,249)

Construction & Engineering — (0.2)%
Granite Construction, Inc.	31,800	(1,534,032)

Diversified Consumer Services — (0.1)%
Adtalem Global Education, Inc.	9,700	(368,115)

Electric Utilities — (0.4)%
Alliant Energy Corp.	65,000	(2,611,050)

Electronic Equipment, Instruments & Components — (0.5)%
Fabrinet (Thailand)*	14,100	(601,506)
Universal Display Corp.	24,700	(2,698,475)

		(3,299,981)

Energy Equipment & Services — (0.3)%
Dril-Quip, Inc.*	7,100	(346,480)
Forum Energy Technologies, Inc.*	14,800	(230,880)
Schlumberger Ltd.	4,600	(302,864)
US Silica Holdings, Inc.	27,900	(990,171)

		(1,870,395)

Equity Real Estate Investment Trusts (REITs) — (1.3)%
CubeSmart	62,000	(1,490,480)
CyrusOne, Inc.	39,100	(2,179,825)
Education Realty Trust, Inc.	7,700	(298,375)
Healthcare Realty Trust, Inc.	44,400	(1,516,260)
Life Storage, Inc.	7,600	(563,160)
National Retail Properties, Inc.	20,200	(789,820)
Realty Income Corp.	26,900	(1,484,342)
Retail Opportunity Investments Corp.	32,100	(615,999)

		(8,938,261)

Food Products — (0.5)%
B&G Foods, Inc.	47,600	(1,694,560)
Snyder’s-Lance, Inc.	40,100	(1,388,262)

		(3,082,822)

Gas Utilities — (0.1)%
New Jersey Resources Corp.	12,800	(508,160)

Health Care Equipment & Supplies — (2.4)%
DexCom, Inc.*	96,200	(7,037,030)
Endologix, Inc.*	73,800	(358,668)
Glaukos Corp.*	7,900	(327,613)
Globus Medical, Inc. (Class A Stock)*	27,900	(924,885)
Nevro Corp.*	28,000	(2,084,040)
NuVasive, Inc.*	52,400	(4,030,608)
Penumbra, Inc.*	12,900	(1,131,975)

		(15,894,819)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — (1.5)%
BioTelemetry, Inc.*	28,400	$(949,980)
Capital Senior Living Corp.*	24,000	(365,040)
Envision Healthcare Corp.*	101,100	(6,335,937)
MEDNAX, Inc.*	11,700	(706,329)
Patterson Cos., Inc.	17,700	(831,015)
Premier, Inc. (Class A Stock)*	16,700	(601,200)

		(9,789,501)

Health Care Technology — (0.2)%
Allscripts Healthcare Solutions, Inc.*	33,800	(431,288)
Omnicell, Inc.*	13,200	(568,920)
Vocera Communications, Inc.*	15,400	(406,868)

		(1,407,076)

Hotels, Restaurants & Leisure — (1.0)%
Marriott International, Inc. (Class A Stock)	19,300	(1,935,983)
SeaWorld Entertainment, Inc.	75,500	(1,228,385)
Sonic Corp.	38,200	(1,011,918)
Starbucks Corp.	19,600	(1,142,876)
Vail Resorts, Inc.	8,000	(1,622,640)

		(6,941,802)

Household Durables — (0.1)%
Installed Building Products, Inc.*	9,100	(481,845)

Independent Power & Renewable Electricity Producers — 0.0%
Pattern Energy Group, Inc.	10,500	(250,320)

Insurance — (0.1)%
MBIA, Inc.*	26,100	(246,123)
Mercury General Corp.	6,800	(367,200)

		(613,323)

Internet & Direct Marketing Retail — (0.3)%
Liberty Ventures (Class A Stock)*	42,460	(2,220,233)

Internet Software & Services — (0.6)%
2U, Inc.*	25,900	(1,215,228)
Box, Inc. (Class A Stock)*	94,100	(1,716,384)
Carbonite, Inc.*	9,200	(200,560)
Five9, Inc.*	11,600	(249,632)
GTT Communications, Inc.*	11,400	(360,810)

		(3,742,614)

IT Services — (1.1)%
Blackhawk Network Holdings, Inc.*	45,600	(1,988,160)
Broadridge Financial Solutions, Inc.	9,100	(687,596)
Genpact Ltd.	7,700	(214,291)
PayPal Holdings, Inc.*	33,600	(1,803,312)
WEX, Inc.*	28,100	(2,929,987)

		(7,623,346)

Leisure Products — (0.6)%
Mattel, Inc.	165,400	(3,561,062)
Vista Outdoor, Inc.*	27,300	(614,523)

		(4,175,585)

Life Sciences Tools & Services — 0.0%
Bio-Techne Corp.	2,700	(317,250)

Machinery — (0.6)%
Flowserve Corp.	56,600	(2,627,938)

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Trinity Industries, Inc.	41,000	$(1,149,230)

		(3,777,168)

Media — (0.1)%
EW Scripps Co. (The) (Class A Stock)*	12,900	(229,749)
IMAX Corp.*	13,000	(286,000)

		(515,749)

Metals & Mining — (0.1)%
Commercial Metals Co.	40,800	(792,744)

Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(332,045)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,500	(400,225)

		(732,270)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	25,900	(2,093,238)
Dominion Energy, Inc.	15,100	(1,157,113)

		(3,250,351)

Oil, Gas & Consumable Fuels — (1.3)%
Callon Petroleum Co.*	235,400	(2,497,594)
Murphy Oil Corp.	96,800	(2,480,984)
PDC Energy, Inc.*	69,700	(3,004,767)
Whiting Petroleum Corp.*	108,900	(600,039)

		(8,583,384)

Pharmaceuticals — (0.4)%
Horizon Pharma PLC*	76,700	(910,429)
Impax Laboratories, Inc.*	89,800	(1,445,780)

		(2,356,209)

Professional Services — (0.5)%
IHS Markit Ltd.*	28,500	(1,255,140)
Nielsen Holdings PLC	38,000	(1,469,080)
WageWorks, Inc.*	11,100	(745,920)

		(3,470,140)

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)*	2,500	(307,100)

Road & Rail — (0.2)%
Werner Enterprises, Inc.	41,200	(1,209,220)

Semiconductors & Semiconductor Equipment — (1.4)%
Advanced Micro Devices, Inc.*	209,400	(2,613,312)
Cavium, Inc.*	11,800	(733,134)
Cypress Semiconductor Corp.	110,800	(1,512,420)
Ichor Holdings Ltd.*	24,400	(491,904)
Inphi Corp.*	30,800	(1,056,440)
MACOM Technology Solutions Holdings, Inc.*	29,300	(1,634,061)
MaxLinear, Inc. (Class A Stock)*	30,000	(836,700)
NeoPhotonics Corp.*	50,500	(389,860)
Xperi Corp.	16,600	(494,680)

		(9,762,511)

Software — (3.1)%
BroadSoft, Inc.*	15,400	(662,970)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Guidewire Software, Inc.*	4,900	$(336,679)
HubSpot, Inc.*	19,100	(1,255,825)
Proofpoint, Inc.*	32,400	(2,813,292)
PROS Holdings, Inc.*	12,000	(328,680)
Splunk, Inc.*	99,400	(5,654,866)
Tableau Software, Inc. (Class A Stock)*	18,100	(1,108,987)
Workday, Inc. (Class A Stock)*	89,000	(8,633,000)

		(20,794,299)

Specialty Retail — (0.8)%
Advance Auto Parts, Inc.	35,200	(4,103,968)
AutoZone, Inc.*	400	(228,184)
Camping World Holdings, Inc. (Class A Stock)	8,300	(256,055)
Monro Muffler Brake, Inc.	25,900	(1,081,325)

		(5,669,532)

Technology Hardware, Storage & Peripherals — (0.3)%
Cray, Inc.*	38,400	(706,560)
Electronics For Imaging, Inc.*	26,900	(1,274,522)
Stratasys Ltd.*	15,000	(349,650)

		(2,330,732)

Textiles, Apparel & Luxury Goods — (0.1)%
VF Corp.	10,400	(599,040)

Thrifts & Mortgage Finance — 0.0%
PHH Corp.*	21,200	(291,924)

Trading Companies & Distributors — (0.3)%
Air Lease Corp.	12,600	(470,736)
SiteOne Landscape Supply, Inc.*	31,200	(1,624,272)

		(2,095,008)

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	10,300	(316,210)

TOTAL SECURITIES SOLD SHORT (proceeds received $185,139,885)		(194,756,772)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8% (cost $553,012,911)		672,544,855
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.2%		1,210,328

NET ASSETS — 100.0%		$673,755,183

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
117	S&P 500 E-Mini Index	Sep. 2017	$14,213,138	$14,162,265	$(50,873)
10	S&P Mid Cap 400 E-Mini Index	Sep. 2017	1,757,555	1,746,100	(11,455)

					$(62,328)

A security with a market value of $997,837 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Aerospace & Defense	$15,352,962	$—	$—
Air Freight & Logistics	5,214,732	—	—
Airlines	1,205,516	—	—
Auto Components	6,486,274	—	—
Automobiles	8,942,142	—	—
Banks	40,664,499	—	—
Beverages	11,421,613	—	—
Biotechnology	44,096,970	—	—
Building Products	5,062,459	—	—
Capital Markets	17,195,085	—	—
Chemicals	20,332,700	—	—
Commercial Services & Supplies	3,194,952	—	—
Communications Equipment	15,541,373	—	—
Construction & Engineering	4,855,832	—	—
Construction Materials	1,062,830	—	—
Consumer Finance	3,633,195	—	—
Containers & Packaging	4,982,544	—	—
Distributors	3,812,776	—	—
Diversified Consumer Services	446,937	—	—
Diversified Financial Services	8,453,159	—	—
Diversified Telecommunication Services	11,060,511	—	—
Electric Utilities	10,238,117	—	—
Electrical Equipment	5,499,223	—	—
Electronic Equipment, Instruments & Components	11,596,519	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Energy Equipment & Services	$2,788,447	$—	$—
Equity Real Estate Investment Trusts (REITs)	28,464,427	—	—
Food & Staples Retailing	8,940,600	—	—
Food Products	17,331,139	—	—
Gas Utilities	5,960,366	—	—
Health Care Equipment & Supplies	31,345,332	—	—
Health Care Providers & Services	29,762,981	—	—
Health Care Technology	5,873,607	—	—
Hotels, Restaurants & Leisure	22,195,962	—	—
Household Durables	8,878,786	—	—
Household Products	9,302,788	—	—
Independent Power & Renewable Electricity
Producers	5,339,237	—	—
Industrial Conglomerates	8,838,517	—	—
Insurance	21,946,686	—	—
Internet & Direct Marketing Retail	13,938,097	—	—
Internet Software & Services	35,029,151	—	—
IT Services	28,211,777	—	—
Life Sciences Tools & Services	5,648,729	—	—
Machinery	19,362,663	—	—
Marine	696,928	—	—
Media	15,234,340	—	—
Metals & Mining	8,522,585	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,387,492	—	—
Multiline Retail	5,673,465	—	—
Multi-Utilities	4,828,351	—	—
Oil, Gas & Consumable Fuels	40,199,510	—	—
Paper & Forest Products	209,760	—	—
Personal Products	593,180	—	—
Pharmaceuticals	32,252,788	—	—
Professional Services	710,000	—	—
Real Estate Management & Development	4,087,720	—	—
Road & Rail	11,469,623	—	—
Semiconductors & Semiconductor Equipment	36,547,086	—	—
Software	52,576,884	—	—
Specialty Retail	16,356,286	—	—
Technology Hardware, Storage & Peripherals	28,579,860	—	—
Textiles, Apparel & Luxury Goods	7,242,929	—	—
Tobacco	6,054,411	—	—
Trading Companies & Distributors	2,792,912	—	—
Wireless Telecommunication Services	4,652,256	—	—
Affiliated Mutual Fund	14,123,212	—	—
U.S. Treasury Obligation	—	997,837	—
Common Stocks – Short
Aerospace & Defense	(1,207,983)	—	—
Banks	(2,518,546)	—	—
Biotechnology	(22,779,205)	—	—
Building Products	(583,605)	—	—
Chemicals	(10,541,115)	—	—
Commercial Services & Supplies	(2,996,948)	—	—
Communications Equipment	(11,605,249)	—	—
Construction & Engineering	(1,534,032)	—	—
Diversified Consumer Services	(368,115)	—	—
Electric Utilities	(2,611,050)	—	—
Electronic Equipment, Instruments & Components	(3,299,981)	—	—
Energy Equipment & Services	(1,870,395)	—	—
Equity Real Estate Investment Trusts (REITs)	(8,938,261)	—	—
Food Products	(3,082,822)	—	—
Gas Utilities	(508,160)	—	—
Health Care Equipment & Supplies	(15,894,819)	—	—
Health Care Providers & Services	(9,789,501)	—	—
Health Care Technology	(1,407,076)	—	—
Hotels, Restaurants & Leisure	(6,941,802)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Household Durables	$(481,845)	$—	$—
Independent Power & Renewable Electricity Producers	(250,320)	—	—
Insurance	(613,323)	—	—
Internet & Direct Marketing Retail	(2,220,233)	—	—
Internet Software & Services	(3,742,614)	—	—
IT Services	(7,623,346)	—	—
Leisure Products	(4,175,585)	—	—
Life Sciences Tools & Services	(317,250)	—	—
Machinery	(3,777,168)	—	—
Media	(515,749)	—	—
Metals & Mining	(792,744)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(732,270)	—	—
Multi-Utilities	(3,250,351)	—	—
Oil, Gas & Consumable Fuels	(8,583,384)	—	—
Pharmaceuticals	(2,356,209)	—	—
Professional Services	(3,470,140)	—	—
Real Estate Management & Development	(307,100)	—	—
Road & Rail	(1,209,220)	—	—
Semiconductors & Semiconductor Equipment	(9,762,511)	—	—
Software	(20,794,299)	—	—
Specialty Retail	(5,669,532)	—	—
Technology Hardware, Storage & Peripherals	(2,330,732)	—	—
Textiles, Apparel & Luxury Goods	(599,040)	—	—
Thrifts & Mortgage Finance	(291,924)	—	—
Trading Companies & Distributors	(2,095,008)	—	—
Wireless Telecommunication Services	(316,210)	—	—
Other Financial Instruments*
Futures Contracts	(62,328)	—	—

Total	$671,484,690	$997,837	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Software	7.8%
Biotechnology	6.5
Banks	6.0
Oil, Gas & Consumable Fuels	6.0
Semiconductors & Semiconductor Equipment	5.4
Internet Software & Services	5.2
Pharmaceuticals	4.8
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	4.4
Technology Hardware, Storage & Peripherals	4.2
Equity Real Estate Investment Trusts (REITs)	4.2
IT Services	4.2
Hotels, Restaurants & Leisure	3.3
Insurance	3.3
Chemicals	3.0
Machinery	2.9
Food Products	2.6
Capital Markets	2.6
Specialty Retail	2.4

Communications Equipment	2.3%
Aerospace & Defense	2.3
Media	2.3
Affiliated Mutual Fund	2.1
Internet & Direct Marketing Retail	2.1
Electronic Equipment, Instruments & Components	1.7
Road & Rail	1.7
Beverages	1.7
Diversified Telecommunication Services	1.6
Electric Utilities	1.5
Household Products	1.4
Automobiles	1.3
Food & Staples Retailing	1.3
Household Durables	1.3
Industrial Conglomerates	1.3
Metals & Mining	1.3
Diversified Financial Services	1.3
Textiles, Apparel & Luxury Goods	1.1
Auto Components	1.0
Tobacco	0.9
Gas Utilities	0.9
Health Care Technology	0.9
Multiline Retail	0.8
Life Sciences Tools & Services	0.8
Electrical Equipment	0.8
Independent Power & Renewable Electricity Producers	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Air Freight & Logistics	0.8%
Building Products	0.7
Containers & Packaging	0.7
Construction & Engineering	0.7
Multi-Utilities	0.7
Wireless Telecommunication Services	0.7
Real Estate Management & Development	0.6
Distributors	0.6
Consumer Finance	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Commercial Services & Supplies	0.5
Trading Companies & Distributors	0.4
Energy Equipment & Services	0.4
Airlines	0.2
Construction Materials	0.2
U.S. Treasury Obligation	0.1
Professional Services	0.1
Marine	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.0 *
Independent Power & Renewable Electricity Producers	0.0 *
Thrifts & Mortgage Finance	0.0 *
Real Estate Management & Development
Wireless Telecommunication Services	0.0 *
Life Sciences Tools & Services	0.0 *
Diversified Consumer Services	(0.1)
Household Durables	(0.1)
Gas Utilities	(0.1)
Media	(0.1)
Building Products	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Insurance	(0.1)
Mortgage Real Estate Investment Trusts (REITs)	(0.1)
Metals & Mining	(0.1)
Health Care Technology	(0.2)

Aerospace & Defense	(0.2)%
Road & Rail	(0.2)
Construction & Engineering	(0.2)
Energy Equipment & Services	(0.3)
Trading Companies & Distributors	(0.3)
Internet & Direct Marketing Retail	(0.3)
Technology Hardware, Storage & Peripherals	(0.3)
Pharmaceuticals	(0.4)
Banks	(0.4)
Electric Utilities	(0.4)
Commercial Services & Supplies	(0.4)
Food Products	(0.5)
Multi-Utilities	(0.5)
Electronic Equipment, Instruments & Components	(0.5)
Professional Services	(0.5)
Internet Software & Services	(0.6)
Machinery	(0.6)
Leisure Products	(0.6)
Specialty Retail	(0.8)
Hotels, Restaurants & Leisure	(1.0)
IT Services	(1.1)
Oil, Gas & Consumable Fuels	(1.3)
Equity Real Estate Investment Trusts (REITs)	(1.3)
Semiconductors & Semiconductor Equipment	(1.4)
Health Care Providers & Services	(1.5)
Chemicals	(1.6)
Communications Equipment	(1.7)
Health Care Equipment & Supplies	(2.4)
Software	(3.1)
Biotechnology	(3.4)

99.8
Other assets in excess of liabilities	0.2

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$62,328	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,125,801

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$115,850

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures contracts long positions was $18,244,705.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Liabilities(1)	Collateral Pledged(2)	Net Amount
Securities Sold Short	$(194,756,772)	$194,756,772	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $724,029,584)	$853,178,415
Affiliated investments (cost $14,123,212)	14,123,212
Cash	82,239
Deposit with broker for securities sold short	88,041
Receivable for investments sold	40,162,114
Dividends and interest receivable	826,114
Receivable for fund share sold	137,205
Receivable from manager	11,475
Due from broker-variation margin futures	6,465
Tax reclaim receivable	4,788
Prepaid expenses	657

Total Assets	908,620,725

LIABILITIES:
Securities sold short, at value (proceeds received $185,139,885)	194,756,772
Payable for investments purchased	39,613,003
Management fees payable	231,822
Dividends payable on securities sold short	168,585
Accrued expenses and other liabilities	76,418
Distribution fee payable	18,468
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	109

Total Liabilities	234,865,542

NET ASSETS	$673,755,183

Net assets were comprised of:
Paid-in capital	$337,580,059
Retained earnings	336,175,124

Net assets, June 30, 2017	$673,755,183

Net asset value and redemption price per share, $673,755,183 / 25,172,196 outstanding shares of beneficial interest	$26.77

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $268 foreign withholding tax)	$6,555,094
Affiliated dividend income	77,131
Interest income	2,808

6,635,033

EXPENSES
Management fees	2,692,502
Distribution fee	816,256
Dividends on securities sold short	905,078
Broker fees and expenses on short sales	821,793
Custodian and accounting fees	60,000
Audit fee	20,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	10,040

Total expenses	5,346,669

NET INVESTMENT INCOME (LOSS)	1,288,364

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	34,978,769
Futures transactions	1,125,801
Short sales transactions	(14,633,732)

21,470,838

Net change in unrealized appreciation (depreciation) on:
Investments	26,926,791
Futures	115,850
Short sales	(5,097,979)
Foreign currencies	21

21,944,683

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	43,415,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,703,885

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF CASH FLOWS

(unaudited)

Six Months Ended June 30, 2017

INCREASE (DECREASE) IN CASH CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$6,720,784
Operating expenses paid	(3,588,150)
Dividends paid on securities sold short	(832,738)
Broker fees and expense on short sales	(821,793)
Purchases of long-term portfolio investments	(282,432,922)
Net purchases and sales of short-term portfolio investments	7,268,609
Proceeds from disposition of long-term portfolio investments	310,564,798
Net payments to cover short sales	(199,820,577)
Net proceeds received from securities sold short	187,221,232
Net payment received for futures transactions	1,143,156
Decrease in deposit with broker	42,891
Increase in other assets	(7,642)
Net payment for foreign currency transactions	21

NET CASH PROVIDED FROM OPERATING ACTIVITIES	25,457,669

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	32,560,046
Payment of fund share repurchased	(58,060,818)

NET CASH USED IN FINANCING ACTIVITIES	(25,500,772)

Net change in cash	(43,103)
Cash at beginning of period	125,342

CASH AT END OF PERIOD	$82,239

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$44,703,884

Increase in investments	24,591,923
Net realized gain on investment and foreign currency transactions	(21,470,838)
Increase in net unrealized appreciation on investments and foreign currency	(21,944,683)
Increase in receivable for investments sold	(40,162,114)
Decrease in deposit with broker	42,891
Decrease in dividends and interest receivable	85,751
Increase in receivable from advisor	(11,475)
Increase in due to broker-variation margin futures	(98,495)
Decrease in prepaid expenses	3,833
Increase in payable for investments purchased	39,613,003
Increase in management fees payable	1,655
Increase in dividends payable on securities sold short	72,340
Increase in accrued expenses and other liabilities	15,659
Decrease in distribution fee payable	(4,012)
Increase interest payable on securities sold short	18,328
Increase in affiliated transfer agent fee payable	19

Total Adjustments	(19,246,215)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	$25,457,669

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,288,364	$5,709,297
Net realized gain (loss) on investment and foreign currency transactions	21,470,838	32,044,462
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,944,683	41,482,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,703,885	79,236,255

FUND SHARE TRANSACTIONS:
Fund share sold [1,242,415 and 4,815,367 shares, respectively]	32,318,193	108,675,947
Fund share repurchased [2,269,567 and 5,389,813 shares, respectively]	(58,050,178)	(115,970,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(25,731,985)	(7,294,102)

CAPITAL CONTRIBUTIONS	—	180,919

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,971,900	72,123,072
NET ASSETS:
Beginning of period	654,783,283	582,660,211

End of period	$673,755,183	$654,783,283

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.6%		Value
AFFILIATED MUTUAL FUNDS	Shares
AST AB Global Bond Portfolio*	3,893,095	$42,006,494
AST AQR Emerging Markets Equity Portfolio*	255,925	2,922,670
AST AQR Large-Cap Portfolio*	8,207,539	133,044,212
AST BlackRock Low Duration Bond Portfolio*	234,567	2,507,521
AST BlackRock/Loomis Sayles Bond Portfolio*	922,661	12,400,562
AST ClearBridge Dividend Growth Portfolio*	3,970,584	63,926,407
AST Goldman Sachs Global Income Portfolio*	1,859,512	19,748,015
AST Goldman Sachs Large-Cap Value Portfolio*	1,019,110	30,389,853
AST Goldman Sachs Mid-Cap Growth Portfolio*	540,336	4,603,663
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,658,888
AST Goldman Sachs Strategic Income Portfolio*	764,685	7,440,388
AST Government Money Market Portfolio	5,850,357	5,850,357
AST High Yield Portfolio*	1,141,922	11,213,674
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,405,010	37,949,313
AST International Growth Portfolio*	4,344,774	68,473,635
AST International Value Portfolio*	3,577,931	70,163,236
AST Jennison Large-Cap Growth Portfolio*	1,108,278	29,712,935
AST Loomis Sayles Large-Cap Growth Portfolio*	1,180,475	52,224,219
AST Lord Abbett Core Fixed Income Portfolio*	1,388,862	17,360,773
AST MFS Growth Portfolio*	1,400,515	29,718,932
AST MFS Large-Cap Value Portfolio*	2,435,869	45,502,026
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	72,039	2,340,544
AST Parametric Emerging Markets Equity Portfolio*	170,738	1,553,713
AST Prudential Core Bond Portfolio*	4,943,756	59,522,826
AST QMA International Core Equity Portfolio*	2,952,961	34,608,707

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST QMA Large-Cap Portfolio*	8,079,056	$132,738,894
AST Small-Cap Growth Opportunities Portfolio*	776,820	13,710,877
AST Small-Cap Growth Portfolio*	344,204	13,651,138
AST Small-Cap Value Portfolio*	1,008,889	26,977,700
AST T. Rowe Price Large-Cap Growth Portfolio*	1,243,094	37,392,260
AST T. Rowe Price Large-Cap Value Portfolio*	2,720,687	37,763,141
AST WEDGE Capital Mid-Cap Value Portfolio*	99,111	2,361,825
AST Wellington Management Global Bond Portfolio*	4,715,045	49,460,820
AST Western Asset Core Plus Bond Portfolio*	3,161,887	39,839,770
AST Western Asset Emerging Markets Debt Portfolio*	157,181	1,739,997

TOTAL AFFILIATED MUTUAL FUNDS (cost $993,614,637)(w)		1,143,479,985

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,247,022)(w)	4,247,022	4,247,022

TOTAL INVESTMENTS — 100.0% (cost $997,861,659)		1,147,727,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(157,116)

NET ASSETS — 100.0%		$1,147,569,891

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,147,727,007	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Large/Mid-Cap Growth	36.5%
Large/Mid-Cap Value	13.6
Core Bond	12.1
Global Bond	9.7
International Value	9.1
International Growth	6.0
Large/Mid-Cap Blend	5.6
Small-Cap Value	2.6
Small-Cap Growth	2.4
High Yield	1.0
Emerging Markets	0.5
Government Money Market	0.5
Ultra Short Bond	0.4

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $997,861,659)	$1,147,727,007
Receivable for fund share sold	527,576
Receivable from manager	9,115
Prepaid expenses	70

Total Assets	1,148,263,768

LIABILITIES:
Payable for investments purchased	355,391
Payable to custodian	123,088
Payable for fund share repurchased	81,105
Management fees payable	80,113
Accrued expenses and other liabilities	53,815
Affiliated transfer agent fee payable	365

Total Liabilities	693,877

NET ASSETS	$1,147,569,891

Net assets were comprised of:
Paid-in capital	$888,906,250
Retained earnings	258,663,641

Net assets, June 30, 2017	$1,147,569,891

Net asset value and redemption price per share, $1,147,569,891 / 74,787,507 outstanding shares of beneficial interest	$15.34

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Affiliated dividend income	$29,534

EXPENSES
Management fees	1,359,779
Custodian and accounting fees	39,000
Audit fee	11,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,545

Total expenses	1,437,324
Less: management fee waivers and/or expense reimbursement	(15,737)

Net expenses	1,421,587

NET INVESTMENT INCOME (LOSS)	(1,392,053)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	17,131,195
Net change in unrealized appreciation (depreciation) on affiliated investments	74,083,003

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	91,214,198

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,822,145

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,392,053)	$(2,472,116)
Net realized gain (loss) on investment transactions	17,131,195	12,476,007
Net change in unrealized appreciation (depreciation) on investments	74,083,003	50,720,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,822,145	60,724,471

FUND SHARE TRANSACTIONS:
Fund share sold [3,859,120 and 8,367,700 shares, respectively]	57,013,582	111,767,752
Fund share repurchased [1,667,948 and 3,005,630 shares, respectively]	(24,868,422)	(40,687,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	32,145,160	71,079,833

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,967,305	131,804,304
NET ASSETS:
Beginning of period	1,025,602,586	893,798,282

End of period	$1,147,569,891	$1,025,602,586

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 102.1% ASSET-BACKED SECURITIES — 3.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A(g)	5.750%		11/01/27	8,220	$8,418,742

Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	2.176%	(c)	05/25/34	4,622	4,625,691
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	1.706%	(c)	10/25/35	5,000	4,805,717
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	1.309%	(c)	11/15/36	144	122,910
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	1.309%	(c)	11/15/36	274	229,864
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	1.456%	(c)	11/25/36	2,810	1,209,900

					10,994,082

Manufactured Housing — 0.3%
Greenpoint Manufactured Housing, Series 1999-2, Class A2	4.659%	(c)	03/18/29	1,950	1,810,987
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,142	3,222,664
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2^	4.890%	(c)	06/19/29	875	825,238
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	4.494%	(c)	02/20/32	1,025	969,469
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	4.391%	(c)	03/13/32	1,800	1,706,558

					8,534,916

Other — 0.2%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	5,087	5,023,716

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A	1.906%	(c)	04/25/34	785	783,980
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	1.786%	(c)	09/25/34	251	250,395
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	1.966%	(c)	07/25/44	3,262	3,255,854
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	1.546%	(c)	07/25/36	536	498,445
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071%	(c)	04/25/35	3,541	3,467,027
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	2,329	2,378,300
RAMP Trust, Series 2006-RZ4, Class A3	1.486%	(c)	10/25/36	3,350	3,283,433
Soundview Home Loan Trust, Series 2004-WMC1, Class M1	1.966%	(c)	01/25/35	2,383	2,140,578

					16,058,012

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Small Business Loan — 0.1%
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	978		$969,016
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	930		938,259
United States Small Business Administration, Series 2017-20D, Class 1	2.840%		04/01/37	2,930		2,935,135

						4,842,410

Student Loans — 1.2%
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	1.336%	(c)	03/22/32	6,700		6,284,875
Northstar Education Finance, Inc., Series 2007-1, Class A6	1.921%	(c)	01/29/46	5,925		5,483,042
SLM Student Loan Trust, Series 2006-1, Class A5	1.266%	(c)	07/26/21	8,010		7,888,948
SLM Student Loan Trust, Series 2007-7, Class B	1.906%	(c)	10/27/70	4,150		3,766,909
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A^(g)	—%	(p)	09/18/46	63,950		8,185,600
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A*^(g)	—%	(p)	08/25/36	—	(r)	5,731,250

						37,340,624

TOTAL ASSET-BACKED SECURITIES (cost $91,421,310)						91,212,502

BANK LOANS(c) — 3.7%
Aerospace & Defense — 0.1%
Avolon Holdings Ltd., Initial Term Loan B-2	3.962%		01/20/22	2,500		2,519,598

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Refinanced Term Loan	3.405%		10/30/21	1,581		1,583,332

Airlines — 0.1%
Flying Fortess, Inc., New Loans	3.546%		04/30/20	1,490		1,491,863

Commercial Services — 0.1%
Prime Security Services Borrower LLC, Term Loan	4.049%		05/02/22	2,594		2,591,892

Commercial Services & Supplies — 0.0%
Brickman Group Ltd. (The), Initial Term Loan (First Lien)	4.217%		12/18/20	1,123		1,123,698

Computers — 0.0%
Dell International LLC, Term Loan A-2	3.480%		09/07/21	1,234		1,234,839

Consulting Services — 0.1%
DPX Holdings BV, Dollar Tranche Term Loan B	4.406%		04/04/24	3,185		3,215,026

Consumer Cyclical – Services — 0.0%
Aristocrat International Pty Ltd. (Australia), Term Loan B-2	3.406%		10/20/21	1,372		1,377,216

Containers & Packaging — 0.2%
Berry Plastics Corp., Term Loan I	3.681%		10/01/22	2,719		2,720,259
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	4.226%		02/05/23	3,611		3,617,335

						6,337,594

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., Additional Term Loan B-1	3.726%	10/31/23	3,522		$3,528,686

Diversified Financial Services — 0.1%
RPI Finance Trust, Initial Term Loan B-6	3.296%	03/27/23	518		519,134
UPC Financing Partnership Co., Facility AP	3.909%	04/15/25	3,220		3,221,609

					3,740,743

Energy — 0.2%
Energy Futures Intermediate Holding Co., Term Loan	4.296%	06/28/18	6,110		6,111,912

Entertainment — 0.0%
Lions Gate Corp., Term Loan B	4.226%	12/08/23	588		589,556

Food & Staples Retailing — 0.1%
Albertsons LLC, 2017-1 Term Loan B-4	3.976%	08/25/21	2,212		2,213,454
Albertsons LLC, 2017-1 Term Loan B-5	4.293%	06/22/23	800		790,738

					3,004,192

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan	4.474%	04/28/22	1,470		1,440,968
Air Medical Group Holdings, Inc., Term Loan B-1	5.180%	04/28/22	1,137		1,130,590
Multiplan, Inc., Initial Term Loan	4.296%	06/07/23	2,910		2,914,965

					5,486,523

Healthcare & Pharmaceutical — 0.1%
RadNet Management, Inc., Term Loan B-1 (First Lien)	4.405%	06/30/23	2,556		2,562,579

Healthcare-Services — 0.1%
HCA, Inc., Tranche Term Loan B-8	3.476%	02/15/24	3,184		3,197,097

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B-3	3.504%	02/16/24	3,116		3,110,880
Hilton Worldwide Finance LLC, Series Term Loan B-2	3.216%	10/25/23	3,885		3,895,084
Landry’s, Inc., Term Loan B	3.913%	10/04/23	1,231		1,226,103

					8,232,067

Lodging — 0.1%
Boyd Gaming Corp., Refinancing Term Loan B	3.688%	09/15/23	2,598		2,599,973

Media — 0.5%
CBS Radio, Inc., Term Loan B	4.716%	10/17/23	994		1,000,384
Charter Communications Operating LLC/Charter Communications Operating Capital, Term Loan I-1	3.476%	01/15/24	3,168		3,178,478
CSC Holdings LLC, March 2017 Refinancing Term Loan	3.459%	07/17/25	2,143		2,136,120
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	3.976%	03/15/24	3,892		3,818,019
Virgin Media Bristol LLC, I Facility	3.909%	01/31/25	2,966		2,965,687
Ziggo Secured Finance BV, Term E	3.659%	04/25/25	1,410		1,405,972

					14,504,660

Oil, Gas and Consumable Fuels — 0.0%
Murray Energy Corp., Term Loan B-2	8.546%	04/16/20	—	(r)	37

Packaging & Containers — 0.1%
Post Holdings, Inc., Term Loan	3.448%	05/17/24	2,330		2,331,820

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals — 0.2%
Pharmaceutical Product Development LLC, Term Loan	4.431%		08/18/22	3,267	$3,275,513
Valeant Pharmaceuticals International, Inc., Series F Tranche Term Loan B	5.830%		04/01/22	2,242	2,271,396

					5,546,909

Retail — 0.3%
Michaels Stores, Inc., 2016 New Replacement Term Loan B-1	3.938%		01/28/23	3,656	3,645,846
Party City Holdings, Inc., 2016 Replacement Term Loan	4.188%		08/19/22	2,950	2,949,315
PetSmart, Inc., Term Loan B-2	4.220%		03/10/22	3,426	3,173,701

					9,768,862

Software — 0.1%
First Data Corp., 2022D New Dollar Term Loan	3.466%		07/10/22	321	320,088
First Data Corp., 2024 New Dollar Term Loan	3.716%		04/21/24	3,026	3,024,052

					3,344,140

Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan	5.197%		07/02/22	2,850	2,225,087
Petco Animal Supplies, Inc., Term Loan	4.172%		01/26/23	2,682	2,410,136

					4,635,223

Telecommunications — 0.2%
CenturyLink, Inc., Initial Term Loan B	1.375%		01/31/25	2,960	2,926,170
Level 3 Financing, Inc., Tranche Term Loan B 2024	3.466%		02/17/24	2,990	2,995,606

					5,921,776

Transportation — 0.1%
American Airlines, Inc., 2017 Replacement Term Loan	3.220%		06/27/20	3,295	3,290,700

TOTAL BANK LOANS (cost $110,683,885)					109,872,513

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	1.446%	(c)	12/25/36	2,235	2,103,182
BBCCRE Trust, Series 2015-GTP, Class E, 144A^	4.715%	(c)	08/10/33	5,190	4,405,532
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	4,028,604
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	4,629	4,377,699
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.385%	(c)	12/10/49	1,630	942,564
Cold Storage Trust, Series 2017-ICE3, Class A, 144A	2.159%	(c)	04/15/36	2,950	2,953,654
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	481,424
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	419,886
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.252%	(c)	10/10/46	190	195,707
Commercial Mortgage Trust, Series 2013-CR12, Class E, 144A	5.252%	(c)	10/10/46	490	372,703
Commercial Mortgage Trust, Series 2013-SFS, Class A2, 144A	3.086%	(c)	04/12/35	1,650	1,670,273
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.306%	(c)	05/10/47	41,840	2,145,487

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,606	$1,489,876
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(c)	09/15/40	1,530	1,496,868
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%	(c)	11/15/48	2,200	1,358,865
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%	(c)	11/15/48	1,000	543,194
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,570	2,656,748
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,485,329
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.982%	(c)	09/15/38	5,200	5,174,063
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	232,448
CSMC Trust, Series 2015-TOWN, Class F, 144A	5.627%	(c)	03/15/28	4,010	4,010,005
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.368%	(c)	03/25/24	104,810	1,421,525
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.223%	(c)	04/25/20	2,428	59,509
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.772%	(c)	07/25/21	6,533	355,946
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.689%	(c)	10/25/21	429	23,290
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	61,471	470,261
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	1.409%	(c)	06/15/33	1,863	1,783,102
GE Business Loan Trust, Series 2006-1A, Class B, 144A	1.459%	(c)	05/15/34	3,601	3,309,341
GE Business Loan Trust, Series 2006-2A, Class A	0.511%	(c)	11/15/34	3,259	3,101,988
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.745%	(c)	03/16/47	45,038	1,869,113
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.338%	(c)	03/16/55	26,612	763,746
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.971%	(c)	09/16/57	25,278	1,905,126
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class AS	3.777%	(c)	05/10/50	4,988	5,116,600
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class B	4.149%	(c)	05/10/50	4,210	4,148,146
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,750	2,866,937
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	2,940	2,951,340
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,265	2,073,535
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.979%	(c)	08/10/45	2,651	2,671,779
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.923%	(c)	08/10/46	700	532,979
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,210	1,329,550
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.570%	(c)	11/10/48	2,000	1,357,839
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.570%	(c)	11/10/48	1,100	685,097
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	7.384%	(c)	11/15/19	6,720	6,777,110
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.232%	(c)	11/15/45	840	869,028

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.049%	(c)	01/15/47		540	$579,367
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(c)	11/15/47		3,310	3,431,231
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.772%	(c)	08/15/48		4,900	4,951,269
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47		8,380	7,215,846
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.976%	(c)	02/12/49		1,390	1,154,702
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.264%	(c)	02/15/51		255	247,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	7.384%	(c)	10/15/19		2,400	2,408,465
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	4.294%	(c)	08/15/27		570	569,301
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(c)	04/20/48		9,702	9,751,675
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(c)	09/12/49		7,380	5,756,400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.383%	(c)	04/15/48		3,870	3,802,321
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4	3.720%		12/15/49		3,480	3,643,069
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43		2,825	2,231,981
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44		3,957	3,676,332
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30		7,200	7,123,859
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 144A	2.109%	(c)	06/15/33		3,000	3,022,328
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1	1.556%		02/20/54	GBP	4,132	5,414,995
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.431%	(c)	07/15/46		569	594,634
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46		590	432,633
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48		5,782	3,666,959
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.614%	(c)	06/15/45		15,892	873,860
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.273%	(c)	05/15/45		3,755	3,455,179
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.129%	(c)	06/15/46		1,000	909,953
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.373%	(c)	03/15/47		11,612	618,167
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.470%	(c)	11/15/47		3,570	3,586,100

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $176,343,584)						171,105,134

CORPORATE BONDS — 31.1%
Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19		1,810	1,931,046

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Aerospace & Defense (continued)
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%	02/15/20	2,400	$2,583,430
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	490	536,530
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	1,120	1,257,024
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23	240	245,542
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	2,420	2,507,619
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	480	523,480
Raytheon Co., Sr. Unsec’d. Notes	3.125%	10/15/20	1,030	1,067,158
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	980	1,070,115

				11,721,944

Agriculture — 0.7%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,590	3,646,011
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	4,901,832
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,420	1,421,406
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/22/22	1,710	1,708,141
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,108,548
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	255,297
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	468	481,824
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	1,470	1,800,456
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	1,190	1,485,958
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	2,470	2,754,828

				20,564,301

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	1,584	1,817,474
Delta Air Lines 2009-1 Class A, Pass-Through Certificates	7.750%	06/17/21	565	621,232

				2,438,706

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,220	1,177,629
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	200,174
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	250	253,749
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	700	770,240
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,806,517
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	860	976,472
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	466,515
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	220	222,578
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	498,035
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	209,089
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	1,120	1,133,785
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,507,316
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.125%	10/02/17	730	730,520
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	3,180	3,179,380

				13,131,999

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	800	819,999

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26	1,700	$1,759,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%		11/15/23	350	366,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,950	4,147,500

					7,093,624

Banks — 9.4%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	2,045,228
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	3,290	3,577,875
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,355,957
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	498,292
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,486,671
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	2,790	2,799,503
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	2,130	2,150,058
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	2,350	2,431,101
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,030	4,222,908
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,360,706
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	2,760	3,090,046
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,800	3,055,158
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	3,110	3,515,700
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	520	569,455
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,640	1,691,501
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,578,039
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	530	551,594
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	1,900	1,903,211
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27	830	875,246
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,591,868
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	350	367,394
Citigroup, Inc., Jr. Sub. Notes	5.350%	(c)	04/29/49	1,160	1,186,100
Citigroup, Inc., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	630	674,258
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%	(c)	07/29/49	1,510	1,606,263
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	5,930	6,354,173
Citigroup, Inc., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,710	2,886,150
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	5,048	5,489,119
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	474,419
Citigroup, Inc., Sub. Notes(a)	4.050%		07/30/22	300	313,616
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,219,699
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,240	6,489,712
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	556	629,158
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	7,150,308
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	558	686,273
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	925,360
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	5,840	6,124,198
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,200	1,401,516
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,515,291
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,285	3,815,528
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	4,290	4,783,350

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	$371,804
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,448,297
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	227	197,068
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,919,763
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	303,407
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	3,180	3,518,524
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,435,826
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	330,269
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	9,104,848
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,894,299
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,342,083
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,732,203
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	4,137,086
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,837,529
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,754,362
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	228,829
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	(c)	12/29/49	2,010	2,105,475
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,933,426
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	220	227,084
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	340	360,398
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,655,219
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,725,603
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	3,048,816
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,710	5,790,836
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	690	719,740
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,332,270
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	95,569
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	674,324
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	1,309,865
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	747,166
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,317
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,227,988
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	4,800	4,998,504
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	1,197,527
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,438,762

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	$848,376
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,916,005
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,334,334
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,194,254
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,488,977
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	628,768
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,780	3,158,213
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,396,651
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,691,027
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,846,867
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,201,294
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	4,600	4,805,758
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570%	(c)	03/29/49	7,420	7,460,810
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	736,865
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	5,670	5,521,202
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	5,840	6,295,234
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,701,712
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,590	7,949,910
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	3,990,783
Wells Fargo & Co., Sub. Notes, MTN	4.400%		06/14/46	520	526,449
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,339,954
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,050	2,188,732
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%		11/15/17	3,970	4,032,813

					281,852,076

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,340,972
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	2,670	2,749,382
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	1,370	1,411,470
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	4,880	5,507,768
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	5,600	5,592,082
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	610	657,790
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	2,880	3,118,398
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,270	1,352,036
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	1,140	1,162,800
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	2,580	2,783,934
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	341,812
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	610	623,573

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Beverages (continued)
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	$3,924,186

				31,566,203

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	375,535
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	318,805
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	957,733
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,454,225
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,050	1,182,297
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	145,705
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,101,962
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,406,527
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	910	999,007

				8,941,796

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,980	2,004,750
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	188,179
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	893,697
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,107,103
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,632,474
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21	780	807,300
Westlake Chemical Corp., Gtd. Notes	4.875%	05/15/23	250	260,313

				6,893,816

Commercial Services — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	467,616
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,947,543
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	810	848,475

				3,263,634

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.450%	08/04/26	5,400	5,163,556
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,000	5,116,880
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,210	4,438,258

				14,718,694

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,834,882
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	320	339,515
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	850,217
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	2,912,789
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	2,510	2,538,933
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%	05/15/20	410	441,263
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/01/23	1,790	1,928,725
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,828,020
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	3,730	4,203,576

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	$825,019
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	287,918
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,145,600
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,177,050
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,208,320
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,972,236

				37,494,063

Diversified Machinery — 0.0%
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	508,200
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	141,354
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	617,822

				1,267,376

Electric — 1.4%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%	09/15/37	2,610	3,504,614
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	892,751
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,519,724
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	920	925,865
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,723,588
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,287,992
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27	2,750	2,758,795
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20	330	368,775
Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	4,542,550
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,533,282
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,864,661
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	780	842,824
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,083,550

				40,848,971

Engineering & Construction — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	348,328

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,343,722
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	474,830

				1,818,552

Foods — 0.7%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,377,552
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,619,762
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.947%	11/02/26	2,730	2,638,679
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	140	133,987
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	1,040	1,074,528
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	1,700	1,752,680
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	590	606,679
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	1,005,682
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	401,160
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	443,549
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,667,326

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Foods (continued)
Kroger Co. (The), Sr. Unsec’d. Notes(a)	3.300%	01/15/21	800	$817,784
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	1,130	1,170,963
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	483,240
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,331,865
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	72,256

				19,597,692

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	955	994,175

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	2,051,830
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,142,885
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	1,905,488
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,906,629
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	788,716
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	669,413
Medtronic Global Holdings SCA, Gtd. Notes	3.350%	04/01/27	1,270	1,294,724
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	360,876
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,712,387

				15,832,948

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	469,185
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/15/22	2,550	2,597,512
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	635	683,252
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	397,126
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,000	1,043,749
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	90	90,225
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	259,375
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,096,425
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,657,800
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	230	247,250
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	820	884,370
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,297,238
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	550	600,188
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,068,103
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	896,254
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	609,112
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	110,197
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	505,371
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	06/15/23	80	80,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	280	297,150
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,937
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	594,285
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	200,118
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,915,482

				17,609,704

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.500%	04/30/24	880	909,568

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Builders (continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(a)	5.250%		04/15/21	1,730	$1,773,250

					2,682,818

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	810	868,806

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%		04/01/21	820	839,052
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	1,450	1,522,412
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,340	1,422,795

					3,784,259

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250%	(c)	03/15/87	636	687,007
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	2,330	2,373,291
Chubb INA Holdings, Inc., Gtd. Notes	2.300%		11/03/20	570	573,250
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	1,170	1,196,685
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/66	3,610	4,169,550
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	1,500	1,631,357
MetLife, Inc., Sr. Unsec’d. Notes	5.875%		02/06/41	1,020	1,291,743
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	2,500	2,798,205
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	260	261,759

					14,982,847

Internet — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%		12/05/44	1,830	2,156,631
Netflix, Inc., Sr. Unsec’d. Notes	5.500%		02/15/22	120	130,312
Netflix, Inc., Sr. Unsec’d. Notes(a)	5.875%		02/15/25	680	753,100

					3,040,043

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%		02/25/22	740	832,499
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%		10/15/39	460	515,775
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%		11/21/36	3,140	3,367,650

					4,715,924

Leisure Time — 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(a)	4.625%		11/15/20	710	728,863
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%		12/15/21	880	913,431

					1,642,294

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., Gtd. Notes, 144A	4.875%		04/01/27	1,450	1,517,063

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	4.500%		02/15/21	490	525,084
21st Century Fox America, Inc., Gtd. Notes	6.750%		01/09/38	250	316,659
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	265	349,822
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%		02/15/23	1,945	2,063,528

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/27	830	$848,675
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	290	313,293
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	80	107,139
Comcast Corp., Gtd. Notes	3.375%		08/15/25	1,450	1,487,568
Comcast Corp., Gtd. Notes	4.200%		08/15/34	190	201,201
Comcast Corp., Gtd. Notes	4.250%		01/15/33	530	564,858
Comcast Corp., Gtd. Notes	5.650%		06/15/35	160	196,072
Comcast Corp., Gtd. Notes	5.875%		02/15/18	2,100	2,155,165
Comcast Corp., Gtd. Notes	6.400%		03/01/40	240	321,782
Comcast Corp., Gtd. Notes	6.550%		07/01/39	60	81,473
DISH DBS Corp., Gtd. Notes	5.875%		11/15/24	4,775	5,094,782
DISH DBS Corp., Gtd. Notes	6.750%		06/01/21	410	455,100
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%		07/06/27	2,830	2,837,075
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	2,370	2,378,267
NBCUniversal Media LLC, Gtd. Notes	4.375%		04/01/21	660	711,403
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%		05/15/22	3,710	3,881,588
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%		05/15/24	720	760,500
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%		02/15/21	1,905	1,992,068
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%		02/01/20	830	885,440
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%		11/15/40	1,620	1,805,691
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%		07/01/38	2,020	2,581,859
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%		04/01/19	2,180	2,404,874
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%		07/15/33	630	864,935
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	710	764,619
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	770	940,688
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	580,623
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	460	480,204
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%		08/15/26	200	209,500

					39,161,535

Mining — 1.3%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.750%		04/10/22	2,130	2,140,649
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.750%		04/10/27	1,070	1,099,211
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	994	1,075,389
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	200	227,559
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	243	262,159
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	1,270	1,503,839
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	260	315,122
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	282	287,734
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,600	1,851,502
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(c)	10/19/75	4,980	5,690,098
Freeport-McMoRan, Inc., Gtd. Notes	6.500%		11/15/20	290	297,613

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Mining (continued)
Freeport-McMoRan, Inc., Gtd. Notes	6.875%	02/15/23	2,696	$2,845,952
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	8,020	8,032,022
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%	03/27/27	7,320	7,202,126
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	287,305
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,130,380

				38,248,660

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	1.500%	11/02/17	750	750,147
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,976,982
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,728,613
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	600	666,572
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,533,527
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	6,054,649
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%	09/16/20	682	732,044
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	107,953
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	540	698,828
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,162,294

				18,411,609

Oil & Gas — 3.5%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	237,429
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.850%	03/15/21	1,690	1,803,805
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	3,140	3,508,966
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,400,739
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,630,241
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,343,301
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	380	355,934
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	310,905
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,033,064
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,203,258
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	3,003,121
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,924,833
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	620	634,714
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	177,939
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	670	602,999
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	560	548,799
Chesapeake Energy Corp., Sec’d. Notes, 144A	8.000%	12/15/22	340	359,550
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,692,145
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	5,940,956
Concho Resources, Inc., Gtd. Notes(a)	4.375%	01/15/25	840	856,800
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	330	315,150
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,597,712
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	3,960,145
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	145,401
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,409,128
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	834,481
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	20	25,953

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	$4,406,400
Ensco PLC, Sr. Unsec’d. Notes	8.000%	01/31/24	1,134	1,065,960
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,197,775
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,380	2,400,373
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,719,489
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,270	1,632,829
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,025,761
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	3,660	4,014,830
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	1,200	1,168,511
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	451,827
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,624,559
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,643,212
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	498,934
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,664,299
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,480	8,621,616
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,280	1,320,320
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	2,741,110
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,121,480
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,122,680
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,671,500
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	320,463
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	2,105,200
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	1,440	1,494,000
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	200	190,000
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	100	101,500
Sanchez Energy Corp., Gtd. Notes(a)	6.125%	01/15/23	900	720,000
Sanchez Energy Corp., Gtd. Notes(a)	7.750%	06/15/21	120	108,600
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,693,858
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	701,065
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	3,128,777
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,103,533
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,080,739
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,371,333
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,000	1,001,813
Transocean, Inc., Gtd. Notes	6.000%	03/15/18	289	295,503
Whiting Petroleum Corp., Gtd. Notes(a)	5.000%	03/15/19	320	318,000
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%	04/01/23	780	715,650

				105,420,967

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	2,690	2,756,777
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,097,486
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,666,786
SESI LLC, Gtd. Notes(a)	7.125%	12/15/21	190	180,975

				6,702,024

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%		02/15/25	650	$682,499
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23	930	952,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21	1,001	1,028,907
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%		07/15/23	610	633,638
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	590	606,063
WestRock RKT Co., Gtd. Notes	4.000%		03/01/23	370	387,479

					4,291,455

Pharmaceuticals — 0.6%
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22	1,160	1,195,748
Allergan Funding SCS, Gtd. Notes	3.800%		03/15/25	2,470	2,554,842
Allergan Funding SCS, Gtd. Notes	4.550%		03/15/35	350	373,565
Allergan Funding SCS, Gtd. Notes	4.750%		03/15/45	248	267,708
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%		06/15/22	860	860,796
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	1,150	1,152,774
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%		05/15/27	980	989,633
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,180	2,227,310
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%		03/03/37	1,340	1,401,219
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,210	1,206,112
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%		03/15/20	250	241,563
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%		12/01/21	280	252,700
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	350	300,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	1,200	1,015,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	2,540	2,460,625
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	360	377,550
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	970	1,019,713

					17,897,483

Pipelines — 0.7%
Cheniere Corp.us Christi Holdings LLC, Sr. Sec’d. Notes, 144A	5.125%		06/30/27	1,030	1,055,749
Enterprise Products Operating LLC, Gtd. Notes	4.877%	(c)	08/01/66	2,700	2,710,125
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	760,747
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	192,987
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,106,496
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	1,450	1,545,941
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,520	1,611,805
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	487,682
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,575,264

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	429	$437,580
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%	03/01/32	2,150	2,908,159
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	3,380	4,348,549
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	1,458,735
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	1,103	1,279,480
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	210	269,325

				21,748,624

Real Estate Investment Trusts (REITs) — 0.4%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	3,000	3,112,500
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	1,620	1,676,700
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,822,479

				10,611,679

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	3,820	3,958,475
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	6,440	6,448,031
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	910,818
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	1,440	1,650,809
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	773	871,529
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	677	803,827
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	1,140	1,203,042
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	416,762
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,123,023
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	105,231
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	278,552
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	2,400	2,394,926
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	464,768

				21,629,793

Semiconductors — 0.0%
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	787,378
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	450	522,843

				1,310,221

Software — 0.8%
Activision Blizzard, Inc., Sr. Unsec’d. Notes, 144A	6.125%	09/15/23	1,860	2,007,125
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	140	149,450
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	2,500	2,571,075
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	6,440	6,197,708
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	800	794,609
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,292,705
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.300%	02/06/27	4,660	4,800,131
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	130,081
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	600,086
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	376,993

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Software (continued)
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	$3,108,448

				24,028,411

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,073,225
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%	11/15/17	1,000	1,013,885
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.000%	02/15/22	910	914,053
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,276,442
AT&T, Inc., Sr. Unsec’d. Notes	4.250%	03/01/27	520	537,656
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,568,513
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	244,379
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,499,885
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,276,856
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	3,070	3,069,960
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,073,526
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	460	699,421
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,064,999
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	730	728,175
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,710	4,271,138
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	2,116,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,639,318
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%	03/08/47	820	885,380
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	80	80,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	225	220,548
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,701,623
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	370	322,604
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	4,870	5,029,634
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	380	405,932
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	2,940	3,265,714
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	3,130	3,364,722
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.500%	03/16/47	950	1,038,505
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,440	2,464,400
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	400	407,500

				47,253,993

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,218,757
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,340,615

				2,559,372

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	402	420,219

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Trucking & Leasing (continued)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24		740	$772,930

					1,193,149

TOTAL CORPORATE BONDS (cost $894,128,954)					931,701,631

FOREIGN GOVERNMENT BONDS — 6.0%
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%	10/03/21	ARS	101,240	6,450,042
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%	07/06/36		5,650	5,607,625
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	9.762%	01/01/21	BRL	82,407	24,830,633
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/23	BRL	27,638	8,215,786
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		670	620,588
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		3,470	3,036,249
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		3,850	3,705,625
China Government Bond (China), Sr. Unsec’d. Notes	3.310%	11/30/25	CNY	12,500	1,715,615
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,850	3,115,050
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		270	277,342
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21		1,067	1,145,967
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		360	393,511
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		3,640	3,738,986
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%	04/15/43		720	726,391
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.125%	01/15/45		790	845,743
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		3,960	4,045,536
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	531,246	29,100,501
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/23/34	MXN	144,520	8,552,192
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	563,124	32,809,269
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		2,310	2,798,565
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37		390	512,655
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24		5,990	6,406,329
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%	10/15/24		4,400	4,487,999
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	02/15/23		1,520	1,551,919
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	7.875%	06/15/27		1,310	1,356,243
Russian Federal Bond (Russia), Bonds	7.000%	08/16/23	RUB	263,320	4,310,902
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	754,330	12,183,117

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	79,640	$1,351,753
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	353,430	6,234,991

TOTAL FOREIGN GOVERNMENT BONDS (cost $197,114,426)						180,127,124

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.4%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.360%	(c)	09/25/35		347	267,350
Alternative Loan Trust, Series 2005-J4, Class M2	1.856%	(c)	07/25/35		5,607	5,269,408
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	1.896%	(c)	02/25/45		3,586	3,469,846
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 144A	1.381%	(c)	09/29/36		7,791	7,507,240
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	3.269%	(c)	09/25/33		205	200,771
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	3.209%	(c)	09/25/35		117	112,398
BCAP LLC Trust, Series 2006-AA1, Class A1	1.406%	(c)	10/25/36		1,980	1,649,787
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	3.212%	(c)	02/25/36		144	133,887
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	2.116%	(c)	11/25/34		11,935	10,408,057
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	1.956%	(c)	11/25/34		59	58,420
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	2.316%	(c)	10/25/33		228	225,508
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	1.516%	(c)	08/25/35		219	210,242
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	1.702%	(c)	10/25/35		240	226,722
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	1.480%	(c)	01/25/36		372	348,558
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	1.567%	(c)	07/25/36		404	369,170
Citigroup Mortgage Loan Trust, Series 2010-3, Class 4A1, 144A	2.910%	(c)	02/25/36		328	327,810
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.136%	(c)	11/20/34		124	124,742
CSMC Trust, Series 2015-2R, Class 3A1, 144A	1.234%	(c)	04/27/36		7,225	6,742,903
CSMC Trust, Series 2015-2R, Class 7A1, 144A	2.705%	(c)	08/27/36		5,682	5,774,186
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A(g)	6.007%	(c)	04/15/36		33,788	9,276,941
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.466%	(c)	10/25/23		9,970	11,716,405
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	5.616%	(c)	01/25/24		18,640	21,330,880
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	3.816%	(c)	05/25/24		16,420	17,357,208
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26		2,735	223,252
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27		2,931	258,662
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41		2,164	371,893
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39		2,136	487,098
Fannie Mae REMICS, Series 2004-38, Class FK	1.566%	(c)	05/25/34		584	582,633

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae REMICS, Series 2010-27, Class AS, IO	5.264%	(c)	04/25/40	1,621	$326,684
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	329	340,940
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,725,989
Fannie Mae REMICS, Series 2010-150, Class SK, IO	5.314%	(c)	01/25/41	1,508	273,131
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	37,155	38,859,051
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	101	104,574
Fannie Mae REMICS, Series 2011-99, Class KS, IO	5.484%	(c)	10/25/26	1,996	266,064
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	323	354,306
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,457	1,643,115
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	588	672,454
Fannie Mae REMICS, Series 2012-70, Class YS, IO	5.434%	(c)	02/25/41	250	33,365
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	150	137,301
Fannie Mae REMICS, Series 2012-74, Class SA, IO	5.434%	(c)	03/25/42	1,729	285,740
Fannie Mae REMICS, Series 2012-75, Class AO, PO	2.589%	(s)	03/25/42	226	205,952
Fannie Mae REMICS, Series 2012-75, Class NS, IO	5.384%	(c)	07/25/42	125	24,524
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,718	358,812
Fannie Mae REMICS, Series 2012-133, Class CS, IO	4.934%	(c)	12/25/42	799	166,269
Fannie Mae REMICS, Series 2012-134, Class MS, IO	4.934%	(c)	12/25/42	1,104	241,289
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,862	2,109,812
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	4,714	5,258,910
Fannie Mae REMICS, Series 2013-9, Class SA, IO	4.934%	(c)	03/25/42	7,294	1,024,657
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	3,003	253,414
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	11,550	1,234,871
Fannie Mae REMICS, Series 2013-126, Class CS, IO	4.934%	(c)	09/25/41	5,989	707,775
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.605%	(c)	08/25/55	3,270	178,034
Fannie Mae REMICS, Series 2015-56, Class AS, IO	4.934%	(c)	08/25/45	997	226,856
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	2,617	2,943,583
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	5,189	5,676,449
Freddie Mac REMICS, Series 3242, Class SC, IO	5.131%	(c)	11/15/36	535	92,980
Freddie Mac REMICS, Series 3368, Class AI, IO	4.871%	(c)	09/15/37	1,377	232,424
Freddie Mac REMICS, Series 3621, Class SB, IO	5.071%	(c)	01/15/40	277	44,800
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,078	2,229,791
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	9,660	10,139,886
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	8,687	9,701,149
Freddie Mac REMICS, Series 3947, Class SG, IO	4.791%	(c)	10/15/41	5,724	922,136

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Freddie Mac REMICS, Series 4054, Class SA, IO	4.891%	(c)	08/15/39	1,299	$212,431
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	1,308	134,785
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,674	217,114
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	6,461	658,244
Freddie Mac REMICS, Series 4174, Class SA, IO	5.041%	(c)	05/15/39	1,337	174,082
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	4,288	670,054
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,767	2,533,216
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	8,415	848,322
Freddie Mac REMICS, Series 4415, Class IO, IO	1.853%	(c)	04/15/41	2,767	149,334
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,295	130,919
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	3.216%	(c)	12/25/28	7,340	7,523,333
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.466%	(c)	07/25/29	16,650	17,368,557
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	5.288%	(c)	03/20/39	343	24,701
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	5.268%	(c)	04/20/40	244	44,160
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	5.338%	(c)	06/20/40	3,867	828,631
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	5.438%	(c)	01/20/40	388	50,216
Government National Mortgage Assoc., Series 2010-H02, Class FA	1.724%	(c)	02/20/60	5,272	5,297,254
Government National Mortgage Assoc., Series 2010-H11, Class FA	2.044%	(c)	06/20/60	6,732	6,835,733
Government National Mortgage Assoc., Series 2010-H20, Class AF	1.323%	(c)	10/20/60	11,909	11,824,229
Government National Mortgage Assoc., Series 2010-H24, Class FA	1.343%	(c)	10/20/60	10,586	10,513,452
Government National Mortgage Assoc., Series 2010-H26, Class LF	1.343%	(c)	08/20/58	732	725,337
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	4.838%	(c)	03/20/42	2,949	513,619
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	5.428%	(c)	04/16/42	1,577	357,880
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	2,553	223,759
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	4.928%	(c)	08/16/42	1,469	267,186
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	5.028%	(c)	10/16/42	2,272	422,298
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,817	343,415
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	4.978%	(c)	06/16/43	2,534	319,469
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	1.224%	(c)	10/25/45	207	179,460
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	1.446%	(c)	04/25/36	154	143,853
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	1.616%	(c)	06/25/34	2,287	2,070,657
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	1.566%	(c)	03/25/35	1,107	977,795
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	282	281,421

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	1.969%	(c)	01/19/35	217	$172,866
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2	1.416%	(c)	10/25/36	1,124	1,062,472
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.275%	(c)	08/25/35	791	790,058
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,458	2,156,859
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	3.081%	(c)	04/21/34	740	760,820
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1	1.666%	(c)	09/25/34	787	752,530
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	3.010%	(c)	02/25/36	288	286,725
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.521%	(c)	07/25/34	604	595,449
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	1.916%	(c)	12/25/35	1,417	1,141,418
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A2, 144A	2.317%	(c)	05/10/19	710	708,003
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,173	2,125,849
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	2.094%	(c)	02/25/35	7,014	6,271,133
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.867%	(c)	06/25/36	831	699,650
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	131	113,010
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	1.666%	(c)	01/25/37	883	564,486
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.882%	(c)	12/26/35	310	311,040
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	1.616%	(c)	11/25/34	3,846	3,299,188
Residential Accredit Loans, Inc. Trust, Series 2005-QA1, Class M1	1.766%	(c)	01/25/35	6,882	6,110,740
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A2	1.576%	(c)	01/25/37	278	188,378
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,104	1,597,161
SACO I Trust, Series 2007-VA1, Class A, 144A	8.998%	(c)	06/25/21	828	843,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	1.586%	(c)	07/25/34	471	458,338
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	1.516%	(c)	09/25/34	392	364,454
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	1.566%	(c)	03/25/35	2,436	2,145,981
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.426%	(c)	08/20/35	87	76,527
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	2.791%	(c)	09/25/33	223	226,385
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3	1.706%	(c)	10/25/45	3,850	3,696,191
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	2.862%	(c)	09/25/36	310	278,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.360%	(c)	04/25/36	90	82,389

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $300,473,957)					310,774,892

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,900	$11,855,375
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	8,509	8,522,607
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	3,538	3,539,545
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	2,146	2,149,717
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,574	1,574,541
Federal Home Loan Mortgage Corp.	3.500%		TBA	27,700	28,404,743
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	2,841	2,928,267
Federal Home Loan Mortgage Corp.	3.500%		11/01/42	59	60,806
Federal Home Loan Mortgage Corp.	3.500%		03/01/43	3,333	3,436,228
Federal Home Loan Mortgage Corp.	3.500%		02/01/44	1,255	1,293,753
Federal Home Loan Mortgage Corp.	4.000%		TBA	7,400	7,767,773
Federal Home Loan Mortgage Corp.	4.000%		03/01/42	1,634	1,725,623
Federal Home Loan Mortgage Corp.	4.000%		10/01/42	4,470	4,739,036
Federal Home Loan Mortgage Corp.	4.000%		04/01/43	1,838	1,948,575
Federal Home Loan Mortgage Corp.	4.000%		05/01/43	137	146,572
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	219	232,387
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	155	166,059
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	139	148,741
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	132	140,155
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	116	123,267
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	762	815,372
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	745	795,488
Federal Home Loan Mortgage Corp.	4.000%		08/01/43	1,037	1,100,474
Federal Home Loan Mortgage Corp.	4.000%		03/01/44	2,148	2,261,182
Federal Home Loan Mortgage Corp.	4.000%		07/01/44	692	728,031
Federal Home Loan Mortgage Corp.	4.000%		02/01/45	2,023	2,128,850
Federal Home Loan Mortgage Corp.	4.000%		05/01/45	393	413,767
Federal Home Loan Mortgage Corp.	4.000%		01/01/46	2,439	2,566,579
Federal Home Loan Mortgage Corp.	4.000%		03/01/46	2,050	2,157,557
Federal Home Loan Mortgage Corp.	4.000%		05/01/46	2,454	2,582,958
Federal Home Loan Mortgage Corp.	4.000%		07/01/46	2,167	2,281,276
Federal Home Loan Mortgage Corp.	4.000%		07/01/47	19,800	20,839,650
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	2,341	2,538,717
Federal Home Loan Mortgage Corp.	4.500%		03/01/44	2,447	2,671,528
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	6,474	7,073,117
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,624	1,774,362
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,546	1,693,100
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,200	1,300,814
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,107	1,198,194
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,091	1,179,935
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,043	1,133,803
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	695	746,927
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	348	373,490
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	545	597,018
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	375	412,104
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	1,044	1,162,464
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	451	505,664
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	1,125	1,244,215
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	369	417,499
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	392	440,272
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,135,036
Federal National Mortgage Assoc.	2.500%		01/01/28	1,747	1,767,682
Federal National Mortgage Assoc.	2.500%		02/01/28	799	808,847
Federal National Mortgage Assoc.	2.500%		10/01/42	1,883	1,824,364
Federal National Mortgage Assoc.	2.589%	(s)	10/09/19	18,560	17,804,181
Federal National Mortgage Assoc.	3.000%		TBA	12,300	12,264,394
Federal National Mortgage Assoc.	3.000%		TBA	1,600	1,640,375
Federal National Mortgage Assoc.	3.000%		09/01/42	10,716	10,792,157
Federal National Mortgage Assoc.	3.000%		09/01/42	5,113	5,134,896

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	12/01/42	78	$78,283
Federal National Mortgage Assoc.	3.000%	12/01/42	66	65,834
Federal National Mortgage Assoc.	3.000%	01/01/43	1,143	1,145,074
Federal National Mortgage Assoc.	3.000%	01/01/43	874	875,465
Federal National Mortgage Assoc.	3.000%	01/01/43	386	386,690
Federal National Mortgage Assoc.	3.000%	01/01/43	178	178,647
Federal National Mortgage Assoc.	3.000%	01/01/43	140	140,509
Federal National Mortgage Assoc.	3.000%	01/01/43	69	69,492
Federal National Mortgage Assoc.	3.000%	01/01/43	55	55,193
Federal National Mortgage Assoc.	3.000%	02/01/43	149	149,523
Federal National Mortgage Assoc.	3.000%	11/01/46	9,861	9,854,775
Federal National Mortgage Assoc.	3.000%	12/01/46	3,398	3,406,208
Federal National Mortgage Assoc.	3.000%	01/01/47	6,870	6,881,612
Federal National Mortgage Assoc.	3.000%	01/01/47	2,160	2,163,055
Federal National Mortgage Assoc.	3.000%	02/01/47	7,775	7,793,657
Federal National Mortgage Assoc.	3.500%	TBA	30,000	30,760,280
Federal National Mortgage Assoc.	3.500%	09/01/42	1,739	1,795,279
Federal National Mortgage Assoc.	3.500%	01/01/43	8,375	8,633,777
Federal National Mortgage Assoc.	3.500%	04/01/43	3,522	3,637,368
Federal National Mortgage Assoc.	3.500%	12/01/45	9,232	9,487,734
Federal National Mortgage Assoc.	3.500%	12/01/45	1,349	1,391,563
Federal National Mortgage Assoc.	3.500%	01/01/46	1,369	1,413,656
Federal National Mortgage Assoc.	3.500%	01/01/46	1,335	1,377,764
Federal National Mortgage Assoc.	4.000%	04/01/42	202	213,275
Federal National Mortgage Assoc.	4.000%	10/01/42	2,310	2,447,732
Federal National Mortgage Assoc.	4.000%	11/01/42	4,144	4,392,305
Federal National Mortgage Assoc.	4.000%	12/01/42	1,630	1,719,802
Federal National Mortgage Assoc.	4.000%	12/01/42	258	277,833
Federal National Mortgage Assoc.	4.000%	12/01/42	174	187,418
Federal National Mortgage Assoc.	4.000%	04/01/43	266	283,310
Federal National Mortgage Assoc.	4.000%	06/01/43	830	878,603
Federal National Mortgage Assoc.	4.000%	06/01/43	662	704,782
Federal National Mortgage Assoc.	4.000%	06/01/43	377	399,571
Federal National Mortgage Assoc.	4.000%	06/01/43	340	360,974
Federal National Mortgage Assoc.	4.000%	06/01/43	319	339,694
Federal National Mortgage Assoc.	4.000%	06/01/43	284	303,068
Federal National Mortgage Assoc.	4.000%	06/01/43	253	268,923
Federal National Mortgage Assoc.	4.000%	06/01/43	198	210,246
Federal National Mortgage Assoc.	4.000%	06/01/43	193	205,621
Federal National Mortgage Assoc.	4.000%	06/01/43	145	153,902
Federal National Mortgage Assoc.	4.000%	06/01/43	136	143,895
Federal National Mortgage Assoc.	4.000%	06/01/43	115	121,926
Federal National Mortgage Assoc.	4.000%	06/01/43	74	78,500
Federal National Mortgage Assoc.	4.000%	06/01/43	58	61,463
Federal National Mortgage Assoc.	4.000%	07/01/43	1,170	1,241,138
Federal National Mortgage Assoc.	4.000%	07/01/43	972	1,034,659
Federal National Mortgage Assoc.	4.000%	07/01/43	721	762,746
Federal National Mortgage Assoc.	4.000%	07/01/43	69	73,657
Federal National Mortgage Assoc.	4.000%	01/01/45	2,358	2,503,462
Federal National Mortgage Assoc.	4.000%	04/01/47	7,627	8,060,491
Federal National Mortgage Assoc.	4.000%	02/01/56	14,555	15,461,127
Federal National Mortgage Assoc.	4.000%	TBA	17,900	18,785,560
Federal National Mortgage Assoc.	4.500%	04/01/31	610	655,395
Federal National Mortgage Assoc.	4.500%	05/01/31	1,937	2,082,566
Federal National Mortgage Assoc.	4.500%	06/01/31	659	708,441
Federal National Mortgage Assoc.	4.500%	11/01/31	826	887,799
Federal National Mortgage Assoc.	4.500%	12/01/31	966	1,038,220
Federal National Mortgage Assoc.	4.500%	12/01/31	203	218,060
Federal National Mortgage Assoc.	4.500%	12/01/39	5	5,015

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	09/01/41	769	$832,371
Federal National Mortgage Assoc.	4.500%	10/01/41	1,135	1,226,931
Federal National Mortgage Assoc.	4.500%	10/01/41	453	487,366
Federal National Mortgage Assoc.	4.500%	10/01/41	296	320,158
Federal National Mortgage Assoc.	4.500%	09/01/42	121	130,313
Federal National Mortgage Assoc.	4.500%	09/01/43	1,093	1,180,022
Federal National Mortgage Assoc.	4.500%	09/01/43	140	150,102
Federal National Mortgage Assoc.	4.500%	09/01/43	93	100,011
Federal National Mortgage Assoc.	4.500%	10/01/43	1,001	1,075,810
Federal National Mortgage Assoc.	4.500%	10/01/43	993	1,071,611
Federal National Mortgage Assoc.	4.500%	10/01/43	224	240,846
Federal National Mortgage Assoc.	4.500%	10/01/43	165	177,474
Federal National Mortgage Assoc.	4.500%	10/01/43	74	79,584
Federal National Mortgage Assoc.	4.500%	10/01/43	8	8,428
Federal National Mortgage Assoc.	4.500%	11/01/43	699	754,365
Federal National Mortgage Assoc.	4.500%	11/01/43	396	425,125
Federal National Mortgage Assoc.	4.500%	11/01/43	205	220,347
Federal National Mortgage Assoc.	4.500%	12/01/43	830	896,321
Federal National Mortgage Assoc.	4.500%	12/01/43	626	671,708
Federal National Mortgage Assoc.	4.500%	12/01/43	15	16,458
Federal National Mortgage Assoc.	4.500%	01/01/44	3,578	3,908,577
Federal National Mortgage Assoc.	4.500%	01/01/44	597	653,209
Federal National Mortgage Assoc.	4.500%	01/01/44	585	631,537
Federal National Mortgage Assoc.	4.500%	01/01/44	480	524,832
Federal National Mortgage Assoc.	4.500%	01/01/44	464	499,121
Federal National Mortgage Assoc.	4.500%	02/01/44	1,900	2,077,318
Federal National Mortgage Assoc.	4.500%	02/01/44	990	1,081,180
Federal National Mortgage Assoc.	4.500%	02/01/44	406	435,967
Federal National Mortgage Assoc.	4.500%	02/01/44	310	332,946
Federal National Mortgage Assoc	4.500%	02/01/44	214	230,334
Federal National Mortgage Assoc.	4.500%	02/01/44	83	88,931
Federal National Mortgage Assoc.	4.500%	03/01/44	391	420,320
Federal National Mortgage Assoc.	4.500%	03/01/44	160	174,311
Federal National Mortgage Assoc.	4.500%	04/01/44	1,231	1,349,439
Federal National Mortgage Assoc.	4.500%	04/01/44	1,190	1,289,928
Federal National Mortgage Assoc.	4.500%	04/01/44	1,046	1,144,041
Federal National Mortgage Assoc.	4.500%	04/01/44	632	687,293
Federal National Mortgage Assoc.	4.500%	04/01/44	614	667,782
Federal National Mortgage Assoc.	4.500%	04/01/44	137	147,363
Federal National Mortgage Assoc.	4.500%	04/01/44	105	112,856
Federal National Mortgage Assoc.	4.500%	04/01/44	38	41,242
Federal National Mortgage Assoc.	4.500%	05/01/44	4,396	4,722,096
Federal National Mortgage Assoc.	4.500%	05/01/44	1,711	1,838,848
Federal National Mortgage Assoc.	4.500%	05/01/44	356	382,416
Federal National Mortgage Assoc.	4.500%	05/01/44	249	267,369
Federal National Mortgage Assoc.	4.500%	05/01/44	50	53,958
Federal National Mortgage Assoc.	4.500%	06/01/44	225	242,050
Federal National Mortgage Assoc.	4.500%	07/01/44	1,155	1,257,231
Federal National Mortgage Assoc.	4.500%	08/01/44	84	90,573
Federal National Mortgage Assoc.	4.500%	10/01/44	6,562	7,138,909
Federal National Mortgage Assoc.	4.500%	01/01/45	297	325,082
Federal National Mortgage Assoc.	4.500%	04/01/56	4,185	4,536,305
Federal National Mortgage Assoc.	5.000%	07/01/33	278	305,447
Federal National Mortgage Assoc.	5.000%	09/01/33	319	350,190
Federal National Mortgage Assoc.	5.000%	10/01/35	916	1,005,309
Federal National Mortgage Assoc.	5.000%	08/01/38	4,461	4,896,627
Federal National Mortgage Assoc.	5.000%	01/01/39	22	24,759
Federal National Mortgage Assoc.	5.000%	12/01/39	22	24,353
Federal National Mortgage Assoc.	5.000%	05/01/40	36	39,351

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.000%		05/01/40	35	$38,063
Federal National Mortgage Assoc.	5.000%		06/01/40	149	164,722
Federal National Mortgage Assoc.	5.000%		07/01/40	42	46,651
Federal National Mortgage Assoc.	5.000%		11/01/40	1,549	1,711,024
Federal National Mortgage Assoc.	5.000%		01/01/41	125	138,053
Federal National Mortgage Assoc.	5.000%		02/01/41	67	73,786
Federal National Mortgage Assoc.	5.000%		04/01/41	211	233,526
Federal National Mortgage Assoc.	5.000%		05/01/41	1,898	2,098,697
Federal National Mortgage Assoc.	5.000%		05/01/41	633	699,997
Federal National Mortgage Assoc.	5.000%		05/01/41	448	495,338
Federal National Mortgage Assoc.	5.000%		05/01/41	367	405,586
Federal National Mortgage Assoc.	5.000%		05/01/41	321	355,232
Federal National Mortgage Assoc.	5.000%		06/01/41	331	366,210
Federal National Mortgage Assoc.	5.000%		TBA	200	218,249
Federal National Mortgage Assoc.	5.500%		11/01/28	54	59,269
Federal National Mortgage Assoc.	5.500%		03/01/37	18	19,526
Federal National Mortgage Assoc.	5.500%		04/01/37	8	8,396
Federal National Mortgage Assoc.	5.500%		05/01/37	526	587,092
Federal National Mortgage Assoc.	5.500%		03/01/38	26	28,469
Federal National Mortgage Assoc.	5.500%		06/01/38	345	382,193
Federal National Mortgage Assoc.	5.500%		08/01/38	716	801,995
Federal National Mortgage Assoc.	5.500%		05/01/40	46	50,673
Federal National Mortgage Assoc.	5.500%		09/01/56	7,012	7,871,522
Federal National Mortgage Assoc.	6.000%		04/01/33	145	165,097
Federal National Mortgage Assoc.	6.000%		02/01/34	28	31,831
Federal National Mortgage Assoc.	6.000%		11/01/35	326	372,643
Federal National Mortgage Assoc.	6.000%		08/01/37	646	739,034
Federal National Mortgage Assoc.	6.000%		08/01/37	35	40,036
Federal National Mortgage Assoc.	6.000%		09/01/37	240	270,469
Federal National Mortgage Assoc.	6.500%		05/01/40	6,560	7,393,456
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	18,728,572
Federal National Mortgage Assoc.	7.000%		04/01/37	385	452,118
Federal National Mortgage Assoc.	7.000%		02/01/39	1,515	1,745,081
Federal National Mortgage Assoc.	7.000%		02/01/39	918	1,048,720
Financing Corp., Series 1P, Debs.	4.463%	(s)	05/11/18	1,670	1,649,325
Financing Corp., Series 12P, Debs.	3.540%	(s)	12/06/18	3,500	3,424,449
Financing Corp., Series E-P, Debs.	3.716%	(s)	11/02/18	5,800	5,684,499
Government National Mortgage Assoc.	2.679%	(c)	11/20/60	4,323	4,470,199
Government National Mortgage Assoc.	2.718%	(c)	07/20/60	3,413	3,552,601
Government National Mortgage Assoc.	2.749%	(c)	09/20/60	4,052	4,229,393
Government National Mortgage Assoc.	3.000%		TBA	57,600	58,096,109
Government National Mortgage Assoc.	3.383%	(c)	04/20/60	4,992	5,271,456
Government National Mortgage Assoc.	3.500%		03/20/47	7,633	7,914,786
Government National Mortgage Assoc.	3.500%		TBA	53,000	54,797,018
Government National Mortgage Assoc.	4.500%		01/20/40	1,072	1,156,555
Government National Mortgage Assoc.	4.500%		05/20/40	1,406	1,510,478
Government National Mortgage Assoc.	4.500%		09/20/40	23	24,238
Government National Mortgage Assoc.	4.500%		01/20/41	225	241,953
Government National Mortgage Assoc.	4.500%		07/20/41	1,592	1,711,142
Government National Mortgage Assoc.	5.000%		04/15/40	7,491	8,218,339
Government National Mortgage Assoc.	5.000%		05/15/40	417	457,084
Government National Mortgage Assoc.	5.000%		07/20/40	1,056	1,160,291
Government National Mortgage Assoc.	5.000%		07/20/40	111	121,891
Government National Mortgage Assoc.	5.000%		09/20/40	578	635,545
Government National Mortgage Assoc.	5.000%		11/20/40	434	476,162
Government National Mortgage Assoc.	5.500%		06/15/36	816	918,738
Government National Mortgage Assoc.	6.000%		08/20/40	76	86,578
Government National Mortgage Assoc.	6.000%		01/20/41	48	54,522
Government National Mortgage Assoc.	6.000%		04/20/41	7	7,575

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	6.000%	06/20/41	208	$232,213
Government National Mortgage Assoc.	6.000%	07/20/41	99	112,222
Government National Mortgage Assoc.	6.000%	12/20/41	52	59,315
Government National Mortgage Assoc.	6.000%	02/20/42	50	57,532
Government National Mortgage Assoc.	6.500%	10/20/37	725	847,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $631,579,165)				635,308,844

U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Bonds	2.500%	02/15/45	10,920	10,191,003
U.S. Treasury Bonds	2.500%	02/15/46	54,640	50,857,874
U.S. Treasury Bonds	2.875%	11/15/46	25,510	25,650,509
U.S. Treasury Bonds	3.000%	05/15/45	61,280	63,144,750
U.S. Treasury Bonds	3.000%	02/15/47	48,180	49,700,657
U.S. Treasury Bonds	3.000%	05/15/47	27,240	28,112,524
U.S. Treasury Bonds	3.375%	05/15/44	57,380	63,389,235
U.S. Treasury Bonds	3.750%	11/15/43	64,830	76,208,184
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	42,020	43,282,233
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/22	11,270	11,276,338
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	07/15/26	32,350	31,828,441
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/25	2,010	2,056,781
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	5,100	5,250,462
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	2,980	2,929,121
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	3,910	5,500,941
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,320	3,236,176
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,840	17,495,942
U.S. Treasury Notes	0.625%	11/30/17	1,200	1,197,524
U.S. Treasury Notes	1.125%	06/30/21	1,980	1,932,434
U.S. Treasury Notes	1.375%	09/30/20	500	496,289
U.S. Treasury Notes	1.375%	10/31/20	3,690	3,659,731
U.S. Treasury Notes	1.375%	01/31/21	1,270	1,256,704
U.S. Treasury Notes	1.375%	09/30/23	3,640	3,493,406
U.S. Treasury Notes	1.500%	08/31/18	1,970	1,974,464
U.S. Treasury Notes	1.500%	02/28/23	3,120	3,037,370
U.S. Treasury Notes(a)	1.750%	05/31/22	9,000	8,947,269
U.S. Treasury Notes	1.750%	06/30/22	22,830	22,681,970
U.S. Treasury Notes	2.000%	05/31/24	1,600	1,587,125
U.S. Treasury Notes	2.125%	03/31/24	35,220	35,246,133
U.S. Treasury Notes	2.125%	05/15/25	25,100	24,942,146
U.S. Treasury Notes	2.250%	11/15/25	13,950	13,953,264
U.S. Treasury Notes	2.375%	05/15/27	2,380	2,395,061
U.S. Treasury Notes	2.625%	11/15/20	11,530	11,900,217

TOTAL U.S. TREASURY OBLIGATIONS (cost $624,979,195)				628,812,278

			Shares
PREFERRED STOCK — 0.0%
Diversified Financial Services
Citigroup Capital XIII, 7.542% (cost $918,183)			34,700	901,506

TOTAL LONG-TERM INVESTMENTS (cost $3,027,642,659)				3,059,816,424

SHORT-TERM INVESTMENTS — 4.8%

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

		Shares	Value
AFFILIATED MUTUAL FUNDS — 4.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		89,628,149	$89,628,149
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $50,980,383; includes $50,936,625 of cash collateral for securities on loan)(b)(w)		50,970,391	50,975,488

TOTAL AFFILIATED MUTUAL FUNDS (cost $140,608,532)			140,603,637

		Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.0%
5 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $118.50		125	8,789
expiring 08/25/17, Strike Price $118.75		134	18,844
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $125.75		102	41,438
expiring 07/21/17, Strike Price $126.00		105	31,172
expiring 07/21/17, Strike Price $126.50		104	16,249
expiring 07/21/17, Strike Price $127.00		257	24,094
expiring 07/21/17, Strike Price $127.50		51	2,391
20 Year U.S. Treasury Bonds Futures, expiring 07/21/17, Strike Price $155.00		30	20,625
expiring 07/21/17, Strike Price $155.50		30	14,531
expiring 07/21/17, Strike Price $156.00		48	19,499
Canadian Dollar Futures, expiring 07/07/17, Strike Price 74.50		32	87,679
expiring 08/04/17, Strike Price 74.50		24	67,199
Euro Futures, expiring 07/07/17, Strike Price 1.13		2,375	63,649
expiring 07/07/17, Strike Price 1.13		3,000	50,999

			467,158

Put Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price $112.00		9,794	153,031
10 Year Euro-Bund Futures, expiring 07/21/17, Strike Price 163.00	EUR	46	77,232
expiring 07/21/17, Strike Price 164.50	EUR	22	68,095
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $126.00		334	255,719
expiring 07/21/17, Strike Price $126.50		60	69,375
20 Year U.S. Treasury Bonds Futures, expiring 07/21/17, Strike Price $154.00		15	18,984
expiring 07/21/17, Strike Price $156.50		59	182,531
Australian Dollar Futures, expiring 07/07/17, Strike Price 75.00		48	1,439
Japanese Yen Futures, expiring 07/07/17, Strike Price 90.00		35	36,049
expiring 07/07/17, Strike Price 91.00		148	286,149
expiring 08/04/17, Strike Price 91.00		143	316,349

			1,464,953

TOTAL OPTIONS PURCHASED (cost $1,305,250)			1,932,111

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

			Value
TOTAL SHORT-TERM INVESTMENTS (cost $141,913,782)			$142,535,748

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.9% (cost $3,169,556,441)			3,202,352,172

OPTIONS WRITTEN* — 0.0%
Call Options
5 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $118.25		31	(3,875)
expiring 07/21/17, Strike Price $118.75		122	(4,766)
expiring 08/25/17, Strike Price $119.75		31	(969)
10 Year U.S. Treasury Notes Futures, expiring 08/25/17, Strike Price $126.50		87	(36,703)
expiring 08/25/17, Strike Price $127.00		119	(33,469)
expiring 08/25/17, Strike Price $128.00		61	(8,578)
expiring 08/25/17, Strike Price $129.00		2	(125)
20 Year U.S. Treasury Bonds Futures, expiring 07/21/17, Strike Price $157.00		148	(32,375)
expiring 08/25/17, Strike Price $157.00		307	(225,453)
expiring 07/21/17, Strike Price $158.00		29	(4,078)
expiring 08/25/17, Strike Price $158.00		14	(7,219)
expiring 07/21/17, Strike Price $159.00		59	(5,531)
expiring 07/21/17, Strike Price $160.00		24	(1,501)
Euro Futures, expiring 08/04/17, Strike Price 1.13		6,000	(120,001)
Japanese Yen Futures, expiring 07/07/17, Strike Price 90.00		140	(18,201)

			(502,844)

Put Options
5 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $118.00		154	(58,953)
10 Year Euro-Bund Futures, expiring 07/21/17, Strike Price 162.00	EUR	22	(22,112)
expiring 08/25/17, Strike Price 162.00	EUR	2	(3,107)
expiring 07/21/17, Strike Price 163.50	EUR	22	(46,485)
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $124.00		182	(25,594)
expiring 07/21/17, Strike Price $125.50		75	(39,844)
20 Year U.S. Treasury Bonds Futures, expiring 08/25/17, Strike Price $151.00		45	(43,594)
expiring 07/21/17, Strike Price $152.00		66	(39,188)
expiring 07/21/17, Strike Price $155.00		96	(184,501)
expiring 07/21/17, Strike Price $155.50		29	(66,609)
Euro Futures, expiring 08/04/17, Strike Price 1.11		3,000	(1,201)
Japanese Yen Futures, expiring 07/07/17, Strike Price 88.00		61	(3,675)
expiring 07/07/17, Strike Price 89.00		13	(4,251)

			(539,114)

TOTAL OPTIONS WRITTEN (premiums received $1,033,906)			(1,041,958)

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.9% (cost $3,168,522,535)	$3,201,310,214
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.9)%	(205,796,814)

NET ASSETS — 100.0%	$2,995,513,400

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $19,147,620 and 0.6% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,966,970; cash collateral of $50,936,625 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $31,612,533 is 1.1% of net assets.

(p)	Interest rate not available as of June 30, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
402	90 Day Euro Dollar	Mar. 2018	$98,860,350	$98,932,200	$71,850
1,407	90 Day Euro Dollar	Dec. 2018	344,568,500	345,418,500	850,000
708	2 Year U.S. Treasury Notes	Sep. 2017	153,178,894	153,005,438	(173,456)
41	5 Year Euro-Bobl	Sep. 2017	6,230,258	6,167,280	(62,978)
15,106	5 Year U.S.Treasury Notes	Sep. 2017	1,785,013,929	1,780,029,679	(4,984,250)
4	10 Year U.K. Gilt	Sep. 2017	665,243	654,198	(11,045)
164	10 Year U.S. Treasury Notes	Sep. 2017	20,652,734	20,587,125	(65,609)
528	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	87,563,189	87,582,000	18,811
9	British Pound Currency	Sep. 2017	727,650	733,781	6,131
1,195	Canadian Dollar Currency	Sep. 2017	89,094,610	92,301,800	3,207,190
562	Euro Currency	Sep. 2017	79,605,962	80,555,675	949,713
605	Euro-BTP Italian Government Bond	Sep. 2017	92,473,080	93,382,027	908,947
1,253	Mexican Peso	Sep. 2017	33,762,085	34,137,985	375,900

					1,091,204

Short Positions:
1,106	90 Day Euro Dollar	Sep. 2017	272,768,413	272,753,425	14,988
2,002	90 Day Euro Dollar	Dec. 2017	493,347,763	493,117,625	230,138
249	90 Day Euro Dollar	Jun. 2018	61,262,563	61,232,213	30,350
233	90 Day Euro Dollar	Sep. 2018	57,191,400	57,253,925	(62,525)
1,053	90 Day Euro Dollar	Dec. 2019	256,877,413	257,866,538	(989,125)
1,361	10 Year Euro-Bund	Sep. 2017	255,767,766	251,621,936	4,145,830
71	10 Year Japanese Bonds	Sep. 2017	95,098,022	94,757,146	340,876
828	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	111,651,645	111,624,750	26,895
1,172	20 Year U.S. Treasury Bonds	Sep. 2017	181,060,457	180,121,750	938,707
25	30 Year Euro Buxl	Sep. 2017	4,743,655	4,669,118	74,537
269	Australian Dollar Currency	Sep. 2017	20,187,286	20,645,750	(458,464)
1,556	Japanese Yen Currency	Sep. 2017	178,335,988	173,299,500	5,036,488

					9,328,695

					$10,419,899

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cash and foreign currency of $21,893,618 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/20/17	Barclays Capital Group	BRL	98,380	$29,549,755	$29,559,521	$9,766
Expiring 07/20/17	Barclays Capital Group	BRL	3,941	1,183,762	1,184,153	391
British Pound,
Expiring 07/20/17	Barclays Capital Group	GBP	12,883	16,135,489	16,790,857	655,368
Canadian Dollar,
Expiring 07/20/17	Barclays Capital Group	CAD	15,125	11,354,713	11,668,159	313,446
Chinese Renminbi,
Expiring 07/20/17	Barclays Capital Group	CNH	284,476	41,828,547	41,887,982	59,435
Expiring 07/20/17	Citigroup Global Markets	CNH	219,476	32,188,357	32,317,037	128,680
Euro,
Expiring 07/20/17	Barclays Capital Group	EUR	5,500	6,039,528	6,288,900	249,372
Indian Rupee,
Expiring 07/20/17	Barclays Capital Group	INR	1,592,350	24,448,795	24,566,037	117,242
Indonesian Rupiah,
Expiring 07/20/17	Barclays Capital Group	IDR	317,076,770	23,682,770	23,734,179	51,409
Japanese Yen,
Expiring 07/20/17	Barclays Capital Group	JPY	6,068,014	55,578,068	53,999,449	(1,578,619)

				$241,989,784	$241,996,274	6,490

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Chinese Renminbi,
Expiring 07/20/17	Barclays Capital Group	CNH	284,476	$40,837,776	$41,887,982	$(1,050,206)
Expiring 07/20/17	Barclays Capital Group	CNH	219,476	31,691,957	32,317,037	(625,080)
Expiring 10/19/17	Barclays Capital Group	CNH	284,476	41,529,336	41,615,403	(86,067)
Expiring 10/19/17	Citigroup Global Markets	CNH	219,476	31,977,316	32,106,739	(129,423)
Euro,
Expiring 07/20/17	Barclays Capital Group	EUR	30,310	32,303,585	34,657,532	(2,353,947)
Expiring 07/20/17	BNP Paribas	EUR	2,900	3,275,318	3,315,966	(40,648)
Mexican Peso,
Expiring 07/20/17	Barclays Capital Group	MXN	610,673	32,295,379	33,530,849	(1,235,470)
New Taiwanese Dollar,
Expiring 07/20/17	Barclays Capital Group	TWD	970,800	31,892,247	31,934,910	(42,663)

				$245,802,914	$251,366,418	(5,563,504)

						$(5,557,014)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000%	108,360	$(7,727,109)	$(7,627,358)	$99,751

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.27	12/20/21	1.000%	51,060	$824,379	$1,070,148	$245,769

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2) (continued):
CDX.NA.IG.28	06/20/22	1.000%	122,330	$2,133,755	$2,314,888	$181,133

				$2,958,134	$3,385,036	$426,902

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY 2,200,700	05/09/46	0.641%	6 Month JPY LIBOR(1)	$—	$966,513	$966,513
46,910	03/29/19	1.596%	3 Month LIBOR(2)	—	209,968	209,968
72,840	10/17/19	1.138%	3 Month LIBOR(2)	—	(849,384)	(849,384)
76,600	06/14/20	1.671%	3 Month LIBOR(2)	(22,076)	(126,590)	(104,514)
49,060	06/13/21	1.185%	3 Month LIBOR(2)	—	(1,248,350)	(1,248,350)
7,950	03/31/22	2.054%	3 Month LIBOR(2)	—	85,007	85,007
128,800	08/31/22	1.897%	3 Month LIBOR(1)	—	(264,016)	(264,016)
158,348	11/30/22	1.900%	3 Month LIBOR(1)	58,808	661,299	602,491
121,088	05/15/23	1.267%	3 Month LIBOR(1)	47,167	5,153,372	5,106,205
48,940	06/13/26	1.580%	3 Month LIBOR(1)	6,912	2,652,822	2,645,910
36,000	11/15/43	2.474%	3 Month LIBOR(1)	(140,875)	712,576	853,451

				$(50,064)	$7,953,217	$8,003,281

Cash and foreign currency of $9,290,841 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared credit default and interest rate swaps contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,418,742	$—
Home Equity Loans	—	10,994,082	—
Manufactured Housing	—	7,709,678	825,238
Other	—	5,023,716	—
Residential Mortgage-Backed Securities	—	16,058,012	—
Small Business Loan	—	4,842,410	—
Student Loans	—	23,423,774	13,916,850
Bank Loans	—	109,872,513	—
Commercial Mortgage-Backed Securities	—	166,699,602	4,405,532
Corporate Bonds	—	931,701,631	—
Foreign Government Bonds	—	180,127,124	—
Residential Mortgage-Backed Securities	—	310,774,892	—
U.S. Government Agency Obligations	—	635,308,844	—
U.S. Treasury Obligations	—	628,812,278	—
Preferred Stock	901,506	—	—
Affilated Mutual Funds	140,603,637	—	—
Options Purchased	1,932,111	—	—
Options Written	(1,041,958)	—	—
Other Financial Instruments*
Futures Contracts	10,419,899	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,557,014)	—
Centrally Cleared Credit Default Swap Agreements	—	526,653	—
Centrally Cleared Interest Rate Swap Agreements	—	8,003,281	—

Total	$152,815,195	$3,042,740,218	$19,147,620

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Government Agency Obligations	21.2%
U.S. Treasury Obligations	21.0
Residential Mortgage-Backed Securities	10.9
Banks	9.4
Foreign Government Bonds	6.0
Commercial Mortgage-Backed Securities	5.7
Affiliated Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	4.7
Oil & Gas	3.5
Media	1.8
Telecommunications	1.8
Diversified Financial Services	1.4
Electric	1.4
Mining	1.3

Student Loans	1.2%
Beverages	1.1
Retail	1.0
Software	0.9
Pharmaceuticals	0.8
Pipelines	0.7
Healthcare-Services	0.7
Agriculture	0.7
Foods	0.7
Miscellaneous Manufacturing	0.6
Computers	0.5
Healthcare-Products	0.5
Insurance	0.5
Aerospace & Defense	0.5
Auto Manufacturers	0.4
Home Equity Loans	0.4
Real Estate Investment Trusts (REITs)	0.4
Biotechnology	0.3
Manufactured Housing	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Collateralized Loan Obligations	0.3%
Hotels, Restaurants & Leisure	0.3
Auto Parts & Equipment	0.2
Chemicals	0.2
Oil & Gas Services	0.2
Packaging & Containers	0.2
Containers & Packaging	0.2
Energy	0.2
Commercial Services	0.2
Health Care Providers & Services	0.2
Other	0.2
Iron/Steel	0.2
Specialty Retail	0.2
Lodging	0.2
Airlines	0.2
Small Business Loan	0.1
Housewares	0.1
Distribution/Wholesale	0.1
Transportation	0.1
Consulting Services	0.1
Internet	0.1
Food & Staples Retailing	0.1
Home Builders	0.1
Healthcare & Pharmaceutical	0.1

Textiles	0.1%
Environmental Control	0.1
Leisure Time	0.1
Air Freight & Logistics	0.1
Options Purchased	0.1
Consumer Cyclical — Services	0.0	*
Semiconductors	0.0	*
Diversified Machinery	0.0	*
Trucking & Leasing	0.0	*
Commercial Services & Supplies	0.0	*
Forest Products & Paper	0.0	*
Household Products/Wares	0.0	*
Entertainment	0.0	*
Options Purchased	0.0	*
Engineering & Construction	0.0	*
Oil, Gas and Consumable Fuels	0.0	*

	106.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(6.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$526,653	*	—	$—
Foreign exchange contracts	Due from/to broker-variation margin futures	9,575,422	*	Due from/to broker-variation margin futures	458,464	*
Foreign exchange contracts	Unaffiliated investments	909,512		Options written outstanding, at value	147,329
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,585,109		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,142,123
Interest rate contracts	Due from/to broker-variation margin futures	7,651,929	*	Due from/to broker-variation margin futures	6,348,988	*
Interest rate contracts	Due from/to broker-variation margin swaps	10,469,545	*	Due from/to broker-variation margin swaps	2,466,264	*
Interest rate contracts	Unaffiliated investments	1,022,599		Options written outstanding, at value	894,629

Total		$31,740,769			$17,457,797

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,298,157)	$(1,298,157)
Foreign exchange contracts	(2,100,657)	3,987,977	(1,377,542)	755,334	—	1,265,112
Interest rate contracts	(3,943,077)	8,213,405	5,426,351	—	(1,714,800)	7,981,879

Total	$(6,043,734)	$12,201,382	$4,048,809	$755,334	$(3,012,957)	$7,948,834

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$825,770	$825,770
Foreign exchange contracts	(453,424)	(245,572)	9,516,559	(4,647,070)	—	4,170,493
Interest rate contracts	129,248	139,757	6,170,570	—	(1,476,012)	4,963,563

Total	$(324,176)	$(105,815)	$15,687,129	$(4,647,070)	$(650,242)	$9,959,826

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Interest Rate Swap Agreements(4)
$1,264,534	$14,371,131	$2,884,235,889	$1,740,092,636	$203,458,455	$253,053,810	$59,796,867	$83,326,667	$672,570,334

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$49,966,970	$(49,966,970)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Barclays Capital Group	$1,456,429	$(1,456,429)	$—	$—
BNP Paribas	—	—	—	—
Citigroup Global Markets	$128,680	$(128,680)	$—	$—

	$1,585,109

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Barclays Capital Group	$(6,972,052)	$1,456,429	$680,000	$(4,835,623)
BNP Paribas	(40,648)	—	—	(40,648)
Citigroup Global Markets	(129,423)	128,680	—	(743)

	$(7,142,123)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $49,966,970:
Unaffiliated investments (cost $3,028,947,909)	$3,061,748,535
Affiliated investments (cost $140,608,532)	140,603,637
Cash	220,309
Foreign currency, at value (cost $20,915,047)	21,142,959
Deposit with broker for futures	21,893,618
Receivable for investments sold	325,445,531
Dividends and interest receivable	21,137,459
Deposit with broker for centrally cleared swaps	9,290,841
Receivable for fund share sold	2,270,673
Unrealized appreciation on OTC forward foreign currency contracts	1,585,109
Due from broker-variation margin swaps	882,398
Cash segregated for counterparty—OTC	680,000
Tax reclaim receivable	626,968
Receivable from manager	30,492
Prepaid expenses	3,455

Total Assets	3,607,561,984

LIABILITIES:
Payable for investments purchased	551,713,313
Payable to broker for collateral for securities on loan	50,936,625
Unrealized depreciation on OTC forward foreign currency contracts	7,142,123
Options written outstanding, at value (premiums received $1,033,906)	1,041,958
Management fees payable	454,028
Due to broker-variation margin futures	372,603
Accrued expenses and other liabilities	281,965
Distribution fee payable	82,277
Payable for fund share repurchased	23,327
Affiliated transfer agent fee payable	365

Total Liabilities	612,048,584

NET ASSETS	$2,995,513,400

Net assets were comprised of:
Paid-in capital	$2,248,970,624
Retained earnings	746,542,776

Net assets, June 30, 2017	$2,995,513,400

Net asset value and redemption price per share, $2,995,513,400 / 237,770,810 outstanding shares of beneficial interest	$12.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$54,870,599
Unaffiliated dividend income	1,950,901
Affiliated dividend income	519,392
Income from securities lending, net (including affiliated income of $117,231)	135,096

57,475,988

EXPENSES
Management fees	7,362,354
Distribution fee	3,624,622
Custodian and accounting fees	258,000
Audit fee	25,000
Trustees’ fees	18,000
Legal fees and expenses	8,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	33,741

Total expenses	11,340,717
Less: management fee waivers and/or expense reimbursement	(579,940)

Net expenses	10,760,777

NET INVESTMENT INCOME (LOSS)	46,715,211

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(176))	(14,897,691)
Futures transactions	4,048,809
Options written transactions	12,201,382
Swap agreements transactions	(3,012,957)
Foreign currency transactions	(6,690,409)

(8,350,866)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,045))	81,788,599
Futures	15,687,129
Options written	(105,815)
Swap agreements	(650,242)
Foreign currencies	(3,359,814)

93,359,857

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	85,008,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,724,202

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$46,715,211	$98,173,979
Net realized gain (loss) on investment and foreign currency transactions	(8,350,866)	33,412,732
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	93,359,857	19,104,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,724,202	150,691,252

FUND SHARE TRANSACTIONS:
Fund share sold [13,165,911 and 50,313,458 shares, respectively]	161,745,644	597,909,808
Fund share repurchased [28,889,330 and 90,027,581 shares, respectively]	(351,688,789)	(1,053,628,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(189,943,145)	(455,718,283)

CAPITAL CONTRIBUTIONS	—	74,215

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,218,943)	(304,952,816)
NET ASSETS:
Beginning of period	3,053,732,343	3,358,685,159

End of period	$2,995,513,400	$3,053,732,343

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.2% FOREIGN BONDS — 42.9%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Argentina — 2.4%
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A	7.500%	06/01/27	440	$473,057
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	760	793,106
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.125%	06/10/21	220	231,191
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.450%	09/01/24	210	218,014
Provincia de Neuquen Argentina, Sr. Unsec’d. Notes, 144A	7.500%	04/27/25	430	440,750

				2,156,118

Brazil — 6.0%
Marfrig Holdings Europe BV, Gtd. Notes, 144A	8.000%	06/08/23	280	284,256
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	340	320,620
Petrobras Global Finance BV, Gtd. Notes(a)	5.375%	01/27/21	710	721,857
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	1,320	1,095,270
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	402,316
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	1,090	965,250
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	200	211,600
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	400	414,000
Suzano Trading Ltd., Gtd. Notes	5.875%	01/23/21	240	254,400
Ultrapar International SA, Gtd. Notes, 144A	5.250%	10/06/26	310	309,535
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	396	424,710

				5,403,814

Chile — 1.0%
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	371	373,149
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	344,653
Inversiones CMPC SA, Gtd. Notes	4.500%	04/25/22	146	152,510

				870,312

China — 4.8%
Avi Funding Co. Ltd., Sr. Unsec’d. Notes, MTN, 144A	2.850%	09/16/20	540	539,512
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	630	651,327
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes	4.500%	10/03/23	490	524,391
CRCC Yuxiang Ltd.	3.500%	05/16/23	300	302,550
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%	10/17/23	220	234,295
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	1,170	1,244,152
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	220	221,189
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes	3.700%	06/10/25	200	203,710
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	418,343

				4,339,469

Colombia — 0.9%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	370	385,263

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Colombia (continued)
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		09/18/23	400	$437,400

					822,663

Costa Rica — 0.4%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%		04/25/21	390	408,057

Indonesia — 2.8%
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25	460	467,958
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%		10/01/24	260	277,225
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%		05/03/42	458	494,412
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%		05/20/23	500	517,804
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	822,950

					2,580,349

Ireland — 0.4%
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.250%		08/15/22	130	135,892
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.500%		02/15/24	250	261,125

					397,017

Kazakhstan — 2.0%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A	5.750%		04/19/47	410	387,122
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	4.400%		04/30/23	280	282,156
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	5.750%		04/30/43	1,190	1,150,373

					1,819,651

Malaysia — 0.6%
Gohl Capital Ltd., Gtd. Notes	4.250%		01/24/27	260	269,406
Petronas Capital Ltd., Gtd. Notes	5.250%		08/12/19	269	285,991

					555,397

Mexico — 7.0%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A	7.625%	(c)	12/31/49	460	476,008
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%		10/14/25	395	408,825
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	(c)	08/11/26	720	718,200
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	212,250
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	430	454,188
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	230,345
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	5.500%		10/31/46	830	840,375
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22	1,044	1,075,539
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	1,230	1,245,867
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	656,812

					6,318,409

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Morocco — 0.4%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	360	$362,772

Peru — 2.9%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(c)	09/22/29	130	141,050
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%		01/31/23	450	455,400
Orazul Energy Egenor S en C por A, Gtd. Notes, 144A	5.625%		04/28/27	240	234,600
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%		06/19/32	1,100	1,091,750
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	49,527
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	185,177
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	470	487,625

					2,645,129

Russia — 7.6%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	470	497,025
Lukoil International Finance BV, Gtd. Notes	6.656%		06/07/22	426	478,100
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	5.298%		12/27/17	400	405,012
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	7.750%		05/29/18	630	657,850
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%		10/16/23	2,130	2,461,206
Russian Foreign Bond, Sr. Unsec’d. Notes	5.625%		04/04/42	1,200	1,299,000
Russian Foreign Bond, Sr. Unsec’d. Notes, 144A	4.875%		09/16/23	1,000	1,072,484

					6,870,677

Singapore — 0.4%
Puma International Financing SA, Gtd. Notes, 144A	6.750%		02/01/21	360	371,627

South Africa — 0.5%
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%		07/06/27	200	200,500
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25	230	245,985

					446,485

Turkey — 1.9%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	350	355,467
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19	260	269,849
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/29/21	690	691,725
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	5.125%		05/03/22	450	451,472

					1,768,513

Venezuela — 0.9%
Petroleos de Venezuela SA, Gtd. Notes	9.000%		11/17/21	1,630	794,625

TOTAL FOREIGN BONDS (cost $37,950,980)					38,931,084

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN ISSUES — 54.0%	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	4,890	$295,600
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	12,410	790,646
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%	(c)	12/31/38		2,440	1,595,760
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		490	486,325
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		760	818,900
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%		09/30/20		300	314,333
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/23	BRL	2,840	844,230
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23		1,280	1,185,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	2.625%		03/15/23		1,000	975,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%		06/15/45		2,000	2,012,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%		04/04/44		360	374,400
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, 144A	6.625%		07/14/20		180	198,450
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		340	375,700
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%		01/27/25		420	433,650
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		400	426,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%		06/20/24		650	607,749
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.750%		03/28/22		480	512,399
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%		12/13/26		200	199,740
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%		03/24/20		687	721,350
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%		06/11/25		350	342,125
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	6.125%		01/31/22		630	643,545
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%		01/31/27		200	212,400
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%		01/18/27		600	541,500
Georgia Government International Bond (Georgia), Unsec’d. Notes	6.875%		04/12/21		360	400,572
Ghana Government International Bond (Ghana), Bank Gtd. Notes, 144A	10.750%		10/14/30		310	383,811
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	7.875%		08/07/23		300	305,987
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	9.250%		09/15/22		250	269,503
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.375%		06/05/27		200	198,500
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%		05/03/26		320	323,389

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%		03/15/24	230	$254,438
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, 144A	6.250%		01/19/27	1,700	1,755,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	5.750%		11/22/23	1,018	1,164,026
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	1,200	1,367,798
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%		04/15/23	1,290	1,295,289
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		04/25/22	270	277,342
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%		04/15/43	220	221,953
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%		01/17/42	2,411	2,605,982
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes	5.750%	(c)	12/31/32	193	185,280
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%		06/15/33	410	393,600
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%		04/28/28	290	328,860
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%		03/15/39	220	259,600
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%		01/31/27	310	308,140
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	6.125%		01/29/26	200	204,521
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes	3.875%		10/14/24	1,140	1,157,684
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27	260	265,616
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.600%		01/23/46	3,367	3,286,529
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%		07/12/23	140	144,025
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.875%		02/16/32	530	574,515
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250%		04/15/24	300	340,400
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	17	21,888
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%		04/15/26	300	316,875
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50	718	869,857
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%		03/30/19	228	249,660
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%		03/01/41	550	555,804
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37	730	866,269
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	830	921,300
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%		03/16/24	600	673,500
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875%		02/28/23	450	459,000

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN(a)	4.875%	01/22/24		670	$730,300
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	28,230	455,940
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		450	456,630
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		730	731,460
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		720	745,527
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19		400	414,531
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		420	419,331
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		1,510	1,416,365
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26		470	446,096
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		200	212,952
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		831	926,017
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		550	563,200
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	105,736
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	447,920
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	8,500	307,757
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.750%	10/13/19		1,722	873,915
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27		2,696	1,334,520
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		270	294,360

TOTAL SOVEREIGN ISSUES (cost $49,765,770)					48,996,722

				Shares
COMMON STOCK — 0.3%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $267,668)				7,641	201,808

TOTAL LONG-TERM INVESTMENTS (cost $87,984,418)					88,129,614

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
AFFILIATED MUTUAL FUNDS — 4.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		1,699,775	$1,699,775
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,459,000; includes $2,456,800 of cash collateral for securities on loan)(b)(w)		2,458,755	2,459,000

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,158,775)			4,158,775

	Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Call Option
Currency Option United States Dollar vs Brazilian Real, expiring 08/02/17, Strike Price 3.38 (cost $39,084)	JPMorgan Chase	2,900	29,497

TOTAL SHORT-TERM INVESTMENTS (cost $4,197,859)			4,188,272

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.8% (cost $92,182,277)			92,317,886

OPTION WRITTEN* — 0.0%
Put Option
Currency Option United States Dollar vs Brazilian Real,
expiring 08/02/17, Strike Price 3.08 (premiums received $27,484)	JPMorgan Chase	2,900	(586)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.8% (cost $92,154,793)			92,317,300
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (1.8)%			(1,597,768)

NET ASSETS — 100.0%			$90,719,532

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,392,739; cash collateral of $2,456,800 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
8	10 Year U.S. Treasury Notes	Sep. 2017	$1,006,656	$1,004,250	$(2,406)

Cash of $12,999 has been segregated with Goldman Sachs Co. to cover requirements for open futures contracts as of June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 07/17/17	JPMorgan Chase	INR	33,054	$505,757	$510,152	$4,395
Indonesian Rupiah,
Expiring 09/15/17	Bank of America	IDR	12,186,961	908,864	905,847	(3,017)
Polish Zloty,
Expiring 09/15/17	Barclays Capital Group	PLN	3,973	1,066,545	1,071,858	5,313

				$2,481,166	$2,487,857	6,691

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Polish Zloty,
Expiring 09/15/17	Barclays Capital Group	PLN	3,973	$1,031,725	$1,071,858	$(40,133)
Saudi Arabian Riyal,
Expiring 07/17/17	Bank of America	SAR	12,403	3,297,793	3,306,741	(8,948)

				$4,329,518	$4,378,599	(49,081)

						$(42,390)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate and/or sovereign issues—Buy Protection(1):
Republic of Korea	06/20/22	1.000%	3,500	0.572%	$(65,218)	$(100,334)	$35,116	Barclays Capital Group

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$2,156,118	$—
Brazil	—	5,403,814	—
Chile	—	870,312	—
China	—	4,339,469	—
Colombia	—	822,663	—
Costa Rica	—	408,057	—
Indonesia	—	2,580,349	—
Ireland	—	397,017	—
Kazakhstan	—	1,819,651	—
Malaysia	—	555,397	—
Mexico	—	6,318,409	—
Morocco	—	362,772	—
Peru	—	2,645,129	—
Russia	—	6,870,677	—
Singapore	—	371,627	—
South Africa	—	446,485	—
Turkey	—	1,768,513	—
Venezuela	—	794,625	—
Sovereign Issues	—	48,996,722	—
Common Stock	—	201,808	—
Affiliated Mutual Funds	4,158,775	—	—
Option Purchased	—	29,497	—
Option Written	—	(586)	—
Other Financial Instruments*
Futures Contracts	(2,406)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(42,390)	—
OTC Credit Default Swap Agreement	—	(65,218)	—

Total	$4,156,369	$88,050,917	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Sovereign Issues	54.0%
Foreign Bonds	42.9
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	4.6

Common Stock	0.3%
Option Purchased	0.0 *

101.8
Option Written	(0.0)*
Liabilities in excess of other assets	(1.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Premiums received for OTC swap agreements	$100,334
Credit contracts	Unrealized appreciation on OTC swap agreements	35,116	—	—
Foreign exchange contracts	Unaffiliated investments	29,497	Options written outstanding, at value	586
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,708	Unrealized depreciation on OTC forward foreign currency exchange contracts	52,098
Interest rate contracts	—	—	Due from/to broker — variation margin futures	2,406	*

Total		$74,321		$155,424

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$(15,888)	$(15,888)
Foreign exchange contracts	(99,036)	—	(6,408)	—	(105,444)
Interest rate contracts	—	(38,169)	—	—	(38,169)

Total	$(99,036)	$(38,169)	$(6,408)	$(15,888)	$(159,501)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$27,746	$27,746
Foreign exchange contracts	89,062	26,898	—	(86,873)	—	29,087
Interest rate contracts	—	—	(9,836)	—	—	(9,836)

Total	$89,062	$26,898	$(9,836)	$(86,873)	$27,746	$46,997

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Credit Default Swap Agreements- Buy Protection(4)
$46,040	$966,667	$335,552	$1,328,143	$2,142,868	$4,028,484	$3,500,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross amounts of recognized assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$2,392,739	$(2,392,739)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	40,429	(40,429)	—	—
JPMorgan Chase	33,892	(586)	(28,911)	4,395

	$74,321

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(11,965)	$—	$—	$(11,965)
Barclays Capital Group	(140,467)	40,429	80,000	(20,038)
JPMorgan Chase	(586)	586	—	—

	$(153,018)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $2,392,739:
Unaffiliated investments (cost $88,023,502)	$88,159,111
Affiliated investments (cost $4,158,775)	4,158,775
Foreign currency, at value (cost $160,712)	154,438
Deposit with broker for futures	12,999
Interest receivable	1,398,997
Receivable for fund share sold	82,315
Cash segregated for counterparty—OTC	80,000
Unrealized appreciation on OTC swap agreements	35,116
Unrealized appreciation on OTC forward foreign currency contracts	9,708
Receivable from manager	1,353
Prepaid expenses	191

Total Assets	94,093,003

LIABILITIES:
Payable to broker for collateral for securities on loan	2,456,800
Payable for investments purchased	660,000
Premiums received for OTC swap agreements	100,334
Accrued expenses and other liabilities	66,270
Unrealized depreciation on OTC forward foreign currency contracts	52,098
Management fees payable	32,214
Distribution fee payable	2,492
Due to broker-variation margin futures	2,250
Options written outstanding, at value (premiums received $27,484)	586
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	62

Total Liabilities	3,373,471

NET ASSETS	$90,719,532

Net assets were comprised of:
Paid-in capital	$85,205,322
Retained earnings	5,514,210

Net assets, June 30, 2017	$90,719,532

Net asset value and redemption price per share, $90,719,532 / 8,192,685 outstanding shares of beneficial interest	$11.07

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$2,928,723
Affiliated dividend income	14,877
Income from securities lending, net (including affiliated income of $430)	2,908

2,946,508

EXPENSES
Management fees	330,902
Distribution fee	121,210
Custodian and accounting fees	41,000
Audit fee	23,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	6,591

Total expenses	539,703
Less: management fee waivers and/or expense reimbursement	(24,242)

Net expenses	515,461

NET INVESTMENT INCOME (LOSS)	2,431,047

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,430,580)
Futures transactions	(38,169)
Swap agreements transactions	(15,888)
Foreign currency transactions	94,587

(1,390,050)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11)	5,636,433
Futures	(9,836)
Options written	26,898
Swap agreements	27,746
Foreign currencies	(102,844)

5,578,397

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	4,188,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,619,394

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,431,047	$7,971,203
Net realized gain (loss) on investment and foreign currency transactions	(1,390,050)	(5,091,633)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,578,397	12,595,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,619,394	15,474,876

FUND SHARE TRANSACTIONS:
Fund share sold [466,366 and 1,493,904 shares, respectively]	5,072,222	15,247,090
Fund share repurchased [7,899,851 and 1,661,453 shares, respectively]	(83,975,392)	(16,595,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(78,903,170)	(1,348,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,283,776)	14,126,024
NET ASSETS:
Beginning of period	163,003,308	148,877,284

End of period	$90,719,532	$163,003,308

SEE NOTES TO FINANCIAL STATEMENTS.

A320

Glossary:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi (offshore)
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

NYSE	New York Stock Exchange
OTC	Over-the-counter

Index:

CDX	Credit Derivative Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A321

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 21 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Bond Portfolio 2017 (“Bond Portfolio 2017”) AST Bond Portfolio 2018 (“Bond Portfolio 2018”) AST Bond Portfolio 2019 (“Bond Portfolio 2019”) AST Bond Portfolio 2020 (“Bond Portfolio 2020”)	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income, (formerly, Prudential Fixed Income), which is a business unit of PGIM, Inc.
AST Bond Portfolio 2021
(“Bond Portfolio 2021”)
AST Bond Portfolio 2022
(“Bond Portfolio 2022”)
AST Bond Portfolio 2023
(“Bond Portfolio 2023”)
AST Bond Portfolio 2024
(“Bond Portfolio 2024”)
AST Bond Portfolio 2025
(“Bond Portfolio 2025”)
AST Bond Portfolio 2026
(“Bond Portfolio 2026”)
AST Bond Portfolio 2027
(“Bond Portfolio 2027”)
AST Bond Portfolio 2028
(“Bond Portfolio 2028”)

AST Global Real Estate Portfolio (“Global Real Estate”)	Capital appreciation and income.	PGIM Real Estate Investors (formerly, Prudential Real Estate Investors), which is a business unit of PGIM, Inc.

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income / J.P. Morgan Investment Management, Inc.

B1

	Objective	Subadviser(s)
AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

AST Lord Abbett Core Fixed Income Portfolio (“Lord Abbett Core Fixed Income”)	Income and capital appreciation to produce a high total return.	Lord Abbett & Co., LLC

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital.	PGIM Fixed Income

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	Quantitative Management Associates, LLC (“QMA”)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM” Investments) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”) with the exception of Bond Portfolio 2026, Bond Portfolio 2027 and Bond Portfolio 2028, for which PGIM Investments is the sole Investment Manager. Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options,

B2

that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B3

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty

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risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on

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a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately

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for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

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Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for

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rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2017, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver
Bond Portfolio 2017*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%

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	Management Fees	Effective Management Fees, Net of Waiver
Bond Portfolio 2018*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2019*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.40%
Bond Portfolio 2020*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2021*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2022*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2023*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.37%
Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.00%#
Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.00%#
Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.00%#
Global Real Estate	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.57%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Lord Abbett Core Fixed Income	0.5300% first $300 million; 0.5200% on next $200 million; 0.4850% on next $250 million; 0.4750% on next $250 million; 0.4500% on next $2.25 billion; 0.4400% on next $2.75 billion; 0.4100% on next $4 billion; 0.3900% in excess of $10 billion	0.46%

B11

	Management Fees	Effective Management Fees, Net of Waiver
Prudential Core Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.4875% on next $250 million; 0.4775% on next $250 million; 0.4525% on next $2.25 billion; 0.4425% on next $2.75 billion; 0.4125% on next of $4 billion; 0.3925% in excess of $10 billion	0.47%
QMA US Equity Alpha	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.82%
Quantitative Modeling(1)	0.25%	0.25%
Western Asset Core Plus Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.47%
Western Asset Emerging Markets Debt	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.63%

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017

Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027 and Bond Portfolio 2028

	contractually limit expenses to 0.93% through June 30, 2017	contractually limit expenses to 0.93% through June 30, 2018
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2017	contractually limit expenses to 0.99% through June 30, 2018
Lord Abbett Core Fixed Income	contractually waive 0.018% through June 30, 2017	N/A
Western Asset Core Plus Bond	contractually waive 0.04% through June 30, 2017	contractually waive 0.032% through June 30, 2018
Western Asset Emerging Markets Debt	contractually waive 0.05% through June 30, 2017	contractually waive 0.05% through June 30, 2018

*	Management fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust.
#	The management fee waiver and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
(1)	Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

B12

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver:
Up to and including $300 million	0.25	% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Bond Portfolio 2017	$645
Bond Portfolio 2018	1,120

B13

Amount
Bond Portfolio 2019	$2
Bond Portfolio 2020	1,331
Bond Portfolio 2021	2,551
Bond Portfolio 2022	1,212
Bond Portfolio 2025	19
Bond Portfolio 2026	1,300
Bond Portfolio 2027	2,126
Global Real Estate	7,545
High Yield	86,872
Investment Grade Bond	55,117
Lord Abbett Core Fixed Income	54,298
Prudential Core Bond	12,190
Western Asset Core Plus Bond	45,315
Western Asset Emerging Markets Debt	579

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended June 30, 2017 no such transactions were entered into by the Portfolios.

The following Portfolio was reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolio’s status as partnership for tax purposes.

	2016 Withholding Tax	2017 Withholding Tax
Global Real Estate	$71,011	$20,805

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2017	$6,089,728	$23,986,143
Bond Portfolio 2018	7,626,882	17,473,095
Bond Portfolio 2019	5,216,006	8,119,432
Bond Portfolio 2020	13,157,409	19,835,667
Bond Portfolio 2021	11,306,658	23,874,353
Bond Portfolio 2022	15,723,260	20,539,159
Bond Portfolio 2023	4,468,903	4,921,149
Bond Portfolio 2024	2,558,067	1,205,754
Bond Portfolio 2025	1,304,324	6,758,208
Bond Portfolio 2026	31,998,765	29,477,147

B14

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2027	$47,834,776	$30,460,816
Bond Portfolio 2028	2,941,858	165,892
Global Real Estate	146,412,371	170,197,934
High Yield	313,551,396	296,513,014
Investment Grade Bond	380,039,435	1,105,647,343
Lord Abbett Core Fixed Income	2,477,601,267	2,730,505,933
Prudential Core Bond	2,025,921,591	2,305,045,685
QMA US Equity Alpha	517,575,044	532,061,518
Quantitative Modeling	155,565,988	123,585,839
Western Asset Core Plus Bond	2,225,195,923	2,282,760,035
Western Asset Emerging Markets Debt	17,234,959	87,616,224

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2017, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Quantitative Modeling
AB Global Bond	$26,749,503	$14,560,825		$—		$696,166	$—	$42,006,494	3,893,095	$—	$—
AQR Emerging Markets Equity	1,617,172	1,029,976	*	231,262		476,028	30,756	2,922,670	255,925	—	—
AQR Large-Cap	129,299,052	5,727,002		12,587,205		7,661,671	2,943,692	133,044,212	8,207,539	—	—
BlackRock Low Duration Bond	2,080,566	398,959		—		27,996	—	2,507,521	234,567	—	—
BlackRock / Loomis Sayles Bond	10,305,220	1,788,334		11,604		318,171	441	12,400,562	922,661	—	—
Boston Partners Large-Cap Value	19,793,250	485,999		20,090,428	*	(2,548,104)	2,359,283	—	—	—	—
ClearBridge Dividend Growth	57,541,225	2,682,734		1,054,665		4,557,221	199,892	63,926,407	3,970,584	—	—
Goldman Sachs Global Income	16,461,237	3,056,130		—		230,648	—	19,748,015	1,859,512	—	—
Goldman Sachs Large-Cap Value	19,827,656	9,853,379	*	1,378,419		1,846,626	240,611	30,389,853	1,019,110	—	—
Goldman Sachs Mid-Cap Growth	3,679,938	593,861		212,720		517,749	24,835	4,603,663	540,336	—	—
Goldman Sachs Small-Cap Value	2,609,581	—		—		49,307	—	2,658,888	123,268	—	—
Goldman Sachs Strategic Income	6,166,042	1,221,366		—		52,980	—	7,440,388	764,685	—	—
Government Money Market	4,851,002	999,355		—		—	—	5,850,357	5,850,357	4,022	—
High Yield	9,697,589	1,057,865		27,698		482,938	2,980	11,213,674	1,141,922	—	—
Hotchkis & Wiley Large-Cap Value	26,409,631	10,643,036		1,620,610		2,211,400	305,856	37,949,313	1,405,010	—	—
International Growth	62,594,763	4,219,371		9,933,409		10,790,932	801,978	68,473,635	4,344,774	—	—
International Value	63,850,602	3,908,509		5,815,043		8,178,616	40,552	70,163,236	3,577,931	—	—
Jennison Large-Cap Growth	24,924,672	4,188,228		3,532,384		3,708,072	424,347	29,712,935	1,108,278	—	—
Loomis Sayles Large-Cap Growth	41,602,393	6,553,435		3,346,139		6,474,921	939,609	52,224,219	1,180,475	—	—

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Lord Abbett Core Fixed Income	$20,630,829	$2,587,179	$6,257,841		$244,831	$155,775	$17,360,773	1,388,862	$—	$—
MFS Growth	33,218,158	4,248,348	12,560,930		2,753,107	2,060,249	29,718,932	1,400,515	—	—
MFS Large-Cap Value	39,656,063	4,988,822	2,755,386		3,120,338	492,189	45,502,026	2,435,869	—	—
Neuberger Berman / LSV Mid-Cap Value	2,041,741	296,917	121,562		97,961	25,487	2,340,544	72,039	—	—
Parametrics Emerging Markets Equity	1,416,636	80,080	134,391		178,199	13,189	1,553,713	170,738	—	—
Prudential Core Bond	55,659,517	8,332,994	6,404,613		1,625,763	309,165	59,522,826	4,943,756	—	—
QMA Emerging Markets Equity	1,011,777	29,705	1,036,462	*	(15,500)	10,480	—	—	—	—
QMA International Core Equity	31,620,198	1,978,112	3,474,273		4,303,194	181,476	34,608,707	2,952,961	—	—
QMA Large-Cap	129,145,108	7,223,861	13,136,622		6,483,459	3,023,088	132,738,894	8,079,056	—	—
Small-Cap Growth	12,930,433	1,125,139	1,669,908		1,072,711	192,763	13,651,138	344,204	—	—
Small-Cap Growth Opportunities	12,939,723	1,159,711	2,032,762		1,504,807	139,398	13,710,877	776,820	—	—
Small-Cap Value	24,535,119	7,545,238	5,241,090		(1,014,613)	1,153,046	26,977,700	1,008,889	—	—
T. Rowe Price Large-Cap Growth	19,010,657	16,447,507	2,760,083		4,232,288	461,891	37,392,260	1,243,094	—	—
T. Rowe Price Large-Cap Value	26,422,970	11,195,093	1,902,731		1,674,861	372,948	37,763,141	2,720,687	—	—
T. Rowe Price Natural Resources	6,362,801	535,806	6,791,164		(58,675)	(48,768)	—	—	—	—
WEDGE Capital Mid-Cap Value	2,043,955	273,292	152,901		170,988	26,491	2,361,825	99,111	—	—
Wellington Management Global Bond	32,924,799	16,090,865	—		445,156	—	49,460,820	4,715,045	—	—
Western Asset Core Plus Bond	37,137,365	5,220,048	4,200,873		1,436,428	246,802	39,839,770	3,161,887	—	—
Western Asset Emerging Markets Debt	1,516,696	133,745	5,500		94,362	694	1,739,997	157,181	—	—

	$1,020,285,639	$162,460,826	$130,480,678		$74,083,003	$17,131,195	$1,143,479,985		$4,022	$—

*	A portion of the amount represents merger activity of the underlying Portfolio during the reporting period.

Options written transactions, during the six months ended June 30, 2017, were as follows:

	AST Bond Portfolio 2017		AST Bond Portfolio 2018
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	152,000	17,817	194,000	26,837
Expired options	(44,000)	(6,322)	(44,000)	(6,322)
Closed options	(52,000)	(7,228)	(76,000)	(14,876)

Balance at end of period	56,000	$4,267	74,000	$5,639

B16

	AST Bond Portfolio 2019		AST Bond Portfolio 2020
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	89,000	13,137	174,000	26,000
Expired options	(21,000)	(3,007)	(42,000)	(6,013)
Closed options	(38,000)	(7,844)	(76,000)	(15,720)

Balance at end of period	30,000	$2,286	56,000	$4,267

	AST Bond Portfolio 2021		AST Bond Portfolio 2022
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	277,000	41,895	186,000	21,802
Expired options	(65,000)	(9,328)	(54,000)	(7,724)
Closed options	(126,000)	(26,013)	(64,000)	(8,896)

Balance at end of period	86,000	$6,554	68,000	$5,182

	AST Bond Portfolio 2023		AST Bond Portfolio 2024
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	78,000	11,736	22,000	2,349
Expired options	(18,000)	(2,591)	(6,000)	(879)
Closed options	(36,000)	(7,316)	(4,000)	(556)

Balance at end of period	24,000	$1,829	12,000	$914

	AST Bond Portfolio 2025		AST Bond Portfolio 2026
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	29,000	3,573	386,000	44,856
Expired options	(9,000)	(1,295)	(118,000)	(16,899)
Closed options	(12,000)	(1,668)	(120,000)	(16,679)

Balance at end of period	8,000	$610	148,000	$11,278

	AST Bond Portfolio 2027		AST Bond Portfolio 2028
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	453,000	52,624	4,000	430
Expired options	(139,000)	(19,905)	—	—
Closed options	(140,000)	(19,459)	(2,000)	(278)

Balance at end of period	174,000	$13,260	2,000	$152

	AST Investment Grade Bond Portfolio		AST Prudential Core Bond Portfolio
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	600,000,000	$2,130,000	—	$—
Written options	506,286,000	2,833,784	946,663,000	3,047,679
Expired options	(1,001,506,000)	(3,340,687)	(148,000)	(15,903)
Closed options	(102,994,000)	(1,486,995)	(1,395,000)	(176,476)

Balance at end of period	1,786,000	$136,102	945,120,000	$2,855,300

B17

	AST Western Asset Core Plus Bond Portfolio		AST Western Asset Emerging Markets Debt Portfolio
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	7,742,750	$4,016,305	—	$—
Written options	53,108,050	11,744,654	2,900,000	27,484
Expired options	(44,151,050)	(12,023,254)	—	—
Closed options	(5,759,000)	(2,703,799)	—	—

Balance at end of period	10,940,750	$1,033,906	2,900,000	$27,484

On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, on behalf of the High Yield Portfolio, PGIM, Inc. and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) have agreed to participate in the backstop commitment of $8,258,000 and $2,045,000, respectively, for the new bond offering. Under the commitment agreement, the Portfolio will be obligated to purchase all of the unsubscribed shares of the bond offering. The Portfolio has received backstop fees of $412,900 and $102,250 in conjunction with the PGIM, Inc. and J.P. Morgan commitments, respectively. The offering is expected to close by December 31, 2017.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The following Portfolios utilized the SCA during the six months ended June 30, 2017. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2017
Bond Portfolio 2017	$474,846	2.27%	13	$764,000	$—
Bond Portfolio 2020	483,500	2.28%	28	1,547,000	—
Bond Portfolio 2021	672,484	2.30%	31	1,953,000	—
Bond Portfolio 2022	609,348	2.23%	46	2,094,000	—
Bond Portfolio 2023	311,848	2.19%	33	2,088,000	—
Bond Portfolio 2025	278,960	2.18%	25	1,587,000	—

B18

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2017
Bond Portfolio 2026	$3,940,148	2.10%	27	$15,123,000	$—
Bond Portfolio 2027	4,039,375	2.14%	24	16,601,000	—
Investment Grade Bond	7,724,571	2.06%	7	34,430,000	—

8.	Revision to Certain Prior Year Information

Included in the Financial Highlights of each of the Bond Portfolios 2017 through 2024, Investment Grade Bond and Prudential Core Bond, are revisions to prior years “Interest Income” and “Realized/Unrealized gain/(loss) on Investments”. The revisions relate to adjusting the amounts previously presented for the effect of amortization of premium and accretion of discount on certain fixed income securities. The revision does not impact the results of operations or net assets and is not material to the financial statements taken as a whole.

9.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

10.	Ownership

As of June 30, 2017, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

11.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B19

Financial Highlights

(unaudited)

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.23		$12.09	$12.07	$11.90	$12.15		$11.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.10	0.10	0.13	0.09	(d)	0.06	(d)
Net realized and unrealized gain (loss) on investments	0.01		0.04	(0.08)	0.04	(0.34	)(e)	0.53	(e)

Total from investment operations	0.06		0.14	0.02	0.17	(0.25)		0.59

Less Distributions:	—		—	—	—	—		(0.05)

Net Asset Value, end of period	$12.29		$12.23	$12.09	$12.07	$11.90		$12.15

Total Return(a)	0.49%		1.16%	0.17%	1.43%	(2.06)%		5.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$90.4		$135.9	$114.9	$111.2	$161.8		$355.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.83%	0.89%	0.87%	0.80%		0.78%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(f)	0.83%	0.89%	0.87%	0.80%		0.79%
Net investment income (loss)	0.79	%(f)	0.82%	0.83%	1.09%	0.75	%(g)	0.53	%(g)
Portfolio turnover rate(h)	46	%(i)	204%	140%	136%	269%		422%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.12 and $0.08, respectively.

(e)	Revised for 2013 and 2012. Previously $(0.37) and $0.51, respectively.

(f)	Annualized.

(g)	Revised for 2013 and 2012. Previously 0.97% and 0.72%, respectively.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.64		$12.44	$12.34	$12.02	$12.41		$11.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.09	0.10	0.13	0.10	(d)	0.07	(d)
Net realized and unrealized gain (loss) on investments	0.01		0.11	— (e)	0.19	(0.49	)(f)	0.60	(f)

Total from investment operations	0.07		0.20	0.10	0.32	(0.39)		0.67

Less Distributions:	—		—	—	—	—		(0.11)

Net Asset Value, end of period	$12.71		$12.64	$12.44	$12.34	$12.02		$12.41

Total Return(a)	0.55%		1.61%	0.81%	2.66%	(3.14)%		5.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$127.5		$119.8	$141.2	$167.8	$248.7		$515.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(g)	0.84%	0.84%	0.83%	0.78%		0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(g)	0.84%	0.84%	0.83%	0.79%		0.78%
Net investment income (loss)	0.95	%(g)	0.70%	0.80%	1.09%	0.83	%(h)	0.55	%(h)
Portfolio turnover rate(i)	31	%(j)	151%	90%	111%	311%		417%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.12 and $0.09, respectively.

(e)	Less than $0.005 per share.

(f)	Revised for 2013 and 2012. Previously $(0.51) and $0.58, respectively.

(g)	Annualized.

(h)	Revised for 2013 and 2012. Previously 1.02% and 0.71%, respectively.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$10.53		$10.38	$10.27	$9.85	$10.35		$11.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.02	0.03	0.09	0.06	(d)	0.06	(d)
Net realized and unrealized gain (loss) on investments	0.06		0.13	0.08	0.33	(0.56	)(e)	0.56	(e)

Total from investment operations	0.09		0.15	0.11	0.42	(0.50)		0.62

Less Distributions:	—		—	—	—	—		(1.35)

Net Asset Value, end of period	$10.62		$10.53	$10.38	$10.27	$9.85		$10.35

Total Return(a)	0.85%		1.45%	1.07%	4.26%	(4.83)%		5.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.9		$59.6	$69.4	$74.3	$116.5		$199.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(f)	0.93%	0.96%	0.94%	0.84%		0.89%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(f)	0.96%	0.96%	0.94%	0.84%		0.89%
Net investment income (loss)	0.63	%(f)	0.22%	0.26%	0.86%	0.60	%(g)	0.55	%(g)
Portfolio turnover rate(h)	42	%(i)	193%	153%	153%	351%		552%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.08 and $0.07, respectively.

(e)	Revised for 2013 and 2012. Previously $(0.58) and $0.55, respectively.

(f)	Annualized.

(g)	Revised for 2013 and 2012. Previously 0.79% and 0.65%, respectively.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$6.78		$6.65	$6.55	$6.17	$6.60		$10.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.06	0.04	0.07	0.03	(d)	0.11	(d)
Net realized and unrealized gain (loss) on investments	0.05		0.07	0.06	0.31	(0.46	)(e)	0.43	(e)

Total from investment operations	0.09		0.13	0.10	0.38	(0.43)		0.54

Less Distributions:	—		—	—	—	—		(4.20)

Net Asset Value, end of period	$6.87		$6.78	$6.65	$6.55	$6.17		$6.60

Total Return(a)	1.33%		1.95%	1.53%	6.16%	(6.52)%		6.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$90.5		$120.4	$156.5	$163.7	$238.5		$3.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(f)	0.84%	0.85%	0.84%	0.85%		1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.88	%(f)	0.84%	0.85%	0.84%	0.85%		2.38%
Net investment income (loss)	1.12	%(f)	0.89%	0.54%	1.08%	0.47	%(g)	1.30	%(g)
Portfolio turnover rate(h)	24	%(i)	111%	157%	214%	415%		470%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.06 and $0.10, respectively.

(e)	Revised for 2013 and 2012. Previously $(0.49) and $0.44, respectively.

(f)	Annualized.

(g)	Revised for 2013 and 2012. Previously 0.94% and 1.17%, respectively.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$14.56		$14.27	$14.02	$13.01	$14.00		$13.47

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16	0.14	0.20	0.17	(d)	0.14	(d)
Net realized and unrealized gain (loss) on investments	0.13		0.13	0.11	0.81	(1.16	)(e)	0.77	(e)

Total from investment operations	0.23		0.29	0.25	1.01	(0.99)		0.91

Less Distributions:	—		—	—	—	—		(0.38)

Net Asset Value, end of period	$14.79		$14.56	$14.27	$14.02	$13.01		$14.00

Total Return(a)	1.58%		2.03%	1.78%	7.76%	(7.07)%		6.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$144.0		$205.7	$272.2	$268.0	$111.6		$381.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(f)	0.79%	0.80%	0.83%	0.82%		0.77%
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(f)	0.79%	0.80%	0.83%	0.82%		0.78%
Net investment income (loss)	1.32	%(f)	1.08%	0.97%	1.43%	1.26	%(g)	1.03	%(g)
Portfolio turnover rate(h)	19	%(i)	137%	169%	281%	341%		383%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.15 and $0.12, respectively.

(e)	Revised for 2013 and 2012. Previously $(1.14) and $0.79, respectively.

(f)	Annualized.

(g)	Revised for 2013 and 2012. Previously 1.13% and 0.91%, respectively.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014(c)	2013(c)		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.39		$13.15	$12.88	$11.67	$12.93		$12.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14	0.11	0.15	0.11	(d)	0.05	(d)
Net realized and unrealized gain (loss) on investments	0.14		0.10	0.16	1.06	(1.37	)(e)	0.67	(e)

Total from investment operations	0.22		0.24	0.27	1.21	(1.26)		0.72

Less Distributions:	—		—	—	—	—		(0.03)

Net Asset Value, end of period	$13.61		$13.39	$13.15	$12.88	$11.67		$12.93

Total Return(a)	1.64%		1.83%	2.10%	10.37%	(9.74)%		5.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$111.8		$175.6	$195.1	$78.3	$109.7		$452.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(f)	0.80%	0.85%	0.93%	0.81%		0.78%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(f)	0.80%	0.85%	0.93%	0.81%		0.78%
Net investment income (loss)	1.20	%(f)	0.98%	0.85%	1.22%	0.87	%(g)	0.44	%(g)
Portfolio turnover rate(h)	21	%(i)	186%	178%	325%	404%		420%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.15 and $0.08, respectively.

(e)	Revised for 2013 and 2012. Previously $(1.41) and $0.64, respectively.

(f)	Annualized.

(g)	Revised for 2013 and 2012. Previously 1.17% and 0.63%, respectively.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2017		Year Ended December 31,					January 3, 2012(c) through December 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.21		$11.01	$10.70	$9.51	$10.59		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.03	— (e)	0.12	0.08	(f)	(0.03	)(f)
Net realized and unrealized gain (loss) on investments	0.15		0.17	0.31	1.07	(1.16	)(g)	0.62	(g)

Total from investment operations	0.20		0.20	0.31	1.19	(1.08)		0.59

Net Asset Value, end of period	$11.41		$11.21	$11.01	$10.70	$9.51		$10.59

Total Return(a)	1.78%		1.82%	2.90%	12.51%	(10.20)%		5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41.9		$59.6	$37.3	$244.9	$586.6		$142.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.93%	0.91%	0.78%	0.77%		1.00	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(h)	1.07%	0.97%	0.79%	0.78%		1.07	%(h)
Net investment income (loss)	0.89	%(h)	0.27%	0.04%	1.18%	0.83	%(i)	(0.31	)%(h)(i)
Portfolio turnover rate(j)	25	%(k)	153%	323%	132%	434%		537	%(k)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Revised for 2013 and 2012. Previously $0.10 and $(0.02), respectively.

(g)	Revised for 2013 and 2012. Previously $(1.18) and $0.61, respectively.

(h)	Annualized.

(i)	Revised for 2013 and 2012. Previously 1.00% and (0.18)%, respectively.

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2017		Year Ended December 31,				January 2, 2013(c) through December 31, 2013
			2016		2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.70		$10.49		$10.21	$8.91	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.09		0.02	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.15		0.12		0.26	1.19	(1.16)

Total from investment operations	0.20		0.21		0.28	1.30	(1.09)

Capital Contributions(e)	—		—	(f)	—	—	—

Net Asset Value, end of period	$10.90		$10.70		$10.49	$10.21	$8.91

Total Return(a)	1.87%		2.00	%(g)	2.74%	14.59%	(10.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.0		$8.0		$13.1	$208.3	$259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.93%		0.93%	0.82%	0.82	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.56	%(h)	1.80%		1.05%	0.82%	0.82	%(h)
Net investment income (loss)	0.93	%(h)	0.80%		0.22%	1.14%	0.82	%(h)(i)
Portfolio turnover rate(j)	29	%(k)	119%		270%	165%	462	%(k)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Revised for 2013. Previously 1.10%.

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2017		Year Ended December 31,		January 2, 2014(c) through December 31, 2014
			2016	2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$12.03		$11.74	$11.51	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.15		0.15	0.09	1.40

Total from investment operations	0.22		0.29	0.23	1.51

Net Asset Value, end of period	$12.25		$12.03	$11.74	$11.51

Total Return(a)	1.83%		2.47%	2.00%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16.9		$33.0	$567.5	$106.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)	0.79%	0.77%	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.54	%(e)	0.79%	0.77%	1.11	%(e)
Net investment income (loss)	1.22	%(e)	1.08%	1.19%	1.04	%(e)
Portfolio turnover rate(f)	29	%(g)	131%	313%	325	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2026
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	January 2, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.33		$10.12	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.11	0.10
Net realized and unrealized gain (loss) on investments	0.15		0.10	0.02

Total from investment operations	0.22		0.21	0.12

Net Asset Value, end of period	$10.55		$10.33	$10.12

Total Return(a)	2.13%		2.08%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$248.2		$340.6	$115.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.79	%(e)	0.81%	0.89	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(e)	0.81%	0.91	%(e)
Net investment income (loss)	1.28	%(e)	0.99%	1.03	%(e)
Portfolio turnover rate(f)	33	%(g)	203%	283	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Bond Portfolio 2027
	Six Months Ended June 30, 2017		January 4, 2016(c) through December 31, 2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.06		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.08
Net realized and unrealized gain (loss) on investments	0.16		(0.02)

Total from investment operations	0.23		0.06

Net Asset Value, end of period	$10.29		$10.06

Total Return(a)	2.29%		0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$293.2		$399.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.77	%(e)	0.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.77	%(e)	0.84	%(e)
Net investment income (loss)	1.37	%(e)	0.77	%(e)
Portfolio turnover rate(f)	33	%(g)	175	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2028
	January 3, 2017(c) through June 30, 2017
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investments	0.14

Total from investment operations	0.19

Net Asset Value, end of period	$10.19

Total Return(a)	1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.18	%(e)
Net investment income (loss)	1.09	%(e)
Portfolio turnover rate(f)	91	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.30		$11.20		$11.21	$9.84	$9.43	$7.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.18		0.16	0.19	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.42		(0.10)		(0.17)	1.18	0.29	1.86

Total from investment operations	0.55		0.08		(0.01)	1.37	0.41	2.00

Less Distributions:	—		—		—	—	—	(0.14)

Capital Contributions(d)	—		0.02		—	—	—	—

Net Asset Value, end of period	$11.85		$11.30		$11.20	$11.21	$9.84	$9.43

Total Return(a)	4.87%		0.89	%(e)	(0.09)%	13.92%	4.35%	26.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$407.8		$415.9		$535.7	$654.4	$595.3	$548.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.15	%(f)	1.14%		1.14%	1.13%	1.14%	1.16%
Expenses Before Waivers and/or Expense Reimbursement	1.15	%(f)	1.14%		1.14%	1.13%	1.14%	1.17%
Net investment income (loss)	2.26	%(f)	1.61%		1.44%	1.62%	1.21%	1.66%
Portfolio turnover rate	37	%(g)	84%		69%	57%	41%	39%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.71%.

(f)	Annualized.

(g)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.37		$8.12		$8.42	$8.21	$7.66	$7.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.32		0.55		0.48	0.49	0.48	0.49
Net realized and unrealized gain (loss) on investments	0.13		0.70		(0.78)	(0.28)	0.07	0.46

Total from investment operations	0.45		1.25		(0.30)	0.21	0.55	0.95

Less Distributions:	—		—		—	—	—	(0.50)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$9.82		$9.37		$8.12	$8.42	$8.21	$7.66

Total Return(a)	4.80%		15.39	%(f)	(3.56)%	2.56%	7.18%	13.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,232.4		$1,192.2		$1,372.4	$1,169.9	$1,563.5	$1,605.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.86	%(g)	0.85%		0.85%	0.79%	0.76%	0.82%
Expenses Before Waivers and/or Expense Reimbursement	0.86	%(g)	0.85%		0.85%	0.86%	0.86%	0.88%
Net investment income (loss)	6.76	%(g)	6.30%		5.63%	5.74%	6.07%	6.47%
Portfolio turnover rate(h)	25	%(i)	47%		49%	52%	63%	64%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016		2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$7.19		$6.90		$6.82	$6.39	$6.60		$6.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14		0.16	0.21	0.18	(d)	0.11	(d)
Net realized and unrealized gain (loss) on investments	0.15		0.15		(0.08)	0.22	(0.39	)(e)	0.46	(e)

Total from investment operations	0.23		0.29		0.08	0.43	(0.21)		0.57

Less Distributions:	—		—		—	—	—		(0.09)

Capital Contributions(f)	—		—	(g)	—	—	—		—

Net Asset Value, end of period	$7.42		$7.19		$6.90	$6.82	$6.39		$6.60

Total Return(a)	3.20%		4.20	%(h)	1.17%	6.73%	(3.18)%		9.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,927.9		$5,109.5		$4,549.7	$1,418.2	$1,321.7		$5,565.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.71	%(i)	0.70%		0.71%	0.75%	0.74%		0.72%
Expenses Before Waivers and/or Expense Reimbursement	0.75	%(i)	0.74%		0.74%	0.78%	0.77%		0.76%
Net investment income (loss)	2.32	%(i)	1.95%		2.28%	3.13%	2.75	%(j)	1.75	%(j)
Portfolio turnover rate(k)	41	%(l)	551%		401%	281%	656%		914%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.19 and $0.13, respectively.

(e)	Revised for 2013 and 2012. Previously $(0.40) and $0.44, respectively.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Less than $0.005 per share.

(h)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)	Revised for 2013 and 2012. Previously 2.92% and 2.07%, respectively.

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Not annualized.

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.23		$11.92		$11.98	$11.27	$11.50	$11.30

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.21		0.20	0.19	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.16		0.10		(0.26)	0.52	(0.39)	0.52

Total from investment operations	0.27		0.31		(0.06)	0.71	(0.23)	0.66

Less Distributions:	—		—		—	—	—	(0.46)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$12.50		$12.23		$11.92	$11.98	$11.27	$11.50

Total Return(a)	2.21%		2.60	%(f)	(0.50)%	6.30%	(2.00)%	5.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,798.8		$2,029.3		$1,532.4	$2,348.7	$1,587.3	$2,545.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(g)	0.61%		0.59%	0.58%	0.65%	0.75%
Expenses Before Waivers and/or Expense Reimbursement	0.75	%(g)	0.86%		0.89%	0.89%	0.89%	0.92%
Net investment income (loss)	1.72	%(g)	1.69%		1.71%	1.61%	1.37%	1.39%
Portfolio turnover rate(h)	202	%(i)	518%		543%	550%	625%	580%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,
			2016		2015	2014	2013		2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$11.64		$11.17		$11.20	$10.56	$10.81		$10.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.28		0.25	0.24	0.22	(d)	0.20	(d)
Net realized and unrealized gain (loss) on investments	0.26		0.19		(0.28)	0.40	(0.47	)(e)	0.52	(e)

Total from investment operations	0.40		0.47		(0.03)	0.64	(0.25)		0.72

Less Distributions:	—		—		—	—	—		(0.05)

Capital Contributions(f)	—		—	(g)	—	—	—		—

Net Asset Value, end of period	$12.04		$11.64		$11.17	$11.20	$10.56		$10.81

Total Return(a)	3.44%		4.21	%(h)	(0.27)%	6.06%	(2.31)%		7.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,931.5		$3,139.3		$3,410.2	$3,994.4	$3,204.5		$3,869.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(i)	0.74%		0.74%	0.75%	0.75%		0.75%
Expenses Before Waivers and/or Expense Reimbursement	0.74	%(i)	0.76%		0.78%	0.78%	0.79%		0.82%
Net investment income (loss)	2.36	%(i)	2.37%		2.19%	2.23%	2.11	%(j)	1.99	%(j)
Portfolio turnover rate(k)	87	%(l)	172%		310%	327%	667%		532%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013 and 2012. Previously $0.26 and $0.24, respectively.

(e)	Revised for 2013 and 2012. Previously $(0.51) and $0.48, respectively.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Less than $0.005 per share.

(h)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)	Revised for 2013 and 2012. Previously 2.46% and 2.38%, respectively.

(k)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Not annualized.

	AST QMA US Equity Alpha Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)		2014(c)		2013(c)		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.99		$21.76		$21.11		$18.01		$13.60		$11.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.22		0.22		0.12		0.13		0.13
Net realized and unrealized gain (loss) on investments	1.73		3.00		0.43		2.98		4.28		2.03

Total from investment operations	1.78		3.22		0.65		3.10		4.41		2.16

Less Distributions:	—		—		—		—		—		(0.11)

Capital Contributions(d)	—		0.01		—		—		—		—

Net Asset Value, end of period	$26.77		$24.99		$21.76		$21.11		$18.01		$13.60

Total Return(a)	7.12%		14.84	%(e)	3.08%		17.21%		32.43%		18.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$673.8		$654.8		$582.7		$590.5		$479.8		$416.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.64	%(f)(g)	1.67	%(g)	1.54	%(g)	1.51	%(g)	1.60	%(g)	1.78	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.64	%(f)(g)	1.67	%(g)	1.54	%(g)	1.51	%(g)	1.60	%(g)	1.78	%(g)
Net investment income (loss)	0.39	%(f)	0.97%		1.01%		0.74%		0.84%		1.01%
Portfolio turnover rate	51	%(h)	94%		105%		103%		103%		137%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 14.79%.

(f)	Annualized.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.53% for the six months ended June 30, 2017 and 0.56%, 0.42%, 0.38%, 0.47% and 0.63% for the years December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.13		$13.29	$13.27	$12.46	$10.18	$9.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.04)	(0.03)	(0.05)	0.05
Net realized and unrealized gain (loss) on investments	1.23		0.88	0.06	0.84	2.33	1.13

Total from investment operations	1.21		0.84	0.02	0.81	2.28	1.18

Less Distributions:	—		—	—	—	—	— (d)

Net Asset Value, end of period	$15.34		$14.13	$13.29	$13.27	$12.46	$10.18

Total Return(a)	8.56%		6.32%	0.15%	6.50%	22.40%	13.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,147.6		$1,025.6	$893.8	$658.5	$430.0	$203.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.26	%(e)	0.26%	0.27%	0.28%	0.30%	0.31%
Expenses Before Waivers and/or Expense Reimbursement	0.26	%(e)	0.27%	0.27%	0.28%	0.30%	0.32%
Net investment income (loss)	(0.26	)%(e)	(0.26)%	(0.27)%	(0.28)%	(0.30)%	0.72%
Portfolio turnover rate	11	%(f)	64%	63%	22%	46%	81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.05		$11.45		$11.33	$10.56	$10.72	$10.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.38		0.34	0.32	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.35		0.22		(0.22)	0.45	(0.44)	0.53

Total from investment operations	0.55		0.60		0.12	0.77	(0.16)	0.81

Less Distributions:	—		—		—	—	—	(0.79)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$12.60		$12.05		$11.45	$11.33	$10.56	$10.72

Total Return(a)	4.56%		5.24	%(f)	1.06%	7.29%	(1.49)%	7.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,995.5		$3,053.7		$3,358.7	$3,797.8	$3,131.9	$2,856.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(g)	0.66%		0.58%	0.61%	0.72%	0.78%
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(g)	0.78%		0.78%	0.79%	0.79%	0.82%
Net investment income (loss)	3.22	%(g)	3.15%		2.95%	2.94%	2.60%	2.70%
Portfolio turnover rate(h)	107	%(i)	155%		170%	245%	284%	302%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,				August 20, 2012(c) through December 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.43		$9.43	$9.73	$9.60	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.51	0.44	0.49	0.42	0.13
Net realized and unrealized gain (loss) on investments	0.37		0.49	(0.74)	(0.36)	(1.27)	0.32

Total from investment operations	0.64		1.00	(0.30)	0.13	(0.85)	0.45

Net Asset Value, end of period	$11.07		$10.43	$9.43	$9.73	$9.60	$10.45

Total Return(a)	6.14%		10.60%	(3.08)%	1.35%	(8.13)%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$90.7		$163.0	$148.9	$421.1	$274.9	$293.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(e)	0.99%	0.99%	0.95%	0.96%	0.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(e)	1.04%	1.04%	1.00%	1.01%	1.01	%(e)
Net investment income (loss)	5.01	%(e)	4.94%	4.57%	4.88%	4.26%	3.49	%(e)
Portfolio turnover rate	18	%(f)	42%	51%	35%	35%	6	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]	PGIM Investments serves as the sole investment manager for the following portfolios: AST Bond Portfolio 2026, AST Bond Portfolio 2027, and AST Bond Portfolio 2028.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2028 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2018.

subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index over all periods.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2017 Index (Bloomberg Barclays 2017 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2017 Index, which appears in the Portfolio’s prospectus as a secondary benchmark, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the improved performance against peers and the appropriate benchmark, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the five-year period, although it underperformed its primary benchmark index over the one- and three-year periods.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2018 Index (Bloomberg Barclays 2018 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2018 Index, which appears in the Portfolio’s prospectus as a secondary benchmark, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2019 Index (Bloomberg Barclays 2019 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2019 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2020 Index (Bloomberg Barclays 2020 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2020 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2021 Index (Bloomberg Barclays 2021 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2021 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2022 Index (Bloomberg Barclays 2022 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its primary s benchmark index over the three-year period, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2023 Index (Bloomberg Barclays 2023 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the three-year period, although it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2024 Index (Bloomberg Barclays 2024 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its primary benchmark index over the one-year period.

•	The Board considered that the Portfolio also outperformed Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index over the one-year period.

•	The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2026 Index (Bloomberg Barclays 2026 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2026 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio commenced operations in January 2016, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance record. The Board determined that it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one- and ten-year periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.99% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Lord Abbett Core Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board accepted the Manager’s recommendation to allow the contractual 0.018% management fee waiver to expire as of June 30, 2017. The Board noted the Manager’s explanation that the Portfolio’s net total expenses would remain in the first quartile of the Peer Group after removal of the waiver, and further noted the Manager’s explanation that the Portfolio’s management fee schedule included breakpoints which would have the effect of reducing the Portfolio’s effective management fee as Portfolio assets increased.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: N/A*
Net Total Expenses: N/A*

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•	The Board accepted the Manager’s recommendation to continue the voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.04% to expire, and to replace it with a new contractual management fee waiver of 0.032% through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•	The Board further noted that the Manager had contractually agreed to waive 0.05% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST RCM World Trends Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A65
	AST BlackRock Global Strategies Portfolio	A69
	AST BlackRock/Loomis Sayles Bond Portfolio	A132
	AST BlackRock Low Duration Bond Portfolio	A215
	AST FI Pyramis® Quantitative Portfolio	A244
	AST Preservation Asset Allocation Portfolio	A290
	AST Prudential Growth Allocation Portfolio	A294
	AST RCM World Trends Portfolio	A349
	AST T. Rowe Price Asset Allocation Portfolio	A375
	Glossary	A432

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust Fund	3.0%
iShares Core U.S. Aggregate Bond Fund	1.9%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 01/15/23	1.1%
iShares MSCI EAFE Fund	1.1%
Amazon.com, Inc.	0.9%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	8.4%
AST QMA Large-Cap Portfolio	8.4%
AST Prudential Core Bond Portfolio	7.6%
AST Wellington Management Global Bond Portfolio	6.2%
AST AB Global Bond Portfolio	5.3%

AST BlackRock Global Strategies
Fund Composition	(% of Net Assets	)
Common Stocks	29.4%
Corporate Bonds	24.2%
U.S. Government Agency Obligations	10.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	2.0%

AST BlackRock / Loomis Sayles Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	30.5%
U.S. Treasury Obligations	30.2%
U.S. Government Agency Obligations	25.8%
Asset-Backed Securities	10.1%
Foreign Government Bonds	5.5%

AST BlackRock Low Duration Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	37.2%
Asset-Backed Securities	23.1%
Commercial Mortgage-Backed Securities	15.3%
U.S. Government Agency Obligations	13.6%
Residential Mortgage-Backed Securities	7.0%

AST FI Pyramis® Quantitative
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 2.125%, 05/15/25	0.7%
U.S. Treasury Notes 2.375%, 08/15/24	0.6%
U.S. Treasury Bonds 4.500%, 02/15/36	0.6%
Microsoft Corp.	0.5%
Apple, Inc.	0.5%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	12.9%
AST Wellington Management Global Bond Portfolio	10.6%
AST AB Global Bond Portfolio	9.1%
AST Western Asset Core Plus Bond Portfolio	8.7%
AST AQR Large-Cap Portfolio	5.1%

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.0%
Federal National Mortgage Assoc. 4.000%, TBA	0.7%
Exxon Mobil Corp.	0.7%
Johnson & Johnson	0.7%
Federal National Mortgage Assoc. 4.000%, TBA	0.6%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.3%
Johnson & Johnson	1.0%
JPMorgan Chase & Co.	0.9%
U.S. Treasury Notes 1.000%, 05/15/18	0.9%
U.S. Treasury Notes 0.875%, 03/31/18	0.9%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 2.000%, 08/31/21	2.1%
Apple, Inc.	1.1%
Microsoft Corp.	1.1%
Facebook, Inc. (Class A Stock)	0.7%
Amazon.com, Inc.	0.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,082.50	0.91%	$4.70
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,072.00	0.91%	$4.68
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,064.30	1.13%	$5.78
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$1,028.30	0.77%	$3.87
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST BlackRock Low Duration Bond Portfolio	Actual	$1,000.00	$1,012.30	0.73%	$3.64
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
AST FI Pyramis® Quantitative Portfolio	Actual	$1,000.00	$1,087.10	0.94%	$4.86
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,051.70	0.92%	$4.68
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,067.90	0.89%	$4.56
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
AST RCM World Trends Portfolio	Actual	$1,000.00	$1,078.40	1.03%	$5.31
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,080.00	0.88%	$4.54
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.0%
AFFILIATED MUTUAL FUNDS — 2.7%	Shares	Value
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$50,003,308
AST Small-Cap Growth Opportunities Portfolio*	3,289,996	58,068,433
AST Small-Cap Growth Portfolio*	1,445,021	57,309,528
AST Small-Cap Value Portfolio*	2,722,279	72,793,737

TOTAL AFFILIATED MUTUAL FUNDS (cost $176,268,809)(w)		238,175,006

COMMON STOCKS — 50.1%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom)	2,793,017	23,057,255
Boeing Co. (The)	118,100	23,354,275
Leonardo SpA (Italy)	56,000	932,389
Meggitt PLC (United Kingdom)	452,500	2,811,740
Raytheon Co.	60,800	9,817,984
United Technologies Corp.	133,000	16,240,630

		76,214,273

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	148,200	5,563,180
Expeditors International of Washington, Inc.(a)	420,795	23,766,502
Royal Mail PLC (United Kingdom)	446,600	2,449,913
United Parcel Service, Inc. (Class B Stock)	179,624	19,864,618

		51,644,213

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,979,200	4,729,108
Deutsche Lufthansa AG (Germany)	215,400	4,908,879
easyJet PLC (United Kingdom)	165,800	2,937,178
International Consolidated Airlines Group SA (United Kingdom)	396,900	3,155,290
Japan Airlines Co. Ltd. (Japan)	118,800	3,679,911
Qantas Airways Ltd. (Australia)	1,335,100	5,868,478
Ryanair Holdings PLC (Ireland), ADR*	145,858	15,695,779
Southwest Airlines Co.	250,100	15,541,214

		56,515,837

Auto Components — 0.5%
Cie Generale des Etablissements Michelin (France)	50,500	6,721,265
GKN PLC (United Kingdom)	769,940	3,270,396
Keihin Corp. (Japan)	174,400	2,389,376
Showa Corp. (Japan)	178,800	1,735,719
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	2,534,190
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,803,490
Valeo SA (France)	304,214	20,467,235
Yokohama Rubber Co. Ltd. (The) (Japan)(a)	184,100	3,711,306

		43,632,977

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	53,100	4,938,697
Daimler AG (Germany)	107,900	7,825,859
General Motors Co.	173,700	6,067,341
Hero MotoCorp Ltd. (India)	184,542	10,559,341
Isuzu Motors Ltd. (Japan)	323,200	4,013,292
Mazda Motor Corp. (Japan)	259,600	3,647,093

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Nissan Motor Co. Ltd. (Japan)	635,100	$6,341,431
Renault SA (France)	47,600	4,306,634
Tata Motors Ltd. (India)	1,389,734	9,282,424
Toyota Motor Corp. (Japan)	53,976	2,837,168
Volkswagen AG (Germany)	29,800	4,628,417

		64,447,697

Banks — 3.9%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	5,804,377
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,317,367
Banco Santander SA (Spain)	668,600	4,439,433
Bank Hapoalim BM (Israel)	559,300	3,771,455
Barclays PLC (United Kingdom)	761,200	2,013,211
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,518,243
BNP Paribas SA (France)	313,334	22,557,816
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,956,500	11,922,445
Citigroup, Inc.	434,800	29,079,424
Credit Agricole SA (France)	334,600	5,389,867
Danske Bank A/S (Denmark)	200,400	7,710,006
DBS Group Holdings Ltd. (Singapore)	353,200	5,315,935
DNB ASA (Norway)	317,000	5,396,859
Fifth Third Bancorp	1,032,100	26,793,316
Gunma Bank Ltd. (The) (Japan)	459,000	2,763,971
ING Groep NV (Netherlands)	325,100	5,612,138
JPMorgan Chase & Co.	665,100	60,790,140
KBC Group NV (Belgium)	74,901	5,678,934
Keiyo Bank Ltd. (The) (Japan)	327,000	1,419,867
Lloyds Banking Group PLC (United Kingdom)	5,987,700	5,160,084
Mediobanca SpA (Italy)	218,900	2,165,590
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,789,700	18,816,661
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,866,589
National Australia Bank Ltd. (Australia)	135,200	3,075,584
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,342,893
Nordea Bank AB (Sweden)	293,400	3,736,869
Resona Holdings, Inc. (Japan)	1,007,500	5,565,240
Societe Generale SA (France)	100,100	5,397,973
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,767,329
Swedbank AB (Sweden) (Class A Stock)	92,300	2,252,661
Toronto-Dominion Bank (The) (Canada)	265,335	13,371,100
U.S. Bancorp	426,400	22,138,688
Wells Fargo & Co.	707,100	39,180,411

		345,132,476

Beverages — 0.9%
Coca-Cola Co. (The)	549,054	24,625,072
Monster Beverage Corp.*	627,334	31,165,953
PepsiCo, Inc.	193,500	22,347,315

		78,138,340

Biotechnology — 0.8%
Amgen, Inc.	96,569	16,632,079
CSL Ltd. (Australia)	140,987	14,962,880

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	152,700	$10,808,106
Regeneron Pharmaceuticals, Inc.*	53,025	26,042,699
Shire PLC	33,599	1,852,623

		70,298,387

Building Products — 0.8%
A.O. Smith Corp.	222,747	12,547,339
Daikin Industries Ltd. (Japan)	148,500	15,234,920
Geberit AG (Switzerland)	26,169	12,219,885
Johnson Controls International PLC	517,841	22,453,586
Kingspan Group PLC (Ireland)	370,684	12,729,630

		75,185,360

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	447,300	5,259,178
Ameriprise Financial, Inc.	126,400	16,089,456
Bank of New York Mellon Corp. (The)	515,100	26,280,402
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	403,134	15,806,884
FactSet Research Systems, Inc.	83,836	13,931,866
Intermediate Capital Group PLC (United Kingdom)	268,711	2,914,021
Invesco Ltd.	246,800	8,684,891
Macquarie Group Ltd. (Australia)	183,911	12,506,628
Man Group PLC (United Kingdom)	1,118,400	2,256,800
Morgan Stanley	781,400	34,819,184
Partners Group Holding AG (Switzerland)	19,054	11,830,830
SEI Investments Co.	436,424	23,470,883
UBS Group AG (Switzerland)*	418,200	7,111,862

		180,962,885

Chemicals — 1.1%
Akzo Nobel NV (Netherlands)	23,400	2,035,070
Arkema SA (France)	132,980	14,201,195
Asahi Kasei Corp. (Japan)	428,000	4,617,398
BASF SE (Germany)	60,700	5,633,523
CF Industries Holdings, Inc.(a)	361,000	10,093,560
E.I. du Pont de Nemours & Co.	245,600	19,822,376
Ecolab, Inc.	152,246	20,210,657
Kaneka Corp. (Japan)	250,000	1,913,363
Lintec Corp. (Japan)	103,200	2,472,845
Mitsubishi Gas Chemical Co., Inc. (Japan)	147,500	3,132,812
Solvay SA (Belgium)	23,200	3,113,706
Toagosei Co. Ltd. (Japan)	137,500	1,793,536
Ube Industries Ltd. (Japan)	1,552,000	4,006,188
Yara International ASA (Norway)	101,400	3,812,870

		96,859,099

Commercial Services & Supplies — 0.2%
Downer EDI Ltd. (Australia)	1,016,200	5,005,689
Park24 Co. Ltd. (Japan)	114,200	2,905,973
Programmed Maintenance Services Ltd. (Australia)	703,285	1,007,887
Stericycle, Inc.*	114,960	8,773,747

		17,693,296

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,946,791	60,934,558

Construction & Engineering — 0.1%
Astaldi SpA (Italy)(a)	99,700	620,584

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Carillion PLC (United Kingdom)(a)	628,000	$1,527,319
CIMIC Group Ltd. (Australia)	1	30
Hazama Ando Corp. (Japan)	333,700	2,106,070
Kyowa Exeo Corp. (Japan)	254,600	4,292,783

		8,546,786

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	3,314,000	1,646,504
CSR Ltd. (Australia)	980,600	3,186,946
Fletcher Building Ltd. (New Zealand)	396,400	2,321,280
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,774,991
Vulcan Materials Co.	74,400	9,424,992

		19,354,713

Consumer Finance — 0.3%
American Express Co.	315,137	26,547,141
Cembra Money Bank AG (Switzerland)*	2,667	252,759

		26,799,900

Containers & Packaging — 0.2%
International Paper Co.	222,300	12,584,403
Smurfit Kappa Group PLC (Ireland)	142,700	4,437,003

		17,021,406

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,798,574

Diversified Financial Services — 0.2%
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,540,325
ORIX Corp. (Japan)	698,900	10,874,786

		13,415,111

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	842,200	3,238,480
Nippon Telegraph & Telephone Corp. (Japan)	289,100	13,646,706
Orange SA (France)	321,200	5,111,881
PCCW Ltd. (Hong Kong)	3,801,000	2,160,159
Telia Co. AB (Sweden)	618,300	2,849,492
Verizon Communications, Inc.	398,900	17,814,874

		44,821,592

Electric Utilities — 1.2%
EDP - Energias de Portugal SA (Portugal)	664,100	2,172,423
Enel SpA (Italy)	1,849,700	9,920,881
Exelon Corp.	578,500	20,866,495
Iberdrola SA (Spain)	872,400	6,913,280
PG&E Corp.	610,200	40,498,974
Southern Co. (The)	375,300	17,969,364
SSE PLC (United Kingdom)	202,100	3,824,011
Westar Energy, Inc.	92,300	4,893,746

		107,059,174

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	554,000	4,660,541
TKH Group NV (Netherlands), CVA	17,100	949,215

		5,609,756

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	273,081	20,158,839

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Enplas Corp. (Japan)	62,900	$1,940,801
Hexagon AB (Sweden) (Class B Stock)	232,945	11,067,137
Keyence Corp. (Japan)	35,300	15,540,044
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	3,847,793
TE Connectivity Ltd.	173,700	13,666,716
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	3,696,428

		69,917,758

Energy Equipment & Services — 0.2%
Amec Foster Wheeler PLC (United Kingdom)*	130,100	792,503
Schlumberger Ltd.	224,256	14,765,015
Tenaris SA (Luxembourg)	409,040	6,386,656

		21,944,174

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	41,390	4,986,253
American Tower Corp.	38,361	5,075,928
AvalonBay Communities, Inc.	17,204	3,306,093
Boston Properties, Inc.	47,228	5,809,989
Colony Starwood Homes(a)	47,555	1,631,612
Corporate Office Properties Trust	47,582	1,666,797
CubeSmart(a)	57,123	1,373,237
DCT Industrial Trust, Inc.	34,297	1,832,832
DDR Corp.	142,149	1,289,291
Digital Realty Trust, Inc.(a)	51,871	5,858,829
Douglas Emmett, Inc.	64,039	2,446,930
EastGroup Properties, Inc.(a)	42,756	3,582,953
EPR Properties(a)	54,114	3,889,173
Equinix, Inc.	15,702	6,738,670
Equity Residential(a)	120,401	7,925,998
Essex Property Trust, Inc.	31,210	8,029,397
Federal Realty Investment Trust	30,268	3,825,573
GGP, Inc.(a)	222,405	5,239,862
HCP, Inc.	88,780	2,837,409
Kilroy Realty Corp.(a)	45,904	3,449,686
National Storage Affiliates Trust	34,904	806,631
Nippon Prologis REIT, Inc. (Japan)	3,402	7,241,260
Omega Healthcare Investors, Inc.(a)	38,818	1,281,770
Paramount Group, Inc.(a)	62,094	993,504
Park Hotels & Resorts, Inc.	33,015	890,079
Physicians Realty Trust	157,194	3,165,887
Prologis, Inc.	126,134	7,396,498
Public Storage	17,831	3,718,298
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	33,449	1,750,386
Retail Properties of America, Inc. (Class A Stock)(a)	71,965	878,693
Rexford Industrial Realty, Inc.	61,974	1,700,567
Ryman Hospitality Properties, Inc.(a)	44,432	2,844,092
SBA Communications Corp.*	132,567	17,883,288
Simon Property Group, Inc.	70,116	11,341,964
SL Green Realty Corp.	28,268	2,990,754
Spirit Realty Capital, Inc.(a)	133,178	986,849
Sun Communities, Inc.	71,582	6,277,026
VEREIT, Inc.	1,125,168	9,158,868
Vornado Realty Trust	38,878	3,650,644
Welltower, Inc.	45,144	3,379,028

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	275,500	$9,229,250

		178,361,848

Food & Staples Retailing — 0.8%
Bid Corp. Ltd. (South Africa)	336,202	7,679,969
Carrefour SA (France)	181,600	4,591,209
cocokara fine, Inc. (Japan)	51,800	2,562,506
Costco Wholesale Corp.	97,368	15,572,064
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	3,621,300
J Sainsbury PLC (United Kingdom)	1,407,688	4,617,331
Koninklijke Ahold Delhaize NV (Netherlands).	127,500	2,433,628
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	72,800	4,147,000
Metcash Ltd. (Australia)*(a)	2,040,500	3,764,217
METRO AG (Germany)	169,600	5,729,463
Valor Holdings Co. Ltd. (Japan)	63,300	1,438,770
Wal-Mart Stores, Inc.	214,100	16,203,088

		72,360,545

Food Products — 0.9%
Aryzta AG (Switzerland)*	72,100	2,377,876
Bunge Ltd.	193,800	14,457,479
Danone SA (France), ADR(a)	1,853,401	27,838,082
Marine Harvest ASA (Norway)*	100,900	1,726,319
Origin Enterprises PLC (Ireland)	142,200	1,036,422
Premier Foods PLC (United Kingdom)*	672,846	355,302
Prima Meat Packers Ltd. (Japan)	529,000	3,107,691
Salmar ASA (Norway)	55,000	1,363,297
Tyson Foods, Inc. (Class A Stock)	390,500	24,457,015
WH Group Ltd. (Hong Kong), 144A	7,092,000	7,161,301

		83,880,784

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	192,200	4,499,116

Health Care Equipment & Supplies — 1.6%
Becton, Dickinson and Co.	40,400	7,882,444
Danaher Corp.	254,032	21,437,760
DexCom, Inc.*(a)	119,904	8,770,978
Edwards Lifesciences Corp.*	101,849	12,042,626
Hologic, Inc.*	307,700	13,963,426
Hoya Corp. (Japan)	189,700	9,876,042
Intuitive Surgical, Inc.*	21,184	19,814,878
Medtronic PLC	316,968	28,130,910
Varex Imaging Corp.*	8,634	291,829
Varian Medical Systems, Inc.*(a)	190,445	19,652,020

		141,862,913

Health Care Providers & Services — 0.4%
Aetna, Inc.	166,600	25,294,878
Ship Healthcare Holdings, Inc. (Japan)	88,100	2,744,495
Toho Holdings Co. Ltd. (Japan)	156,200	3,080,924

		31,120,297

Health Care Technology — 0.2%
Cerner Corp.*	300,087	19,946,783

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	176,000	11,540,320
Compass Group PLC (United Kingdom)	781,913	16,504,356
Hilton Grand Vacations, Inc.*	26,861	968,604

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	50,646	$3,132,455
Las Vegas Sands Corp.	154,600	9,877,394
Restaurant Group PLC (The) (United Kingdom)	425,632	1,816,016
Sands China Ltd. (Hong Kong)	2,366,400	10,832,290
Starbucks Corp.	217,244	12,667,498
Yum China Holdings, Inc.*	626,493	24,702,619
Yum! Brands, Inc.	205,222	15,137,175

		107,178,727

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,758,244
Bellway PLC (United Kingdom)	126,500	4,908,860
Berkeley Group Holdings PLC (United Kingdom)	112,400	4,726,393
Bovis Homes Group PLC (United Kingdom)	140,500	1,749,362
Electrolux AB (Sweden) (Class B Stock)	104,800	3,436,524
JM AB (Sweden)	73,900	2,618,244
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	3,539,062

		24,736,689

Household Products — 0.4%
Procter & Gamble Co. (The)	430,672	37,533,065

Independent Power & Renewable Electricity Producers — 0.0%
Uniper SE (Germany)	167,300	3,143,622

Industrial Conglomerates — 1.0%
General Electric Co.	735,800	19,873,958
Koninklijke Philips NV (Netherlands)	543,956	19,364,160
Nisshinbo Holdings, Inc. (Japan)	242,300	2,465,367
Rheinmetall AG (Germany)	57,100	5,434,997
Roper Technologies, Inc.	85,765	19,857,170
Siemens AG (Germany)	188,000	25,860,198

		92,855,850

Insurance — 2.3%
Aegon NV (Netherlands)	398,200	2,037,956
AIA Group Ltd. (Hong Kong)	2,645,600	19,356,165
Allianz SE (Germany)	44,000	8,683,072
American International Group, Inc.	108,700	6,795,924
Aviva PLC (United Kingdom)	581,500	3,988,745
AXA SA (France)	174,000	4,764,713
Baloise Holding AG (Switzerland)	41,500	6,428,340
Beazley PLC (United Kingdom)	314,700	2,001,602
CNP Assurances (France)	167,700	3,764,237
Helvetia Holding AG (Switzerland)	6,500	3,727,786
Legal & General Group PLC (United Kingdom)	1,299,500	4,372,842
Loews Corp.	358,500	16,781,385
Marsh & McLennan Cos., Inc.	246,214	19,194,843
MetLife, Inc.	473,000	25,986,620
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	33,000	6,677,659
NN Group NV (Netherlands)	107,200	3,803,791
Old Mutual PLC (United Kingdom)	1,215,700	3,067,080
Sampo Oyj (Finland) (Class A Stock)	236,379	12,127,596
SCOR SE (France)	91,700	3,643,046
St. James’s Place PLC (United Kingdom)	578,008	8,909,190
Swiss Life Holding AG (Switzerland)*	27,000	9,133,345

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Swiss Re AG (Switzerland)	88,000	$8,064,564
XL Group Ltd. (Bermuda)	380,370	16,660,206
Zurich Insurance Group AG (Switzerland)	16,500	4,815,508

		204,786,215

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	87,446	84,647,726
Priceline Group, Inc. (The)*	4,494	8,406,117
TripAdvisor, Inc.*(a)	278,536	10,640,075

		103,693,918

Internet Software & Services — 2.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	563,903	79,453,934
Alphabet, Inc. (Class A Stock)*	32,010	29,759,057
Alphabet, Inc. (Class C Stock)*	47,057	42,762,108
Facebook, Inc. (Class A Stock)*	532,247	80,358,652
NetEase, Inc. (China), ADR	37,373	11,235,445
Tencent Holdings Ltd. (China)	407,600	14,622,634

		258,191,830

IT Services — 1.6%
Amadeus IT Group SA (Spain)	169,047	10,104,929
Atos SE (France)	41,000	5,752,747
Automatic Data Processing, Inc.(a)	70,047	7,177,016
Cielo SA (Brazil)	943,100	7,031,474
FleetCor Technologies, Inc.*	92,562	13,348,365
Genpact Ltd.	455,760	12,683,801
PayPal Holdings, Inc.*	388,664	20,859,597
Visa, Inc. (Class A Stock)(a)	710,127	66,595,710

		143,553,639

Leisure Products — 0.1%
Heiwa Corp. (Japan)	143,400	3,201,343
Mattel, Inc.(a)	416,900	8,975,857

		12,177,200

Life Sciences Tools & Services — 0.4%
Lonza Group AG (Switzerland)*	65,184	14,119,909
Thermo Fisher Scientific, Inc.	147,200	25,681,983

		39,801,892

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	374,578	14,403,192
Cummins, Inc.	55,600	9,019,432
Deere & Co.	180,873	22,354,094
FANUC Corp. (Japan)	71,800	13,896,585
Fortive Corp.	263,651	16,702,291
Georg Fischer AG (Switzerland)	5,800	5,625,880
Hong Leong Asia Ltd. (Singapore)	377,000	299,946
Illinois Tool Works, Inc.	122,600	17,562,450
Rational AG (Germany)	8,876	4,733,039
Singamas Container Holdings Ltd. (Hong Kong)*(g)	6,354,000	984,561
Sumitomo Heavy Industries Ltd. (Japan)	471,000	3,125,382
Tsubakimoto Chain Co. (Japan)	372,000	3,221,520
Vesuvius PLC (United Kingdom)	152,000	1,050,403
Wabtec Corp.(a)	147,673	13,512,080

		126,490,855

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
Dfds A/S (Denmark)	44,500	$2,372,337

Media — 0.8%
Comcast Corp. (Class A Stock)	634,700	24,702,524
News Corp. (Class A Stock)	693,000	9,494,100
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	2,718,763
Trinity Mirror PLC (United Kingdom)	126,600	161,809
Twenty-First Century Fox, Inc. (Class B Stock)	823,700	22,956,519
WPP PLC (United Kingdom)	688,845	14,504,865

		74,538,580

Metals & Mining — 0.4%
Aurubis AG (Germany)(a)	38,700	3,044,393
Ausdrill Ltd. (Australia)(g)	991,000	1,398,123
Bekaert SA (Belgium)	53,100	2,701,453
BHP Billiton PLC (Australia)	727,281	11,142,517
Boliden AB (Sweden)	97,400	2,662,423
Dowa Holdings Co. Ltd. (Japan)	337,000	2,556,146
First Quantum Minerals Ltd. (Zambia)	432,793	3,661,119
Fortescue Metals Group Ltd. (Australia)	491,100	1,965,915
Mineral Resources Ltd. (Australia)	235,600	1,963,336
Rio Tinto Ltd. (United Kingdom)	52,100	2,531,983
voestalpine AG (Austria)	90,700	4,227,518

		37,854,926

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	826,776
Harvey Norman Holdings Ltd. (Australia)(a)	638,100	1,873,770
Kohl’s Corp.(a)	191,900	7,420,773
Marks & Spencer Group PLC (United Kingdom)	849,800	3,688,255
Myer Holdings Ltd. (Australia)(a)	2,114,200	1,356,985

		15,166,559

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	3,557,793
Centrica PLC (United Kingdom)	935,900	2,440,139
Engie SA (France)	165,400	2,496,511

		8,494,443

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.(a)	237,400	11,378,582
BP PLC (United Kingdom)	1,350,000	7,792,474
Caltex Australia Ltd. (Australia)	98,100	2,382,185
Canadian Natural Resources Ltd. (Canada)	370,800	10,693,872
EQT Corp.	141,600	8,296,344
Exxon Mobil Corp.	323,900	26,148,447
Hess Corp.(a)	254,300	11,156,141
Occidental Petroleum Corp.	284,100	17,009,067
OMV AG (Austria)	141,900	7,370,678
Repsol SA (Spain)	266,500	4,085,741
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	521,919	13,877,812
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	142,000	7,552,980
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	138,800	3,726,301
Statoil ASA (Norway)	125,200	2,076,084
Suncor Energy, Inc. (Canada)	377,645	11,034,060

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TOTAL SA (France)	402,386	$19,977,305
TOTAL SA (France), ADR(a)	608,300	30,165,597
TransCanada Corp. (Canada)(a)	246,669	11,758,711

		206,482,381

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,070,000	1,920,547
Mondi PLC (South Africa)	94,600	2,480,593
UPM-Kymmene OYJ (Finland)	187,200	5,337,966

		9,739,106

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)	1,559,600	1,760,576
Coty, Inc. (Class A Stock)(a)	265,401	4,978,923
Estee Lauder Cos., Inc. (The) (Class A Stock)	180,424	17,317,096
Unilever NV (United Kingdom), CVA	262,022	14,464,115

		38,520,710

Pharmaceuticals — 2.8%
Astellas Pharma, Inc. (Japan)	256,700	3,146,295
Bayer AG (Germany)	54,100	7,011,926
Bristol-Myers Squibb Co.	60,200	3,354,344
GlaxoSmithKline PLC (United Kingdom)	488,600	10,401,008
Indivior PLC (United Kingdom)*	238,600	971,565
Johnson & Johnson	228,700	30,254,723
KYORIN Holdings, Inc. (Japan)	95,200	2,115,085
Merck & Co., Inc.	604,163	38,720,807
Novartis AG (Switzerland), ADR(a)	205,230	17,130,548
Novo Nordisk A/S (Denmark), ADR(a)	600,683	25,763,294
Novo Nordisk A/S (Denmark) (Class B Stock)	275,347	11,830,913
Perrigo Co. PLC(a)	152,700	11,531,904
Pfizer, Inc.	846,800	28,444,012
Roche Holding AG (Switzerland)	48,560	12,407,805
Sanofi (France)	169,300	16,222,355
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,679,253
STADA Arzneimittel AG (Germany)	21,500	1,527,170
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	2,337,640
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,533,034
Zoetis, Inc.	337,196	21,034,286

		247,417,967

Professional Services — 0.3%
Experian PLC (United Kingdom)	676,611	13,886,051
RELX PLC (United Kingdom)	601,614	13,005,156

		26,891,207

Real Estate Management & Development — 0.2%
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,518,105
LendLease Group (Australia)	468,500	5,996,131
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,136,940
Wheelock & Co. Ltd. (Hong Kong)	495,000	3,733,588

		14,384,764

Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	224,170	18,188,747
Canadian Pacific Railway Ltd. (Canada)(a)	64,400	10,356,164

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Firstgroup PLC (United Kingdom)*	1,684,400	$2,761,259
Go-Ahead Group PLC (United Kingdom)	74,300	1,702,759
National Express Group PLC (United Kingdom)	606,200	2,895,068
Sankyu, Inc. (Japan)	505,000	3,303,816
Seino Holdings Co. Ltd. (Japan)	227,300	3,030,236

		42,238,049

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	47,276	3,678,073
Applied Materials, Inc.	326,800	13,500,108
Infineon Technologies AG (Germany)	699,869	14,865,650
NXP Semiconductors NV (Netherlands)*	169,765	18,580,779
QUALCOMM, Inc.	835,424	46,132,113
Shinko Electric Industries Co. Ltd. (Japan)	208,700	1,773,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,325,000	15,884,896
Texas Instruments, Inc.	119,400	9,185,442

		123,600,785

Software — 2.4%
Adobe Systems, Inc.*	155,699	22,022,067
ANSYS, Inc.*	93,665	11,397,157
Autodesk, Inc.*	300,079	30,253,965
Constellation Software, Inc. (Canada)	24,518	12,826,385
Intuit, Inc.	117,918	15,660,690
Micro Focus International PLC (United Kingdom)	238,451	7,050,837
Microsoft Corp.	885,169	61,014,699
Oracle Corp.	774,857	38,851,330
salesforce.com, Inc.*	196,603	17,025,820

		216,102,950

Specialty Retail — 0.6%
Aoyama Trading Co. Ltd. (Japan)	53,900	1,923,965
Geo Holdings Corp. (Japan)	96,500	1,001,481
Kingfisher PLC (United Kingdom)	938,200	3,674,870
Lowe’s Cos., Inc.	189,500	14,691,935
Nitori Holdings Co. Ltd. (Japan)	85,200	11,405,150
Shimachu Co. Ltd. (Japan)	92,800	2,214,093
T-Gaia Corp. (Japan)	111,500	2,118,319
TJX Cos., Inc. (The)	176,703	12,752,656

		49,782,469

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	106,600	15,352,532
Eizo Corp. (Japan)	62,400	2,458,131
NEC Corp. (Japan)	814,000	2,163,940

		19,974,603

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	67,136	16,787,755
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	3,143,799

		19,931,554

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	427,178	10,668,352

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance (continued)
Paragon Group of Cos. PLC (The) (United Kingdom)	512,700	$2,851,903

		13,520,255

Tobacco — 0.4%
Philip Morris International, Inc.	286,000	33,590,700

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	107,000	2,214,122
Marubeni Corp. (Japan)	566,100	3,667,566
Wolseley PLC (Switzerland)	232,892	14,294,456

		20,176,144

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	309,300	8,180,251
NTT DOCOMO, Inc. (Japan)	102,900	2,433,656

		10,613,907

TOTAL COMMON STOCKS (cost $3,685,018,539)		4,472,518,526

PREFERRED STOCKS — 0.2%
Capital Markets — 0.0%
State Street Corp., Series G(c)	15,000	411,450

Electric Utilities — 0.1%
NextEra Energy, Inc. (PRFC), CVT, 6.123%	217,994	11,773,856

Healthcare Equipment & Supplies — 0.1%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	53,611	2,936,811

TOTAL PREFERRED STOCKS (cost $13,744,785)		15,122,117

	Units
RIGHTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 07/03/17(a) (cost $127,175)	266,500	121,753

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 8.9%
iShares Core U.S. Aggregate Bond Fund	1,584,004	173,464,278
iShares Floating Rate Bond ETF(a)	330,000	16,803,600
iShares Intermediate Credit Bond ETF	200,600	22,021,868
iShares JPMorgan USD Emerging Markets Bond Fund	361,923	41,389,514
iShares MSCI EAFE Fund	1,499,446	97,763,879
iShares Russell 1000 Growth Index Fund(a)	363,989	43,321,972
iShares Russell 1000 Value ETF	370,766	43,168,285
iShares Russell 2000 Index Fund ETF(a)	225,058	31,715,173
iShares TIPS Bond Fund	264,686	30,023,334
SPDR S&P 500 ETF Trust Fund(a)	1,117,633	270,243,659
Vanguard REIT Fund(a)	344,771	28,695,290

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $684,586,372)		798,610,852

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 3.9%
Automobiles — 0.1%
DT Auto Owner Trust, Series 2017-2A, Class A, 144A
1.720%	05/15/20	2,995	$2,995,517
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A
2.950%	03/25/22	1,400	1,383,460
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A
4.580%	09/15/21	1,600	1,624,877
Santander Drive Auto Receivables Trust, Series 2017-1, Class A1
0.950%	03/15/18	424	423,610
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.680%	12/16/19	3,100	3,099,294

			9,526,758

Collateralized Loan Obligations — 1.9%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A
2.858%(c)	01/15/28	5,750	5,755,019
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A
2.565%(c)	07/15/30	4,500	4,500,000
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A
2.822%(c)	07/28/28	4,500	4,531,196
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A
2.258%(c)	04/15/25	1,500	1,500,157
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A
—(p)	07/15/29	500	500,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A
2.593%(c)	01/15/30	3,000	3,000,000
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A
2.682%(c)	02/17/26	500	499,954
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A
2.588%(c)	07/16/26	1,500	1,500,016
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A
2.618%(c)	07/17/26	1,500	1,502,035
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A
2.293%(c)	10/22/25	500	500,154
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A
2.551%(c)	07/18/30	2,500	2,500,000
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A
2.776%(c)	01/20/28	5,000	5,029,550
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A
4.693%(c)	07/15/29	1,500	1,500,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A
2.688%(c)	07/18/27	4,500	$4,521,411
Benefit Street Partners CLO XI (Cayman Islands), Series 2017-11A, Class X, 144A
1.883%(c)	04/15/29	750	749,786
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A
2.908%(c)	04/17/25	1,750	1,749,921
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A
2.408%(c)	04/15/29	1,000	999,993
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A
2.391%(c)	04/20/31	2,000	1,999,364
Series 2017-2A, Class A1B, 144A
2.551%(c)	07/20/31	750	747,596
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A
2.703%(c)	04/22/27	8,250	8,260,277
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A
2.708%(c)	04/18/27	6,500	6,512,553
Series 2015-4A, Class B, 144A
3.588%(c)	04/18/27	2,500	2,502,086
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A
2.621%(c)	05/05/27	8,250	8,262,799
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A
1.422%(c)	05/21/21	37	36,875
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A
2.306%(c)	04/20/26	4,500	4,492,750
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A
2.698%(c)	04/15/27	800	800,923
Jamestown CLO IX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A
2.656%(c)	10/20/28	6,000	6,051,415
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A
2.656%(c)	07/20/27	4,750	4,748,130
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A^
2.566%(c)	07/18/30	4,000	4,000,000
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A
2.338%(c)	07/15/26	2,000	2,002,622
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A
2.433%(c)	10/23/25	4,000	4,002,359
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A
2.278%(c)	01/18/27	2,000	2,003,107
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A
2.673%(c)	07/22/27	3,250	3,266,684

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A
2.656%(c)	07/20/27	4,750	$4,750,228
Series 2015-2A, Class A1AR, 144A
2.565%(c)	07/20/30	6,000	6,000,000
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A
2.319%(c)	05/07/26	7,750	7,753,781
Series 2017-11A, Class A, 144A^
2.566%(c)	08/15/30	1,250	1,250,000
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A
2.806%(c)	07/20/28	2,500	2,526,071
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A
2.816%(c)	10/20/28	4,750	4,802,508
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A
2.567%(c)	07/25/30	1,250	1,250,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A
2.656%(c)	07/20/27	4,500	4,515,694
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A
2.856%(c)	07/20/28	3,500	3,514,092
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A
0.018%(s)	07/15/29	2,250	2,246,625
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A
2.908%(c)	04/18/28	5,250	5,275,320
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A
2.856%(c)	10/25/28	4,250	4,267,796
Trinitas CLO VI Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A
2.655%(c)	07/25/29	3,500	3,494,757
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A
2.278%(c)	07/15/25	2,750	2,752,166
Vibrant CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A
2.806%(c)	07/20/28	4,250	4,274,976
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
2.306%(c)	04/25/25	500	500,221
Series 2014-4A, Class A1, 144A
2.658%(c)	10/14/26	3,300	3,300,046
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A
2.376%(c)	04/20/26	1,000	999,503
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A
2.339%(c)	11/07/25	3,750	3,751,328
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A
2.572%(c)	07/15/29	1,500	1,500,375

			169,254,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.3%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A^
2.830%	01/22/24	1,000	$999,795
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	929	930,669
Series 2015-1A, Class A, 144A
3.190%	03/18/26	1,000	1,009,968
Series 2015-2A, Class A, 144A
2.570%	07/18/25	3,159	3,162,356
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	999,817
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,600	3,672,354
Oportun Funding IV LLC, Series 2016-C, Class A, 144A
3.280%	11/08/21	2,200	2,211,743
Oportun Funding VI LLC, Series 2017-A, Class A, 144A
3.230%	06/08/23	750	753,970
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A
3.050%	04/25/29	3,505	3,525,490
Springleaf Funding Trust, Series 2015-AA, Class A, 144A
3.160%	11/15/24	6,575	6,634,468

			23,900,630

Credit Cards — 0.0%
Golden Credit Card Trust (Canada), Series 2017-1A, Class A, 144A
1.559%(c)	02/15/21	2,500	2,505,230

Home Equity Loans — 0.5%
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1
1.916%(c)	06/25/34	69	68,321
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1
2.026%(c)	06/25/34	1,866	1,779,613
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1
2.191%(c)	12/25/34	3,380	3,289,162
Series 2005-HE5, Class M2
2.251%(c)	06/25/35	5,443	5,466,224
Series 2006-HE1, Class 1M1
1.626%(c)	12/25/35	677	673,801
Series 2007-HE3, Class 1A2
1.416%(c)	04/25/37	753	830,528
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A
1.596%(c)	12/25/33	353	350,814
Series 2005-HE4, Class M3
1.676%(c)	10/25/35	200	164,134
Series 2007-AHL1, Class A2C
1.426%(c)	12/25/36	2,900	2,260,835
First NLC Trust, Series 2007-1, Class A1, 144A
1.286%(c)	08/25/37	1,061	595,567

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2
1.646%(c)	06/25/35	1,052	$1,051,307
Series 2006-NC2, Class A3
1.326%(c)	08/25/36	4,092	2,172,243
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
2.116%(c)	05/25/34	1,751	1,689,432
Series 2007-HE6, Class A1
1.276%(c)	05/25/37	38	22,714
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4
1.546%(c)	11/25/35	3,000	2,545,422
Series 2006-WF1, Class M2
1.506%(c)	03/25/36	700	595,985
NovaStar Mortgage Funding Trust, Series 2005-3, Class M2
1.686%(c)	01/25/36	400	372,526
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
2.071%(c)	11/25/34	943	904,520
Series 2005-4, Class M1
1.656%(c)	11/25/35	1,189	1,179,046
RAMP Trust, Series 2005-EFC4, Class M3
1.696%(c)	09/25/35	6,600	6,482,753
RASC Trust,
Series 2002-KS4, Class AIIB
1.716%(c)	07/25/32	14	12,668
Series 2005-AHL1, Class M1
1.666%(c)	09/25/35	416	414,935
Series 2005-KS10, Class M2
1.656%(c)	11/25/35	2,000	1,988,175
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3
7.238%	09/25/37	626	364,258
Soundview Home Loan Trust,
Series 2006-3, Class A4
1.466%(c)	11/25/36	4,000	3,186,778
Series 2006-NLC1, Class A1, 144A
1.276%(c)	11/25/36	26	10,665
Series 2006-OPT2, Class A3
1.396%(c)	05/25/36	1,157	1,145,061
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3
1.466%(c)	04/25/37	4,831	2,325,285

			41,942,772

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2
1.666%(c)	07/25/35	7,400	7,116,302
Series 2006-R1, Class M1
1.606%(c)	03/25/36	2,900	2,846,240
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A
3.598%	09/29/31	594	596,972

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 144A
3.475%(c)	04/28/32	3,393	$3,389,833
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AQ1, Class A1
1.326%(c)	04/25/31	209	221,738
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2
2.266%(c)	09/25/34	1,032	1,021,179
Series 2005-11, Class MV3
1.746%(c)	02/25/36	700	688,804
Series 2005-17, Class 2AV
1.456%(c)	05/25/36	5,322	5,245,210
Series 2005-17, Class MV1
1.676%(c)	05/25/36	2,600	2,303,142
Series 2006-26, Class 1A
1.356%(c)	06/25/37	3,057	2,537,973
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1
1.276%(c)	11/25/36	23	13,095
Series 2007-CB6, Class A1, 144A
1.336%(c)	07/25/37	50	32,226
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A
5.684%	12/25/36	48	23,497
CSMC Trust,
Series 2016-RPL1, Class A1, 144A
4.145%(c)	12/26/46	4,288	4,305,775
Series 2017-6R^
2.722%	03/06/47	2,300	2,300,000
Fieldstone Mortgage Investment Trust, Series 2006-1, Class A2
1.406%(c)	05/25/36	2,242	1,551,643
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A4
1.456%(c)	04/25/36	1,100	806,429
Series 2006-FF10, Class A5
1.526%(c)	07/25/36	1,000	943,215
GSAMP Trust,
Series 2003-FM1, Class M1
2.442%(c)	03/20/33	1,320	1,314,464
Series 2005-WMC1, Class M1
1.951%(c)	09/25/35	235	221,675
Series 2006-NC2, Class A2B
1.306%(c)	06/25/36	1,564	995,235
Series 2007-HE2, Class A2C
1.486%(c)	03/25/47	3,739	3,077,842
Series 2007-NC1, Class A2C
1.366%(c)	12/25/46	2,675	1,680,326
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
1.376%(c)	07/25/37	4,902	3,046,568
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3
1.326%(c)	08/25/36	115	67,862
Series 2007-CH1, Class MV6
1.766%(c)	11/25/36	7,700	6,659,083

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M3
1.996%(c)	08/25/35	2,000	$1,720,479
Series 2006-11, Class 1A
1.376%(c)	12/25/36	7,196	4,465,587
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A
1.296%(c)	09/25/37	4	1,401
Series 2007-HE2, Class A2A
1.336%(c)	02/25/37	12	5,736
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-WMC2, Class A2FP
1.266%(c)	07/25/36	74	46,794
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1
1.266%(c)	11/25/36	1	525
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
2.251%(c)	02/25/35	5,400	5,339,505
Series 2005-WCW2, Class M1
1.716%(c)	07/25/35	1,811	1,810,902
Series 2005-WHQ4, Class M1
1.686%(c)	09/25/35	1,700	1,689,295
RASC Trust,
Series 2006-KS3, Class M1
1.546%(c)	04/25/36	400	381,984
Saxon Asset Securities Trust,
Series 2005-1, Class M2
1.936%(c)	05/25/35	500	384,488
Series 2005-1, Class M3
1.996%(c)	05/25/35	772	484,302
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
1.346%(c)	05/25/37	245	190,948
Series 2007-HE1, Class A2A
1.276%(c)	12/25/36	67	22,606
Series 2007-NC1, Class A2A
1.266%(c)	12/25/36	2	1,104
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3
1.936%(c)	05/25/35	2,500	2,499,363
Series 2005-6, Class M3
2.026%(c)	07/25/35	3,000	2,380,238
U.S. Residential Opportunity Fund III Trust, Series 2016-3III, Class A, 144A
3.598%	10/27/36	651	647,849
U.S. Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, 144A
3.598%	10/27/36	2,018	2,027,526
VOLT LV LLC, Series 2017-NPL2, Class A1, 144A
3.500%	03/25/47	187	187,497
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47	3,483	3,480,626
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A
3.250%	04/25/59	620	619,446

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Wachovia Mortgage Loan Trust, Series 2005-WMC1, Class M1
1.876%(c)	10/25/35		4,021	$4,022,022
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A1
1.276%(c)	10/25/36		81	40,330
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1
1.556%	02/20/54	GBP	1,575	2,064,012

				87,520,893

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-7A, Class A, 144A
2.366%(c)	03/25/66		1,215	1,227,476
SLM Student Loan Trust,
Series 2003-2, Class A5
0.035%(c)	12/15/23	EUR	279	316,832
Series 2003-5, Class A5
0.014%(c)	06/17/24	EUR	407	462,384
Series 2007-3, Class A3
1.196%(c)	04/25/19		286	284,889
SMB Private Education Loan Trust, Series 2017-A, Class A1, 144A
1.609%(c)	06/17/24		2,403	2,406,065
SoFi Professional Loan Program, Series 2017-A, Class A2A, 144A
1.550%	03/26/40		2,620	2,612,985
South Carolina Student Loan Corp., Series 2005, Class A3
1.342%(c)	12/01/23		550	550,146
Utah State Board of Regents, Series 2017-1, Class A
1.774%(c)	01/25/57		1,753	1,748,875

				9,609,652

TOTAL ASSET-BACKED SECURITIES (cost $337,788,964)				344,260,154

BANK LOANS(c) — 0.2%
Consumer Cyclical – Services — 0.0%
XPO Logistics, Inc.,
Term Loan B
3.468%	11/01/21		489	490,279

Food & Staples Retailing — 0.0%
Albertsons LLC,
Term Loan B4
4.200%	08/25/21		867	867,614

Lodging — 0.0%
Las Vegas Sands LLC,
Term Loan
3.050%	03/29/24		594	594,469

Oil & Gas — 0.0%
Motor Fuel Group Ltd. (United Kingdom),
Term Loan
4.807%	07/15/22	GBP	850	1,123,971

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value
BANK LOANS(c) (continued)
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan
5.830%	03/13/22		—	(r)	$548
Term Loan B
5.830%	04/01/22		896		907,829

					908,377

Real Estate — 0.0%
Lightstone Holding Co.,
Term Loan
5.672%	01/30/24		1,097		1,068,749

Retail — 0.1%
Action Nederland BV (United Kingdom),
Term Loan
3.500%	02/25/22	EUR	1,000		1,156,572
Euro Garages Ltd.,
Term Loan
5.325%	01/30/23		1,000		1,312,428
PetSmart, Inc.,
Term Loan
—%(p)	05/01/18		500		463,125
Rite Aid Corp.,
Term Loan
5.105%	06/21/21		1,375		1,378,152

					4,310,277

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC,
Term Loan
3.299%	12/31/18		2,200		2,201,681

Telecommunications — 0.0%
CenturyLink, Inc.,
Term Loan B
3.000%	01/31/25		2,200		2,174,856

TOTAL BANK LOANS (cost $13,844,556)					13,740,273

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A
3.508%	06/05/37		2,450		2,515,138
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A
4.462%	05/15/49		4,200		3,995,602
BANK, Series 2017-BNK5, Class A4
3.131%	06/15/60		4,200		4,191,755
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170		1,143,757
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510		497,701
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430		419,213
Series 2016-ETC, Class D, 144A
3.729%(c)	08/14/36		1,610		1,549,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust, Series 2017-CD4, Class A3
3.248%	05/10/50	3,000	$3,027,342
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.360%(c)	02/10/48	76,865	1,481,350
Series 2016-C1, Class A4
3.209%	05/10/49	1,900	1,915,002
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,562,621
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, IO
1.500%(c)	08/10/46	42,336	1,875,203
Series 2014-UBS4, Class A5
3.694%	08/10/47	6,005	6,231,605
Series 2015-CR26, Class A4
3.630%	10/10/48	800	828,605
Series 2015-DC1, Class XA, IO
1.313%(c)	02/10/48	60,706	3,590,902
Series 2015-PC1, Class A5
3.902%	07/10/50	4,580	4,813,944
Series 2016-DC2, Class A5
3.765%	02/10/49	2,200	2,300,493
CSMC Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,720	4,879,319
Series 2016-NXSR, Class A4
3.795%(c)	12/15/49	1,000	1,043,837
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	4,000	3,862,626
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,695,666
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A, (original cost $1,223,805; purchased 12/09/16)(f)(g)
3.935%(c)	12/10/36	1,300	1,288,364
Series 2016-85T, Class E, 144A, (original cost $1,076,646; purchased 12/09/16)(f)(g)
3.935%(c)	12/10/36	1,200	1,135,297
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, IO
2.412%(c)	11/10/45	2,956	232,225
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	3,108,664
IMT Trust, Series 2017-APTS, Class AFX^
3.478%(c)	06/15/34	1,050	1,081,440
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4
3.414%	03/15/50	2,100	2,153,360
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,300	1,363,485
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,690,917

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LCCM, Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	4,200	$4,269,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3
3.451%	07/15/50	10,000	10,292,720
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4
5.809%	12/12/49	447	448,628
RBSCF Trust, Series 2010-RR4, Class CMLA, 144A
6.335%(c)	12/16/49	33	32,918
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A
0.342%(c)	06/15/33	184,540	544,393
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	550	544,213
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	740,301
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,630,944
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,344,536
Series 2017-RB1, Class A4
3.374%	03/15/50	4,700	4,775,555

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,972,919)			99,098,022

CORPORATE BONDS — 11.8%
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates
4.950%	07/15/24	1,872	1,994,206
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	11/01/28	1,098	1,103,760
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29	482	493,578
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates
7.250%	05/10/21	260	288,331
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates
6.125%	04/29/18	1,500	1,537,500
Delta Air Lines, Inc., Sr. Unsec’d. Notes
2.875%	03/13/20	1,080	1,094,121
Latam Airlines 2015-1 Pass-Through Trust A (Chile), Pass-Through Certificates
4.200%	08/15/29	4,077	4,043,462
Latam Airlines 2015-1 Pass-Through Trust B (Chile), Pass-Through Certificates
4.500%	08/15/25	6,943	6,829,950

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Airlines (continued)
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey), Pass-Through Certificates, 144A
4.200%	09/15/28			7,927	$7,579,837
United Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.100%	01/07/30			1,455	1,447,725

					26,412,470

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	550	658,022

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			560	540,551
5.291%	12/08/46	(a)		305	313,028
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23			1,510	1,491,897
3.219%	01/09/22			5,050	5,094,895
Sr. Unsec’d. Notes, MTN
2.735%(c)	01/08/19			5,400	5,474,979
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36			20	23,172
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17			3,700	3,710,319
3.150%	01/15/20			4,610	4,689,052
3.450%	04/10/22			3,125	3,176,244
3.500%	07/10/19			2,500	2,558,110
3.700%	05/09/23			1,605	1,629,812
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
2.200%	01/15/24		EUR	300	346,072
4.125%	12/15/18			1,500	1,528,125
4.250%	11/15/19			250	256,250
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19			200	200,182

					31,032,688

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	811,978
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22	(a)		2,315	2,372,875
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26			650	672,750
5.125%	11/15/23			525	549,938
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
3.250%	09/15/23		EUR	1,000	1,170,706
3.750%	09/15/26		EUR	975	1,160,926

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	$2,645,295
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,542,619

				10,927,087

Banks — 4.7%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,317,911
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	2,200	25,127
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/31/49		795	891,394
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17		7,000	7,049,707
Sr. Unsec’d. Notes, MTN
2.881%(c)	04/24/23		2,400	2,404,435
4.000%	04/01/24		2,200	2,305,310
4.125%	01/22/24		1,100	1,160,783
4.443%(c)	01/20/48		970	1,025,951
5.000%	05/13/21		5,085	5,548,386
6.875%	04/25/18		1,400	1,456,881
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,832,721
4.450%	03/03/26		4,090	4,256,643
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		3,500	3,504,645
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/31/49		1,205	1,215,363
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.780%(c)	01/10/23		2,600	2,652,091
3.200%	08/10/21		785	796,283
3.295%(c)	08/10/21		4,000	4,194,815
3.684%	01/10/23		1,005	1,031,188
4.375%	01/12/26		1,285	1,335,264
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,652,239
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		1,540	1,555,334
Sub. Notes, 144A
4.625%	03/13/27		220	231,993
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22		570	574,957
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/31/49		2,395	2,520,067
6.125%(c)	12/31/49		1,020	1,096,500
6.250%(c)	12/31/49		410	454,844
8.400%(c)	04/29/49		2,400	2,532,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
2.118%(c)	04/25/22			3,200	$3,217,878
2.632%(c)	09/01/23			1,500	1,527,855
2.700%	03/30/21			1,800	1,811,945
3.700%	01/12/26			3,025	3,059,452
Sub. Notes
4.300%	11/20/26	(a)		700	718,999
4.450%	09/29/27			3,850	4,004,069
Citizens Bank NA,
Sr. Unsec’d. Notes
1.768%(c)	05/26/20			2,700	2,702,408
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18		EUR	5,100	6,041,491
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20		EUR	2,000	2,680,848
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20			500	509,404
3.448%(c)	04/16/21			3,100	3,252,359
3.450%	04/16/21			2,500	2,566,360
3.750%	03/26/25			2,240	2,263,191
3.800%	09/15/22			3,350	3,480,586
3.800%	06/09/23			1,650	1,701,076
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19			1,100	1,102,596
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18			1,175	1,174,658
4.250%	10/14/21			6,900	7,235,913
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21			160	162,052
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23		JPY	150,000	1,416,308
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21			5,000	4,850,255
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20			1,000	992,268
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26			390	377,206
4.200%	08/08/23			2,000	2,103,512
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/31/49			440	462,000
5.375%(c)	12/31/49			1,850	1,943,980
Sr. Unsec’d. Notes
2.446%(c)	09/15/20			2,400	2,441,215
3.500%	01/23/25			8,995	9,092,722
3.750%	02/25/26			235	239,289
3.850%	01/26/27			1,905	1,937,972
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49		GBP	200	274,167

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	$907,568
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24		2,100	2,129,730
Itau Corp. Banca (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,713,463
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/31/49		2,750	2,863,438
Sr. Unsec’d. Notes
2.058%(c)	04/25/23		3,100	3,102,046
2.682%(c)	03/01/21		4,800	4,949,309
2.950%	10/01/26		1,430	1,380,094
3.125%	01/23/25		5,740	5,706,404
3.200%	01/25/23		2,265	2,309,324
3.900%	07/15/25		2,500	2,607,175
Sub. Notes
3.875%	09/10/24		1,250	1,289,679
4.250%	10/01/27		1,175	1,225,644
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	18,233,502
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%(c)	12/29/49	GBP	2,000	2,700,643
7.625%(c)	12/29/49	GBP	700	1,007,435
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,279,199
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.082%(c)	03/01/21		1,000	1,043,825
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/31/49		1,535	1,603,691
Sr. Unsec’d. Notes
4.375%	01/22/47		670	698,947
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	860,439
4.300%	01/27/45		3,070	3,174,742
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,507,475
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,801,753
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,276,245
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	2,181,266
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.000%	04/04/19	EUR	2,585	2,406,267

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	07/01/17	DKK	20,900	$3,207,191
1.000%	10/01/17	DKK	102,500	15,802,777
1.000%	01/01/18	DKK	38,200	5,907,509
1.000%	04/01/18	DKK	110,700	17,177,812
2.000%	07/01/17	DKK	15,000	2,303,687
2.000%	10/01/17	DKK	47,700	7,367,517
2.000%	04/01/18	DKK	36,900	5,769,920
2.000%	10/01/47	DKK	114,500	17,200,458
2.500%	10/01/47	DKK	5,609	874,742
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25		2,335	2,370,492
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	96,700	14,992,150
1.000%	04/01/18	DKK	54,300	8,426,057
2.000%	10/01/47	DKK	102,200	15,372,346
Covered Bonds, MTN
2.500%	10/01/47	DKK	4,062	633,078
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	400	479,995
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.642%(c)	11/24/17		100	100,399
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	2,028,564
2.875%	08/05/21		2,300	2,305,288
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,514,688
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	62,000	8,748,868
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,897,277
Covered Bonds, MTN
1.500%	12/15/21	SEK	10,000	1,234,456
4.250%	10/10/17	AUD	3,800	2,937,113
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/31/49		1,280	1,350,400
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,037,525
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.733%(c)	03/06/19		2,500	2,500,200
2.050%	03/06/19		1,000	999,993
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	141,000	17,156,152
2.000%	06/17/26	SEK	35,000	4,281,706
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	35,000	4,241,328

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21	1,400	$1,398,426
2.500%	01/18/23	3,100	3,121,508
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.798%(c)	06/08/20	5,100	5,106,987
Sr. Unsec’d. Notes, MTN, 144A(g)
1.539%(c)	12/07/18	1,800	1,800,576
2.200%	06/08/20	2,200	2,201,551
Sub. Notes, EMTN
4.750%(c)	05/22/23	3,000	3,059,153
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22	2,900	2,893,843
4.253%	03/23/28	1,500	1,567,095
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49	5,500	5,713,125
Sr. Unsec’d. Notes
2.402%(c)	10/31/23	2,100	2,137,277
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18	2,200	2,211,392

			415,356,790

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,115	2,327,860
4.900%	02/01/46	565	637,682

			2,965,542

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	2,381	2,521,843
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	950	976,616

			3,498,459

Building Materials — 0.1%
CEMEX Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	1,975	2,098,438
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.375%	11/15/24	2,200	2,318,250
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	633,000

			5,049,688

Chemicals — 0.2%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	174,150
5.250%	01/15/45	1,220	1,385,010

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23	(a)	1,605	$1,942,050
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,097,775
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,572,290
4.625%	10/01/44		1,050	1,117,590
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,786,240
3.800%	03/15/25	(a)	1,338	1,376,914
4.650%	10/15/44		330	349,139
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	587,734
5.750%	04/15/24		2,270	2,600,887
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	2,824,575
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27		425	427,807
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		1,400	1,489,949

				19,732,110

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	744,796
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
3.300%	12/01/26		2,670	2,599,699
4.500%	02/15/45		625	616,068
Moody’s Corp.,
Sr. Unsec’d. Notes
1.568%(c)	09/04/18		2,380	2,385,845
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	1,450	1,504,375
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27		450	463,500
5.875%	09/15/26		225	239,625

				8,553,908

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		855	874,986
4.420%	06/15/21		725	764,308
5.450%	06/15/23		2,500	2,712,925
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		585	590,005

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Computers (continued)
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	$1,664,000

				6,606,224

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19		100	102,713
4.500%	05/15/21		500	530,493
4.625%	10/30/20		200	212,554
5.000%	10/01/21		1,700	1,839,789
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.600%	05/21/18		7,000	7,078,750
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	375	505,516
BRFkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	28,400	4,408,001
2.000%	10/01/17	DKK	3,600	556,039
2.500%	10/01/47	DKK	667	104,344
4.000%	01/01/18	DKK	47,800	7,503,022
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		300	307,500
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		1,102	1,157,099
Daiwa Securities Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
3.129%	04/19/22		3,200	3,222,227
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A
5.125%	11/30/24		1,083	1,123,964
5.250%	05/30/25		1,492	1,552,175
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,386,710
Sr. Unsec’d. Notes
5.875%	04/01/19		100	106,207
6.250%	05/15/19		200	214,517
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	600	682,336
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,105,603
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)
2.851%(s)	12/23/24		200	12,500
2.907%(s)	11/16/24		400	25,200
5.625%(s)	01/24/13		1,700	106,250
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	500	611,454
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	105,625

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		2,800	$2,915,500
8.450%	06/15/18		750	789,750
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	56,500	8,705,462
1.000%	04/01/18	DKK	63,300	9,831,342
2.000%	10/01/17	DKK	29,200	4,510,095
2.000%	10/01/17	DKK	26,400	4,077,619
2.000%	01/01/18	DKK	34,500	5,369,231
2.000%	01/01/18	DKK	100	15,561
2.000%	10/01/47	DKK	59,200	8,954,542
2.500%	10/01/47	DKK	1,128	176,694
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		2,050	2,152,500
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,363	1,383,872
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		3,048	3,093,367
9.750%	01/06/27		2,111	2,152,892
Synchrony Financial,
Sr. Unsec’d. Notes
2.580%(c)	11/09/17		200	200,635
2.700%	02/03/20		2,980	2,995,112

				94,884,762

Electric — 0.5%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,002,939
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21		2,325	2,662,125
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,231,750
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	467,586
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,028,259
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,300	1,562,304
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26		405	386,058
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,424,530
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,315,382
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		2,700	2,784,375

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
7.625%	11/01/24	(a)		4,300	$4,171,000
Gtd. Notes, 144A
8.000%	01/15/25	(a)		5,300	5,141,000
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26			785	786,817
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26			245	247,695
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20			1,350	1,454,858
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20			1,700	1,775,546
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25			780	782,272
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20			795	807,261
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/27			570	576,626
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20			3,300	3,687,749
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26			425	439,875
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20			250	281,247
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27			1,945	1,988,387
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43			910	1,037,834
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21			865	878,292

					40,921,767

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.150%	06/15/26			650	649,632
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20		EUR	900	1,040,093

					1,689,725

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23			1,550	1,583,418

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Entertainment (continued)
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47	GBP	125	$165,096
Sr. Sec’d. Notes, 144A
4.250%	02/28/47	GBP	225	294,763
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	05/01/24		2,300	2,392,000

				4,435,277

Foods — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25		500	465,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,000	2,080,000
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		1,800	1,770,750
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
5.750%	06/15/25		2,050	1,927,000
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,285	1,229,811
4.375%	06/01/46		375	367,250
5.000%	07/15/35		700	756,965
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47		260	250,616
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22		1,500	1,590,000
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		190	214,421

				10,651,813

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(original cost $1,847,864; purchased 02/11/15)(f)(g)
3.600%	03/01/25		1,820	1,874,851
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		1,410	1,505,062

				3,379,913

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	721,000
5.875%	08/20/26		700	717,500
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		945	949,243

				2,387,743

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	$2,629,041
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,113,468
4.685%	12/15/44		1,400	1,441,812
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		2,360	2,656,027
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		1,300	1,311,852

				9,152,200

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,031,552
6.750%	12/15/37		1,410	1,950,312
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19		2,600	2,797,569
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		1,425	1,487,344
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,700	1,485,375
8.000%	11/15/19	(a)	1,700	1,708,500
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,400	2,409,358
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		5,000	5,462,500
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		375	405,000
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23		300	309,000
5.750%	11/01/24		1,600	1,642,000
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		310	323,068
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	272,223
3.200%	02/01/22		1,225	1,250,191
4.625%	11/15/20		550	583,850
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	356,533
4.763%	08/01/16		675	646,286
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,046,713
3.450%	06/01/26		285	285,543

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
3.500%	03/30/25			1,650	$1,675,804
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21			1,950	2,003,625
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18			1,000	1,055,000
Sr. Unsec’d. Notes
5.500%	03/01/19			1,500	1,552,500
THC Escrow Corp. III,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)		675	677,531
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35			1,670	1,876,953

					34,294,330

Holding Companies – Diversified — 0.1%
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
7.500%	07/08/26		GBP	3,500	5,520,462

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20			1,500	1,548,750
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18			3,000	3,153,750
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21			2,200	2,304,500
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26			1,500	1,597,500
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			2,000	2,070,000

					10,674,500

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26			650	660,563

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
1.847%(c)	06/24/22			1,200	1,201,175
3.000%	06/26/27			1,640	1,618,311
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	1,250	1,483,029

					4,302,515

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19			2,050	2,085,186
3.850%	04/01/23			1,500	1,574,909
4.200%	04/01/26			145	153,959

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Housewares (continued)
5.500%	04/01/46		310	$373,251

				4,187,305

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		4,855	4,966,786
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	744,797
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25		840	851,673
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	811,813
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	1,909,780
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,464,506
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		905	990,761
6.817%	08/15/18		100	105,585
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		980	1,274,783
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A(g)
2.950%	11/01/19		570	578,146
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,712,501

				17,411,131

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24		6,000	6,179,639
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		3,900	3,946,500
eBay, Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/23		400	396,460
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27	EUR	1,700	1,973,211

				12,495,810

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	912,615

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Iron/Steel (continued)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26			268	$289,105

					1,201,720

Leisure Time — 0.0%
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22			1,105	1,160,250

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23			1,500	1,605,000
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26			1,400	1,529,107
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/26			2,720	2,668,407
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23			2,525	2,783,813
8.625%	02/01/19			625	687,500
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21			2,500	2,562,500

					11,836,327

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.577%(c)	06/22/20			2,400	2,402,928

Media — 0.4%
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22		EUR	1,500	1,816,879
Gtd. Notes, 144A
7.750%	05/15/22			5,100	5,412,375
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26			1,600	1,680,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	(a)		1,000	1,037,500
8.625%	09/15/17			829	839,363
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23			2,425	2,546,250
5.375%	05/01/25			1,500	1,597,500
5.875%	04/01/24			800	854,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			800	814,000
6.375%	09/15/20			1,104	1,126,080
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22			7,700	8,204,088
6.384%	10/23/35			790	936,429

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
6.484%	10/23/45			955	$1,146,203
6.834%	10/23/55			250	304,709
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19			1,000	1,102,500
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45			500	480,989
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			1,500	1,627,500
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26	(a)		2,100	1,981,151
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,000	1,203,600
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(g)
5.125%	02/15/25			925	916,906
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27		GBP	1,100	1,474,250

					37,102,272

Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			370	448,443
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	(v)		13,500	14,376,015
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			825	882,000
6.750%	04/16/40			500	575,892

					16,282,350

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25		EUR	1,425	1,605,365
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24			1,410	1,444,040

					3,049,405

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			3,605	3,584,019
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23		AUD	600	383,042
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23		AUD	2,900	1,859,894

					5,826,955

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	$1,249,500
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,145,191

				2,394,691

Oil & Gas — 0.5%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,499,550
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		885	1,010,579
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		625	638,525
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	519,290
7.950%	04/15/32		1,700	2,216,591
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	796,482
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,687,823
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,688,306
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		535	529,436
4.750%	04/19/27		200	196,020
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18		1,800	1,904,184
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,495,288
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,000	1,027,019
5.250%	11/15/43		750	777,092
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.350%	06/30/22		4,576	2,471,040
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.625%	10/01/23		989	331,409
6.750%	10/01/23		827	277,012
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24		2,500	2,651,139
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	2,400	2,440,080
6.125%	01/17/22		2,430	2,506,545
7.375%	01/17/27		365	386,170
8.375%	05/23/21		4,700	5,261,086

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		1,310	$1,374,190
6.375%	01/23/45		773	753,675
Gtd. Notes, 144A
5.375%	03/13/22		375	394,781
6.500%	03/13/27		340	365,245
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	308,381
Gtd. Notes, MTN
6.875%	08/04/26		650	720,200
Phillips 66,
Gtd. Notes
4.875%	11/15/44		230	246,539
Gtd. Notes, 144A
1.884%(c)	04/15/20		3,200	3,206,435
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25		5,000	5,168,035
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	1,841,940
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		900	1,001,061

				47,691,148

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		600	614,754
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	1,065,949

				1,680,703

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26		430	424,922
3.600%	05/14/25		970	989,462
4.500%	05/14/35		1,625	1,713,782
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		1,970	2,102,636
4.750%	03/15/45		122	131,695
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	475,405
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	EUR	665	812,896
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,550	1,302,775
6.000%	02/01/25		500	407,500
Mylan NV,
Gtd. Notes
3.150%	06/15/21		1,100	1,119,077

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
3.950%	06/15/26	(a)	1,690	$1,712,374
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,488,393
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)	490	465,342
4.100%	10/01/46		155	142,768
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	325	275,031
6.750%	08/15/21		2,200	2,090,000

				16,654,058

Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,542,975
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20		686	713,440
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.946%(c)	06/15/20		2,100	2,098,797
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	2,172,167
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		2,600	2,623,444
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(g)
6.375%	03/30/38		853	909,003
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	907,448
4.300%	05/01/24		200	206,712
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18		100	104,679
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,818,452
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		105	108,137
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,044,994
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18		700	722,567
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
1.923%(c)	06/05/20		2,000	2,007,788
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		675	687,424
4.300%	03/04/24		2,275	2,366,396

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (continued)
4.900%	01/15/45		287	$287,377

				23,321,800

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,132,646
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,042,930
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,111,800

				7,287,376

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,810,260
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		1,700	1,814,750
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20		1,300	1,452,629
Goodman US Finance One LLC (Australia),
Gtd. Notes, 144A
6.375%	04/15/21		2,325	2,603,370
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,898,735
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,191,360
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21		1,750	1,866,891
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		605	607,514
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN
1.928%(c)	04/16/19		1,500	1,493,879
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		2,750	2,797,110
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	2,055,494

				21,591,992

Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	920,375
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,740	1,742,170
5.125%	07/20/45		510	584,661

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
5.300%	12/05/43			500	$576,212
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23			200	211,060
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		3,000	3,202,500
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35			220	242,811
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19			500	505,541
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21		GBP	895	1,270,901

					9,256,231

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.875%	01/15/27			1,690	1,735,461
NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22			1,000	1,041,250
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,425	1,490,265

					4,266,976

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26			2,760	2,672,552
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			2,325	2,481,938
Infor US, Inc.,
Sr. Sec’d. Notes, 144A(g)
5.750%	08/15/20			2,000	2,065,000
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			1,535	1,535,220
4.500%	02/06/57			740	814,739
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR	1,150	1,362,787

					10,932,236

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/04/26		EUR	1,000	1,131,416
1.808%(c)	01/15/20			800	804,146
2.023%(c)	07/15/21			2,100	2,121,750
3.150%	09/04/36		EUR	1,000	1,126,162
3.400%	05/15/25			5,510	5,416,826
4.500%	05/15/35			425	418,112
4.750%	05/15/46			570	558,944

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
4.800%	06/15/44		905	$896,895
5.250%	03/01/37		125	133,172
5.450%	03/01/47		110	118,418
Bharti Airtel International Netherlands BV (India), Gtd. Notes
3.375%	05/20/21	EUR	500	618,687
5.125%	03/11/23		220	231,548
Gtd. Notes, 144A
5.125%	03/11/23		400	420,996
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	846,297
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	2,090,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		2,000	2,017,500
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,137,565
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,766,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	101,324
4.522%	09/15/48		560	529,812
4.862%	08/21/46		2,530	2,530,430

				25,016,000

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.700%	09/01/45		1,430	1,610,490
Hellenic Railways Organization SA (Greece), Gov’t. Gtd. Notes
5.014%	12/27/17	EUR	1,000	1,125,020
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	8,094,000

				10,829,510

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
3.050%	01/09/20		2,490	2,538,819

TOTAL CORPORATE BONDS (cost $1,033,228,166)				1,050,166,551

FOREIGN GOVERNMENT BONDS — 2.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		1,130	1,209,100
6.875%	01/26/27		2,100	2,175,600
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	4,147,395

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Bundesobligation (Germany),
Bonds
0.707%(s)	04/17/20	EUR	6,700	$7,764,452
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	3,500	4,340,605
Canadian Government Real Return Bond (Canada),
Bonds
4.250%	12/01/26	CAD	1,200	1,870,215
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	377,250
11.750%	02/25/20		250	310,000
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,022,259
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,060	1,171,299
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		680	724,200
7.450%	04/30/44		200	228,000
7.500%	05/06/21		750	828,750
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	2,978,250
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,820,274
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/30	EUR	600	551,461
3.000%	02/24/32	EUR	90	80,372
3.000%	02/24/33	EUR	100	87,843
3.000%	02/24/34	EUR	510	441,638
3.000%	02/24/37	EUR	1,200	1,001,444
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	639,000	5,616,155
4.500%	07/03/17	JPY	200,000	1,778,173
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,172,544
6.375%	03/29/21		2,280	2,563,860
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,125	1,401,425
6.875%	01/17/18		200	205,199
Sr. Unsec’d. Notes, MTN
3.750%	06/14/28	EUR	875	1,094,633
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR	5,600	6,857,208
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	7,600	8,761,449
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28	EUR	1,600	2,260,575
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,357,801

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	07/31/18		1,000	$999,799
1.750%	05/29/19		1,000	995,607
2.125%	06/01/20		400	399,954
2.250%	02/24/20		800	803,459
2.500%	06/01/22		800	803,599
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18		4,000	4,019,959
Sr. Unsec’d. Notes, MTN, 144A
2.625%	04/20/22		5,300	5,307,150
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		3,000	3,010,500
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	15,469	835,307
7.750%	05/29/31	MXN	10,752	634,341
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
6.570%(c)	01/04/18	MXN	53,400	2,837,973
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		505	492,931
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,000	1,001,000
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	4,138,422
2.500%	09/20/35	NZD	1,700	1,342,828
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,602,627
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		4,500	4,589,999
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	288,044
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22		315	317,431
2.450%	06/29/22		800	806,583
4.000%	10/07/19		600	629,154
4.400%	04/14/20		310	330,617
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,118,503
3.450%	06/02/45	CAD	3,000	2,524,969
3.500%	06/02/24	CAD	3,000	2,505,745
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	209,250
Notes
4.250%	12/01/21	CAD	1,100	934,652
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,255,227
2.750%	04/12/27		910	905,991
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,328,341

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
3.750%	09/01/24	CAD	1,600	$1,358,285
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	3,099,413
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		1,450	1,652,928
Qatar Government International (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,482,739
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,203,440
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26		1,400	1,388,156
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.850%	05/10/23		3,000	3,494,801
South Africa Government Bond (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	515,105
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,945,325
Spain Government Bond (Spain),
Bonds
3.800%	04/30/24	EUR	4,600	6,264,315
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	13,200	14,824,951
2.750%	10/31/24	EUR	19,300	24,741,668
2.900%	10/31/46	EUR	300	346,188
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	303,092
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	7,246,729
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	996,043
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	601,181
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,590,000
7.000%	06/05/20		600	656,058
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	30	35,783
4.000%	03/07/22	GBP	3,300	4,981,075
4.250%	06/07/32	GBP	500	878,097
4.250%	12/07/40	GBP	3,100	5,851,788
Bonds, TIPS
4.250%	03/07/36	GBP	400	724,342
Unsec’d. Notes
3.250%	01/22/44	GBP	18,050	30,013,245
3.500%	01/22/45	GBP	2,300	4,019,084
4.500%	09/07/34	GBP	200	367,377

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds, TIPS
0.125%	03/22/58	GBP	90	$239,883
0.125%	11/22/65	GBP	720	2,151,038
0.125%	03/22/68	GBP	140	459,230
Sr. Unsec’d. Notes
0.125%	03/22/46	GBP	125	270,940

TOTAL FOREIGN GOVERNMENT BONDS (cost $258,370,907)				254,871,690

MUNICIPAL BONDS — 0.2%
California — 0.1%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,231,593
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40		3,000	4,671,600
7.625%	03/01/40		200	304,712

				6,207,905

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57		4,000	4,886,400

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	763,014
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44		735	686,556
7.375%	01/01/33		1,700	1,773,134

				3,222,704

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40		1,500	2,050,260
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42		435	588,094
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		4,000	4,358,040

				6,996,394

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50		800	1,275,568

TOTAL MUNICIPAL BONDS (cost $21,428,456)				22,588,971

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
3.598%(c)	09/25/35		141	131,487

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Series 2005-21CB, Class A3
5.250%	06/25/35	11	$9,991
Series 2005-56, Class 2A2
2.699%(c)	11/25/35	14	13,495
Series 2005-56, Class 2A3
2.159%(c)	11/25/35	14	13,068
Series 2005-62, Class 2A1
1.732%(c)	12/25/35	226	205,366
Series 2005-76, Class 2A1
1.732%(c)	02/25/36	17	15,409
Series 2005-81, Class A1
1.496%(c)	02/25/37	1,580	1,324,614
Series 2005-82, Class A1
1.486%(c)	02/25/36	3,721	3,264,747
Series 2005-J12, Class 2A1
1.486%(c)	08/25/35	1,957	1,310,933
Series 2006-2CB, Class A14
5.500%	03/25/36	35	27,934
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,322	724,829
Series 2006-OA2, Class A5
1.442%(c)	05/20/46	1,768	1,316,790
Series 2006-OA11, Class A1B
1.406%(c)	09/25/46	83	70,960
Series 2006-OA19, Class A1
1.392%(c)	02/20/47	2,203	1,736,424
Series 2006-OA22, Class A1
1.376%(c)	02/25/47	133	124,216
Series 2007-16CB, Class 5A1
6.250%	08/25/37	32	28,187
American Home Mortgage Assets Trust, Series 2007-1, Class A1
1.432%(c)	02/25/47	1,891	1,227,677
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
1.406%(c)	03/27/36	3,225	3,120,714
Series 2015-R3, Class 2A1, 144A
1.346%(c)	02/27/37	3,356	3,193,223
Series 2015-R3, Class 6A1, 144A
1.386%(c)	05/27/36	3,209	3,145,902
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36	28	26,277
Series 2006-J, Class 4A1
3.559%(c)	01/20/47	846	792,080
Series 2015-R2, Class 5A1, 144A
1.381%(c)	09/29/36	3,414	3,281,923
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36	1,335	1,333,233
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.778%(c)	06/25/35	49	46,090
Series 2005-H, Class 2A1
3.209%(c)	09/25/35	23	22,480
Series 2005-H, Class 2A5
3.209%(c)	09/25/35	280	268,143

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bankinter 8 Fondo de Titulizacion de Activos (Spain), Series 8, Class A
0.570%(c)	10/25/37	EUR	343	$383,879
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 144A
2.972%(c)	10/27/27		504	504,354
Series 2017-CRT1, Class M, 144A
3.372%(c)	10/25/28		1,125	1,125,780
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
15.343%(c)	04/26/37		68	16,684
Series 2011-RR4, Class 8A2, 144A
9.628%(c)	02/26/36		1,533	599,594
Series 2011-RR5, Class 5A1, 144A
5.250%(c)	08/26/37		266	272,897
Series 2011-RR5, Class 12A2, 144A
5.042%(c)	03/26/37		1,099	648,586
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.312%(c)	08/25/33		7	7,094
Series 2003-9, Class 2A1
3.680%(c)	02/25/34		72	73,321
Series 2004-2, Class 22A
3.667%(c)	05/25/34		12	11,806
Series 2004-10, Class 13A1
3.359%(c)	01/25/35		77	75,340
Series 2004-10, Class 22A1
3.653%(c)	01/25/35		40	39,650
Series 2005-1, Class 2A1
3.427%(c)	03/25/35		32	31,418
Series 2005-2, Class A1
3.260%(c)	03/25/35		66	66,642
Series 2005-2, Class A2
3.636%(c)	03/25/35		17	16,952
Series 2005-4, Class 3A1
3.210%(c)	08/25/35		498	452,157
Series 2005-5, Class A2
2.820%(c)	08/25/35		57	57,033
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.361%(c)	09/25/35		193	164,432
Series 2005-9, Class 24A1
3.393%(c)	11/25/35		105	86,990
Series 2005-10, Class 24A1
3.200%(c)	01/25/36		186	176,957
Series 2006-2, Class 23A1
3.416%(c)	03/25/36		203	157,784
Series 2006-4, Class 21A1
3.365%(c)	08/25/36		176	134,114
Series 2006-5, Class 2A2
3.471%(c)	08/25/36		273	202,356
Series 2006-6, Class 32A1
3.250%(c)	11/25/36		402	329,357
Series 2006-8, Class 3A1
1.376%(c)	02/25/34		72	66,712
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
1.376%(c)	12/25/46		2,490	2,193,087

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.421%(c)	01/26/36		1,109	$1,007,025
Series 2007-R6, Class 2A1^
3.063%(c)	12/26/46		700	605,556
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.019%(c)	12/31/55	EUR	380	432,697
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.573%(c)	03/25/34		33	32,516
Series 2005-10, Class 1A2A
3.357%(c)	12/25/35		49	34,500
Series 2005-11, Class A2A
2.930%(c)	10/25/35		883	888,809
Series 2011-12, Class 3A2, 144A
3.174%(c)	09/25/47		928	840,907
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.399%(c)	08/25/34		66	60,588
Series 2004-12, Class 12A1
3.264%(c)	08/25/34		189	172,807
Series 2004-22, Class A3
3.123%(c)	11/25/34		883	872,122
Series 2004-HYB5, Class 2A1
3.076%(c)	04/20/35		43	42,657
Series 2005-2, Class 1A1
1.856%(c)	03/25/35		549	440,771
Series 2005-9, Class 1A1
1.816%(c)	05/25/35		639	547,495
Series 2005-HYB6, Class 5A1
3.051%(c)	10/20/35		97	84,614
Series 2005-HYB9, Class 5A1
3.306%(c)	02/20/36		273	241,469
Series 2007-18, Class 1A1
6.000%	11/25/37		188	168,696
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
3.257%(c)	08/25/33		6	5,870
CSFB Mortgage-Backed Trust, Series 2004-AR6, Class 9A2
1.956%(c)	10/25/34		46	43,767
CSMC Mortgage-Backed Trust, Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		219	115,545
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.254%(c)	04/26/38		1,431	1,416,178
Series 2014-RPL2, Class A1, 144A
3.500%(c)	03/25/54		3,245	3,243,691
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		43	43,696
Series 2007-AR2, Class A1
1.366%(c)	03/25/37		1,590	1,352,272
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1B1
1.316%(c)	10/25/36		9	6,794

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AB4, Class A6A2
5.886%	10/25/36		68	$63,949
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.489%(c)	06/15/40	GBP	1,076	1,342,266
Eurosail PLC (United Kingdom), Series 2006-4X, Class A3C
0.449%(c)	12/10/44	GBP	1,240	1,587,445
Series 2007-3A, Class A2B, 144A
0.646%(c)	06/13/45	GBP	2	2,538
Series 2007-3X, Class A3A
1.240%(c)	06/13/45	GBP	673	845,771
Series 2007-3X, Class A3C
1.240%(c)	06/13/45	GBP	224	281,887
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
2.666%(c)	01/25/29		1,354	1,370,992
Series 2017-C01, Class 1M2
4.766%(c)	07/25/29		640	675,871
Series 2017-C03, Class 1M2
4.216%(c)	10/25/29		910	934,521
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		94	101,771
Series 2006-118, Class A2
1.120%(c)	12/25/36		61	60,293
Series 2011-3, Class FA
1.896%(c)	02/25/41		180	182,413
Series 2015-87, Class BF
1.516%(c)	12/25/45		2,398	2,395,080
F-E Mortgages Srl (Italy), Series 1, Class A1
0.014%(c)	12/15/43	EUR	1,145	1,305,564
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA1, Class 1A1
3.036%(c)	03/25/35		523	434,024
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR2, Class 2A1
3.296%(c)	06/25/35		563	538,814
Series 2007-AR1, Class 1A1
3.316%(c)	05/25/37		431	354,815
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		137	155,985
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		446	489,249
Series 3172, Class FK
1.609%(c)	08/15/33		109	109,588
Freddie Mac Strips,
Series 278, Class F1
1.609%(c)	09/15/42		913	914,790
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3
5.766%(c)	10/25/24		634	698,749
Series 2015-DNA1, Class M3
4.516%(c)	10/25/27		3,190	3,566,057
Series 2016-HQA2, Class M2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.466%(c)	11/25/28	1,200	$1,233,136
Series 2016-HQA3, Class M2
2.566%(c)	03/25/29	740	751,944
Series 2017-DNA1, Class M2
4.466%(c)	07/25/29	1,030	1,074,451
Government National Mortgage Assoc.,
Series 2014-H01, Class FD
1.643%(c)	01/20/64	1,561	1,566,830
Series 2014-H14, Class DF
1.493%(c)	07/20/64	2,746	2,741,213
Series 2015-H30, Class FA
1.673%(c)	08/20/61	1,978	1,984,313
Series 2016-H02, Class FH
1.000%(c)	01/20/66	2,609	2,655,771
Series 2017-H10, Class FB
2.550%(c)	04/20/67	7,302	7,539,915
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.718%(c)	10/25/33	361	357,834
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1
1.456%(c)	08/25/45	1,988	1,786,471
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
1.164%(c)	01/26/37	2,625	2,572,553
Series 2015-3R, Class 1A2, 144A
1.164%(c)	01/26/37	1,300	1,176,100
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.560%(c)	03/25/33	8	7,916
Series 2005-AR1, Class 1A1
3.498%(c)	01/25/35	18	17,188
Series 2005-AR2, Class 2A1
3.608%(c)	04/25/35	196	196,932
Series 2005-AR3, Class 6A1
3.532%(c)	05/25/35	264	259,922
Series 2006-AR1, Class 2A1
3.370%(c)	01/25/36	133	129,666
HarborView Mortgage Loan Trust,
Series 2003-1, Class A
3.202%(c)	05/19/33	13	12,455
Series 2004-1, Class 2A
3.274%(c)	04/19/34	80	79,384
Series 2005-2, Class 2A1A
1.649%(c)	05/19/35	563	524,864
Series 2005-4, Class 3A1
3.575%(c)	07/19/35	35	31,079
Series 2005-9, Class 2A1A
1.552%(c)	06/20/35	1,863	1,819,512
Series 2005-10, Class 2A1A
1.519%(c)	11/19/35	613	568,324
Series 2006-5, Class 2A1A
1.389%(c)	07/19/46	111	65,740
HomeBanc Mortgage Trust,
Series 2005-4, Class A2
1.546%(c)	10/25/35	173	169,330

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust,
Series 2007-1, Class A2
1.376%(c)	03/25/37		2,083	$1,757,908
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.690%(c)	11/25/35		39	37,120
Series 2007-AR1, Class 1A2
3.586%(c)	03/25/37		1,151	1,113,635
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1
2.056%(c)	05/25/34		791	730,051
Series 2005-AR12, Class 2A1A
1.456%(c)	07/25/35		68	59,819
Series 2005-AR18, Class 2A1A
1.526%(c)	10/25/36		1,465	1,102,990
Series 2006-AR12, Class A1
1.406%(c)	09/25/46		283	248,485
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.980%(c)	11/25/33		7	6,342
Series 2005-A2, Class 7CB1
3.455%(c)	04/25/35		54	54,272
Series 2005-A6, Class 2A1
3.275%(c)	08/25/35		33	33,326
Series 2005-ALT1, Class 3A1
3.047%(c)	10/25/35		92	78,886
Series 2006-A1, Class 3A2
3.355%(c)	02/25/36		39	34,569
Series 2006-A7, Class 2A2
3.263%(c)	01/25/37		963	953,826
Series 2007-A1, Class 1A1
3.411%(c)	07/25/35		36	36,709
Series 2007-S3, Class 1A90
7.000%	08/25/37		250	224,794
Kensington Mortgage Securities PLC (United Kingdom), Series 2007-1X, Class A3C
1.412%(c)	06/14/40		3,236	3,117,888
Lehman XS Trust,
Series 2007-4N, Class 1A2A
1.376%(c)	03/25/47		1,949	1,843,818
Series 2007-12N, Class 2A1
1.396%(c)	07/25/37		1,891	1,595,665
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2016-3, Class A, 144A
3.227%(c)	09/01/21		1,345	1,345,255
Series 2017-1, Class A, 144A^
3.227%(c)	01/01/22		2,503	2,497,326
Series 2017-4, Class A, 144A
3.227%(c)	05/01/22		11,403	11,292,732
Series 2017-5, Class A, 144A
3.227%(c)	05/01/22		8,070	7,985,595
Ludgate Funding PLC (United Kingdom), Series 2007-1, Class A2B
0.028%(c)	01/01/61	EUR	3,682	4,026,561
Mansard Mortgages PLC (United Kingdom), Series 2007-2X, Class A1
0.939%(c)	12/15/49	GBP	2,254	2,870,347

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Marche Mutui Srl (Italy),
Series 4, Class A
0.062%(c)	02/25/55	EUR	55	$63,088
Series 6, Class A1
1.922%(c)	01/27/64	EUR	100	114,627
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 2A1
3.159%(c)	12/25/33		99	96,113
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.083%(c)	02/25/33		70	67,551
Series 2005-2, Class 1A
2.665%(c)	10/25/35		40	40,345
Series 2005-2, Class 2A
2.710%(c)	10/25/35		300	301,063
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A4
3.110%(c)	06/25/36		102	100,467
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A
1.967%(c)	07/10/19		2,110	2,110,887
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.716%(c)	09/25/37		3,878	3,667,128
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
1.534%(c)	10/07/20		188	188,580
Series 2010-R2, Class 1A
1.454%(c)	11/06/17		155	155,333
Series 2010-R3, Class 1A
1.644%(c)	12/08/20		186	187,295
Series 2010-R3, Class 2A
1.644%(c)	12/08/20		1,459	1,466,804
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.028%(c)	12/01/50	EUR	652	689,855
Series 2007-1X, Class A3
0.454%(c)	12/01/50	GBP	3,200	3,805,657
Series 2007-2X, Class A2
0.419%(c)	12/15/50	GBP	1,009	1,298,257
Series 2007-3X, Class A2B
0.270%(c)	12/15/50	EUR	2,398	2,705,910
Series 2007-3X, Class A3
1.289%(c)	12/15/50	GBP	1,229	1,528,249
Series 2007-3X, Class BA
1.539%(c)	12/15/50	GBP	307	370,026
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.119%(c)	08/25/33		46	46,523
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 144A
1.636%(c)	11/25/34		1,637	1,446,610
Series 2006-R1, Class AF1, 144A
1.556%(c)	01/25/36		1,838	1,637,056
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		111	100,043
Series 2006-QO6, Class A1

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.396%(c)	06/25/46		639	$277,513
Series 2007-QO2, Class A1
1.366%(c)	02/25/47		2,069	1,257,403
Residential Asset Securitization Trust, Series 2005-A4, Class A1
1.666%(c)	04/25/35		277	220,629
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
3.526%(c)	09/25/35		303	251,572
Series 2006-SA1, Class 2A1
4.287%(c)	02/25/36		66	59,345
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.449%(c)	12/15/43	GBP	1,706	2,116,233
Series 2007-1X, Class M1B
0.509%(c)	12/15/43	GBP	826	989,289
RMAC PLC (United Kingdom), Series 2004-NSP4, Class A2
0.479%(c)	12/12/36	GBP	919	1,149,794
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.439%(c)	06/12/44	GBP	2,421	3,004,710
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
1.412%(c)	07/20/36		123	116,530
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.396%(c)	02/25/34		145	144,829
Series 2004-4, Class 3A2
3.447%(c)	04/25/34		19	18,773
Series 2004-18, Class 3A1
3.369%(c)	12/25/34		3,862	3,747,923
Series 2004-18, Class 5A
3.529%(c)	12/25/34		29	28,772
Series 2005-1, Class 2A
3.343%(c)	02/25/35		3,438	3,404,443
Series 2005-18, Class 6A1
3.331%(c)	09/25/35		416	368,620
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
1.869%(c)	10/19/34		10	9,529
Series 2005-AR5, Class A2
1.459%(c)	07/19/35		134	130,740
Series 2006-AR3, Class 12A1
1.436%(c)	05/25/36		175	153,394
Series 2006-AR7, Class A10
1.416%(c)	08/25/36		1,955	1,957,197
Series 2006-AR7, Class A1BG
1.336%(c)	08/25/36		2,886	2,536,162
Series 2007-AR4, Class A3
1.436%(c)	09/25/47		613	541,618
TBW Mortgage-Backed Trust, Series 2006-4, Class A6
5.970%	09/25/36		284	31,029
Thornburg Mortgage Securities Trust, Series 2007-3, Class 2A1
2.970%(c)	06/25/47		99	89,655

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Trinity Square PLC (United Kingdom), Series 2015-1A, Class A, 144A
1.486%(c)	07/15/51	GBP	1,192	$1,569,909
Wachovia Mortgage Loan Trust LLC, Series 2007-A, Class 3A1
3.388%(c)	03/20/37		165	160,182
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A
1.932%(c)	11/25/42		1	1,354
Series 2005-2, Class 1A3
1.666%(c)	04/25/35		855	650,964
Series 2005-AR10, Class 3A1
3.312%(c)	08/25/35		9	8,117
Series 2005-AR16, Class 1A3
2.879%(c)	12/25/35		574	554,940
Series 2006-1, Class 2CB2
7.000%	02/25/36		1,772	1,336,847
Series 2006-AR2, Class 2A1
2.809%(c)	03/25/36		227	206,268
Series 2006-AR5, Class 3A
1.672%(c)	07/25/46		45	31,180
Series 2006-AR5, Class A12A
1.712%(c)	06/25/46		48	45,560
Series 2006-AR7, Class 3A
2.145%(c)	07/25/46		264	250,843
Series 2006-AR10, Class 1A2
2.918%(c)	09/25/36		61	57,191
Series 2006-AR13, Class 2A
2.145%(c)	10/25/46		25	23,673
Series 2006-AR15, Class 2A
2.145%(c)	11/25/46		88	83,618
Series 2006-AR19, Class 1A1A
1.462%(c)	01/25/47		150	140,674
Series 2007-HY1, Class 3A3
3.141%(c)	02/25/37		5,315	5,017,476
Series 2007-OA3, Class 2A
1.502%(c)	04/25/47		5,479	4,591,783
1.482%(c)	02/25/47		672	511,994
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.193%(c)	09/25/34		30	30,603
Series 2005-AR4, Class 1A3
3.236%(c)	04/25/35		1,466	1,479,816
Series 2006-AR2, Class 2A1
3.107%(c)	03/25/36		292	294,234
Series 2006-AR2, Class 2A3
3.107%(c)	03/25/36		209	209,280
Series 2006-AR6, Class 3A1
3.170%(c)	03/25/36		138	131,390
Series 2006-AR8, Class 3A1
3.173%(c)	04/25/36		92	90,205
Series 2006-AR10, Class 5A6
3.324%(c)	07/25/36		508	508,417

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $198,627,465)				200,935,091

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corp.
3.250%(c)	03/01/35		5	$5,175
6.250%	07/15/32	(hh)	820	1,165,664
6.750%	03/15/31	(hh)	600	868,085
Federal National Mortgage Assoc.
1.892%(c)	11/01/42		63	64,204
1.892%(c)	03/01/44		41	41,756
3.000%	TBA		14,750	14,707,301
3.000%	TBA		9,550	9,537,125
3.500%	TBA		4,010	4,105,437
3.500%	TBA		35,590	36,491,945
3.500%	TBA		1,000	1,039,707
4.295%	06/01/21		2,830	3,039,773
6.250%	05/15/29	(hh)	1,080	1,465,518
6.625%	11/15/30	(hh)	515	736,276
7.125%	01/15/30	(hh)	765	1,116,680
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27		330	337,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $75,153,421)				74,722,382

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds
1.875%	02/28/22		10,200	10,212,352
2.250%	08/15/46	(h)	1,900	1,672,743
2.500%	05/15/46	(k)	2,760	2,567,772
2.750%	08/15/42		1,500	1,483,593
3.000%	05/15/42		2,135	2,210,976
3.000%	11/15/44	(h)(k)	1,750	1,805,782
3.000%	02/15/47		15,015	15,488,903
3.000%	05/15/47		3,650	3,766,913
3.125%	02/15/43	(h)	2,900	3,063,804
4.250%	11/15/40	(k)	2,085	2,620,096
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		11,260	11,754,558
0.125%	04/15/20		32,630	34,120,435
0.125%	04/15/21	(h)(hh)	80,510	82,928,428
0.125%	01/15/22	(h)	1,170	1,262,013
0.125%	04/15/22	(h)(hh)	32,400	32,418,223
0.125%	07/15/22		58,800	62,436,977
0.125%	01/15/23	(h)(hh)(k)	94,900	99,604,686
0.125%	07/15/24		36,090	36,503,236
0.125%	07/15/26		7,060	6,946,176
0.250%	01/15/25		13,520	13,708,559
0.375%	07/15/23	(h)(hh)(k)	36,015	38,082,119
0.375%	07/15/25	(h)(hh)	16,520	16,904,486
0.375%	01/15/27		6,800	6,759,823
0.625%	07/15/21		19,760	21,968,772
0.625%	01/15/24		17,018	18,086,678
0.625%	01/15/26	(h)(hh)(k)	60,980	63,144,753
0.625%	02/15/43	(h)	1,100	1,076,099
0.750%	02/15/42		8,090	8,328,674
0.750%	02/15/45	(h)	18,660	18,169,980
0.875%	02/15/47	(h)	6,070	5,966,364
1.000%	02/15/46		19,510	20,114,115
1.250%	07/15/20		12,360	14,445,898
1.375%	07/15/18		3,680	4,238,558

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.375%	01/15/20		6,700	$7,851,425
1.375%	02/15/44		13,780	15,725,549
1.625%	01/15/18	(h)	500	586,169
1.750%	01/15/28		4,600	5,983,876
1.875%	07/15/19		700	835,441
2.000%	01/15/26		4,290	5,922,155
2.125%	01/15/19	(h)(hh)(k)	3,800	4,467,727
2.125%	02/15/40		7,300	10,270,300
2.125%	02/15/41	(h)	2,560	3,570,952
2.375%	01/15/25		42,240	62,417,956
2.375%	01/15/27		2,730	3,842,657
2.500%	01/15/29		29,750	40,732,439
3.625%	04/15/28		10,580	20,893,158
3.875%	04/15/29	(h)	4,300	8,682,272
U.S. Treasury Notes
1.250%	07/31/23		2,000	1,909,532
1.375%	05/31/21	(h)(hh)(k)	22,780	22,464,110
1.500%	03/31/23		2,000	1,945,156
1.625%	05/31/23		4,000	3,911,876
1.750%	05/31/22	(a)	1,835	1,824,249
1.750%	06/30/22		1,965	1,952,259
1.875%	04/30/22	(h)	100	99,981
2.000%	05/31/24		2,820	2,797,307
2.000%	06/30/24		3,875	3,840,792
2.000%	11/15/26	(h)	300	292,523
2.125%	12/31/22	(hh)	880	887,013
2.125%	05/15/25		3,000	2,981,133
2.250%	04/30/21		5,695	5,805,563
2.250%	07/31/21		1,280	1,304,349
2.250%	11/15/25	(hh)(k)	1,705	1,705,399
2.250%	02/15/27		23,000	22,893,096
2.375%	05/15/27		7,835	7,884,580
2.750%	02/15/24		37,600	39,121,634
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28	(hh)	1,200	902,063
2.161%(s)	05/15/29	(hh)	2,920	2,161,489
2.763%(s)	08/15/29	(k)	1,000	734,692
2.857%(s)	05/15/31	(k)	1,000	694,299
3.019%(s)	11/15/35	(k)	2,000	1,207,112
3.177%(s)	08/15/40	(hh)(k)	2,000	1,023,614

TOTAL U.S. TREASURY OBLIGATIONS (cost $994,024,362)				985,988,441

TOTAL LONG-TERM INVESTMENTS (cost $7,592,184,896)				8,570,919,829

	Shares
SHORT-TERM INVESTMENTS — 14.3%
AFFILIATED MUTUAL FUNDS — 12.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	713,166,053	713,166,053
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $431,864,012; includes $431,391,708 of cash collateral for securities on loan)(b)(w)	431,783,403	431,826,582

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
TOTAL AFFILIATED MUTUAL FUNDS (cost $1,145,030,065)		$1,144,992,635

	Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 0.3%
Barclays Capital, Inc.,
1.440%, dated 06/30/17, due 07/03/17 in the amount of $11,201,344	11,200	11,200,000
Barclays Capital, Inc.,
1.440%, dated 06/30/17, due 07/03/17 in the amount of $13,401,608	13,400	13,400,000

TOTAL REPURCHASE AGREEMENTS (cost $24,600,000)		24,600,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Argentina Letras del Tesoro
2.841%	11/24/17			100	98,863
2.899%	10/13/17			300	297,594
3.151%	09/15/17			700	695,883
3.200%	12/15/17			500	493,406
Argentina Treasury Bills
2.600%	07/14/17			200	199,887
2.858%	10/27/17			100	99,084
2.950%	09/29/17			700	694,894
Brazil Letras do Tesouro Nacional
11.945%	01/01/18		BRL	29,200	8,445,604
12.327%	10/01/17		BRL	25,500	7,520,864
Mexico Cetes
6.617%	08/17/17		MXN	14,502	791,664
6.900%	01/04/18		MXN	113,638	6,032,747

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $24,345,940)					25,370,490

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
0.886%	08/31/17	(h)		475	474,282
0.920%	09/21/17	(k)		19,000	18,958,903
0.951%	08/31/17			374	373,435
0.953%	08/31/17			334	333,495
0.961%	08/31/17			372	371,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,512,108)					20,511,553

CERTIFICATES OF DEPOSIT — 0.5%
Barclays Bank PLC (United Kingdom)
1.710%(c)	03/16/18			12,200	12,197,584
1.949%(c)	11/06/17			2,700	2,706,080
Credit Suisse AG (Switzerland)
2.028%(c)	09/12/17			8,600	8,613,726
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.987%(c)	09/19/17			1,500	1,502,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (continued)
Natixis SA (France)
1.979%(c)	09/25/17	5,200	$5,207,852
Norinchukin Bank (Japan)
1.871%(c)	10/12/17	5,600	5,611,189
Sumitomo Mitsui Banking Corp. (Japan)
1.946%(c)	09/15/17	1,500	1,502,018
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.997%(c)	09/18/17	3,400	3,405,100
2.009%(c)	10/06/17	1,600	1,602,842

TOTAL CERTIFICATES OF DEPOSIT (cost $42,300,000)			42,348,608

COMMERCIAL PAPER(n) — 0.2%
Anthem, Inc.
1.422%	07/14/17	5,600	5,596,932
Ford Motor Credit Co.
1.510%	07/10/17	4,900	4,898,035
HP, Inc.
1.482%	07/25/17	2,400	2,398,138
Schlumberger Holdings Corp.
1.475%	08/28/17	1,300	1,296,913

TOTAL COMMERCIAL PAPER (cost $14,190,997)			14,190,018

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
5 Year U.S. Treasury Notes Futures,
expiring 08/25/17, Strike Price $122.25	23	—
10 Year U.S. Treasury Notes Futures,
expiring 08/25/17, Strike Price $135.50	14	—
expiring 08/25/17, Strike Price $136.00	26	—
Brent Crude Oil Futures,
expiring 11/27/17, Strike Price $59.00	2	1,660
expiring 11/27/17, Strike Price $60.00	2	1,340
expiring 11/27/17, Strike Price $61.00	2	1,080
expiring 11/14/18, Strike Price $64.00	2	2,780
expiring 11/14/18, Strike Price $64.00	11	15,290
Brent Crude Oil Spread,
expiring 10/30/18, Strike Price $2.00	7	279
Henry Hub Natural Gas Futures,
expiring 07/26/17, Strike Price $3.95	10	10
expiring 08/28/17, Strike Price $3.95	10	50
expiring 09/26/17, Strike Price $3.95	10	155

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Call Options (continued)
Interest Rate Swaptions,
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group	16,100	$1,705
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group	16,100	65,509
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	116,220	10,634
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	116,220	178,185
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	127,150	58,807
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	127,150	657,412
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	94,960
Natural Gas CSO Futures,
expiring 02/23/18, Strike Price $0.50		170	45,900
expiring 02/23/18, Strike Price $1.00		170	30,600
WTI Crude Oil Futures,
expiring 10/31/17, Strike Price $66.00		1	40
expiring 11/30/17, Strike Price $66.00		1	80
expiring 12/29/17, Strike Price $66.00		1	140

			1,166,616

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 03/19/18, Strike Price $98.25		950	30,875
expiring 03/19/18, Strike Price $98.25		1,495	48,588
10 Year Euro-Bund Futures,
expiring 08/25/17, Strike Price $147.00		EUR 474	5,414

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
10 Year U.S. Treasury Notes Futures,
expiring 08/25/17, Strike Price $111.00			1,552	$—
expiring 08/25/17, Strike Price $115.00			39	—
expiring 08/25/17, Strike Price $115.50			213	—
expiring 08/25/17, Strike Price $116.50			74	1,156
Brent Crude Oil Futures,
expiring 10/26/18, Strike Price $46.00			4	17,000
Crude Oil Futures,
expiring 07/21/17, Strike Price $(0.50)			2	20
expiring 08/21/17, Strike Price $(0.50)			2	60
expiring 09/19/17, Strike Price $(0.50)			2	100
expiring 10/19/17, Strike Price $(0.50)			2	160
expiring 11/17/17, Strike Price $(0.50)			2	160
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price $4.07	Citigroup Global Markets	EUR	5,000	83,667
Currency Option Australian Dollar vs Japanese Yen,
expiring 06/19/18, Strike Price $75.60	Goldman Sachs & Co.	AUD	5,200	60,919
FNMA TBA 3.50%,
expiring 08/07/17, Strike Price $73.00	JPMorgan Chase		340	—
Interest Rate Swaptions,
Pay a fixed rate of 2.00%and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	2,015	126,677
Pay a fixed rate of 2.34%and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,050	41,110
Pay a fixed rate of 2.07%and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	2,015	121,781
Pay a fixed rate of 2.39%and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,050	57,486
Pay a fixed rate of 2.75%and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		7,850	249,126

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group	7,850	$22,925
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	7,170	238,795
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	680	22,647
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	7,170	23,787
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	680	2,256
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	7,850	272,114
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	7,850	28,868
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	467,781
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	13,800	201,834
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	18,100	242,058

			2,367,364

TOTAL OPTIONS PURCHASED (cost $4,262,098)			3,533,980

TOTAL SHORT-TERM INVESTMENTS (cost $1,275,241,208)			1,275,547,284

				Value
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 110.3% (cost $8,867,426,104)				$9,846,467,113

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.0)%
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc.
4.000%	TBA
(proceeds received $1,052,188)			1,000	(1,049,473)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.0)%
Call Options — (0.0)%
90 Day Euro Dollar Futures,
expiring 03/19/18, Strike Price $98.75			1,495	(22,425)
expiring 03/19/18, Strike Price $98.75			950	(14,250)
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.50			118	(5,531)
expiring 08/25/17, Strike Price $127.50			69	(14,016)
expiring 08/25/17, Strike Price $127.50			62	(12,594)
Brent Crude Oil Futures,
expiring 08/25/17, Strike Price $54.00			12	(6,480)
expiring 11/15/17, Strike Price $64.00			11	(1,430)
expiring 11/15/17, Strike Price $64.00			2	(260)
expiring 04/25/18, Strike Price $60.00			12	(24,120)
expiring 04/25/18, Strike Price $63.00			14	(18,620)
expiring 04/25/18, Strike Price $64.00			13	(15,080)
Brent Crude Oil Spread,
expiring 10/30/17, Strike Price $0			3	(61)
expiring 10/30/18, Strike Price $0			7	(981)
Crude Oil Futures,
expiring 07/17/17, Strike Price $53.00	BNP Paribas		5	(408)
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price 4.17%	Citigroup Global Markets	EUR	5,000	(104,674)
Currency Option United States Dollar vs Brazilian Real,
expiring 11/17/17, Strike Price 4.25%	Deutsche Bank AG		10,300	(24,696)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 01/11/18, Strike Price 6.30%	Credit Suisse First Boston Corp.		5,400		$(1,707)
Currency Option United States Dollar vs South African Rand,
expiring 07/06/17, Strike Price 14.40%	Goldman Sachs & Co.		7,700		(74)
Gasoline Futures,
expiring 11/27/17, Strike Price $160.00			—	(r)	(1,109)
expiring 11/27/17, Strike Price $161.00			—	(r)	(1,042)
expiring 11/27/17, Strike Price $163.00			2		(3,679)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 05/16/24, Strike Price 4.00%	JPMorgan Chase		600		(130)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price 3.00%	Goldman Sachs & Co.	EUR	2,000		(23,302)
Interest Rate Swaptions,
Pay a fixed rate of 1.75%and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		32,200		(21,542)
Pay a fixed rate of 1.80%and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		116,220		(41,330)
Pay a fixed rate of 1.85%and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		116,220		(51,549)
Pay a fixed rate of 1.63%and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		127,150		(174,742)
Pay a fixed rate of 1.70%and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		127,150		(240,974)
Pay a fixed rate of 1.80%and receive a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		7,400		(3,217)
Natural Gas Calendar Swaps,
expiring 07/26/17, Strike Price $3.30	Citigroup Global Markets		120		(13,992)
expiring 07/26/17, Strike Price $3.30	Goldman Sachs & Co.		120		(13,992)
Natural Gas CSO Futures,

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 09/26/17, Strike Price $(0.20)			100		$(1,500)
expiring 02/23/18, Strike Price $0.75			340		(74,800)
RBOB Calendar Swap Futures,
expiring 10/31/17, Strike Price $185.00			—	(r)	(1)
expiring 11/30/17, Strike Price $185.00			—	(r)	(2)
expiring 12/29/17, Strike Price $185.00			—	(r)	(3)
WTI Crude Oil Futures,
expiring 07/17/17, Strike Price $52.00			12		(601)
expiring 07/17/17, Strike Price $54.00			12		(360)
expiring 09/15/17, Strike Price $51.50			12		(9,240)

					(944,514)

Put Options — (0.0)%
10 Year Euro-Bund Futures,
expiring 08/25/17, Strike Price $160.50		EUR	65		(58,650)
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $126.00			118		(90,344)
expiring 08/25/17, Strike Price $124.00			69		(24,797)
expiring 08/25/17, Strike Price $124.50			62		(29,063)
Brent Crude Oil Futures,
expiring 04/25/18, Strike Price $43.00			14		(32,900)
expiring 04/25/18, Strike Price $44.00			13		(34,840)
expiring 04/25/18, Strike Price $45.00			12		(36,240)
expiring 10/17/18, Strike Price $45.00			4		(18,240)
Brent Crude Oil Spread,
expiring 10/30/17, Strike Price $(3.00)			3		(961)
expiring 04/27/18, Strike Price $(3.00)			2		(1,041)
expiring 04/27/18, Strike Price $(2.00)			4		(4,241)
Crude Oil Futures,
expiring 07/17/17, Strike Price $46.00	BNP Paribas		5		(2,142)
expiring 07/21/17, Strike Price $(1.00)			4		(40)
expiring 08/21/17, Strike Price $(1.00)			4		(40)
expiring 09/19/17, Strike Price $(1.00)			4		(80)
expiring 10/19/17, Strike Price $(1.00)			4		(120)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 11/17/17, Strike Price $(1.00)			4	$(120)
Currency Option British Pound vs United States Dollar,
expiring 07/05/17, Strike Price 1.27	Deutsche Bank AG	GBP	1,400	(9)
expiring 07/06/17, Strike Price 1.27	Morgan Stanley	GBP	1,400	(40)
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price 3.95	Citigroup Global Markets	EUR	5,000	(27,992)
Currency Option Canadian Dollar vs Japanese Yen,
expiring 06/19/18, Strike Price 76.70	Goldman Sachs & Co.	CAD	5,200	(52,968)
Henry Hub Natural Gas Futures,
expiring 07/26/17, Strike Price $2.85			30	(1,230)
expiring 07/26/17, Strike Price $2.90			30	(1,680)
expiring 07/26/17, Strike Price $2.95			10	(500)
expiring 07/26/17, Strike Price $3.00			120	(11,520)
expiring 07/26/17, Strike Price $3.15			120	(21,840)
expiring 08/28/17, Strike Price $2.85			240	(20,664)
expiring 08/28/17, Strike Price $2.90			120	(12,588)
expiring 08/28/17, Strike Price $2.95			10	(1,300)
expiring 09/26/17, Strike Price $2.95			10	(1,500)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18, Strike Price — %	Deutsche Bank AG		700	—
expiring 03/24/20, Strike Price — %	JPMorgan Chase		7,900	(32,707)
expiring 04/07/20, Strike Price — %	Citigroup Global Markets		4,200	(8)
expiring 09/29/20, Strike Price — %	Citigroup Global Markets		700	(3)
expiring 09/29/20, Strike Price — %	Citigroup Global Markets		400	(2)
expiring 10/02/20, Strike Price — %	JPMorgan Chase		3,500	(19,448)
Interest Rate Swaptions,
Receive a fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,050	(142,147)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	2,015	$(28,199)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,050	(155,936)
Receive a fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	2,015	(34,549)
Receive a fixed rate of 2.60% and pay a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC		7,400	(65,058)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		7,850	(113,118)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		7,850	(47,824)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,170	(111,538)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		680	(10,578)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,170	(48,548)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		680	(4,604)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	7,850	$(130,009)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	7,850	(57,913)
Natural Gas Calendar Swaps,
expiring 07/26/17, Strike Price $2.95	Citigroup Global Markets	120	(109,962)
expiring 07/26/17, Strike Price $2.95	Goldman Sachs & Co.	120	(109,962)
Natural Gas CSO Futures,
expiring 09/26/17, Strike Price $(0.35)		100	(3,700)

			(1,713,503)

TOTAL OPTIONS WRITTEN (premiums received $3,838,978)			(2,658,017)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 110.3% (cost $8,862,534,938)			9,842,759,623
Liabilities in excess of other assets(z) — (10.3)%			(919,417,686)

NET ASSETS — 100.0%			$8,923,341,937

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,734,117 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $421,558,781; cash collateral of $431,391,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,148.315. The aggregate value of $4,298,512 is 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $25,152,214 is 0.3% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by FNMA (coupon rates 4.0%, maturity dates 07/01/37 — 04/01/47), with the aggregate value, including accrued interest, of $25,490,575.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(r)	Principal or notional amount is less than $500 par.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
204	2 Year U.S. Treasury Notes	Sep. 2017	$44,150,063	$44,086,313	$(63,750)
131	5 Year Euro-Bobl	Sep. 2017	19,907,269	19,705,211	(202,058)
4,993	5 Year U.S. Treasury Notes	Sep. 2017	589,758,490	588,354,838	(1,403,652)
100	10 Year Australian Treasury Bonds	Sep. 2017	77,433,561	77,284,708	(148,853)
384	10 Year Euro-Bund	Sep. 2017	72,090,458	70,993,992	(1,096,466)
3	10 Year Japanese Bonds	Sep. 2017	4,014,892	4,003,823	(11,069)
105	10 Year U.K. Gilt	Sep. 2017	17,505,014	17,172,693	(332,321)
3,011	10 Year U.S. Treasury Notes	Sep. 2017	379,360,952	377,974,594	(1,386,358)
76	10 Year U.S. Ultra Treasury Notes	Sep. 2017	10,299,063	10,245,750	(53,313)
646	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	105,486,190	107,155,250	1,669,060
195	CAC40 10 Euro	Jul. 2017	11,650,467	11,395,453	(255,014)
37	DAX Index	Sep. 2017	13,417,962	13,015,967	(401,995)
166	Euro-BTP Italian Government Bond	Sep. 2017	25,395,642	25,622,176	226,534
281	Euro-OAT	Sep. 2017	48,191,470	47,653,882	(537,588)
257	FTSE 100 Index	Sep. 2017	24,927,440	24,242,915	(684,525)
958	Mini MSCI EAFE Index	Sep. 2017	90,244,873	90,511,840	266,967

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
211	Russell 2000 Mini Index	Sep. 2017	$14,961,821	$14,920,865	$(40,956)
1,523	S&P 500 E-Mini Index	Sep. 2017	184,922,660	184,351,535	(571,125)
269	TOPIX Index	Sep. 2017	38,353,415	38,541,320	187,905

					(4,838,577)

Short Positions:
297	90 Day Euro Dollar	Sep. 2017	73,227,072	73,243,913	(16,841)
639	90 Day Euro Dollar	Dec. 2017	157,327,832	157,393,688	(65,856)
427	90 Day Euro Dollar	Mar. 2019	104,691,419	104,769,788	(78,369)
477	2 Year U.S. Treasury Notes	Sep. 2017	103,227,250	103,084,172	143,078
15	5 Year Euro-Bobl	Sep. 2017	2,278,765	2,256,322	22,443
413	5 Year U.S. Treasury Notes	Sep. 2017	48,763,052	48,666,242	96,810
9	10 Year Japanese Bonds	Sep. 2017	12,051,478	12,011,469	40,009
31	10 Year U.K. Gilt	Sep. 2017	5,167,340	5,070,033	97,307
512	20 Year U.S. Treasury Bonds	Sep. 2017	78,523,890	78,688,001	(164,111)
22	Euro Schatz. DUA Index	Sep. 2017	2,817,907	2,810,494	7,413

					81,883

					$(4,756,694)

Commodity futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1	Brent (ICE) Calendar Swap	Apr. 2018	$51,750	$50,820	$(930)
1	Brent (ICE) Calendar Swap	May 2018	51,750	50,990	(760)
1	Brent Crude	Oct. 2017	48,877	49,040	163
90	Brent Crude	Dec. 2018	4,496,292	4,639,500	143,208
112	Brent Crude	Dec. 2019	5,921,726	5,922,560	834
10	Brent Dubai (ICE) Calendar Swap	Jan. 2018	16,980	13,500	(3,480)
10	Brent Dubai (ICE) Calendar Swap	Feb. 2018	16,980	13,490	(3,490)
10	Brent Dubai (ICE) Calendar Swap	Mar. 2018	16,980	13,480	(3,500)
10	Brent Dubai (ICE) Calendar Swap	Apr. 2018	16,980	13,680	(3,300)
10	Brent Dubai (ICE) Calendar Swap	May 2018	16,980	14,190	(2,790)
10	Brent Dubai (ICE) Calendar Swap	Jun. 2018	16,980	14,660	(2,320)
10	Brent Dubai (ICE) Calendar Swap	Jul. 2018	16,980	14,960	(2,020)
10	Brent Dubai (ICE) Calendar Swap	Aug. 2018	16,980	15,050	(1,930)
10	Brent Dubai (ICE) Calendar Swap	Sep. 2018	16,980	15,150	(1,830)
10	Brent Dubai (ICE) Calendar Swap	Oct. 2018	16,980	15,160	(1,820)
10	Brent Dubai (ICE) Calendar Swap	Nov. 2018	16,980	15,550	(1,430)
10	Brent Dubai (ICE) Calendar Swap	Dec. 2018	16,980	15,970	(1,010)
10	Chicago Ethanol (Platts) Swap	Dec. 2017	594,930	619,500	24,570
17	Cocoa	Sep. 2017	319,042	337,662	18,620
5	Cotton No. 2	Dec. 2017	187,135	171,475	(15,660)
7	Cotton No. 2	Mar. 2018	237,609	236,495	(1,114)
12	Gold 100 OZ	Dec. 2018	1,527,320	1,524,120	(3,200)
22	Hard Red Winter Wheat	Dec. 2017	549,031	609,675	60,644
30	Henry Hub LD1 Fixed Price	Apr. 2018	191,700	214,350	22,650
36	Henry Hub Natural Gas Swap	Feb. 2018	278,195	300,240	22,045
24	Henry Hub Natural Gas Swap	Mar. 2018	179,478	196,080	16,602
40	Henry Hub Natural Gas Swap	Apr. 2018	286,438	285,800	(638)
20	Henry Hub Natural Gas Swap	May 2018	149,325	140,900	(8,425)
20	Henry Hub Natural Gas Swap	Jun. 2018	149,325	142,200	(7,125)
20	Henry Hub Natural Gas Swap	Jul. 2018	149,325	143,500	(5,825)
20	Henry Hub Natural Gas Swap	Aug. 2018	149,325	143,800	(5,525)
20	Henry Hub Natural Gas Swap	Sep. 2018	149,325	142,600	(6,725)
20	Henry Hub Natural Gas Swap	Oct. 2018	149,325	143,500	(5,825)
20	Henry Hub Natural Gas Swap	Nov. 2018	149,325	145,850	(3,475)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Commodity futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
20	Henry Hub Natural Gas Swap	Dec. 2018	$149,325	$152,250	$2,925
19	Lean Hogs	Oct. 2017	496,999	535,420	38,421
8	Live Cattle	Oct. 2017	377,499	368,640	(8,859)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2017	1,450	2,030	580
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2017	1,450	1,830	380
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2017	1,450	1,760	310
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2017	1,450	1,680	230
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2017	1,450	1,590	140
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2017	1,450	1,530	80
1	LME Copper	Nov. 2017	148,788	148,781	(7)
5	LME Copper	Dec. 2017	745,560	744,844	(716)
6	LME Lead	Nov. 2017	346,000	344,625	(1,375)
18	LME Zinc	Nov. 2017	1,237,538	1,241,888	4,350
60	Low Sulphur Gas Oil	Dec. 2017	2,826,140	2,643,000	(183,140)
82	Low Sulphur Gas Oil	Dec. 2018	3,993,888	3,761,750	(232,138)
12	Natural Gas	Sep. 2017	349,637	363,720	14,083
37	Natural Gas	Oct. 2017	1,142,446	1,131,460	(10,986)
22	Natural Gas	Feb. 2018	723,510	733,920	10,410
52	Natural Gas	Apr. 2018	1,502,461	1,486,160	(16,301)
34	Natural Gas	Oct. 2018	985,407	975,800	(9,607)
2	NY Harbor ULSD	Sep. 2017	123,394	125,219	1,825
2	NY Harbor ULSD	Dec. 2017	119,350	127,462	8,112
38	Platinum	Oct. 2017	1,794,887	1,760,160	(34,727)
15	Silver	Dec. 2017	1,326,789	1,254,900	(71,889)
19	Soybean Oil	Sep. 2017	364,602	378,024	13,422
33	White Sugar	Oct. 2017	752,657	639,705	(112,952)
4	WTI Crude	Dec. 2017	176,277	188,200	11,923
12	WTI Crude	Jan. 2018	641,585	567,720	(73,865)
14	WTI Crude	Feb. 2018	682,439	665,280	(17,159)
39	WTI Crude	Mar. 2018	1,813,939	1,860,300	46,361
50	WTI Crude	Sep. 2018	2,573,440	2,422,000	(151,440)
30	WTI Crude	Mar. 2019	1,512,976	1,472,400	(40,576)
6	WTI Crude	Jun. 2019	286,091	296,340	10,249
1	WTI Crude	Dec. 2019	48,130	49,960	1,830
12	WTI Crude	Jun. 2020	629,918	605,760	(24,158)
2	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2018	2,500	2,600	100
2	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2018	2,500	2,600	100
2	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2018	2,500	2,600	100
2	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2018	2,500	2,500	—
2	WTI Houston (Argus) vs. WTI Trade Month	May 2018	2,500	2,500	—
2	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2018	2,500	2,500	—
2	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2018	2,500	2,440	(60)
2	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2018	2,500	2,440	(60)
2	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2018	2,500	2,440	(60)
2	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2018	2,500	2,440	(60)
2	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2018	2,500	2,440	(60)
2	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2018	2,500	2,440	(60)
8	WTI Light Sweet Crude Oil	Sep. 2017	410,367	370,320	(40,047)
31	WTI Light Sweet Crude Oil	Dec. 2018	1,520,641	1,513,110	(7,531)
					(656,713)
Short Positions:
8	Brent Crude	Sep. 2017	411,615	390,160	21,455
2	Brent Crude	Nov. 2017	94,026	98,660	(4,634)
26	Brent Crude	Dec. 2017	1,256,387	1,289,340	(32,953)
20	Brent Crude	Jun. 2018	993,770	1,016,200	(22,430)
48	Brent Crude	Sep. 2018	2,532,576	2,459,520	73,056
35	Brent Crude	Mar. 2019	1,812,124	1,817,550	(5,426)
71	Brent Crude	Jun. 2019	3,751,462	3,711,880	39,582

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Commodity futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued):
48	Brent Crude	Jun. 2020	$2,590,093	$2,570,880	$19,213
23	Brent Crude	Dec. 2020	1,211,122	1,245,220	(34,098)
17	Cocoa	Dec. 2017	324,999	342,754	(17,755)
20	Coffee ’C’	Dec. 2017	1,015,657	969,000	46,657
11	Copper	Dec. 2017	748,514	749,925	(1,411)
77	Corn	Dec. 2017	1,535,394	1,509,200	26,194
2	Gasoline RBOB	Sep. 2017	127,009	126,202	807
7	Gasoline RBOB	Dec. 2017	382,406	404,221	(21,815)
9	Globex Natural Gas	Aug. 2017	294,410	273,150	21,260
9	Globex Natural Gas	Sep. 2017	276,300	272,790	3,510
25	Gold 100 OZ	Aug. 2017	3,190,026	3,105,750	84,276
1	Gold 100 OZ	Dec. 2017	127,468	124,960	2,508
31	Henry Hub LD1 Fixed Price	Mar. 2018	219,170	253,270	(34,100)
20	Henry Hub Natural Gas Swap	Jan. 2018	166,438	167,800	(1,362)
18	Live Cattle	Aug. 2017	872,672	837,360	35,312
5	LME Nickel	Nov. 2017	280,554	282,600	(2,046)
28	LME PRI Aluminum	Nov. 2017	1,341,256	1,347,675	(6,419)
10	Low Sulphur Gas Oil	Oct. 2017	410,000	439,250	(29,250)
41	Low Sulphur Gas Oil	Jun. 2018	1,983,375	1,846,025	137,350
41	Low Sulphur Gas Oil	Jun. 2019	2,020,015	1,916,750	103,265
4	Natural Gas	Aug. 2017	118,129	121,400	(3,271)
4	Natural Gas	Dec. 2017	128,894	130,680	(1,786)
27	Natural Gas	Jan. 2018	913,831	906,120	7,711
68	Natural Gas	Mar. 2018	2,269,504	2,222,240	47,264
18	Natural Gas	May 2018	508,946	507,240	1,706
69	No. 2 Soft Red Winter Wheat	Dec. 2017	1,655,829	1,880,250	(224,421)
11	NY Harbor ULSD	Oct. 2017	685,201	692,538	(7,337)
12	Soybean Meal	Sep. 2017	366,552	369,480	(2,928)
66	Sugar #11 (World)	Oct. 2017	1,098,015	1,020,835	77,180
4	WTI Crude	Aug. 2017	182,695	184,160	(1,465)
6	WTI Crude	Sep. 2017	299,332	277,740	21,592
4	WTI Crude	Oct. 2017	177,505	186,040	(8,535)
11	WTI Crude	Nov. 2017	482,060	514,470	(32,410)
5	WTI Crude	Apr. 2018	271,043	239,250	31,793
6	WTI Crude	May 2018	320,488	287,880	32,608
53	WTI Crude	Jun. 2018	2,659,497	2,549,830	109,667
7	WTI Crude	Jul. 2018	324,400	337,470	(13,070)
33	WTI Crude	Dec. 2018	1,556,171	1,610,730	(54,559)
2	WTI Crude	Sep. 2019	95,840	99,920	(4,080)
30	WTI Crude	Dec. 2020	1,543,805	1,533,900	9,905
4	WTI Light Sweet Crude Oil	Dec. 2017	178,011	188,200	(10,189)

					376,121

					$(280,592)

Cash of $3,668,327 has been segregated with Goldman Sachs & Co. and securities with combined market values of $26,193,349 and $5,782,638 have been segregated with Goldman Sachs & Co. and Citigroup Global Markets, respectively, to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 09/15/17	Citigroup Global Markets	ARS 4,375	$261,053	$252,602	$(8,451)
Expiring 09/15/17	Morgan Stanley	ARS 10,390	620,679	599,870	(20,809)
Australian Dollar,
Expiring 07/05/17	JPMorgan Chase	AUD 3,729	2,862,339	2,865,896	3,557

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 07/05/17	JPMorgan Chase	AUD	3,007	$2,276,729	$2,311,008	$34,279
Expiring 08/02/17	Goldman Sachs & Co.	AUD	4,564	3,505,275	3,506,249	974
Brazilian Real,
Expiring 07/05/17	BNP Paribas	BRL	228,000	72,669,323	68,742,510	(3,926,813)
Expiring 07/05/17	BNP Paribas	BRL	9,647	2,990,834	2,908,572	(82,262)
Expiring 07/05/17	Deutsche Bank AG	BRL	15,173	4,571,430	4,574,566	3,136
Expiring 07/05/17	Deutsche Bank AG	BRL	6,035	1,824,208	1,819,519	(4,689)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	24,017	7,167,000	7,241,064	74,064
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,836	552,705	553,617	912
Expiring 07/05/17	JPMorgan Chase	BRL	228,000	68,919,654	68,742,509	(177,145)
Expiring 08/02/17	BNP Paribas	BRL	24,017	7,148,228	7,195,257	47,029
Expiring 08/02/17	Deutsche Bank AG	BRL	6,035	1,807,435	1,808,009	574
Expiring 08/02/17	JPMorgan Chase	BRL	5,421	1,621,000	1,624,040	3,040
British Pound,
Expiring 07/05/17	Goldman Sachs & Co.	GBP	5,192	6,638,855	6,763,512	124,657
Expiring 07/05/17	Goldman Sachs & Co.	GBP	2,279	2,914,089	2,968,807	54,718
Expiring 07/05/17	Hong Kong & Shanghai Bank	GBP	1,373	1,773,096	1,788,579	15,483
Expiring 07/05/17	JPMorgan Chase	GBP	3,446	4,465,283	4,489,033	23,750
Expiring 07/05/17	JPMorgan Chase	GBP	1,395	1,807,623	1,817,238	9,615
Expiring 07/05/17	UBS AG	GBP	71,056	91,065,370	92,563,198	1,497,828
Expiring 07/05/17	UBS AG	GBP	5,193	6,655,349	6,764,815	109,466
Expiring 08/02/17	Hong Kong & Shanghai Bank	GBP	1,051	1,366,114	1,370,406	4,292
Canadian Dollar,
Expiring 07/05/17	Goldman Sachs & Co.	CAD	3,034	2,249,495	2,339,845	90,350
Expiring 07/05/17	JPMorgan Chase	CAD	20,987	16,011,213	16,185,727	174,514
Expiring 07/12/17	UBS AG	CAD	624	467,928	481,217	13,289
Expiring 08/15/17	Hong Kong & Shanghai Bank	CAD	1,056	782,832	814,986	32,154
Danish Krone,
Expiring 07/03/17	BNP Paribas	DKK	6,855	989,486	1,053,124	63,638
Expiring 07/03/17	BNP Paribas	DKK	2,078	313,369	319,240	5,871
Expiring 07/03/17	Goldman Sachs & Co.	DKK	3,140	473,319	482,393	9,074
Expiring 07/03/17	Goldman Sachs & Co.	DKK	1,111	167,471	170,682	3,211
Expiring 01/02/18	Goldman Sachs & Co.	DKK	510	77,720	79,134	1,414
Expiring 04/03/18	BNP Paribas	DKK	7,152	1,065,357	1,116,725	51,368
Euro,
Expiring 07/05/17	Credit Suisse First Boston Corp.	EUR	86,873	98,470,546	99,250,024	779,478
Expiring 07/05/17	Credit Suisse First Boston Corp.	EUR	3,257	3,704,838	3,721,034	16,196
Expiring 07/05/17	Goldman Sachs & Co.	EUR	972	1,095,009	1,110,484	15,475
Expiring 07/05/17	JPMorgan Chase	EUR	2,536	2,836,366	2,897,310	60,944
Expiring 08/02/17	JPMorgan Chase	EUR	5,665	6,469,134	6,482,179	13,045
Indian Rupee,
Expiring 07/20/17	Citigroup Global Markets	INR	317,438	4,920,000	4,897,292	(22,708)
Expiring 07/20/17	Societe Generale	INR	119,977	1,828,219	1,850,947	22,728
Expiring 07/20/17	Standard Chartered PLC	INR	26,696	406,800	411,857	5,057
Expiring 12/04/17	Citigroup Global Markets	INR	188,143	2,870,000	2,852,153	(17,847)
Expiring 12/04/17	Citigroup Global Markets	INR	119,977	1,830,311	1,818,791	(11,520)
Expiring 12/04/17	Goldman Sachs & Co.	INR	344,135	5,225,245	5,216,912	(8,333)
Indonesian Rupiah,
Expiring 10/13/17	JPMorgan Chase	IDR	14,460,490	1,065,543	1,071,147	5,604
Expiring 10/13/17	Standard Chartered PLC	IDR	94,015,500	6,948,670	6,964,111	15,441
Japanese Yen,
Expiring 07/05/17	BNP Paribas	JPY	1,160,728	10,368,271	10,322,243	(46,028)
Expiring 07/05/17	BNP Paribas	JPY	159,722	1,426,729	1,420,395	(6,334)
Expiring 07/05/17	Goldman Sachs & Co.	JPY	631,600	5,658,347	5,616,759	(41,588)
Expiring 08/02/17	JPMorgan Chase	JPY	185,300	1,657,203	1,649,949	(7,254)
Malaysian Ringgit,
Expiring 09/18/17	UBS AG	MYR	23,016	5,398,170	5,343,383	(54,787)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso,
Expiring 08/08/17	BNP Paribas	MXN	20,646	$1,070,523	$1,130,124	$59,601
Expiring 08/08/17	Citigroup Global Markets	MXN	5,055	271,991	276,706	4,715
Expiring 08/08/17	Citigroup Global Markets	MXN	2,419	134,835	132,412	(2,423)
Expiring 08/08/17	Credit Suisse First Boston Corp.	MXN	89,087	4,935,731	4,876,460	(59,271)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	5,132	278,093	280,899	2,806
Expiring 08/08/17	Standard Chartered PLC	MXN	9,265	512,000	507,130	(4,870)
Expiring 08/08/17	UBS AG	MXN	5,132	278,027	280,899	2,872
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,501,210	2,633,822	132,612
New Taiwanese Dollar,
Expiring 09/18/17	Deutsche Bank AG	TWD	632,814	20,916,000	20,864,393	(51,607)
New Zealand Dollar,
Expiring 07/05/17	Citigroup Global Markets	NZD	7,535	5,506,051	5,521,118	15,067
Peruvian Nuevo Sol,
Expiring 08/22/17	BNP Paribas	PEN	8,845	2,692,000	2,709,595	17,595
Russian Ruble,
Expiring 09/21/17	Citigroup Global Markets	RUB	107,094	1,852,846	1,784,427	(68,419)
Expiring 09/21/17	Credit Suisse First Boston Corp.	RUB	155,559	2,554,000	2,591,951	37,951
Expiring 09/21/17	Hong Kong & Shanghai Bank	RUB	173,055	2,830,000	2,883,464	53,464
South Korean Won,
Expiring 09/18/17	Credit Suisse First Boston Corp.	KRW	146,392	130,440	128,104	(2,336)
Swedish Krona,
Expiring 08/02/17	JPMorgan Chase	SEK	33,765	3,993,644	4,015,850	22,206
Turkish Lira,
Expiring 08/15/17	Citigroup Global Markets	TRY	3,280	922,000	919,624	(2,376)
Expiring 08/15/17	Credit Suisse First Boston Corp.	TRY	10,160	2,847,000	2,848,413	1,413
Expiring 08/15/17	Goldman Sachs & Co.	TRY	1,741	489,000	488,132	(868)
Expiring 08/15/17	Hong Kong & Shanghai Bank	TRY	4,018	1,131,000	1,126,457	(4,543)

				$536,107,653	$535,210,899	(896,754)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/17	Citigroup Global Markets	AUD	10,964	$8,168,180	$8,426,301	$(258,121)
Expiring 07/05/17	JPMorgan Chase	AUD	4,348	3,215,314	3,341,623	(126,309)
Expiring 07/05/17	JPMorgan Chase	AUD	3,232	2,390,040	2,483,929	(93,889)
Brazilian Real,
Expiring 07/05/17	BNP Paribas	BRL	188,811	57,073,577	56,926,880	146,697
Expiring 07/05/17	BNP Paribas	BRL	24,017	7,190,604	7,241,064	(50,460)
Expiring 07/05/17	BNP Paribas	BRL	15,173	4,703,945	4,574,565	129,380
Expiring 07/05/17	BNP Paribas	BRL	5,448	1,648,000	1,642,671	5,329
Expiring 07/05/17	BNP Paribas	BRL	4,199	1,269,164	1,265,902	3,262
Expiring 07/05/17	Deutsche Bank AG	BRL	15,173	4,586,354	4,574,566	11,788
Expiring 07/05/17	Deutsche Bank AG	BRL	6,035	1,818,272	1,819,519	(1,247)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	24,017	7,259,723	7,241,063	18,660
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,836	555,044	553,617	1,427
Expiring 07/05/17	JPMorgan Chase	BRL	228,000	57,912,116	68,742,510	(10,830,394)
Expiring 08/02/17	Deutsche Bank AG	BRL	15,173	4,544,184	4,545,627	(1,443)
Expiring 10/03/17	JPMorgan Chase	BRL	25,500	6,915,254	7,551,386	(636,132)
Expiring 01/03/18	Deutsche Bank AG	BRL	18,100	4,769,847	5,281,768	(511,921)
Expiring 01/03/18	Deutsche Bank AG	BRL	11,100	2,938,369	3,239,095	(300,726)
British Pound,
Expiring 07/05/17	Citigroup Global Markets	GBP	70,992	91,344,065	92,479,827	(1,135,762)
Expiring 07/05/17	Citigroup Global Markets	GBP	10,240	13,175,614	13,339,438	(163,824)
Expiring 07/05/17	JPMorgan Chase	GBP	8,702	11,180,819	11,335,918	(155,099)
Expiring 07/27/17	Bank of America	GBP	4,633	5,954,749	6,040,384	(85,635)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 07/27/17	Citigroup Global Markets	GBP	221	$281,735	$287,784	$(6,049)
Expiring 08/02/17	UBS AG	GBP	71,056	91,146,871	92,650,387	(1,503,516)
Expiring 08/02/17	UBS AG	GBP	5,193	6,661,305	6,771,187	(109,882)
Canadian Dollar,
Expiring 07/05/17	BNP Paribas	CAD	23,262	17,285,899	17,940,226	(654,327)
Expiring 07/05/17	Goldman Sachs & Co.	CAD	759	574,261	585,347	(11,086)
Expiring 08/02/17	JPMorgan Chase	CAD	20,987	16,019,585	16,194,695	(175,110)
Expiring 08/15/17	JPMorgan Chase	CAD	3,303	2,411,124	2,549,146	(138,022)
Expiring 08/15/17	JPMorgan Chase	CAD	135	100,496	104,188	(3,692)
Chinese Renminbi,
Expiring 07/05/17	Credit Suisse First Boston Corp.	CNH	191	27,660	28,159	(499)
Danish Krone,
Expiring 07/03/17	Barclays Capital Group	DKK	36,409	5,554,047	5,593,463	(39,416)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	43,980	6,621,101	6,756,585	(135,484)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	14,022	2,042,804	2,154,244	(111,440)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	12,893	1,878,240	1,980,703	(102,463)
Expiring 07/03/17	Standard Chartered PLC	DKK	87,800	13,192,709	13,488,589	(295,880)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	28,754	4,213,040	4,440,591	(227,551)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	8,720	1,343,762	1,346,663	(2,901)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	219,880	33,672,282	33,956,913	(284,631)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	16,088	2,463,706	2,484,532	(20,826)
Expiring 10/02/17	JPMorgan Chase	DKK	2,295	351,746	354,426	(2,680)
Expiring 10/02/17	UBS AG	DKK	175,815	27,108,676	27,151,785	(43,109)
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	3,992	608,444	616,537	(8,093)
Expiring 01/02/18	BNP Paribas	DKK	7,415	1,093,497	1,151,452	(57,955)
Expiring 01/02/18	Goldman Sachs & Co.	DKK	35,339	5,230,051	5,487,678	(257,627)
Expiring 01/02/18	Goldman Sachs & Co.	DKK	2,078	316,755	322,686	(5,931)
Expiring 01/02/18	JPMorgan Chase	DKK	33,569	4,879,924	5,212,820	(332,896)
Expiring 01/02/18	UBS AG	DKK	40,521	5,954,771	6,292,374	(337,603)
Expiring 01/02/18	UBS AG	DKK	5,174	748,359	803,392	(55,033)
Expiring 04/03/18	BNP Paribas	DKK	39,491	5,818,281	6,166,413	(348,132)
Expiring 04/03/18	BNP Paribas	DKK	21,432	3,118,957	3,346,580	(227,623)
Expiring 04/03/18	BNP Paribas	DKK	3,383	497,807	528,246	(30,439)
Expiring 04/03/18	Citigroup Global Markets	DKK	56,661	8,319,299	8,847,462	(528,163)
Expiring 04/03/18	Citigroup Global Markets	DKK	34,007	4,997,029	5,310,101	(313,072)
Expiring 04/03/18	Citigroup Global Markets	DKK	15,699	2,286,030	2,451,285	(165,255)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	108,035	16,019,425	16,869,374	(849,949)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	76,821	11,191,754	11,995,392	(803,638)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	3,140	480,894	490,302	(9,408)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	1,111	170,151	173,480	(3,329)
Expiring 04/03/18	JPMorgan Chase	DKK	38,559	5,638,105	6,020,884	(382,779)
Expiring 04/03/18	UBS AG	DKK	3,385	494,873	528,559	(33,686)
Expiring 07/02/18	JPMorgan Chase	DKK	39,590	6,086,105	6,217,475	(131,370)
Euro,
Expiring 07/05/17	BNP Paribas	EUR	3,019	3,370,982	3,449,125	(78,143)
Expiring 07/05/17	Citigroup Global Markets	EUR	3,966	4,461,668	4,531,047	(69,379)
Expiring 07/05/17	Citigroup Global Markets	EUR	2,758	3,102,693	3,150,940	(48,247)
Expiring 07/05/17	Goldman Sachs & Co.	EUR	147	164,949	167,944	(2,995)
Expiring 07/05/17	JPMorgan Chase	EUR	116	130,024	132,527	(2,503)
Expiring 07/05/17	UBS AG	EUR	83,632	94,071,364	95,547,270	(1,475,906)
Expiring 07/27/17	Citigroup Global Markets	EUR	17,901	19,661,416	20,476,566	(815,150)
Expiring 07/27/17	Citigroup Global Markets	EUR	1,382	1,575,508	1,580,852	(5,344)
Expiring 07/27/17	Citigroup Global Markets	EUR	380	424,221	434,354	(10,133)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	600	670,043	686,332	(16,289)
Expiring 07/27/17	JPMorgan Chase	EUR	800	875,863	915,109	(39,246)
Expiring 07/27/17	UBS AG	EUR	1,321	1,454,169	1,511,031	(56,862)
Expiring 08/02/17	Credit Suisse First Boston Corp.	EUR	86,873	98,616,058	99,404,475	(788,417)
Expiring 08/02/17	Credit Suisse First Boston Corp.	EUR	3,257	3,710,277	3,726,824	(16,547)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/02/17	JPMorgan Chase	EUR	13,101	$14,960,658	$14,990,826	$(30,168)
Indian Rupee,
Expiring 07/20/17	Credit Suisse First Boston Corp.	INR	119,977	1,856,940	1,850,948	5,992
Expiring 07/20/17	Goldman Sachs & Co.	INR	344,135	5,304,171	5,309,149	(4,978)
Expiring 12/04/17	BNP Paribas	INR	66	1,000	996	4
Expiring 12/04/17	Citigroup Global Markets	INR	176,433	2,684,000	2,674,634	9,366
Indonesian Rupiah,
Expiring 10/13/17	Goldman Sachs & Co.	IDR	36,378,726	2,648,000	2,694,720	(46,720)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	386	105,610	110,810	(5,200)
Japanese Yen,
Expiring 07/05/17	Goldman Sachs & Co.	JPY	1,101,928	9,952,339	9,799,341	152,998
Expiring 07/05/17	Goldman Sachs & Co.	JPY	690,400	6,221,597	6,139,662	81,935
Expiring 07/05/17	Goldman Sachs & Co.	JPY	159,722	1,442,572	1,420,395	22,177
Expiring 08/02/17	BNP Paribas	JPY	1,160,728	10,380,465	10,335,358	45,107
Expiring 08/02/17	BNP Paribas	JPY	159,722	1,428,407	1,422,200	6,207
Malaysian Ringgit,
Expiring 09/18/17	Credit Suisse First Boston Corp.	MYR	5,130	1,182,000	1,190,969	(8,969)
Expiring 09/18/17	Morgan Stanley	MYR	1,999	462,000	464,004	(2,004)
Expiring 09/18/17	UBS AG	MYR	4,165	965,000	966,946	(1,946)
Mexican Peso,
Expiring 08/08/17	BNP Paribas	MXN	45,649	2,366,972	2,498,753	(131,781)
Expiring 08/08/17	Citigroup Global Markets	MXN	36,762	1,988,435	2,012,285	(23,850)
Expiring 08/08/17	Citigroup Global Markets	MXN	20,443	1,101,922	1,119,013	(17,091)
Expiring 08/17/17	BNP Paribas	MXN	7,282	364,545	398,065	(33,520)
Expiring 08/17/17	Credit Suisse First Boston Corp.	MXN	7,220	361,438	394,675	(33,237)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	109,900	5,366,866	5,880,064	(513,198)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	3,738	182,542	199,997	(17,455)
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,372,834	2,633,822	(260,988)
New Taiwanese Dollar,
Expiring 09/18/17	JPMorgan Chase	TWD	636,842	20,983,272	20,997,224	(13,952)
New Zealand Dollar,
Expiring 07/05/17	Goldman Sachs & Co.	NZD	7,535	5,335,220	5,521,117	(185,897)
Expiring 07/05/17	JPMorgan Chase	NZD	2,554	1,865,623	1,871,391	(5,768)
Expiring 07/05/17	JPMorgan Chase	NZD	301	212,802	220,552	(7,750)
Expiring 08/02/17	JPMorgan Chase	NZD	7,535	5,503,424	5,518,194	(14,770)
Expiring 08/02/17	JPMorgan Chase	NZD	4,831	3,540,351	3,537,942	2,409
Russian Ruble,
Expiring 10/20/17	Goldman Sachs & Co.	RUB	106,521	1,817,380	1,764,700	52,680
Singapore Dollar,
Expiring 09/18/17	Standard Chartered PLC	SGD	25,022	18,133,603	18,197,565	(63,962)
Expiring 09/18/17	Standard Chartered PLC	SGD	4,940	3,567,583	3,592,727	(25,144)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,977	141,752	150,937	(9,185)
Expiring 08/04/17	BNP Paribas	ZAR	4,446	324,666	337,667	(13,001)
Expiring 08/04/17	BNP Paribas	ZAR	3,517	256,616	267,111	(10,495)
Swedish Krona,
Expiring 07/05/17	Deutsche Bank AG	SEK	5,550	643,116	658,978	(15,862)
Expiring 07/05/17	JPMorgan Chase	SEK	465,740	53,340,834	55,299,543	(1,958,709)
Expiring 07/05/17	JPMorgan Chase	SEK	10,145	1,169,659	1,204,565	(34,906)
Expiring 08/02/17	Hong Kong & Shanghai Bank	SEK	481,435	56,979,472	57,259,601	(280,129)
Swiss Franc,
Expiring 08/02/17	Goldman Sachs & Co.	CHF	4,881	5,100,823	5,101,657	(834)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Thai Baht,
Expiring 09/18/17	UBS AG	THB	3,739	$110,285	$110,085	$200

				$1,100,530,823	$1,130,133,342	(29,602,519)

						$(30,499,273)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/05/17	Buy	AUD	1,127	NZD	1,183	$(523)	Bank of America
07/05/17	Buy	AUD	6,019	NZD	6,321	(5,887)	Deutsche Bank AG
07/05/17	Buy	EUR	5,074	CHF	5,552	5,053	BNP Paribas
07/27/17	Buy	GBP	63	EUR	71	261	Morgan Stanley
07/05/17	Buy	SEK	44,757	EUR	4,630	24,598	Citigroup Global Markets
07/05/17	Buy	SEK	14,995	EUR	1,550	9,570	JPMorgan Chase

						$33,072

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%		4,470	0.124%	$282,612	$220,700	$(61,912)
Deutsche Bank AG	12/20/17	1.000%	EUR	3,000	0.146%	15,876	15,283	(593)
Ford Motor Credit Co. LLC	06/20/21	5.000%		2,400	0.931%	375,310	377,156	1,846
General Motors Co.	06/20/19	5.000%		1,835	0.275%	205,292	172,902	(32,390)
Royal Bank of Scotland PLC	12/20/17	1.000%	EUR	2,000	0.096%	10,441	10,748	307
Simon Property Group LP	06/20/22	1.000%		1,600	0.848%	—	11,803	11,803
Telecom Italia SpA	06/20/24	1.000%	EUR	700	2.026%	(53,629)	(50,999)	2,630
Tesco PLC	06/20/22	1.000%	EUR	2,200	1.532%	(107,806)	(63,944)	43,862
Volkswagen International Finance	12/20/17	1.000%	EUR	700	0.111%	5,229	3,697	(1,532)
Volkswagen International Finance	12/20/21	1.000%	EUR	2,000	0.538%	9,267	47,697	38,430

						$742,592	$745,043	$2,451

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Cytec Industries, Inc.	09/20/17	(1.000)%	900	0.082%	$(2,176)	$82,545	$(84,721)	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%	3,700	0.258%	(132,813)	(133,432)	619	BNP Paribas
Japan Govt.	06/20/22	(1.000)%	1,700	0.258%	(61,022)	(61,078)	56	Goldman Sachs & Co.
Japan Govt.	06/20/22	(1.000)%	1,300	0.258%	(46,664)	(46,813)	149	Citigroup Global Markets

					$(242,675)	$(158,778)	$(83,897)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	06/20/21	1.000%	1,800	1.885%	$(59,152)	$(124,874)	$65,722	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%	300	1.885%	(9,859)	(25,827)	15,968	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%	200	1.885%	(6,573)	(17,301)	10,728	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000%	100	1.885%	(3,286)	(6,979)	3,693	JPMorgan Chase
Federal Republic of Brazil	06/20/22	1.000%	600	2.376%	(37,537)	(38,930)	1,393	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/22	1.000%	100	2.376%	(6,256)	(6,317)	61	Citigroup Global Markets
Petrobras International Finance Co.	03/20/20	1.000%	3,700	1.892%	(85,444)	(675,603)	590,159	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%	2,130	0.693%	4,594	(163,317)	167,911	Morgan Stanley
Republic of Italy	09/20/20	1.000%	4,380	1.406%	(19,381)	20,321	(39,702)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	31,000	0.752%	305,026	(566,159)	871,185	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%	10,100	1.279%	(102,248)	(168,497)	66,249	Bank of America
Republic of Italy	06/20/21	1.000%	8,800	0.752%	86,588	(196,071)	282,659	Goldman Sachs & Co.
Republic of Italy	06/20/21	1.000%	3,500	1.279%	(35,432)	(62,657)	27,225	JPMorgan Chase
Russian Federation	06/20/21	1.000%	500	1.333%	(6,143)	(30,670)	24,527	JPMorgan Chase
United Mexican States	06/20/21	1.000%	2,200	0.837%	14,487	(55,937)	70,424	Barclays Capital Group
United Mexican States	06/20/21	1.000%	2,200	0.837%	14,487	(56,085)	70,572	Deutsche Bank AG
United Mexican States	06/20/21	1.000%	600	0.837%	3,951	(15,346)	19,297	Hong Kong & Shanghai Bank
United Mexican States	06/20/21	1.000%	200	0.837%	1,317	(4,874)	6,191	Citigroup Global Markets
United Mexican States	06/20/21	1.000%	100	0.837%	658	(2,474)	3,132	Credit Suisse First Boston Corp.

					$59,797	$(2,197,597)	$2,257,394

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000%		4,620	$(318,614)	$(326,863)	$(8,249)
CDX.NA.HY.28.V1	06/20/22	5.000%		13,900	(888,364)	(983,419)	(95,055)
CDX.NA.IG.28	06/20/22	1.000%		406,200	(7,405,551)	(7,646,680)	(241,129)
iTraxx Europe Series 26 V1	12/20/21	1.000%	EUR	3,700	(60,195)	(98,404)	(38,209)
iTraxx Europe Series 27 V1	06/20/22	1.000%	EUR	10,600	(181,645)	(266,215)	(84,570)

					$(8,854,369)	$(9,321,581)	$(467,212)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27	06/20/22	1.000%	270,000	$(12,225,540)	$(12,323,323)	$(97,783)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2) (continued):
CDX.HY.26.5Y	06/20/21	5.000%	13,563	$1,178,272	$1,087,001	$(91,271)
CDX.NA.HY.28.V1	06/20/22	5.000%	23,600	1,672,053	1,669,689	(2,364)

				$(9,375,215)	$(9,566,633)	$(191,418)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	6,000	$(3,960)	$(375,020)	$371,060	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(1,320)	(443)	(877)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	1,500	(989)	(332)	(657)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	3,300	(20,816)	(172,053)	151,237	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	1,000	(6,308)	(51,756)	45,448	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	600	(3,785)	(41,882)	38,097	Bank of America

				$(37,178)	$(641,486)	$604,308

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Currency swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
CAD	99,700	3 Month CDOR minus 12.60bps	76,107	3 Month LIBOR	Bank of America	11/24/18	$57,701	$—	$57,701
GBP	90,300	3 Month GBP LIBOR	116,126	3 Month LIBOR minus 15.00bps	Citigroup Global Markets	03/21/20	(102,308)	11	(102,319)
	1,009	3 Month LIBOR EUR	905	(0.613)%	JPMorgan Chase	02/22/20	(18,339)	—	(18,339)

							$(62,946)	$11	$(62,957)

Forward rate agreement outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
1,037,100	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(246,178)	$(246,178)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	1,000	10/15/17	0.580%	Eurostat Eurozone HICP ex Tobacco(2)	$(3,289)	$1,749	$5,038
EUR	4,500	05/15/18	0.830%	Eurostat Eurozone HICP ex Tobacco(1)	(19,651)	(57,477)	(37,826)
EUR	1,400	09/15/18	0.625%	Eurostat Eurozone HICP ex Tobacco(2)	(3,791)	6,447	10,238
EUR	800	10/15/18	0.650%	Eurostat Eurozone HICP ex Tobacco(2)	(1,956)	4,423	6,379
EUR	1,900	11/15/18	0.883%	Eurostat Eurozone HICP ex Tobacco(2)	64	14,869	14,805
EUR	700	11/15/18	0.890%	France CPI ex Tobacco Household(2)	1,194	(833)	(2,027)
EUR	3,620	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	(3,805)	87,279	91,084
EUR	3,400	05/15/21	0.875%	Eurostat Eurozone HICP ex Tobacco(2)	22,325	76,351	54,026
EUR	460	12/15/21	1.165%	Eurostat Eurozone HICP ex Tobacco(2)	300	865	565
EUR	900	05/15/26	1.178%	Eurostat Eurozone HICP ex Tobacco(1)	(23,703)	(20,848)	2,855
EUR	4,200	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	(5,125)	8,444	13,569
EUR	2,500	06/15/27	1.438%	France CPI ex Tobacco Household Index(1)	211	(4,298)	(4,509)
EUR	2,500	06/15/27	1.360%	Eurostat Eurozone HICP ex Tobacco(2)	—	5,910	5,910
GBP	900	04/15/30	3.190%	U.K. Retail Prices Index(1)	(51,079)	(23,301)	27,778
GBP	3,900	05/15/30	3.350%	U.K. Retail Prices Index(1)	(43,957)	40,304	84,261
GBP	2,300	06/15/30	3.400%	U.K. Retail Prices Index(1)	(9,496)	38,684	48,180

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	3,300	08/15/30	3.325%	U.K. Retail Prices Index(1)	$(48,764)	$(22,969)	$25,795
GBP	1,400	09/15/30	3.275%	U.K. Retail Prices Index(1)	(64,817)	(30,586)	34,231
GBP	1,000	06/15/31	3.100%	U.K. Retail Prices Index(1)	(103,355)	(102,634)	721
GBP	1,000	10/15/31	3.530%	U.K. Retail Prices Index(1)	10,547	10,988	441
GBP	700	04/15/35	3.358%	U.K. Retail Prices Index(1)	(15,733)	(8,329)	7,404
GBP	790	10/15/46	3.585%	U.K. Retail Prices Index(2)	(64,700)	(59,432)	5,268
GBP	370	03/15/47	3.428%	U.K. Retail Prices Index(2)	—	14,823	14,823
	1,700	10/16/17	1.010%	U.S. CPI Urban Consumers NSA Index(2)	17,404	13,133	(4,271)
	6,300	04/27/18	1.710%	U.S. CPI Urban Consumers NSA Index(2)	—	(28,719)	(28,719)
	1,300	05/23/18	1.580%	U.S. CPI Urban Consumers NSA Index(2)	672	(1,091)	(1,763)
	6,300	04/27/19	1.935%	U.S. CPI Urban Consumers NSA Index(1)	—	44,770	44,770
	1,900	06/15/19	1.792%	U.S. CPI Urban Consumers NSA Index(2)	—	(844)	(844)
	2,900	11/23/20	2.026%	U.S. CPI Urban Consumers NSA Index(2)	—	(17,429)	(17,429)
	2,800	11/25/20	2.021%	U.S. CPI Urban Consumers NSA Index(2)	—	(16,344)	(16,344)
	2,000	07/26/21	1.550%	U.S. CPI Urban Consumers NSA Index(2)	67,692	33,876	(33,816)
	1,540	09/12/21	1.602%	U.S. CPI Urban Consumers NSA Index(2)	46,384	19,462	(26,922)
	11,000	07/15/22	2.500%	U.S. CPI Urban Consumers NSA Index(2)	(978,621)	(1,123,436)	(144,815)
	2,000	07/26/26	1.730%	U.S. CPI Urban Consumers NSA Index(1)	(107,206)	(56,820)	50,386
	1,540	09/12/26	1.801%	U.S. CPI Urban Consumers NSA Index(1)	(71,132)	(31,219)	39,913

					$(1,453,387)	$(1,184,232)	$269,155

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR 800	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	$19,448	$—	$19,448	BNP Paribas
GBP 1,200	06/15/30	3.400%	U.K. Retail Prices Index(1)	20,486	3,737	16,749	Goldman Sachs & Co.
GBP 900	06/15/30	3.430%	U.K. Retail Prices Index(1)	22,512	249	22,263	Bank of America
GBP 2,940	08/15/30	3.325%	U.K. Retail Prices Index(1)	(24,992)	(9,203)	(15,789)	Goldman Sachs & Co.
3,600	11/02/17	1.128%	U.S. CPI Urban Consumers NSA Index(2)	31,238	—	31,238	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.033%	U.S. CPI Urban Consumers NSA Index(2)	(501,951)	—	(501,951)	Goldman Sachs & Co.
13,500	11/23/20	1.570%	U.S. CPI Urban Consumers NSA Index(2)	147,128	—	147,128	Bank of America
2,200	07/15/22	2.500%	U.S. CPI Urban Consumers NSA Index(2)	(223,041)	39,860	(262,901)	Deutsche Bank AG
600	09/20/26	1.805%	U.S. CPI Urban Consumers NSA Index(1)	(13,099)	—	(13,099)	Morgan Stanley

				$(522,271)	$34,643	$(556,914)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
BRL	24,079	01/04/21	0.000%	1 Day BROIS(2)	$—	$89,902	$89,902
BRL	12,155	01/04/21	0.000%	1 Day BROIS(2)	—	7,746	7,746
BRL	11,715	01/04/21	0.000%	1 Day BROIS(2)	—	37,800	37,800
BRL	7,570	01/04/21	0.000%	1 Day BROIS(2)	—	8,690	8,690
CAD	36,300	09/13/19	1.400%	3 Month CDOR(2)	(34,419)	(59,011)	(24,592)
CAD	1,600	12/15/25	2.300%	3 Month CDOR(1)	(37,595)	(32,322)	5,273
CAD	7,800	09/15/27	1.850%	3 Month CDOR(1)	114,277	150,409	36,132
EUR	56,300	09/20/19	0.000%	6 Month EURIBOR(2)	88,266	107,965	19,699
EUR	1,125	10/06/21	(0.385)%	1 Day EONIA(1)	—	21,322	21,322
EUR	8,000	09/20/22	0.250%	6 Month EURIBOR(1)	1,984	36,337	34,353
EUR	1,600	06/20/24	(0.050)%	1 Day EONIA(1)	—	49,177	49,177
EUR	2,335	09/13/24	(0.104)%	1 Day EONIA(1)	—	85,237	85,237
EUR	3,750	02/23/26	0.324%	1 Day EONIA(1)	(55,615)	72,802	128,417
EUR	52,100	09/20/27	1.000%	6 Month EURIBOR(1)	(984,719)	(290,064)	694,655
EUR	1,490	05/11/30	0.850%	6 Month EURIBOR(1)	53,681	63,494	9,813
EUR	1,500	03/16/46	1.500%	6 Month EURIBOR(1)	61,244	5,856	(55,388)
EUR	21,700	03/21/48	1.500%	6 Month EURIBOR(2)	79,821	(564,341)	(644,162)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
GBP	27,500	09/20/19	0.750%	6 Month GBP LIBOR(2)	$98,691	$4,827	$(93,864)
GBP	3,500	09/20/22	1.000%	6 Month GBP LIBOR(1)	(31,120)	6,534	37,654
GBP	4,440	09/16/25	2.000%	6 Month GBP LIBOR(1)	160,964	(381,258)	(542,222)
GBP	25,900	09/20/27	1.500%	6 Month GBP LIBOR(1)	(230,547)	(436,462)	(205,915)
GBP	25,400	09/20/27	1.500%	6 Month GBP LIBOR(1)	(783,664)	(410,112)	373,552
GBP	7,100	09/20/27	1.500%	6 Month GBP LIBOR(1)	(108,340)	(114,638)	(6,298)
GBP	530	03/18/45	2.000%	6 Month GBP LIBOR(1)	13,269	(66,783)	(80,052)
GBP	4,160	03/21/48	1.750%	6 Month GBP LIBOR(1)	(248,375)	(165,076)	83,299
GBP	400	03/21/48	1.750%	6 Month GBP LIBOR(2)	39,670	15,873	(23,797)
GBP	290	03/21/48	1.750%	6 Month GBP LIBOR(1)	(24,919)	(12,208)	12,711
JPY	7,535,000	12/20/19	0.250%	6 Month JPY LIBOR(2)	17,937	319,326	301,389
JPY	2,120,000	09/18/20	0.500%	6 Month JPY LIBOR(2)	290,438	290,019	(419)
JPY	2,260,000	12/20/21	0.500%	6 Month JPY LIBOR(2)	556,667	369,036	(187,631)
JPY	120,000	09/18/23	1.000%	6 Month JPY LIBOR(1)	(46,163)	(59,663)	(13,500)
JPY	1,150,000	03/18/26	0.300%	6 Month JPY LIBOR(1)	(50,417)	(74,979)	(24,562)
JPY	1,160,000	09/20/27	0.300%	6 Month JPY LIBOR(1)	(60,423)	(20,982)	39,441
JPY	9,690,000	06/19/33	1.500%	6 Month JPY LIBOR(2)	7,088,321	13,327,673	6,239,352
JPY	1,260,000	06/17/35	1.250%	6 Month JPY LIBOR(2)	1,672,772	1,286,240	(386,532)
JPY	470,000	12/21/45	1.500%	6 Month JPY LIBOR(2)	1,366,281	772,780	(593,501)
MXN	800	07/07/21	5.610%	28 Day Mexican Interbank Rate(2)	(2,224)	(1,818)	406
MXN	11,800	11/10/21	7.030%	28 Day Mexican Interbank Rate(2)	(1,104)	6,883	7,987
MXN	6,900	11/17/21	7.388%	28 Day Mexican Interbank Rate(2)	—	9,485	9,485
MXN	32,500	06/05/24	7.200%	28 Day Mexican Interbank Rate(2)	345	23,495	23,150
MXN	64,900	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	14,649	(264,418)	(279,067)
MXN	67,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(133)	(183,111)	(182,978)
MXN	25,955	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(29,664)	66,086	95,750
MXN	43,400	12/17/26	8.035%	28 Day Mexican Interbank Rate(2)	(4,187)	153,518	157,705
MXN	16,900	02/25/27	7.733%	28 Day Mexican Interbank Rate(2)	24,857	38,757	13,900
NZD	20,000	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	9,890	9,890

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
57,400	08/19/17	0.524%	1 Day USOIS(1)	$—	$119,943	$119,943
223,275	09/09/17	0.539%	1 Day USOIS(1)	29,641	532,384	502,743
54,800	10/21/17	0.590%	1 Day USOIS(1)	—	153,055	153,055
52,860	11/01/17	0.639%	1 Day USOIS(1)	—	132,400	132,400
102,810	11/14/17	0.675%	1 Day USOIS(1)	(9,361)	249,106	258,467
51,340	11/22/17	0.716%	1 Day USOIS(1)	—	112,372	112,372
73,790	01/07/18	1.093%	1 Day USOIS(1)	—	19,308	19,308
390,930	01/31/18	1.278%	1 Day USOIS(1)	—	3,534	3,534
49,695	02/21/18	0.941%	1 Day USOIS(1)	—	82,133	82,133
5,600	06/15/18	1.250%	3 Month LIBOR(2)	26,157	(9,802)	(35,959)
425,000	06/18/18	1.750%	3 Month LIBOR(2)	590,415	454,968	(135,447)
43,000	09/30/18	0.655%	1 Day USOIS(1)	—	390,764	390,764
19,940	09/30/18	0.747%	1 Day USOIS(1)	—	149,198	149,198
24,405	10/07/18	1.253%	1 Day USOIS(1)	—	3,058	3,058
51,470	11/17/18	1.080%	1 Day USOIS(1)	—	159,871	159,871
77,370	11/18/18	0.911%	1 Day USOIS(1)	(4,441)	379,997	384,438
13,106	03/31/19	1.431%	1 Day USOIS(1)	—	(10,949)	(10,949)
12,898	03/31/19	1.431%	1 Day USOIS(1)	—	(10,942)	(10,942)
425,000	06/18/19	2.250%	3 Month LIBOR(1)	(945,200)	(853,275)	91,925
100,400	06/21/19	1.250%	3 Month LIBOR(1)	(245,722)	652,467	898,189
62,400	06/21/19	1.250%	3 Month LIBOR(1)	381,870	433,393	51,523
12,860	04/04/20	—(3)	—(3)	—	(2,884)	(2,884)
14,200	06/21/21	1.250%	3 Month LIBOR(1)	427,488	329,191	(98,297)
66,400	06/28/21	1.450%	3 Month LIBOR(1)	—	831,338	831,338
6,675	04/04/22	—(4)	—(4)	—	2,920	2,920
10,560	05/31/22	2.237%	3 Month LIBOR(1)	(25,852)	(158,883)	(133,031)
11,900	06/12/22	—(5)	—(5)	—	(7,675)	(7,675)
9,100	06/12/22	—(7)	—(7)	—	240	240
46,700	06/19/22	—(6)	—(6)	(3,503)	(34,001)	(30,498)
81,900	12/16/22	2.250%	3 Month LIBOR(1)	864,901	(1,153,520)	(2,018,421)
11,100	12/16/22	2.250%	3 Month LIBOR(2)	77,072	150,905	73,833
111,700	12/20/22	2.250%	3 Month LIBOR(1)	(1,262,467)	(987,309)	275,158
5,500	12/31/22	1.405%	3 Month LIBOR(1)	—	168,899	168,899
2,200	12/31/22	1.412%	3 Month LIBOR(1)	—	66,791	66,791
1,040	12/31/22	1.406%	3 Month LIBOR(1)	—	31,857	31,857
21,075	05/31/23	1.578%	3 Month LIBOR(1)	(19,454)	517,722	537,176
10,880	05/31/23	1.395%	3 Month LIBOR(1)	—	381,116	381,116
10,880	05/31/23	1.394%	3 Month LIBOR(1)	—	381,793	381,793
10,540	05/31/23	1.513%	3 Month LIBOR(1)	—	298,264	298,264
4,200	05/31/23	1.584%	3 Month LIBOR(1)	—	101,850	101,850
5,300	10/19/23	2.655%	3 Month LIBOR(2)	—	106,884	106,884
30,450	11/15/23	2.209%	3 Month LIBOR(1)	—	(318,367)	(318,367)
3,000	11/19/23	2.670%	3 Month LIBOR(2)	—	60,451	60,451
3,000	12/12/23	2.681%	3 Month LIBOR(2)	—	60,407	60,407
8,100	12/19/23	2.500%	3 Month LIBOR(2)	(65,124)	93,555	158,679
20,790	02/15/24	2.183%	3 Month LIBOR(1)	(29,385)	(137,198)	(107,813)
17,357	02/15/24	2.151%	3 Month LIBOR(1)	(18,884)	(79,207)	(60,323)
7,650	02/15/24	2.115%	3 Month LIBOR(1)	18,313	(17,743)	(36,056)
4,340	09/01/24	2.117%	3 Month LIBOR(1)	—	5,647	5,647
7,510	02/22/26	2.500%	3 Month LIBOR(1)	—	15,534	15,534
14,050	03/16/26	2.400%	3 Month LIBOR(1)	—	95,374	95,374
8,400	04/21/26	2.300%	3 Month LIBOR(1)	—	97,869	97,869
9,700	04/27/26	2.300%	3 Month LIBOR(1)	—	113,676	113,676
12,600	07/20/26	1.850%	3 Month LIBOR(1)	—	409,236	409,236
23,000	07/27/26	2.000%	3 Month LIBOR(1)	404,687	596,669	191,982
3,500	07/27/26	1.850%	3 Month LIBOR(1)	—	113,909	113,909
15,890	12/21/26	1.750%	3 Month LIBOR(1)	(434,725)	682,164	1,116,889
5,910	12/21/26	1.750%	3 Month LIBOR(1)	(160,781)	253,718	414,499
10,039	02/15/27	1.824%	1 Day USOIS(1)	93,903	141,032	47,129

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
4,780	05/08/27	2.309%	3 Month LIBOR(1)	$—	$(27,250)	$(27,250)
1,700	06/21/27	1.500%	3 Month LIBOR(1)	148,877	119,191	(29,686)
32,700	12/20/27	2.500%	3 Month LIBOR(2)	498,198	397,903	(100,295)
9,460	05/03/32	2.434%	3 Month LIBOR(2)	—	31,514	31,514
15,925	02/15/36	2.338%	3 Month LIBOR(2)	(97,874)	(403,834)	(305,960)
7,490	05/03/37	2.508%	3 Month LIBOR(1)	—	(27,649)	(27,649)
28,300	07/01/41	2.098%	3 Month LIBOR(1)	476,453	552,668	76,215
2,750	02/15/42	1.369%	1 Day USOIS(1)	—	424,566	424,566
1,780	09/27/46	1.380%	1 Day USOIS(1)	—	307,883	307,883
25,600	06/21/47	1.750%	3 Month LIBOR(2)	(4,332,620)	(4,562,079)	(229,459)
700	06/21/47	1.750%	3 Month LIBOR(2)	(121,246)	(124,745)	(3,499)
1,000	10/25/48	2.969%	3 Month LIBOR(1)	—	(72,546)	(72,546)
1,000	11/19/48	2.951%	3 Month LIBOR(1)	—	(68,098)	(68,098)
1,000	12/12/48	2.953%	3 Month LIBOR(1)	—	(67,909)	(67,909)
430	12/19/48	2.750%	3 Month LIBOR(1)	11,518	(10,597)	(22,115)

				$5,283,360	$17,124,138	$11,840,778

Cash of $3,671,818 has been segregated with Morgan Stanley and securities with combined market values of $12,823,155 and $54,392,243 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared interest rate and credit default swap contracts, and forward rate agreements at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.

(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

(5)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps and receives the floating rate of 3 Month LIBOR.

(6)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps and receives the floating rate of 3 Month LIBOR.

(7)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps and receives the floating rate of 3 Month LIBOR.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/15/17	1,661	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill +14bps	$35,298	$—	$35,298
Bank of America	08/24/17	30,319	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the 1 Month LIBOR-BBA +23bps	(432,001)	—	(432,001)
BNP Paribas	12/31/17	6	Pay $0.55 strike price and receive variance based on EURSIMP	20,740	—	20,740
BNP Paribas	12/31/17	2	Pay $1.00 strike price and receive variance based on EURSIMP	3,769	—	3,769
BNP Paribas	12/31/18	(5)	Pay $12.70 strike price and receive variance based on energy petroleum crack spread	(15,070)	(1,320)	(13,750)
BNP Paribas	12/31/17	2	Pay $13.13 strike price and receive variance based on energy petroleum crack spread	6,882	—	6,882
BNP Paribas	12/31/17	5	Pay $16.10 strike price and receive variance based on energy petroleum crack spread	36,188	—	36,188
BNP Paribas	09/30/17	(4)	Pay $2.48 strike price and receive variance based on EURSIMP	(8,337)	(458)	(7,879)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
BNP Paribas	12/31/18	3	Pay $2.60 strike price and receive variance based on EURSIMP	$—	$—	$—
BNP Paribas	07/07/17	4	Pay $238.25 strike price and receive variance based on Commodity swap on platinum and gold	275,547	10,260	265,287
BNP Paribas	12/31/17	(3)	Pay $3.35 strike price and receive variance based on EURSIMP	—	—	—
BNP Paribas	12/31/17	(4)	Pay $5.85 strike price and receive variance based on EURMARGIN	(6,507)	—	(6,507)
BNP Paribas	03/31/18	(1)	Pay $69.20 strike price and receive variance based on Iron Ore spread	(16,213)	—	(16,213)
BNP Paribas	09/30/17	(4)	Pay $7.18 strike price and receive variance based on EURMARGIN	(4,849)	(1,260)	(3,589)
BNP Paribas	09/30/17	1	Pay $7.30 strike price and receive variance based on EURMARGIN	1,149	60	1,089
BNP Paribas	08/15/17	(4,087)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(210,870)	—	(210,870)
BNP Paribas	08/15/17	11,027	Receive fixed payments on 1 Month Forward Total Return and pay variable payments based on the U.S. Treasury Bill	234,406	—	234,406
BNP Paribas	08/15/17	86,218	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	1,832,672	—	1,832,672
BNP Paribas	08/15/17	4,504	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	96,338	—	96,338
Citigroup Global Markets	11/30/17	(20)	Pay $17.91 strike price and receive variance based on SLVRLND	(24,047)	—	(24,047)
Citigroup Global Markets	02/15/18	4,016	Pay or receive amounts based on market value fluctuation of Citi Congestion Ex PM M F2 Index	(2,039)	—	(2,039)
Citigroup Global Markets	02/15/18	4,141	Pay or receive amounts based on market value fluctuation of Citi Congestion Ex PM M F3 Index	(4,846)	—	(4,846)
Citigroup Global Markets	08/15/17	51,580	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	1,086,761	—	1,086,761
Citigroup Global Markets	08/15/17	37,072	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	788,034	—	788,034
Credit Suisse First Boston Corp.	01/12/41	4,566	Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	20,408	(13,992)	34,400
Credit Suisse First Boston Corp.	08/24/17	4,654	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the 1 Month LIBOR-BBA +24bps	(66,244)	70	(66,314)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Credit Suisse First Boston Corp.	11/08/17	73,605	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the 1 Month LIBOR-BBA +39bps	$(1,048,772)	$—	$(1,048,772)
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike price and receive variance based on GOLDLNPM	60,937	—	60,937
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike price and receive variance based on GOLDLNPM	28,525	—	28,525
Goldman Sachs & Co.	07/05/17	—	Pay $1,106.50 strike price and receive variance based on PLTMLNPM	(91,380)	—	(91,380)
Goldman Sachs & Co.	07/05/17	1	Pay $1,365.10 strike price and receive variance based on GOLDLNPM	62,186	—	62,186
Goldman Sachs & Co.	11/24/17	78	Pay $11.75 strike price and receive variance based on Wheat	1,930	3,043	(1,113)
Goldman Sachs & Co.	07/05/17	1	Pay $232.80 strike price and receive variance based on Commodity swap on platinum and gold	117,854	827	117,027
Goldman Sachs & Co.	03/31/19	(1)	Pay $58.40 strike price and receive variance based on Iron Ore spread	(3,537)	—	(3,537)
Goldman Sachs & Co.	09/30/18	(1)	Pay $63.55 strike price and receive variance based on Iron Ore spread	(6,536)	—	(6,536)
Goldman Sachs & Co.	03/31/18	1	Pay $72.30 strike price and receive variance based on Iron Ore spread	12,489	—	12,489
Goldman Sachs & Co.	08/15/17	(2,242)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(115,689)	(15)	(115,674)
Goldman Sachs & Co.	08/15/17	28,678	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	613,333	(29)	613,362
Goldman Sachs & Co.	08/15/17	3,746	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill +13bps	—	—	—
JPMorgan Chase	07/29/20	(1,374)	Pay $0.03861225 strike price and receive variance based on GOLDLNPM	(11,758)	(1)	(11,757)
JPMorgan Chase	07/29/20	(135)	Pay $0.03976036 strike price and receive variance based on GOLDLNPM	(1,307)	—	(1,307)
JPMorgan Chase	09/09/20	(714)	Pay $0.04268356 strike price and receive variance based on GOLDLNPM	—	(1)	1
JPMorgan Chase	08/04/17	215	Pay $116.29 strike price and receive variance based on Live Cattle Futures	(2,344)	(2,481)	137

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
JPMorgan Chase	12/31/18	4		Pay $12.00 strike price and receive variance based on energy petroleum crack spread	$9,869	$2,304	$7,565
JPMorgan Chase	08/04/17	(215)		Pay $120.00 strike price and receive variance based on Live Cattle Futures	7,956	2,966	4,990
JPMorgan Chase	03/31/18	—	(r)	Pay $14.50 strike price and receive variance based on HSFOEW	376	150	226
JPMorgan Chase	12/31/17	17		Pay $3.90 strike price and receive variance based on EURMARGIN	40,393	1,380	39,013
JPMorgan Chase	12/31/17	2		Pay $5.07 strike price and receive variance based on EURMARGIN	5,209	—	5,209
JPMorgan Chase	12/31/17	(1)		Pay $5.85 strike price and receive variance based on EURMARGIN	(1,859)	—	(1,859)
JPMorgan Chase	03/31/19	1		Pay $55.90 strike price and receive variance based on Iron Ore spread	899	—	899
JPMorgan Chase	03/31/18	(1)		Pay $69.70 strike price and receive variance based on Iron Ore spread	(6,782)	—	(6,782)
JPMorgan Chase	09/30/17	(5)		Pay $7.27 strike price and receive variance based on EURMARGIN	(4,732)	(445)	(4,287)
JPMorgan Chase	08/15/17	(99)		Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(5,116)	—	(5,116)
JPMorgan Chase	08/15/17	5,023		Pay or receive amounts based on market value fluctuation of JPMorgan JMABCTNE Commodity Index	3,918	—	3,918
JPMorgan Chase	08/15/17	5,536		Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill	117,663	(13)	117,676
JPMorgan Chase	08/15/17	11,747		Receive fixed payments on the JMABDEW2 Index and pay variable payments based on the U.S. Treasury Bill	(112,028)	—	(112,028)
JPMorgan Chase	08/15/17	9,168		Receive fixed payments on the JPMorgan Commodity Index and pay variable payments based on the U.S. Treasury Bill	225,853	—	225,853
JPMorgan Chase	08/15/17	8,630		Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on the U.S. Treasury Bill	(150,000)	(3,697)	(146,303)
Morgan Stanley	12/31/17	6		Pay $0.88 strike price and receive variance based on EURSIMP	18,766	—	18,766
Morgan Stanley	11/29/18	—	(r)	Pay $1,255.00 strike price and receive variance based on GOLDLNPM	(5,261)	—	(5,261)
Morgan Stanley	11/29/18	—	(r)	Pay $1,266.20 strike price and receive variance based on GOLDLNPM	(876)	—	(876)
Morgan Stanley	11/29/18	—	(r)	Pay $1,289.00 strike price and receive variance based on GOLDLNPM	8,049	—	8,049

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	11/29/17	(10)	Pay $17.94 strike price and receive variance based on SLVRLND	$(12,314)	$—	$(12,314)
Morgan Stanley	03/31/18	(1)	Pay $2.519 strike price and receive variance based on EURSIMP	(947)	—	(947)
Morgan Stanley	09/30/17	(1)	Pay $3.219 strike price and receive variance based on EURSIMP	(1,665)	—	(1,665)
Morgan Stanley	12/31/17	(5)	Pay $4.74 strike price and receive variance based on EURMARGIN	(7,129)	—	(7,129)
Morgan Stanley	12/31/17	(8)	Pay $4.85 strike price and receive variance based on EURMARGIN	(11,564)	(1,980)	(9,584)
Morgan Stanley	12/31/17	(2)	Pay $5.77 strike price and receive variance based on EURMARGIN	(742)	—	(742)
Morgan Stanley	12/31/18	5	Pay $5.77 strike price and receive variance based on EURMARGIN	2,583	—	2,583
Morgan Stanley	12/31/18	2	Pay $5.77 strike price and receive variance based on EURMARGIN	861	—	861
Morgan Stanley	12/31/17	(5)	Pay $5.78 strike price and receive variance based on EURMARGIN	(7,771)	—	(7,771)
Morgan Stanley	12/31/17	(2)	Pay $5.80 strike price and receive variance based on EURMARGIN	(3,838)	—	(3,838)
Morgan Stanley	12/31/18	4	Pay $5.81 strike price and receive variance based on EURMARGIN	1,581	—	1,581
Morgan Stanley	12/31/17	5	Pay $5.82 strike price and receive variance based on EURMARGIN	2,225	—	2,225
Morgan Stanley	12/31/17	(2)	Pay $5.86 strike price and receive variance based on EURMARGIN	(670)	—	(670)
Morgan Stanley	12/31/17	(4)	Pay $5.90 strike price and receive variance based on EURMARGIN	1,197	—	1,197
Morgan Stanley	12/31/18	2	Pay $5.98 strike price and receive variance based on EURMARGIN	490	—	490
Morgan Stanley	09/30/17	1	Pay $6.30 strike price and receive variance based on EURMARGIN	1,760	—	1,760
Morgan Stanley	09/30/17	(1)	Pay $7.27 strike price and receive variance based on EURMARGIN	(1,185)	—	(1,185)
Morgan Stanley	09/30/17	(1)	Pay $7.53 strike price and receive variance based on EURMARGIN	(509)	—	(509)
Morgan Stanley	06/07/18	4,662	Receive fixed rate payments on Dow Jones US Select REIT Total Return Index and pay variable payments on the 1 Month LIBOR-BBA +25bps	49,154	—	49,154
UBS AG	12/01/17	1	Pay $1,223.10 strike price and receive variance based on GOLDLNPM	13,174	—	13,174
UBS AG	12/01/17	(10)	Pay $17.66 strike price and receive variance based on SLVRLND	(9,228)	—	(9,228)
UBS AG	12/01/17	10	Pay $17.77 strike price and receive variance based on SLVRLND	10,281	—	10,281
UBS AG	12/01/17	(10)	Pay $18.03 strike price and receive variance based on SLVRLND	(12,877)	—	(12,877)

				$3,428,264	$(4,632)	$3,432,896

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

(r)	Less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreement outstanding at June 30, 2017:

Broker	Interest Rate	Trade Date	Value at June 30, 2017	Maturity Date	Cost
JPMorgan Chase	(0.50%)	06/15/2017	$3,446,000	Open	$3,446,000

The value of the Reverse Repurchase Agreement is $3,446,000. A Security with a market value of $3,727,115 has been segregated to cover the requirement for the reverse repurchase agreement outstanding as of June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,383,167,641	$—	$—
Common Stocks	3,039,806,077	1,432,712,449	—
Preferred Stocks	15,122,117	—	—
Rights	121,753	—	—
Unaffiliated Exchange Traded Funds	798,610,852	—	—
Asset-Backed Securities
Automobiles	—	9,526,758	—
Collateralized Loan Obligations	—	164,004,219	5,250,000
Consumer Loans	—	22,900,835	999,795
Credit Cards	—	2,505,230	—
Home Equity Loans	—	41,942,772	—
Residential Mortgage-Backed Securities	—	85,220,893	2,300,000
Student Loans	—	9,609,652	—
Bank Loans	—	13,740,273	—
Commercial Mortgage-Backed Securities	—	98,016,582	1,081,440
Corporate Bonds	—	1,050,166,551	—
Foreign Government Bonds	—	254,871,690	—
Municipal Bonds	—	22,588,971	—
Residential Mortgage-Backed Securities	—	197,832,209	3,102,882
U.S. Government Agency Obligations	—	74,722,382	—
U.S. Treasury Obligations	—	1,006,499,994	—
Repurchase Agreements	—	24,600,000	—
Foreign Treasury Obligations	—	25,370,490	—
Certificates of Deposit	—	42,348,608	—
Commercial Paper	—	14,190,018	—
Options Purchased	202,937	3,331,043	—
U.S. Government Agency Obligation — Short	—	(1,049,473)	—
Options Written	(636,424)	(2,021,593)	—
Other Financial Instruments*
Financial Futures Contracts	(4,756,694)	—	—
Commodity Futures Contracts	(280,592)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(30,499,273)	—
OTC Cross Currency Exchange Contracts	—	33,072	—
Centrally Cleared Credit Default Swap Agreements	—	(656,179)	—
OTC Credit Default Swap Agreements	—	(220,056)	—
OTC Currency Swap Agreements	—	(62,946)	—
Centrally Cleared Forward Rate Swap Agreements	—	(246,178)	—
Centrally Cleared Inflation Swap Agreements	—	269,155	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
OTC Inflation Swap Agreements	$—	$(522,271)	$—
Centrally Cleared Interest Rate Swap Agreements	—	11,840,778	—
OTC Total Return Swap Agreements	—	3,428,264	—

Total	$5,231,357,667	$4,576,994,919	$12,734,117

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	15.5%
U.S. Treasury Obligations	11.3
Unaffiliated Exchange Traded Funds	8.9
Banks	8.6
Residential Mortgage-Backed Securities	3.2
Pharmaceuticals	3.0
Internet Software & Services	2.9
Foreign Government Bonds	2.9
Software	2.5
Insurance	2.5
Oil, Gas & Consumable Fuels	2.3
Capital Markets	2.0
Equity Real Estate Investment Trusts (REITs)	2.0
Collateralized Loan Obligations	1.9
IT Services	1.6
Health Care Equipment & Supplies	1.6
Machinery	1.4
Semiconductors & Semiconductor Equipment	1.4
Electric Utilities	1.3
Chemicals	1.3
Diversified Financial Services	1.3
Hotels, Restaurants & Leisure	1.2
Internet & Direct Marketing Retail	1.2
Media	1.2
Commercial Mortgage-Backed Securities	1.1
Industrial Conglomerates	1.0
Food Products	0.9
Airlines	0.9
Beverages	0.9
Aerospace & Defense	0.9
Building Products	0.8
U.S. Government Agency Obligations	0.8
Automobiles	0.8
Biotechnology	0.8
Food & Staples Retailing	0.8
Electronic Equipment, Instruments & Components	0.8
Communications Equipment	0.7
Air Freight & Logistics	0.6
Specialty Retail	0.6
Oil & Gas	0.5
Diversified Telecommunication Services	0.5
Auto Components	0.5
Certificates of Deposit	0.5
Road & Rail	0.5
Home Equity Loans	0.5

Electric	0.5%
Life Sciences Tools & Services	0.4
Personal Products	0.4
Metals & Mining	0.4
Household Products	0.4
Healthcare-Services	0.4
Tobacco	0.4
Health Care Providers & Services	0.4
Auto Manufacturers	0.4
Telecommunications	0.3
Professional Services	0.3
Consumer Finance	0.3
Foreign Treasury Obligations	0.3
Household Durables	0.3
Repurchase Agreements	0.3
Consumer Loans	0.3
Pipelines	0.3
Municipal Bonds	0.2
Technology Hardware, Storage & Peripherals	0.2
Energy Equipment & Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Textiles, Apparel & Luxury Goods	0.2
Construction Materials	0.2
Commercial Services & Supplies	0.2
Containers & Packaging	0.2
Mining	0.2
Multiline Retail	0.2
Real Estate Management & Development	0.2
Commercial Paper	0.2
Retail	0.2
Thrifts & Mortgage Finance	0.2
Internet	0.1
Lodging	0.1
Leisure Products	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Home Builders	0.1
Foods	0.1
Wireless Telecommunication Services	0.1
Paper & Forest Products	0.1
Student Loans	0.1
Healthcare-Products	0.1
Commercial Services	0.1
Construction & Engineering	0.1
Multi-Utilities	0.1
Real Estate	0.1
Computers	0.1
Multi-National	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Electrical Equipment	0.1%
Holding Companies — Diversified	0.1
Building Materials	0.1
Gas Utilities	0.1
Entertainment	0.1
Household Products/Wares	0.1
Semiconductors	0.1
Housewares	0.1
Healthcare Equipment & Supplies	0.1
Forest Products & Paper	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Miscellaneous Manufacturing	0.0	*
Distributors	0.0	*
Trucking & Leasing	0.0	*
Credit Cards	0.0	*
Machinery-Diversified	0.0	*
Office/Business Equipment	0.0	*
Gas	0.0	*
Marine	0.0	*

Options Purchased	0.0	%*
Electronics	0.0	*
Packaging & Containers	0.0	*
Iron/Steel	0.0	*
Options Purchased	0.0	*
Leisure Time	0.0	*
Home Furnishings	0.0	*
Apparel	0.0	*
Consumer Cyclical — Services	0.0	*

	110.3
U.S. Government Agency Obligations — Short	(0.0	)*
Options Written	(0.0	)*
Liabilities in excess of other assets	(10.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$1,429,138	*	Due from/to broker-variation margin futures	$1,709,730	*
Commodity contracts	Premiums paid for OTC swap agreements	20,990		Premiums received for OTC swap agreements	11,700
Commodity contracts	Unaffiliated investments	116,904		Options written outstanding, at value	615,212
Commodity contracts	Unrealized appreciation on OTC swap agreements	5,768,444		Unrealized depreciation on OTC swap agreements	872,015
Credit contracts	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	98,878	*	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	755,057	*
Credit contracts	Premiums paid for OTC swap agreements	102,866		Premiums received for OTC swap agreements	3,100,727
Credit contracts	Unrealized appreciation on OTC swap agreements	2,903,762		Unrealized depreciation on OTC swap agreements	125,957
Equity contracts	Due from/to broker-variation margin futures	454,872	*	Due from/to broker-variation margin futures	1,953,615	*
Equity contracts	Premiums paid for OTC swap agreements	70		—	—
Equity contracts	Unaffiliated investments	121,753		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	49,154		Unrealized depreciation on OTC swap agreements	1,547,087
Foreign exchange contracts	Unaffiliated investments	144,586		Options written outstanding, at value	212,160
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	39,482		Unrealized depreciation on OTC cross currency exchange contracts	6,410
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,432,145		Unrealized depreciation on OTC forward foreign currency exchange contracts	34,931,418
Interest rate contracts	Due from/to broker-variation margin futures	2,302,654	*	Due from/to broker-variation margin futures	5,560,605	*

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	$19,734,826	*	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	$7,871,071	*
Interest rate contracts	Premiums paid for OTC swap agreements	43,857		Premiums received for OTC swap agreements	23,195
Interest rate contracts	Unaffiliated investments	3,272,490		Options written outstanding, at value	1,830,645
Interest rate contracts	Unrealized appreciation on OTC swap agreements	328,927		Unrealized depreciation on OTC swap agreements	914,398

Total		$41,365,798			$62,041,002

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(2)	Forward Rate Agreements	Swaps	Total
Commodity contracts	$—	$(87,061)	$322,684	$866,621	$—	$—	$(18,037,451)	$(16,935,207)
Credit contracts	—	—	75,311	—	—	—	6,513,385	6,588,696
Equity contracts	101,574	—	—	33,257,710	—	—	7,581,498	40,940,782
Foreign exchange contracts	—	—	1,299,544	—	(9,500,449)	—	—	(8,200,905)
Interest rate contracts	—	(568,038)	1,351,812	20,222,541	—	256,570	4,785,792	26,048,677

Total	$101,574	$(655,099)	$3,049,351	$54,346,872	$(9,500,449)	$256,570	$843,224	$48,442,043

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Forward Rate Agreements	Swaps	Total
Commodity contracts	$—	$(125,158)	$(127,049)	$(775,646)	$—	$—	$2,629,038	$1,601,185
Credit contracts	—	—	(19,687)	—	—	—	(1,821,577)	(1,841,264)
Equity contracts	(11,235)	—	—	537,068	—	—	(6,314,574)	(5,788,741)
Foreign exchange contracts	—	(54,958)	34,142	—	(32,057,063)	—	—	(32,077,879)
Interest rate contracts	—	(889,939)	356,542	(1,707,733)	—	(246,178)	(7,676,740)	(10,164,048)

Total	$(11,235)	$(1,070,055)	$243,948	$(1,946,311)	$(32,057,063)	$(246,178)	$(13,183,853)	$(48,270,747)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$3,218,205	$286,801,806	$2,081,551,748	$551,605,903	$430,605,684	$991,638,567

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Rate Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$7,028,130	$163,057,592	$370,029,228	$65,895,349	$691,400,000	$152,721,528	$2,688,111,446	$423,608,126

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(5)	Collateral Received(6)	Net Amount
Securities on Loan	$421,558,781	$(421,558,781)	$—
Repurchase Agreements	24,600,000	(24,600,000)	—

	$446,158,781

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Description	Gross Amounts of Recognized Liabilities(5)	Collateral Pledged(6)	Net Amount
Reverse Repurchase Agreements	$(3,446,000)	$3,446,000	$—
Securities Sold Short	(1,049,473)	1,049,473	—

	$(4,495,473)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(6)	Net Amount
Bank of America(3)	$—	$—	$—	$—
Bank of America(4-a)	123,950	(123,950)	—	—
Bank of America(4-b)	243,035	(243,035)	—	—
Barclays Capital Group(3)	902,829	(530,492)	(266,166)	106,171
Barclays Capital Group(4-b)	70,424	(70,424)	—	—
BNP Paribas(4-a)	566,091	(566,091)	—	—
BNP Paribas(4-b)	2,680,420	(789,776)	—	1,890,644
Citigroup Global Markets(3)	29,618	(29,618)	—	—
Citigroup Global Markets(4-a)	1,071,521	(1,071,521)	—	—
Citigroup Global Markets(4-b)	1,906,842	(531,254)	(120,000)	1,255,588
Credit Suisse First Boston Corp.(3)	405,460	(389,012)	—	16,448
Credit Suisse First Boston Corp.(4-a)	818,842	(818,842)	—	—
Credit Suisse First Boston Corp.(4-b)	25,390	(25,390)	—	—
Deutsche Bank AG(4-a)	14,924	(14,924)	—	—
Deutsche Bank AG(4-b)	840,952	(522,811)	(318,141)	—
Goldman Sachs & Co.(3)	349,860	(349,860)	—	—
Goldman Sachs & Co.(4-a)	897,760	(897,760)	—	—
Goldman Sachs & Co.(4-b)	1,114,930	(1,114,930)	—	—
Hong Kong & Shanghai Bank(4-a)	643,623	(643,623)	—	—
Hong Kong & Shanghai Bank(4-b)	138,341	(138,341)	—	—
JPMorgan Chase(3)	925,359	(605,882)	(282,655)	36,822
JPMorgan Chase(4-a)	380,143	(380,143)	—	—
JPMorgan Chase(4-b)	450,122	(450,122)	—	—
Morgan Stanley(3)	168,172	(163,317)	—	4,855
Morgan Stanley(4-a)	—	—	—	—
Morgan Stanley(4-b)	530,558	(88,419)	(442,139)	—
Royal Bank of Scotland Group PLC(4-b)	31,238	(31,238)	—	—
Societe Generale(4-b)	22,728	—	—	22,728
Standard Chartered PLC(4-a)	20,498	(20,498)	—	—
UBS AG(3)	16,161	(16,161)	—	—
UBS AG(4-a)	1,498,028	(1,498,028)	—	—
UBS AG(4-b)	132,921	(131,987)	—	934

	$17,020,740

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(6)	Net Amount
Bank of America(3)	$(85,635)	$—	$—	$(85,635)
Bank of America(4-a)	(169,020)	123,950	—	(45,070)
Bank of America(4-b)	(473,883)	243,035	—	(230,848)
Barclays Capital Group(3)	(530,492)	530,492	—	—
Barclays Capital Group(4-b)	(95,353)	70,424	—	(24,929)
BNP Paribas(4-a)	(5,566,353)	566,091	4,704,702	(295,560)
BNP Paribas(4-b)	(789,776)	789,776	—	—
Citigroup Global Markets(3)	(866,243)	29,618	720,000	(116,625)
Citigroup Global Markets(4-a)	(3,441,323)	1,071,521	2,280,881	(88,921)
Citigroup Global Markets(4-b)	(531,254)	531,254	—	—
Credit Suisse First Boston Corp.(3)	(389,012)	389,012	—	—
Credit Suisse First Boston Corp.(4-a)	(860,700)	818,842	—	(41,858)
Credit Suisse First Boston Corp.(4-b)	(1,167,843)	25,390	1,142,453	—
Deutsche Bank AG(4-a)	(912,142)	14,924	897,218	—
Deutsche Bank AG(4-b)	(522,811)	522,811	—	—
Goldman Sachs & Co.(3)	(379,429)	349,860	—	(29,569)
Goldman Sachs & Co.(4-a)	(3,332,893)	897,760	2,435,133	—
Goldman Sachs & Co.(4-b)	(1,265,210)	1,114,930	150,280	—
Hong Kong & Shanghai Bank(4-a)	(1,244,906)	643,623	393,749	(207,534)
Hong Kong & Shanghai Bank(4-b)	(208,069)	138,341	69,728	—
JPMorgan Chase(3)	(605,882)	605,882	—	—
JPMorgan Chase(4-a)	(15,035,978)	380,143	14,407,243	(248,592)
JPMorgan Chase(4-b)	(673,987)	450,122	223,865	—
Morgan Stanley(3)	(163,317)	163,317	—	—
Morgan Stanley(4-a)	(2,004)	—	—	(2,004)
Morgan Stanley(4-b)	(88,419)	88,419	—	—
Royal Bank of Scotland Group PLC(4-b)	(68,275)	31,238	37,037	—
Societe Generale(4-b)	—	—	—	—
Standard Chartered PLC(4-a)	(389,856)	20,498	313,128	(56,230)
UBS AG(3)	(56,862)	16,161	—	(40,701)
UBS AG(4-a)	(3,505,586)	1,498,028	—	(2,007,558)
UBS AG(4-b)	(131,987)	131,987	—	—

	$(43,554,500)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	PIM (Core Plus)

(4-a)	PIMCO (International Hedge)

(4-b)	PIMCO (Real Return)

(5)	Amount represents market value.

(6)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $421,558,781:
Unaffiliated investments (cost $7,546,127,230)	$8,463,299,472
Affiliated investments (cost $1,321,298,874)	1,383,167,641
Cash	3,649,875
Foreign currency, at value (cost $16,178,810)	16,254,719
Deposit with broker for futures	3,668,327
Receivable for investments sold	487,884,008
Dividends and interest receivable	29,111,409
Unrealized appreciation on OTC swap agreements	9,050,287
Tax reclaim receivable	7,474,362
Receivable for fund share sold	5,001,826
Unrealized appreciation on OTC forward foreign currency contracts	4,432,145
Deposit with broker for centrally cleared swaps	3,671,818
Cash segregated for counterparty—OTC	720,000
Premiums paid for OTC swap agreements	167,783
Receivable from affiliate	154,314
Due from broker-variation margin swaps and cleared forward rate agreements	137,591
Receivable from manager	94,703
Unrealized appreciation on OTC cross currency exchange contracts	39,482
Prepaid expenses	9,210

Total Assets	10,417,988,972

LIABILITIES:
Payable for investments purchased	997,700,054
Payable to broker for collateral for securities on loan	431,391,708
Unrealized depreciation on OTC forward foreign currency contracts	34,931,418
Payable for fund share repurchased	7,159,552
Due to broker-variation margin futures	4,229,874
Unrealized depreciation on OTC swap agreements	3,459,457
Reverse repurchase agreements.	3,446,000
Premiums received for OTC swap agreements	3,135,622
Options written outstanding, at value (premiums received $3,838,978)	2,658,017
Management fees payable	2,437,033
Cash segregated from counterparty—OTC	1,510,000
Accrued expenses and other liabilities	1,217,955
Securities sold short, at value (proceeds received $1,052,188)	1,049,473
Distribution fee payable	238,421
Foreign capital gains tax liability accrued	75,676
Unrealized depreciation on OTC cross currency exchange contracts	6,410
Affiliated transfer agent fee payable	365

Total Liabilities	1,494,647,035

NET ASSETS	$8,923,341,937

Net assets were comprised of:
Paid-in capital	$5,464,706,354
Retained earnings	3,458,635,583

Net assets, June 30, 2017	$8,923,341,937

Net asset value and redemption price per share, $8,923,341,937 / 511,027,705 outstanding shares of beneficial interest.	$17.46

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,988,454, of which $243,868 is reimbursable by an affiliate)	$64,167,466
Interest income	46,976,642
Affiliated dividend income	3,367,484
Income from securities lending, net (including affiliated income of $474,185)	1,107,367

115,618,959

EXPENSES
Management fees	27,743,346
Distribution fee	10,547,303
Custodian and accounting fees	958,000
Audit fee	45,000
Trustees’ fees	43,000
Interest expense	30,391
Legal fees and expenses	16,000
Shareholders’ reports	12,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	87,768

Total expenses	39,493,808
Less: management fee waivers and/or expense reimbursement	(1,517,832)

Net expenses	37,975,976

NET INVESTMENT INCOME (LOSS)	77,642,983

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $14,968,509)	175,147,561
Futures transactions	54,346,872
Options written transactions	3,049,351
Forward rate agreement transactions	256,570
Swap agreements transactions	843,224
Foreign currency transactions	(4,994,022)

228,649,556

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated of $(1,023,333)) (net of change in foreign capital gains taxes $15,572)	432,030,712
Futures	(1,946,311)
Options written	243,948
Forward rate agreements	(246,178)
Swap agreements	(13,183,853)
Foreign currencies	(31,456,994)

385,441,324

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	614,090,880

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$691,733,863

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$77,642,983	$139,122,588
Net realized gain (loss) on investment and foreign currency transactions	228,649,556	330,303,299
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	385,441,324	48,664,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	691,733,863	518,090,368

FUND SHARE TRANSACTIONS:
Fund share sold [1,785,064 and 74,205,741 shares, respectively]	29,774,572	1,102,799,096
Fund share repurchased [16,171,517 and 111,592,629 shares, respectively]	(273,525,524)	(1,622,766,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(243,750,952)	(519,967,817)

CAPITAL CONTRIBUTIONS	—	4,519,392

TOTAL INCREASE (DECREASE) IN NET ASSETS	447,982,911	2,641,943
NET ASSETS:
Beginning of period	8,475,359,026	8,472,717,083

End of period	$8,923,341,937	$8,475,359,026

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 89.3%		Value
AFFILIATED MUTUAL FUNDS	Shares
AST AB Global Bond Portfolio*	54,592,053	$589,048,249
AST AQR Emerging Markets Equity Portfolio*	1,650,941	18,853,745
AST AQR Large-Cap Portfolio*	57,450,722	931,276,202
AST BlackRock Low Duration Bond Portfolio*	3,233,298	34,563,957
AST BlackRock/Loomis Sayles Bond Portfolio*	12,974,589	174,378,478
AST ClearBridge Dividend Growth Portfolio* .	27,264,052	438,951,233
AST Goldman Sachs Global Income Portfolio*	25,964,470	275,742,669
AST Goldman Sachs Large-Cap Value Portfolio*	7,276,235	216,977,322
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,880,410	33,061,089
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	83,896,821
AST Goldman Sachs Strategic Income Portfolio*	10,561,327	102,761,716
AST Government Money Market Portfolio	50,855,907	50,855,907
AST High Yield Portfolio*	15,668,249	153,862,209
AST Hotchkis & Wiley Large-Cap Value Portfolio*	10,209,410	275,756,157
AST International Growth Portfolio*	30,502,683	480,722,288
AST International Value Portfolio*	24,045,843	471,538,976
AST Jennison Large-Cap Growth Portfolio* .	7,679,058	205,875,537
AST Loomis Sayles Large-Cap Growth Portfolio*	8,291,817	366,829,964
AST Lord Abbett Core Fixed Income Portfolio*	19,432,995	242,912,437
AST MFS Growth Portfolio*	9,707,065	205,983,914
AST MFS Large-Cap Value Portfolio*	17,732,972	331,251,908
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	626,159	20,343,891
AST Parametric Emerging Markets Equity Portfolio*	1,051,425	9,567,970
AST Prudential Core Bond Portfolio*	69,816,639	840,592,339
AST QMA International Core Equity Portfolio*	20,674,791	242,308,550
AST QMA Large-Cap Portfolio*	56,274,220	924,585,428
AST Small-Cap Growth Opportunities Portfolio*	5,314,787	93,805,984
AST Small-Cap Growth Portfolio*	2,354,887	93,394,825
AST Small-Cap Value Portfolio*	4,700,003	125,678,081
AST T. Rowe Price Large-Cap Growth Portfolio*	8,694,321	261,525,170
AST T. Rowe Price Large-Cap Value Portfolio*	19,708,683	273,556,514
AST Templeton Global Bond Portfolio*	23,137	256,363
AST WEDGE Capital Mid-Cap Value Portfolio*	847,294	20,191,017
AST Wellington Management Global Bond Portfolio*	65,474,872	686,831,408
AST Western Asset Core Plus Bond Portfolio*	45,081,563	568,027,687
AST Western Asset Emerging Markets Debt Portfolio*	2,314,641	25,623,080

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $8,110,085,005)		$9,871,389,085

SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUND — 10.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,112,873,516)(w)	1,112,873,516	1,112,873,516

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $31,931,733)
0.960%	09/21/17	32,000	31,930,784

TOTAL SHORT-TERM INVESTMENTS (cost $1,144,805,249)			1,144,804,300

TOTAL INVESTMENTS — 99.6% (cost $9,254,890,254)			11,016,193,385
Other assets in excess of liabilities(z) — 0.4%			41,389,204

NET ASSETS — 100.0%			$11,057,582,589

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,052	2 Year U.S. Treasury Notes	Sep. 2017	$227,675,813	$227,347,064	$(328,749)
1,505	10 Year U.S. Treasury Notes	Sep. 2017	189,253,750	188,924,531	(329,219)
100	CAC40 10 Euro	Jul. 2017	5,974,599	5,843,822	(130,777)
20	DAX Index.	Sep. 2017	7,252,952	7,035,658	(217,294)
852	Euro STOXX 50 Index	Sep. 2017	34,462,628	33,387,532	(1,075,096)
126	FTSE 100 Index.	Sep. 2017	12,221,235	11,885,631	(335,604)
312	Mini MSCI EAFE Index	Sep. 2017	29,390,814	29,477,760	86,946
668	Russell 2000 Mini Index	Sep. 2017	47,367,283	47,237,620	(129,663)
1,905	S&P 500 E-Mini Index	Sep. 2017	231,305,100	230,590,725	(714,375)
336	S&P 500 Index	Sep. 2017	203,784,000	203,355,600	(428,400)
530	TOPIX Index	Sep. 2017	75,566,209	75,936,431	370,222

					$(3,232,009)

Security with a market value of $31,930,784 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,984,262,601	$—	$—
U.S. Treasury Obligation	—	31,930,784	—
Other Financial Instruments*
Futures Contracts	(3,232,009)	—	—

Total	$10,981,030,592	$31,930,784	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Core Bond	31.8%
Large/Mid-Cap Growth	26.5
Large/Mid-Cap Value	10.3
Ultra Short Bond	10.1
International Value	6.4
International Growth	4.3
Large/Mid-Cap Blend	4.0
Small-Cap Value	1.9
Small-Cap Growth	1.7

High Yield	1.4
Emerging Markets	0.5
Money Market	0.4
U.S. Treasury Obligations	0.3%

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$457,168	*	Due from/to broker-variation margin futures	$3,031,209	*
Interest rate contracts	—	—		Due from/to broker-variation margin futures	657,968	*

Total		$457,168			$3,689,177

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$56,103,537
Interest rate contracts	2,951,304

Total	$59,054,841

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,227,341)
Interest rate contracts	(362,373)

Total	$(2,589,714)

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $1,041,383,806.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $9,222,958,521)	$10,984,262,601
Unaffiliated investments (cost $31,931,733)	31,930,784
Foreign currency, at value (cost $47,861,195)	49,958,549
Receivable for fund share sold	273,131
Receivable from manager	37,990
Prepaid expenses	1,086

Total Assets	11,066,464,141

LIABILITIES:
Payable to custodian	4,588,240
Payable for fund share repurchased	1,531,827
Due to broker-variation margin futures	1,486,691
Management fees payable	582,833
Deposit due to broker—futures	490,195
Accrued expenses and other liabilities	201,337
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	64

Total Liabilities	8,881,552

NET ASSETS	$11,057,582,589

Net assets were comprised of:
Paid-in capital	$6,536,465,316
Retained earnings	4,521,117,273

Net assets, June 30, 2017	$11,057,582,589

Net asset value and redemption price per share, $11,057,582,589 / 657,205,929 outstanding shares of beneficial interest.	$16.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Affiliated dividend income	$5,302,119

EXPENSES
Management fees	8,100,943
Custodian and accounting fees	230,000
Trustees’ fees	53,000
Legal fees and expenses	18,000
Audit fee	12,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	14,373

Total expenses	8,442,316
Less: management fee waivers and/or expense reimbursement	(93,755)

Net expenses	8,348,561

NET INVESTMENT INCOME (LOSS)	(3,046,442)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $271,008,872)	271,009,922
Futures transactions	59,054,841
Foreign currency transactions	(404,305)

329,660,458

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $423,764,376)	423,761,643
Futures	(2,589,714)
Foreign currencies	3,075,914

424,247,843

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	753,908,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$750,861,859

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,046,442)	$(10,625,942)
Net realized gain (loss) on investment and foreign currency transactions	329,660,458	482,997,711
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	424,247,843	138,792,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	750,861,859	611,164,352

FUND SHARE TRANSACTIONS:
Fund share sold [2,828,099 and 51,778,138 shares, respectively]	45,690,164	754,511,091
Fund share repurchased [20,349,542 and 87,973,705 shares, respectively]	(332,651,601)	(1,269,428,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(286,961,437)	(514,917,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	463,900,422	96,247,187
NET ASSETS:
Beginning of period	10,593,682,167	10,497,434,980

End of period	$11,057,582,589	$10,593,682,167

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 74.4%		Value
COMMON STOCKS — 29.4%	Shares
Aerospace & Defense — 0.4%
Boeing Co. (The)	16,023	$3,168,549
Bombardier, Inc. (Canada) (Class B Stock)	22,812	41,515
Dassault Aviation SA (France)	942	1,316,449
General Dynamics Corp.	942	186,610
L3 Technologies, Inc.	1,598	266,994
Northrop Grumman Corp.	197	50,572
QinetiQ Group PLC (United Kingdom)	42,757	150,625
Raytheon Co.	9,636	1,556,021
Thales SA (France)	19,256	2,072,418
United Technologies Corp.	290	35,412

		8,845,165

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	27,031	1,014,699
Expeditors International of Washington, Inc.	18,784	1,060,920
FedEx Corp.	2,010	436,833
PostNL NV (Netherlands)	32,917	153,614
United Parcel Service, Inc. (Class B Stock) .	4,086	451,871
XPO Logistics, Inc.*	2,422	156,534

		3,274,471

Airlines — 0.2%
Air China Ltd. (China) (Class H Stock)	44,000	45,353
American Airlines Group, Inc.	7,916	398,333
Delta Air Lines, Inc.	16,606	892,406
Deutsche Lufthansa AG (Germany)	24,449	557,183
Japan Airlines Co. Ltd. (Japan)	8,000	247,805
Qantas Airways Ltd. (Australia)	352,072	1,547,545
Singapore Airlines Ltd. (Singapore)	4,200	30,867

		3,719,492

Auto Components — 0.4%
BorgWarner, Inc.	30,530	1,293,251
Bridgestone Corp. (Japan)	24,000	1,037,558
Cie Generale des Etablissements Michelin (France)	7,478	995,279
Continental AG (Germany)	279	60,356
Delphi Automotive PLC	10,474	918,046
Denso Corp. (Japan)	2,000	84,876
Faurecia (France)	3,472	176,070
GKN PLC (United Kingdom)	96,701	410,747
Goodyear Tire & Rubber Co. (The)	6,247	218,395
Hyundai Mobis Co. Ltd. (South Korea)	214	46,783
Lear Corp.	24,474	3,477,266
Magna International, Inc. (Canada)	22,410	1,038,070
Motherson Sumi Systems Ltd. (India)*	12,814	91,477
Nexteer Automotive Group Ltd. (China)*	7,000	10,966
Sumitomo Electric Industries Ltd. (Japan)	1,400	21,659
Tenneco, Inc.	405	23,421
Toyota Boshoku Corp. (Japan)	1,500	28,255
Valeo SA (France)	347	23,346
Xinyi Glass Holdings Ltd. (Hong Kong)*	46,000	45,532

		10,001,353

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	66,500	44,555
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	3,000	2,909

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	$51,996
Ferrari NV (Italy)	6,738	579,814
Geely Automobile Holdings Ltd. (China)	60,000	129,318
Great Wall Motor Co. Ltd. (China) (Class H Stock)	42,000	51,834
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	20,000	35,078
Hero MotoCorp Ltd. (India)	1,271	72,726
Honda Motor Co. Ltd. (Japan)	31,600	865,780
Kia Motors Corp. (South Korea)	3,973	132,681
Maruti Suzuki India Ltd. (India)	812	90,602
Mazda Motor Corp. (Japan)	29,100	408,823
Nissan Motor Co. Ltd. (Japan)	240,200	2,398,381
Peugeot SA (France)	60,549	1,206,723
Renault SA (France)	3,565	322,545
Subaru Corp. (Japan)	44,200	1,498,736
Suzuki Motor Corp. (Japan)	20,600	981,342
Tata Motors Ltd. (India)	44,533	297,448
Tata Motors Ltd. (India) (Class A Stock), DVR	8,043	32,708
Thor Industries, Inc.	2,000	209,039
Toyota Motor Corp. (Japan)	33,100	1,739,851

		11,152,889

Banks — 2.3%
Agricultural Bank of China Ltd. (China) (Class H Stock)	110,000	51,988
Akbank TAS (Turkey)	38,025	105,915
Axis Bank Ltd. (India)	12,867	102,895
Banco Bilbao Vizcaya Argentaria SA (Spain) .	56,223	468,336
Banco Bradesco SA (Brazil)	4,510	37,736
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	46,200	12,432
Banco do Brasil SA (Brazil)	10,400	84,195
Banco Santander SA (Spain)	143,166	950,607
Bank Central Asia Tbk PT (Indonesia)	209,000	285,038
Bank Hapoalim BM (Israel)	10,376	69,967
Bank Leumi Le-Israel BM (Israel)	13,915	67,606
Bank Mandiri Persero Tbk PT (Indonesia)	142,100	136,206
Bank Negara Indonesia Persero Tbk PT (Indonesia)	157,600	77,491
Bank of America Corp.	216,474	5,251,660
Bank of China Ltd. (China) (Class H Stock) .	1,527,000	748,790
Bank of Communications Co. Ltd. (China) (Class H Stock)	173,000	122,047
Bank of East Asia Ltd. (The) (Hong Kong)	11,600	49,856
Bank of Nova Scotia (The) (Canada)	83,620	5,030,225
Bank Pekao SA (Poland)	11,144	375,221
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	81,500	92,994
Bank Zachodni WBK SA (Poland)	431	39,794
Barclays Africa Group Ltd. (South Africa)	5,183	56,989
BNP Paribas SA (France)	12,724	916,037
BOC Hong Kong Holdings Ltd. (China)	67,500	323,036
Canadian Imperial Bank of Commerce (Canada)	14,462	1,175,316
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	154,000	94,253

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
China Construction Bank Corp. (China) (Class H Stock)	1,139,000	$885,739
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	37,851
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,500	79,855
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	116,000	115,699
Citigroup, Inc.	38,737	2,590,731
Citizens Financial Group, Inc.	39,695	1,416,318
CTBC Financial Holding Co. Ltd. (Taiwan)	589,680	386,515
Danske Bank A/S (Denmark)	33,501	1,288,887
DBS Group Holdings Ltd. (Singapore)	17,100	257,368
DNB ASA (Norway)	3,209	54,633
First Financial Holding Co. Ltd. (Taiwan)	91,335	61,073
First Horizon National Corp.	4,838	84,278
First Republic Bank	5,442	544,744
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	19,700	38,122
Gunma Bank Ltd. (The) (Japan)	4,900	29,506
Hana Financial Group, Inc. (South Korea)	2,505	98,929
HSBC Holdings PLC (United Kingdom)	162,557	1,508,856
ICICI Bank Ltd. (India)	41,039	184,742
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,304,000	880,047
Industrial Bank of Korea (South Korea)	6,588	81,992
ING Groep NV (Netherlands)	215,882	3,726,729
Japan Post Bank Co. Ltd. (Japan)	16,200	207,962
JPMorgan Chase & Co.	71,567	6,541,223
Kasikornbank PCL (Thailand), NVDR	25,100	146,535
KB Financial Group, Inc. (South Korea)	1,614	81,491
KeyCorp	7,173	134,422
Krung Thai Bank PCL (Thailand), NVDR	40,900	22,617
Lloyds Banking Group PLC (United Kingdom)	46,361	39,953
Mediobanca SpA (Italy)	47,520	470,118
Metropolitan Bank & Trust Co. (Philippines) .	15,330	26,560
Mitsubishi UFJ Financial Group, Inc. (Japan)	89,000	600,309
Mizrahi Tefahot Bank Ltd. (Israel)	1,336	24,291
Nedbank Group Ltd. (South Africa)	2,013	32,142
OTP Bank PLC (Hungary)	6,643	222,338
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,200	236,567
Popular, Inc. (Puerto Rico)	2,470	103,024
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	5,331	49,564
Resona Holdings, Inc. (Japan)	210,600	1,163,315
Royal Bank of Canada (Canada)	48,496	3,521,270
Shinhan Financial Group Co. Ltd. (South Korea)	3,954	170,596
Standard Bank Group Ltd. (South Africa)	15,216	167,569
State Bank of India (India)	113,617	480,366
Sumitomo Mitsui Financial Group, Inc. (Japan)	55,900	2,182,585
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	15,500	556,749
SunTrust Banks, Inc.	11,968	678,825
Suruga Bank Ltd. (Japan)	8,800	214,020

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Synovus Financial Corp.	7,303	$323,085
TMB Bank PCL (Thailand), NVDR	522,200	35,331
Toronto-Dominion Bank (The) (Canada)	21,739	1,095,500
Turkiye Garanti Bankasi A/S (Turkey)	115,723	322,099
Turkiye Halk Bankasi A/S (Turkey)	35,367	132,176
Turkiye Is Bankasi (Turkey) (Class C Stock)	207,210	438,766
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	53,289
UniCredit SpA (Italy)*	27,620	517,358
United Overseas Bank Ltd. (Singapore)	12,600	211,537
Wells Fargo & Co.	40,060	2,219,724
Woori Bank (South Korea)	3,451	55,592
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	67,616
Yes Bank Ltd. (India)	5,807	131,370

		54,757,098

Beverages — 0.5%
Ambev SA (Brazil)	1,800	9,992
Anheuser-Busch InBev SA/NV (Belgium)	3,304	364,923
Carlsberg A/S (Denmark) (Class B Stock)	126	13,465
Coca-Cola Amatil Ltd. (Australia)	4,687	33,260
Coca-Cola Bottlers Japan, Inc. (Japan)	1,100	31,851
Coca-Cola Co. (The)	48,046	2,154,863
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	39,008
Coca-Cola HBC AG (Switzerland)*	23,072	678,528
Diageo PLC (United Kingdom)	55,858	1,650,711
Dr. Pepper Snapple Group, Inc.	10,232	932,238
Fevertree Drinks PLC (United Kingdom)	4,315	95,989
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,200	149,691
Molson Coors Brewing Co. (Class B Stock)	4,180	360,901
PepsiCo, Inc.	41,595	4,803,807
Treasury Wine Estates Ltd. (Australia)	46,510	470,306
United Spirits Ltd. (India)*	3,942	146,259

		11,935,792

Biotechnology — 0.6%
3SBio, Inc. (China), 144A*	8,500	11,279
AbbVie, Inc.	20,843	1,511,326
Actelion Ltd. (Switzerland)*	1,936	541,723
Alexion Pharmaceuticals, Inc.*	2,079	252,952
Amgen, Inc.	17,263	2,973,207
BB Biotech AG (Switzerland)	44	2,701
Biogen, Inc.*	4,402	1,194,527
Celgene Corp.*	18,929	2,458,309
Celltrion, Inc. (South Korea)*	705	70,900
CSL Ltd. (Australia)	4,163	441,817
Genmab A/S (Denmark)*	507	108,102
Gilead Sciences, Inc.	54,232	3,838,541
Grifols SA (Spain)	2,387	66,552
Idorsia Ltd. (Switzerland)*	1,936	36,544
Medy-Tox, Inc. (South Korea)	38	18,609
OBI Pharma, Inc. (Taiwan)*	1,000	7,934
Shire PLC	8,239	454,292
Vertex Pharmaceuticals, Inc.*	1,102	142,015

		14,131,330

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products — 0.2%
Asahi Glass Co. Ltd. (Japan)	7,400	$312,523
Cie de Saint-Gobain (France)	8,056	430,232
Daikin Industries Ltd. (Japan)	400	41,037
Fortune Brands Home & Security, Inc.	570	37,187
Geberit AG (Switzerland)	4,311	2,013,066
Johnson Controls International PLC	27,228	1,180,606
Masco Corp.	23,677	904,698

		4,919,349

Capital Markets — 0.9%
Ameriprise Financial, Inc.	3,084	392,562
Ashmore Group PLC (United Kingdom)	12,700	58,455
Bank of New York Mellon Corp. (The)	13,818	704,994
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros (Brazil)	26,704	158,069
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	11,391	447,014
BT Investment Management Ltd. (Australia)	1,650	14,440
Charles Schwab Corp. (The)	17,080	733,757
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	254,000	94,664
China Everbright Ltd. (China)	14,000	30,449
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	95,500	85,605
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	55,841
CME Group, Inc.	7,454	933,539
Evercore Partners, Inc. (Class A Stock)	3,965	279,533
Franklin Resources, Inc.	92,073	4,123,950
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	21,303
Goldman Sachs Group, Inc. (The)	4,910	1,089,529
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	40,743
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,900	281,595
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	32,284
Intercontinental Exchange, Inc.	18,122	1,194,602
Investec Ltd. (South Africa)	11,346	83,626
Jupiter Fund Management PLC (United Kingdom)	12,893	84,800
Macquarie Group Ltd. (Australia)	7,653	520,432
Man Group PLC (United Kingdom)	24,118	48,667
Mirae Asset Daewoo Co. Ltd. (South Korea)	1,837	17,724
Moody’s Corp.	13,734	1,671,153
Morgan Stanley	19,894	886,477
Morningstar, Inc.	1,215	95,183
NH Investment & Securities Co. Ltd. (South Korea)	5,622	72,945
Perpetual Ltd. (Australia)	255	10,946
S&P Global, Inc.	21,507	3,139,807
SEI Investments Co.	14,440	776,583
Singapore Exchange Ltd. (Singapore)	7,700	41,037
State Street Corp.	7,973	715,417
Thomson Reuters Corp. (Canada)	20,534	950,695
TP ICAP PLC (United Kingdom)	4,369	26,587
UBS Group AG (Switzerland)*	38,035	646,819

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Yuanta Financial Holding Co. Ltd. (Taiwan)	403,000	$177,556

		20,739,382

Chemicals — 0.9%
Advanced Emissions Solutions, Inc.(a)	2,840	26,014
Air Products & Chemicals, Inc.	657	93,990
Albemarle Corp.	686	72,400
Arkema SA (France)	1,286	137,334
Axalta Coating Systems Ltd.*	1,448	46,394
BASF SE (Germany)	856	79,445
Cabot Corp.	10,322	551,504
Celanese Corp. (Class A Stock)	18,778	1,782,783
Covestro AG (Germany), 144A	1,949	141,291
Croda International PLC (United Kingdom)	8,604	435,730
Daicel Corp. (Japan)	8,800	109,989
Denka Co. Ltd. (Japan)	8,000	41,399
DIC Corp. (Japan)	300	10,839
Dow Chemical Co. (The)	21,500	1,356,005
E.I. du Pont de Nemours & Co.	9,632	777,399
Eastman Chemical Co.	19,617	1,647,632
Evonik Industries AG (Germany)	9,061	290,005
FMC Corp.	241	17,605
Frutarom Industries Ltd. (Israel)	370	25,831
Hanwha Chemical Corp. (South Korea)	1,660	43,805
Hyosung Corp. (South Korea)	328	48,032
International Flavors & Fragrances, Inc.	4,575	617,625
Johnson Matthey PLC (United Kingdom)	3,572	133,689
Koninklijke DSM NV (Netherlands)	22,705	1,651,396
Kuraray Co. Ltd. (Japan)	5,400	98,329
LANXESS AG (Germany)	16,006	1,213,901
Lenzing AG (Austria)	994	178,021
LyondellBasell Industries NV (Class A Stock)	37,244	3,143,021
Mexichem SAB de CV (Mexico)	15,887	42,552
Mitsubishi Chemical Holdings Corp. (Japan)	235,300	1,960,462
Mitsui Chemicals, Inc. (Japan)	19,000	101,182
Monsanto Co.	3,281	388,339
Mosaic Co. (The)	2,829	64,586
Nippon Shokubai Co. Ltd. (Japan)	200	12,919
Orica Ltd. (Australia)	19,366	307,744
PPG Industries, Inc.	6,788	746,408
Praxair, Inc.	3,467	459,551
PTT Global Chemical PCL (Thailand), NVDR	76,100	153,361
Shin-Etsu Chemical Co. Ltd. (Japan)	2,700	245,734
Sumitomo Chemical Co. Ltd. (Japan)	80,000	462,384
Teijin Ltd. (Japan)	600	11,578
Tosoh Corp. (Japan)	17,000	175,206
Ube Industries Ltd. (Japan)	8,000	20,650
UPL Ltd. (India)	5,144	66,864
Wacker Chemie AG (Germany)	852	92,731
Westlake Chemical Corp.	1,161	76,870
WR Grace & Co.	5,598	403,112
Zeon Corp. (Japan)	4,000	42,814

		20,606,455

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	259,212	1,938,276
China Everbright International Ltd. (China)	29,000	36,169

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Dai Nippon Printing Co. Ltd. (Japan)	20,000	$222,799
Downer EDI Ltd. (Australia)	7,736	38,107
G4S PLC (United Kingdom)	15,117	64,292
IWG PLC (Switzerland)	72,124	304,068
Loomis AB (Sweden) (Class B Stock)	2,377	85,200
LSC Communications, Inc.	2,187	46,802
Rentokil Initial PLC (United Kingdom)	21,231	75,552
RR Donnelley & Sons Co.	14,292	179,222
Secom Co. Ltd. (Japan)	4,200	319,557
Toppan Printing Co. Ltd. (Japan)	23,000	252,908
Waste Management, Inc.	3,252	238,534

		3,801,486

Communications Equipment — 0.2%
BYD Electronic International Co. Ltd.
(China)	7,500	14,867
Cisco Systems, Inc.	138,275	4,328,008
F5 Networks, Inc.*	973	123,629
Juniper Networks, Inc.	1,979	55,175
Motorola Solutions, Inc.	3,260	282,772
VTech Holdings Ltd. (Hong Kong)	2,500	39,602
ZTE Corp. (China) (Class H Stock)*	49,600	118,308

		4,962,361

Construction & Engineering — 0.2%
ACS Actividades de Construccion y
Servicios SA (Spain)	22,192	858,031
Bouygues SA (France)	5,310	223,712
CH Karnchang PCL (Thailand), NVDR	39,100	33,325
China Communications Construction Co.
Ltd. (China) (Class H Stock)	93,000	119,789
China Railway Construction Corp. Ltd.
(China) (Class H Stock)	24,500	31,939
China Railway Group Ltd. (China) (Class H Stock)	68,000	53,557
Chiyoda Corp. (Japan)	4,000	23,627
CIMIC Group Ltd. (Australia)	12,705	379,089
COMSYS Holdings Corp. (Japan)	1,900	39,230
Eiffage SA (France)	20,395	1,852,706
HOCHTIEF AG (Germany)	8,649	1,587,777
Hyundai Development Co-Engineering & Construction (South Korea)	1,824	74,915
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,501	60,470
Kinden Corp. (Japan)	1,700	27,447
Larsen & Toubro Ltd. (India)	1,571	40,990
NCC AB (Sweden) (Class B Stock)	3,096	87,207
Nishimatsu Construction Co. Ltd. (Japan)	28,000	148,698
Penta-Ocean Construction Co. Ltd. (Japan)	5,400	30,775

		5,673,284

Construction Materials — 0.0%
ACC Ltd. (India)	1,102	26,712
Anhui Conch Cement Co. Ltd. (China)
(Class H Stock)	19,500	67,769
Cemex SAB de CV (Mexico), UTS*	44,253	41,647
CSR Ltd. (Australia)	9,693	31,502
LafargeHolcim Ltd. (Switzerland)*	4,265	245,123

COMMON STOCKS (continued)	Shares	Value
Construction Materials (continued)
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	$25,949
UltraTech Cement Ltd. (India)	1,141	69,850

		508,552

Consumer Finance — 0.1%
American Express Co.	11,529	971,202
Cembra Money Bank AG (Switzerland)*	549	52,030
Discover Financial Services	9,448	587,571
Navient Corp.	29,411	489,693

		2,100,496

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,934	1,496,457
Ball Corp.	3,508	148,073
Crown Holdings, Inc.*	21,827	1,302,199
DS Smith PLC (United Kingdom)	22,818	140,830
FP Corp. (Japan)	500	27,075
Packaging Corp. of America	2,053	228,684
Rengo Co. Ltd. (Japan)	10,000	58,057
Silgan Holdings, Inc.	2,178	69,217
Smurfit Kappa Group PLC (Ireland)	4,600	143,029
Toyo Seikan Group Holdings Ltd. (Japan)	700	11,850
WestRock Co.	10,680	605,129

		4,230,600

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	2,273	27,908
Inchcape PLC (United Kingdom)	29,257	287,594
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	32,197

		347,699

Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,179	67,353
Kroton Educacional SA (Brazil)	4,900	21,949

		89,302

Diversified Financial Services — 0.4%
Ayala Corp. (Philippines)	2,120	35,734
Banca Mediolanum SpA (Italy)	6,060	50,326
Berkshire Hathaway, Inc. (Class B Stock)*	5,037	853,117
Chailease Holding Co. Ltd. (Taiwan)	24,000	66,854
Challenger Ltd. (Australia)	17,195	176,343
Eurazeo SA (France)(a)	36,063	2,706,381
FirstRand Ltd. (South Africa)	31,966	115,280
Fubon Financial Holding Co. Ltd. (Taiwan)	324,000	515,586
Haci Omer Sabanci Holding A/S (Turkey)	14,363	44,616
ORIX Corp. (Japan)	116,800	1,817,391
Power Finance Corp. Ltd. (India)	39,124	74,182
Reliance Capital Ltd. (India)	6,375	63,480
Remgro Ltd. (South Africa)	6,990	114,024
RMB Holdings Ltd. (South Africa)	11,625	52,226
Rural Electrification Corp. Ltd. (India)	20,604	54,742
Wendel SA (France)	15,432	2,282,546

		9,022,828

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	37,324	1,408,235
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	20,162	33,445

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
BT Group PLC (United Kingdom)	2,626	$10,098
China Telecom Corp. Ltd. (China) (Class H Stock)	118,000	56,034
Deutsche Telekom AG (Germany)	121,000	2,181,026
HKT Trust & HKT Ltd. (Hong Kong)	100,000	131,156
Koninklijke KPN NV (Netherlands)	84,852	271,575
KT Corp. (South Korea)	33	941
Level 3 Communications, Inc.*	2,597	154,002
Nippon Telegraph & Telephone Corp. (Japan)	56,200	2,652,871
Orange SA (France)	12,590	200,369
Proximus SADP (Belgium)	6,310	220,847
Singapore Telecommunications Ltd. (Singapore)	78,900	222,820
Spark New Zealand Ltd. (New Zealand)	17,709	49,069
Telefonica SA (Spain)	172,756	1,788,308
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,570,200	533,227
Telenor ASA (Norway)	80,852	1,341,354
Telstra Corp. Ltd. (Australia)	101,831	336,462
True Corp. PCL (Thailand), NVDR	3,091,400	563,685
Verizon Communications, Inc.	34,191	1,526,970

		13,682,494

Electric Utilities — 0.3%
CEZ A/S (Czech Republic)	2,964	51,591
Chubu Electric Power Co., Inc. (Japan)	31,200	414,919
Chugoku Electric Power Co., Inc. (The) (Japan)	2,700	29,812
CK Infrastructure Holdings Ltd. (Hong Kong)	7,000	58,802
CLP Holdings Ltd. (Hong Kong)	105,500	1,115,594
Contact Energy Ltd. (New Zealand)	6,932	26,465
EDP—Energias de Portugal SA (Portugal)	22,808	74,610
Endesa SA (Spain)	13,805	318,462
Enel SpA (Italy)	185,882	996,980
Iberdrola SA (Spain)	53,466	423,688
Kansai Electric Power Co., Inc. (The)
(Japan)	6,800	93,768
Korea Electric Power Corp. (South Korea)	237	8,451
Kyushu Electric Power Co., Inc. (Japan)	4,100	49,830
Mercury NZ Ltd. (New Zealand)	6,793	16,523
PGE Polska Grupa Energetyczna SA (Poland)	10,267	33,545
Portland General Electric Co.	20,433	933,584
Power Assets Holdings Ltd. (Hong Kong)	13,500	119,164
Tauron Polska Energia SA (Poland)*	35,106	33,917
Tohoku Electric Power Co., Inc. (Japan)	4,300	59,594
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	13,700	56,558
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,500	10,065
Westar Energy, Inc.	28,687	1,520,985

		6,446,907

Electrical Equipment — 0.2%
Eaton Corp. PLC	731	56,894
Emerson Electric Co.	8,333	496,813
Fujikura Ltd. (Japan)	7,000	58,888
Hubbell, Inc.	2,238	253,274

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Legrand SA (France)	2,695	$188,331
Mitsubishi Electric Corp. (Japan)	40,700	588,628
Rockwell Automation, Inc.	10,679	1,729,571
Vestas Wind Systems A/S (Denmark)	10,034	926,814

		4,299,213

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	711	52,486
AU Optronics Corp. (Taiwan)	153,000	69,835
CDW Corp.	2,087	130,500
Celestica, Inc. (Canada)*	10,528	143,047
Dolby Laboratories, Inc. (Class A Stock)	4,666	228,447
Electrocomponents PLC (United Kingdom)	6,566	49,389
FIH Mobile Ltd. (China)	27,000	8,335
Flex Ltd.*	83,960	1,369,388
FLIR Systems, Inc.	977	33,863
Hitachi High-Technologies Corp. (Japan)	1,900	73,992
Hitachi Ltd. (Japan)	375,000	2,312,134
Hon Hai Precision Industry Co. Ltd. (Taiwan)	426,600	1,639,847
Innolux Corp. (Taiwan)	65,000	33,938
Omron Corp. (Japan)	1,000	43,529
Simplo Technology Co. Ltd. (Taiwan)	4,000	13,613
Spectris PLC (United Kingdom)	2,625	86,301
TDK Corp. (Japan)	200	13,220
TE Connectivity Ltd.	15,406	1,212,144
Tech Data Corp.*	2,158	217,957
Venture Corp. Ltd. (Singapore)	38,600	337,874
WPG Holdings Ltd. (Taiwan)	23,000	30,683
Zebra Technologies Corp. (Class A Stock)*	1,879	188,877
Zhen Ding Technology Holding Ltd. (Taiwan)	19,000	44,987

		8,334,386

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	10,170	554,367
Core Laboratories NV(a)	1,995	202,034
Dril-Quip, Inc.*	2,114	103,163
Schlumberger Ltd.	28,237	1,859,124
Subsea 7 SA (United Kingdom)	33,908	457,197
TechnipFMC PLC (United Kingdom)*	10,341	281,275
Tenaris SA (Luxembourg)	23,904	373,232
Transocean Ltd.*(a)	22,920	188,632

		4,019,024

Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.	316	38,069
American Tower Corp.	9,426	1,247,248
Ascendas Real Estate Investment Trust (Singapore)	22,900	43,390
Brixmor Property Group, Inc.	79,443	1,420,441
CapitaLand Commercial Trust (Singapore)	19,900	23,984
CapitaLand Mall Trust (Singapore)	23,800	34,132
Duke Realty Corp.	9,002	251,606
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	32,286	26,977
Fibra Uno Administracion SA de CV (Mexico)	16,900	31,977
Gaming and Leisure Properties, Inc.	3,822	143,975
Growthpoint Properties Ltd. (South Africa)	22,680	42,428

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	4,742	$86,636
Intu Properties PLC (United Kingdom)	14,475	50,763
Japan Prime Realty Investment Corp. (Japan)	8	27,713
Japan Real Estate Investment Corp. (Japan)	13	64,622
Japan Retail Fund Investment Corp. (Japan)	25	46,135
Kimco Realty Corp.	3,056	56,078
Link REIT (Hong Kong)	21,500	163,551
Mirvac Group (Australia)	69,461	113,585
Nippon Building Fund, Inc. (Japan)	30	153,071
Nippon Prologis REIT, Inc. (Japan)	15	31,928
Nomura Real Estate Master Fund, Inc. (Japan)	39	53,300
Outfront Media, Inc.	7,696	177,932
Park Hotels & Resorts, Inc.	2,162	58,288
Prologis, Inc.	5,955	349,201
Redefine Properties Ltd. (South Africa)	41,093	33,048
Scentre Group (Australia)	45,117	140,273
Simon Property Group, Inc.	4,900	792,623
Stockland (Australia)	176,301	592,882
Suntec Real Estate Investment Trust (Singapore)	22,800	30,943
United Urban Investment Corp. (Japan)	28	39,946
Ventas, Inc.	22,628	1,572,193
Weingarten Realty Investors	15,826	476,363

		8,415,301

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	22,767	1,091,299
Costco Wholesale Corp.	2,964	474,033
Distribuidora Internacional de Alimentacion SA (Spain)	112,167	699,966
Jeronimo Martins SGPS SA (Portugal)	29,618	578,256
Kroger Co. (The)	14,052	327,693
Magnit PJSC (Russia), GDR	2,493	83,516
Seven & i Holdings Co. Ltd. (Japan)	11,800	486,919
SPAR Group Ltd. (The) (South Africa)	2,467	29,070
Sundrug Co. Ltd. (Japan)	1,600	59,684
Walgreens Boots Alliance, Inc.	19,292	1,510,756
Wal-Mart de Mexico SAB de CV (Mexico)	14,600	33,852
Wal-Mart Stores, Inc.	53,647	4,060,005
WM Morrison Supermarkets PLC (United Kingdom)	228,833	718,732

		10,153,781

Food Products — 0.5%
Archer-Daniels-Midland Co.	22,861	945,988
Associated British Foods PLC (United Kingdom)	11,577	443,022
BRF SA (Brazil)	2,000	23,617
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	57,974
General Mills, Inc.	2,658	147,253
Gruma SAB de CV (Mexico) (Class B Stock)	5,160	67,321

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	$35,788
Grupo Lala SAB de CV (Mexico)	10,500	19,248
Hershey Co. (The)	6,873	737,953
Ingredion, Inc.	2,960	352,862
J.M. Smucker Co. (The)	2,782	329,194
JBS SA (Brazil)	47,641	94,767
Kellogg Co.(a)	13,638	947,295
Maple Leaf Foods, Inc. (Canada)	495	12,497
Marine Harvest ASA (Norway)*	31,072	531,617
Mondelez International, Inc. (Class A Stock)	38,770	1,674,477
Nestle SA (Switzerland)	40,710	3,550,632
Salmar ASA (Norway)	3	74
Suedzucker AG (Germany)	15,089	315,019
Tate & Lyle PLC (United Kingdom)	10,470	90,235
Tyson Foods, Inc. (Class A Stock)	7,895	494,464
Universal Robina Corp. (Philippines)	6,730	21,740
WH Group Ltd. (Hong Kong), 144A	629,500	635,651
Wilmar International Ltd. (Singapore)	25,600	62,268

		11,590,956

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	3,385	79,238
Hong Kong & China Gas Co. Ltd. (Hong Kong)	79,970	150,398
Osaka Gas Co. Ltd. (Japan)	21,000	85,992
Rubis SCA (France)	280	31,758
Toho Gas Co. Ltd. (Japan)	3,000	21,852
Tokyo Gas Co. Ltd. (Japan)	96,000	500,035
UGI Corp.	12,504	605,319

		1,474,592

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	21,138	1,279,694
Becton, Dickinson and Co.	985	192,183
BioMerieux (France)	49	10,611
Boston Scientific Corp.*	9,138	253,305
C.R. Bard, Inc.	713	225,386
Cochlear Ltd. (Australia)	4,875	582,256
Coloplast A/S (Denmark) (Class B Stock)	4,320	361,089
CYBERDYNE, Inc. (Japan)*	1,000	13,326
Danaher Corp.	3,876	327,096
Edwards Lifesciences Corp.*	4,365	516,117
GN Store Nord A/S (Denmark)	31,240	912,176
Hoya Corp. (Japan)	18,800	978,754
IDEXX Laboratories, Inc.*	3,971	640,999
Masimo Corp.*	3,626	330,619
Medtronic PLC	25,763	2,286,467
Nipro Corp. (Japan)	2,900	37,851
Smith & Nephew PLC (United Kingdom)	731	12,623
Straumann Holding AG (Switzerland)	1,536	874,707
Stryker Corp.(a)	1,939	269,094
Varian Medical Systems, Inc.*	4,544	468,895
West Pharmaceutical Services, Inc.	1,270	120,040
Zimmer Biomet Holdings, Inc.	430	55,212

		10,748,500

Health Care Providers & Services — 0.4%
Aetna, Inc.	6,279	953,341

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Alfresa Holdings Corp. (Japan)	1,100	$21,266
AmerisourceBergen Corp.	5,729	541,562
Amplifon SpA (Italy)	9,310	122,856
Anthem, Inc.	2,531	476,157
Centene Corp.*	828	66,141
Express Scripts Holding Co.*	12,059	769,846
Fresenius Medical Care AG & Co. KGaA (Germany)	8,116	783,169
HCA Healthcare, Inc.*	24,669	2,151,137
Humana, Inc.	3,418	822,439
McKesson Corp.	4,581	753,758
Miraca Holdings, Inc. (Japan)	2,300	103,590
Netcare Ltd. (South Africa)	11,742	23,091
Ryman Healthcare Ltd. (New Zealand)	3,626	22,030
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	36,143
UnitedHealth Group, Inc.	13,258	2,458,298
WellCare Health Plans, Inc.*	363	65,180

		10,170,004

Health Care Technology — 0.0%
Cerner Corp.*	372	24,727
Veeva Systems, Inc. (Class A Stock)*	3,249	199,196

		223,923

Hotels, Restaurants & Leisure — 0.5%
Amaya Gaming Group Inc. (Canada)	18,376	328,467
Amaya, Inc. (Canada)*	30,785	550,275
Aristocrat Leisure Ltd. (Australia)	118,388	2,052,482
Autogrill SpA (Italy)	3,916	47,466
Carnival Corp.	32,764	2,148,336
Carnival PLC	6,836	452,023
Choice Hotels International, Inc.	896	57,567
Compass Group PLC (United Kingdom)	6,882	145,257
Domino’s Pizza Enterprises Ltd. (Australia)	16,280	651,454
Domino’s Pizza, Inc.	636	134,533
Extended Stay America, Inc., UTS	37,861	732,989
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	36,000	218,495
Hilton Grand Vacations, Inc.*	1,126	40,604
InterContinental Hotels Group PLC (United Kingdom)	25,256	1,402,565
International Game Technology PLC	4,729	86,541
Kindred Group PLC (Malta), SDR	846	9,578
Marriott International, Inc. (Class A Stock)	3,816	382,783
McDonald’s Corp.	17,134	2,624,243
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR.	4,176	93,752
Melia Hotels International SA (Spain)	1,277	19,126
MGM China Holdings Ltd. (Macau)	9,200	20,459
Sands China Ltd. (Hong Kong)	23,200	106,199
SJM Holdings Ltd. (Hong Kong)	14,000	14,751
Skylark Co. Ltd. (Japan)	2,100	30,172
Starbucks Corp.	13,344	778,089
Tabcorp Holdings Ltd. (Australia)	7,615	25,575
Thomas Cook Group PLC (United Kingdom)	8,355	9,789
TUI AG (Germany)	930	13,557

		13,177,127

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	72,402	$531,743
Casio Computer Co. Ltd. (Japan)	5,500	84,767
D.R. Horton, Inc.	15,537	537,114
Electrolux AB (Sweden) (Class B Stock)	52,802	1,731,444
Fujitsu General Ltd. (Japan)	700	16,233
Haseko Corp. (Japan)	1,000	12,177
Iida Group Holdings Co. Ltd. (Japan)	31,600	527,451
JM AB (Sweden)	3,277	116,103
LG Electronics, Inc. (South Korea)	3,757	263,574
Nikon Corp. (Japan)	13,700	219,599
Panasonic Corp. (Japan)	54,200	738,489
Persimmon PLC (United Kingdom)	1,530	44,686
SEB SA (France)	438	78,616
Sekisui Chemical Co. Ltd. (Japan)	16,600	297,861
Sekisui House Ltd. (Japan)	12,600	222,687
Sharp Corp. (Japan)*(a)	36,000	133,442
Sony Corp. (Japan)	11,000	419,581
Sumitomo Forestry Co. Ltd. (Japan)	1,400	22,053
Techtronic Industries Co. Ltd. (Hong Kong)	2,000	9,190
Whirlpool Corp.	941	180,314

		6,187,124

Household Products — 0.3%
Church & Dwight Co., Inc.	2,026	105,109
Clorox Co. (The)	1,122	149,495
Colgate-Palmolive Co.	27,151	2,012,703
Energizer Holdings, Inc.	6,576	315,780
Henkel AG & Co. KGaA (Germany)	191	23,137
Hindustan Unilever Ltd. (India)	3,024	50,491
Kimberly-Clark Corp.	4,505	581,641
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	28,995
Lion Corp. (Japan)	12,600	261,348
Pigeon Corp. (Japan)	1,100	39,991
Procter & Gamble Co. (The)	36,676	3,196,314
Reckitt Benckiser Group PLC (United Kingdom)	1,775	179,938
Unilever Indonesia Tbk PT (Indonesia)	9,800	35,856

		6,980,798

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	94,713	1,052,261
AES Tiete Energia SA (Brazil)	2,500	10,316
China Power International Development Ltd. (China)	76,000	26,967
China Resources Power Holdings Co. Ltd. (China)	26,000	51,037
Electric Power Development Co. Ltd. (Japan)	1,400	34,676
Engie Brasil Energia SA (Brazil)	2,500	25,846
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	26,816
Huaneng Power International, Inc. (China) (Class H Stock)	170,000	118,051
Meridian Energy Ltd. (New Zealand)	12,429	26,502

		1,372,472

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates — 0.6%
3M Co.	26,071	$5,427,722
Alfa SAB de CV (Mexico) (Class A Stock)	67,400	95,629
Bidvest Group Ltd. (The) (South Africa)	4,914	59,176
CJ Corp. (South Korea)	165	27,328
CK Hutchison Holdings Ltd. (Hong Kong)	137,500	1,725,563
DCC PLC (United Kingdom)	14,353	1,307,121
General Electric Co.	97,704	2,638,985
Honeywell International, Inc.	20,372	2,715,384
Jardine Matheson Holdings Ltd. (Hong Kong)	7,000	443,450
JG Summit Holdings, Inc. (Philippines)	16,720	26,833
KOC Holding A/S (Turkey)	7,820	35,950
Koninklijke Philips NV (Netherlands)	7,342	261,366
LG Corp. (South Korea)	543	36,711
Rheinmetall AG (Germany)	185	17,609
Smiths Group PLC (United Kingdom)	3,535	73,500
Toshiba Corp. (Japan)*	8,000	19,379

		14,911,706

Insurance — 1.7%
Aflac, Inc.	77,735	6,038,455
AIA Group Ltd. (Hong Kong)	134,200	981,856
Allianz SE (Germany)	8,472	1,671,886
Allstate Corp. (The)	9,171	811,083
American International Group, Inc.	18,927	1,183,316
Aon PLC	13,818	1,837,103
Assicurazioni Generali SpA (Italy)	22,387	369,525
Athene Holding Ltd. (Class A Stock)*	1,028	50,999
Aviva PLC (United Kingdom)	319,955	2,194,701
AXA SA (France)	44,139	1,208,676
BB Seguridade Participacoes SA (Brazil)	12,200	105,395
Cathay Financial Holding Co. Ltd. (Taiwan)	212,000	348,958
China Life Insurance Co. Ltd. (Taiwan)	205,920	205,278
China Life Insurance Co. Ltd. (China) (Class H Stock)	132,000	403,400
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	41,000	167,636
China Taiping Insurance Holdings Co. Ltd. (China)	18,200	46,139
Chubb Ltd.	512	74,435
CNP Assurances (France)	113,991	2,558,671
Dai-ichi Life Holdings, Inc. (Japan)	16,600	301,313
Direct Line Insurance Group PLC (United Kingdom)	90,672	419,861
Euler Hermes Group (France)	287	34,112
First American Financial Corp.	7,401	330,751
FNF Group	4,627	207,428
Great-West Lifeco, Inc. (Canada)	16,778	454,771
Hannover Rueck SE (Germany)	2,203	264,611
Hartford Financial Services Group, Inc. (The)	12,078	634,940
Legal & General Group PLC (United Kingdom)	39,644	133,403
Liberty Holdings Ltd. (South Africa)	3,862	33,214
Lincoln National Corp.	13,950	942,740
Manulife Financial Corp. (Canada)	21,476	402,592
Mapfre SA (Spain)(a)	260,761	912,721
Marsh & McLennan Cos., Inc.	21,922	1,709,039
MetLife, Inc.	7,097	389,909

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
MMI Holdings Ltd. (South Africa)	19,350	$29,933
MS&AD Insurance Group Holdings, Inc. (Japan)	18,900	637,472
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,549	313,445
New China Life Insurance Co. Ltd. (China) (Class H Stock)	4,500	22,895
Old Mutual PLC (United Kingdom)	32,115	80,319
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	141,000	59,224
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	162,000	270,558
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	89,000	586,279
Poste Italiane SpA (Italy), 144A	287,298	1,970,004
Power Financial Corp. (Canada)	6,491	166,530
Powszechny Zaklad Ubezpieczen SA (Poland)	27,570	331,712
Principal Financial Group, Inc.	5,770	369,684
Reinsurance Group of America, Inc.	617	79,217
RSA Insurance Group PLC (United Kingdom)	16,044	128,703
Sampo Oyj (Finland) (Class A Stock)	33,678	1,727,874
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	118	29,046
Samsung Life Insurance Co. Ltd. (South Korea)	396	40,484
Sanlam Ltd. (South Africa)	19,532	96,739
SCOR SE (France)	1,776	70,557
Sompo Holdings, Inc. (Japan)	19,300	749,127
Standard Life PLC (United Kingdom)	32,955	171,367
Suncorp Group Ltd. (Australia)	32,017	364,673
Swiss Re AG (Switzerland)	1,894	173,571
T&D Holdings, Inc. (Japan)	30,700	469,469
Talanx AG (Germany)	1,049	39,239
Tokio Marine Holdings, Inc. (Japan)	19,000	790,652
Topdanmark A/S (Denmark)*	4,901	156,514
Trisura Group Ltd. (Canada)*	103	1,726
Unipol Gruppo Finanziario SpA (Italy)	3,002	13,172
UnipolSai Assicurazioni SpA (Italy)	281,183	616,876
Unum Group	11,675	544,405
W.R. Berkley Corp.	933	64,536
Willis Towers Watson PLC	1,570	228,372
XL Group Ltd. (Bermuda)	36,643	1,604,963
Zurich Insurance Group AG (Switzerland)	566	165,187

		40,593,441

Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.*	7,791	7,541,686
Blue Apron Holdings, Inc. (Class A Stock)*	28,071	262,183
Netflix, Inc.*	1,641	245,182
Priceline Group, Inc. (The)*	424	793,100

		8,842,151

Internet Software & Services — 1.0%
58.com, Inc. (China), ADR*	1,319	58,181
Akamai Technologies, Inc.*	2,274	113,268
Alibaba Group Holding Ltd. (China), ADR*(a)	15,613	2,199,872

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc. (Class A Stock)*	7,534	$7,004,209
Alphabet, Inc. (Class C Stock)*	2,637	2,396,320
Auto Trader Group PLC (United Kingdom), 144A	36,782	182,122
Autohome, Inc. (China), ADR*(a)	3,468	157,308
carsales.com Ltd. (Australia)	1,606	14,226
DeNA Co. Ltd. (Japan)	11,200	251,725
eBay, Inc.*	15,921	555,961
Facebook, Inc. (Class A Stock)*	31,638	4,776,705
Just Dial Ltd. (India)*	16,778	96,385
Kakaku.com, Inc. (Japan)	1,900	27,312
MercadoLibre, Inc. (Argentina)	3,628	910,193
Mixi, Inc. (Japan)	2,300	127,993
Momo, Inc. (China), ADR*	607	22,435
NAVER Corp. (South Korea)	412	302,009
NetEase, Inc. (China), ADR	5,595	1,682,025
Rightmove PLC (United Kingdom)	604	33,422
Tencent Holdings Ltd. (China)	50,600	1,815,273
VeriSign, Inc.*(a)	6,886	640,123
YY, Inc. (China), ADR*(a)	6,162	357,581

		23,724,648

IT Services — 0.9%
Accenture PLC (Class A Stock)	21,394	2,646,010
Amadeus IT Group SA (Spain) (Class A Stock)	26,909	1,608,509
Atos SE (France)	503	70,576
Booz Allen Hamilton Holding Corp.	5,202	169,273
CGI Group, Inc. (Canada) (Class A Stock)*	41,501	2,120,494
Fidelity National Information Services, Inc.	17,507	1,495,098
Fujitsu Ltd. (Japan)	164,000	1,212,987
HCL Technologies Ltd. (India)	24,275	319,530
Infosys Ltd. (India)	1,691	24,477
International Business Machines Corp.	21,026	3,234,430
Itochu Techno-Solutions Corp. (Japan)	1,800	63,121
Mastercard, Inc. (Class A Stock)	40,348	4,900,265
NS Solutions Corp. (Japan)	500	11,918
Samsung SDS Co. Ltd. (South Korea)	732	118,067
SCSK Corp. (Japan)	1,000	44,932
Tata Consultancy Services Ltd. (India)	6,913	252,504
Tech Mahindra Ltd. (India)	5,870	34,668
Tieto OYJ (Finland)	1,473	45,570
Visa, Inc. (Class A Stock)	12,938	1,213,326
Western Union Co. (The)(a)	62,430	1,189,292
Wipro Ltd. (India)	17,670	70,603

		20,845,650

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	9,400	321,173
Hasbro, Inc.	9,892	1,103,057

		1,424,230

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	608	36,060
Divi’s Laboratories Ltd. (India)*	6,679	66,868
Evotec AG (Germany)*	1,689	26,999
Lonza Group AG (Switzerland)*	8,379	1,815,027
Mettler-Toledo International, Inc.*	1,824	1,073,497

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp.*	423	$77,764

		3,096,215

Machinery — 0.8%
AGCO Corp.	26,215	1,766,629
ANDRITZ AG (Austria)	8,566	516,813
Atlas Copco AB (Sweden) (Class A Stock)	50,120	1,927,203
Atlas Copco AB (Sweden) (Class B Stock)	4,730	163,491
Caterpillar, Inc.	489	52,548
CNH Industrial NV (United Kingdom)	26,605	301,721
Cummins, Inc.	191	30,984
Doosan Bobcat, Inc. (South Korea)	546	17,010
Dover Corp.	6,162	494,316
Flowserve Corp.	663	30,783
Georg Fischer AG (Switzerland)	311	301,664
Glory Ltd. (Japan)	1,500	49,265
Illinois Tool Works, Inc.	26,956	3,861,447
IMI PLC (United Kingdom)	11,714	182,449
Ingersoll-Rand PLC	9,571	874,694
Makita Corp. (Japan)	22,400	829,562
PACCAR, Inc.	12,851	848,680
Parker-Hannifin Corp.	373	59,613
Sandvik AB (Sweden)	59,338	934,232
Schindler Holding AG (Switzerland)	1,626	344,733
Schindler Holding AG (Switzerland)	192	39,909
Spirax-Sarco Engineering PLC (United Kingdom)	4,528	315,797
Stanley Black & Decker, Inc.	8,406	1,182,976
UCI International, Inc.^	30,714	347,990
Valmet OYJ (Finland)	24,896	483,761
Volvo AB (Sweden) (Class B Stock)	59,470	1,014,180
WABCO Holdings, Inc.*	19,251	2,454,695
Weichai Power Co. Ltd. (China) (Class H Stock)	50,000	43,695
Xylem, Inc.	6,048	335,241
Yangzijiang Shipbuilding Holdings Ltd. (China)	206,700	178,615

		19,984,696

Marine — 0.0%
AP Moller—Maersk A/S (Denmark) (Class A Stock)	36	68,691
AP Moller—Maersk A/S (Denmark) (Class B Stock)	55	110,743
Kuehne + Nagel International AG (Switzerland)	2,771	463,266

		642,700

Media — 0.7%
Altice USA, Inc. (Class A Stock)*	8,190	264,537
BEC World PCL (Thailand), NVDR	181,500	112,183
CBS Corp. (Class B Stock)	9,365	597,300
Comcast Corp. (Class A Stock)	78,332	3,048,681
CTS Eventim AG & Co. KGaA (Germany)	2,102	93,076
Dentsu, Inc. (Japan)	500	23,987
Discovery Communications, Inc. (Class A Stock)*(a)	31,718	819,276
Discovery Communications, Inc. (Class C Stock)*	966	24,353

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Fuji Media Holdings, Inc. (Japan)	5,200	$70,888
Hakuhodo DY Holdings, Inc. (Japan)	3,200	42,617
Interpublic Group of Cos., Inc. (The)	10,043	247,058
Liberty Global PLC (United Kingdom) (Class A Stock)*	63,277	2,032,457
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,037	32,334
Lions Gate Entertainment Corp. (Class B Stock)*	3,667	96,369
Mediaset Espana Comunicacion SA (Spain)	122,956	1,531,241
Mediaset SpA (Italy)*	5,473	21,562
Modern Times Group MTG AB (Sweden) (Class B Stock)	6,467	222,599
Nippon Television Holdings, Inc. (Japan)	1,400	23,604
NOS SGPS SA (Portugal)	10,917	66,255
Omnicom Group, Inc.	1,982	164,308
ProSiebenSat.1 Media SE (Germany)	6,870	288,193
Quebecor, Inc. (Canada) (Class B Stock)	969	32,071
Scripps Networks Interactive, Inc. (Class A Stock)(a)	15,650	1,069,052
Sky PLC (United Kingdom)	125,221	1,621,762
Smiles SA (Brazil)	521	9,417
Time Warner, Inc.	17,329	1,740,005
Twenty-First Century Fox, Inc. (Class A Stock)	8,011	227,032
Twenty-First Century Fox, Inc. (Class B Stock)	1,888	52,619
UBM PLC (United Kingdom)	27,595	247,991
Vivendi SA (France)	42,357	943,185
Walt Disney Co. (The)	7,056	749,700
WPP PLC (United Kingdom)	24,780	521,787
Zee Entertainment Enterprises Ltd. (India)	3,920	29,753

		17,067,252

Metals & Mining — 0.4%
Anglo American PLC (United Kingdom), (XJSE)*	1,535	20,566
Anglo American PLC (United Kingdom), (XMTF)*	5,696	76,097
Antofagasta PLC (Chile)	71,029	741,048
Aurubis AG (Germany)	344	27,061
BHP Billiton Ltd. (Australia)	97,925	1,745,403
BHP Billiton PLC (Australia)	411	6,297
Boliden AB (Sweden)	8,946	244,538
Dowa Holdings Co. Ltd. (Japan)	4,000	30,340
Franco-Nevada Corp. (Canada)	3,014	217,474
Harmony Gold Mining Co. Ltd. (South Africa)	4,159	6,873
Hindalco Industries Ltd. (India)	5,762	16,991
Industrias Penoles SAB de CV (Mexico)	1,235	27,933
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	45,000	73,849
KGHM Polska Miedz SA (Poland)	9,576	285,635
Mineral Resources Ltd. (Australia)	1,778	14,817
Mitsubishi Materials Corp. (Japan)	9,200	279,187
MMC Norilsk Nickel PJSC (Russia)	243	33,237
Newmont Mining Corp.	23,095	748,047
Norsk Hydro ASA (Norway)	84,690	468,675
OZ Minerals Ltd. (Australia)	7,447	42,391

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Poongsan Corp. (South Korea)	314	$11,799
POSCO (South Korea)	950	237,967
Reliance Steel & Aluminum Co.	1,648	119,991
Rio Tinto Ltd. (United Kingdom)	3,285	159,646
Rio Tinto PLC (United Kingdom)	341	14,442
South32 Ltd. (Australia)	47,020	96,838
Steel Dynamics, Inc.	1,182	42,327
Teck Resources Ltd. (Canada) (Class B Stock)	11,904	206,356
Teck Resources Ltd. (Canada) (Class B Stock)	8,330	144,359
Vale SA (Brazil)	6,500	56,938
Vedanta Ltd. (India)	112,842	433,813
voestalpine AG (Austria)	36,684	1,709,838
Wheaton Precious Metals Corp. (Canada)	18,434	366,178

		8,706,951

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,787	117,933

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	18,357	1,754,022
Harvey Norman Holdings Ltd. (Australia)	59,052	173,405
J Front Retailing Co. Ltd. (Japan)	4,400	67,806
Lotte Shopping Co. Ltd. (South Korea)	136	36,091
Macy’s, Inc.(a)	15,622	363,055
Matahari Department Store Tbk PT (Indonesia)	41,700	44,347
Nordstrom, Inc.(a)	9,076	434,105
Target Corp.	24,190	1,264,895

		4,137,726

Multi-Utilities — 0.5%
A2A SpA (Italy)	40,650	67,591
AGL Energy Ltd. (Australia)	244,764	4,796,504
Black Hills Corp.	1,063	71,721
CenterPoint Energy, Inc.	9,389	257,071
Centrica PLC (United Kingdom)	134,046	349,493
CMS Energy Corp.	38,219	1,767,629
E.ON SE (Germany)	232,937	2,198,922
Engie SA (France)	28,807	434,806
Innogy SE (Germany), 144A	19,007	748,050
National Grid PLC (United Kingdom)	45,980	569,717
RWE AG (Germany)*	14,421	288,072
Sempra Energy	3,002	338,476
Vectren Corp.	5,201	303,946

		12,191,998

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	22,810	1,034,205
Bharat Petroleum Corp. Ltd. (India)	4,450	44,004
BP PLC (United Kingdom)	356,316	2,056,728
Caltex Australia Ltd. (Australia)	28,158	683,767
Canadian Natural Resources Ltd. (Canada)	6,028	173,942
Chevron Corp.	9,069	946,168
China Petroleum & Chemical Corp. (China) (Class H Stock)	418,000	327,295
ConocoPhillips	37,084	1,630,213
Continental Resources, Inc.*(a)	11,862	383,498
Devon Energy Corp.	35,942	1,149,066

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (Canada)	4,662	$185,718
Eni SpA (Italy)	24,284	364,938
Exxon Mobil Corp.	96,306	7,774,783
Formosa Petrochemical Corp. (Taiwan)	36,000	124,159
Hindustan Petroleum Corp. Ltd. (India)	8,743	69,018
Idemitsu Kosan Co. Ltd. (Japan)	14,100	401,127
Inter Pipeline Ltd. (Canada)	11,179	218,959
Japan Petroleum Exploration Co. Ltd. (Japan)	1,100	22,981
JXTG Holdings, Inc. (Japan)	229,700	1,005,055
LUKOIL PJSC (Russia)	3,738	182,368
Marathon Oil Corp.	26,263	311,217
MOL Hungarian Oil & Gas PLC (Hungary)	1,445	113,494
Neste OYJ (Finland)	49,661	1,959,676
Noble Energy, Inc.	3,260	92,257
Oil & Natural Gas Corp. Ltd. (India)	117,116	284,846
OMV AG (Austria)	35,266	1,831,814
PetroChina Co. Ltd. (China) (Class H Stock)	284,000	173,743
Petroleo Brasileiro SA (Brazil)*	14,000	56,078
Phillips 66	11,497	950,687
Plains GP Holdings LP (Class A Stock)*	1,205	31,523
Polski Koncern Naftowy ORLEN SA (Poland)	2,107	63,644
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	67,404	114,996
Range Resources Corp.	6,191	143,445
Repsol SA (Spain)	48,745	747,315
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	39,622	1,052,711
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	30,082	807,598
Showa Shell Sekiyu KK (Japan)	65,500	608,387
SK Innovation Co. Ltd. (South Korea)	1,664	230,458
Southwestern Energy Co.*	14,320	87,066
Statoil ASA (Norway)	37,956	629,392
Surgutneftegas OJSC (Russia)	62,795	27,336
Tatneft PJSC (Russia)	12,445	79,290
TOTAL SA (France)	25,859	1,283,825
TransCanada Corp. (Canada)	10,854	517,423
Ultrapar Participacoes SA (Brazil)	1,400	33,089
Valero Energy Corp.	23,733	1,601,029
Vermilion Energy, Inc. (Canada)	9,326	295,860
Whiting Petroleum Corp.*(a)	7,478	41,204
Williams Cos., Inc. (The)	4,422	133,898
Woodside Petroleum Ltd. (Australia)	326	7,478

		33,088,771

Paper & Forest Products — 0.3%
Domtar Corp.(a)	6,438	247,348
Fibria Celulose SA (Brazil)	11,600	118,700
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	11,000	10,206
Mondi Ltd. (South Africa)	1,964	50,865
Mondi PLC (South Africa)	72,883	1,911,132
Stora Enso OYJ (Finland) (Class R Stock)	69,705	900,734
UPM-Kymmene OYJ (Finland)	109,101	3,110,991

		6,349,976

COMMON STOCKS (continued)	Shares	Value
Personal Products — 0.2%
Beiersdorf AG (Germany)	3,261	$342,998
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,800	2,476,285
Kao Corp. (Japan)	8,500	505,396
LG Household & Health Care Ltd. (South Korea)	68	59,085
Pola Orbis Holdings, Inc. (Japan)	500	13,228
Shiseido Co. Ltd. (Japan)	5,500	196,062
Unilever NV (United Kingdom), CVA	8,708	480,698
Unilever PLC (United Kingdom)	20,390	1,103,469

		5,177,221

Pharmaceuticals — 1.8%
Aspen Pharmacare Holdings Ltd. (South Africa)	3,843	84,324
Astellas Pharma, Inc. (Japan)	214,900	2,633,965
AstraZeneca PLC (United Kingdom)	26,421	1,769,781
Aurobindo Pharma Ltd. (India)	26,053	275,742
Bayer AG (Germany)	12,268	1,590,062
Bristol-Myers Squibb Co.	34,986	1,949,419
Daiichi Sankyo Co. Ltd. (Japan)	29,300	691,565
Dr. Reddy’s Laboratories Ltd. (India)	557	23,222
Eisai Co. Ltd. (Japan)	500	27,664
Eli Lilly & Co.	13,389	1,101,915
GlaxoSmithKline PLC (United Kingdom)	137,107	2,918,647
Glenmark Pharmaceuticals Ltd. (India)	1,904	18,637
H. Lundbeck A/S (Denmark)	665	37,331
Hypermarcas SA (Brazil)	63,300	529,458
Indivior PLC (United Kingdom)*	9,429	38,394
Ipsen SA (France)	152	20,799
Johnson & Johnson	56,815	7,516,056
Merck & Co., Inc.	78,777	5,048,818
Nippon Shinyaku Co. Ltd. (Japan)	200	12,803
Novartis AG (Switzerland)	31,500	2,631,088
Novo Nordisk A/S (Denmark) (Class B Stock)	51,244	2,201,816
Orion OYJ (Finland) (Class B Stock)	16,519	1,055,249
Pfizer, Inc.	88,617	2,976,646
Recordati SpA (Italy)	13,251	537,357
Richter Gedeon Nyrt (Hungary)	6,534	170,821
Roche Holding AG (Switzerland)	12,167	3,108,850
Roche Holding AG (Switzerland)	55	14,210
Sanofi (France)	9,448	905,308
Shionogi & Co. Ltd. (Japan)	12,700	708,126
Sun Pharmaceutical Industries Ltd. (India)	11,997	103,065
Taro Pharmaceutical Industries Ltd.*	138	15,464
Teva Pharmaceutical Industries Ltd. (Israel)	2,237	73,756
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	40,287	1,338,335
UCB SA (Belgium)	3,841	264,170
Valeant Pharmaceuticals International, Inc.*	2,815	48,928
Wockhardt Ltd. (India)	1,239	11,571
Zoetis, Inc.	14,385	897,336

		43,350,698

Professional Services — 0.3%
Equifax, Inc.	2,223	305,485
Hays PLC (United Kingdom)	75,479	163,194
Intertek Group PLC (United Kingdom)	15,306	840,843

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	51,153	$5,711,233
Randstad Holding NV (Netherlands)	214	12,476
RELX PLC (United Kingdom)	23,937	517,449
Robert Half International, Inc.	1,483	71,080
Wolters Kluwer NV (Netherlands)	2,622	110,892

		7,732,652

Real Estate Management & Development — 0.3%
Aeon Mall Co. Ltd. (Japan)	1,100	21,733
Ayala Land, Inc. (Philippines)	92,600	72,953
Azrieli Group Ltd. (Israel)	407	22,608
CapitaLand Ltd. (Singapore)	422,200	1,072,818
CBRE Group, Inc. (Class A Stock)*	9,190	334,516
Cheung Kong Property Holdings Ltd. (Hong Kong)	26,000	203,457
China Overseas Land & Investment Ltd. (China)	26,000	76,091
China Resources Land Ltd. (China)	38,000	110,704
China Vanke Co. Ltd. (China) (Class H Stock)*	77,900	220,346
City Developments Ltd. (Singapore)	4,000	31,158
Daito Trust Construction Co. Ltd. (Japan)	11,300	1,760,491
Daiwa House Industry Co. Ltd. (Japan)	5,400	184,818
Fabege AB (Sweden)	580	11,165
Global Logistic Properties Ltd. (Singapore)	25,600	53,183
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	47,896
Hang Lung Properties Ltd. (Hong Kong)	123,000	307,395
Henderson Land Development Co. Ltd. (Hong Kong)	64,350	358,810
Hongkong Land Holdings Ltd. (Hong Kong)	11,300	83,112
Housing Development & Infrastructure Ltd. (India)*	17,460	22,987
Hulic Co. Ltd. (Japan)	2,800	28,674
Hysan Development Co. Ltd. (Hong Kong)	6,000	28,634
Jones Lang LaSalle, Inc.	905	113,125
Kerry Properties Ltd. (Hong Kong)	51,500	174,862
KWG Property Holding Ltd. (China)	17,000	11,388
LendLease Group (Australia)	23,635	302,494
Mitsubishi Estate Co. Ltd. (Japan)	16,400	306,561
Mitsui Fudosan Co. Ltd. (Japan)	8,700	208,439
New World Development Co. Ltd. (Hong Kong)	152,000	192,674
Nexity SA (France)*	301	17,470
Nomura Real Estate Holdings, Inc. (Japan)	2,300	45,264
Shimao Property Holdings Ltd. (Hong Kong)	32,000	54,731
Sino Land Co. Ltd. (Hong Kong)	30,000	49,152
SM Prime Holdings, Inc. (Philippines)	37,200	24,306
Sumitomo Realty & Development Co. Ltd. (Japan)	11,000	340,651
Sun Hung Kai Properties Ltd. (Hong Kong)	62,000	910,790
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,500	53,689
Swire Properties Ltd. (Hong Kong)	11,200	36,920
Swiss Prime Site AG (Switzerland)*	688	62,553
TAG Immobilien AG (Germany)	462	7,277
Tokyo Tatemono Co. Ltd. (Japan)	2,000	26,290
Tokyu Fudosan Holdings Corp. (Japan)	11,600	68,793
UOL Group Ltd. (Singapore)	4,600	25,523

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Wharf Holdings Ltd. (The) (Hong Kong)	19,000	$157,219
Wheelock & Co. Ltd. (Hong Kong)	8,000	60,341
Yanlord Land Group Ltd. (Singapore)	46,000	58,632

		8,362,693

Road & Rail — 0.1%
Central Japan Railway Co. (Japan)	5,900	963,569
ComfortDelGro Corp. Ltd. (Singapore)	64,600	107,902
Kansas City Southern	141	14,756
Kyushu Railway Co. (Japan)	1,500	48,651
Norfolk Southern Corp.	1,360	165,511
Seino Holdings Co. Ltd. (Japan)	2,800	37,328
Tokyu Corp. (Japan)	4,000	30,566
Union Pacific Corp.	11,518	1,254,425
West Japan Railway Co. (Japan)	1,400	99,058

		2,721,766

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	21,655	27,756
Analog Devices, Inc.	12,112	942,314
Applied Materials, Inc.	6,604	272,811
ASM Pacific Technology Ltd. (Hong Kong)	800	10,794
ASML Holding NV (Netherlands)	261	34,022
BE Semiconductor Industries NV (Netherlands)	9,418	503,633
Dialog Semiconductor PLC (United Kingdom)*	5,376	229,692
Infineon Technologies AG (Germany)	6,642	141,080
Intel Corp.	62,477	2,107,974
KLA-Tencor Corp.	2,688	245,979
Maxim Integrated Products, Inc.	28,971	1,300,798
MediaTek, Inc. (Taiwan)	69,000	590,303
Microchip Technology, Inc.(a)	22,465	1,733,849
Novatek Microelectronics Corp. (Taiwan)	10,000	40,380
NVIDIA Corp.	1,359	196,457
Powertech Technology, Inc. (Taiwan)*	16,000	49,356
Qorvo, Inc.*	13,969	884,517
Rohm Co. Ltd. (Japan)	1,600	123,362
Siltronic AG (Germany)*	135	11,470
SK Hynix, Inc. (South Korea)	3,127	184,117
STMicroelectronics NV (Switzerland)	37,363	537,263
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	145,000	990,671
Texas Instruments, Inc.	35,935	2,764,480
Tokyo Electron Ltd. (Japan)	2,400	324,463
Xilinx, Inc.	9,654	620,946

		14,868,487

Software — 1.0%
Activision Blizzard, Inc.	14,181	816,400
Adobe Systems, Inc.*	21,342	3,018,613
ANSYS, Inc.*	6,522	793,597
Autodesk, Inc.*	5,112	515,392
Cadence Design Systems, Inc.*	13,160	440,728
Check Point Software Technologies Ltd. (Israel)*	2,474	269,864
Constellation Software, Inc. (Canada)	69	36,097
Dell Technologies, Inc. (Class V Stock)*	10,660	651,433

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Electronic Arts, Inc.*	1,279	$135,216
Fortinet, Inc.*	2,861	107,116
GungHo Online Entertainment, Inc. (Japan)	10,400	26,782
Intuit, Inc.	2,608	346,368
Kingsoft Corp. Ltd. (China)	16,000	41,650
Microsoft Corp.	114,910	7,920,746
Nintendo Co. Ltd. (Japan)	1,400	468,709
Oracle Corp.	60,189	3,017,877
Sage Group PLC (The) (United Kingdom)	57,780	517,767
SAP SE (Germany)	15,006	1,570,702
Software AG (Germany)	4,230	185,529
Square Enix Holdings Co. Ltd. (Japan)	500	16,386
Synopsys, Inc.*	3,588	261,673
Temenos Group AG (Switzerland)*	7,440	665,605
Trend Micro, Inc. (Japan)	1,200	62,020
Ubisoft Entertainment SA (France)*	553	31,395
VMware, Inc. (Class A Stock)*(a)	14,585	1,275,167

		23,192,832

Specialty Retail — 0.4%
Adastria Co. Ltd. (Japan)	2,400	66,888
Bed Bath & Beyond, Inc.(a)	10,884	330,874
Best Buy Co., Inc.(a)	19,411	1,112,833
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	73,104
Fielmann AG (Germany)	239	18,446
Foot Locker, Inc.	12,027	592,691
Gap, Inc. (The)(a)	30,108	662,075
Hennes & Mauritz AB (Sweden) (Class B Stock)	399	9,948
Home Depot, Inc. (The)	25,987	3,986,406
Industria de Diseno Textil SA (Spain)	314	12,059
Kingfisher PLC (United Kingdom)	21,496	84,198
Komeri Co. Ltd. (Japan)	900	22,931
K’s Holdings Corp. (Japan)	2,000	39,104
Lowe’s Cos., Inc.	30,488	2,363,735
Ross Stores, Inc.	1,815	104,780
Staples, Inc.	29,236	294,407
Tiffany & Co.	1,844	173,096
TJX Cos., Inc. (The)	4,962	358,108
WH Smith PLC (United Kingdom)	1,391	31,049
Yamada Denki Co. Ltd. (Japan)	4,400	21,877

		10,358,609

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	90,870	13,087,097
Asustek Computer, Inc. (Taiwan)	5,000	47,224
Brother Industries Ltd. (Japan)	18,000	416,934
Canon, Inc. (Japan)	30,800	1,047,672
Catcher Technology Co. Ltd. (Taiwan)	4,000	47,674
Compal Electronics, Inc. (Taiwan)	237,000	159,669
FUJIFILM Holdings Corp. (Japan)	1,400	50,480
Hewlett Packard Enterprise Co.	69,201	1,148,045
HP, Inc.	118,544	2,072,149
Inventec Corp. (Taiwan)	46,000	37,465
Konica Minolta, Inc. (Japan)	44,500	371,257
Lenovo Group Ltd. (China)	320,000	201,962
Lite-On Technology Corp. (Taiwan)	38,189	62,684
Logitech International SA (Switzerland)	43,209	1,589,960

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NCR Corp.*	4,059	$165,770
NetApp, Inc.	6,591	263,970
Pegatron Corp. (Taiwan)	73,000	228,359
Quanta Computer, Inc. (Taiwan)	20,000	47,310
Samsung Electronics Co. Ltd. (South Korea)	592	1,233,031
Seiko Epson Corp. (Japan)	33,000	736,309
Western Digital Corp.	1,031	91,347

		23,106,368

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	871	167,013
Belle International Holdings Ltd. (China)	38,000	29,953
Carter’s, Inc.	1,526	135,738
Gildan Activewear, Inc. (Canada)	4,040	124,147
Hermes International (France)	3,989	1,970,474
HUGO BOSS AG (Germany)	6,489	454,895
Kering (France)	1,798	612,242
LVMH Moet Hennessy Louis Vuitton SE (France)	4,427	1,106,998
Moncler SpA (Italy)	3,698	86,750
NIKE, Inc. (Class B Stock)	50,855	3,000,444
Pandora A/S (Denmark)	2,504	233,685
PVH Corp.	366	41,907
Ralph Lauren Corp.(a)	6,989	515,788
Swatch Group AG (The) (Switzerland)	477	34,845
Swatch Group AG (The) (Switzerland)	297	109,850
Under Armour, Inc. (Class C Stock)*(a)	1,565	31,550

		8,656,279

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	470	18,662
Housing Development Finance Corp. Ltd. (India)	8,457	211,205
Indiabulls Housing Finance Ltd. (India)	4,041	67,213
LIC Housing Finance Ltd. (India)	6,165	70,733

		367,813

Tobacco — 0.6%
Altria Group, Inc.	18,870	1,405,249
British American Tobacco PLC (United
Kingdom)	40,695	2,773,090
Gudang Garam Tbk PT (Indonesia)	9,800	57,625
Imperial Brands PLC (United Kingdom)	56,878	2,555,949
Japan Tobacco, Inc. (Japan)	13,900	488,559
KT&G Corp. (South Korea)	535	54,726
Philip Morris International, Inc.	51,181	6,011,209
Reynolds American, Inc.	7,224	469,849
Swedish Match AB (Sweden)	34,406	1,212,151

		15,028,407

Trading Companies & Distributors — 0.0%
Finning International, Inc. (Canada)	4,308	84,446
Kloeckner & Co. SE (Germany)*	3,296	34,762
LG International Corp. (South Korea)	125	3,394
Marubeni Corp. (Japan)	18,300	118,559
Mitsubishi Corp. (Japan)	16,000	336,336
Sumitomo Corp. (Japan)	33,300	434,238
Toyota Tsusho Corp. (Japan)	5,800	174,382

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Wolseley PLC (Switzerland)	906	$55,609

		1,241,726

Transportation Infrastructure — 0.1%
Aena SA (Spain), 144A	2,744	535,834
Atlantia SpA (Italy)	78,989	2,221,920
Auckland International Airport Ltd. (New Zealand)	9,278	48,479
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	25,916
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,415	50,942
Mitsubishi Logistics Corp. (Japan)	1,000	13,343
Sydney Airport (Australia)	41,396	225,496
TAV Havalimanlari Holding A/S (Turkey)	7,514	40,298

		3,162,228

Water Utilities — 0.0%
American Water Works Co., Inc.	5,106	398,013
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	33,216
Severn Trent PLC (United Kingdom)	955	27,149

		458,378

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	550,700	441,804
China Mobile Ltd. (China)	65,500	694,418
KDDI Corp. (Japan)	11,900	314,726
Millicom International Cellular SA (Luxembourg), SDR	633	37,441
NTT DOCOMO, Inc. (Japan)	115,900	2,741,114
Reliance Communications Ltd. (India)*	85,256	28,344
StarHub Ltd. (Singapore)	5,800	11,459
Telephone & Data Systems, Inc.	14,500	402,374
T-Mobile US, Inc.*	17,038	1,032,844
Total Access Communication PCL (Thailand), NVDR	39,300	60,677
Vodafone Group PLC (United Kingdom)	938,313	2,664,779

		8,429,980

TOTAL COMMON STOCKS (cost $648,012,568)		704,038,167

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	13,040	110,802
Itau Unibanco Holding SA (Brazil) (PRFC)	70,850	785,939
Itausa—Investimentos Itau SA (Brazil) (PRFC)	41,700	113,536

		1,010,277

Capital Markets — 0.0%
Morgan Stanley, 5.850%(a)	30,063	821,321

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 6.967%(a)	64,707	1,695,323

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	1,000	13,544

PREFERRED STOCKS (continued)	Shares	Value
Electric Utilities — 0.0%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	815	$3,119

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)*	1,800	35,398

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada) (PRFC)*^	2,304	2,309,152

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	6,696	923,338

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	27,400	41,271

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp.(g)	70,000	317,799
Petroleo Brasileiro SA (Brazil) (PRFC)*	27,500	103,180
Surgutneftegas OJSC (Russia) (PRFC)	60,895	29,433

		450,412

TOTAL PREFERRED STOCKS (cost $7,206,105)		7,303,155

	Units
RIGHTS* — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/11/17	21,242	16,983

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 06/30/17	41,277	18,858

TOTAL RIGHTS (cost $37,568)		35,841

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares 0-5 Year TIPS Bond ETF	1	100
iShares 10-20 Year Treasury Bond ETF	1	136
iShares 1-3 Year Treasury Bond ETF	1	84
iShares 20+ Year Treasury Bond ETF	54,129	6,772,620
iShares 3-7 Year Treasury Bond ETF	1	124
iShares 7-10 Year Treasury Bond ETF	1	107
iShares Agency Bond ETF	1	114
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	113
iShares US Treasury Bond ETF	1	25
Utilities Select Sector SPDR Fund	9,300	483,228

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $6,955,995)		7,256,761

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.5%
Automobiles — 2.5%
American Credit Acceptance Receivables Trust, Series 2016-3, Class B, 144A
2.870%	08/12/22	800	804,753

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class D
2.090%	02/08/19	1,585	$1,585,499
Series 2013-3, Class D
3.000%	07/08/19	2,300	2,314,573
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,416,628
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,103,498
Series 2015-3, Class D
3.340%	08/08/21	150	152,105
Series 2016-1, Class D
3.590%	02/08/22	280	285,919
CPS Auto Receivables Trust, Series 2015-A, Class B, 144A
2.790%	02/16/21	700	705,378
Series 2016-A, Class B, 144A
3.340%	05/15/20	300	303,692
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	597,795
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	851	855,706
Series 2015-BA, Class D, 144A
3.840%	07/15/21	800	812,063
Series 2015-DA, Class C, 144A
3.380%	11/15/21	650	656,235
Series 2016-AA, Class C, 144A
3.910%	05/17/21	430	436,638
Series 2016-BA, Class B, 144A
2.560%	06/15/20	1,600	1,605,248
Series 2016-BA, Class C, 144A
3.190%	07/15/22	2,148	2,171,341
Series 2016-CA, Class B, 144A
2.370%	11/16/20	900	900,835
Series 2016-CA, Class C, 144A
3.020%	11/15/21	2,900	2,912,715
Series 2017 BA, Class C, 144A
2.610%	08/16/21	1,775	1,777,580
Series 2017-1, Class B
2.520%	03/15/21	2,290	2,288,801
Series 2017-1, Class C
2.840%	04/15/22	2,300	2,297,084
Series 2017-AA, Class B, 144A
2.510%	01/15/21	2,180	2,188,185
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,954,091
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	360	367,632
Series 2017-2A, Class A, 144A
2.110%	06/15/21	679	678,739
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class C, 144A
2.220%	05/15/20	3,000	3,001,255
Hertz Vehicle Financing LLC,
Series 2013-1A, Class A2, 144A
1.830%	08/25/19	1,000	996,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	612	$612,730
Santander Drive Auto Receivables Trust,
Series 2012-AA, Class D, 144A
2.460%	12/17/18	427	426,755
Series 2013-2, Class C
1.950%	03/15/19	59	59,107
Series 2013-3, Class C
1.810%	04/15/19	71	70,920
Series 2013-3, Class D
2.420%	04/15/19	2,300	2,307,882
Series 2013-4, Class C
3.250%	01/15/20	136	136,534
Series 2013-A, Class C, 144A
3.120%	10/15/19	274	274,702
Series 2014-1, Class C
2.360%	04/15/20	359	359,445
Series 2014-1, Class D
2.910%	04/15/20	1,000	1,009,382
Series 2014-2, Class C
2.330%	11/15/19	299	300,238
Series 2014-3, Class D
2.650%	08/17/20	1,500	1,509,717
Series 2014-5, Class C
2.460%	06/15/20	1,950	1,958,556
Series 2015-1, Class D
3.240%	04/15/21	750	760,339
Series 2015-2, Class C
2.440%	04/15/21	475	477,209
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,025,143
Series 2015-3, Class C
2.740%	01/15/21	500	504,981
Series 2015-3, Class D
3.490%	05/17/21	460	468,187
Series 2015-4, Class C
2.970%	03/15/21	390	394,786
Series 2015-5, Class C
2.740%	12/15/21	1,000	1,004,486
Series 2016-1, Class C
3.090%	04/15/22	940	953,108
Series 2016-2, Class C
2.660%	11/15/21	910	916,340
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,451,808
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,948,481
Series 2017-1, Class C
2.580%	05/16/22	975	974,872
Series 2017-2, Class B
2.210%	10/15/21	2,570	2,569,737
Series 2017-2, Class C
2.790%	08/15/22	2,000	1,997,477

			60,643,710

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 0.4%
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
4.622%(c)	07/28/26	250	$250,264
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 144A
3.858%(c)	10/15/28	1,000	1,000,247
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-3A, Class D, 144A
8.156%(c)	10/20/29	500	507,207
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
4.722%(c)	05/20/26	250	247,920
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.953%(c)	07/22/26	1,000	999,976
LCM XV LP (Cayman Islands),
Series 15A, Class CR, 144A
3.589%(c)	07/20/30	250	252,041
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class DR, 144A
4.406%(c)	07/20/26	250	249,994
Neuberger Berman CLO XIII Ltd. (Cayman Islands),
Series 2012-13A, Class C, 144A
4.003%(c)	01/23/24	1,000	1,001,192
Neuberger Berman CLO XX Ltd. (Cayman Islands),
Series 2015-20A, Class E, 144A
7.608%(c)	01/15/28	750	750,823
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1A, 144A
2.756%(c)	10/20/26	250	250,671
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 144A
8.258%(c)	07/15/27	1,000	1,016,492
Octagon Investment Partners XVII Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 144A
2.836%(c)	10/25/25	1,500	1,500,913
Race Point IX CLO Ltd. (Cayman Islands),
Series 2015-9A, Class A1, 144A
2.668%(c)	04/15/27	500	500,006
Venture XVII CLO Ltd. (Cayman Islands),
Series 2014-17A, Class B1, 144A
3.258%(c)	07/15/26	500	500,006

			9,027,752

Consumer Loans — 1.1%
AVANT Loans Funding Trust,
Series 2016-A, Class B, 144A
7.650%	06/15/20	1,246	1,265,227
Series 2016-B, Class B, 144A
7.800%	09/15/20	2,950	3,023,396
Series 2016-C, Class B, 144A
4.920%	11/16/20	3,100	3,139,950
Conn’s Receivables Funding LLC,
Series 2016-B, Class A, 144A
3.730%	10/15/18	674	675,476
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	2,600	2,599,994

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26		2,500	$2,524,919
Series 2015-2A, Class A, 144A
2.570%	07/18/25		2,018	2,020,394
Series 2015-2A, Class C, 144A
4.320%	07/18/25		100	99,982
Series 2016-2A, Class A, 144A
4.100%	03/20/28		1,500	1,530,148
SoFi Consumer Loan Program LLC,
Series 2016-3, Class A, 144A
3.050%	12/26/25		1,020	1,029,233
Series 2017-1, Class A, 144A
3.280%	01/26/26		1,611	1,631,989
Series 2017-3, Class A, 144A
2.770%	05/25/26		1,601	1,609,069
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23		1,467	1,476,639
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24		600	605,427
Trafigura Securitisation Finance PLC (Ireland),
Series 2017-1A, Class A1, 144A
2.056%(c)	12/15/20	^	2,590	2,590,000

				25,821,843

Credit Cards — 0.2%
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24		750	744,838
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21		1,930	1,945,696
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22		750	750,933

				3,441,467

Other — 0.1%
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	^	2,625	2,602,121

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
1.996%(c)	11/25/34		157	155,942
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
2.161%(c)	02/25/35		63	63,279

				219,221

Student Loans — 0.2%
AccessLex Institute,
Series 2004-A, Class A2
1.416%(c)	04/25/29		197	196,878
College Loan Corp. Trust I,
Series 2004-1, Class A4
1.346%(c)	04/25/24		351	350,423

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4
1.603%(c)	09/27/35	478	$475,478
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
1.686%(c)	09/15/20	47	47,199
Series 2003-B, Class A2
1.646%(c)	03/15/22	247	246,895
Series 2003-C, Class A2
1.636%(c)	09/15/20	64	63,352
Series 2005-A, Class A3
1.446%(c)	06/15/23	1,980	1,973,838
Series 2006-A, Class A4
1.436%(c)	12/15/23	596	593,925
Series 2006-C, Class A4
1.416%(c)	03/15/23	107	107,174
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.954%(c)	05/16/44	289	295,788
Series 2011-B, Class A2, 144A
3.740%	02/15/29	345	352,045
Series 2012-D, Class A2, 144A
2.950%	02/15/46	478	480,535
Series 2013-B, Class A1, 144A
1.639%(c)	07/15/22	89	88,588
SLM Student Loan Trust,
Series 2012-5, Class A2
1.324%(c)	06/25/19	147	147,157
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	96	96,064

			5,515,339

TOTAL ASSET-BACKED SECURITIES (cost $107,030,377)			107,271,453

BANK LOANS(c) — 1.1%
Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (Luxembourg),
Refinancing Term Loan
4.226%	12/13/19	1,129	1,118,870
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien)
6.672%	10/15/21	208	209,559
Initial Term Loan (Second Lien)
10.172%	04/15/22	75	76,313

			1,404,742

Air Freight & Logistics — 0.0%
CEVA Group PLC,
Pre-Funded L/C Term Loan
1.047%	03/12/21	175	162,707
CEVA Intercompany BV,
Dutch BV Term Loan
6.672%	03/19/21	181	167,880
CEVA Logistics Canada,
Canadian Term Loan
6.672%	03/19/21	28	25,726

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Air Freight & Logistics (continued)
CEVA Logistics U.S. Holdings, Inc.,
U.S. Term Loan
6.672%	03/12/21		257	$238,983

				595,296

Airlines — 0.0%
Northwest Airlines, Inc.,
Term Loan B757-200
2.465%	09/10/18	^(g)	40	39,634
2.651%	09/10/18	^(g)	40	39,404
Term Loan B757-300
2.651%	03/10/17	^(g)	40	38,896

				117,934

Chemicals — 0.0%
Alpha 3 B.V.,
Initial Term Loan B-1
4.296%	01/30/24		146	146,291
Ascend Performance Materials Operations LLC,
Term Loan B
4.250%	07/15/24		73	72,999
6.796%	08/12/22	^	363	365,197

				584,487

Commercial Services — 0.0%
Element Materials Technology,
Term Loan
4.718%	06/02/24		63	63,432
Garda World Security Corp.,
Term Loan B
5.226%	04/30/24		228	228,674
Laureate Education, Inc.,
Series 2024 Term Loan
5.726%	04/30/24		150	149,812
Team Health Holdings, Inc.,
Initial Term Loan
3.976%	01/15/24		56	55,908

				497,826

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
5.496%	06/15/24		1,340	1,333,969

Foods — 0.0%
Chobani LLC,
Closing Date Term Loan (First Lien)
5.476%	09/30/23		73	73,181

Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc.,
Term Loan
4.250%	06/20/24		164	164,308

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan
4.301%	06/30/20		420	414,622
Immucor, Inc.,
Term Loan B-2
5.000%	08/19/18		703	704,071
5.000%	06/15/21	^	36	36,629

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Healthcare-Products (continued)
Ortho-Clinical Diagnostics Holdings Sarl,
Initial Term Loan
5.046%	06/30/21	40	$39,662

			1,194,984

Healthcare-Services — 0.0%
IASIS Healthcare LLC,
Term Loan
5.299%	02/17/21	81	81,405

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan
4.417%	08/12/22	163	163,109

Lodging — 0.2%
Caesars Entertainment Operating Co. Inc.,
Term Loan B-7
1.500%	03/01/17	646	802,067
Caesars Entertainment Resort Properties LLC,
Term Loan B
4.726%	10/11/20	2,844	2,852,502

			3,654,569

Machinery — 0.0%
Gates Global LLC,
Initial Dollar Term Loan B-1
4.546%	04/01/24	333	332,711

Machinery–Construction & Mining — 0.0%
Vertiv Group Corp.,
Term Loan B
5.226%	11/30/23	363	364,394

Media — 0.1%
CSC Holdings LLC,
March 2017 Refinancing Term Loan
3.459%	07/01/25	67	66,536
iHeartCommunications, Inc.,
Tranche Term Loan D
7.976%	01/22/19	1,436	1,167,704

			1,234,240

Office/Business Equipment — 0.0%
USI, Inc.,
Initial Term Loan
4.180%	04/20/24	104	103,245

Oil & Gas Services — 0.0%
Weatherford International Ltd.,
Term Loan
3.530%	07/13/20	328	315,065

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.,
Term Loan
4.226%	10/01/19	^	270	$258,884
11.534%	12/31/21		100	105,853
Chesapeake Energy Corp.,
Term Loan (Class A)
8.686%	08/25/21		2,436	2,591,285
CITGO Holdings, Inc.,
Term Loan
9.796%	05/12/18		408	410,111

				3,366,133

Pharmaceuticals — 0.0%
inVentiv Group Holdings, Inc.,
Initial Term Loan
4.952%	09/29/23		158	158,002

Retail — 0.0%
BJ’s Wholesale Club, Inc.,
Tranche Term Loan B (First Lien)
4.968%	01/30/24		175	169,531
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.339%	10/25/20		346	258,764

				428,295

Software — 0.1%
BMC Software Finance, Inc.,
Initial U.S. Term Loan B-1
5.226%	09/10/22		472	472,843
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (First Lien)
4.230%	04/15/24		139	138,903
Initial Term Loan (Second Lien)
7.976%	04/15/25		41	41,948
Infor U.S., Inc.,
Tranche Term Loan B-6
4.046%	02/01/22		339	336,638
Misys Ltd.,
Dollar Term Loan (First Lien)
4.736%	04/30/24		409	408,869
Dollar Term Loan (Second Lien)
8.459%	04/30/25		89	90,446
Project Alpha Intermediate Holdings, Inc.,
Term Loan
4.670%	04/20/24		201	199,493
Veritas U.S., Inc.,
Initial Dollar Term Loan B-1
5.789%	01/27/23		1,198	1,195,305
6.921%	01/27/23		256	256,127

				3,140,572

Technology — 0.0%
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.420%	10/23/24		693	716,533
Tempo Acquisition LLC,
Initial Term Loan
4.060%	04/19/24		278	278,463

				994,996

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Telecommunications — 0.3%
CenturyLink, Inc.,
Initial Term Loan B
1.375%	01/31/25	2,021	$1,997,858
Digicel International Finance Ltd.,
Initial Term Loan B (First Lien)
4.940%	05/15/24	507	509,957
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
4.000%	06/30/19	1,760	1,744,119
Ligado Networks LLC,
Junior Term Loan
13.720%	12/07/20	3,194	2,908,651

			7,160,585

TOTAL BANK LOANS (cost $27,308,696)			27,464,048

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A4
5.492%	02/10/51	245	244,985
Series 2015-UBS7, Class B
4.511%(c)	09/15/48	240	252,177
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(c)	06/11/50	800	809,706
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4
6.385%(c)	12/10/49	417	418,087
Series 2016-GC36, Class A5
3.616%	02/10/49	370	383,372
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A1A
6.335%(c)	12/10/49	1,584	1,591,192
Series 2008-LS1, Class A4B
6.335%(c)	12/10/49	114	113,920
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	206,606
Series 2013-LC6, Class AM
3.282%	01/10/46	190	193,071
Series 2014-CR17, Class A5
3.977%	05/10/47	360	381,995
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	361,695
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	204,931
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(c)	05/10/49	220	229,308
Series 2016-C3, Class A5
2.890%	09/10/49	500	491,432
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K025, Class A2
2.682%	10/25/22	1,700	1,731,267
Series K038, Class A2
3.389%	03/25/24	700	737,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K062, Class A2
3.413%	12/25/26	1,200	$1,258,020
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	168,242
Series 2013-GC16, Class A3
4.244%	11/10/46	250	269,822
Series 2014-GC20, Class A5
3.998%	04/10/47	490	519,327
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	267,989
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	139,883
Series 2013-C17, Class A4
4.199%	01/15/47	510	549,104
Series 2014-C19, Class A4
3.997%	04/15/47	880	936,531
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LPD7, Class AM
6.139%(c)	04/17/45	18	17,774
Series 2011-C5, Class A3
4.171%	08/15/46	160	170,362
Series 2012-C8, Class A3
2.829%	10/15/45	400	405,077
Series 2012-CBX, Class AS
4.271%	06/15/45	170	180,286
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	270	271,343
Series 2007-C7, Class AM
6.414%(c)	09/15/45	350	354,552
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	172	172,910
ML-CFC Commercial Mortgage Trust,
Series 2007-8, Class A3
6.076%(c)	08/12/49	133	133,261
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.219%(c)	07/15/46	500	538,066
Series 2013-C13, Class A4
4.039%	11/15/46	310	331,151
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	159,361
Series 2015-C20, Class A4
3.249%	02/15/48	700	710,366
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	188	188,424
Series 2007-T27, Class AM
5.997%(c)	06/11/42	17	16,666
Series 2012-C4, Class A4
3.244%	03/15/45	330	339,938
Series 2015-MS1, Class A4
3.779%(c)	05/15/48	450	471,788

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45		725	$731,099
Series 2013-C6, Class A4
3.244%	04/10/46		650	666,540
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46		65	65,084
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45		340	354,522
Series 2012-C10, Class A3
2.875%	12/15/45		595	599,880
Series 2012-C10, Class AS
3.241%	12/15/45		390	393,783
Series 2013-C15, Class A4
4.153%(c)	08/15/46		450	482,737
Series 2014-C25, Class B
4.236%(c)	11/15/47		210	217,944

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,790,914)				20,432,805

CONVERTIBLE BONDS — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26		481	583,213

Real Estate — 0.0%
Aroundtown Property Holdings PLC (Germany),
Sr. Unsec’d. Notes
1.500%	01/18/21		100	124,352

Semiconductors — 0.0%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	310	348,750

TOTAL CONVERTIBLE BONDS (cost $931,779)				1,056,315

CORPORATE BONDS — 24.2%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		436	330,269
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		559	592,539
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	447	445,883
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		400	414,499

				1,783,190

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Aerospace & Defense — 0.5%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		1,045	$1,045,000
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		1,007	1,044,763
5.900%	02/01/27		162	174,353
5.950%	02/01/37		62	62,465
6.150%	08/15/20		135	145,294
6.750%	01/15/28		158	174,589
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18		260	260,355
2.700%	04/27/20		70	70,725
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		945	992,250
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19		72	73,260
L3 Technologies, Inc.,
Gtd. Notes
4.750%	07/15/20		500	533,853
4.950%	02/15/21		966	1,041,429
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	466,314
3.800%	03/01/45		80	78,750
4.700%	05/15/46		500	561,823
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		990	999,140
3.500%	03/15/27		1,300	1,318,248
Spirit AeroSystems, Inc.,
Gtd. Notes
3.850%	06/15/26		125	126,180
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	(a)	1,193	1,228,790
6.375%	06/15/26		30	30,450
6.500%	07/15/24	(a)	407	420,228
6.500%	05/15/25		529	538,258

				11,386,517

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		460	446,822
5.375%	01/31/44	(a)	1,200	1,446,527
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19		575	575,873
2.000%	02/21/20		2,000	2,004,268
4.125%	03/04/43		500	504,353
4.250%	11/10/44		420	432,343
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		330	331,437
3.250%	06/12/20		73	75,156

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Agriculture (continued)
4.000%	06/12/22		170	$180,142
5.850%	08/15/45		785	961,468
6.150%	09/15/43		100	124,870
6.875%	05/01/20		500	562,408

				7,645,667

Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		950	973,749
Norwegian Air Shuttle ASA 2016-1 Class B Pass-Through Trust (Norway),
Pass-Through Certificates, 144A
7.500%	11/10/23		245	265,015
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		327	333,503

				1,572,267

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
3.375%	03/15/27	EUR	100	115,369
SMCP Group SAS (China),
Sr. Sec’d. Notes
5.875%	05/01/23	EUR	90	111,885

				227,254

Auto Manufacturers — 0.5%
Aston Martin Capital Holdings Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.750%	04/15/22	GBP	100	136,465
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		800	800,056
1.897%	08/12/19		515	511,060
2.021%	05/03/19		1,100	1,098,295
2.425%	06/12/20		790	789,746
3.336%	03/18/21		685	698,226
5.000%	05/15/18		500	512,790
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	100,241
5.200%	04/01/45		500	490,549
6.250%	10/02/43		100	111,075
6.750%	04/01/46		450	533,708
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19		495	496,324
2.650%	04/13/20		1,100	1,105,114
3.100%	01/15/19		1,245	1,262,013
3.450%	04/10/22		775	787,708
4.200%	03/01/21		800	839,093
5.250%	03/01/26		305	329,434
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21		190	191,900

				10,793,797

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		19	$19,475
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes
9.000%	07/15/20	EUR	100	119,176
Gestamp Funding Luxembourg SA (Spain),
Sec’d. Notes
3.500%	05/15/23	EUR	100	119,067
HP Pelzer Holding GmbH (Germany),
Sr. Sec’d. Notes
4.125%	04/01/24	EUR	100	117,716
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK
2.750%	09/15/21	EUR	125	145,262
3.250%	09/15/23	EUR	100	117,071
3.750%	09/15/26	EUR	100	119,069
Sr. Sec’d. Notes, 144A, PIK
4.125%	09/15/21		238	242,463
4.500%	09/15/23		254	257,810
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24	EUR	100	123,410
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25		150	158,250

				1,538,769

Banks — 3.4%
Allied Irish Banks PLC (Ireland),
Jr. Sub. Notes, EMTN
7.375%(c)	12/29/49	EUR	200	243,735
Sub. Notes, EMTN
4.125%(c)	11/26/25	EUR	200	242,993
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19		1,400	1,400,623
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%(c)	12/29/49	EUR	200	233,883
Banco BPM SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.750%	07/27/20	EUR	100	117,828
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17	EUR	300	102,794
4.750%	01/15/18	EUR	400	137,058
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	03/12/49	EUR	200	234,756
Sr. Unsec’d. Notes
3.500%	04/11/22		800	818,782
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		310	316,588
6.100%(c)	12/29/49		123	133,621
6.250%(c)	09/29/49		820	891,749
6.500%(c)	10/29/49		304	338,027

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
5.875%	01/05/21			300	$333,431
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	(a)		1,275	1,290,355
2.881%(c)	04/24/23			1,800	1,803,326
3.824%(c)	01/20/28			1,900	1,932,992
Sub. Notes
6.110%	01/29/37			150	183,593
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18			1,110	1,110,734
Bank of Ireland (Ireland),
Sub. Notes, EMTN
4.250%(c)	06/11/24		EUR	100	120,499
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19			670	671,430
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18			500	502,486
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18			900	901,173
Bankia SA (Spain),
Sub. Notes
3.375%(c)	03/15/27		EUR	100	116,174
Sub. Notes, MTN
4.000%(c)	05/22/24		EUR	100	118,448
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.250%(c)	03/15/23		GBP	200	274,799
BNP Paribas SA (France),
Gtd. Notes, MTN
2.400%	12/12/18			1,000	1,008,469
CaixaBank SA (Spain),
Sub. Notes, EMTN
3.500%(c)	02/15/27		EUR	100	119,273
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20			440	441,906
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17			1,000	1,000,089
2.350%	01/31/20			1,400	1,400,456
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49			700	735,147
5.950%(c)	12/29/49			205	215,705
6.125%(c)	12/29/49			320	343,999
Sr. Unsec’d. Notes
2.050%	06/07/19	(a)		1,400	1,400,904
2.450%	01/10/20			280	281,683
2.500%	07/29/19			1,100	1,109,879
2.750%	04/25/22			1,100	1,098,259
4.500%	01/14/22			800	860,246
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20			375	374,649

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25			250	$262,165
Gtd. Notes, MTN
3.875%	02/08/22			600	636,532
Jr. Sub. Notes
6.625%(c)	12/29/49		EUR	200	253,829
Sr. Unsec’d. Notes
2.250%	01/14/19			500	503,195
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.750%	01/29/18			900	900,487
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20			555	559,364
3.450%	04/16/21			685	703,183
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18			500	500,615
2.600%	11/13/18			490	494,178
Erste Group Bank AG (Austria),
Jr. Sub. Notes
6.500%(c)	04/15/24		EUR	200	246,988
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49			347	361,140
Sr. Unsec’d. Notes
2.000%	04/25/19			105	104,954
2.300%	12/13/19	(a)		895	897,444
2.350%	11/15/21			370	365,022
2.550%	10/23/19			755	763,239
2.625%	01/31/19			400	404,043
2.875%	02/25/21			875	884,380
3.000%	04/26/22			800	806,146
3.500%	11/16/26			365	363,064
3.625%	01/22/23			200	206,424
3.750%	02/25/26			1,700	1,731,028
3.850%	01/26/27			200	203,462
5.750%	01/24/22			600	675,524
6.250%	02/01/41			600	783,775
Sub. Notes
6.750%	10/01/37			450	584,118
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49			100	102,030
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%(c)	05/22/27			418	432,212
Sr. Unsec’d. Notes
3.400%	03/08/21			1,050	1,079,187
3.600%	05/25/23			500	516,706
3.900%	05/25/26			1,000	1,032,202
4.300%	03/08/26			465	492,897
Sub. Notes
4.375%	11/23/26			200	207,524
5.250%	03/14/44			300	343,721
6.500%	09/15/37			150	193,961

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank (The), Sr. Unsec’d. Notes
2.375%	03/10/20		520	$521,847
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		345	351,571
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(c)	12/29/49	EUR	400	480,846
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		650	664,625
5.300%(c)	12/29/49		574	597,678
Sr. Unsec’d. Notes
2.250%	01/23/20		1,000	1,003,102
2.400%	06/07/21		800	798,484
2.550%	03/01/21		1,100	1,105,404
2.700%	05/18/23		800	791,229
2.950%	10/01/26		800	772,081
3.200%	01/25/23		200	203,914
3.220%(c)	03/01/25		900	901,691
3.250%	09/23/22		400	409,929
4.260%(c)	02/22/48		600	627,667
4.350%	08/15/21		400	428,142
Sub. Notes
3.375%	05/01/23		500	507,380
3.625%	12/01/27		800	791,810
3.875%	09/10/24		700	722,220
4.950%	06/01/45		300	334,669
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22		195	197,896
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		779	806,655
Sr. Unsec’d. Notes
2.800%	06/16/20		995	1,009,467
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19		1,275	1,283,516
4.000%	07/23/25		365	380,963
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		800	798,821
2.750%	05/19/22		600	599,870
3.125%	07/27/26		2,180	2,119,498
4.300%	01/27/45		500	517,059
5.625%	09/23/19		400	429,726
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,357,148
National Bank of Canada (Canada),
Gtd. Notes
2.150%	06/12/20		900	898,133
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17		1,600	1,599,360
RZB Finance Jersey IV Ltd. (Austria),
Jr. Sub. Notes
1.622%(c)	08/16/17	EUR	100	110,812

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20			1,700	$1,706,305
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18			285	284,604
1.966%	01/11/19			805	805,800
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21			1,600	1,603,080
U.S. Bancorp,
Jr. Sub. Notes
5.300%(c)	04/15/66			518	551,670
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%(c)	01/03/27		EUR	100	120,628
5.750%(c)	10/28/25		EUR	100	125,574
6.950%	10/31/22		EUR	100	137,760
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)		575	633,633
5.900%(c)	12/29/49			435	465,885
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21			1,500	1,531,764
Sub. Notes, MTN
4.100%	06/03/26			280	289,932
4.650%	11/04/44			175	183,803
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19			1,400	1,397,284
Sr. Unsec’d. Notes, MTN
2.150%	12/06/19			800	803,703
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19			1,200	1,190,680
2.150%	03/06/20			1,100	1,102,152

					80,614,750

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21			770	780,324
3.300%	02/01/23			900	926,758
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19			110	108,660
Gtd. Notes, 144A
2.250%	03/15/20			350	350,005
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23			600	607,829
4.000%	03/05/42			100	102,225

					2,875,801

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22			705	707,353

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Biotechnology (continued)
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	(a)		470	$477,504
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20			180	183,608
6.875%	03/01/18			696	719,527
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18			1,400	1,408,028
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19			800	802,532
2.550%	09/01/20			890	902,827

					5,201,379

Building Materials — 0.1%
CEMEX Finance LLC (Mexico),
Sr. Sec’d. Notes
4.625%	06/15/24		EUR	100	123,482
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21			631	657,818
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/27			600	594,760
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23			294	307,230
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23			240	256,200
PCF GmbH (Poland),
Sr. Sec’d. Notes, MTN
7.875%	08/01/19		EUR	100	116,726
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22			267	279,661
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24			70	73,763
6.000%	10/15/25			465	497,549
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21		EUR	100	121,046
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27			238	244,843
5.500%	03/01/25			100	106,250

					3,379,328

Chemicals — 0.5%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25			800	822,999
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes
3.750%	01/15/25		EUR	100	120,040

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24			316	$326,269
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23			235	284,349
10.000%	10/15/25			175	215,688
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			145	124,338
5.150%	03/15/34			110	101,749
7.125%	05/01/20			170	187,849
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27			217	224,029
6.625%	05/15/23			252	266,489
7.000%	05/15/25			146	159,139
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20			260	261,411
Hexion, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	02/01/22			222	219,780
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20			432	454,680
5.125%	11/15/22			31	33,170
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	05/01/23		EUR	100	117,628
Inovyn Finance PLC (Switzerland),
Sr. Sec’d. Notes
6.250%	05/15/21		EUR	80	95,553
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			600	627,265
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21			1,327	1,317,048
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19			420	420,852
2.750%	07/15/21			200	201,885
3.950%	04/15/45			150	141,818
4.400%	07/15/44			205	208,497
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24			331	329,759
5.250%	06/01/27			532	529,340
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)		1,909	1,971,043
10.375%	05/01/21			72	79,650
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22			447	480,525
PSPC Escrow Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23		EUR	100	119,755

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	$325,497
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		230	230,515
3.125%	06/01/24		225	226,140
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%(c)	12/29/49	EUR	100	127,264
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes
6.375%	05/01/22	EUR	100	121,708
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20		257	257,643
Gtd. Notes, 144A
7.500%	03/15/22		78	80,340
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		158	166,098
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21		413	442,943

				12,420,745

Coal — 0.2%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		3,201	3,144,983
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		43	42,678
6.375%	03/31/25		124	122,140
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25		275	271,563

				3,581,364

Commercial Services — 0.7%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		401	387,847
4.125%	06/15/23		299	296,384
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		476	416,500
Alpine Finance Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		174	177,045
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		442	456,365
Sr. Sec’d. Notes
6.375%	12/01/19		237	243,518
7.875%	12/01/22		403	437,255
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24		340	365,499

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22	(a)		301	$297,989
5.250%	03/15/25	(a)		229	215,546
Avis Budget Finance PLC,
Gtd. Notes
4.125%	11/15/24		EUR	100	111,996
4.500%	05/15/25		EUR	100	111,912
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25			515	505,988
Brand Energy & Infrastructure Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25	(a)		718	743,129
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27			340	349,349
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21			399	421,444
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25			213	223,737
GW Honos Security Corp. (Canada),
Gtd. Notes, 144A
8.750%	05/15/25			105	109,856
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22			117	123,435
7.750%	06/01/24	(a)		242	255,310
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	(a)		94	77,080
Sec’d. Notes, 144A
7.625%	06/01/22	(a)		445	443,932
Hertz Holdings Netherlands BV,
Gtd. Notes
4.125%	10/15/21		EUR	100	111,217
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23			1,560	1,643,850
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25			491	500,206
La Financiere Atalian SAS (France),
Gtd. Notes
4.000%	05/15/24		EUR	100	118,213
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25			142	152,295
Loxam SAS (France),
Sec’d. Notes
3.500%	05/03/23		EUR	100	118,092
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25			213	218,325
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23			2,212	2,403,692

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25			193	$201,203
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27			1,315	1,265,873
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24			340	359,091
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22			111	113,498
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)		832	807,040
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21			245	255,136
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25			380	398,050
5.750%	11/15/24	(a)		98	102,655
5.875%	09/15/26			175	186,375
7.625%	04/15/22			3	3,135
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25			900	929,959
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes
6.000%	11/01/22		EUR	113	139,819
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23			81	81,405

					16,880,245

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21			1,400	1,439,435
3.000%	02/09/24			235	238,564
3.850%	08/04/46			375	374,744
4.250%	02/09/47			145	153,790
4.650%	02/23/46			365	409,136
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)		796	875,008
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			200	204,675
6.020%	06/15/26			325	357,990
8.350%	07/15/46			90	116,152
DXC Technology Co.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20			45	45,566
4.250%	04/15/24			100	103,463
4.750%	04/15/27			900	938,416
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18			1,000	1,008,556
4.900%	10/15/25	(a)		1,500	1,572,597

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Computers (continued)
HP, Inc.,
Sr. Unsec’d. Notes
2.750%	01/14/19			1,200	$1,210,706
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23			443	450,199
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24			312	368,060
Sr. Sec’d. Notes, 144A
7.375%	04/01/23			326	358,193

					10,225,250

Consumer Finance — 0.0%
TD Ameritrade,
Sr. Unsec’d. Notes
3.300%	04/01/27			900	897,773

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22			425	439,875
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23			13	13,975
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24			1,122	1,192,125
Sr. Sec’d. Notes, 144A
5.250%	12/15/21			258	270,739
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23		EUR	157	187,387

					2,104,101

Diversified Financial Services — 1.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22			186	202,739
6.250%	12/01/19			30	32,663
7.625%	04/15/20			22	24,859
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	(a)		468	472,679
Gtd. Notes, MTN, 144A
5.875%	11/01/21			471	487,485
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			2,199	2,693,775
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	05/03/19			265	264,979
2.200%	03/03/20			1,400	1,406,663
2.250%	05/05/21			1,100	1,098,299
ASP AMC Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/25			118	111,805
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.500%	03/20/21			1,649	1,656,904

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27		800	$803,732
CIT Group, Inc.,
Jr. Sub. Notes
5.800%(c)	06/15/22		585	609,863
Sr. Unsec’d. Notes
5.000%	08/01/23		463	498,883
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		450	461,249
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	807,147
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A, PIK
12.000%	06/16/20		469	285,885
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23		304	300,200
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21		190	203,538
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/22		60	57,750
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	504,666
3.750%	12/01/25		290	304,098
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes
2.625%	06/15/22	EUR	100	114,929
Jefferies Finance LLC/JFIN Co.- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	445,883
7.375%	04/01/20		410	420,250
Jefferies Group LLC,
Sr. Unsec’d. Notes
4.850%	01/15/27		800	836,217
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
6.250%	09/15/21	GBP	100	135,104
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		326	334,965
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	993,281
4.750%	03/15/26		75	79,374
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14	EUR	900	77,095
4.750%	01/16/14	EUR	415	35,549
5.375%	10/17/12	EUR	50	4,283
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		68	70,720

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26			920	$922,607
3.375%	04/01/24			1,400	1,460,137
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, PIK
8.250%	05/30/21		EUR	100	119,555
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26			532	539,799
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24			165	167,937
6.500%	06/15/22			87	92,220
6.625%	07/26/21			361	388,526
6.750%	06/25/25			226	232,922
7.250%	09/25/23			228	245,670
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23			173	175,811
5.625%	08/01/33			271	226,366
6.125%	03/25/24	(a)		53	54,590
Navient Solutions LLC,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22			910	789,516
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19			291	305,550
7.250%	12/15/21			101	106,378
Springleaf Finance Corp.,
Gtd. Notes
6.125%	05/15/22			90	94,950
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19			800	811,278
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22			1,100	1,125,625
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25			230	235,175
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20			740	746,187
2.800%	12/14/22			670	682,152
3.150%	12/14/25			1,160	1,177,710
4.150%	12/14/35			300	325,038
4.300%	12/14/45			840	921,283

					28,784,493

Diversified Machinery — 0.0%
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, EMTN
1.375%	05/23/22		EUR	100	115,124
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18			500	500,980
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24			200	206,000

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Machinery (continued)
5.875%	08/15/26			166	$171,395

					993,499

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23			212	215,975
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45			135	133,380
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18			440	440,980
6.125%	04/01/36			200	256,942
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)		199	194,025
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42			200	210,298
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
5.125%	06/15/21		EUR	100	120,177
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42			400	389,426
4.450%	03/15/21			500	534,775
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46			95	90,248
5.050%	09/15/19			500	532,165
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42			400	400,738
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19			640	660,000
7.375%	11/01/22	(a)		450	444,375
7.625%	11/01/24	(a)		50	48,500
Enel SpA (Italy),
Jr. Sub. Notes
5.000%(c)	01/15/75		EUR	200	247,662
7.750%(c)	09/10/75		GBP	100	147,829
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41			300	305,213
Gas Natural Fenosa Finance BV (Spain),
Gtd. Notes
4.125%(c)	11/18/22		EUR	100	123,184
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42			300	264,795
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18			340	338,973
2.700%	09/15/19			700	708,920
3.550%	05/01/27			570	579,054

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24			112	$113,120
6.625%	03/15/23			50	51,375
6.625%	01/15/27			790	790,988
7.875%	05/15/21			112	115,640
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	(a)		145	152,069
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32			100	137,711
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21			400	411,541
3.250%	06/15/23			500	515,760
3.750%	08/15/42			100	97,904
PECO Energy Co.,
First Mortgage
2.375%	09/15/22			1,000	995,206
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22			100	102,085
4.400%	01/15/21			500	531,152
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18			60	60,212
4.150%	09/15/21			250	262,522
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22			50	50,295
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21			100	104,126
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26			1,000	965,282
South Carolina Electric & Gas Co.,
First Mortgage
4.100%	06/15/46			300	293,834
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41			100	105,288
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25			106	74,730
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22			500	497,065
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45			320	335,948
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes
7.500%	03/01/20		EUR	120	143,168

					14,294,655

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes, MTN
5.500%	04/15/23	EUR	149	$179,616
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		266	236,075
Senvion Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.875%	10/25/22	EUR	100	116,217

				531,908

Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		575	574,866
2.550%	01/30/19		700	706,441
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28		245	242,960
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19		250	248,208
Tech Data Corp.,
Sr. Unsec’d. Notes
4.950%	02/15/27		380	402,830
Trionista Holdco GmbH (Luxembourg),
Sr. Sec’d. Notes
5.000%	04/30/20	EUR	410	474,750
Trionista TopCo GmbH (Luxembourg),
Sec’d. Notes
6.875%	04/30/21	EUR	100	118,601
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	558,090
2.375%	12/17/18		250	251,596
6.550%	10/01/17		200	202,369

				3,780,711

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		167	175,768
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23		233	242,320

				418,088

Engineering & Construction — 0.0%
AECOM,
Sr. Unsec’d. Notes
5.125%	03/15/27		57	57,214
Engility Corp.,
Gtd. Notes
8.875%	09/01/24		262	284,598
New Enterprise Stone & Lime Co., Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		195	211,331

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
SPIE SA (France),
Gtd. Notes
3.125%	03/22/24	EUR	100	$118,939
Swissport Investments SA (Luxembourg),
Gtd. Notes
9.750%	12/15/22	EUR	100	127,236
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25		169	177,873

				977,191

Entertainment — 0.2%
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes
6.750%	11/01/21	EUR	100	117,071
CPUK Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.250%	02/28/47	GBP	100	131,006
Eldorado Resorts, Inc.,
Gtd. Notes, 144A
6.000%	04/01/25		105	111,300
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		92	100,491
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		104	112,840
Lions Gate Entertainment Corp.,
Gtd. Notes, 144A
5.875%	11/01/24		112	117,880
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		1,139	1,248,629
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		1,496	1,593,240
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		558	561,415
5.500%	04/15/27		358	368,740
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
7.875%	07/15/20	GBP	108	143,971
WMG Acquisition Corp.,
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	100	120,497

				4,727,080

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		295	303,849
Befesa Zinc SAU Via Zinc Capital SA (Luxembourg),
Sr. Sec’d. Notes, MTN
8.875%	05/15/18	EUR	100	114,782
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, MTN, PIK
10.500%	12/01/18	EUR	107	125,358

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Environmental Control (continued)
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25			261	$253,169
Paprec Holding SA (France),
Sr. Sec’d. Notes
5.250%	04/01/22		EUR	100	119,926
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21			485	488,638

					1,405,722

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26			398	412,925

Foods — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25			167	155,309
6.625%	06/15/24	(a)		128	127,039
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25			174	177,479
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
4.498%	03/07/24		EUR	200	255,809
4.561%	01/25/23		EUR	200	258,227
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25			385	406,656
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23			627	631,982
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
3.700%	12/06/26			1,200	1,222,589
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25			554	520,760
5.875%	07/15/24			184	172,500
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20			325	328,378
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	07/15/45			800	865,462
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26			580	578,550
5.500%	03/01/25			137	141,281
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19			365	364,942
2.600%	10/01/20			710	718,793
3.750%	10/01/25			945	979,655
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			385	389,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
WhiteWave Foods Co. (The) (France),
Gtd. Notes
5.375%	10/01/22	200	$225,597

			8,520,862

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	02/01/24	137	143,054

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
5.125%	07/15/19	115	114,138
6.875%	10/15/21	268	265,990
Gtd. Notes, 144A
7.500%	11/01/23	313	308,696
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	655,103
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	147,538

			1,491,465

Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	385,753
2.350%	11/22/19	940	947,067
2.550%	03/15/22	1,025	1,017,225
3.400%	11/30/23	1,100	1,126,047
3.750%	11/30/26	900	918,730
4.900%	11/30/46	300	330,431
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23	232	249,109
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	1,020	970,642
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20	385	385,622
2.675%	12/15/19	188	190,302
2.894%	06/06/22	375	376,172
3.363%	06/06/24	1,266	1,268,894
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	500	504,591
2.850%	05/15/20	145	147,011
3.850%	05/15/25	900	930,451
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	997	927,209
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	431	452,550
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	208,383

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
5.500%	04/15/25	(a)	401	$350,875
5.625%	10/15/23		55	50,188
5.750%	08/01/22	(a)	125	117,500
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		465	471,738
3.150%	03/15/22		585	605,380
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	979	934,945
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		106	109,180
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19		235	235,649
3.375%	05/15/24		1,000	1,026,575
4.375%	05/15/44		300	302,994
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		56	57,260
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18		255	255,956
3.000%	04/15/23		305	307,476
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18		370	370,670
2.700%	04/01/20		905	913,251

				17,445,826

Healthcare-Services — 1.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		77	79,503
5.625%	02/15/23		531	549,253
6.500%	03/01/24		82	87,535
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		205	194,238
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		200	180,512
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		359	374,706
4.750%	01/15/25		525	539,438
5.625%	02/15/21		470	489,975
6.125%	02/15/24		49	52,978
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	379	369,051
8.000%	11/15/19	(a)	656	659,279
Sr. Sec’d. Notes
5.125%	08/01/21		211	213,638
6.250%	03/31/23		970	1,001,380
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		371	371,928

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
5.125%	07/15/24			52	$52,780
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, PIK
7.625%	05/15/22			322	331,258
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22			980	1,015,525
Gtd. Notes, 144A
5.125%	07/01/22			205	210,381
6.250%	12/01/24			376	401,380
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22			35	38,763
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			1,387	1,463,008
5.875%	05/01/23			280	304,850
5.875%	02/15/26			412	444,960
Sr. Sec’d. Notes
4.500%	02/15/27			187	192,376
5.000%	03/15/24			1,530	1,619,888
5.250%	04/15/25			471	506,325
5.250%	06/15/26			914	985,749
5.500%	06/15/47			1,080	1,117,800
5.875%	03/15/22			397	440,174
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24			194	199,093
5.750%	09/15/25			26	27,365
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	(a)		605	612,278
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)		292	293,460
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.600%	02/01/25			250	253,750
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23			364	374,920
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25			130	130,975
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24			870	927,638
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23			413	442,943
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21			102	110,543
Sr. Unsec’d. Notes, 144A
6.750%	07/01/25			329	333,113
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22		EUR	125	154,533

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes
8.250%	07/01/23		EUR	100	$127,119
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22			180	195,264
Sr. Sec’d. Notes
4.746%(c)	06/15/20			316	319,160
6.000%	10/01/20			354	379,223
Sr. Sec’d. Notes, 144A
4.625%	07/15/24			85	85,106
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		876	876,000
8.125%	04/01/22	(a)		629	667,526
THC Escrow Corp. III,
Sec’d. Notes, 144A
5.125%	05/01/25			167	167,626
Sr. Sec’d. Notes, 144A
4.625%	07/15/24			106	106,286
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25	(a)		523	521,039
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20			150	153,157
3.100%	03/15/26			275	276,417
4.200%	01/15/47			390	411,410
4.750%	07/15/45			800	918,930
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25			104	108,940

					23,462,445

Home Builders — 0.1%
AV Homes, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22			121	124,781
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26			230	238,625
5.375%	10/01/22			5	5,388
8.375%	01/15/21			117	138,353
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22			143	147,826
4.500%	06/15/19			48	49,620
4.750%	04/01/21			34	36,040
4.750%	11/15/22			147	156,188
4.875%	12/15/23			169	179,668
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23			126	128,678
Meritage Homes Corp.,
Gtd. Notes, 144A
5.125%	06/06/27			127	127,159
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26			295	314,175
6.000%	02/15/35			163	163,408
6.375%	05/15/33			340	355,300

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Home Builders (continued)
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21			46	$48,415
5.250%	06/01/27			222	222,555
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19			245	250,929
5.875%	06/15/24			154	162,470
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25			74	76,220

					2,925,798

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26			711	722,554

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24			126	134,663

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19			43	43,419
3.850%	04/01/23			415	435,725

					479,144

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
Gtd. Notes
2.511%	10/15/20	^		566	—

Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25			900	912,800
4.000%	10/15/46			75	73,898
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23			762	809,625
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46			55	57,338
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26			400	396,207
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21			215	221,199
Aon PLC,
Gtd. Notes
2.800%	03/15/21			1,160	1,164,929
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.500%(c)	10/27/47		EUR	100	127,207
7.750%(c)	12/12/42		EUR	100	141,308

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23			600	$614,773
3.125%	03/15/26			705	712,931
4.500%	02/11/43	(a)		500	549,434
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%(c)	11/29/49		EUR	100	121,858
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18			700	725,150
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24			655	678,250
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22			475	505,005
Groupama SA (France),
Sub. Notes
6.000%	01/23/27		EUR	100	135,471
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	(a)		792	825,660
KIRS Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23			532	538,650
Sr. Sec’d. Notes, MTN
8.375%	07/15/23		GBP	100	128,292
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21			100	109,652
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19			620	624,060
3.300%	03/14/23			140	143,881
4.350%	01/30/47			45	48,092
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18			300	302,903
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22			900	916,928
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23			111	119,603
Old Mutual PLC (United Kingdom),
Sub. Notes, EMTN
8.000%	06/03/21		GBP	100	150,330
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39			48	71,187
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21			63	70,481
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25			145	147,538
XLIT Ltd. (Bermuda),
Gtd. Notes
5.750%	10/01/21			300	335,779

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (continued)

					$12,480,419

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19			940	947,136
3.600%	11/28/24			1,300	1,338,921
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19			200	201,529
3.250%	08/06/18			300	303,577
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19			800	803,205
2.500%	03/09/18			800	804,621
2.750%	01/30/23			900	892,035
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26			775	848,591
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26	(a)		756	754,110
Sr. Unsec’d. Notes
3.625%	05/15/27		EUR	100	116,071
5.500%	02/15/22			222	241,076
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26			1,500	1,518,398
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25			192	200,940
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21			1,247	1,374,818
United Group BV (Netherlands),
Sr. Sec’d. Notes
7.875%	11/15/20		EUR	100	118,727
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23			1,003	1,055,658
6.375%	05/15/25			390	420,954
Gtd. Notes, 144A
5.750%	01/15/27			1,097	1,147,736

					13,088,103

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.250%	03/01/41			618	681,345
Sr. Unsec’d. Notes, EMTN
3.125%	01/14/22		EUR	100	123,202
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20			216	235,439
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22			875	914,375

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Iron/Steel (continued)
Steel Dynamics, Inc.,
Gtd. Notes
5.000%	12/15/26			220	$225,775
5.125%	10/01/21			205	210,531
5.250%	04/15/23			285	296,044
5.500%	10/01/24			411	436,688
6.375%	08/15/22			309	320,201
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22		EUR	75	85,518
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21			420	462,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22			99	100,762

					4,091,880

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23			71	73,663
5.375%	04/15/23			269	280,433

					354,096

Lodging — 0.2%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20	(a)		1,225	1,261,749
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24			93	94,279
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
4.875%	06/06/25			255	255,182
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26			169	170,690
5.250%	03/31/20			43	45,526
6.625%	12/15/21			560	628,600
6.750%	10/01/20			279	309,104
7.750%	03/15/22			110	129,113
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes
3.750%	10/01/23		EUR	129	155,378
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21			543	564,720
TVL Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.200%(c)	05/15/23		GBP	100	132,199
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24			1,400	1,437,992

					5,184,532

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24			1,261	$1,311,439
NEW Areva Holding SA (France),
Gtd. Notes, EMTN
4.875%	09/23/24		EUR	100	125,838
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	(a)		432	444,420
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24			500	539,999

					2,421,696

Machinery-Diversified — 0.0%
CMF SpA (Italy),
Sr. Sec’d. Notes, 144A
9.000%	06/15/22		EUR	100	114,003

Media — 1.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23			200	212,187
7.500%	05/15/26			1,519	1,686,089
Altice SA (Luxembourg),
Gtd. Notes
6.250%	02/15/25		EUR	100	124,637
Gtd. Notes, 144A
7.750%	05/15/22			730	774,713
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23			980	1,019,813
5.500%	05/15/26			364	382,199
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22			92	94,926
5.000%	04/01/24			347	355,241
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25			335	359,288
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18			258	267,675
8.000%	04/15/20			521	580,264
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)		96	98,879
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23			344	361,199
5.125%	05/01/27			2,972	3,038,869
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes
2.503%	12/31/14	^(i)		69	—
2.525%	04/15/20	^		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			1,559	1,587,247
6.375%	09/15/20			205	209,099
7.750%	07/15/25			756	835,379

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			255	$263,511
4.908%	07/23/25			2,100	2,268,670
6.484%	10/23/45			800	960,170
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22			1,615	1,659,736
6.500%	11/15/22			152	155,039
7.625%	03/15/20			2,259	2,247,705
Comcast Corp.,
Gtd. Notes
3.400%	07/15/46			845	769,458
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25			406	446,641
Sr. Unsec’d. Notes
5.250%	06/01/24			808	824,241
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23			765	887,400
10.875%	10/15/25			1,891	2,276,291
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23			705	722,625
5.875%	07/15/22			240	258,000
5.875%	11/15/24			140	149,376
7.750%	07/01/26			1,048	1,241,880
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19			396	310,859
9.000%	03/01/21			53	39,749
9.000%	09/15/22			605	447,700
10.625%	03/15/23			605	456,775
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24			119	115,133
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21			400	413,200
6.875%	08/15/23			151	162,703
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19			400	401,395
Jr. Sub. Notes, 144A
5.250%	03/29/49			100	106,286
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24			119	120,488
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)		441	441,000
SFR Group SA (France),
Sr. Sec’d. Notes
5.375%	05/15/22		EUR	100	119,117
Sr. Sec’d. Notes, 144A
6.000%	05/15/22			721	754,346
7.375%	05/01/26			2,040	2,213,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25			250	$258,438
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24			81	83,430
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20			300	320,039
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19			600	600,247
2.950%	07/15/26	(a)		925	872,650
3.600%	07/15/25			275	274,375
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23			264	265,320
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22			337	353,008
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	154	185,354
5.750%	01/15/23		EUR	139	166,320
Sr. Sec’d. Notes, 144A
5.000%	01/15/25			200	209,500
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			216	218,091
5.125%	02/15/25			470	465,888
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes
4.000%	01/15/27		EUR	200	237,682
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22			100	103,500
Videotron Ltd./Videotron Ltee (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27			403	414,083
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			924	958,650
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Unsec’d. Notes
5.500%	09/15/24		GBP	100	135,945
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25		GBP	180	246,703
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			475	494,385
5.500%	08/15/26			214	224,165
Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP	100	136,613
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
7.125%	05/15/24		EUR	100	128,052
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			415	426,413

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)

					$40,999,449

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23			219	238,163
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26			1,169	1,204,070
6.250%	08/15/24			1,011	1,061,550

					2,503,783

Mining — 0.7%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26	(a)		200	219,499
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.450%	09/27/20			106	110,493
4.875%	05/14/25			600	623,999
Gtd. Notes, EMTN
3.250%	04/03/23		EUR	100	124,481
3.500%	03/28/22		EUR	100	125,256
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			362	334,849
8.000%	01/15/23	(a)		527	542,809
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	(a)		1,349	1,291,668
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.000%	02/15/21			1,199	1,228,975
7.500%	04/01/25			43	42,033
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			1,831	1,821,845
3.100%	03/15/20			1,369	1,339,909
3.550%	03/01/22	(a)		633	593,235
3.875%	03/15/23			1,927	1,792,110
5.450%	03/15/43			1,725	1,487,468
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22			226	255,663
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24			146	153,665
Kinross Gold Corp. (Canada),
Gtd. Notes
6.875%	09/01/41			80	85,400
Gtd. Notes, 144A
4.500%	07/15/27			126	125,685
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, MTN
6.875%	03/15/24		EUR	100	115,602
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes, 144A
7.250%	05/01/22			203	207,760

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		400	$427,636
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		679	661,176
4.500%	01/15/21		84	87,570
5.200%	03/01/42		568	528,240
5.400%	02/01/43		640	601,402
6.000%	08/15/40		585	587,925
Gtd. Notes, 144A
8.500%	06/01/24		765	883,575
Sr. Unsec’d. Notes
6.125%	10/01/35		123	128,228

				16,528,156

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		327	326,999
6.125%	01/15/23		92	92,229
7.500%	03/15/25		692	717,949
8.750%	12/01/21		987	1,095,569
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	100	116,500
EnPro Industries, Inc.,
Gtd. Notes, 144A
5.875%	09/15/22		135	140,738
Gates Global LLC/Gates Global Co.,
Gtd. Notes
5.750%	07/15/22	EUR	100	116,454
Gtd. Notes, 144A
6.000%	07/15/22		941	943,353
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,108,065
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	76,094
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		275	292,188

				5,026,138

Multi-National — 0.1%
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17		1,966	1,965,994

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		130	134,875
5.500%	12/01/24		642	694,362

				829,237

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas — 1.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24			142	$143,065
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22			115	115,251
5.625%	06/01/23			60	60,749
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22			354	353,999
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21			720	713,622
2.237%	05/10/19			500	503,849
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22			185	117,013
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24			289	294,058
Gtd. Notes, 144A
6.125%	10/01/24			91	92,593
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23			290	287,689
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.500%	04/15/23			102	98,175
8.250%	07/15/25			90	92,025
Chesapeake Energy Corp.,
Gtd. Notes
6.875%	11/15/20			277	276,999
Gtd. Notes, 144A
8.000%	01/15/25	(a)		96	95,039
8.000%	06/15/27	(a)		122	119,865
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24			273	286,171
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)		151	138,259
4.900%	06/01/44	(a)		349	291,415
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25			236	235,999
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21			228	234,269
7.750%	02/15/23			225	237,375
DEA Finance SA (Luxembourg),
Gtd. Notes
7.500%	10/15/22		EUR	100	122,519
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23			88	46,640
5.500%	05/01/22	(a)		276	154,560
Sec’d. Notes, 144A
9.000%	05/15/21			458	436,245

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.,
Gtd. Notes, 144A
5.375%	05/31/25		249	$252,735
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23		85	84,575
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	179	137,830
5.200%	03/15/25		45	36,563
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		401	316,289
Sr. Sec’d. Notes, 144A
8.000%	11/29/24		300	299,250
Extraction Oil & Gas, Inc./Extraction Finance Corp.,
Gtd. Notes, 144A
7.875%	07/15/21		419	430,523
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23		520	526,147
4.114%	03/01/46		275	290,098
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		512	505,600
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23		125	125,313
Gtd. Notes, 144A
6.000%	10/15/24		112	108,920
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25	(a)	925	832,500
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		1,200	1,209,154
3.400%	12/15/20		1,100	1,131,517
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		858	890,175
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	(a)	394	304,365
7.000%	03/31/24		446	346,765
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	879	799,890
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.700%	12/01/22	(a)	151	145,791
6.125%	12/01/42		82	77,285
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		135	140,738
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
4.625%	03/01/21		16	13,080
7.750%	01/15/24	(a)	285	225,506
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes
7.500%	03/15/19			165	$165,413
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21			97	94,090
6.875%	03/15/22			60	58,200
6.875%	01/15/23			61	59,018
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25			690	704,697
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	(a)		244	211,060
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25			93	92,768
5.375%	01/15/25			391	393,933
6.250%	06/01/24			93	97,650
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
7.250%	06/15/25			259	249,611
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22			300	309,063
5.500%	01/21/21			100	104,900
5.500%	06/27/44			128	113,152
Gtd. Notes, 144A
5.375%	03/13/22			47	49,479
Gtd. Notes, MTN
4.625%	09/21/23			515	521,180
5.500%	02/04/19			525	548,100
6.750%	09/21/47			255	257,519
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24			163	142,218
6.500%	12/15/21			65	63,619
6.625%	11/15/20			48	46,757
Gtd. Notes, 144A
7.750%	12/15/23			100	99,500
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22			187	179,988
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			66	62,700
Gtd. Notes, 144A
5.000%	03/15/23			215	210,163
5.875%	07/01/22			207	210,105
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%(c)	03/25/75		EUR	100	117,339
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20			312	310,440
Gtd. Notes, 144A
8.500%	05/01/20			170	169,150
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22			85	78,838

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
7.375%	06/15/25	(a)		740	$690,050
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22			338	350,675
Gtd. Notes, 144A
5.250%	01/15/25			183	183,229
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)		1,444	1,155,200
7.750%	06/15/21			5	4,525
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	06/30/23			768	800,640
Shell International Finance BV (Netherlands),
Gtd. Notes
1.875%	05/10/21			800	790,190
2.125%	05/11/20			350	351,916
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	(a)		794	716,585
6.500%	11/15/21	(a)		175	170,188
6.750%	09/15/26			86	82,102
Southwestern Energy Co.,
Sr. Unsec’d. Notes
5.800%	01/23/20	(a)		1,142	1,166,268
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18			500	501,670
2.750%	11/10/21			1,035	1,049,972
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19			500	504,245
TOTAL SA (France),
Jr. Sub. Notes, EMTN
3.875%(c)	12/29/49		EUR	100	123,117
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22	(a)		318	294,945
6.000%	03/15/18			141	144,173
6.800%	03/15/38	(a)		214	156,220
Gtd. Notes, 144A
9.000%	07/15/23			753	781,238
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
6.250%	04/15/22			200	182,250
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19			677	672,769
5.750%	03/15/21			15	14,100
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24			205	194,750
6.000%	01/15/22			275	272,250
7.500%	08/01/20			90	94,500
8.250%	08/01/23			210	227,850

					32,174,319

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas Services — 0.1%
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22			450	$348,750
SESI LLC,
Gtd. Notes
6.375%	05/01/19			110	108,625
7.125%	12/15/21			100	95,250
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25			474	450,300
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37			155	132,525
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42			259	202,020
6.500%	08/01/36			170	144,500
7.000%	03/15/38	(a)		217	185,535
7.750%	06/15/21			318	319,590
8.250%	06/15/23			80	80,000
Gtd. Notes, 144A
9.875%	02/15/24			178	186,010

					2,253,105

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes
4.750%	07/15/27		GBP	100	130,050
6.750%	05/15/24		EUR	125	159,366
Gtd. Notes, 144A
4.750%	07/15/27		GBP	100	130,050
6.000%	06/30/21			425	439,875
6.000%	02/15/25			356	373,799
7.250%	05/15/24			2,097	2,293,594
Sr. Sec’d. Notes
2.750%	03/15/24		EUR	125	145,482
4.250%	01/15/22		EUR	81	94,196
Sr. Sec’d. Notes, 144A
4.625%	05/15/23			331	339,139
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24			680	694,449
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25			35	36,400
Horizon Holdings I SAS (France),
Gtd. Notes
7.250%	08/01/23		EUR	100	120,973
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, PIK
8.250%	02/15/22		EUR	100	119,355
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, PIK
8.250%	12/01/22		EUR	100	125,023
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24			622	667,229

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Sr. Sec’d. Notes
5.750%	10/15/20		859	$879,049
Sr. Sec’d. Notes, 144A
4.658%(c)	07/15/21		642	652,433
5.125%	07/15/23		345	358,369
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	79,350
Gtd. Notes, MTN
4.500%	09/15/23	EUR	106	135,875
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	116,644
Verallia Packaging SASU (France),
Sr. Sec’d. Notes
5.125%	08/01/22	EUR	175	210,770

				8,301,470

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	323,710
Allergan Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	893,716
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,349,684
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	350,667
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		380	383,735
3.950%	05/15/47		200	206,507
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		235	197,518
6.000%	02/01/25		200	163,000
Sr. Sec’d. Notes, 144A
5.875%	10/15/24		205	211,150
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		96	91,920
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24		493	534,905
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23		250	247,470
2.950%	03/03/27		3,885	3,931,449
3.700%	03/01/46		545	559,880
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		606	643,875
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27		1,300	1,316,381
4.400%	05/06/44		575	637,958

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		400	$598,377
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		1,700	1,692,107
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18		525	523,764
1.700%	07/19/19		230	227,942
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		352	317,680
5.875%	05/15/23		162	138,915
6.125%	04/15/25	(a)	536	453,590
6.375%	10/15/20	(a)	1,123	1,087,906
6.750%	08/15/21		283	268,850
7.000%	10/01/20		1,083	1,065,401
7.500%	07/15/21		265	256,719
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		370	388,038
7.000%	03/15/24		581	610,776
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24		95	109,250
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		245	253,374

				20,036,214

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24		75	76,688
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	804,267
4.150%	07/01/23		182	186,911
4.350%	10/15/24		600	618,002
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		635	677,069
7.000%	06/30/24		585	650,813
Sr. Sec’d. Notes, 144A
5.125%	06/30/27		744	762,599
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		45	45,675
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21		180	183,600
6.450%	11/03/36		238	251,090
6.750%	09/15/37		306	328,950
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24		400	396,674
4.400%	03/15/27		700	702,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	(a)	377	$390,195
5.875%	01/15/24		761	806,660
7.500%	10/15/20		352	393,360
Energy Transfer LP,
Sr. Unsec’d. Notes
9.000%	04/15/19		71	78,957
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		40	39,900
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	142,432
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26		600	661,684
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.119%	12/15/17		804	819,075
7.768%	12/15/37	(a)	680	809,200
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		500	570,200
ONEOK, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/35		45	48,434
7.500%	09/01/23	(a)	417	497,273
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20		135	143,438
6.000%	01/15/19		135	140,738
6.850%	07/15/18		45	46,856
6.875%	04/15/40		626	682,340
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		200	222,321
5.875%	06/30/26		1,500	1,676,463
Sr. Sec’d. Notes, 144A
4.200%	03/15/28		170	171,753
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		263	266,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		278	271,398
5.250%	05/01/23		19	19,475
Gtd. Notes, 144A
5.125%	02/01/25		105	108,150
5.375%	02/01/27		20	20,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		53	55,120
6.250%	10/15/22		542	575,875
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.650%	07/01/26		200	204,727

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44	(a)		1,104	$1,139,880
Williams Partners LP,
Sr. Unsec’d. Notes
3.750%	06/15/27			900	890,842
3.900%	01/15/25			400	404,394
4.000%	09/15/25			180	183,313
4.300%	03/04/24			800	832,139
5.100%	09/15/45			200	207,200

					19,205,639

Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	(a)		725	732,250
6.250%	02/01/22			144	150,120
6.750%	02/01/24	(a)		395	411,827

					1,294,197

Real Estate — 0.1%
ADLER Real Estate AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.750%	04/08/20		EUR	100	119,460
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25			193	197,343
Realogy Group LLC/Realogy Co.-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	(a)		912	918,840
5.250%	12/01/21			278	291,344
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18			235	238,525

					1,765,512

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20			600	604,120
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22			720	702,052
2.800%	06/01/20			1,200	1,216,307
3.375%	10/15/26	(a)		900	880,552
3.400%	02/15/19			325	331,791
3.450%	09/15/21	(a)		400	412,497
3.500%	01/31/23			800	820,466
5.050%	09/01/20			200	215,431
5.900%	11/01/21			200	225,331
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			750	788,459
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21			195	191,842
5.250%	01/15/23			1,200	1,333,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24	385	$396,549
5.375%	03/15/27	25	26,031
Equinix, Inc.,
Sr. Unsec’d. Notes
5.875%	01/15/26	331	360,893
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	76	78,755
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	373	374,865
5.875%	10/15/24	255	263,288
6.000%	04/15/26	122	126,575
iStar, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/22	109	111,725
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	987	993,169
5.625%	05/01/24	887	966,830
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/01/24	266	270,655
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/21	284	295,360
Uniti Group, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	831	855,929
Gtd. Notes, 144A
7.125%	12/15/24	87	86,375
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	18	18,731
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24	185	183,381
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19	295	297,438
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17	300	301,090

			13,729,494

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	436	451,805
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	714	709,495
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24	345	351,038
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/21	840	837,807

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18			1,700	$1,755,242
Burger King France SAS (France),
Sr. Sec’d. Notes
5.250%(c)	05/01/23		EUR	100	118,200
6.000%	05/01/24		EUR	100	121,354
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18			500	503,091
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23			739	779,867
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	(a)		590	588,342
5.875%	12/16/36			200	260,531
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36			72	51,750
7.400%	04/01/37			50	37,875
8.125%	10/01/19			51	55,718
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27			162	165,443
5.250%	06/01/26			286	301,015
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35			473	456,445
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18			195	196,097
2.625%	01/15/22			800	804,785
2.750%	12/09/20			115	117,085
3.250%	06/10/24			800	819,329
3.500%	03/01/27			900	914,844
4.450%	03/01/47			400	420,755
4.875%	12/09/45			515	574,155
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21			260	143,650
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21			200	215,681
4.875%	01/14/21			400	430,179
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26			167	166,165
5.750%	10/01/22			167	172,428
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			165	159,019
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24		GBP	31	41,967
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes
5.836%(c)	10/15/27		GBP	136	176,691

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21			10	$10,270
Gtd. Notes, 144A
6.125%	04/01/23	(a)		114	111,934
Sr. Unsec’d. Notes
7.700%	02/15/27			558	563,580
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	03/15/22		GBP	100	132,774
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sec’d. Notes
6.464%	03/30/32		GBP	100	127,395
Sr. Sec’d. Notes
5.659%	06/30/27		GBP	157	229,666
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19			100	104,722
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17			805	805,502
2.700%	11/18/19			1,100	1,117,281

					16,100,972

Semiconductors — 0.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24			61	64,584
7.500%	08/15/22			99	109,889
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23			370	373,947
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20			345	350,942
3.300%	04/01/27			400	406,501
4.350%	04/01/47			400	424,563
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
2.375%	01/15/20			1,400	1,402,034
3.000%	01/15/22			1,400	1,412,513
3.625%	01/15/24			600	613,799
3.875%	01/15/27			1,100	1,129,589
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20			505	513,528
2.875%	05/11/24			1,400	1,405,303
3.150%	05/11/27			600	602,051
3.300%	10/01/21			200	209,129
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19			170	174,789
4.650%	11/01/24			613	662,017
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18			250	252,034
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25			11	11,605

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (continued)
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	403	$418,516
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	26	29,770
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	870	862,631
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	572	600,783
4.625%	06/15/22	415	446,125
4.625%	06/01/23	202	217,908
5.750%	03/15/23	223	234,708
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22	200	208,250
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	644,594
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	320	334,656
5.625%	11/01/24	140	150,150
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	218,000

			14,484,908

Software — 0.8%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21	130	129,153
3.400%	09/15/26	100	100,166
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	995	978,472
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	1,858	1,923,625
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	452,898
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	288	293,759
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	823	878,553
Sec’d. Notes, 144A
5.750%	01/15/24	2,316	2,405,745
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	700	727,162
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC,
Gtd. Notes, 144A
10.000%	11/30/24	215	241,606

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Software (continued)
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21			337	$347,110
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22			1,454	1,504,890
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23			190	193,386
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23			1,025	998,840
3.300%	02/06/27			500	515,036
3.450%	08/08/36			700	700,436
Nuance Communications, Inc.,
Gtd. Notes
6.000%	07/01/24			220	234,300
Gtd. Notes, 144A
5.375%	08/15/20			42	42,683
5.625%	12/15/26			299	319,183
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36			200	206,752
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24			139	150,468
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.250%	03/15/25		EUR	100	116,087
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)		594	632,610
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24			460	478,400
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24			1,243	1,427,896
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23			392	407,680
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23			706	752,038
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes
7.500%	02/01/23			EUR 100	122,639
Sr. Sec’d. Notes, 144A
7.500%	02/01/23			200	215,000
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24			1,006	1,099,055

					18,595,628

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24			777	806,138

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18			1,600	$1,611,066
2.450%	06/30/20			215	216,104
3.200%	03/01/22			650	657,929
4.500%	03/09/48			593	554,855
4.750%	05/15/46			905	887,447
5.150%	03/15/42			600	612,716
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21			844	911,519
6.750%	12/01/23			268	288,604
7.500%	04/01/24			198	216,809
7.600%	09/15/39			63	58,589
7.650%	03/15/42			399	370,571
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24			557	582,176
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.450%	06/15/20			1,100	1,117,653
Columbus Cable Barbados Ltd. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21			500	530,625
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			411	409,973
6.000%	06/15/25			3	3,203
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			280	291,463
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22			250	248,749
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			369	321,510
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			785	752,619
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes
4.500%	05/31/22		EUR	100	119,358
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	(a)		301	268,643
6.875%	01/15/25	(a)		1,211	953,663
7.125%	03/15/19			512	533,759
7.125%	01/15/23			19	15,818
7.625%	04/15/24			236	194,405
8.125%	10/01/18			321	339,056
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24			140	149,800
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26			53	56,975
7.625%	06/15/21			118	134,078

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Sec’d. Notes
5.250%	08/01/26			630	$658,350
Impera Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK
5.375%	09/15/22		EUR	117	138,476
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			196	198,940
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23			446	369,065
7.250%	04/01/19			411	411,103
7.250%	10/15/20			449	424,305
Sr. Unsec’d. Notes, 144A
9.750%	07/15/25			395	394,506
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23			414	429,782
5.250%	03/15/26			1,029	1,067,701
5.375%	08/15/22			395	406,850
5.375%	01/15/24			38	39,663
5.375%	05/01/25			190	199,975
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.875%	05/01/22		EUR	116	135,920
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22			112	112,851
4.375%	06/12/27			157	159,846
6.625%	05/15/39			481	553,751
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20		EUR	100	118,505
SoftBank Group Corp. (Japan),
Gtd. Notes
4.750%	07/30/25		EUR	153	201,154
Gtd. Notes, 144A
4.500%	04/15/20			365	379,450
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)		1,534	1,705,148
6.900%	05/01/19			275	293,549
8.750%	03/15/32			416	524,160
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			52	57,087
9.000%	11/15/18			583	632,736
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24			2,290	2,547,625
7.250%	09/15/21			416	462,280
7.875%	09/15/23			1,260	1,449,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset-Backed, 144A
3.360%	09/20/21			800	807,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34			941	994,976

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
6.375%	11/15/33			169	$182,520
7.200%	07/18/36			51	59,128
7.721%	06/04/38			26	31,460
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33		EUR	85	134,550
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24			200	214,500
Sr. Unsec’d. Notes, EMTN
5.875%	05/19/23		GBP	150	225,191
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%(c)	12/29/49		EUR	100	119,069
4.200%(c)	12/29/49		EUR	200	242,878
5.000%(c)	03/31/49		EUR	100	123,678
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24			516	579,210
T-Mobile USA, Inc.,
Gtd. Notes
4.000%	04/15/22	(a)		240	249,768
5.125%	04/15/25			244	256,200
5.375%	04/15/27			146	156,585
6.000%	03/01/23			201	212,744
6.500%	01/15/24			522	561,150
6.836%	04/28/23			75	80,063
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand),
Sr. Sec’d. Notes, 144A
8.875%	05/01/22			127	132,239
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21			565	572,482
3.125%	03/16/22			1,200	1,217,711
4.600%	04/01/21			400	428,973
5.050%	03/15/34			500	529,333
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22			828	833,753
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17			800	799,208
Wind Acquisition Finance SA (Italy),
Sec’d. Notes
7.000%	04/23/21		EUR	100	118,830
Sec’d. Notes, 144A
7.375%	04/23/21			1,000	1,040,000
Sr. Sec’d. Notes
4.000%	07/15/20		EUR	220	253,912
Sr. Sec’d. Notes, 144A
6.500%	04/30/20			200	207,000
Xplornet Communications, Inc. (Canada),
Sr. Unsec’d. Notes, 144A, PIK
9.625%	06/01/22			108	112,320

					38,957,944

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Textiles — 0.0%
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21			69	$71,329

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42			300	322,250
CMA CGM SA (France),
Sr. Unsec’d. Notes
7.750%	01/15/21		EUR	100	118,927
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19			405	415,287
XPO Logistics, Inc.,
Gtd. Notes
5.750%	06/15/21		EUR	100	118,852
Gtd. Notes, 144A
6.125%	09/01/23			169	175,971
6.500%	06/15/22	(a)		619	649,950

					1,801,237

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22			291	304,188

TOTAL CORPORATE BONDS (cost $567,618,473)					580,250,060

FOREIGN GOVERNMENT BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			332	344,615
4.500%	01/28/26	(a)		800	851,999
5.625%	02/26/44			350	382,549
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19			1,100	1,104,956
4.000%	01/29/21			100	104,906
French Republic Government Bond OAT (France),
Unsec’d. Notes, 144A
2.000%	05/25/48		EUR	100	118,086
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, TIPS
1.650%	04/23/20		EUR	530	637,073
Sr. Unsec’d. Notes, TIPS
1.250%	10/27/20		EUR	165	198,464
Unsec’d. Notes, 144A
2.700%	03/01/47		EUR	140	142,613
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26		JPY	35,200	326,526
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24		JPY	66,400	613,507
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27			200	207,100
4.350%	01/15/47			200	187,840
Sr. Unsec’d. Notes, GMTN

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
3.500%	01/21/21	(a)		475	$494,238
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34			500	637,385
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35		NZD	270	213,273
3.000%	09/20/30		NZD	227	194,235
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27	(a)		509	553,538
Spain Government Bond (Spain),
Bonds, 144A
5.150%	10/31/44		EUR	42	69,685
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds, TIPS
0.125%	11/22/65		GBP	20	59,751
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50			400	407,200

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,698,528)					7,849,539

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49			100	142,961
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34			150	189,576
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39			400	610,391

					942,928

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57			95	116,621

Illinois — 0.0%
Chicago Transit Authority, Revenue Bonds
6.899%	12/01/40			100	127,169
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35			200	214,124

					341,293

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40			400	600,804

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62			200	217,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	$147,999

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	257,582

Texas — 0.0%
Dallas Area Rapid Transit, Revenue Bonds, BABs
5.999%	12/01/44	200	267,471

TOTAL MUNICIPAL BONDS (cost $2,733,894)			2,892,600

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	128	127,327
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	83	86,047
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	24	23,886
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.816%(c)	01/25/24	243	246,137
Series 2014-C03, Class 1M1
2.416%(c)	07/25/24	288	288,191
Series 2014-C03, Class 2M1
2.416%(c)	07/25/24	114	114,476
Series 2015-C03, Class 2M1
2.716%(c)	07/25/25	79	78,829
Series 2015-C04, Class 1M1
2.816%(c)	04/25/28	132	132,356
Series 2015-C04, Class 2M1
2.916%(c)	04/25/28	408	409,383
Series 2016-C03, Class 2M1
3.416%(c)	10/25/28	2,196	2,227,553
Series 2016-C04, Class 1M1
2.666%(c)	01/25/29	3,234	3,274,081
Series 2016-C05, Class 2M1
2.566%(c)	01/25/29	1,581	1,593,847
Series 2016-C07, Class 2M1
2.516%(c)	04/25/29	2,099	2,114,039
Series 2017-C01, Class 1M1
2.516%(c)	07/25/29	1,539	1,555,633
Series 2017-C02, Class 2M1
2.366%(c)	09/25/29	1,188	1,198,641
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
2.666%(c)	11/25/23	1,214	1,219,513
Series 2014-DN2, Class M2
2.866%(c)	04/25/24	739	750,967
Series 2014-DN3, Class M2
3.616%(c)	08/25/24	187	187,848
Series 2014-HQ1, Class M2

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.716%(c)	08/25/24	643	$652,253
Series 2014-HQ2, Class M1
2.666%(c)	09/25/24	61	61,210
Series 2014-HQ3, Class M2
3.866%(c)	10/25/24	436	438,913
Series 2015-DN1, Class M2
3.616%(c)	01/25/25	520	522,033
Series 2015-DN1, Class M3
5.366%(c)	01/25/25	1,560	1,692,209
Series 2015-HQ1, Class M3
5.016%(c)	03/25/25	580	630,679
Series 2015-HQA1, Class M2
3.866%(c)	03/25/28	1,703	1,746,090
Series 2016-DNA4, Class M1
2.016%(c)	03/25/29	1,874	1,877,432
Series 2016-HQA1, Class M1
2.966%(c)	09/25/28	1,110	1,116,209
Series 2017-DNA1, Class M1
2.416%(c)	07/25/29	855	866,104

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,027,347)			25,231,886

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29	780	541,797
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28	250	181,561
Federal Farm Credit Banks
2.000%	04/04/22	447	447,186
Federal Home Loan Banks
3.375%	12/08/23	500	533,567
4.000%	09/01/28	245	270,348
5.000%	09/28/29	500	603,474
5.375%	08/15/24	750	904,001
Federal Home Loan Mortgage Corp.
1.729%(c)	06/01/43	31	32,013
2.459%(c)	05/01/43	44	44,086
2.514%(c)	08/01/43	17	16,769
3.000%	03/01/27	133	137,056
3.000%	05/01/27	53	54,312
3.000%	11/01/27	333	341,837
3.000%	04/01/29	310	319,392
3.000%	02/01/31	362	372,536
3.000%	05/01/31	83	84,799
3.000%	06/01/31	46	47,771
3.000%	05/01/33	119	122,232
3.000%	05/01/33	54	55,711
3.000%	05/01/33	24	24,297
3.000%	12/01/46	94	94,428
3.000%	12/01/46	79	78,694
3.000%	02/01/47	57	56,864
3.000%	TBA	7,697	7,680,134
3.000%	TBA	115	118,091
3.162%(c)	08/01/41	109	115,062
3.500%	03/01/32	110	115,194
3.500%	04/01/32	264	275,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/01/35	148	$154,457
3.500%	10/01/42	125	128,662
3.500%	06/01/43	443	458,140
3.500%	07/01/43	193	199,915
3.500%	08/01/45	4,212	4,336,722
3.500%	12/01/45	110	113,169
3.500%	01/01/46	21	21,445
3.500%	03/01/46	79	81,717
3.500%	03/01/46	67	68,814
3.500%	05/01/46	113	116,421
3.500%	05/01/46	63	65,182
3.500%	07/01/46	233	239,277
3.500%	07/01/46	34	34,968
3.500%	07/01/46	26	26,865
3.500%	08/01/46	230	236,621
3.500%	08/01/46	219	224,826
3.500%	08/01/46	42	43,590
3.500%	09/01/46	342	352,048
3.500%	09/01/46	56	57,568
3.500%	11/01/46	1,006	1,034,047
3.500%	11/01/46	77	79,493
3.500%	11/01/46	68	69,696
3.500%	12/01/46	333	342,107
3.500%	01/01/47	582	598,879
3.500%	02/01/47	781	802,560
3.500%	03/01/47	221	227,683
3.500%	04/01/47	48	49,063
3.500%	05/01/47	183	187,991
3.500%	TBA	1,599	1,642,680
4.000%	06/01/44	815	862,857
4.000%	07/01/45	140	147,219
4.000%	03/01/46	163	171,181
4.000%	05/01/46	321	338,085
4.000%	02/01/47	904	951,649
4.000%	03/01/47	2,616	2,753,827
4.000%	06/01/47	2,766	2,911,756
4.000%	07/01/47	380	399,953
4.000%	TBA	259	272,496
4.000%	TBA	150	155,203
4.500%	06/01/38	229	246,103
4.500%	07/01/39	498	534,998
4.500%	09/01/39	22	23,748
4.500%	10/01/39	101	108,728
4.500%	01/01/40	169	183,162
4.500%	02/01/40	23	24,590
4.500%	04/01/40	44	48,206
4.500%	07/01/41	30	32,748
4.500%	08/01/41	29	31,700
4.500%	10/01/41	775	839,969
4.500%	01/01/42	44	47,472
4.500%	05/01/42	48	51,278
4.500%	01/01/45	54	57,893
4.500%	09/01/46	44	48,369
4.500%	03/01/47	46	48,906
4.500%	05/01/47	564	604,300
4.500%	06/01/47	1,113	1,192,847
4.500%	TBA	562	602,050
4.500%	TBA	1,000	1,020,938

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	01/01/37	38	$41,277
5.000%	02/01/37	36	38,838
5.000%	03/01/38	252	275,109
5.000%	TBA	575	624,553
5.000%	TBA	400	409,562
5.500%	06/01/35	148	165,457
5.500%	08/01/38	158	175,541
5.500%	TBA	1,900	2,095,516
6.000%	09/01/36	161	182,686
Federal National Mortgage Assoc.
1.000%	09/27/17	34	33,991
1.885%(c)	04/01/43	73	75,177
1.904%(c)	05/01/43	255	261,483
2.045%(c)	06/01/43	149	151,234
2.160%(s)	10/09/19	8,700	8,345,710
2.462%(c)	08/01/42	168	172,689
3.000%	01/01/27	169	173,985
3.000%	08/01/27	55	56,192
3.000%	09/01/27	330	339,966
3.000%	09/01/27	35	36,262
3.000%	11/01/27	75	77,216
3.000%	11/01/27	59	60,690
3.000%	11/01/27	45	45,903
3.000%	11/01/27	38	38,663
3.000%	11/01/27	33	34,378
3.000%	11/01/27	29	29,837
3.000%	12/01/27	35	35,837
3.000%	02/01/31	1,017	1,044,786
3.000%	02/01/31	490	503,671
3.000%	02/01/31	20	20,355
3.000%	03/01/31	418	429,616
3.000%	05/01/33	95	97,125
3.000%	05/01/33	56	57,203
3.000%	05/01/33	35	35,613
3.000%	08/01/33	641	656,481
3.000%	10/01/46	59	59,539
3.000%	12/01/46	1,024	1,023,036
3.000%	12/01/46	88	88,221
3.000%	01/01/47	214	214,795
3.000%	01/01/47	152	151,822
3.028%(c)	08/01/41	160	168,654
3.500%	11/01/30	25	25,552
3.500%	05/01/32	86	90,125
3.500%	06/01/32	189	197,572
3.500%	08/01/32	54	56,520
3.500%	09/01/32	488	509,243
3.500%	06/01/35	145	150,684
3.500%	06/01/35	84	87,687
3.500%	06/01/42	531	548,148
3.500%	09/01/42	427	440,386
3.500%	11/01/42	191	197,421
3.500%	11/01/42	37	38,149
3.500%	01/01/43	6,488	6,698,308
3.500%	05/01/43	569	586,475
3.500%	03/01/45	64	65,833
3.500%	07/01/45	137	141,790
3.500%	08/01/45	158	162,506

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/45	92	$95,052
3.500%	09/01/45	835	859,872
3.500%	10/01/45	31	31,629
3.500%	11/01/45	490	504,015
3.500%	12/01/45	228	234,110
3.500%	02/01/46	232	238,286
3.500%	02/01/46	84	86,162
3.500%	03/01/46	885	909,372
3.500%	03/01/46	95	97,750
3.500%	04/01/46	33	34,457
3.500%	05/01/46	279	286,980
3.500%	06/01/46	112	114,636
3.500%	07/01/46	308	317,431
3.500%	07/01/46	70	71,591
3.500%	08/01/46	95	97,201
3.500%	09/01/46	219	225,966
3.500%	10/01/46	198	203,630
3.500%	12/01/46	49	50,286
3.500%	12/01/46	24	24,847
3.500%	01/01/47	796	818,528
3.500%	01/01/47	185	190,478
3.500%	01/01/47	166	170,262
3.500%	02/01/47	714	733,346
3.500%	04/01/47	165	169,241
3.500%	05/01/47	84	86,670
3.500%	05/01/47	75	76,937
3.500%	06/01/47	194	199,114
3.500%	06/01/47	93	96,499
3.500%	06/01/47	25	25,615
3.500%	07/01/47	200	205,540
3.500%	TBA	9,366	9,619,747
4.000%	05/01/26	338	357,864
4.000%	02/01/31	243	257,701
4.000%	09/01/41	21	21,858
4.000%	09/01/42	2,230	2,378,725
4.000%	09/01/42	15	16,357
4.000%	09/01/43	186	197,028
4.000%	05/01/44	215	229,286
4.000%	10/01/44	642	677,336
4.000%	03/01/45	208	221,466
4.000%	07/01/45	620	652,135
4.000%	09/01/45	77	81,648
4.000%	09/01/45	37	39,203
4.000%	11/01/45	441	463,663
4.000%	01/01/46	1,289	1,356,001
4.000%	02/01/46	112	117,476
4.000%	03/01/46	1,126	1,184,640
4.000%	03/01/46	1,087	1,143,597
4.000%	05/01/46	938	986,099
4.000%	07/01/46	75	78,542
4.000%	08/01/46	971	1,021,646
4.000%	08/01/46	861	909,210
4.000%	08/01/46	582	612,371
4.000%	08/01/46	120	126,667
4.000%	10/01/46	169	177,721
4.000%	11/01/46	920	967,987
4.000%	11/01/46	127	135,472
4.000%	11/01/46	95	101,824

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/47	563	$592,132
4.000%	03/01/47	1,442	1,516,704
4.000%	03/01/47	38	40,040
4.000%	05/01/47	7,675	8,071,739
4.000%	05/01/47	214	226,111
4.000%	TBA	17,429	18,321,865
4.000%	TBA	100	103,438
4.500%	TBA	5,373	5,756,044
4.500%	01/01/42	557	602,018
4.500%	01/01/42	276	298,408
4.500%	09/01/42	956	1,031,151
4.500%	06/01/44	368	398,318
4.500%	06/01/44	288	309,027
4.500%	02/01/45	1,144	1,243,774
4.500%	08/01/45	1,413	1,536,854
4.500%	11/01/45	74	79,146
4.500%	12/01/45	54	58,382
4.500%	01/01/46	80	85,782
4.500%	02/01/46	3,055	3,299,918
4.500%	02/01/46	44	47,007
4.500%	03/01/46	84	90,556
4.500%	04/01/46	2	2,264
4.500%	05/01/46	3	3,002
4.500%	07/01/46	61	65,423
4.500%	07/01/46	8	9,017
4.500%	08/01/46	655	702,824
4.500%	08/01/46	96	103,764
4.500%	08/01/46	10	10,459
4.500%	09/01/46	48	51,806
4.500%	10/01/46	528	566,534
4.500%	10/01/46	350	374,963
4.500%	01/01/47	299	320,284
4.500%	01/01/47	99	107,098
4.500%	01/01/47	60	65,128
4.500%	01/01/47	50	53,563
4.500%	02/01/47	85	91,153
4.500%	02/01/47	55	59,406
4.500%	03/01/47	88	93,868
4.500%	04/01/47	2,279	2,445,554
4.500%	06/01/47	1,755	1,885,391
4.500%	TBA	28,891	30,991,547
5.000%	06/01/39	82	90,099
5.000%	12/01/39	155	168,822
5.000%	01/01/40	4	4,263
5.000%	04/01/40	362	395,874
5.000%	05/01/40	28	30,542
5.000%	06/01/40	20	21,969
5.000%	06/01/40	6	6,380
5.000%	06/01/40	5	5,394
5.000%	07/01/40	23	25,518
5.000%	07/01/40	4	4,886
5.000%	08/01/40	66	72,301
5.000%	09/01/40	11	11,817
5.000%	10/01/40	34	37,779
5.000%	02/01/41	290	317,829
5.000%	05/01/41	879	961,239
5.000%	05/01/41	321	351,003
5.000%	TBA	12,190	13,315,651

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	TBA	400	$408,938
5.500%	04/01/36	104	116,021
5.500%	05/01/36	58	65,270
5.500%	09/01/36	186	207,954
5.500%	08/01/37	135	150,691
5.500%	TBA	500	553,906
6.000%	03/01/34	1,824	2,083,014
6.320%	12/20/27	251	328,795
Financing Corp., Debs.
1.736%(s)	11/02/18	2,000	1,960,172
Government National Mortgage Assoc.
3.000%	TBA	400	404,179
3.500%	12/20/42	748	777,626
3.500%	12/20/42	181	188,849
3.500%	03/15/43	209	218,296
3.500%	03/15/43	41	42,426
3.500%	05/15/43	161	166,950
3.500%	06/20/43	408	424,079
3.500%	10/20/46	688	713,299
3.500%	11/20/46	1,738	1,802,068
3.500%	12/20/46	541	561,405
3.500%	02/20/47	3,323	3,445,415
3.500%	04/20/47	1,310	1,358,063
3.500%	04/20/47	162	168,212
3.500%	TBA	6,246	6,469,489
3.500%	TBA	800	828,656
4.000%	12/15/40	108	113,790
4.000%	02/20/47	1,649	1,737,230
4.000%	03/20/47	1,135	1,195,856
4.000%	04/20/47	2,647	2,793,137
4.000%	05/20/47	646	681,673
4.000%	TBA	2,875	3,024,737
4.000%	TBA	1,650	1,735,851
4.500%	08/15/39	775	833,258
4.500%	01/20/41	472	507,239
4.500%	03/20/41	72	77,483
4.500%	04/20/41	200	215,152
4.500%	09/20/43	76	81,061
4.500%	08/20/46	103	109,364
4.500%	09/20/46	96	102,038
4.500%	10/20/46	74	78,801
4.500%	11/20/46	36	38,224
4.500%	01/20/47	70	74,097
4.500%	04/20/47	334	355,896
4.500%	05/20/47	499	531,156
4.500%	06/20/47	695	739,511
4.500%	TBA	484	514,401
4.500%	TBA	1,000	1,071,445
5.000%	10/20/39	378	410,441
5.000%	TBA	1,000	1,072,188
5.000%	TBA	2,000	2,179,375
5.500%	07/20/40	701	764,169
6.000%	09/20/38	147	163,858
6.000%	10/20/38	187	214,170
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500	571,919

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $243,671,280)			243,253,702

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
6.250%	05/15/30		—	(r)	$143
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		2,268		2,371,595
0.125%	04/15/21		595		612,873
0.125%	01/15/22		1,456		1,570,721
0.125%	04/15/22		3,530		3,531,985
0.125%	07/15/22		895		950,359
0.125%	01/15/23		2,051		2,152,679
0.125%	07/15/24		1,495		1,512,118
0.125%	07/15/26		1,475		1,451,220
0.250%	01/15/25		1,810		1,835,244
0.375%	07/15/23		1,980		2,093,644
0.375%	07/15/25		1,355		1,386,536
0.375%	01/15/27		1,210		1,202,851
0.625%	07/15/21		1,037		1,152,471
0.625%	01/15/24		2,301		2,445,496
0.625%	01/15/26		855		885,352
0.625%	02/15/43		810		792,400
0.750%	02/15/42		1,018		1,047,930
0.750%	02/15/45		1,005		978,608
0.875%	02/15/47		875		860,061
1.000%	02/15/46		860		886,629
1.125%	01/15/21		1,805		2,094,921
1.250%	07/15/20		1,760		2,057,021
1.375%	01/15/20		62		72,655
1.375%	02/15/44		650		741,771
1.750%	01/15/28		825		1,073,195
2.000%	01/15/26	(k)	705		973,221
2.125%	02/15/40		624		878,181
2.125%	02/15/41		629		877,534
2.375%	01/15/25		700		1,034,388
2.375%	01/15/27		785		1,104,940
2.500%	01/15/29		950		1,300,700
3.375%	04/15/32		45		85,159
3.625%	04/15/28	(k)	720		1,421,841
3.875%	04/15/29	(k)	665		1,342,723
U.S. Treasury Notes
2.000%	08/15/25		650		638,955
U.S. Treasury Strips Coupon
2.045%(s)	05/15/25	(k)	3,420		2,857,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,516,325)					48,276,104

TOTAL LONG-TERM INVESTMENTS (cost $1,713,539,849)					1,782,612,436

			Shares
SHORT-TERM INVESTMENTS — 30.8%
AFFILIATED MUTUAL FUNDS — 30.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) .			680,870,499		680,870,499

AFFILIATED MUTUAL FUNDS (continued)		Shares		Value
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $56,689,322; includes $56,630,430 of cash collateral for securities on loan)(b)(w)			56,678,494	$56,684,162

TOTAL AFFILIATED MUTUAL FUNDS (cost $737,559,821)				737,554,661

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $126.50			29	4,531
expiring 07/21/17, Strike Price $127.00			44	4,125
Currency Option British Pound vs United States Dollar,
expiring 08/01/17, Strike Price 1.34	Deutsche Bank AG	GBP	740	1,351
Currency Option United States Dollar vs Japanese Yen,
expiring 07/07/17, Strike Price 115.00	Deutsche Bank AG		965	123
Currency Option United States Dollar vs Mexican Peso,
expiring 09/21/17, Strike Price 19.00	Deutsche Bank AG		955	10,606

				20,736

Put Options — 0.0%
Currency Option British Pound vs United States Dollar,
expiring 08/01/17, Strike Price 1.25	Goldman Sachs & Co.	GBP	740	508
Interest Rate Swaptions,
Pay a fixed rate of 1.10%and receive a floating rate based on 3 Month LIBOR, expiring 06/29/22	Deutsche Bank AG		JPY 145,275	19,969
Pay a fixed rate of 2.68%and receive a floating rate based on 3 Month LIBOR, expiring 01/12/21	Deutsche Bank AG		150	15,091
Pay a fixed rate of 3.04%and receive a floating rate based on 3 Month LIBOR, expiring 06/17/19	Deutsche Bank AG		315	13,973

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 3.25%and receive a floating rate based on 3 Month LIBOR, expiring 01/05/22	Deutsche Bank AG	1,300	$22,885
Pay a fixed rate of 3.54%and receive a floating rate based on 3 Month LIBOR, expiring 06/17/19	Deutsche Bank AG	315	6,497

			78,923

TOTAL OPTIONS PURCHASED (cost $154,094)			99,659

TOTAL SHORT-TERM INVESTMENTS (cost $737,713,915)			737,654,320

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.2% (cost $2,451,253,764)			2,520,266,756

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SECURITIES SOLD SHORT — (0.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA		1,060	$(1,103,974)
Federal National Mortgage Assoc.
3.000%	TBA		1,129	(1,127,586)
3.000%	TBA		5,379	(5,521,098)
3.500%	TBA		1,691	(1,759,433)
Government National Mortgage Assoc.
3.000%	TBA		7,225	(7,297,814)

TOTAL SECURITIES SOLD SHORT (proceeds received $16,925,015)				(16,809,905)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.0)%
Call Options — 0.0%
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.50			29	(1,359)
expiring 07/21/17, Strike Price $128.00			44	(1,375)
Currency Option British Pound vs United States Dollar,
expiring 08/01/17, Strike Price 1.34	Goldman Sachs & Co.	GBP	740	(1,351)
Currency Option United States Dollar vs Japanese Yen,
expiring 07/07/17, Strike Price 117.00	Morgan Stanley		965	(5)
Currency Option United States Dollar vs Mexican Peso,
expiring 09/21/17, Strike Price 20.00	Deutsche Bank AG		955	(3,658)

				(7,748)

Put Options — 0.0%
Interest Rate Swaptions,
Receive a fixed rate of 1.40% and pay afloating rate based on 6 Month GBP LIBOR, expiring 07/10/17	Deutsche Bank AG	GBP	975	(2,919)

TOTAL OPTIONS WRITTEN (premiums received $30,746)				(10,667)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.5% (cost $2,434,298,003)				2,503,446,184
Liabilities in excess of other assets(z) — (4.5)%				(107,528,704)

NET ASSETS — 100.0%				$2,395,917,480

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,627,907 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,447,945; cash collateral of $56,630,430 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $435,733 is 0.0% of net assets. (i) Post-maturity date.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
911	5 Year U.S. Treasury Notes	Sep. 2017	$107,759,235	$107,348,539	$(410,696)
361	10 Year U.S. Treasury Notes	Sep. 2017	45,532,259	45,316,781	(215,478)
98	20 Year U.S. Treasury Bonds	Sep. 2017	15,068,176	15,061,375	(6,801)
2	30 Year Euro Buxl	Sep. 2017	375,951	373,529	(2,422)
71	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	11,581,823	11,777,125	195,302
407	CAC40 10 Euro	Jul. 2017	24,480,475	23,784,356	(696,119)
69	DAX Index	Sep. 2017	25,093,128	24,273,020	(820,108)
1	Euro Schatz. DUA Index	Sep. 2017	127,887	127,750	(137)
607	Mini MSCI EAFE Index	Sep. 2017	57,547,243	57,349,360	(197,883)
1,280	Mini MSCI Emerging Markets Index	Sep. 2017	64,454,400	64,531,200	76,800
793	Nikkei 225 Index	Sep. 2017	141,308,592	141,150,122	(158,470)
41	Russell 2000 Mini Index	Sep. 2017	2,918,145	2,899,315	(18,830)
124	S&P 500 E-Mini Index	Sep. 2017	15,044,723	15,009,579	(35,144)
44	S&P/TSX 60 Index	Sep. 2017	6,104,762	6,034,053	(70,709)

					(2,360,695)

Short Positions:
50	90 Day Euro Dollar	Mar. 2019	12,253,190	12,268,125	(14,935)
412	2 Year U.S.Treasury Notes	Sep. 2017	89,087,190	89,037,063	50,127
2	5 Year Euro-Bobl	Sep. 2017	303,767	300,843	2,924
1,731	5 Year U.S. Treasury Notes	Sep. 2017	204,379,711	203,974,009	405,702
1	10 Year Australian Treasury Bonds	Sep. 2017	781,643	780,180	1,463
7	10 Year Euro-Bund	Sep. 2017	1,305,000	1,294,162	10,838
1	10 Year Japanese Bonds	Sep. 2017	1,338,075	1,334,608	3,467
4	10 Year U.K. Gilt	Sep. 2017	666,728	654,197	12,531
11	10 Year U.S. Treasury Notes	Sep. 2017	1,386,627	1,380,844	5,783

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued):
60	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$8,098,611	$8,088,751	$9,860
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	2,628,964	2,653,999	(25,035)
2	Euro-BTP Italian Government Bond	Sep. 2017	314,458	308,701	5,757
2	Euro-OAT	Sep. 2017	344,094	339,174	4,920
581	S&P 500 E-Mini Index	Sep. 2017	70,696,266	70,327,145	369,121
6	Short-Term Euro-BTP Italian Government Bond	Sep. 2017	770,336	772,186	(1,850)

					840,673

					$ (1,520,022)

Cash and foreign currency of $17,404,968 and securities with a combined market value of $1,681,184 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	UBS AG	AUD	975	$742,271	$748,597	$6,326
British Pound,
Expiring 07/06/17	Barclays Capital Group	GBP	39	50,000	51,014	1,014
Expiring 07/06/17	Deutsche Bank AG	GBP	31	40,000	40,750	750
Expiring 07/06/17	Morgan Stanley	GBP	50	64,973	65,136	163
Canadian Dollar,
	Royal Bank of Scotland Group
Expiring 09/20/17	PLC	CAD	8,178	6,159,488	6,314,568	155,080
Japanese Yen,
Expiring 09/20/17	Bank of New York Mellon	JPY	24,106	218,370	215,110	(3,260)
Swedish Krona,
Expiring 09/20/17	UBS AG	SEK	22,869	2,642,303	2,727,452	85,149
Swiss Franc,
Expiring 09/20/17	JPMorgan Chase	CHF	1,716	1,773,141	1,799,175	26,034

				$11,690,546	$11,961,802	271,256

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Citigroup Global Markets	AUD	2,921	$2,224,420	$2,242,721	$(18,301)
British Pound,
Expiring 07/06/17	Deutsche Bank AG	GBP	2,000	2,572,560	2,605,448	(32,888)
Expiring 07/06/17	Deutsche Bank AG	GBP	140	180,079	182,381	(2,302)
Expiring 07/06/17	Goldman Sachs & Co.	GBP	196	253,583	255,334	(1,751)
Expiring 07/06/17	Goldman Sachs & Co.	GBP	97	123,901	126,364	(2,463)
Expiring 07/06/17	Goldman Sachs & Co.	GBP	56	72,461	73,274	(813)
Expiring 08/03/17	Barclays Capital Group	GBP	2,174	2,822,259	2,834,772	(12,513)
Expiring 08/03/17	Barclays Capital Group	GBP	58	75,295	75,629	(334)
Expiring 08/03/17	State Street Bank	GBP	35	45,505	45,638	(133)
Expiring 09/20/17	UBS AG	GBP	41	52,643	53,538	(895)
Canadian Dollar,
Expiring 07/06/17	Goldman Sachs & Co.	CAD	3,477	2,583,956	2,681,545	(97,589)
Expiring 08/03/17	Westpac Banking Corp.	CAD	3,465	2,669,452	2,673,751	(4,299)
Expiring 09/20/17	UBS AG	CAD	620	468,981	478,728	(9,747)
Euro,
Expiring 07/06/17	Barclays Capital Group	EUR	235	265,210	268,496	(3,286)
Expiring 07/06/17	Deutsche Bank AG	EUR	14,989	16,865,023	17,125,483	(260,460)
Expiring 07/06/17	Deutsche Bank AG	EUR	694	780,861	792,920	(12,059)
Expiring 07/06/17	Goldman Sachs & Co.	EUR	50	56,030	57,127	(1,097)
Expiring 07/06/17	Goldman Sachs & Co.	EUR	42	47,111	47,906	(795)
	Royal Bank of Scotland Group
Expiring 07/06/17	PLC	EUR	10	11,178	11,426	(248)
Expiring 08/03/17	Deutsche Bank AG	EUR	14,567	16,652,004	16,669,127	(17,123)
Expiring 08/03/17	Deutsche Bank AG	EUR	1,026	1,172,853	1,174,059	(1,206)
Expiring 09/20/17	Goldman Sachs & Co.	EUR	1,249	1,405,177	1,432,843	(27,666)

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation(Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
	Royal Bank of Scotland Group
Expiring 09/20/17	PLC	EUR	13,753	$15,410,710	$15,777,688	$(366,978)
Expiring 09/20/17	UBS AG	EUR	298	335,360	341,864	(6,504)
Japanese Yen,
Expiring 07/06/17	Goldman Sachs & Co.	JPY	103,753	937,563	922,708	14,855
Expiring 08/03/17	Barclays Capital Group	JPY	103,534	924,720	921,925	2,795
	Royal Bank of Scotland Group
Expiring 09/20/17	PLC	JPY	347,760	3,157,637	3,103,238	54,399
Expiring 09/20/17	UBS AG	JPY	70,142	636,332	625,913	10,419
New Zealand Dollar,
Expiring 07/06/17	JPMorgan Chase	NZD	545	387,111	399,330	(12,219)
Expiring 08/03/17	Citigroup Global Markets	NZD	542	397,423	396,922	501
Expiring 09/20/17	UBS AG	NZD	80	57,956	58,534	(578)
Norwegian Krone,
Expiring 09/20/17	UBS AG	NOK	3,959	468,587	474,979	(6,392)
Singapore Dollar,
Expiring 09/20/17	UBS AG	SGD	1,273	921,802	925,848	(4,046)
Swedish Krona,
Expiring 09/20/17	JPMorgan Chase	SEK	5,151	594,514	614,330	(19,816)
Swiss Franc,
Expiring 09/20/17	UBS AG	CHF	1,806	1,867,014	1,893,538	(26,524)

				$77,497,271	$78,365,327	(868,056)

						$(596,800)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/20/17	Buy	EUR	21,928	CAD	32,629	$(38,584)	Royal Bank of Scotland Group PLC
09/20/17	Buy	EUR	41,079	JPY	5,069,650	1,886,499	Royal Bank of Scotland Group PLC

						$1,847,915

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000%	190	7.096%	$(7,600)	$(13,146)	$(5,546)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Hellenic Telecommuni- cations Organization S.A.	12/20/21	5.000%	EUR	30	1.858%	$4,700	$ 1,729	$ 2,971	Goldman Sachs & Co.
International Game Technology PLC	06/20/22	5.000%	EUR	30	2.718%	3,709	3,274	435	JPMorgan Chase Credit Suisse
International Game Technology PLC	06/20/22	5.000%	EUR	20	2.718%	2,473	2,068	405	First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (continued)
Standard North American	09/20/17	8.000%	300	0.119%	$6,233	$—	$ 6,233	Deutsche Bank AG

					$17,115	$7,071	$ 10,044

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.iTraxx.XO.27.V1	06/20/22	5.000%	EUR	150	$(15,220)	$(20,017)	$(4,797)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.28.V1	06/20/22	1.000%	47,690	$888,454	$902,812	$14,358

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR 130	05/15/47	1.832%	Eurostat Eurozone	$—	$115	$115
			HICP ex Tobacco(2)

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
EUR	130	06/15/47	1.750%	Eurostat Eurozone HICP ex Tobacco(2)	$—	$(4,276)	$(4,276)
GBP	660	06/15/22	3.370%	U.K. Retail Prices Index(2)	—	(4,024)	(4,024)
GBP	75	06/15/47	3.464%	U.K. Retail Prices Index(2)	—	(665)	(665)
	1,085	07/01/17	2.240%	U.S. CPI Urban Consumers NSA Index(2)	—	—	—
	8,600	01/13/19	2.235%	U.S. CPI Urban Consumers NSA Index(1)	—	(80,741)	(80,741)
	11,585	01/17/19	2.249%	U.S. CPI Urban Consumers NSA Index(1)	—	(117,656)	(117,656)
	9,685	02/01/22	2.260%	U.S. CPI Urban Consumers NSA Index(1)	—	(179,897)	(179,897)
	9,685	02/02/22	2.247%	U.S. CPI Urban Consumers NSA Index(1)	—	(174,058)	(174,058)
	5,830	05/22/22	1.938%	U.S. CPI Urban Consumers NSA Index(1)	—	(6,437)	(6,437)
	5,830	05/22/27	2.100%	U.S. CPI Urban Consumers NSA Index(2)	—	20,263	20,263
	4,270	05/30/47	2.162%	U.S. CPI Urban Consumers NSA Index(2)	—	48,463	48,463

					$—	$(498,913)	$(498,913)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	95	03/15/27	1.470%	Eurostat Eurozone HICP ex Tobacco(1)	$(1,363)	$—	$(1,363)	Deutsche Bank AG
EUR	95	03/15/47	1.970%	Eurostat Eurozone HICP ex Tobacco(2)	5,133	—	5,133	Deutsche Bank AG
GBP	485	02/15/27	3.525%	U.K. Retail Price Index(2)	7,338	—	7,338	Citigroup Global Markets
GBP	345	02/15/47	3.614%	U.K. Retail Price Index(2)	32,089	—	32,089	Citigroup Global Markets
GBP	70	03/15/47	3.568%	U.K. Retail Price Index(1)	(3,871)	—	(3,871)	Deutsche Bank AG
GBP	35	03/23/47	3.485%	U.K. Retail Price Index(1)	41	—	41	Deutsche Bank AG

					$39,367	$—	$39,367

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	2,745	06/29/19	1.392%	3 Month CDOR(2)	$(82)	$(1,697)	$(1,615)
CAD	2,246	06/29/19	1.392%	3 Month CDOR(2)	(67)	(1,388)	(1,321)
CAD	2,495	06/30/19	1.414%	3 Month CDOR(2)	(226)	(417)	(191)
GBP	800	02/15/47	1.608%	6 Month GBP LIBOR(1)	—	(6,298)	(6,298)
GBP	225	05/26/47	1.404%	6 Month GBP	—	(13,470)	(13,470)
				LIBOR(2)
	190	01/09/20	1.862%	3 Month LIBOR(1)	—	(341)	(341)
	1,700	11/30/21	1.800%	3 Month LIBOR(1)	—	9,328	9,328
	600	11/30/21	1.814%	3 Month LIBOR(2)	—	(2,952)	(2,952)
	520	11/30/21	1.560%	1 Day USOIS(1)	—	2,837	2,837
	450	01/07/27	2.680%	3 Month LIBOR(2)	—	991	991
	280	02/15/27	2.190%	3 Month LIBOR(1)	—	2,718	2,718
	50	08/31/46	1.728%	3 Month LIBOR(2)	(8,829)	(8,690)	139

					$(9,204)	$(19,379)	$(10,175)

Cash of $301,690, $33,000, $403,000 and $1,702,000 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp., Goldman Sachs & Co., respectively, to cover requirement for open centrally cleared interest rate and credit default swap contracts as of June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/31/17	112,340	Pay fixed payments on the Bloomberg Commodity Index and receive variable payments based on USB3MTA	$(287,207)	$—	$(287,207)
Bank of America	08/31/17	6,252	Pay fixed payments on the Bloomberg Commodity Index and receive variable payments based on USB3MTA	(103,637)	—	(103,637)
Deutsche Bank AG	12/13/17	239,549	Pay fixed payments on the MSCI US REIT Index and receive variable payments based on the 3 Month LIBOR +45 bps	(1,624,363)	—	(1,624,363)

				$(2,015,207)	$—	$(2,015,207)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Common Stocks	$412,302,566	$291,387,611	$347,990
Preferred Stocks	3,723,433	1,270,570	2,309,152
Unaffiliated Exchange Traded Funds	7,256,761	—	—
Rights	35,841	—	—
Asset-Backed Securities
Automobiles	—	60,643,710	—
Collateralized Loan Obligations	—	9,027,752	—
Consumer Loans	—	23,231,843	2,590,000
Credit Cards	—	3,441,467	—
Other	—	—	2,602,121
Residential Mortgage-Backed Securities	—	219,221	—
Student Loans	—	5,515,339	—
Bank Loans	—	26,685,404	778,644
Commercial Mortgage-Backed Securities	—	20,432,805	—
Convertible Bonds	—	1,056,315	—
Corporate Bonds	—	580,250,060	—
Foreign Government Bonds	—	7,849,539	—
Municipal Bonds	—	2,892,600	—
Residential Mortgage-Backed Securities	—	25,231,886	—
U.S. Government Agency Obligations	—	243,253,702	—
U.S. Treasury Obligations	—	48,276,104	—
Affiliated Mutual Funds	737,554,661	—	—
Options Purchased	8,656	91,003	—
U.S. Government Agency Obligations—Short	—	(16,809,905)	—
Options Written	(2,734)	(7,933)	—
Other Financial Instruments*
Futures Contracts	(1,520,022)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(596,800)	—
OTC Cross Currency Exchange Contracts	—	1,847,915	—
Centrally Cleared Credit Default Swap Agreements	—	4,015	—
OTC Credit Default Swap Agreements	—	17,115	—
Centrally Cleared Inflation Swap Agreements	—	(498,913)	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,175)	—
OTC Inflation Swap Agreements	—	39,367	—
OTC Total Return Swap Agreements	—	(2,015,207)	—

Total	$1,159,359,162	$1,332,726,410	$8,627,907

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (2.4% represents investments
purchased with collateral from securities on loan)	30.8%
U.S. Government Agency Obligations	10.2
Banks	5.7
Automobiles	3.0
Pharmaceuticals	2.7
Media	2.5
Insurance	2.2
U.S. Treasury Obligations	2.0
Telecommunications	1.9
Software	1.9
Diversified Financial Services	1.6
Oil, Gas & Consumable Fuels	1.5
Chemicals	1.4

Oil & Gas	1.3%
Consumer Loans	1.1
Residential Mortgage-Backed Securities	1.1
Internet Software & Services	1.0
Healthcare-Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Aerospace & Defense	0.9
Capital Markets	0.9
IT Services	0.9
Commercial Mortgage-Backed Securities	0.9
Machinery	0.8
Biotechnology	0.8
Pipelines	0.8
Healthcare-Products	0.8
Commercial Services	0.7
Retail	0.7
Mining	0.7
Hotels, Restaurants & Leisure	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Tobacco	0.6%
Industrial Conglomerates	0.6
Semiconductors & Semiconductor Equipment	0.6
Semiconductors	0.6
Beverages	0.6
Electric	0.6
Real Estate Investment Trusts (REITs)	0.6
Diversified Telecommunication Services	0.6
Internet	0.5
Multi-Utilities	0.5
Food Products	0.5
Auto Manufacturers	0.5
Health Care Equipment & Supplies	0.4
Specialty Retail	0.4
Health Care Providers & Services	0.4
Computers	0.4
Food & Staples Retailing	0.4
Auto Components	0.4
Collateralized Loan Obligations	0.4
Internet & Direct Marketing Retail	0.4
Lodging	0.4
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Foods	0.4
Wireless Telecommunication Services	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Real Estate Management & Development	0.4
Electronic Equipment, Instruments & Components	0.3
Packaging & Containers	0.3
Household Products	0.3
Foreign Government Bonds	0.3
Professional Services	0.3
Agriculture	0.3
Unaffiliated Exchange Traded Funds	0.3
Electric Utilities	0.3
Paper & Forest Products	0.3
Household Durables	0.3
Construction & Engineering	0.2
Student Loans	0.2
Airlines	0.2
Personal Products	0.2
Miscellaneous Manufacturing	0.2
Communications Equipment	0.2
Building Products	0.2
Entertainment	0.2
Electrical Equipment	0.2
Containers & Packaging	0.2
Multiline Retail	0.2
Iron/Steel	0.2
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2
Electronics	0.2
Coal	0.2
Credit Cards	0.1
Building Materials	0.1
Transportation Infrastructure	0.1
Life Sciences Tools & Services	0.1

Consumer Finance	0.1%
Home Builders	0.1
Municipal Bonds	0.1
Road & Rail	0.1
Other	0.1
Oil & Gas Services	0.1
Metal Fabricate/Hardware	0.1
Machinery-Construction & Mining	0.1
Engineering & Construction	0.1
Distribution/Wholesale	0.1
Multi-National	0.1
Real Estate	0.1
Transportation	0.1
Advertising	0.1
Auto Parts & Equipment	0.1
Gas	0.1
Gas Utilities	0.1
Leisure Products	0.1
Environmental Control	0.1
Independent Power & Renewable Electricity Producers	0.1
Private Equity	0.1
Trading Companies & Distributors	0.1
Technology	0.0	*
Diversified Machinery	0.0	*
Office/Business Equipment	0.0	*
Storage/Warehousing	0.0	*
Home Furnishings	0.0	*
Marine	0.0	*
Electrical Components & Equipment	0.0	*
Construction Materials	0.0	*
Housewares	0.0	*
Water Utilities	0.0	*
Energy-Alternate Sources	0.0	*
Food Service	0.0	*
Thrifts & Mortgage Finance	0.0	*
Machinery – Construction & Mining	0.0	*
Leisure Time	0.0	*
Distributors	0.0	*
Trucking & Leasing	0.0	*
Apparel	0.0	*
Health Care Technology	0.0	*
Forest Products & Paper	0.0	*
Household Products/Wares	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Diversified Consumer Services	0.0	*
Options Purchased	0.0	*
Textiles	0.0	*
Options Purchased	0.0	*
U.S. Government Agency Obligations—Short	(0.7)

	104.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$390,844
Credit contracts	Due from/to broker — variation margin swaps	14,358	*	Due from/to broker-variation margin swaps	10,343	*
Credit contracts	Premiums paid for OTC swap agreements	7,071		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	10,044		—	—
Equity contracts	Due from/to broker — variation margin futures	445,921	*	Due from/to broker-variation margin futures	1,997,263	*
Equity contracts	Unaffiliated investments	35,841		—	—
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	1,624,363
Foreign exchange contracts	Unaffiliated investments	12,588		Options written outstanding, at value	5,014
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,886,499		Unrealized depreciation on OTC cross currency exchange contracts	38,584
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	357,485		Unrealized depreciation on OTC forward foreign currency exchange contracts	954,285
Interest rate contracts	Due from/to broker — variation margin futures	708,674	*	Due from/to broker-variation margin futures	677,354	*
Interest rate contracts	Due from/to broker — variation margin swaps	84,854	*	Due from/to broker-variation margin swaps	593,942	*
Interest rate contracts	Unaffiliated investments	87,071		Options written outstanding, at value	5,653
Interest rate contracts	Unrealized appreciation on OTC swap agreements	44,601		Unrealized depreciation on OTC swap agreements	5,234

Total		$3,695,007			$6,302,879

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Commodity contracts	$—	$—	$—	$—	$—	$(5,721,462)	$(5,721,462)
Credit contracts	—	—	—	—	—	178,794	178,794
Equity contracts	116,972	—	—	25,769,634	—	12,078,826	37,965,432
Foreign exchange contracts	—	(59,366)	25,612	(618,493)	6,134,583	—	5,482,336
Interest rate contracts	—	(145,491)	62,145	2,654,200	—	77,010	2,647,864

Total	$116,972	$(204,857)	$87,757	$27,805,341	$6,134,583	$6,613,168	$40,552,964

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations. (2) Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Commodity contracts	$—	$—	$—	$—	$—	$(1,229,860)	$(1,229,860)
Credit contracts	—	—	—	—	—	(264,462)	(264,462)
Equity contracts	(2,380)	—	—	(457,753)	—	(6,564,412)	(7,024,545)
Foreign exchange contracts	—	4,773	(2,795)	817,190	947,542	—	1,766,710
Interest rate contracts	—	(20,862)	(2,059)	2,692	—	(493,885)	(514,114)

Total	$(2,380)	$(16,089)	$(4,854)	$362,129	$947,542	$(8,552,619)	$(7,266,271)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(2)
$149,349	$7,862,305	$468,562,648	$235,861,713	$13,910,965	$57,492,946	$23,417,627

Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$20,984,781	$20,262,331	$36,171,430	$10,697,537	$349,603,236

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$55,447,945	$(55,447,945)	$—

Description	Gross Amounts of Recognized Liabilities(3)	Collateral Pledged(4)	Net Amount
Securities Sold Short	$(16,809,905)	$16,809,905	$—

Offsetting of OTC derivative assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of New York Mellon	—	—	—	—
Barclays Capital Group	3,809	(3,809)	—	—
Citigroup Global Markets	39,928	(18,301)	(21,627)	—
Credit Suisse First Boston Corp.	2,473	—	—	2,473
Deutsche Bank AG	102,652	(102,652)	—	—
Goldman Sachs & Co.	20,063	(20,063)	—	—
JPMorgan Chase	29,743	(29,743)	—	—
Morgan Stanley	163	(5)	—	158
Royal Bank of Scotland Group PLC	2,095,978	(405,810)	—	1,690,168
State Street Bank	—	—	—	—
UBS AG	101,894	(54,686)	—	47,208
Westpac Banking Corp.	—	—	—	—

	$2,396,703

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(390,844)	—	$390,844	—
Bank of New York Mellon	(3,260)	—	—	(3,260)
Barclays Capital Group	(16,133)	3,809	—	(12,324)
Citigroup Global Markets	(18,301)	18,301	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(1,962,212)	102,652	1,350,000	(509,560)
Goldman Sachs & Co.	(133,525)	20,063	—	(113,462)
JPMorgan Chase	(32,035)	29,743	—	(2,292)
Morgan Stanley	(5)	5	—	—
Royal Bank of Scotland Group PLC	(405,810)	405,810	—	—
State Street Bank	(133)	—	—	(133)
UBS AG	(54,686)	54,686	—	—
Westpac Banking Corp.	(4,299)	—	—	(4,299)

	$(3,021,243)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $55,447,945:
Unaffiliated investments (cost $1,713,693,943)	$1,782,712,095
Affiliated investments (cost $737,559,821)	737,554,661
Cash	44,484
Foreign currency, at value (cost $19,248,394)	19,336,864
Deposit with broker for futures	17,404,968
Receivable for investments sold	41,935,642
Dividends and interest receivable	9,284,638
Cash segregated for Counterparty—OTC	3,600,000
Deposit with broker for centrally cleared swaps	2,439,690
Unrealized appreciation on OTC cross currency exchange contracts	1,886,499
Tax reclaim receivable	890,506
Unrealized appreciation on OTC forward foreign currency contracts	357,485
Unrealized appreciation on OTC swap agreements	54,645
Receivable for fund share sold	43,010
Receivable from affiliate	33,109
Receivable from manager	26,664
Due from broker-variation margin swaps	11,083
Premiums paid for OTC swap agreements	7,071
Prepaid expenses	2,535

Total Assets	2,617,625,649

LIABILITIES:
Payable for investments purchased	142,605,040
Payable to broker for collateral for securities on loan	56,630,430
Securities sold short, at value (proceeds received $16,925,015)	16,809,905
Unrealized depreciation on OTC swap agreements	2,020,441
Unrealized depreciation on OTC forward foreign currency contracts	954,285
Management fees payable	932,024
Due to broker-variation margin futures	733,234
Accrued expenses and other liabilities	616,982
Payable for fund share repurchased	116,613
Foreign capital gains tax liability accrued	103,755
Cash segregated from Counterparty—OTC	70,000
Distribution fee payable	65,779
Unrealized depreciation on OTC cross currency exchange contracts	38,584
Options written outstanding, at value (premiums received $30,746)	10,667
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	65

Total Liabilities	221,708,169

NET ASSETS	$2,395,917,480

Net assets were comprised of:
Paid-in capital	$1,792,847,324
Retained earnings	603,070,156

Net assets, June 30, 2017	$2,395,917,480

Net asset value and redemption price per share, $2,395,917,480 / 180,824,957 outstanding shares of beneficial interest	$13.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$18,502,175
Unaffiliated dividend income (net) (foreign withholding tax $650,677, of which $54,131 is reimbursable by an affiliate)	9,897,224
Affiliated dividend income	2,969,331
Income from securities lending, net (including affiliated income of $126,159)	165,034

31,533,764

EXPENSES
Management fees	9,433,966
Distribution fee	2,914,985
Custodian and accounting fees	530,000
Audit fee	37,000
Trustees’ fees	15,000
Shareholders’ reports	11,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	68,845

Total expenses	13,022,796

NET INVESTMENT INCOME (LOSS)	18,510,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,061)) (net of foreign capital gains taxes $(28,786))	33,715,593
Futures transactions	27,805,341
Options written transactions	87,757
Swap agreements transactions	6,613,168
Foreign currency transactions	5,427,101

73,648,960

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,313)) (net of change in foreign capital gains taxes $(51,918))	61,230,983
Futures	362,129
Options written	(4,854)
Swap agreements	(8,552,619)
Foreign currencies	1,132,580

54,168,219

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	127,817,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,328,147

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,510,968	$31,423,341
Net realized gain (loss) on investment and foreign currency transactions	73,648,960	55,820,520
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	54,168,219	47,636,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,328,147	134,879,893

FUND SHARE TRANSACTIONS:
Fund share sold [2,566,360 and 31,909,920 shares, respectively]	33,002,588	371,682,230
Fund share repurchased [4,676,552 and 39,859,417 shares, respectively]	(60,366,283)	(451,293,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,363,695)	(79,611,157)

CAPITAL CONTRIBUTIONS	—	214,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	118,964,452	55,482,869
NET ASSETS:
Beginning of period	2,276,953,028	2,221,470,159

End of period	$2,395,917,480	$2,276,953,028

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 114.0% ASSET-BACKED SECURITIES — 10.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%		01/08/21	12,535	$12,645,803
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%		01/08/21	570	571,783
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%		07/08/21	360	363,279
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,991,021
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,901,936
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,853,800
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%		09/20/23	2,870	2,866,627
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%		01/15/20	1,283	1,285,818
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	1,146	1,146,646
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,087,479
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%		05/17/21	2,070	2,082,924
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	909	908,935
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,825	1,831,474
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	1,570	1,566,732
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	1,345	1,349,081
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%		06/15/20	860	862,821
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,805	1,824,613
Drive Auto Receivables Trust, Series 2017-1, Class B	2.360%		03/15/21	775	774,594
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%		01/15/21	645	647,422
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%		01/18/22	885	891,428
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%		05/15/20	340	340,138
DT Auto Owner Trust, Series 2017-1A, Class A, 144A	1.560%		06/15/20	894	893,053
DT Auto Owner Trust, Series 2017-2A, Class A, 144A	1.720%		05/15/20	1,006	1,006,307
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	511	511,735
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%		03/15/21	1,052	1,050,191
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%		04/15/21	540	539,108
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	1,573	1,585,311
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	2.739%	(c)	07/15/19	290	290,013

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	9,415	$9,443,546

					60,113,618

Collateralized Loan Obligations — 3.8%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 144A	2.393%	(c)	07/15/26	950	949,999
ALM XI Ltd., Series 2014-11A, Class A1R, 144A	2.232%	(c)	10/17/26	2,971	2,973,870
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class BR, 144A	3.208%	(c)	04/16/27	370	369,629
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1R, 144A	2.322%	(c)	07/28/26	4,330	4,331,099
ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Series 2015-16A, Class BR, 144A	4.672%	(c)	07/15/27	410	409,999
AMMC CLO 17 Ltd. (Cayman Islands), Series 2015-17A, Class B, 144A	3.482%	(c)	11/15/27	330	332,729
AMMC CLO 18 Ltd. (Cayman Islands), Series 2016-18A, Class AL1, 144A	2.768%	(c)	05/26/28	1,290	1,298,934
AMMC CLO 19 Ltd. (Cayman Islands), Series 2016-19A, Class C, 144A	3.958%	(c)	10/15/28	180	180,724
AMMC CLO IX Ltd. (Cayman Islands), Series 2011-9A, Class B1R, 144A	3.658%	(c)	01/15/22	2,130	2,148,117
AMMC CLO XIII Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 144A	2.553%	(c)	07/24/29	590	589,999
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.345%	(c)	07/13/25	490	490,062
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.905%	(c)	07/13/25	800	800,234
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2AR, 144A	3.222%	(c)	04/28/26	440	439,976
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class BR, 144A	3.822%	(c)	04/28/26	250	250,276
Anchorage Capital CLO 5 Ltd. (Cayman Islands), Series 2014-5A, Class CR, 144A	3.358%	(c)	10/15/26	390	390,852
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	2.698%	(c)	04/15/27	610	610,041
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A	2.565%	(c)	07/15/30	1,030	1,029,999
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class A, 144A	2.258%	(c)	04/15/25	6,370	6,376,906
Apidos CLO XV (Cayman Islands), Series 2013-15A, Class A1R, 144A	2.256%	(c)	10/20/25	500	500,272
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class A1R, 144A	2.189%	(c)	01/19/25	1,949	1,948,026
Apidos CLO XVIII (Cayman Islands), Series 2014-18A, Class A1R, 144A	2.273%	(c)	07/22/26	250	250,320
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2015-FL2A, Class A, 144A	2.909%	(c)	09/15/25	560	557,754
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.859%	(c)	09/15/26	950	947,719
Ares XXVIII CLO Ltd. (Cayman Islands), Series 2013-3A, Class B1R, 144A	2.658%	(c)	10/17/24	490	489,996
Ares XXVIII CLO Ltd. (Cayman Islands), Series 2013-3A, Class C1R, 144A	3.258%	(c)	10/17/24	420	420,596

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Ares XXXIII CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 144A	3.168%	(c)	12/05/25	330	$332,788
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	2.879%	(c)	08/18/25	250	248,306
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.682%	(c)	02/17/26	2,000	1,999,815
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.588%	(c)	07/16/26	420	420,004
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class BR, 144A	3.158%	(c)	07/16/26	610	609,988
Atrium X (Cayman Islands), Series 10A, Class B1R, 144A	2.536%	(c)	07/16/25	900	901,368
Atrium X (Cayman Islands), Series 10A, Class CR, 144A	3.036%	(c)	07/16/25	260	260,682
Avery Point VII CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 144A	2.658%	(c)	01/15/28	460	463,638
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	2.256%	(c)	04/20/25	2,420	2,422,622
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.748%	(c)	10/15/28	440	445,275
Benefit Street Partners CLO I Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	3.408%	(c)	10/15/25	1,790	1,800,817
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 144A	2.353%	(c)	01/22/25	250	250,134
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.570%	(c)	10/29/25	550	549,999
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 144A	2.168%	(c)	04/15/25	1,870	1,870,547
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.430%	(c)	04/30/26	600	602,639
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.611%	(c)	07/20/26	250	250,004
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.225%	(c)	07/20/26	250	250,000
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.550%	(c)	11/30/26	730	728,975
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.636%	(c)	10/20/27	4,000	4,011,197
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.366%	(c)	11/23/25	650	650,578
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class A, 144A	2.426%	(c)	06/15/27	790	790,238
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class B, 144A	3.476%	(c)	06/15/27	300	300,118
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 144A	1.496%	(c)	12/15/20	286	284,714
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-3A, Class B, 144A	3.808%	(c)	07/15/25	250	250,104
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.628%	(c)	10/15/25	370	370,257
Cavalry CLO IV Ltd. (Cayman Islands), Series 2014-4A, Class A, 144A	2.658%	(c)	10/15/26	760	759,993
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A	2.386%	(c)	07/23/30	550	544,107

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Cedar Funding V CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 144A	2.768%	(c)	07/17/28	850	$855,384
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.568%	(c)	12/05/24	203	203,267
CIFC Funding Ltd. (Cayman Islands), Series 2012-3A, Class A3R, 144A	3.870%	(c)	01/29/25	340	340,043
CIFC Funding Ltd. (Cayman Islands), Series 2013-1A, Class A2, 144A	3.058%	(c)	04/16/25	1,080	1,080,985
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 144A	2.700%	(c)	11/27/24	1,140	1,141,314
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.208%	(c)	04/18/25	1,780	1,780,781
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1LR, 144A	2.392%	(c)	05/24/26	3,399	3,400,736
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1, 144A	3.953%	(c)	07/22/26	310	309,993
CIFC Funding Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 144A	2.538%	(c)	10/17/26	1,450	1,452,037
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.558%	(c)	01/17/27	3,185	3,195,492
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class CR, 144A	3.858%	(c)	01/17/27	250	251,236
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.543%	(c)	01/22/27	370	369,755
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.608%	(c)	04/15/27	650	651,463
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class A, 144A	2.578%	(c)	10/19/27	780	779,783
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.506%	(c)	12/24/23	140	140,100
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.996%	(c)	12/24/23	250	250,575
Galaxy XV CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 144A	2.408%	(c)	04/15/25	1,010	1,010,769
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 144A	2.539%	(c)	03/15/27	250	250,000
Greywolf CLO IV Ltd. (Cayman Islands), Series 2014-2A, Class BR, 144A	4.432%	(c)	01/17/27	250	250,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C1R, 144A	3.285%		01/29/26	380	380,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C2R, 144A^	3.285%	(c)	01/29/26	250	250,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.621%	(c)	05/05/27	4,400	4,406,826
LCM XIV LP (Cayman Islands), Series 14A, Class A, 144A	2.308%	(c)	07/15/25	250	250,041
LCM XVIII LP (Cayman Islands), Series 18A, Class B1, 144A	3.456%	(c)	04/20/27	610	609,944
LCM XVIII LP (Cayman Islands), Series 18A, Class C1, 144A	4.306%	(c)	04/20/27	250	250,024
Lime Street CLO Ltd. (Cayman Islands), Series 2007-1A, Class B, 144A	1.824%	(c)	06/20/21	500	498,361
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1B, 144A	2.603%	(c)	10/23/25	366	366,433
Madison Park Funding XIV Ltd. (Cayman Islands), Series 2014-14A, Class A2R, 144A	2.276%	(c)	07/20/26	7,670	7,675,917

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Mountain Hawk I CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	3.336%	(c)	01/20/24	740	$740,722
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	590	590,083
Neuberger Berman CLO XIII Ltd. (Cayman Islands), Series 2012-13A, Class B, 144A	3.453%	(c)	01/23/24	2,360	2,359,540
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class B2R, 144A	3.328%	(c)	04/15/26	465	464,975
Northwoods Capital IX Ltd. (Cayman Islands), Series 2012-9A, Class A, 144A	2.578%	(c)	01/18/24	208	208,510
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.167%	(c)	04/26/26	500	500,119
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2, 144A	2.887%	(c)	04/26/26	130	130,001
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688%	(c)	04/17/27	130	130,292
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.560%	(c)	07/15/30	1,910	1,907,376
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 144A^	2.105%	(c)	10/25/25	250	250,025
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A	2.836%	(c)	10/25/25	1,740	1,741,059
OFSI Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A2, 144A	3.058%	(c)	03/20/25	2,265	2,267,057
OHA Credit Partners IX Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 144A	2.166%	(c)	10/20/25	1,250	1,250,162
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.276%	(c)	04/20/25	2,711	2,711,291
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.610%	(c)	10/30/27	6,943	6,962,624
OZLM Funding III Ltd. (Cayman Islands), Series 2013-3A, Class BR, 144A	4.153%	(c)	01/22/29	2,250	2,277,277
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303%	(c)	07/22/25	290	290,147
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	3.503%	(c)	07/22/27	500	500,536
OZLM Funding V Ltd. (Cayman Islands), Series 2013-5A, Class BR, 144A	3.508%	(c)	01/17/26	820	820,689
OZLM IX Ltd. (Cayman Islands), Series 2014-9A, Class CR, 144A	4.706%	(c)	01/20/27	990	991,151
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class BR, 144A	3.858%	(c)	04/17/26	300	300,126
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1AR, 144A	2.308%	(c)	07/17/26	1,900	1,901,976
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1BR, 144A	2.308%	(c)	07/17/26	250	250,260
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class B1R, 144A	3.408%	(c)	07/17/26	350	350,464
OZLM VIII Ltd. (Cayman Islands), Series 2014-8A, Class A1AR, 144A	2.598%	(c)	10/17/26	680	680,614
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	2.720%	(c)	01/30/27	3,070	3,082,195
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	2.620%	(c)	04/30/27	1,000	1,003,923
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A	2.682%	(c)	05/15/25	1,128	1,128,017

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 144A	2.378%	(c)	10/17/27	440	$440,166
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 144A	3.408%	(c)	10/17/27	250	250,661
Race Point VII CLO Ltd. (Cayman Islands), Series 2012-7A, Class CR, 144A	3.829%	(c)	11/08/24	770	770,408
Race Point IX CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1, 144A	2.668%	(c)	04/15/27	490	490,006
Race Point X CLO Ltd. (Cayman Islands), Series 2016-10A, Class A, 144A	2.756%	(c)	07/25/28	1,360	1,370,635
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A	2.745%	(c)	04/15/29	2,050	2,050,372
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 144A	3.175%	(c)	04/15/29	870	870,682
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856%	(c)	10/20/23	250	250,168
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class CR, 144A	3.406%	(c)	01/21/26	390	390,422
Sound Point CLO VIII Ltd. (Cayman Islands), Series 2015-1A, Class B, 144A	3.208%	(c)	04/15/27	1,010	1,010,240
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.806%	(c)	07/20/28	1,410	1,424,704
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.816%	(c)	10/20/28	740	748,180
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A	2.683%	(c)	01/23/29	1,830	1,839,681
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class C, 144A	3.803%	(c)	01/23/29	250	250,950
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-2A, Class A2, 144A	2.608%	(c)	07/15/26	1,260	1,261,032
TIAA CLO II Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A	2.490%	(c)	04/20/29	510	510,066
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.656%	(c)	07/20/27	1,000	999,630
TICP CLO III Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.336%	(c)	01/20/27	764	764,226
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class B1, 144A	3.258%	(c)	07/15/26	290	290,004
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class B2, 144A	3.258%	(c)	07/15/26	250	250,003
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class B2R, 144A^	2.889%	(c)	07/15/26	540	540,000
Venture XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.608%	(c)	10/15/26	2,365	2,364,980
Venture XIX CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 144A	3.158%	(c)	01/15/27	450	453,428
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	3.258%	(c)	04/15/27	450	450,604
Voya CLO Ltd. (Cayman Islands), Series 2012-2A, Class BR, 144A	3.108%	(c)	10/15/22	760	760,328
Voya CLO Ltd. (Cayman Islands), Series 2012-3A, Class AR, 144A	2.478%	(c)	10/15/22	499	499,405
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1R, 144A	2.208%	(c)	01/18/26	1,310	1,311,764
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2R, 144A	2.658%	(c)	01/18/26	450	449,996

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.576%	(c)	07/25/26	590	$590,801
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class BR, 144A	4.540%	(c)	10/14/26	290	290,000
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431%	(c)	04/20/29	490	490,015
York CLO 1 Ltd. (Cayman Islands), Series 2014-1A, Class CR, 144A	3.503%	(c)	01/22/27	250	248,916

					144,331,978

Consumer Loans — 0.8%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A^	2.830%		01/22/24	3,080	3,079,370
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,256,749
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,853,765
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,559,114
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,369,750
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,397,673
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,774,364
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	2,820	2,836,417
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,626,483

					28,753,685

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,611,352
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	828,822
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,823,273
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,788,215

					8,051,662

Home Equity Loans — 0.3%
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 144A	2.222%	(c)	12/28/40	408	365,792
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A4	1.566%	(c)	04/25/37	1,579	1,018,656
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2	2.416%	(c)	01/25/36	137	131,646
BNC Mortgage Loan Trust, Series 2007-2, Class A2	1.316%	(c)	05/25/37	567	562,240
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B	1.416%	(c)	05/25/37	1,677	1,252,436
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C	1.486%	(c)	05/25/37	762	572,869

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 144A	1.289%	(c)	12/15/33	367	$317,800
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	1.764%	(c)	05/25/40	943	876,963
GSAA Trust, Series 2007-2, Class AF3	5.917%	(c)	03/25/37	145	64,280
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2	3.241%	(c)	07/25/34	189	190,805
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1	1.486%	(c)	05/25/36	290	242,528
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	274	154,450
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	205	115,938
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C	2.466%	(c)	07/25/37	8,600	6,710,426
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3	1.396%	(c)	06/25/37	110	104,986

					12,681,815

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	1.800%	(s)	08/15/30	466	327,578
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.934%	(c)	12/10/25	680	534,701
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,383	731,923
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	606	417,666
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,106	781,879
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(c)	01/15/19	237	181,331
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(c)	03/15/32	211	207,513

					3,182,591

Other — 0.5%
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	260	258,391
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	5,626	5,631,046
Colony American Homes, Series 2015-1A, Class A, 144A	2.372%	(c)	07/17/32	749	749,733
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,622	3,643,331
Home Partners of America Trust, Series 2016-1, Class A, 144A	2.859%	(c)	03/17/33	2,291	2,325,723
Invitation Homes Trust, Series 2014-SFR2, Class C, 144A	3.409%	(c)	09/17/31	400	401,228
Invitation Homes Trust, Series 2014-SFR2, Class E, 144A	4.619%	(c)	09/17/31	370	371,783
Invitation Homes Trust, Series 2014-SFR3, Class D, 144A	4.209%	(c)	12/17/31	57	57,110
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	2.509%	(c)	08/17/32	929	933,648

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Other (continued)
Invitation Homes Trust, Series 2015-SFR3, Class E, 144A	4.744%	(c)	08/17/32	370	$375,439
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/01/27	1,533	1,509,442
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	631	634,391
Progress Residential Trust, Series 2016-SFR1, Class A, 144A	2.709%	(c)	09/17/33	1,025	1,042,772
Progress Residential Trust, Series 2016-SFR1, Class E, 144A	5.059%	(c)	09/17/33	710	740,973
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	2.422%	(c)	05/17/32	308	309,506
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 144A	2.466%	(c)	05/25/47	942	949,857

					19,934,373

Residential Mortgage-Backed Securities — 2.5%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	600	595,752
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	787	785,554
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	550	548,095
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,357	1,409,374
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(c)	10/28/64	2,092	2,184,767
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(c)	11/28/53	846	883,731
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 144A	4.000%	(c)	06/28/54	666	695,397
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	1.766%	(c)	06/25/36	5,100	4,861,917
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3	1.376%	(c)	10/25/36	830	539,626
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3	1.366%	(c)	06/25/36	236	228,403
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2	1.376%	(c)	09/25/46	92	89,732
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.473%		12/25/36	148	118,100
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A2	1.326%	(c)	11/25/36	316	182,920
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A4	1.446%	(c)	11/25/36	52	30,795
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.761%		01/25/37	1,554	775,157
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2	1.386%	(c)	04/25/37	280	210,258
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	1.348%	(c)	06/25/32	686	678,161
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	1.576%	(c)	11/25/35	4,400	3,652,771
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3	1.376%	(c)	04/25/36	331	302,150
Fremont Home Loan Trust, Series 2006-3, Class 2A3	1.386%	(c)	02/25/37	19,486	10,955,582

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C	1.466%	(c)	12/25/35	166	$159,479
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	1.256%	(c)	08/25/36	254	157,562
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B	1.366%	(c)	08/25/36	4,621	2,932,815
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2C	1.456%	(c)	08/25/36	333	215,027
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 144A	1.306%	(c)	06/25/37	144	90,144
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	1.516%	(c)	06/25/37	11,469	7,436,610
Lehman XS Trust, Series 2007-2N, Class 3A3	1.386%	(c)	02/25/37	10,078	6,378,756
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3	1.406%	(c)	03/25/46	2,651	1,322,355
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A4	1.506%	(c)	03/25/46	1,858	945,618
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3	1.396%	(c)	05/25/46	871	396,137
MASTR Specialized Loan Trust, Series 2006-3, Class A, 144A	1.476%	(c)	06/25/46	179	167,741
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C	1.456%	(c)	05/25/37	382	237,622
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2	1.326%	(c)	11/25/36	311	156,526
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 144A	1.616%	(c)	10/25/36	475	423,528
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL6, Class A1, 144A	3.500%		10/27/31	900	900,093
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 144A	3.250%		06/29/32	2,300	2,300,000
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	179	179,977
RCO Mortgage LLC, Series 2015-NQM1, Class A, 144A	4.716%	(c)	11/25/45	152	152,036
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C	1.376%	(c)	07/25/36	222	80,683
Soundview Home Loan Trust, Series 2004-WMC1, Class M2	2.011%	(c)	01/25/35	42	39,786
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	745	745,550
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 144A^	3.598%		05/17/22	3,930	3,930,000
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	1.446%	(c)	01/25/37	11,952	7,902,419
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.517%	(c)	10/25/53	930	966,270
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	(c)	04/25/55	1,145	1,167,889
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(c)	08/25/55	2,591	2,609,132
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000%	(c)	08/25/55	1,080	994,192
Towd Point Mortgage Trust, Series 2016-3, Class M1, 144A	3.500%	(c)	04/25/56	585	590,260
U.S. Residential Opportunity Fund II Trust, Series 2016-1II, Class A, 144A	3.475%		07/27/36	300	298,303

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
U.S. Residential Opportunity Fund II Trust, Series 2016-2II, Class A, 144A	3.475%		08/27/36	1,515	$1,507,035
U.S. Residential Opportunity Fund II Trust, Series 2016-3II, Class A, 144A	3.598%		10/27/36	546	548,128
U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 144A	3.475%		07/27/36	1,760	1,772,202
U.S. Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 144A	3.475%		08/27/36	3,960	3,941,003
U.S. Residential Opportunity Fund III Trust, Series 2016-3III, Class A, 144A	3.598%		10/27/36	2,612	2,600,650
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 144A	3.475%		07/27/36	2,989	2,996,328
U.S. Residential Opportunity Fund IV Trust, Series 2016-2IV, Class NOTE, 144A	3.475%		08/27/36	2,399	2,387,028
U.S. Residential Opportunity Fund IV Trust, Series 2016-3IV, Class A, 144A	3.598%		10/27/36	1,312	1,317,892
VOLT LXI LLC, Series 2017-NPL8, Class A1, 144A^	3.125%		06/25/47	1,160	1,160,000
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2	1.396%	(c)	09/25/36	1,451	687,065
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A	1.371%	(c)	10/25/36	621	510,151
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	318	318,658

					93,350,892

Student Loans — 0.3%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,870,034
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(c)	12/16/58	900	817,542
SLC Private Student Loan Trust, Series 2006-A, Class C	1.608%	(c)	07/15/36	1,200	1,116,189
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	1.576%	(c)	03/15/24	5,161	5,039,287
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	1.446%	(c)	06/15/23	1,122	1,118,508
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	1,573	1,587,595

					12,549,155

TOTAL ASSET-BACKED SECURITIES (cost $380,680,108)					382,949,769

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.779%	(c)	06/05/37	3,620	3,395,658
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.271%	(c)	06/05/37	3,000	50,125
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.110%	(c)	12/13/29	250	250,500
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 144A	2.039%	(c)	09/15/26	296	296,701
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 144A	4.489%	(c)	09/15/26	561	559,791
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(c)	04/14/33	500	469,291

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.727%	(c)	08/14/34	1,470	$1,281,926
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(c)	01/15/49	62	61,986
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4	6.466%	(c)	02/10/51	66	66,536
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.057%	(c)	09/15/48	1,961	109,657
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.783%	(c)	02/15/50	6,000	303,543
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.439%	(c)	02/15/50	1,000	99,112
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 144A	1.516%	(c)	01/25/36	99	91,453
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 144A	1.666%	(c)	01/25/36	71	66,039
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 144A	1.666%	(c)	09/25/37	1,609	1,409,807
BBCMS Trust, Series 2015-SLP, Class D, 144A	4.359%	(c)	02/15/28	440	440,672
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	709,858
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.222%	(c)	08/10/35	4,630	342,743
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 144A	1.683%	(c)	06/11/50	948	947,689
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	48	48,001
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM	6.084%	(c)	06/11/50	680	687,688
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL	2.551%	(c)	07/05/33	2,934	2,934,198
BLCP Hotel Trust, Series 2014-CLRN, Class B, 144A	2.576%	(c)	08/15/19	414	414,391
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	4.058%	(c)	03/10/33	700	681,113
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 144A	2.389%	(c)	05/15/29	735	735,922
BXP Trust, Series 2017-GM, Class A, 144A	3.379%		06/13/39	630	641,236
BXP Trust, Series 2017-GM, Class D, 144A	3.425%	(c)	06/13/39	1,880	1,796,464
BXP Trust, Series 2017-GM, Class E, 144A	3.425%	(c)	06/13/39	440	406,413
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.671%	(c)	04/10/29	140	142,206
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,388	1,414,330
CD Mortgage Trust, Series 2007-CD5, Class AMA	6.506%	(c)	11/15/44	953	960,969
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	197,787
CD Mortgage Trust, Series 2017-CD3, Class XA, IO	1.199%	(c)	02/10/50	3,295	255,616
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.559%	(c)	12/15/27	442	442,995
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.864%	(c)	01/10/48	1,390	163,492
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.924%	(c)	05/10/58	1,548	175,770
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.892%	(c)	05/10/58	1,440	82,110
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 144A	2.859%	(c)	07/15/30	360	360,697

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.912%	(c)	04/10/28	200	$200,922
Chicago Skyscraper Trust, Series 2017-SKY, Class D, 144A	3.659%	(c)	02/15/30	350	354,381
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 144A	4.459%	(c)	02/15/30	790	799,889
Chicago Skyscraper Trust, Series 2017-SKY, Class F, 144A	5.259%	(c)	02/15/30	110	111,377
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.635%	(c)	05/10/35	180	182,384
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635%	(c)	05/10/35	1,097	1,066,214
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.602%	(c)	04/10/46	1,050	974,224
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, IO, 144A	1.384%	(c)	10/10/47	1,000	69,463
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	2.309%	(c)	09/15/27	1,330	1,330,396
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	5.118%	(c)	05/10/49	320	324,178
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	5.087%	(c)	04/10/49	160	164,537
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	230,724
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.874%	(c)	04/15/49	2,023	218,677
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, 144A	3.520%		09/10/31	100	99,680
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 144A	4.509%		09/10/31	150	150,253
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4	3.712%		04/14/50	560	584,571
CLNS Trust, Series 2017-IKPR, Class E, 144A	4.500%	(c)	06/11/32	750	752,801
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	1,353,199
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236%	(c)	02/10/47	180	193,414
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.832%	(c)	06/10/44	110	114,002
Commercial Mortgage Trust, Series 2007-C9, Class AJFL, 144A	1.684%	(c)	12/10/49	137	136,650
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	82	82,436
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,166,451
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	1,615	1,713,674
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	103,318
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	336,019
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.564%	(c)	12/10/47	250	249,142
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.595%	(c)	07/13/31	1,230	1,215,450
Commercial Mortgage Trust, Series 2014-PAT, Class E, 144A	4.139%	(c)	08/13/27	140	140,569

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.978%	(c)	02/13/32	475	$475,888
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(c)	02/10/35	50,000	346,125
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A	3.807%	(c)	05/10/48	410	401,215
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.132%	(c)	05/10/48	8,277	425,990
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.106%	(c)	08/10/48	3,206	187,359
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,500	2,013,358
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.455%	(c)	07/10/48	1,000	954,218
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.285%	(c)	10/10/36	170	153,832
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.224%	(c)	02/10/49	2,795	187,797
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 144A	1.720%	(c)	10/15/34	3,880	3,897,024
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 144A	4.159%	(c)	10/15/34	970	974,860
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(c)	02/10/34	495	482,703
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	923,330
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.977%	(c)	02/10/34	320	324,969
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(c)	02/10/34	1,300	1,287,167
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(c)	02/10/34	1,170	1,126,812
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(c)	02/10/34	3,930	124,711
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(c)	02/10/37	2,680	160,982
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 144A	2.559%	(c)	11/15/33	1,230	1,239,242
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 144A	6.477%	(c)	11/12/43	85	85,330
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	1,315	1,314,151
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.520%	(c)	02/15/41	364	364,523
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(c)	10/15/39	150	155,029
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.204%	(c)	11/15/48	24,272	1,452,156
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A4	3.392%		06/15/50	280	284,884
CSMC Trust, Series 2014-TIKI, Class E, 144A	4.309%	(c)	09/15/38	220	218,902
CSMC Trust, Series 2015-DEAL, Class A, 144A	2.479%	(c)	04/15/29	717	718,757
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	727,371
CSMC Trust, Series 2016-MFF, Class A, 144A	2.759%	(c)	11/15/33	170	170,530
CSMC Trust, Series 2017-1, Class A	4.500%		03/25/21	5,233	5,237,001
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.636%	(c)	09/10/49	683	549,268
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.653%	(c)	07/25/22	12,528	290,956

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae-Aces, Series 2017-M7, Class A2	2.961%	(c)	02/25/27	700	$698,301
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.444%	(c)	02/25/23	28,462	419,822
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.360%	(c)	04/25/23	14,776	179,737
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.425%	(c)	07/25/23	10,752	181,393
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(c)	07/25/23	300	318,125
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.557%	(c)	08/25/23	13,252	284,397
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.910%	(c)	10/25/23	7,014	282,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.336%	(c)	03/25/24	4,351	280,500
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.872%	(c)	09/25/24	10,270	454,980
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.500%	(c)	03/25/25	11,890	303,694
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.808%	(c)	11/25/25	4,576	207,062
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.030%	(c)	12/25/25	1,981	123,779
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.318%	(c)	01/25/26	3,378	280,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(c)	03/25/26	1,508	146,365
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.327%	(c)	07/25/26	1,963	170,400
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	1.059%	(c)	08/25/26	1,931	133,345
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120%	(c)	09/25/26	1,150	1,175,605
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.437%	(c)	09/25/26	5,770	145,424
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class A2	3.300%		10/25/26	1,630	1,688,315
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.201%	(c)	10/25/26	20,949	174,819
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347%		11/25/26	700	727,708
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(c)	01/25/27	320	335,915
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class X1, IO	0.745%	(c)	03/25/27	10,397	514,341
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	1.097%	(c)	01/25/31	3,086	280,720
FHLMC Multifamily Structured Pass-Through Certificates, Series K721, Class X1, IO	0.456%	(c)	08/25/22	3,319	49,165
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	670	673,355
FHLMC Multifamily Structured Pass-Through Certificates, Series KS07, Class A2	2.735%		09/25/25	2,000	1,989,190
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.447%	(c)	12/25/26	7,617	161,374
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	4.116%	(c)	03/25/27	360	362,367

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FREMF Mortgage Trust, Series 2017-K725, Class B, 144A	4.013%	(c)	02/25/24	1,050	$1,049,649
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	2.290%	(c)	12/15/34	575	575,619
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(c)	12/15/34	737	734,816
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(c)	12/15/34	1,090	1,077,978
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/34	1,375	1,322,642
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.065%	(c)	04/16/53	9,566	179,829
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.856%	(c)	06/16/53	1,074	35,101
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.792%	(c)	11/16/53	706	28,139
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	2,951	45,639
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	2,099	38,339
Government National Mortgage Assoc., Series 2014-112, Class IO, IO	1.181%	(c)	01/16/48	4,662	266,881
Government National Mortgage Assoc., Series 2014-172, Class IO, IO	0.838%	(c)	01/16/49	4,690	231,582
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.866%	(c)	07/16/55	9,012	504,300
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.866%	(c)	07/16/55	41,392	2,178,494
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.932%	(c)	01/16/57	27,002	1,745,835
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.007%	(c)	08/16/58	2,308	175,344
Government National Mortgage Assoc., Series 2016-113, Class IO, IO	1.192%	(c)	02/16/58	1,910	169,092
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.127%	(c)	04/16/58	2,504	203,251
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.070%	(c)	12/16/57	2,311	182,191
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 144A	3.550%	(c)	12/10/27	820	826,053
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.566%	(c)	08/10/44	2,025	2,182,238
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(c)	07/10/48	210	208,366
GS Mortgage Securities Trust, Series 2017-GS5, Class XA, IO	0.972%	(c)	03/10/50	1,139	74,962
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%		07/05/31	700	704,802
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	156,122
IMT Trust, Series 2017-APTS, Class AFX^	3.478%	(c)	06/15/34	320	329,582
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	336,362
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.711%	(c)	09/15/47	210	174,157
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.504%	(c)	02/15/48	40,156	2,686,075
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	616,667

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.272%	(c)	12/15/48	170	$162,067
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(c)	12/15/49	1,800	91,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	2.617%	(c)	02/12/51	491	469,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C	4.900%	(c)	01/15/49	860	900,802
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	2.859%	(c)	07/15/36	2,333	2,346,810
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(c)	09/05/32	1,040	1,033,083
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%		10/05/28	380	384,891
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 144A	5.830%	(c)	03/18/51	19	18,853
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	5,909	5,945,948
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 144A	1.466%	(c)	03/25/37	505	468,435
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 144A	2.959%	(c)	09/15/28	316	316,644
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 144A	5.159%	(c)	09/15/28	128	130,208
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.393%	(c)	03/10/50	999	55,791
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	1,475	1,467,789
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	570	602,959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.338%	(c)	12/15/47	1,070	67,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	219,811
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class C	4.679%	(c)	10/15/48	100	103,131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	140	112,243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	216,825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	694,035
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.498%	(c)	10/15/48	1,180	107,065
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, IO	1.811%	(c)	05/15/49	1,784	188,121
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.117%	(c)	05/15/49	2,230	167,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.608%	(c)	11/15/49	994	95,212
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	429	430,683

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.503%	(c)	01/11/43	1,558	$1,580,836
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	128,509
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.560%	(c)	07/13/29	1,100	1,078,566
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.164%	(c)	05/15/48	140	133,459
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 144A	3.877%	(c)	08/15/26	200	199,560
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281%	(c)	06/15/50	190	192,104
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%		06/15/50	890	706,416
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.204%	(c)	06/15/50	700	123,159
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 144A	4.559%	(c)	02/15/34	160	160,358
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 144A^	2.000%		07/27/49	112	112,432
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,340,105
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,777,198
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO, 144A	0.511%	(c)	05/10/39	7,700	264,696
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.218%	(c)	02/10/32	12,180	75,400
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	0.000%	(c)	02/10/32	2,436	2
RAIT Trust, Series 2017-FL7, Class A, 144A	2.100%	(c)	06/15/37	730	730,000
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 144A	1.889%	(c)	07/15/34	640	640,125
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 144A	3.089%	(c)	07/15/34	210	210,053
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%		12/25/44	625	621,856
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, IO	1.617%	(c)	06/15/50	1,861	217,165
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 144A	3.646%	(c)	06/25/45	464	467,074
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL^	3.016%	(c)	10/25/46	365	368,890
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1^	3.661%	(c)	10/25/46	100	101,375
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2^	4.458%	(c)	10/25/46	100	103,313
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(c)	10/25/46	100	101,290
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(c)	10/25/46	100	105,200
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	1,050	1,054,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFL, 144A	1.392%	(c)	06/15/49	397	396,505
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	1,586	1,586,162
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	81	81,105

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 144A	2.509%	(c)	06/15/29	940	$942,912
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	1.123%	(c)	02/15/48	1,178	64,994
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, IO	1.153%	(c)	09/15/58	904	55,009
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.494%	(c)	05/15/48	1,040	34,339
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(c)	07/15/58	640	670,519
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.972%	(c)	03/15/59	4,056	439,945
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA, IO	1.241%	(c)	12/15/59	2,887	196,228
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	5.044%	(c)	01/15/59	580	563,687
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%		07/15/50	259	264,973
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.414%	(c)	06/15/44	1,350	1,327,028
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.314%	(c)	05/15/47	1,243	64,614
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%		08/15/47	345	359,707

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $136,588,854)					137,391,753

CORPORATE BONDS — 30.5%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		03/15/22	915	959,507

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%		12/15/20	456	462,222
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	68	73,666
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	3,040	3,169,200
Harris Corp., Sr. Unsec’d. Notes	2.700%		04/27/20	448	452,639
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	514	532,610
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%		03/01/35	1,072	1,057,727
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42	242	247,355
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	164	178,856
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%		05/15/46	337	378,669
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	480	476,003
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18	2,618	2,621,359
United Technologies Corp., Sr. Unsec’d. Notes	4.050%		05/04/47	1,660	1,700,348
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45	400	414,149

					11,764,803

Agriculture — 0.0%
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	746	749,249
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	328	337,688

					1,086,937

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%		11/01/28		1,446	$1,453,511
American Airlines Group, Inc., Gtd. Notes, 144A(a)	4.625%		03/01/20		1,006	1,040,476
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20		5,606	5,679,301
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%		09/15/28		537	513,097

						8,686,385

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19		19,130	19,216,659
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		1,355	1,364,007
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%		01/09/24		4,865	4,925,924
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35		7,300	7,317,571
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17		1,216	1,216,122
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19		412	417,630
General Motors Financial Co., Inc., Gtd. Notes	3.150%		06/30/22		7,845	7,857,144
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		3,241	3,277,429
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20		1,616	1,672,027
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		979	983,164
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17		1,497	1,502,103
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20		4,966	4,953,575
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%		10/30/20		5,345	5,381,939

						60,085,294

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC, Gtd. Notes	4.250%		01/15/26		1,039	1,100,537
Delphi Automotive PLC, Gtd. Notes	4.400%		10/01/46		765	762,804

						1,863,341

Banks — 8.5%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%		01/21/19	EUR	100	34,265
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/11/27		317	317,063
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		3,785	3,921,640
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		2,003	2,011,193
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,160,593
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%		10/03/18		3,735	3,787,357
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21		6,405	6,433,387
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		1,969	2,007,785
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26		2,083	2,090,095
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20		2,897	2,898,182
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27		962	929,612
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		1,546	1,599,354
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48		2,780	2,940,353

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	232	$259,743
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	7,515	8,199,827
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	1,425	1,482,896
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/29/49	1,746	1,761,016
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21	4,890	4,845,242
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20	10,965	11,073,608
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21	1,280	1,298,397
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47	1,271	1,356,335
Barclays PLC (United Kingdom), Sub. Notes	4.836%		05/09/28	2,380	2,433,050
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20	890	899,942
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.750%		04/01/22	8,770	8,899,559
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18	5,680	5,745,319
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22	3,480	3,514,650
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24	408	424,900
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22	2,025	2,042,611
Branch Banking & Trust Co., Sr. Unsec’d. Notes, MTN	2.300%		10/15/18	584	587,717
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		03/09/27	1,915	1,908,050
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	40	43,157
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19	250	250,891
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18	1,778	1,779,348
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18	2,159	2,173,634
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	2,077	2,095,654
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%		10/26/20	735	742,032
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	610	614,048
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21	12,661	12,789,294
Citigroup, Inc., Sub. Notes	3.500%		05/15/23	2,163	2,194,534
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	1,165	1,172,200
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	8,895	9,298,726
Citigroup, Inc., Sub. Notes	4.125%		07/25/28	3,389	3,440,255
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	2,506	2,630,538
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	3,484	3,480,739
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%		05/26/22	3,405	3,395,837
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	703	705,532
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21	500	509,521
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	572	591,266
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,874	1,888,735
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	625	687,916
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%		06/14/21	1,798	1,792,746
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19	575	574,750
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21	3,653	3,603,849
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	1,331	1,343,360

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	2,719	$2,746,484
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		04/25/21	1,241	1,243,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20	637	644,675
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.875%		02/25/21	1,050	1,061,256
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	791	799,593
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	565	583,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	1,205	1,233,909
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	5,915	6,659,545
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,040	3,946,045
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000%	(c)	05/22/49	2,350	2,429,900
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	4,501	4,490,621
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041%	(c)	03/13/28	2,087	2,161,669
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	1,824	1,896,674
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,957	6,041,333
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	1,012	1,015,235
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	2,075	2,092,411
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23	950	939,584
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	128	130,139
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	6,443	6,519,639
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	(c)	02/01/28	2,560	2,617,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	1,087	1,133,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,505,413
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,708,758
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	1,115	1,201,989
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	1,812	1,869,518
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	990	1,032,670
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	1,005,607
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	1,201	1,205,761
Macquarie Bank Ltd. (Australia), Jr. Sub. Notes, 144A	6.125%	(c)	03/08/27	1,295	1,324,138
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	2,918	2,961,341
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22	7,690	7,756,211
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	6,818	6,917,134
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	8,145	9,011,905
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	7,015	7,199,200
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	1,590	1,653,303
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%		11/17/21	6,394	6,384,575
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	9,540	9,537,939
Northern Trust Corp., Sub. Notes	3.375%	(c)	05/08/32	1,185	1,184,488
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.652%	(c)	05/15/23	7,100	7,134,789

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498%	(c)	05/15/23	3,065	$3,084,877
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,513	4,608,265
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	3,158	3,165,260
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	1,935	2,172,618
State Street Corp., Jr. Sub. Notes	2.246%	(c)	06/01/77	344	316,695
State Street Corp., Sr. Unsec’d. Notes	2.650%		05/19/26	440	426,456
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%		03/06/19	10,460	10,459,927
U.S. Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,869	1,901,087
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	861	902,530
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	3,334	3,483,130
UniCredit SpA (Italy), Sub. Notes, 144A	5.861%	(c)	06/19/32	3,188	3,273,158
US Bancorp, Sr. Unsec’d. Notes, MTN	3.150%		04/27/27	790	791,318
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%		07/26/21	3,475	3,428,397
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20	745	755,503
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.584%	(c)	05/22/28	3,785	3,825,238
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	499	544,099
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	1,876	2,002,956

					319,785,377

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	1,463	1,482,616
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	1,520	1,565,191
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	705	775,953
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	5,530	6,241,385
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42	418	404,564
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%		01/31/27	139	146,840

					10,616,549

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/01/20	1,388	1,390,070
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45	1,276	1,310,642
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	1,780	1,815,682
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%		02/01/20	316	319,017
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%		09/01/23	859	846,275
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%		09/01/36	3,360	3,341,137
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%		02/01/45	735	761,930
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%		09/01/35	270	289,499

					10,074,252

Building Materials — 0.4%
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	200	212,500

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Building Materials (continued)
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	3.400%	05/09/27	1,305	$1,305,076
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	1,150	1,322,405
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46	1,475	1,534,317
Owens Corning, Gtd. Notes	4.200%	12/01/24	1,950	2,041,816
Tecnoglass, Inc., Gtd. Notes, 144A	8.200%	01/31/22	429	450,986
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,505	7,381,168

				14,248,268

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	664	660,775
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,300,941
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	290	299,528
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	435	463,001
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	460	493,788
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200%	05/01/20	640	643,473
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,458,762
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	4,767,140
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	3,945	4,266,991
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	271	260,080
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	470	492,479
Venator Finance Sarl/Venator Materials Corp., Gtd. Notes, 144A	5.750%	07/15/25	980	989,800

				25,096,758

Commercial Services — 0.5%
Acwa Power Management And Investments One Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%	12/15/39	6,025	6,146,247
Cardtronics, Inc./Cardtronics USA, Inc., Gtd. Notes, 144A	5.500%	05/01/25	675	695,249
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,830,399
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	1,471	1,483,348
Moody’s Corp., Sr. Unsec’d. Notes, 144A	3.250%	01/15/28	1,950	1,920,034
President & Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	2,465	2,357,696
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	2,018	2,196,684
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	627,948

				19,257,605

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	6,505	6,536,517
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	1,770	1,796,846
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	587	551,580
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	4,432	4,967,922
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	1,876	2,035,779
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	1,590	2,052,025
DXC Technology Co., Sr. Unsec’d. Notes, 144A	2.875%	03/27/20	788	797,908

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Computers (continued)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	1,975	$1,991,898
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%		10/15/20	6,498	6,700,082
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%		10/15/35	3,720	4,022,302
HP, Inc., Sr. Unsec’d. Notes	3.750%		12/01/20	189	197,819

					31,650,678

Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%		05/26/22	3,366	3,454,331
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	7,896	8,110,226
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		10/30/20	2,850	3,028,897
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		07/01/22	2,505	2,482,803
Air Lease Corp., Sr. Unsec’d. Notes	3.000%		09/15/23	3,090	3,072,223
Air Lease Corp., Sr. Unsec’d. Notes	3.625%		04/01/27	1,180	1,180,111
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	3,175	3,595,688
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,833	1,848,789
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	3.300%		05/03/27	495	494,591
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%		07/02/18	2,690	2,765,836
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	250	250,228
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	646	647,116
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	1,090	1,106,589
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,843,053
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	408	461,081
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43	3,730	3,809,677
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	3,600	3,748,500
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	3,380	3,489,850
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19	5,696	5,924,410
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	1,850	1,951,750
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	1,068	1,073,703
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	508,566
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	631	648,889
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	217	235,111

					58,732,018

Diversified Machinery — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%		04/05/22	2,195	2,297,068

Electric — 0.8%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		08/15/46	562	535,815
Celeo Redes Operacion Chile SA (Chile), Sr. Sec’d. Notes, 144A	5.200%		06/22/47	474	479,925
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	1,515	1,522,826
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	1,209	1,207,876
Emera US Finance LP (Canada), Gtd. Notes	2.700%		06/15/21	1,241	1,242,900
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26	835	844,185
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	2,600	2,603,606

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	2,710	$2,683,832
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,448,066
Energuate Trust (Guatemala), Gtd. Notes, 144A	5.875%	05/03/27	214	220,420
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	328,096
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	1,605	1,630,568
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	319,674
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	2,665	2,681,989
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%	07/27/23	336	367,080
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.900%	04/01/27	2,433	2,461,284
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	8.375%	04/04/21	200	206,700
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A	5.625%	04/28/27	318	310,845
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%	03/15/45	320	342,758
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	485	551,979
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	321	334,983
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	483	509,720
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,395	1,446,637
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	3,164,739
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	382,204
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	1,700	1,748,018
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	525	551,164
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	360	393,303

				30,521,192

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,477,714
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,442,491

				3,920,205

Electronics — 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	3.200%	04/01/24	721	728,346

Energy-Alternate Sources — 0.0%
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	161	171,195

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	296,099
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%	02/01/27	162	167,691
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	216,751
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%	07/20/23	23	23,844

				704,385

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Environmental Control — 0.0%
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	724	$747,413

Foods — 0.0%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	203	215,688
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	6.500%	09/20/26	212	206,435
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	1,308	1,386,480

				1,808,603

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21	4,180	4,428,152
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	829	1,054,789
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	5,090	5,268,148

				10,751,089

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	402,899
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	661	690,689
NiSource Finance Corp., Gtd. Notes	3.490%	05/15/27	1,285	1,293,842
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	1,240	1,264,716

				3,652,146

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	3,700	3,705,620
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,197,485
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,630	2,638,221
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	184,346
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18	994	1,003,126
Medtronic Global Holdings SCA, Gtd. Notes	3.350%	04/01/27	2,100	2,140,883
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	144	157,286
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	583	636,921

				11,663,888

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	228	232,143
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	753	813,318
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	441,791
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	3,248	3,266,283
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	408,957
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	252,717
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	3,930	4,057,136
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,406,463
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,310	1,336,200
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	815	844,460
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,900	4,095,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	851,959
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36	324	314,456
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	350	434,805
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	211	207,612

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	$389,398
SSM Health Care Corp., Sr. Unsec’d. Notes	3.823%	06/01/27	806	825,950
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	540	551,364
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	744	784,844
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	197,811
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,388,269

				26,100,936

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%	10/03/26	2,365	2,261,155
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%	07/07/27	311	312,166

				2,573,321

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	2,095	2,130,959

Insurance — 0.3%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.200%	12/15/46	896	934,096
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	831	846,440
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35	711	689,287
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	314	319,300
Aon PLC, Gtd. Notes	4.750%	05/15/45	1,089	1,178,300
KIRS Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%	07/15/23	3,205	3,245,063
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26	172	179,077
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%	01/30/47	343	366,564
Principal Financial Group, Inc., Gtd. Notes	4.300%	11/15/46	1,600	1,664,422
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.000%	05/30/47	1,040	1,063,891
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	669,219
Willis North America, Inc., Gtd. Notes	3.600%	05/15/24	160	161,612

				11,317,271

Internet — 0.2%
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18	7,450	7,520,800

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%	03/01/41	585	644,963
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	3,796	4,256,265
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	275	322,681
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	625	641,863
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22	481	498,436

				6,364,208

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Lodging — 0.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., Sec’d. Notes	9.375%	05/01/22	1,190	$1,291,150

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20	2,901	2,928,560

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44	385	405,296
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45	113	122,321
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	06/15/21	200	212,000
CBS Corp., Gtd. Notes	2.300%	08/15/19	1,113	1,120,271
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,377	1,467,147
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	516	557,445
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	1,264	1,498,286
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	3,899	4,679,630
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.750%	02/15/28	5,220	5,142,968
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47	1,735	1,835,533
Comcast Corp., Gtd. Notes	3.200%	07/15/36	2,016	1,886,805
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,652	1,694,802
Comcast Corp., Gtd. Notes	3.400%	07/15/46	497	452,569
Comcast Corp., Gtd. Notes	4.250%	01/15/33	335	357,033
Comcast Corp., Gtd. Notes	4.400%	08/15/35	447	480,497
Comcast Corp., Gtd. Notes	4.600%	08/15/45	495	539,793
Comcast Corp., Gtd. Notes	4.750%	03/01/44	1,686	1,876,144
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	1,190	1,255,450
Discovery Communications LLC, Gtd. Notes	3.800%	03/13/24	938	948,461
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	570	587,100
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	3,890	3,899,725
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	7,359	7,947,720
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49	1,372	1,458,244
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	850	902,414
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	83	78,974
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	610	650,745
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	699	751,191
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	3,720	4,146,401
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	780	931,410
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	2,020	2,472,482
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	1,131	1,131,466
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	677	675,461
Time Warner, Inc., Gtd. Notes	4.850%	07/15/45	1,121	1,154,276
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	239	241,703

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	1,345	$1,346,910

				54,908,673

Mining — 0.6%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	1,250	1,422,249
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,155	1,336,553
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	2,625	2,611,875
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	5,625	5,271,638
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%	03/27/27	2,590	2,548,293
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18	2,080	2,082,209
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22	1,580	1,633,899
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	1,180	1,246,832
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42	900	928,716
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	4,505	4,816,254
VM Holding SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	318	321,021

				24,219,539

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	748	752,077
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,755	1,949,723
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44	156	168,234
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	915	972,188

				3,842,222

Office/Business Equipment — 0.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	05/15/22	6,665	6,663,300

Oil & Gas — 3.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%	07/15/44	520	476,527
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39	593	746,493
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	892	835,508
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.224%	04/14/24	3,030	3,059,927
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950%	01/15/23	1,855	1,840,218
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.850%	06/01/27	2,425	2,405,353
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.250%	04/15/27	2,740	2,610,198
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,560,556
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	1,220	1,212,488
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	1,155	1,199,559
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	1,630	1,852,301
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	3,640	3,976,699
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,310	1,355,850
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,570,800
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	936,650
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	230	223,057
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	656,675

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	$2,232,776
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	667	703,619
Halcon Resources Corp., Sec’d. Notes, 144A	12.000%	02/15/22	435	491,550
Hess Corp., Sr. Unsec’d. Notes(a)	4.300%	04/01/27	2,896	2,828,766
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	1,706,613
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23	6,065	5,716,263
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.500%	01/15/23	1,844	1,747,190
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	4,550	4,709,250
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	672	690,157
Pan American Energy LLC/Argentine Branch (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,953,968
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%	05/20/43	5,320	5,506,104
Petrobras Argentina SA (Argentina), Sr. Unsec’d. Notes, 144A	7.375%	07/21/23	387	408,184
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.875%	03/17/20	162	165,256
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	1,970	2,002,899
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	01/20/20	162	168,107
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	157	161,946
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	2,840	2,663,352
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115	6,210	5,499,266
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	172	181,976
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	2,474	2,769,346
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	41	47,150
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.800%	05/15/38	670	873,173
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	1,767	1,898,200
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	4.625%	09/21/23	133	134,596
Phillips 66, Gtd. Notes	5.875%	05/01/42	670	809,500
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	390	410,067
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	2,150	2,031,750
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,876,875
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	03/15/23	2,145	2,096,738
Resolute Energy Corp., Gtd. Notes(a)	8.500%	05/01/20	1,310	1,303,450
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	6,170	5,244,500
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	655	612,738
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	1,185	1,233,789
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	1,365	1,208,025
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	1,830	1,651,575
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	1,295	1,230,250
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/21	635	617,538
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	01/01/23	2,060	1,962,150
SM Energy Co., Sr. Unsec’d. Notes(a)	6.750%	09/15/26	210	200,483
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	7,245	7,698,730
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%	10/06/26	7,040	7,029,440
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	1,310	1,411,525
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	163	162,408
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	80	88,983
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	626	670,696

				113,329,776

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	1,450	$1,485,995
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	1,713	1,744,171

				3,230,166

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,310	1,340,575

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	1,977	1,999,919
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	725	731,820
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,830	1,929,982
Allergan Funding SCS, Gtd. Notes	2.350%	03/12/18	2,176	2,185,085
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	5,331	5,444,118
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	3,937	4,072,232
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	991	1,057,722
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	936	1,010,382
Mylan NV, Gtd. Notes	5.250%	06/15/46	335	366,457
Pfizer, Inc., Sr. Unsec’d. Notes	4.000%	12/15/36	1,504	1,588,910
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21	452	466,749
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23	1,692	1,645,715
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	3,620,830

				26,119,921

Pipelines — 1.1%
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	1,235	1,232,530
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	3.700%	07/15/27	985	984,271
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	02/01/43	660	626,402
Energy Transfer LP, Sr. Unsec’d. Notes	6.050%	06/01/41	6,545	6,962,067
Energy Transfer LP, Sr. Unsec’d. Notes	6.125%	12/15/45	1,360	1,472,040
Energy Transfer LP, Sr. Unsec’d. Notes	6.500%	02/01/42	655	731,662
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	1,235	1,328,033
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	330,532
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	226	234,475
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	3,267	3,345,330
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,880	9,178,004
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	446	453,749
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	890	893,742
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	370,660
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	446,966
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.119%	12/15/17	1,270	1,293,813
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.650%	10/15/25	910	932,741
Regency Energy Partners LP/Regency Energy
Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,399,623
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	945	1,050,465
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	4.200%	03/15/28	971	981,013
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,340	1,320,642

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.900%	07/15/26	251	$246,279
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	390	382,263
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	1,310	1,382,050
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18	641	641,858
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	764	763,056
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	2,010	2,046,996

				41,031,262

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	2,350	2,448,376

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., Sr. Unsec’d. Notes	3.300%	02/15/21	771	791,142
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	765,182
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	213,321
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	138,350
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	222,091
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,460,947
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	415,873
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	5,780	6,054,550

				10,061,456

Retail — 0.5%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	545	573,613
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	6,410,813
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,523,469
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	915	962,478
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	334	368,631
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	215	239,696
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,315,097
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,280,090
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46	67	70,128
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44	1,953	2,078,293

				17,822,308

Savings & Loans — 0.0%
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	—%	05/01/09	770	171,806
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	—%	11/06/09	980	218,663

				390,469

Semiconductors — 0.9%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	2,340	2,358,222
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	185,019
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	179	205,027
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	1,388	1,410,559

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Semiconductors (continued)
Applied Materials, Inc., Sr. Unsec’d. Notes	4.350%	04/01/47	820	$870,354
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	7,001	7,011,172
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	9,230	9,312,498
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	4,773	4,882,769
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,495,989
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	780,815
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	970	983,964
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.600%	01/30/23	1,800	1,793,434
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	514	564,129
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	765	767,062

				32,621,013

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	5.000%	12/15/21	210	217,350

Software — 0.5%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	2,565	2,522,393
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	132	138,276
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	2,370	2,431,184
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	1,612	1,613,004
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	1,316	1,326,857
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	4,246	4,201,578
Microsoft Corp., Sr. Unsec’d. Notes	4.250%	02/06/47	3,380	3,659,371
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30	999	1,003,849
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	554	570,885
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	1,450	1,464,346
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	162	170,120

				19,101,863

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/01/24	1,538	1,572,770
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42	370	343,593
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	180	167,061
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,581	1,479,301
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	1,650	1,617,997
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	3,030	3,228,092
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	2,330	2,508,303
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.700%	03/01/57	2,360	2,580,707
AT&T, Inc., Sr. Unsec’d. Notes	6.375%	03/01/41	661	771,904
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	6,500	6,841,185
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	2,790	2,789,964
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%	09/27/22	1,434	1,459,095
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	186,980
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,350	3,383,499
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	1,245	980,438
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%	06/15/20	820	839,738

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23	3,775	$3,719,349
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44	485	579,002
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44	201	227,348
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	1,610	1,609,864
Sprint Capital Corp., Gtd. Notes(a)	6.875%		11/15/28	2,560	2,845,619
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%		03/20/23	4,041	4,076,359
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.103%		03/08/27	1,940	2,004,303
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%		03/08/47	750	809,799
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21	5,949	6,543,478
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.722%	(c)	05/22/20	16,240	16,252,180
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%		11/01/22	3,840	3,764,022
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42	468	408,051
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	2,959	2,959,503
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		02/19/43	630	622,126

					77,171,630

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.125%		06/15/47	810	851,767
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45	371	387,814
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45	235	264,661
CSX Corp., Sr. Unsec’d. Notes	4.250%		11/01/66	707	696,933
Empresa de Transporte de Pasajeros Metro SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		01/25/47	200	215,408
FedEx Corp., Gtd. Notes	3.900%		02/01/35	655	650,140
FedEx Corp., Gtd. Notes	4.100%		02/01/45	722	708,320
FedEx Corp., Gtd. Notes	4.400%		01/15/47	892	917,468
FedEx Corp., Gtd. Notes	4.550%		04/01/46	549	576,684
FedEx Corp., Gtd. Notes	4.750%		11/15/45	1,210	1,306,638
FedEx Corp., Gtd. Notes	4.900%		01/15/34	450	500,892
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%		05/23/2111	515	620,083
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%		02/09/24	445	457,060
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%		02/01/35	324	320,424
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	886	855,206

					9,329,498

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%		09/17/18	1,965	1,983,915
GATX Corp., Sr. Unsec’d. Notes	2.600%		03/30/20	821	829,501
GATX Corp., Sr. Unsec’d. Notes(a)	3.850%		03/30/27	549	552,519

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%	11/15/26		1,939	$1,905,397

					5,271,332

TOTAL CORPORATE BONDS (cost $1,137,598,658)					1,150,221,236

FOREIGN GOVERNMENT BONDS — 5.5%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%	01/26/22		2,252	2,306,047
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%	04/22/19		7,084	7,420,489
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%	04/22/26		4,365	4,703,288
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%	04/22/46		4,595	4,702,983
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	465	567,863
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	444	531,642
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%	06/28/2117		579	525,443
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, EMTN	4.500%	06/22/20	EUR	271	322,201
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		5,984	6,211,392
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		1,111	1,182,104
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		18	22,320
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%	04/29/20		880	902,942
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	8.500%	01/31/47		465	501,246
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	8.500%	01/31/47		463	499,090
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,341,489
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		555	606,662
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	2,024,561
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	16,133,000	1,225,636
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	5,878,000	478,806
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	31,763,000	2,628,744
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	9.000%	03/15/29	IDR	1,959,000	167,395
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		9,685	9,894,196
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		1,108	1,115,508
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,841,358
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	262,500	13,502,541
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	32,069,816

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	5.000%	12/11/19	MXN	452,950	$24,050,681
Mexican Udibonos (Mexico), Bonds, TIPS	3.500%	12/14/17	MXN	1,817	578,640
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	2,999,067
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%	03/28/27		11,717	12,132,954
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		3,825	3,815,438
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%	03/08/47		1,650	1,683,845
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		2,070	2,132,100
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,849,296
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.500%	03/30/26		3,250	3,904,160
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	196,516	3,173,913
Russian Federal Bond (Russia), Bonds	7.400%	12/07/22	RUB	105,900	1,765,087
Russian Federal Bond (Russia), Bonds	7.500%	08/18/21	RUB	452,294	7,573,384
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	141,119	2,395,254
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	331,134	5,841,659
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		7,850	7,783,589
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%	10/26/46		4,860	4,952,301
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	68,298	3,685,372
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		1,060	1,123,473
Turkey Government International Bond (Turkey), Bonds	8.800%	09/27/23	TRY	4,360	1,154,608
Turkey Government International Bond (Turkey), Bonds	9.200%	09/22/21	TRY	8,410	2,286,281
Turkey Government International Bond (Turkey), Bonds	11.000%	03/02/22	TRY	17,375	5,032,081
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		1,126	1,198,920
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		1,519	1,660,920
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.375%	02/05/25		1,286	1,489,227
Turkey Government International Bond (Turkey), Unsec’d. Notes	10.500%	01/15/20	TRY	6,285	1,783,797
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		1,950	2,071,875
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	44,932	1,612,150

TOTAL FOREIGN GOVERNMENT BONDS (cost $214,602,806)					208,025,834

LOAN PARTICIPATION NOTES(c) — 0.4%
LSTAR Securities Financing Vehicle^	3.224%	06/16/25		7,660	7,584,931
LSTAR Securities Financing Vehicle^	3.724%	05/10/25		7,665	7,598,015

TOTAL LOAN PARTICIPATION NOTES (cost $15,067,700)					15,182,946

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS — 2.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Arizona — 0.0%
Arizona Health Facilities Authority, Revenue Bonds	1.579%	(c)	01/01/37	360	$316,541
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		12/01/36	270	314,634

					631,175

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40	820	1,151,378
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50	1,340	2,050,401
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33	290	341,052
California Housing Finance Agency, Revenue Bonds	3.656%		02/01/29	490	492,029
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%		11/21/45	260	277,425
Chino Valley Unified School District, General Obligation Unlimited	5.250%		08/01/47	540	647,654
City of Riverside CA Electric, Revenue Bonds, BABs	7.605%		10/01/40	300	442,515
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34	165	212,997
Eastern Municipal Water District Financing Authority, Revenue Bonds	5.000%		07/01/47	390	459,557
Golden State Tobacco Securitization Corp., Revenue Bonds	5.125%		06/01/47	1,140	1,135,622
Golden State Tobacco Securitization Corp., Revenue Bonds	5.750%		06/01/47	200	201,448
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42	1,075	1,549,172
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds	5.000%		07/01/38	200	237,962
Los Angeles Department of Water, Revenue Bonds	5.000%		07/01/44	1,240	1,456,058
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%		07/01/50	285	419,979
Los Angeles Unified School District, General Obligation Unlimited	5.000%		07/01/26	390	488,701
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34	1,150	1,453,416
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41	730	1,009,641
Oxnard School District, General Obligation Unlimited	5.000%		08/01/45	260	301,280
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%		05/15/49	740	1,005,297
San Diego County Regional Transportation Commission, Revenue Bonds	5.000%		04/01/48	770	896,118
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%		05/15/39	275	321,065
San Francisco Bay Area Rapid Transit District, General Obligation Unlimited	5.000%		08/01/36	240	289,862
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%		05/01/41	380	431,330
State of California, General Obligation Unlimited	5.000%		08/01/26	970	1,206,496
State of California, General Obligation Unlimited	5.000%		09/01/27	250	307,288

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
California (continued)
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	205	$299,774
State of California, General Obligation Unlimited, BABs	7.350%		11/01/39	330	484,311
State of California, General Obligation Unlimited, BABs	7.500%		04/01/34	4,075	5,917,715
State of California, General Obligation Unlimited, BABs	7.550%		04/01/39	305	465,424
University of California, Revenue Bonds	3.063%		07/01/25	390	392,796
University of California, Revenue Bonds	4.767%		05/15/2115	840	850,391

					27,196,154

Colorado — 0.1%
Board of Water Commissioners City & County of Denver (The), Revenue Bonds	5.000%		09/15/47	790	937,185
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%		08/01/46	380	443,000
Colorado Health Facilities Authority, Revenue Bonds	5.250%		02/01/31	190	200,583
Weld County School District No RE-4, General Obligation Unlimited	5.250%		12/01/41	330	392,915

					1,973,683

Connecticut — 0.0%
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%		07/01/45	560	630,252
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%		07/01/45	380	416,704

					1,046,956

District of Columbia — 0.1%
District of Columbia, General Obligation Unlimited	5.000%		06/01/34	590	703,422
District of Columbia, General Obligation Unlimited	5.000%		06/01/36	700	829,892
District of Columbia, Revenue Bonds, BABs	5.591%		12/01/34	605	748,095
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%		10/01/52	580	668,682
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds	4.300%	(s)	10/01/39	200	82,752
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%		10/01/46	285	415,524

					3,448,367

Florida — 0.1%
County of Miami-Dade, General Obligation Unlimited	5.000%		07/01/35	240	280,512
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	2.504%		10/01/24	600	580,998
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	5.000%		10/01/38	435	491,041
County Of Orange FL Tourist Development Tax Revenue, Revenue Bonds	5.000%		10/01/28	280	351,943
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%		04/01/50	320	353,834

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Florida (continued)
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	$244,654

				2,302,982

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/37	330	391,496
Municipal Electric Authority of Georgia, Revenue Bonds	5.000%	01/01/20	370	399,889
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	448,070
State of Georgia, General Obligation Unlimited	5.000%	07/01/26	210	263,939
State of Georgia, General Obligation Unlimited	5.000%	02/01/28	390	487,399
State of Georgia, General Obligation Unlimited	5.000%	02/01/29	390	482,836
State of Georgia, General Obligation Unlimited	5.000%	02/01/30	390	478,483
State of Georgia, General Obligation Unlimited	5.000%	02/01/31	400	487,408
State of Georgia, General Obligation Unlimited	5.000%	02/01/32	400	484,752
State of Georgia, General Obligation Unlimited	5.000%	02/01/33	400	482,492

				4,406,764

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,923,233

Kansas — 0.0%
State of Kansas Department of Transportation, Revenue Bonds	5.000%	09/01/35	200	235,600

Maryland — 0.0%
State of Maryland, General Obligation Unlimited	5.000%	03/15/29	380	472,690

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/28	210	265,192
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	185	228,801
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	349,701
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	326,169
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	278,943
University of Massachusetts Building Authority, Revenue Bonds	5.000%	11/01/31	300	354,873

				1,803,679

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds	5.250%	07/01/33	300	362,376
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	212,925
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	288,389

				863,690

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	398,750

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	600	$592,752
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	246,055

				838,807

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/23	200	236,682
Clark County School District, General Obligation Ltd.	5.000%	06/15/24	240	288,024
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	175	210,061
County of Clark Department of Aviation, Revenue Bonds	5.000%	07/01/21	370	418,433
County of Clark NV, Revenue Bonds	5.000%	07/01/28	290	362,694

				1,515,894

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	247,041
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	796,065
Tobacco Settlement Financing Corp., Revenue Bonds	5.000%	06/01/41	430	421,400

				1,464,506

New Mexico — 0.0%
University of New Mexico (The), Revenue Bonds	5.000%	06/01/47	350	405,111

New York — 0.5%
Brooklyn Arena Local Development Corp., Revenue Bonds	5.000%	07/15/42	590	660,747
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	670,956
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/35	380	449,160
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	443,817
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/47	440	515,376
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	470	547,480
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	300	356,208
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	416,886
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	600,555
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	450	608,693
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	964,363
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/35	230	268,566
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	257,270

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/43	890	$1,034,091
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	2.280%	05/01/26	310	289,568
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.000%	08/01/31	120	142,957
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	1,850	2,151,051
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	456,042
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	242,237
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	624,802
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/27	220	272,932
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/28	220	270,494
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/29	580	709,050
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	238,762
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	408,352
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	534,219
New York State Environmental Facilities Corp., Revenue Bonds	5.000%	06/15/46	750	884,663
New York State Urban Development Corp., Revenue Bonds	2.860%	03/15/24	1,175	1,186,727
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/25	135	165,110
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/27	180	223,906
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	380	412,182
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,000	1,094,340
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	936,979
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	496,164
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	825,083

				20,359,788

North Carolina — 0.0%
County of Guilford NC, General Obligation Unlimited	5.000%	05/01/25	190	235,560
County of Guilford NC, General Obligation Unlimited	5.000%	05/01/27	190	240,926
County of Guilford NC, General Obligation Unlimited	5.000%	05/01/28	190	238,798
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	529,170

				1,244,454

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	$267,986
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,070	1,042,030
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds	5.000%	12/01/31	180	219,137
State of Ohio, General Obligation Unlimited	5.000%	05/01/27	390	473,312
State of Ohio, General Obligation Unlimited	5.000%	05/01/30	270	322,207
State of Ohio, General Obligation Unlimited	5.000%	03/15/32	540	631,600
State of Ohio, General Obligation Unlimited	5.000%	05/01/32	360	425,077
State of Ohio, General Obligation Unlimited	5.000%	05/01/34	240	281,146
State of Ohio, General Obligation Unlimited	5.000%	05/01/35	240	280,404
State of Ohio, General Obligation Unlimited	5.000%	05/01/36	580	676,303
State of Ohio, General Obligation Unlimited	5.000%	05/01/37	440	512,380

				5,131,582

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd.	4.759%	06/30/28	1,005	1,111,068
Oregon State Lottery, Revenue Bonds	5.000%	04/01/30	300	366,363
Oregon State Lottery, Revenue Bonds	5.000%	04/01/35	250	297,115
Oregon State Lottery, Revenue Bonds	5.000%	04/01/36	220	260,841
Oregon State Lottery, Revenue Bonds	5.000%	04/01/37	220	260,429
State of Oregon, General Obligation Unlimited	5.000%	08/01/42	800	947,520

				3,243,336

Pennsylvania — 0.1%
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	540	559,040
Geisinger Authority, Revenue Bonds	5.000%	02/15/45	420	480,690
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	233,625
Pennsylvania State University, Revenue Bonds	5.000%	09/01/42	430	505,289

				1,778,644

Puerto Rico — 0.2%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	8,935	5,416,844

South Carolina — 0.1%
Horry County School District, General Obligation Unlimited	5.000%	03/01/25	215	263,222
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	636	600,308
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	431,500
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	436,264

				1,731,294

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds	5.000%	07/01/46	400	449,276

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Texas — 0.2%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	$224,790
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	226,138
City of Houston TX Combined Utility System Revenue, Revenue Bonds	5.000%	11/15/35	260	304,764
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	820	1,047,845
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	459,124
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	616,367
Lone Star College System, General Obligation Ltd.	5.000%	08/15/42	550	642,857
New Caney Independent School District, General Obligation Unlimited	5.000%	02/15/47	390	455,442
Northwest Independent School District, General Obligation Unlimited	5.000%	02/15/42	480	555,624
State of Texas, General Obligation Unlimited	5.000%	08/01/42	290	342,919
Texas A&M University, Revenue Bonds	2.756%	05/15/26	1,055	1,048,892
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	468,223
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	152,191
Texas Water Development Board, Revenue Bonds	5.000%	10/15/40	330	382,318
Texas Water Development Board, Revenue Bonds	5.000%	10/15/45	290	334,585
University of Houston, Revenue Bonds	5.000%	02/15/33	220	257,957
University of Houston, Revenue Bonds	5.000%	02/15/34	200	233,502
University of Houston, Revenue Bonds	5.000%	02/15/35	460	535,523
University of Houston, Revenue Bonds	5.000%	02/15/36	600	697,014

				8,986,075

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	475	542,018
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	250	290,783

				832,801

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	241,492
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	195,550
University of Virginia, Revenue Bonds	5.000%	04/01/44	550	653,653
University of Virginia, Revenue Bonds	5.000%	04/01/46	380	450,900

				1,541,595

Washington — 0.1%
Grant County Public Utility District No 2, Revenue Bonds	4.584%	01/01/40	160	165,574
Port of Seattle WA, General Obligation Ltd.	5.000%	01/01/33	190	227,468
Port of Seattle WA, General Obligation Ltd.	5.000%	01/01/37	190	224,838
Port of Seattle WA, General Obligation Ltd.	5.000%	01/01/38	190	224,491
Port of Seattle WA, General Obligation Ltd.	5.000%	01/01/39	190	224,143
Port of Seattle WA, General Obligation Ltd.	5.000%	01/01/42	390	459,018

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Washington (continued)
State of Washington, General Obligation Unlimited	5.000%		07/01/28	150	$179,763
State of Washington, General Obligation Unlimited	5.000%		08/01/28	240	292,618
State of Washington, General Obligation Unlimited	5.000%		08/01/29	240	289,776
State of Washington, General Obligation Unlimited	5.000%		08/01/30	240	288,547

					2,576,236

West Virginia — 0.0%
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/19	220	234,549
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	263,374
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	269,693
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	298,342
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	250,423
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	272,095

					1,588,476

Wisconsin — 0.1%
State of Wisconsin, General Obligation Unlimited	5.000%		11/01/27	390	487,492
State of Wisconsin, Revenue Bonds	3.154%		05/01/27	1,010	1,014,565
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		12/15/44	180	197,462

					1,699,519

TOTAL MUNICIPAL BONDS (cost $106,638,686)					107,507,961

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.598%	(c)	09/25/35	1,823	1,694,716
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	1,035	1,042,161
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,713	1,987,230
Alternative Loan Trust, Series 2007-OA2, Class 1A1	1.572%	(c)	03/25/47	2,234	1,722,276
Alternative Loan Trust, Series 2007-OA7, Class A1A	1.396%	(c)	05/25/47	3,150	2,939,281
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.652%	(c)	11/25/46	171	90,704
American Home Mortgage Assets Trust, Series 2007-1, Class A1	1.432%	(c)	02/25/47	245	159,337
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 144A	3.500%		07/25/46	572	574,344
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%		11/25/45	129	129,421
APS Resecuritization Trust, Series 2016-3, Class 3A, 144A	3.874%	(c)	09/27/46	2,162	2,191,140

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
APS Resecuritization Trust, Series 2016-3, Class 4A, 144A	3.624%	(c)	04/27/47	618	$620,299
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000%	(c)	03/28/57	691	699,352
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.042%	(c)	03/26/37	983	964,494
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.679%	(c)	07/25/34	809	784,615
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	3.421%	(c)	01/26/36	2,789	2,531,949
COLT LLC, Series 2015-1, Class A1V, 144A	4.216%	(c)	12/26/45	221	220,317
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,896	2,689,675
CSMC Trust, Series 2014-9R, Class 9A1, 144A	1.144%	(c)	08/27/36	484	426,006
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	749	749,115
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	1.406%	(c)	08/25/47	5,543	5,085,063
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510%	(c)	07/25/36	202	168,832
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2	5.466%	(c)	01/25/29	1,240	1,368,800
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2	5.666%	(c)	01/25/29	1,260	1,389,589
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2	5.466%	(c)	04/25/29	996	1,098,184
Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M2	5.566%	(c)	04/25/29	72	78,879
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1	6.966%	(c)	07/25/29	394	448,493
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766%	(c)	07/25/29	890	939,883
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216%	(c)	10/25/29	1,340	1,376,108
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2	4.066%	(c)	11/25/29	1,630	1,652,910
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.542%	(c)	12/25/42	335	364,942
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	703	772,099
Fannie Mae REMICS, Series 2003-119, Class FK	1.716%	(c)	05/25/18	199	198,915
Fannie Mae REMICS, Series 2004-92, Class F	1.516%	(c)	08/25/34	1,232	1,234,219
Fannie Mae REMICS, Series 2005-59, Class DQ	13.960%	(c)	05/25/35	947	1,144,859
Fannie Mae REMICS, Series 2006-118, Class A1	1.276%	(c)	12/25/36	516	507,969
Fannie Mae REMICS, Series 2007-73, Class A1	1.276%	(c)	07/25/37	1,059	1,039,260
Fannie Mae REMICS, Series 2008-15, Class AS	2.692%	(c)	08/25/36	800	1,393,649
Fannie Mae REMICS, Series 2010-95, Class FB	1.616%	(c)	09/25/40	1,861	1,863,799
Fannie Mae REMICS, Series 2012-3, Class FP	1.616%	(c)	03/25/39	437	438,392
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	7,492	7,501,639
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,604,753
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	752,969
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,311,754
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	939,346
Fannie Mae REMICS, Series 2016-26, Class KL	4.500%	(c)	11/25/42	1,770	1,650,025
Fannie Mae REMICS, Series 2016-32, Class GT	4.500%	(c)	01/25/43	1,605	1,527,222

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	2.092%	(c)	07/25/44	675	$683,949
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.892%	(c)	10/25/44	636	644,656
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	1.256%	(c)	12/25/36	1,464	1,456,494
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,598,506
Freddie Mac REMICS, Series 3785, Class LS	7.582%	(c)	01/15/41	1,626	1,819,983
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	1,154	1,164,543
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,281,400
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	530,613
Freddie Mac REMICS, Series 4238, Class FD	1.459%	(c)	02/15/42	2,824	2,819,357
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	1,016,216
Freddie Mac REMICS, Series 4493, Class SM	4.262%	(c)	07/15/45	1,647	1,510,783
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,291,867
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	10,870	10,819,808
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B	12.716%	(c)	01/25/25	244	334,384
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B	9.166%	(c)	05/25/25	247	285,579
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3	5.016%	(c)	03/25/29	800	866,281
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M3	5.066%	(c)	03/25/29	850	919,931
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.466%	(c)	07/25/29	770	803,231
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1	6.366%	(c)	10/25/29	530	578,147
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2	4.666%	(c)	10/25/29	1,020	1,077,221
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2	4.766%	(c)	08/25/29	500	528,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2	3.809%	(c)	12/25/29	1,610	1,613,013
Government National Mortgage Assoc., Series 2004-2, Class FH	1.472%	(c)	01/16/34	2,688	2,691,166
Government National Mortgage Assoc., Series 2012-H08, Class FA	1.593%	(c)	01/20/62	9,349	9,378,330
Government National Mortgage Assoc., Series 2012-H10, Class FA	1.543%	(c)	12/20/61	1,105	1,105,829
Government National Mortgage Assoc., Series 2012-H20, Class BA	1.553%	(c)	09/20/62	6,764	6,776,343
Government National Mortgage Assoc., Series 2012-H29, Class FA	1.508%	(c)	10/20/62	1,279	1,278,192
Government National Mortgage Assoc., Series 2012-H31, Class FD	1.333%	(c)	12/20/62	1,585	1,573,828
Government National Mortgage Assoc., Series 2013-H18, Class EA	1.493%	(c)	07/20/63	2,637	2,634,893
Government National Mortgage Assoc., Series 2013-H18, Class FA	1.493%	(c)	06/20/63	4,940	4,940,728
Government National Mortgage Assoc., Series 2014-H11, Class VA	1.493%	(c)	06/20/64	2,976	2,969,854
Government National Mortgage Assoc., Series 2014-H17, Class FC	1.493%	(c)	07/20/64	1,048	1,046,027
Government National Mortgage Assoc., Series 2015-H05, Class FA	1.293%	(c)	04/20/61	5,031	5,030,706
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,029	5,916,278

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc., Series 2015-H11, Class FA	1.243%	(c)	04/20/65	1,032	$1,031,637
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.935%	(c)	01/20/66	9,095	874,124
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.511%	(c)	10/20/65	1,066	1,182,310
Government National Mortgage Assoc., Series 2016-H19, Class FC	1.393%	(c)	08/20/66	1,299	1,297,046
Government National Mortgage Assoc., Series 2016-H19, Class FE	1.363%	(c)	06/20/61	710	710,385
Government National Mortgage Assoc., Series 2016-H19, Class FJ	1.393%	(c)	09/20/63	1,808	1,800,842
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.718%	(c)	10/25/33	910	902,844
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	1.566%	(c)	01/25/35	476	417,961
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	1.566%	(c)	03/25/35	578	510,577
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 144A	1.566%	(c)	01/25/36	438	373,344
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,779	2,291,448
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 144A	3.000%	(c)	05/25/47	2,069	2,085,909
JPMorgan Resecuritization Trust, Series 2015-3, Class 1A7, 144A	1.144%	(c)	06/26/37	436	409,218
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.227%	(c)	09/01/21	2,545	2,546,375
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-2, Class A1, 144A	3.227%	(c)	02/01/22	2,672	2,673,559
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	3.227%	(c)	04/01/22	2,956	2,987,293
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	3.227%	(c)	11/01/21	1,994	1,992,714
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	3.154%	(c)	05/25/33	1,170	1,168,129
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	1,316	1,318,276
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(c)	09/25/57	2,322	2,334,304
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 144A	1.329%	(c)	04/16/36	2,636	2,236,346
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	1.544%	(c)	11/26/35	420	381,258
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	1.616%	(c)	09/25/35	63	55,302
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	10,450	6,368,989
Residential Funding Mortgage Securities I Trust, Series 2005-SA4, Class 1A21	3.526%	(c)	09/25/35	2,838	2,355,624
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.143%	(c)	01/25/35	2,055	2,012,607
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	2.948%	(c)	10/25/46	3,781	3,567,760
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A	1.932%	(c)	11/25/42	155	146,194
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500%		05/25/36	581	486,076

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.029%	(c)	12/25/34	899	$907,607

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $192,217,646)					190,481,722

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.8%
Federal Home Loan Mortgage Corp.	2.500%		02/01/30	390	392,081
Federal Home Loan Mortgage Corp.	2.500%		04/01/30	424	427,440
Federal Home Loan Mortgage Corp.	2.500%		05/01/30	700	704,976
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	180	181,654
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	172	173,738
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	54	54,087
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	40	40,036
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	733	738,119
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	558	562,514
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	1,119	1,126,163
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	548	551,494
Federal Home Loan Mortgage Corp.	2.500%		TBA	8,880	8,930,642
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	313	321,597
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	225	231,208
Federal Home Loan Mortgage Corp.	3.000%		02/01/30	1,794	1,845,370
Federal Home Loan Mortgage Corp.	3.000%		06/01/30	952	979,529
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	832	855,844
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	95	97,864
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	172	176,842
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	117	120,544
Federal Home Loan Mortgage Corp.	3.000%		12/01/42	1,833	1,839,859
Federal Home Loan Mortgage Corp.	3.000%		06/01/46	126	125,504
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	7,659	7,651,739
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	791	791,595
Federal Home Loan Mortgage Corp.	3.000%		10/01/46	777	776,773
Federal Home Loan Mortgage Corp.	3.000%		11/01/46	5,529	5,520,900
Federal Home Loan Mortgage Corp.	3.000%		11/01/46	1,365	1,362,887
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	2,934	2,940,868
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	1,803	1,801,657
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	953	951,093
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	738	739,195
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	731	731,613
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	366	367,094
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	317	317,531
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	191	192,146
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	19,623	19,593,312
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,419	1,417,250
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,341	1,338,621
Federal Home Loan Mortgage Corp.	3.000%		02/01/47	23,073	23,038,261
Federal Home Loan Mortgage Corp.	3.000%		02/01/47	2,293	2,289,691
Federal Home Loan Mortgage Corp.	3.000%		03/01/47	26,633	26,592,451
Federal Home Loan Mortgage Corp.	3.000%		04/01/47	22,029	21,995,278
Federal Home Loan Mortgage Corp.	3.000%		TBA	7,035	7,224,066
Federal Home Loan Mortgage Corp.	3.301%	(c)	11/01/35	95	100,335
Federal Home Loan Mortgage Corp.	3.500%		09/01/30	1,112	1,163,620
Federal Home Loan Mortgage Corp.	3.500%		02/01/31	219	229,411
Federal Home Loan Mortgage Corp.	3.500%		04/01/31	79	82,823
Federal Home Loan Mortgage Corp.	3.500%		10/01/41	896	924,501
Federal Home Loan Mortgage Corp.	3.500%		08/01/42	2,758	2,848,874
Federal Home Loan Mortgage Corp.	3.500%		08/01/42	180	186,089
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	99	102,021

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	3,139	$3,239,469
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	208	214,326
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	280	288,636
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	29,903	30,931,197
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	699	721,625
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,996	2,067,429
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	106	110,525
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	544	561,226
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	688	709,394
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,694	1,742,111
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	516	532,095
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	560	577,707
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,431	1,481,566
Federal Home Loan Mortgage Corp.	3.500%	TBA	1,400	1,435,619
Federal Home Loan Mortgage Corp.	3.500%	TBA	1,672	1,718,021
Federal Home Loan Mortgage Corp.	3.500%	TBA	2,416	2,516,228
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	182	192,042
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,312	1,385,295
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	12	12,319
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	472	501,839
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	117	124,410
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	45	47,534
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	821	869,235
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,107	1,171,734
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	200	211,135
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	163	172,761
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	726	768,518
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	409	433,648
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	60	63,390
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	117	124,088
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	2,451	2,596,386
Federal Home Loan Mortgage Corp.	4.000%	TBA	16,976	17,819,692
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	1,180	1,279,726
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	605	650,529
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	162	174,286
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	49	52,970
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	542	582,962
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	509	547,599
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	917	985,473
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	885	950,804
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,309	1,412,339
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	243	264,697
Federal Home Loan Mortgage Corp.	4.500%	10/01/44	301	324,615
Federal Home Loan Mortgage Corp.	4.500%	TBA	4,448	4,759,202
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	3,458	3,780,758
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	78	87,555
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	33	36,519
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	33	36,539
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	16	17,477
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	39	43,859
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	16	17,895
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	14	15,284
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	10	10,983
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	19	20,677
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	16	17,826
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	3	2,928
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2,602	2,893,254
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	3	2,783
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,693	1,884,923

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	499	$552,979
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	515	573,162
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	678	754,674
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	664	739,550
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	359	399,463
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	769	856,989
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	266	299,363
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	3	3,141
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,566
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	3	3,590
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	11	12,224
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	8	8,918
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	303	343,809
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	7	8,031
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	41	46,472
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	2	2,685
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	42	47,702
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	24	27,260
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	34	38,477
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	1,152	1,301,863
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	2	2,440
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	1,367
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	16	18,058
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	2	2,817
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	43	48,440
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	10	10,991
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	3	2,930
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	41	46,399
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	19	21,196
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	9	10,363
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	1	1,621
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	3,176	3,587,964
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	491	557,179
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	3	3,434
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	52	58,439
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	30	33,859
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	25	28,205
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	25	27,910
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	19	21,254
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	5	5,490
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	62	69,523
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	11	11,888
Federal Home Loan Mortgage Corp.	6.000%	06/01/38	1	1,576
Federal Home Loan Mortgage Corp.	6.000%	07/01/38	60	67,307
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	442	498,123
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	10	10,695
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	8	9,105
Federal Home Loan Mortgage Corp.	6.000%	08/01/38	8	8,634
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	27	30,097
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	1	915
Federal Home Loan Mortgage Corp.	6.000%	10/01/38	12	14,135
Federal Home Loan Mortgage Corp.	6.000%	11/01/38	5	5,222
Federal Home Loan Mortgage Corp.	6.000%	01/01/39	1,393	1,568,883
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	22	24,319
Federal Home Loan Mortgage Corp.	6.000%	09/01/39	3	2,918
Federal Home Loan Mortgage Corp.	6.000%	10/01/39	32	36,458
Federal Home Loan Mortgage Corp.	6.000%	03/01/40	35	39,363
Federal Home Loan Mortgage Corp.	6.000%	04/01/40	769	872,646
Federal Home Loan Mortgage Corp.	6.000%	05/01/40	3	3,035

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	05/01/26	530	$520,171
Federal National Mortgage Assoc.	2.500%	04/01/30	223	225,058
Federal National Mortgage Assoc.	2.500%	05/01/30	436	439,759
Federal National Mortgage Assoc.	2.500%	07/01/30	206	207,659
Federal National Mortgage Assoc.	2.500%	08/01/30	851	858,503
Federal National Mortgage Assoc.	2.500%	08/01/30	443	447,369
Federal National Mortgage Assoc.	2.500%	08/01/30	342	344,729
Federal National Mortgage Assoc.	2.500%	09/01/30	497	501,217
Federal National Mortgage Assoc.	2.500%	09/01/30	414	418,003
Federal National Mortgage Assoc.	2.500%	11/01/30	507	509,860
Federal National Mortgage Assoc.	2.500%	11/01/30	496	499,906
Federal National Mortgage Assoc.	2.500%	11/01/30	489	491,877
Federal National Mortgage Assoc.	2.500%	11/01/30	450	452,690
Federal National Mortgage Assoc.	2.500%	06/01/31	590	593,731
Federal National Mortgage Assoc.	2.500%	07/01/31	1,081	1,088,792
Federal National Mortgage Assoc.	2.500%	07/01/31	708	712,468
Federal National Mortgage Assoc.	2.500%	10/01/31	2,331	2,347,865
Federal National Mortgage Assoc.	2.500%	10/01/31	1,716	1,727,932
Federal National Mortgage Assoc.	2.500%	10/01/31	1,366	1,375,032
Federal National Mortgage Assoc.	2.500%	10/01/31	1,002	1,008,491
Federal National Mortgage Assoc.	2.500%	11/01/31	979	985,605
Federal National Mortgage Assoc.	2.500%	11/01/31	888	894,288
Federal National Mortgage Assoc.	2.500%	11/01/31	745	750,042
Federal National Mortgage Assoc.	2.500%	11/01/31	189	189,749
Federal National Mortgage Assoc.	2.500%	11/01/31	98	98,993
Federal National Mortgage Assoc.	2.500%	11/01/31	92	92,900
Federal National Mortgage Assoc.	2.500%	03/01/32	659	663,063
Federal National Mortgage Assoc.	2.500%	03/01/32	626	629,827
Federal National Mortgage Assoc.	2.500%	03/01/32	505	508,729
Federal National Mortgage Assoc.	2.500%	03/01/32	398	400,852
Federal National Mortgage Assoc.	2.500%	03/01/32	323	325,027
Federal National Mortgage Assoc.	2.590%	09/01/28	1,655	1,582,539
Federal National Mortgage Assoc.	2.690%	04/01/25	290	291,346
Federal National Mortgage Assoc.	2.950%	06/01/31	2,175	2,140,782
Federal National Mortgage Assoc.	3.000%	09/01/29	454	467,593
Federal National Mortgage Assoc.	3.000%	03/01/30	668	687,222
Federal National Mortgage Assoc.	3.000%	04/01/30	7,603	7,823,505
Federal National Mortgage Assoc.	3.000%	04/01/30	579	595,414
Federal National Mortgage Assoc.	3.000%	05/01/30	484	498,167
Federal National Mortgage Assoc.	3.000%	05/01/30	318	327,240
Federal National Mortgage Assoc.	3.000%	07/01/30	442	454,530
Federal National Mortgage Assoc.	3.000%	07/01/30	153	156,953
Federal National Mortgage Assoc.	3.000%	07/01/30	91	93,721
Federal National Mortgage Assoc.	3.000%	08/01/30	2,609	2,684,824
Federal National Mortgage Assoc.	3.000%	08/01/30	1,483	1,526,317
Federal National Mortgage Assoc.	3.000%	08/01/30	822	845,806
Federal National Mortgage Assoc.	3.000%	08/01/30	746	766,508
Federal National Mortgage Assoc.	3.000%	08/01/30	630	648,053
Federal National Mortgage Assoc.	3.000%	08/01/30	612	629,525
Federal National Mortgage Assoc.	3.000%	08/01/30	133	136,955
Federal National Mortgage Assoc.	3.000%	08/01/30	116	119,126
Federal National Mortgage Assoc.	3.000%	08/01/30	59	60,847
Federal National Mortgage Assoc.	3.000%	09/01/30	585	602,372
Federal National Mortgage Assoc.	3.000%	09/01/30	442	454,971
Federal National Mortgage Assoc.	3.000%	09/01/30	260	267,327
Federal National Mortgage Assoc.	3.000%	08/01/31	2,907	2,988,031
Federal National Mortgage Assoc.	3.000%	02/01/32	1,052	1,081,965
Federal National Mortgage Assoc.	3.000%	10/01/36	79	80,588
Federal National Mortgage Assoc.	3.000%	11/01/36	547	555,334

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	11/01/36	232	$235,319
Federal National Mortgage Assoc.	3.000%	12/01/36	2,860	2,904,510
Federal National Mortgage Assoc.	3.000%	12/01/36	655	665,478
Federal National Mortgage Assoc.	3.000%	12/01/36	542	550,788
Federal National Mortgage Assoc.	3.000%	10/01/42	1,813	1,825,659
Federal National Mortgage Assoc.	3.000%	12/01/42	1,598	1,609,487
Federal National Mortgage Assoc.	3.000%	01/01/43	1,934	1,948,092
Federal National Mortgage Assoc.	3.000%	02/01/43	312	313,831
Federal National Mortgage Assoc.	3.000%	03/01/43	310	312,619
Federal National Mortgage Assoc.	3.000%	06/01/43	12,123	12,209,842
Federal National Mortgage Assoc.	3.000%	07/01/43	838	841,398
Federal National Mortgage Assoc.	3.000%	08/01/43	694	696,683
Federal National Mortgage Assoc.	3.000%	08/01/43	35	34,805
Federal National Mortgage Assoc.	3.000%	11/01/44	9,165	9,241,705
Federal National Mortgage Assoc.	3.000%	02/01/45	724	726,149
Federal National Mortgage Assoc.	3.000%	03/01/45	1,609	1,616,411
Federal National Mortgage Assoc.	3.000%	03/01/45	326	327,236
Federal National Mortgage Assoc.	3.000%	04/01/45	432	432,784
Federal National Mortgage Assoc.	3.000%	04/01/45	306	307,147
Federal National Mortgage Assoc.	3.000%	04/01/45	265	265,653
Federal National Mortgage Assoc.	3.000%	05/01/45	4,799	4,810,300
Federal National Mortgage Assoc.	3.000%	05/01/45	371	372,041
Federal National Mortgage Assoc.	3.000%	05/01/45	280	280,943
Federal National Mortgage Assoc.	3.000%	07/01/45	16,191	16,252,188
Federal National Mortgage Assoc.	3.000%	07/01/45	2,841	2,849,399
Federal National Mortgage Assoc.	3.000%	07/01/45	298	299,062
Federal National Mortgage Assoc.	3.000%	06/01/46	1,031	1,034,519
Federal National Mortgage Assoc.	3.000%	06/01/46	574	576,055
Federal National Mortgage Assoc.	3.000%	06/01/46	128	127,902
Federal National Mortgage Assoc.	3.000%	07/01/46	4,187	4,194,220
Federal National Mortgage Assoc.	3.000%	08/01/46	4,846	4,853,922
Federal National Mortgage Assoc.	3.000%	08/01/46	4,384	4,391,515
Federal National Mortgage Assoc.	3.000%	08/01/46	1,286	1,285,384
Federal National Mortgage Assoc.	3.000%	08/01/46	155	155,203
Federal National Mortgage Assoc.	3.000%	09/01/46	3,665	3,670,983
Federal National Mortgage Assoc.	3.000%	09/01/46	1,447	1,452,574
Federal National Mortgage Assoc.	3.000%	09/01/46	1,406	1,410,137
Federal National Mortgage Assoc.	3.000%	09/01/46	1,063	1,065,193
Federal National Mortgage Assoc.	3.000%	09/01/46	819	821,777
Federal National Mortgage Assoc.	3.000%	09/01/46	733	736,244
Federal National Mortgage Assoc.	3.000%	10/01/46	2,314	2,319,160
Federal National Mortgage Assoc.	3.000%	10/01/46	1,795	1,798,387
Federal National Mortgage Assoc.	3.000%	11/01/46	2,350	2,355,632
Federal National Mortgage Assoc.	3.000%	11/01/46	382	383,118
Federal National Mortgage Assoc.	3.000%	11/01/46	146	146,347
Federal National Mortgage Assoc.	3.000%	11/01/46	108	108,355
Federal National Mortgage Assoc.	3.000%	12/01/46	2,299	2,305,583
Federal National Mortgage Assoc.	3.000%	01/01/47	51,082	51,049,527
Federal National Mortgage Assoc.	3.000%	01/01/47	265	266,229
Federal National Mortgage Assoc.	3.000%	02/01/47	1,344	1,348,279
Federal National Mortgage Assoc.	3.000%	02/01/47	1,239	1,238,577
Federal National Mortgage Assoc.	3.000%	02/01/47	488	488,843
Federal National Mortgage Assoc.	3.000%	02/01/47	244	244,134
Federal National Mortgage Assoc.	3.000%	02/01/47	144	144,680
Federal National Mortgage Assoc.	3.000%	03/01/47	7,162	7,157,171
Federal National Mortgage Assoc.	3.000%	03/01/47	4,641	4,638,349
Federal National Mortgage Assoc.	3.000%	03/01/47	947	949,378
Federal National Mortgage Assoc.	3.000%	03/01/47	807	808,574
Federal National Mortgage Assoc.	3.000%	03/01/47	231	230,766

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	17,465	$17,414,442
Federal National Mortgage Assoc.	3.340%	03/01/29	1,196	1,233,701
Federal National Mortgage Assoc.	3.500%	11/01/27	113	117,160
Federal National Mortgage Assoc.	3.500%	11/01/28	926	965,983
Federal National Mortgage Assoc.	3.500%	12/01/28	3,890	4,069,047
Federal National Mortgage Assoc.	3.500%	12/01/28	2,395	2,499,078
Federal National Mortgage Assoc.	3.500%	12/01/28	441	461,445
Federal National Mortgage Assoc.	3.500%	12/01/28	371	386,535
Federal National Mortgage Assoc.	3.500%	02/01/29	2,182	2,279,742
Federal National Mortgage Assoc.	3.500%	02/01/29	1,122	1,169,496
Federal National Mortgage Assoc.	3.500%	03/01/29	814	848,831
Federal National Mortgage Assoc.	3.500%	07/01/29	1,114	1,162,417
Federal National Mortgage Assoc.	3.500%	08/01/30	471	492,606
Federal National Mortgage Assoc.	3.500%	08/01/30	116	121,038
Federal National Mortgage Assoc.	3.500%	02/01/31	1,067	1,115,378
Federal National Mortgage Assoc.	3.500%	02/01/31	524	548,358
Federal National Mortgage Assoc.	3.500%	02/01/31	89	93,079
Federal National Mortgage Assoc.	3.500%	03/01/31	521	543,955
Federal National Mortgage Assoc.	3.500%	03/01/31	389	407,238
Federal National Mortgage Assoc.	3.500%	03/01/31	316	331,477
Federal National Mortgage Assoc.	3.500%	03/01/31	180	188,620
Federal National Mortgage Assoc.	3.500%	01/01/42	179	185,129
Federal National Mortgage Assoc.	3.500%	04/01/42	97	100,073
Federal National Mortgage Assoc.	3.500%	05/01/42	29	30,345
Federal National Mortgage Assoc.	3.500%	06/01/42	57	58,967
Federal National Mortgage Assoc.	3.500%	06/01/42	34	35,478
Federal National Mortgage Assoc.	3.500%	07/01/42	74	76,667
Federal National Mortgage Assoc.	3.500%	08/01/42	126	129,794
Federal National Mortgage Assoc.	3.500%	10/01/42	683	705,310
Federal National Mortgage Assoc.	3.500%	12/01/42	608	627,532
Federal National Mortgage Assoc.	3.500%	12/01/42	152	156,856
Federal National Mortgage Assoc.	3.500%	03/01/43	910	938,344
Federal National Mortgage Assoc.	3.500%	06/01/43	158	163,083
Federal National Mortgage Assoc.	3.500%	07/01/43	608	626,518
Federal National Mortgage Assoc.	3.500%	11/01/43	1,573	1,623,530
Federal National Mortgage Assoc.	3.500%	01/01/44	1,048	1,086,943
Federal National Mortgage Assoc.	3.500%	05/01/44	1,276	1,324,118
Federal National Mortgage Assoc.	3.500%	06/01/44	6,959	7,180,732
Federal National Mortgage Assoc.	3.500%	02/01/45	692	713,861
Federal National Mortgage Assoc.	3.500%	07/01/45	1,652	1,704,813
Federal National Mortgage Assoc.	3.500%	03/01/46	755	778,846
Federal National Mortgage Assoc.	3.500%	05/01/46	497	512,983
Federal National Mortgage Assoc.	3.500%	06/01/46	2,501	2,581,167
Federal National Mortgage Assoc.	3.500%	06/01/46	1,991	2,054,534
Federal National Mortgage Assoc.	3.500%	08/01/46	1,071	1,105,767
Federal National Mortgage Assoc.	3.500%	09/01/46	982	1,013,929
Federal National Mortgage Assoc.	3.500%	09/01/46	23	23,656
Federal National Mortgage Assoc.	3.500%	11/01/46	912	946,401
Federal National Mortgage Assoc.	3.500%	11/01/46	143	148,086
Federal National Mortgage Assoc.	3.500%	11/01/46	63	65,358
Federal National Mortgage Assoc.	3.500%	11/01/46	44	45,895
Federal National Mortgage Assoc.	3.500%	12/01/46	1,811	1,870,530
Federal National Mortgage Assoc.	3.500%	01/01/47	2,740	2,842,595
Federal National Mortgage Assoc.	3.500%	01/01/47	1,053	1,092,470
Federal National Mortgage Assoc.	3.500%	01/01/47	317	327,754
Federal National Mortgage Assoc.	3.500%	01/01/47	172	177,173
Federal National Mortgage Assoc.	3.500%	02/01/47	181	187,373
Federal National Mortgage Assoc.	3.500%	05/01/47	948	979,306
Federal National Mortgage Assoc.	3.500%	TBA	4,000	4,101,371

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%	TBA	34,512	$35,446,560
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,887,501
Federal National Mortgage Assoc.	4.000%	04/01/21	15	15,286
Federal National Mortgage Assoc.	4.000%	04/01/23	9	9,887
Federal National Mortgage Assoc.	4.000%	03/01/24	5	4,714
Federal National Mortgage Assoc.	4.000%	04/01/24	15	15,536
Federal National Mortgage Assoc.	4.000%	05/01/24	5	4,880
Federal National Mortgage Assoc.	4.000%	06/01/24	2,609	2,724,871
Federal National Mortgage Assoc.	4.000%	06/01/24	9	9,767
Federal National Mortgage Assoc.	4.000%	07/01/24	14	14,507
Federal National Mortgage Assoc.	4.000%	08/01/24	21	21,321
Federal National Mortgage Assoc.	4.000%	10/01/24	44	46,201
Federal National Mortgage Assoc.	4.000%	11/01/24	18	18,708
Federal National Mortgage Assoc.	4.000%	12/01/24	34	35,145
Federal National Mortgage Assoc.	4.000%	02/01/25	4	4,082
Federal National Mortgage Assoc.	4.000%	05/01/25	39	41,155
Federal National Mortgage Assoc.	4.000%	05/01/25	28	29,219
Federal National Mortgage Assoc.	4.000%	05/01/25	6	5,962
Federal National Mortgage Assoc.	4.000%	07/01/25	60	61,783
Federal National Mortgage Assoc.	4.000%	07/01/25	20	20,671
Federal National Mortgage Assoc.	4.000%	08/01/25	46	47,981
Federal National Mortgage Assoc.	4.000%	08/01/25	8	7,820
Federal National Mortgage Assoc.	4.000%	08/01/25	6	6,221
Federal National Mortgage Assoc.	4.000%	09/01/25	3	3,632
Federal National Mortgage Assoc.	4.000%	10/01/25	46	48,725
Federal National Mortgage Assoc.	4.000%	10/01/25	5	5,370
Federal National Mortgage Assoc.	4.000%	12/01/25	34	36,054
Federal National Mortgage Assoc.	4.000%	12/01/25	9	9,693
Federal National Mortgage Assoc.	4.000%	12/01/25	3	3,318
Federal National Mortgage Assoc.	4.000%	01/01/26	32	33,194
Federal National Mortgage Assoc.	4.000%	02/01/26	17	17,387
Federal National Mortgage Assoc.	4.000%	03/01/26	57	59,157
Federal National Mortgage Assoc.	4.000%	03/01/26	50	51,935
Federal National Mortgage Assoc.	4.000%	03/01/26	16	16,250
Federal National Mortgage Assoc.	4.000%	03/01/26	14	14,722
Federal National Mortgage Assoc.	4.000%	05/01/26	45	47,337
Federal National Mortgage Assoc.	4.000%	05/01/26	18	18,437
Federal National Mortgage Assoc.	4.000%	08/01/26	19	19,771
Federal National Mortgage Assoc.	4.000%	04/01/27	7	7,619
Federal National Mortgage Assoc.	4.000%	05/01/29	6	6,421
Federal National Mortgage Assoc.	4.000%	10/01/30	24	25,783
Federal National Mortgage Assoc.	4.000%	10/01/31	623	659,224
Federal National Mortgage Assoc.	4.000%	01/01/36	805	851,024
Federal National Mortgage Assoc.	4.000%	05/01/39	26	27,362
Federal National Mortgage Assoc.	4.000%	07/01/39	788	832,199
Federal National Mortgage Assoc.	4.000%	07/01/40	781	824,632
Federal National Mortgage Assoc.	4.000%	08/01/40	1,396	1,474,720
Federal National Mortgage Assoc.	4.000%	08/01/40	20	21,644
Federal National Mortgage Assoc.	4.000%	10/01/40	3,664	3,890,379
Federal National Mortgage Assoc.	4.000%	10/01/40	63	66,373
Federal National Mortgage Assoc.	4.000%	11/01/40	241	254,749
Federal National Mortgage Assoc.	4.000%	12/01/40	1,141	1,204,712
Federal National Mortgage Assoc.	4.000%	12/01/40	168	177,021
Federal National Mortgage Assoc.	4.000%	01/01/41	336	356,520
Federal National Mortgage Assoc.	4.000%	04/01/41	105	110,509
Federal National Mortgage Assoc.	4.000%	09/01/41	2,964	3,127,863
Federal National Mortgage Assoc.	4.000%	09/01/41	1,698	1,792,060
Federal National Mortgage Assoc.	4.000%	09/01/41	267	281,375
Federal National Mortgage Assoc.	4.000%	10/01/41	176	185,847

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	12/01/41	631	$674,580
Federal National Mortgage Assoc.	4.000%	12/01/41	213	227,883
Federal National Mortgage Assoc.	4.000%	02/01/42	646	681,896
Federal National Mortgage Assoc.	4.000%	04/01/42	175	185,206
Federal National Mortgage Assoc.	4.000%	05/01/42	1,146	1,209,553
Federal National Mortgage Assoc.	4.000%	05/01/42	366	386,168
Federal National Mortgage Assoc.	4.000%	06/01/42	402	424,416
Federal National Mortgage Assoc.	4.000%	07/01/42	829	885,385
Federal National Mortgage Assoc.	4.000%	07/01/42	298	314,719
Federal National Mortgage Assoc.	4.000%	08/01/42	200	210,881
Federal National Mortgage Assoc.	4.000%	09/01/42	356	375,833
Federal National Mortgage Assoc.	4.000%	09/01/42	132	139,238
Federal National Mortgage Assoc.	4.000%	12/01/42	991	1,059,036
Federal National Mortgage Assoc.	4.000%	12/01/42	479	505,479
Federal National Mortgage Assoc.	4.000%	01/01/43	627	661,305
Federal National Mortgage Assoc.	4.000%	10/01/43	471	497,144
Federal National Mortgage Assoc.	4.000%	01/01/44	1,199	1,276,844
Federal National Mortgage Assoc.	4.000%	02/01/44	6,859	7,320,631
Federal National Mortgage Assoc.	4.000%	03/01/44	236	250,471
Federal National Mortgage Assoc.	4.000%	07/01/44	143	150,865
Federal National Mortgage Assoc.	4.000%	12/01/44	770	820,278
Federal National Mortgage Assoc.	4.000%	12/01/44	756	805,404
Federal National Mortgage Assoc.	4.000%	12/01/44	49	52,288
Federal National Mortgage Assoc.	4.000%	12/01/44	43	45,454
Federal National Mortgage Assoc.	4.000%	02/01/45	709	753,253
Federal National Mortgage Assoc.	4.000%	02/01/45	395	417,566
Federal National Mortgage Assoc.	4.000%	02/01/45	70	74,758
Federal National Mortgage Assoc.	4.000%	03/01/45	77	82,499
Federal National Mortgage Assoc.	4.000%	03/01/45	68	72,199
Federal National Mortgage Assoc.	4.000%	05/01/45	164	173,747
Federal National Mortgage Assoc.	4.000%	08/01/45	429	451,382
Federal National Mortgage Assoc.	4.000%	10/01/45	1,840	1,960,140
Federal National Mortgage Assoc.	4.000%	10/01/45	534	569,030
Federal National Mortgage Assoc.	4.000%	10/01/45	392	418,414
Federal National Mortgage Assoc.	4.000%	10/01/45	212	225,111
Federal National Mortgage Assoc.	4.000%	10/01/45	202	213,302
Federal National Mortgage Assoc.	4.000%	10/01/45	197	209,526
Federal National Mortgage Assoc.	4.000%	10/01/45	182	193,692
Federal National Mortgage Assoc.	4.000%	10/01/45	164	175,161
Federal National Mortgage Assoc.	4.000%	11/01/45	917	976,846
Federal National Mortgage Assoc.	4.000%	11/01/45	595	632,129
Federal National Mortgage Assoc.	4.000%	12/01/45	1,891	2,008,707
Federal National Mortgage Assoc.	4.000%	12/01/45	577	615,159
Federal National Mortgage Assoc.	4.000%	12/01/45	497	530,416
Federal National Mortgage Assoc.	4.000%	12/01/45	253	267,792
Federal National Mortgage Assoc.	4.000%	01/01/46	642	686,114
Federal National Mortgage Assoc.	4.000%	02/01/46	1,204	1,279,376
Federal National Mortgage Assoc.	4.000%	02/01/46	210	220,934
Federal National Mortgage Assoc.	4.000%	04/01/46	6,860	7,263,759
Federal National Mortgage Assoc.	4.000%	04/01/46	29	30,605
Federal National Mortgage Assoc.	4.000%	06/01/46	2,584	2,734,405
Federal National Mortgage Assoc.	4.000%	06/01/46	198	210,658
Federal National Mortgage Assoc.	4.000%	11/01/46	491	521,780
Federal National Mortgage Assoc.	4.000%	TBA	3,215	3,374,054
Federal National Mortgage Assoc.	4.500%	05/01/22	19	19,570
Federal National Mortgage Assoc.	4.500%	07/01/22	1	610
Federal National Mortgage Assoc.	4.500%	04/01/24	59	62,210
Federal National Mortgage Assoc.	4.500%	08/01/24	4	4,665
Federal National Mortgage Assoc.	4.500%	09/01/24	4	4,235

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	09/01/24	3	$3,430
Federal National Mortgage Assoc.	4.500%	12/01/24	28	29,779
Federal National Mortgage Assoc.	4.500%	02/01/25	9	9,998
Federal National Mortgage Assoc.	4.500%	03/01/25	26	27,225
Federal National Mortgage Assoc.	4.500%	03/01/25	2	2,511
Federal National Mortgage Assoc.	4.500%	04/01/25	51	54,347
Federal National Mortgage Assoc.	4.500%	04/01/25	22	23,262
Federal National Mortgage Assoc.	4.500%	04/01/25	10	10,247
Federal National Mortgage Assoc.	4.500%	04/01/25	6	6,408
Federal National Mortgage Assoc.	4.500%	04/01/25	5	5,052
Federal National Mortgage Assoc.	4.500%	05/01/25	6	6,103
Federal National Mortgage Assoc.	4.500%	05/01/25	4	4,344
Federal National Mortgage Assoc.	4.500%	07/01/25	50	53,220
Federal National Mortgage Assoc.	4.500%	09/01/25	7	7,013
Federal National Mortgage Assoc.	4.500%	09/01/25	2	1,751
Federal National Mortgage Assoc.	4.500%	11/01/35	14	14,994
Federal National Mortgage Assoc.	4.500%	05/01/37	9	9,724
Federal National Mortgage Assoc.	4.500%	04/01/39	14	15,290
Federal National Mortgage Assoc.	4.500%	04/01/39	10	10,334
Federal National Mortgage Assoc.	4.500%	06/01/39	36	39,430
Federal National Mortgage Assoc.	4.500%	08/01/39	99	107,151
Federal National Mortgage Assoc.	4.500%	02/01/40	14,715	15,850,104
Federal National Mortgage Assoc.	4.500%	06/01/40	109	117,686
Federal National Mortgage Assoc.	4.500%	07/01/40	246	265,817
Federal National Mortgage Assoc.	4.500%	08/01/40	47	50,928
Federal National Mortgage Assoc.	4.500%	11/01/40	341	365,617
Federal National Mortgage Assoc.	4.500%	01/01/41	101	108,526
Federal National Mortgage Assoc.	4.500%	03/01/41	30	32,819
Federal National Mortgage Assoc.	4.500%	04/01/41	5	5,049
Federal National Mortgage Assoc.	4.500%	05/01/41	10	10,867
Federal National Mortgage Assoc.	4.500%	05/01/41	10	10,560
Federal National Mortgage Assoc.	4.500%	07/01/41	149	160,884
Federal National Mortgage Assoc.	4.500%	07/01/41	51	55,155
Federal National Mortgage Assoc.	4.500%	08/01/41	353	381,068
Federal National Mortgage Assoc.	4.500%	09/01/41	69	75,174
Federal National Mortgage Assoc.	4.500%	10/01/41	36	39,096
Federal National Mortgage Assoc.	4.500%	01/01/42	23	24,312
Federal National Mortgage Assoc.	4.500%	06/01/42	15	15,640
Federal National Mortgage Assoc.	4.500%	09/01/42	1,644	1,775,506
Federal National Mortgage Assoc.	4.500%	09/01/42	960	1,033,716
Federal National Mortgage Assoc.	4.500%	11/01/42	89	95,537
Federal National Mortgage Assoc.	4.500%	10/01/43	1,039	1,116,306
Federal National Mortgage Assoc.	4.500%	03/01/44	1,363	1,464,255
Federal National Mortgage Assoc.	4.500%	04/01/44	587	639,101
Federal National Mortgage Assoc.	4.500%	05/01/44	507	546,760
Federal National Mortgage Assoc.	4.500%	01/01/45	1,062	1,141,687
Federal National Mortgage Assoc.	4.500%	05/01/45	1,172	1,258,501
Federal National Mortgage Assoc.	4.500%	11/01/45	74	80,169
Federal National Mortgage Assoc.	4.500%	06/01/46	935	1,013,964
Federal National Mortgage Assoc.	4.500%	08/01/46	621	674,591
Federal National Mortgage Assoc.	4.500%	01/01/47	189	202,605
Federal National Mortgage Assoc.	4.500%	TBA	3,100	3,170,719
Federal National Mortgage Assoc.	5.000%	02/01/35	3,773	4,143,323
Federal National Mortgage Assoc.	5.000%	08/01/35	12	12,841
Federal National Mortgage Assoc.	5.000%	09/01/35	162	177,205
Federal National Mortgage Assoc.	5.000%	09/01/35	23	24,903
Federal National Mortgage Assoc.	5.000%	10/01/35	6	6,749
Federal National Mortgage Assoc.	5.000%	03/01/36	10	10,912
Federal National Mortgage Assoc.	5.000%	12/01/36	6	6,885

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.000%	06/01/37	9	$9,613
Federal National Mortgage Assoc.	5.000%	01/01/38	13	14,508
Federal National Mortgage Assoc.	5.000%	12/01/39	10	10,725
Federal National Mortgage Assoc.	5.000%	01/01/40	9	9,838
Federal National Mortgage Assoc.	5.000%	05/01/40	40	43,349
Federal National Mortgage Assoc.	5.000%	05/01/40	13	13,919
Federal National Mortgage Assoc.	5.000%	01/01/41	17	18,206
Federal National Mortgage Assoc.	5.000%	04/01/41	8	9,191
Federal National Mortgage Assoc.	5.000%	05/01/41	6	6,631
Federal National Mortgage Assoc.	5.000%	07/01/41	4,801	5,259,066
Federal National Mortgage Assoc.	5.000%	01/01/42	9	9,853
Federal National Mortgage Assoc.	5.000%	12/01/43	6,962	7,605,578
Federal National Mortgage Assoc.	5.500%	06/01/21	12	12,698
Federal National Mortgage Assoc.	5.500%	06/01/21	2	1,999
Federal National Mortgage Assoc.	5.500%	09/01/21	14	14,568
Federal National Mortgage Assoc.	5.500%	01/01/22	7	7,468
Federal National Mortgage Assoc.	5.500%	03/01/22	9	8,921
Federal National Mortgage Assoc.	5.500%	04/01/22	29	29,874
Federal National Mortgage Assoc.	5.500%	11/01/22	1	547
Federal National Mortgage Assoc.	5.500%	12/01/22	2	1,670
Federal National Mortgage Assoc.	5.500%	12/01/22	1	561
Federal National Mortgage Assoc.	5.500%	04/01/24	8	8,176
Federal National Mortgage Assoc.	5.500%	06/01/24	30	31,835
Federal National Mortgage Assoc.	5.500%	09/01/27	1	1,087
Federal National Mortgage Assoc.	5.500%	07/01/28	20	21,922
Federal National Mortgage Assoc.	5.500%	04/01/30	53	58,993
Federal National Mortgage Assoc.	5.500%	12/01/30	1	972
Federal National Mortgage Assoc.	5.500%	11/01/32	1	1,333
Federal National Mortgage Assoc.	5.500%	12/01/32	22	24,039
Federal National Mortgage Assoc.	5.500%	01/01/33	46	50,988
Federal National Mortgage Assoc.	5.500%	01/01/33	33	36,118
Federal National Mortgage Assoc.	5.500%	04/01/33	40	44,751
Federal National Mortgage Assoc.	5.500%	04/01/33	1	753
Federal National Mortgage Assoc.	5.500%	06/01/33	2	1,854
Federal National Mortgage Assoc.	5.500%	07/01/33	24	27,304
Federal National Mortgage Assoc.	5.500%	09/01/33	13	14,383
Federal National Mortgage Assoc.	5.500%	09/01/33	6	6,145
Federal National Mortgage Assoc.	5.500%	10/01/33	33	36,500
Federal National Mortgage Assoc.	5.500%	11/01/33	23	25,348
Federal National Mortgage Assoc.	5.500%	11/01/33	19	21,308
Federal National Mortgage Assoc.	5.500%	11/01/33	18	19,920
Federal National Mortgage Assoc.	5.500%	11/01/33	8	8,395
Federal National Mortgage Assoc.	5.500%	11/01/33	4	4,782
Federal National Mortgage Assoc.	5.500%	11/01/33	3	3,693
Federal National Mortgage Assoc.	5.500%	12/01/33	29	32,144
Federal National Mortgage Assoc.	5.500%	12/01/33	19	20,705
Federal National Mortgage Assoc.	5.500%	12/01/33	11	12,614
Federal National Mortgage Assoc.	5.500%	01/01/34	14	15,578
Federal National Mortgage Assoc.	5.500%	01/01/34	5	5,529
Federal National Mortgage Assoc.	5.500%	02/01/34	33	36,551
Federal National Mortgage Assoc.	5.500%	02/01/34	7	8,377
Federal National Mortgage Assoc.	5.500%	02/01/34	5	5,753
Federal National Mortgage Assoc.	5.500%	03/01/34	31	35,011
Federal National Mortgage Assoc.	5.500%	03/01/34	5	5,145
Federal National Mortgage Assoc.	5.500%	04/01/34	4	4,084
Federal National Mortgage Assoc.	5.500%	07/01/34	38	42,226
Federal National Mortgage Assoc.	5.500%	07/01/34	2	1,693
Federal National Mortgage Assoc.	5.500%	09/01/34	19	21,654
Federal National Mortgage Assoc.	5.500%	11/01/34	6	6,416

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	12/01/34	17		$19,029
Federal National Mortgage Assoc.	5.500%	12/01/34	7		7,568
Federal National Mortgage Assoc.	5.500%	12/01/34	5		5,059
Federal National Mortgage Assoc.	5.500%	12/01/34	2		1,709
Federal National Mortgage Assoc.	5.500%	02/01/35	44		48,939
Federal National Mortgage Assoc.	5.500%	02/01/35	11		12,756
Federal National Mortgage Assoc.	5.500%	02/01/35	3		3,229
Federal National Mortgage Assoc.	5.500%	03/01/35	51		56,799
Federal National Mortgage Assoc.	5.500%	03/01/35	48		53,519
Federal National Mortgage Assoc.	5.500%	03/01/35	47		52,618
Federal National Mortgage Assoc.	5.500%	03/01/35	21		23,463
Federal National Mortgage Assoc.	5.500%	04/01/35	25		27,887
Federal National Mortgage Assoc.	5.500%	04/01/35	4		4,817
Federal National Mortgage Assoc.	5.500%	05/01/35	14		16,066
Federal National Mortgage Assoc.	5.500%	05/01/35	7		8,297
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,574
Federal National Mortgage Assoc.	5.500%	07/01/35	9		9,769
Federal National Mortgage Assoc.	5.500%	09/01/35	31		34,528
Federal National Mortgage Assoc.	5.500%	09/01/35	7		7,709
Federal National Mortgage Assoc.	5.500%	10/01/35	44		48,762
Federal National Mortgage Assoc.	5.500%	10/01/35	40		44,956
Federal National Mortgage Assoc.	5.500%	10/01/35	18		20,485
Federal National Mortgage Assoc.	5.500%	10/01/35	11		12,822
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,954
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,952
Federal National Mortgage Assoc.	5.500%	11/01/35	30		33,167
Federal National Mortgage Assoc.	5.500%	11/01/35	2		2,159
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,382
Federal National Mortgage Assoc.	5.500%	12/01/35	48		54,015
Federal National Mortgage Assoc.	5.500%	12/01/35	33		36,096
Federal National Mortgage Assoc.	5.500%	12/01/35	27		29,895
Federal National Mortgage Assoc.	5.500%	12/01/35	26		28,739
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,816
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,591
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,350
Federal National Mortgage Assoc.	5.500%	12/01/35	1		810
Federal National Mortgage Assoc.	5.500%	12/01/35	1		659
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,603
Federal National Mortgage Assoc.	5.500%	02/01/36	2		2,174
Federal National Mortgage Assoc.	5.500%	03/01/36	43		48,107
Federal National Mortgage Assoc.	5.500%	03/01/36	12		13,238
Federal National Mortgage Assoc.	5.500%	03/01/36	4		4,354
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	472
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,801
Federal National Mortgage Assoc.	5.500%	07/01/36	2		2,099
Federal National Mortgage Assoc.	5.500%	08/01/36	5		5,630
Federal National Mortgage Assoc.	5.500%	11/01/36	12		13,401
Federal National Mortgage Assoc.	5.500%	11/01/36	9		10,048
Federal National Mortgage Assoc.	5.500%	01/01/37	36		40,702
Federal National Mortgage Assoc.	5.500%	02/01/37	31		34,502
Federal National Mortgage Assoc.	5.500%	04/01/37	37		40,644
Federal National Mortgage Assoc.	5.500%	06/01/37	13		14,892
Federal National Mortgage Assoc.	5.500%	06/01/37	12		12,835
Federal National Mortgage Assoc.	5.500%	08/01/37	32		35,901
Federal National Mortgage Assoc.	5.500%	08/01/37	18		19,716
Federal National Mortgage Assoc.	5.500%	08/01/37	4		4,019
Federal National Mortgage Assoc.	5.500%	08/01/37	2		2,583
Federal National Mortgage Assoc.	5.500%	03/01/38	50		56,131
Federal National Mortgage Assoc.	5.500%	12/01/38	14		15,570

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	01/01/39	165		$183,661
Federal National Mortgage Assoc.	5.500%	09/01/39	16		17,561
Federal National Mortgage Assoc.	5.500%	12/01/39	214		237,758
Federal National Mortgage Assoc.	5.500%	06/01/40	42		46,065
Federal National Mortgage Assoc.	5.500%	TBA	8,135		9,012,055
Federal National Mortgage Assoc.	6.000%	09/01/21	34		35,656
Federal National Mortgage Assoc.	6.000%	10/01/23	17		17,606
Federal National Mortgage Assoc.	6.000%	11/01/28	2		2,437
Federal National Mortgage Assoc.	6.000%	02/01/29	2		2,069
Federal National Mortgage Assoc.	6.000%	03/01/32	2		1,846
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	210
Federal National Mortgage Assoc.	6.000%	05/01/33	1		827
Federal National Mortgage Assoc.	6.000%	01/01/34	35		40,238
Federal National Mortgage Assoc.	6.000%	11/01/35	19		21,778
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,886
Federal National Mortgage Assoc.	6.000%	03/01/36	1		944
Federal National Mortgage Assoc.	6.000%	04/01/36	16		17,720
Federal National Mortgage Assoc.	6.000%	06/01/36	1		884
Federal National Mortgage Assoc.	6.000%	06/01/36	1		663
Federal National Mortgage Assoc.	6.000%	07/01/36	11		12,594
Federal National Mortgage Assoc.	6.000%	07/01/36	1		723
Federal National Mortgage Assoc.	6.000%	08/01/36	36		40,558
Federal National Mortgage Assoc.	6.000%	08/01/36	10		10,958
Federal National Mortgage Assoc.	6.000%	08/01/36	8		9,107
Federal National Mortgage Assoc.	6.000%	08/01/36	1		941
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	471
Federal National Mortgage Assoc.	6.000%	09/01/36	24		26,659
Federal National Mortgage Assoc.	6.000%	09/01/36	19		21,724
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,709
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,282
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,789
Federal National Mortgage Assoc.	6.000%	09/01/36	1		1,604
Federal National Mortgage Assoc.	6.000%	09/01/36	1		824
Federal National Mortgage Assoc.	6.000%	10/01/36	24		26,862
Federal National Mortgage Assoc.	6.000%	10/01/36	23		26,340
Federal National Mortgage Assoc.	6.000%	10/01/36	5		5,273
Federal National Mortgage Assoc.	6.000%	10/01/36	1		859
Federal National Mortgage Assoc.	6.000%	11/01/36	40		45,439
Federal National Mortgage Assoc.	6.000%	11/01/36	20		23,089
Federal National Mortgage Assoc.	6.000%	11/01/36	20		22,442
Federal National Mortgage Assoc.	6.000%	11/01/36	14		16,157
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,309
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,223
Federal National Mortgage Assoc.	6.000%	11/01/36	1		569
Federal National Mortgage Assoc.	6.000%	12/01/36	24		26,670
Federal National Mortgage Assoc.	6.000%	12/01/36	17		19,588
Federal National Mortgage Assoc.	6.000%	12/01/36	12		13,489
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,706
Federal National Mortgage Assoc.	6.000%	12/01/36	2		1,723
Federal National Mortgage Assoc.	6.000%	12/01/36	1		642
Federal National Mortgage Assoc.	6.000%	12/01/36	1		622
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	374
Federal National Mortgage Assoc.	6.000%	01/01/37	3,978		4,517,245
Federal National Mortgage Assoc.	6.000%	01/01/37	31		35,319
Federal National Mortgage Assoc.	6.000%	01/01/37	27		30,934
Federal National Mortgage Assoc.	6.000%	01/01/37	15		16,598
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,703
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,452
Federal National Mortgage Assoc.	6.000%	02/01/37	466		525,464

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	6.000%		02/01/37	28		$31,896
Federal National Mortgage Assoc.	6.000%		03/01/37	87		97,846
Federal National Mortgage Assoc.	6.000%		03/01/37	44		50,615
Federal National Mortgage Assoc.	6.000%		03/01/37	32		36,715
Federal National Mortgage Assoc.	6.000%		03/01/37	—	(r)	472
Federal National Mortgage Assoc.	6.000%		05/01/37	55		61,819
Federal National Mortgage Assoc.	6.000%		05/01/37	29		32,837
Federal National Mortgage Assoc.	6.000%		05/01/37	25		27,999
Federal National Mortgage Assoc.	6.000%		05/01/37	11		11,873
Federal National Mortgage Assoc.	6.000%		05/01/37	4		5,085
Federal National Mortgage Assoc.	6.000%		06/01/37	8		9,244
Federal National Mortgage Assoc.	6.000%		07/01/37	4		3,969
Federal National Mortgage Assoc.	6.000%		08/01/37	25		28,963
Federal National Mortgage Assoc.	6.000%		08/01/37	23		25,555
Federal National Mortgage Assoc.	6.000%		08/01/37	16		18,381
Federal National Mortgage Assoc.	6.000%		08/01/37	1		1,521
Federal National Mortgage Assoc.	6.000%		10/01/37	2		1,710
Federal National Mortgage Assoc.	6.000%		10/01/38	2		2,516
Federal National Mortgage Assoc.	6.500%		10/01/36	1,765		2,023,599
Government National Mortgage Assoc.	1.722%	(c)	05/20/66	1,160		1,170,199
Government National Mortgage Assoc.	3.000%		TBA	50,161		50,666,528
Government National Mortgage Assoc.	3.000%		TBA	4,416		4,462,139
Government National Mortgage Assoc.	3.500%		12/20/41	2,445		2,540,961
Government National Mortgage Assoc.	3.500%		01/15/42	436		452,612
Government National Mortgage Assoc.	3.500%		09/20/42	647		673,073
Government National Mortgage Assoc.	3.500%		01/20/43	624		648,702
Government National Mortgage Assoc.	3.500%		04/15/43	679		704,246
Government National Mortgage Assoc.	3.500%		10/20/46	558		580,559
Government National Mortgage Assoc.	3.500%		10/20/46	469		487,452
Government National Mortgage Assoc.	3.500%		10/20/46	233		242,509
Government National Mortgage Assoc.	3.500%		10/20/46	219		228,199
Government National Mortgage Assoc.	3.500%		10/20/46	190		197,871
Government National Mortgage Assoc.	3.500%		04/20/47	45,627		47,309,115
Government National Mortgage Assoc.	3.500%		TBA	9,542		9,883,541
Government National Mortgage Assoc.	3.500%		TBA	4,060		4,205,430
Government National Mortgage Assoc.	4.000%		07/20/39	660		699,942
Government National Mortgage Assoc.	4.000%		10/20/40	679		721,582
Government National Mortgage Assoc.	4.000%		12/20/40	4,064		4,313,609
Government National Mortgage Assoc.	4.000%		01/15/41	820		864,399
Government National Mortgage Assoc.	4.000%		01/20/41	114		121,104
Government National Mortgage Assoc.	4.000%		03/15/41	579		610,153
Government National Mortgage Assoc.	4.000%		10/20/46	148		156,788
Government National Mortgage Assoc.	4.000%		01/20/47	20,336		21,420,757
Government National Mortgage Assoc.	4.000%		02/20/47	2,384		2,511,238
Government National Mortgage Assoc.	4.000%		06/20/47	3,587		3,786,877
Government National Mortgage Assoc.	4.000%		TBA	1,029		1,082,781
Government National Mortgage Assoc.	4.000%		TBA	3,235		3,403,321
Government National Mortgage Assoc.	4.391%	(c)	04/20/62	2,015		2,079,385
Government National Mortgage Assoc.	4.427%	(c)	05/20/63	1,284		1,353,520
Government National Mortgage Assoc.	4.500%		12/20/39	52		56,393
Government National Mortgage Assoc.	4.500%		01/20/40	65		69,856
Government National Mortgage Assoc.	4.500%		02/20/40	52		55,627
Government National Mortgage Assoc.	4.500%		05/20/40	457		491,424
Government National Mortgage Assoc.	4.500%		06/20/40	292		313,458
Government National Mortgage Assoc.	4.500%		08/20/40	125		135,408
Government National Mortgage Assoc.	4.500%		03/20/41	600		644,887
Government National Mortgage Assoc.	4.500%		07/20/41	219		233,588
Government National Mortgage Assoc.	4.500%		09/20/41	713		765,803
Government National Mortgage Assoc.	4.500%		02/20/42	958		1,028,997

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	4.500%		10/20/44	1,015	$1,079,171
Government National Mortgage Assoc.	4.500%		11/20/44	7,149	7,601,739
Government National Mortgage Assoc.	4.500%	(c)	05/20/63	1,335	1,409,412
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,714,453
Government National Mortgage Assoc.	4.523%	(c)	12/20/64	1,325	1,381,077
Government National Mortgage Assoc.	4.528%	(c)	01/20/63	254	265,300
Government National Mortgage Assoc.	4.543%	(c)	09/20/62	1,381	1,440,139
Government National Mortgage Assoc.	4.549%	(c)	10/20/64	1,698	1,805,555
Government National Mortgage Assoc.	4.576%	(c)	12/20/64	5,193	5,630,444
Government National Mortgage Assoc.	4.586%	(c)	06/20/62	4,092	4,251,236
Government National Mortgage Assoc.	4.598%	(c)	02/20/64	3,041	3,274,685
Government National Mortgage Assoc.	4.658%	(c)	08/20/64	4,525	4,898,703
Government National Mortgage Assoc.	4.674%	(c)	04/20/62	4,372	4,517,424
Government National Mortgage Assoc.	4.694%	(c)	05/20/65	1,497	1,613,455
Government National Mortgage Assoc.	4.700%	(c)	05/20/61	1,533	1,564,865
Government National Mortgage Assoc.	5.000%		04/15/38	184	202,250
Government National Mortgage Assoc.	5.000%		08/15/38	266	292,256
Government National Mortgage Assoc.	5.000%		10/15/38	934	1,026,243
Government National Mortgage Assoc.	5.000%		10/15/38	18	20,025
Government National Mortgage Assoc.	5.000%		12/15/38	356	391,687
Government National Mortgage Assoc.	5.000%		01/15/39	104	114,543
Government National Mortgage Assoc.	5.000%		02/15/39	981	1,075,030
Government National Mortgage Assoc.	5.000%		02/15/39	263	289,718
Government National Mortgage Assoc.	5.000%		02/15/39	244	268,703
Government National Mortgage Assoc.	5.000%		02/15/39	219	240,924
Government National Mortgage Assoc.	5.000%		03/15/39	1,279	1,402,130
Government National Mortgage Assoc.	5.000%		04/15/39	342	373,097
Government National Mortgage Assoc.	5.000%		04/15/39	329	360,956
Government National Mortgage Assoc.	5.000%		05/15/39	997	1,092,959
Government National Mortgage Assoc.	5.000%		05/15/39	259	282,955
Government National Mortgage Assoc.	5.000%		11/15/39	646	707,803
Government National Mortgage Assoc.	5.000%		09/15/40	1,149	1,263,302
Government National Mortgage Assoc.	6.000%		05/15/37	8	8,893
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%		12/15/42	2,340	2,435,727
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,580	6,277,366
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	2,245	2,818,885
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39	3,065	4,015,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $974,833,212)					973,643,481

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bonds(h)(v)	2.875%		11/15/46	38,304	38,514,978
U.S. Treasury Bonds	3.000%		11/15/44	770	794,544
U.S. Treasury Bonds	3.000%		11/15/45	4,450	4,583,326
U.S. Treasury Bonds(h)(v)	3.000%		02/15/47	37,090	38,260,635
U.S. Treasury Bonds(h)(v)	3.000%		05/15/47	26,108	26,944,265
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18	70,955	74,777,157
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	21,355	21,652,832
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45	19,900	19,377,417
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%		02/15/47	18,815	18,493,763
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	57,195	58,966,009
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	11,260	16,638,878
U.S. Treasury Notes	0.625%		06/30/18	27,165	26,992,040
U.S. Treasury Notes	0.750%		10/31/17	28,780	28,747,191
U.S. Treasury Notes	0.750%		02/28/18	8,975	8,947,653
U.S. Treasury Notes	0.750%		07/31/18	11,155	11,089,643
U.S. Treasury Notes	1.125%		02/28/19	7,330	7,302,227
U.S. Treasury Notes	1.250%		12/31/18	14,675	14,651,491

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	1.250%	03/31/19	49,877	$49,769,864
U.S. Treasury Notes	1.250%	04/30/19	46,728	46,613,002
U.S. Treasury Notes(a)(v)	1.250%	05/31/19	45,943	45,831,726
U.S. Treasury Notes	1.375%	01/31/21	1,840	1,820,737
U.S. Treasury Notes	1.375%	04/30/21	14,760	14,571,471
U.S. Treasury Notes(v)	1.500%	04/15/20	76,443	76,389,261
U.S. Treasury Notes(v)	1.500%	05/15/20	51,036	50,978,176
U.S. Treasury Notes	1.625%	03/15/20	76,038	76,278,584
U.S. Treasury Notes(v)	1.750%	05/31/22	32,356	32,166,426
U.S. Treasury Notes(v)	1.875%	03/31/22	48,104	48,132,189
U.S. Treasury Notes(v)	1.875%	04/30/22	48,190	48,180,603
U.S. Treasury Notes(h)	2.000%	04/30/24	27,385	27,180,681
U.S. Treasury Notes(v)	2.000%	05/31/24	18,299	18,151,748
U.S. Treasury Notes	2.000%	06/30/24	27,095	26,855,805
U.S. Treasury Notes	2.000%	11/15/26	62,119	60,570,870
U.S. Treasury Notes(h)	2.125%	03/31/24	27,108	27,128,114
U.S. Treasury Notes	2.250%	11/15/25	4,935	4,936,155
U.S. Treasury Notes	2.250%	02/15/27	53,226	52,978,605
U.S. Treasury Notes(v)	2.375%	05/15/27	14,152	14,241,554

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,141,137,711)				1,139,509,620

			Shares
PREFERRED STOCK — 0.1%
Diversified Financial Services
Citigroup Capital XIII, 7.542%(c) (cost $3,383,280)			127,000	3,299,460

TOTAL LONG-TERM INVESTMENTS (cost $4,302,748,661)				4,308,213,782

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS — 1.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			20,190,675	20,190,675
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $49,652,329; includes $49,617,324 of cash collateral for securities on loan)(b)(w)			49,643,336	49,648,300

TOTAL AFFILIATED MUTUAL FUNDS (cost $69,843,004)				69,838,975

Principal Amount (000)#
BORROWED BOND AGREEMENT(f) — 0.2%
Barclays Capital Group, 0.140%, dated 06/09/17, open, due in the amount of GBP 6,374,036 (cost $8,121,447)	GBP	6,374	8,301,905

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.6%
Federal Home Loan Bank	0.600%	07/07/17	380	$379,958
Federal Home Loan Bank	0.700%	07/07/17	9,160	9,158,983
Federal Home Loan Bank	0.901%	07/31/17	27,240	27,218,807
Federal Home Loan Bank	0.930%	07/07/17	140	139,984
Freddie Mac Discount Notes	0.832%	08/14/17	20,000	19,976,200
Freddie Mac Discount Notes	0.843%	09/08/17	3,000	2,994,249

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $59,876,124)				59,868,181

U.S. TREASURY OBLIGATION(n) — 0.3%
U.S. Treasury Bill (cost 11,794,356)	0.655%	07/06/17	11,795	11,794,257

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
Currency Option United States Dollar vs Japanese Yen, expiring 07/07/17, Strike Price 111.00	Barclays Capital Group	925	13,682
Currency Option United States Dollar vs Mexican Peso, expiring 07/03/17, Strike Price 19.00	Barclays Capital Group	678	—
expiring 07/03/17, Strike Price 20.00	Morgan Stanley	1,694	—
expiring 07/03/17, Strike Price 21.50	Morgan Stanley	575	—
Currency Option United States Dollar vs New Taiwanese Dollar, expiring 09/01/17, Strike Price 30.50	JPMorgan Chase	1,658	12,168
Currency Option United States Dollar vs Russian Ruble, expiring 08/07/17, Strike Price 58.00	Deutsche Bank AG	719	21,267

			47,117

Put Options — 0.0%
90 Day Euro Dollar Futures, expiring 10/13/17, Strike Price $98.00		5,145	218,663
Currency Option Australian Dollar vs United States Dollar, expiring 07/27/17, Strike Price 0.72	JPMorgan Chase	AUD 1,330	103
expiring 07/27/17, Strike Price 0.75	Barclays Capital Group	AUD 1,330	1,475
Currency Option Euro vs Mexican Peso, expiring 07/06/17, Strike Price 20.80	JPMorgan Chase	EUR 926	8,141
expiring 08/29/17, Strike Price 20.50	JPMorgan Chase	EUR 883	9,627
Currency Option Euro vs United States Dollar, expiring 08/25/17, Strike Price 1.12	BNP Paribas	EUR 1,021	3,466
Currency Option United States Dollar vs Brazilian Real, expiring 07/06/17, Strike Price 3.18	Citigroup Global Markets	1,116	23
Currency Option United States Dollar vs Chinese Renminbi, expiring 07/03/17, Strike Price 6.79	Citigroup Global Markets	43,686	96,984
expiring 07/28/17, Strike Price 6.88	JPMorgan Chase	2,229	29,821
expiring 09/01/17, Strike Price 6.80	Deutsche Bank AG	2,229	11,705
Currency Option United States Dollar vs Turkish Lira, expiring 07/03/17, Strike Price 3.50	BNP Paribas	1,349	1,057
expiring 08/25/17, Strike Price 3.52	Citigroup Global Markets	2,225	22,178

			403,243

TOTAL OPTIONS PURCHASED (cost $973,357)			450,360

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

					Value
TOTAL SHORT-TERM INVESTMENTS (cost $150,608,288)					$150,253,678

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BOND AND OPTIONS WRITTEN — 118.0% (cost $4,453,356,949)					4,458,467,460

SECURITIES SOLD SHORT — (6.8)%	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.000%	TBA		35,858	(35,723,533)
Federal Home Loan Mortgage Corp.	3.000%	TBA		39,801	(39,714,217)
Federal Home Loan Mortgage Corp.	5.500%	TBA		7,170	(7,907,815)
Federal National Mortgage Assoc.	2.500%	TBA		4,277	(4,293,768)
Federal National Mortgage Assoc.	3.000%	TBA		34,200	(34,100,997)
Federal National Mortgage Assoc.	3.000%	TBA		72,410	(72,312,344)
Federal National Mortgage Assoc.	3.000%	TBA		3,335	(3,419,157)
Federal National Mortgage Assoc.	3.000%	TBA		2,758	(2,830,613)
Federal National Mortgage Assoc.	3.500%	TBA		3,000	(3,119,121)
Federal National Mortgage Assoc.	3.500%	TBA		7,041	(7,325,941)
Federal National Mortgage Assoc.	4.000%	TBA		1,908	(2,002,394)
Federal National Mortgage Assoc.	4.000%	TBA		1,118	(1,175,254)
Federal National Mortgage Assoc.	4.000%	TBA		1,490	(1,541,219)
Federal National Mortgage Assoc.	4.500%	TBA		2,032	(2,176,978)
Federal National Mortgage Assoc.	5.000%	TBA		10,375	(11,333,067)
Federal National Mortgage Assoc.	6.000%	TBA		7,642	(8,596,404)
Government National Mortgage Assoc.	4.000%	TBA		8,067	(8,477,282)
Government National Mortgage Assoc.	4.500%	TBA		9,061	(9,630,144)

TOTAL SECURITIES SOLD SHORT (proceeds received $256,915,628)					(255,680,248)

BORROWED BOND — (0.2)%
United Kingdom Gilt Inflation Linked (United Kingdom) (proceeds received $7,844,126)	0.125%	03/22/26	GBP	5,066	(8,161,090)

OPTIONS WRITTEN* — (0.0)%	Counterparty		Notional Amount (000)#
Call Options — (0.0)%
Currency Option Euro vs Mexican Peso, expiring 08/29/17, Strike Price 21.50	JPMorgan Chase		EUR	883	(10,401)
Currency Option Turkish Lira vs South African Rand, expiring 07/28/17, Strike Price 3.68	BNP Paribas		TRY	2,646	(15,546)
Currency Option United States Dollar vs Brazilian Real, expiring 07/06/17, Strike Price 3.31	Citigroup Global Markets			1,116	(7,242)
expiring 08/10/17, Strike Price 3.40	Barclays Capital Group			665	(7,221)
Currency Option United States Dollar vs Mexican Peso, expiring 07/03/17, Strike Price 19.00	Morgan Stanley			678	—
expiring 07/03/17, Strike Price 22.60	Goldman Sachs & Co.			1,150	—
Currency Option United States Dollar vs South African Rand, expiring 07/17/17, Strike Price 14.00	Deutsche Bank AG			567	(759)
Currency Option United States Dollar vs Turkish Lira,

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value
Call Options (continued)
expiring 07/27/17, Strike Price 3.65	Citigroup Global Markets		2,225	$(7,975)

				(49,144)

Put Options — (0.0)%
90 Day Euro Dollar Futures, expiring 10/13/17, Strike Price $97.50			2,573	(6,431)
expiring 10/13/17, Strike Price $97.63			5,145	(12,863)
Currency Option Australian Dollar vs United States Dollar, expiring 07/27/17, Strike Price 0.72	Barclays Capital Group	AUD	1,330	(103)
Currency Option United States Dollar vs Brazilian Real, expiring 08/10/17, Strike Price 3.30	Barclays Capital Group		665	(8,161)
Currency Option United States Dollar vs Chinese Renminbi, expiring 07/03/17, Strike Price 6.75	Citigroup Global Markets		43,686	(3,541)
expiring 07/28/17, Strike Price 6.88	Deutsche Bank AG		2,229	(29,821)
Currency Option United States Dollar vs New Taiwanese Dollar, expiring 09/01/17, Strike Price 30.00	JPMorgan Chase		1,658	(6,040)
Currency Option United States Dollar vs South African Rand, expiring 07/17/17, Strike Price 13.00	Deutsche Bank AG		567	(4,486)

				(71,446)

TOTAL OPTIONS WRITTEN (premiums received $406,396)				(120,590)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BOND AND OPTIONS WRITTEN — 111.0% (cost $4,188,190,799)				4,194,505,532
Liabilities in excess of other assets(z) — (11.0)%				(416,989,117)

NET ASSETS — 100.0%				$3,777,516,415

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $26,917,375 and 0.7% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,254,363; cash collateral of $49,617,324 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Borrowed bond agreement is collateralized by United Kingdom Gilt Inflation Linked (coupon rate 0.125%, maturity date 03/22/26), with the aggregate value of $8,161,090.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal amount is less than $500 par.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
241	2 Year U.S. Treasury Notes	Sep. 2017	$52,134,128	$52,082,360	$(51,768)
107	5 Year U.S. Treasury Notes	Sep. 2017	12,636,880	12,608,445	(28,435)
50	10 Year U.K. Gilt	Sep. 2017	8,317,487	8,177,473	(140,014)
241	20 Year U.S. Treasury Bonds	Sep. 2017	36,729,379	37,038,688	309,309

					89,092

Short Positions:
89	90 Day Euro Dollar	Mar. 2019	21,739,363	21,837,263	(97,900)
325	5 Year Euro-Bobl	Sep. 2017	49,027,663	48,886,973	140,690
79	10 Year Euro-Bund.	Sep. 2017	14,721,737	14,605,535	116,202
1,647	10 Year U.S. Treasury Notes	Sep. 2017	208,211,511	206,749,969	1,461,542
123	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	20,268,125	20,402,625	(134,500)

					1,486,034

					$1,575,126

Cash and foreign currency of $2,649,192 has been segregated with Bank of America to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Citigroup Global Markets	AUD	12,640	$9,556,068	$9,704,895	$148,827
Expiring 09/20/17	Credit Suisse First Boston Corp.	AUD	1,078	815,278	827,680	12,402
Expiring 09/20/17	Deutsche Bank AG	AUD	540	407,238	414,608	7,370
Brazilian Real,
Expiring 07/03/17	BNP Paribas	BRL	2,223	669,600	670,571	971
Expiring 07/03/17	Deutsche Bank AG	BRL	1,464	446,400	441,526	(4,874)
Expiring 07/05/17	Morgan Stanley	BRL	2,937	890,000	885,512	(4,488)
Expiring 07/06/17	Goldman Sachs & Co.	BRL	14,634	4,480,000	4,411,142	(68,858)
Expiring 08/02/17	Barclays Capital Group	BRL	4,191	1,261,203	1,255,637	(5,566)
Expiring 08/02/17	BNP Paribas	BRL	2,525	761,421	756,478	(4,943)
Expiring 08/02/17	Goldman Sachs & Co.	BRL	322	98,147	96,461	(1,686)
British Pound,
Expiring 07/05/17	Morgan Stanley	GBP	3,446	4,470,000	4,488,868	18,868
Canadian Dollar,
Expiring 09/20/17	UBS AG	CAD	359	270,000	276,829	6,829
Chilean Peso,
Expiring 07/06/17	Credit Suisse First Boston Corp.	CLP	549,651	819,000	827,862	8,862
Expiring 07/10/17	BNP Paribas	CLP	560,582	825,600	844,227	18,627
Expiring 07/28/17	Bank of New York Mellon	CLP	96,092	144,900	144,637	(263)
Expiring 07/28/17	BNP Paribas	CLP	274,497	414,000	413,170	(830)
Expiring 07/28/17	BNP Paribas	CLP	271,953	410,000	409,342	(658)
Expiring 07/28/17	Goldman Sachs & Co.	CLP	41,185	62,100	61,991	(109)
Chinese Renminbi,
Expiring 07/05/17	Hong Kong & Shanghai Bank	CNH	73,358	10,800,000	10,815,047	15,047
Colombian Peso,
Expiring 07/06/17	Royal Bank of Scotland Group PLC	COP	1,257,320	430,000	412,184	(17,816)
Expiring 07/06/17	UBS AG	COP	1,137,047	389,000	372,755	(16,245)
Expiring 07/07/17	JPMorgan Chase	COP	5,328,840	1,815,000	1,746,663	(68,337)
Expiring 07/07/17	UBS AG	COP	7,824,440	2,665,000	2,564,660	(100,340)
Expiring 08/09/17	Barclays Capital Group	COP	2,188,636	719,000	713,941	(5,059)
Expiring 08/22/17	UBS AG	COP	2,197,562	720,000	715,766	(4,234)
Euro,
Expiring 07/05/17	Morgan Stanley	EUR	3,929	4,480,000	4,489,121	9,121

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/10/17	Deutsche Bank AG	EUR	890	$1,012,999	$1,017,086	$4,087
Expiring 07/10/17	Goldman Sachs & Co.	EUR	890	1,004,624	1,017,086	12,462
Expiring 09/07/17	JPMorgan Chase	EUR	324	365,781	370,848	5,067
Expiring 09/20/17	BNP Paribas	EUR	430	480,497	493,293	12,796
Expiring 09/20/17	Deutsche Bank AG	EUR	270	302,950	309,742	6,792
Expiring 09/20/17	Goldman Sachs & Co.	EUR	7,250	8,270,772	8,317,148	46,376
Expiring 09/20/17	Goldman Sachs & Co.	EUR	6,950	7,867,987	7,972,991	105,004
Hungarian Forint,
Expiring 07/05/17	Deutsche Bank AG	HUF	267,201	984,615	988,348	3,733
Expiring 07/05/17	JPMorgan Chase	HUF	7,305	26,929	27,020	91
Expiring 07/05/17	Morgan Stanley	HUF	915,224	3,369,994	3,385,315	15,321
Expiring 07/05/17	Morgan Stanley	HUF	26,740	98,462	98,907	445
Indonesian Rupiah,
Expiring 07/24/17	BNP Paribas	IDR	11,192,260	839,000	837,374	(1,626)
Expiring 07/24/17	JPMorgan Chase	IDR	25,546,100	1,915,000	1,911,289	(3,711)
Expiring 08/15/17	Bank of New York Mellon	IDR	5,722,625	425,000	427,044	2,044
Expiring 08/15/17	Citigroup Global Markets	IDR	8,100,987	601,633	604,526	2,893
Expiring 08/15/17	Citigroup Global Markets	IDR	5,669,712	421,133	423,095	1,962
Expiring 08/15/17	JPMorgan Chase	IDR	6,320,532	469,300	471,662	2,362
Expiring 08/15/17	JPMorgan Chase	IDR	4,212,095	312,934	314,322	1,388
Japanese Yen,
Expiring 07/05/17	BNP Paribas	JPY	505,673	4,480,000	4,496,900	16,900
Expiring 07/11/17	Goldman Sachs & Co.	JPY	104,131	925,000	926,286	1,286
Expiring 09/20/17	Barclays Capital Group	JPY	31,160	280,000	278,058	(1,942)
Expiring 09/20/17	BNP Paribas	JPY	15,698	140,000	140,082	82
Expiring 09/20/17	BNP Paribas	JPY	15,698	140,000	140,082	82
Malaysian Ringgit,
Expiring 07/17/17	BNP Paribas	MYR	1,838	427,000	427,904	904
Expiring 07/17/17	JPMorgan Chase	MYR	1,873	425,000	436,089	11,089
Expiring 07/17/17	JPMorgan Chase	MYR	934	215,000	217,407	2,407
Expiring 08/17/17	Morgan Stanley	MYR	4,614	1,067,000	1,072,693	5,693
Mexican Peso,
Expiring 07/03/17	Barclays Capital Group	MXN	3,704	204,857	203,983	(874)
Expiring 07/03/17	Deutsche Bank AG	MXN	3,704	204,857	203,959	(898)
Expiring 07/03/17	Morgan Stanley	MXN	5,555	307,286	305,918	(1,368)
Expiring 07/21/17	Barclays Capital Group	MXN	12,968	718,000	711,944	(6,056)
Expiring 07/27/17	Morgan Stanley	MXN	13,066	722,000	716,547	(5,453)
Expiring 09/20/17	Deutsche Bank AG	MXN	5,830	320,000	317,035	(2,965)
New Zealand Dollar,
Expiring 09/20/17	Deutsche Bank AG	NZD	380	276,549	278,038	1,489
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	2,704	320,000	324,378	4,378
Russian Ruble,
Expiring 07/03/17	Deutsche Bank AG	RUB	32,513	563,000	550,944	(12,056)
Expiring 07/05/17	BNP Paribas	RUB	255,892	4,470,000	4,334,242	(135,758)
Expiring 07/06/17	JPMorgan Chase	RUB	53,769	900,800	910,525	9,725
Expiring 07/10/17	Barclays Capital Group	RUB	30,320	514,500	512,984	(1,516)
Expiring 07/10/17	Barclays Capital Group	RUB	30,306	514,500	512,753	(1,747)
Expiring 07/10/17	JPMorgan Chase	RUB	30,440	515,000	515,030	30
Expiring 07/10/17	JPMorgan Chase	RUB	30,388	514,000	514,138	138
Expiring 07/24/17	BNP Paribas	RUB	54,111	900,800	912,728	11,928
Expiring 07/24/17	Deutsche Bank AG	RUB	53,742	900,800	906,498	5,698
Expiring 07/28/17	Deutsche Bank AG	RUB	67,447	1,137,000	1,136,681	(319)
South African Rand,
Expiring 07/05/17	BNP Paribas	ZAR	59,425	4,480,000	4,538,047	58,047
Expiring 07/21/17	Barclays Capital Group	ZAR	6,674	512,949	508,104	(4,845)
Expiring 07/21/17	Barclays Capital Group	ZAR	390	30,000	29,723	(277)
Expiring 07/21/17	BNP Paribas	ZAR	2,656	204,051	202,218	(1,833)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 09/20/17	BNP Paribas	ZAR	2,925	$220,000	$220,491	$491
South Korean Won,
Expiring 09/20/17	Deutsche Bank AG	KRW	248,607	220,000	217,556	(2,444)
Expiring 09/20/17	JPMorgan Chase	KRW	366,016	320,000	320,302	302
Swedish Krona,
Expiring 07/05/17	Deutsche Bank AG	SEK	38,121	4,480,000	4,526,280	46,280
Turkish Lira,
Expiring 07/05/17	BNP Paribas	TRY	15,999	4,480,000	4,540,531	60,531
Expiring 07/05/17	Hong Kong & Shanghai Bank	TRY	3,143	890,000	892,085	2,085
Expiring 07/10/17	Deutsche Bank AG	TRY	1,570	442,976	445,037	2,061
Expiring 07/10/17	Goldman Sachs & Co.	TRY	1,578	445,024	447,173	2,149
Expiring 07/14/17	Goldman Sachs & Co.	TRY	4,112	1,162,784	1,163,807	1,023
Expiring 07/21/17	BNP Paribas	TRY	5,861	1,653,000	1,655,548	2,548
Expiring 07/21/17	Citigroup Global Markets	TRY	2,552	717,000	720,818	3,818
Expiring 07/28/17	BNP Paribas	TRY	1,751	495,869	493,501	(2,368)
Expiring 07/28/17	BNP Paribas	TRY	927	262,394	261,290	(1,104)
Expiring 07/28/17	Goldman Sachs & Co.	TRY	1,751	495,869	493,639	(2,230)
Expiring 07/28/17	Hong Kong & Shanghai Bank	TRY	4,277	1,207,000	1,205,755	(1,245)
Expiring 07/28/17	Hong Kong & Shanghai Bank	TRY	2,002	565,000	564,380	(620)
Expiring 07/28/17	JPMorgan Chase	TRY	1,750	495,869	493,415	(2,454)
Expiring 08/04/17	Deutsche Bank AG	TRY	1,581	444,000	444,621	621
Expiring 09/20/17	BNP Paribas	TRY	794	220,000	220,468	468
Expiring 06/25/18	BNP Paribas	TRY	29,220	7,548,912	7,549,097	185
Expiring 06/25/18	BNP Paribas	TRY	12,290	3,188,328	3,175,186	(13,142)

				$134,872,539	$135,081,567	209,028

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Goldman Sachs & Co.	AUD	6,859	$5,183,964	$5,266,288	$(82,324)
Expiring 09/20/17	Goldman Sachs & Co.	AUD	6,858	5,191,369	5,265,520	(74,151)
Expiring 09/20/17	Goldman Sachs & Co.	AUD	540	410,297	414,607	(4,310)
Brazilian Real,
Expiring 07/03/17	Barclays Capital Group	BRL	1,840	558,000	555,106	2,894
Expiring 07/03/17	Citigroup Global Markets	BRL	1,844	558,000	556,116	1,884
Expiring 07/05/17	JPMorgan Chase	BRL	2,937	890,000	885,512	4,488
Expiring 07/06/17	BNP Paribas	BRL	14,759	4,480,000	4,448,954	31,046
Expiring 08/02/17	BNP Paribas	BRL	7,038	2,108,348	2,108,575	(227)
Expiring 08/02/17	BNP Paribas	BRL	2,238	669,600	670,414	(814)
British Pound,
Expiring 07/05/17	Deutsche Bank AG	GBP	3,459	4,470,000	4,505,867	(35,867)
Expiring 07/17/17	JPMorgan Chase	GBP	565	722,728	736,317	(13,589)
Expiring 09/20/17	JPMorgan Chase	GBP	320	408,771	417,857	(9,086)
Expiring 09/20/17	Morgan Stanley	GBP	220	282,877	287,277	(4,400)
Canadian Dollar,
Expiring 09/20/17	Citigroup Global Markets	CAD	285	220,000	220,148	(148)
Expiring 09/20/17	Hong Kong & Shanghai Bank	CAD	356	270,000	275,180	(5,180)
Expiring 09/20/17	Hong Kong & Shanghai Bank	CAD	355	270,000	273,732	(3,732)
Expiring 09/20/17	JPMorgan Chase	CAD	145	110,000	111,910	(1,910)
Chilean Peso,
Expiring 07/06/17	Royal Bank of Scotland Group PLC	CLP	544,316	819,000	819,825	(825)
Expiring 07/10/17	Deutsche Bank AG	CLP	551,129	825,600	829,991	(4,391)
Chinese Renminbi,
Expiring 07/05/17	Citigroup Global Markets	CNH	73,358	10,800,000	10,815,047	(15,047)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 07/06/17	Credit Suisse First Boston Corp.	COP	2,382,266	$819,000	$780,972	$38,028
Expiring 07/07/17	Barclays Capital Group	COP	4,636,000	1,525,000	1,519,567	5,433
Expiring 07/07/17	BNP Paribas	COP	8,951,189	2,955,000	2,933,981	21,019
Expiring 08/09/17	BNP Paribas	COP	2,109,546	719,000	688,142	30,858
Expiring 08/22/17	Barclays Capital Group	COP	2,151,360	720,000	700,717	19,283
Expiring 08/22/17	Credit Suisse First Boston Corp.	COP	2,182,525	719,000	710,868	8,132
Euro,
Expiring 07/05/17	Deutsche Bank AG	EUR	3,977	4,480,000	4,543,522	(63,522)
Expiring 07/10/17	Citigroup Global Markets	EUR	890	998,859	1,017,087	(18,228)
Expiring 07/17/17	Goldman Sachs & Co.	EUR	890	1,004,987	1,017,487	(12,500)
Expiring 08/11/17	Bank of New York Mellon	EUR	231	251,474	263,866	(12,392)
Expiring 08/11/17	Citigroup Global Markets	EUR	1,092	1,226,898	1,250,091	(23,193)
Expiring 09/07/17	BNP Paribas	EUR	324	365,778	370,848	(5,070)
Expiring 09/20/17	Bank of America	EUR	2,581	2,928,506	2,960,905	(32,399)
Expiring 09/20/17	Barclays Capital Group	EUR	14,200	15,979,402	16,290,139	(310,737)
Expiring 09/20/17	Citigroup Global Markets	EUR	350	395,516	401,517	(6,001)
Expiring 09/20/17	Citigroup Global Markets	EUR	350	393,785	401,518	(7,733)
Expiring 09/20/17	JPMorgan Chase	EUR	270	305,515	309,742	(4,227)
Expiring 02/21/18	Citigroup Global Markets	EUR	66	70,927	76,092	(5,165)
Expiring 02/21/18	Deutsche Bank AG	EUR	112	120,807	130,048	(9,241)
Expiring 02/21/18	Morgan Stanley	EUR	109	117,134	126,099	(8,965)
Hungarian Forint,
Expiring 07/05/17	BNP Paribas	HUF	1,226,781	4,480,000	4,537,733	(57,733)
Indonesian Rupiah,
Expiring 08/15/17	BNP Paribas	IDR	30,376,168	2,230,000	2,266,782	(36,782)
Expiring 08/16/17	Deutsche Bank AG	IDR	25,902,057	1,931,260	1,932,682	(1,422)
Expiring 08/16/17	Deutsche Bank AG	IDR	25,058,700	1,868,379	1,869,755	(1,376)
Expiring 08/16/17	Deutsche Bank AG	IDR	8,554,550	637,828	638,298	(470)
Japanese Yen,
Expiring 07/05/17	Royal Bank of Scotland Group PLC	JPY	494,691	4,480,000	4,399,236	80,764
Expiring 09/20/17	BNP Paribas	JPY	31,348	280,000	279,731	269
Expiring 09/20/17	Goldman Sachs & Co.	JPY	31,018	280,000	276,790	3,210
Malaysian Ringgit,
Expiring 07/17/17	Morgan Stanley	MYR	4,604	1,067,000	1,071,742	(4,742)
Mexican Peso,
Expiring 07/21/17	BNP Paribas	MXN	3,695	204,336	202,823	1,513
Expiring 07/21/17	JPMorgan Chase	MXN	9,287	513,664	509,819	3,845
Expiring 08/23/17	JPMorgan Chase	MXN	44,447	2,344,822	2,427,485	(82,663)
Expiring 09/20/17	Deutsche Bank AG	MXN	26,706	1,469,168	1,452,313	16,855
Expiring 09/20/17	Deutsche Bank AG	MXN	26,086	1,440,049	1,418,577	21,472
Expiring 09/20/17	Goldman Sachs & Co.	MXN	106,838	5,876,670	5,809,966	66,704
Expiring 09/20/17	Royal Bank of Scotland Group PLC	MXN	34,855	1,920,065	1,895,430	24,635
Expiring 09/20/17	Royal Bank of Scotland Group PLC	MXN	26,108	1,440,049	1,419,791	20,258
New Zealand Dollar,
Expiring 09/20/17	BNP Paribas	NZD	340	247,984	248,771	(787)
Expiring 09/20/17	BNP Paribas	NZD	200	146,274	146,336	(62)
Expiring 09/20/17	Standard Chartered PLC	NZD	220	159,116	160,970	(1,854)
Norwegian Krone,
Expiring 09/20/17	Bank of New York Mellon	NOK	1,838	220,000	220,476	(476)
Expiring 09/20/17	Deutsche Bank AG	NOK	2,697	320,000	323,519	(3,519)
Russian Ruble,
Expiring 07/03/17	BNP Paribas	RUB	32,902	563,000	557,526	5,474
Expiring 07/03/17	Deutsche Bank AG	RUB	64,745	1,126,000	1,097,117	28,883
Expiring 07/06/17	Goldman Sachs & Co.	RUB	54,102	900,800	916,169	(15,369)
Expiring 07/10/17	Credit Suisse First Boston Corp.	RUB	60,682	1,033,932	1,026,687	7,245

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 07/10/17	Deutsche Bank AG	RUB	60,084	$1,024,068	$1,016,571	$7,497
Expiring 09/15/17	Barclays Capital Group	RUB	46,047	776,312	768,068	8,244
Expiring 09/15/17	BNP Paribas	RUB	123,451	2,127,278	2,059,181	68,097
Expiring 09/15/17	BNP Paribas	RUB	123,256	2,127,216	2,055,927	71,289
Expiring 09/15/17	Credit Suisse First Boston Corp.	RUB	35,507	581,560	592,263	(10,703)
Expiring 09/15/17	Credit Suisse First Boston Corp.	RUB	11,541	191,510	192,511	(1,001)
Expiring 09/15/17	Deutsche Bank AG	RUB	310,416	5,353,983	5,177,772	176,211
Expiring 09/15/17	Deutsche Bank AG	RUB	308,319	5,298,624	5,142,795	155,829
Expiring 09/15/17	JPMorgan Chase	RUB	278,768	4,807,000	4,649,873	157,127
South African Rand,
Expiring 07/05/17	BNP Paribas	ZAR	58,323	4,480,000	4,453,889	26,111
Expiring 07/21/17	Citigroup Global Markets	ZAR	9,230	717,000	702,734	14,266
Expiring 07/21/17	Citigroup Global Markets	ZAR	390	30,000	29,717	283
Expiring 09/20/17	Bank of New York Mellon	ZAR	16,549	1,255,252	1,247,334	7,918
Expiring 09/20/17	Citigroup Global Markets	ZAR	16,673	1,267,507	1,256,732	10,775
Expiring 09/20/17	Citigroup Global Markets	ZAR	2,891	220,000	217,874	2,126
Expiring 09/20/17	JPMorgan Chase	ZAR	16,755	1,273,502	1,262,891	10,611
Swedish Krona,
Expiring 07/05/17	Royal Bank of Scotland Group PLC	SEK	38,790	4,480,000	4,605,679	(125,679)
Turkish Lira,
Expiring 07/05/17	Barclays Capital Group	TRY	475	134,900	134,702	198
Expiring 07/05/17	BNP Paribas	TRY	15,822	4,480,000	4,490,149	(10,149)
Expiring 07/05/17	Citigroup Global Markets	TRY	2,373	674,500	673,326	1,174
Expiring 07/10/17	Citigroup Global Markets	TRY	1,588	444,000	450,004	(6,004)
Expiring 07/10/17	Deutsche Bank AG	TRY	1,570	444,000	444,789	(789)
Expiring 07/14/17	Bank of New York Mellon	TRY	4,112	1,147,890	1,163,807	(15,917)
Expiring 08/11/17	Goldman Sachs & Co.	TRY	4,112	1,153,616	1,154,125	(509)
Expiring 08/21/17	BNP Paribas	TRY	20,193	5,643,536	5,650,925	(7,389)
Expiring 09/20/17	Bank of New York Mellon	TRY	6,089	1,688,657	1,690,261	(1,604)
Expiring 09/20/17	Citigroup Global Markets	TRY	6,590	1,831,024	1,829,154	1,870
Expiring 10/23/17	BNP Paribas	TRY	29,220	8,028,562	8,038,932	(10,370)
Expiring 10/23/17	BNP Paribas	TRY	12,290	3,389,891	3,381,213	8,678

				$177,596,926	$177,597,173	(247)
						$208,781

Cross currency exchange contract outstanding at June 30, 2017:
Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contract:
09/20/17	Buy	AUD	430	NZD	450	$1,177	Bank of New York Mellon
09/20/17	Buy	CHF	320	NOK	2,806	(1,163)	Citigroup Global Markets
09/20/17	Buy	CHF	10	NOK	87	12	JPMorgan Chase
09/20/17	Buy	EUR	320	SEK	3,103	(2,984)	Hong Kong & Shanghai Bank
09/20/17	Buy	EUR	320	SEK	3,119	(4,895)	Morgan Stanley
09/20/17	Buy	MXN	6,306	GBP	270	(9,634)	Deutsche Bank AG
09/20/17	Buy	MXN	5,208	GBP	220	(4,049)	JPMorgan Chase
09/20/17	Buy	NOK	3,250	SEK	3,313	(5,192)	JPMorgan Chase
09/20/17	Buy	NOK	1,943	CHF	220	2,449	Morgan Stanley
09/20/17	Buy	NOK	2,811	CHF	320	1,773	UBS AG
09/20/17	Buy	NZD	452	AUD	430	284	Goldman Sachs & Co.
09/20/17	Buy	SEK	6,238	EUR	640	9,815	Hong Kong & Shanghai Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contract (continued):
09/20/17	Buy	TRY	909	EUR	220	$(171)	JPMorgan Chase

						$(12,578)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Loews Corp.	12/20/20	1.000%	1,070	0.129%	$(32,161)	$(40,404)	$8,243	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	1,425	3.284%	(111,760)	(69,107)	(42,653)	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	391	3.284%	(30,662)	(29,590)	(1,072)	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	247	3.284%	(19,370)	(20,284)	914	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	233	3.284%	(18,272)	(19,465)	1,193	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	233	3.284%	(18,272)	(19,465)	1,193	Barclays Capital Group
Republic of Philippines	06/20/22	1.000%	4,240	0.771%	(47,274)	(11,085)	(36,189)	JPMorgan Chase
Republic of South Africa	06/20/22	1.000%	2,910	1.968%	128,718	150,436	(21,718)	Citigroup Global Markets
Republic of South Africa	06/20/22	1.000%	1,552	1.968%	68,650	79,353	(10,703)	Barclays Capital Group
Republic of South Africa	06/20/22	1.000%	1,185	1.968%	52,416	61,260	(8,844)	Bank of America
Republic of South Africa	06/20/22	1.000%	725	1.968%	32,069	37,398	(5,329)	Goldman Sachs & Co.
Russian Federation	12/20/21	1.000%	100	1.529%	2,197	5,977	(3,780)	Bank of America
United Mexican States	06/20/20	1.000%	1,765	0.615%	(20,434)	15,519	(35,953)	JPMorgan Chase
United Mexican States	09/20/20	1.000%	1,765	0.684%	(18,178)	23,388	(41,566)	Bank of America
Valero Energy Corp.	12/20/20	1.000%	1,045	0.451%	(19,824)	25,388	(45,212)	Morgan Stanley

					$(52,157)	$189,319	$(241,476)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
United Mexican States	06/20/20	1.000%	1,765	0.615%	$20,434	$(18,087)	$38,521	Bank of America
United Mexican States	09/20/20	1.000%	1,765	0.684%	18,178	(20,290)	38,468	JPMorgan Chase

					$38,612	$(38,377)	$76,989

Reference Entity/ Obligation			Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.28.V1			06/20/22	5.000%	21,370	$1,406,338	$1,504,214	$97,876
CDX.NA.IG.28.V1			06/20/22	1.000%	9,002	174,471	170,416	(4,055)

						$1,580,809	$1,674,630	$93,821

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%	1,517	$(2,633)	$472	$(3,105)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%	1,318	(2,289)	(992)	(1,297)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%	942	(1,635)	189	(1,824)	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000%	400	46,465	36,979	9,486	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000%	200	23,232	19,354	3,878	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000%	200	23,232	12,565	10,667	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000%	200	23,232	12,565	10,667	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000%	200	23,232	11,250	11,982	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%	930	12,625	11,466	1,159	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%	750	10,181	9,380	801	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%	630	8,552	7,767	785	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%	530	7,194	6,534	660	Morgan Stanley

				$171,388	$127,529	$43,859

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.BBB	05/11/63	3.000%	200	$(23,232)	$(16,565)	$(6,667)	Credit Suisse First Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	(2,091)	(167,075)	164,984	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	390	(19,558)	(22,382)	2,824	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000%	160	(8,024)	(16,825)	8,801	Goldman Sachs & Co.
CMBX.NA.9.A	09/17/58	2.000%	1,060	(39,055)	(55,293)	16,238	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000%	760	(28,034)	(39,550)	11,516	Deutsche Bank AG
CMBX.NA.9.A	09/17/58	2.000%	380	(14,017)	(19,804)	5,787	Deutsche Bank AG
CMBX.NA.9.A	09/17/58	2.000%	380	(14,017)	(20,950)	6,933	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000%	310	(11,435)	(16,212)	4,777	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	2.000%	380	(14,001)	(12,211)	(1,790)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB	09/17/58	3.000%	590	(69,338)	(62,850)	(6,488)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000%	750	(88,094)	(96,802)	8,708	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%	380	(11,533)	(17,736)	6,203	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%	760	(23,066)	(34,891)	11,825	Deutsche Bank AG
CMBX.NA.10.BBB	11/17/59	3.000%	25	(2,687)	(2,259)	(428)	JPMorgan Chase

				$(368,182)	$(601,405)	$233,223

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	5,272	10/15/26	3.460%	U.K. Retail Prices Index(2)	$—	$44,132	$44,132
GBP	5,130	10/15/26	3.447%	U.K. Retail Prices Index(2)	—	32,678	32,678
GBP	5,056	10/15/26	3.430%	U.K. Retail Prices Index(2)	—	18,060	18,060

					$—	$94,870	$94,870

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	172,790	01/28/19	7.361%	28 Day Mexican Interbank Rate(1)	$—	$(57,994)	$(57,994)
MXN	154,757	02/20/20	7.320%	28 Day Mexican Interbank Rate(2)	—	119,035	119,035
MXN	149,190	04/29/20	7.160%	28 Day Mexican Interbank Rate(2)	—	89,264	89,264
MXN	52,879	03/07/22	7.445%	28 Day Mexican Interbank Rate(2)	—	82,819	82,819
MXN	26,439	03/07/22	7.480%	28 Day Mexican Interbank Rate(2)	—	42,600	42,600
MXN	26,438	03/07/22	7.470%	28 Day Mexican Interbank Rate(2)	—	42,566	42,566
MXN	62,253	06/01/22	7.160%	28 Day Mexican Interbank Rate(2)	—	54,886	54,886
MXN	18,660	07/17/25	6.320%	28 Day Mexican Interbank Rate(2)	111	(45,592)	(45,703)
MXN	35,694	05/25/27	7.410%	28 Day Mexican Interbank Rate(2)	—	35,056	35,056
MXN	5,808	05/25/27	7.375%	28 Day Mexican Interbank Rate(2)	—	4,675	4,675

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional							Unrealized
Amount		Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#		Date	Rate	Rate	Trade Date	June 30, 2017	(Depreciation)
Centrally cleared swap agreements (continued):
MXN	12,588	03/04/37	7.815%	28 Day Mexican Interbank Rate(2)	$—	$15,466	$15,466
MXN	16,390	05/01/37	7.918%	28 Day Mexican Interbank Rate(2)	—	28,017	28,017
MXN	15,081	05/01/37	7.949%	28 Day Mexican Interbank Rate(2)	(74)	28,670	28,744
	620	08/25/25	2.130%	3 Month LIBOR(2)	—	872	872
	437	09/11/25	2.272%	3 Month LIBOR(1)	—	(5,209)	(5,209)

					$37	$435,131	$435,094

						Upfront
Notional						Premiums	Unrealized
Amount		Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#		Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
BRL	20,633	07/03/17	12.850%	1 Day BROIS(1)	$(15,826)	$—	$(15,826)	JPMorgan Chase
BRL	12,187	07/03/17	13.110%	1 Day BROIS(1)	(14,218)	—	(14,218)	Citigroup Global Markets
BRL	10,154	07/03/17	13.130%	1 Day BROIS(1)	(12,329)	—	(12,329)	Bank of America
BRL	26,705	10/02/17	9.500%	1 Day BROIS(1)	(382)	—	(382)	Bank of America
BRL	20,739	01/02/18	9.980%	1 Day BROIS(1)	(12,769)	—	(12,769)	JPMorgan Chase
BRL	20,738	01/02/18	9.985%	1 Day BROIS(1)	(12,988)	—	(12,988)	Citigroup Global Markets
BRL	6,597	01/02/18	8.980%	1 Day BROIS(1)	3,356	—	3,356	Citigroup Global Markets
BRL	18,009	01/02/19	9.250%	1 Day BROIS(2)	14,731	—	14,731	Citigroup Global Markets
BRL	17,096	01/02/19	9.275%	1 Day BROIS(2)	15,653	—	15,653	JPMorgan Chase
BRL	5,877	01/02/20	11.860%	1 Day BROIS(2)	104,071	—	104,071	JPMorgan Chase
BRL	12,444	01/20/20	9.730%	1 Day BROIS(2)	9,768	—	9,768	JPMorgan Chase
CNH	5,720	06/02/22	3.775%	7 Day China Fixing Repo Rates(2)	293	(24)	317	Bank of America
MXN	6,132	12/07/17	4.300%	28 Day Mexican Interbank Rate(1)	4,756	43	4,713	Bank of America
MXN	12,048	03/21/18	4.550%	28 Day Mexican Interbank Rate(1)	13,908	612	13,296	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 Day Mexican Interbank Rate(2)	(32,444)	(72)	(32,372)	Citigroup Global Markets
MXN	65,954	11/21/18	7.060%	28 Day Mexican Interbank Rate(2)	2,917	—	2,917	JPMorgan Chase
MXN	54,962	11/21/18	7.070%	28 Day Mexican Interbank Rate(2)	2,862	—	2,862	Citigroup Global Markets
MXN	93,800	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	(1,644)	—	(1,644)	Citigroup Global Markets
MXN	53,211	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	(932)	—	(932)	JPMorgan Chase
MXN	4,154	12/05/18	4.770%	28 Day Mexican Interbank Rate(1)	7,165	32	7,133	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%	28 Day Mexican Interbank Rate(1)	7,259	32	7,227	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%	28 Day Mexican Interbank Rate(1)	7,454	32	7,422	Bank of America
MXN	9,298	07/17/25	6.325%	28 Day Mexican Interbank Rate(2)	(22,522)	(48)	(22,474)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 Day Mexican Interbank Rate(2)	(68,197)	(140)	(68,057)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	69,164	—	69,164	Bank of America
MXN	27,569	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	69,164	—	69,164	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

						Upfront
Notional						Premiums	Unrealized
Amount		Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#		Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements (continued):
MXN	1,127	12/05/25	6.270%	28 Day Mexican Interbank Rate(2)	$(3,157)	$(34)	$(3,123)	Bank of America

					$135,113	$433	$134,680

Cash of $2,497,430 and $666,000 has been segregated with JPMorgan Chase and Morgan Stanley, respectively, to cover the requirements for open centrally cleared credit default and interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Reverse Repurchase Agreements outstanding at June 30, 2017:

			Value at
	Interest	Trade	June 30,	Maturity
Broker	Rate	Date	2017	Date	Cost
Bank of America	1.180%	06/30/2017	$32,275,110	07/03/2017	$32,275,110
Bank of America	1.300%	06/30/2017	38,844,443	07/03/2017	38,844,443
Bank of America	1.350%	06/30/2017	76,634,108	07/03/2017	76,634,108
Bank of America	1.350%	06/30/2017	18,230,379	07/03/2017	18,230,379
BNP Paribas	1.030%	06/30/2017	14,328,900	07/03/2017	14,328,900
Citigroup Global Markets	1.450%	06/30/2017	26,130,000	07/03/2017	26,130,000
Credit Suisse First Boston Corp.	1.480%	06/30/2017	51,099,795	07/03/2017	51,099,795
Deutsche Bank AG	1.450%	06/30/2017	38,769,855	07/03/2017	38,769,855
Deutsche Bank AG	1.450%	06/30/2017	27,071,200	07/03/2017	27,071,200
J.P. Morgan Chase	0.500%	06/30/2017	27,878,109	07/03/2017	27,878,109
J.P. Morgan Chase	1.380%	06/30/2017	48,430,950	07/03/2017	48,430,950

			$399,692,849		$399,692,849

The aggregate value of Reverse Repurchase Agreements is $399,692,849. U.S. Treasury Securities, with a market value of $400,154,813 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$60,113,618	$—
Collateralized Loan Obligations	—	143,291,953	1,040,025
Consumer Loans	—	25,674,315	3,079,370
Credit Cards	—	8,051,662	—
Home Equity Loans	—	12,681,815	—
Manufactured Housing	—	3,182,591	—
Other	—	18,424,931	1,509,442
Residential Mortgage-Backed Securities	—	88,260,892	5,090,000
Student Loans	—	12,549,155	—
Commercial Mortgage-Backed Securities	—	136,376,161	1,015,592
Corporate Bonds	—	1,150,221,236	—
Foreign Government Bonds	—	208,025,834	—
Loan Participation Notes	—	—	15,182,946

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Municipal Bonds	$—	$107,507,961	$—
Residential Mortgage-Backed Securities	—	190,481,722	—
U.S. Government Agency Obligations	—	1,033,511,662	—
U.S. Treasury Obligations	—	1,151,303,877	—
Preferred Stock	3,299,460	—	—
Affiliated Mutual Funds	69,838,975	—	—
Borrowed Bond Agreement	—	8,301,905	—
Options Purchased	218,663	231,697	—
U.S. Government Agency Obligations—Short	—	(255,680,248)	—
Borrowed Bond—Short	—	(8,161,090)	—
Options Written	(19,294)	(101,296)	—
Other Financial Instruments*
Futures Contracts	1,575,126	—	—
OTC Forward Foreign Currency Exchange Contracts	—	208,781	—
OTC Cross Currency Exchange Contracts	—	(12,578)	—
Centrally Cleared Credit Default Swap Agreements	—	93,821	—
OTC Credit Default Swap Agreements	—	(210,339)	—
Centrally Cleared Inflation Swap Agreements	—	94,870	—
Centrally Cleared Interest Rate Swap Agreements	—	435,094	—
OTC Interest Rate Swap Agreements	—	135,113	—

Total	$74,912,930	$4,094,995,115	$26,917,375

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	30.5%
U.S. Government Agency Obligations	27.4
Banks	8.5
Residential Mortgage-Backed Securities	7.5
Foreign Government Bonds	5.5
Collateralized Loan Obligations	3.8
Commercial Mortgage-Backed Securities	3.6
Oil & Gas	3.0
Municipal Bonds	2.8
Telecommunications	2.0
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9
Diversified Financial Services	1.7
Automobiles	1.6
Auto Manufacturers	1.6
Media	1.5
Pipelines	1.1
Semiconductors	0.9
Computers	0.8
Electric	0.8
Consumer Loans	0.8
Pharmaceuticals	0.7
Healthcare-Services	0.7
Chemicals	0.7
Mining	0.6
Commercial Services	0.5
Software	0.5
Other	0.5
Retail	0.5
Building Materials	0.4%
Loan Participation Notes	0.4
Home Equity Loans	0.3

Student Loans	0.3
Aerospace & Defense	0.3
Healthcare-Products	0.3
Insurance	0.3
Forest Products & Paper	0.3
Beverages	0.3
Biotechnology	0.3
Real Estate Investment Trusts (REITs)	0.3
Borrowed Bond Agreement	0.2
Transportation	0.2
Airlines	0.2
Credit Cards	0.2
Internet	0.2
Office/Business Equipment	0.2
Iron/Steel	0.2
Trucking & Leasing	0.1
Electrical Components & Equipment	0.1
Miscellaneous Manufacturing	0.1
Gas	0.1
Oil & Gas Services	0.1
Manufactured Housing	0.1
Machinery-Construction & Mining	0.1
Holding Companies-Diversified	0.1
Real Estate	0.1
Diversified Machinery	0.1
Housewares	0.1
Auto Parts & Equipment	0.0	*
Foods	0.0	*
Packaging & Containers	0.0	*
Lodging	0.0	*
Agriculture	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Advertising	0.0	%*
Environmental Control	0.0	*
Electronics	0.0	*
Engineering & Construction	0.0	*
Options Purchased	0.0	*
Savings & Loans	0.0	*
Shipbuilding	0.0	*

Energy-Alternate Sources	0.0%*

118.0
U.S. Government Agency Obligations—Short	(6.8)
Borrowed Bond—Short	(0.2)
Options Written	(0.0)*
Liabilities in excess of other assets	(11.0)

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$97,876	*	Due from/to broker — variation margin swaps	$4,055	*
Credit contracts	Premiums paid for OTC swap agreements	527,240		Premiums received for OTC swap agreements	850,174
Credit contracts	Unrealized appreciation on OTC swap agreements	387,213		Unrealized depreciation on OTC swap agreements	274,618
Foreign exchange contracts	Unaffiliated investments	231,697		Options written outstanding, at value	101,296
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	15,510		Unrealized depreciation on OTC cross currency exchange contracts	28,088
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,894,681		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,685,900
Interest rate contracts	Due from/to broker-variation margin futures	2,027,743	*	Due from/to broker-variation margin futures	452,617	*
Interest rate contracts	Due from/to broker-variation margin swaps	638,870	*	Due from/to broker-variation margin swaps	108,906	*
Interest rate contracts	Premiums paid for OTC swap agreements	751		Premiums received for OTC swap agreements	318
Interest rate contracts	Unaffiliated investments	218,663		Options written outstanding, at value	19,294
Interest rate contracts	Unrealized appreciation on OTC swap agreements	331,794		Unrealized depreciation on OTC swap agreements	197,114

Total		$6,372,038			$3,722,380

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(190,613)	$(190,613)
Foreign exchange contracts	(2,373,073)	684,564	—	(2,042,611)	—	(3,731,120)
Interest rate contracts	(1,075,774)	335,213	2,258,122	—	99,928	1,617,489

Total	$(3,448,847)	$1,019,777	$2,258,122	$(2,042,611)	$(90,685)	$(2,304,244)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(280,050)	$(280,050)
Foreign exchange contracts	123,177	(37,405)	—	(735,834)	—	(650,062)
Interest rate contracts	(350,395)	117,532	1,988,055	—	1,104,394	2,859,586

Total	$(227,218)	$80,127	$1,988,055	$(735,834)	$824,344	$1,929,474

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$1,119,544	$25,469,342	$127,207,104	$197,575,975	$78,319,907	$119,374,747

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)
$4,500,163	$78,084,671	$41,784,591	$51,294,177	$149,179,194

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$49,254,363	$(49,254,363)	$—

Description	Gross Amounts of Recognized Liabilities(3)	Collateral Pledged(4)	Net Amount
Borrowed Bonds	$(8,161,090)	$8,161,090	$—
Reverse Repurchase Agreements	(399,692,849)	399,692,849	—

	$(407,853,939)

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$280,001	$(120,568)	$(159,433)	$—
Bank of New York Mellon	11,139	(11,139)	—	—
Barclays Capital Group	156,013	(156,013)	—	—
BNP Paribas	453,437	(307,191)	—	146,246
Citigroup Global Markets	494,872	(206,974)	(287,898)	—
Credit Suisse First Boston Corp.	92,071	(92,071)	—	—
Deutsche Bank AG	619,196	(404,854)	(214,342)	—
Goldman Sachs & Co.	287,521	(287,521)	—	—
Hong Kong & Shanghai Bank	26,947	(13,761)	—	13,186
JPMorgan Chase	540,872	(402,854)	(138,018)	—
Morgan Stanley	292,558	(267,548)	—	25,010
Royal Bank of Scotland Group PLC	125,657	(125,657)	—	—
Standard Chartered PLC	—	—	—	—
UBS AG	8,602	(8,602)	—	—

	$3,388,886

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(120,568)	$120,568	$—	$—
Bank of New York Mellon	(30,652)	11,139	—	(19,513)
Barclays Capital Group	(606,847)	156,013	143,030	(307,804)
BNP Paribas	(307,191)	307,191	—	—
Citigroup Global Markets	(206,974)	206,974	—	—
Credit Suisse First Boston Corp.	(134,487)	92,071	42,416	—
Deutsche Bank AG	(404,854)	404,854	—	—
Goldman Sachs & Co.	(374,779)	287,521	—	(87,258)
Hong Kong & Shanghai Bank	(13,761)	13,761	—	—
JPMorgan Chase	(402,854)	402,854	—	—
Morgan Stanley	(267,548)	267,548	—	—
Royal Bank of Scotland Group PLC	(144,320)	125,657	18,663	—
Standard Chartered PLC	(1,854)	—	—	(1,854)
UBS AG	(120,819)	8,602	—	(112,217)

	$(3,137,508)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $49,254,363:
Unaffiliated investments (cost $4,383,513,945)	$4,388,628,485
Affiliated investments (cost $69,843,004)	69,838,975
Cash	77,275
Foreign currency, at value (cost $565,573)	231,854
Receivable for investments sold	554,453,815
Dividends and interest receivable	24,470,900
Receivable for fund share sold	3,999,838
Deposit with broker for centrally cleared swaps	3,163,430
Deposit with broker for futures	2,649,192
Unrealized appreciation on OTC forward foreign currency contracts	1,894,681
Unrealized appreciation on OTC swap agreements	719,007
Premiums paid for OTC swap agreements	527,991
Due from broker-variation margin futures	363,704
Receivable from manager	26,097
Unrealized appreciation on OTC cross currency exchange contracts	15,510
Prepaid expenses	4,325

Total Assets	5,051,065,079

LIABILITIES:
Payable for investments purchased	554,172,001
Reverse repurchase agreements	399,692,849
Securities sold short, at value (proceeds received $256,915,628)	255,680,248
Payable to broker for collateral for securities on loan	49,617,324
Borrowed Bonds—Short (proceeds received $7,844,126)	8,161,090
Unrealized depreciation on OTC forward foreign currency contracts	1,685,900
Cash segregated from Counterparty—OTC	998,000
Premiums received for OTC swap agreements	850,492
Management fees payable	655,228
Unrealized depreciation on OTC swap agreements	471,732
Accrued expenses and other liabilities	423,577
Payable for fund share repurchased	410,630
Interest payable on reverse repurchase agreements	370,149
Options written outstanding, at value (premiums received $406,396)	120,590
Distribution fee payable	103,702
Due to broker-variation margin swaps	59,703
Interest payable on securities sold short	46,826
Unrealized depreciation on OTC cross currency exchange contracts	28,088
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	170

Total Liabilities	1,273,548,664

NET ASSETS	$3,777,516,415

Net assets were comprised of:
Paid-in capital	$2,774,324,764
Retained earnings	1,003,191,651

Net assets, June 30, 2017	$3,777,516,415

Net asset value and redemption price per share, $3,777,516,415 / 280,969,604 outstanding shares of beneficial interest	$13.44

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$58,529,284
Affiliated dividend income	248,134
Unaffiliated dividend income	133,514
Income from securities lending, net (including affiliated income of $46,828)	56,081

58,967,013

EXPENSES
Management fees	8,401,845
Distribution fee	4,612,326
Interest expense on short sales and reverse repurchase agreements	1,232,775
Custodian and accounting fees	474,000
Audit fee	36,000
Trustees’ fees	22,000
Shareholders’ reports	13,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	38,924

Total expenses	14,844,870
Less: management fee waivers and/or expense reimbursement	(645,726)

Net expenses	14,199,144

NET INVESTMENT INCOME (LOSS)	44,767,869

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,027)) (net of foreign capital gains taxes $(677))	(10,804,220)
Futures transactions	2,258,122
Options written transactions	1,019,777
Short sales transactions	(5,979,604)
Swap agreements transactions	(90,685)
Foreign currency transactions	1,761,237

(11,835,373)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,029))	67,350,542
Futures	1,988,055
Options written	80,127
Short sales	1,159,056
Swap agreements	824,344
Foreign currencies	(626,238)

70,775,886

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	58,940,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,708,382

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF CASH FLOWS
(unaudited)
Six Months Ended June 30, 2017

INCREASE (DECREASE) IN CASH CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$57,293,136
Operating expenses paid	(12,750,652)
Interest paid on securities sold short	(2,064,896)
Purchases of long-term portfolio investments	(5,413,671,345)
Net purchases and sales of short-term portfolio investments	7,109,103
Proceeds from disposition of long-term portfolio investments	5,253,651,375
Net payments from cover of short sales	(3,438,247,392)
Net proceeds received from securities sold short	3,439,665,295
Net proceeds from futures transactions	3,995,365
Net proceeds for swap agreements transactions	2,450,835
Net proceeds from options written transactions	1,060,597
Net payment received for foreign currency transactions	5,677,232
Decrease in cash segregated from counterparty—OTC	(1,054,000)
Increase in receivable from advisor	(26,097)
Decrease in prepaid expenses	25,249
Increase in reverse repurchase agreements	20,583,901
Increase in payable to broker for collateral for securities on loan	36,917,964
Increase in interest payable on reverse repurchase agreements	24,107

NET CASH USED IN OPERATING ACTIVITIES	(39,360,223)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	162,155,663
Payment of fund share repurchased	(122,730,658)

NET CASH PROVIDED FROM FINANCING ACTIVITIES	39,425,005

Net change in cash	64,782
Cash at beginning of period	12,493

CASH AT END OF PERIOD	77,275

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$103,708,382

Increase in investments	(52,462,244)
Net realized loss on investment and foreign currency transactions	11,835,373
Increase in net unrealized appreciation on investments and foreign currency transactions	(70,775,886)
Decrease in foreign currency	3,806,399
Increase in receivable for investments sold	(368,785)
Increase in dividends and interest receivable	(1,673,877)
Decrease in deposit with broker for centrally cleared swaps	644,000
Decrease in deposit with broker for futures	52,744
Increase in unrealized appreciation on OTC forward foreign currency contracts	(485,322)
Decrease in unrealized appreciation on OTC swap agreements	132,202
Decrease in premiums paid for OTC swap agreements	1,463,223
Increase in due from broker-variation margin futures	(303,556)
Decrease in due from broker-variation margin swaps	49,079
Increase in receivable from advisor	(26,097)
Increase in unrealized appreciation on OTC cross currency exchange contracts	(15,510)
Decrease in prepaid expenses	25,249
Decrease in cash segregated from counterparty—OTC	(1,054,000)
Decrease in payable for investments purchased	(91,447,196)
Increase in reverse repurchase agreements	20,583,901
Increase in payable to broker for collateral for securities on loan	36,917,964
Increase in unrealized depreciation on OTC forward foreign currency contracts	1,221,292
Increase in premiums received for OTC swap agreements	226,766
Increase in management fees payable	10,206
Decrease in unrealized depreciation on OTC swap agreements	(857,797)
Increase in accrued expenses and other liabilities	225,501
Increase in interest payable on reverse repurchase agreements	24,107
Decrease in options written outstanding	(39,307)
Decrease in distribution fee payable	(19,898)
Increase in due to broker-variation margin swaps	59,703
Decrease in interest payable on securities sold short	(832,121)
Increase in unrealized depreciation on OTC cross currency exchange contracts	15,374
Increase in affiliated transfer agent fee payable	19
Decrease in deferred trustees’ fees	(111)

Total Adjustments	(143,068,605)

NET CASH USED IN OPERATING ACTIVITIES	(39,360,223)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$44,767,869	$87,586,198
Net realized gain (loss) on investment and foreign currency transactions	(11,835,373)	(25,343,335)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	70,775,886	88,796,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,708,382	151,039,400

FUND SHARE TRANSACTIONS:
Fund share sold [12,113,587 and 45,464,972 shares, respectively]	160,446,626	589,702,444
Fund share repurchased [9,236,767 and 68,178,285 shares, respectively]	(122,053,862)	(878,738,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	38,392,764	(289,036,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,101,146	(137,996,857)
NET ASSETS:
Beginning of period	3,635,415,269	3,773,412,126

End of period	$3,777,516,415	$3,635,415,269

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 103.2% ASSET-BACKED SECURITIES — 23.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 10.0%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	490	$489,840
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	5,042	5,054,795
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	4,456	4,450,749
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	6,380	6,402,634
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	6,160	6,147,176
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,350	2,357,131
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 144A	1.770%		01/15/20	1,490	1,490,891
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,308,198
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	3,414	3,410,104
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,702,834
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	870	871,445
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	552,365
Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A1	1.760%		02/15/21	2,139	2,138,573
Ford Credit Floorplan Master Owner Trust A, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,255,714
Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,802,129
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	3,410	3,402,778
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	2,585	2,582,734
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,314,307
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 144A	1.859%	(c)	05/17/21	3,250	3,277,177
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,903,035
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,361,182
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%		09/15/20	440	440,120
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	497	496,656

					64,212,567

Collateralized Loan Obligations — 4.5%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 144A	4.610%	(c)	07/15/26	1,760	1,760,000
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	950	949,525
Anchorage Capital CLO 4 Ltd. (Cayman Islands), Series 2014-4A, Class A1AR, 144A	2.312%	(c)	07/28/26	2,000	2,000,490

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.859%	(c)	09/15/26	1,150	$1,147,240
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	2.476%	(c)	07/20/23	687	687,504
BSPRT Ltd. (Cayman Islands), Series 2017-FL1, Class A, 144A	2.426%	(c)	06/15/27	1,180	1,180,355
Catamaran CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.464%	(c)	12/20/23	1,484	1,486,306
Cent CLO Ltd. (Cayman Islands), Series 2012-16A, Class A2R, 144A	3.420%	(c)	08/01/24	3,500	3,516,608
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 144A	2.700%	(c)	11/27/24	2,000	2,002,306
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands), Series 2013-7A, Class A, 144A	2.306%	(c)	04/25/25	300	300,347
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.433%	(c)	10/23/25	1,000	1,000,590
Mountain Hawk II CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.316%	(c)	07/22/24	685	684,751
MP CLO IV Ltd. (Cayman Islands), Series 2013-2A, Class A2BR, 144A	3.356%	(c)	10/25/25	1,750	1,750,101
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 144A	2.376%	(c)	10/20/26	1,000	1,001,366
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688%	(c)	04/17/27	4,500	4,510,100
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 144A	2.378%	(c)	10/17/27	5,000	5,001,888

					28,979,477

Credit Cards — 3.9%
Chase Issuance Trust, Series 2016-A2, Class A	1.370%		06/15/21	6,500	6,458,103
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3	1.920%		04/07/22	7,800	7,808,621
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	3,322	3,326,132
Discover Card Execution Note Trust, Series 2016-A4, Class A4	1.390%		03/15/22	5,090	5,047,264
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,515,753

					25,155,873

Equipment — 0.4%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,300	2,295,793

Other — 0.6%
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	647,001
PFS Financing Corp., Series 2017-AA, Class A, 144A	1.739%	(c)	03/15/21	2,980	2,985,488

					3,632,489

Residential Mortgage-Backed Securities — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	1.916%	(c)	07/25/32	3	2,202
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	1.956%	(c)	08/25/32	97	87,376

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 144A	1.336%	(c)	07/25/37	634	$412,487
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	1.576%	(c)	11/25/34	105	93,464
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(c)	04/25/56	2,096	2,090,006

					2,685,535

Student Loans — 3.3%
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	2.359%	(c)	12/15/28	889	901,133
SLC Student Loan Trust, Series 2006-2, Class A5	1.346%	(c)	09/15/26	1,811	1,806,129
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3	1.646%	(c)	06/15/33	5,383	5,218,472
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	639	650,097
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	393	397,057
SLM Student Loan Trust, Series 2005-3, Class A5	1.246%	(c)	10/25/24	1,317	1,315,483
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	1.759%	(c)	07/17/23	1,180	1,180,612
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,430	1,435,687
SMB Private Education Loan Trust, Series 2017-A, Class A1, 144A	1.609%	(c)	06/17/24	3,432	3,436,663
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	2,246	2,258,188
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	1,154	1,165,606
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	496,189
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%		04/25/33	893	891,928
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	450	445,993

					21,599,237

TOTAL ASSET-BACKED SECURITIES (cost $148,678,592)					148,560,971

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	1,689	1,723,502
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	2.379%	(c)	01/15/28	4,600	4,615,145
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.422%	(c)	02/10/51	1,955	1,975,733
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,679,382
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,329,124
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,437	1,455,987
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	5,333	5,433,585

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.559%	(c)	12/15/27	1,178	$1,179,748
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 144A	2.859%	(c)	07/15/30	3,250	3,256,291
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.832%	(c)	06/10/44	1,320	1,368,027
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,000	3,164,729
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.978%	(c)	02/13/32	2,500	2,504,674
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,267,194
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,600	4,719,919
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 144A	2.559%	(c)	11/15/33	2,110	2,125,853
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class G, 144A	5.847%	(c)	02/15/39	1,623	1,619,159
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.977%	(c)	01/15/49	1,793	201,276
DBUBS Mortgage Trust, Series 2011-LC2A, Class A3FL, 144A	2.468%	(c)	07/12/44	4,262	4,278,320
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,527,932
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	8,658	8,662,083
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.118%	(c)	01/25/26	6,359	407,807
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,695	2,802,295
GS Mortgage Securities Trust, Series 2013-NYC5, Class A, 144A	2.318%		01/10/30	1,040	1,042,588
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.087%	(c)	09/15/47	12,171	613,124
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,793,648
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,227,323
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.959%	(c)	12/15/49	5,980	287,654
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,236,491
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.918%	(c)	12/15/49	4,981	269,884
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%		12/15/44	1,388	1,395,876
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	1,491	1,495,428
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.503%	(c)	01/11/43	767	777,635
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	2.289%	(c)	08/14/31	3,965	3,963,582
RAIT Trust, Series 2017-FL7, Class A, 144A	2.100%	(c)	06/15/37	810	810,000
Resource Capital Corp. 2017-CRE5 Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 144A	1.889%	(c)	07/15/34	1,170	1,170,229
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	1,000	1,009,684

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	2,477	$2,477,450
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class A, 144A	2.189%	(c)	02/15/27	6,500	6,488,980
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,146,732
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	1,000	1,015,480

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,564,510)					98,519,553

CORPORATE BONDS — 37.2%
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/15/20	715	724,340
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	820	844,221

					1,568,561

Airlines — 0.7%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	318	322,159
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%		03/15/22	425	436,299
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/21	2,614	2,888,694
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,075	1,160,036

					4,807,188

Auto Manufacturers — 2.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.150%		04/06/20	870	874,034
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.681%		01/09/20	2,105	2,119,141
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	445	452,631
General Motors Financial Co., Inc., Gtd. Notes	3.150%		06/30/22	4,840	4,847,492
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.400%		10/30/18	485	486,014
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20	640	638,399
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.000%		03/08/19	1,220	1,220,933
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20	480	481,176
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%		05/22/18	1,881	1,879,132

					12,998,952

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	675	708,750

Banks — 14.9%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.151%		11/09/20	785	781,446
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20	1,325	1,325,541
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.881%	(c)	04/24/23	2,085	2,088,853
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.124%	(c)	01/20/23	1,205	1,218,232
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	3,700	3,816,191

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of Nova Scotia (The) (Canada), Covered Bonds	1.875%		04/26/21	4,715	$4,669,217
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	555	569,462
Barclays PLC (United Kingdom), Sub. Notes	4.375%		09/11/24	1,705	1,725,475
BNP Paribas SA (France), Gtd. Notes, MTN	2.700%		08/20/18	780	788,851
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22	695	701,920
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24	565	588,403
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22	250	252,174
Capital One Financial Corp., Sr. Unsec’d. Notes	3.050%		03/09/22	325	327,554
Capital One NA, Sr. Unsec’d. Notes	2.350%		08/17/18	2,100	2,108,448
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20	1,005	1,005,328
Citigroup, Inc., Sr. Unsec’d. Notes	2.450%		01/10/20	390	392,345
Citigroup, Inc., Sr. Unsec’d. Notes	2.632%	(c)	09/01/23	1,710	1,741,755
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	240	239,620
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	720	719,326
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	1,160	1,164,178
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes	2.200%		05/26/20	1,087	1,085,135
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	3,245	3,266,349
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	1,931,627
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%		05/28/20	1,495	1,492,967
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.875%		07/27/20	296	302,151
Fifth Third Bank, Sr. Unsec’d. Notes	1.625%		09/27/19	1,170	1,158,585
Goldman Sachs Group Inc/The, Sr. Unsec’d. Notes	2.600%		12/27/20	305	306,624
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.300%		12/13/19	260	260,710
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	2,976	3,009,801
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	1,935	1,949,867
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	1,000	1,022,348
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.950%		05/25/21	465	470,913
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262%	(c)	03/13/23	3,220	3,281,016
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,144,048
Huntington National Bank/The, Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,479,757
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	1,650	1,863,165
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%		03/29/22	615	626,714
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	808	819,439
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.056%	(c)	04/25/23	1,870	1,871,234
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	3,170	3,180,134
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	215,254
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20	2,860	2,868,557

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%	11/04/24	1,615	$1,681,788
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%	02/22/22	525	532,798
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%	02/28/22	1,290	1,301,107
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%	07/23/19	7,384	7,435,142
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%	12/07/21	5,500	5,503,746
Royal Bank of Canada (Canada), Covered Bonds	1.875%	02/05/20	4,800	4,774,522
Royal Bank of Canada (Canada), Covered Bonds	2.100%	10/14/20	3,335	3,329,297
Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	3.700%	03/28/22	695	703,981
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	08/05/21	400	400,920
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%	01/11/22	1,925	1,946,265
Synchrony Bank, Sr. Unsec’d. Notes	3.000%	06/15/22	1,010	1,005,443
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%	03/15/21	1,360	1,358,471
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%	08/14/19	305	307,776
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN, 144A	2.200%	06/08/20	300	300,212
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	400	399,151
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	1,285	1,314,687
Wells Fargo & Co., Sr. Unsec’d. Notes	3.069%	01/24/23	2,760	2,798,665
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%	08/19/19	1,185	1,175,796

				96,100,481

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,100	1,132,704

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/11/20	1,045	1,050,280

Chemicals — 0.2%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200%	05/01/20	720	723,907
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.250%	05/15/20	605	606,353

				1,330,260

Computers — 0.7%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	4,299	4,335,782

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%	05/26/22	510	523,383
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	450	471,020
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	09/04/18	2,115	2,130,710
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	07/01/22	1,720	1,704,759

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%		09/20/19	3,000	$2,966,703
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	677	702,477
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	779,102
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.011%	(s)	12/23/10	4,200	262,500
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	4,400	4,400,972
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	346,842

					14,288,468

Electric — 0.5%
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	326,679
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	659,386
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	415	415,576
FirstEnergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	557	556,472
Great Plains Energy, Inc., Sr. Unsec’d. Notes	2.500%		03/09/20	1,003	1,012,360

					2,970,473

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	857,251

Energy-Alternate Sources — 0.0%
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%		01/20/22	37	39,343

Foods — 0.4%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20	2,225	2,296,696

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%		09/15/18	2,140	2,144,186
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	781,260
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	792,180

					3,717,626

Healthcare-Services — 0.9%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	4,500	4,507,200
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	1,000	1,020,000

					5,527,200

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%		06/15/19	1,500	1,550,625

Insurance — 1.2%
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	200	222,011
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19	2,000	2,013,098
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		03/06/20	1,850	1,859,479
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	3,278	3,300,172
Willis Group Holdings PLC, Gtd. Notes	5.750%		03/15/21	72	79,431

					7,474,191

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Internet — 0.3%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%	07/06/22	1,055	$1,048,514
eBay, Inc., Sr. Unsec’d. Notes	2.150%	06/05/20	855	855,021

				1,903,535

Iron/Steel — 0.5%
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	2,860	3,146,000

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%	10/15/20	620	656,300

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	445	459,852
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	2,490	2,653,010
Comcast Corp., Gtd. Notes	3.000%	02/01/24	1,080	1,094,853
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	475	501,359
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	2,200	2,197,250
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,515	2,532,015
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	63	63,713

				9,502,052

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	2,995	3,324,450

Multi-National — 1.2%
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19	7,780	7,669,197

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,615	1,723,754
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	383	388,583
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%	01/15/20	315	319,387
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	1,300	1,320,237
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	265	263,368
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	426	433,114
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	618	691,777
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/18/18	664	672,034
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	91	93,495
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	820	872,652

				6,778,401

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	820	829,506
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	900	905,465
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	1,112	1,146,781
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	2,290	2,279,368

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	555	$548,528
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	1,370	1,357,743

				7,067,391

Pipelines — 0.6%
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	865	863,270
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	580	579,514
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	700	716,783
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	350	385,048
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	330	335,733
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	700	771,108
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	525,200

				4,176,656

Pipelines & Other — 0.1%
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	349	363,130

Private Equity — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%	03/15/19	1,500	1,515,000

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	1,330	1,371,552
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	700	764,698
National Retail Properties, Inc., Sr. Unsec’d. Notes	5.500%	07/15/21	326	357,760
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	4,400	4,405,980

				6,899,990

Retail — 0.4%
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	2,200	2,224,378
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	660	670,369

				2,894,747

Semiconductors — 1.3%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	260	262,025
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	2,210	2,213,211
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	1,035	1,058,803
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	452,690
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	1,100	1,115,836
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	1,315	1,384,695
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	308	320,705
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.100%	05/20/20	1,045	1,049,777
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	380	381,024

				8,238,766

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Software — 0.1%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22		475	$480,331

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.200%	03/01/22		525	531,405
Deutsche Telekom International Finance Bv (Germany), Gtd. Notes, 144A	2.820%	01/19/22		1,400	1,408,021
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		807	875,845
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 144A	3.360%	03/20/23		435	438,806
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20		1,005	1,073,583
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22		1,360	1,369,449

					5,697,109

Transportation — 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875%	09/01/20		810	819,007

Trucking & Leasing — 0.9%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	01/20/22		965	961,590
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22		860	898,975
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19		1,390	1,397,070
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		1,000	1,010,031
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%	01/09/20		1,561	1,591,605

					5,859,271

TOTAL CORPORATE BONDS (cost $238,746,275)					239,746,164

FOREIGN GOVERNMENT BONDS — 2.5%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%	04/22/19		1,349	1,413,078
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%	06/28/17		133	120,698
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	106	129,378
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	103	123,409
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%	06/25/19	EUR	1,210	1,500,094
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	3,716,000	282,307
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	1,354,000	110,293
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	7,316,000	605,482
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	9.000%	03/15/29	IDR	451,000	38,537
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		256	257,735
Mexican Udibonos (Mexico), Bonds, TIPS	3.500%	12/14/17	MXN	344	109,462
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22		2,800	2,821,605

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	10.500%		01/15/20	TRY	1,425	$404,441
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	46,056	743,846
Russian Federal Bond (Russia), Bonds	7.400%		12/07/22	RUB	24,360	406,020
Russian Federal Bond (Russia), Bonds	7.500%		08/18/21	RUB	105,610	1,768,374
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	32,632	553,873
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	77,462	1,366,536
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%		03/31/36	ZAR	15,468	834,657
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%		03/09/20		245	259,671
Turkey Government Bond (Turkey), Bonds	9.200%		09/22/21	TRY	1,920	521,957
Turkey Government Bond (Turkey), Bonds	11.000%		03/02/22	TRY	3,941	1,141,377
Turkey Government International Bond (Turkey), Bonds	8.800%		09/27/23	TRY	1,010	267,466
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		03/25/27		257	273,643
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.375%		02/05/25		294	340,461

TOTAL FOREIGN GOVERNMENT BONDS (cost $16,238,473)						16,394,400

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.0%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		26	26,623
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.824%	(c)	04/25/22		457	441,922
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.039%	(c)	09/20/34		130	132,197
Banc of America Funding Trust, Series 2005-D, Class A1	3.179%	(c)	05/25/35		176	183,169
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		670	650,804
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.081%	(c)	04/25/33		40	40,703
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.565%	(c)	01/25/34		164	166,161
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.680%	(c)	02/25/34		166	168,638
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.249%	(c)	11/25/34		2,243	1,807,329
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.580%	(c)	08/25/35		173	175,734
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.200%	(c)	01/25/36		1,722	1,636,856
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.690%	(c)	09/25/35		300	309,140
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.830%	(c)	09/25/35		66	63,844
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	1.896%	(c)	02/25/35		464	436,251
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35		406	410,068
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	1.796%	(c)	04/25/35		457	403,174
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.363%	(c)	04/25/35		682	561,574
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	3.047%	(c)	06/25/33		462	456,906

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1	2.066%	(c)	11/25/29	1,918		$1,926,060
Fannie Mae REMICS, Series 1988-22, Class A	1.895%	(c)	08/25/18	—	(r)	306
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	12		13,010
Fannie Mae REMICS, Series 2004-11, Class A	1.336%	(c)	03/25/34	146		144,982
Fannie Mae REMICS, Series 2006-5, Class 3A2	3.129%	(c)	05/25/35	127		133,600
Fannie Mae REMICS, Series 2013-133, Class NA	3.000%		05/25/36	2,947		3,029,867
Fannie Mae REMICS, Series 2015-10, Class KA	3.000%		07/25/40	1,402		1,432,552
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	967		1,130,801
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	649		780,405
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	2.092%	(c)	07/25/44	713		722,087
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.892%	(c)	10/25/44	2,568		2,603,417
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	1.256%	(c)	12/25/36	844		839,780
Freddie Mac REMICS, Series 4274, Class PN	3.500%		10/15/35	1,010		1,047,805
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,897		1,964,591
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,656		2,755,999
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,762		1,799,253
Freddie Mac REMICS, Series 4482, Class DH	3.000%		06/15/42	1,012		1,036,851
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1	2.416%	(c)	11/25/28	1,070		1,072,914
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	3.929%	(c)	06/25/34	97		97,324
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	3.957%	(c)	06/25/34	370		362,591
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	1.676%	(c)	06/25/45	307		274,947
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.122%	(c)	06/25/34	42		41,576
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.228%	(c)	11/25/35	396		362,890
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.690%	(c)	08/19/34	677		658,527
HomeBanc Mortgage Trust, Series 2005-4, Class A1	1.486%	(c)	10/25/35	346		336,885
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.142%	(c)	11/25/33	217		221,398
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.576%	(c)	07/25/35	283		285,113
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.678%	(c)	06/25/46	2,893		2,898,691
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	2.050%	(c)	10/25/35	454		431,963
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	3,412		3,418,367
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	1.454%	(c)	11/06/17	1,824		1,825,160
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(c)	09/25/56	589		598,929
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	89		87,671
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.149%	(c)	01/25/34	195		191,236

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 144A	1.556%	(c)	06/25/35	807		$743,953
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	1.459%	(c)	07/19/35	419		398,248
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A	1.446%	(c)	04/25/45	710		677,533
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A	1.732%	(c)	08/25/46	495		448,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.999%	(c)	12/25/33	60		60,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.101%	(c)	02/25/35	346		347,799

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $45,864,781)						45,274,985

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Federal Home Loan Mortgage Corp.	2.859%	(c)	01/01/34	32		33,810
Federal Home Loan Mortgage Corp.	2.896%	(c)	12/01/26	8		8,417
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,155		11,454,791
Federal Home Loan Mortgage Corp.	3.264%	(c)	07/01/29	20		21,048
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000		10,414,849
Federal National Mortgage Assoc.	2.500%		TBA	49,295		49,551,102
Federal National Mortgage Assoc.	2.706%	(c)	06/01/45	5,219		5,314,299
Federal National Mortgage Assoc.	2.829%	(c)	12/01/29	25		25,364
Federal National Mortgage Assoc.	2.923%	(c)	01/01/25	3		3,004
Federal National Mortgage Assoc.	3.145%	(c)	04/01/32	7		7,123
Federal National Mortgage Assoc.	3.161%	(c)	06/01/45	3,480		3,572,532
Federal National Mortgage Assoc.	4.000%		12/01/41	404		427,806
Federal National Mortgage Assoc.	4.000%		TBA	3,000		3,103,125
Federal National Mortgage Assoc.	4.500%		06/01/39	28		30,623
Federal National Mortgage Assoc.	4.500%		08/01/40	56		60,568
Federal National Mortgage Assoc.	4.500%		02/01/41	81		87,446
Federal National Mortgage Assoc.	4.500%		12/01/41	272		293,341
Federal National Mortgage Assoc.	4.500%		TBA	3,000		3,068,438
Federal National Mortgage Assoc.	5.000%	(c)	04/01/24	3		3,298
Government National Mortgage Assoc.	2.125%	(c)	07/20/17	—	(r)	3
Government National Mortgage Assoc.	2.125%	(c)	08/20/17	—	(r)	70
Government National Mortgage Assoc.	2.125%	(c)	05/20/24	33		33,821
Government National Mortgage Assoc.	2.125%	(c)	07/20/24	4		4,035
Government National Mortgage Assoc.	2.125%	(c)	06/20/26	15		15,883
Government National Mortgage Assoc.	2.250%	(c)	11/20/29	65		67,240
Government National Mortgage Assoc.	2.375%	(c)	01/20/26	29		30,135
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	—	(r)	97

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $87,881,552)						87,632,268

U.S. TREASURY OBLIGATION(h)(n) — 4.5%
U.S. Treasury Notes (cost $29,295,818)	1.500%		05/15/20	29,245		29,211,865

TOTAL LONG-TERM INVESTMENTS (cost $666,270,001)						665,340,206

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 8.2%				Shares		Value
AFFILIATED MUTUAL FUNDS — 5.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)32,256,849						$32,256,849
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)2,628,339						2,628,602

TOTAL AFFILIATED MUTUAL FUNDS (cost $34,885,697)						34,885,451

	Interest Rate		Maturity Date	Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 1.1%
Bank of Tokyo-Mitsubishi	1.550%	(s)	10/13/17		1,700	1,701,239
Credit Agricole Corporate and Investment Bank (France)	1.536%	(c)	07/12/17		1,600	1,600,104
Mizuho Bank Ltd. (Japan)	1.999%	(c)	10/03/17		1,700	1,703,120
Wells Fargo Bank	1.350%		10/06/17		2,000	2,000,568

TOTAL CERTIFICATES OF DEPOSIT (cost $7,000,000)						7,005,031

COMMERCIAL PAPER(n) — 1.7%
Chevron Corp	1.050%		08/29/17		2,000	1,996,240
Coca-Cola Co.	1.010%		09/13/17		4,100	4,090,391
Toronto Dominion Holdings	1.327%		10/05/17		4,500	4,484,880

TOTAL COMMERCIAL PAPER (cost $10,573,115)						10,571,511

	Counterparty			Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
Currency Option United States Dollar vs Japanese Yen, expiring 07/07/17, Strike Price 111.00	Barclays Capital Group				210	3,106
Currency Option United States Dollar vs Russian Ruble, expiring 08/07/17, Strike Price 58.00	Deutsche Bank AG				163	4,821

						7,927

Put Options
Currency Option Euro vs Australian Dollar, expiring 07/06/17, Strike Price 1.45.	Credit Suisse First Boston Corp.			EUR	5,775	190
Currency Option Euro vs Norwegian Krone, expiring 07/12/17, Strike Price 9.35.	Barclays Capital Group			EUR	5,740	3,167
Currency Option Euro vs United States Dollar, expiring 08/14/17, Strike Price 1.03.	UBS AG			EUR	6,090	46
expiring 08/25/17, Strike Price 1.12.	BNP Paribas			EUR	231	784
Interest Rate Swaptions, Pay a fixed rate of 1.38% and receive a floating rate based on 6 Month JPY LIBOR, expiring 01/23/19	Credit Suisse First Boston Corp.			JPY	3,520,000	41,527

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 3.35% and receive a floating rate based on 3 Month LIBOR, expiring 01/18/22	Deutsche Bank AG	5,715	$93,818

			139,532

TOTAL OPTIONS PURCHASED (cost $358,525)			147,459

TOTAL SHORT-TERM INVESTMENTS (cost $52,817,337)			52,609,452

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.4% (cost $719,087,338)			717,949,658

OPTIONS WRITTEN* — (0.1)%
Call Options
Interest Rate Swaptions,
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/18/18	Barclays Capital Group	65,000	(37,446)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Barclays Capital Group	33,300	(131,234)
Pay a fixed rate of 1.65% and receive a floating rate based on 3 Month LIBOR, expiring 05/06/19	JPMorgan Chase	32,300	(111,331)

			(280,011)

Put Options
Interest Rate Swaptions,
Receive a fixed rate of 2.40% and pay a floating rate based on 3 Month LIBOR, expiring 01/18/18	Barclays Capital Group	65,000	(10,424)
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Barclays Capital Group	33,300	(69,710)
Receive a fixed rate of 2.65% and pay a floating rate based on 3 Month LIBOR, expiring 05/06/19	JPMorgan Chase	32,300	(91,685)

			(171,819)

TOTAL OPTIONS WRITTEN (premiums received $824,360)			(451,830)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 111.3% (cost $718,262,978)			717,497,828
Liabilities in excess of other assets(z) — (11.3)%			(73,047,274)

NET ASSETS — 100.0%			$644,450,554

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
990	2 Year U.S. Treasury Notes.	Sep. 2017	$214,196,913	$213,948,282	$(248,631)

Short Positions:
1	5 Year Euro-Bobl	Sep. 2017	151,906	150,421	1,485
857	5 Year U.S. Treasury Notes.	Sep. 2017	101,243,684	100,985,399	258,285
10	10 Year Euro-Bund.	Sep. 2017	1,861,400	1,848,802	12,598
206	10 Year U.S. Treasury Notes.	Sep. 2017	25,917,481	25,859,438	58,043
85	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	11,535,916	11,459,063	76,853
6	20 Year U.S. Treasury Bonds	Sep. 2017	913,185	922,125	(8,940)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	162,969	165,875	(2,906)

					395,418

					$146,787

Cash and foreign currency of $989,366 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/02/17	Barclays Capital Group	BRL	976	$293,728	$292,432	$(1,296)
Expiring 08/02/17	BNP Paribas	BRL	590	177,916	176,761	(1,155)
Expiring 08/02/17	Goldman Sachs & Co.	BRL	75	22,886	22,493	(393)
British Pound,
Expiring 09/12/17	Bank of New York Mellon	GBP	630	816,153	822,447	6,294
Chilean Peso,
Expiring 07/06/17	Credit Suisse First Boston Corp.	CLP	126,172	188,000	190,034	2,034
Expiring 07/28/17	Bank of New York Mellon	CLP	21,508	32,434	32,375	(59)
Expiring 07/28/17	BNP Paribas	CLP	63,014	95,000	94,847	(153)
Expiring 07/28/17	BNP Paribas	CLP	61,441	92,667	92,481	(186)
Expiring 07/28/17	Goldman Sachs & Co.	CLP	9,218	13,900	13,876	(24)
Colombian Peso,
Expiring 07/06/17	Credit Suisse First Boston Corp.	COP	546,845	179,268	179,271	3
Expiring 07/06/17	Royal Bank of Scotland Group PLC	COP	292,400	100,000	95,857	(4,143)
Expiring 07/06/17	UBS AG	COP	257,224	88,000	84,325	(3,675)
Expiring 08/09/17	Barclays Capital Group	COP	496,172	163,000	161,853	(1,147)
Expiring 08/22/17	UBS AG	COP	488,347	160,000	159,059	(941)
Indonesian Rupiah,
Expiring 08/15/17	Bank of New York Mellon	IDR	1,346,500	100,000	100,481	481
Expiring 08/15/17	Citigroup Global Markets	IDR	1,858,066	137,992	138,656	664
Expiring 08/15/17	Citigroup Global Markets	IDR	1,300,422	96,592	97,042	450
Expiring 08/15/17	JPMorgan Chase	IDR	1,449,696	107,640	108,182	542
Expiring 08/15/17	JPMorgan Chase	IDR	966,098	71,775	72,093	318
Japanese Yen,
Expiring 07/11/17	Goldman Sachs & Co.	JPY	23,641	210,000	210,292	292
Malaysian Ringgit,
Expiring 07/17/17	BNP Paribas	MYR	422	98,000	98,207	207
Expiring 07/17/17	JPMorgan Chase	MYR	441	100,000	102,609	2,609
Expiring 07/17/17	JPMorgan Chase	MYR	217	50,000	50,560	560
Expiring 08/17/17	Morgan Stanley	MYR	1,072	248,000	249,323	1,323
Mexican Peso,
Expiring 07/03/17	Barclays Capital Group	MXN	847	46,857	46,658	(199)
Expiring 07/03/17	Deutsche Bank AG	MXN	847	46,857	46,652	(205)

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/03/17	Morgan Stanley	MXN	1,271	$70,286	$69,973	$(313)
Expiring 07/21/17	Barclays Capital Group	MXN	2,944	163,000	161,625	(1,375)
Expiring 07/27/17	Morgan Stanley	MXN	2,968	164,000	162,761	(1,239)
Russian Ruble,
Expiring 07/03/17	Deutsche Bank AG	RUB	7,421	128,500	125,748	(2,752)
Expiring 07/06/17	JPMorgan Chase	RUB	12,272	205,600	207,820	2,220
Expiring 07/10/17	Barclays Capital Group	RUB	6,983	118,500	118,151	(349)
Expiring 07/10/17	Barclays Capital Group	RUB	6,980	118,500	118,098	(402)
Expiring 07/10/17	JPMorgan Chase	RUB	7,093	120,000	120,007	7
Expiring 07/10/17	JPMorgan Chase	RUB	6,917	117,000	117,031	31
Expiring 07/24/17	BNP Paribas	RUB	12,350	205,600	208,322	2,722
Expiring 07/24/17	Deutsche Bank AG	RUB	12,266	205,600	206,900	1,300
South African Rand,
Expiring 07/21/17	Barclays Capital Group	ZAR	1,526	117,327	116,219	(1,108)
Expiring 07/21/17	BNP Paribas	ZAR	608	46,673	46,254	(419)
Swiss Franc,
Expiring 09/12/17	Bank of New York Mellon	CHF	1,108	1,159,359	1,160,786	1,427
Expiring 09/12/17	Citigroup Global Markets	CHF	469	490,641	491,194	553
Turkish Lira,
Expiring 07/14/17	Goldman Sachs & Co.	TRY	952	269,361	269,598	237
Expiring 07/21/17	Citigroup Global Markets	TRY	584	164,000	164,873	873
Expiring 06/25/18	BNP Paribas	TRY	6,629	1,712,554	1,712,596	42
Expiring 06/25/18	BNP Paribas	TRY	2,788	723,307	720,325	(2,982)

				$10,036,473	$10,037,147	674

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 08/02/17	BNP Paribas	BRL	1,641	$491,632	$491,685	$(53)
British Pound,
Expiring 07/06/17	Australia and New Zealand Banking Group	GBP	136	172,584	177,170	(4,586)
Expiring 09/12/17	BNP Paribas	GBP	630	803,904	822,446	(18,542)
Chilean Peso,
Expiring 07/06/17	Royal Bank of Scotland Group PLC	CLP	124,947	188,000	188,189	(189)
Colombian Peso,
Expiring 07/06/17	Credit Suisse First Boston Corp.	COP	546,845	188,000	179,271	8,729
Expiring 07/06/17	Credit Suisse First Boston Corp.	COP	257,224	84,324	84,325	(1)
Expiring 07/06/17	Royal Bank of Scotland Group PLC	COP	292,400	95,855	95,856	(1)
Expiring 08/09/17	BNP Paribas	COP	478,242	163,000	156,004	6,996
Expiring 08/22/17	Barclays Capital Group	COP	478,080	160,000	155,715	4,285
Expiring 08/22/17	Credit Suisse First Boston Corp.	COP	494,787	163,000	161,156	1,844
Euro,
Expiring 07/06/17	Deutsche Bank AG	EUR	722	812,365	824,911	(12,546)
Expiring 08/03/17	Deutsche Bank AG	EUR	642	733,891	734,646	(755)
Expiring 08/11/17	Bank of New York Mellon	EUR	53	57,905	60,758	(2,853)
Expiring 08/11/17	Citigroup Global Markets	EUR	238	266,931	271,977	(5,046)
Indonesian Rupiah,
Expiring 08/15/17	BNP Paribas	IDR	7,001,502	514,000	522,478	(8,478)
Expiring 08/16/17	Barclays Capital Group	IDR	543,580	40,475	40,559	(84)
Expiring 08/16/17	Barclays Capital Group	IDR	525,660	39,141	39,222	(81)
Expiring 08/16/17	Barclays Capital Group	IDR	179,475	13,364	13,392	(28)
Expiring 08/16/17	BNP Paribas	IDR	596,730	44,499	44,525	(26)
Expiring 08/16/17	BNP Paribas	IDR	577,060	43,032	43,057	(25)
Expiring 08/16/17	BNP Paribas	IDR	197,025	14,692	14,701	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Indonesian Rupiah (continued),
Expiring 08/16/17	Deutsche Bank AG	IDR	650,310	$48,487	$48,523	$(36)
Expiring 08/16/17	Deutsche Bank AG	IDR	647,115	48,156	48,285	(129)
Expiring 08/16/17	Deutsche Bank AG	IDR	644,470	48,052	48,087	(35)
Expiring 08/16/17	Deutsche Bank AG	IDR	628,875	46,889	46,924	(35)
Expiring 08/16/17	Deutsche Bank AG	IDR	625,785	46,568	46,693	(125)
Expiring 08/16/17	Deutsche Bank AG	IDR	623,225	46,468	46,502	(34)
Expiring 08/16/17	Deutsche Bank AG	IDR	608,400	45,302	45,396	(94)
Expiring 08/16/17	Deutsche Bank AG	IDR	588,345	43,808	43,899	(91)
Expiring 08/16/17	Deutsche Bank AG	IDR	214,715	16,009	16,021	(12)
Expiring 08/16/17	Deutsche Bank AG	IDR	213,660	15,900	15,943	(43)
Expiring 08/16/17	Deutsche Bank AG	IDR	212,790	15,866	15,878	(12)
Expiring 08/16/17	Deutsche Bank AG	IDR	200,880	14,958	14,989	(31)
Expiring 08/16/17	Goldman Sachs & Co.	IDR	362,385	26,973	27,039	(66)
Expiring 08/16/17	Goldman Sachs & Co.	IDR	350,443	26,084	26,148	(64)
Expiring 08/16/17	Goldman Sachs & Co.	IDR	119,651	8,906	8,928	(22)
Expiring 08/16/17	JPMorgan Chase	IDR	603,975	44,972	45,066	(94)
Expiring 08/16/17	JPMorgan Chase	IDR	584,070	43,490	43,580	(90)
Expiring 08/16/17	JPMorgan Chase	IDR	199,420	14,849	14,880	(31)
Expiring 08/16/17	UBS AG	IDR	661,655	49,337	49,370	(33)
Expiring 08/16/17	UBS AG	IDR	648,685	48,348	48,402	(54)
Expiring 08/16/17	UBS AG	IDR	639,845	47,710	47,742	(32)
Expiring 08/16/17	UBS AG	IDR	627,305	46,754	46,806	(52)
Expiring 08/16/17	UBS AG	IDR	218,460	16,290	16,301	(11)
Expiring 08/16/17	UBS AG	IDR	214,180	15,963	15,981	(18)
Malaysian Ringgit,
Expiring 07/17/17	Morgan Stanley	MYR	1,070	248,000	249,102	(1,102)
Mexican Peso,
Expiring 07/21/17	BNP Paribas	MXN	839	46,388	46,045	343
Expiring 07/21/17	JPMorgan Chase	MXN	2,108	116,612	115,739	873
Expiring 08/23/17	JPMorgan Chase	MXN	5,908	311,672	322,659	(10,987)
New Zealand Dollar,
Expiring 09/12/17	BNP Paribas	NZD	2,210	1,607,672	1,617,261	(9,589)
Russian Ruble,
Expiring 07/03/17	BNP Paribas	RUB	7,510	128,500	127,251	1,249
Expiring 07/03/17	Deutsche Bank AG	RUB	14,778	257,000	250,408	6,592
Expiring 07/06/17	Goldman Sachs & Co.	RUB	12,348	205,600	209,108	(3,508)
Expiring 07/10/17	Credit Suisse First Boston Corp.	RUB	13,976	238,136	236,467	1,669
Expiring 07/10/17	Deutsche Bank AG	RUB	13,838	235,864	234,137	1,727
Expiring 09/15/17	Barclays Capital Group	RUB	10,772	181,609	179,680	1,929
Expiring 09/15/17	BNP Paribas	RUB	28,782	495,966	480,089	15,877
Expiring 09/15/17	BNP Paribas	RUB	28,737	495,952	479,331	16,621
Expiring 09/15/17	Credit Suisse First Boston Corp.	RUB	8,306	136,049	138,553	(2,504)
Expiring 09/15/17	Credit Suisse First Boston Corp.	RUB	2,700	44,801	45,035	(234)
Expiring 09/15/17	Deutsche Bank AG	RUB	72,372	1,248,260	1,207,177	41,083
Expiring 09/15/17	Deutsche Bank AG	RUB	71,883	1,235,353	1,199,022	36,331
Expiring 09/15/17	JPMorgan Chase	RUB	64,994	1,120,733	1,084,100	36,633
South African Rand,
Expiring 07/21/17	Citigroup Global Markets	ZAR	2,111	164,000	160,737	3,263
Expiring 09/20/17	Bank of New York Mellon	ZAR	3,743	283,941	282,150	1,791
Expiring 09/20/17	Citigroup Global Markets	ZAR	3,775	286,956	284,516	2,440
Expiring 09/20/17	JPMorgan Chase	ZAR	3,801	288,877	286,470	2,407
Swiss Franc,
Expiring 09/12/17	Citigroup Global Markets	CHF	816	850,000	855,550	(5,550)
Expiring 09/12/17	Standard Chartered PLC	CHF	1,550	1,610,000	1,624,388	(14,388)
Turkish Lira,
Expiring 07/14/17	Bank of New York Mellon	TRY	952	265,910	269,597	(3,687)
Expiring 08/11/17	Goldman Sachs & Co.	TRY	952	267,237	267,355	(118)
Expiring 08/21/17	BNP Paribas	TRY	4,594	1,283,819	1,285,500	(1,681)

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 09/20/17	Bank of New York Mellon	TRY	1,377	$381,885	$382,248	$(363)
Expiring 09/20/17	Citigroup Global Markets	TRY	1,494	415,149	414,725	424
Expiring 10/23/17	BNP Paribas	TRY	6,629	1,821,368	1,823,721	(2,353)
Expiring 10/23/17	BNP Paribas	TRY	2,788	769,034	767,065	1,969

				$22,959,076	$22,874,612	84,464

						$85,138

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/05/17	Buy	AUD	1,692	EUR	1,150	$(13,262)	Bank of New York Mellon
07/10/17	Buy	AUD	1,071	EUR	725	(5,159)	Barclays Capital Group
07/24/17	Buy	CAD	2,149	GBP	1,275	(3,811)	Barclays Capital Group
07/24/17	Buy	CAD	2,149	GBP	1,275	(3,812)	Barclays Capital Group
07/24/17	Buy	CAD	570	GBP	340	(3,055)	Deutsche Bank AG
08/14/17	Buy	CAD	1,752	NZD	1,830	12,131	Barclays Capital Group
08/14/17	Buy	CAD	2,200	NZD	2,330	(8,012)	Barclays Capital Group
08/14/17	Buy	CAD	2,209	NZD	2,330	(835)	Barclays Capital Group
08/14/17	Buy	CAD	2,211	NZD	2,330	159	Barclays Capital Group
08/14/17	Buy	CAD	2,220	NZD	2,330	7,314	Barclays Capital Group
08/14/17	Buy	CAD	2,241	NZD	2,330	23,654	Barclays Capital Group
08/14/17	Buy	CAD	2,260	NZD	2,330	38,114	Barclays Capital Group
08/14/17	Buy	CAD	2,601	NZD	2,695	34,402	Barclays Capital Group
08/14/17	Buy	CAD	2,230	NZD	2,330	15,029	BNP Paribas
08/14/17	Buy	CAD	302	NZD	317	1,030	Citigroup Global Markets
08/14/17	Buy	CAD	1,058	NZD	1,100	10,785	Citigroup Global Markets
08/14/17	Buy	CAD	1,183	NZD	1,230	12,072	Citigroup Global Markets
08/14/17	Buy	CAD	1,918	NZD	2,013	6,474	Citigroup Global Markets
08/14/17	Buy	CAD	2,182	NZD	2,330	(21,795)	Deutsche Bank AG
08/14/17	Buy	CAD	2,185	NZD	2,330	(19,628)	Deutsche Bank AG
08/14/17	Buy	CAD	2,186	NZD	2,330	(18,767)	Deutsche Bank AG
08/14/17	Buy	CAD	2,198	NZD	2,330	(9,306)	Deutsche Bank AG
09/12/17	Buy	CAD	2,266	EUR	1,510	17,745	Citigroup Global Markets
09/12/17	Buy	CHF	1,637	EUR	1,510	(16,073)	Bank of New York Mellon
07/05/17	Buy	EUR	1,150	AUD	1,712	(1,624)	Barclays Capital Group
07/10/17	Buy	EUR	1,150	AUD	1,693	13,294	Bank of New York Mellon
09/12/17	Buy	EUR	1,510	CHF	1,641	12,038	Citigroup Global Markets
07/24/17	Buy	GBP	1,275	CAD	2,140	10,674	Barclays Capital Group
07/24/17	Buy	GBP	1,615	CAD	2,722	5,172	Deutsche Bank AG
09/12/17	Buy	NOK	13,700	SEK	14,071	(33,919)	Citigroup Global Markets Australia and New
08/14/17	Buy	NZD	1,695	CAD	1,640	(24,271)	Zealand Banking Group
08/14/17	Buy	NZD	1,100	CAD	1,054	(8,310)	Barclays Capital Group
08/14/17	Buy	NZD	1,830	CAD	1,746	(7,318)	Barclays Capital Group
08/14/17	Buy	NZD	2,330	CAD	2,202	6,818	Barclays Capital Group
08/14/17	Buy	NZD	2,330	CAD	2,214	(2,339)	Barclays Capital Group
08/14/17	Buy	NZD	2,330	CAD	2,233	(17,571)	Citigroup Global Markets
08/14/17	Buy	NZD	2,330	CAD	2,179	24,411	Deutsche Bank AG
08/14/17	Buy	NZD	2,330	CAD	2,192	14,363	Deutsche Bank AG
08/14/17	Buy	NZD	2,330	CAD	2,177	26,119	Goldman Sachs & Co.
08/14/17	Buy	NZD	2,330	CAD	2,174	28,232	Morgan Stanley
08/14/17	Buy	NZD	2,330	CAD	2,179	24,592	Morgan Stanley
08/14/17	Buy	NZD	2,820	CAD	2,634	32,004	Morgan Stanley
08/14/17	Buy	NZD	8,730	CAD	8,433	(116,453)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
09/12/17	Buy	SEK	13,753	NOK	13,700	(3,963)	BNP Paribas

						$37,343

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues — Buy Protection(1):
Altria Group, Inc.	06/20/22	1.000%	2,470	0.279%	$(86,023)	$(82,310)	$(3,713)	JPMorgan Chase
L Brands, Inc.	06/20/22	1.000%	1,808	2.191%	96,640	133,840	(37,200)	Citigroup Global Markets
L Brands, Inc.	06/20/22	1.000%	861	2.191%	46,643	63,880	(17,237)	Citigroup Global Markets
L Brands, Inc.	06/20/22	1.000%	431	2.191%	23,348	31,898	(8,550)	Citigroup Global Markets
Lowe’s Companies, Inc.	06/20/22	1.000%	1,230	0.244%	(44,944)	(42,255)	(2,689)	JPMorgan Chase
Philip Morris International, Inc.	06/20/22	1.000%	375	0.479%	(9,429)	(9,252)	(177)	JPMorgan Chase
Republic of Argentina	06/20/22	5.000%	328	3.284%	(25,690)	(15,886)	(9,804)	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	57	3.284%	(4,470)	(4,681)	211	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	54	3.284%	(4,234)	(4,511)	277	Barclays Capital Group
Republic of Argentina	06/20/22	5.000%	53	3.284%	(4,157)	(4,428)	271	Barclays Capital Group
Republic of Philippines	06/20/22	1.000%	1,081	0.771%	(12,058)	(2,827)	(9,231)	JPMorgan Chase
Republic of South Africa	06/20/22	1.000%	715	1.968%	31,627	36,963	(5,336)	Citigroup Global Markets
Republic of South Africa	06/20/22	1.000%	465	1.968%	20,568	22,652	(2,084)	Barclays Capital Group
Republic of South Africa	06/20/22	1.000%	295	1.968%	13,048	15,250	(2,202)	Bank of America
Republic of South Africa	06/20/22	1.000%	178	1.968%	7,874	9,182	(1,308)	Goldman Sachs & Co.
Target Corp.	06/20/22	1.000%	1,265	0.711%	(17,726)	(26,115)	8,389	Goldman Sachs & Co.

					$31,017	$121,400	$(90,383)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues — Sell Protection(2):
Aetna, Inc.	06/20/22	1.000%	1,250	0.208%	$47,851	$45,509	$2,342	Citigroup Global Markets
Amgen, Inc.	06/20/22	1.000%	1,250	0.343%	39,627	34,639	4,988	JPMorgan Chase
Newmont Mining Corp.	06/20/22	1.000%	1,305	0.750%	15,930	(72)	16,002	Goldman Sachs & Co.

					$103,408	$80,076	$23,332

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices — Sell Protection(2):
CDX.NA.HY.28.V1	06/20/22	5.000%	11,180	$867,431	$786,950	$(80,481)
CDX.NA.IG.28.V1	06/20/22	1.000%	10,052	191,981	190,294	(1,687)

				$1,059,412	$977,244	$(82,168)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices — Sell Protection(2):
CMBX.NA.9.BBB-	09/17/58	3.000%	4,540	$(533,261)	$(491,542)	$(41,719)	Goldman Sachs & Co.
CMBX.NA.9.BBB-	09/17/58	3.000%	2,440	(286,598)	(247,975)	(38,623)	Goldman Sachs & Co.
CMBX.NA.9.BBB-	09/17/58	3.000%	1,385	(162,680)	(155,371)	(7,309)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000%	430	(50,507)	(41,853)	(8,654)	Credit Suisse First Boston Corp.
CMBX.NA.10.BBB-	11/17/59	3.000%	430	(46,191)	(37,703)	(8,488)	Credit Suisse First Boston Corp.

				$(1,079,237)	$(974,444)	$(104,793)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	41,263	01/28/19	7.361%	28 Day Mexican Interbank Rate(1)	$—	$(13,827)	$(13,827)
MXN	35,835	02/20/20	7.320%	28 Day Mexican Interbank Rate(2)	—	26,400	26,400
MXN	34,320	04/29/20	7.160%	28 Day Mexican Interbank Rate(2)	—	20,297	20,297
MXN	12,214	03/07/22	7.445%	28 Day Mexican Interbank Rate(2)	—	18,819	18,819
MXN	6,107	03/07/22	7.480%	28 Day Mexican Interbank Rate(2)	—	9,900	9,900
MXN	6,107	03/07/22	7.470%	28 Day Mexican Interbank Rate(2)	—	9,760	9,760
MXN	14,442	06/01/22	7.160%	28 Day Mexican Interbank Rate(2)	(157)	12,741	12,898
MXN	8,281	05/25/27	7.410%	28 Day Mexican Interbank Rate(2)	(93)	7,956	8,049
MXN	1,347	05/25/27	7.375%	28 Day Mexican Interbank Rate(2)	(16)	1,128	1,144
MXN	2,915	03/04/37	7.815%	28 Day Mexican Interbank Rate(2)	—	3,537	3,537
MXN	3,796	05/01/37	7.918%	28 Day Mexican Interbank Rate(2)	(181)	6,950	7,131
MXN	3,493	05/01/37	7.949%	28 Day Mexican Interbank Rate(2)	(209)	7,067	7,276
	16,340	01/20/19	1.486%	3 Month LIBOR(2)	—	56,515	56,515
	11,000	02/29/20	1.359%	3 Month LIBOR(1)	—	57,787	57,787
	10,910	02/29/20	1.374%	3 Month LIBOR(1)	—	52,716	52,716
	5,880	02/29/20	1.318%	3 Month LIBOR(1)	—	38,305	38,305
	5,440	02/29/20	1.350%	3 Month LIBOR(1)	—	30,403	30,403
	5,440	02/29/20	1.320%	3 Month LIBOR(1)	—	33,762	33,762
	4,840	02/29/20	1.318%	3 Month LIBOR(1)	—	31,468	31,468
	21,755	05/31/20	1.622%	3 Month LIBOR(2)	—	(57,077)	(57,077)
	6,790	01/20/22	1.946%	3 Month LIBOR(1)	—	(53,083)	(53,083)
	1,905	01/20/27	2.700%	3 Month LIBOR(2)	—	5,606	5,606

					$(656)	$307,130	$307,786

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	4,765	07/03/17	12.850%	Brazil Interbank Overnight Lending Rate(1)	$(3,655)	$—	$(3,655)	JPMorgan Chase
BRL	2,787	07/03/17	13.110%	Brazil Interbank Overnight Lending Rate(1)	(3,252)	—	(3,252)	Citigroup Global Markets
BRL	2,322	07/03/17	13.130%	Brazil Interbank Overnight Lending Rate(1)	(2,820)	—	(2,820)	Bank of America
BRL	6,064	10/02/17	9.500%	Brazil Interbank Overnight Lending Rate(1)	(87)	—	(87)	Bank of America
BRL	4,811	01/02/18	9.980%	Brazil Interbank Overnight Lending Rate(1)	(2,962)	—	(2,962)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
BRL	4,811	01/02/18	9.985%	Brazil Interbank Overnight Lending Rate(1)	$(3,013)	$—	$(3,013)	Citigroup Global Markets
BRL	1,515	01/02/18	8.980%	Brazil Interbank Overnight Lending Rate(1)	771	—	771	Citigroup Global Markets
BRL	4,144	01/02/19	9.250%	Brazil Interbank Overnight Lending Rate(2)	3,389	—	3,389	Citigroup Global Markets
BRL	3,934	01/02/19	9.275%	Brazil Interbank Overnight Lending Rate(2)	3,602	—	3,602	JPMorgan Chase
BRL	2,885	01/02/20	9.730%	Brazil Interbank Overnight Lending Rate(2)	2,265	—	2,265	JPMorgan Chase
BRL	1,386	01/02/20	11.860%	Brazil Interbank Overnight Lending Rate(2)	24,539	—	24,539	JPMorgan Chase
CNH	1,521	06/01/22	3.830%	7 Day China Fixing Repo Rates(2)	655	(2)	657	Bank of America
CNH	824	06/01/22	3.830%	7 Day China Fixing Repo Rates(2)	355	(1)	356	Bank of America
CNH	1,954	06/02/22	3.775%	7 Day China Fixing Repo Rates(2)	118	(11)	129	BNP Paribas
CNH	1,308	06/02/22	3.775%	7 Day China Fixing Repo Rates(2)	67	(5)	72	Bank of America
MXN	15,750	11/21/18	7.060%	28 Day Mexican Interbank Rate(2)	697	—	697	JPMorgan Chase
MXN	13,125	11/21/18	7.070%	28 Day Mexican Interbank Rate(2)	683	—	683	Citigroup Global Markets
MXN	22,400	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	413	—	413	Citigroup Global Markets
MXN	12,707	11/28/18	6.980%	28 Day Mexican Interbank Rate(2)	(414)	—	(414)	JPMorgan Chase
MXN	1,742	07/17/25	6.325%	28 Day Mexican Interbank Rate(2)	(4,189)	—	(4,189)	Citigroup Global Markets
MXN	5,260	08/06/25	6.330%	28 Day Mexican Interbank Rate(2)	(12,780)	(56)	(12,724)	Citigroup Global Markets
MXN	6,621	08/11/25	6.307%	28 Day Mexican Interbank Rate(1)	16,676	69	16,607	Deutsche Bank AG
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	4,474	18	4,456	Bank of America
MXN	1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(1)	4,474	18	4,456	Bank of America

					$30,006	$30	$29,976

Cash of $840,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared interest rate swap and credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$64,212,567	$—
Collateralized Loan Obligations	—	28,979,477	—
Credit Cards	—	25,155,873	—
Equipment	—	2,295,793	—
Other	—	3,632,489	—
Residential Mortgage-Backed Securities	—	2,685,535	—
Student Loans	—	21,599,237	—
Commercial Mortgage-Backed Securities	—	98,519,553	—
Corporate Bonds	—	239,746,164	—
Foreign Government Bonds	—	16,394,400	—
Residential Mortgage-Backed Securities	—	45,274,985	—
U.S. Government Agency Obligations	—	87,632,268	—
U.S. Treasury Obligation	—	29,211,865	—
Affiliated Mutual Funds	34,885,451	—	—
Certificates of Deposit	—	7,005,031	—
Commercial Paper	—	10,571,511	—
Options Purchased	—	147,459	—
Options Written	—	(451,830)	—
Other Financial Instruments*
Futures Contracts	146,787	—	—
OTC Forward Foreign Currency Contracts	—	85,138	—
OTC Cross Currency Exchange Contracts	—	37,343	—
Centrally Cleared Credit Default Swap Agreements	—	(82,168)	—
OTC Credit Default Swap Agreements	—	(944,812)	—
Centrally Cleared Interest Rate Swap Agreements	—	307,786	—
OTC Interest Rate Swap Agreements	—	30,006	—

Total	$35,032,238	$682,045,670	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Commercial Mortgage-Backed Securities	15.3%
Banks	14.9
U.S. Government Agency Obligations	13.6
Automobiles	10.0
Residential Mortgage-Backed Securities	7.4
Affiliated Mutual Fund	5.4
U.S. Treasury Obligations	4.5
Collateralized Loan Obligations	4.5
Credit Cards	3.9
Student Loans	3.3
Foreign Government Bonds	2.5
Diversified Financial Services	2.2
Auto Manufacturers	2.0
Commercial Paper	1.7
Media	1.5
Semiconductors	1.3
Multi-National	1.2
Insurance	1.2
Pharmaceuticals	1.1
Certificates of Deposits	1.1
Real Estate Investment Trusts (REITs)	1.1
Oil & Gas	1.0
Trucking & Leasing	0.9
Telecommunications	0.9
Healthcare-Services	0.9
Airlines	0.7
Computers	0.7
Pipelines	0.6%
Healthcare-Products	0.6

Other	0.6
Miscellaneous Manufacturing	0.5
Iron/Steel	0.5
Electric	0.5
Retail	0.4
Foods	0.4
Equipment	0.4
Internet	0.3
Agriculture	0.2
Home Builders	0.2
Private Equity	0.2
Chemicals	0.2
Beverages	0.2
Biotechnology	0.2
Electronics	0.1
Transportation	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Software	0.1
Pipelines & Other	0.1
Energy-Alternate Sources	0.0 *
Options Purchased	0.0 *

111.4
Options Written	(0.1)
Liabilities in excess of other assets	(11.3)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$82,168	*
Credit contracts	Premiums paid for OTC swap agreements	393,813		Premiums received for OTC swap agreements	1,166,781
Credit contracts	Unrealized appreciation on OTC swap agreements	32,480		Unrealized depreciation on OTC swap agreements	204,324
Foreign exchange contracts	Unaffiliated investments	12,114		—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	376,626		Unrealized depreciation on OTC cross currency exchange contracts	339,283
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	220,264		Unrealized depreciation on OTC forward foreign currency exchange contracts	135,126
Interest rate contracts	Due from/to broker-variation margin futures	407,264	*	Due from/to broker-variation margin futures	260,477	*
Interest rate contracts	Due from/to broker-variation margin swaps	431,773	*	Due from/to broker-variation margin swaps	123,987	*
Interest rate contracts	Premiums paid for OTC swap agreements	105		Premiums received for OTC swap agreements	75

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unaffiliated investments	$135,345	Options written outstanding, at value	$451,830
Interest rate contracts	Unrealized appreciation on OTC swap agreements	63,092	Unrealized depreciation on OTC swap agreements	33,116

Total		$2,072,876		$2,797,167

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$2,274,578	$2,274,578
Foreign exchange contracts	(243,454)	—	—	(124,302)	—	(367,756)
Interest rate contracts	(167,977)	85,539	(1,507,692)	—	3,473	(1,586,657)

Total	$(411,431)	$85,539	$(1,507,692)	$(124,302)	$2,278,051	$320,165

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,425,501)	$(1,425,501)
Foreign exchange contracts	(124,432)	—	—	(1,759,518)	—	(1,883,950)
Interest rate contracts	(19,801)	325,663	374,148	—	114,927	794,937

Total	$(144,233)	$325,663	$374,148	$(1,759,518)	$(1,310,574)	$(2,514,514)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)
$317,545	$152,691,667	$220,388,794	$143,001,176	$8,466,813	$28,440,651	$26,275,084

Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Interest Rate Swap Agreements(4)
$10,973,901	$45,268,633	$126,018,481

(1)	Cost.

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Australia and New Zealand Banking Group	$—	$—	$—	$—
Bank of America	25,283	(5,117)	(20,166)	—
Bank of New York Mellon	23,287	(23,287)	—	—
Barclays Capital Group	169,164	(169,164)	—	—
BNP Paribas	61,968	(49,625)	—	12,343
Citigroup Global Markets	388,499	(153,643)	(234,856)	—
Credit Suisse First Boston Corp.	55,996	(55,996)	—	—
Deutsche Bank AG	246,294	(89,486)	(156,808)	—
Goldman Sachs & Co.	60,221	(60,221)	—	—
JPMorgan Chase	116,930	(116,930)	—	—
Morgan Stanley	86,151	(86,151)	—	—
Royal Bank of Scotland Group PLC	—	—	—	—
Standard Chartered PLC	—	—	—	—
UBS AG	46	(46)	—	—

	$1,233,839

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Australia and New Zealand Banking Group	$(28,857)	$—	$—	$(28,857)
Bank of America	(5,117)	5,117	—	—
Bank of New York Mellon	(36,297)	23,287	—	(13,010)
Barclays Capital Group	(337,497)	169,164	168,333	—
BNP Paribas	(49,625)	49,625	—	—
Citigroup Global Markets	(153,643)	153,643	—	—
Credit Suisse First Boston Corp.	(262,117)	55,996	206,121	—
Deutsche Bank AG	(89,486)	89,486	—	—
Goldman Sachs & Co.	(851,549)	60,221	789,108	(2,220)
JPMorgan Chase	(373,703)	116,930	256,773	—
Morgan Stanley	(119,107)	86,151	—	(32,956)
Royal Bank of Scotland Group PLC	(4,333)	—	4,333	—
Standard Chartered PLC	(14,388)	—	—	(14,388)
UBS AG	(4,816)	46	4,770	—

	$(2,330,535)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $684,201,641)	$683,064,207
Affiliated investments (cost $34,885,697)	34,885,451
Foreign currency, at value (cost $312,183)	252,491
Receivable for investments sold	41,289,127
Receivable for fund share sold	3,814,309
Dividends and interest receivable	3,276,696
Deposit with broker for futures	989,366
Deposit with broker for centrally cleared swaps	840,000
Cash segregated for Counterparty – OTC	590,000
Premiums paid for OTC swap agreements	393,918
Unrealized appreciation on OTC cross currency exchange contracts	376,626
Unrealized appreciation on OTC forward foreign currency contracts	220,264
Due from broker-variation margin futures	152,494
Unrealized appreciation on OTC swap agreements	95,572
Due from broker-variation margin swaps	38,774
Receivable from manager	4,081
Prepaid expenses	10,690

Total Assets	770,294,066

LIABILITIES:
Payable for investments purchased	120,083,909
Payable to broker for collateral for securities on loan	2,628,848
Premiums received for OTC swap agreements	1,166,856
Cash segregated from counterparty – OTC	490,000
Options written outstanding, at value (premiums received $824,360)	451,830
Unrealized depreciation on OTC cross currency exchange contracts	339,283
Unrealized depreciation on OTC swap agreements	237,440
Unrealized depreciation on OTC forward foreign currency contracts	135,126
Accrued expenses and other liabilities	132,108
Management fees payable	107,238
Payable for fund share repurchased	52,902
Distribution fee payable	17,607
Affiliated transfer agent fee payable	365
Total Liabilities	125,843,512

NET ASSETS	$644,450,554

Net assets were comprised of:
Paid-in capital	$627,866,601
Retained earnings	16,583,953

Net assets, June 30, 2017	$644,450,554

Net asset value and redemption price per share, $644,450,554 / 60,297,588 outstanding shares of beneficial interest	$10.69

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$7,720,828
Affiliated dividend income	85,885
Income from securities lending, net (including affiliated income of $20,270)	21,267

7,827,980

EXPENSES
Management fees	1,516,990
Distribution fee	798,551
Custodian and accounting fees	120,000
Audit fee	31,000
Trustees’ fees	8,000
Shareholders’ reports	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	7
Miscellaneous	9,811

Total expenses	2,501,359
Less: management fee waivers and/or expense reimbursement	(182,070)

Net expenses	2,319,289

NET INVESTMENT INCOME (LOSS)	5,508,691

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,477))	(262,860)
Futures transactions	(1,507,692)
Options written transactions	85,539
Swap agreements transactions	2,278,051
Foreign currency transactions	(483,717)

109,321

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(246))	4,506,118
Futures	374,148
Options written	325,663
Swap agreements	(1,310,574)
Foreign currencies	(1,718,871)

2,176,484

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	2,285,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.	$7,794,496

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,508,691	$8,944,666
Net realized gain (loss) on investment and foreign currency transactions	109,321	(1,017,900)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,176,484	4,432,395

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,794,496	12,359,161

FUND SHARE TRANSACTIONS:
Fund share sold [4,170,735 and 8,372,360 shares, respectively]	44,368,296	87,720,173
Fund share repurchased [4,815,746 and 30,473,589 shares, respectively]	(51,213,455)	(319,692,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(6,845,159)	(231,972,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	949,337	(219,613,230)
NET ASSETS:
Beginning of period	643,501,217	863,114,447

End of period	$644,450,554	$643,501,217

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 91.8%		Value
COMMON STOCKS — 58.3%	Shares
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.*(a)	27,600	$693,864
BAE Systems PLC (United Kingdom)	660,026	5,448,727
Boeing Co. (The)	67,201	13,288,998
Elbit Systems Ltd. (Israel)	4,531	558,920
General Dynamics Corp.	8,873	1,757,741
HEICO Corp. (Class A Stock)	6,250	387,813
KLX, Inc.*	14,100	705,000
Leonardo SpA (Italy)	329,571	5,487,292
Lockheed Martin Corp.	24,178	6,712,055
Moog, Inc. (Class A Stock)*	12,800	918,016
Northrop Grumman Corp.	20,580	5,283,092
Raytheon Co.	5,100	823,548
Rolls-Royce Holdings PLC (United Kingdom) (Entitlement Shares)*	43,444,900	56,585
Rolls-Royce Holdings PLC (United Kingdom)*	554,115	6,427,004
Senior PLC (United Kingdom)	211,700	647,095
Spirit AeroSystems Holdings, Inc. (Class A Stock)	13,900	805,366
Thales SA (France)	6,600	710,322
TransDigm Group, Inc.	3,500	941,045
United Technologies Corp.	62,112	7,584,496

		59,236,979

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	46,890	1,021,264
Atlas Air Worldwide Holdings, Inc.*	21,200	1,105,580
Deutsche Post AG (Germany)	21,465	805,760
Expeditors International of Washington, Inc.(a)	13,500	762,480
FedEx Corp.	46,731	10,156,048
Hub Group, Inc. (Class A Stock)*	14,770	566,430
Panalpina Welttransport Holding AG (Switzerland)	5,310	749,391
United Parcel Service, Inc. (Class B Stock)	7,200	796,248

		15,963,201

Airlines — 0.0%
Copa Holdings SA (Panama) (Class A Stock)(a)	7,410	866,970
Qantas Airways Ltd. (Australia)	244,122	1,073,047

		1,940,017

Auto Components — 0.2%
Bridgestone Corp. (Japan)(a)	83,500	3,609,836
Cooper Tire & Rubber Co.(a)	29,630	1,069,643
Delphi Automotive PLC	1,900	166,535
Exedy Corp. (Japan)	12,600	356,228
HI-LEX Corp. (Japan)	17,900	454,304
Motorcar Parts of America, Inc.*	21,940	619,586
NHK Spring Co. Ltd. (Japan)	79,000	834,083
Tenneco, Inc.	15,520	897,522
Valeo SA (France)	68,711	4,622,812

		12,630,549

Automobiles — 0.6%
Brilliance China Automotive Holdings Ltd. (China)	404,000	735,809

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	750,000	$1,315,435
Hyundai Motor Co. (South Korea)	4,740	660,875
Isuzu Motors Ltd. (Japan)	311,300	3,865,526
Mazda Motor Corp. (Japan)	229,000	3,217,197
Mitsubishi Motors Corp. (Japan)	773,800	5,117,261
Subaru Corp. (Japan)	168,100	5,699,945
Suzuki Motor Corp. (Japan)	107,000	5,097,263
Yamaha Motor Co. Ltd. (Japan)	100,300	2,602,722

		28,312,033

Banks — 5.4%
Allied Irish Banks PLC (Ireland)	319,000	1,799,244
Australia & New Zealand Banking Group Ltd. (Australia)	260,019	5,739,045
Banco do Brasil SA (Brazil)	122,400	990,905
Bank of America Corp.	611,838	14,843,190
Bank of China Ltd. (China) (Class H Stock)	4,793,000	2,350,329
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	59,300	2,022,129
Bank of the Ozarks	13,500	632,745
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,668,600	3,044,964
Bankinter SA (Spain)	594,260	5,482,031
BankUnited, Inc.	61,300	2,066,423
Banner Corp.	12,500	706,375
Banque Cantonale Vaudoise (Switzerland)	1,320	979,029
Blue Hills Bancorp, Inc.	77,700	1,390,830
BNP Paribas SA (France)	138,600	9,978,213
BOC Hong Kong Holdings Ltd. (China)	1,380,500	6,606,679
Boston Private Financial Holdings, Inc.	77,560	1,190,546
BPER Banca (Italy)	73,300	367,140
CaixaBank SA (Spain)	1,622,628	7,756,790
Camden National Corp.	43,950	1,885,895
Capitec Bank Holdings Ltd. (South Africa)(a).	39,794	2,524,661
China Construction Bank Corp. (China) (Class H Stock)	5,453,000	4,240,506
CIMB Group Holdings Bhd (Malaysia)	874,184	1,339,924
Citigroup, Inc.	270,797	18,110,903
Comerica, Inc.	2,100	153,804
Commonwealth Bank of Australia (Australia)	114,193	7,264,518
Credicorp Ltd. (Peru)	6,060	1,087,103
Cullen/Frost Bankers, Inc.	8,600	807,626
Dah Sing Financial Holdings Ltd. (Hong Kong)	133,600	1,121,438
Danske Bank A/S (Denmark)	177,871	6,843,246
E.Sun Financial Holding Co. Ltd. (Taiwan)	903,746	555,388
East West Bancorp, Inc.	70,292	4,117,705
Financial Institutions, Inc.	21,900	652,620
FinecoBank Banca Fineco SpA (Italy)	83,115	655,154
First Citizens BancShares, Inc. (Class A Stock)	3,370	1,255,999
First Connecticut Bancorp, Inc.	12,500	320,625
First Foundation, Inc.*	44,700	734,421
First Hawaiian, Inc.	36,000	1,102,320
First Northwest Bancorp*	53,000	835,810
FNB Corp.	139,776	1,979,228
Great Western Bancorp, Inc.	37,600	1,534,456

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	122,000	$774,064
Hana Financial Group, Inc. (South Korea)	54,505	2,152,539
Hanmi Financial Corp.	40,040	1,139,138
IBERIABANK Corp.	18,900	1,540,350
Independent Bank Corp.	25,230	548,753
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,553,000	2,397,858
Intesa Sanpaolo SpA (Italy)	2,694,687	8,571,310
Investors Bancorp, Inc.	97,453	1,301,972
JPMorgan Chase & Co.	264,553	24,180,144
Jyske Bank A/S (Denmark)	14,900	863,069
Kasikornbank PCL (Thailand)	341,500	2,004,060
KB Financial Group, Inc. (South Korea)	62,580	3,159,679
KBC Group NV (Belgium)	121,879	9,240,769
Lloyds Banking Group PLC (United Kingdom)	5,924,911	5,105,974
M&T Bank Corp.	2,900	469,655
Midland States Bancorp, Inc.(a)	34,800	1,166,496
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,072,500	13,979,113
Moneta Money Bank A/S (Czech Republic), 144A	428,796	1,435,659
Natixis SA (France)	29,598	198,683
Nordea Bank AB (Sweden)	885,558	11,278,849
Sberbank of Russia PJSC (Russia)	1,559,396	3,853,271
Shinhan Financial Group Co. Ltd. (South Korea)	12,928	557,781
Sierra Bancorp	8,900	218,495
Societe Generale SA (France)	197,430	10,646,572
SpareBank 1 SR-Bank ASA (Norway)	74,950	641,956
Standard Chartered PLC (United Kingdom)*	1,059,950	10,735,451
Suruga Bank Ltd. (Japan)	162,400	3,949,645
Swedbank AB (Sweden) (Class A Stock)	252,726	6,167,994
Synovus Financial Corp.	23,781	1,052,071
TCF Financial Corp.	26,200	417,628
U.S. Bancorp	27,824	1,444,622
Unicaja Banco SA (Spain)*	1,580,000	2,111,383
United Community Banks, Inc.	64,500	1,793,100
United Overseas Bank Ltd. (Singapore)	291,377	4,891,824
Univest Corp. of Pennsylvania	30,000	898,500
Virgin Money Holdings UK PLC (United Kingdom)	68,900	239,237
Wells Fargo & Co.	39,979	2,215,236
Western Alliance Bancorp*	38,880	1,912,896
Westpac Banking Corp. (Australia)	113,160	2,649,515

		274,975,268

Beverages — 1.3%
Ambev SA (Brazil)	192,300	1,067,463
Anheuser-Busch InBev SA/NV (Belgium)	111,804	12,348,613
Asahi Group Holdings Ltd. (Japan)	19,600	738,141
Britvic PLC (United Kingdom)	128,165	1,155,183
Coca-Cola Bottlers Japan, Inc. (Japan)	98,750	2,859,367
Coca-Cola Bottling Co. Consolidated	3,300	755,271
Coca-Cola Co. (The)	33,036	1,481,665
Coca-Cola HBC AG (Switzerland)*	26,479	778,725
Constellation Brands, Inc. (Class A Stock)	57,519	11,143,156
Cott Corp. (Canada)	84,900	1,226,231

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Diageo PLC (United Kingdom)	53,551	$1,582,535
Dr. Pepper Snapple Group, Inc.	8,000	728,880
Fomento Economico Mexicano SAB de CV (Mexico), UTS	87,900	865,645
Heineken Holding NV (Netherlands)	273	25,023
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	95,900	1,227,306
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	13,200	919,071
Molson Coors Brewing Co. (Class B Stock)	97,483	8,416,682
Monster Beverage Corp.*	33,425	1,660,554
Olvi OYJ (Finland) (Class A Stock)	14,700	514,649
PepsiCo, Inc.	114,103	13,177,755
Pernod Ricard SA (France)	5,907	790,991
Remy Cointreau SA (France)	3,771	439,562
Treasury Wine Estates Ltd. (Australia)	81,763	826,781
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	216,100	1,774,072

		66,503,321

Biotechnology — 1.7%
Ablynx NV (Belgium)*(a)	41,700	537,539
Achaogen, Inc.*	44,300	962,639
Advanced Accelerator Applications SA (France), ADR*(a)	12,100	472,384
Aimmune Therapeutics, Inc.*(a)	17,400	357,744
Alder Biopharmaceuticals, Inc.*(a)	39,000	446,550
Alexion Pharmaceuticals, Inc.*	77,800	9,465,926
Amgen, Inc.	58,322	10,044,798
Amicus Therapeutics, Inc.*(a)	120,900	1,217,463
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	120,300	737,439
Avexis, Inc.*(a)	14,300	1,174,888
Biogen, Inc.*	21,168	5,744,148
BioMarin Pharmaceutical, Inc.*	56,968	5,173,834
Blueprint Medicines Corp.*	29,300	1,484,631
Clovis Oncology, Inc.*	9,500	889,485
CSL Ltd. (Australia)	81,219	8,619,732
DBV Technologies SA (France)*	9,600	677,559
DBV Technologies SA (France), ADR*(a)	33,800	1,206,998
Exelixis, Inc.*	33,100	815,253
Gilead Sciences, Inc.	35,400	2,505,612
Global Blood Therapeutics, Inc.*	14,900	407,515
GlycoMimetics, Inc.*	55,200	616,032
Grifols SA (Spain)	134,859	3,760,028
Loxo Oncology, Inc.*(a)	23,900	1,916,541
Medy-Tox, Inc. (South Korea)	4,128	2,021,479
Neurocrine Biosciences, Inc.*(a)	29,170	1,341,820
Radius Health, Inc.*(a)	28,000	1,266,440
Shire PLC	162,611	8,966,247
Shire PLC, ADR	45,232	7,475,493
TESARO, Inc.*(a)	9,200	1,286,712
United Therapeutics Corp.*	6,400	830,272
Vertex Pharmaceuticals, Inc.*	46,375	5,976,346

		88,399,547

Building Products — 0.4%
American Woodmark Corp.*	11,680	1,116,024
Armstrong World Industries, Inc.*	31,300	1,439,800
Asahi Glass Co. Ltd. (Japan)	27,800	1,174,073

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Builders FirstSource, Inc.*	53,466	$819,099
Cie de Saint-Gobain (France)	128,906	6,884,246
Daikin Industries Ltd. (Japan)	47,400	4,862,863
Gibraltar Industries, Inc.*	43,100	1,536,515
Owens Corning	11,900	796,348

		18,628,968

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	80,418	945,523
Affiliated Managers Group, Inc.	4,900	812,714
Ameriprise Financial, Inc.	3,100	394,599
Ashmore Group PLC (United Kingdom)	152,224	700,654
BinckBank NV (Netherlands)	74,700	377,405
BlackRock, Inc.	1,900	802,579
CBOE Holdings, Inc.	12,100	1,105,940
Charles Schwab Corp. (The)	18,700	803,352
CI Financial Corp. (Canada)	34,400	733,202
CME Group, Inc.	6,500	814,060
Cowen, Inc.*(a)	53,300	866,125
Credit Suisse Group AG (Switzerland)*	659,367	9,594,443
Daiwa Securities Group, Inc. (Japan)	26,000	154,822
Deutsche Boerse AG (Germany)	42,326	4,470,909
Donnelley Financial Solutions, Inc.*	39,900	916,104
GAM Holding AG (Switzerland)*	42,130	566,431
GCA Corp. (Japan)(a)	96,000	858,098
Goldman Sachs Group, Inc. (The)	41,903	9,298,276
Hargreaves Lansdown PLC (United Kingdom)	35,523	602,379
IGM Financial, Inc. (Canada)	10,600	328,757
IRESS Ltd. (Australia)	65,781	641,484
Lazard Ltd. (Class A Stock)	55,552	2,573,724
London Stock Exchange Group PLC (United Kingdom)	63,422	3,016,841
Macquarie Group Ltd. (Australia)	91,570	6,227,099
Magellan Financial Group Ltd. (Australia)	162,238	3,596,440
MarketAxess Holdings, Inc.	1,900	382,090
Nomura Holdings, Inc. (Japan)	124,000	747,775
OM Asset Management PLC	38,800	576,567
Partners Group Holding AG (Switzerland)	2,730	1,695,086
S&P Global, Inc.	5,500	802,945
SEI Investments Co.	14,500	779,810
Vontobel Holding AG (Switzerland)	19,463	1,267,989

		57,454,222

Chemicals — 1.8%
Arkema SA (France)	13,946	1,489,321
Ashland Global Holdings, Inc.	16,910	1,114,538
BASF SE (Germany)	128,012	11,880,701
CF Industries Holdings, Inc.	5,300	148,188
Covestro AG (Germany), 144A	10,359	750,967
Croda International PLC (United Kingdom)	76,552	3,876,804
D&L Industries, Inc. (Philippines)*	2,628,300	626,008
Dow Chemical Co. (The)	154,087	9,718,267
Elementis PLC (United Kingdom)	231,506	887,746
EMS-Chemie Holding AG (Switzerland)	1,018	751,701
Evonik Industries AG (Germany)	22,364	715,778
Ferro Corp.*	63,470	1,160,866
FMC Corp.	10,100	737,805
Frutarom Industries Ltd. (Israel)	18,500	1,291,532

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Incitec Pivot Ltd. (Australia)	1,492,689	$3,915,273
Innophos Holdings, Inc.	1,386	60,762
Innospec, Inc.	11,500	753,825
JSR Corp. (Japan)	171,000	2,960,223
K+S AG (Germany)(a)	185,083	4,753,822
LG Chem Ltd. (South Korea)	9,643	2,453,888
Linde AG (Germany)	28,164	5,361,117
LyondellBasell Industries NV (Class A Stock)	91,284	7,703,454
Mitsui Chemicals, Inc. (Japan)	522,000	2,779,845
Monsanto Co.	6,400	757,504
Nihon Parkerizing Co. Ltd. (Japan)	88,200	1,318,943
Novozymes A/S (Denmark) (Class B Stock)	18,372	803,759
Nufarm Ltd. (Australia)	62,463	462,190
Olin Corp.	18,500	560,180
Platform Specialty Products Corp.*(a)	28,700	363,916
Potash Corp. of Saskatchewan, Inc. (Canada)	44,100	719,244
Scotts Miracle-Gro Co. (The)(a)	10,100	903,546
Sherwin-Williams Co. (The)	2,300	807,208
Shin-Etsu Chemical Co. Ltd. (Japan)	50,100	4,559,745
Sika AG (Switzerland)	43	276,066
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,500	148,590
Sumitomo Chemical Co. Ltd. (Japan)	775,000	4,479,343
Symrise AG (Germany)	56,062	3,977,624
Tokyo Ohka Kogyo Co. Ltd. (Japan)	8,900	297,410
Toray Industries, Inc. (Japan)	19,800	166,115
Umicore SA (Belgium)	37,632	2,617,727
Yara International ASA (Norway)	90,079	3,387,175

		92,498,716

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	26,800	1,112,736
Advanced Disposal Services, Inc.*	57,100	1,297,883
Aeon Delight Co. Ltd. (Japan)	54,700	1,772,685
Copart, Inc.*	44,900	1,427,371
Deluxe Corp.	69,088	4,782,271
Edenred (France)	28,943	754,984
InnerWorkings, Inc.*	53,730	623,268
ISS A/S (Denmark)	10,024	393,754
IWG PLC (Switzerland)	389,140	1,640,577
KAR Auction Services, Inc.	20,860	875,494
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	10,245	395,489
Matthews International Corp. (Class A Stock)	10,600	649,250
Multi-Color Corp.	23,740	1,937,184
Pitney Bowes, Inc.	108,000	1,630,800
Programmed Maintenance Services Ltd. (Australia)	400,278	573,644
Prosegur Cia de Seguridad SA (Spain)	105,400	685,482
Renewi PLC (United Kingdom)	1,274,778	1,374,347
Republic Services, Inc.	14,100	898,593
Rollins, Inc.(a)	19,900	810,129
Sato Holdings Corp. (Japan)	37,300	936,317
Team, Inc.*(a)	14,150	331,818
Toppan Printing Co. Ltd. (Japan)	28,000	307,888

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	11,000	$806,850

		26,018,814

Communications Equipment — 0.5%
Ciena Corp.*	46,400	1,160,928
Cisco Systems, Inc.	436,296	13,656,065
CommScope Holding Co., Inc.*	33,700	1,281,611
Extreme Networks, Inc.*	43,400	400,148
F5 Networks, Inc.*	5,200	660,712
Juniper Networks, Inc.	99,627	2,777,601
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	471,045	3,386,875

		23,323,940

Construction & Engineering — 0.4%
Arcadis NV (Netherlands)	42,300	764,100
Balfour Beatty PLC (United Kingdom)	138,100	487,186
Boustead Projects Ltd. (Singapore)*	181,658	121,380
Boustead Singapore Ltd. (Singapore)	613,790	392,192
Bouygues SA (France)	18,035	759,820
China State Construction International Holdings Ltd. (China)	804,000	1,375,715
Ferrovial SA (Spain)	141,967	3,153,545
Fluor Corp.	16,900	773,682
Gamuda Bhd (Malaysia)	946,500	1,212,648
HOCHTIEF AG (Germany)	3,083	565,975
Jacobs Engineering Group, Inc.	5,700	310,023
KBR, Inc.(a)	40,800	620,976
Monadelphous Group Ltd. (Australia)(a)	25,086	269,580
Quanta Services, Inc.*	20,300	668,276
Shimizu Corp. (Japan)	168,000	1,785,104
Taisei Corp. (Japan)	66,000	603,672
Vinci SA (France)	105,097	8,964,949

		22,828,823

Construction Materials — 0.4%
Adelaide Brighton Ltd. (Australia)	106,131	459,096
Buzzi Unicem SpA (Italy)	28,700	715,636
Cemex SAB de CV (Mexico), ADR*(a)	63,128	594,666
CRH PLC (Ireland)	133,253	4,722,939
Eagle Materials, Inc.	39,115	3,615,008
Ibstock PLC (United Kingdom), 144A	162,000	518,646
James Hardie Industries PLC (Ireland), CDI	279,460	4,404,244
LafargeHolcim Ltd. (Switzerland)*	93,422	5,369,251
RHI AG (Austria)	21,900	812,218
Wienerberger AG (Austria)	44,100	1,003,241

		22,214,945

Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	110,800	2,351,410
Capital One Financial Corp.	57,759	4,772,049
Credit Acceptance Corp.*	400	102,856
Discover Financial Services	117,775	7,324,427
Encore Capital Group, Inc.*(a)	26,000	1,043,900
FirstCash, Inc.	33,400	1,947,220
SLM Corp.*	27,100	311,650
Sun Hung Kai & Co. Ltd. (Hong Kong)	559,000	360,032
Synchrony Financial	50,400	1,502,928

		19,716,472

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging — 0.3%
Avery Dennison Corp.	53,218	$4,702,875
Berry Global Group, Inc.*	3,500	199,535
FP Corp. (Japan)	18,000	974,697
Graphic Packaging Holding Co.	104,250	1,436,565
Packaging Corp. of America	42,217	4,702,552
WestRock Co.	13,800	781,908

		12,798,132

Distributors — 0.0%
Bapcor Ltd. (Australia)	136,677	576,722
Core-Mark Holding Co., Inc.	26,000	859,560
Paltac Corp. (Japan)	18,800	633,557

		2,069,839

Diversified Consumer Services — 0.3%
Carriage Services, Inc.(a)	24,950	672,652
Grand Canyon Education, Inc.*	16,200	1,270,242
Houghton Mifflin Harcourt Co.*	78,900	970,470
Laureate Education, Inc. (Class A Stock)*(a)	32,800	574,984
New Oriental Education & Technology Group, Inc. (China), ADR*	30,900	2,178,141
Service Corp. International	223,611	7,479,788
ServiceMaster Global Holdings, Inc.*	32,200	1,261,918

		14,408,195

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	32,162	5,447,278
Challenger Ltd. (Australia)	760,275	7,796,975
EXOR NV (Netherlands)	13,993	759,304
FirstRand Ltd. (South Africa)	163,156	588,394
Fubon Financial Holding Co. Ltd. (Taiwan)	799,000	1,271,460
Investor AB (Sweden) (Class B Stock)	17,288	834,086
ORIX Corp. (Japan)	584,000	9,086,959
Ricoh Leasing Co. Ltd. (Japan)	33,000	1,155,663
Wendel SA (France)	19,881	2,940,597

		29,880,716

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	443,044	16,716,050
BCE, Inc. (Canada)	15,000	675,509
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	161,189	267,379
BT Group PLC (United Kingdom)	1,483,526	5,704,548
China Telecom Corp. Ltd. (China) (Class H Stock)	1,590,000	755,033
China Unicom Hong Kong Ltd. (China)*	1,739,000	2,581,323
Cogent Communications Holdings, Inc.	34,630	1,388,663
Com Hem Holding AB (Sweden)	61,200	850,592
Deutsche Telekom AG (Germany)	390,978	7,047,383
HKT Trust & HKT Ltd. (Hong Kong)	4,155,000	5,449,520
Iliad SA (France)	10,926	2,582,128
Infrastrutture Wireless Italiane SpA (Italy), 144A	123,600	701,882
Koninklijke KPN NV (Netherlands)	1,352,286	4,328,087
LG Uplus Corp. (South Korea)	75,426	1,028,639
Nippon Telegraph & Telephone Corp. (Japan)	171,094	8,076,338
Spark New Zealand Ltd. (New Zealand)	901,789	2,498,716
Telefonica Deutschland Holding AG (Germany)	769,060	3,846,073

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica SA (Spain)	70,121	$725,867
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,392,200	1,491,554
Telkom SA SOC Ltd. (South Africa)(a)	113,470	533,761
TELUS Corp. (Canada)	45,851	1,582,934
Verizon Communications, Inc.	30,600	1,366,596

		70,198,575

Electric Utilities — 1.4%
Alliant Energy Corp.	16,900	678,873
American Electric Power Co., Inc.	86,829	6,032,011
Avangrid, Inc.	33,900	1,496,685
Chubu Electric Power Co., Inc. (Japan)	57,700	767,333
CK Infrastructure Holdings Ltd. (Hong Kong).	84,000	705,623
CLP Holdings Ltd. (Hong Kong)	59,500	629,174
Contact Energy Ltd. (New Zealand)	40,734	155,515
Duke Energy Corp.	26,879	2,246,816
Edison International	73,651	5,758,772
EDP — Energias de Portugal SA (Portugal)	451,548	1,477,116
Electricite de France SA (France)	120,045	1,300,686
Endesa SA (Spain)	93,613	2,159,525
Enel SpA (Italy)	1,132,886	6,076,244
Exelon Corp.	214,851	7,749,676
Fortis, Inc. (Canada)	21,700	762,713
Fortum OYJ (Finland)	51,417	806,922
Hydro One Ltd. (Canada), 144A	40,800	730,864
Iberdrola SA (Spain)	1,195,612	9,474,554
Kansai Electric Power Co., Inc. (The) (Japan)	11,200	154,442
NextEra Energy, Inc.	12,316	1,725,842
OGE Energy Corp	21,600	751,464
Okinawa Electric Power Co., Inc. (The) (Japan)	62,260	1,424,218
PG&E Corp.	84,475	5,606,606
Portland General Electric Co.	13,620	622,298
Power Assets Holdings Ltd. (Hong Kong)	646,500	5,706,648
PPL Corp.	38,600	1,492,276
Spark Infrastructure Group (Australia)	915,368	1,841,925
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	194,700	803,790
Xcel Energy, Inc.	35,771	1,641,173

		70,779,784

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	246,685	6,122,996
Gamesa Corp. Technologica SA (Spain)	29,249	625,800
Legrand SA (France)	93,918	6,563,139
LS Industrial Systems Co. Ltd. (South Korea)	9,454	461,403
Nidec Corp. (Japan)	48,100	4,941,794
OSRAM Licht AG (Germany)	11,334	904,705
Preformed Line Products Co.	7,780	361,148
Prysmian SpA (Italy)	17,000	501,391
Schneider Electric SE (France)*	73,594	5,655,673
Zumtobel Group AG (Austria)	56,700	1,054,116

		27,192,165

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	190,000	2,373,320

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Alps Electric Co. Ltd. (Japan)	83,300	$2,419,726
Azbil Corp. (Japan)	25,400	966,970
Cognex Corp.	8,700	738,630
Corning, Inc.	25,300	760,265
Hitachi Ltd. (Japan)	611,000	3,767,238
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,177,000	4,524,378
Ingenico Group SA (France)(a)	4,619	418,886
Keyence Corp. (Japan)	13,200	5,811,008
Kudelski SA (Switzerland)	66,443	1,134,037
Largan Precision Co. Ltd. (Taiwan)	16,000	2,547,433
Nippon Electric Glass Co. Ltd. (Japan)	7,200	262,639
Nissha Printing Co. Ltd. (Japan)(a)	18,900	525,529
Oxford Instruments PLC (United Kingdom)	45,747	624,401
Samsung Electro-Mechanics Co. Ltd. (South Korea)	19,795	1,767,071
Sunny Optical Technology Group Co. Ltd. (China)	149,000	1,334,300

		29,975,831

Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway)*	64,600	292,288
C&J Energy Services, Inc.*	9,500	325,565
Essential Energy Services Ltd. (Canada)*	146,200	71,026
Halliburton Co.	214,337	9,154,333
Helix Energy Solutions Group, Inc.*	147,060	829,418
John Wood Group PLC (United Kingdom)	320,698	2,679,507
ProPetro Holding Corp.*	8,900	124,244
Schlumberger Ltd.	10,100	664,984
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	5,600	366,884
Tecnicas Reunidas SA (Spain)	87,584	3,393,838
US Silica Holdings, Inc.(a)	29,300	1,039,857
Western Energy Services Corp. (Canada)*	45,600	61,536

		19,003,480

Equity Real Estate Investment Trusts (REITs) — 1.3%
alstria office REIT-AG (Germany)(a)	68,500	926,363
American Homes 4 Rent (Class A Stock)	31,800	717,726
Armada Hoffler Properties, Inc.	113,154	1,465,344
AvalonBay Communities, Inc.	3,700	711,029
Boardwalk Real Estate Investment Trust (Canada)(a)	17,500	641,676
Boston Properties, Inc.	45,599	5,609,589
CapitaLand Commercial Trust (Singapore)	660,200	795,681
Colony NorthStar, Inc. (Class A Stock)	114,454	1,612,657
CoreCivic, Inc.	23,400	645,372
CoreSite Realty Corp.	20,170	2,088,200
Daiwa Office Investment Corp. (Japan)	160	807,220
DCT Industrial Trust, Inc.	106,111	5,670,572
Dexus (Australia)	90,628	659,824
Digital Realty Trust, Inc.	7,000	790,650
Douglas Emmett, Inc.	18,900	722,169
Dream Industrial Real Estate Investment Trust (Canada)	20,800	139,543
Duke Realty Corp.	144,192	4,030,166
Equity LifeStyle Properties, Inc.	17,130	1,479,004
Essex Property Trust, Inc.	900	231,543

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Eurocommercial Properties NV (Netherlands), CVA	17,002	$679,144
Extra Space Storage, Inc.(a)	69,620	5,430,360
Fortune Real Estate Investment Trust (Hong Kong)	479,000	594,532
GEO Group, Inc. (The)	39,050	1,154,709
Goodman Group (Australia)	81,537	492,791
Great Portland Estates PLC (United Kingdom)	68,913	536,468
Hansteen Holdings PLC (United Kingdom)	288,707	468,297
Hospitality Properties Trust	56,700	1,652,805
Investa Office Fund (Australia)	143,399	483,507
Link REIT (Hong Kong)	104,000	791,132
Mack-Cali Realty Corp.	68,000	1,845,520
Medical Properties Trust, Inc.	81,000	1,042,470
Merlin Properties Socimi SA (Spain)	49,200	622,413
Mirvac Group (Australia)	2,822,716	4,615,814
National Storage REIT (Australia)	580,718	673,883
Omega Healthcare Investors, Inc.(a)	48,200	1,591,564
Outfront Media, Inc.	27,800	642,736
Park Hotels & Resorts, Inc.	6,800	183,328
Pennsylvania Real Estate Investment Trust(a)	45,900	519,588
Potlatch Corp.	26,800	1,224,760
Prologis, Inc.	14,200	832,688
Public Storage	6,499	1,355,236
Segro PLC (United Kingdom)	274,960	1,752,539
Senior Housing Properties Trust	35,600	727,664
Simon Property Group, Inc.	4,500	727,920
STORE Capital Corp.	51,700	1,160,665
Sun Communities, Inc.	18,500	1,622,265
Uniti Group, Inc.	57,200	1,438,008
Urban Edge Properties	26,900	638,337
VEREIT, Inc.	104,400	849,816
Warehouses De Pauw CVA (Belgium)	8,288	870,977
Washington Prime Group, Inc.	66,400	555,768

		67,522,032

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	16,500	563,475
BGF retail Co. Ltd. (South Korea)	29,294	2,588,069
BIM Birlesik Magazalar A/S (Turkey)	92,249	1,710,354
Casino Guichard Perrachon SA (France)	13,576	804,030
Costco Wholesale Corp.	10,400	1,663,272
CP ALL PCL (Thailand)	599,900	1,108,146
CVS Health Corp.	12,500	1,005,750
George Weston Ltd. (Canada)	8,400	760,392
J Sainsbury PLC (United Kingdom)	445,967	1,462,808
Koninklijke Ahold Delhaize NV (Netherlands)	198,266	3,784,358
Kroger Co. (The)	344,133	8,025,182
Lawson, Inc. (Japan)	6,700	468,887
Loblaw Cos. Ltd. (Canada)	2,500	139,073
Magnit PJSC (Russia)	2,979	463,812
Magnit PJSC (Russia), GDR	19,375	649,063
METRO AG (Germany)	23,233	784,862
North West Co., Inc. (The) (Canada)	53,800	1,296,875
Performance Food Group Co.*	33,900	928,860
Raia Drogasil SA (Brazil)	56,100	1,193,833

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	10,900	$535,220
San-A Co. Ltd. (Japan)	25,300	1,119,072
Seven & i Holdings Co. Ltd. (Japan)	117,900	4,865,078
Sundrug Co. Ltd. (Japan)	39,200	1,462,252
Sysco Corp.	28,574	1,438,129
Tesco PLC (United Kingdom)*	642,717	1,415,033
Tsuruha Holdings, Inc. (Japan)	6,800	722,593
United Natural Foods, Inc.*(a)	10,400	381,680
US Foods Holding Corp.*	26,500	721,330
Wal-Mart Stores, Inc.	29,975	2,268,508
Woolworths Ltd. (Australia)	208,194	4,086,636

		48,416,632

Food Products — 1.5%
Archer-Daniels-Midland Co.	207,481	8,585,564
Dairy Crest Group PLC (United Kingdom)	99,325	773,783
Danone SA (France)	75,009	5,630,007
Darling Ingredients, Inc.*	80,300	1,263,922
Dean Foods Co.(a)	178,773	3,039,141
General Mills, Inc.	24,326	1,347,660
Gruma SAB de CV (Mexico) (Class B Stock)	94,500	1,232,906
Hershey Co. (The)	13,843	1,486,323
Hostess Brands, Inc.*(a)	36,700	590,870
Ingredion, Inc.	8,500	1,013,285
Inventure Foods, Inc.*	29,600	127,576
J.M. Smucker Co. (The)	5,600	662,648
Kellogg Co.	19,600	1,361,416
Kerry Group PLC (Ireland) (Class A Stock)	8,800	758,132
Kraft Heinz Co. (The)	16,300	1,395,932
M Dias Branco SA (Brazil)	60,800	909,366
Marine Harvest ASA (Norway)*	45,604	780,248
Mondelez International, Inc. (Class A Stock)	4,200	181,398
Nestle SA (Switzerland)	289,358	25,237,133
NH Foods Ltd. (Japan)	49,000	1,490,585
Orkla ASA (Norway)	82,578	839,324
Pilgrim’s Pride Corp.*(a)	35,100	769,392
Pinnacle Foods, Inc.	82,268	4,886,719
Post Holdings, Inc.*	15,000	1,164,750
Saputo, Inc. (Canada)	18,900	601,191
Snyder’s-Lance, Inc.(a)	35,190	1,218,278
SunOpta, Inc. (Canada), (XNGS)*(a)	99,900	1,018,980
SunOpta, Inc. (Canada), (XTSE)*	87,400	889,636
Tate & Lyle PLC (United Kingdom)	85,387	735,901
TreeHouse Foods, Inc.*(a)	9,300	759,717
Tyson Foods, Inc. (Class A Stock)	78,801	4,935,307
WH Group Ltd. (Hong Kong), 144A	1,851,500	1,869,592

		77,556,682

Gas Utilities — 0.2%
Atmos Energy Corp.	17,310	1,435,865
Gas Natural SDG SA (Spain)	32,571	762,439
National Fuel Gas Co.(a)	13,200	737,088
New Jersey Resources Corp.	107,787	4,279,144
South Jersey Industries, Inc.	125,916	4,302,550
UGI Corp.	14,700	711,627

		12,228,713

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	17,100	$831,231
Becton, Dickinson and Co.	35,154	6,858,897
Boston Scientific Corp.*	224,384	6,219,924
Cooper Cos., Inc. (The)	3,900	933,738
Danaher Corp.	132,427	11,175,515
Hill-Rom Holdings, Inc.	9,900	788,139
Hoya Corp. (Japan)	100,700	5,242,580
IDEXX Laboratories, Inc.*	4,600	742,532
Intuitive Surgical, Inc.*	1,200	1,122,444
iRhythm Technologies, Inc.*	12,900	548,121
Medtronic PLC	136,822	12,142,952
Merit Medical Systems, Inc.*	33,610	1,282,222
Nagaileben Co. Ltd. (Japan)	18,000	418,745
Olympus Corp. (Japan)	139,900	5,125,713
ResMed, Inc.(a)	11,400	887,718
Sartorius Stedim Biotech (France)	30,200	2,341,076
Stryker Corp.(a)	9,615	1,334,370
Teleflex, Inc.	6,020	1,250,715

		59,246,632

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	25,100	1,239,438
Addus HomeCare Corp.*	37,300	1,387,560
Aetna, Inc.	5,900	895,797
Almost Family, Inc.*	23,400	1,442,610
Amedisys, Inc.*(a)	16,600	1,042,646
Anthem, Inc.	8,600	1,617,918
As One Corp. (Japan)	13,800	645,731
BioScrip, Inc.*(a)	328,900	892,964
Brookdale Senior Living, Inc.*	35,400	520,734
Capital Senior Living Corp.*	44,200	672,282
Cardinal Health, Inc.	10,400	810,368
Centene Corp.*	10,300	822,764
Cigna Corp.	6,933	1,160,515
Civitas Solutions, Inc.*	49,100	859,250
Envision Healthcare Corp.*	20,870	1,307,923
Fresenius Medical Care AG & Co. KGaA (Germany)	49,056	4,733,751
Fresenius SE & Co. KGaA (Germany)	57,558	4,941,534
Hanger, Inc.*(a)	26,410	314,279
Henry Schein, Inc.*	4,800	878,496
Humana, Inc.	46,948	11,296,628
Laboratory Corp. of America Holdings*	5,200	801,528
LHC Group, Inc.*	14,400	977,616
McKesson Corp.	5,500	904,970
Mediclinic International PLC (South Africa)	151,726	1,467,659
MEDNAX, Inc.*	17,500	1,056,475
Quest Diagnostics, Inc.	14,901	1,656,395
Raffles Medical Group Ltd. (Singapore)	1,267,381	1,233,647
Ryman Healthcare Ltd. (New Zealand)	55,818	339,123
Ship Healthcare Holdings, Inc. (Japan)	17,900	557,622
Tsukui Corp. (Japan)	117,400	689,069
UnitedHealth Group, Inc.	104,319	19,342,830
WellCare Health Plans, Inc.*	9,600	1,723,776

		68,233,898

Health Care Technology — 0.1%
CompuGroup Medical SE (Germany)	30,300	1,699,848

COMMON STOCKS (continued)	Shares	Value
Health Care Technology (continued)
Evolent Health, Inc. (Class A Stock)*(a)	50,100	$1,270,035

		2,969,883

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	88,335	4,143,733
Aristocrat Leisure Ltd. (Australia)	103,972	1,802,553
Bojangles’, Inc.*(a)	35,700	580,125
Carnival Corp.	57,586	3,775,914
Carnival PLC	12,802	846,518
Carrols Restaurant Group, Inc.*	57,180	700,455
Chipotle Mexican Grill, Inc.*(a)	1,000	416,100
Churchill Downs, Inc.	5,300	971,490
Compass Group PLC (United Kingdom)	189,759	4,005,369
Crown Resorts Ltd. (Australia)	79,766	752,830
Darden Restaurants, Inc.	8,800	795,872
Del Frisco’s Restaurant Group, Inc.*	45,900	738,990
Denny’s Corp.*	73,950	870,392
Galaxy Entertainment Group Ltd. (Hong Kong)	113,000	685,831
Genting Hong Kong Ltd. (Hong Kong)	1,074,000	322,199
Hilton Grand Vacations, Inc.*	34,700	1,251,282
Hilton Worldwide Holdings, Inc.	2,600	160,810
InterContinental Hotels Group PLC (United Kingdom)	27,989	1,554,339
Jack in the Box, Inc.	8,100	797,850
Jollibee Foods Corp. (Philippines)	162,490	656,534
Las Vegas Sands Corp.	26,200	1,673,918
Marriott International, Inc. (Class A Stock)	7,600	762,356
McDonald’s Corp.	15,265	2,337,988
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR.	214,800	4,822,260
Melia Hotels International SA (Spain)	107,300	1,607,080
Restaurant Brands International, Inc. (Canada)	13,000	813,402
Rezidor Hotel Group AB (Belgium)	163,600	604,404
Royal Caribbean Cruises Ltd.	50,643	5,531,735
Starbucks Corp.	25,564	1,490,637
Vail Resorts, Inc.	3,700	750,471
Wyndham Worldwide Corp.	1,500	150,615
Yum! Brands, Inc.	11,300	833,488

		47,207,540

Household Durables — 0.9%
Berkeley Group Holdings PLC (United Kingdom)	6,951	292,288
Cairn Homes PLC (Ireland)*	822,300	1,413,468
Coway Co. Ltd. (South Korea)	16,280	1,479,557
D.R. Horton, Inc.	88,239	3,050,422
De’ Longhi SpA (Italy)	25,100	787,412
Dorel Industries, Inc. (Canada) (Class B Stock)	12,900	342,893
Helen of Troy Ltd.*	14,400	1,355,039
Installed Building Products, Inc.*	15,100	799,545
Nien Made Enterprise Co. Ltd. (Taiwan)	285,299	3,163,694
Panasonic Corp. (Japan)	460,800	6,278,520
Redrow PLC (United Kingdom)	84,183	599,997
Sony Corp. (Japan)	207,100	7,899,569
Taylor Morrison Home Corp. (Class A Stock)*	106,243	2,550,894

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Techtronic Industries Co. Ltd. (Hong Kong)	1,741,500	$8,002,186
Toll Brothers, Inc.	153,791	6,076,282
TopBuild Corp.*	28,700	1,523,109

		45,614,875

Household Products — 0.5%
Colgate-Palmolive Co.	20,711	1,535,306
Essity AB (Sweden) (Class B Stock)*	243,262	6,655,654
Lion Corp. (Japan)	40,600	842,121
Procter & Gamble Co. (The)	122,862	10,707,424
PZ Cussons PLC (United Kingdom)	76,859	343,146
Reckitt Benckiser Group PLC (United Kingdom)	60,015	6,083,939

		26,167,590

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	198,700	2,207,556
Boralex, Inc. (Canada) (Class A Stock)	55,600	941,530
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	1,378,000	439,327
Vistra Energy Corp.	91,200	1,531,248

		5,119,661

Industrial Conglomerates — 0.5%
3M Co.	11,498	2,393,769
CK Hutchison Holdings Ltd. (Hong Kong)	591,864	7,427,624
General Electric Co.	74,434	2,010,462
Honeywell International, Inc.	58,910	7,852,114
Jardine Matheson Holdings Ltd. (Hong Kong)	11,900	763,980
Jardine Strategic Holdings Ltd. (Hong Kong)	18,300	762,927
Koninklijke Philips NV (Netherlands)	80,869	2,878,836
Roper Technologies, Inc.	2,500	578,825

		24,668,537

Insurance — 2.5%
Admiral Group PLC (United Kingdom)	29,362	766,201
Aflac, Inc.	59,930	4,655,362
AIA Group Ltd. (Hong Kong)	1,014,200	7,420,253
Allianz SE (Germany)	3,962	781,871
Allstate Corp. (The)	89,232	7,891,678
American Financial Group, Inc.	25,685	2,552,318
Assurant, Inc.	13,500	1,399,815
Assured Guaranty Ltd.	7,400	308,876
Aviva PLC (United Kingdom)	569,769	3,908,277
Baloise Holding AG (Switzerland)	8,220	1,273,276
China Life Insurance Co. Ltd. (China) (Class H Stock)	825,000	2,521,247
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	322,400	1,318,192
Chubb Ltd.	5,600	814,128
Dai-ichi Life Holdings, Inc. (Japan)	109,200	1,982,135
Direct Line Insurance Group PLC (United Kingdom)	656,681	3,040,791
Discovery Ltd. (South Africa)	83,132	812,962
Dongbu Insurance Co. Ltd. (South Korea)	19,100	1,135,074
Employers Holdings, Inc.	20,700	875,610
Euler Hermes Group (France)	11,800	1,402,494
FNF Group	20,900	936,947

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	175,380	$9,219,727
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	50,043	1,721,231
Insurance Australia Group Ltd. (Australia)	1,098,280	5,723,835
Intact Financial Corp. (Canada)	9,900	747,844
James River Group Holdings Ltd.	16,500	655,545
Lancashire Holdings Ltd. (United Kingdom)	38,089	345,901
Mapfre SA (Spain)	210,999	738,543
Marsh & McLennan Cos., Inc.	11,000	857,560
MetLife, Inc.	14,300	785,642
National Western Life Group, Inc. (Class A Stock)	3,100	990,822
NN Group NV (Netherlands)	22,452	796,667
Old Mutual PLC (United Kingdom)	8,330	21,016
Principal Financial Group, Inc.	138,535	8,875,937
Prudential PLC (United Kingdom)	353,098	8,104,973
QBE Insurance Group Ltd. (Australia)	484,552	4,398,017
Reinsurance Group of America, Inc.	63,718	8,180,754
Sampo Oyj (Finland) (Class A Stock)	78,747	4,040,172
SCOR SE (France)	11,500	456,871
Sony Financial Holdings, Inc. (Japan)	117,900	2,016,324
St. James’s Place PLC (United Kingdom)	232,806	3,588,381
Standard Life PLC (United Kingdom)	742,592	3,861,500
Tokio Marine Holdings, Inc. (Japan)	99,700	4,148,843
Travelers Cos., Inc. (The)	11,870	1,501,911
XL Group Ltd. (Bermuda)	13,900	608,820
Zurich Insurance Group AG (Switzerland)	39,862	11,633,684

		129,818,027

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	23,123	22,383,064
CJ O Shopping Co. Ltd. (South Korea)	1,516	253,718
HSN, Inc.	11,800	376,420
JD.com, Inc. (China), ADR*	75,400	2,957,188
Netflix, Inc.*	4,700	702,227
Priceline Group, Inc. (The)*	800	1,496,416
Start Today Co. Ltd. (Japan)	35,100	865,029
Yoox Net-A-Porter Group SpA (Italy)*(a)	22,700	629,003

		29,663,065

Internet Software & Services — 1.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	69,100	9,736,190
Alphabet, Inc. (Class A Stock)*	22,548	20,962,425
Alphabet, Inc. (Class C Stock)*	16,876	15,335,727
Auto Trader Group PLC (United Kingdom), 144A	141,676	701,492
Bankrate, Inc.*	34,540	443,839
Cornerstone OnDemand, Inc.*	23,600	843,700
Criteo SA (France), ADR*(a)	12,888	632,156
eBay, Inc.*	22,600	789,192
Facebook, Inc. (Class A Stock)*	92,317	13,938,021
GMO internet, Inc. (Japan)	68,100	886,625
Gogo, Inc.*(a)	61,800	712,554
Internet Initiative Japan, Inc. (Japan)	18,200	330,832
Kakaku.com, Inc. (Japan)	12,100	173,937
LogMeIn, Inc.	31,728	3,315,576
Mail.Ru Group Ltd. (Russia), GDR*	41,066	1,080,844

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
MaxPoint Interactive, Inc.*	10,225	$75,563
MercadoLibre, Inc. (Argentina)	10,400	2,609,153
Mixi, Inc. (Japan)	39,900	2,220,407
NAVER Corp. (South Korea)	1,652	1,210,967
NetEase, Inc. (China), ADR	8,000	2,405,040
Points International Ltd. (Canada)*	8,165	73,812
Rightmove PLC (United Kingdom)	8,400	464,803
Tencent Holdings Ltd. (China)	291,800	10,468,313
United Internet AG (Germany)	21,136	1,163,202
VeriSign, Inc.*(a)	8,400	780,864
Weibo Corp. (China), ADR*	640	42,541

		91,397,775

IT Services — 1.2%
Accenture PLC (Class A Stock)	24,992	3,091,009
Alliance Data Systems Corp.	3,100	795,739
Alten SA (France)	20,600	1,699,031
Amadeus IT Group SA (Spain)	132,213	7,903,145
Atos SE (France)	5,773	810,015
Automatic Data Processing, Inc.	14,600	1,495,916
Capgemini SE (France)	43,870	4,531,892
Cognizant Technology Solutions Corp. (Class A Stock)	12,500	830,000
Computershare Ltd. (Australia)	68,899	748,774
CSRA, Inc.	46,100	1,463,675
DXC Technology Co.	3,800	291,536
EOH Holdings Ltd. (South Africa)	99,502	956,479
EPAM Systems, Inc.*	19,800	1,664,982
Euronet Worldwide, Inc.*	10,400	908,648
EVERTEC, Inc. (Puerto Rico)	55,600	961,880
ExlService Holdings, Inc.*	23,100	1,283,898
First Data Corp. (Class A Stock)*	48,300	879,060
Fujitsu Ltd. (Japan)	488,000	3,609,378
Genpact Ltd.	31,400	873,861
Leidos Holdings, Inc.	14,700	759,843
Luxoft Holding, Inc.*(a)	13,400	815,389
Mastercard, Inc. (Class A Stock)	19,700	2,392,565
MAXIMUS, Inc.	20,400	1,277,652
Nets A/S (Denmark), 144A*	63,476	1,262,316
Obic Co. Ltd. (Japan)	76,500	4,710,560
Otsuka Corp. (Japan)	53,900	3,352,797
Paychex, Inc.	25,600	1,457,664
PayPal Holdings, Inc.*	32,200	1,728,174
Perficient, Inc.*	43,100	803,384
Square, Inc. (Class A Stock)*	33,500	785,910
Virtusa Corp.*(a)	32,420	953,148
Visa, Inc. (Class A Stock)(a)	32,669	3,063,699
WNS Holdings Ltd. (India), ADR*	25,100	862,436
Zuken, Inc. (Japan)	50,500	709,078

		59,733,533

Leisure Products — 0.1%
Amer Sports OYJ (Finland)*	43,500	1,088,024
Brunswick Corp.	88,434	5,547,465
Mattel, Inc.	33,700	725,561

		7,361,050

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,600	814,716

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	31,166	$898,827
Cambrex Corp.*	23,600	1,410,100
Charles River Laboratories International, Inc.*	9,000	910,350
Tecan Group AG (Switzerland)	8,860	1,668,397

		5,702,390

Machinery — 1.6%
Alfa Laval AB (Sweden)	326,377	6,680,127
Alstom SA (France)*	147,602	5,155,081
Caterpillar, Inc.	87,160	9,366,214
CNH Industrial NV (United Kingdom)	914	10,365
Cummins, Inc.	37,760	6,125,427
Deutz AG (Germany)	138,200	1,167,378
FANUC Corp. (Japan)	16,400	3,174,150
Federal Signal Corp.	81,800	1,420,048
Fortive Corp.	51,681	3,273,991
Franklin Electric Co., Inc.	17,400	720,360
Ingersoll-Rand PLC	105,536	9,644,935
ITT, Inc.	50,700	2,037,126
Kawasaki Heavy Industries Ltd. (Japan)	262,000	779,875
Komatsu Ltd. (Japan)	175,800	4,512,337
Kone OYJ (Finland) (Class B Stock)	15,892	808,509
Minebea Mitsumi, Inc. (Japan)	158,000	2,555,168
Mitsubishi Heavy Industries Ltd. (Japan)	1,118,000	4,602,983
Miura Co. Ltd. (Japan)	45,700	894,264
NGK Insulators Ltd. (Japan)	149,600	2,999,202
Nippon Thompson Co. Ltd. (Japan)	65,000	344,903
NN, Inc.	25,400	697,230
Nordson Corp.	11,100	1,346,652
OC Oerlikon Corp. AG (Switzerland)*	36,190	476,283
Oshkosh Corp.	10,600	730,128
Parker-Hannifin Corp.	4,600	735,172
Pfeiffer Vacuum Technology AG (Germany)	5,900	864,677
Singamas Container Holdings Ltd. (Hong Kong)*	2,216,000	343,372
SMC Corp. (Japan)	8,900	2,720,662
Sumitomo Heavy Industries Ltd. (Japan)	430,000	2,853,321
THK Co. Ltd. (Japan)	2,400	68,398
Trinity Industries, Inc.(a)	23,100	647,493
Volvo AB (Sweden) (Class B Stock)	46,229	788,373
Wartsila OYJ Abp (Finland)	47,812	2,827,485

		81,371,689

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,949	3,924,336

Media — 1.3%
Altice NV (Netherlands) (Class A Stock)*	173,209	3,990,638
Cable One, Inc.	1,200	853,080
Cinemark Holdings, Inc.	160,799	6,247,041
Comcast Corp. (Class A Stock)	431,635	16,799,234
CTS Eventim AG & Co. KGaA (Germany)	18,502	819,265
Daiichikosho Co. Ltd. (Japan)	21,800	1,023,976
Dentsu, Inc. (Japan)	83,600	4,010,544
Informa PLC (United Kingdom)	120,867	1,054,254
IPSOS (France)(a)	26,900	1,009,585
Liberty Broadband Corp. (Class C Stock)*	8,700	754,725

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Lions Gate Entertainment Corp. (Class B Stock)*	36,088	$948,393
Media Nusantara Citra Tbk PT (Indonesia)*	8,169,400	1,126,216
Mediaset Espana Comunicacion SA (Spain)	75,300	937,754
Naspers Ltd. (South Africa) (Class N Stock)	31,345	6,172,860
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,306,000	192,238
Pico Far East Holdings Ltd. (Hong Kong)	2,044,000	855,894
ProSiebenSat.1 Media SE (Germany)	159,613	6,695,696
Quebecor, Inc. (Canada) (Class B Stock)	34,500	1,141,841
REA Group Ltd. (Australia)	11,530	588,266
Sirius XM Holdings, Inc.(a)	147,600	807,372
Smiles SA (Brazil)	44,900	811,558
Technicolor SA (France)	62,200	270,958
Viacom, Inc. (Class B Stock)	19,100	641,187
Vivendi SA (France)	240,605	5,357,677
Walt Disney Co. (The)	9,600	1,020,000
WPP PLC (United Kingdom)	181,933	3,830,925

		67,961,177

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	16,600	748,587
Alrosa PJSC (Russia)	373,800	548,800
Alumina Ltd. (Australia)	546,350	804,724
BHP Billiton Ltd. (Australia)	251,582	4,484,167
BHP Billiton PLC (Australia)	165,453	2,534,870
Boliden AB (Sweden)	27,103	740,859
Compass Minerals International, Inc.(a)	18,200	1,188,460
Copper Mountain Mining Corp. (Canada)*(a)	103,100	65,988
Detour Gold Corp. (Canada)*	47,700	558,364
Dominion Diamond Corp. (Canada)	49,200	619,173
Dowa Holdings Co. Ltd. (Japan)	33,000	250,305
Ferroglobe PLC^	44,100	—
Ferroglobe PLC	35,500	424,225
Fresnillo PLC (Mexico)	65,883	1,277,132
Gem Diamonds Ltd. (United Kingdom)	159,600	190,956
Glencore PLC (Switzerland)*	1,703,553	6,383,633
Hitachi Metals Ltd. (Japan)	185,200	2,583,981
Independence Group NL (Australia)	313,868	759,206
Kaiser Aluminum Corp.	7,200	637,344
KAZ Minerals PLC (United Kingdom)*	68,600	462,716
Lundin Mining Corp. (Canada)	190,200	1,080,948
Mitsubishi Materials Corp. (Japan)	23,800	722,245
POSCO (South Korea)	7,688	1,925,783
Randgold Resources Ltd. (United Kingdom)	45,702	4,055,422
Rio Tinto Ltd. (United Kingdom)	5,003	243,138
Steel Dynamics, Inc.	73,611	2,636,010
Tahoe Resources, Inc.	75,400	650,040

		36,577,076

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	35,700	760,053
Annaly Capital Management, Inc.	64,817	781,045
Chimera Investment Corp.	36,000	670,680
Ladder Capital Corp.	48,600	651,726
MFA Financial, Inc.	91,500	767,685
Redwood Trust, Inc.	62,880	1,071,475
Starwood Property Trust, Inc.	34,200	765,738

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	66,500	$659,015

		6,127,417

Multiline Retail — 0.1%
B&M European Value Retail SA (Luxembourg)	218,173	963,217
Dollar General Corp.	9,100	656,019
Dollarama, Inc. (Canada)	3,800	363,092
Don Quijote Holdings Co. Ltd. (Japan)	12,700	482,534
Harvey Norman Holdings Ltd. (Australia)	205,997	604,907
Lifestyle International Holdings Ltd. (Hong Kong)	336,000	461,283

		3,531,052

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	37,804	740,825
Ameren Corp.	31,586	1,726,807
Atco Ltd. (Canada) (Class I Stock)	2,200	86,029
CenterPoint Energy, Inc.	58,700	1,607,206
CMS Energy Corp.	19,700	911,125
DTE Energy Co.	14,180	1,500,102
E.ON SE (Germany)	47,269	446,219
Engie SA (France)	106,319	1,604,755
MDU Resources Group, Inc.	27,900	730,980
NiSource, Inc.	29,800	755,728
Public Service Enterprise Group, Inc.	52,523	2,259,014
RWE AG (Germany)*	44,406	887,048
Vectren Corp.	12,400	724,656

		13,980,494

Oil, Gas & Consumable Fuels — 2.6%
Aegean Marine Petroleum Network, Inc.
(Greece)(a)	109,200	638,820
Anadarko Petroleum Corp.	124,211	5,631,727
Ardmore Shipping Corp. (Ireland)(a)	101,228	825,008
Callon Petroleum Co.*(a)	127,000	1,347,470
Canadian Natural Resources Ltd. (Canada)	3,600	103,880
Centennial Resource Development, Inc. (Class A Stock)*(a)	134,600	2,129,372
Chevron Corp.	126,684	13,216,942
CNOOC Ltd. (China)	2,292,000	2,514,874
ConocoPhillips	17,400	764,904
Delek US Holdings, Inc.	25,400	671,576
Diamondback Energy, Inc.*	33,557	2,980,197
Encana Corp. (Canada)	71,700	630,858
EOG Resources, Inc.	113,700	10,292,124
Euronav NV (Belgium)	56,400	445,879
Extraction Oil & Gas, Inc.*(a)	61,725	830,201
Exxon Mobil Corp.	55,675	4,494,643
Galp Energia SGPS SA (Portugal)	225,572	3,418,272
HollyFrontier Corp.	22,500	618,075
Kinder Morgan, Inc.	39,900	764,484
LUKOIL PJSC (Russia)	27,403	1,336,926
LUKOIL PJSC (Russia), ADR	12,330	602,619
Lundin Petroleum AB (Sweden)*	297,362	5,731,346
Marathon Oil Corp.	18,300	216,855
Marathon Petroleum Corp.	21,400	1,119,862
Murphy Oil Corp.	3,800	97,394
Novatek PJSC (Russia), GDR	4,407	496,973

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.*	74,000	$595,700
OMV AG (Austria)	37,466	1,946,088
Parsley Energy, Inc. (Class A Stock)*	14,500	402,375
Petroleo Brasileiro SA (Brazil)*	387,400	1,551,752
Petroleo Brasileiro SA (Brazil), ADR*(a)	66,900	534,531
Phillips 66	19,000	1,571,110
Pioneer Natural Resources Co.	300	47,874
Plains GP Holdings LP (Class A Stock)*(a)	60,400	1,580,064
Repsol SA (Spain)	189,751	2,909,094
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	928,853	24,678,548
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	114,756	6,103,872
San-Ai Oil Co. Ltd. (Japan)	100,000	1,024,255
Snam SpA (Italy)	168,372	734,804
Spartan Energy Corp. (Canada)*	88,266	418,596
Statoil ASA (Norway)	181,601	3,011,333
Suncor Energy, Inc. (Canada)	74,300	2,170,903
Targa Resources Corp.	29,600	1,337,920
Tesoro Corp.	8,900	833,040
TOTAL SA (France)	206,216	10,238,030
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	37,115	1,067,782
Williams Cos., Inc. (The)	71,200	2,155,936
Woodside Petroleum Ltd. (Australia)	222,747	5,109,594
WPX Energy, Inc.*	4,200	40,572

		131,985,054

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	40,200	607,278
Nine Dragons Paper Holdings Ltd. (Hong Kong)	947,000	1,261,109
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	249,577	1,888,052
UPM-Kymmene OYJ (Finland)	58,723	1,674,473

		5,430,912

Personal Products — 0.8%
Beiersdorf AG (Germany)	7,582	797,489
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,100	777,438
Herbalife Ltd.*(a)	12,900	920,157
Kao Corp. (Japan)	89,600	5,327,468
Kose Corp. (Japan)	31,200	3,421,727
L’Oreal SA (France)	5,346	1,114,721
Unilever NV (United Kingdom), CVA	330,677	18,254,003
Unilever PLC (United Kingdom)	147,370	7,975,391

		38,588,394

Pharmaceuticals — 2.8%
AstraZeneca PLC (United Kingdom)	111,781	7,487,525
Bayer AG (Germany)	102,259	13,253,836
Bristol-Myers Squibb Co.	190,705	10,626,083
Catalent, Inc.*	47,200	1,656,720
China Traditional Chinese Medicine Holdings Co. Ltd. (China)	1,858,000	1,070,662
Chugai Pharmaceutical Co. Ltd. (Japan)	91,700	3,435,626
CSPC Pharmaceutical Group Ltd. (China)	1,422,000	2,076,987
GlaxoSmithKline PLC (United Kingdom)	582,318	12,396,018

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Hypermarcas SA (Brazil)	102,800	$859,847
Intersect ENT, Inc.*	22,900	640,055
Ipsen SA (France)	7,200	985,234
Jazz Pharmaceuticals PLC*	4,600	715,299
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	134,198	1,001,441
Johnson & Johnson	41,194	5,449,554
Medicines Co. (The)*(a)	11,800	448,518
Merck & Co., Inc.	220,389	14,124,731
Merck KGaA (Germany)	12,903	1,561,249
Mitsubishi Tanabe Pharma Corp. (Japan)	34,515	798,405
Novartis AG (Switzerland)	180,152	15,047,485
Novo Nordisk A/S (Denmark) (Class B Stock)	5,000	214,836
Orion OYJ (Finland) (Class B Stock)	26,059	1,664,674
Roche Holding AG (Switzerland)	54,884	14,023,681
Sanofi (France)	180,882	17,332,144
Shionogi & Co. Ltd. (Japan)	149,200	8,319,076
Takeda Pharmaceutical Co. Ltd. (Japan)	15,400	781,842
Taro Pharmaceutical Industries Ltd.*(a)	6,400	717,182
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	136,300	4,527,886

		141,216,596

Professional Services — 0.4%
CBIZ, Inc.*	131,560	1,973,400
Dun & Bradstreet Corp. (The)	7,200	778,680
Huron Consulting Group, Inc.*	15,500	669,600
ICF International, Inc.*	89,063	4,194,867
ManpowerGroup, Inc.	40,512	4,523,165
Meitec Corp. (Japan)	48,600	2,072,844
Morneau Shepell, Inc. (Canada)	38,500	618,708
Nielsen Holdings PLC	700	27,061
Robert Half International, Inc.	16,500	790,845
SEEK Ltd. (Australia)	78,505	1,020,210
SGS SA (Switzerland)	353	855,914
SThree PLC (United Kingdom)	67,810	272,542
Teleperformance (France)	18,800	2,410,579

		20,208,415

Real Estate Management & Development — 0.6%
Aeon Mall Co. Ltd. (Japan)	1,500	29,635
Ayala Land, Inc. (Philippines)	2,632,400	2,073,883
Azrieli Group Ltd. (Israel)	3,748	208,198
Castellum AB (Sweden)	121,850	1,790,155
CBRE Group, Inc. (Class A Stock)*	22,100	804,440
Daito Trust Construction Co. Ltd. (Japan)	11,198	1,744,601
Deutsche Wohnen AG (Germany)	104,171	3,991,571
Goldcrest Co. Ltd. (Japan)	21,300	472,031
Henderson Land Development Co. Ltd. (Hong Kong)	424,300	2,365,861
Hongkong Land Holdings Ltd. (Hong Kong)	201,200	1,480,832
LendLease Group (Australia)	88,889	1,137,653
Mitsubishi Estate Co. Ltd. (Japan)	92,800	1,734,692
Mitsui Fudosan Co. Ltd. (Japan)	289,700	6,940,780
PSP Swiss Property AG (Switzerland)	5,052	472,679
Sino Land Co. Ltd. (Hong Kong)	2,500,000	4,095,958
Tokyo Tatemono Co. Ltd. (Japan)(a)	75,200	988,486

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Wheelock & Co. Ltd. (Hong Kong)	47,000	$354,502

		30,685,957

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	160,537	661,237
Canadian National Railway Co. (Canada)	20,500	1,663,333
Central Japan Railway Co. (Japan)	4,400	718,594
CJ Korea Express Corp. (South Korea)*	6,764	1,067,346
ComfortDelGro Corp. Ltd. (Singapore)	308,900	515,957
Covenant Transportation Group, Inc. (Class A Stock)*	5,900	103,427
CSX Corp.	19,600	1,069,376
East Japan Railway Co. (Japan)	22,500	2,155,415
Genesee & Wyoming, Inc. (Class A Stock)*	10,010	684,584
Landstar System, Inc.	10,600	907,360
Localiza Rent a Car SA (Brazil)	85,700	1,171,329
Norfolk Southern Corp.	100	12,170
Saia, Inc.*	20,000	1,026,000
Union Pacific Corp.	110,743	12,061,020

		23,817,148

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	28,400	2,209,520
Applied Materials, Inc.	110,566	4,567,481
ASM Pacific Technology Ltd. (Hong Kong)	187,100	2,524,491
ASML Holding NV (Netherlands)	39,467	5,144,644
Broadcom Ltd.	6,500	1,514,825
Cavium, Inc.*	47,990	2,981,619
Dialog Semiconductor PLC (United Kingdom)*	71,928	3,073,151
Inphi Corp.*(a)	33,400	1,145,620
Integrated Device Technology, Inc.*	14,700	379,113
Intel Corp.	414,340	13,979,832
Lam Research Corp.	77,686	10,987,131
Marvell Technology Group Ltd. (Bermuda)	49,600	819,392
Maxim Integrated Products, Inc.	6,500	291,850
MaxLinear, Inc.*	9,400	262,166
Micron Technology, Inc.*	185,008	5,524,339
Monolithic Power Systems, Inc.	40,790	3,932,156
NVIDIA Corp.	21,100	3,050,216
ON Semiconductor Corp.*	160,146	2,248,450
QUALCOMM, Inc.	28,000	1,546,160
Renesas Electronics Corp. (Japan)*	285,400	2,495,345
Rohm Co. Ltd. (Japan)	25,900	1,996,927
SK Hynix, Inc. (South Korea)	36,617	2,155,999
Skyworks Solutions, Inc.	7,400	710,030
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,563,000	10,678,749
Tokyo Electron Ltd. (Japan)	37,800	5,110,294

		89,329,500

Software — 2.0%
Activision Blizzard, Inc.	14,200	817,494
Adobe Systems, Inc.*	92,506	13,084,048
Autodesk, Inc.*	8,300	836,806
Callidus Software, Inc.*	79,960	1,935,032
Capcom Co. Ltd. (Japan)	34,700	823,609
Check Point Software Technologies Ltd. (Israel)*	12,260	1,337,321

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Citrix Systems, Inc.*	18,100	$1,440,398
CommVault Systems, Inc.*	2,100	118,545
Constellation Software, Inc. (Canada)	2,500	1,307,854
Ebix, Inc.(a)	17,800	959,420
Ellie Mae, Inc.*	12,400	1,362,884
Fidessa Group PLC (United Kingdom)	15,953	481,491
Micro Focus International PLC (United Kingdom)	46,900	1,386,802
Microsoft Corp.	401,130	27,649,891
NCSoft Corp. (South Korea)	4,556	1,511,190
Nintendo Co. Ltd. (Japan)	13,400	4,486,208
Oracle Corp.	104,204	5,224,789
Oracle Corp. (Japan)	12,400	806,592
Park City Group, Inc.*(a)	36,500	443,475
Paycom Software, Inc.*(a)	24,300	1,662,363
Paylocity Holding Corp.*(a)	13,100	591,858
Playtech PLC (United Kingdom)	58,413	723,587
RealPage, Inc.*	21,600	776,520
RingCentral, Inc. (Class A Stock)*	34,100	1,246,355
salesforce.com, Inc.*	54,792	4,744,987
SAP SE (Germany)	147,332	15,421,472
SDL PLC (United Kingdom)	45,749	371,852
ServiceNow, Inc.*	24,344	2,580,464
Synchronoss Technologies, Inc.*(a)	23,700	389,865
Take-Two Interactive Software, Inc.*	19,400	1,423,572
Trend Micro, Inc. (Japan)	79,000	4,082,960
Tyler Technologies, Inc.*	5,700	1,001,319
VMware, Inc. (Class A Stock)*(a)	16,500	1,442,595

		102,473,618

Specialty Retail — 0.9%
AutoCanada, Inc. (Canada)(a)	36,800	541,444
AutoZone, Inc.*	900	513,414
Burlington Stores, Inc.*	7,500	689,925
Cia Hering (Brazil)	146,100	870,982
Dixons Carphone PLC (United Kingdom)	473,121	1,748,980
Dufry AG (Switzerland)*	8,212	1,347,674
Home Depot, Inc. (The)	112,893	17,317,786
Industria de Diseno Textil SA (Spain)	229,960	8,831,633
L Brands, Inc.	15,000	808,350
Lithia Motors, Inc. (Class A Stock)(a)	7,400	697,302
Nitori Holdings Co. Ltd. (Japan)	29,400	3,935,580
O’Reilly Automotive, Inc.*	800	174,992
Ross Stores, Inc.	99,017	5,716,252
Sac’s Bar Holdings, Inc. (Japan)	38,300	430,423
Seobu T&D (South Korea)	36,519	597,063
TJX Cos., Inc. (The)	18,908	1,364,590
USS Co. Ltd. (Japan)	115,900	2,310,013
Xebio Holdings Co. Ltd. (Japan)	20,000	353,597

		48,250,000

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	187,085	26,943,982
Electronics For Imaging, Inc.*(a)	32,360	1,533,217
HP, Inc.	349,487	6,109,033
Samsung Electronics Co. Ltd. (South Korea)	5,847	12,178,259
Super Micro Computer, Inc.*	25,000	616,250
Western Digital Corp.	83,339	7,383,835

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	18,575	$533,660

		55,298,236

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	48,775	9,352,567
Carter’s, Inc.	10,400	925,080
Deckers Outdoor Corp.*	6,900	470,994
Eclat Textile Co. Ltd. (Taiwan)	178,321	2,169,569
Fila Korea Ltd. (South Korea)	8,147	608,891
Hermes International (France)	2,860	1,412,774
Kering (France)	2,386	812,463
LVMH Moet Hennessy Louis Vuitton SE (France)	31,423	7,857,507
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey) (Class B Stock), 144A*(g)	75,200	918,614
NIKE, Inc. (Class B Stock)	20,799	1,227,141
Oxford Industries, Inc.	12,900	806,121
Skechers U.S.A., Inc. (Class A Stock)*	26,250	774,375
Steven Madden Ltd.*	35,870	1,433,007
Swatch Group AG (The) (Switzerland)	7,944	2,938,202
Ted Baker PLC (United Kingdom)	12,400	385,765
Wolverine World Wide, Inc.	68,400	1,915,884

		34,008,954

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	34,447	1,367,730
Beneficial Bancorp, Inc.	69,500	1,042,500
Entegra Financial Corp.*	19,100	434,525
Essent Group Ltd.*	42,900	1,593,305
Kearny Financial Corp.	61,600	914,760
NMI Holdings, Inc. (Class A Stock)*	69,100	791,195
PB Bancorp, Inc.	43,100	456,860
TFS Financial Corp.	70,250	1,086,768

		7,687,643

Tobacco — 1.0%
Altria Group, Inc.	238,121	17,732,872
British American Tobacco PLC (United Kingdom)	305,011	20,784,447
Imperial Brands PLC (United Kingdom)	166,185	7,467,920
Philip Morris International, Inc.	27,257	3,201,335

		49,186,574

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	20,800	1,228,240
Brenntag AG (Germany)	33,086	1,918,798
Bunzl PLC (United Kingdom)	88,755	2,646,009
Fly Leasing Ltd. (Ireland), ADR*	63,900	859,455
iMarketKorea, Inc. (South Korea)	32,957	391,970
Inaba Denki Sangyo Co. Ltd. (Japan)	24,000	912,751
ITOCHU Corp. (Japan)	310,000	4,615,567
MISUMI Group, Inc. (Japan)	61,600	1,411,850
Ramirent OYJ (Finland)	94,900	957,338
Rexel SA (France)	123,449	2,017,447
Rush Enterprises, Inc. (Class A Stock)*	29,000	1,078,220
Sumitomo Corp. (Japan)	53,500	697,649
United Rentals, Inc.*	13,400	1,510,314
Univar, Inc.*	36,400	1,062,880

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Wolseley PLC (Switzerland)	64,049	$3,931,202

		25,239,690

Transportation Infrastructure — 0.3%
Aena SA (Spain), 144A	4,622	902,560
BBA Aviation PLC (United Kingdom)	377,780	1,512,393
DP World Ltd. (United Arab Emirates)	98,025	2,050,683
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	203,500	1,225,681
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	58,900	663,685
Kamigumi Co. Ltd. (Japan)	325,000	3,416,343
Macquarie Infrastructure Corp.	9,700	760,480
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	63,970	764,168
SATS Ltd. (Singapore)	207,000	767,902
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	300,000	1,650,986
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	984,000	895,573

		14,610,454

Water Utilities — 0.0%
Beijing Enterprises Water Group Ltd. (China)*	1,685,000	1,307,616
Pennon Group PLC (United Kingdom)	23,318	250,597

		1,558,213

Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	285,009	7,537,812
Mobile TeleSystems PJSC (Russia)	179,210	712,957
NTT DOCOMO, Inc. (Japan)	61,497	1,454,447
Rogers Communications, Inc. (Canada) (Class B Stock)	17,400	821,831
SoftBank Group Corp. (Japan)	115,700	9,405,269
T-Mobile US, Inc.*	75,248	4,561,534
Vodafone Group PLC (United Kingdom)	770,648	2,188,616

		26,682,466

TOTAL COMMON STOCKS (cost $2,683,512,429)		2,975,312,112

PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	13,463	757,581
Volkswagen AG (Germany) (PRFC)	29,595	4,520,816

		5,278,397

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	220,100	1,110,167
Banco Bradesco SA (Brazil) (PRFC)	201,768	1,714,440
Itau Unibanco Holding SA (Brazil) (PRFC)	280,532	3,111,942

		5,936,549

Chemicals — 0.1%
Fuchs Petrolub SE (Germany) (PRFC)	22,600	1,231,770
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	92,876	3,077,888

		4,309,658

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	41,500	$562,077

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	16,715	2,304,899

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	70,900	2,598,018

Metals & Mining — 0.0%
Vale SA (Brazil), ADR (PRFC)(a)	133,800	1,090,470

TOTAL PREFERRED STOCKS (cost $19,420,295)		22,080,068

UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares MSCI India ETF (cost $20,828,318)	714,200	22,925,820

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.3%
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,161,228
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	1,057	1,058,014
Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 144A
2.110%	06/15/21	3,721	3,719,119
Flagship Credit Auto Trust, Series 2015-3, Class A, 144A
2.380%	10/15/20	497	498,030
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,423,227
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,198,719
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	960,229
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	834,418
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	959,968
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	620,943

			13,433,895

Consumer Loans — 0.0%
Citi Held For Asset Issuance, Series 2015-PM3, Class A, 144A
2.560%	05/16/22	21	21,485
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 144A
2.430%	06/18/24	44	43,637

			65,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%
BA Credit Card Trust, Series 2017-A1, Class A1
1.950%	08/15/22	1,138	$1,141,801
Capital One Multi-Asset Execution Trust, Series 2015-A8, Class A8
2.050%	08/15/23	740	742,763
Series 2017-A1, Class A1
2.000%	01/17/23	1,134	1,138,689

			3,023,253

Home Equity Loans — 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M2
1.506%(c)	08/25/36	2,100	2,087,825
Other — 0.1%
CLUB Credit Trust, Series 2017-NP1, Class A, 144A
2.390%	04/17/23	456	456,348
Nationstar HECM Loan Trust, Series 2015-2A, Class A, 144A
2.883%	11/25/25^	179	178,910
Series 2016-1A, Class A, 144A
2.981%(c)	02/25/26^	373	373,493
Series 2017-1A, Class A, 144A
1.968%	05/25/27^	1,520	1,520,235
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 144A
2.560%	06/15/23	921	923,026
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 144A
4.212%	05/17/32	746	760,805
Verizon Owner Trust, Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	912,464

			5,125,281

Residential Mortgage-Backed Securities — 0.1%
CAM Mortgage Trust, Series 2017-1, Class A1, 144A
3.220%	08/01/57	1,799	1,800,221
Countrywide Asset-Backed Certificates Trust, Series 2005-3, Class MV4
1.836%(c)	08/25/35	221	221,708
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	410	413,340
Series 2017-1, Class A1, 144A
2.750%(c)	10/25/56	2,667	2,687,108
Series 2017-2, Class A1, 144A
2.750%(c)	04/25/57	1,904	1,922,183
VOLT XIX LLC, Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	141	140,562

			7,185,122

TOTAL ASSET-BACKED SECURITIES (cost $30,733,064)			30,920,498

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 1.0%
Aerospace & Defense — 0.0%
DAE Aviation Holdings, Inc.,
Initial Term Loan
4.980%	07/07/22	125	$125,524
Transdigm, Inc.,
Term Loan C
4.284%	02/28/20	82	82,123
Tranche Term Loan F
4.226%	06/09/23	248	246,984

			454,631

Auto Manufacturers — 0.0%
CH Hold Corp.,
Delayed Draw Term Loan (First Lien)
3.000%	01/25/24	9	8,658
Initial Term Loan (First Lien)
4.226%	01/25/24	86	86,363
Initial Term Loan (Second Lien)
8.476%	01/25/25	25	25,594

			120,615

Building Materials — 0.0%
INEOS Styrolution Group,
2024 Dollar Term Loan
4.046%	03/29/24	104	104,770

Building Products — 0.0%
Royal Holdings,
Initial Term Loan (Second Lien)
8.796%	06/19/23	69	68,966

Chemicals — 0.0%
American Rock Salt Co. LLC,
Closing Date Term Loan
4.976%	05/20/21	107	106,990
Jade Germany GmbH,
Initial Dollar Term Loan
6.796%	04/21/23	125	126,602
Metal Services LLC,
Tranche Term Loan B-2
8.796%	06/30/19	121	121,590
Venator Materials Corp.,
Term Loan
— %(p)	06/29/24^	50	50,125

			405,307

Commercial Services — 0.0%
Ancestry.com Holdings LLC,
Term Loan (First Lien)
4.340%	10/19/23	327	329,354
Term Loan (Second Lien)
9.460%	10/14/24	50	51,125
Syniverse Holdings, Inc.,
Tranche Term Loan B
4.296%	04/23/19	90	83,598

			464,077

Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Term Loan
5.491%	06/16/24	125	124,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Commercial Services & Supplies (continued)
EWT Holdings III Corp.,
2016 Incremental Term Loan (First Lien)
5.796%	01/15/21^	183	$183,144
Term Loan (First Lien)
5.046%	12/12/20^	30	29,843

			337,425

Communications Equipment — 0.0%
Consolidated Communications, Inc.,
Term Loan
4.240%	10/05/23	250	251,125

Computer Services & Software — 0.0%
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.680%	11/01/23	652	655,675

Computers — 0.0%
Harland Clarke Holdings Corp.,
Term Loan
6.796%	02/03/22	79	79,009

Consumer Products — 0.0%
Chobani LLC,
Closing Date Term Loan (First Lien)
5.476%	09/30/23	179	179,996
Zodiac Pool Solutions LLC,
Tranche Term Loan B-1 (First Lien)
5.296%	12/20/23	150	149,999

			329,995

Containers & Packaging — 0.0%
Anchor Glass Container Corporation,
Term Loan (First Lien)
4.325%	11/22/23	124	124,339
Berlin Packaging LLC,
2017 Replacement Term Loan (First Lien)
4.370%	10/21/21	486	488,145
Initial Term Loan (Second Lien)
7.810%	09/30/22	150	151,125
BWAY Holding Co.,
Initial Term Loan
4.326%	04/03/24	125	124,821
Hilex Novolex,
Initial Term Loan
4.398%	12/29/23	305	306,068
Printpack Holdings, Inc.,
New Term Loan
4.250%	07/26/23^	89	89,995

			1,284,493

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Term Loan
4.533%	06/29/24	50	50,000
Bright Horizons Family Solutions LLC,
Term Loan B
3.476%	11/01/23	99	99,843
Houghton Mifflin Harcourt Co.,
Term Loan
4.226%	05/28/21	368	348,819

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Diversified Consumer Services (continued)
KUEHG Corp.,
Term Loan B-2
5.046%	08/01/22		444	$445,648
Laureate Education, Inc.,
Term Loan (Series 2024)
5.726%	04/21/24		249	249,687

				1,193,997

Diversified Financial Services — 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
New Term Loan
3.546%	04/30/20		15	15,053
Fly Funding II,
Term Loan
3.290%	08/09/19		77	77,080
Gulf Finance LLC,
Tranche Term Loan B
6.550%	08/17/23	^	121	112,214
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan
6.076%	12/01/20		136	134,704
Veritas US, Inc.,
New Dollar Term Loan B
6.921%	01/27/23		220	220,109

				559,160

Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc.,
2024 Tranche Term Loan B
3.466%	02/15/24		500	500,938
Numericable US LLC,
Term Loan B-11
3.944%	06/22/25		250	247,723
Securus Technologies Holdings, Inc.,
2015 Incremental Term Loan (First Lien)
5.476%	04/30/20		25	24,638
Initial Term Loan (Second Lien)
9.000%	04/30/21		125	124,750
9.000%	06/20/24		125	125,391
Telesat Canada,
Term Loan B-4
4.300%	11/17/23		412	413,780
Virgin Media Bristol LLC,
Facility Loan I
3.909%	01/31/25		250	249,999

				1,687,219

Electric — 0.0%
Dayton Power & Light Co. (The),
Term Loan
4.480%	08/18/22		124	126,318
Vertiv Co.,
Term Loan B
5.226%	11/30/23		232	233,112

				359,430

Electric Utilities — 0.0%
Energy Future Intermediate Holding Company LLC,
Term Loan
4.233%	06/28/18		250	250,078

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Electric Utilities (continued)
ExGen Texas Power LLC,
Term Loan
6.046%	09/18/21		145	$86,467
Longview Power LLC,
Term Loan B Advance
7.230%	04/13/21		46	30,263
Middle River Power LLC,
Term Loan
8.147%	09/29/22	^	109	101,568

				468,376

Electrical Equipment — 0.0%
Precyse Acquisition Corp.,
Initial Term Loan (First Lien)
5.726%	10/20/22		248	248,892

Electronics — 0.0%
Col-Parmer Instrument Co.,
Term Loan (First Lien)
5.300%	03/14/24	^	135	134,663

Energy Equipment & Services — 0.0%
Green Energy Partners/Stonewall LLC,
Term Loan B-1 (Conversion Advances)
6.796%	11/13/21	^	290	267,888
Moxie Patriot LLC,
Construction Advances Term Loan B-1
7.046%	12/19/20		462	421,602

				689,490

Entertainment — 0.0%
Greektown Holdings LLC,
Initial Term Loan
4.226%	03/31/24		80	79,975
Penn National Gaming, Inc.,
Facility Refinancing Term Loan B
3.726%	01/01/24		50	50,044
Scientific Games International, Inc.,
Term Loan B-3
5.108%	10/01/21		257	259,497

				389,516

Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc. (The),
Term Loan
3.330%	03/22/24		105	104,476

Food & Staples Retailing — 0.1%
Albertsons LLC,
2017-1 Term Loan B-4
3.976%	08/25/21		734	724,051
BJ’s Wholesale Club, Inc.,
Initial Term Loan (Second Lien)
8.710%	01/26/25		125	121,563
Tranche Term Loan B (First Lien)
4.968%	01/26/24		400	387,499
KFC Holding Co.,
Term Loan B
3.209%	06/16/23		248	250,423

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Food & Staples Retailing (continued)
Smart and Final Stores LLC,
Term Loan (First Lien)
4.767%	11/15/22		125	$120,313

				1,603,849

Food Products — 0.0%
Pinnacle Foods, Inc.,
Initial Term Loan
3.076%	01/27/24		199	199,509
Shearer’s Foods LLC,
Term Loan (Second Lien)
7.897%	06/30/22	^	90	86,850
U.S. Foods, Inc.,
Initial Term Loan
3.980%	06/27/23		248	248,374

				534,733

Foods — 0.0%
CSM Bakery Supplies LLC,
Term Loan (First Lien)
5.150%	07/03/20		150	141,383

Health Care Equipment & Supplies — 0.0%
Atlantic Power Holdings,
Term Loan
5.476%	04/13/23		210	210,253
Tekni-Plex, Inc.,
Tranche Term Loan B-1 (First Lien)
4.726%	06/01/22		119	118,769

				329,022

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2016 Incremental Term Loan G
3.952%	12/31/19		255	254,930
HCA, Inc.,
Term Loan B-9 (First Lien)
3.226%	02/15/24		249	249,773
Kindred Healthcare, Inc.,
New Term Loan
4.688%	04/09/21		153	153,500
Life Time Fitness, Inc.,
2017 Refinancing Term Loan
4.226%	06/10/22		299	299,297
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
5.046%	06/30/21		332	330,094
Press Ganey Holdings, Inc.,
Initial Term Loan
4.476%	09/30/23		179	179,548
Initial Term Loan (Second Lien)
8.476%	09/30/24		60	61,199
U.S. Renal Care, Inc.,
Term Loan (Second Lien)
9.296%	12/29/23		250	234,688
Term Loan B
5.546%	12/30/22		142	137,224
Vizient, Inc.,
Term Loan B-3
4.726%	02/11/23		330	332,626

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Health Care Providers & Services (continued)
Weight Watchers International, Inc.,
Initial Tranche Term Loan B-2
4.378%	04/02/20		303	$291,665

				2,524,544

Hotels, Restaurants & Leisure — 0.1%
American Casino & Entertainment Properties LLC,
Repriced Term Loan
4.476%	07/07/22		63	63,194
Aristocrat International Pty Ltd.,
Term Loan B-2
3.406%	10/20/21		143	143,955
Bowlmor AMF Corp.,
Term Loan
5.480%	06/28/24	^	100	100,375
Caesars Entertainment Resort Properties LLC,
Term Loan B
4.726%	10/11/20		593	595,144
Caesars Growth Properties Holdings LLC,
2017 Term Loan (First Lien)
4.226%	05/08/21		513	514,888
CCM Merger, Inc.,
Term Loan
3.976%	08/06/21		47	46,746
Cedar Fair LP,
Term Loan B
3.476%	04/05/24		29	29,628
Eldorado Resorts, Inc.,
Term Loan
3.375%	03/17/24		294	291,872
Extended Stay America, Inc.,
Term Loan B (First Lien)
3.726%	08/30/23		243	243,860
MGM Resorts International,
Term Loan A
3.476%	04/23/21		283	282,749
Mohegan Tribal Gaming Authority,
Term Loan B
5.226%	09/30/23		49	49,821
Playa Resorts Holding B.V.,
Initial Term Loan
4.170%	04/07/24		125	124,938
Restaurant Brands International, Inc.,
Term Loan B-3
3.503%	02/16/24		498	496,879

				2,984,049

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term Loan B-4
3.976%	01/19/24		145	145,198

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corp.,
2017 Term Loan
2.980%	12/26/19		125	124,551
Term Loan
2.980%	11/03/17	^	131	130,909

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Independent Power & Renewable Electricity Producers (continued)
Terra-Gen Finance Co. LLC,
Term Loan
5.480%	12/09/21^	234	$216,034

			471,494

Insurance — 0.1%
Acrisure, LLC,
Term Loan B (First Lien)
6.296%	11/02/23	200	201,121
AmWINS Group, Inc.,
Term Loan (First Lien)
4.129%	01/19/24	125	124,610
Term Loan (Second Lien)
7.976%	01/19/25	20	20,349
Asurion LLC,
Replacement Term Loan B-4
4.476%	08/04/22	622	624,669
Replacement Term Loan B-5
4.226%	11/03/23	176	176,846
HUB International Ltd.,
Initial Term Loan (New)
4.422%	10/02/20	491	492,535
Lone Star Intermediate Super Holdings LLC,
Term Loan
10.226%	08/10/21	145	148,806
USI, Inc.,
Initial Term Loan
4.180%	05/15/24	250	248,188

			2,037,124

Internet — 0.0%
TIBCO Software, Inc.,
Term Loan B
5.730%	12/05/20	75	74,901
Zayo Group LLC,
2017 Incremental Refinancing Term Loan B-2
3.716%	01/12/24	157	157,587

			232,488

Internet Software & Services — 0.1%
Blucora, Inc.,
Initial Term Loan
5.037%	04/20/24	120	120,450
EIG Investors Corp.,
Refinancing Term Loan
5.242%	02/09/23	124	124,530
Genesys Telecom Holdings U.S., Inc.,
Tranche Dollar Term Loan B-1
5.158%	12/01/23	424	425,291
5.296%	12/01/23	424	424,466
GoDaddy, Inc.,
Initial Term Loan
3.726%	02/06/24	250	250,137
GTT Communications, Inc.,
Term Loan
5.250%	12/12/23	70	70,085
Inmar, Inc.,
Initial Term Loan (First Lien)
4.670%	04/16/24	65	64,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Internet Software & Services (continued)
Merrill Communications LLC,
Initial Term Loan
6.422%	06/01/22	228	$228,181
Rackspace Hosting, Inc.,
2017 Refinancing Term Loan B (First Lien)
4.172%	10/26/23	214	214,775
TTM Technologies, Inc.,
Term Loan B
5.476%	05/31/21^	118	119,764

			2,042,517

Investment Companies — 0.0%
Royalty Pharma AG,
Term Loan B-6
3.296%	03/13/23	375	376,172

IT Services — 0.0%
Conduent Business Services LLC,
Term Loan
3.476%	12/07/21	50	49,499
Term Loan B
5.226%	11/18/23	199	201,488
Datapipe, Inc.,
Initial Term Loan (First Lien)
6.046%	03/15/19	134	134,120
First Data Corp.,
2022D New Dollar Term Loan
3.466%	07/08/22	229	229,048
Global Payments, Inc.,
Term Loan B-2
3.226%	04/01/23	181	181,729
NeuStar, Inc.,
Term Loan
— %(p)	08/31/19	85	85,558
— %(p)	02/29/24	175	175,930
— %(p)	02/28/25	50	50,563
Optiv Inc.,
Initial Term Loan (First Lien)
4.438%	01/13/24	155	151,815
Initial Term Loan (Second Lien)
8.438%	01/13/25	30	29,325

			1,289,075

Leisure Time — 0.0%
Delta 2 Lux Sarl,
Facility Loan B3
4.504%	02/01/24	350	350,110
Equinox Holdings Inc.,
Initial Term Loan (First Lien)
4.476%	03/02/24	185	185,172
Initial Term Loan (Second Lien)
8.226%	03/02/25	50	50,813
Intrawest Operations Group LLC,
Term Loan
4.484%	06/28/24^	65	65,523
4.484%	06/28/24^	35	34,602

			686,220

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Lodging — 0.0%
Boyd Gaming Corp.,
Refinancing Term Loan B
3.688%	09/15/23		219	$218,775
Golden Nugget, Inc.,
Closing Date Facility Term Loan
4.710%	11/06/19		304	307,494
Delayed Draw Term Loan
4.680%	11/21/19		130	131,783

				658,052

Machinery — 0.0%
Gates Global LLC,
Initial Dollar Term Loan B-1
4.546%	03/01/24		142	142,539
SIG Combibloc Holdings SCA,
Initial Dollar Term Loan
4.226%	03/11/22		342	343,299

				485,838

Machinery-Construction & Mining — 0.0%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)
5.796%	11/27/20		86	79,915
Term Loan (Second Lien)
10.296%	11/26/21	^	500	395,000

				474,915

Media — 0.1%
Acosta, Inc.,
Tranche Term Loan B-1
4.476%	09/26/21		116	103,739
Advantage Sales & Marketing, Inc.,
Term Loan (Second Lien)
7.796%	07/25/22		115	110,343
Altice US Finance I Corporation,
March 2017 Refinancing Term Loan
3.466%	07/01/25		279	278,881
Term Loan B
3.908%	06/22/25		125	124,505
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan
3.466%	12/15/23		80	79,900
Initial Term Loan
3.459%	12/15/22		123	123,394
Cable One, Inc.,
Incremental Term Loan B-1
3.430%	04/12/24	^	65	65,163
Camelot Finance LP,
New Term Loan
4.726%	10/03/23		273	274,306
CBS Radio, Inc.,
Term Loan
— %(p)	03/02/24		125	125,156
Term Loan B
4.716%	10/17/23		225	226,502
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.339%	06/07/23		489	461,245

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Term Loan E (First Lien)
3.230%	07/01/20		967	$969,219
Term Loan I-1
3.476%	01/15/24		123	123,849
CSC Holdings LLC,
March 2017 Refinancing Term Loan
3.476%	06/15/25		234	233,258
Getty Images, Inc.,
Initial Term Loan
4.796%	10/18/19		108	99,495
Hercules Achievement, Inc.,
Initial Term Loan (First Lien)
4.567%	12/10/21		118	118,288
Lions Gate Entertainment Corp.,
Term Loan B
4.226%	10/13/23		147	147,389
McGraw-Hill Global Education Holdings LLC,
Term Loan B (First Lien)
5.226%	05/04/22		145	142,443
Outfront Media Capital LLC,
Term Loan
3.459%	03/10/24		95	95,119

				3,902,194

Metals & Mining — 0.0%
Zekelman Industries, Inc.,
Term Loan
4.789%	06/14/21		247	248,741

Miscellaneous Manufacturing — 0.0%
Arctic Glacier Group Holdings, Inc.,
Initial Term Loan
5.476%	03/13/24	^	60	60,374

Multiline Retail — 0.0%
Sears Roebuck Acceptance Corp.,
2015 Term Loan
5.724%	06/30/18		105	103,075

Multi-Utilities — 0.0%
Alliant Holdings I LLC,
Initial Term Loan
4.417%	08/12/22		491	491,727

Oil & Gas — 0.0%
Gavilan Resources LLC,
Initial Term Loan (Second Lien)
7.076%	02/23/24	^	225	212,625

Oil & Gas Equipment & Services — 0.0%
FTS International, Inc.,
Term Loan
5.976%	04/16/21		105	84,438

Oil & Gas Services — 0.0%
Expro International Group,
Initial Term Loan
5.960%	08/07/21		154	104,090

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels — 0.0%
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/26/18^	292	$291,599
California Resources Corp.,
Term Loan
11.534%	12/31/21	150	158,813
Chesapeake Energy Corp.,
Class A Term Loan
8.686%	08/16/21	125	132,969
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.932%	05/16/21	125	120,313
CITGO Holding, Inc.,
Term Loan
9.796%	05/12/18	116	117,173
CITGO Petroleum Corp.,
Term Loan B
4.796%	07/29/21	124	123,857
Crestwood Holdings LLC,
Term Loan B-1
9.042%	06/19/19	99	95,959
Foresight Energy LP,
Term Loan
7.046%	03/14/22	125	118,999
Murray Energy Corp.,
Term Loan B-2
8.546%	04/16/20	341	334,179
Seadrill Operating LP,
Initial Term Loan
4.296%	02/21/21	168	106,002

			1,599,863

Packaging & Containers — 0.1%
Berry Plastics Corp.,
Term Loan K
3.367%	02/08/20	396	395,807
Term Loan L
3.367%	01/06/21	453	453,976
Caraustar Industries, Inc.,
Incremental Term Loan
6.796%	03/08/22	249	249,531
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.226%	02/05/23	531	531,940
Tricorbraun Holdings, Inc.,
Closing Date Term Loan (First Lien)
5.046%	11/28/23	113	113,881
Delayed Draw Term Loan (First Lien)
3.750%	11/28/23	11	11,445

			1,756,580

Personal Products — 0.0%
Herbalife Ltd.,
Senior Lien Term Loan
6.726%	02/10/23	123	123,538

Pharmaceuticals — 0.0%
Patheon Holdings I B.V.,
Tranche Dollar Term Loan
B-2 4.504%	04/07/21	125	125,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B (Series F)
5.830%	04/01/22	995	$1,008,516

			1,133,646

Pipelines — 0.0%
Limetree Bay Terminals LLC,
Advance
6.159%	02/10/24^	195	195,485
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Term Loan Credit Facility
7.226%	05/13/22^	125	126,249

			321,734

Professional Services — 0.0%
SAI Global Ltd.,
Initial Term Loan (First Lien)
4.500%	12/06/23^	124	125,930

Real Estate Investment Trusts (REITs) — 0.0%
Americold Realty Operating Partnership LP,
Initial Term Loan
4.976%	12/01/22	144	144,746
Communications Sales & Leasing, Inc.,
Shortfall Term Loan
6.250%	10/24/22	246	245,645
Onex TSG Holdings II Corp.,
Initial Term Loan (First Lien)
5.226%	07/29/22	41	41,442
Ryman Hospitality Properties, Inc.,
Tranche Term Loan B
3.440%	04/01/24	100	99,875

			531,708

Real Estate Management & Development — 0.0%
CityCenter Holdings LLC,
Term Loan B
3.716%	04/14/24	250	250,268
RE/MAX LLC,
Term Loan
4.046%	11/30/23^	74	74,624
Wash MultiFamily Acquisition, Inc.,
Initial Canadian Term Loan (First Lien)^
4.000%	05/04/22	60	60,025
Initial U.S. Term Loan (First Lien)
4.000%	05/04/22^	348	347,600
Initial U.S. Term Loan (Second Lien)
8.226%	05/12/23^	35	35,000

			767,517

Retail — 0.0%
CEC Entertainment, Inc.,
Term Loan B
4.226%	02/14/21	124	123,541
JC Penney Corp., Inc.,
2016 Term Loan
5.450%	06/23/23	162	160,341

			283,882

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Semiconductors & Semiconductor Equipment — 0.0%
Bright Bidco,
Term Loan (First Lien)
5.796%	03/17/24		200	$202,749
Cavium, Inc.,
Term Loan B-1
3.466%	08/16/22	^	118	118,372
Micron Technology, Inc.,
Term Loan
3.800%	04/26/22		99	99,743

				420,864

Software — 0.1%
Aptean, Inc.,
Initial Term Loan (Second Lien)
10.800%	12/20/23		45	44,916
Term Loan B (First Lien)
5.550%	12/20/22		125	125,103
Avast Software,
Initial Refinancing Dollar Term Loan
4.546%	09/30/23		109	110,175
Eagle Parent, Inc.,
Term Loan
B 4.980%	06/01/22		364	363,561
Information Resources, Inc.,
Initial Term Loan (First Lien)
5.466%	12/20/23		204	204,999
Initial Term Loan (Second Lien)
9.466%	12/20/24		50	49,708
JDA Software Group, Inc.,
Initial Term Loan
4.726%	09/22/23		249	249,890
Landesk Software,
Term Loan (First Lien)
5.480%	01/19/24		274	272,466
Term Loan (Second Lien)
10.230%	01/19/25		75	74,513
MA Financeco LLC,
Term Loan B-3
4.030%	04/18/24		300	299,775
Term Loan B-3 (First Lien)
3.964%	04/18/24		45	44,966
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
5.046%	04/09/21		130	129,766
Initial Term Loan (Second Lien)
8.296%	04/11/22		50	50,141
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan
4.726%	02/05/23		297	297,416
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
4.476%	03/03/23		361	361,996
Sophia, L.P.,
Term Loan B
4.546%	09/30/22		242	241,626

				2,921,017

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.197%	07/01/22		347	$270,912
Bass Pro Group LLC,
2015 New Term Loan
4.367%	06/05/20		247	245,813
Asset-Sale Term Loan
6.046%	05/31/18	^	100	100,249
Initial Term Loan
6.296%	11/15/23		200	194,107
David’s Bridal, Inc.,
Initial Term Loan
5.300%	10/11/19		124	94,797
Party City Holdings Inc.,
2016 Replacement Term Loan
4.188%	08/19/22		336	336,009
Petsmart Inc.,
Tranche Term Loan B-2
4.220%	03/11/22		613	567,328
Sports Authority, Inc. (The),
Term Loan(d)
— %(p)	11/16/17	^	302	10,570

				1,819,785

Technology Hardware, Storage & Peripherals — 0.0%
Compuware Corp.,
Term Loan (Second Lien)
9.550%	12/31/22		197	197,441
Tranche Term Loan B-3
5.550%	12/15/21		300	300,614
Dell International LLC,
Initial Term Loan
7.226%	09/27/22		224	227,179
New Term Loan B
3.730%	09/07/23		448	449,772
Term Loan A-2
3.480%	12/31/18		44	44,487

				1,219,493

Technology Services — 0.0%
Tempo Acquisition LLC,
Initial Term Loan
4.060%	04/20/23		300	300,500

Telecommunications — 0.0%
Onvoy LLC,
Initial Term Loan (First Lien)
5.796%	01/31/24		190	189,683
Polycom,
Initial Term Loan (First Lien)
6.444%	09/29/23		199	201,144
Sprint Communications, Inc.,
Initial Term Loan
3.750%	02/29/24		499	498,483
Xplornet Communications, Inc.,
Term Loan B
7.296%	09/06/21		124	125,613

				1,014,923

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp.,
Term Loan B-1 (First Lien)
4.546%	06/30/23		199	$198,283

Trading Companies & Distributors — 0.0%
Avolon LLC,
Initial Term Loan B-1
3.462%	07/20/21		100	100,643
GYP Holdings III Corp.,
Term Loan B
4.142%	04/01/23		319	319,211
Spin Holdco,
Term Loan B
4.966%	11/14/22		443	439,859
Univar, Inc.,
Term Loan B-2
3.976%	07/01/22		123	122,872

				982,585

Transportation — 0.0%
Artic LNG Carries Ltd.,
Term Loan
5.726%	04/20/23		125	124,531
Navios Maritime Partners LP,
Term Loan B (First Lien)
6.250%	09/03/20		123	122,666
UOS LLC,
Initial Term Loan
6.799%	04/07/23	^	75	75,750

				322,947

Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
4.000%	06/30/19		574	569,047
LTS Buyer LLC,
Term Loan B (First Lien)
4.546%	04/13/20		549	550,974

				1,120,021

TOTAL BANK LOANS
(cost $49,905,736)				49,580,060

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.7%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28		3,007	3,093,473
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
2.559%(c)	12/15/27		1,767	1,769,622
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28		722	733,127
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28		720	730,592
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class XA, IO
1.121%(c)	09/10/58		7,323	440,724
Series 2016-P6, Class XA, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
0.980%(c)	12/10/49	6,984	$352,371
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	703	710,827
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.101%	03/10/46	740	756,072
Series 2014-CR15, Class A2
2.928%	02/10/47	923	935,962
Series 2014-CR19, Class XA, IO
1.404%(c)	08/10/47	11,221	624,295
Series 2014-CR20, Class XA, IO
1.324%(c)	11/10/47	6,409	383,571
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	976,901
Series 2014-UBS4, Class XA, IO
1.393%(c)	08/10/47	9,291	539,437
Series 2014-UBS6, Class XA, IO
1.180%(c)	12/10/47	5,180	263,569
Series 2015-DC1, Class XA, IO
1.313%(c)	02/10/48	12,754	754,412
CSMC Trust,
Series 2015-TOWN, Class A, 144A
2.377%(c)	03/15/28	3,042	3,039,561
Series 2015-TOWN, Class B, 144A
3.027%(c)	03/15/28	274	273,783
Series 2015-TOWN, Class C, 144A
3.377%(c)	03/15/28	267	266,883
Series 2015-TOWN, Class D, 144A
4.327%(c)	03/15/28	404	404,000
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	3,500	3,475,596
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(c)	12/10/49	152	151,986
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA, IO
1.687%(c)	06/10/46	2,702	169,801
Series 2014-GSFL, Class A, 144A
2.159%(c)	07/15/31	1	504
Series 2015-GC34, Class XA, IO
1.519%(c)	10/10/48	4,156	348,517
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
2.459%(c)	11/15/29	1,314	1,314,795
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.331%(c)	04/15/47	1,900	60,031
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class A5
3.143%	12/15/47	740	756,931
Series 2014-BXH, Class A, 144A
2.059%(c)	04/15/27	1,841	1,845,443
Series 2016-WPT, Class A, 144A
2.609%(c)	10/15/33	1,037	1,040,885

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	516	$519,090
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,958	1,984,759
Series 2013-C11, Class A4
4.315%(c)	08/15/46	464	498,316
Series 2014-C17, Class ASB
3.477%	08/15/47	660	689,419
Series 2015-C25, Class XA, IO
1.292%(c)	10/15/48	4,755	329,224
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4,
144A 4.661%	06/15/44	720	778,424
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(c)	11/15/34	1,616	1,620,322
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.257%(c)	11/15/48	4,443	301,516
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.870%	11/15/45	1,121	1,135,846
Series 2013-C11, Class A5
3.071%	03/15/45	730	744,454
Series 2013-C12, Class A4
3.198%	03/15/48	1,004	1,029,314
Series 2014-C24, Class XA, IO
1.107%(c)	11/15/47	2,911	147,258

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,038,725)			35,991,613

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,064,326
3.800%	10/07/24	963	1,004,468
4.750%	10/07/44	208	225,330

			2,294,124

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,772,225
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	962,410
3.500%	06/15/22	710	731,762
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	500,188
3.750%	07/21/22	1,215	1,264,982
4.250%	07/21/25	500	527,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20		303	$311,950
4.000%	06/12/22		945	1,001,377
4.450%	06/12/25		277	296,764
5.700%	08/15/35		66	78,210
5.850%	08/15/45		1,000	1,224,800
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		100	103,875

				8,776,293

Airlines — 0.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,747	1,769,842

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21		1,148	1,124,733
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22		2,351	2,373,732
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22		1,795	1,816,682
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		906	874,535
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	(a)	1,000	1,006,647
2.681%	01/09/20		1,136	1,143,632
3.339%	03/28/22		675	684,945
4.250%	09/20/22		1,200	1,260,635
5.875%	08/02/21		750	836,351
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		90	90,217
5.200%	04/01/45		203	199,163
6.750%	04/01/46		217	257,366
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		960	963,590
2.650%	04/13/20		970	974,510
3.150%	01/15/20		950	966,291
3.200%	07/13/20		900	917,024
4.000%	10/06/26		500	497,106
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		709	711,659
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20		1,060	1,067,326
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/11/22		1,511	1,526,930

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	$1,731,573

			21,024,647

Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.125%	08/19/20	749	748,885
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,211,004
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	1,500	1,505,109
Sr. Unsec’d. Notes, MTN
2.600%	01/15/19	4,700	4,744,260
4.125%	01/22/24	1,500	1,582,886
Sub. Notes 6.110%	01/29/37	1,468	1,796,759
7.750%	05/14/38	600	862,858
Sub. Notes, MTN
4.200%	08/26/24	1,178	1,222,887
4.250%	10/22/26	520	535,484
4.450%	03/03/26	620	645,261
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,093,044
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	470,663
2.350%	09/08/19	720	722,135
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	1,424	1,436,826
3.200%	08/10/21	687	696,874
3.250%	01/12/21	1,040	1,057,647
3.684%	01/10/23	2,100	2,154,722
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	716,941
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.550%	06/16/22	757	755,363
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	950	955,081
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,070	1,077,902
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19	900	903,361
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18	681	680,699
2.350%	08/02/21	914	905,700
2.700%	03/30/21	1,780	1,791,812
2.750%	04/25/22	750	748,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
4.650%	07/30/45	175	$190,292
8.125%	07/15/39	667	1,024,068
Sub. Notes
4.400%	06/10/25	1,000	1,041,901
4.450%	09/29/27	500	520,009
4.600%	03/09/26	420	440,723
5.500%	09/13/25	1,857	2,065,027
Citizens Bank NA,
Sr. Unsec’d. Notes
2.650%	05/26/22	500	498,655
Sr. Unsec’d. Notes, BKNT, MTN
2.500%	03/14/19	630	634,617
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	958,100
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	256,760
Sub. Notes
4.350%	08/01/25	965	1,001,094
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	879,992
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22	1,350	1,361,761
Compass Bank,
Sr. Unsec’d. Notes, BKNT
2.875%	06/29/22	998	994,195
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	838,400
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	713,329
Sub. Notes
6.000%	02/15/18	870	892,015
Sub. Notes, MTN
5.400%	01/14/20	500	536,925
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	1,590	1,629,330
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,102,508
3.800%	09/15/22	1,170	1,215,608
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,134,205
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	919,702
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,902,335
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	489,141
3.200%	08/09/21	1,500	1,527,741
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,223,715

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
8.250%	03/01/38	1,730	$2,579,897
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,354,872
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,778,821
2.625%	04/25/21	920	921,825
3.500%	11/16/26	1,100	1,094,166
3.750%	02/25/26	1,500	1,527,378
3.850%	01/26/27	540	549,346
6.250%	02/01/41	691	902,647
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,556,871
Sub. Notes
6.750%	10/01/37	20	25,961
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21	2,160	2,187,469
4.041%(c)	03/13/28	1,054	1,091,710
6.100%	01/14/42	500	656,168
Sub. Notes
5.250%	03/14/44	400	458,294
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	679,637
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,377,741
2.375%	03/10/20	1,050	1,053,729
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	1,050	1,069,999
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24	600	608,494
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	1,544	1,548,936
2.350%	01/28/19	1,456	1,467,087
2.550%	03/01/21	1,600	1,607,861
2.950%	10/01/26	37	35,709
3.540%(c)	05/01/28	250	250,757
4.625%	05/10/21	700	754,612
5.400%	01/06/42	751	908,715
5.600%	07/15/41	125	155,017
Sub. Notes
3.875%	09/10/24	723	745,950
4.125%	12/15/26	915	947,744
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19	630	634,089
2.500%	12/15/19	710	717,080
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,511,315
2.500%	05/18/22	750	748,652

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		1,260	$1,280,438
2.998%	02/22/22		680	690,100
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17		970	970,306
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20		675	675,614
2.450%	04/16/19		1,200	1,206,409
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20		710	717,487
3.625%	01/20/27		100	100,719
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21		850	849,345
3.875%	01/27/26		2,770	2,851,657
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19		945	952,294
2.625%	11/17/21		680	678,998
4.300%	01/27/45		500	517,059
6.375%	07/24/42		612	813,532
Sub. Notes, MTN
4.875%	11/01/22		1,930	2,095,490
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		480	480,300
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/04/19		470	473,219
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.450%	07/29/19		450	445,722
2.200%	01/28/19		1,418	1,425,630
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18		950	953,858
Sub. Notes
6.450%	06/26/37		559	673,407
Sub. Notes, BKNT
7.500%	05/15/18		1,750	1,832,026
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/08/21		633	647,186
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19		910	903,009
2.350%	10/30/20	(a)	1,050	1,054,674
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,220	1,281,573
6.000%	12/19/23		2,443	2,690,884
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,865	1,881,093
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		630	640,013

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	$2,011,942
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21		1,600	1,567,389
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19		1,430	1,443,017
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	(g)	1,100	1,125,413
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	(g)	980	1,003,660
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21		1,108	1,093,141
2.150%	01/15/19		1,500	1,507,512
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20		670	679,446
Sub. Notes
5.375%	11/02/43		767	887,312
Sub. Notes, GMTN
4.300%	07/22/27		710	743,667
4.900%	11/17/45		250	272,595
Sub. Notes, MTN
4.650%	11/04/44		800	840,240
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19		650	646,524
2.800%	01/11/22		677	686,837

				139,814,410

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	(a)	1,441	1,439,233
2.650%	02/01/21		1,310	1,327,564
3.300%	02/01/23		1,310	1,348,948
3.650%	02/01/26		582	599,617
4.000%	01/17/43		160	160,194
4.700%	02/01/36		1,509	1,660,870
4.900%	02/01/46		2,259	2,549,600
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.200%	08/01/18		2,362	2,376,347

				11,462,373

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20		960	961,431
4.400%	05/01/45		200	205,430
4.663%	06/15/51		435	460,732
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		250	293,415

				1,921,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	$626,452

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	980,511
2.450%	05/01/20	1,355	1,360,540
Dow Chemical Co. (The),
Sr. Unsec’d.Notes
8.550%	05/15/19	728	815,387
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22	85	88,188
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	1,200	1,270,725
5.250%	07/15/43	200	223,112
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	500	492,869
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	976	992,396
4.400%	07/15/44	100	101,706
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	150	153,143
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	1,198	1,235,272
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	1,000	1,047,828

			8,761,677

Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	300	325,500
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	76,050
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	674,173
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	535	488,815
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	354	356,972
4.500%	09/01/22	855	924,196
5.250%	07/15/44	850	987,075
Sr. Unsec’d. Notes, 144A
2.625%	01/15/23	1,350	1,342,205

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		100	$108,666
S&P Global, Inc.,
Gtd. Notes
3.300%	08/14/20		970	994,446

				6,278,098

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/11/27		1,000	1,011,679
3.850%	05/04/43		436	435,879
4.375%	05/13/45		233	251,911
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		72	73,683
4.420%	06/15/21		1,600	1,686,749
6.020%	06/15/26		1,150	1,266,735
8.350%	07/15/46		506	653,034
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		70	74,550
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%(c)	10/15/22		1,160	1,229,753
6.200%(c)	10/15/35		234	253,016
6.350%(c)	10/15/45		144	152,190

				7,089,179

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22		498	511,069
5.000%	10/01/21		720	779,205
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		765	766,356
3.375%	06/01/21		440	451,679
3.875%	04/01/21	(a)	2,470	2,576,515
4.750%	03/01/20	(a)	500	530,471
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20		900	904,283
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19		1,710	1,711,561
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	467,126
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		124	122,521
3.950%	11/06/24		250	253,872
4.100%	02/09/27		500	500,864
5.200%	04/27/22		1,740	1,894,077
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,000	1,088,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		357	$363,948
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.800%	11/21/46		400	406,300
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17		359	359,079
3.000%	08/15/19		526	533,416
3.750%	08/15/21		1,095	1,124,702
4.250%	08/15/24		500	510,703
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21		641	630,900
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		780	794,147
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	(a)	710	717,966

				17,999,148

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
4.202%(c)	06/01/19		68	68,000
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		1,731	1,731,189
2.950%	12/15/22		500	509,058
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20		710	716,176
4.500%	02/01/45		546	591,119
5.150%	11/15/43		380	446,516
6.125%	04/01/36		675	867,181
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36		350	419,231
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44		200	219,002
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/20		680	679,758
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%(c)	07/01/20		930	934,804
4.121%(c)	06/30/66		1,000	964,999
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21		821	801,441
3.750%	09/01/46		450	427,489
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		500	464,082

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	$859,921
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	108,598
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,597,283
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	499,851
Emera US Finance LP (Canada),
Gtd. Notes
2.150%	06/15/19	442	441,589
2.700%	06/15/21	436	436,667
4.750%	06/15/46	610	643,756
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	606,744
Exelon Corp.,
Jr. Sub. Notes
3.497%(c)	06/01/22	1,950	1,992,200
Sr. Unsec’d. Notes
2.850%	06/15/20	442	449,041
3.950%	06/15/25	973	1,006,900
4.450%	04/15/46	302	312,124
5.100%	06/15/45	500	560,271
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,864,813
4.250%	03/15/23	1,500	1,577,792
4.850%	07/15/47	300	304,352
7.375%	11/15/31	200	263,131
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20	681	687,355
3.150%	04/01/22	1,110	1,121,732
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	109,390
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	985,163
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	566,929
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	447,422
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	163,800
Public Service Co. of Colorado,
First Mortgage
3.800%	06/15/47	350	352,323
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	920	899,271

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		1,000	$1,001,817
5.625%	07/15/22		1,500	1,675,755
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		1,075	1,067,168
3.250%	07/01/26	(a)	1,000	978,261
4.250%	07/01/36		250	254,492
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20		950	952,088
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	502,227
4.350%	05/15/44		200	204,790
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		250	262,459
WEC Energy Group, Inc.,
Jr. Sub. Notes
3.294%(c)	05/15/67		1,300	1,257,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21		630	631,105

				39,486,375

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		351	359,161
3.200%	04/01/24		482	486,911
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,050,886

				1,896,958

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
3.156%	10/15/45		780	795,241
Sr. Sec’d. Notes, 144A
3.168%	04/15/47		990	994,124

				1,789,365

Entertainment — 0.0%
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		25	27,125
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		900	881,401
5.000%	06/04/42		61	64,397
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,075	1,047,392

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		500	$506,305

				2,499,495

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27		495	498,406
4.375%	05/15/47		500	515,544
4.800%	02/15/44		423	458,223
5.250%	02/15/43		250	288,098
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		898	902,032
2.850%	11/15/20		1,040	1,055,548
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.950%	10/01/46		550	524,992
4.400%	05/30/47		1,525	1,555,396

				5,798,239

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		675	682,540
3.750%	11/30/26		1,550	1,582,257
4.900%	11/30/46		900	991,294
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		1,000	1,001,615
2.675%	12/15/19		378	382,628
2.894%	06/06/22		1,750	1,755,471
4.669%	06/06/47		350	363,852
4.685%	12/15/44		402	414,006
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		950	963,766
3.150%	03/15/22		900	931,353
4.375%	03/15/35		350	382,293
4.625%	03/15/45		217	244,219
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		945	976,463
5.300%	02/01/44		32	37,340

				10,709,097

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		500	499,133
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19		1,000	1,004,633
4.350%	08/15/20	(a)	1,299	1,378,570
4.650%	08/15/44		500	541,573
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	517,423

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	481	$529,260
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	60	65,088
Sr. Sec’d. Notes
4.746%(c)	06/15/20	155	156,550
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	628,431
2.700%	07/15/20	710	724,942
2.875%	12/15/21	470	480,391
3.350%	07/15/22	554	578,384
3.750%	07/15/25	1,000	1,053,252
4.625%	07/15/35	845	949,716
4.750%	07/15/45	1,615	1,855,089

			10,962,435

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	1,000	1,030,000

Insurance — 0.8%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19	454	453,723
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	204	205,082
3.300%	03/01/21	1,966	2,022,683
4.800%	07/10/45	500	533,637
6.400%	12/15/20	190	215,003
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,125,296
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	877,775
4.450%	05/24/43	500	504,525
4.750%	05/15/45	1,180	1,276,762
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21	420	423,224
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,002,685
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	200	211,779
4.875%	06/19/64	150	165,003
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	1,127	1,146,011
5.125%	04/15/22	1,664	1,847,135
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	957,475
5.000%	06/01/21	669	727,083

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	1,000	$1,009,769
4.050%	10/15/23	767	815,201
4.350%	01/30/47	350	374,045
4.800%	07/15/21	1,609	1,749,252
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,264,353
4.900%	04/01/77	250	267,274
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	04/13/22	1,000	996,741
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	785,597
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	315,531
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.550%	09/13/19	680	673,966
2.300%	04/10/19	1,660	1,673,896
2.650%	04/08/22	990	993,165
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,404,627
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	416,874
4.125%	11/01/24	397	410,735
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	815,014
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	1,529,131
6.000%	02/10/20	203	220,004
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	511,855
4.900%	09/15/44	1,422	1,591,619
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25	295	299,024
4.000%	03/15/24	3,660	3,780,264
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	262	258,726
3.650%	06/15/26	1,000	1,001,899
5.700%	07/15/43	350	407,301
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	1,200	1,212,091

			38,472,835

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	1,000	1,151,199

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39		502	$538,396

Lodging — 0.0%
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24		1,010	1,037,408

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		850	860,845
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		1,075	1,084,153
3.000%	12/15/20		520	532,216
3.800%	12/15/26		1,100	1,130,198

				3,607,412

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		734	744,691
4.500%	02/15/21		1,655	1,773,497
4.750%	09/15/44		500	526,359
4.750%	11/15/46		800	853,777
CBS Corp.,
Gtd. Notes
4.600%	01/15/45		500	512,925
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		440	454,685
4.908%	07/23/25		720	777,830
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22		1,323	1,286,363
3.400%	07/15/46		400	364,240
4.500%	01/15/43		1,268	1,356,229
4.600%	08/15/45		500	545,245
5.150%	03/01/20		1,642	1,779,179
6.950%	08/15/37		626	883,131
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		256	239,013
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		200	209,250
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	(a)	1,900	1,807,830
5.875%	11/15/40		900	1,003,162
6.550%	05/01/37		200	238,823
6.750%	07/01/18		1,464	1,531,649
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20		2,000	2,137,750
4.900%	06/15/42		511	525,341
6.200%	03/15/40		1,208	1,442,763

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
4.125%	06/01/44		200	$209,933

				21,203,665

Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	05/14/20		440	447,149
4.125%	04/15/21		500	513,749
4.125%	09/27/22		500	511,249
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		300	347,157
Gtd. Notes, 144A
6.250%(c)	10/19/75		281	306,289
6.750%(c)	10/19/75		587	670,700
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		760	758,100
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35		100	123,451

				3,677,844

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		170	188,862
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		1,200	1,217,498
5.750%	06/15/43		150	188,975
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		395	425,978

				2,021,313

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		429	536,089
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44		500	458,199
4.850%	03/15/21	(a)	1,021	1,089,755
6.600%	03/15/46		250	308,758
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		1,300	1,217,667
4.750%	04/15/43		250	250,730
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20		440	446,128
3.561%	11/01/21		1,500	1,570,049
3.814%	02/10/24		1,700	1,772,886
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21		1,595	1,637,795

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
3.800%	04/15/24		517	$523,224
3.900%	02/01/25		1,209	1,216,464
5.850%	02/01/35		250	277,268
6.750%	02/01/39		200	238,308
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47		300	304,468
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.200%	09/15/43		1,250	1,107,539
5.700%	10/15/19		777	820,038
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27	(a)	500	476,314
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20		478	479,564
4.200%	03/15/21		674	714,605
5.950%	03/15/46		200	250,133
6.500%	02/01/39		115	150,996
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31		200	238,106
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		840	845,508
4.114%	03/01/46		250	263,725
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		200	201,663
7.300%	08/15/31		200	230,212
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,050	1,078,370
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		150	155,917
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		620	548,080
6.000%	03/05/20		1,000	1,072,000
6.375%	01/23/45		400	390,000
Gtd. Notes, MTN
4.625%	09/21/23		820	829,840
6.750%	09/21/47		2,016	2,035,918
6.875%	08/04/26		585	648,180
Phillips 66,
Gtd. Notes
4.650%	11/15/34		135	142,096
4.875%	11/15/44		241	258,330
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20		1,190	1,196,514
3.250%	05/11/25		1,000	1,021,517
4.125%	05/11/35		1,233	1,283,765
4.375%	05/11/45		349	365,240
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25	(a)	613	599,208

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	$320,135

				29,571,301

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45		666	708,610
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	(a)	1,392	1,308,686
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18		1,791	1,801,628

				3,818,924

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		200	205,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Sr. Sec’d. Notes, 144A
4.658%(c)	07/15/21		125	127,031

				332,331

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		964	975,176
3.200%	11/06/22		950	974,375
Allergan Funding SCS,
Gtd. Notes
2.450%	06/15/19		750	754,553
3.000%	03/12/20		1,199	1,224,442
4.550%	03/15/35		1,481	1,580,713
4.750%	03/15/45		55	59,371
4.850%	06/15/44		250	270,363
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18		129	129,341
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	722,386
4.500%	02/25/26		1,520	1,610,908
4.800%	07/15/46		300	305,151
6.125%	11/15/41		31	36,357
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19		114	117,566
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	472,696
Mylan NV,
Gtd. Notes
2.500%	06/07/19		675	680,393
5.250%	06/15/46		500	546,950

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21		585	$604,350
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		1,000	995,357
2.400%	09/23/21		2,146	2,120,975
2.875%	09/23/23		575	569,924
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18		700	698,352
2.200%	07/21/21		331	324,929
2.800%	07/21/23		539	524,256
3.150%	10/01/26	(a)	200	189,936
4.100%	10/01/46	(a)	431	396,986
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		413	427,116

				17,312,922

Pipelines — 0.6%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		661	677,271
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		792	785,069
Gtd. Notes, 144A
4.750%	09/30/21		216	220,319
5.350%	03/15/20		1,435	1,492,399
5.850%(c)	05/21/43	(a)	2,994	2,769,450
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24		600	599,738
4.250%	12/01/26		167	174,039
4.500%	06/10/44		250	244,660
5.500%	12/01/46		250	279,628
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	698,467
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19		308	310,659
2.850%	04/15/21		640	647,245
4.900%	05/15/46		500	537,665
5.100%	02/15/45		904	992,693
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	(a)	1,000	1,054,433
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22		344	355,418
5.000%	10/01/21		928	996,683
5.950%	02/15/18		607	621,996
6.500%	09/01/39		200	226,482
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		835	849,507
5.050%	02/15/46	(a)	800	803,363

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		240	$234,344
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		220	221,497
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	(a)	430	431,181
5.150%	06/01/42		392	376,491
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	986,899
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26		1,012	989,195
4.500%	03/15/45		321	316,363
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19		788	801,898
4.625%	03/01/34		1,050	1,152,218
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	701,936
4.000%	07/01/22		1,214	1,244,460
5.375%	06/01/21		321	344,603
5.450%	04/01/44		1,200	1,218,143
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		438	431,430
4.550%	06/24/24		860	883,650
5.750%	06/24/44	(a)	1,000	1,032,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,795,585
4.300%	03/04/24		710	738,524
5.100%	09/15/45		500	518,001

				29,756,102

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20		780	800,237
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	1,016,575

				1,816,812

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	225,538
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20		1,370	1,419,995
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		1,190	1,251,966

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,185	$1,192,103
4.550%	10/01/29		450	454,491
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	700,678
3.875%	08/15/22		437	446,837
4.125%	06/15/26		608	604,472
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	973,161
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23		1,533	1,523,502
3.700%	06/15/21		920	942,417
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,500	1,518,786
3.625%	02/01/25		689	655,460
4.250%	02/01/26		450	441,191
4.625%	07/15/22		616	644,956
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20		780	799,980
3.950%	07/01/22	(a)	715	749,487
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	977,161
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	714,173
4.500%	07/01/44		210	223,842
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.625%	08/01/46		100	90,062
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	764,609
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22		1,537	1,537,457
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	720,904
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	513,813
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	994,298
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,532,342
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	445,045
4.500%	01/15/25		490	496,155
4.500%	04/01/27		1,150	1,149,695

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
4.750%	01/15/28		500	$499,151
4.950%	04/01/24		481	503,789
5.250%	01/15/26		1,085	1,152,578
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		710	724,695
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		708	710,942
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22		585	579,680
2.625%	06/15/22		752	754,750
4.750%	03/15/42		393	416,868
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		790	792,667
Ventas Realty LP,
Gtd. Notes
4.125%	01/15/26		84	86,389
4.375%	02/01/45		251	248,440
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	1,002,434
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		650	653,583

				32,830,542

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		2,066	2,142,556
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18		960	962,494
2.125%	06/01/21		675	666,770
2.800%	07/20/20		393	400,113
3.500%	07/20/22		800	829,651
4.875%	07/20/35		1,500	1,666,079
5.125%	07/20/45		408	467,729
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45		150	164,283
5.875%	12/16/36		336	437,692
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		681	685,073
2.750%	12/09/20		639	650,586
3.700%	01/30/26		522	540,594
4.700%	12/09/35		365	402,846
4.875%	12/09/45		823	917,534
6.300%	03/01/38		788	1,015,284
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/27	(a)	981	959,958

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	$735,225

			13,644,467

Semiconductors — 0.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/47	400	424,563
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	462,392
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	909,743

			1,796,698

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36	250	250,156
3.700%	08/08/46	300	296,861
4.200%	11/03/35	300	327,797
4.450%	11/03/45	235	261,478
4.750%	11/03/55	117	133,645
4.875%	12/15/43	385	451,480
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	200	200,971
4.000%	07/15/46	100	100,989
5.375%	07/15/40	215	261,486

			2,284,863

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	1,310	1,317,770
2.450%	06/30/20	960	964,930
2.800%	02/17/21	420	424,456
3.000%	06/30/22	720	720,372
3.400%	05/15/25	1,000	983,090
4.125%	02/17/26	1,250	1,281,586
4.500%	05/15/35	905	890,332
4.750%	05/15/46	1,000	980,603
5.150%	03/15/42	250	255,298
5.550%	08/15/41	2,108	2,290,551
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,427,853
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	700	691,371
5.500%	01/15/40	370	461,419
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	66,778
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	969,480

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47	600	$647,839
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21	1,140	1,102,664
4.500%	09/15/20	2,171	2,319,153
4.862%	08/21/46	2,638	2,638,448
5.012%	08/21/54	921	906,371

			21,340,364

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	418,127
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	97,504
4.100%	03/15/44	447	458,262
FedEx Corp.,
Gtd. Notes
4.400%	01/15/47	300	308,566

			1,282,459

TOTAL CORPORATE BONDS
(cost $518,740,338)			529,514,197

FOREIGN GOVERNMENT BONDS — 0.2%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.860%	06/21/47	325	325,813
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	1,036	1,045,324
5.000%	06/15/45	950	955,700
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	889,604
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	1,150	1,080,080
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	884,884
5.550%	01/21/45	250	280,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	05/15/47	250	253,125
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	211	255,627
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,572,037
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	911,847

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		400	$407,200

TOTAL FOREIGN GOVERNMENT BONDS
(cost $8,898,989)				8,861,241

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		500	714,809
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		1,530	2,334,749

				3,049,558

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19		1,370	1,422,513

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.668%	11/15/39		1,095	1,495,814
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.850%	02/01/24		745	741,521
Revenue Bonds, BABs
5.508%	08/01/37		200	250,228
New York City Water & Sewer System,
Revenue Bonds, BABs
5.882%	06/15/44		845	1,142,989
6.011%	06/15/42		350	476,655
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23		615	617,128
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40		200	253,104

				4,977,439

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50		1,045	1,666,211

TOTAL MUNICIPAL BONDS
(cost $10,665,091)				11,115,721

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 144A
1.164%(c)	06/27/36	(g)	1,767	1,721,653
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
4.531%(c)	12/26/35		273	277,519
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(c)	12/26/36		370	379,197

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Series 2010-RR11, Class 6A1,144A
3.264%(c)	03/27/36	1,488	$1,486,242
Series 2012-RR5,Class 8A5,144A
1.210%(c)	07/26/36	252	243,277
Series 2012-RR10, Class 5A5,144A
1.289%(c)	04/26/36	16	15,520
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1,144A
3.454%(c)	01/25/37	241	246,657
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	1,898	1,891,232
Credit Suisse Mortgage Capital Certificates,
Series 2011-2R, Class 2A1, 144A
3.270%(c)	07/27/36	260	259,587
CSMC Trust,
Series 2010-9R, Class 2A5, 144A
4.000%	02/27/38	538	550,277
Series 2010-15R, Class 7A3, 144A
1.779%(c)	10/26/37	220	219,370
Series 2014-3R, Class 2A1, 144A
1.724%(c)	05/27/37	718	680,557
Series 2015-1R, Class 6A1, 144A
1.304%(c)	05/27/37	1,399	1,338,801
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
5.504%(c)	06/25/35	2,656	517,345
Series 2005-79, Class ZC
5.900%	09/25/35	99	113,097
Series 2006-116, Class SG, IO
5.424%(c)	12/25/36	2,257	443,798
Series 2007-40, Class SE, IO
5.224%(c)	05/25/37	1,266	180,317
Series 2010-95, Class ZC
5.000%	09/25/40	974	996,770
Series 2010-150, Class ZC
4.750%	01/25/41	462	506,751
Series 2011-4, Class PZ
5.000%	02/25/41	203	209,640
Series 2011-110, Class SA, IO
5.394%(c)	04/25/41	319	46,982
Series 2011-112, Class SA, IO
5.334%(c)	11/25/41	302	55,388
Series 2011-123, Class SD, IO
5.384%(c)	08/25/39	275	42,187
Series 2012-9, Class SH, IO
5.334%(c)	06/25/41	251	38,110
Series 2012-14, Class JS, IO
5.434%(c)	12/25/30	178	30,717
Series 2012-47, Class SD, IO
5.234%(c)	05/25/42	638	134,459
Series 2012-67, Class AI, IO
4.500%	07/25/27	917	97,856
Series 2012-100, Class WI, IO
3.000%	09/25/27	479	46,798
Series 2013-51, Class GI, IO
3.000%	10/25/32	407	44,257
Series 2013-133, Class IB, IO
3.000%	04/25/32	331	34,224

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Series 2015-28, Class JE
3.000%	05/25/45	1,336	$1,356,543
Series 2015-28, Class P
2.500%	05/25/45	1,981	1,976,817
Series 2015-42, Class IL, IO
6.000%	06/25/45	726	168,578
Series 2015-42, Class LS, IO
4.984%(c)	06/25/45	640	106,574
Series 2015-70, Class JC
3.000%	10/25/45	1,094	1,115,164
Series 2016-19, Class AH
3.000%	04/25/46	1,515	1,534,999
Series 2016-78, Class CS, IO
4.884%(c)	05/25/39	1,398	257,427
Series 2017-30, Class AI, IO
5.500%	05/25/47	398	85,223
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	261	284,193
Series 2935, Class ZK
5.500%	02/15/35	614	673,888
Series 2996, Class ZD
5.500%	06/15/35	209	230,279
Series 3115, Class SM, IO
5.441%(c)	02/15/36	1,905	328,111
Series 3237, Class C
5.500%	11/15/36	301	334,420
Series 3871, Class KB
5.500%	06/15/41	353	397,109
Series 3955, Class YI, IO
3.000%	11/15/21	330	15,069
Series 4055, Class BI, IO
3.500%	05/15/31	302	31,149
Series 4149, Class IO, IO
3.000%	01/15/33	177	25,512
Series 4314, Class AI, IO
5.000%	03/15/34	119	13,519
Series 4386, Class AZ
4.500%	11/15/40	1,065	1,176,507
Series 4427, Class LI, IO
3.500%	02/15/34	518	63,044
Series 4471, Class PA
4.000%	12/15/40	1,475	1,552,087
Series 4683, Class LM
3.000%	05/15/47	595	610,223
Government National Mortgage Assoc.,
Series 2010-160, Class DY
4.000%	12/20/40	1,085	1,158,261
Series 2010-170, Class B
4.000%	12/20/40	245	258,483
Series 2011-94, Class SA, IO
4.888%(c)	07/20/41	143	22,832
Series 2011-H05, Class FB
1.493%(c)	12/20/60	1,268	1,265,891
Series 2012-H21, Class DF
1.643%(c)	05/20/61	363	363,448
Series 2013-124, Class ES
7.050%(c)	04/20/39	476	498,228

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Series 2013-124, Class ST
7.184%(c)	08/20/39		1,052	$1,127,413
Series 2013-149, Class MA
2.500%	05/20/40		1,299	1,300,608
Series 2015-H13, Class FL
1.273%(c)	05/20/63		857	856,665
Series 2015-H13, Class HA
2.500%	08/20/64		4,272	4,307,769
Series 2015-H17, Class HA
2.500%	05/20/65		3,152	3,178,769
Series 2016-H20, Class FM
1.393%(c)	12/20/62		1,245	1,246,401
Series 2017-H06, Class FA
1.410%(c)	08/20/66		2,152	2,158,693
JP Morgan Resecuritization Trust,
Series 2012-2, Class 6A1, 144A
1.216%(c)	06/21/36	(g)	525	519,139
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
3.116%(c)	02/26/37		768	769,386
Mortgage Repurchase Agreement Financing Trust,
Series 2016-5, Class A, 144A
2.287%(c)	06/10/19	(g)	3,720	3,713,780
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
3.298%(c)	03/26/37		225	225,769
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
3.016%(c)	07/26/45		701	705,124
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56		1,030	1,041,483
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
1.856%(c)	09/25/43		1,186	1,144,959
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18		301	299,736
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 1A1, 144A
3.396%(c)	06/27/36		120	119,818
Series 2011-RR4, Class 2A1, 144A
3.374%(c)	06/27/36		161	160,898
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
3.152%(c)	06/25/35		1,506	1,539,594

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $53,543,703)				53,168,167

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.
0.875%	07/19/19		7,800	7,707,047
1.250%	10/02/19		919	913,945
2.500%	07/01/31		589	593,071
3.000%	03/01/32		2,680	2,754,755
3.000%	12/01/42		15	15,359

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
3.000%	01/01/43		18	$17,966
3.000%	10/01/43		7,889	7,914,298
3.000%	06/01/45		1,595	1,596,718
3.000%	02/01/46		95	95,005
3.000%	04/01/46		154	153,684
3.000%	04/01/46		145	144,823
3.000%	05/01/46		2,085	2,085,659
3.000%	05/01/46		329	328,995
3.000%	06/01/46		2,074	2,074,577
3.000%	07/01/46		237	236,916
3.000%	07/01/46		149	149,223
3.000%	08/01/46		946	944,575
3.000%	10/01/46		24	24,116
3.000%	11/01/46		1,259	1,256,798
3.000%	11/01/46		496	495,309
3.000%	12/01/46		448	447,170
3.000%	04/01/47		908	906,410
3.192%(c)	10/01/42		432	446,332
3.250%(c)	07/01/41		1,052	1,098,875
3.395%(c)	12/01/40		602	631,018
3.500%	03/01/32		3,307	3,453,257
3.500%	07/01/32		871	910,458
3.500%	02/01/34		2,065	2,158,910
3.500%	04/01/43		3,059	3,155,967
3.500%	06/01/45		3,228	3,324,251
3.500%	06/01/45		521	536,402
3.500%	10/01/45		710	732,527
3.500%	12/01/45		649	669,108
3.500%	04/01/46		3,062	3,159,131
3.500%	04/01/46		1,417	1,458,759
3.500%	05/01/46		3,049	3,151,152
3.500%	05/01/46		636	656,429
3.500%	TBA	(t)	8,100	8,321,268
4.000%	02/01/42		1,156	1,221,200
4.000%	07/01/42		2,499	2,638,502
4.000%	11/01/42		1,497	1,580,700
4.000%	09/01/43		851	898,201
4.000%	10/01/43		118	125,451
4.000%	11/01/43		8,761	9,287,137
4.000%	06/01/45		1,998	2,110,381
4.000%	12/01/45		1,361	1,435,054
4.000%	04/01/46		787	828,424
4.500%	03/01/41		105	112,514
4.500%	04/01/41		173	185,745
4.500%	01/01/42		146	156,707
6.250%	07/15/32		400	568,617
Federal National Mortgage Assoc.
1.250%	08/17/21		1,667	1,629,564
1.500%	11/30/20		753	748,373
1.875%	09/18/18		2,663	2,679,628
1.875%	04/05/22		12,214	12,175,648
2.125%	04/24/26		150	146,204
2.500%	12/01/27		38	38,162
2.500%	01/01/33		889	886,671
2.500%	01/01/33		884	881,505
2.500%	01/01/33		743	741,038
2.500%	01/01/33		591	589,589
2.500%	TBA	(t)	4,100	4,121,301

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
2.500%	TBA	(t)	2,210	$2,221,481
2.695%(c)	02/01/42		359	374,282
2.759%(c)	01/01/42		529	550,728
3.000%	08/01/27		61	62,523
3.000%	08/01/27		56	57,489
3.000%	10/01/27		197	201,826
3.000%	11/01/27		70	71,858
3.000%	12/01/27		100	102,929
3.000%	01/01/28		90	92,459
3.000%	02/01/28		85	86,994
3.000%	03/01/28		96	98,707
3.000%	04/01/28		87	88,773
3.000%	05/01/28		95	96,864
3.000%	06/01/28		93	95,327
3.000%	07/01/28		83	84,646
3.000%	08/01/28		97	99,579
3.000%	09/01/28		104	106,697
3.000%	01/01/29		99	101,745
3.000%	03/01/29		87	89,368
3.000%	02/01/32		250	256,876
3.000%	02/01/32		176	180,370
3.000%	03/01/32		774	795,507
3.000%	03/01/32		353	363,324
3.000%	03/01/32		343	352,954
3.000%	06/01/32		2,504	2,573,491
3.000%	09/01/42		1,090	1,094,300
3.000%	10/01/42		1,604	1,611,078
3.000%	10/01/42		886	890,054
3.000%	11/01/42		1,643	1,649,602
3.000%	12/01/42		563	564,926
3.000%	01/01/43		2,498	2,508,823
3.000%	07/01/43		335	336,397
3.000%	07/01/46		3,417	3,422,170
3.000%	TBA	(t)	11,700	11,684,226
3.000%	TBA	(t)	7,950	7,939,282
3.000%	TBA	(t)	10,700	10,981,711
3.000%	TBA	(t)	3,400	3,489,515
3.476%(c)	12/01/40		650	683,281
3.500%	01/01/29		293	304,697
3.500%	10/01/30		398	415,200
3.500%	10/01/30		301	313,887
3.500%	11/01/30		1,029	1,074,508
3.500%	02/01/31		540	561,830
3.500%	08/01/33		276	286,948
3.500%	07/01/43		623	642,360
3.500%	08/01/43		9,797	10,118,057
3.500%	08/01/43		38	39,440
3.500%	12/01/45		384	395,079
3.500%	08/01/46		125	128,469
3.500%	09/01/46		286	295,014
3.500%	10/01/46		275	283,126
3.500%	11/01/46		186	191,762
3.500%	TBA	(t)	11,900	12,222,136
3.500%	TBA	(t)	3,400	3,492,039
3.500%	TBA	(t)	200	208,093
4.000%	11/01/31		146	155,229
4.000%	05/01/37		2,576	2,726,767
4.000%	11/01/40		514	544,344

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
4.000%	10/01/45		6,343	$6,715,871
4.000%	12/01/45		617	652,806
4.000%	03/01/46		2,085	2,208,002
4.000%	TBA	(t)	10,100	10,617,230
4.000%	TBA	(t)	7,500	7,884,082
4.500%	07/01/25		1,323	1,391,875
4.500%	07/01/39		10	10,943
4.500%	11/01/39		97	104,276
4.500%	12/01/39		1,609	1,736,294
4.500%	11/01/40		162	175,393
4.500%	12/01/40		96	103,886
4.500%	12/01/40		16	17,584
4.500%	03/01/41		36	39,062
4.500%	04/01/41		73	79,224
4.500%	05/01/41		88	94,813
4.500%	05/01/41		25	26,348
4.500%	07/01/41		32	33,907
4.500%	08/01/41		288	311,009
4.500%	08/01/41		12	13,445
4.500%	09/01/41		24	25,340
4.500%	10/01/41		83	90,358
4.500%	01/01/42		240	258,734
4.500%	02/01/42		35	37,497
4.500%	03/01/42		61	66,227
4.500%	05/01/42		450	483,516
4.500%	06/01/42		81	87,262
4.500%	07/01/42		52	56,261
4.500%	09/01/42		1,154	1,248,558
4.500%	10/01/42		378	405,752
4.500%	10/01/42		345	372,990
4.500%	10/01/42		141	152,095
4.500%	08/01/44		172	184,805
4.500%	10/01/44		295	319,280
4.500%	06/01/46		164	176,519
4.500%	10/01/46		92	99,613
4.500%	11/01/46		91	98,278
4.500%	12/01/46		132	142,834
4.500%	01/01/47		119	128,595
4.500%	01/01/47		95	102,150
4.500%	02/01/47		104	112,487
4.500%	08/01/56		738	799,667
4.500%	TBA	(t)	1,900	2,038,121
5.000%	03/01/23		200	218,337
5.000%	09/01/25		500	545,843
5.000%	07/01/35		835	916,749
5.000%	06/01/39		8,553	9,378,213
5.000%	03/01/44		295	322,720
5.000%	08/01/56		678	748,605
5.246%	08/01/41		230	253,156
5.500%	11/01/29		101	112,194
5.500%	04/01/34		1,089	1,220,263
5.500%	08/01/35		935	1,045,856
5.500%	04/01/39		861	970,744
5.625%	07/15/37		299	410,485
6.000%	07/01/39		395	443,598
6.394%	02/01/39		372	404,087
6.500%	10/01/37		1,105	1,239,258
6.500%	08/01/39		1,882	2,188,024

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
6.625%	11/15/30		150	$214,449
7.250%	05/15/30		959	1,421,523
Government National Mortgage Assoc.
3.000%	06/20/42		529	535,918
3.000%	01/20/43		644	653,309
3.000%	08/20/45		525	530,653
3.000%	04/20/46		194	196,416
3.000%	07/20/46		196	198,605
3.000%	08/20/46		165	166,933
3.000%	08/20/46		88	89,417
3.000%	09/20/46		1,566	1,585,013
3.000%	09/20/46		597	605,563
3.000%	10/20/46		496	501,033
3.000%	12/20/46		7,184	7,264,348
3.000%	TBA	(t)	10,750	10,858,340
3.000%	TBA	(t)	1,100	1,111,086
3.500%	11/20/41		1,589	1,651,056
3.500%	12/20/41		1,939	2,015,515
3.500%	10/20/42		234	243,876
3.500%	01/20/43		3,316	3,449,521
3.500%	02/20/43		2,844	2,958,764
3.500%	05/20/43		1,360	1,414,560
3.500%	02/20/46		50	51,556
3.500%	04/20/46		97	101,257
3.500%	04/20/46		96	99,440
3.500%	04/20/46		46	47,895
3.500%	05/20/46		732	761,185
3.500%	05/20/46		490	508,723
3.500%	05/20/46		480	499,188
3.500%	05/20/46		466	484,507
3.500%	05/20/46		351	364,822
3.500%	05/20/46		209	217,463
3.500%	05/20/46		172	178,928
3.500%	05/20/46		149	154,964
3.500%	05/20/46		141	146,291
3.500%	05/20/46		137	142,688
3.500%	05/20/46		112	116,841
3.500%	05/20/46		112	116,603
3.500%	05/20/46		97	100,535
3.500%	05/20/46		96	99,829
3.500%	05/20/46		88	92,055
3.500%	05/20/46		85	88,107
3.500%	05/20/46		75	78,253
3.500%	05/20/46		60	62,462
3.500%	05/20/46		60	61,995
3.500%	05/20/46		47	49,201
3.500%	05/20/46		47	48,849
3.500%	05/20/46		47	48,701
3.500%	05/20/46		38	39,330
3.500%	05/20/46		31	31,854
3.500%	06/20/46		1,797	1,867,615
3.500%	06/20/46		620	644,197
3.500%	06/20/46		614	638,768
3.500%	06/20/46		388	403,174
3.500%	06/20/46		154	159,941
3.500%	06/20/46		143	148,611
3.500%	06/20/46		95	98,904
3.500%	06/20/46		77	80,569

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
3.500%	06/20/46		49	$50,996
3.500%	06/20/46		47	48,451
3.500%	06/20/46		38	39,597
3.500%	06/20/46		32	33,507
3.500%	TBA	(t)	6,900	7,146,890
3.500%	TBA	(t)	2,700	2,796,609
4.000%	10/20/40		193	204,635
4.000%	11/20/40		2,226	2,348,422
4.000%	01/20/41		1,998	2,122,124
4.000%	02/20/41		38	39,868
4.000%	03/20/41		786	834,196
4.000%	10/20/41		609	644,211
4.000%	05/20/42		163	172,543
4.000%	08/20/44		52	54,897
4.000%	10/20/44		380	400,527
4.000%	11/20/44		846	890,607
4.000%	12/20/44		21	22,581
4.000%	10/20/45		2,403	2,530,681
4.000%	TBA	(t)	3,100	3,262,021
4.500%	08/15/39		224	240,705
4.500%	09/15/39		981	1,055,781
4.500%	10/15/39		71	76,581
4.500%	10/15/39		19	20,107
4.500%	11/15/39		66	71,503
4.500%	11/15/39		36	39,157
4.500%	02/15/40		110	117,929
4.500%	03/15/40		139	149,807
4.500%	06/15/40	(hh)(k)	941	1,014,653
4.500%	06/15/40		101	109,138
4.500%	07/15/40		10	10,243
4.500%	10/15/40		13	13,492
4.500%	08/20/41		1,736	1,865,715
5.000%	11/15/33		10	11,126
5.000%	05/15/34		278	304,799
5.000%	06/15/40	(k)	156	171,424
6.000%	05/15/40		890	1,003,229
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		420	472,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $338,877,436)				337,981,288

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
2.250%	08/15/46		1,133	997,483
2.500%	02/15/45		1,335	1,245,878
2.500%	02/15/46		28,381	26,416,496
2.875%	05/15/43		1,450	1,464,048
2.875%	08/15/45		1,539	1,547,597
3.000%	11/15/44		1,892	1,952,308
3.000%	05/15/45		1,702	1,753,792
3.000%	11/15/45		10,263	10,570,489
3.000%	02/15/47		16,081	16,588,549
3.000%	05/15/47		12,506	12,906,580
3.125%	08/15/44		2,056	2,172,211
3.375%	05/15/44		627	692,664
3.625%	08/15/43		1,280	1,472,500
3.625%	02/15/44		1,452	1,673,147
3.750%	08/15/41		1,642	1,922,486

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.750%	11/15/43	1,771	$2,081,825
3.875%	08/15/40	97	115,426
4.250%	11/15/40	1,370	1,721,598
4.375%	02/15/38	1,556	1,982,503
4.375%	05/15/41	1,043	1,336,955
4.500%	02/15/36	24,179	31,209,794
4.625%	02/15/40	4,114	5,424,696
4.750%	02/15/41	1,450	1,952,402
5.000%	05/15/37	10,051	13,790,676
5.250%	11/15/28	897	1,154,748
5.250%	02/15/29	25	32,284
6.125%	11/15/27	651	879,206
U.S. Treasury Notes
0.750%	07/15/19	24,583	24,265,142
0.875%	03/31/18	16,486	16,438,982
0.875%	10/15/18	7,963	7,916,966
0.875%	06/15/19	1,360	1,346,718
0.875%	09/15/19	2,377	2,349,051
1.000%	10/15/19	3,036	3,007,301
1.000%	11/15/19	1,948	1,927,530
1.125%	01/31/19	3,626	3,612,827
1.125%	02/28/19	2,719	2,708,698
1.125%	02/28/21	2,567	2,514,859
1.125%	08/31/21	3,588	3,493,955
1.125%	09/30/21	1,628	1,583,611
1.250%	01/31/19	5,254	5,244,763
1.250%	04/30/19	3,396	3,387,642
1.250%	06/30/19	18,126	18,076,444
1.250%	01/31/20	2,768	2,751,024
1.250%	10/31/21	2,075	2,026,854
1.375%	12/15/19	3,417	3,409,794
1.375%	01/15/20	3,887	3,877,283
1.375%	02/15/20	2,375	2,367,486
1.375%	03/31/20	12,500	12,453,613
1.375%	04/30/20	186	185,164
1.375%	09/30/20	2,395	2,377,224
1.375%	10/31/20	2,429	2,409,075
1.375%	01/31/21	2,272	2,248,214
1.375%	04/30/21	2,534	2,501,633
1.375%	06/30/23	2,417	2,327,022
1.500%	12/31/18	1,545	1,548,380
1.500%	04/15/20	4,479	4,475,851
1.500%	05/15/20	2,856	2,852,764
1.500%	06/15/20	25,638	25,601,953
1.500%	02/28/23	3,045	2,964,356
1.500%	08/15/26	1,896	1,773,723
1.625%	07/31/19	3,494	3,509,968
1.625%	12/31/19	4,585	4,602,194
1.625%	03/15/20	4,457	4,471,102
1.625%	11/15/22	3,542	3,483,058
1.625%	05/31/23	2,412	2,358,861
1.625%	10/31/23	2,409	2,346,421
1.625%	02/15/26	1,136	1,079,644
1.625%	05/15/26	2,032	1,926,811
1.750%	11/30/21	2,860	2,852,116
1.750%	02/28/22	9,733	9,691,557
1.750%	03/31/22	1,289	1,282,354
1.750%	04/30/22	539	535,905
1.750%	05/15/22	1,261	1,253,606
1.750%	06/30/22	13,838	13,748,274

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.875%	01/31/22	2,685	$2,688,356
1.875%	02/28/22	2,499	2,502,026
1.875%	03/31/22	2,357	2,358,381
1.875%	04/30/22	2,297	2,296,552
2.000%	11/30/20	2,276	2,302,761
2.000%	11/15/21	3,009	3,034,390
2.000%	12/31/21	18,431	18,564,201
2.000%	11/30/22	2,867	2,873,047
2.000%	06/30/24	18,846	18,679,628
2.000%	08/15/25	3,193	3,138,745
2.000%	11/15/26	1,174	1,145,132
2.125%	01/31/21	2,333	2,368,704
2.125%	06/30/22	13,692	13,840,681
2.125%	11/30/23	2,467	2,475,383
2.125%	02/29/24	1,176	1,177,424
2.125%	03/31/24	2,540	2,541,885
2.125%	05/15/25	38,079	37,839,521
2.250%	03/31/21	18,300	18,661,004
2.250%	12/31/23	1,375	1,388,696
2.250%	01/31/24	1,390	1,403,085
2.250%	11/15/24	2,418	2,431,318
2.250%	11/15/25	3,016	3,016,706
2.250%	02/15/27	26,909	26,783,927
2.375%	08/15/24	31,541	32,021,495
2.375%	05/15/27	10,946	11,015,266
2.500%	05/15/24	1,591	1,630,091
2.625%	11/15/20	3,072	3,170,639
2.750%	11/15/23	3,416	3,555,844
3.625%	02/15/20	2,665	2,810,013
3.625%	02/15/21	2,638	2,817,611

TOTAL U.S. TREASURY OBLIGATIONS (cost $603,830,848)			604,758,626

TOTAL LONG-TERM INVESTMENTS (cost $4,374,994,972)			4,682,209,411

	Shares
SHORT-TERM INVESTMENTS — 12.3%
AFFILIATED MUTUAL FUNDS — 12.0%
Prudential Investment Portfolios 2 –
Prudential Core Ultra Short Bond Fund(w)	485,161,046	485,161,046
Prudential Investment Portfolios 2 –
Prudential Institutional Money Market Fund
(cost $124,571,137; includes
$124,448,287 of cash collateral for securities on loan)(b)(w)	124,547,370	124,559,825

TOTAL AFFILIATED MUTUAL FUNDS
(cost $609,732,183)		609,720,871

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.790%	07/13/17	140	$139,970
0.795%	07/27/17	20	19,989
0.799%	07/27/17	9,940	9,934,563
0.855%	08/03/17	4,060	4,057,020
0.957%	08/31/17	770	768,836
0.986%	09/07/17	500	499,128

TOTAL U.S. TREASURY OBLIGATIONS
(cost $15,419,585)			15,419,506

TOTAL SHORT-TERM INVESTMENTS
(cost $625,151,768)			625,140,377

TOTAL INVESTMENTS —104.1%
(cost $5,000,146,740)			5,307,349,788
Liabilities in excess of other assets(z) — (4.1)%			(208,116,991)

NET ASSETS — 100.0%			$5,099,232,797

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,090,750 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,183,727; cash collateral of $124,448,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $9,002,259 is 0.2% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $107,710,000 is 2.1% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
7	20 Year U.S. Treasury Bonds	Sep. 2017	$1,067,719	$1,075,813	$8,094
1,212	Mini MSCI EAFE Index	Sep. 2017	115,123,029	114,509,759	(613,270)
383	Russell 2000 Mini Index	Sep. 2017	27,278,926	27,083,845	(195,081)
2,064	S&P 500 E-Mini Index	Sep. 2017	250,788,900	249,836,880	(952,020)

					(1,752,277)

Short Positions:
62	2 Year U.S. Treasury Notes	Sep. 2017	13,419,125	13,398,781	20,344
35	10 Year U.S. Treasury Notes	Sep. 2017	4,405,344	4,393,594	11,750
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	816,797	829,375	(12,578)

					19,516

					$(1,732,761)

Securities with a combined market value of $15,524,454 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,750	09/20/20	1.750%	3 Month LIBOR(2)	$2,869	$(9,256)	$(12,125)
2,450	09/20/27	2.500%	3 Month LIBOR(2)	71,877	38,224	(33,653)

				$74,746	$28,968	$(45,778)

A security with a market value of $185,823 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts as of June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,476,870,732	$1,498,441,380	$—
Preferred Stocks	10,666,984	11,413,084	—
Unaffiliated Exchange Traded Fund	22,925,820	—	—
Asset-Backed Securities
Automobiles	—	13,433,895	—
Consumer Loans	—	65,122	—
Credit Cards	—	3,023,253	—
Home Equity Loans	—	2,087,825	—
Other	—	3,052,643	2,072,638
Residential Mortgage-Backed Securities	—	7,185,122	—
Bank Loans	—	45,561,948	4,018,112
Commercial Mortgage-Backed Securities	—	35,991,613	—
Corporate Bonds	—	529,514,197	—
Foreign Government Bonds	—	8,861,241	—
Municipal Bonds	—	11,115,721	—
Residential Mortgage-Backed Securities	—	53,168,167	—
U.S. Government Agency Obligations	—	337,981,288	—
U.S. Treasury Obligations	—	620,178,132	—
Affiliated Mutual Funds	609,720,871	—	—
Other Financial Instruments*
Futures Contracts	(1,732,761)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(45,778)	—

Total	$2,118,451,646	$3,181,028,853	$6,090,750

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	12.2%
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	12.0
Banks	8.3
U.S. Government Agency Obligations	6.6

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Insurance	3.4%
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	2.6
Software	2.2
Chemicals	2.1
Internet Software & Services	1.9
Media	1.8
Semiconductors & Semiconductor Equipment	1.8
Biotechnology	1.7
Machinery	1.7
Food Products	1.5
Beverages	1.5
Diversified Telecommunication Services	1.5
Electric Utilities	1.4
Health Care Providers & Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Aerospace & Defense	1.3
IT Services	1.2
Health Care Equipment & Supplies	1.2
Residential Mortgage-Backed Securities	1.1
Capital Markets	1.1
Technology Hardware, Storage & Peripherals	1.1
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Food & Staples Retailing	1.0
Tobacco	1.0
Diversified Financial Services	1.0
Automobiles	1.0
Household Durables	0.9
Electric	0.8
Personal Products	0.8
Metals & Mining	0.7
Commercial Mortgage-Backed Securities	0.7
Textiles, Apparel & Luxury Goods	0.7
Real Estate Investment Trusts (REITs)	0.7
Real Estate Management & Development	0.6
Pipelines	0.6
Electronic Equipment, Instruments & Components	0.6
Oil & Gas	0.6
Internet & Direct Marketing Retail	0.6
Commercial Services & Supplies	0.5
Household Products	0.5
Wireless Telecommunication Services	0.5
Electrical Equipment	0.5
Trading Companies & Distributors	0.5
Industrial Conglomerates	0.5
Road & Rail	0.5
Communications Equipment	0.5
Unaffiliated Exchange Traded Fund	0.5
Construction & Engineering	0.4
Telecommunications	0.4
Construction Materials	0.4
Auto Manufacturers	0.4
Professional Services	0.4
Consumer Finance	0.4
Energy Equipment & Services	0.4
Building Products	0.4
Air Freight & Logistics	0.3
Diversified Consumer Services	0.3
Transportation Infrastructure	0.3

Multi-Utilities	0.3%
Containers & Packaging	0.3
Retail	0.3
Auto Components	0.2
Gas Utilities	0.2
Municipal Bonds	0.2
Healthcare-Services	0.2
Healthcare-Products	0.2
Foreign Government Bonds	0.2
Agriculture	0.2
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Computers	0.1
Commercial Services	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Gas	0.1
Life Sciences Tools & Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.1
Other	0.1
Marine	0.1
Oil & Gas Services	0.1
Mining	0.1
Multiline Retail	0.1
Machinery-Diversified	0.1
Credit Cards	0.1
Health Care Technology	0.1
Foods	0.1
Packaging & Containers	0.1
Airlines	0.0	*
Home Equity Loans	0.0	*
Miscellaneous Manufacturing	0.0	*
Distributors	0.0	*
Electronics	0.0	*
Real Estate	0.0	*
Semiconductors	0.0	*
Engineering & Construction	0.0	*
Lodging	0.0	*
Transportation	0.0	*
Water Utilities	0.0	*
Internet	0.0	*
Home Builders	0.0	*
Building Materials	0.0	*
Leisure Time	0.0	*
Computer Services & Software	0.0	*
Iron/Steel	0.0	*
Machinery-Construction & Mining	0.0	*
Entertainment	0.0	*
Investment Companies	0.0	*
Consumer Products	0.0	*
Technology Services	0.0	*
Household Products/Wares	0.0	*
Oil & Gas Equipment & Services	0.0	*
Consumer Loans	0.0	*

	104.1
Liabilities in excess of other assets	(4.1)

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker-variation margin futures	$1,760,371	*
Interest rate contracts	Due from/to broker-variation margin futures	40,188	*	Due from/to broker-variation margin futures	12,578	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	45,778	*

Total		$40,188			$1,818,727

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Total
Equity contracts	$(5,258)	$38,622,508	$—	$38,617,250
Interest rate contracts	—	(83,030)	137,246	54,216

Total	$(5,258)	$38,539,478	$137,246	$38,671,466

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Equity contracts	$1,829,379	$—	$1,829,379
Interest rate contracts	11,579	(79,960)	(68,381)

Total	$1,840,958	$(79,960)	$1,760,998

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Interest Rate Swap Agreements(2)
$427,960,757	$12,620,552	$15,063,333

(1)	Value at Trade Date.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$121,183,727	$(121,183,727)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $121,183,727:
Unaffiliated investments (cost $4,390,414,557)	$4,697,628,917
Affiliated investments (cost $609,732,183)	609,720,871
Cash	25,358
Foreign currency, at value (cost $527,998)	530,435
Receivable for investments sold	155,084,821
Dividends and interest receivable	14,219,787
Tax reclaim receivable	5,937,534
Due from broker-variation margin futures	128,081
Receivable from affiliate	107,683
Receivable from manager	90,205
Receivable for fund share sold	53,949
Prepaid expenses	5,434

Total Assets	5,483,533,075

LIABILITIES:
Payable for investments purchased.	257,102,015
Payable to broker for collateral for securities on loan	124,448,287
Management fees payable	1,158,339
Payable for fund share repurchased	725,964
Accrued expenses and other liabilities	711,693
Distribution fee payable	140,241
Due to broker-variation margin swaps	12,957
Foreign withholding taxes payable.	417
Affiliated transfer agent fee payable	365

Total Liabilities	384,300,278

NET ASSETS	$5,099,232,797

Net assets were comprised of:
Paid-in capital	$3,561,982,961
Retained earnings	1,537,249,836

Net assets, June 30, 2017	$5,099,232,797

Net asset value and redemption price per share, $5,099,232,797 / 367,988,307 outstanding shares of beneficial interest.	$13.86

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,187,314, of which $223,131 is reimbursable by an affiliate)	$39,764,153
Interest income.	20,042,967
Affiliated dividend income	2,472,206
Income from securities lending, net (including affiliated income of $216,749)	546,928

62,826,254

EXPENSES
Management fees.	16,119,953
Distribution fee	6,179,737
Custodian and accounting fees	676,000
Trustees’ fees	27,000
Audit fee	26,000
Legal fees and expenses	11,000
Shareholders’ reports	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous.	72,962

Total expenses	23,124,652

NET INVESTMENT INCOME (LOSS)	39,701,602

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,873))	117,866,387
Futures transactions	38,539,478
Swap agreements transactions	137,246
Foreign currency transactions	223,624

156,766,735

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,576))	213,075,931
Futures	1,840,958
Swap agreements	(79,960)
Foreign currencies	430,539

215,267,468

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	372,034,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$411,735,805

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$39,701,602	$63,560,525
Net realized gain (loss) on investment and foreign currency transactions	156,766,735	81,525,465
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	215,267,468	24,483,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	411,735,805	169,569,694

FUND SHARE TRANSACTIONS:
Fund share sold [3,123,115 and 62,829,452 shares, respectively]	41,504,510	763,409,892
Fund share repurchased [10,889,595 and 81,085,873 shares, respectively].	(145,525,280)	(962,560,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	(104,020,770)	(199,150,958)

CAPITAL CONTRIBUTIONS.	—	1,360,851

TOTAL INCREASE (DECREASE) IN NET ASSETS	307,715,035	(28,220,413)
NET ASSETS:
Beginning of period	4,791,517,762	4,819,738,175

End of period	$5,099,232,797	$4,791,517,762

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.1%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	59,279,724	$639,628,225
AST AQR Emerging Markets Equity Portfolio*	691,331	7,895,002
AST AQR Large-Cap Portfolio*	22,161,301	359,234,685
AST BlackRock Low Duration Bond Portfolio*	3,527,342	37,707,283
AST BlackRock/Loomis Sayles Bond Portfolio*	14,080,891	189,247,173
AST ClearBridge Dividend Growth Portfolio*	10,318,046	166,120,544
AST Goldman Sachs Global Income Portfolio*	28,172,717	299,194,254
AST Goldman Sachs Large-Cap Value Portfolio*	2,749,155	81,979,791
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,647,336	14,035,301
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	42,882,278
AST Goldman Sachs Strategic Income Portfolio*	11,460,679	111,512,406
AST Government Money Market Portfolio	79,148,016	79,148,016
AST High Yield Portfolio*	17,702,213	173,835,734
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,856,293	104,158,464
AST International Growth Portfolio*	11,597,296	182,773,384
AST International Value Portfolio*	9,267,132	181,728,463
AST Jennison Large-Cap Growth Portfolio*	2,899,555	77,737,060
AST Loomis Sayles Large-Cap Growth Portfolio*	3,132,598	138,586,130
AST Lord Abbett Core Fixed Income Portfolio*	21,057,633	263,220,416
AST MFS Growth Portfolio*	3,657,481	77,611,755
AST MFS Large-Cap Value Portfolio*	6,700,374	125,162,984
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	257,175	8,355,623
AST Parametric Emerging Markets Equity Portfolio*	484,461	4,408,593
AST Prudential Core Bond Portfolio*	75,728,624	911,772,630
AST QMA International Core Equity Portfolio*	7,383,726	86,537,273
AST QMA Large-Cap Portfolio*	21,686,500	356,309,193
AST Small-Cap Growth Opportunities Portfolio*	1,979,857	34,944,475
AST Small-Cap Growth Portfolio*	919,043	36,449,256
AST Small-Cap Value Portfolio*	1,377,634	36,837,941
AST T. Rowe Price Large-Cap Growth Portfolio*	3,291,444	99,006,623
AST T. Rowe Price Large-Cap Value Portfolio*	7,446,507	103,357,521
AST Templeton Global Bond Portfolio*	131,266	1,454,432
AST WEDGE Capital Mid-Cap Value Portfolio*	351,878	8,385,263
AST Wellington Management Global Bond Portfolio*	71,073,924	745,565,464
AST Western Asset Core Plus Bond Portfolio*	48,915,979	616,341,334
AST Western Asset Emerging Markets Debt Portfolio*	2,707,094	29,967,525

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $5,639,568,013)(w)		6,433,092,494

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUND — 8.5%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $599,078,469)(w)	599,078,469	599,078,469

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bill (cost $11,974,400)
0.960%	09/21/17	12,000	11,974,044

TOTAL SHORT-TERM INVESTMENTS (cost $611,052,869)			611,052,513

TOTAL INVESTMENTS — 99.8% (cost $6,250,620,882)			7,044,145,007
Other assets in excess of liabilities(z) — 0.2%			14,474,120

NET ASSETS — 100.0%			$7,058,619,127

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
767	2 Year U.S. Treasury Notes	Sep. 2017	$165,995,578	$165,755,891	$(239,687)
1,228	10 Year U.S. Treasury Notes	Sep. 2017	154,421,000	154,152,375	(268,625)
116	CAC40 10 Euro	Jul. 2017	6,930,534	6,778,834	(151,700)
22	DAX Index.	Sep. 2017	7,978,248	7,739,224	(239,024)
245	Euro STOXX 50 Index	Sep. 2017	9,910,028	9,600,876	(309,152)
38	FTSE 100 Index.	Sep. 2017	3,685,769	3,584,555	(101,214)
12	Mini MSCI EAFE Index	Sep. 2017	1,130,416	1,133,760	3,344
202	Russell 2000 Mini Index	Sep. 2017	14,323,640	14,284,430	(39,210)
489	S&P 500 E-Mini Index	Sep. 2017	59,374,380	59,191,005	(183,375)
102	S&P 500 Index	Sep. 2017	61,863,000	61,732,950	(130,050)
174	TOPIX Index	Sep. 2017	24,808,529	24,930,073	121,544

					$(1,537,149)

Security with a market value of $11,974,044 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,032,170,963	$—	$—
U.S. Treasury Obligation	—	11,974,044	—
Other Financial Instruments*
Futures Contracts	(1,537,149)	—	—

Total	$7,030,633,814	$11,974,044	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Core Bond	54.1%
Large/Mid-Cap Growth	15.9
Ultra Short Bond	8.5
Large/Mid-Cap Value	6.1
International Value	3.8
International Growth	2.6
High Yield	2.5
Large/Mid-Cap Blend	2.3%

Small-Cap Value	1.1
Money Market	1.1
Small-Cap Growth	1.0
Emerging Markets	0.6
U.S. Treasury Obligation	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$124,888	*	Due from/to broker-variation margin futures	$1,153,725	*
				Due from/to broker-variation margin
Interest rate contracts	—	—		futures	508,312	*

Total		$124,888			$1,662,037

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$16,644,223
Interest rate contracts	2,779,651

Total	$19,423,874

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,401,639)
Interest rate contracts	(308,596)

Total	$(1,710,235)

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $494,066,127.

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $6,238,646,482)	$7,032,170,963
Unaffiliated investments (cost $11,974,400)	11,974,044
Foreign currency, at value (cost $19,226,138)	20,059,644
Receivable from manager	58,448
Receivable for fund share sold	2,111
Prepaid expenses	577

Total Assets	7,064,265,787

LIABILITIES:
Payable for fund share repurchased	2,439,528
Payable to custodian	1,560,112
Due to broker-variation margin futures	799,869
Management fees payable	358,884
Deposit due to broker – futures	331,420
Accrued expenses and other liabilities	156,183
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	299

Total Liabilities	5,646,660

NET ASSETS	$7,058,619,127

Net assets were comprised of:
Paid-in capital	$4,499,616,897
Retained earnings	2,559,002,230

Net assets, June 30, 2017	$7,058,619,127

Net asset value and redemption price per share, $7,058,619,127 / 456,507,739 outstanding shares of beneficial interest.	$15.46

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Affiliated dividend income	$2,871,372

EXPENSES
Management fees.	5,031,899
Custodian and accounting fees	153,000
Trustees’ fees	35,000
Audit fee	13,000
Legal fees and expenses	13,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous.	14,567

Total expenses	5,266,466
Less: management fee waivers and/or expense reimbursement	(58,236)

Net expenses	5,208,230

NET INVESTMENT INCOME (LOSS)	(2,336,858)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $160,233,349)	160,275,269
Futures transactions	19,423,874
Foreign currency transactions	6,453

179,705,596

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $186,169,527)	160,957,580
Futures	(1,710,235)
Foreign currencies	1,248,467

160,495,812

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	340,201,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$337,864,550

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,336,858)	$(7,664,711)
Net realized gain (loss) on investment and foreign currency transactions	179,705,596	246,817,833
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	160,495,812	110,262,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	337,864,550	349,415,717

FUND SHARE TRANSACTIONS:
Fund share sold [998,481 and 23,261,415 shares, respectively]	15,090,623	327,421,446
Net asset value of shares issued in merger [32,096,143 and 0 shares, respectively]	489,790,149	—
Fund share repurchased [25,535,834 and 60,772,010 shares, respectively].	(385,656,186)	(856,722,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	119,224,586	(529,300,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	457,089,136	(179,885,140)
NET ASSETS:
Beginning of period	6,601,529,991	6,781,415,131

End of period	$7,058,619,127	$6,601,529,991

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.5%
COMMON STOCKS — 60.8%	Shares	Value
Aerospace & Defense — 1.1%
Arconic, Inc.	668,000	$15,130,198
Astronics Corp.*	20,900	636,823
Boeing Co. (The)	58,700	11,607,925
Curtiss-Wright Corp.	200,300	18,383,534
Ducommun, Inc.*	18,900	596,862
Engility Holdings, Inc.*	59,100	1,678,440
Esterline Technologies Corp.*	75,800	7,185,840
Huntington Ingalls Industries, Inc.	224,041	41,707,473
Lockheed Martin Corp.	124,100	34,451,401
Moog, Inc. (Class A Stock)*	37,600	2,696,672
MTU Aero Engines AG (Germany)	4,844	684,395
Northrop Grumman Corp.	117,300	30,112,083
Orbital ATK, Inc.	59,200	5,822,912
QinetiQ Group PLC (United Kingdom)	1,659,684	5,846,753
Singapore Technologies Engineering Ltd. (Singapore)	143,200	382,567
Spirit AeroSystems Holdings, Inc. (Class A Stock)	368,200	21,333,508
Thales SA (France)	55,861	6,012,015
Vectrus, Inc.*	43,000	1,389,760
Wesco Aircraft Holdings, Inc.*	62,200	674,870

		206,334,031

Air Freight & Logistics — 0.2%
Cia de Distribucion Integral Logista Holdings SA (Spain)	9,958	262,070
Deutsche Post AG (Germany)	20,810	781,173
FedEx Corp.	163,700	35,576,921
Oesterreichische Post AG (Austria)	5,655	245,701
PostNL NV (Netherlands)	65,952	307,780
Radiant Logistics, Inc.*	25,900	139,342
XPO Logistics, Inc.*(a)	31,900	2,061,697

		39,374,684

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	1,176,217	2,810,457
AirAsia Bhd (Malaysia)	619,400	468,921
ANA Holdings, Inc. (Japan)	179,000	623,276
Deutsche Lufthansa AG (Germany)	872,486	19,883,605
International Consolidated Airlines Group SA (United Kingdom)	100,426	797,915
JetBlue Airways Corp.*	1,047,500	23,914,425
Qantas Airways Ltd. (Australia)	514,386	2,261,001
Southwest Airlines Co.	150,200	9,333,428

		60,093,028

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	327,000	16,809,965
Cie Generale des Etablissements Michelin (France)	12,493	1,662,748
Cooper-Standard Holdings, Inc.*	111,400	11,236,918
Dana, Inc.	207,100	4,624,543
Exedy Corp. (Japan)	8,900	251,621
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	4,400	16,844
GKN PLC (United Kingdom)	3,398,882	14,437,085
Koito Manufacturing Co. Ltd. (Japan)	10,000	517,105
Lear Corp.	55,900	7,942,272

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Leoni AG (Germany)	4,439	$228,829
Motherson Sumi Systems Ltd. (India)*	11,576	82,639
Sumitomo Electric Industries Ltd. (Japan)	698,700	10,809,176
Tachi-S Co. Ltd. (Japan)	12,700	232,653
Tenneco, Inc.	58,200	3,365,706
Tower International, Inc.	48,500	1,088,825
Toyoda Gosei Co. Ltd. (Japan)	123,800	2,966,428
Toyota Boshoku Corp. (Japan)	96,400	1,815,883
Unipres Corp. (Japan)	11,500	256,793

		78,346,033

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	435,400	291,717
Bayerische Motoren Werke AG (Germany)	51,804	4,818,159
Daimler AG (Germany)	148,557	10,774,663
Ferrari NV (Italy)	18,984	1,633,599
Fiat Chrysler Automobiles NV (United Kingdom)*	167,025	1,764,551
Ford Motor Co.	2,040,800	22,836,552
Ford Otomotiv Sanayi A/S (Turkey)	37,531	458,101
Geely Automobile Holdings Ltd. (China)	590,000	1,271,623
General Motors Co.	472,000	16,486,960
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	552,000	968,160
Hero MotoCorp Ltd. (India)	1,054	60,309
Honda Motor Co. Ltd. (Japan)	256,300	7,022,129
Hyundai Motor Co. (South Korea)	1,316	183,484
Kia Motors Corp. (South Korea)	7,185	239,948
Mahindra & Mahindra Ltd. (India)	50,911	1,062,135
Maruti Suzuki India Ltd. (India)	1,534	171,161
Mitsubishi Motors Corp. (Japan)	740,000	4,893,737
Peugeot SA (France)	76,335	1,521,333
Suzuki Motor Corp. (Japan)	402,600	19,179,048
Thor Industries, Inc.(a)	335,900	35,108,268
Toyota Motor Corp. (Japan)	98,100	5,156,479
Volkswagen AG (Germany)	5,005	777,357

		136,679,473

Banks — 4.8%
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,655,000	1,254,802
Akbank TAS (Turkey)	60,223	167,746
Anglo Irish Bank Corp. PLC (Ireland)*^	23,146	—
Aozora Bank Ltd. (Japan)	108,000	412,331
Associated Banc-Corp.	570,700	14,381,640
Banca Popolare dell’Etruria e del Lazio (Italy)^	59,346	—
BancFirst Corp.	17,300	1,671,180
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,095,855	9,128,436
Banco Bradesco SA (Brazil)	25,270	211,441
Bank Central Asia Tbk PT (Indonesia)	111,900	152,611
Bank Leumi Le-Israel BM (Israel)	224,888	1,092,620
Bank of America Corp.	3,928,200	95,298,132
Bank of China Ltd. (China) (Class H Stock)	733,000	359,439
Bank of Communications Co. Ltd. (China) (Class H Stock)	647,000	456,440
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	77,600	2,646,160

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	723,700	$825,766
Banque Cantonale Vaudoise (Switzerland)	465	344,885
Bendigo & Adelaide Bank Ltd. (Australia)	442,078	3,763,218
Berkshire Hills Bancorp, Inc.	32,000	1,124,800
BGEO Group PLC (Georgia)	5,214	237,200
BNP Paribas SA (France)	94,988	6,838,460
Brookline Bancorp, Inc.	66,300	967,980
Cathay General Bancorp	405,100	15,373,545
CenterState Banks, Inc.	41,400	1,029,204
Central Pacific Financial Corp.	40,500	1,274,535
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	319,000	195,239
China Construction Bank Corp. (China) (Class H Stock)	2,370,000	1,843,022
China Merchants Bank Co. Ltd. (China) (Class H Stock)	107,000	322,432
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	87,000	86,774
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	37,000	24,954
CIMB Group Holdings Bhd (Malaysia)	1,105,911	1,695,108
Citigroup, Inc.	797,200	53,316,736
Citizens Financial Group, Inc.	128,100	4,570,608
Commerce Bancshares, Inc.	40,100	2,278,883
Commonwealth Bank of Australia (Australia)	267,903	17,042,954
ConnectOne Bancorp, Inc.	15,100	340,505
Credicorp Ltd. (Peru)	1,400	251,146
Credit Agricole SA (France)	1,142,723	18,407,427
CTBC Financial Holding Co. Ltd. (Taiwan)	480,920	315,227
CU Bancorp*	21,800	788,070
Cullen/Frost Bankers, Inc.(a)	126,800	11,907,788
Customers Bancorp, Inc.*	33,300	941,724
Danske Bank A/S (Denmark)	516,479	19,870,540
DNB ASA (Norway)	268,925	4,578,392
Dubai Islamic Bank PJSC (United Arab Emirates)	30,282	46,868
East West Bancorp, Inc.	559,845	32,795,720
Enterprise Financial Services Corp.	46,300	1,889,040
FB Financial Corp.*(a)	8,500	307,615
Fidelity Southern Corp.	30,056	687,080
Financial Institutions, Inc.	24,500	730,100
First BanCorp. (Puerto Rico)*	555,800	3,218,082
First Busey Corp.	21,700	636,244
First Citizens BancShares, Inc. (Class A Stock)	10,600	3,950,620
First Community Bancshares, Inc.	17,400	475,890
First Financial Bancorp	29,900	828,230
First Financial Corp.	15,500	733,150
First Financial Holding Co. Ltd. (Taiwan)	796,330	532,480
First Horizon National Corp.(a)	309,600	5,393,232
First Merchants Corp.	14,800	594,072
First Midwest Bancorp, Inc.	49,400	1,151,514
Franklin Financial Network, Inc.*	9,900	408,375
Fulton Financial Corp.	564,100	10,717,900
Great Southern Bancorp, Inc.	12,400	663,400
Green Bancorp, Inc.*	13,600	263,840
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	67,300	427,004

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	$55,972
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	407,100	787,787
Hana Financial Group, Inc. (South Korea)	8,234	325,181
Hancock Holding Co.	458,200	22,451,800
Hanmi Financial Corp.	33,100	941,695
Heartland Financial USA, Inc.	30,900	1,455,390
Heritage Commerce Corp.	24,100	332,098
Hilltop Holdings, Inc.	150,400	3,941,984
Hong Leong Bank Bhd (Malaysia)	10,400	37,942
Hope Bancorp, Inc.	135,900	2,534,535
HSBC Holdings PLC (United Kingdom)	3,045,065	28,264,333
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	110,000	63,813
IBERIABANK Corp.	43,000	3,504,500
Independent Bank Group, Inc.	4,700	279,650
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,389,000	1,612,295
Industrial Bank of Korea (South Korea)	54,476	677,986
ING Groep NV (Netherlands)	1,488,477	25,695,289
International Bancshares Corp.	164,400	5,762,220
Intesa Sanpaolo SpA (Italy), RSP	142,593	424,225
JPMorgan Chase & Co.	1,367,200	124,962,080
KB Financial Group, Inc. (South Korea)	11,038	557,311
KBC Group NV (Belgium)	242,434	18,381,153
Krung Thai Bank PCL (Thailand)	51,100	28,280
LegacyTexas Financial Group, Inc.	16,900	644,397
Lloyds Banking Group PLC (United Kingdom)	26,144,533	22,530,854
MainSource Financial Group, Inc.	34,700	1,162,797
Malayan Banking Bhd (Malaysia)	593,880	1,332,136
Masraf Al Rayan QSC (Qatar)	5,435	58,524
MB Financial, Inc.	51,600	2,272,464
MidWestOne Financial Group, Inc.	10,700	362,623
Mizuho Financial Group, Inc. (Japan)	3,782,400	6,934,931
National Bank Holdings Corp. (Class A Stock)(a)	49,900	1,652,189
Natixis SA (France)	2,219,541	14,899,170
Nordea Bank AB (Sweden)	399,641	5,090,000
OFG Bancorp (Puerto Rico)(a)	99,700	997,000
OTP Bank PLC (Hungary)	3,247	108,675
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,223,100	9,580,966
PacWest Bancorp	329,700	15,396,990
PNC Financial Services Group, Inc. (The)	484,100	60,449,567
Popular, Inc. (Puerto Rico)	263,200	10,978,072
Preferred Bank	29,900	1,598,753
Public Bank Bhd (Malaysia)	25,100	118,801
QCR Holdings, Inc.	20,400	966,960
Republic Bancorp, Inc. (Class A Stock)	8,100	289,170
Resona Holdings, Inc. (Japan)	205,500	1,135,143
Sandy Spring Bancorp, Inc.	31,200	1,268,592
Sberbank of Russia PJSC (Russia), ADR	73,837	764,213
Shinhan Financial Group Co. Ltd. (South Korea)	26,347	1,136,746
Signature Bank*	136,000	19,520,080
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,085,364	13,140,110

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Spar Nord Bank A/S (Denmark)	69,078	$905,941
SpareBank 1 Nord Norge (Norway)	41,780	284,138
SpareBank 1 SMN (Norway)	87,658	753,869
St Galler Kantonalbank AG (Switzerland)	1,051	464,455
Standard Bank Group Ltd. (South Africa)	115,155	1,268,162
Stonegate Bank	2,500	115,450
SunTrust Banks, Inc.	72,400	4,106,528
Swedbank AB (Sweden) (Class A Stock)	765,618	18,685,563
Synovus Financial Corp.	491,700	21,752,808
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	212,000	112,537
TCF Financial Corp.	246,400	3,927,616
Texas Capital Bancshares, Inc.*	73,700	5,704,380
TriState Capital Holdings, Inc.*	45,100	1,136,520
Triumph Bancorp, Inc.*	26,400	648,120
Turkiye Garanti Bankasi A/S (Turkey)	391,751	1,090,383
Turkiye Is Bankasi (Turkey) (Class C Stock)	299,020	633,174
Umpqua Holdings Corp.	502,200	9,220,392
Union Bankshares Corp.	57,200	1,939,080
United Community Banks, Inc.	151,100	4,200,580
United Overseas Bank Ltd. (Singapore)	205,000	3,441,671
VTB Bank PJSC (Russia), GDR	15,618	32,845
Wells Fargo & Co.	721,100	39,956,151
Westpac Banking Corp. (Australia)	390,729	9,148,485
Wintrust Financial Corp.	283,300	21,655,452
Woori Bank (South Korea)	2,869	46,216

		952,938,514

Beverages — 0.8%
Arca Continental SAB de CV (Mexico)	23,000	173,025
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	50,400	6,660,360
Britvic PLC (United Kingdom)	1,033,936	9,319,120
Cia Cervecerias Unidas SA (Chile)	1,967	25,875
Coca-Cola Amatil Ltd. (Australia)	88,453	627,675
Coca-Cola Co. (The)	1,536,300	68,903,055
Coca-Cola European Partners PLC (United Kingdom)	34,195	1,385,488
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	36,200	306,973
Coca-Cola HBC AG (Switzerland)*	79,883	2,349,292
Diageo PLC (United Kingdom)	308,455	9,115,439
Heineken Holding NV (Netherlands)	10,774	987,548
PepsiCo, Inc.	458,718	52,977,342
Royal Unibrew A/S (Denmark)	6,676	320,195
Stock Spirits Group PLC (United Kingdom)	198,186	437,808
Treasury Wine Estates Ltd. (Australia)	115,182	1,164,711

		154,753,906

Biotechnology — 1.5%
AbbVie, Inc.	1,081,400	78,412,314
Acorda Therapeutics, Inc.*	23,100	455,070
Alexion Pharmaceuticals, Inc.*	36,900	4,489,623
AMAG Pharmaceuticals, Inc.*(a)	194,100	3,571,440
Amgen, Inc.	184,400	31,759,212
Axovant Sciences Ltd.*(a)	57,900	1,342,701
Biogen, Inc.*	97,300	26,403,328
BioSpecifics Technologies Corp.*	20,300	1,005,053
Bioverativ, Inc.*	278,100	16,733,277

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.*	54,800	$2,776,716
Celgene Corp.*	467,200	60,675,264
Concert Pharmaceuticals, Inc.*	62,200	867,690
CSL Ltd. (Australia)	43,123	4,576,623
CytomX Therapeutics, Inc.*	4,800	74,400
Exelixis, Inc.*	377,400	9,295,362
FibroGen, Inc.*	198,500	6,411,550
Genomic Health, Inc.*	61,206	1,992,255
Gilead Sciences, Inc.	145,700	10,312,646
Jounce Therapeutics, Inc.*(a)	36,000	505,080
PDL BioPharma, Inc.*	90,200	222,794
Repligen Corp.*	26,700	1,106,448
Retrophin, Inc.*	34,500	668,955
Sirtex Medical Ltd. (Australia)	30,729	383,821
United Therapeutics Corp.*(a)	252,100	32,704,933
Vanda Pharmaceuticals, Inc.*	234,000	3,814,200
Versartis, Inc.*	8,300	144,835

		300,705,590

Building Products — 0.2%
A.O. Smith Corp.	37,400	2,106,742
American Woodmark Corp.*	54,500	5,207,475
Apogee Enterprises, Inc.	10,900	619,556
Armstrong World Industries, Inc.*	92,300	4,245,800
Asahi Glass Co. Ltd. (Japan)	31,400	1,326,111
Cie de Saint-Gobain (France)	7,538	402,568
Continental Building Products, Inc.*	459,400	10,704,020
Fortune Brands Home & Security, Inc.(a)	36,200	2,361,688
Gibraltar Industries, Inc.*	23,500	837,775
Kingspan Group PLC (Ireland)	23,130	794,306
NCI Building Systems, Inc.*	119,800	2,000,660
Nichias Corp. (Japan)	321,000	3,713,249
Patrick Industries, Inc.*	47,600	3,467,660
PGT, Innovations Inc.*	25,400	325,120
Polypipe Group PLC (United Kingdom)	47,256	235,539
Reliance Worldwide Corp. Ltd. (Australia)	383,240	984,207
Rockwool International A/S (Denmark) (Class B Stock)	1,326	291,755
Tarkett SA (France)	5,199	241,639
Universal Forest Products, Inc.	77,800	6,792,718

		46,658,588

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	563,275	6,622,766
Ameriprise Financial, Inc.	22,900	2,914,941
Ashmore Group PLC (United Kingdom)	60,570	278,791
Azimut Holding SpA (Italy)	227,826	4,583,380
BGC Partners, Inc. (Class A Stock)	793,600	10,031,104
BT Investment Management Ltd. (Australia)	456,345	3,993,733
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	75,284
China Everbright Ltd. (China)	8,000	17,399
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	2,398,000	930,021
Close Brothers Group PLC (United Kingdom)	258,741	5,089,378
Donnelley Financial Solutions, Inc.*	70,500	1,618,680
Evercore Partners, Inc. (Class A Stock)	119,800	8,445,900
GAIN Capital Holdings, Inc.(a)	46,500	289,695

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
GAM Holding AG (Switzerland)*	24,040	$323,214
Goldman Sachs Group, Inc. (The)	103,000	22,855,700
Hargreaves Lansdown PLC (United Kingdom)	40,942	694,271
Houlihan Lokey, Inc.	98,700	3,444,630
INTL. FCStone, Inc.*	32,900	1,242,304
Julius Baer Group Ltd. (Switzerland)*	34,012	1,797,066
Jupiter Fund Management PLC (United Kingdom)	422,205	2,776,929
LPL Financial Holdings, Inc.	178,300	7,570,618
Macquarie Group Ltd. (Australia)	279,284	18,992,345
MarketAxess Holdings, Inc.	65,900	13,252,490
Morgan Stanley	359,800	16,032,688
MSCI, Inc.	254,600	26,221,254
Nomura Holdings, Inc. (Japan)	559,300	3,372,827
OM Asset Management PLC	72,400	1,075,864
Partners Group Holding AG (Switzerland)	27,468	17,055,172
Perpetual Ltd. (Australia)	6,147	263,852
Raymond James Financial, Inc.	411,400	33,002,508
S&P Global, Inc.	345,600	50,454,144
Schroders PLC (United Kingdom)	19,186	775,808
SEI Investments Co.	133,000	7,152,740
State Street Corp.	98,800	8,865,324
UBS Group AG (Switzerland)*	133,842	2,276,102
Yuanta Financial Holding Co. Ltd. (Taiwan)	1,075,000	473,629

		284,862,551

Chemicals — 1.8%
A Schulman, Inc.	127,200	4,070,400
AdvanSix, Inc.*	51,012	1,593,615
Arkema SA (France)	6,289	671,615
Asahi Kasei Corp. (Japan)	201,000	2,168,451
BASF SE (Germany)	235,982	21,901,320
Cabot Corp.	235,200	12,566,736
Chemours Co. (The)	1,578,000	59,837,760
China Lumena New Materials Corp. (China)*^	3,944,000	5,052
Covestro AG (Germany), 144A	200,876	14,562,344
Daicel Corp. (Japan)	473,000	5,911,919
Denka Co. Ltd. (Japan)	47,000	243,216
DIC Corp. (Japan)	164,300	5,936,404
EMS-Chemie Holding AG (Switzerland)	1,266	934,827
Formosa Chemicals & Fibre Corp. (Taiwan) .	51,000	159,997
Formosa Plastics Corp. (Taiwan)	160,000	487,451
Hanwha Chemical Corp. (South Korea)	2,938	77,530
Huntsman Corp.	154,900	4,002,616
Indorama Ventures PCL (Thailand)	39,400	44,074
Innophos Holdings, Inc.	30,300	1,328,352
JSR Corp. (Japan)	17,700	306,409
KMG Chemicals, Inc.	18,400	895,528
Koppers Holdings, Inc.*	55,600	2,009,940
Kuraray Co. Ltd. (Japan)	31,900	580,869
Lenzing AG (Austria)	1,441	258,077
LG Chem Ltd. (South Korea)	2,309	587,579
Lotte Chemical Corp. (South Korea)	3,318	998,640
LyondellBasell Industries NV (Class A Stock)	584,100	49,292,199
Minerals Technologies, Inc.	24,200	1,771,440
Mitsubishi Chemical Holdings Corp. (Japan) .	2,189,000	18,238,210

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Mitsui Chemicals, Inc. (Japan)	1,100,000	$5,857,911
Olin Corp.	802,600	24,302,728
Petronas Chemicals Group Bhd (Malaysia)	50,700	83,849
PhosAgro PJSC (Russia), GDR	3,328	44,096
PolyOne Corp.	274,900	10,649,626
PTT Global Chemical PCL (Thailand)	494,600	998,523
RPM International, Inc.	193,600	10,560,880
Sanyo Chemical Industries Ltd. (Japan)	19,000	894,626
Sherwin-Williams Co. (The)	118,500	41,588,760
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	522,000	279,340
Stepan Co.	26,900	2,344,066
Sumitomo Chemical Co. Ltd. (Japan)	247,000	1,427,610
Synthomer PLC (United Kingdom)	37,931	240,949
Teijin Ltd. (Japan)	672,000	12,967,643
Tosoh Corp. (Japan)	1,637,000	16,871,276
Tredegar Corp.	16,100	245,525
Trinseo SA(a)	263,000	18,068,100
Zeon Corp. (Japan)	294,000	3,146,864

		362,014,942

Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	182,800	12,247,600
China Everbright International Ltd. (China)	45,000	56,124
Deluxe Corp.	89,800	6,215,956
Ennis, Inc.	75,500	1,442,050
Essendant, Inc.	28,500	422,655
Herman Miller, Inc.	415,200	12,622,080
HNI Corp.	58,300	2,324,421
ISS A/S (Denmark)	296,126	11,632,171
IWG PLC (Switzerland)	100,319	422,935
Kimball International, Inc. (Class B Stock)	20,500	342,145
Loomis AB (Sweden) (Class B Stock)	6,665	238,897
MSA Safety, Inc.	24,900	2,021,133
Pitney Bowes, Inc.	821,600	12,406,160
Quad/Graphics, Inc.	62,700	1,437,084
RR Donnelley & Sons Co.(a)	119,700	1,501,038
SP Plus Corp.*	53,700	1,640,535
Steelcase, Inc. (Class A Stock)	288,100	4,033,400
Waste Management, Inc.	219,300	16,085,655

		87,092,039

Communications Equipment — 0.4%
ADTRAN, Inc.	92,200	1,903,930
ARRIS International PLC*	698,700	19,577,573
Cisco Systems, Inc.	743,000	23,255,900
Comtech Telecommunications Corp.	19,800	375,606
EchoStar Corp. (Class A Stock)*	17,100	1,037,970
Extreme Networks, Inc.*	128,900	1,188,458
F5 Networks, Inc.*(a)	36,700	4,663,102
Juniper Networks, Inc.	343,100	9,565,628
Plantronics, Inc.	175,100	9,159,481
Viavi Solutions, Inc.*	220,000	2,316,600

		73,044,248

Construction & Engineering — 0.7%
AECOM*	272,200	8,800,226
Argan, Inc.	154,700	9,282,000

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
China Communications Construction Co. Ltd. (China) (Class H Stock)	121,000	$155,856
China Railway Construction Corp. Ltd. (China) (Class H Stock)	18,500	24,117
China Railway Group Ltd. (China) (Class H Stock)	37,000	29,141
China State Construction International Holdings Ltd. (China)	12,000	20,533
CIMIC Group Ltd. (Australia)	14,808	441,838
Costain Group PLC (United Kingdom)	150,318	902,926
EMCOR Group, Inc.	342,700	22,405,726
HOCHTIEF AG (Germany)	20,710	3,801,927
Hyundai Development Co-Engineering & Construction (South Korea)	844	34,665
Kajima Corp. (Japan)	1,012,000	8,553,039
KBR, Inc.(a)	468,600	7,132,092
Larsen & Toubro Ltd. (India)	41,826	1,091,318
MasTec, Inc.*	551,400	24,895,710
Obayashi Corp. (Japan)	1,602,500	18,880,864
Peab AB (Sweden)	150,028	1,820,247
Taisei Corp. (Japan)	1,808,000	16,536,956
Valmont Industries, Inc.	78,400	11,728,640
Vinci SA (France)	78,443	6,691,319

		143,229,140

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	18,000	62,556
CSR Ltd. (Australia)	2,022,408	6,572,817
Eagle Materials, Inc.	241,100	22,282,462
Grasim Industries Ltd. (India)	28,184	541,137
Ibstock PLC (United Kingdom), 144A	978,095	3,131,389
Imerys SA (France)	5,680	494,412
Siam Cement PCL (The) (Thailand)	16,300	240,768
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,061,000	5,045,871
United States Lime & Minerals, Inc.	5,900	462,973

		38,834,385

Consumer Finance — 0.3%
Capital One Financial Corp.	329,800	27,248,076
Cembra Money Bank AG (Switzerland)*	4,640	439,746
Enova International, Inc.*	28,800	427,680
Navient Corp.	1,960,100	32,635,665
Nelnet, Inc. (Class A Stock)	37,427	1,759,443
SLM Corp.*	488,900	5,622,350

		68,132,960

Containers & Packaging — 0.5%
AptarGroup, Inc.	18,000	1,563,480
Greif, Inc. (Class A Stock)	159,900	8,919,222
Klabin SA (Brazil), UTS	15,900	77,943
Owens-Illinois, Inc.*	1,090,400	26,082,368
Packaging Corp. of America	160,442	17,871,634
Silgan Holdings, Inc.	30,800	978,824
Sonoco Products Co.	134,400	6,910,848
WestRock Co.	457,000	25,893,620

		88,297,939

Distributors — 0.2%
Canon Marketing Japan, Inc. (Japan)	119,100	2,715,034

COMMON STOCKS (continued)	Shares	Value
Distributors (continued)
Genuine Parts Co.	114,600	$10,630,296
Inchcape PLC (United Kingdom)	771,654	7,585,286
Pool Corp.	138,600	16,295,202

		37,225,818

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	17,000	402,050
Capella Education Co.	18,700	1,600,720
Graham Holdings Co. (Class B Stock)	3,800	2,278,670
Grand Canyon Education, Inc.*	87,800	6,884,398
Kroton Educacional SA (Brazil)	6,000	26,877
New Oriental Education & Technology Group, Inc. (China), ADR*	4,900	345,401
Service Corp. International(a)	337,300	11,282,685
Sotheby’s*(a)	194,100	10,417,347

		33,238,148

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	40,472	336,107
Berkshire Hathaway, Inc. (Class B Stock)*	225,386	38,173,627
Chailease Holding Co. Ltd. (Taiwan)	367,000	1,022,303
FirstRand Ltd. (South Africa)	91,822	331,140
Investor AB (Sweden) (Class B Stock)	254,142	12,261,470
Leucadia National Corp.	357,900	9,362,664
ORIX Corp. (Japan)	653,300	10,165,257
Plus500 Ltd. (Israel)	39,580	280,625
Power Finance Corp. Ltd. (India)	186,089	352,836
RMB Holdings Ltd. (South Africa)	19,326	86,823
Rural Electrification Corp. Ltd. (India)	102,625	272,659

		72,645,511

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,558,608	58,806,280
Bharti Infratel Ltd. (India)	33,705	195,245
China Telecom Corp. Ltd. (China) (Class H Stock)	606,000	287,767
Deutsche Telekom AG (Germany)	304,230	5,483,749
Hellenic Telecommunications Organization SA (Greece)	8,971	107,981
IDT Corp. (Class B Stock)	30,600	439,722
KT Corp. (South Korea)	8,039	229,213
LG Uplus Corp. (South Korea)	66,007	900,186
Nippon Telegraph & Telephone Corp. (Japan)	446,900	21,095,514
Ooredoo QSC (Qatar)	37,665	944,540
Orange SA (France)	582,390	9,268,706
Rostelecom PJSC (Russia), ADR	7,087	51,522
Telecom Italia SpA (Italy)*	17,972,177	16,627,394
Telecom Italia SpA (Italy), RSP	930,071	688,276
Telefonica SA (Spain)	108,700	1,125,223
Telekom Austria AG (Austria)	116,588	918,071
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,712,600	581,584
Telkom SA SOC Ltd. (South Africa)	3,881	18,256
Verizon Communications, Inc.	1,086,100	48,505,226
Vonage Holdings Corp.*	140,600	919,524

		167,193,979

Electric Utilities — 0.9%
American Electric Power Co., Inc.	36,700	2,549,549

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Chubu Electric Power Co., Inc. (Japan)	99,500	$1,323,217
CLP Holdings Ltd. (Hong Kong)	152,000	1,607,301
EDP – Energias de Portugal SA (Portugal)	1,087,569	3,557,686
EDP – Energias do Brasil SA (Brazil)	29,200	124,454
El Paso Electric Co.	13,200	682,440
Electricite de France SA (France)	912,486	9,886,770
Endesa SA (Spain)(a)	664,322	15,325,004
Enel SpA (Italy)	2,598,765	13,938,497
Exelon Corp.	761,000	27,449,270
FirstEnergy Corp.	704,600	20,546,136
Great Plains Energy, Inc.	101,500	2,971,920
Hawaiian Electric Industries, Inc.	250,900	8,124,142
Iberdrola SA (Spain)	583,367	4,622,856
IDACORP, Inc.	31,600	2,697,060
Kansai Electric Power Co., Inc. (The) (Japan)	685,200	9,448,519
Kyushu Electric Power Co., Inc. (Japan)	65,600	797,285
MGE Energy, Inc.	33,600	2,162,160
OGE Energy Corp.	554,000	19,273,660
Otter Tail Corp.	9,500	376,200
PPL Corp.	803,100	31,047,846
Red Electrica Corp. SA (Spain)	40,794	853,429
RusHydro PJSC (Russia), ADR	120,099	153,727
SSE PLC (United Kingdom)	95,511	1,807,200
Tenaga Nasional Bhd (Malaysia)	49,800	164,069
Tohoku Electric Power Co., Inc. (Japan)	71,400	989,540
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	102,900	690,473

		183,170,410

Electrical Equipment — 0.7%
Atkore International Group, Inc.*	106,100	2,392,555
Emerson Electric Co.	861,500	51,362,630
EnerSys	241,100	17,467,695
Furukawa Electric Co. Ltd. (Japan)	300,600	13,402,361
Gamesa Corp. Technologica SA (Spain)	343,370	7,346,607
General Cable Corp.	54,800	895,980
Havells India Ltd. (India)	36,111	256,917
Nidec Corp. (Japan)	22,100	2,270,554
Philips Lighting NV (Netherlands), 144A	327,227	12,086,925
Regal Beloit Corp.	160,700	13,105,085
Vestas Wind Systems A/S (Denmark)	208,223	19,233,005

		139,820,314

Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings, Inc. (China)	1,500	18,737
Anixter International, Inc.*	96,900	7,577,580
Arrow Electronics, Inc.*	137,500	10,782,750
AU Optronics Corp. (Taiwan)	2,469,000	1,126,950
Avnet, Inc.	566,489	22,025,092
Azbil Corp. (Japan)	25,600	974,584
Cognex Corp.	213,400	18,117,660
Electrocomponents PLC (United Kingdom)	68,584	515,881
ePlus, Inc.*	12,400	918,840
Hirose Electric Co. Ltd. (Japan)	15,900	2,275,361
Hitachi High-Technologies Corp. (Japan)	91,300	3,555,490
Hitachi Ltd. (Japan)	3,396,000	20,938,690
Hon Hai Precision Industry Co. Ltd. (Taiwan)	575,916	2,213,816

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Innolux Corp. (Taiwan)	2,214,000	$1,155,965
Insight Enterprises, Inc.*	82,000	3,279,180
IPG Photonics Corp.*	165,900	24,072,090
Itron, Inc.*	80,900	5,480,975
Jabil, Inc.	781,300	22,806,147
Jenoptik AG (Germany)	70,083	1,842,390
Keyence Corp. (Japan)	3,400	1,496,775
Keysight Technologies, Inc.*	139,100	5,415,163
Kyocera Corp. (Japan)	307,800	17,889,561
LG Display Co. Ltd. (South Korea)	20,486	662,559
Methode Electronics, Inc.	26,500	1,091,800
PC Connection, Inc.(a)	27,300	738,738
Rogers Corp.*	1,200	130,344
Sanmina Corp.*	104,700	3,989,070
ScanSource, Inc.*	56,500	2,276,950
SYNNEX Corp.	160,800	19,289,568
TDK Corp. (Japan)	11,100	733,731
Tech Data Corp.*	170,500	17,220,500
Trimble, Inc.*	128,900	4,597,863
TTM Technologies, Inc.*(a)	71,300	1,237,768
Venture Corp. Ltd. (Singapore)	732,000	6,407,347
Vishay Intertechnology, Inc.(a)	622,600	10,335,160
WPG Holdings Ltd. (Taiwan)	43,000	57,363
Zebra Technologies Corp. (Class A Stock)*	110,600	11,117,512

		254,365,950

Energy Equipment & Services — 0.3%
Archrock, Inc.	70,100	799,140
Ensco PLC (Class A Stock)(a)	1,707,000	8,808,120
Matrix Service Co.*	16,300	152,405
McDermott International, Inc.*	1,866,400	13,382,088
Nabors Industries Ltd.(a)	565,400	4,602,356
Oil States International, Inc.*	82,500	2,239,875
Smart Sand, Inc.*(a)	223,100	1,987,821
Subsea 7 SA (United Kingdom)	888,955	11,986,172
Unit Corp.*	463,200	8,675,736

		52,633,713

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Assets Trust, Inc.	42,733	1,683,253
American Campus Communities, Inc.	241,800	11,437,140
American Tower Corp.	456,300	60,377,616
Armada Hoffler Properties, Inc.	107,600	1,393,420
Ashford Hospitality Prime, Inc.	94,200	969,318
Ashford Hospitality Trust, Inc.	226,600	1,377,728
Brixmor Property Group, Inc.	11,200	200,256
Camden Property Trust	114,300	9,773,793
Care Capital Properties, Inc.(a)	66,400	1,772,880
Champion REIT (Hong Kong)	373,000	237,426
Charter Hall Group (Australia)	1,980,952	8,368,848
Chatham Lodging Trust	73,100	1,468,579
Chesapeake Lodging Trust	299,500	7,328,765
Cofinimmo SA (Belgium)	24,730	3,040,693
CoreCivic, Inc.	868,000	23,939,440
DCT Industrial Trust, Inc.	107,600	5,750,144
DiamondRock Hospitality Co.	520,000	5,694,000
Douglas Emmett, Inc.	25,600	978,176
EPR Properties	53,200	3,823,484
FelCor Lodging Trust, Inc.	72,100	519,841

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	216,200	$6,187,644
Fonciere des Regions (France)	5,197	482,068
Fortress Income Fund Ltd. (South Africa) (Class A Stock)	28,807	37,786
Franklin Street Properties Corp.	524,654	5,813,166
GEO Group, Inc. (The)	1,242,745	36,747,970
Goodman Group (Australia)	280,049	1,692,553
GPT Group (The) (Australia)	208,699	767,599
Gramercy Property Trust	46,900	1,393,399
Great Portland Estates PLC (United Kingdom)	52,507	408,753
Growthpoint Properties Australia Ltd. (Australia)	98,302	237,313
Growthpoint Properties Ltd. (South Africa)	243,077	454,727
Hammerson PLC (United Kingdom)	1,325,376	9,916,380
Highwoods Properties, Inc.	77,500	3,930,025
Hospitality Properties Trust	529,446	15,433,351
Hyprop Investments Ltd. (South Africa)	16,248	144,979
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	1,378,639	1,215,887
InfraREIT, Inc.	70,100	1,342,415
Investa Office Fund (Australia)	71,636	241,540
Kite Realty Group Trust	38,500	728,805
Lamar Advertising Co. (Class A Stock)(a)	24,800	1,824,536
Land Securities Group PLC (United Kingdom)	712,351	9,404,974
Lexington Realty Trust	442,500	4,385,175
Liberty Property Trust	293,001	11,928,071
Mack-Cali Realty Corp.	263,000	7,137,820
Mapletree Greater China Commercial Trust (Singapore)	5,496,000	4,310,177
Mirvac Group (Australia)	575,514	941,103
NexPoint Residential Trust, Inc.	27,100	674,519
Nippon Building Fund, Inc. (Japan)(a)	224	1,142,931
NorthStar Realty Europe Corp.	137,800	1,747,304
Outfront Media, Inc.	186,000	4,300,320
Park Hotels & Resorts, Inc.	715,400	19,287,184
Potlatch Corp.	111,300	5,086,410
Prologis, Inc.	252,500	14,806,600
Quality Care Properties, Inc.*	75,600	1,384,236
Ramco-Gershenson Properties Trust	702,100	9,057,090
Rayonier, Inc.	264,800	7,618,296
Resilient REIT Ltd. (South Africa)	4,343	40,444
RLJ Lodging Trust	43,500	864,345
Ryman Hospitality Properties, Inc.(a)	110,300	7,060,303
Safestore Holdings PLC (United Kingdom)	128,870	705,825
Select Income REIT	28,400	682,452
Senior Housing Properties Trust	924,500	18,896,780
Shopping Centres Australasia Property Group (Australia)	689,771	1,160,249
Spirit Realty Capital, Inc.(a)	2,238,300	16,585,803
Stockland (Australia)	1,667,466	5,607,516
Summit Hotel Properties, Inc.	159,300	2,970,945
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	361,247
Taubman Centers, Inc.(a)	164,900	9,819,795
Tier REIT, Inc.	84,800	1,567,104
Uniti Group, Inc.	185,000	4,650,900
Urban Edge Properties	143,100	3,395,763

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc. (Class A Stock)	27,500	$544,500
VEREIT, Inc.	3,609,200	29,378,888
Washington Prime Group, Inc.(a)	1,199,600	10,040,652
Weingarten Realty Investors	354,900	10,682,490
Weyerhaeuser Co.	174,000	5,829,000
Xenia Hotels & Resorts, Inc.	458,900	8,888,893

		482,081,800

Food & Staples Retailing — 0.9%
Bid Corp. Ltd. (South Africa)	16,099	367,755
Casino Guichard Perrachon SA (France)	234,767	13,903,932
Cencosud SA (Chile)	363,922	968,704
CVS Health Corp.	271,000	21,804,660
Distribuidora Internacional de Alimentacion SA (Spain)	58,170	363,004
ICA Gruppen AB (Sweden)(a)	240,916	8,974,581
Ingles Markets, Inc. (Class A Stock)	50,600	1,684,980
J Sainsbury PLC (United Kingdom)	4,368,367	14,328,600
Jeronimo Martins SGPS SA (Portugal)	38,864	758,774
Koninklijke Ahold Delhaize NV (Netherlands)	108,787	2,076,447
Kroger Co. (The)	544,060	12,687,479
Magnit PJSC (Russia), GDR	4,802	163,268
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	19,600	1,116,500
President Chain Store Corp. (Taiwan)	69,000	619,982
Rallye SA (France)(a)	69,906	1,440,112
Shoprite Holdings Ltd. (South Africa)	69,687	1,062,616
Shufersal Ltd. (Israel)	798,487	4,186,077
Sonae SGPS SA (Portugal)	3,045,144	3,383,597
SpartanNash Co.	71,300	1,850,948
Sun Art Retail Group Ltd. (Hong Kong)	34,500	27,462
SUPERVALU, Inc.*	169,900	558,971
Walgreens Boots Alliance, Inc.	289,700	22,686,407
Wal-Mart Stores, Inc.	706,900	53,498,192
WM Morrison Supermarkets PLC (United Kingdom)	338,398	1,062,860

		169,575,908

Food Products — 1.4%
Archer-Daniels-Midland Co.	475,300	19,667,914
Asian Citrus Holdings Ltd. (Hong Kong)*^	1,374,264	179
Associated British Foods PLC (United Kingdom)	55,723	2,132,377
Atria OYJ (Finland)	21,850	255,768
Austevoll Seafood ASA (Norway)	208,215	1,769,556
Charoen Pokphand Foods PCL (Thailand)	1,289,500	941,407
Chocoladefabriken Lindt & Spruengli AG-RS (Switzerland)	16	1,115,659
Conagra Brands, Inc.	943,300	33,732,408
Ebro Foods SA (Spain)	38,079	870,824
Flowers Foods, Inc.(a)	421,300	7,292,703
Fuji Oil Holdings, Inc. (Japan)	136,000	3,145,970
Golden Agri-Resources Ltd. (Singapore)	9,249,100	2,519,242
GrainCorp Ltd. (Australia) (Class A Stock)	433,394	3,154,945
Gruma SAB de CV (Mexico) (Class B Stock)	9,210	120,159
Indofood Sukses Makmur Tbk PT (Indonesia)	120,300	77,675
Ingredion, Inc.	223,000	26,583,830

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Kuala Lumpur Kepong Bhd (Malaysia)	48,000	$278,137
Lamb Weston Holdings, Inc.	586,200	25,816,248
Lancaster Colony Corp.	51,400	6,302,668
Leroy Seafood Group ASA (Norway)	235,520	1,279,043
M Dias Branco SA (Brazil)	15,600	233,324
Marine Harvest ASA (Norway)*	935,495	16,005,580
Mitsui Sugar Co. Ltd. (Japan)	15,900	460,641
Nestle SA (Switzerland)	261,618	22,817,714
NH Foods Ltd. (Japan)	27,000	821,343
Nichirei Corp. (Japan)	19,500	546,812
Nippon Flour Mills Co. Ltd. (Japan)	33,600	539,140
Nippon Suisan Kaisha Ltd. (Japan)	50,400	295,362
Omega Protein Corp.	69,300	1,240,470
Origin Enterprises PLC (Ireland)	189,903	1,384,105
Orior AG (Switzerland)	3,136	249,468
Orkla ASA (Norway)	155,806	1,583,614
Post Holdings, Inc.*	23,300	1,809,245
PPB Group Bhd (Malaysia)	52,800	210,991
Salmar ASA (Norway)	52,038	1,289,877
Sanderson Farms, Inc.(a)	115,200	13,322,880
Schouw & Co. AB (Denmark)	10,392	1,115,167
Suedzucker AG (Germany)	11,567	241,489
Tassal Group Ltd. (Australia)	72,748	213,017
Tate & Lyle PLC (United Kingdom)	838,817	7,229,276
Thai Union Group PCL (Thailand)	41,300	25,653
Tiger Brands Ltd. (South Africa)	15,473	435,031
TreeHouse Foods, Inc.*	59,200	4,836,048
Tyson Foods, Inc. (Class A Stock)	735,000	46,033,050
Uni-President Enterprises Corp. (Taiwan)	131,000	262,568
WH Group Ltd. (Hong Kong), 144A	17,962,500	18,138,024
Wilmar International Ltd. (Singapore)	1,269,000	3,086,651

		281,483,252

Gas Utilities — 0.5%
Atmos Energy Corp.	379,783	31,503,000
Chesapeake Utilities Corp.	3,400	254,830
Gas Natural SDG SA (Spain)	54,494	1,275,623
National Fuel Gas Co.(a)	161,200	9,001,408
ONE Gas, Inc.	33,000	2,303,730
Southwest Gas Holdings, Inc.	240,600	17,578,236
UGI Corp.	694,050	33,598,961

		95,515,788

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,411,500	68,613,015
ABIOMED, Inc.*	16,700	2,393,110
Analogic Corp.(a)	30,500	2,215,825
AngioDynamics, Inc.*	124,700	2,021,387
Ansell Ltd. (Australia)	22,880	417,243
Atrion Corp.	2,400	1,543,920
Baxter International, Inc.	898,300	54,383,082
Cantel Medical Corp.(a)	65,400	5,095,314
Cardiovascular Systems, Inc.*	71,900	2,317,337
Cochlear Ltd. (Australia)	32,783	3,915,504
CONMED Corp.	20,400	1,039,176
Danaher Corp.	371,700	31,367,763
Halyard Health, Inc.*	369,000	14,494,320
Hill-Rom Holdings, Inc.	289,700	23,063,017
Hologic, Inc.*	357,100	16,205,198

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Hoya Corp. (Japan)	59,900	$3,118,476
IDEXX Laboratories, Inc.*	40,800	6,585,936
Inogen, Inc.*	33,800	3,225,196
LeMaitre Vascular, Inc.	54,900	1,713,978
Masimo Corp.*	253,800	23,141,484
Medtronic PLC	320,500	28,444,375
Meridian Bioscience, Inc.	89,500	1,409,625
Natus Medical, Inc.*	107,800	4,020,940
OraSure Technologies, Inc.*	83,700	1,444,662
Paramount Bed Holdings Co. Ltd. (Japan)	21,600	944,764
Quidel Corp.*	48,000	1,302,720
ResMed, Inc.	40,900	3,184,883
Smith & Nephew PLC (United Kingdom)	136,565	2,358,285
STERIS PLC	109,900	8,956,850
Straumann Holding AG (Switzerland)	2,818	1,604,769
Teleflex, Inc.	151,500	31,475,640
West Pharmaceutical Services, Inc.	192,200	18,166,744

		370,184,538

Health Care Providers & Services — 1.4%
Aetna, Inc.	121,400	18,432,162
Alfresa Holdings Corp. (Japan)	381,900	7,383,318
Anthem, Inc.	64,000	12,040,320
Australian Pharmaceutical Industries Ltd. (Australia)	2,168,711	3,174,114
Centene Corp.*	185,900	14,849,692
Chemed Corp.	11,600	2,372,548
Express Scripts Holding Co.*	438,800	28,012,992
Fresenius Medical Care AG & Co. KGaA (Germany)	33,517	3,234,286
Fresenius SE & Co. KGaA (Germany)	64,326	5,522,588
HCA Healthcare, Inc.*(a)	275,200	23,997,440
HealthSouth Corp.	188,900	9,142,760
LHC Group, Inc.*	6,200	420,918
Life Healthcare Group Holdings Ltd. (South Africa)	35,687	69,908
LifePoint Health, Inc.*	183,600	12,328,740
Magellan Health, Inc.*	50,000	3,645,000
Medipal Holdings Corp. (Japan)	485,200	8,996,610
Metlifecare Ltd. (New Zealand)	601,336	2,366,623
Molina Healthcare, Inc.*(a)	120,900	8,363,862
National HealthCare Corp.	16,200	1,136,268
Providence Service Corp. (The)*	30,500	1,543,605
Qualicorp SA (Brazil)	105,400	917,864
Ryman Healthcare Ltd. (New Zealand)	35,693	216,853
Select Medical Holdings Corp.*	220,800	3,389,280
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	116,300	346,372
Sigma Healthcare Ltd. (Australia)	393,208	270,444
Sinopharm Group Co. Ltd. (China) (Class H Stock)	66,400	299,989
Sonic Healthcare Ltd. (Australia)	299,813	5,582,142
Summerset Group Holdings Ltd. (New Zealand)	236,191	822,020
Toho Holdings Co. Ltd. (Japan)	113,200	2,232,783
UDG Healthcare PLC (Ireland)	447,788	5,050,674
UnitedHealth Group, Inc.	270,900	50,230,278

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.*	201,800	$36,235,208

		272,627,661

Health Care Technology — 0.1%
Cerner Corp.*	235,200	15,633,744
Cotiviti Holdings, Inc.*	89,800	3,335,172
HMS Holdings Corp.*	140,200	2,593,700

		21,562,616

Hotels, Restaurants & Leisure — 1.5%
Arcland Service Holdings Co. Ltd. (Japan)	67,200	1,198,658
Aristocrat Leisure Ltd. (Australia)	1,080,563	18,733,623
Biglari Holdings, Inc.*	1,800	719,532
Bloomin’ Brands, Inc.	377,700	8,018,571
Bojangles’, Inc.*(a)	22,500	365,625
Carnival PLC	33,102	2,188,832
Cie des Alpes (France)	12,636	423,381
Corporate Travel Management Ltd. (Australia)	30,788	542,834
Del Frisco’s Restaurant Group, Inc.*	51,500	829,150
Domino’s Pizza, Inc.	123,600	26,145,108
Dunkin’ Brands Group, Inc.(a)	199,000	10,968,880
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,265,000	306,185
Evolution Gaming Group AB (Sweden), 144A	27,893	1,460,925
Extended Stay America, Inc., UTS	734,900	14,227,664
Fiesta Restaurant Group, Inc.*(a)	126,900	2,620,485
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	2,231,000	13,540,619
Genting Bhd (Malaysia)	631,700	1,384,739
Greggs PLC (United Kingdom)	17,533	246,413
Marcus Corp. (The)	9,600	289,920
McDonald’s Corp.	510,800	78,234,128
Papa John’s International, Inc.(a)	188,900	13,555,464
Potbelly Corp.*	20,700	238,050
Royal Caribbean Cruises Ltd.	162,700	17,771,721
Ruth’s Hospitality Group, Inc.	67,100	1,459,425
Scandic Hotels Group AB (Sweden), 144A	20,962	272,502
Sodexo SA (France)	14,322	1,851,013
SSP Group PLC (United Kingdom)	169,318	1,049,084
Texas Roadhouse, Inc.	551,500	28,098,925
TUI AG (Germany)	68,617	1,000,292
Wendy’s Co. (The)	560,000	8,685,600
Yum China Holdings, Inc.*	695,200	27,411,736
Yum! Brands, Inc.	149,200	11,004,992

		294,844,076

Household Durables — 1.0%
Arcelik A/S (Turkey)	34,733	257,195
Barratt Developments PLC (United Kingdom)	118,749	872,129
Bassett Furniture Industries, Inc.	11,800	447,810
Bellway PLC (United Kingdom)	169,687	6,584,741
CalAtlantic Group, Inc.	30,600	1,081,710
Cavco Industries, Inc.*	10,800	1,400,220
Century Communities, Inc.*	54,100	1,341,680
D.R. Horton, Inc.(a)	700,100	24,202,457
Electrolux AB (Sweden) (Class B Stock)	35,674	1,169,795

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Flexsteel Industries, Inc.	7,900	$427,469
Forbo Holding AG (Switzerland)	148	243,399
Haier Electronics Group Co. Ltd. (Hong Kong)*	239,000	621,377
Hanssem Co. Ltd. (South Korea)	101	16,243
Haseko Corp. (Japan)	44,500	541,894
JM AB (Sweden)	6,844	242,480
La-Z-Boy, Inc.	44,625	1,450,313
Lennar Corp. (Class A Stock)	37,500	1,999,500
LG Electronics, Inc. (South Korea)	12,603	884,169
Meritage Homes Corp.*	26,900	1,135,180
NVR, Inc.*	16,000	38,569,760
Panasonic Corp. (Japan)	351,200	4,785,191
Persimmon PLC (United Kingdom)	529,522	15,465,567
Redrow PLC (United Kingdom)	160,115	1,141,187
Sekisui House Ltd. (Japan)	29,500	521,371
Sharp Corp. (Japan)*(a)	260,000	963,746
Sony Corp. (Japan)	304,200	11,603,326
Starts Corp., Inc. (Japan)	11,000	262,083
Steinhoff International Holdings NV (South Africa)	80,190	410,888
Sumitomo Forestry Co. Ltd. (Japan)	125,300	1,973,777
Taylor Morrison Home Corp. (Class A Stock)*	553,500	13,289,535
Taylor Wimpey PLC (United Kingdom)	4,008,415	9,205,164
Tempur Sealy International, Inc.*(a)	348,100	18,585,059
Toll Brothers, Inc.	781,000	30,857,310
TopBuild Corp.*	41,800	2,218,326
Tupperware Brands Corp.	17,600	1,236,048

		196,008,099

Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	22,500	675,450
Energizer Holdings, Inc.	33,700	1,618,274
Hindustan Unilever Ltd. (India)	31,078	518,905
Kimberly-Clark Corp.	226,700	29,269,237
Procter & Gamble Co. (The)	547,000	47,671,050

		79,752,916

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	1,991,800	22,128,898
Atlantica Yield PLC (Spain)(a)	138,700	2,962,632
Enel Generacion Chile SA (Chile)	1,221,009	921,902
Engie Brasil Energia SA (Brazil)	2,400	24,812
NRG Energy, Inc.	453,600	7,810,992
NRG Yield, Inc. (Class A Stock)	39,400	672,164
NRG Yield, Inc. (Class C Stock)(a)	18,300	322,080
NTPC Ltd. (India)	179,912	442,158
Ormat Technologies, Inc.	10,200	598,536

		35,884,174

Industrial Conglomerates — 0.7%
3M Co.	99,500	20,714,905
Alfa SAB de CV (Mexico) (Class A Stock)	83,400	118,330
Carlisle Cos., Inc.	90,547	8,638,184
CITIC Ltd. (China)	159,000	239,031
CK Hutchison Holdings Ltd. (Hong Kong)	1,587,500	19,922,403
DMCI Holdings, Inc. (Philippines)	626,300	175,024
Fosun International Ltd. (China)	71,000	110,865

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
General Electric Co.	800,171	$21,612,619
Hanwha Corp. (South Korea)	1,213	50,268
HAP Seng Consolidated Bhd (Malaysia)	12,000	25,821
Honeywell International, Inc.	352,300	46,958,067
Industries Qatar QSC (Qatar)	2,236	58,189
Jardine Matheson Holdings Ltd. (Hong Kong)	23,000	1,476,600
JG Summit Holdings, Inc. (Philippines)	23,170	37,184
KOC Holding A/S (Turkey)	45,740	210,278
LG Corp. (South Korea)	2,543	171,927
Seibu Holdings, Inc. (Japan)	27,000	500,270
Shanghai Industrial Holdings Ltd. (China)	295,000	872,681
Siemens AG (Germany)	118,840	16,346,947
SK Holdings Co. Ltd. (South Korea)	862	209,526

		138,449,119

Insurance — 2.5%
Aflac, Inc.	203,100	15,776,808
Alleghany Corp.*	15,900	9,457,320
Allianz SE (Germany)	81,825	16,147,554
Allstate Corp. (The)	320,800	28,371,552
Alm Brand A/S (Denmark)	38,729	345,117
American Equity Investment Life Holding Co.	324,300	8,522,604
American Financial Group, Inc.	371,000	36,866,270
American International Group, Inc.	952,000	59,519,040
Argo Group International Holdings Ltd.	18,800	1,139,280
Aspen Insurance Holdings Ltd. (Bermuda)	65,400	3,260,189
ASR Nederland NV (Netherlands)	11,499	387,900
Assurant, Inc.	107,400	11,136,306
Aviva PLC (United Kingdom)	632,109	4,335,892
AXA SA (France)	171,943	4,708,385
Baloise Holding AG (Switzerland)	7,815	1,210,542
Brown & Brown, Inc.	172,000	7,408,040
Cathay Financial Holding Co. Ltd. (Taiwan)	227,550	374,553
CNO Financial Group, Inc.	604,700	12,626,136
EMC Insurance Group, Inc.	10,550	293,079
Employers Holdings, Inc.	30,800	1,302,840
esure Group PLC (United Kingdom)	388,652	1,523,585
Euler Hermes Group (France)	2,383	283,232
Everest Re Group Ltd.	57,500	14,638,925
FBL Financial Group, Inc. (Class A Stock)	5,300	325,950
Federated National Holding Co.	17,100	273,600
First American Financial Corp.	104,600	4,674,574
Genworth Financial, Inc. (Class A Stock)*	2,854,500	10,761,465
Gjensidige Forsikring ASA (Norway)	115,783	1,976,404
Hannover Rueck SE (Germany)	93,392	11,217,667
Hanover Insurance Group, Inc. (The)	138,200	12,248,666
Hiscox Ltd. (United Kingdom)	44,228	730,276
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,203	178,957
Kinsale Capital Group, Inc.	15,400	574,574
Legal & General Group PLC (United Kingdom)	5,472,830	18,416,175
Lincoln National Corp.	232,800	15,732,624
Mapfre SA (Spain)	99,806	349,343
MetLife, Inc.	451,900	24,827,386
MS&AD Insurance Group Holdings, Inc. (Japan)	491,300	16,570,910

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	24,964	$5,051,548
National General Holdings Corp.	106,200	2,240,820
National Western Life Group, Inc. (Class A Stock)	500	159,810
Old Republic International Corp.	1,002,700	19,582,731
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	2,321,000	974,878
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	126,000	210,434
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	148,000	974,935
Powszechny Zaklad Ubezpieczen SA (Poland)	90,550	1,089,466
Prudential PLC (United Kingdom)	403,994	9,273,235
Reinsurance Group of America, Inc.	41,900	5,379,541
Safety Insurance Group, Inc.	4,300	293,690
Sampo Oyj (Finland) (Class A Stock)	288,995	14,827,098
Sanlam Ltd. (South Africa)	20,043	99,270
SCOR SE (France)	264,187	10,495,589
Selective Insurance Group, Inc.	7,600	380,380
Storebrand ASA (Norway)	41,152	283,966
Swiss Life Holding AG (Switzerland)*	49,596	16,776,941
Swiss Re AG (Switzerland)	29,849	2,735,445
Unipol Gruppo Finanziario SpA (Italy)	818,361	3,590,645
Unum Group	711,700	33,186,571

		486,100,713

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc. (Class A Stock)*	64,300	626,925
Amazon.com, Inc.*	95,000	91,960,000
boohoo.com PLC (United Kingdom)*	105,623	318,861
FTD Cos., Inc.*	62,600	1,252,000
JD.com, Inc. (China), ADR*	32,700	1,282,494
Liberty Interactive Corp. QVC Group (Class A Stock)*	545,300	13,381,662
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	7,100	82,360
Nutrisystem, Inc.(a)	318,200	16,562,310
PetMed Express, Inc.	14,900	604,940

		126,071,552

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	36,482	5,140,314
Alphabet, Inc. (Class A Stock)*	81,700	75,954,856
Alphabet, Inc. (Class C Stock)*	126,693	115,129,730
Autohome, Inc. (China), ADR*(a)	14,300	648,648
Baidu, Inc. (China), ADR*	3,400	608,124
Bankrate, Inc.*(a)	278,600	3,580,010
Blucora, Inc.*	189,200	4,011,040
Brightcove, Inc.*	52,300	324,260
Care.com, Inc.*	17,700	267,270
CoStar Group, Inc.*	11,000	2,899,600
Endurance International Group Holdings, Inc.*(a)	247,800	2,069,130
Envestnet, Inc.*	37,700	1,492,920
Facebook, Inc. (Class A Stock)*	754,500	113,914,410
GrubHub, Inc.*(a)	72,600	3,165,360

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
LivePerson, Inc.*	73,400	$807,400
Mixi, Inc. (Japan)	4,100	228,162
Momo, Inc. (China), ADR*	17,600	650,496
Moneysupermarket.com Group PLC (United Kingdom)	84,396	388,726
NetEase, Inc. (China), ADR	1,200	360,756
NIC, Inc.	111,500	2,112,925
Rightmove PLC (United Kingdom)	4,451	246,290
Tencent Holdings Ltd. (China)	134,000	4,807,245
Weibo Corp. (China), ADR*(a)	5,800	385,526
YY, Inc. (China), ADR*(a)	16,200	940,086

		340,133,284

IT Services — 1.6%
Accenture PLC (Class A Stock)	286,800	35,471,424
Alten SA (France)	4,443	366,446
Amadeus IT Group SA (Spain)	67,833	4,054,776
Atos SE (France)	124,049	17,405,427
Booz Allen Hamilton Holding Corp.	125,900	4,096,786
CACI International, Inc. (Class A Stock)*	112,400	14,055,620
Cielo SA (Brazil)	33,700	251,257
Cognizant Technology Solutions Corp. (Class A Stock)	879,400	58,392,160
Computershare Ltd. (Australia)	211,947	2,303,377
CoreLogic, Inc.*	94,900	4,116,762
CSRA, Inc.(a)	286,100	9,083,675
DST Systems, Inc.	441,800	27,259,060
DTS Corp. (Japan)	43,900	1,348,698
Fidelity National Information Services, Inc.	45,300	3,868,620
First Data Corp. (Class A Stock)*	471,500	8,581,300
Fiserv, Inc.*	94,400	11,548,896
Fujitsu Ltd. (Japan)	607,000	4,489,534
Hackett Group, Inc. (The)	59,500	922,250
HCL Technologies Ltd. (India)	25,437	334,825
Itochu Techno-Solutions Corp. (Japan)	8,300	291,059
Leidos Holdings, Inc.	692,800	35,810,832
ManTech International Corp. (Class A Stock).	42,000	1,737,960
MAXIMUS, Inc.	282,300	17,680,449
Obic Co. Ltd. (Japan)	10,000	615,759
Otsuka Corp. (Japan)	8,400	522,514
Science Applications International Corp.	274,600	19,062,732
Sopra Steria Group (France)	2,221	354,438
Sykes Enterprises, Inc.*	13,100	439,243
Syntel, Inc.(a)	58,100	985,376
Tata Consultancy Services Ltd. (India)	7,073	258,348
TIS, Inc. (Japan)	25,300	704,490
Total System Services, Inc.	330,200	19,234,150
Travelport Worldwide Ltd.	708,400	9,747,584
Worldpay Group PLC (United Kingdom), 144A	1,452,904	5,957,535

		321,353,362

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	18,300	625,262
Brunswick Corp.	166,600	10,450,818
Malibu Boats, Inc. (Class A Stock)*	47,400	1,226,238

		12,302,318

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	23,700	$5,363,547
Charles River Laboratories International, Inc.*	238,900	24,164,735
Enzo Biochem, Inc.*	51,200	565,248
INC Research Holdings, Inc. (Class A Stock)*	41,600	2,433,600
Lonza Group AG (Switzerland)*	9,166	1,985,504
Medpace Holdings, Inc.*(a)	58,000	1,682,000
PRA Health Sciences, Inc.*	66,700	5,003,167
QIAGEN NV*	34,218	1,138,563
Thermo Fisher Scientific, Inc.	159,100	27,758,177

		70,094,541

Machinery — 1.9%
Aalberts Industries NV (Netherlands)	13,147	523,150
AGCO Corp.	154,900	10,438,711
Alamo Group, Inc.	15,100	1,371,231
Amada Holdings Co. Ltd. (Japan)	53,300	618,262
Astec Industries, Inc.	51,500	2,858,765
Atlas Copco AB (Sweden) (Class A Stock)	336,951	12,956,367
Atlas Copco AB (Sweden) (Class B Stock)	60,154	2,079,208
Concentric AB (United Kingdom)	17,133	280,002
Crane Co.	250,600	19,892,628
Cummins, Inc.	146,500	23,765,230
Deere & Co.	117,700	14,546,543
Donaldson Co., Inc.	305,500	13,912,470
Fortive Corp.	258,400	16,369,640
Fukushima Industries Corp. (Japan)	6,800	261,819
Georg Fischer AG (Switzerland)	2,018	1,957,418
Global Brass & Copper Holdings, Inc.	137,800	4,209,790
Graco, Inc.	169,800	18,555,744
Haitian International Holdings Ltd. (China)	168,000	470,843
Harsco Corp.*	172,000	2,769,200
Hillenbrand, Inc.	108,600	3,920,460
IDEX Corp.	196,400	22,195,164
Illinois Tool Works, Inc.	215,500	30,870,375
IMI PLC (United Kingdom)	41,723	649,847
Industria Macchine Automatiche SpA (Italy)	2,799	257,514
Ingersoll-Rand PLC	273,000	24,949,470
ITT, Inc.	74,100	2,977,338
JTEKT Corp. (Japan)	32,800	482,663
Kadant, Inc.	10,300	774,560
Lincoln Electric Holdings, Inc.(a)	53,300	4,908,397
Lydall, Inc.*	38,200	1,974,940
Manitou BF SA (France)	7,784	242,401
Metso OYJ (Finland)	17,655	612,592
Milacron Holdings Corp.*	49,000	861,910
Mueller Industries, Inc.	46,200	1,406,790
NN, Inc.	17,600	483,120
Nordson Corp.	78,700	9,547,884
Oshkosh Corp.	351,700	24,225,096
Proto Labs, Inc.*	15,800	1,062,550
Sandvik AB (Sweden)	406,084	6,393,483
Schindler Holding AG (Switzerland)	3,108	646,027
Spirax-Sarco Engineering PLC (United Kingdom)	11,438	797,722
SPX Corp.*	82,500	2,075,700
SPX FLOW, Inc.*	35,800	1,320,304
Supreme Industries, Inc. (Class A Stock)	43,600	717,220

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Terex Corp.	178,100	$6,678,750
Timken Co. (The)	405,900	18,772,875
Toro Co. (The)	313,800	21,743,202
TriMas Corp.*	39,800	829,830
Tsubaki Nakashima Co. Ltd. (Japan)(a)	13,800	267,685
Valmet OYJ (Finland)	18,685	363,074
VAT Group AG (Switzerland), 144A*	26,777	3,331,029
Vesuvius PLC (United Kingdom)	35,132	242,781
Volvo AB (Sweden) (Class B Stock)	1,117,773	19,062,106
Wabash National Corp.(a)	193,100	4,244,338
Wartsila OYJ Abp (Finland)	23,333	1,379,857
Weichai Power Co. Ltd. (China) (Class H Stock)	344,000	300,619
Yangzijiang Shipbuilding Holdings Ltd. (China)	300,400	259,584

		369,666,278

Marine — 0.0%
AP Moller – Maersk A/S (Denmark) (Class A Stock)	583	1,112,420
Dfds A/S (Denmark)	18,016	960,450
Matson, Inc.	66,000	1,982,640
MISC Bhd (Malaysia)	135,800	236,196

		4,291,706

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	115,800	6,184,878
Borussia Dortmund GmbH & Co. KGaA (Germany)	46,559	324,394
Cable One, Inc.	6,200	4,407,580
Cheil Worldwide, Inc. (South Korea)	17,286	278,029
Cinemark Holdings, Inc.(a)	218,300	8,480,955
Comcast Corp. (Class A Stock)	2,382,600	92,730,792
Daiichikosho Co. Ltd. (Japan)	19,900	934,730
Discovery Communications, Inc. (Class C Stock)*	132,200	3,332,762
Eutelsat Communications SA (France)	149,470	3,813,721
Gray Television, Inc.*	78,900	1,080,930
Kadokawa Dwango Corp. (Japan)	205,600	2,659,412
Meredith Corp.(a)	40,200	2,389,890
MSG Networks, Inc. (Class A Stock)*	19,200	431,040
Naspers Ltd. (South Africa) (Class N Stock)	10,458	2,059,524
New Media Investment Group, Inc.	60,900	820,932
Publicis Groupe SA (France)	31,609	2,355,920
RTL Group SA (Luxembourg)	6,079	459,264
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	73,200	2,408,280
TEGNA, Inc.(a)	240,400	3,464,164
Toei Co. Ltd. (Japan)	154,000	1,462,708
Tokyo Broadcasting System Holdings, Inc. (Japan)	85,800	1,521,891
Twenty-First Century Fox, Inc. (Class B Stock)	564,400	15,729,828
UBM PLC (United Kingdom)	527,735	4,742,662
Viacom, Inc. (Class B Stock)(a)	407,400	13,676,418
Walt Disney Co. (The)	133,900	14,226,875

		189,977,579

COMMON STOCKS (continued)	Shares	Value
Metals & Mining — 0.9%
Acacia Mining PLC (United Kingdom)	427,155	$1,660,418
Alcoa Corp.	474,300	15,485,895
Anglo American PLC (United Kingdom)*	214,554	2,866,396
ArcelorMittal (Luxembourg)*	102,990	2,336,137
BlueScope Steel Ltd. (Australia)	756,077	7,654,548
Centamin PLC (United Kingdom)	170,552	344,495
China Steel Corp. (Taiwan)	108,000	87,822
Dowa Holdings Co. Ltd. (Japan)	379,000	2,874,716
Fortescue Metals Group Ltd. (Australia)	2,025,959	8,110,088
Freeport-McMoRan, Inc.*	158,200	1,899,982
Hecla Mining Co.	727,200	3,708,720
Hyundai Steel Co. (South Korea)	5,202	282,555
Kyoei Steel Ltd. (Japan)	72,700	1,206,604
MMC Norilsk Nickel PJSC (Russia), ADR	24,378	336,416
Nippon Light Metal Holdings Co. Ltd. (Japan)	1,841,600	4,383,581
Nittetsu Mining Co. Ltd. (Japan)	6,600	355,838
Novolipetsk Steel PJSC (Russia), GDR	10,401	201,363
Olympic Steel, Inc.	28,400	553,232
OZ Minerals Ltd. (Australia)	45,991	261,798
POSCO (South Korea)	5,660	1,417,785
Reliance Steel & Aluminum Co.	305,938	22,275,346
Rio Tinto Ltd. (United Kingdom)	39,669	1,927,854
Royal Gold, Inc.(a)	59,700	4,666,749
Ryerson Holding Corp.*	25,900	256,410
Sandfire Resources NL (Australia)	54,755	237,660
Severstal PJSC (Russia), GDR	14,803	194,215
Southern Copper Corp. (Peru)(a)	355,800	12,321,354
SSAB AB (Sweden) (Class B Stock)*	83,189	308,592
St Barbara Ltd. (Australia)*	694,643	1,556,281
Steel Dynamics, Inc.(a)	1,671,500	59,856,415
SunCoke Energy, Inc.*	88,800	967,920
Tokyo Steel Manufacturing Co. Ltd. (Japan)	762,500	6,462,292
Vale SA (Brazil)	36,300	317,977
Vedanta Ltd. (India)	1	4
Vedanta Ltd. (India), ADR	2,400	37,248
voestalpine AG (Austria)	30,866	1,438,661
Worthington Industries, Inc.	246,200	12,364,164

		181,217,531

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	42,800	560,252
Cherry Hill Mortgage Investment Corp.	19,600	362,012
Chimera Investment Corp.	102,300	1,905,849
Invesco Mortgage Capital, Inc.	720,427	12,038,335
Ladder Capital Corp.	62,329	835,832
MTGE Investment Corp.	9,200	172,960
New Residential Investment Corp.(a)	386,600	6,015,496
PennyMac Mortgage Investment Trust	69,900	1,278,471
Resource Capital Corp.	70,800	720,036
Western Asset Mortgage Capital Corp.	82,600	850,780

		24,740,023

Multiline Retail — 0.4%
Big Lots, Inc.(a)	130,900	6,322,470
Kohl’s Corp.(a)	126,000	4,872,420
Macy’s, Inc.(a)	555,800	12,916,792
Ollie’s Bargain Outlet Holdings, Inc.*(a)	37,900	1,614,540
Takashimaya Co. Ltd. (Japan)	26,000	248,042

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Target Corp.(a)	991,400	$51,840,306

		77,814,570

Multi-Utilities — 0.3%
A2A SpA (Italy)	245,950	408,954
ACEA SpA (Italy)	75,951	1,153,347
CenterPoint Energy, Inc.	415,100	11,365,438
Centrica PLC (United Kingdom)	861,414	2,245,935
DTE Energy Co.	47,800	5,056,762
MDU Resources Group, Inc.	592,893	15,533,797
National Grid PLC (United Kingdom)	269,507	3,339,339
NorthWestern Corp.	297,400	18,147,348
Public Service Enterprise Group, Inc.	41,200	1,772,012
REN – Redes Energeticas Nacionais SGPS SA (Portugal)(a)	81,894	256,559
Vectren Corp.	33,900	1,981,116

		61,260,607

Oil, Gas & Consumable Fuels — 2.3%
Adaro Energy Tbk PT (Indonesia)	130,800	15,475
Aker BP ASA (Norway)	92,203	1,365,294
Bharat Petroleum Corp. Ltd. (India)	42,888	424,101
BP PLC (United Kingdom)	3,003,539	17,337,037
Chevron Corp.	344,100	35,899,953
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	50,000	111,244
ConocoPhillips	333,800	14,673,848
CONSOL Energy, Inc.*(a)	670,800	10,021,752
CVR Energy, Inc.(a)	187,500	4,080,000
Devon Energy Corp.	1,208,900	38,648,533
Dorian LPG Ltd.*	20,600	168,508
Exxon Mobil Corp.	1,661,500	134,132,895
Formosa Petrochemical Corp. (Taiwan)	131,000	451,800
Frontera Energy Corp. (Colombia), (OTC)*	4,712	124,449
Frontera Energy Corp. (Colombia), (TSX)*	5,392	142,409
Galp Energia SGPS SA (Portugal)	539,228	8,171,351
Gazprom PJSC (Russia), ADR	179,319	709,745
Hindustan Petroleum Corp. Ltd. (India)	117,862	930,419
Indian Oil Corp. Ltd. (India)	153,443	913,916
JXTG Holdings, Inc. (Japan)	483,100	2,113,810
Lukoil PJSC (Russia), ADR	11,711	570,326
Marathon Petroleum Corp.	193,400	10,120,622
MOL Hungarian Oil & Gas PLC (Hungary)	12,239	961,279
Neste OYJ (Finland)	20,216	797,745
Newfield Exploration Co.*	810,700	23,072,522
Noble Energy, Inc.	149,200	4,222,360
Novatek PJSC (Russia), GDR	1,343	149,610
Oil & Natural Gas Corp. Ltd. (India)	263,357	640,529
OMV AG (Austria)	181,605	9,433,066
ONEOK, Inc.(a)	42,400	2,211,584
Pacific Ethanol, Inc.*	241,700	1,510,625
Petroleo Brasileiro SA (Brazil)*	81,800	327,654
Polski Koncern Naftowy ORLEN SA (Poland)	31,187	942,030
PTT Exploration & Production PCL (Thailand)	7,500	19,043
PTT PCL (Thailand)	31,800	346,364
PTT PCL (Thailand), NVDR	18,300	199,152
QEP Resources, Inc.*	1,145,900	11,573,590

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.*(a)	114,100	$1,477,595
Repsol SA (Spain)	1,087,797	16,677,135
REX American Resources Corp.*	22,400	2,162,944
Rosneft Oil Co. PJSC (Russia), GDR	8,115	44,105
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	681,125	18,096,702
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	343,659	9,226,058
Scorpio Tankers, Inc. (Monaco)(a)	243,500	966,695
Surgutneftegas OJSC (Russia), ADR	11,919	51,252
Tatneft PJSC (Russia), ADR	6,965	262,581
Thai Oil PCL (Thailand)	191,100	444,419
TOTAL SA (France)	368,382	18,289,105
Ultra Petroleum Corp.*(a)	267,500	2,902,375
Valero Energy Corp.	417,900	28,191,534
World Fuel Services Corp.	376,700	14,484,115
WPX Energy, Inc.*	361,000	3,487,260

		454,298,515

Paper & Forest Products — 0.1%
Boise Cascade Co.*	34,600	1,051,840
Clearwater Paper Corp.*	15,200	710,600
Louisiana-Pacific Corp.*	92,100	2,220,531
Mondi PLC (South Africa)	34,456	903,502
Navigator Co. SA (The) (Portugal)	57,489	248,101
Nine Dragons Paper Holdings Ltd. (Hong Kong)	182,000	242,367
Sappi Ltd. (South Africa)	42,914	285,583
UPM-Kymmene OYJ (Finland)	626,401	17,861,683

		23,524,207

Personal Products — 0.3%
Avon Products, Inc.*	3,264,900	12,406,620
Godrej Consumer Products Ltd. (India)	6,558	98,147
Hengan International Group Co. Ltd. (China)	7,000	51,640
Kao Corp. (Japan)	79,200	4,709,101
L’Oreal SA (France)	20,943	4,366,928
Unilever NV (United Kingdom), CVA	253,377	13,986,895
Unilever PLC (United Kingdom)	462,412	25,024,881
USANA Health Sciences, Inc.*(a)	26,500	1,698,650

		62,342,862

Pharmaceuticals — 2.6%
Allergan PLC	277,400	67,433,166
Astellas Pharma, Inc. (Japan)	462,300	5,666,273
AstraZeneca PLC (United Kingdom)	199,047	13,332,939
Bayer AG (Germany)	244,730	31,719,567
Cadila Healthcare Ltd. (India)	11,326	91,952
Catalent, Inc.*	249,400	8,753,940
China Medical System Holdings Ltd. (China).	48,000	82,995
Corcept Therapeutics, Inc.*(a)	316,000	3,728,800
Daiichi Sankyo Co. Ltd. (Japan)	87,500	2,065,255
Endo International PLC*	1,915,100	21,391,667
GlaxoSmithKline PLC (United Kingdom)	452,419	9,630,810
Heska Corp.*	9,300	949,251
Johnson & Johnson	990,000	130,967,100
Mallinckrodt PLC*	151,600	6,793,196
Merck & Co., Inc.	428,700	27,475,383

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Merck KGaA (Germany)	11,991	$1,450,899
Mitsubishi Tanabe Pharma Corp. (Japan)	185,400	4,288,692
Novartis AG (Switzerland)	342,417	28,600,930
Novo Nordisk A/S (Denmark) (Class B Stock)	43,557	1,871,526
Orion OYJ (Finland) (Class B Stock)	189,789	12,123,902
Pfizer, Inc.	100,500	3,375,795
Phibro Animal Health Corp. (Class A Stock)	40,100	1,485,705
Prestige Brands Holdings, Inc.*	22,100	1,167,101
Recordati SpA (Italy)	265,256	10,756,700
Richter Gedeon Nyrt (Hungary)	14,399	376,439
Roche Holding AG (Switzerland)	164,948	42,146,675
Sanofi (France)	328,572	31,483,825
Sawai Pharmaceutical Co. Ltd. (Japan)	5,100	286,428
Shionogi & Co. Ltd. (Japan)	67,000	3,735,778
Sihuan Pharmaceutical Holdings Group Ltd. (China)	2,199,000	920,552
Sun Pharmaceutical Industries Ltd. (India)	26,034	223,656
Supernus Pharmaceuticals, Inc.*	178,000	7,671,800
Zoetis, Inc.	478,700	29,861,306

		511,910,003

Professional Services — 0.3%
Adecco Group AG (Switzerland)*	220,036	16,762,827
Bureau Veritas SA (France)	42,452	939,695
ICF International, Inc.*	53,200	2,505,720
Insperity, Inc.	102,000	7,242,000
Kelly Services, Inc. (Class A Stock)	12,900	289,605
Kforce, Inc.	65,300	1,279,880
ManpowerGroup, Inc.	90,791	10,136,815
On Assignment, Inc.*	16,300	882,645
Pagegroup PLC (United Kingdom)	61,250	380,171
Randstad Holding NV (Netherlands)	152,090	8,867,036
RELX PLC (United Kingdom)	501,405	10,838,927
SEEK Ltd. (Australia)	20,071	260,832
Wolters Kluwer NV (Netherlands)	28,385	1,200,488

		61,586,641

Real Estate Management & Development — 0.6%
Aeon Mall Co. Ltd. (Japan)	18,000	355,625
CBRE Group, Inc. (Class A Stock)*	769,300	28,002,520
Cheung Kong Property Holdings Ltd. (Hong Kong)	418,000	3,270,968
China Vanke Co. Ltd. (China) (Class H Stock)*	350,800	992,265
Citycon OYJ (Finland)	276,572	725,756
Country Garden Holdings Co. Ltd. (China)	571,000	662,347
CSI Properties Ltd. (Hong Kong)	8,100,000	389,035
Daiwa House Industry Co. Ltd. (Japan)	87,200	2,984,471
Deutsche EuroShop AG (Germany)(a)	70,523	2,782,621
DIC Asset AG (Germany)	96,263	1,056,564
Emaar Properties PJSC (United Arab Emirates)	95,227	200,879
Far East Consortium International Ltd. (Hong Kong)	585,000	326,616
Forestar Group, Inc.*	111,400	1,910,510
Great Eagle Holdings Ltd. (Hong Kong)	92,000	467,732
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	156,800	243,833

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Hemfosa Fastigheter AB (Sweden)	25,791	$278,613
Henderson Land Development Co. Ltd. (Hong Kong)	1,139,600	6,354,315
HFF, Inc. (Class A Stock)	47,700	1,658,529
Hysan Development Co. Ltd. (Hong Kong)	98,000	467,694
IOI Properties Group Bhd (Malaysia)	56,700	29,056
Jones Lang LaSalle, Inc.	65,603	8,200,375
Kerry Properties Ltd. (Hong Kong)	1,716,500	5,828,181
Longfor Properties Co. Ltd. (China)	53,000	113,818
Marcus & Millichap, Inc.*(a)	20,100	529,836
Megaworld Corp. (Philippines)	292,000	24,860
Mitsubishi Estate Co. Ltd. (Japan)	198,500	3,710,521
Mitsui Fudosan Co. Ltd. (Japan)	140,900	3,375,754
New Europe Property Investments PLC (Romania)	2,419	30,591
PSP Swiss Property AG (Switzerland)	15,179	1,420,190
RMR Group, Inc. (The) (Class A Stock)	18,000	875,700
Shimao Property Holdings Ltd. (Hong Kong)	31,500	53,876
Sino-Ocean Group Holding Ltd. (China)	82,000	40,108
Sun Hung Kai Properties Ltd. (Hong Kong)	1,219,000	17,907,324
TAG Immobilien AG (Germany)	20,598	324,435
Wharf Holdings Ltd. (The) (Hong Kong)	1,011,000	8,365,708
Wheelock & Co. Ltd. (Hong Kong)	753,000	5,679,580
Yanlord Land Group Ltd. (Singapore)	2,744,300	3,497,882

		113,138,688

Road & Rail — 0.6%
CSX Corp.	1,086,400	59,273,984
Firstgroup PLC (United Kingdom)*	186,647	305,973
Hankyu Hanshin Holdings, Inc. (Japan)	38,300	1,379,769
Kyushu Railway Co. (Japan)	42,700	1,384,937
Landstar System, Inc.	152,100	13,019,760
Localiza Rent a Car SA (Brazil)	1,575	21,527
National Express Group PLC (United Kingdom)	909,801	4,344,995
Nikkon Holdings Co. Ltd. (Japan)	11,600	269,024
Nippon Express Co. Ltd. (Japan)	126,000	790,671
Norfolk Southern Corp.	50,600	6,158,020
Northgate PLC (United Kingdom)	166,027	958,422
Old Dominion Freight Line, Inc.	106,300	10,124,012
Roadrunner Transportation Systems, Inc.*	69,600	505,992
Tokyu Corp. (Japan)	168,000	1,283,786
Union Pacific Corp.	232,900	25,365,139
West Japan Railway Co. (Japan)	25,800	1,825,494

		127,011,505

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.*	140,400	9,082,476
Alpha & Omega Semiconductor Ltd.*	61,300	1,021,871
Amkor Technology, Inc.*	184,500	1,802,565
Applied Materials, Inc.	1,327,100	54,822,501
ASM Pacific Technology Ltd. (Hong Kong)	70,100	945,841
BE Semiconductor Industries NV (Netherlands)	154,548	8,264,550
Broadcom Ltd.	147,100	34,281,655
Brooks Automation, Inc.	155,600	3,374,964
Cabot Microelectronics Corp.	49,000	3,617,670
Cirrus Logic, Inc.*	313,300	19,650,176
Diodes, Inc.*	24,700	593,541

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Disco Corp. (Japan)	4,500	$721,761
Entegris, Inc.*	257,000	5,641,150
Hyundai Robotics Co. Ltd. (South Korea)*	192	64,859
Intel Corp.	1,355,400	45,731,196
Microsemi Corp.*	227,700	10,656,360
Monolithic Power Systems, Inc.(a)	79,800	7,692,720
Nanya Technology Corp. (Taiwan)	540,000	971,444
Phison Electronics Corp. (Taiwan)	3,000	37,062
Powertech Technology, Inc. (Taiwan)*	19,000	58,610
Rohm Co. Ltd. (Japan)	14,000	1,079,420
SCREEN Holdings Co. Ltd. (Japan)	206,600	13,819,997
Semtech Corp.*	171,500	6,131,125
Silicon Laboratories, Inc.*	141,500	9,671,525
Siltronic AG (Germany)*	3,351	284,718
SK Hynix, Inc. (South Korea)	32,824	1,932,668
Synaptics, Inc.*(a)	140,300	7,254,913
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	545,000	3,723,556
Teradyne, Inc.	540,600	16,234,218
Texas Instruments, Inc.	802,000	61,697,860
Tokyo Electron Ltd. (Japan)	27,100	3,663,729
Ultra Clean Holdings, Inc.*	137,700	2,581,875
Ulvac, Inc. (Japan)	86,000	4,149,703
Versum Materials, Inc.	443,000	14,397,500

		355,655,779

Software — 2.5%
Adobe Systems, Inc.*	454,800	64,326,912
Aspen Technology, Inc.*	71,000	3,923,460
Barracuda Networks, Inc.*	114,600	2,642,676
Bottomline Technologies, Inc.*	118,300	3,039,127
Cadence Design Systems, Inc.*	1,070,600	35,854,394
CDK Global, Inc.(a)	585,800	36,354,748
Check Point Software Technologies Ltd. (Israel)*	21,700	2,367,036
CommVault Systems, Inc.*	87,700	4,950,665
Electronic Arts, Inc.*	266,900	28,216,668
Fair Isaac Corp.	155,400	21,664,314
Fortinet, Inc.*	638,400	23,901,696
Imperva, Inc.*	13,400	641,190
Intuit, Inc.	187,400	24,888,594
Konami Holdings Corp. (Japan)	13,900	773,754
Manhattan Associates, Inc.*	173,400	8,333,604
Microsoft Corp.	1,669,000	115,044,170
MicroStrategy, Inc. (Class A Stock)*	4,900	939,183
MYOB Group Ltd. (Australia)	327,741	861,002
Nexon Co. Ltd. (Japan)*	154,500	3,064,641
Nice Ltd. (Israel)	9,243	728,221
Oracle Corp.	1,773,700	88,933,318
Playtech PLC (United Kingdom)	33,642	416,738
Progress Software Corp.	41,700	1,288,113
SAP SE (Germany)	1,972	206,412
SS&C Technologies Holdings, Inc.	87,600	3,364,716
Synopsys, Inc.*	74,945	5,465,739
Temenos Group AG (Switzerland)*	47,871	4,282,686
TiVo Corp.	139,100	2,594,215
Trend Micro, Inc. (Japan)	17,900	925,126
Varonis Systems, Inc.*	93,600	3,481,920
Verint Systems, Inc.*	41,100	1,672,770

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Xero Ltd. (New Zealand)*	131,279	$2,424,647

		497,572,455

Specialty Retail — 1.0%
Aaron’s, Inc.	128,300	4,990,870
Adastria Co. Ltd. (Japan)	138,800	3,868,358
Asbury Automotive Group, Inc.*	114,400	6,469,320
AutoNation, Inc.*(a)	261,500	11,024,840
Burlington Stores, Inc.*(a)	263,300	24,220,967
Chico’s FAS, Inc.	24,800	233,616
Dixons Carphone PLC (United Kingdom)	92,652	342,505
FF Group (Greece)*	1,137	27,784
Five Below, Inc.*	20,100	992,337
Foot Locker, Inc.(a)	211,800	10,437,504
Francesca’s Holdings Corp.*	589,700	6,451,318
GameStop Corp. (Class A Stock)(a)	861,000	18,606,210
Gap, Inc. (The)(a)	1,116,800	24,558,432
Genesco, Inc.*(a)	41,700	1,413,630
Hibbett Sports, Inc.*(a)	34,100	707,575
JD Sports Fashion PLC (United Kingdom)	1,510,320	6,879,640
JUMBO SA (Greece)	36,129	660,203
Komeri Co. Ltd. (Japan)	38,700	986,023
Michaels Cos., Inc. (The)*(a)	525,700	9,735,964
Office Depot, Inc.	4,806,700	27,109,788
Ross Stores, Inc.	336,300	19,414,599
Sally Beauty Holdings, Inc.*	208,100	4,214,025
Shimamura Co. Ltd. (Japan)	13,600	1,667,251
Sonic Automotive, Inc. (Class A Stock)	75,600	1,470,420
Tilly’s, Inc. (Class A Stock)	83,610	848,642
Ulta Beauty, Inc.*	28,900	8,304,126
Urban Outfitters, Inc.*(a)	323,100	5,990,274

		201,626,221

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,435,100	206,683,102
Brother Industries Ltd. (Japan)	467,900	10,837,978
Canon, Inc. (Japan)(a)	283,000	9,626,335
Catcher Technology Co. Ltd. (Taiwan)	19,000	226,450
Hewlett Packard Enterprise Co.	1,303,800	21,630,042
HP, Inc.	2,749,500	48,061,260
Lite-On Technology Corp. (Taiwan)	39,853	65,416
NCR Corp.*	559,300	22,841,812
Neopost SA (France)	5,868	272,505
Pegatron Corp. (Taiwan)	53,000	165,795
Samsung Electronics Co. Ltd. (South Korea)	3,134	6,527,564
Western Digital Corp.	24,100	2,135,260

		329,073,519

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	34,656	6,645,260
Carter’s, Inc.(a)	36,600	3,255,570
CCC SA (Poland)	445	27,001
China Taifeng Beddings Holdings Ltd. (China)*^	242,000	—
Global Brands Group Holding Ltd. (Hong Kong)*	2,052,000	215,229
Hermes International (France)	33,148	16,374,348

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE (France)	43,203	$10,803,166
Moncler SpA (Italy)	428,774	10,058,430
Pou Chen Corp. (Taiwan)	60,000	82,971
PVH Corp.	172,100	19,705,450
Skechers U.S.A., Inc. (Class A Stock)*	1,555,400	45,884,300
Steven Madden Ltd.*	131,000	5,233,450
Swatch Group AG (The) (Switzerland)	7,719	563,880
Titan Co. Ltd. (India)*	6,595	53,481
Wolverine World Wide, Inc.	301,400	8,442,214

		127,344,750

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	9,175	364,296
Deutsche Pfandbriefbank AG (Germany), 144A	132,329	1,636,586
Federal Agricultural Mortgage Corp. (Class C Stock)	19,200	1,242,240
Flagstar Bancorp, Inc.*	95,000	2,927,900
Housing Development Finance Corp. Ltd. (India)	8,210	205,037
MGIC Investment Corp.*	685,000	7,672,000
Paragon Group of Cos. PLC (The) (United Kingdom)	43,507	242,008
Radian Group, Inc.	249,100	4,072,785
Washington Federal, Inc.	87,700	2,911,640

		21,274,492

Tobacco — 0.6%
Altria Group, Inc.	854,700	63,649,509
British American Tobacco PLC (United Kingdom)	461,584	31,453,842
Gudang Garam Tbk PT (Indonesia)	166,500	979,036
Imperial Brands PLC (United Kingdom)	123,767	5,561,766
ITC Ltd. (India)	51,756	258,906
Japan Tobacco, Inc. (Japan)(a)	101,300	3,560,503
KT&G Corp. (South Korea)	8,530	872,548
Swedish Match AB (Sweden)	126,060	4,441,196

		110,777,306

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	97,100	5,733,755
BMC Stock Holdings, Inc.*	126,200	2,757,470
Foundation Building Materials, Inc.*	21,200	272,632
GMS, Inc.*	17,200	483,320
Hanwa Co. Ltd. (Japan)	336,000	2,409,369
Howden Joinery Group PLC (United Kingdom)	98,122	520,520
ITOCHU Corp. (Japan)	1,263,300	18,809,183
Marubeni Corp. (Japan)	572,300	3,707,734
Mitsubishi Corp. (Japan)	240,800	5,061,862
Mitsui & Co. Ltd. (Japan)	413,300	5,916,735
MRC Global, Inc.*	207,900	3,434,508
MSC Industrial Direct Co., Inc. (Class A Stock)	134,500	11,561,620
Rush Enterprises, Inc. (Class A Stock)*	12,500	464,750
Sojitz Corp. (Japan)	3,004,000	7,394,887
Sumitomo Corp. (Japan)	1,275,400	16,631,438
United Rentals, Inc.*	121,800	13,728,078

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Univar, Inc.*	25,000	$730,000
Veritiv Corp.*	34,500	1,552,500
WESCO International, Inc.*	40,300	2,309,190

		103,479,551

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	99,297	1,840,621
Adani Ports & Special Economic Zone Ltd. (India)*	12,132	68,117
Aena SA (Spain), 144A	6,174	1,205,627
Atlantia SpA (Italy)	56,973	1,602,621
Auckland International Airport Ltd. (New Zealand)	123,143	643,446
DP World Ltd. (United Arab Emirates)	4,713	98,596
Flughafen Zurich AG (Switzerland)	22,541	5,536,075
Fraport AG Frankfurt Airport Services Worldwide (Germany)	6,443	570,159
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	77,400	872,143
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	24,315	512,901
Hamburger Hafen und Logistik AG (Germany)	16,138	353,297
International Container Terminal Services, Inc. (Philippines)	7,540	14,605
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	12,000	16,930
Malaysia Airports Holdings Bhd (Malaysia)	12,100	24,134
OHL Mexico SAB de CV (Mexico)	13,700	19,763
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	6,125	73,168
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	40,000	52,251

		13,504,454

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	107,300	1,018,296
SJW Group	32,400	1,593,432

		2,611,728

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	21,100	110,252
Bharti Airtel Ltd. (India)	32,995	193,743
China Mobile Ltd. (China)	84,000	890,551
Empresa Nacional de Telecomunicaciones SA (Chile)	2,229	24,233
Globe Telecom, Inc. (Philippines)	10,405	422,369
KDDI Corp. (Japan)	285,100	7,540,218
Mobile TeleSystems PJSC (Russia), ADR	26,500	222,070
Sistema PJSC FC (Russia), GDR	5,205	21,757
SK Telecom Co. Ltd. (South Korea)	4,627	1,075,913
SoftBank Group Corp. (Japan)	320,800	26,077,879
Taiwan Mobile Co. Ltd. (Taiwan)	44,000	165,624
Telephone & Data Systems, Inc.	474,300	13,161,825
TIM Participacoes SA (Brazil)	100,600	299,107
T-Mobile US, Inc.*	637,100	38,621,002
United States Cellular Corp.*	13,400	513,488

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	4,091,916	$11,620,912

		100,960,943

TOTAL COMMON STOCKS (cost $10,961,810,295)		11,982,373,524

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	694,453
Volkswagen AG (Germany) (PRFC)	114,538	17,496,375

		18,190,828

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	3,203	27,216
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	515,661	212,357
Itau Unibanco Holding SA (Brazil) (PRFC)	170,960	1,896,459
Itausa – Investimentos Itau SA (Brazil) (PRFC)	379,800	1,034,078

		3,170,110

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	5,612	23,788

Capital Markets — 0.0%
State Street Corp.	60,000	1,645,800

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	162	28,605

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	3,158	40,083

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	12,300	166,592

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	10,400	25,334
Cia Paranaense de Energia (Brazil) (PRFC B)	16,400	121,283

		146,617

Metals & Mining — 0.0%
Vale SA (Brazil) (PRFC)	96,600	785,537
Vedanta Ltd. (India)	16,588	2,566

		788,103

Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	31,528

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	486	792,422

TOTAL PREFERRED STOCKS (cost $22,404,267)		25,024,476

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	270,046	17,606,999

UNAFFILIATED EXCHANGE TRADED FUNDS (continued)	Shares	Value
iShares MSCI EAFE Small-Cap ETF(a)	160,000	$9,254,400
iShares MSCI Emerging Markets ETF(a)	13,500	558,765

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $26,554,848)		27,420,164

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.2%
Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class C
2.290%	11/08/19	3,714	3,722,578
Series 2016-4, Class C
2.410%	07/08/22	2,100	2,093,050
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,760,494
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,170,667
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,900	3,922,895
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,234,455
Series 2016-1, Class A, 144A
2.310%	08/15/27	10,800	10,857,483
Series 2016-2, Class A, 144A
2.030%	12/15/27	7,000	6,948,872
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,700	3,679,019
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	4,100	4,051,561
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	7,100	7,098,082
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,302,416
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	213	213,548
Series 2013-4, Class C
3.250%	01/15/20	1,261	1,264,073
Series 2013-5, Class C
2.250%	06/17/19	1,694	1,696,403
Series 2014-1, Class C
2.360%	04/15/20	2,269	2,274,183
Series 2014-2, Class C
2.330%	11/15/19	2,095	2,101,669
Series 2014-3, Class C
2.130%	08/17/20	2,662	2,666,713

			72,058,161

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 2.2%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A
2.318%(c)	07/15/26		3,250	$3,249,977
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 144A
2.858%(c)	01/15/28		16,000	16,013,965
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A
2.648%(c)	10/15/28		7,750	7,815,682
ALM XII Ltd. (Cayman Islands),
Series 2015-12A, Class A1R, 144A
2.208%(c)	04/16/27		10,000	9,994,999
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25		4,650	4,665,989
Series 2014-3A, Class A1R, 144A
2.602%(c)	04/28/26		4,600	4,610,385
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.258%(c)	04/15/25		2,400	2,400,251
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 144A
—%(p)	07/15/29		4,500	4,500,000
Atlas Senior Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.682%(c)	02/17/26		1,000	999,908
Atlas Senior Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.588%(c)	07/16/26		8,250	8,250,088
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 144A
2.293%(c)	10/22/25		7,200	7,202,213
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 144A
2.551%(c)	07/18/30		11,750	11,749,999
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.776%(c)	01/20/28		21,250	21,375,588
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A
4.693%(c)	07/15/29		10,750	10,749,999
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.688%(c)	07/18/27		500	502,379
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A
2.485%(c)	04/13/27		1,500	1,500,466
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 144A
2.606%(c)	01/20/29		7,500	7,581,470
Carlyle Global Markets Strategies Euro CLO Ltd.,
Series 2013-2A, Class A1R, 144A
0.818%(c)	10/15/26	EUR	9,500	10,852,367
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 144A
2.391%(c)	04/20/31		10,500	10,496,663
Series 2017-2A, Class A1B, 144A
2.550%(c)	07/20/31		7,750	7,725,154

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A
2.558%(c)	10/18/26	500	$499,718
Series 2015-1A, Class A, 144A
2.703%(c)	04/22/27	3,000	3,003,737
Cathedral Lake Ltd. (Cayman Islands),
Series 2015-3A, Class B, 144A
3.708%(c)	01/15/26	11,000	10,999,773
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A
2.358%(c)	07/15/26	2,000	1,999,428
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
2.608%(c)	07/15/26	3,750	3,752,965
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 144A
2.338%(c)	10/15/26	3,250	3,246,465
Series 2015-4A, Class A, 144A
2.708%(c)	04/18/27	3,750	3,757,242
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.656%(c)	07/20/27	5,500	5,497,835
JMP Credit Advisors CLO IV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 144A
2.695%	07/17/29	4,250	4,247,875
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A
2.482%(c)	05/15/26	2,500	2,500,658
Series 2014-2A, Class AR, 144A
2.338%(c)	07/15/26	12,000	12,015,732
Series 2014-3A, Class AR, 144A
2.358%(c)	10/15/26	7,500	7,502,098
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
2.433%(c)	10/23/25	8,250	8,254,865
Mill Creek II CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.906%(c)	04/20/28	6,500	6,538,221
MP CLO III Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
2.336%(c)	04/20/25	11,750	11,751,652
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
2.482%(c)	08/13/25	3,000	3,000,991
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A
2.560%(c)	07/15/30	11,000	10,984,886
OZLM Funding II Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 144A
2.610%(c)	10/30/27	6,750	6,769,078
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.303%(c)	07/22/25	2,200	2,201,115
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.673%(c)	07/22/27	3,500	3,517,968
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A
2.472%(c)	05/21/29	20,250	20,249,968

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2015-2A, Class A1A, 144A
2.656%(c)	07/20/27	5,500	$5,500,264
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.566%(c)	07/25/26	6,500	6,500,060
Series 2014-1A, Class B, 144A
3.166%(c)	07/25/26	9,891	9,891,328
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A
2.794%(c)	12/20/28	4,250	4,256,611
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.608%(c)	10/15/26	2,481	2,481,000
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.676%(c)	07/20/27	5,000	5,013,826
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.806%(c)	07/20/28	7,000	7,072,997
Sound Point CLO XII Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A
2.816%(c)	10/20/28	9,250	9,352,253
Sound Point CLO XVI Ltd. (Cayman Islands),
Series 2017-2A, Class A, 144A
2.567%(c)	07/25/30	10,000	10,000,000
TICP CLO VI Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A
2.434%(c)	01/15/29	2,750	2,777,045
TICP CLO VII Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 144A
2.472%(c)	07/15/29	10,500	10,484,250
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.908%(c)	04/18/28	13,750	13,816,315
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A
2.856%(c)	10/25/28	10,500	10,543,967
Trinitas CLO VI Ltd. (Cayman Islands),
Series 2017-6A, Class A, 144A
2.655%(c)	07/25/29	16,250	16,225,658
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.278%(c)	07/15/25	5,500	5,504,333
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
2.306%(c)	04/25/25	9,500	9,504,201
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A
2.806%(c)	10/20/28	7,500	7,544,204
Series 2017-1A, Class A1, 144A
2.431%(c)	04/20/29	9,000	9,000,274
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A
2.339%(c)	11/07/25	2,500	2,500,885
Zais CLO 6 Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A
2.572%(c)	07/15/29	13,500	13,503,376

			446,002,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.5%
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	574	$573,991
Series 2014-2A, Class A, 144A
2.470%	09/18/24	696	696,672
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,765	14,912,170
Series 2015-2A, Class A, 144A
2.570%	07/18/25	7,018	7,025,700
Series 2016-1A, Class A, 144A
3.660%	02/18/29	15,350	15,709,119
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,460	3,529,540
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	3,250	3,267,204
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	16,477	16,573,809
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	29,631	29,899,001

			92,187,206

Credit Cards — 0.2%
Chase Issuance Trust,
Series 2016-A1, Class A
1.569%(c)	05/17/21	9,400	9,450,542
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	10,913,559
Series 2017-A5, Class A5
1.816%(c)	12/15/26	15,300	15,381,323

			35,745,424

Home Equity Loans — 0.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
2.296%(c)	10/25/34	2,935	2,878,033
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1
2.236%(c)	04/25/34	4,288	4,148,008
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3
4.967%(c)	01/25/33	2,559	2,529,969
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2
1.976%(c)	10/25/33	958	918,415
Series 2003-W7, Class A2
1.996%(c)	03/25/34	1,975	1,873,000
Series 2003-W7, Class M1
2.251%(c)	03/25/34	925	886,176
Series 2003-W10, Class M1
2.296%(c)	01/25/34	1,491	1,456,517
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
4.684%(c)	01/15/33	217	218,884
Series 2004-HE7, Class M1
2.191%(c)	10/25/34	5,516	5,464,335

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2005-HE1, Class M1
1.966%(c)	03/25/35	3,818	$3,812,440
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1
2.566%(c)	08/25/33	3,306	3,292,303
Series 2003-HE4, Class M1
2.191%(c)	03/25/34	1,055	1,036,772
Home Equity Asset Trust,
Series 2002-1, Class M1
2.536%(c)	11/25/32	1,310	1,308,438
Series 2002-5, Class M1
2.916%(c)	05/25/33	2,826	2,812,656
Series 2003-8, Class M1
2.296%(c)	04/25/34	902	875,534
Series 2004-2, Class M1
2.011%(c)	07/25/34	5,500	5,265,289
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
2.866%(c)	09/25/34	774	776,974
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
1.936%(c)	07/25/34	286	281,153
Series 2004-HE2, Class A1A
2.016%(c)	08/25/35	811	733,311
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
2.236%(c)	10/25/33	1,076	1,064,760
Series 2003-NC7, Class M1
2.266%(c)	06/25/33	971	950,273
Series 2004-HE8, Class M1
2.176%(c)	09/25/34	5,000	4,855,288
Series 2004-NC3, Class M1
2.011%(c)	03/25/34	5,747	5,581,896
Series 2005-HE2, Class M1
1.816%(c)	01/25/35	2,000	1,963,256
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
1.921%(c)	08/25/35	2,324	2,319,164
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class A2
1.856%(c)	07/25/33	1,079	1,046,354
Series 2003-6, Class A2
1.876%(c)	11/25/33	1,708	1,661,710
RAMP Trust,
Series 2005-EFC2, Class M3
1.951%(c)	07/25/35	2,709	2,709,239
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
1.981%(c)	02/25/35	1,336	1,281,206
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4
1.806%(c)	11/25/35	1,052	1,051,865

			65,053,218

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
1.816%(c)	08/25/35	1,235	1,234,497

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Bayview Opportunity Master Fund IIIa Trust,
Series 2016-RN3, Class A1, 144A
3.598%	09/29/31	1,619	$1,628,105
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.255%(c)	03/25/44	1,100	1,095,947
Chase Funding Trust,
Series 2003-1, Class 2A2
1.876%(c)	11/25/32	675	650,427
CIM Trust,
Series 2017-3, 144A
3.051%(c)	01/25/57	7,647	7,758,633
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 144A
2.666%(c)	10/25/37	5,324	5,390,213
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1
2.131%(c)	01/25/34	2,915	2,823,744
CSMC Trust,
Series 2016-RPL1, Class A1, 144A
4.145%(c)	12/26/46	11,591	11,638,203
Series 2017-6R, 144A^
2.722%(c)	03/06/47	11,250	11,250,000
GSAMP Trust,
Series 2004-HE2, Class M1
2.191%(c)	09/25/34	6,044	5,918,907
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1
1.966%(c)	09/25/35	1,611	1,508,579
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2
1.906%(c)	05/25/35	6,528	6,346,196
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1
1.676%(c)	09/25/35	7,140	6,937,794
Series 2005-5, Class AF4
4.189%(c)	11/25/35	2,250	2,219,792
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1
2.416%(c)	01/25/34	1,760	1,757,911
Series 2004-BC4, Class A2C
2.196%(c)	10/25/35	7,376	7,229,084
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
2.341%(c)	04/25/33	2,752	2,694,403
Towd Point Mortgage Funding,
Series 2017-A11, Class A1
1.154%(c)	05/20/45	GBP 11,475	14,964,656
VOLT LI LLC,
Series 2016-NP11, Class A1, 144A
3.500%(c)	10/25/46	3,220	3,222,599
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%(c)	04/25/47	1,485	1,484,257
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%(c)	04/25/59	1,410	1,408,741

			99,162,688

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 144A
1.926%(c)	05/25/41	7,500	$7,500,095
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A
1.990%(c)	01/25/41	4,624	4,623,987
Series 2017-A, Class A2, 144A
2.650%	01/25/41	8,800	8,765,993

			20,890,075

TOTAL ASSET-BACKED SECURITIES (cost $824,243,892)			831,099,431

BANK LOANS(c) — 0.1%
Consumer Cyclical – Services — 0.0%
Euro Garages Ltd. (European Currency Unit),
Term Loan
3.750%	04/11/23	1,205	1,394,558

Food & Staples Retailing — 0.0%
Albertsons LLC,
Term Loan
4.200%	08/25/21	2,062	2,063,117

Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc.,
Term Loan H
4.170%	01/27/21	699	698,025

Marine — 0.0%
Scandlines GmbH (France), Facility B
4.250%	12/03/20	1,256	1,451,236

Media — 0.0%
Univision Communication Inc.,
Term Loan
3.976%	03/15/24	740	726,058

Pharmaceuticals — 0.0%
Capsugel Holdings U.S. Inc.,
Term Loan
4.299%	07/31/21	1,463	1,461,831
Valeant Pharmaceuticals International, Inc.,
Term Loan B
5.830%	04/01/22	896	907,829

			2,369,660

Retail — 0.1%
Euro Garages Ltd.,
Term Loan
5.325%	01/30/23	4,400	5,774,683
Rite Aid Corp.,
Term Loan 2
5.105%	06/21/21	1,750	1,754,011

			7,528,694

Technology — 0.0%
Action Nederland BV (United Kingdom),
Term Loan
3.500%	02/25/22	2,000	2,313,144
Dell International LLC,
Term Loan B
3.299%	12/31/18	2,500	2,501,909

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Technology (continued)
First Data Corp.,
Term Loan
3.216%	06/02/20	2,438	$2,437,880

			7,252,933

Transportation — 0.0%
XPO Logistics, Inc., Term Loan B
3.468%	11/01/21	1,245	1,247,506

TOTAL BANK LOANS (cost $26,121,690)			24,731,787

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	509	511,451
Series 2008-1, Class A1A
6.422%(c)	02/10/51	4,274	4,319,706
BANK 2017-BNK4,
Series 2017-BNK4, Class A3
3.362%	05/15/50	13,400	13,624,544
BANK 2017-BNK5,
Series 2017-BNK5, Class A3
3.020%	06/15/60	24,420	24,432,745
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49	17,000	16,695,192
Series 2017-C8, Class A3
3.305%	06/15/50	19,400	19,430,105
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	3,999,530
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,240,782
Commercial Mortgage Trust,
Series 2014-CR16, Class A4
4.051%	04/10/47	890	948,074
Series 2015-CR26, Class A4
3.630%	10/10/48	10,000	10,357,565
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,121,130
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,884,476
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,085,066
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,627,949
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,477,320
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,054,725
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,415,660
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,002,574
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,185,837

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	$20,587,772
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,745,199
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,059,866
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,165,486
Fannie Mae-Aces,
Series 2015-M8, Class AB2
2.829%(c)	01/25/25	5,145	5,216,595
Series 2015-M17, Class A2
3.038%(c)	11/25/25	9,500	9,660,810
Series 2017-M1, Class A2
2.497%(c)	10/25/26	13,826	13,338,795
Series 2017-M4, Class A2
2.684%(c)	12/25/26	25,500	24,905,024
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.718%(c)	06/25/20	11,487	441,513
Series K025, Class X1, IO
1.001%(c)	10/25/22	12,916	493,409
Series K050, Class A2
3.334%(c)	08/25/25	4,000	4,186,079
Series K052, Class X1, IO
0.808%(c)	11/25/25	110,177	4,985,566
Series K055, Class X1, IO
1.502%(c)	03/25/26	32,574	3,160,612
Series K057, Class X1, IO
1.327%(c)	07/25/26	35,261	3,061,122
Series K058, Class X1, IO
1.059%(c)	08/25/26	205,059	14,157,644
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K064, Class AM
3.327%(c)	03/25/27	21,800	22,438,164
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A4
3.382%	05/10/50	13,320	13,587,764
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,967,275
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,372,809
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	20,556,942
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	15,543,321
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,043,478
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,485,220
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,035,065
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,187,813
Series 2015-C28, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.773%	10/15/48	1,850	$1,880,896
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,750,837
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	19,589,911
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class AM
6.264%(c)	02/15/51	9,705	9,840,393
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,813,968
LCCM 2017-LC26,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	13,800	14,027,129
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,549,343
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,999,050
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	28,410,410
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	50,645,570
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	25,150,353
Series 2017-H1, Class XB, IO
0.733%(c)	06/15/50	175,741	10,659,676
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,871,634
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4
4.218%(c)	07/15/46	10,000	10,764,901
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,471,947
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,951,256
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,427,642
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	17,087,497
Series 2016-BNK1, Class XB, IO
1.484%(c)	08/15/49	34,818	3,638,060
Series 2016-C37, Class A4
3.525%	12/15/49	8,000	8,238,030
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	13,982,198
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	17,558,100
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,859,228

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $699,047,837)			698,965,803

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS — 9.8%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		420	$433,458
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		4,395	4,455,330
3.100%	01/15/23		2,220	2,271,266
3.550%	01/15/26		2,540	2,631,963
4.700%	05/15/46		2,005	2,252,910
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		4,800	4,865,530
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		755	739,276

				17,649,733

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		1,650	1,602,732
4.000%	01/31/24		1,200	1,280,278
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		3,820	3,823,782
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	02/21/19		3,510	3,498,975
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		800	847,726

				11,053,493

Airlines — 0.1%
Continental Airlines 2007-1 Class A,
Pass-Through Certificates
5.983%	10/19/23		1,252	1,377,523
Delta Air Lines 2007-1 Class A,
Pass-Through Certificates
6.821%	02/10/24		754	865,464
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		6,935	7,025,678
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	2,469,053
United Airlines 2015-1 Class AA,
Pass-Through Certificates
3.450%	06/01/29		1,751	1,788,243
US Airways 2013-1 Class A,
Pass-Through Certificates
3.950%	05/15/27		2,296	2,387,648

				15,913,609

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	1,180	1,411,757

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			7,050	$6,805,154
5.291%	12/08/46			175	179,606
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.095%(c)	01/09/18			4,095	4,107,580
3.336%	03/18/21			4,820	4,913,065
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			6,070	6,505,061
6.250%	10/02/43			2,005	2,227,052
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20			1,805	1,835,952
3.200%	07/06/21			4,470	4,520,243
3.700%	11/24/20			15,120	15,644,210
4.750%	08/15/17			600	602,045
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21	(h)		10,420	10,542,247
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
2.200%	01/15/24		EUR	555	640,233
4.250%	11/15/19			1,430	1,465,750

					59,988,198

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			1,040	1,042,599
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
6.250%	04/01/25	(a)		705	687,375
6.500%	04/01/27	(a)		705	685,613
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	09/15/21			307	315,826
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23			570	597,075
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
3.250%	09/15/23		EUR	2,060	2,411,655
3.750%	09/15/26		EUR	1,980	2,357,574
4.750%	09/15/26			530	535,963
Lear Corp.,
Gtd. Notes
5.250%	01/15/25	(a)		1,770	1,872,869
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24			4,190	4,302,179

					14,808,728

Banks — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49	(a)		735	812,163

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22		3,600	$3,684,517
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18		5,000	4,979,415
Sr. Unsec’d. Notes, MTN
1.125%	05/25/18		3,000	2,991,171
Sr. Unsec’d. Notes, MTN, 144A
2.375%	02/01/22		5,000	5,063,255
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/31/49		1,630	1,664,638
5.200%(c)	12/31/49	(a)	1,260	1,272,512
6.300%(c)	12/31/49	(a)	1,700	1,906,125
6.500%(c)	12/31/49		420	467,011
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,078,791
Sr. Unsec’d. Notes, MTN
2.169%(c)	04/01/19		4,960	5,005,731
4.000%	04/01/24		1,380	1,446,058
4.443%(c)	01/20/48		14,230	15,050,801
5.000%	01/21/44		1,665	1,882,199
5.625%	07/01/20		3,720	4,073,794
Sub. Notes
6.110%	01/29/37		3,080	3,769,766
Sub. Notes, MTN
3.950%	04/21/25		17,905	18,142,080
4.000%	01/22/25		4,527	4,605,838
4.200%	08/26/24		1,695	1,759,586
Bank of America NA,
Sr. Unsec’d. Notes
2.050%	12/07/18		8,000	8,037,079
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/31/49		8,595	8,668,917
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,391,542
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21		1,960	1,988,171
3.650%	03/16/25		1,310	1,303,488
4.375%	01/12/26		3,575	3,714,840
4.950%	01/10/47		2,470	2,635,836
Sub. Notes
5.200%	05/12/26		1,280	1,346,436
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.816%(c)	06/15/20		3,425	3,442,125
2.625%	06/29/20		6,015	6,117,129
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,699,319
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27		1,070	1,128,329

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Capital One NA,
Sr. Unsec’d. Notes
2.001%(c)	09/13/19		1,585	$1,592,042
2.250%	09/13/21		2,575	2,527,290
2.350%	01/31/20		1,945	1,945,634
2.950%	07/23/21		2,000	2,014,770
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	12/31/49	(a)	670	685,075
5.900%(c)	12/31/49	(a)	2,500	2,675,625
5.950%(c)	12/31/49		10,570	11,121,965
5.950%(c)	12/31/49	(a)	8,500	9,108,005
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,061,970
2.150%	07/30/18		2,935	2,944,228
2.700%	03/30/21		7,415	7,464,206
2.900%	12/08/21		2,655	2,681,903
3.200%	10/21/26		1,240	1,205,927
3.700%	01/12/26		2,365	2,391,935
4.281%(c)	04/24/48		1,300	1,330,064
5.875%	01/30/42		1,150	1,449,248
8.125%	07/15/39		2,645	4,060,961
Sub. Notes
3.875%	03/26/25		4,735	4,764,262
4.450%	09/29/27		6,010	6,250,508
4.750%	05/18/46		180	188,945
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.300%	12/03/18		7,390	7,416,619
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
1.819%(c)	11/07/19		1,330	1,338,012
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		2,000	1,963,150
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,710,249
Gtd. Notes, MTN
3.875%	02/08/22		750	795,665
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,294,708
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		1,331	1,356,032
3.450%	04/16/21		2,280	2,340,520
3.750%	03/26/25		600	606,212
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.803%(c)	09/06/19		6,825	6,850,587
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,686,683
Development Bank of Japan, Inc. (Japan), Gov’t.
Gtd. Notes, MTN
1.000%	01/22/18		6,250	6,228,025
Dexia Credit Local SA (France), Gov’t. Liquid
Gtd. Notes
1.875%	01/29/20		5,500	5,457,474

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21		5,750	$5,611,034
2.250%	02/18/20		500	500,937
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		3,730	3,734,584
3.450%	07/27/26		3,300	3,191,740
4.200%	08/08/23		2,675	2,813,447
Fifth Third Bank,
Sr. Unsec’d. Notes
1.883%(c)	09/27/19		1,550	1,559,091
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/31/49		3,765	3,956,262
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,163,339
2.959%(c)	02/25/21		2,920	3,026,711
3.625%	01/22/23		1,000	1,032,118
3.750%	02/25/26		660	672,046
3.850%	01/26/27		4,340	4,415,117
5.250%	07/27/21		1,000	1,096,050
6.250%	02/01/41		5,600	7,315,230
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,159,084
Sr. Unsec’d. Notes, MTN
2.800%(c)	11/29/23		2,320	2,394,760
6.000%	06/15/20		1,600	1,765,157
Sub. Notes
5.150%	05/22/45		6,510	7,231,035
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20		3,560	3,828,844
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%(c)	12/29/49		535	577,800
Sr. Unsec’d. Notes
2.799%(c)	01/05/22		2,735	2,813,421
3.600%	05/25/23		885	914,569
4.000%	03/30/22		4,995	5,268,222
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	(a)	1,825	1,837,302
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	1,011,926
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/31/49	(a)	5,000	5,112,500
5.150%(c)	12/31/49	(a)	3,500	3,603,250
5.300%(c)	12/31/49	(a)	3,505	3,649,581
6.125%(c)	12/29/49		750	810,938
7.900%(c)	04/29/49		1,650	1,715,175
Sr. Unsec’d. Notes
2.700%	05/18/23		8,885	8,787,585
2.950%	10/01/26		4,420	4,265,746
2.972%	01/15/23		2,010	2,033,909
3.540%(c)	05/01/28		940	942,846
3.900%	07/15/25		4,000	4,171,480
4.260%(c)	02/22/48		8,050	8,421,194

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
6.400%	05/15/38		6,400	$8,574,893
Sub. Notes
4.250%	10/01/27		2,580	2,691,201
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		6,975	7,046,494
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17		1,000	1,002,052
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,719,765
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%	01/11/22		1,000	1,009,876
M&T Bank Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		6,990	7,260,863
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	12/31/49		1,175	1,216,713
Sr. Unsec’d. Notes
4.375%	01/22/47		4,485	4,678,770
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		7,295	7,585,436
3.875%	01/27/26		11,949	12,301,245
5.500%	01/26/20		2,660	2,869,305
5.500%	07/28/21		3,225	3,576,057
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		3,390	3,385,003
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,483,560
Norddeutsche Landesbank Girozentrale (Germany),
Sec’d. Notes, 144A
2.000%	02/05/19		1,800	1,803,053
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,232,958
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18		1,530	1,531,746
Sub. Notes
3.800%	07/25/23		685	719,518
4.200%	11/01/25		2,005	2,154,409
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		3,785	3,800,371
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	11,150,510
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN
2.042%(c)	08/24/18		1,500	1,509,569
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22	(a)	2,710	2,770,520
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/31/49		1,975	2,083,625

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	$1,709,626
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,725,240
2.700%	01/27/22		1,255	1,257,620
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20		3,050	3,069,965
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20		2,725	2,756,441
U.S. Bancorp,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,979	2,105,755
5.300%(c)	12/31/49		5,785	6,161,025
U.S. Bank NA,
Sr. Unsec’d. Notes
1.473%(c)	01/24/20	(a)	2,380	2,388,492
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18		475	475,763
UBS AG/Stamford CT (Switzerland),
Sr. Unsec’d. Notes, GMTN
1.996%(c)	03/26/18		3,020	3,033,623
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		5,000	5,076,685
4.253%	03/23/28		4,355	4,549,799
Wells Fargo & Co., Jr. Sub. Notes
5.900%(c)	12/31/49		3,100	3,320,100
Sr. Unsec’d. Notes
3.069%	01/24/23		7,480	7,584,787
Sub. Notes, MTN
4.750%	12/07/46		6,140	6,555,518
Wells Fargo Capital X, Ltd.
Gtd. Notes
5.950%	12/01/86		2,445	2,759,183

				524,728,325

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		3,090	3,131,431
3.300%	02/01/23		4,015	4,134,370
4.700%	02/01/36		5,810	6,394,736
4.900%	02/01/46		1,550	1,749,394
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,500	1,596,893
Molson Coors Brewing Co.,
Gtd. Notes, 144A
2.250%	03/15/20		5,775	5,775,087

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46		3,500	$3,815,252

				26,597,163

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,000	1,054,049
4.663%	06/15/51		7,920	8,388,492

				9,442,541

Building Materials — 0.0%
CEMEX Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		800	850,000
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	514,469
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23		885	927,038
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		625	652,490
4.500%	02/15/47		305	324,184
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.375%	11/15/24	(a)	2,220	2,339,325
5.500%	02/15/23		200	211,000
6.000%	10/15/25		1,000	1,070,000

				6,888,506

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	836,063
5.375%	03/15/44		825	736,313
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		3,360	3,576,287
8.550%	05/15/19		9,800	10,976,363
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		2,995	3,171,516
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		1,755	1,719,123
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44		786	787,179
Gtd. Notes, 144A
4.875%	09/19/22		4,600	4,893,250
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	(a)	878	923,863
5.450%	11/15/33	(a)	485	511,688
5.625%	11/15/43	(a)	1,155	1,179,202

				29,310,847

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	$1,069,746
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		1,420	1,369,555
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
3.800%	11/01/25		4,490	4,576,738
7.000%	10/15/37		1,780	2,310,629
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22		1,275	1,322,139
Jaguar Holding Co. II / Pharmaceutical Product Development LLC,
Gtd. Notes, 144A(g)
6.375%	08/01/23		1,060	1,116,975
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	959,356
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		350	366,625
5.500%	05/15/27		600	618,000
5.875%	09/15/26	(a)	1,600	1,704,000

				15,413,763

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		1,800	1,838,353
4.250%	02/09/47		1,750	1,856,082
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		660	691,350
7.125%	06/15/24	(a)	660	725,509
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		2,290	2,343,531
4.420%	06/15/21		1,950	2,055,725
5.450%	06/15/23		3,690	4,004,277
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17		1,586	1,589,962
2.850%	10/05/18		880	887,529
3.600%	10/15/20		270	278,397
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	478,400
6.375%	12/15/23		345	370,444

				17,119,559

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.500%	05/15/21		1,980	2,100,750
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		580	589,569

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24		GBP	1,150	$1,550,249
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22			2,530	2,492,457
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes
3.150%	07/24/24			2,000	2,049,173
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24			10,755	11,019,433
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26			2,280	2,336,177
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22			1,590	1,713,225
5.000%	08/01/23			500	538,750
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25			2,745	2,712,255
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35			1,392	1,515,036
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/34			472	469,984
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21			1,360	1,532,671
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24		EUR	2,240	2,547,389
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19			335	348,400
5.500%	01/15/19			665	692,431
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24			1,005	1,295,442
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25			515	536,376
3.550%	01/15/24			1,545	1,652,872
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19			7,325	7,274,553
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19			5,470	5,499,210

					50,466,402

Electric — 0.5%
AES Corp.,
Sr. Unsec’d. Notes
4.202%(c)	06/01/19			519	518,999
4.875%	05/15/23	(a)		815	830,281
5.500%	03/15/24			245	255,106

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	$1,316,433
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,600,719
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,194,577
6.125%	04/01/36	(a)	2,600	3,340,251
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,567,600
6.000%	01/15/22		375	387,656
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,741	2,672,475
5.750%	01/15/25	(a)	6,275	5,882,813
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27		1,030	1,059,613
4.875%	01/15/24		910	961,188
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,471,291
6.150%	09/15/17		2,300	2,320,827
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	750,470
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,735,178
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	(a)	10,725	11,060,156
7.375%	11/01/22	(a)	590	582,625
7.625%	11/01/24	(a)	3,100	3,007,000
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		660	667,260
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(c)	09/24/73		900	1,071,000
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,685	1,721,465
Sr. Unsec’d. Notes
2.450%	04/15/21		553	551,480
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	559,703
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/27		1,650	1,669,181
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,328,175
Mexico Generadora de Energia S de RL (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,067	2,131,571

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	$5,641,307
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	(a)	815	823,150
7.250%	05/15/26		1,450	1,500,750
7.625%	01/15/18		662	681,860
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,537,252
6.050%	03/01/34		3,100	4,000,203
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,547,432
Southern Co. (The),
Jr. Sub. Notes
5.500%(c)	03/15/57		342	360,719
Sr. Unsec’d. Notes
2.950%	07/01/23		4,595	4,565,546
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		6,325	6,330,553
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27		8,320	8,555,007

				95,758,872

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24		6,155	6,217,713
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	586,587
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,839,020

				12,643,320

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		1,355	1,389,241
SBA Tower Trust,
First Mortgage, 144A^
2.877%	07/15/46		1,505	1,501,915

				2,891,156

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	2,043,120
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		973	1,052,056
Gtd. Notes, 144A
6.000%	04/01/25		400	424,000

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (continued)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	$2,239,125
5.375%	04/15/26		410	447,839
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		245	268,888
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		3,825	4,073,625

				10,548,653

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,256,599

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25		1,245	1,157,849
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		2,105	2,070,794
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
7.250%	06/01/21		1,920	1,919,040
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
8.250%	02/01/20		1,850	1,850,000
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(g)
5.750%	06/15/25	(a)	1,380	1,297,200
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		3,185	3,048,207
3.500%	07/15/22		4,005	4,129,107
4.375%	06/01/46		8,140	7,971,779
6.500%	02/09/40		2,070	2,589,558
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47		1,265	1,219,342
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		2,370	2,426,288
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,125,359
1.782%(c)	10/28/19		10,890	10,933,908
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		1,870	1,865,325
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	670	651,575

				46,255,331

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		860	$865,593
5.150%	05/15/46		4,780	5,327,281

				6,192,874

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	89,812
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,219,966

				1,309,778

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		7,360	7,431,672

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		3,005	3,270,828
4.900%	11/30/46		10,455	11,515,534
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		19,280	19,340,944
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,861,939
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		4,275	4,447,120
4.375%	03/15/35		1,690	1,845,930
4.625%	03/15/45		2,824	3,178,228

				45,460,523

Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		1,190	1,230,906
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,423,576
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,341,776
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	945,713
Centene Corp., Sr.
Unsec’d. Notes
4.750%	05/15/22		2,245	2,343,219
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,800	1,572,750
8.000%	11/15/19	(a)	3,200	3,216,000
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	640	648,000

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
6.250%	03/31/23		1,070	$1,104,615
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	2,621,204
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,537,500
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	918,188
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	634,582
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,300	2,426,040
5.875%	05/01/23		6,000	6,532,500
Sr. Sec’d. Notes
4.750%	05/01/23		4,030	4,261,725
5.000%	03/15/24		600	635,250
5.250%	04/15/25		2,800	3,010,000
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		785	805,606
5.750%	09/15/25		2,712	2,854,380
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		985	1,026,524
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,965,497
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	1,702,227
NYU Hospitals Center,
Sec’d. Notes
4.368%	07/01/47		9,675	10,108,140
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,299,379
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17		2,000	2,000,052
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	219,606
6.250%	11/01/18		2,600	2,743,000
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	5,500	5,500,000
8.125%	04/01/22	(a)	1,700	1,804,125
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	999,325
3.375%	04/15/27		6,305	6,442,525
3.950%	10/15/42		2,790	2,827,690

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	$1,053,063

				80,754,683

Home Builders — 0.0%
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		1,750	1,839,688
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		2,100	2,155,125
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		3,075	3,182,625

				7,177,438

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		1,150	1,168,688

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
3.000%	06/26/27		14,815	14,619,072
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,372,846

				16,991,918

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,893,441
4.200%	04/01/26		1,595	1,693,550
5.500%	04/01/46		3,400	4,093,722

				13,680,713

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		1,070	1,081,308
4.000%	10/15/46		1,240	1,221,777
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		7,542	7,759,451
4.375%	01/15/55		1,125	1,082,483
6.250%	05/01/36		3,700	4,628,833
6.400%	12/15/20		1,830	2,070,823
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,056,157
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		2,915	3,289,519
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45		1,245	1,365,149

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22			796	$883,605
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	2,551,411
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35			3,900	4,876,240
6.500%	05/01/42			2,000	2,589,374
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.625%	12/12/26			660	662,755
7.000%	06/15/40			1,625	2,182,330
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49			700	726,754
6.400%	12/15/66			3,000	3,465,000
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			2,420	3,147,934
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			4,300	4,401,949
4.900%	09/15/44			1,375	1,539,013
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21			1,295	1,307,337

					51,889,202

Internet — 0.0%
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27		EUR	2,800	3,249,994
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25			405	423,857

					3,673,851

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26			699	754,046

Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	(a)		690	738,299
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21			1,010	1,070,600
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21			1,490	1,557,050

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging (continued)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,000	$1,010,000
5.250%	03/31/20		900	952,875
6.000%	03/15/23		600	661,500
8.625%	02/01/19		1,600	1,760,000

				7,750,324

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	529,470

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,186,368
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		4,525	4,708,828
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		3,850	3,941,438
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17		544	550,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		650	670,719
5.250%	09/30/22		16,680	17,170,392
5.750%	01/15/24	(a)	2,000	2,107,500
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		1,830	1,921,500
5.375%	05/01/25		560	596,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		2,300	2,342,389
5.125%	12/15/21		300	305,250
6.375%	09/15/20		842	858,840
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		1,090	1,292,035
6.484%	10/23/45		4,485	5,382,955
6.834%	10/23/55		345	420,499
Sr. Sec’d. Notes, 144A
5.375%	05/01/47		1,150	1,216,636
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	5,892,660
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34		3,000	3,176,856
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		2,225	2,280,625
5.875%	11/15/24		475	506,811
7.750%	07/01/26		675	799,875

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45			2,475	$2,380,898
6.125%	01/31/46			200	222,242
Myriad International Holdings BV (South Africa),
Gtd. Notes
6.375%	07/28/17			900	900,446
Gtd. Notes, 144A
6.000%	07/18/20			600	648,000
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			400	434,000
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)		2,830	2,914,900
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19			2,300	2,537,252
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25			3,870	3,861,203
3.800%	02/15/27			15	15,101
3.875%	01/15/26			1,550	1,576,259
4.050%	12/15/23	(a)		7,530	7,933,284
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,650	1,985,940
Sr. Sec’d. Notes, 144A
5.500%	01/15/23			846	877,725
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(g)
5.125%	05/15/23			2,500	2,524,200
5.125%	02/15/25			930	921,863
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34			513	509,847
5.250%	04/01/44			685	685,973
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,900	2,009,250
Gtd. Notes, 144A
5.375%	06/15/24			1,395	1,473,469
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25		EUR	3,850	4,591,910
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			760	776,150

					98,109,288

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			1,865	2,260,397
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			3,000	3,624,797
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43			955	1,105,116

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Mining (continued)
Gtd. Notes, 144A
6.250%(c)	10/19/75	(a)		2,025	$2,207,249
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42			1,500	1,491,390
5.875%	04/23/45			4,000	4,276,363

					14,965,312

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A(g)
5.000%	03/15/22	(a)		1,000	1,032,499
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25		EUR	6,825	7,688,855
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22			3,005	3,117,327
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32			1,475	2,021,731
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27			1,045	1,055,687

					14,916,099

Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18			2,000	2,078,035
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			14,515	14,430,523
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.625%	11/20/18			4,995	5,003,656
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25			6,000	7,741,458
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18			2,512	2,527,823
2.400%	10/26/22			4,700	4,597,427
4.375%	02/11/20			2,200	2,325,299

					38,704,221

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	(a)		2,275	2,460,549

Oil & Gas — 0.8%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31			2,450	3,061,581
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)		3,000	2,930,475
4.623%(s)	10/10/36			3,000	1,236,855
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42			1,150	1,205,439

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
6.000%	01/15/37		3,627	$4,196,363
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,039,154
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/15/37		3,250	3,035,230
5.400%	06/15/47	(a)	1,700	1,586,763
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		2,315	2,289,912
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		1,300	1,275,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	5,000	4,969,215
5.000%	06/15/45	(a)	3,259	3,292,375
5.600%	07/15/41		1,560	1,620,183
7.950%	04/15/32		1,900	2,477,366
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31		700	908,370
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,100,739
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	930,953
6.510%	03/07/22		1,100	1,213,467
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		4,395	4,608,760
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,425	1,410,180
4.750%	04/19/27		900	882,090
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18		4,550	4,813,354
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	4,104,713
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	550,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		9,940	10,015,822
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		2,897	2,751,571
5.000%	09/15/20		275	274,313
Gtd. Notes, 144A
5.500%	01/15/23	(a)	810	767,475
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	8,825	9,298,770
5.050%	11/15/44		870	893,507
5.250%	11/15/43		2,000	2,072,244

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
5.875%	06/01/24		525	$581,781
6.000%	03/01/41		1,420	1,588,964
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		325	335,238
7.375%	01/17/27		2,815	2,978,270
8.375%	05/23/21		6,575	7,359,924
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,733,313
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22		325	322,272
Gtd. Notes
3.500%	01/30/23		5,900	5,655,150
4.500%	01/23/26		975	947,729
5.500%	01/21/21		1,750	1,835,750
6.500%	06/02/41		2,570	2,552,010
Gtd. Notes, 144A
5.375%	03/13/22		1,540	1,621,235
6.500%	03/13/27		980	1,052,765
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	2,000	2,055,874
4.875%	02/21/28	EUR	1,430	1,700,693
Gtd. Notes, MTN
6.875%	08/04/26		810	897,480
Phillips 66,
Gtd. Notes
4.875%	11/15/44		600	643,145
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18		3,090	3,213,767
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	821,531
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,227,960
Shell International Finance BV (Netherlands),
Gtd. Notes
1.578%(c)	09/12/19		13,685	13,746,624
2.000%	11/15/18		6,000	6,038,538
4.000%	05/10/46		2,600	2,567,279
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		1,203	1,540,491
6.850%	06/01/39		605	806,766
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		480	469,555
9.375%	03/15/19		1,052	1,177,260
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		2,000	2,224,580

				151,508,808

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25			6,440	$6,751,007

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK
7.125%	09/15/23			990	1,056,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22			1,515	1,555,148
4.625%	05/15/23			3,055	3,130,122
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	650	839,839
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22			1,750	1,907,192

					8,489,026

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22			1,310	1,322,323
3.200%	11/06/22			515	528,214
3.600%	05/14/25			1,505	1,535,196
4.500%	05/14/35			2,530	2,668,227
4.700%	05/14/45			4,190	4,452,466
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22			7,788	8,028,003
3.800%	03/15/25			1,100	1,137,784
4.550%	03/15/35			1,610	1,718,398
4.750%	03/15/45			438	472,807
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24		EUR	1,225	1,497,440
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.400%	03/19/20			13,020	13,103,081
2.950%	03/19/22			1,000	1,017,754
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27			5,925	5,718,366
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,122	2,283,079
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
3.000%	11/15/20			2,360	2,420,810
Mylan NV,
Gtd. Notes
3.000%	12/15/18			2,580	2,614,825
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A(g)
7.625%	05/15/21	(a)		1,200	1,275,000
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			13,690	13,530,361

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)	1,290	$1,225,085
4.100%	10/01/46	(a)	410	377,643
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	(a)	1,500	1,449,375
6.125%	04/15/25	(a)	410	346,963
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		170	178,288
7.000%	03/15/24		330	346,913
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		1,741	2,250,620

				71,499,021

Pipelines — 0.3%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,378,000
7.500%	10/15/20		400	447,000
Energy Transfer LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,617,897
4.150%	10/01/20		6,835	7,098,872
4.900%	03/15/35		340	330,616
5.150%	03/15/45		855	830,697
5.300%	04/15/47	(a)	535	529,299
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		1,630	1,660,160
6.125%	10/15/39		1,000	1,198,762
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(g)
6.375%	03/30/38		1,771	1,888,315
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	725,912
Gtd. Notes, 144A
5.625%	11/15/23		7,350	8,132,400
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	298,664
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,900,309
6.850%	10/15/37		3,550	4,339,410
8.625%	03/01/19		915	1,006,530
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,237,820
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	2,615	2,644,678
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,955,340
4.900%	01/15/45		700	700,919
5.100%	09/15/45		4,200	4,351,208

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (continued)
5.400%	03/04/44			3,260	$3,443,222
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24	(a)		450	471,563

					49,187,593

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20			7,825	7,931,334
3.375%	10/15/26	(a)		2,000	1,956,781
3.400%	02/15/19			3,485	3,557,816
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21			2,000	2,053,696
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24			290	298,700
5.375%	03/15/27	(a)		945	983,981
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22			1,000	1,048,234
5.250%	03/15/21	(a)		1,305	1,413,378
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	(a)		4,150	4,175,938
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,225	4,922,815
5.250%	08/01/26			835	868,058
5.500%	05/01/24			341	356,345
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22			4,487	4,554,601
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23			1,265	1,309,275
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23			1,640	1,630,268
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20			5,425	5,520,827

					42,582,047

Retail — 0.2%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18			7,460	7,467,833
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20			5,000	5,090,490
3.875%	07/20/25			5,696	5,922,393
5.125%	07/20/45			2,350	2,694,028
5.300%	12/05/43			310	357,251
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22			5,135	5,212,631

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
5.875%	12/16/36			3,600	$4,689,562
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22			1,200	1,284,000
6.750%	07/01/36			1,070	1,027,200
6.875%	11/01/35			1,710	1,650,150
8.500%	06/15/19			750	833,438
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.750%	10/15/24			1,160	1,187,550
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45			2,598	2,896,419
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)		1,230	1,076,250
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)		347	308,829
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		EUR	3,360	4,088,762
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)		400	392,750
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		2,300	2,354,625

					48,534,161

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23			740	747,894
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22			4,700	4,742,009
3.875%	01/15/27			4,675	4,800,758
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23			5,460	5,889,975
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,545	1,615,761
5.625%	11/01/24			570	611,325

					18,407,722

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21			3,000	2,967,714
2.850%	10/15/18			2,100	2,124,774
3.625%	10/15/20			2,810	2,943,596
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			5,140	5,486,950
Sr. Sec’d. Notes, 144A
5.000%	01/15/24			940	966,724
5.375%	08/15/23			550	574,750

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		810	$834,358
3.950%	08/08/56		1,155	1,155,165
4.100%	02/06/37		8,345	8,988,583
4.450%	11/03/45		5,030	5,596,735
4.500%	02/06/57		1,210	1,332,208
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	7,134,747
4.300%	07/08/34		1,295	1,405,089
Quintiles Ims, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/24	EUR	2,150	2,547,819

				44,059,212

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		4,485	4,409,159
3.950%	01/15/25		3,690	3,760,778
4.500%	05/15/35		2,715	2,670,995
4.750%	05/15/46		4,890	4,795,154
4.800%	06/15/44		2,530	2,507,341
5.150%	03/15/42		2,370	2,420,227
5.250%	03/01/37		6,670	7,106,065
5.450%	03/01/47		1,330	1,431,778
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30		735	1,117,554
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		480	478,800
6.000%	06/15/25		2,245	2,396,538
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	199,388
5.500%	06/15/24		3,540	3,684,928
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.717%(c)	09/19/19		3,500	3,501,603
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		1,000	1,052,500
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,093,339
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		2,175	2,305,500
7.000%	08/15/20		625	687,500
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,335	2,685,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		1,865	1,881,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,300	$1,394,250
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	850	1,208,663
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47		1,070	1,155,313
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25		1,250	1,312,500
6.000%	04/15/24		985	1,053,950
6.375%	03/01/25		670	724,438
6.500%	01/15/26		3,460	3,818,975
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		4,485	4,328,725
4.522%	09/15/48		2,555	2,417,265
4.672%	03/15/55		1,873	1,753,480
4.862%	08/21/46		993	993,169
5.012%	08/21/54		310	305,076
5.250%	03/16/37		6,560	7,051,941

				79,703,461

Textiles — 0.1%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22		4,175	4,240,259
3.700%	04/01/27		8,855	9,131,648

				13,371,907

Transportation — 0.0%
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,181,329
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,790,990

				3,972,319

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
3.300%	04/01/21		5,490	5,639,976

TOTAL CORPORATE BONDS (cost $1,873,288,496)				1,927,773,464

FOREIGN GOVERNMENT BONDS — 1.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		1,895	2,027,649
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		300	319,200
5.625%	02/26/44		1,170	1,278,810
7.375%	09/18/37		800	1,028,800
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		5,770	5,618,538
Dominican Republic International Bond (Dominican Republic),

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes
7.500%	05/06/21		6,300	$6,961,499
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	663,000
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		2,000	2,152,586
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		2,000	2,563,040
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	1,004,754
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN
2.375%	06/04/25		2,000	1,943,639
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25		800	777,456
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/31	EUR	2,960	2,675,948
3.000%(c)	02/24/32	EUR	2,410	2,152,193
3.000%(c)	02/24/35	EUR	1,795	1,531,939
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	390,000	3,427,700
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY	300,000	2,663,733
4.125%	02/19/18		1,480	1,500,809
5.375%	03/25/24		510	574,115
5.750%	11/22/23		1,300	1,486,477
6.375%	03/29/21		9,308	10,466,846
7.625%	03/29/41		1,374	2,047,260
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,680	2,092,795
Sr. Unsec’d. Notes, 144A
8.500%	10/12/35		100	143,952
Sr. Unsec’d. Notes, MTN
2.875%	07/08/21	EUR	1,005	1,230,624
3.750%	06/14/28	EUR	9,620	12,034,713
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18		2,200	2,186,862
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		3,000	3,515,610
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	580,177
1.750%	07/31/18		1,500	1,499,699
2.125%	06/01/20		1,600	1,599,818
2.250%	02/24/20		2,000	2,008,648
2.500%	06/01/22		3,800	3,817,096
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/12/17		21,300	21,283,833
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18		5,000	5,024,949
Sr. Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
2.125%	04/13/21			1,600	$1,576,366
2.125%	10/25/23			3,200	3,097,344
2.375%	02/13/25			3,000	2,921,997
2.500%	09/12/18			3,000	3,015,582
2.625%	04/20/22			1,400	1,401,889
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, EMTN
1.500%	06/22/18			3,000	3,000,671
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20			2,000	2,263,999
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23			980	1,024,982
4.600%	01/23/46	(a)		1,390	1,356,779
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			2,400	2,402,400
6.050%	01/11/40			250	294,700
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes
1.250%	09/10/18			1,800	1,794,213
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36			1,200	1,545,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26		EUR	800	997,072
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31			1,000	1,442,424
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24			5,500	5,609,999
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, 144A
2.050%	08/17/26			5,000	4,690,939
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26			700	664,124
Unsec’d. Notes
9.625%	12/01/18			1,170	1,293,530
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22			245	246,890
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20			1,880	2,005,029
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27			3,850	3,833,041
Unsec’d. Notes, MTN
7.140%(c)	02/27/26			3,230	4,134,817
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21			2,640	3,009,468
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27		EUR	1,500	1,708,945
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
2.375%	10/26/21	3,260	$3,207,840
3.250%	10/26/26	3,740	3,708,360
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19	10,000	10,345,999
5.500%	10/26/22	2,900	3,308,604
5.850%	05/10/23	3,200	3,727,789
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18	6,000	5,992,919
2.000%	05/17/21	1,000	982,955
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21	6,200	6,094,321
2.500%	06/08/22	1,600	1,603,150
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	2,000	2,120,000
7.000%	06/05/20	2,000	2,186,860

TOTAL FOREIGN GOVERNMENT BONDS (cost $208,878,790)			210,495,764

MUNICIPAL BONDS — 0.1%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32	555	583,566

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,330	1,901,395
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	4,685	6,068,387
Los Angeles Department of Water & Power,
Revenue Bonds, BABs
6.008%	07/01/39	1,850	2,328,965
University of California,
Revenue Bonds
3.934%	05/15/45	340	350,067
4.131%	05/15/45	360	371,894
4.767%	05/15/2115	850	860,515

			11,881,223

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs
5.844%	11/01/50	955	1,285,468

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	582,659
Revenue Bonds, BABs
5.522%	10/01/44	1,340	1,661,131

			2,243,790

New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,512,420

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	265	$422,532

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
5.511%	12/01/45	1,815	2,262,815
6.105%	12/01/39	1,035	1,346,494

			3,609,309

TOTAL MUNICIPAL BONDS (cost $21,969,286)			22,538,308

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Alternative Loan Trust,
Series 2005-9CB, Class 1A5
1.716%(c)	05/25/35	4,985	4,153,573
Series 2005-69, Class A1
1.732%(c)	12/25/35	3,764	3,388,825
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
1.406%(c)	03/27/36	3,222	3,117,578
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36	2,058	2,055,400
Series 2015-R9, Class 1A1, 144A
1.412%(c)	12/26/46	12,870	12,641,481
Series 2015-R9, Class 2A1, 144A
1.421%(c)	02/26/37	12,070	11,476,906
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 144A
2.972%(c)	10/27/27	1,396	1,395,980
Series 2017-CRT1, Class M, 144A
3.372%(c)	10/25/28	3,162	3,163,831
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
2.666%(c)	01/25/29	3,541	3,585,670
Series 2017-C01, Class 1M2
4.766%(c)	07/25/29	1,770	1,869,206
Series 2017-C03, Class 1M2
4.216%(c)	10/25/29	2,120	2,177,126
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,116	175,925
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3
5.766%(c)	10/25/24	1,654	1,823,299
Series 2015-DNA1, Class M3
4.516%(c)	10/25/27	5,050	5,645,325
Series 2016-DNA4, Class M2
2.516%(c)	03/25/29	2,500	2,528,209
Series 2016-HQA2, Class M2
3.466%(c)	11/25/28	3,350	3,442,505
Series 2016-HQA3, Class M2
2.566%(c)	03/25/29	2,020	2,052,604
Series 2016-HQA4, Class M2
2.516%(c)	04/25/29	4,610	4,661,617
GSMSC Resecuritization Trust,

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2009-6R, Class 1A2, 144A
2.973%(c)	06/26/37		5,806	$5,279,446
Series 2015-3R, Class 2A1, 144A
1.164%(c)	10/26/36		4,845	4,706,090
Series 2015-3R, Class 2A2, 144A
1.164%(c)	10/26/36		1,600	1,359,831
Series 2015-4R, Class A1, 144A
1.164%(c)	03/26/37		1,484	1,439,701
Series 2015-4R, Class A2, 144A
1.164%(c)	03/26/37		400	341,484
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A
1.749%(c)	03/19/35		3,041	2,810,592
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
1.626%(c)	05/25/36		586	558,200
Series 2006-2, Class 2M1
1.716%(c)	08/25/36		790	726,151
LSTAR Securities Investment Ltd (Cayman Islands),
Series 2017-4, Class A, 144A
3.227%(c)	05/01/22		54,837	54,308,935
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A
3.227%(c)	05/01/22		38,797	38,393,414
Series 2016-3, Class A, 144A
3.227%(c)	09/01/21		3,650	3,651,406
Series 2017-1, Class A, 144A^
3.227%(c)	01/01/22		6,879	6,863,089
LSTAR Securities Investment Trust (Cayman Islands),
Series 2016-5, Class A1, 144A
3.227%(c)	11/01/21		3,811	3,807,995
Mortgage Repurchase Agreement Financing Trust,
Series 2016-4, Class A1, 144A^
2.317%(c)	05/10/19		16,440	16,440,000
Series 2016-5, Class A, 144A
2.287%(c)	06/10/19		2,800	2,795,318
Series 2017-1, Class A2, 144A
1.967%(c)	07/10/19		10,120	10,124,252
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.716%(c)	09/25/37		3,878	3,667,128
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 144A
1.172%(c)	08/20/56	GBP	15,500	20,247,589
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1
1.636%(c)	06/25/44		2,358	2,208,154
Series 2005-4, Class CB1
1.666%(c)	06/25/35		2,532	2,084,821
Series 2006-AR1, Class A1A
1.466%(c)	02/25/36		2,404	2,031,759

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $248,909,121)				253,200,415

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27		2,305	1,710,891

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.777%(s)	05/15/30		1,665	$1,112,971
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,127	1,136,268
2.543%(s)	12/14/29		2,100	1,430,035
3.000%	06/01/29		1,511	1,554,195
3.000%	01/01/43		1,885	1,894,610
3.000%	03/01/43		7,127	7,155,307
3.000%	06/01/46		7,440	7,428,352
3.000%	11/01/46		5,228	5,219,729
3.500%	01/01/27		600	627,836
3.500%	12/01/45		4,025	4,138,450
3.500%	05/01/46		5,364	5,514,379
3.500%	TBA		5,500	5,650,244
4.000%	09/01/40		4,129	4,360,007
4.000%	12/01/40		1,630	1,721,313
4.000%	TBA		17,250	18,141,675
6.250%	07/15/32	(hh)	3,810	5,416,075
6.750%	03/15/31	(hh)	1,800	2,604,256
Federal National Mortgage Assoc.
2.500%	04/01/28		512	517,506
2.500%	06/01/28		1,067	1,079,429
3.000%	02/01/31		5,137	5,275,613
3.000%	04/01/43		4,007	4,024,013
3.000%	05/01/43		1,262	1,267,582
3.000%	06/01/43		4,054	4,073,063
3.000%	07/01/43		1,132	1,136,256
3.000%	08/01/43		4,503	4,521,131
3.000%	08/01/43		3,047	3,061,434
3.000%	08/01/43		1,842	1,849,733
3.000%	08/01/43		348	349,838
3.000%	04/01/45		1,609	1,609,334
3.000%	04/01/45		1,133	1,133,882
3.000%	07/01/46		5,631	5,627,796
3.500%	05/01/42		11,207	11,564,592
3.500%	05/01/42		635	654,688
3.500%	11/01/45		176	180,491
3.500%	12/01/45		1,020	1,048,320
3.500%	TBA		35,500	36,460,996
4.000%	09/01/40		2,474	2,613,027
4.000%	01/01/44		6,529	6,866,656
4.000%	TBA		120,000	125,936,714
4.000%	TBA		140,000	147,169,524
4.500%	12/01/43		20,772	22,314,622
4.500%	08/01/44		587	630,110
4.500%	TBA		14,750	15,822,256
5.000%	03/01/44		636	693,818
5.000%	TBA		1,000	1,092,344
6.250%	05/15/29	(hh)(k)	8,515	11,554,523
6.625%	11/15/30	(hh)	1,340	1,915,747
7.125%	01/15/30	(hh)	1,305	1,904,924
Government National Mortgage Assoc.
3.500%	05/20/43		2,976	3,095,564
3.500%	04/20/45		13,740	14,246,740
4.500%	10/20/43		3,518	3,740,703
Iraq Government AID Bond, Gov’t. Gtd. Notes
2.149%	01/18/22		800	799,318
Residual Funding Corp. Principal Strip, Bonds
3.900%(s)	04/15/30		3,000	2,047,158

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27		930	$951,802
Tennessee Valley Authority Generic Strip, Bonds
—%(p)	03/15/33		800	464,229
2.705%(s)	09/15/30		2,480	1,601,048
Tennessee Valley Authority Principal Strip, Bonds
2.681%(s)	11/01/25		3,240	2,557,057

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $532,548,691)				530,270,174

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
2.500%	05/15/46	(k)	9,865	9,177,922
2.875%	08/15/45		2,645	2,659,775
2.875%	11/15/46	(h)	39,970	40,190,155
3.000%	11/15/44		1,355	1,398,191
3.000%	11/15/45		24,320	25,048,652
3.000%	02/15/47		28,870	29,781,195
3.125%	02/15/43		8,635	9,122,739
4.250%	11/15/40		3,505	4,404,527
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26		38,080	37,466,060
0.750%	02/15/45		6,406	6,237,776
1.000%	02/15/46		4,769	4,916,463
U.S. Treasury Notes
0.750%	10/31/17		8,670	8,660,116
0.750%	02/28/18		15,975	15,926,324
1.000%	12/31/17		21,700	21,683,009
1.125%	08/31/21		2,470	2,405,259
1.125%	09/30/21		2,855	2,777,156
1.250%	04/30/19		905	902,773
1.250%	07/31/23		15,000	14,321,490
1.375%	01/31/21		48,975	48,462,281
1.500%	08/15/26		43,895	41,064,124
1.625%	06/30/20		145	145,255
1.625%	05/31/23		8,000	7,823,752
1.625%	02/15/26		48,915	46,488,376
1.625%	05/15/26		9,430	8,940,083
1.750%	11/30/21		1,975	1,969,831
1.750%	05/31/22	(a)	8,875	8,823,001
1.750%	06/30/22		16,845	16,735,777
1.875%	01/31/22		12,700	12,715,875
1.875%	03/31/22		1,085	1,085,636
1.875%	04/30/22		59,455	59,443,406
2.000%	08/31/21		11,600	11,701,952
2.000%	10/31/21		2,360	2,378,899
2.000%	11/30/22	(k)	3,980	3,988,394
2.000%	05/31/24		2,620	2,598,917
2.000%	02/15/25		12,320	12,151,080
2.000%	08/15/25		4,000	3,932,032
2.000%	11/15/26		4,945	4,821,761
2.125%	08/15/21	(k)	51,000	51,717,162
2.125%	09/30/21	(hh)(k)	18,390	18,640,711
2.125%	05/15/25		48,500	48,194,984
2.250%	11/15/24		6,000	6,033,048
2.250%	11/15/25		9,121	9,123,234
2.375%	08/15/24		1,265	1,284,271
2.375%	05/15/27		3,660	3,683,160

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.125%	05/15/21		18,400	$19,358,806
U.S. Treasury Strips Coupon
0.196%(s)	11/15/18		1,000	982,169
0.999%(s)	08/15/19		3,000	2,909,703
1.390%(s)	11/15/20		6,700	6,331,312
1.456%(s)	08/15/22		6,600	5,959,906
1.872%(s)	05/15/31	(hh)	1,600	1,110,878
1.889%(s)	08/15/29	(hh)	1,600	1,175,507
1.995%(s)	05/15/23		3,100	2,744,424
2.100%(s)	11/15/35	(hh)	3,200	1,931,379
2.132%(s)	11/15/28	(hh)	3,180	2,390,466
2.161%(s)	05/15/29	(hh)	7,710	5,707,220
2.251%(s)	08/15/40	(hh)	3,200	1,637,782

TOTAL U.S. TREASURY OBLIGATIONS (cost $732,300,761)				723,266,136

TOTAL LONG-TERM INVESTMENTS (cost $16,178,077,974)				17,257,159,446

	Shares
SHORT-TERM INVESTMENTS — 17.6%
AFFILIATED MUTUAL FUNDS — 17.0%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	2,736,504,324	2,736,504,324
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $617,775,988; includes $617,268,691 of cash collateral for securities on loan)(b)(w)	617,656,140	617,717,906

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,354,280,312)		3,354,222,230

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.576%	07/13/17		15,200	15,196,732
0.800%	07/13/17		18,800	18,795,958
0.920%	09/21/17	(k)	33,000	32,928,621
0.945%	09/21/17	(k)	35,000	34,924,295
0.960%	09/21/17	(k)	2,100	2,095,458

TOTAL U.S. TREASURY OBLIGATIONS (cost $103,951,932)				103,941,064

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Interest Rate Swaptions,
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		46,920	$4,969
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		46,920	190,912
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		340,000	31,111
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		340,000	521,278
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		142,800	66,045
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		214,250	99,091
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		142,800	738,328
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		214,250	1,107,750
S&P 500 Index Futures,
expiring 05/12/22, Strike Price $2,390.00			130	5,302,776

				8,062,260

Put Options — 0.0%
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	5,835	36,683

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	8,840	$11,915
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	5,835	35,265
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	8,840	16,661
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		13,240	420,182
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		13,240	38,666
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		12,100	402,987
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,140	37,967
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		12,100	40,142
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,140	3,782
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		13,240	458,954

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	26,500	$918,601
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	13,240	48,689
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	26,500	97,451

			2,567,945

TOTAL OPTIONS PURCHASED (cost $12,172,154)			10,630,205

TOTAL SHORT-TERM INVESTMENTS (cost $3,470,404,398)			3,468,793,499

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.1% (cost $19,648,482,372)			20,725,952,945

OPTIONS WRITTEN* — (0.0)%
Call Options — (0.0)%
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	142,800	(196,250)
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	214,250	(294,443)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	142,800	(270,634)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase	214,250	(406,046)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group	93,840	(62,778)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	340,000	(120,909)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		340,000	$(150,805)

				(1,501,865)

Put Options — (0.0)%
Interest Rate Swaptions,
Receive a fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	8,840	(41,199)
Receive a fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	8,840	(45,196)
Receive a fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	5,835	(8,166)
Receive a fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	5,835	(10,005)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		13,240	(190,787)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		12,100	(188,229)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,140	(17,735)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		13,240	(219,277)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		26,500	(438,884)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		13,240	(80,661)

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	12,100	$(81,930)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	1,140	(7,719)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	13,240	(97,677)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	26,500	(195,502)

			(1,622,967)

TOTAL OPTIONS WRITTEN (premiums received $4,921,266)			(3,124,832)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.1% (cost $19,643,561,106)			20,722,828,113
Liabilities in excess of other assets(z) — (5.1)%			(1,007,644,990)

NET ASSETS — 100.0%			$19,715,183,123

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $36,569,422 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $600,060,238; cash collateral of $617,268,691 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $31,160,310 is 0.2% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
608	2 Year U.S. Treasury Notes	Sep. 2017	$131,584,500	$131,394,501	$(189,999)
10,446	5 Year U.S. Treasury Notes	Sep. 2017	1,233,632,735	1,230,914,208	(2,718,527)
2,559	10 Year U.S. Treasury Notes	Sep. 2017	322,291,125	321,234,469	(1,056,656)
255	10 Year U.S. Ultra Treasury Notes	Sep. 2017	34,571,219	34,377,188	(194,031)
648	20 Year U.S. Treasury Bonds	Sep. 2017	98,683,187	99,589,500	906,313
1,644	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	267,055,477	272,698,500	5,643,023
248	CAC40 10 Euro	Jul. 2017	14,817,004	14,492,679	(324,325)
37	DAX Index.	Sep. 2017	13,417,962	13,015,967	(401,995)
210	FTSE 100 Index.	Sep. 2017	20,368,725	19,809,386	(559,339)
3,938	Mini MSCI EAFE Index	Sep. 2017	370,963,151	372,062,240	1,099,089
6,762	S&P 500 E-Mini Index	Sep. 2017	821,042,039	818,506,290	(2,535,749)
660	TOPIX Index	Sep. 2017	94,101,318	94,562,347	461,029

					128,833

Short Positions:
571	2 Year U.S. Treasury Notes	Sep. 2017	123,574,328	123,398,454	175,874
7	5 Year Euro-Bobl	Sep. 2017	1,063,424	1,052,950	10,474
99	10 Year Euro-Bund.	Sep. 2017	18,640,096	18,303,139	336,957
79	20 Year U.S. Treasury Bonds	Sep. 2017	12,274,001	12,141,313	132,688

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued):
62	Euro Schatz. DUA Index	Sep. 2017	$7,941,373	$7,920,483	$20,890
					676,883

					$805,716

Securities with combined market values of $14,802,626 and $69,948,374 have been segregated with Citigroup Global Markets and Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	58,434	$528,814	$520,175	$(8,639)
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	5,660	304,552	309,832	5,280
Expiring 08/08/17	Goldman Sachs & Co.	MXN	5,746	311,385	314,527	3,142
Expiring 08/08/17	UBS AG	MXN	5,746	311,310	314,526	3,216

				$1,456,061	$1,459,060	2,999

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 07/27/17	Bank of America	GBP	8,771	$11,272,814	$11,434,928	$(162,114)
Expiring 07/27/17	Citigroup Global Markets	GBP	12,700	16,283,508	16,556,509	(273,001)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	48,468	53,235,162	55,442,258	(2,207,096)
Expiring 07/27/17	Citigroup Global Markets	EUR	10,332	11,777,874	11,818,858	(40,984)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	1,481	1,695,865	1,694,009	1,856
Expiring 07/27/17	JPMorgan Chase	EUR	5,600	6,127,498	6,405,767	(278,269)
Expiring 07/27/17	JPMorgan Chase	EUR	2,800	3,065,521	3,202,883	(137,362)
Expiring 07/27/17	JPMorgan Chase	EUR	1,721	1,878,627	1,968,823	(90,196)
Hungarian Forint,
Expiring 07/21/17	Citigroup Global Markets	HUF	128,843	442,743	476,914	(34,171)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	624	170,555	178,953	(8,398)
Japanese Yen,
Expiring 07/27/17	JPMorgan Chase	JPY	318,365	2,802,115	2,834,050	(31,935)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	1,586	401,251	428,015	(26,764)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	9,274	664,860	707,940	(43,080)

				$109,818,393	$113,149,907	(3,331,514)

						$(3,328,515)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity^	07/28/17	1.500%	636	$848	$—	$848	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (continued):
Ameriquest Home Equity^	07/28/17	1.500%	589	$785	$—	$785	Goldman Sachs & Co.
Ameriquest Home Equity^	07/28/17	1.500%	418	556	—	556	Goldman Sachs & Co.
Ameriquest Home Equity^	07/28/17	1.500%	403	537	—	537	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust^	07/31/17	1.500%	167	215	—	215	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust^	07/31/17	1.500%	125	161	—	161	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	07/28/17	1.500%	1,035	1,378	—	1,378	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	07/28/17	1.500%	310	413	—	413	Goldman Sachs & Co.
Chase Mortgage^	07/28/17	1.500%	1,268	1,690	—	1,690	Goldman Sachs & Co.
Chase Mortgage^	07/28/17	1.500%	1,164	1,550	—	1,550	Goldman Sachs & Co.
Chase Mortgage^	07/28/17	1.500%	426	567	—	567	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	07/31/17	1.500%	389	502	—	502	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	1,300	1,677	—	1,677	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	1,258	1,623	—	1,623	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	1,164	1,502	—	1,502	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	465	600	—	600	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	339	437	—	437	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	290	374	—	374	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	220	284	—	284	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	197	254	—	254	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	174	224	—	224	Goldman Sachs & Co.
COMM Mortgage Trust^	07/31/17	1.500%	135	174	—	174	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate^	07/31/17	1.500%	291	375	—	375	Goldman Sachs & Co.
Countrywide Home Equity^	07/28/17	1.500%	407	543	—	543	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/03/17	1.500%	1,021	1,446	—	1,446	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/03/17	1.500%	1,003	1,416	—	1,416	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	07/03/17	1.500%	416	589	—	589	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/31/17	1.500%	1,190	1,535	—	1,535	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (continued):
GS Mortgage Securities Trust^	07/31/17	1.500%	986	$1,272	$—	$1,272	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/31/17	1.500%	501	646	—	646	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/31/17	1.500%	245	316	—	316	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/31/17	1.500%	226	292	—	292	Goldman Sachs & Co.
GS Mortgage Securities Trust^	07/31/17	1.500%	177	228	—	228	Goldman Sachs & Co.
GSAMP Home Equity^	07/28/17	1.500%	381	508	—	508	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	07/31/17	1.500%	657	847	—	847	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	07/31/17	1.500%	180	232	—	232	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	07/31/17	1.500%	80	103	—	103	Goldman Sachs & Co.
Lehman Home Equity^	07/28/17	1.500%	1,004	1,337	—	1,337	Goldman Sachs & Co.
LNR CDO Ltd.^	07/11/17	1.500%	5,148	6,431	—	6,431	Goldman Sachs & Co.
Long Beach Home Equity^	07/28/17	1.500%	774	1,031	—	1,031	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	07/31/17	1.500%	1,465	1,890	—	1,890	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	07/31/17	1.500%	301	388	—	388	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	07/31/17	1.500%	264	341	—	341	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	07/31/17	1.500%	214	276	—	276	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	07/31/17	1.500%	118	152	—	152	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust^	07/31/17	1.500%	151	195	—	195	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	07/31/17	1.500%	217	280	—	280	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	07/31/17	1.500%	142	183	—	183	Goldman Sachs & Co.

				$39,203	$—	$39,203

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%	38,500	$(2,417,800)	$(2,723,858)	$(306,058)
CDX.NA.IG.28.V1	06/20/22	1.000%	165,000	(2,573,886)	(3,121,488)	(547,602)

				$(4,991,686)	$(5,845,346)	$(853,660)

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group Inc.	12/20/20	1.000%	6,860	$0.354%	$98,074	$152,313	54,239
Anadarko Petroleum Corp.	06/20/21	1.000%	1,710	1.118%	(129,197)	(6,948)	122,249
AT&T Inc.	06/20/21	1.000%	9,080	0.561%	64,179	155,469	91,290
Barrick Gold Corp.	06/20/21	1.000%	3,450	0.496%	(90,261)	67,748	158,009
CIT Group, Inc.	06/20/18	5.000%	11,910	0.124%	753,000	588,039	(164,961)
Devon Energy Corp.	06/20/20	1.000%	550	0.586%	(45,467)	6,791	52,258
Eastman Chemical Co.	06/20/21	1.000%	5,050	0.298%	47,756	138,452	90,696
Ford Motor Co.	06/20/21	5.000%	17,000	0.867%	2,943,341	2,686,519	(256,822)
General Motors Co.	06/20/19	5.000%	4,525	0.275%	506,238	426,366	(79,872)

					$4,147,663	$4,214,749	$67,086

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Husky Energy Inc.	06/20/20	1.000%	2,380	0.803%	$14,403	$(98,009)	$112,412	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	5,700	0.815%	12,295	(436,888)	449,183	Morgan Stanley
Republic of Italy	09/20/20	1.000%	10,650	1.154%	(47,125)	49,411	(96,536)	JPMorgan Chase

					$(20,427)	$(485,486)	$465,059

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Currency swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
10,606	3 Month LIBOR	EUR	9,500	3 Month EURIBOR minus 37 bps	JP Morgan Chase	10/17/17	$(211,042)	$(1)	$(211,041)
2,483	3 Month LIBOR plus 54.24 bps	JPY	300,000	0.155% 3 Month LIBOR	JP Morgan Chase	10/26/17	(177,642)	—	(177,642)
14,510	3 Month LIBOR	GBP	11,585	minus 16.75bps	JP Morgan Chase	02/13/19	(545,521)	(2)	(545,519)

							$(934,205)	$(3)	$(934,202)

Forward rate agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreements:
1,719,400	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(408,137)	$(408,137)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	69,842	01/04/21	0.000%	1 Day BROIS(2)	$—	$260,769	$260,769
BRL	45,133	01/04/21	0.000%	1 Day BROIS(2)	—	51,814	51,814
BRL	35,249	01/04/21	0.000%	1 Day BROIS(2)	—	22,463	22,463
BRL	34,017	01/04/21	0.000%	1 Day BROIS(2)	—	109,757	109,757
EUR	7,300	09/20/21	(0.353)%	1 Day EONIA(1)	—	121,452	121,452
EUR	3,900	06/20/24	(0.050)%	1 Day EONIA(1)	—	119,869	119,869
EUR	11,570	02/23/26	0.324%	1 Day EONIA(1)	(188,531)	224,618	413,149
MXN	108,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(214)	(295,156)	(294,942)
MXN	160,235	12/09/26	7.780%	28 Day Mexican interbank rate(2)	184,715	406,235	221,520
NZD	33,040	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	16,635	16,635
	89,910	08/19/17	0.524%	1 Day USOIS(1)	—	187,876	187,876
	368,205	09/09/17	0.539%	1 Day USOIS(1)	48,880	877,960	829,080
	88,420	10/21/17	0.590%	1 Day USOIS(1)	—	246,954	246,954
	87,240	11/01/17	0.639%	1 Day USOIS(1)	—	218,513	218,513
	172,470	11/14/17	0.675%	1 Day USOIS(1)	(15,704)	417,890	433,594
	86,340	11/22/17	0.716%	1 Day USOIS(1)	—	188,979	188,979
	96,160	01/07/18	1.093%	1 Day USOIS(1)	—	25,161	25,161
	7,011,750	01/31/18	1.278%	1 Day USOIS(1)	(46,500)	63,379	109,879
	63,660	02/21/18	0.941%	1 Day USOIS(1)	—	105,214	105,214
	25,085	09/30/18	0.747%	1 Day USOIS(1)	—	187,695	187,695
	31,805	10/07/18	1.253%	1 Day USOIS(1)	—	3,986	3,986
	86,560	11/17/18	1.080%	1 Day USOIS(1)	—	268,865	268,865
	130,130	11/18/18	0.911%	1 Day USOIS(1)	(7,470)	639,124	646,594
	1,790	02/28/19	1.625%	3 Month LIBOR(1)	—	(10,119)	(10,119)
	20,422	03/31/19	1.431%	1 Day USOIS(1)	—	(17,324)	(17,324)
	20,412	03/31/19	1.431%	1 Day USOIS(1)	—	(17,052)	(17,052)
	8,450	03/11/20	1.824%	3 Month LIBOR(1)	—	(67,547)	(67,547)
	22,370	04/04/20	— (3)	— (3)	—	(5,017)	(5,017)
	142,970	05/31/20	1.683%	3 Month LIBOR(1)	—	142,610	142,610

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
12,000	07/31/21	2.290%	3 Month LIBOR(1)	$—	$(293,392)	$(293,392)
37,775	11/30/21	1.762%	3 Month LIBOR(2)	—	(248,396)	(248,396)
11,615	04/04/22	—(4)	—(4)	—	5,081	5,081
16,640	05/31/23	1.395%	3 Month LIBOR(1)	—	582,922	582,922
16,640	05/31/23	1.394%	3 Month LIBOR(1)	—	583,958	583,958
16,060	05/31/23	1.513%	3 Month LIBOR(1)	—	455,006	455,006
14,210	05/31/23	1.578%	3 Month LIBOR(1)	(27,343)	349,054	376,397
6,180	05/31/23	1.584%	3 Month LIBOR(1)	—	150,073	150,073
55,082	11/15/23	2.209%	3 Month LIBOR(1)	—	(575,905)	(575,905)
85,009	02/15/24	2.151%	3 Month LIBOR(1)	(108,121)	(387,930)	(279,809)
72,675	02/15/24	2.183%	3 Month LIBOR(1)	(125,964)	(479,601)	(353,637)
68,695	02/15/24	2.167%	3 Month LIBOR(1)	(181,091)	(382,293)	(201,202)
47,150	02/15/24	2.115%	3 Month LIBOR(1)	115,343	(109,357)	(224,700)
12,650	09/01/24	2.117%	3 Month LIBOR(1)	—	16,459	16,459
360	04/28/26	1.809%	3 Month LIBOR(1)	—	11,377	11,377
33,681	02/15/27	1.824%	1 Day USOIS(1)	299,494	473,165	173,671
13,780	05/08/27	2.309%	3 Month LIBOR(1)	—	(78,006)	(78,006)
15,940	05/03/32	2.434%	3 Month LIBOR(2)	—	53,320	53,320
46,830	02/15/36	2.338%	3 Month LIBOR(2)	(287,995)	(1,187,539)	(899,544)
12,610	05/03/37	2.508%	3 Month LIBOR(1)	—	(46,739)	(46,739)
4,585	02/15/42	1.369%	1 Day USOIS(1)	—	720,324	720,324
2,935	09/27/46	1.380%	1 Day USOIS(1)	—	507,661	507,661

				$(340,501)	$4,614,845	$4,955,346

Securities with a combined market value of $43,042,585 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts as of June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives 6 Month LIBOR.

(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives 3 Month LIBOR plus 11.75 bps.

Total return swap agreement outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreement:
Credit Suisse First Boston Corp.	01/12/41	2,485	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on IOS.FN30.450.10 Index	$11,107	$(5,431)	$16,538

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,417,994,840	$2,564,373,453	$5,231

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks	$5,978,527	$19,045,949	$—
Unaffiliated Exchange Traded Funds	27,420,164	—	—
Asset-Backed Securities
Automobiles	—	72,058,161	—
Collateralized Loan Obligations	—	446,002,659	—
Consumer Loans	—	92,187,206	—
Credit Cards	—	35,745,424	—
Home Equity Loans	—	65,053,218	—
Residential Mortgage-Backed Securities	—	87,912,688	11,250,000
Student Loans	—	20,890,075	—
Bank Loans	—	24,731,787	—
Commercial Mortgage-Backed Securities	—	698,965,803	—
Corporate Bonds	—	1,925,801,565	1,971,899
Foreign Government Bonds	—	210,495,764	—
Municipal Bonds	—	22,538,308	—
Residential Mortgage-Backed Securities	—	229,897,326	23,303,089
U.S. Government Agency Obligations	—	530,270,174	—
Affiliated Mutual Funds	3,354,222,230	—	—
U.S. Treasury Obligations	—	827,207,200	—
Options Purchased	—	10,630,205	—
Options Written	—	(3,124,832)	—
Other Financial Instruments*
Futures Contracts	805,716	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,328,515)	—
Centrally Cleared Credit Default Swap Agreements	—	(786,574)	—
OTC Credit Default Swap Agreements	—	(20,427)	39,203
OTC Currency Swap Agreements	—	(934,205)	—
Centrally Cleared Forward Rate Swap Agreements	—	(408,137)	—
Centrally Cleared Interest Rate Swap Agreements	—	4,955,346	—
OTC Total Return Swap Agreements	—	11,107	—

Total	$12,806,421,477	$7,880,170,728	$36,569,422

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	17.0%
Banks	7.5
U.S. Treasury Obligations	4.2
Commercial Mortgage-Backed Securities	3.5
Pharmaceuticals	3.0
Insurance	2.8
Software	2.7
U.S. Government Agency Obligations	2.7
Equity Real Estate Investment Trusts (REITs)	2.4
Oil, Gas & Consumable Fuels	2.3
Collateralized Loan Obligations	2.2
Chemicals	2.0
Health Care Equipment & Supplies	1.9
Machinery	1.9
Semiconductors & Semiconductor Equipment	1.8
Residential Mortgage-Backed Securities	1.8
Internet Software & Services	1.7
Technology Hardware, Storage & Peripherals	1.7

IT Services	1.6%
Biotechnology	1.6
Hotels, Restaurants & Leisure	1.5
Media	1.5
Capital Markets	1.4
Food Products	1.4
Health Care Providers & Services	1.4
Electronic Equipment, Instruments & Components	1.3
Automobiles	1.2
Aerospace & Defense	1.2
Foreign Government Bonds	1.1
Specialty Retail	1.0
Household Durables	1.0
Electric Utilities	0.9
Metals & Mining	0.9
Beverages	0.9
Food & Staples Retailing	0.9
Diversified Telecommunication Services	0.9
Oil & Gas	0.8
Construction & Engineering	0.7
Electrical Equipment	0.7
Industrial Conglomerates	0.7
Textiles, Apparel & Luxury Goods	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Diversified Financial Services	0.7%
Road & Rail	0.6
Internet & Direct Marketing Retail	0.6
Real Estate Management & Development	0.6
Tobacco	0.6
Trading Companies & Distributors	0.5
Wireless Telecommunication Services	0.5
Electric	0.5
Gas Utilities	0.5
Consumer Loans	0.5
Containers & Packaging	0.5
Commercial Services & Supplies	0.4
Healthcare-Services	0.4
Household Products	0.4
Telecommunications	0.4
Auto Components	0.4
Multiline Retail	0.4
Airlines	0.4
Communications Equipment	0.4
Life Sciences Tools & Services	0.4
Consumer Finance	0.3
Home Equity Loans	0.3
Personal Products	0.3
Professional Services	0.3
Multi-Utilities	0.3
Auto Manufacturers	0.3
Retail	0.3
Energy Equipment & Services	0.3
Pipelines	0.3
Building Products	0.2
Foods	0.2
Healthcare-Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Air Freight & Logistics	0.2
Construction Materials	0.2
Distributors	0.2
Independent Power & Renewable Electricity Producers	0.2
Credit Cards	0.2
Diversified Consumer Services	0.2
Multi-National	0.2
Unaffiliated Exchange Traded Funds	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Paper & Forest Products	0.1
Municipal Bonds	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1

Student Loans	0.1%
Computers	0.1
Household Products/Wares	0.1
Commercial Services	0.1
Mining	0.1
Miscellaneous Manufacturing	0.1
Auto Parts & Equipment	0.1
Housewares	0.1
Transportation Infrastructure	0.1
Textiles	0.1
Electronics	0.1
Leisure Products	0.1
Agriculture	0.1
Entertainment	0.1
Trucking & Leasing	0.1
Packaging & Containers	0.0	*
Options Purchased	0.0	*
Lodging	0.0	*
Hand/Machine Tools	0.0	*
Technology	0.0	*
Home Builders	0.0	*
Building Materials	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Marine	0.0	*
Transportation	0.0	*
Internet	0.0	*
Engineering & Construction	0.0	*
Water Utilities	0.0	*
Options Purchased	0.0	*
Office/Business Equipment	0.0	*
Apparel	0.0	*
Consumer Cyclical – Services	0.0	*
Gas	0.0	*
Environmental Control	0.0	*
Home Furnishings	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*

	105.1
Options Written	(0.0	)*

Liabilities in excess of other assets	(5.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	$568,741	*	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	$1,355,315	*
Credit contracts	Premiums paid for OTC swap agreements	49,411		Premiums received for OTC swap agreements	534,897

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$600,798		Unrealized depreciation on OTC swap agreements	$96,536
Equity contracts	Due from/to broker-variation margin futures	1,560,118	*	Due from/to broker-variation margin futures	3,821,408	*
Equity contracts	Unaffiliated investments	5,302,776		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	13,494		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,342,009
Interest rate contracts	Due from/to broker-variation margin futures	7,226,219	*	Due from/to broker-variation margin futures	4,159,213	*
Interest rate contracts	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	8,568,677	*	Due from/to broker-variation margin swaps and centrally cleared forward rate agreements	4,021,468	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	5,434
Interest rate contracts	Unaffiliated investments	5,327,429		Options written outstanding, at value	3,124,832
Interest rate contracts	Unrealized appreciation on OTC swap agreements	16,538		Unrealized depreciation on OTC swap agreements	934,202

Total		$29,234,201			$21,395,314

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$—	$(4,130,191)	$(4,130,191)
Equity contracts	466,015	2,216,359	—	79,738,418	—	—	—	82,420,792
Foreign exchange contracts	—	—	—	—	(821,294)	—	—	(821,294)
Interest rate contracts	—	(366,237)	123,374	24,722,006	—	178,672	(39,530)	24,618,285

Total	$466,015	$1,850,122	$123,374	$104,460,424	$(821,294)	$178,672	$(4,169,721)	$102,087,592

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$1,577,579	$1,577,579
Equity contracts	(976,204)	—	1,418,733	—	—	—	442,529
Foreign exchange contracts	—	—	—	(4,212,977)	—	—	(4,212,977)
Interest rate contracts	(1,963,609)	1,796,434	8,934,417	—	(408,137)	(6,875,374)	1,483,731

Total	$(2,939,813)	$1,796,434	$10,353,150	$(4,212,977)	$(408,137)	$(5,297,795)	$(709,138)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$6,958,288	$551,351,723	$2,628,204,352	$77,791,594	$1,614,970	$71,035,819

Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Rate Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$298,833,333	$112,272,086	$34,694,546	$1,146,266,667	$13,945,456	$4,494,723,134	$2,623,379

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$600,060,238	$(600,060,238)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	2,621,553	(1,555,725)	(1,065,828)	—
Citigroup Global Markets	47,029	(47,029)	—	—
Credit Suisse First Boston Corp.	16,538	(5,431)	—	11,107
Goldman Sachs & Co.	144,725	(104,566)	—	40,159
JPMorgan Chase	2,613,014	(2,613,014)	—	—
Morgan Stanley	561,595	(534,897)	—	26,698
UBS AG	3,216	(3,216)	—	—

	$6,007,670

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(162,114)	$—	$—	$(162,114)
Barclays Capital Group	(1,555,725)	1,555,725	—	—
Citigroup Global Markets	(2,640,823)	47,029	2,510,000	(83,794)
Credit Suisse First Boston Corp.	(5,431)	5,431	—	—
Goldman Sachs & Co.	(104,566)	104,566	—	—
JPMorgan Chase	(3,007,590)	2,613,014	394,576	—
Morgan Stanley	(534,897)	534,897	—	—
UBS AG	(26,764)	3,216	—	(23,548)

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
$(8,037,910)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $600,060,238:
Unaffiliated investments (cost $16,294,202,060)	$17,371,730,715
Affiliated investments (cost $3,354,280,312)	3,354,222,230
Foreign currency, at value (cost $23,299,774)	23,469,159
Receivable for investments sold	153,267,250
Dividends and interest receivable	47,165,185
Tax reclaim receivable	17,166,634
Receivable from manager	2,719,961
Cash segregated for counterparty – OTC	2,510,000
Due from broker-variation margin swaps and centrally cleared forward rate agreements	1,200,755
Unrealized appreciation on OTC swap agreements	617,336
Receivable from affiliate	269,311
Premiums paid for OTC swap agreements	49,411
Receivable for fund share sold	14,918
Unrealized appreciation on OTC forward foreign currency contracts	13,494
Prepaid expenses	13,432

Total Assets	20,974,429,791

LIABILITIES:
Payable to broker for collateral for securities on loan	617,268,691
Payable for investments purchased	609,872,332
Payable to custodian	10,497,248
Due to broker-variation margin futures	4,370,398
Management fees payable	3,594,933
Unrealized depreciation on OTC forward foreign currency contracts	3,342,009
Payable for fund share repurchased	3,313,358
Options written outstanding, at value (premiums received $4,921,266)	3,124,832
Accrued expenses and other liabilities	1,650,947
Unrealized depreciation on OTC swap agreements	1,030,738
Distribution fee payable	541,754
Premiums received for OTC swap agreements	540,331
Interest payable on securities sold short	52,000
Foreign capital gains tax liability accrued	38,741
Deposit due to broker – futures	7,991
Affiliated transfer agent fee payable	365

Total Liabilities	1,259,246,668

NET ASSETS	$19,715,183,123

Net assets were comprised of:
Paid-in capital	$16,062,171,923
Retained earnings	3,653,011,200

Net assets, June 30, 2017	$19,715,183,123

Net asset value and redemption price per share, $19,715,183,123 / 1,291,996,558 outstanding shares of beneficial interest.	$15.26

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $4,933,875, of which $586,829 is reimbursable by an affiliate)	$106,399,860
Interest income.	55,013,254
Affiliated dividend income	9,486,934
Income from securities lending, net (including affiliated income of $396,964)	868,071

171,768,119

EXPENSES
Management fees.	44,568,781
Distribution fee	17,994,168
Custodian and accounting fees	1,005,000
Trustees’ fees	55,000
Audit fee	27,000
Legal fees and expenses	19,000
Commitment fee on syndicated credit agreement	11,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Interest expense	723
Miscellaneous.	128,718

Total expenses	63,822,390

NET INVESTMENT INCOME (LOSS)	107,945,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,826))	536,472,900
Futures transactions	104,460,424
Options written transactions	123,374
Forward rate agreement transactions	178,672
Swap agreements transactions	(4,169,721)
Foreign currency transactions	(1,816,194)

635,249,455

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(51,760)) (net of change in foreign capital gains taxes $(38,741))	118,951,378
Futures	10,353,150
Options written	1,796,434
Forward rate agreements	(408,137)
Swap agreements	(5,297,795)
Foreign currencies	(2,685,205)

122,709,825

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	757,959,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$865,905,009

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$107,945,729	$150,005,667
Net realized gain (loss) on investment and foreign currency transactions	635,249,455	126,588,378
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	122,709,825	656,248,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	865,905,009	932,842,503

FUND SHARE TRANSACTIONS:
Fund share sold [20,314,549 and 200,599,147 shares, respectively]	299,563,607	2,619,169,879
Net asset value of shares issued in merger [495,971,032 and 0 shares, respectively]	7,479,269,216	—
Fund share repurchased [16,289,727 and 240,600,748 shares, respectively]	(243,993,642)	(3,037,748,830)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	7,534,839,181	(418,578,951)

CAPITAL CONTRIBUTIONS	—	3,750,026

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,400,744,190	518,013,578
NET ASSETS:
Beginning of period	11,314,438,933	10,796,425,355

End of period	$19,715,183,123	$11,314,438,933

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 61.0%	Shares	Value
Australia — 0.5%
AusNet Services	1,182,694	$1,576,924
Beach Energy Ltd.	1,277,206	563,757
CSR Ltd.	418,266	1,359,363
Downer EDI Ltd.	406,918	2,004,433
Fortescue Metals Group Ltd.	1,304,418	5,221,697
JB Hi-Fi Ltd.(a)	123,520	2,218,613
Metcash Ltd.*	740,000	1,365,117
OceanaGold Corp.	61,294	184,808
Primary Health Care Ltd.	349,492	977,457
Wesfarmers Ltd.	338,061	10,424,088

		25,896,257

Austria — 0.1%
ams AG*	21,000	1,362,731
Schoeller-Bleckmann Oilfield Equipment AG*	16,975	1,112,118
UNIQA Insurance Group AG	23,600	219,951
Wienerberger AG	93,200	2,120,229

		4,815,029

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	40,270	4,447,771
Melexis NV	1,646	135,160

		4,582,931

Bermuda — 0.1%
Aspen Insurance Holdings Ltd.	24,479	1,220,278
Triton International Ltd.	31,587	1,056,269

		2,276,547

Brazil — 0.1%
Banco Bradesco SA	101,860	852,292
Banco do Brasil SA	217,300	1,759,180
Banco Santander Brasil SA, UTS	45,500	344,866
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	17,455	103,321
Cia de Saneamento de Minas Gerais-COPASA	34,400	418,980
Cosan Ltd. (Class A Stock)	148,084	949,218
Cosan SA Industria e Comercio	108,000	1,124,368
JBS SA	122,200	243,079
MRV Engenharia e Participacoes SA	305,700	1,242,030
Sao Martinho SA	35,700	185,025

		7,222,359

Canada — 1.8%
Alimentation Couche-Tard, Inc. (Class B Stock)	187,846	9,004,093
Bank of Nova Scotia (The)(a)	211,045	12,695,574
BCE, Inc.	93,449	4,208,376
Bonavista Energy Corp.	37,706	78,796
Canadian Imperial Bank of Commerce	41,821	3,398,762
Canadian Natural Resources Ltd.	224,299	6,472,292
Canadian Tire Corp. Ltd. (Class A Stock)	38,759	4,410,301
CCL Industries, Inc. (Class B Stock)	99,490	5,033,574
CGI Group, Inc. (Class A Stock)*	88,327	4,513,068
Cogeco Communications, Inc.	24,174	1,476,575
Empire Co. Ltd. (Class A Stock)	24,723	421,709

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
Enbridge Income Fund Holdings, Inc.	2,274	$56,447
Enercare, Inc.	3,781	57,496
Fortis, Inc.	38,495	1,353,024
Genworth MI Canada, Inc.(a)	31,678	871,585
H&R Real Estate Investment Trust, UTS	9,903	168,156
Magna International, Inc.	221,420	10,256,554
Mercer International, Inc.(a)	98,477	1,132,486
Metro, Inc.	121,642	4,003,455
National Bank of Canada	124,252	5,224,754
Norbord, Inc.	3,967	123,495
Open Text Corp.	4,325	136,507
PrairieSky Royalty Ltd.	4,355	99,170
Pure Industrial Real Estate Trust	22,293	118,273
Restaurant Brands International, Inc.	6,144	384,246
Royal Bank of Canada	163,846	11,896,776
Saputo, Inc.	3,226	102,616
Seven Generations Energy Ltd. (Class A Stock)*	6,754	115,674
Shaw Communications, Inc. (Class B Stock)	30,693	669,575
Suncor Energy, Inc.	88,102	2,574,171
Teck Resources Ltd. (Class B Stock)	50,329	872,452
TFI International, Inc.	53,647	1,157,084
TMX Group Ltd.	16,640	905,397
Transcontinental, Inc. (Class A Stock)	80,128	1,587,978
WSP Global, Inc.	9,801	406,687

		95,987,178

China — 1.0%
Agricultural Bank of China Ltd. (Class H Stock)	2,543,000	1,201,869
Alibaba Group Holding Ltd., ADR*(a)	45,747	6,445,752
BAIC Motor Corp. Ltd. (Class H Stock), 144A	190,000	184,259
Baidu, Inc., ADR*	1,755	313,899
Bank of China Ltd. (Class H Stock)	4,303,000	2,110,049
Bank of Communications Co. Ltd. (Class H Stock)	2,285,000	1,612,003
BYD Electronic International Co. Ltd.	232,500	460,871
China Biologic Products, Inc.*(a)	9,867	1,115,958
China Communications Services Corp. Ltd. (Class H Stock)	480,000	276,494
China Construction Bank Corp. (Class H Stock)	2,711,000	2,108,199
China Everbright Bank Co. Ltd. (Class H Stock)	1,258,000	587,864
China Merchants Bank Co. Ltd. (Class H Stock)	651,500	1,963,218
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,146,000	1,143,029
China Mobile Ltd.	32,500	344,559
China Mobile Ltd., ADR(a)	20,371	1,081,496
China Petroleum & Chemical Corp. (Class H Stock)	3,102,000	2,428,871
China Power International Development Ltd.	1,969,000	698,664
China Southern Airlines Co. Ltd. (Class H Stock)	244,000	206,220
Chinasoft International Ltd.*	540,000	286,083
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,850,000	1,247,685

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
CIFI Holdings Group Co. Ltd.	566,000	$251,725
Geely Automobile Holdings Ltd.	330,000	711,247
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	866,000	1,518,889
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	846,800	1,316,820
Hollysys Automation Technologies Ltd.(a)	15,242	253,170
Hua Hong Semiconductor Ltd., 144A	193,000	261,776
Huaneng Renewables Corp. Ltd. (Class H Stock)	476,000	146,832
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,783,000	3,902,847
NetEase, Inc., ADR	9,768	2,936,554
Nexteer Automotive Group Ltd.*	1,413,000	2,213,545
Shenzhen Expressway Co. Ltd. (Class H Stock)	678,000	617,072
Shenzhen Investment Ltd.	602,000	265,903
Sichuan Expressway Co. Ltd. (Class H Stock)	338,000	138,852
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,214,000	1,184,787
Sinopharm Group Co. Ltd. (Class H Stock)	263,200	1,189,114
Springland International Holdings Ltd.	1,022,000	201,641
Tencent Holdings Ltd.	262,000	9,399,240
Tianneng Power International Ltd.	740,000	607,188
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	262,000	382,549
Xtep International Holdings Ltd.	448,500	172,938
Yuzhou Properties Co. Ltd.	903,000	533,866
Zhejiang Expressway Co. Ltd. (Class H Stock)	514,000	671,412
Zhongsheng Group Holdings Ltd.	351,000	654,556

		55,349,565

Colombia — 0.0%
Almacenes Exito SA	31,398	157,635
Corp. Financiera Colombiana SA	15,246	133,075
Grupo Aval Acciones y Valores SA, ADR	19,409	160,707

		451,417

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	135,575	453,921

Denmark — 0.9%
Ambu A/S (Class B Stock)(a)	40,925	2,638,398
Coloplast A/S (Class B Stock)	67,026	5,602,393
Danske Bank A/S	238,593	9,179,409
DSV A/S	143,605	8,820,814
GN Store Nord A/S	41,600	1,214,678
Novo Nordisk A/S (Class B Stock)	242,638	10,425,496
OW Bunker A/S*^(g)	53,469	—
SimCorp A/S	105,297	6,376,696
TDC A/S	519,617	3,021,776

		47,279,660

Egypt — 0.0%
Commercial International Bank Egypt SAE, GDR (original cost $250,537; purchased 11/22/16-11/23/16)(f)	59,377	262,019

COMMON STOCKS (continued)	Shares	Value
Faroe Islands — 0.0%
Bakkafrost P/F	38,634	$1,454,781

Finland — 0.1%
Amer Sports OYJ*	45,200	1,130,545
Huhtamaki OYJ	51,759	2,038,306
Nokian Renkaat OYJ	36,181	1,497,662
Outotec OYJ*(a)	182,900	1,259,425

		5,925,938

France — 2.2%
Atos SE	38,000	5,331,814
AXA SA	82,407	2,256,584
BNP Paribas SA	102,413	7,373,007
Bureau Veritas SA	160,276	3,547,785
Capgemini SE	69,947	7,225,717
Cie Generale des Etablissements Michelin	64,360	8,565,952
Credit Agricole SA	116,496	1,876,563
Dassault Systemes SE	37,064	3,324,309
Eiffage SA	37,707	3,425,349
Europcar Groupe SA, 144A	59,074	865,239
Ingenico Group SA	44,721	4,055,639
Interparfums SA	56,865	2,153,673
Ipsen SA	20,973	2,869,906
Korian SA(a)	37,947	1,294,832
Legrand SA	59,653	4,168,646
L’Oreal SA	20,274	4,227,432
LVMH Moet Hennessy Louis Vuitton SE	21,361	5,341,445
Nexity SA*	49,800	2,890,353
Orange SA	643,736	10,245,024
Orpea	20,249	2,257,520
Sartorius Stedim Biotech	36,254	2,810,376
Societe BIC SA	35,803	4,251,310
SPIE SA	47,158	1,416,527
Teleperformance	18,301	2,346,596
Thales SA	15,801	1,700,575
TOTAL SA	206,104	10,232,470
Ubisoft Entertainment SA*	42,780	2,428,677
Valeo SA	92,980	6,255,608
Virbac SA*	6,500	1,043,476

		115,782,404

Germany — 2.2%
Aareal Bank AG	36,700	1,457,186
alstria office REIT-AG	103,664	1,401,906
Aurubis AG	32,624	2,566,415
Bayerische Motoren Werke AG	26,504	2,465,070
Bechtle AG	17,300	2,224,269
Brenntag AG	45,225	2,622,790
CANCOM SE(a)	34,007	2,070,965
Daimler AG	142,307	10,321,358
Deutsche Lufthansa AG	186,957	4,260,675
Deutsche Pfandbriefbank AG, 144A	108,300	1,339,406
Deutsche Post AG	143,273	5,378,229
Deutsche Telekom AG	589,439	10,624,645
Fresenius SE & Co. KGaA	77,729	6,673,278
GRENKE AG	6,500	1,446,923
Hannover Rueck SE	22,262	2,673,973
Hella KGaA Hueck & Co.	31,200	1,538,673
Infineon Technologies AG	543,615	11,546,718
Jenoptik AG	95,800	2,518,457

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
LEG Immobilien AG	33,836	$3,184,953
Merck KGaA	71,184	8,613,191
MTU Aero Engines AG	11,200	1,582,415
Rational AG	4,564	2,433,708
Salzgitter AG	33,800	1,379,403
SAP SE	159,901	16,737,089
Scout24 AG, 144A	45,335	1,667,601
Software AG	40,441	1,773,752
Stroeer SE & Co. KGaA(a)	33,455	2,008,811
Symrise AG	41,382	2,936,071
Talanx AG	27,340	1,022,679
TLG Immobilien AG	89,992	1,841,883
Volkswagen AG	10,185	1,581,894

		119,894,386

Ghana — 0.0%
Tullow Oil PLC*(a)	886,438	1,742,571

Hong Kong — 0.3%
China High Speed Transmission Equipment Group Co. Ltd.	138,000	151,050
CK Hutchison Holdings Ltd.	214,036	2,686,055
CLP Holdings Ltd.	389,500	4,118,708
Man Wah Holdings Ltd.	1,042,800	936,089
Pou Sheng International Holdings Ltd.	1,989,000	356,624
Skyworth Digital Holdings Ltd.	1,802,000	1,118,840
Tongda Group Holdings Ltd.	1,390,000	414,692
WH Group Ltd., 144A	1,804,000	1,821,628
Wheelock & Co. Ltd.	160,000	1,206,816
Xinyi Glass Holdings Ltd.*	942,000	932,415
Yue Yuen Industrial Holdings Ltd.	325,000	1,347,935

		15,090,852

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	220,756	385,433
MOL Hungarian Oil & Gas PLC	6,825	536,051
OTP Bank PLC	11,824	395,743

		1,317,227

India — 0.0%
Tata Motors Ltd., ADR	19,436	641,582
Wipro Ltd., ADR(a)	74,008	384,842

		1,026,424

Indonesia — 0.0%
Adaro Energy Tbk PT	1,471,100	174,045
Gudang Garam Tbk PT	28,900	169,935
Telekomunikasi Indonesia Persero Tbk PT, ADR	27,062	911,178

		1,255,158

Ireland — 0.5%
AerCap Holdings NV*	109,611	5,089,239
Dalata Hotel Group PLC*	327,404	1,804,153
Glanbia PLC	70,495	1,383,554
Kerry Group PLC (Class A Stock)	47,240	4,069,790
Kingspan Group PLC	175,442	6,024,840
Origin Enterprises PLC	109,302	796,646
Prothena Corp. PLC*(a)	4,556	246,571

COMMON STOCKS (continued)	Shares	Value
Ireland (continued)
Ryanair Holdings PLC, ADR*	53,966	$5,807,281

		25,222,074

Israel — 0.0%
Kornit Digital Ltd.*(a)	48,358	935,727

Italy — 0.3%
BPER Banca	168,000	841,467
Buzzi Unicem SpA	60,400	1,506,076
De’ Longhi SpA	142,130	4,458,757
DiaSorin SpA	10,100	776,400
FinecoBank Banca Fineco SpA	250,800	1,976,932
OVS SpA, 144A	113,900	810,955
Recordati SpA	83,259	3,376,331
Unipol Gruppo Finanziario SpA	456,396	2,002,486
Yoox Net-A-Porter Group SpA*(a)	57,699	1,598,804

		17,348,208

Japan — 2.7%
Aisin Seiki Co. Ltd.	136,800	7,032,426
Bandai Namco Holdings, Inc.	175,400	5,992,953
Coca-Cola Bottlers Japan, Inc.	92,700	2,684,185
COMSYS Holdings Corp.	127,900	2,640,784
ITOCHU Corp.	567,900	8,455,422
JXTG Holdings, Inc.	1,290,000	5,644,411
Maeda Corp.	288,000	3,178,103
Maeda Road Construction Co. Ltd.	54,000	1,078,106
Marubeni Corp.	1,006,900	6,523,357
Matsumotokiyoshi Holdings Co. Ltd.	48,800	2,779,857
Mitsubishi Corp.	392,700	8,254,955
Mitsubishi Gas Chemical Co., Inc.	174,300	3,702,028
Mitsubishi UFJ Financial Group, Inc.	559,000	3,770,482
Mitsui & Co. Ltd.	617,500	8,840,029
Mitsui Engineering & Shipbuilding Co. Ltd.	1,379,000	1,975,909
Mizuho Financial Group, Inc.	5,274,800	9,671,207
NHK Spring Co. Ltd.	254,100	2,682,789
Nippo Corp.	38,000	764,770
Nippon Light Metal Holdings Co. Ltd.	665,000	1,582,907
Nippon Telegraph & Telephone Corp.	203,700	9,615,476
Nishimatsu Construction Co. Ltd.	300,000	1,593,188
Nissan Motor Co. Ltd.	689,500	6,884,612
Nisshin Steel Co. Ltd.	161,800	1,778,228
Seiko Epson Corp.	122,000	2,722,113
Seino Holdings Co. Ltd.	143,500	1,913,062
Sekisui House Ltd.	309,900	5,477,049
Sojitz Corp.	1,812,200	4,461,057
Sumitomo Corp.	614,000	8,006,667
Sumitomo Mitsui Financial Group, Inc.	199,500	7,789,371
Tokai Rika Co. Ltd.	72,000	1,332,032
Toyoda Gosei Co. Ltd.	58,100	1,392,160
Yamada Denki Co. Ltd.	741,400	3,686,275
Yokohama Rubber Co. Ltd. (The)(a)	141,000	2,842,445

		146,748,415

Luxembourg — 0.0%
APERAM SA	37,700	1,750,631

Malaysia — 0.1%
AirAsia Bhd	1,841,800	1,394,348
Bermaz Auto Bhd	407,820	190,949
Hong Leong Financial Group Bhd	132,000	516,356

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Malaysia (continued)
MISC Bhd	98,800	$171,842
Sunway Bhd	203,010	185,465
Tenaga Nasional Bhd	370,000	1,218,989
Top Glove Corp. Bhd	520,900	697,627

		4,375,576

Mexico — 0.1%
Alpek SAB de CV	244,800	293,510
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	69,700	785,379
Grupo Lala SAB de CV	88,600	162,420
Industrias Bachoco SAB de CV, ADR(a)	21,826	1,265,471
Industrias Bachoco SAB de CV (Class B Stock)	41,700	199,048
Vitro SAB de CV (Class A Stock)	149,700	629,031

		3,334,859

Monaco — 0.0%
Scorpio Tankers, Inc.(a)	243,086	965,051

Netherlands — 1.0%
Aalberts Industries NV	52,122	2,074,057
Amsterdam Commodities NV	33,537	1,091,845
ASM International NV	12,800	744,370
ASML Holding NV	49,433	6,443,742
ASR Nederland NV	68,252	2,302,368
BE Semiconductor Industries NV	52,268	2,795,064
Brunel International NV	43,913	613,329
Flow Traders, 144A(a)	21,178	584,417
Fugro NV, CVA*	63,800	947,129
IMCD Group NV	30,700	1,663,249
ING Groep NV	577,461	9,968,597
Koninklijke Ahold Delhaize NV	159,908	3,052,208
Koninklijke Volkerwessels NV*	30,427	846,913
NN Group NV	39,695	1,408,503
OCI NV*(a)	60,200	1,325,538
Royal Dutch Shell PLC (Class A Stock)	330,316	8,783,094
Royal Dutch Shell PLC (Class B Stock)	282,715	7,589,922
TomTom NV*(a)	182,300	1,744,624

		53,978,969

New Zealand — 0.1%
Air New Zealand Ltd.	858,748	2,051,896
Z Energy Ltd.	158,838	919,463

		2,971,359

Norway — 0.2%
DNB ASA	313,296	5,333,799
Grieg Seafood ASA	71,000	494,498
Leroy Seafood Group ASA	160,000	868,915
Marine Harvest ASA*	241,188	4,126,536
Petroleum Geo-Services ASA*	406,300	707,892
Salmar ASA	41,404	1,026,289

		12,557,929

Panama — 0.0%
Copa Holdings SA (Class A Stock)(a)	7,314	855,737

Philippines — 0.0%
DMCI Holdings, Inc.	638,150	178,336

COMMON STOCKS (continued)	Shares	Value
Philippines (continued)
San Miguel Corp.	36,270	$74,746

		253,082

Puerto Rico — 0.0%
First BanCorp.*	136,075	787,874

Russia — 0.1%
LUKOIL PJSC, ADR	9,313	455,165
Magnitogorsk Iron & Steel Works PJSC, GDR (original cost $41,894; purchased 12/11/15-12/14/15)(f)	11,995	88,763
MegaFon PJSC, GDR (original cost $203,391; purchased 07/01/16)(f)	18,924	173,740
MMC Norilsk Nickel PJSC, ADR(a)	10,925	150,000
Mobile TeleSystems PJSC, ADR	175,257	1,468,654
RusHydro PJSC, ADR (original cost $149,865; purchased 07/01/16)(f)	159,989	205,757
Severstal PJSC, GDR (original cost $86,233; purchased 12/11/15)(f)	9,403	123,096
United Co. RUSAL PLC	455,000	223,285
X5 Retail Group NV, GDR (original cost $846,105; purchased 12/11/15-11/23/16)*(f)	31,372	1,087,129

		3,975,589

Singapore — 0.0%
Accordia Golf Trust, UTS	121,900	63,300
Croesus Retail Trust, UTS	113,500	97,249
Wing Tai Holdings Ltd.	174,300	252,023

		412,572

South Africa — 0.1%
AVI Ltd.	97,751	709,908
Clicks Group Ltd.	69,821	746,220
Fortress Income Fund Ltd. (Class A Stock)	141,460	185,550
Investec Ltd.	36,297	267,527
Liberty Holdings Ltd.	132,428	1,138,906
Naspers Ltd. (Class N Stock)	3,420	673,510
Raubex Group Ltd.	96,887	178,076
Redefine Properties Ltd., REIT	178,601	143,634
Sappi Ltd.	166,261	1,106,431
SPAR Group Ltd. (The)	35,309	416,071
Super Group Ltd.*	95,631	269,117
Tiger Brands Ltd.	23,660	665,213
Tsogo Sun Holdings Ltd.	86,584	148,349

		6,648,512

South Korea — 0.4%
Daelim Industrial Co. Ltd.	11,480	893,384
Doosan Heavy Industries & Construction Co. Ltd.	6,724	123,176
GS Holdings Corp.	14,707	876,582
Hanil Cement Co. Ltd.	2,251	226,401
Hanwha Chemical Corp.	57,907	1,528,089
Hanwha General Insurance Co. Ltd.	20,743	153,569
KB Financial Group, Inc.	12,290	620,525

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Korea Electric Power Corp.	34,853	$1,242,847
Korea Electric Power Corp., ADR(a)	82,245	1,477,943
Korea Petrochemical Ind Co. Ltd.	3,103	686,623
LG Chem Ltd.	2,260	575,110
Lotte Chemical Corp.	878	264,257
LS Corp.	6,438	410,417
S&T Motiv Co. Ltd.	3,897	172,065
Samsung Electronics Co. Ltd.	4,903	10,212,076
Samsung Electronics Co. Ltd., GDR (original cost $604,653; purchased 04/30/13-10/29/15)(f)	957	993,458
S-Oil Corp.	3,607	298,849
Woori Bank	60,692	977,681

		21,733,052

Spain — 0.6%
Aena SA, 144A	35,356	6,904,136
Amadeus IT Group SA	114,781	6,861,133
Cia de Distribucion Integral Logista Holdings SA	48,554	1,277,819
CIE Automotive SA	56,688	1,303,264
Iberdrola SA	487,315	3,861,698
Industria de Diseno Textil SA	120,324	4,621,053
Mapfre SA	506,742	1,773,708
Melia Hotels International SA	156,914	2,350,171
Merlin Properties Socimi SA, REIT	96,400	1,219,525
Repsol SA	230,413	3,532,487
Unicaja Banco SA*	633,477	846,527

		34,551,521

Sweden — 1.7%
AAK AB(a)	17,900	1,307,603
Assa Abloy AB (Class B Stock)	282,121	6,218,363
Atlas Copco AB (Class A Stock)	200,685	7,716,696
Bilia AB (Class A Stock)	67,956	671,797
BioGaia AB (Class B Stock)	45,196	1,837,082
Boliden AB	326,247	8,917,942
Castellum AB	143,045	2,101,540
Elekta AB (Class B Stock)	223,979	2,119,679
Essity AB (Class B Stock)*	339,129	9,278,578
Hexagon AB (Class B Stock)	139,336	6,619,806
Hexpol AB	264,116	2,883,590
Indutrade AB	69,370	1,590,101
JM AB	65,139	2,307,846
NetEnt AB	224,872	1,964,930
Nibe Industrier AB (Class B Stock)(a)	81,300	767,942
Nordea Bank AB	307,570	3,917,344
Peab AB	35,646	432,483
Scandi Standard AB	154,300	1,119,031
Skandinaviska Enskilda Banken AB (Class A Stock)	443,789	5,372,793
Skanska AB (Class B Stock)	108,277	2,571,140
Svenska Cellulosa AB SCA (Class B Stock)	339,129	2,565,513
Swedbank AB (Class A Stock)	298,238	7,278,754
Tobii AB*(a)	243,500	1,137,889
Trelleborg AB (Class B Stock)	248,483	5,673,704
Vitrolife AB	44,300	2,784,262
Wallenstam AB (Class B Stock)(a)	227,800	2,196,684

		91,353,092

COMMON STOCKS (continued)	Shares	Value
Switzerland — 1.5%
Bucher Industries AG	5,060	$1,591,919
Chocoladefabriken Lindt & Spruengli AG	434	2,516,072
Cie Financiere Richemont SA	99,013	8,193,212
Galenica AG, 144A*	17,399	816,514
Georg Fischer AG	2,992	2,902,178
Interroll Holding AG	2,105	2,810,630
Julius Baer Group Ltd.*	45,450	2,401,407
Lonza Group AG*	45,217	9,794,734
Nestle SA	28,188	2,458,492
Novartis AG	116,155	9,702,033
OC Oerlikon Corp. AG*	135,500	1,783,266
Partners Group Holding AG	8,821	5,477,052
Roche Holding AG	22,303	5,698,749
Sunrise Communications Group AG, 144A*	17,000	1,340,404
Swiss Life Holding AG*	21,879	7,401,054
Swiss Re AG	124,828	11,439,584
u-blox Holding AG*	4,270	801,547
VAT Group AG, 144A*	19,840	2,468,074

		79,596,921

Taiwan — 0.4%
Accton Technology Corp.	169,000	430,652
AmTRAN Technology Co. Ltd.	249,000	171,376
Chicony Power Technology Co. Ltd.	160,000	332,237
China Motor Corp.	297,000	278,668
Elite Material Co. Ltd.	371,000	1,797,937
First Financial Holding Co. Ltd.	1,146,000	766,293
Formosa Chemicals & Fibre Corp.	332,000	1,041,547
Hon Hai Precision Industry Co. Ltd.	608,544	2,339,238
Hon Hai Precision Industry Co. Ltd., GDR (original cost $176,876; purchased 12/11/15-07/01/16)(f)	36,817	283,491
Inventec Corp.	198,000	161,263
King Yuan Electronics Co. Ltd.	415,000	424,648
Lite-On Technology Corp.	712,836	1,170,067
Mitac Holdings Corp.	610,896	779,567
Powertech Technology, Inc.*	187,000	576,848
Sinbon Electronics Co. Ltd.	126,307	298,146
St. Shine Optical Co. Ltd.	14,000	292,905
Taiwan Cooperative Financial Holding Co. Ltd.	780,000	414,050
Taiwan Semiconductor Manufacturing Co. Ltd.	1,242,000	8,485,609
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,683	163,718
Tong Yang Industry Co. Ltd.	76,000	141,078
Tripod Technology Corp.	99,000	315,341
United Microelectronics Corp.	962,000	466,898
Win Semiconductors Corp.	224,801	1,233,512
Wistron Corp.	1,071,340	1,089,026

		23,454,115

Thailand — 0.1%
Airports of Thailand PCL	924,000	1,285,222
GFPT PCL	148,400	84,750
PTT Global Chemical PCL	250,500	505,722
PTT PCL	106,500	1,159,994
Siam Cement PCL (The)	33,700	497,784
Thai Union Group PCL (Class F Stock)	71,300	44,287

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thailand (continued)
Thanachart Capital PCL	313,100	$423,980
Tisco Financial Group PCL	165,000	369,149

		4,370,888

Turkey — 0.1%
Akbank TAS	359,757	1,002,073
Arcelik A/S	67,816	502,172
BIM Birlesik Magazalar A/S	30,851	571,997
Petkim Petrokimya Holding A/S	182,382	314,163
Tofas Turk Otomobil Fabrikasi A/S	84,383	693,075
Trakya Cam Sanayii A/S	210,570	231,672
Turkiye Vakiflar Bankasi TAO (Class D Stock)	779,930	1,434,051

		4,749,203

United Kingdom — 3.5%
3i Group PLC	426,312	5,012,409
accesso Technology Group PLC*	56,897	1,297,324
Anglo American PLC*	336,942	4,501,474
Ashmore Group PLC	186,000	856,118
ASOS PLC*	35,600	2,664,673
Auto Trader Group PLC, 144A	718,750	3,558,807
Bellway PLC	66,885	2,595,487
Benchmark Holdings Plc*	1,510,909	1,406,951
Berkeley Group Holdings PLC	97,241	4,088,961
Bovis Homes Group PLC	88,250	1,098,798
BP PLC	2,403,815	13,875,308
British American Tobacco PLC	141,094	9,614,606
Bunzl PLC	65,458	1,951,467
Cineworld Group PLC	16,016	146,380
Close Brothers Group PLC	10,088	198,429
Compass Group PLC	318,650	6,725,957
DCC PLC	62,665	5,706,869
Diageo PLC	95,147	2,811,777
Genus PLC	96,400	2,231,268
GlaxoSmithKline PLC	591,580	12,593,182
Halma PLC	95,107	1,362,924
Howden Joinery Group PLC	588,401	3,121,363
HSBC Holdings PLC, (QMTF)	659,666	6,123,028
IMI PLC	56,000	872,215
Indivior PLC*	378,234	1,540,147
Intermediate Capital Group PLC	140,320	1,521,692
Interserve PLC*	44,275	133,300
J Sainsbury PLC	217,059	711,971
JD Sports Fashion PLC	243,576	1,109,510
Legal & General Group PLC	1,219,860	4,104,852
Lloyds Banking Group PLC	3,973,106	3,423,946
Oxford Instruments PLC	107,594	1,468,552
Paragon Group of Cos. PLC (The)	154,299	858,291
Persimmon PLC	230,420	6,729,798
Prudential PLC	486,025	11,156,165
Reckitt Benckiser Group PLC	124,421	12,613,009
Rightmove PLC	43,020	2,380,454
Rotork PLC	1,311,858	4,021,821
RPC Group PLC	134,675	1,319,903
RSA Insurance Group PLC	158,571	1,272,033
Senior PLC	831,100	2,540,389
Smiths Group PLC	142,915	2,971,493
Spectris PLC	50,514	1,660,727

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC	47,762	$3,331,071
St. James’s Place PLC	317,256	4,890,060
Tate & Lyle PLC	415,586	3,581,694
Telit Communications PLC	268,000	1,088,696
TP ICAP PLC	116,100	706,506
Unilever NV, CVA	111,225	6,139,833
Vesuvius PLC	158,600	1,096,013
Whitbread PLC	55,127	2,848,941
WPP PLC	363,778	7,659,997

		187,296,639

United States — 38.1%
2U, Inc.*(a)	11,794	553,374
3M Co.	5,216	1,085,919
AAR Corp.	23,713	824,264
AbbVie, Inc.	133,391	9,672,181
ABM Industries, Inc.	3,995	165,872
Accenture PLC (Class A Stock)	9,079	1,122,891
ACCO Brands Corp.*	80,000	931,999
Acorda Therapeutics, Inc.*	33,775	665,368
Activision Blizzard, Inc.	38,964	2,243,157
Advanced Energy Industries, Inc.*	11,720	758,167
Aetna, Inc.	55,792	8,470,899
AGNC Investment Corp., REIT	152,318	3,242,850
Air Lease Corp.(a)	17,751	663,177
Air Transport Services Group, Inc.*	51,123	1,113,459
Aircastle Ltd.	66,662	1,449,899
Alarm.com Holdings, Inc.*(a)	10,778	405,576
Alaska Air Group, Inc.	37,922	3,403,879
Albemarle Corp.	56,070	5,917,628
Alexion Pharmaceuticals, Inc.*	69,400	8,443,897
Align Technology, Inc.*	12,721	1,909,677
Allergan PLC	60,823	14,785,463
Allstate Corp. (The)	110,224	9,748,211
Ally Financial, Inc.	135,596	2,833,956
Alon USA Partners LP, MLP	73,480	770,070
Alphabet, Inc. (Class A Stock)*	26,585	24,715,543
Alphabet, Inc. (Class C Stock)*	16,550	15,039,482
Altria Group, Inc.	78,212	5,824,448
Amazon.com, Inc.*	30,349	29,377,832
Amdocs Ltd.	47,303	3,049,151
Ameren Corp.	171,600	9,381,372
American Airlines Group, Inc.	3,302	166,157
American Electric Power Co., Inc.	32,034	2,225,402
American Outdoor Brands Corp.*(a)	34,219	758,293
American Railcar Industries, Inc.(a)	43,322	1,659,233
Ameris Bancorp	18,704	901,533
AmerisourceBergen Corp.(a)	70,622	6,675,898
Amgen, Inc.	118,583	20,423,550
AmTrust Financial Services, Inc.(a)	31,598	478,394
ANI Pharmaceuticals, Inc.*	11,986	560,945
Anika Therapeutics, Inc.*	2,337	115,308
Annaly Capital Management, Inc., REIT	222,397	2,679,884
Anthem, Inc.	38,361	7,216,855
Apollo Commercial Real Estate Finance, Inc., REIT(a)	2,965	55,001
Apple, Inc.	505,648	72,823,425
Applied Materials, Inc.	625,213	25,827,549
Archer-Daniels-Midland Co.	245,357	10,152,873

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Ares Commercial Real Estate Corp., REIT	61,230	$801,501
ARMOUR Residential REIT, Inc.(a)	27,278	681,950
Arrow Electronics, Inc.*	88,045	6,904,489
Aspen Technology, Inc.*	17,140	947,156
AT&T, Inc.	677,976	25,580,034
Atmos Energy Corp.	2,135	177,098
Automatic Data Processing, Inc.	21,960	2,250,022
Avangrid, Inc.	8,038	354,878
Avery Dennison Corp.	12,691	1,121,504
Banc of California, Inc.(a)	23,157	497,876
Bank of America Corp.	1,445,105	35,058,247
Bank of New York Mellon Corp. (The)	276,482	14,106,112
Baxter International, Inc.	164,812	9,977,718
Becton, Dickinson and Co.	21,281	4,152,136
Benchmark Electronics, Inc.*	2,463	79,555
Berkshire Hathaway, Inc. (Class B Stock)*	28,530	4,832,126
Berry Global Group, Inc.*	9,380	534,754
Best Buy Co., Inc.(a)	188,074	10,782,282
Big 5 Sporting Goods Corp.(a)	75,000	978,750
Big Lots, Inc.(a)	90,333	4,363,084
Biogen, Inc.*	2,315	628,198
BioMarin Pharmaceutical, Inc.*	80,035	7,268,779
BioSpecifics Technologies Corp.*	9,290	459,948
BioTelemetry, Inc.*	24,173	808,587
BlackRock, Inc.	23,555	9,949,868
Blucora, Inc.*	13,317	282,320
Bluebird Bio, Inc.*(a)	1,578	165,769
Boardwalk Pipeline Partners LP, MLP	42,965	773,800
Bob Evans Farms, Inc.(a)	12,285	882,432
Boeing Co. (The)	25,832	5,108,278
Boingo Wireless, Inc.*	100,946	1,510,152
Booz Allen Hamilton Holding Corp.	59,436	1,934,047
Boston Scientific Corp.*	120,649	3,344,390
Box, Inc. (Class A Stock)*(a)	34,187	623,571
Briggs & Stratton Corp.	21,706	523,115
Bright Horizons Family Solutions, Inc.*	11,783	909,765
Bristol-Myers Squibb Co.	86,124	4,798,829
Broadcom Ltd.	52,439	12,220,909
Broadridge Financial Solutions, Inc.	122,141	9,228,974
Brocade Communications Systems, Inc.	258,597	3,260,908
Brooks Automation, Inc.	67,289	1,459,498
Buffalo Wild Wings, Inc.*	2,495	316,117
Bunge Ltd.	10,254	764,948
BWX Technologies, Inc.	22,570	1,100,288
CA, Inc.	3,453	119,025
Cabot Corp.	9,930	530,560
Cabot Microelectronics Corp.	22,403	1,654,013
Callon Petroleum Co.*(a)	49,988	530,373
Cal-Maine Foods, Inc.*(a)	13,621	539,392
Cantel Medical Corp.(a)	5,700	444,087
Capella Education Co.	4,154	355,582
Capital One Financial Corp.	54,426	4,496,676
Capstead Mortgage Corp., REIT	31,902	332,738
Cardinal Health, Inc.	95,140	7,413,309
CareTrust REIT, Inc.	8,807	163,282
Carlyle Group LP (The), MLP	44,190	872,753
Carolina Financial Corp.	12,895	416,766
Casella Waste Systems, Inc. (Class A Stock)*	17,505	287,257

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Catalent, Inc.*	32,155	$1,128,641
Caterpillar, Inc.	85,280	9,164,189
Cavco Industries, Inc.*	4,443	576,035
CDW Corp.	142,491	8,909,962
Centene Corp.*	38,468	3,072,824
CenterPoint Energy, Inc.	406,225	11,122,441
CenterState Banks, Inc.	30,996	770,561
Central Garden & Pet Co.*(a)	23,155	736,097
CenturyLink, Inc.(a)	66,204	1,580,952
Charles River Laboratories International, Inc.*	11,250	1,137,938
Charter Financial Corp.	15,245	274,410
Chemours Co. (The)	148,915	5,646,857
Chevron Corp.	209,736	21,881,757
Children’s Place, Inc. (The)(a)	8,924	911,140
Chimera Investment Corp., REIT	67,754	1,262,257
Churchill Downs, Inc.	3,892	713,404
Ciena Corp.*	25,445	636,634
Cigna Corp.	61,500	10,294,485
Cintas Corp.	10,972	1,382,911
Cirrus Logic, Inc.*(a)	148,617	9,321,258
Cisco Systems, Inc.	664,157	20,788,114
Citigroup, Inc.	69,112	4,622,211
Citizens Financial Group, Inc.	105,974	3,781,152
Cliffs Natural Resources, Inc.*(a)	67,040	463,917
Clovis Oncology, Inc.*(a)	3,517	329,297
Coca-Cola Co. (The)	21,557	966,831
Coherent, Inc.*	31,003	6,975,365
Comcast Corp. (Class A Stock)	865,814	33,697,481
Conduent, Inc.*	31,150	496,531
Consolidated-Tomoka Land Co.	3,360	191,352
Continental Resources, Inc.*(a)	69,518	2,247,517
Convergys Corp.	2,112	50,223
Cooper-Standard Holdings, Inc.*	3,625	365,654
Copart, Inc.*	13,737	436,699
Corning, Inc.	143,783	4,320,679
Costco Wholesale Corp.	45,070	7,208,045
Credit Acceptance Corp.*(a)	2,016	518,394
CVS Health Corp.	53,272	4,286,265
CYS Investments, Inc., REIT	338,022	2,842,765
Dana, Inc.	83,946	1,874,514
Danaher Corp.	47,655	4,021,605
Darden Restaurants, Inc.	24,004	2,170,922
Dave & Buster’s Entertainment, Inc.*(a)	17,571	1,168,647
Delta Air Lines, Inc.	193,503	10,398,851
Deluxe Corp.	54,938	3,802,808
Denbury Resources, Inc.*(a)	644,621	986,270
DENTSPLY SIRONA, Inc.	26,443	1,714,564
DexCom, Inc.*(a)	97,475	7,130,296
Dick’s Sporting Goods, Inc.	111,220	4,429,893
Dillard’s, Inc. (Class A Stock)(a)	47,038	2,713,622
Domino’s Pizza, Inc.	13,320	2,817,580
Domtar Corp.(a)	36,851	1,415,815
Douglas Dynamics, Inc.	17,391	572,164
Dow Chemical Co. (The)	335,107	21,135,198
Dr. Pepper Snapple Group, Inc.	26,725	2,434,915
DST Systems, Inc.	13,520	834,184
DTE Energy Co.	83,097	8,790,832
Duke Energy Corp.	119,510	9,989,841

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Duke Realty Corp., REIT	24,646	$688,856
DuPont Fabros Technology, Inc., REIT	135,417	8,282,104
DXC Technology Co.	70,795	5,431,392
E*TRADE Financial Corp.*	18,573	706,331
Edison International	110,603	8,648,049
Eldorado Resorts, Inc.*(a)	44,709	894,180
Electronic Arts, Inc.*	6,722	710,650
Eli Lilly & Co.	155,433	12,792,136
EMC Insurance Group, Inc.	13,415	372,669
Emergent BioSolutions, Inc.*	26,150	886,747
Entegris, Inc.*	60,628	1,330,785
Enterprise Financial Services Corp.	18,605	759,084
Equity LifeStyle Properties, Inc., REIT	4,607	397,768
ESCO Technologies, Inc.	2,607	155,508
Essent Group Ltd.*	31,837	1,182,426
Estee Lauder Cos., Inc. (The) (Class A Stock)	82,600	7,927,948
Everest Re Group Ltd.	47,658	12,133,250
Exact Sciences Corp.*(a)	24,681	872,967
Exactech, Inc.*	25,965	773,757
Exelixis, Inc.*	27,095	667,350
Exelon Corp.	113,368	4,089,184
Express Scripts Holding Co.*	60,133	3,838,891
Extended Stay America, Inc.	46,525	900,724
Exxon Mobil Corp.	258,691	20,884,124
Facebook, Inc. (Class A Stock)*	185,467	28,001,808
Fair Isaac Corp.	8,721	1,215,795
Fifth Third Bancorp	224,599	5,830,590
Finisar Corp.*	25,627	665,789
First Financial Bancorp	6,645	184,067
First Merchants Corp.	19,385	778,114
FirstEnergy Corp.	94,679	2,760,840
Fiserv, Inc.*	62,150	7,603,431
Five9, Inc.*	65,495	1,409,452
FleetCor Technologies, Inc.*	23,009	3,318,128
Flexion Therapeutics, Inc.*(a)	27,997	566,099
Foot Locker, Inc.	27,557	1,358,009
FormFactor, Inc.*	39,686	492,106
Fortive Corp.	123,830	7,844,631
FTD Cos., Inc.*	16,905	338,100
GameStop Corp. (Class A Stock)	19,930	430,687
Gannett Co., Inc.	21,242	185,230
Garmin Ltd.(a)	5,744	293,116
GATX Corp.(a)	18,619	1,196,643
General Electric Co.	447,507	12,087,164
General Motors Co.	65,170	2,276,388
Getty Realty Corp., REIT	17,000	426,700
Gilead Sciences, Inc.	130,841	9,260,926
Global Brass & Copper Holdings, Inc.	19,794	604,707
Global Payments, Inc.	12,461	1,125,478
Goldman Sachs Group, Inc. (The)	22,522	4,997,632
Granite Construction, Inc.(a)	12,904	622,489
Green Dot Corp. (Class A Stock)*	25,780	993,303
Greenbrier Cos., Inc. (The)(a)	21,306	985,403
Greif, Inc. (Class A Stock)	20,115	1,122,015
Griffon Corp.	2,493	54,721
GTT Communications, Inc.*(a)	34,849	1,102,971
Hain Celestial Group, Inc. (The)*	189,080	7,340,086
Halozyme Therapeutics, Inc.*(a)	17,530	224,735

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Halyard Health, Inc.*(a)	19,725	$774,798
Hancock Holding Co.	20,270	993,230
Hanover Insurance Group, Inc. (The)	39,277	3,481,121
Hartford Financial Services Group, Inc. (The)	2,112	111,028
Hawaiian Holdings, Inc.*	87,027	4,085,918
Helen of Troy Ltd.*	4,115	387,222
Heska Corp.*	14,614	1,491,651
Hewlett Packard Enterprise Co.	393,397	6,526,456
Hill-Rom Holdings, Inc.	20,064	1,597,295
Home Depot, Inc. (The)	106,540	16,343,236
Hospitality Properties Trust	17,201	501,409
Hostess Brands, Inc.*(a)	55,886	899,765
HP, Inc.	434,565	7,596,196
Humana, Inc.	9,981	2,401,628
Huntington Ingalls Industries, Inc.	29,692	5,527,463
Hyatt Hotels Corp. (Class A Stock)*	14,665	824,320
ICF International, Inc.*	29,555	1,392,041
Ichor Holdings Ltd.*(a)	53,234	1,073,197
Iconix Brand Group, Inc.*(a)	81,725	564,720
IDEXX Laboratories, Inc.*	5,769	931,232
Illinois Tool Works, Inc.	14,995	2,148,034
Imperva, Inc.*	18,680	893,838
Impinj, Inc.*(a)	10,042	488,543
Independence Realty Trust, Inc., REIT(a)	115,000	1,135,050
InfraREIT, Inc.	45,850	878,028
Ingredion, Inc.	68,182	8,127,976
Inogen, Inc.*	7,769	741,318
Installed Building Products, Inc.*	14,356	760,150
Instructure, Inc.*	13,372	394,474
Insulet Corp.*	15,088	774,165
Intel Corp.	546,937	18,453,654
Intercontinental Exchange, Inc.	175,015	11,536,989
International Business Machines Corp.	6,496	999,280
International Game Technology PLC	165,732	3,032,896
Interpublic Group of Cos., Inc. (The)	43,912	1,080,235
Intuit, Inc.	16,494	2,190,568
Intuitive Surgical, Inc.*	8,880	8,306,086
Ironwood Pharmaceuticals, Inc.*(a)	12,250	231,280
Itron, Inc.*	26,328	1,783,722
j2 Global, Inc.(a)	6,359	541,087
Jabil, Inc.	48,191	1,406,695
Jack Henry & Associates, Inc.	4,509	468,350
Jack in the Box, Inc.	11,015	1,084,978
John Bean Technologies Corp.(a)	10,552	1,034,096
Johnson & Johnson	399,376	52,833,451
JPMorgan Chase & Co.	551,335	50,392,019
Kadant, Inc.	5,030	378,256
Kansas City Southern	85,585	8,956,470
KAR Auction Services, Inc.	76,724	3,220,106
Kelly Services, Inc. (Class A Stock)	5,205	116,852
Kite Pharma, Inc.*(a)	3,188	330,500
KLA-Tencor Corp.	36,118	3,305,158
KMG Chemicals, Inc.	2,068	100,650
Korn/Ferry International	26,710	922,296
Kroger Co. (The)	121,121	2,824,542
Laboratory Corp. of America Holdings*	12,946	1,995,496
Lam Research Corp.	72,034	10,187,769
Lancaster Colony Corp.	1,425	174,734

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Lantheus Holdings, Inc.*	40,400	$713,060
Las Vegas Sands Corp.	14,436	922,316
LaSalle Hotel Properties	28,075	836,635
Lear Corp.	32,210	4,576,397
LeMaitre Vascular, Inc.	21,942	685,029
LHC Group, Inc.*	3,900	264,771
Lincoln Electric Holdings, Inc.(a)	6,116	563,222
Lincoln National Corp.	232,728	15,727,758
LogMeIn, Inc.	4,909	512,991
Louisiana-Pacific Corp.*	29,848	719,635
Lowe’s Cos., Inc.	19,089	1,479,970
Lumentum Holdings, Inc.*	9,010	514,021
LyondellBasell Industries NV (Class A Stock)	129,978	10,968,843
Macy’s, Inc.(a)	108,924	2,531,394
Magellan Health, Inc.*	2,349	171,242
Mallinckrodt PLC*	13,643	611,343
ManTech International Corp. (Class A Stock).	22,800	943,464
Marathon Petroleum Corp.	39,608	2,072,687
Marcus Corp. (The)	18,860	569,572
MarineMax, Inc.*	34,360	671,738
Marriott Vacations Worldwide Corp.(a)	37,331	4,395,725
Masimo Corp.*	13,780	1,256,460
MasTec, Inc.*	29,155	1,316,348
Maxim Integrated Products, Inc.	9,378	421,072
MCBC Holdings, Inc.*	42,715	835,078
McDermott International, Inc.*	86,250	618,413
McDonald’s Corp.	42,538	6,515,120
McKesson Corp.	44,660	7,348,356
MEDNAX, Inc.*	5,627	339,702
Medtronic PLC	161,167	14,303,571
Merck & Co., Inc.	389,618	24,970,618
Merit Medical Systems, Inc.*	7,076	269,949
Meta Financial Group, Inc.	1,382	122,998
MetLife, Inc.	75,658	4,156,651
MGM Resorts International	240,570	7,527,435
MGP Ingredients, Inc.(a)	5,697	291,515
Micron Technology, Inc.*	335,172	10,008,236
Microsemi Corp.*	85,397	3,996,580
Microsoft Corp.	679,079	46,808,915
MINDBODY, Inc. (Class A Stock)*(a)	20,919	568,997
MKS Instruments, Inc.(a)	29,608	1,992,618
Modine Manufacturing Co.*	58,980	976,119
Molson Coors Brewing Co. (Class B Stock)	85,395	7,373,004
Mondelez International, Inc. (Class A Stock)	186,465	8,053,423
Monmouth Real Estate Investment Corp., REIT	10,037	151,057
Morgan Stanley	115,561	5,149,398
Motorola Solutions, Inc.	87,510	7,590,617
MSA Safety, Inc.	12,300	998,391
Nanometrics, Inc.*	4,739	119,849
National Beverage Corp.(a)	6,260	585,686
Navigant Consulting, Inc.*	5,816	114,924
Nektar Therapeutics*	13,760	269,008
NeoGenomics, Inc.*(a)	68,423	613,070
NetApp, Inc.	64,428	2,580,341
Nevro Corp.*(a)	7,801	580,628
New Residential Investment Corp., REIT	222,521	3,462,427
New Senior Investment Group, Inc., REIT	18,029	181,191

COMMON STOCKS (continued)	Shares	Value
United States (continued)
New York Mortgage Trust, Inc., REIT(a)	29,048	$180,679
Newmont Mining Corp.	60,666	1,964,972
NextEra Energy, Inc.	21,697	3,040,401
NIKE, Inc. (Class B Stock)	7,000	413,000
NiSource, Inc.	65,578	1,663,058
NN, Inc.	14,900	409,005
Nordic American Tankers Ltd.(a)	30,266	191,886
Nordstrom, Inc.(a)	161,875	7,742,481
Norfolk Southern Corp.	54,803	6,669,525
Northrop Grumman Corp.	67,020	17,204,704
Novanta, Inc.*	30,735	1,106,460
Nucor Corp.	18,377	1,063,477
NVIDIA Corp.	30,569	4,419,055
Old Line Bancshares, Inc.	21,080	594,034
Ollie’s Bargain Outlet Holdings, Inc.*(a)	2,276	96,958
Omnicell, Inc.*	50,747	2,187,196
ONEOK, Inc.(a)	10,450	545,072
Oracle Corp.	246,145	12,341,710
Oritani Financial Corp.	7,115	121,311
Otter Tail Corp.	9,450	374,220
Owens Corning	19,294	1,291,154
Owens-Illinois, Inc.*	38,790	927,857
Pacific Premier Bancorp, Inc.*	25,457	939,363
Packaging Corp. of America	14,943	1,664,501
Park-Ohio Holdings Corp.	14,065	535,877
Parsley Energy, Inc. (Class A Stock)*	40,565	1,125,679
Patrick Industries, Inc.*	11,610	845,789
Peapack Gladstone Financial Corp.	28,215	882,847
Penumbra, Inc.*(a)	8,611	755,615
Peoples Bancorp, Inc.	13,065	419,778
PepsiCo, Inc.	16,209	1,871,977
Perry Ellis International, Inc.*	21,005	408,757
Pfizer, Inc.	510,986	17,164,020
PG&E Corp.	96,192	6,384,263
Phibro Animal Health Corp. (Class A Stock)	28,445	1,053,887
Philip Morris International, Inc.	9,873	1,159,584
Pinnacle Foods, Inc.	143,642	8,532,335
Pinnacle West Capital Corp.	72,208	6,149,233
Pioneer Natural Resources Co.	8,032	1,281,747
Planet Fitness, Inc. (Class A Stock)	19,049	444,604
Plantronics, Inc.	6,500	340,015
Plexus Corp.*	14,389	756,430
PNC Financial Services Group, Inc. (The)	107,408	13,412,037
Portland General Electric Co.	69,507	3,175,775
PRA Health Sciences, Inc.*	25,456	1,909,455
Prestige Brands Holdings, Inc.*	9,686	511,518
Primerica, Inc.(a)	5,783	438,062
Principal Financial Group, Inc.	150,933	9,670,277
Procter & Gamble Co. (The)	83,042	7,237,110
Progressive Corp. (The)	26,508	1,168,738
Prologis, Inc.	151,060	8,858,158
Public Service Enterprise Group, Inc.	154,400	6,640,744
QEP Resources, Inc.*	79,521	803,162
QUALCOMM, Inc.	216,872	11,975,672
Quest Diagnostics, Inc.(a)	68,418	7,605,345
RealPage, Inc.*	57,952	2,083,374
Regeneron Pharmaceuticals, Inc.*	17,355	8,523,735
Regions Financial Corp.	292,357	4,280,106
Regis Corp.*	6,521	66,971

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Reinsurance Group of America, Inc.	7,917	$1,016,464
Reliance Steel & Aluminum Co.	13,752	1,001,283
Repligen Corp.*	13,007	539,010
Republic Services, Inc.	19,449	1,239,485
ResMed, Inc.(a)	19,065	1,484,592
Reynolds American, Inc.	237,256	15,431,130
RLJ Lodging Trust	50,106	995,606
Rogers Corp.*	6,982	758,385
Royal Caribbean Cruises Ltd.	73,334	8,010,273
RTI Surgical, Inc.*	74,215	434,158
Rudolph Technologies, Inc.*	4,789	109,429
S&P Global, Inc.	17,371	2,535,992
Sage Therapeutics, Inc.*(a)	3,191	254,131
Saia, Inc.*	13,117	672,902
salesforce.com, Inc.*	91,030	7,883,198
Sanderson Farms, Inc.(a)	2,325	268,886
Sanmina Corp.*	56,266	2,143,735
Sarepta Therapeutics, Inc.*(a)	8,405	283,333
SCANA Corp.	5,523	370,096
Schlumberger Ltd.	62,734	4,130,407
Schweitzer-Mauduit International, Inc.	7,435	276,805
Seacoast Banking Corp. of Florida*	44,090	1,062,569
Semtech Corp.*	27,105	969,004
Shire PLC	107,461	5,925,318
Six Flags Entertainment Corp.	68,000	4,053,480
SkyWest, Inc.	133,017	4,668,897
Skyworks Solutions, Inc.	45,935	4,407,463
SLM Corp.*	525,260	6,040,490
Southwest Gas Holdings, Inc.	6,062	442,890
SpartanNash Co.	69,003	1,791,318
Spectrum Brands Holdings, Inc.	835	104,408
Spirit Realty Capital, Inc., REIT(a)	437,243	3,239,971
Stamps.com, Inc.*(a)	1,545	239,282
Stanley Black & Decker, Inc.	112,660	15,854,642
Staples, Inc.	59,174	595,882
Star Gas Partners LP, MLP	24,085	261,081
Starbucks Corp.	45,411	2,647,915
Steelcase, Inc. (Class A Stock)	76,294	1,068,116
Stepan Co.	11,280	982,939
Sterling Bancorp(a)	26,051	605,686
Stonegate Bank	3,741	172,759
Stryker Corp.(a)	73,063	10,139,683
Summit Hotel Properties, Inc.	30,794	574,308
SunTrust Banks, Inc.	163,188	9,256,023
Superior Industries International, Inc.	7,162	147,179
Supernus Pharmaceuticals, Inc.*	25,131	1,083,146
Sykes Enterprises, Inc.*	3,458	115,947
Symantec Corp.	445,795	12,593,709
Synopsys, Inc.*	853	62,209
Sysco Corp.	194,499	9,789,135
Tactile Systems Technology, Inc.*(a)	24,416	697,809
Take-Two Interactive Software, Inc.*	11,561	848,346
Target Corp.(a)	11,147	582,877
Taylor Morrison Home Corp. (Class A Stock)*	34,730	833,867
TE Connectivity Ltd.	36,844	2,898,886
Tech Data Corp.*	12,268	1,239,068
Teladoc, Inc.*(a)	19,668	682,480
Teleflex, Inc.	8,287	1,721,707

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Tetra Tech, Inc.	20,215	$924,836
Texas Capital Bancshares, Inc.*	12,586	974,156
Texas Instruments, Inc.	68,628	5,279,552
Texas Roadhouse, Inc.	19,495	993,270
Textainer Group Holdings Ltd.*	12,015	174,218
Thermo Fisher Scientific, Inc.	62,721	10,942,933
Thor Industries, Inc.	31,102	3,250,781
Time Warner, Inc.	41,401	4,157,074
TJX Cos., Inc. (The)	35,132	2,535,476
T-Mobile US, Inc.*	24,597	1,491,070
Trade Desk, Inc. (The) (Class A Stock)*(a)	10,309	516,584
Trinity Industries, Inc.(a)	20,397	571,728
Trinseo SA	28,599	1,964,751
TrueCar, Inc.*(a)	42,560	848,221
TTM Technologies, Inc.*(a)	10,675	185,318
Two Harbors Investment Corp.	53,341	528,609
Tyson Foods, Inc. (Class A Stock)	163,229	10,223,032
Ulta Beauty, Inc.*	11,177	3,211,599
Ultragenyx Pharmaceutical, Inc.*(a)	3,439	213,596
UMH Properties, Inc., REIT	21,215	361,716
Union Pacific Corp.	76,102	8,288,269
United Fire Group, Inc.	2,351	103,585
United Parcel Service, Inc. (Class B Stock)	20,478	2,264,662
United Therapeutics Corp.*(a)	11,423	1,481,906
UnitedHealth Group, Inc.	176,385	32,705,307
Univar, Inc.*	23,643	690,376
Universal Forest Products, Inc.	16,808	1,467,506
Universal Health Services, Inc. (Class B Stock)	6,860	837,469
Universal Insurance Holdings, Inc.(a)	70,519	1,777,079
Unum Group	98,262	4,581,957
US Silica Holdings, Inc.(a)	11,040	391,810
Vail Resorts, Inc.	15,560	3,156,035
Valero Energy Corp.	80,831	5,452,859
Veeva Systems, Inc. (Class A Stock)*	2,977	182,520
Verizon Communications, Inc.	254,322	11,358,020
Visa, Inc. (Class A Stock)(a)	95,313	8,938,453
Vocera Communications, Inc.*	70,628	1,865,992
Vulcan Materials Co.	77,539	9,822,641
WageWorks, Inc.*	13,819	928,637
Wal-Mart Stores, Inc.	104,931	7,941,178
Walt Disney Co. (The)	30,566	3,247,638
Waste Management, Inc.	29,878	2,191,551
Weatherford International PLC*(a)	831,880	3,219,376
WellCare Health Plans, Inc.*	5,806	1,042,525
Wells Fargo & Co.	169,632	9,399,309
West Corp.	51,345	1,197,365
West Pharmaceutical Services, Inc.	10,145	958,905
Western Digital Corp.	48,808	4,324,389
Western New England Bancorp, Inc.	40,025	406,254
Westlake Chemical Partners LP, MLP	21,075	521,606
Whirlpool Corp.	26,221	5,024,468
William Lyon Homes (Class A Stock)*(a)	33,057	797,996
Winnebago Industries, Inc.(a)	25,681	898,835
Wintrust Financial Corp.	47,308	3,616,224
Worthington Industries, Inc.	60,322	3,029,371
WSFS Financial Corp.	19,245	872,761
Xencor, Inc.*	5,593	118,068
XPO Logistics, Inc.*	5,055	326,705

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Xylem, Inc.	20,274	$1,123,788
Yelp, Inc.*(a)	18,996	570,260
Yum! Brands, Inc.	13,213	974,591

		2,054,455,140

TOTAL COMMON STOCKS (cost $2,836,966,043)		3,292,749,359

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	147,972	1,257,331
Banco do Estado do Rio Grande do Sul SA (PRFC B)	85,000	333,545
Braskem SA (PRFC A)	16,300	168,860
Cia de Gas de Sao Paulo – COMGAS (PRFC A)	14,400	199,989
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	40,400	798,391
Metalurgica Gerdau SA (PRFC)*	85,000	128,030
Petroleo Brasileiro SA (PRFC)*	280,500	1,052,436
Telefonica Brasil SA (PRFC)	128,800	1,744,470

		5,683,052

Colombia — 0.0%
Banco Davivienda SA (PRFC)	79,793	876,615

Germany — 0.2%
Fuchs Petrolub SE (PRFC)	47,272	2,576,470
Jungheinrich AG (PRFC)	61,200	2,242,577
Volkswagen AG (PRFC)	42,139	6,436,988

		11,256,035

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	1,108	1,806,592

TOTAL PREFERRED STOCKS (cost $19,999,018)		19,622,294

	Units
RIGHTS* — 0.0%
Spain — 0.0%
Repsol SA, expiring 07/03/17(a)	230,413	105,267

United States — 0.0%
Casa Ley, CVR, expiring 01/30/18^(g)	82,430	37,775
Property Development Centers, CVR, expiring 01/30/19^(g)	82,430	1,401

		39,176

TOTAL RIGHTS (cost $196,232)		144,443

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.3%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
3.850%	09/30/23	2,000	2,128,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Australia (continued)
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	$4,007,856

			6,136,356

Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	3,002,772

Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	2,000	2,257,282

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
8.375%	05/23/21	5,000	5,596,900

Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	3,800	3,795,983
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	313	337,678
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
2.000%	12/10/18	4,000	4,013,892
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,561,082
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	3,216,741
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	2,700	2,644,969
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,099,208
7.625%	01/15/39	1,000	1,460,474

			20,130,027

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,284,223
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	4,970,075

			6,254,298

France — 0.2%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	4,039,184
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	1,544,625

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
France (continued)
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	$3,056,130

			8,639,939

Germany — 0.4%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,550,460
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	1,965,310
2.250%	09/03/19	4,000	4,014,272
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,960,018
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19	5,000	4,959,690
2.125%	03/07/22	4,000	4,016,968
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	4,000	3,758,964

			23,225,682

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	3,000	3,248,124

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	2,000	1,963,318

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	3,000	2,968,800

Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,597,862

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	3,000	3,057,627
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/23/20	1,350	1,364,175
4.500%	01/23/26	4,000	3,888,120

			8,309,922

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,097,328
Gtd. Notes
3.950%	11/09/22	3,000	3,133,236
4.625%	12/01/23	3,000	3,232,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	1,000	$1,166,780
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,661,176

			12,291,425

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	5,300	5,846,706

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,617,493
Telefonica Emisiones SAU,
Gtd. Notes
4.103%	03/08/27	3,700	3,822,640
7.045%	06/20/36	1,000	1,313,662

			8,753,795

Supranational Bank — 0.5%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,000	2,943,750
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.000%	02/04/19	5,200	5,154,204
1.875%	01/27/20	5,000	5,021,390
European Investment Bank,
Sr. Unsec’d. Notes
3.250%	01/29/24	4,000	4,223,896
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21	5,000	4,874,160
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22	3,300	3,299,944
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	4,000	4,022,984

			29,540,328

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
1.875%	09/17/18	4,000	4,005,968
2.250%	05/27/21	4,000	3,974,096

			7,980,064

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	3,000	3,204,330
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,035,968

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Switzerland (continued)
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20		3,700	$3,702,594

				7,942,892

Turkey — 0.1%
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/17/19		2,800	2,862,390

United Kingdom — 0.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		1,000	1,346,696
BP Capital Markets PLC,
Gtd. Notes
2.315%	02/13/20		2,700	2,724,778
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,745,934
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21		2,800	3,018,056
Imperial Brands Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18		2,000	2,000,750
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,364,768
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		3,000	3,201,663

				17,402,645

United States — 5.8%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		500	522,701
6.200%	12/15/34		2,000	2,462,438
Alphabet, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24		2,000	2,102,560
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	1,064,558
4.750%	05/05/21		2,000	2,181,416
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	02/14/20		2,700	2,705,916
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	1,028,832
3.750%	07/10/25		2,000	2,037,160
3.900%	04/01/26		2,000	2,046,050
4.500%	07/16/44		1,000	1,016,879
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	(a)	2,700	2,617,850

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27		2,600	$2,658,066
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		2,000	1,967,583
4.550%	03/09/49		3,110	2,938,875
6.375%	03/01/41		2,000	2,335,563
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	481,132
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		4,000	4,138,044
5.625%	07/01/20		3,000	3,285,318
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,660,966
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,088,886
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		1,500	1,514,634
2.600%	02/07/22		2,400	2,416,781
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		2,000	2,022,500
Boeing Co. (The),
Sr. Unsec’d. Notes
2.125%	03/01/22		2,220	2,215,864
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		1,000	1,002,721
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	(a)	2,700	2,585,069
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24		2,000	2,085,254
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	1,044,008
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	3,106,487
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		3,000	3,196,026
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18		1,650	1,655,188
2.700%	03/30/21		5,000	5,033,180
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		3,000	3,008,211
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		2,500	2,346,448
2.750%	03/01/23		1,000	1,009,769
6.450%	03/15/37		2,000	2,661,178

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39	2,000	$2,626,016
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,510,260
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,099,798
3.950%	05/01/50	1,000	975,044
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	3,168,933
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,012,760
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,064,611
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	2,300	2,325,650
6.350%	06/01/40	1,000	1,102,193
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	4,028,304
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,123,024
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	1,000	1,000,189
3.050%	08/15/22	1,000	1,020,886
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,008,712
Energy Transfer LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	4,019,620
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	750	718,172
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	2,000	1,987,550
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,069,682
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,086,718
4.250%	06/15/22	2,000	2,104,392
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	2,000	2,013,114
2.709%	03/06/25	3,500	3,475,234
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	1,500	1,483,254

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		3,800	$3,788,672
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		4,000	4,031,980
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		573	741,534
Sub. Notes, MTN
5.300%	02/11/21		859	949,962
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24		1,500	1,562,885
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		2,000	2,032,796
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		3,000	3,014,850
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45		2,000	2,073,280
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20		1,000	1,012,048
2.900%	07/19/18		1,000	1,011,358
5.250%	07/27/21		3,000	3,288,150
6.250%	02/01/41		2,000	2,612,582
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,050,396
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		1,000	997,190
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21		1,000	1,079,264
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	1,036,432
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,278,905
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20	(a)	2,900	2,907,557
2.300%	09/16/19		4,000	4,046,376
2.650%	06/24/24		3,800	3,774,156
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		3,700	3,744,237
5.950%	08/15/37		1,000	1,345,283
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		3,000	2,979,003
4.250%	10/15/20		3,000	3,185,649

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	$1,014,313
4.500%	04/01/46		2,000	2,056,656
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		3,000	3,099,696
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,194,298
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,072,040
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,978,878
4.650%	04/15/42		2,000	2,211,042
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	950,051
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	3,017,943
4.600%	05/26/45	(a)	1,000	1,078,156
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		3,000	4,011,903
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25		4,000	4,011,896
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		6,200	6,386,440
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		1,000	1,043,735
5.500%	07/28/21		5,000	5,544,275
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		1,000	1,107,242
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		2,800	2,726,525
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30		1,000	1,004,854
4.000%	07/15/46		2,000	2,019,788
6.125%	07/08/39		2,000	2,617,492
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,700	2,626,012
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		3,000	3,238,158
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		1,000	1,035,781
5.500%	01/15/40		1,000	1,246,703

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		3,700	$3,707,896
3.875%	08/21/42	(a)	1,000	980,386
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	11/03/26		4,900	4,788,403
Prologis LP,
Gtd. Notes
3.750%	11/01/25		1,000	1,041,061
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22		2,000	2,081,642
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		3,000	3,164,349
Sysco Corp.,
Gtd. Notes
3.250%	07/15/27		3,800	3,741,457
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		2,000	2,053,506
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18		1,000	1,003,749
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		2,000	2,000,824
4.875%	03/15/20		3,000	3,206,625
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
1.950%	04/17/20		3,700	3,698,857
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		1,000	1,225,921
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		2,000	2,666,258
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45		2,000	2,069,132
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	1,013,243
3.500%	11/01/21		3,000	3,102,297
3.650%	09/14/18		3,500	3,577,567
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37		1,900	2,437,658
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,319,352
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		2,000	2,098,750
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		1,500	2,112,821

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20		2,000	$2,013,626
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22		2,200	2,216,830
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45		3,000	3,001,155
Sub. Notes, MTN
3.450%	02/13/23		3,000	3,071,553
4.650%	11/04/44		800	840,240
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46		2,000	2,088,550
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,185,000
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,135,628
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19		3,000	3,005,262

				314,756,247

TOTAL CORPORATE BONDS (cost $495,653,273)				500,707,774

FOREIGN GOVERNMENT BONDS — 5.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22		4,000	4,096,000
6.250%	04/22/19		3,600	3,771,000
6.625%	07/06/28		5,000	5,025,000
6.875%	04/22/21		6,000	6,420,000
6.875%	01/26/27		3,000	3,108,000
7.125%	07/06/36		5,600	5,558,000
7.500%	04/22/26		9,000	9,697,500
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		2,000	1,815,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		4,600	4,260,750
5.625%	02/21/47		1,000	955,000
6.000%	04/07/26		8,000	8,632,000
8.250%	01/20/34		6,500	8,125,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.250%	10/30/22		1,800	1,780,200
3.125%	01/21/26		1,500	1,529,925
3.625%	10/30/42		1,200	1,190,700
3.860%	06/21/47		1,100	1,102,750
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		8,200	10,545,200
8.125%	05/21/24		5,400	6,879,600
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	(a)	2,000	2,240,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
6.375%	03/24/21	1,700	$1,889,145
6.750%	11/05/19	1,000	1,088,750
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
8.750%	06/02/23	5,000	4,924,999
9.625%	06/02/27	1,200	1,199,999
9.650%	12/13/26	2,500	2,496,749
10.500%	03/24/20	4,000	4,199,999
10.750%	03/28/22	2,500	2,668,749
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20	2,000	1,999,076
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27	3,000	2,814,462
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	2,400	2,701,718
6.375%	03/29/21	1,500	1,686,750
7.625%	03/29/41	2,200	3,278,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	3,800	5,242,716
8.500%	10/12/35	7,800	11,228,217
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/15/25	7,600	7,836,216
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
5.125%	07/21/25	1,700	1,846,965
6.500%	07/21/45	2,000	2,367,400
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	2,000	2,091,800
4.150%	03/28/27	3,000	3,106,500
4.350%	01/15/47	1,800	1,690,560
5.750%	10/12/2110	1,600	1,660,000
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	6,000	6,237,000
6.050%	01/11/40	7,500	8,841,000
6.750%	09/27/34	7,600	9,688,252
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	2,500	2,617,250
5.500%	12/11/42	600	665,100
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	3,990,000
9.375%	04/01/29	5,000	7,375,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
8.750%	11/21/33	6,300	9,654,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	2,300	2,400,029
5.500%	03/30/26	1,500	1,801,920
6.375%	10/23/34	3,000	4,027,146
8.375%	06/17/19	3,000	3,376,800
9.500%	02/02/30	4,800	7,692,610

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	1,200	$1,221,000
4.000%	01/22/24	1,500	1,604,256
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	3,006,977
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	4,000	4,030,864
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	4,000	4,034,720
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	1,400	1,776,600
6.750%	02/07/22	1,000	1,160,040
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	2,000	2,110,000
5.625%	04/04/42	5,600	6,062,000
12.750%	06/24/28	3,400	5,937,556
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	500	467,068
5.875%	09/16/25	2,400	2,580,566
6.250%	03/08/41	500	540,728
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	2,000	1,975,355
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	10,000	9,856,640
5.625%	03/30/21	6,000	6,360,000
5.750%	03/22/24	9,000	9,517,500
6.875%	03/17/36	9,000	10,117,800
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	2,000	2,036,000
7.625%	03/21/36	4,600	6,210,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	1,200	1,261,116
6.750%	01/29/20	2,500	2,725,553

TOTAL FOREIGN GOVERNMENT BONDS (cost $302,214,769)			307,709,971

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	3,281	3,324,246
2.500%	11/01/27	1,257	1,272,482
2.500%	02/01/32	3,937	3,964,093
3.000%	05/01/30	3,165	3,252,756
3.000%	04/01/31	838	861,059
3.000%	11/01/31	2,009	2,064,678
3.000%	01/01/32	1,915	1,968,282
3.000%	03/01/42	18,760	18,824,071
3.000%	03/01/45	1,477	1,474,831

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/47	4,883	$4,890,810
3.500%	12/01/30	3,294	3,432,958
3.500%	12/01/43	2,417	2,495,593
3.500%	02/01/44	4,408	4,576,595
3.500%	04/01/46	4,116	4,231,606
3.500%	07/01/46	8,926	9,242,674
3.500%	08/01/46	2,132	2,192,023
3.500%	09/01/46	860	887,665
3.500%	05/01/47	1,489	1,530,567
4.000%	05/01/44	4,085	4,312,988
4.000%	05/01/44	1,900	2,011,411
4.000%	08/01/44	3,892	4,150,995
4.000%	10/01/45	1,871	1,981,368
4.000%	01/01/47	1,912	2,031,899
4.000%	05/01/47	1,488	1,565,734
4.000%	07/01/47	5,000	5,262,538
4.500%	12/01/45	2,340	2,506,701
4.500%	03/01/47	3,511	3,761,430
Federal National Mortgage Assoc.
2.500%	10/01/27	503	508,788
2.500%	06/01/28	1,647	1,666,488
2.500%	06/01/30	1,552	1,565,745
2.500%	04/01/32	3,893	3,920,017
3.000%	04/01/28	1,021	1,049,931
3.000%	08/01/28	605	623,410
3.000%	11/01/31	2,469	2,535,532
3.000%	04/01/32	1,954	2,008,547
3.000%	06/01/32	4,966	5,100,875
3.000%	12/01/41	17,655	17,735,188
3.000%	11/01/42	13,009	13,064,605
3.000%	08/01/46	7,624	7,636,348
3.500%	10/01/30	841	875,645
3.500%	06/01/31	12,766	13,292,539
3.500%	11/01/31	1,953	2,034,890
3.500%	06/01/42	4,967	5,124,862
3.500%	07/01/42	685	706,497
3.500%	07/01/43	1,810	1,862,751
3.500%	10/01/43	3,091	3,180,993
3.500%	01/01/45	3,399	3,503,929
3.500%	09/01/45	2,498	2,572,356
3.500%	10/01/45	8,604	8,885,844
3.500%	12/01/46	2,909	3,008,415
3.500%	01/01/47	4,880	5,040,960
3.500%	04/01/47	4,954	5,118,017
3.500%	04/01/47	2,469	2,548,474
3.500%	05/01/47	1,991	2,046,173
4.000%	11/01/44	3,163	3,368,709
4.000%	02/01/45	4,681	4,970,414
4.000%	11/01/45	802	849,627
4.000%	07/01/46	3,258	3,458,502
4.000%	01/01/47	2,654	2,792,475
4.000%	04/01/47	1,484	1,560,779
4.000%	04/01/47	993	1,051,572
4.500%	11/01/40	630	681,210
4.500%	02/01/46	2,428	2,624,964
Government National Mortgage Assoc.
2.500%	10/20/46	9,663	9,433,299

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/20/45	3,633	$3,673,856
3.000%	02/20/47	4,930	4,985,318
3.000%	03/20/47	9,909	10,019,335
3.500%	01/20/43	3,322	3,455,010
3.500%	10/20/43	2,895	3,001,017
3.500%	05/20/45	1,728	1,791,228
3.500%	01/20/46	2,770	2,872,574
3.500%	07/20/46	5,394	5,592,589
3.500%	03/20/47	4,950	5,131,862
3.500%	05/20/47	1,996	2,069,274
4.000%	05/15/46	954	1,005,223
4.000%	01/20/47	2,933	3,089,384
4.500%	11/20/44	346	368,194
4.500%	11/20/45	522	555,012
4.500%	12/20/45	525	558,098

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $294,475,547)			294,249,397

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
3.000%	11/15/44	10,200	10,525,125
3.000%	05/15/45	6,200	6,388,666
3.125%	02/15/43	16,100	17,009,392
4.375%	05/15/41	16,000	20,509,376
4.500%	02/15/36	1,500	1,936,172
4.500%	05/15/38	12,400	16,055,582
5.250%	02/15/29	10,000	12,913,670
6.875%	08/15/25	16,000	21,613,120
7.625%	11/15/22	10,000	12,898,440
7.875%(k)	02/15/21	19,000	23,109,491
U.S. Treasury Notes
0.625%	04/30/18	50,000	49,734,400
0.625%	06/30/18	8,000	7,949,064
0.750%	04/30/18	50,000	49,781,250
0.875%	03/31/18	50,000	49,857,400
0.875%	05/31/18	50,000	49,820,300
0.875%	06/15/19	25,000	24,755,850
0.875%	07/31/19	28,000	27,702,500
1.000%	05/15/18	50,000	49,878,900
1.000%	08/15/18	8,000	7,972,816
1.000%(k)	06/30/19	28,000	27,792,184
1.125%	03/31/20	13,200	13,063,354
1.500%	02/28/19	14,900	14,930,843
1.625%	08/15/22	10,000	9,865,230
1.750%	05/15/22	20,000	19,890,620
2.000%	05/31/21	7,000	7,071,092
2.000%	11/15/21	27,000	27,227,826
2.000%	02/15/23	23,100	23,110,834
2.000%	02/15/25	10,000	9,862,890
2.125%	08/31/20	12,000	12,193,128
2.125%	03/31/24	4,500	4,503,339
2.250%	07/31/18	5,000	5,049,415
2.250%	02/15/27	4,000	3,981,408
2.375%	12/31/20	10,000	10,242,190
2.375%	08/15/24	18,000	18,274,212
2.625%	08/15/20	11,000	11,345,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.125%	05/15/19	23,000	$23,742,118

TOTAL U.S. TREASURY OBLIGATIONS (cost $702,518,128)			702,557,234

TOTAL LONG-TERM INVESTMENTS (cost $4,652,023,010)			5,117,740,472

		Shares
SHORT-TERM INVESTMENTS — 8.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		279,377,987	279,377,987
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $171,830,873; includes $171,660,487 of cash collateral for securities on loan)(b)(w)		171,798,557	171,815,736

TOTAL AFFILIATED MUTUAL FUNDS (cost $451,208,860)			451,193,723

TOTAL INVESTMENTS — 103.1% (cost $5,103,231,870)			5,568,934,195
Liabilities in excess of other assets(z) — (3.1)%			(169,932,807)

NET ASSETS — 100.0%			$5,399,001,388

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $39,176 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,413,683; cash collateral of $171,660,487 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,359,554. The aggregate value of $3,217,453 is 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $39,176 is 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,030	2 Year U.S. Treasury Notes	Sep. 2017	$222,898,437	$222,592,657	$(305,780)
1,918	5 Year U.S. Treasury Notes	Sep. 2017	226,619,398	226,009,329	(610,069)
1,404	10 Year U.S. Treasury Notes	Sep. 2017	176,769,984	176,245,875	(524,109)
431	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	70,413,219	71,492,125	1,078,906
1,079	Australian Dollar Currency	Sep. 2017	81,456,200	82,813,250	1,357,050
1,182	Euro Currency	Sep. 2017	166,121,125	169,424,925	3,303,800
2,466	Euro STOXX 50 Index	Sep. 2017	100,036,732	96,635,745	(3,400,987)
4,112	Euro STOXX Small 200 Index	Sep. 2017	67,184,309	65,046,942	(2,137,367)
697	FTSE 100 Index	Sep. 2017	67,421,605	65,748,294	(1,673,311)
2,542	Mini MSCI Emerging Markets Index	Sep. 2017	128,751,710	128,154,930	(596,780)
795	Russell 2000 Mini Index	Sep. 2017	56,277,038	56,218,425	(58,613)
815	SGX Nifty 50 Index	Jul. 2017	15,729,500	15,515,155	(214,345)
115	TOPIX Index	Sep. 2017	16,308,069	16,476,773	168,704

					(3,612,901)

Short Positions:
604	Japanese Yen Currency	Sep. 2017	68,069,288	67,270,500	798,788
137	S&P 500 E-Mini Index	Sep. 2017	16,699,615	16,583,165	116,450

					915,238

					$(2,697,663)

Cash and foreign currency of $8,736,074 and securities with a combined market value of $50,901,675 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Total return swap agreements outstanding at June 30, 2017:

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements:
Societe Generale	50,000	Receive amounts based on market value fluctuation of the Bloomberg 3 Month Forward Index and pay fixed rate of 11.90 bps	$1,970,667	$—	$1,970,667
Societe Generale	50,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity Index and pay fixed rate of 20 bps	(108,406)	—	(108,406)
UBS AG	90	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Aluminum Excess Return Index	1,716	—	1,716
UBS AG	217	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Brent Crude Excess Return Index	8,533	—	8,533
UBS AG	(899)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cocoa Excess Return Index	(37,165)	—	(37,165)
UBS AG	(608)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Coffee Excess Return Index	(1,951)	—	(1,951)
UBS AG	188	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Copper Excess Return Index	3,490	—	3,490

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements (continued):
UBS AG	(1,102)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Corn Excess Return Index	$(39,708)	$—	$(39,708)
UBS AG	(158)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cotton Excess Return Index	(2,059)	—	(2,059)
UBS AG	(65)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Gold Excess Return Index	238	—	238
UBS AG	607	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Heat Oil Excess Return Index	26,783	—	26,783
UBS AG	(191)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Kansas Wheat Excess Return Index	(21,624)	—	(21,624)
UBS AG	1,036	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lead Excess Return Index	1,451	—	1,451
UBS AG	491	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lean Hogs Excess Return Index	32,470	—	32,470
UBS AG	493	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Live Cattle Excess Return Index	5,457	—	5,457
UBS AG	(1,025)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Natural Gas Excess Return Index	9,350	—	9,350
UBS AG	(1,078)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Nickel Excess Return Index	(14,864)	—	(14,864)
UBS AG	303	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Platinum Excess Return Index	1,801	—	1,801
UBS AG	1,334	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Silver Excess Return Index	(1,955)	—	(1,955)
UBS AG	(642)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Excess Return Index	(26,077)	—	(26,077)
UBS AG	(410)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Oil Excess Return Index	(10,093)	—	(10,093)

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements (continued):
UBS AG	(704)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soymeal Excess Return Index	$(31,680)	$—	$(31,680)
UBS AG	(126)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Sugar Excess Return Index	(9,002)	—	(9,002)
UBS AG	1,037	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Tin Excess Return Index	40,002	—	40,002
UBS AG	1,092	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Unleaded Gas Excess Return Index	46,035	—	46,035
UBS AG	(1,582)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Wheat Excess Return Index	(192,257)	—	(192,257)
UBS AG	216	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS WTI Crude Excess Return Index	8,749	—	8,749
UBS AG	1,486	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Zinc Excess Return Index	4,423	—	4,423

			$1,664,324	$—	$1,664,324

(1)	Societe Generale total return swaps have a termination date of 7/13/17.

(2)	UBS AG positions have a termination date of 7/5/17. On the UBS AG positions, the Portfolio receives or pays the return in the positions shown in the table above.

(3)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$184,808	$25,711,449	$—
Austria	219,951	4,595,078	—
Belgium	—	4,582,931	—
Bermuda	2,276,547	—	—
Brazil	7,222,359	—	—
Canada	95,987,178	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
China	$12,146,829	$43,202,736	$—
Colombia	451,417	—	—
Czech Republic	—	453,921	—
Denmark	—	47,279,660	—
Egypt	262,019	—	—
Faroe Islands	—	1,454,781	—
Finland	—	5,925,938	—
France	—	115,782,404	—
Germany	—	119,894,386	—
Ghana	—	1,742,571	—
Hong Kong	—	15,090,852	—
Hungary	—	1,317,227	—
India	1,026,424	—	—
Indonesia	911,178	343,980	—
Ireland	11,143,091	14,078,983	—
Israel	935,727	—	—
Italy	—	17,348,208	—
Japan	—	146,748,415	—
Luxembourg	—	1,750,631	—
Malaysia	—	4,375,576	—
Mexico	3,334,859	—	—
Monaco	965,051	—	—
Netherlands	846,913	53,132,056	—
New Zealand	—	2,971,359	—
Norway	—	12,557,929	—
Panama	855,737	—	—
Philippines	—	253,082	—
Puerto Rico	787,874	—	—
Russia	3,752,304	223,285	—
Singapore	—	412,572	—
South Africa	—	6,648,512	—
South Korea	2,471,401	19,261,651	—
Spain	846,527	33,704,994	—
Sweden	9,278,578	82,074,514	—
Switzerland	816,514	78,780,407	—
Taiwan	447,209	23,006,906	—
Thailand	3,367,382	1,003,506	—
Turkey	—	4,749,203	—
United Kingdom	—	187,296,639	—
United States	2,048,529,822	5,925,318	—
Preferred Stocks
Brazil	5,683,052	—	—
Colombia	876,615	—	—
Germany	—	11,256,035	—
South Korea	—	1,806,592	—
Rights
Spain	105,267	—	—
United States	—	—	39,176
Corporate Bonds
Australia	—	6,136,356	—
Austria	—	3,002,772	—
Belgium	—	2,257,282	—
Brazil	—	5,596,900	—
Canada	—	20,130,027	—
China	—	6,254,298	—
France	—	8,639,939	—
Germany	—	23,225,682	—
Indonesia	—	3,248,124	—
Israel	—	1,963,318	—
Kazakhstan	—	2,968,800	—
Luxembourg	—	1,597,862	—
Mexico	—	8,309,922	—
Netherlands	—	12,291,425	—

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Russia	$—	$5,846,706	$—
Spain	—	8,753,795	—
Supranational Bank	—	29,540,328	—
Sweden	—	7,980,064	—
Switzerland	—	7,942,892	—
Turkey	—	2,862,390	—
United Kingdom	—	17,402,645	—
United States	—	314,756,247	—
Foreign Government Bonds	—	307,709,971	—
U.S. Government Agency Obligations	—	294,249,397	—
U.S. Treasury Obligations	—	702,557,234	—
Affiliated Mutual Funds	451,193,723	—	—
Other Financial Instruments*
Futures Contracts	(2,697,663)	—	—
OTC Total Return Swap Agreements	—	1,664,324	—

Total	$2,664,228,693	$2,903,632,987	$39,176

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	13.0%
Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	8.3
Banks	8.1
Foreign Government Bonds	5.7
U.S. Government Agency Obligations	5.4
Pharmaceuticals	4.0
Semiconductors & Semiconductor Equipment	3.1
Insurance	2.6
Software	2.5
Oil, Gas & Consumable Fuels	2.4
Health Care Providers & Services	2.1
Technology Hardware, Storage & Peripherals	2.1
Internet Software & Services	1.9
Health Care Equipment & Supplies	1.8
Biotechnology	1.7
Machinery	1.7
Food Products	1.6
Media	1.5
Diversified Telecommunication Services	1.5
IT Services	1.4
Chemicals	1.3
Food & Staples Retailing	1.3
Hotels, Restaurants & Leisure	1.3
Capital Markets	1.3
Trading Companies & Distributors	1.2
Electronic Equipment, Instruments & Components	1.2
Electric Utilities	1.2
Specialty Retail	1.1
Auto Components	1.0
Oil & Gas	1.0
Household Durables	0.8
Automobiles	0.7
Multi-Utilities	0.7

Aerospace & Defense	0.7%
Road & Rail	0.7
Airlines	0.7
Metals & Mining	0.7
Communications Equipment	0.7
Internet & Direct Marketing Retail	0.6
Tobacco	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Household Products	0.6
Beverages	0.5
Telecommunications	0.5
Commercial Services & Supplies	0.5
Electric	0.5
Industrial Conglomerates	0.5
Life Sciences Tools & Services	0.4
Multiline Retail	0.4
Personal Products	0.4
Construction & Engineering	0.4
Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Auto Manufacturers	0.3
Building Products	0.3
Real Estate Management & Development	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Construction Materials	0.3
Multi-National	0.3
Pipelines	0.3
Consumer Finance	0.3
Containers & Packaging	0.3
Machinery-Diversified	0.2
Foods	0.2
Energy Equipment & Services	0.2
Diversified Financial Services	0.2
Transportation Infrastructure	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Agriculture	0.2
Transportation	0.2
Leisure Products	0.2
Cosmetics/Personal Care	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Thrifts & Mortgage Finance	0.1%
Paper & Forest Products	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Electrical Equipment	0.1
Computers	0.1
Machinery-Construction & Mining	0.1
Health Care Technology	0.1
Gas	0.1
Auto Parts & Equipment	0.1
Office/Business Equipment	0.1
Internet	0.0	*
Home Furnishings	0.0	*
Environmental Control	0.0	*
Oil & Gas Services	0.0	*
Commercial Services	0.0	*

Miscellaneous Manufacturing	0.0	%*
Diversified Consumer Services	0.0	*
Gas Utilities	0.0	*
Real Estate	0.0	*
Semiconductors	0.0	*
Healthcare-Products	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water Utilities	0.0	*
Marine	0.0	*

	103.1
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$2,161,165		Unrealized depreciation on OTC swap agreements	$496,841
Equity contracts	Due from/to broker-variation margin futures	285,154	*	Due from/to broker-variation margin futures	8,081,403	*
Equity contracts	Unaffiliated investments	144,443		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	5,459,638	*	—	—
Interest rate contracts	Due from/to broker-variation margin futures	1,078,906	*	Due from/to broker-variation margin futures	1,439,958	*

Total		$9,129,306			$10,018,202

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Total
Commodity contracts	$—	$—	$(12,251,235)	$(12,251,235)
Equity contracts	636,949	35,846,736	—	36,483,685
Foreign exchange contracts	—	(7,216,085)	—	(7,216,085)
Interest rate contracts	—	(453,807)	—	(453,807)

Total	$636,949	$28,176,844	$(12,251,235)	$16,562,558

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Swaps	Total
Commodity contracts	$—	$—	$2,091,376	$2,091,376

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Swaps	Total
Equity contracts	$8,588	$(10,799,707)	$—	$(10,791,119)
Foreign exchange contracts	—	6,549,458	—	6,549,458
Interest rate contracts	—	(343,209)	—	(343,209)

Total	$8,588	$(4,593,458)	$2,091,376	$(2,493,494)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Total Return Swap Agreements(2)
$912,150,127	$54,647,296	$168,493,807

(1)	Value at Trade Date.

(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$166,413,683	$(166,413,683)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Societe Generale	$1,970,667	$(108,406)	$(1,818,038)	$44,223
UBS AG	190,498	(190,498)	—	—

	$2,161,165

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Societe Generale	$(108,406)	$108,406	$—	$—
UBS AG	(388,435)	190,498	—	(197,937)

	$(496,841)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $166,413,683:
Unaffiliated investments (cost $4,652,023,010)	$5,117,740,472
Affiliated investments (cost $451,208,860)	451,193,723
Foreign currency, at value (cost $579,851)	587,300
Deposit with broker for futures	8,736,074
Dividends and interest receivable	18,810,081
Receivable for investments sold	14,862,584
Tax reclaim receivable	6,090,970
Unrealized appreciation on OTC swap agreements	2,161,165
Receivable from manager	105,483
Receivable for fund share sold	85,427
Receivable from affiliate	78,752
Prepaid expenses	5,794

Total Assets	5,620,457,825

LIABILITIES:
Payable to broker for collateral for securities on loan	171,660,487
Payable for investments purchased	44,030,399
Due to broker-variation margin futures	2,113,367
Management fees payable	1,498,639
Payable for fund share repurchased	876,786
Accrued expenses and other liabilities	551,531
Unrealized depreciation on OTC swap agreements	496,841
Distribution fee payable	148,547
Payable to custodian	79,475
Affiliated transfer agent fee payable	365

Total Liabilities	221,456,437

NET ASSETS	$5,399,001,388

Net assets were comprised of:
Paid-in capital	$3,879,268,204
Retained earnings	1,519,733,184

Net assets, June 30, 2017	$5,399,001,388

Net asset value and redemption price per share, $5,399,001,388 / 396,370,143 outstanding shares of beneficial interest	$13.62

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,537,432, of which $125,913 is reimbursable by an affiliate)	$43,546,561
Interest income	22,914,110
Affiliated dividend income	1,230,023
Income from securities lending, net (including affiliated income of $270,092)	745,951

68,436,645

EXPENSES
Management fees	19,672,795
Distribution fee	6,543,693
Custodian and accounting fees	508,000
Trustees’ fees	28,000
Audit fee	20,000
Legal fees and expenses	11,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	72,840

Total expenses	26,865,328

NET INVESTMENT INCOME (LOSS)	41,571,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,239))	108,385,569
Futures transactions	28,176,844
Swap agreements transactions	(12,251,235)
Foreign currency transactions	(231,377)

124,079,801

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,653))	230,770,379
Futures	(4,593,458)
Swap agreements	2,091,376
Foreign currencies	634,022

228,902,319

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	352,982,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$394,553,437

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$41,571,317	$65,854,819
Net realized gain (loss) on investment and foreign currency transactions	124,079,801	43,263,675
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	228,902,319	101,231,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	394,553,437	210,349,944

FUND SHARE TRANSACTIONS:
Fund share sold [4,671,512 and 73,712,991 shares, respectively]	61,396,463	887,541,456
Fund share repurchased [9,994,168 and 106,183,469 shares, respectively]	(131,841,288)	(1,254,722,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(70,444,825)	(367,180,627)

CAPITAL CONTRIBUTIONS	—	2,130,265

TOTAL INCREASE (DECREASE) IN NET ASSETS	324,108,612	(154,700,418)
NET ASSETS:
Beginning of period	5,074,892,776	5,229,593,194

End of period	$5,399,001,388	$5,074,892,776

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 52.2%	Shares	Value
Aerospace & Defense — 0.9%
Arconic, Inc.	261,189	$5,915,931
Axon Enterprise, Inc.*(a)	90,700	2,280,198
Boeing Co. (The)	238,400	47,143,600
BWX Technologies, Inc.	50,800	2,476,500
DigitalGlobe, Inc.*	72,360	2,409,588
HEICO Corp. (Class A Stock)	20,496	1,271,777
Hexcel Corp.	13,667	721,481
Meggitt PLC (United Kingdom)	2,393,497	14,872,689
Northrop Grumman Corp.	70,200	18,021,042
Rockwell Collins, Inc.	125,300	13,166,524
Textron, Inc.	351,700	16,565,070
Triumph Group, Inc.(a)	90,300	2,853,480

		127,697,880

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	28,146	1,933,067
FedEx Corp.	117,800	25,601,474
XPO Logistics, Inc.*(a)	83,400	5,390,142

		32,924,683

Airlines — 0.4%
Alaska Air Group, Inc.	21,600	1,938,816
American Airlines Group, Inc.(a)	445,300	22,407,496
Delta Air Lines, Inc.	400,700	21,533,618
United Continental Holdings, Inc.*	238,800	17,969,700

		63,849,630

Auto Components — 0.3%
Adient PLC	31,900	2,085,621
Aisin Seiki Co. Ltd. (Japan)	110,600	5,685,572
Autoliv, Inc. (Sweden)	92,476	10,145,570
Gentherm, Inc.*	81,700	3,169,960
GKN PLC (United Kingdom)	1,964,698	8,345,248
Koito Manufacturing Co. Ltd. (Japan)	72,900	3,769,699
Magna International, Inc. (Canada)(a)	116,100	5,378,913
Sumitomo Rubber Industries Ltd. (Japan)(a)	316,000	5,351,624

		43,932,207

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	88,813	8,260,272
Harley-Davidson, Inc.(a)	102,793	5,552,878
Honda Motor Co. Ltd. (Japan)	661,400	18,121,092
Suzuki Motor Corp. (Japan)	254,400	12,119,101
Tesla, Inc.*(a)	46,560	16,836,562
Toyota Motor Corp. (Japan)	289,100	15,196,108

		76,086,013

Banks — 4.4%
Ameris Bancorp	72,300	3,484,860
Australia & New Zealand Banking Group Ltd. (Australia)	949,910	20,966,070
Bank of America Corp.	1,004,291	24,364,100
BankUnited, Inc.	107,300	3,617,083
Barclays PLC (United Kingdom), ADR(a)	337,906	3,578,425
BNP Paribas SA (France)	366,319	26,372,359
Bridge Bancorp, Inc.	51,400	1,711,620
Citigroup, Inc.	991,031	66,280,153
Citizens Financial Group, Inc.	408,000	14,557,440
CoBiz Financial, Inc.	80,190	1,395,306

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Commerzbank AG (Germany)*	432,048	$5,159,067
Danske Bank A/S (Denmark)	350,504	13,484,970
DBS Group Holdings Ltd. (Singapore)	1,137,462	17,119,688
DNB ASA (Norway)	1,434,937	24,429,505
East West Bancorp, Inc.	78,200	4,580,956
Erste Group Bank AG (Austria)*	234,910	8,998,190
Fifth Third Bancorp	972,600	25,248,696
First Republic Bank	225,602	22,582,760
Hilltop Holdings, Inc.	113,100	2,964,351
Home BancShares, Inc.(a)	145,336	3,618,866
ING Groep NV (Netherlands)	1,552,989	26,808,948
Intesa Sanpaolo SpA (Italy)	4,758,702	15,136,568
JPMorgan Chase & Co.	925,668	84,606,055
KeyCorp	973,480	18,243,015
Lloyds Banking Group PLC (United Kingdom)	19,558,770	16,855,371
National Bank Holdings Corp. (Class A Stock)(a)	51,400	1,701,854
National Bank of Canada (Canada)	380,400	15,995,691
Nordea Bank AB (Sweden)	1,667,955	21,243,795
Pacific Premier Bancorp, Inc.*	33,800	1,247,220
Pinnacle Financial Partners, Inc.	44,968	2,823,990
Popular, Inc. (Puerto Rico)	77,200	3,220,012
Prosperity Bancshares, Inc.	43,110	2,769,386
Seacoast Banking Corp. of Florida*	42,100	1,014,610
Signature Bank*	22,600	3,243,778
Standard Chartered PLC (United Kingdom)*	862,472	8,735,342
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	386,581	13,885,715
SVB Financial Group*	28,800	5,062,752
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,393,760	19,961,606
Texas Capital Bancshares, Inc.*	35,660	2,760,084
Towne Bank	112,200	3,455,760
U.S. Bancorp	130,700	6,785,944
United Overseas Bank Ltd. (Singapore)	560,400	9,408,355
Webster Financial Corp.(a)	76,900	4,015,718
Wells Fargo & Co.	1,309,408	72,554,297
Westamerica Bancorporation(a)	13,500	756,540
Western Alliance Bancorp*	90,200	4,437,840

		661,244,711

Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	2,246,550
Coca-Cola Co. (The)	773,126	34,674,701
Diageo PLC (United Kingdom)	566,205	16,732,447
Dr. Pepper Snapple Group, Inc.	169,200	15,415,812
Kirin Holdings Co. Ltd. (Japan)	583,800	11,908,703
Molson Coors Brewing Co. (Class B Stock)	103,600	8,944,824
PepsiCo, Inc.	420,848	48,603,736

		138,526,773

Biotechnology — 1.4%
AbbVie, Inc.	304,600	22,086,545
Acceleron Pharma, Inc.*(a)	92,900	2,823,231
Alexion Pharmaceuticals, Inc.*	134,239	16,332,859
Alnylam Pharmaceuticals, Inc.*(a)	44,000	3,509,440
Amgen, Inc.	141,400	24,353,322

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Biogen, Inc.*	59,300	$16,091,648
BioMarin Pharmaceutical, Inc.*	48,100	4,368,442
Bioverativ, Inc.*	7,300	439,241
Celgene Corp.*	79,500	10,324,665
CSL Ltd. (Australia)	64,142	6,807,359
Exelixis, Inc.*	327,100	8,056,473
Gilead Sciences, Inc.	222,196	15,727,033
Incyte Corp.*	96,900	12,200,679
Ionis Pharmaceuticals, Inc.*(a)	76,700	3,901,729
Ironwood Pharmaceuticals, Inc.*(a)	60,900	1,149,792
Neurocrine Biosciences, Inc.*(a)	59,000	2,714,000
Regeneron Pharmaceuticals, Inc.*	16,300	8,005,582
Sage Therapeutics, Inc.*(a)	22,500	1,791,900
Shire PLC, ADR	150,540	24,879,746
TESARO, Inc.*(a)	11,800	1,650,348
United Therapeutics Corp.*(a)	20,400	2,646,492
Vertex Pharmaceuticals, Inc.*	125,267	16,143,158

		206,003,684

Building Products — 0.3%
A.O. Smith Corp.	43,800	2,467,254
Allegion PLC	113,100	9,174,671
Fortune Brands Home & Security, Inc.(a)	92,200	6,015,128
Johnson Controls International PLC	449,618	19,495,436
Quanex Building Products Corp.(a)	119,900	2,535,885

		39,688,374

Capital Markets — 1.2%
Ameriprise Financial, Inc.	79,306	10,094,861
BlackRock, Inc.	15,500	6,547,355
CBOE Holdings, Inc.(a)	134,200	12,265,880
Charles Schwab Corp. (The)	460,902	19,800,350
Close Brothers Group PLC (United Kingdom)	112,492	2,212,693
CME Group, Inc.	48,680	6,096,683
E*TRADE Financial Corp.*	79,000	3,004,370
FactSet Research Systems, Inc.(a)	20,200	3,356,836
Financial Engines, Inc.(a)	82,500	3,019,500
GAM Holding AG (Switzerland)*	475,022	6,386,597
Intercontinental Exchange, Inc.	216,070	14,243,334
Janus Henderson Group PLC (United Kingdom)*(a)	53,277	1,764,001
Legg Mason, Inc.	121,100	4,621,176
Macquarie Group Ltd. (Australia)	178,689	12,151,513
Morgan Stanley	702,700	31,312,312
S&P Global, Inc.	60,699	8,861,447
State Street Corp.	138,071	12,389,111
TD Ameritrade Holding Corp.	389,700	16,753,203
Waddell & Reed Financial, Inc. (Class A Stock)(a)	26,100	492,768

		175,373,990

Chemicals — 1.4%
Agrium, Inc. (Canada)	34,300	3,103,807
AgroFresh Solutions, Inc.*(a)	158,000	1,134,440
Air Liquide SA (France)	93,942	11,610,883
Air Products & Chemicals, Inc.	130,701	18,698,085
Akzo Nobel NV (Netherlands)	8,357	726,798
American Vanguard Corp.	3,000	51,750

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Asahi Kasei Corp. (Japan)	1,284,000	$13,852,194
Axalta Coating Systems Ltd.*	5,400	173,015
BASF SE (Germany)	131,918	12,243,215
Cabot Corp.	25,300	1,351,779
Celanese Corp. (Class A Stock)	38,300	3,636,202
CF Industries Holdings, Inc.(a)	265,500	7,423,380
Corbion NV (Netherlands)	8,107	259,282
Covestro AG (Germany), 144A	88,444	6,411,677
Croda International PLC (United Kingdom)	11,238	569,123
E.I. du Pont de Nemours & Co.	479,694	38,716,103
Flotek Industries, Inc.*(a)	203,340	1,817,860
Incitec Pivot Ltd. (Australia)	101,586	266,457
KMG Chemicals, Inc.	69,500	3,382,565
Linde AG (Germany)	2,876	547,457
Minerals Technologies, Inc.	39,600	2,898,720
Monsanto Co.	98,300	11,634,788
OCI NV (Netherlands)*(a)	9,225	203,124
Orion Engineered Carbons SA (Luxembourg)	8,100	161,595
PolyOne Corp.	18,700	724,438
PPG Industries, Inc.(a)	80,500	8,851,780
Praxair, Inc.	125,058	16,576,438
RPM International, Inc.	190,400	10,386,320
Senomyx, Inc.*(a)	81,500	67,645
Sherwin-Williams Co. (The)	31,268	10,973,817
Symrise AG (Germany)	4,378	310,621
Tosoh Corp. (Japan)	330,000	3,401,051
Umicore SA (Belgium)	135,712	9,440,290
Valvoline, Inc.	497,042	11,789,836
Victrex PLC (United Kingdom)	17,026	415,953
Yara International ASA (Norway)	8,538	321,048

		214,133,536

Commercial Services & Supplies — 0.3%
Copart, Inc.*	87,200	2,772,088
HNI Corp.	46,600	1,857,942
KAR Auction Services, Inc.	22,200	931,734
Mobile Mini, Inc.(a)	54,764	1,634,705
Rollins, Inc.(a)	87,200	3,549,912
Stericycle, Inc.*	145,700	11,119,824
Waste Connections, Inc. (Canada)	299,400	19,287,348

		41,153,553

Communications Equipment — 0.5%
ARRIS International PLC*	14,900	417,497
Ciena Corp.*	11,700	292,734
Cisco Systems, Inc.	1,474,294	46,145,402
Harris Corp.	179,400	19,568,952
NetScout Systems, Inc.*	7,500	258,000
Palo Alto Networks, Inc.*	28,900	3,867,109
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	948,618	6,820,687

		77,370,381

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,325,928
Granite Construction, Inc.(a)	6,900	332,856
Jacobs Engineering Group, Inc.	4,100	222,999

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	10,700	$1,600,720

		3,482,503

Construction Materials — 0.2%
Buzzi Unicem SpA (Italy)	8,378	208,906
Martin Marietta Materials, Inc.	35,600	7,923,848
Vulcan Materials Co.	155,574	19,708,114

		27,840,868

Consumer Finance — 0.2%
Ally Financial, Inc.	621,000	12,978,900
Credit Saison Co. Ltd. (Japan)	394,600	7,726,638
SLM Corp.*	352,600	4,054,900
Synchrony Financial	340,200	10,144,764

		34,905,202

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	950,506	11,841,127
Ball Corp.(a)	659,300	27,829,053
Bemis Co., Inc.	62,200	2,876,750
Graphic Packaging Holding Co.	216,700	2,986,126
International Paper Co.	52,615	2,978,535
Myers Industries, Inc.	140,800	2,527,360
Orora Ltd. (Australia)	143,806	316,024
Vidrala SA (Spain)	4,726	335,681

		51,690,656

Distributors — 0.1%
Core-Mark Holding Co., Inc.(a)	30,100	995,106
LKQ Corp.*	200,100	6,593,295

		7,588,401

Diversified Consumer Services — 0.0%
Ascent Capital Group, Inc. (Class A Stock)*	45,142	693,381
Service Corp. International(a)	115,900	3,876,855

		4,570,236

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	183,798	31,129,867
Challenger Ltd. (Australia)	1,510,318	15,489,016
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,444,100	7,923,122

		54,542,005

Diversified Telecommunication Services — 1.0%
AT&T, Inc.(a)	775,015	29,241,316
KT Corp. (South Korea)	263,441	7,511,385
Nippon Telegraph & Telephone Corp. (Japan)	763,900	36,059,215
TDC A/S (Denmark)	2,437,761	14,176,533
Telecom Italia SpA (Italy)	9,561,295	7,075,603
Telefonica Deutschland Holding AG (Germany)	3,214,372	16,075,091
Telefonica SA (Spain)	1,155,172	11,957,922
Telstra Corp. Ltd. (Australia)	907,619	2,998,886
Verizon Communications, Inc.	659,900	29,471,134

		154,567,085

Electric Utilities — 1.0%
Edison International	200,900	15,708,371
Eversource Energy	196,184	11,910,331

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Exelon Corp.	262,800	$9,479,196
Great Plains Energy, Inc.	100,100	2,930,928
NextEra Energy, Inc.	271,700	38,073,321
OGE Energy Corp.	99,900	3,475,521
PG&E Corp.	364,860	24,215,758
PNM Resources, Inc.	81,800	3,128,850
Portland General Electric Co.	68,000	3,106,920
Red Electrica Corp. SA (Spain)	24,526	513,095
Southern Co. (The)	520,700	24,931,116
SSE PLC (United Kingdom)	346,729	6,560,592
Westar Energy, Inc.	1,760	93,315

		144,127,314

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	716,317	17,779,785
Acuity Brands, Inc.(a)	42,600	8,659,728
Emerson Electric Co.	79,700	4,751,714
Gamesa Corp. Technologica SA (Spain)	7,831	167,549
Hubbell, Inc.	19,800	2,240,766
Legrand SA (France)	205,238	14,342,357
Mitsubishi Electric Corp. (Japan)	1,970,600	28,500,007
Sensata Technologies Holding NV*(a)	249,500	10,658,639
Vestas Wind Systems A/S (Denmark)	1,792	165,522

		87,266,067

Electronic Equipment, Instruments & Components — 0.3%
AVX Corp.	122,800	2,006,551
Belden, Inc.	29,050	2,191,242
Coherent, Inc.*	19,200	4,319,808
Control4 Corp.*	88,500	1,735,485
Hamamatsu Photonics KK (Japan)	165,000	5,084,834
Keysight Technologies, Inc.*	199,800	7,778,214
Omron Corp. (Japan)	231,100	10,059,644
TE Connectivity Ltd.(a)	209,100	16,451,987

		49,627,765

Energy Equipment & Services — 0.2%
Aker Solutions ASA (Norway)*	68,115	308,192
Baker Hughes, Inc.	200,600	10,934,706
Dril-Quip, Inc.*(a)	45,900	2,239,920
Exterran Corp.*	94,450	2,521,815
Frank’s International NV(a)	13,100	108,599
Halliburton Co.	8,500	363,035
Oceaneering International, Inc.(a)	39,900	911,316
SBM Offshore NV (Netherlands)	17,554	281,191
Schlumberger Ltd.	67,468	4,442,093
TechnipFMC PLC (United Kingdom)*	161,200	4,384,639
Tenaris SA (Luxembourg)	58,112	907,347
Tesco Corp.*	203,760	906,732
US Silica Holdings, Inc.(a)	7,833	277,993
WorleyParsons Ltd. (Australia)*	710,137	6,118,702

		34,706,280

Equity Real Estate Investment Trusts (REITs) — 2.0%
Acadia Realty Trust	97,871	2,720,814
Alexandria Real Estate Equities, Inc.	11,534	1,389,501
American Campus Communities, Inc.	34,341	1,624,329
American Tower Corp.	188,901	24,995,380
AvalonBay Communities, Inc.	78,711	15,125,893

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Boardwalk Real Estate Investment Trust (Canada)(a)	9,100	$333,671
Boston Properties, Inc.	21,133	2,599,782
Camden Property Trust	59,214	5,063,389
Canadian Real Estate Investment Trust (Canada)	10,700	378,477
CapitaLand Mall Trust (Singapore)	547,700	785,474
Charter Hall Retail REIT (Australia)	182,949	571,946
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	531,629
Crown Castle International Corp.	122,494	12,271,449
DCT Industrial Trust, Inc.	29,148	1,557,669
Derwent London PLC (United Kingdom)	15,615	539,730
Douglas Emmett, Inc.	72,000	2,751,120
Duke Realty Corp.	76,700	2,143,765
EastGroup Properties, Inc.	30,300	2,539,140
Equinix, Inc.	28,500	12,231,060
Equity Commonwealth*	92,400	2,919,840
Equity Residential	322,082	21,202,658
Essex Property Trust, Inc.	15,838	4,074,642
Federal Realty Investment Trust	15,606	1,972,442
Gecina SA (France)	6,687	1,049,583
GGP, Inc.	558,651	13,161,818
Great Portland Estates PLC (United Kingdom)	656,688	5,112,129
Healthcare Realty Trust, Inc.	41,793	1,427,231
Highwoods Properties, Inc.	13,700	694,727
Host Hotels & Resorts, Inc.(a)	46,881	856,516
Hudson Pacific Properties, Inc.	19,583	669,543
Kilroy Realty Corp.	24,861	1,868,304
Kimco Realty Corp.	49,900	915,665
Klepierre (France)	22,429	919,272
LaSalle Hotel Properties(a)	107,800	3,212,440
Macerich Co. (The)	39,292	2,281,294
Mitsui Fudosan Logistics Park, Inc. (Japan)	120	358,609
Mori Hills REIT Investment Corp. (Japan)	510	627,007
Nippon Accommodations Fund, Inc. (Japan)	240	1,002,917
Nippon Prologis REIT, Inc. (Japan)	212	451,248
Paramount Group, Inc.(a)	198,700	3,179,200
Pebblebrook Hotel Trust(a)	17,000	548,080
Prologis, Inc.	86,858	5,093,353
PS Business Parks, Inc.	4,600	608,994
Public Storage	15,362	3,203,438
Rayonier, Inc.	120,300	3,461,031
Regency Centers Corp.	318,345	19,941,131
Saul Centers, Inc.	22,800	1,321,944
SBA Communications Corp.*	36,400	4,910,360
Scentre Group (Australia)	3,533,064	10,984,615
Shaftesbury PLC (United Kingdom)	90,517	1,147,149
Simon Property Group, Inc.	23,017	3,723,230
SL Green Realty Corp.	141,755	14,997,679
Sunstone Hotel Investors, Inc.	74,477	1,200,569
Taubman Centers, Inc.	38,100	2,268,855
Terreno Realty Corp.	76,100	2,561,526
Unibail-Rodamco SE (France)(a)	54,807	13,810,126
UNITE Group PLC (The) (United Kingdom)	87,579	740,284
Urban Edge Properties	167,917	3,984,670
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,452,330

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	1,508,100	$12,275,934
Vicinity Centres (Australia)	506,667	999,761
Vornado Realty Trust	145,756	13,686,488
Washington Prime Group, Inc.(a)	211,400	1,769,418
Washington Real Estate Investment Trust(a)	44,600	1,422,740
Weingarten Realty Investors	87,534	2,634,773
Weyerhaeuser Co.	236,848	7,934,408

		294,794,189

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.(a)	19,100	2,045,801
Costco Wholesale Corp.	122,600	19,607,418
CVS Health Corp.	145,104	11,675,068
Seven & i Holdings Co. Ltd. (Japan)	358,800	14,805,683
Sprouts Farmers Market, Inc.*(a)	108,100	2,450,627
Walgreens Boots Alliance, Inc.	303,732	23,785,253
Wal-Mart Stores, Inc.	243,300	18,412,944

		92,782,794

Food Products — 1.1%
Blue Buffalo Pet Products, Inc.*(a)	83,700	1,909,197
Bunge Ltd.	160,200	11,950,919
Cal-Maine Foods, Inc.*(a)	6,553	259,499
Danone SA (France)	133,309	10,005,875
Flowers Foods, Inc.(a)	44,000	761,640
Hershey Co. (The)	111,900	12,014,703
Hormel Foods Corp.(a)	154,000	5,252,940
Kraft Heinz Co. (The)	130,800	11,201,712
McCormick & Co., Inc.	11,705	1,141,355
Mondelez International, Inc. (Class A Stock)	557,785	24,090,734
Nestle SA (Switzerland)	666,968	58,171,400
Pilgrim’s Pride Corp.*	5,978	131,038
Pinnacle Foods, Inc.	57,000	3,385,800
Post Holdings, Inc.*	38,500	2,989,525
Sanderson Farms, Inc.(a)	3,083	356,549
Snyder’s-Lance, Inc.(a)	47,700	1,651,374
TreeHouse Foods, Inc.*(a)	38,200	3,120,558
Tyson Foods, Inc. (Class A Stock)	154,900	9,701,387
Wilmar International Ltd. (Singapore)	4,303,900	10,468,588

		168,564,793

Gas Utilities — 0.1%
Atmos Energy Corp.	100,273	8,317,645
Chesapeake Utilities Corp.	24,820	1,860,259
Italgas SpA (Italy)	22,726	114,611
ONE Gas, Inc.	45,500	3,176,355
South Jersey Industries, Inc.(a)	69,600	2,378,232

		15,847,102

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	242,800	11,802,507
Align Technology, Inc.*	32,600	4,893,912
Atrion Corp.	2,800	1,801,240
Becton, Dickinson and Co.(a)	152,002	29,657,110
Cooper Cos., Inc. (The)	6,100	1,460,462
Danaher Corp.	390,300	32,937,417
DENTSPLY SIRONA, Inc.	157,900	10,238,236
DexCom, Inc.*(a)	6,000	438,900
Elekta AB (Sweden) (Class B Stock)(a)	469,502	4,443,246
GenMark Diagnostics, Inc.*(a)	226,600	2,680,678

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
GN Store Nord A/S (Denmark)(a)	448,813	$13,104,886
Halyard Health, Inc.*	50,000	1,964,000
Hologic, Inc.*	162,900	7,392,402
Intuitive Surgical, Inc.*	30,900	28,902,933
K2M Group Holdings, Inc.*(a)	30,300	738,108
Medtronic PLC	252,789	22,435,024
ResMed, Inc.(a)	40,600	3,161,522
Sonova Holding AG (Switzerland)	23,355	3,799,239
Stryker Corp.(a)	152,300	21,136,194
Teleflex, Inc.	20,700	4,300,632
West Pharmaceutical Services, Inc.	32,500	3,071,900

		210,360,548

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	11,900	587,621
Aetna, Inc.	67,916	10,311,686
Anthem, Inc.	79,100	14,881,083
Centene Corp.*	138,587	11,070,330
Cigna Corp.	93,000	15,567,270
Diplomat Pharmacy, Inc.*(a)	118,000	1,746,400
Envision Healthcare Corp.*(a)	137,100	8,592,057
Fresenius SE & Co. KGaA (Germany)	314,698	27,017,807
HCA Healthcare, Inc.*(a)	88,700	7,734,640
Humana, Inc.	63,300	15,231,246
Miraca Holdings, Inc. (Japan)	167,900	7,562,062
Select Medical Holdings Corp.*	76,800	1,178,880
UnitedHealth Group, Inc.	263,500	48,858,170
Universal Health Services, Inc. (Class B Stock)	37,600	4,590,208
WellCare Health Plans, Inc.*	12,100	2,172,676

		177,102,136

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	27,000	3,794,850
Veeva Systems, Inc. (Class A Stock)*	88,500	5,425,935

		9,220,785

Holding Companies-Diversified — 0.0%
TPG Pace Energy Holdings Corp., UTS*	12,900	134,676

Hotels, Restaurants & Leisure — 1.0%
Aramark	202,000	8,277,960
Bloomin’ Brands, Inc.	135,800	2,883,034
Choice Hotels International, Inc.	33,800	2,171,650
Compass Group PLC (United Kingdom)	709,992	14,986,278
Del Frisco’s Restaurant Group, Inc.*	74,500	1,199,450
Hilton Grand Vacations, Inc.*	47,040	1,696,262
Hilton Worldwide Holdings, Inc.(a)	169,689	10,495,265
Jack in the Box, Inc.	32,000	3,152,000
Las Vegas Sands Corp.	89,000	5,686,210
Lindblad Expeditions Holdings, Inc.*	177,100	1,859,550
Marriott International, Inc. (Class A Stock)	170,000	17,052,700
McDonald’s Corp.	121,200	18,562,992
MGM Resorts International	113,691	3,557,391
Norwegian Cruise Line Holdings Ltd.*	78,600	4,267,193
Red Robin Gourmet Burgers, Inc.*(a)	50,900	3,321,225
Restaurant Brands International, Inc. (Canada)	43,218	2,702,854
Royal Caribbean Cruises Ltd.	50,500	5,516,115
Starbucks Corp.	479,752	27,974,339

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	193,200	$14,250,432

		149,612,900

Household Durables — 0.4%
Lennar Corp. (Class A Stock)	189,000	10,077,480
Meritage Homes Corp.*(a)	72,400	3,055,280
Panasonic Corp. (Japan)	1,162,500	15,839,365
Persimmon PLC (United Kingdom)	492,515	14,384,717
Sony Corp. (Japan)	173,600	6,621,754
Tempur Sealy International, Inc.*(a)	28,200	1,505,598
TRI Pointe Group, Inc.*	254,500	3,356,855

		54,841,049

Household Products — 0.5%
Colgate-Palmolive Co.	277,433	20,566,108
Energizer Holdings, Inc.	60,300	2,895,606
Procter & Gamble Co. (The)	583,979	50,893,770

		74,355,484

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	347,100	8,597,055
NRG Energy, Inc.	268,716	4,627,290

		13,224,345

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	2,875	274,275
CK Hutchison Holdings Ltd. (Hong Kong)	1,464,693	18,381,231
DCC PLC (United Kingdom)	144,785	13,185,494
General Electric Co.	604,200	16,319,442
Honeywell International, Inc.	248,200	33,082,578
Koninklijke Philips NV (Netherlands)	674,972	24,028,167
Roper Technologies, Inc.	134,100	31,048,173
Sembcorp Industries Ltd. (Singapore)	998,011	2,231,096
Siemens AG (Germany)	246,137	33,857,190

		172,407,646

Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	1,966,200	14,385,429
American International Group, Inc.	574,300	35,905,236
Aspen Insurance Holdings Ltd. (Bermuda)	5,500	274,175
Aviva PLC (United Kingdom)	2,502,296	17,164,265
AXA SA (France)	1,112,303	30,458,644
Axis Capital Holdings Ltd.	12,500	808,249
Brown & Brown, Inc.	15,800	680,506
Chubb Ltd.(a)	146,527	21,302,095
CNA Financial Corp.	389,784	19,001,970
CNO Financial Group, Inc.	20,000	417,600
Direct Line Insurance Group PLC (United Kingdom)	2,769,397	12,823,817
First American Financial Corp.	67,600	3,021,044
FNF Group	206,800	9,270,844
Hanover Insurance Group, Inc. (The)	4,900	434,287
Infinity Property & Casualty Corp.	14,500	1,363,000
Kemper Corp.	34,800	1,343,280
Loews Corp.	165,569	7,750,285
Markel Corp.*	1,800	1,756,548
Marsh & McLennan Cos., Inc.	188,000	14,656,480
MetLife, Inc.	486,170	26,710,180

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	92,471	$18,711,813
Old Republic International Corp.	26,600	519,498
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,237,000	8,148,613
Primerica, Inc.(a)	5,700	431,775
Progressive Corp. (The)	178,000	7,848,020
Prudential PLC (United Kingdom)	986,630	22,646,998
RSA Insurance Group PLC (United Kingdom)	1,564,352	12,548,999
State Auto Financial Corp.	85,100	2,189,623
Storebrand ASA (Norway)	1,663,590	11,479,462
Sun Life Financial, Inc. (Canada)	365,900	13,080,756
Tokio Marine Holdings, Inc. (Japan)	514,300	21,401,706
Validus Holdings Ltd.	12,800	665,215
White Mountains Insurance Group Ltd.	3,500	3,040,205
Willis Towers Watson PLC(a)	162,981	23,707,216
XL Group Ltd. (Bermuda)	556,540	24,376,451
Zurich Insurance Group AG (Switzerland)	53,753	15,687,758

		406,012,042

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	110,363	106,831,384
Etsy, Inc.*(a)	233,000	3,495,000
Netflix, Inc.*	117,600	17,570,616
Priceline Group, Inc. (The)*	29,310	54,824,941

		182,721,941

Internet Software & Services — 2.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	85,574	12,057,377
Alphabet, Inc. (Class C Stock)*	80,828	73,450,828
Alphabet, Inc. (Class A Stock)*	67,250	62,520,980
Altaba, Inc.*	322,200	17,553,456
Angie’s List, Inc.*(a)	212,500	2,717,875
Baidu, Inc. (China), ADR*	42,800	7,655,208
Cornerstone OnDemand, Inc.*	35,900	1,283,425
CoStar Group, Inc.*	4,700	1,238,920
Facebook, Inc. (Class A Stock)*	728,100	109,928,538
Five9, Inc.*	164,600	3,542,192
Kakaku.com, Inc. (Japan)	293,600	4,220,480
Match Group, Inc.*(a)	50,770	882,383
NAVER Corp. (South Korea)	6,093	4,466,357
Pandora Media, Inc.*(a)	174,400	1,555,648
SPS Commerce, Inc.*	24,000	1,530,240
Tencent Holdings Ltd. (China)	347,000	12,448,611
Twitter, Inc.*(a)	65,900	1,177,633
VeriSign, Inc.*(a)	80,160	7,451,674
Xactly Corp.*	133,100	2,083,015
Yahoo Japan Corp. (Japan)(a)	1,935,900	8,415,795
YY, Inc. (China), ADR*(a)	118,500	6,876,555
Zillow Group, Inc. (Class A Stock)*(a)	58,500	2,857,140
Zillow Group, Inc. (Class C Stock)*(a)	56,900	2,788,669

		348,702,999

IT Services — 1.5%
Accenture PLC (Class A Stock)(a)	127,600	15,781,567
Black Knight Financial Services, Inc. (Class A Stock)*(a)	51,500	2,108,925

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Blackhawk Network Holdings, Inc.*	71,600	$3,121,760
Booz Allen Hamilton Holding Corp.	84,200	2,739,868
Cognizant Technology Solutions Corp. (Class A Stock)	240,100	15,942,640
CoreLogic, Inc.*	77,900	3,379,302
EPAM Systems, Inc.*	41,800	3,514,962
Fidelity National Information Services, Inc.	208,800	17,831,520
Fiserv, Inc.*	3,100	379,254
FleetCor Technologies, Inc.*	49,200	7,095,132
Infosys Ltd. (India), ADR(a)	689,600	10,357,792
Jack Henry & Associates, Inc.	20,910	2,171,922
Mastercard, Inc. (Class A Stock)	349,100	42,398,195
PayPal Holdings, Inc.*	489,400	26,266,098
Sabre Corp.(a)	125,100	2,723,427
Vantiv, Inc. (Class A Stock)*	203,500	12,889,690
Visa, Inc. (Class A Stock)(a)	533,000	49,984,740
WEX, Inc.*	26,900	2,804,863

		221,491,657

Leisure Products — 0.0%
Mattel, Inc.(a)	131,998	2,841,917

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	211,100	12,520,341
Bruker Corp.	37,880	1,092,459
Quintiles IMS Holdings, Inc.*	48,292	4,322,134
Thermo Fisher Scientific, Inc.	120,300	20,988,741

		38,923,675

Machinery — 1.2%
AGCO Corp.	49,300	3,322,327
ANDRITZ AG (Austria)	4,125	248,874
Caterpillar, Inc.	139,800	15,022,908
Chart Industries, Inc.*	69,900	2,427,627
EnPro Industries, Inc.	26,700	1,905,579
Flowserve Corp.(a)	154,035	7,151,845
Fortive Corp.	352,650	22,340,378
Graco, Inc.	23,600	2,579,008
Greenbrier Cos., Inc. (The)(a)	47,000	2,173,750
Harsco Corp.*	135,000	2,173,500
Hillenbrand, Inc.	74,900	2,703,890
Illinois Tool Works, Inc.	147,200	21,086,400
Krones AG (Germany)	3,003	348,114
Middleby Corp. (The)*	25,100	3,049,901
Mueller Water Products, Inc. (Class A Stock)	23,200	270,976
PACCAR, Inc.	304,360	20,099,934
Pentair PLC (United Kingdom)	165,248	10,995,602
RBC Bearings, Inc.*	18,300	1,862,208
Sandvik AB (Sweden)	50,714	798,453
SMC Corp. (Japan)	28,800	8,803,939
Stanley Black & Decker, Inc.	116,000	16,324,680
Sun Hydraulics Corp.	44,800	1,911,616
THK Co. Ltd. (Japan)	503,500	14,349,361
Wabtec Corp.(a)	114,916	10,514,814
Welbilt, Inc.*	76,200	1,436,370

		173,902,054

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.1%
AP Moller – Maersk A/S (Denmark) (Class B Stock)	3,558	$7,164,078
Kirby Corp.*(a)	47,900	3,202,115
Matson, Inc.	74,200	2,228,968

		12,595,161

Media — 1.2%
Cable One, Inc.(a)	5,100	3,625,590
Charter Communications, Inc. (Class A Stock)*	73,194	24,655,399
Comcast Corp. (Class A Stock)	1,345,400	52,362,968
CyberAgent, Inc. (Japan)	233,700	7,257,923
Eutelsat Communications SA (France)	333,406	8,506,840
Liberty Broadband Corp. (Class C Stock)*	39,200	3,400,600
Liberty Global PLC (United Kingdom) (Class A Stock)*	295,069	9,477,616
Liberty Global PLC (United Kingdom) (Class C Stock)*	143,432	4,472,210
Sky PLC (United Kingdom)	422,962	5,477,866
Stroeer SE & Co. KGaA (Germany)(a)	56,749	3,407,504
Time Warner, Inc.	81,900	8,223,579
Twenty-First Century Fox, Inc. (Class A Stock)	286,600	8,122,244
Walt Disney Co. (The)	294,300	31,269,375
WPP PLC (United Kingdom)	779,088	16,405,093

		186,664,807

Metals & Mining — 0.7%
Acacia Mining PLC (United Kingdom)	98,042	381,104
Acerinox SA (Spain)	34,164	468,509
Agnico Eagle Mines Ltd. (Canada)	72,117	3,253,919
AngloGold Ashanti Ltd. (South Africa)	6,007	58,652
Antofagasta PLC (Chile)	642,482	6,703,037
Argonaut Gold, Inc.*	69,358	126,757
Asanko Gold, Inc. (Canada)*	106,200	162,969
B2Gold Corp. (Canada)*	151,100	425,289
BHP Billiton Ltd. (Australia)	547,997	9,767,431
BHP Billiton PLC (Australia)	570,257	8,736,786
Boliden AB (Sweden)	70,812	1,935,642
Carpenter Technology Corp.(a)	67,000	2,507,810
Centamin PLC (United Kingdom)	233,307	471,252
Compass Minerals International, Inc.(a)	7,245	473,099
Continental Gold, Inc. (Canada)*	53,100	156,417
Dowa Holdings Co. Ltd. (Japan)	181,000	1,372,886
Endeavour Mining Corp. (Monaco)*	34,657	598,106
Evolution Mining Ltd. (Australia)	608,424	1,129,266
First Quantum Minerals Ltd. (Zambia)	47,812	404,455
Fortescue Metals Group Ltd. (Australia)	78,835	315,583
Fortuna Silver Mines, Inc. (Canada)*	30,700	150,328
Franco-Nevada Corp. (Canada), TSX(a)	35,118	2,533,923
Fresnillo PLC (Mexico)	136,367	2,643,453
Goldcorp, Inc. (Canada)	18,718	241,649
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	506,147	1,422,050
Guyana Goldfields, Inc. (Canada)*	30,865	144,709
Hindustan Zinc Ltd. (India)	189,203	770,378
Independence Group NL (Australia)	2,992,148	7,237,621
Kaiser Aluminum Corp.	1,681	148,802
Korea Zinc Co. Ltd. (South Korea)	3,497	1,393,504

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Lucara Diamond Corp. (Canada)	170,515	$362,910
Lundin Mining Corp. (Canada)	135,916	772,441
Maruichi Steel Tube Ltd. (Japan)	45,900	1,335,431
New Gold, Inc. (Canada)*(a)	230,772	733,855
NMDC Ltd. (India)	411,217	688,055
Northern Star Resources Ltd. (Australia)	121,936	446,098
Nucor Corp.	28,604	1,655,313
OceanaGold Corp. (Australia)	259,657	782,895
Osisko Gold Royalties Ltd. (Canada)	94,800	1,158,683
Pan American Silver Corp. (Canada)	79,558	1,338,166
Petra Diamonds Ltd. (South Africa)*	253,153	360,124
Randgold Resources Ltd. (United Kingdom)	60,004	5,324,527
Randgold Resources Ltd. (United Kingdom), ADR	31,500	2,786,490
Regis Resources Ltd. (Australia)	130,924	381,013
Reliance Steel & Aluminum Co.	15,556	1,132,632
Richmont Mines, Inc. (Canada)*	23,400	182,249
Rio Tinto Ltd. (United Kingdom)	115,724	5,624,015
Rio Tinto PLC (United Kingdom)	199,097	8,432,164
Royal Gold, Inc.	6,400	500,288
SEMAFO, Inc. (Canada)*	81,300	187,451
Sibanye Gold Ltd. (South Africa)	99,344	114,150
Silvercorp Metals, Inc. (Canada)	48,200	153,276
South32 Ltd. (Australia), ASX	4,641,473	9,559,122
Southern Copper Corp. (Peru)(a)	106,926	3,702,847
Steel Dynamics, Inc.(a)	111,200	3,982,072
Wesdome Gold Mines Ltd. (Canada)	66,100	155,463
Worthington Industries, Inc.	12,000	602,640

		108,589,756

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	129,322	1,558,330
Redwood Trust, Inc.	204,700	3,488,088

		5,046,418

Multiline Retail — 0.2%
Dollar General Corp.	341,150	24,593,504
Lojas Renner SA (Brazil)	665,141	5,521,259

		30,114,763

Multi-Utilities — 0.4%
CMS Energy Corp.	6,873	317,876
DTE Energy Co.	122,200	12,927,538
E.ON SE (Germany)	558,528	5,272,498
Engie SA (France)	1,036,770	15,648,776
National Grid PLC (United Kingdom)	1,251,972	15,512,619
NiSource, Inc.	288,868	7,325,692

		57,004,999

Oil, Gas & Consumable Fuels — 2.2%
Advantage Oil & Gas Ltd. (Canada)*	51,600	348,961
ARC Resources Ltd. (Canada)	39,822	520,806
BP PLC (United Kingdom)	163,652	944,633
BP PLC (United Kingdom), ADR(a)	168,300	5,831,595
Cairn Energy PLC (United Kingdom)*	97,966	219,953
Canadian Natural Resources Ltd. (Canada)	14,200	409,528
Centennial Resource Development, Inc. (Class A Stock)*(a)	24,316	384,679
Cheniere Energy, Inc.*	27,600	1,344,396
Chevron Corp.	202,222	21,097,821

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	3,260	$306,473
Comstock Resources, Inc.*(a)	11,359	80,308
Concho Resources, Inc.*	72,613	8,824,658
Continental Resources, Inc.*(a)	137,781	4,454,460
Diamondback Energy, Inc.*	53,300	4,733,573
Enbridge, Inc. (Canada)	115,670	4,604,823
Encana Corp. (Canada)	46,700	410,960
Energen Corp.*	12,700	626,999
EOG Resources, Inc.	201,108	18,204,296
Exxon Mobil Corp.	1,085,299	87,616,188
Frontera Energy Corp. (Colombia)*	9,455	249,718
Galp Energia SGPS SA (Portugal)	41,322	626,185
Gulfport Energy Corp.*	27,500	405,625
Hess Corp.(a)	133,930	5,875,509
HollyFrontier Corp.	94,600	2,598,662
Jagged Peak Energy, Inc.*(a)	18,800	250,980
Kelt Exploration Ltd. (Canada)*	54,500	263,927
Koninklijke Vopak NV (Netherlands)	14,053	651,201
Kosmos Energy Ltd. (Ghana)*(a)	275,650	1,766,917
Lundin Petroleum AB (Sweden)*	13,333	256,980
Marathon Petroleum Corp.	137,066	7,172,664
Matador Resources Co.*(a)	157,200	3,359,364
Noble Energy, Inc.	5,150	145,745
Occidental Petroleum Corp.	354,299	21,211,881
Parsley Energy, Inc. (Class A Stock)*	108,368	3,007,212
Pioneer Natural Resources Co.	59,900	9,558,842
Rice Energy, Inc.*	77,200	2,055,836
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	20,119	540,126
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	339,100	18,457,213
RSP Permian, Inc.*	7,469	241,025
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	490,237
SRC Energy, Inc.*(a)	318,659	2,144,575
Statoil ASA (Norway)	466,393	7,733,794
Suncor Energy, Inc. (Canada)	15,300	446,760
Tesoro Corp.	11,583	1,084,169
TOTAL SA (France)	630,004	31,277,884
TOTAL SA (France), ADR(a)	281,300	13,949,667
TransCanada Corp. (Canada)(a)	294,867	14,056,310
Valero Energy Corp.	165,800	11,184,868
Woodside Petroleum Ltd. (Australia)	17,788	408,039
WPX Energy, Inc.*	45,000	434,700

		322,871,725

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	732,199
Louisiana-Pacific Corp.*	87,100	2,099,981
Stora Enso OYJ (Finland) (Class R Stock)	800,052	10,338,339

		13,170,519

Personal Products — 0.5%
Coty, Inc. (Class A Stock)(a)	280,350	5,259,366
L’Oreal SA (France)	89,367	18,634,355
Pola Orbis Holdings, Inc. (Japan)	232,900	6,161,741
Unilever PLC (United Kingdom)	761,149	41,191,974

		71,247,436

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals — 2.9%
Allergan PLC	110,892	$26,956,736
Astellas Pharma, Inc. (Japan)	1,553,400	19,039,558
Bayer AG (Germany)	345,334	44,758,898
Bristol-Myers Squibb Co.	140,200	7,811,944
Eli Lilly & Co.	204,700	16,846,810
GlaxoSmithKline PLC (United Kingdom), ADR(a)	440,500	18,994,360
Johnson & Johnson	600,046	79,380,085
Mallinckrodt PLC*(a)	286,700	12,847,027
Merck & Co., Inc.	778,200	49,874,838
Novartis AG (Switzerland)	466,400	38,956,810
Novo Nordisk A/S (Denmark) (Class B Stock)	242,368	10,413,895
Pacira Pharmaceuticals, Inc.*	31,700	1,512,090
Pfizer, Inc.	874,874	29,387,018
Roche Holding AG (Switzerland)	125,247	32,002,477
Sanofi (France)	269,660	25,838,867
TherapeuticsMD, Inc.*(a)	375,000	1,976,250
Zoetis, Inc.	276,700	17,260,546

		433,858,209

Professional Services — 0.1%
Advisory Board Co. (The)*	30,460	1,568,690
ALS Ltd. (Australia)	46,935	268,660
Equifax, Inc.	42,623	5,857,253
Exponent, Inc.	16,400	956,120
Recruit Holdings Co. Ltd. (Japan)	475,800	8,188,463
TransUnion*	81,400	3,525,434

		20,364,620

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	87,200	3,608,336
Hongkong Land Holdings Ltd. (Hong Kong)	157,800	1,160,619
Howard Hughes Corp. (The)*	12,300	1,510,932
Hufvudstaden AB (Sweden) (Class A Stock)	29,668	492,272
Hysan Development Co. Ltd. (Hong Kong)	156,000	744,493
Iguatemi Empresa de Shopping Centers SA (Brazil)	39,200	385,977
Inmobiliaria Colonial SA (Spain)	71,013	619,560
Jones Lang LaSalle, Inc.	24,700	3,087,500
Mitsubishi Estate Co. Ltd. (Japan)	56,000	1,046,797
Mitsui Fudosan Co. Ltd. (Japan)	440,300	10,548,931
Multiplan Empreendimentos Imobiliarios SA (Brazil)	7,398	145,776
PSP Swiss Property AG (Switzerland)	13,596	1,272,080
RE/MAX Holdings, Inc. (Class A Stock)	56,000	3,138,800
St. Joe Co. (The)*(a)	95,800	1,796,250
Sun Hung Kai Properties Ltd. (Hong Kong)	96,166	1,412,695
Wharf Holdings Ltd. (The) (Hong Kong)	38,000	314,438

		31,285,456

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	74,600	12,183,436
CSX Corp.	224,200	12,232,352
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,593,487
Old Dominion Freight Line, Inc.	39,800	3,790,552
YRC Worldwide, Inc.*	217,409	2,417,588

		32,217,415

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	82,300	$6,402,940
Applied Materials, Inc.	220,000	9,088,200
ASML Holding NV (Netherlands)(a)	36,100	4,704,191
ASML Holding NV (Netherlands), SGMX	77,535	10,106,924
Broadcom Ltd.	256,200	59,707,409
Cohu, Inc.	2,500	39,350
Cree, Inc.*(a)	64,600	1,592,390
Diodes, Inc.*	68,700	1,650,861
Entegris, Inc.*	16,000	351,200
Intel Corp.	579,100	19,538,834
KLA-Tencor Corp.	207,232	18,963,800
Lam Research Corp.	31,900	4,511,617
Marvell Technology Group Ltd. (Bermuda)	432,800	7,149,855
Maxim Integrated Products, Inc.	35,600	1,598,440
Microchip Technology, Inc.(a)	224,400	17,319,192
Micron Technology, Inc.*	197,800	5,906,308
ON Semiconductor Corp.*	254,610	3,574,724
QUALCOMM, Inc.	429,500	23,716,990
Renesas Electronics Corp. (Japan)*	561,600	4,910,251
Semtech Corp.*	98,110	3,507,433
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,562,749	24,341,461
Texas Instruments, Inc.	112,800	8,677,704
Tokyo Electron Ltd. (Japan)	119,300	16,128,521
Xilinx, Inc.(a)	122,700	7,892,064

		261,380,659

Software — 2.1%
Cadence Design Systems, Inc.*	87,300	2,923,677
CommVault Systems, Inc.*	33,000	1,862,850
Dell Technologies, Inc. (Class V Stock)*	8,000	488,880
Electronic Arts, Inc.*	137,500	14,536,500
Ellie Mae, Inc.*	30,200	3,319,282
Guidewire Software, Inc.*	52,100	3,579,791
Intuit, Inc.	122,217	16,231,640
Microsoft Corp.	2,366,600	163,129,738
Progress Software Corp.	6,000	185,340
Proofpoint, Inc.*(a)	16,700	1,450,061
RealPage, Inc.*	36,500	1,312,175
Red Hat, Inc.*	506,880	48,533,760
salesforce.com, Inc.*	347,241	30,071,071
ServiceNow, Inc.*	44,370	4,703,220
Snap, Inc. (Class A Stock)*(a)	290,714	5,165,988
Splunk, Inc.*(a)	57,000	3,242,730
SS&C Technologies Holdings, Inc.	57,200	2,197,052
Tableau Software, Inc. (Class A Stock)*	41,760	2,558,635
Ultimate Software Group, Inc. (The)*(a)	9,500	1,995,570
Workday, Inc. (Class A Stock)*(a)	41,100	3,986,700

		311,474,660

Specialty Retail — 0.9%
AutoZone, Inc.*(a)	12,200	6,959,612
Burlington Stores, Inc.*(a)	40,100	3,688,799
Dick’s Sporting Goods, Inc.(a)	40,700	1,621,081
Home Depot, Inc. (The)	339,000	52,002,600
Kingfisher PLC (United Kingdom)	4,181,547	16,378,857
L Brands, Inc.(a)	82,400	4,440,536
Lowe’s Cos., Inc.	181,300	14,056,189
Michaels Cos., Inc. (The)*(a)	12,000	222,240

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Murphy USA, Inc.*(a)	26,300	$1,949,093
O’Reilly Automotive, Inc.*(a)	60,800	13,299,392
Ross Stores, Inc.	227,500	13,133,575
TJX Cos., Inc. (The)	177,600	12,817,392

		140,569,366

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	1,136,400	163,664,322
Hewlett Packard Enterprise Co.	425,100	7,052,409
Samsung Electronics Co. Ltd. (South Korea)	8,256	17,195,777

		187,912,508

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC (United Kingdom)	600,272	12,989,178
Carter’s, Inc.(a)	29,800	2,650,710
Coach, Inc.	260,300	12,322,602
Culp, Inc.	51,100	1,660,750
Kate Spade & Co.*	122,700	2,268,723
Kering (France)	36,684	12,491,367
Moncler SpA (Italy)	397,002	9,313,104
Samsonite International SA	2,541,900	10,619,544

		64,315,978

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	105,530	1,582,950
Capitol Federal Financial, Inc.	61,100	868,231
Kearny Financial Corp.	76,800	1,140,480
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,771,110
PennyMac Financial Services, Inc. (Class A Stock)*	38,080	635,936

		5,998,707

Tobacco — 0.6%
Altria Group, Inc.	481,014	35,821,113
Philip Morris International, Inc.	462,300	54,297,135

		90,118,248

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	508,500	10,689,189
Sumitomo Corp. (Japan)	1,433,400	18,691,786

		29,380,975

Water Utilities — 0.0%
California Water Service Group	75,300	2,771,040

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	437,600	6,966,592
SoftBank Group Corp. (Japan)	126,300	10,266,945
T-Mobile US, Inc.*	240,000	14,548,800
Vodafone Group PLC (United Kingdom), ADR(a)	881,304	25,319,864

		57,102,201

TOTAL COMMON STOCKS (cost $6,441,734,954)		7,836,800,155

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.123%	32,287	1,743,821

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
American Tower Corp., CVT, 5.500%	2,994	$362,963

Healthcare-Products — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,238,028

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,508	207,944

Multi-Utilities — 0.0%
DTE Energy Co. (PRFC), 6.500%	4,600	252,310

Pharmaceuticals — 0.0%
Allergan PLC, CVT, 5.500%	741	643,247

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., CVT, 5.500%	10,976	1,082,673

TOTAL PREFERRED STOCKS (cost $4,955,765)		5,530,986

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.0%
Automobiles — 1.4%
Ally Auto Receivables Trust,
Series 2014-1, Class C
2.040%	12/15/19	950	951,388
Series 2014-1, Class D
2.480%	02/15/21	955	958,341
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	540,791
Series 2016-1, Class C
2.290%	06/15/21	1,460	1,466,770
Series 2017-2, Class B
2.330%	06/15/22	575	576,492
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,520,625
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,844,518
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,889,158
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,805,324
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,211,622
Series 2016-2, Class C
2.870%	11/08/21	890	898,974
Series 2017-1, Class C
2.710%	08/18/22	930	934,915
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1,485	1,483,838
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,858,169
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,273,086
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,694,766
Series 2014-2A, Class A, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
2.500%	02/20/21		1,330	$1,326,570
Capital Auto Receivables Asset Trust,
Series 2013-3, Class E, 144A
4.550%	03/21/22	(g)	740	743,769
Series 2013-4, Class E, 144A
3.830%	07/20/22		1,185	1,195,973
Series 2014-1, Class C
2.840%	04/22/19		595	597,529
Series 2014-1, Class E, 144A
4.090%	09/22/22		1,090	1,107,248
Series 2014-2, Class D
2.810%	08/20/19		307	308,882
Series 2014-2, Class E, 144A
3.620%	12/20/22		930	936,774
Series 2015-2, Class A3
1.730%	09/20/19		4,440	4,444,397
Series 2015-3, Class A2
1.720%	01/22/19		1,344	1,344,800
Series 2015-4, Class A4
2.010%	07/20/20		6,185	6,206,826
CarMax Auto Owner Trust,
Series 2013-2, Class C
1.610%	03/15/19		1,225	1,225,040
Series 2013-3, Class B
1.910%	03/15/19		3,745	3,748,137
Series 2014-1, Class B
1.690%	08/15/19		495	495,097
Series 2014-1, Class C
1.930%	11/15/19		705	705,691
Series 2014-1, Class D
2.430%	08/17/20		5,460	5,467,781
Series 2016-1, Class A4
1.880%	06/15/21		3,380	3,380,000
Series 2016-2, Class B
2.160%	12/15/21		640	639,113
Series 2016-4, Class A3
1.400%	08/15/21		6,030	5,980,556
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 144A
1.360%	01/15/20		1,729	1,726,709
Series 2016-BA, Class A3, 144A
1.640%	07/15/21		1,800	1,794,785
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2, 144A
1.300%	09/20/20		1,641	1,639,640
Series 2016-2, Class A2, 144A
1.740%	02/22/22		1,422	1,420,098
Series 2017-1, Class A2, 144A
2.130%	07/20/22		1,530	1,532,542
Series 2017-2, Class A2, 144A^
1.970%	01/20/23		1,510	1,509,922
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20		2,755	2,757,985
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19		2,670	2,669,794
Series 2013-C, Class D
2.500%	01/15/20		3,960	3,966,959

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	$4,472,607
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	9,708,567
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,628,280
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,266,643
Series 2016-2, Class C
2.580%	03/20/20	1,390	1,389,385
Series 2017-1, Class A3
2.060%	05/20/20	2,590	2,598,479
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	4,225	4,231,901
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,378,248
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	530,386
Series 2017-1, Class A1, 144A
2.220%	01/18/22	4,185	4,201,604
Series 2017-1, Class B, 144A
2.580%	01/18/22	2,050	2,064,286
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,642,188
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,797,815
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,241,799
Series 2016-B, Class A3, 144A
1.520%	10/15/19	2,195	2,193,699
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	629,535
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,330	3,323,003
Series 2017-A, Class A3, 144A
1.880%	08/17/20	1,275	1,276,028
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,689,756
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	2,415	2,408,834
Series 2017-A, Class A3
1.790%	04/15/20	3,980	3,984,216
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	2,367	2,368,003
Series 2017-A, Class A3
1.910%	04/15/20	1,850	1,847,553
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A3
1.180%	01/15/21	1,260	1,250,917
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	807,747

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2014-1, Class D
2.910%	04/15/20	786	$793,374
Series 2014-2, Class E, 144A
3.760%	07/15/21	2,240	2,271,260
Series 2014-3, Class E, 144A
3.490%	09/15/21	1,725	1,736,220
Series 2014-4, Class C
2.600%	11/16/20	398	399,706
Series 2014-4, Class D
3.100%	11/16/20	748	759,178
Series 2015-4, Class C
2.970%	03/15/21	1,385	1,401,996
Series 2017-1, Class A2
1.490%	02/18/20	1,915	1,913,562
Series 2017-1, Class B
2.100%	06/15/21	710	709,447
Series 2017-1, Class C
2.580%	05/16/22	825	824,892
SMART Trust (Australia),
Series 2014-1US, Class A4A
1.680%	12/14/19	2,033	2,029,956
Series 2015-1US, Class A3A
1.500%	09/14/18	714	713,520
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,070,374
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,392,630
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,873,052
Series 2017-A, Class A3
1.930%	09/15/22	12,205	12,206,653

			214,808,693

Collateralized Loan Obligations — 0.0%
Neuberger Berman CLO XIX Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 144A
2.354%(c)	07/15/27	1,310	1,310,000
OZLM VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 144A
2.598%(c)	10/17/26	6,395	6,400,773

			7,710,773

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	2,445	2,456,713

			2,456,713

Credit Cards — 0.6%
American Express Credit Account Master Trust,
Series 2013-1, Class A
1.579%(c)	02/16/21	2,440	2,448,958
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	709,479
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,705,417

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Chase Issuance Trust,
Series 2015-A2, Class A2
1.590%	02/18/20	3,260	$3,262,926
Series 2016-A2, Class A
1.370%	06/15/21	9,200	9,140,700
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,561,466
Series 2016-A1, Class A1
1.750%	11/19/21	5,480	5,475,120
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,672,782
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,675,438
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,653,629
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,533,781
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,901,134
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,776,466
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,881,119
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,380,028
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,715,512
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,843,716

			90,337,671

Equipment — 0.2%
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	975	974,865
Series 2017-1A, Class A2, 144A
1.870%	07/10/19	455	454,996
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	460	460,317
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	275	274,875
Series 2016-1, Class A2, 144A
1.690%	09/14/22	2,396	2,393,224
Series 2017-1, Class A2, 144A
1.840%	11/14/23	3,275	3,271,343
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	970	963,107
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	440	439,747
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	410,492

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Equipment (continued)
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	$1,866,256
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,841,684
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,464,017
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,694,457
Series 2017-AA, Class A2, 144A
1.730%	05/18/20	575	574,932
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850	6,853,507

			28,937,819

Home Equity Loans — 0.0%
GSAA Trust,
Series 2005-8, Class A3
1.646%(c)	06/25/35	2,021	1,981,806
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36	108	109,022

			2,090,828

Other — 0.4%
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,794	1,804,457
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	428	425,768
Series 2014-1, Class A, 144A
2.540%	05/20/27	798	791,007
Series 2015-2, Class A, 144A
2.990%	05/22/28	2,095	2,064,109
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	2,901	2,902,639
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	970	965,345
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 14-3A, Class AR, 144A^
2.413%	10/22/25	4,205	4,205,000
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	1,445	1,422,519
Series 2017-AA, Class A, 144A
2.660%	12/26/28	1,103	1,102,999
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	4,026	3,807,427
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
4.740%(c)	08/17/32	369	374,424

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	705		$705,000
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	240		239,389
Series 2014-1A, Class A, 144A
2.250%	09/22/31	450		446,837
Series 2015-1A, Class A, 144A
2.520%	12/20/32	2,915		2,900,441
Nationstar HECM Loan Trust,
Series 2016-1A, Class A, 144A^
2.981%(c)	02/25/26	498		498,613
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(c)	06/20/31	710		709,331
Series 2015-1A, Class A, 144A
2.400%	03/22/32	1,020		1,020,088
Series 2015-2A, Class A, 144A
2.430%	06/20/32	1,669		1,666,875
Series 2015-3A, Class A, 144A
2.580%	09/20/32	3,201		3,207,679
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,720		1,717,454
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195		5,213,794
Series 2017-1A, Class B, 144A
2.450%	09/20/21	1,515		1,525,993
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025		2,038,546
Series 2017-2A, Class B, 144A^
2.220%	12/20/21	6,785		6,783,219
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	7,010		7,070,284

				55,609,237

Residential Mortgage-Backed Securities — 0.2%
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A^
3.500%(c)	01/28/55	1,063		1,090,097
Chase Funding Trust,
Series 2002-2, Class 1M1
5.599%	09/25/31	—	(r)	436
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
2.821%(c)	01/25/34	198		192,717
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%	01/25/35	71		71,994
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	2,154		2,179,504
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	2,267		2,284,136
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	1,654		1,667,137

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	2,311	$2,328,216
Series 2016-1, Class A3B, 144A
3.000%(c)	02/25/55	2,835	2,858,945
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	2,041	2,055,084
Series 2016-4, Class A1, 144A
2.250%(c)	07/25/56	3,168	3,154,504
Series 2016-4, Class M1, 144A
3.250%(c)	07/25/56	1,230	1,225,983
Series 2017-1, Class A1, 144A
2.750%(c)	10/25/56	2,964	2,986,709
Series 2017-2, Class A1, 144A
2.750%(c)	04/25/57	1,545	1,559,601

			23,655,063

Student Loans — 0.2%
SLM Student Loan Trust,
Series 2008-4, Class A4
2.806%(c)	07/25/22	332	340,026
Series 2008-5, Class A4
2.856%(c)	07/25/23	4,948	5,082,155
Series 2008-9, Class A
2.656%(c)	04/25/23	4,531	4,627,564
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,474,947
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,859,704
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	3,025	3,060,538
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,470	1,475,846
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,490	3,459,770
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	1,862,209

			25,242,759

TOTAL ASSET-BACKED SECURITIES (cost $450,838,891)			450,849,556

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,699,337
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
5.917%(c)	07/10/44	7,171	5,133,191
Series 2007-5, Class A4
5.492%	02/10/51	1,250	1,251,252
BANK 2017-BNK5,
Series 2017-BNK5, Class C^
4.259%	06/15/60	1,580	1,614,192
Barclays Commercial Mortgage Securities Trust,
Series 2015-RRI, Class C, 144A
3.309%(c)	05/15/32	246	246,364

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-RRI, Class D, 144A
4.159%(c)	05/15/32	304	$303,824
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,402,178
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
4.127%(c)	12/15/27	262	263,293
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,143,795
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,213,776
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	960,577
Commercial Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.978%(c)	02/13/32	1,950	1,953,646
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,508,105
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	8,535,669
Series 2015-LC21, Class B
4.455%(c)	07/10/48	3,055	3,060,097
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	8,002,520
Series 2015-PC1, Class AM
4.290%(c)	07/10/50	960	1,018,765
Series 2015-PC1, Class B
4.589%(c)	07/10/50	1,505	1,515,099
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,487	2,516,219
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,892,678
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,753,639
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,773,908
CSMC Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,115,748
Series 2015-GLPB, Class B, 144A
3.938%(c)	11/15/34	3,875	4,062,046
Series 2015-TOWN, Class B, 144A
3.027%(c)	03/15/28	137	136,891
Series 2015-TOWN, Class C, 144A
3.377%(c)	03/15/28	134	133,941
Series 2015-TOWN, Class D, 144A
4.327%(c)	03/15/28	203	203,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,449	1,447,098
Series K502, Class A2
1.426%	08/25/17	114	113,556

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(c)	12/15/34	520	$531,919
Series 2015-NRF, Class CFX, 144A
3.495%(c)	12/15/34	523	532,495
Series 2015-NRF, Class DFX, 144A
3.495%(c)	12/15/34	518	525,561
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,648
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	1,515	1,555,643
Series 2016-GS2, Class A4
3.050%	05/10/49	3,110	3,099,185
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 144A
1.939%(c)	05/08/30	1,390	1,391,641
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	10,015,628
Series 2014-C24, Class A5
3.639%	11/15/47	895	931,149
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,505,814
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,358,627
Series 2017-C5, Class A5
3.694%	03/15/50	3,855	4,027,616
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%(c)	03/15/50	5,285	5,490,513
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1, Class A4
5.716%	02/15/51	2,070	2,081,909
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,486,158
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,557,947
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,376,800
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	498,865
Series 2015-C24, Class B
4.497%(c)	05/15/48	895	913,764
Series 2015-C24, Class C
4.497%(c)	05/15/48	530	512,766
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,839,013
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.164%(c)	05/15/48	325	339,665
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,975,742

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32		1,820	$1,893,856
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33		6,255	6,285,191
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A5
6.174%(c)	02/15/51		260	259,927
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48		3,535	3,673,942
Series 2015-C31, Class A4
3.695%	11/15/48		19,295	20,108,105
Series 2015-LC20, Class C
4.056%(c)	04/15/50		1,995	1,871,435
Series 2015-NXS2, Class A2
3.020%	07/15/58		1,950	1,991,181
Series 2015-NXS2, Class B
4.392%(c)	07/15/58		1,005	1,026,669
Series 2015-NXS2, Class C
4.392%(c)	07/15/58		545	522,675
Series 2015-SG1, Class A4
3.789%	09/15/48		3,110	3,256,495
Series 2016-C34, Class A4
3.096%	06/15/49		3,795	3,780,936
Series 2017-C38, Class A5
3.453%	07/15/50		4,195	4,291,737
Series 2017-C38, Class AS
3.665%	07/15/50		1,804	1,845,727
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45		3,150	3,193,067
Series 2013-C18, Class A3
3.651%	12/15/46		2,235	2,334,304
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	2,958,751
Series 2014-C19, Class B
4.723%(c)	03/15/47		969	1,031,936

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $195,525,063)				192,979,406

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		340	388,450
1.250%	03/01/21	(a)	565	652,575

				1,041,025

Commercial Services — 0.0%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		600	609,671

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.250%	07/01/19		740	$1,498,500

TOTAL CONVERTIBLE BONDS (cost $2,118,895)				3,149,196

CORPORATE BONDS — 14.2%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,595	1,655,900
4.000%	03/15/22		4,765	4,996,774
4.200%	04/15/24		10,609	11,171,532
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		725	781,188
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	1,725	1,720,688
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26		2,775	2,792,075
3.650%	11/01/24		5,655	5,799,095
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		350	365,313
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,878,688
3.750%	09/19/24		5,825	5,967,351
4.750%	11/21/21		3,445	3,726,773

				40,855,377

Aerospace & Defense — 0.3%
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	5,123,394
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		4,800	5,136,000
6.150%	08/15/20	(a)	5,075	5,461,969
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		700	707,249
3.832%	04/27/25		980	1,011,401
4.854%	04/27/35		6,295	6,892,767
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	6,273,462
3.550%	01/15/26		5,085	5,269,108
3.600%	03/01/35		1,150	1,134,689
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		2,641	2,924,908

				39,934,947

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	$5,709,865
4.250%	07/21/25		4,055	4,280,053
Kernel Holding SA (Ukraine),
Gtd. Notes, 144A
8.750%	01/31/22		1,165	1,247,948
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes(d)
9.450%	04/19/18	(g)	400	15,999
Sr. Unsec’d. Notes, 144A(d)
9.450%	04/19/18	(g)	900	36,000
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		362	363,577
3.250%	11/01/22		2,685	2,701,207
4.000%	06/12/22		2,604	2,759,349
4.450%	06/12/25		3,405	3,647,947
5.700%	08/15/35		208	246,481
5.850%	08/15/45		3,228	3,953,654
6.150%	09/15/43		229	285,953
7.250%	06/15/37		610	834,004

				26,082,037

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	601,125
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,324	2,428,719
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21		113	118,286
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		4,955	5,277,351
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		413	421,704
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		4,695	4,648,204
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,953	3,021,295
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		190	196,878
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		89	93,758
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		2,149	2,213,420
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		5,270	5,410,110

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines 2014-2 Class B,
Pass-Through Certificates
4.625%	03/03/24		133	$136,920
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	1,045	1,139,050
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,646	1,767,303
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,752	1,822,152

				29,296,275

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		1,700	1,776,500
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,360,008
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		450	443,813

				3,580,321

Auto Manufacturers — 0.0%
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.125%	10/02/17		180	180,128

Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		1,475	1,511,875
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
6.250%	04/01/25	(a)	2,880	2,808,000
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23		480	502,800
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes
5.500%	02/28/23		1,300	1,335,749
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		1,325	1,401,188

				7,559,612

Banks — 2.7%
Akbank TAS (Turkey),
Sub. Notes, MTN
7.200%(c)	03/16/27		500	519,049
Sub. Notes, MTN, 144A
7.200%(c)	03/16/27		700	726,670
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,800	1,917,215
Sub. Notes, 144A
6.250%	05/12/26		350	372,792

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%(c)	07/19/26	(a)		3,000	$3,382,500
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(c)	06/29/49			1,450	1,468,125
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes
9.750%	11/30/20			500	574,459
Sr. Unsec’d. Notes, 144A
9.750%	11/30/20			200	229,784
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	12,300	731,658
Sub. Notes, 144A
6.750%(c)	11/04/26			2,570	2,672,800
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(c)				610	631,228
Sub. Notes, 144A
5.750%(c)	10/04/31			1,400	1,397,200
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%(c)	08/11/26			2,365	2,359,088
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			1,550	1,605,956
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22			4,800	4,912,690
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23			17,730	18,079,246
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27			5,810	5,614,395
3.824%(c)	01/20/28			7,395	7,523,407
4.244%(c)	04/24/38			8,330	8,661,975
5.650%	05/01/18			3,855	3,976,059
Sub. Notes, MTN
4.450%	03/03/26			4,020	4,183,791
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18			550	553,959
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN
4.250%(c)	11/20/24			1,300	1,317,406
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20			5,015	5,367,484
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23			4,680	4,801,951
4.375%	01/12/26			200	207,823
Sub. Notes
5.200%	05/12/26			1,495	1,572,595
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24			5,305	5,506,590
Sub. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
5.350%(c)	11/12/29	(g)	600	$607,499
BNP Paribas SA (France),
Jr. Sub. Notes
7.375%(c)			825	917,813
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,485	3,519,700
3.800%	01/10/24		2,005	2,088,051
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22		2,525	2,546,960
Sub. Notes, MTN, 144A
4.500%	03/15/25		10,575	10,870,148
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21		1,017	1,024,511
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26		11,235	10,926,285
3.887%(c)	01/10/28		15,135	15,381,156
Sub. Notes
3.500%	05/15/23		3,950	4,007,587
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	569,286
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.875%(c)	01/29/49		1,465	1,611,061
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22		700	699,867
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		769	808,800
Sub. Notes
7.000%	04/15/20		866	961,213
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%(c)	05/29/49		1,400	1,421,907
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,200	1,260,960
Sr. Unsec’d. Notes
3.000%	04/26/22		11,830	11,920,890
3.500%	11/16/26		14,610	14,532,509
5.750%	01/24/22		5,180	5,832,027
Sub. Notes
6.750%	10/01/37		4,195	5,445,282
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.750%	09/26/22		600	610,499
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%(c)	12/29/49	(g)	1,500	1,593,509
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		4,410	4,692,240
Sr. Unsec’d. Notes
2.650%	01/05/22		3,240	3,232,529
2.950%	05/25/21		4,640	4,699,007

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	$228,490
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	6,129	6,920,812
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,716,758
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN, 144A
7.700%(c)	12/29/49	2,065	2,145,019
Itau Unibanco Holding SA (Brazil),
Sub. Notes, MTN
5.650%	03/19/22	955	988,425
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.383%(c)	10/24/23	19,300	19,590,118
2.950%	10/01/26	4,860	4,690,391
3.300%	04/01/26	1,840	1,827,122
3.900%	07/15/25	1,120	1,168,014
Sub. Notes
3.875%	09/10/24	9,669	9,975,923
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	5,350	5,442,544
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	8,070	8,128,023
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	21,620	22,480,757
3.875%	01/27/26	7,150	7,360,775
Sub. Notes, GMTN
4.350%	09/08/26	10,250	10,656,290
Sub. Notes, MTN
4.875%	11/01/22	13,740	14,918,150
5.000%	11/24/25	1,044	1,135,306
National Savings Bank (Sri Lanka),
Sr. Unsec’d. Notes
8.875%	09/18/18	845	891,222
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25	850	871,250
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(c)	05/15/23	4,170	4,197,042
3.875%	09/12/23	3,755	3,834,264
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23	1,960	2,264,772
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21	6,815	6,830,668
3.571%	01/10/23	3,845	3,932,497
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
6.125%	02/07/22	1,750	1,905,301
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49	1,480	1,583,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN
4.750%	04/29/21	4,600	$4,611,499
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31	9,320	9,247,118
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BKNT, MTN
1.800%	03/26/18	1,064	1,065,710
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	7,990	8,174,593
4.125%	09/24/25	9,130	9,570,386
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
4.625%	04/12/27	2,460	2,587,954
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes
6.800%	11/22/25	1,850	2,049,281
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	11,330	11,488,722
Sr. Unsec’d. Notes, MTN
3.584%(c)	05/22/28	5,785	5,846,500

			406,974,487

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	19,095	21,551,400
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	542,134

			22,093,534

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	5,830	6,155,250
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	7,980	8,266,083
3.875%	08/15/25	1,920	2,005,154

			16,426,487

Building Materials — 0.2%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	1,600	1,829,999
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes, 144A
5.250%	06/23/24	560	570,920
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23	2,420	2,667,467
6.000%	12/30/19	1,572	1,701,350
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	2,350	2,461,625

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	$4,696,244
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		375	391,875
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	400,313
Owens Corning,
Gtd. Notes
9.000%	06/15/19		425	476,780
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	(a)	1,050	1,105,125
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25		1,260	1,291,500
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		5,724	5,787,989
7.500%	06/15/21		425	501,570

				23,882,757

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		768	685,440
7.125%	05/01/20		1,100	1,215,500
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		462	471,240
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25		715	736,450
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	(a)	860	899,775
Equate Petrochemical BV (Kuwait),
Gtd. Notes, MTN, 144A
4.250%	11/03/26		1,490	1,508,625
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,150	1,185,938
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		1,725	1,789,688
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	610	629,825
10.375%	05/01/21		775	857,344
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	(a)	575	618,125
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		50	48,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	$5,033,898
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	925	927,313
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24		400	423,000

				17,030,818

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25		805	846,256

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21		1,225	1,333,719
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,569,375
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		835	820,388
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27		1,925	1,977,938
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
6.850%	07/02/37		1,000	1,175,137
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		2,030	1,957,884
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	881,875
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		915	961,125
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	1,410	1,406,616
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18		4,160	4,157,562
ICTSI Treasury BV (Philippines),
Gtd. Notes, EMTN
4.625%	01/16/23		500	512,499
5.875%	09/17/25		200	216,835
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		1,695	1,726,781
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	(a)	1,315	1,410,338
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		35	35,525

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38			2,130	$2,314,311
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,363,272
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23			2,445	2,656,884
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, MTN, 144A
9.000%	06/10/28		MXN	4,240	224,534
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25			1,450	1,511,625
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21			350	415,625
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25			980	950,600
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27			1,255	1,225,703
4.125%	02/02/26			3,405	3,533,958
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27			750	772,500
6.125%	06/15/23			875	911,094

					36,023,703

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24			3,905	3,964,227
3.200%	05/13/25			6,115	6,245,292
4.250%	02/09/47			2,330	2,471,240
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21			525	549,938
7.125%	06/15/24	(a)		575	632,072
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	(a)		325	335,563
8.375%	08/15/22			815	867,975
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24			3,550	4,187,864
Sr. Sec’d. Notes, 144A
7.375%	04/01/23			1,315	1,444,856

					20,699,027

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22			825	855,938

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23			750	$793,125
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23			1,100	1,182,500
Entertainment One Ltd. (Canada),
Sr. Sec’d. Notes, 144A
6.875%	12/15/22		GBP	450	641,785
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)		900	936,000
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24			1,050	1,084,125
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	(a)		1,030	1,073,775

					5,711,310

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22			1,910	1,960,122
3.950%	02/01/22			4,535	4,721,747
4.625%	07/01/22			1,115	1,194,979
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24			239	250,165
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	(a)		575	613,813
5.500%	02/15/22	(a)		1,425	1,553,250
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20			500	506,250
Gtd. Notes, MTN, 144A
5.875%	11/01/21			1,145	1,185,075
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20			360	407,700
8.000%	03/15/20			161	183,138
8.000%	11/01/31			1,075	1,316,875
Sr. Unsec’d. Notes
5.125%	09/30/24			225	237,357
Sub. Notes
5.750%	11/20/25	(a)		2,080	2,189,200
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23			10,346	10,434,334
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25			2,490	2,460,297
3.950%	11/06/24			477	484,387
4.100%	02/09/27			8,730	8,745,085
5.200%	04/27/22			304	330,919
10.250%	07/15/19			400	455,102

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/34	(g)	641	$638,238
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	(g)	3,810	3,808,003
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	5,131,405
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		400	409,000
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21		1,585	1,680,100
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		1,450	1,508,000
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20		850	949,875
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		1,230	1,242,300
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22		1,100	1,133,440
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	405,740
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,192,538
SLM Corp.,
Sr. Unsec’d. Notes
5.125%	04/05/22		1,130	1,152,600
Springleaf Finance Corp.,
Gtd. Notes
8.250%	12/15/20		775	869,938
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, 144A
22.438%(c)	04/11/22		1,090	1,117,250
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		6,555	7,189,301

				67,657,523

Electric — 0.7%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.000%	08/03/26		1,250	1,250,096
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24		1,050	1,093,313
6.000%	05/15/26		675	722,249
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,355	2,296,125
5.500%	02/01/24		525	497,438

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	$617,906
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,524,750
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	(a)	2,800	2,659,255
3.750%	09/01/46		4,790	4,550,385
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	377,808
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	450	420,750
7.375%	11/01/22	(a)	1,450	1,431,875
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.625%	05/25/27		10,495	10,393,660
4.750%	05/25/47		2,090	2,150,524
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	618,291
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25		6,600	6,731,999
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	12/01/20		2,555	2,755,744
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		3,820	3,832,216
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,768,014
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		6,020	6,083,631
4.850%	04/01/47	(a)	1,540	1,584,645
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25		1,500	1,405,425
Listrindo Capital BV (Indonesia),
Gtd. Notes
4.950%	09/14/26		900	911,249
Gtd. Notes, 144A
4.950%	09/14/26		525	531,563
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		195	200,119
6.625%	03/15/23		1,900	1,952,250
6.625%	01/15/27		2,725	2,728,406
7.250%	05/15/26		2,020	2,090,700
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,535,750

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27	665	$693,967
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42	700	700,000
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	276	308,522
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,200	1,397,999
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23	5,410	5,375,322
3.250%	07/01/26	9,369	9,165,327
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	725	781,870
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24	1,600	1,694,973
4.850%	05/07/44	400	460,290
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.750%	05/04/22	9,905	9,858,347

			105,152,753

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	1,025	1,072,406

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22	1,985	2,027,842
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	2,135	2,206,789
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	5,435	5,709,310

			9,943,941

Engineering & Construction — 0.2%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(c)	12/29/49	1,260	1,270,095
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49	4,470	4,548,511
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26	1,110	1,186,426
Indika Energy Capital II Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	04/10/22	200	194,863

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Indo Energy Finance II BV (Indonesia),
Sr. Sec’d. Notes
6.375%	01/24/23		400	$373,502
Pratama Agung Pte Ltd. (Indonesia),
Gtd. Notes
6.250%	02/24/20		310	324,195
SBA Tower Trust,
First Lien, 144A
2.898%	10/15/44		2,670	2,684,065
Mortgage, 144A
3.156%	10/15/45		5,070	5,169,068
3.869%	10/15/49		4,755	4,824,719
Sr. Sec’d. Notes, 144A
3.168%	04/15/47		5,850	5,874,371

				26,449,815

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		3,075	3,197,999
Gtd. Notes, 144A
5.875%	11/15/26		550	574,063
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		950	973,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27		775	817,625
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		955	1,032,594
Gtd. Notes, 144A
6.000%	04/01/25		950	1,007,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		1,600	1,748,000
6.500%	02/15/25		2,225	2,441,938
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26	(a)	825	800,250
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		1,085	1,133,825
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	08/15/21		1,075	1,091,125
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		5,845	6,407,581
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		1,565	1,666,725
Universal Entertainment Corp. (Japan),
Gtd. Notes, GMTN, PIK, 144A
8.500%	08/24/20	(g)	1,250	1,284,375

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (continued)
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23		1,050	$1,076,250

				25,253,100

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		575	592,250
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		1,300	1,327,625

				1,919,875

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25		800	744,000
6.625%	06/15/24	(a)	1,350	1,339,875
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	417,040
Cencosud SA (Chile),
Gtd. Notes
5.150%	02/12/25		2,550	2,732,511
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25		2,110	2,228,688
Cosan Overseas Ltd. (Brazil),
Sr. Unsec’d. Notes
8.250%	11/29/49		120	120,071
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	(a)	1,025	1,081,375
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		1,710	1,760,958
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		1,025	1,062,156
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23		525	532,979
Minerva Luxembourg SA (Brazil),
Gtd. Notes
7.750%	01/31/23	(g)	1,800	1,883,249
Gtd. Notes, 144A
6.500%	09/20/26		1,300	1,265,875
7.750%	01/31/23	(g)	1,765	1,846,631
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
5.875%	01/15/24		1,075	1,147,563
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25		595	613,594
5.750%	03/01/27		590	606,225
8.000%	07/15/25	(g)	1,010	1,146,350

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		900	$939,375
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		1,250	1,331,250
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.550%	06/02/47		1,920	2,021,288

				24,821,053

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		325	331,500
5.750%	07/15/23	(a)	1,700	1,738,250
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		6,900	6,944,878
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	12/01/22		400	428,500
Sr. Unsec’d. Notes, 144A
6.500%	02/01/24		1,075	1,122,504

				10,565,632

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,090	1,111,800
5.625%	05/20/24		90	92,700
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/25		450	411,750
7.500%	11/01/23		1,775	1,750,594
NiSource Finance Corp.,
Gtd. Notes
4.375%	05/15/47		5,713	5,890,600
Sempra Energy,
Sr. Unsec’d. Notes
2.850%	11/15/20		2,610	2,649,020

				11,906,464

Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		9,080	9,268,964
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	190,302
3.363%	06/06/24		5,610	5,622,824
3.700%	06/06/27		7,320	7,343,139
3.734%	12/15/24		2,870	2,917,028
4.669%	06/06/47		6,615	6,876,795
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		1,330	1,356,600
5.750%	09/01/23		400	421,000

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		605	$680,625
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,212,255
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	575	549,125

				39,438,657

Healthcare-Services — 0.4%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		5,935	6,100,687
4.650%	01/15/43		1,785	1,923,752
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18		1,515	1,523,007
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	338,813
6.125%	02/15/24		650	702,767
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,020	891,225
Sr. Sec’d. Notes
6.250%	03/31/23		1,360	1,403,996
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		1,550	1,553,875
5.125%	07/15/24		1,550	1,573,250
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, PIK, 144A
7.625%	05/15/22		385	396,069
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		6,300	7,252,875
Sr. Sec’d. Notes
5.250%	06/15/26		1,125	1,213,313
5.500%	06/15/47		535	553,725
5.875%	03/15/22		450	498,938
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		9,775	10,158,698
3.950%	03/15/27		1,120	1,167,215
4.950%	10/01/44		4,510	5,064,942
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	2,170	2,180,850
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,863,558
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	199,500
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		55	56,650

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22		1,300	$1,376,375
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		600	639,750
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	785,719
Sr. Unsec’d. Notes, 144A
6.750%	07/01/25		295	298,688
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	(a)	525	569,520
Sr. Sec’d. Notes
6.000%	10/01/20		50	53,563
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,420	1,420,000
8.125%	04/01/22	(a)	2,290	2,430,263
THC Escrow Corp. III,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	845	848,169
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,445	1,513,638

				56,553,390

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		1,385	1,509,650

Home Builders — 0.0%
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	489,013
6.125%	04/01/25		700	722,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	784,613
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		610	628,300
7.000%	08/15/22		1,665	1,723,275

				4,347,951

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	600	622,500

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		700	745,500
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,125	1,206,675
6.625%	11/15/22		625	654,688

				2,606,863

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	420	$454,125
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.500%	04/01/46	3,255	3,919,137
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	450	483,075

			4,856,337

Insurance — 0.3%
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	1,315	1,397,188
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	1,031	1,036,469
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	205	220,752
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	3,315	3,333,902
4.350%	11/03/45	2,635	2,889,291
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	5,305	5,842,312
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20	50	51,875
5.250%	05/30/25	1,875	1,985,625
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19	1,150	1,152,875
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	6,222,878
5.000%	06/01/21	334	362,998
6.500%	03/15/35	260	325,083
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47	1,440	1,538,928
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	613,970
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	1,660	1,691,223
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23	1,350	1,454,625
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	313,483
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	628,395

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55		4,165	$4,300,363
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		1,945	2,113,949
6.450%	11/15/19		4,179	4,571,839
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		982	1,099,135
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21		1,245	1,274,916
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,915	1,933,244
5.625%	09/15/20		991	1,084,232
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		2,410	2,434,283

				49,873,833

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	3,110,768
3.600%	11/28/24		17,145	17,658,321
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,805	3,834,085
2.875%	07/06/22		3,255	3,234,988
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24		1,040	1,159,600
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26		9,190	10,062,646
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		500	543,750
6.750%	12/15/22	(a)	875	910,000
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	(a)	2,010	2,193,413
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26		5,520	5,587,703
3.650%	03/15/25		4,230	4,340,678
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25		9,280	9,664,499
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20		2,335	2,364,928
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		70	74,725
Sr. Unsec’d. Notes, 144A
4.750%	07/15/27		680	687,650

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25		1,775	$1,915,882
Gtd. Notes, 144A
5.750%	01/15/27		750	784,688

				68,128,324

Iron/Steel — 0.0%
Metalloinvest Finance DAC (Russia),
Gtd. Notes, 144A
4.850%	05/02/24		1,100	1,100,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21		1,038	1,114,293
6.250%	08/10/26		1,100	1,186,625

				3,400,918

Leisure Time — 0.0%
Carlson Travel, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	12/15/23	(a)	250	254,375
ClubCorp Club Operations, Inc.,
Gtd. Notes, 144A
8.250%	12/15/23		285	310,650
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	1,610	1,730,750
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	(a)	500	521,250
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		310	330,538
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	565,125

				3,712,688

Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,250	1,351,563
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		1,000	1,035,000
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,625	2,894,063
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,055,250
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		232	241,280

				6,577,156

Machinery-Diversified — 0.0%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	576,176

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Diversified (continued)
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	$1,261,750
5.875%	08/15/26	(a)	1,250	1,290,625
Tennant Co.,
Gtd. Notes, 144A
5.625%	05/01/25		945	992,250
Welbilt, Inc.,
Sr. Unsec’d. Notes
9.500%	02/15/24		250	290,000

				4,410,801

Media — 0.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,350	1,410,750
6.625%	02/15/23		290	307,673
7.500%	05/15/26		1,575	1,748,250
Altice Finco SA (Luxembourg),
Gtd. Notes, MTN, 144A
7.625%	02/15/25		630	672,525
Sec’d. Notes, 144A
8.125%	01/15/24		2,450	2,664,375
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	6,950	7,618,938
7.750%	05/15/22		1,540	1,634,325
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		275	286,172
5.500%	05/15/26		2,030	2,131,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	(a)	1,700	1,754,059
5.000%	04/01/24		1,675	1,714,781
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25		440	471,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24	(a)	875	922,031
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		3,170	3,364,163
5.750%	02/15/26	(a)	1,700	1,819,000
5.875%	05/01/27		25	26,719
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	(a)	3,305	3,652,025
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		4,315	4,661,576
6.384%	10/23/35		750	889,015
6.484%	10/23/45		11,500	13,802,450
Comcast Corp.,
Gtd. Notes
3.300%	02/01/27		5,970	6,043,347

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		800	$880,080
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		6,645	7,998,919
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		1,525	1,692,750
7.750%	07/01/26		3,680	4,360,800
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		310	319,300
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18		30	17,400
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	602,313
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		925	996,688
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,175	1,189,688
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		3,390	3,678,150
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26	(a)	550	562,375
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		3,450	3,665,625
Sr. Sec’d. Notes, 144A
5.250%	08/15/22		5,705	5,857,666
Sr. Unsec’d. Notes, 144A
5.000%	08/01/27		505	508,788
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		750	791,250
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		4,940	4,932,061
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		2,699	3,222,919
6.750%	06/15/39	(a)	8,155	9,981,728
7.300%	07/01/38		315	402,617
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,206,000
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		1,270	1,330,325
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		1,650	1,769,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,730	$1,812,175
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		1,375	1,388,310
5.125%	02/15/25		610	604,663
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,192,725
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,700	1,797,750
Videotron Ltd./Videotron Ltee (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		1,735	1,782,713
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23		200	210,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		1,275	1,327,033
5.500%	08/15/26		1,625	1,702,188
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,175	1,245,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,290	1,336,182
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		1,375	1,390,469

				129,352,349

Metal Fabricate/Hardware — 0.0%
Elementia SAB de CV (Mexico),
Gtd. Notes
5.500%	01/15/25		200	202,999
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		1,075	1,169,063
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		1,250	1,287,500
6.250%	08/15/24	(a)	1,125	1,181,250
Park-Ohio Industries, Inc.,
Gtd. Notes, 144A
6.625%	04/15/27		695	729,750
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,650	1,854,188

				6,424,750

Mining — 0.2%
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21		1,475	1,516,728

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Mining (continued)
Constellium NV (Netherlands),
Gtd. Notes, 144A
8.000%	01/15/23			1,500	$1,545,000
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25			1,675	1,603,813
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	(a)		700	702,625
5.125%	05/15/24			1,020	1,020,000
Sr. Sec’d. Notes, 144A
9.750%	03/01/22			1,750	1,992,813
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	(a)		2,625	2,460,098
4.000%	11/14/21			725	708,688
5.400%	11/14/34	(a)		2,095	1,880,263
5.450%	03/15/43			355	306,117
6.875%	02/15/23			2,035	2,148,187
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23			550	567,188
7.625%	01/15/25			2,070	2,168,325
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22			1,175	1,329,219
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22			1,365	1,402,538
Sr. Unsec’d. Notes, 144A
6.375%	05/15/25			685	705,550
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, 144A
8.500%	09/15/19		EUR	1,475	1,844,348
Gtd. Notes, MTN
6.875%	03/15/24		EUR	285	329,465
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes, 144A
7.250%	05/01/22			1,290	1,320,247
VM Holding SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27			1,800	1,817,100

					27,368,312

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21			2,030	2,253,300
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23			405	437,593
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)		570	605,625

					3,296,518

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25			1,250	1,296,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas — 1.5%
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		90	$86,625
8.250%	07/15/25		285	291,413
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27	(a)	4,565	4,348,742
5.400%	06/15/47	(a)	8,130	7,588,461
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21		625	612,500
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,076,161
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,125,503
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	1,025,916
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,440	1,479,600
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	875	835,625
5.000%	09/15/22	(a)	475	466,094
Cosan Luxembourg SA (Brazil),
Gtd. Notes
7.000%	01/20/27		200	204,599
Gtd. Notes, 144A
7.000%	01/20/27		1,950	1,994,850
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		1,370	1,370,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		850	873,375
7.750%	02/15/23		2,180	2,299,900
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		455	552,766
8.125%	09/15/30		330	419,007
Ensco PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44		175	114,625
8.000%	01/31/24	(a)	1,743	1,638,420
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	(a)	160	119,200
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	2,533,021
Frontera Energy Corp. (Colombia),
Sr. Sec’d. Notes, PIK, 144A
10.000%	11/02/21	(g)	2,430	2,736,788
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		1,250	1,478,125

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23		955	$957,388
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	(a)	4,920	4,805,777
7.875%	10/01/29		685	828,227
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27		550	565,921
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
7.000%	05/05/20		3,675	3,991,712
Sr. Unsec’d. Notes, MTN
5.750%	04/30/43		3,350	3,238,445
Kosmos Energy Ltd. (Ghana),
Sr. Sec’d. Notes, 144A
7.875%	08/01/21		5,725	5,839,500
Laredo Petroleum, Inc.,
Gtd. Notes
6.250%	03/15/23		220	218,350
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		3,125	3,242,188
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		1,925	1,496,688
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	1,125	1,023,750
Murphy Oil Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/24		495	517,275
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
7.750%	01/15/24	(a)	1,115	882,244
PDC Energy, Inc.,
Gtd. Notes, 144A
6.125%	09/15/24		310	314,650
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43		8,100	8,383,354
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44		1,645	1,867,118
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15		4,102	3,632,526
7.375%	01/17/27		2,980	3,152,840
8.375%	05/23/21		6,790	7,600,590
8.750%	05/23/26		9,945	11,436,750
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		10,500	3,779,999
6.000%	05/16/24		7,900	2,954,599
6.000%	11/15/26		6,600	2,441,999
8.500%	11/02/17	(a)	2,575	2,253,417
9.000%	11/17/21		19,415	9,464,813
9.750%	05/17/35		2,200	1,023,549
12.750%	02/17/22		4,180	2,340,799
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
8.500%	10/27/20			3,510	$2,530,710
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
5.625%	06/19/47			500	504,999
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18			7,500	7,590,750
3.500%	07/23/20			4,985	5,037,343
5.500%	06/27/44			6,192	5,473,728
5.625%	01/23/46			6,960	6,170,040
6.375%	02/04/21			2,780	3,008,794
6.500%	06/02/41			14,462	14,360,766
7.190%	09/12/24		MXN	3,700	184,462
Gtd. Notes, 144A
4.878%(c)	03/11/22			2,550	2,750,175
6.500%	03/13/27			545	585,466
Gtd. Notes, MTN
6.750%	09/21/47			6,885	6,953,024
6.875%	08/04/26			3,200	3,545,600
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			300	310,350
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22			585	563,063
6.875%	03/01/21	(a)		2,235	2,318,813
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			450	427,500
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)		1,200	1,119,000
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
6.750%	05/01/23			1,275	1,326,000
6.875%	06/30/23			450	469,125
8.250%	05/15/20	(a)		1,025	1,068,563
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26			5,745	5,668,942
3.250%	05/11/25			11,475	11,721,908
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23	(a)		1,325	1,262,063
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes, EMTN
4.750%	03/13/23			600	576,743
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38			1,860	1,357,800
Gtd. Notes, 144A
9.000%	07/15/23	(a)		1,320	1,369,500
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23	(a)		165	151,388
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25			4,520	4,503,588
3.700%	09/15/26			3,608	3,552,740

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		380	$412,300
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	04/04/24		1,085	1,236,792
Sr. Unsec’d. Notes, MTN, 144A
23.083%(c)	07/07/20		435	473,063

				225,110,882

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		490	477,750
6.000%	10/01/22		1,290	1,251,300
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes, 144A
8.125%	05/01/25		1,925	1,963,500
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20		4,240	4,317,155
4.000%	12/21/25		7,965	8,349,654
SESI LLC,
Gtd. Notes
7.125%	12/15/21	(a)	1,135	1,081,088

				17,440,447

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK
7.125%	09/15/23		1,275	1,360,935
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24		3,400	3,718,750
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25		1,410	1,446,169
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,040	1,062,100
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		1,810	1,837,150
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	115,750
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, PIK, 144A
8.250%	02/15/22		EUR 800	954,839
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	560,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	(a)	850	911,808
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		600	643,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	02/15/23		EUR	725	$881,023

					13,492,024

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26			3,150	3,112,802
3.600%	05/14/25			2,660	2,713,370
4.450%	05/14/46			8,950	9,238,154
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25			1,500	1,222,500
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	(a)		15,015	15,913,017
4.800%	07/15/46	(a)		2,835	2,883,680
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25			2,420	2,609,336
Patheon Holdings I BV,
Gtd. Notes, 144A
7.500%	02/01/22			700	743,750
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			1,210	1,195,890
2.875%	09/23/23			7,180	7,116,622
3.200%	09/23/26			8,975	8,776,240
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21			2,854	2,947,126
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23			6,325	6,151,980
3.150%	10/01/26	(a)		10,830	10,285,013
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.375%	10/15/20	(a)		4,720	4,572,500
7.000%	10/01/20			1,825	1,795,344
Sr. Sec’d. Notes, 144A
6.500%	03/15/22			1,450	1,520,688

					82,798,012

Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24			830	848,675
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22			2,060	2,128,273
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23			1,320	1,309,543
4.450%	07/15/27			975	998,225
5.950%	06/01/26			3,760	4,186,809
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25			525	559,781

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
7.000%	06/30/24		3,150	$3,504,375
Sr. Sec’d. Notes, 144A
5.125%	06/30/27		1,960	2,009,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,649,375
DCP Midstream Operating LLC,
Gtd. Notes, 144A
9.750%	03/15/19		300	335,250
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		150	176,625
Gtd. Notes, 144A
5.850%(c)	05/21/43		1,295	1,197,875
6.450%	11/03/36	(a)	250	263,750
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	12/01/46		2,245	2,511,059
Sub. Notes
6.000%(c)	01/15/77		4,645	4,877,250
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	(a)	1,000	1,035,000
5.875%	01/15/24		700	742,000
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26		2,865	2,980,798
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,326,000
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		125	130,000
5.625%	04/28/27	(a)	765	803,250
ONEOK, Inc.,
Sr. Unsec’d. Notes
7.500%	09/01/23	(a)	975	1,162,688
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		275	286,688
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		10,460	11,134,377
5.750%	05/15/24		2,075	2,310,537
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	(a)	8,225	8,309,816
SemGroup Corp.,
Gtd. Notes, 144A
6.375%	03/15/25		1,180	1,141,650
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26		2,600	2,814,499
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	501,871
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	(a)	4,070	3,978,283
4.500%	03/15/45		795	783,515

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		2,000	$2,025,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		75	73,219
5.250%	05/01/23		1,100	1,127,500
6.750%	03/15/24	(a)	1,290	1,386,750
Gtd. Notes, 144A
5.125%	02/01/25		1,350	1,390,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25		760	798,000
6.125%	10/15/21		300	312,000
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		4,395	4,505,271
5.375%	06/01/21		467	501,339

				78,116,416

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		725	746,297
6.250%	02/01/22		1,390	1,449,075

				2,195,372

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	148,154
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes
8.500%	01/29/49		275	274,725
Gtd. Notes, 144A
8.500%	01/29/49		260	259,740
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26		1,460	1,554,388
Emaar Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.635%	09/15/26		1,100	1,066,226
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22		1,050	1,131,375
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		4,110	4,202,475
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19		5,052	5,056,759
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23		1,905	2,147,888
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		4,025	4,047,616

				19,889,346

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	$158,078
3.950%	01/15/27		3,756	3,825,463
3.950%	01/15/28		5,660	5,755,552
4.600%	04/01/22		94	100,450
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	506,795
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	5,891,627
3.650%	02/01/26		4,870	4,928,177
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		3,460	3,414,574
3.875%	08/15/22		3,885	3,972,451
3.900%	03/15/27		6,003	5,855,242
4.125%	06/15/26		3,075	3,057,159
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		7,890	8,294,583
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		2,055	2,282,774
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	(a)	3,815	3,740,321
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	211,002
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	(a)	1,025	1,067,281
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		1,250	1,318,750
5.375%	04/01/23		850	882,938
5.375%	05/15/27		1,805	1,924,581
5.750%	01/01/25	(a)	300	322,875
5.875%	01/15/26		1,275	1,390,145
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,448,730
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	482,821
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	5,052,510
3.875%	05/01/24		457	471,237
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		1,500	1,529,217
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,151,590

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21			437	$441,421
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22		GBP	500	687,860
Iron Mountain Operations ULC,
Gtd. Notes, 144A
5.375%	09/15/23		CAD	850	681,678
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26			3,870	3,570,594
3.400%	11/01/22			745	759,458
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24			550	599,500
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23			117	123,843
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.250%	08/01/26	(a)		1,350	1,403,447
6.375%	03/01/24			975	1,060,439
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19			125	136,875
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27			2,390	2,373,519
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20			4,910	4,954,426
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/21			1,050	1,092,000
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes
5.250%	12/15/24			7,925	8,253,888
5.250%	01/30/26			600	624,749
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25			203	201,684
4.125%	01/15/26			264	271,510
4.375%	02/01/45			121	119,766
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19			168	172,662
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24			8,075	8,433,853
4.875%	06/01/26	(a)		1,910	2,019,195
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20			7,515	7,647,745
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22			96	97,106

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17			76	$76,419

					114,840,560

Retail — 0.3%
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	(a)		465	489,413
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22			2,725	2,825,997
3.875%	07/20/25			1,918	1,994,233
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23			1,325	1,398,273
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	(a)		325	303,063
Sr. Unsec’d. Notes
6.500%	05/01/21	(a)		895	845,775
6.750%	01/15/22			170	159,800
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	06/15/20	(g)		540	510,300
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22	(a)		425	431,375
Gtd. Notes, 144A
5.250%	12/15/23			450	454,500
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	(a)		1,425	1,403,625
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	(g)		143	143,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24			275	286,688
5.250%	06/01/26			775	815,688
Kirk Beauty One GmbH (Germany),
Gtd. Notes, 144A
8.750%	07/15/23		EUR	425	529,277
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29			275	266,750
8.000%	05/01/31			150	148,500
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	07/01/22		GBP	295	282,482
Sr. Sec’d. Notes, 144A
6.500%	07/01/22		GBP	1,175	1,125,140
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22			1,995	2,097,455
4.625%	09/15/21			690	744,101
4.875%	01/14/21			1,870	2,011,088

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	$255,000
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		7,465	7,547,720
4.375%	03/15/23		3,860	3,904,170
5.125%	07/02/22		1,995	2,109,321
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		1,265	1,353,550
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,700	1,617,125
Gtd. Notes, 144A
6.125%	03/15/27		940	935,300
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		365	363,175
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		179	179,112
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	(a)	725	654,313
6.875%	11/15/37		374	403,920

				38,589,229

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
3.900%	07/21/25		4,680	4,894,690
Sub. Notes, 144A
4.000%	09/14/26		645	637,990

				5,532,680

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	(a)	2,925	3,096,844
7.500%	08/15/22		125	138,750
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24		6,700	6,854,087
3.875%	01/15/27		2,530	2,598,057
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		725	752,913
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		1,100	1,259,500
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		1,575	1,716,750

				16,416,901

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	11/15/25		725	$778,469

Software — 0.2%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
4.500%	06/15/47		4,615	4,591,777
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		695	708,900
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	(a)	5,305	5,663,088
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		1,625	1,698,125
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	(a)	5,770	6,214,994
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26		500	513,900
5.250%	11/15/24		525	556,500
5.750%	08/15/25		925	1,001,886
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		1,150	1,185,938
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	925	985,125
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		1,150	1,224,992
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		3,950	4,246,250
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24	(a)	1,920	2,097,600

				30,689,075

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		850	881,875

Telecommunications — 0.5%
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24		2,875	3,148,125
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25		1,725	1,841,438
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	425,101
3.663%	05/15/45		4,425	4,579,875
6.113%	01/15/40		3,409	3,664,989
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		3,250	3,038,425

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.875%	09/15/20		1,094	$1,157,583
GTH Finance BV (Niger),
Gtd. Notes
7.250%	04/26/23		750	827,258
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		1,900	2,042,500
7.625%	06/15/21		610	693,113
Sr. Sec’d. Notes
6.500%	06/15/19		609	657,720
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		975	1,050,563
9.500%	09/30/22		775	926,125
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	(a)	450	466,875
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		350	363,342
5.250%	03/15/26		325	337,223
5.375%	01/15/24		1,675	1,748,281
5.375%	05/01/25	(a)	490	515,725
5.625%	02/01/23		1,175	1,222,000
Sable International Finance Ltd.,
Gtd. Notes, 144A
6.875%	08/01/22		1,400	1,512,000
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,009,825
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		825	880,646
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	1,850	2,035,000
11.500%	11/15/21	(a)	1,300	1,664,000
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		1,850	2,055,813
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22		365	378,338
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		425	477,063
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27	(a)	2,330	2,498,925
6.000%	04/15/24		900	963,000
6.375%	03/01/25	(a)	885	956,906
6.500%	01/15/24		460	494,500
6.500%	01/15/26		7,025	7,753,844
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46		8,085	8,086,374
5.012%	08/21/54		5,000	4,920,580

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
5.250%	03/16/37			6,065	$6,519,820
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21			1,345	1,398,800

					72,311,695

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35			980	1,068,200
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24			855	878,171
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
5.700%	04/05/22			3,100	3,321,123

					5,267,494

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19			3,175	3,200,238
2.500%	07/30/19			2,215	2,226,549
3.250%	03/30/25	(a)		1,775	1,736,520
4.850%	06/01/21	(a)		635	690,329
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22			1,385	1,447,768
5.500%	02/15/24			840	877,380

					10,178,784

TOTAL CORPORATE BONDS (cost $2,080,639,410)					2,131,082,709

FOREIGN GOVERNMENT BONDS — 2.4%
Argentina Bonar Bonds (Argentina),
Sr. Unsec’d. Notes
22.635%(c)	03/01/18		ARS	12,650	753,172
Argentina POM Politica Monetaria (Argentina),
Unsec’d. Notes
26.250%(c)	06/21/20		ARS	12,115	756,550
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.830%(c)	12/31/33		ARS	2,500	1,131,390
6.875%	01/26/27			1,300	1,346,800
7.125%	07/06/36			1,000	992,500
7.500%	04/22/26			9,300	10,020,750
8.280%	12/31/33			8,062	8,908,199
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17			1,429	1,296,818
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23			915	953,888
4.854%	02/06/24			4,895	5,290,663
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL	56,400	16,994,281
10.000%	01/01/27		BRL	5,550	1,617,606

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			2,675	$2,628,188
5.000%	01/27/45			5,770	5,048,750
5.625%	01/07/41			2,770	2,666,125
6.000%	04/07/26			2,885	3,112,915
8.250%	01/20/34			480	600,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45			4,245	4,270,470
5.625%	02/26/44			1,550	1,694,150
6.125%	01/18/41			1,665	1,919,745
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23			300	328,077
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes
1.000%	10/10/25			300	185,699
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			1,700	1,755,249
6.850%	01/27/45			5,940	6,326,099
7.450%	04/30/44			1,045	1,191,299
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45			645	686,925
6.875%	01/29/26			475	530,219
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25			2,200	2,150,499
6.875%	04/30/40			100	94,692
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27			4,800	5,097,600
8.500%	01/31/47			5,095	5,492,145
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25			1,155	1,035,689
7.650%	06/15/35			600	560,639
8.625%	02/28/29			795	826,799
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27			1,575	1,421,438
8.625%	02/28/29			1,755	1,825,200
Gabon Government International Bond (Gabon), Bonds
6.375%	12/12/24			1,090	1,061,289
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	08/07/23			1,300	1,325,947
8.125%	01/18/26			3,000	3,059,459
9.250%	09/15/22	(a)		4,885	5,266,089
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22			510	549,786
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%(c)	05/12/30	(g)		564	338,420
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24			4,050	3,971,025
India Government Bond (India),
Sr. Unsec’d. Notes
8.400%	07/28/24		INR	70,000	1,171,982

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
8.500%	10/12/35			425	$611,794
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22			1,595	1,639,175
4.350%	01/08/27			390	406,700
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23			1,400	1,405,739
4.625%	04/15/43			3,700	3,732,841
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/25/22			2,550	2,619,345
5.250%	01/17/42			800	864,698
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23		IDR	49,000,000	3,452,019
8.375%	09/15/26		IDR	25,000,000	2,069,030
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.375%	07/23/24			461	449,528
5.750%(c)	12/31/32			3,040	2,918,159
6.375%	03/03/28			800	807,999
Sr. Unsec’d. Notes, 144A
6.375%	03/03/28			235	237,350
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28			4,434	5,028,156
7.625%	07/09/25			3,705	4,321,883
7.875%	07/28/45			3,294	3,879,344
8.000%	03/15/39			2,105	2,483,900
8.500%	11/16/21	(g)		122	133,640
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.628%	04/20/27			1,700	1,736,142
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24			900	909,806
6.850%	03/23/27			7,380	7,430,007
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20			1,170	1,193,399
6.600%	11/27/26			1,220	1,219,999
Sr. Unsec’d. Notes, MTN
5.800%	04/14/20			2,200	2,203,370
8.250%	04/12/21			3,430	3,697,471
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21		MXN	57,500	3,155,938
7.500%	06/03/27		MXN	38,000	2,203,566
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			3,150	3,188,903
4.600%	01/23/46			3,300	3,221,130
5.750%	10/12/2110			526	545,725
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26			9,995	10,389,803
4.750%	03/08/44			5,406	5,411,406
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22			3,070	3,213,983

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26			700	$688,449
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26			3,020	2,970,170
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
8.250%	04/15/24			300	340,400
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24			11,260	11,738,550
4.550%	03/29/26			1,400	1,457,820
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24			1,680	1,734,674
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18			3,155	3,150,331
2.500%	09/10/21	(a)		7,495	7,597,584
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24			250	280,625
9.950%	06/09/21			1,250	1,424,938
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27			730	755,769
9.125%	03/16/24			1,250	1,403,125
Unsec’d. Notes, 144A
24.080%(c)	05/31/22		ARS	16,651	1,021,109
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
12.035%(s)	12/15/35			17,250	1,535,250
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.000%	01/14/41			400	409,380
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22			3,200	3,375,999
4.875%	09/16/23			6,200	6,649,401
5.625%	04/04/42			1,400	1,515,499
Second Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19			1,600	1,687,010
Senegal Government International Bond (Senegal),
Unsec’d. Notes, 144A
6.250%	05/23/33			1,350	1,369,891
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20			10,465	10,902,625
6.750%(c)	11/01/24			262	267,524
7.250%	09/28/21			7,210	8,328,559
Unsec’d. Notes
5.875%	12/03/18			3,375	3,531,938
Unsec’d. Notes, 144A
5.875%	12/03/18			640	669,760
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25			3,650	3,924,611
Sri Lanka Government Bonds (Sri Lanka),
Unsec’d. Notes
11.000%	08/01/24		LKR	298,000	1,894,999

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	1,300	$1,345,821
5.875%	07/25/22	1,250	1,294,318
6.125%	06/03/25	1,460	1,489,972
6.250%	10/04/20	800	844,119
6.250%	07/27/21	4,200	4,448,413
6.850%	11/03/25	1,560	1,643,781
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19	1,135	1,176,231
6.825%	07/18/26	2,955	3,112,871
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
5.500%	10/13/21	1,675	1,742,335
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	1,500	1,478,496
5.125%	03/25/22	7,025	7,290,967
5.625%	03/30/21	1,315	1,393,900
6.000%	03/25/27	4,900	5,217,324
6.250%	09/26/22	11,150	12,113,806
6.875%	03/17/36	1,650	1,854,930
7.375%	02/05/25	1,500	1,737,045
11.875%	01/15/30	750	1,190,625
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20	6,475	6,630,399
7.750%	09/01/21	1,600	1,625,039
7.750%	09/01/23	1,100	1,088,999
Sr. Unsec’d. Notes, 144A
3.126%(s)	05/31/40	1,450	563,122
7.750%	09/01/20	2,450	2,508,800
7.750%	09/01/21	2,391	2,428,419
7.750%	09/01/23	2,077	2,056,230
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU 12,800	459,261
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	660	278,849
7.750%	10/13/19	2,270	1,152,025
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,700	2,837,511
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,312,046
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.970%	07/30/27	2,000	2,130,399
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	295	314,234
Unsec’d. Notes
5.375%	09/20/22	3,620	3,390,094

TOTAL FOREIGN GOVERNMENT BONDS (cost $354,773,588)			364,813,544

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	$5,189,521
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,733,181
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,980,761
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,980	4,515,028
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	371,459
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	877,386
7.550%	04/01/39	2,475	3,776,801
7.600%	11/01/40	195	303,654
7.625%	03/01/40	2,990	4,555,444
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,440,813

			28,744,048

Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,279,626

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	148,382

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	814,965
2.995%	07/01/20	3,695	3,776,660

			4,591,625

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	648,504
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,529,811

			3,178,315

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,462,460
5.888%	07/01/43	2,120	2,777,688

			4,240,148

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	$4,656,233
6.271%	12/01/37	2,630	3,534,878
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,937,703
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,110,189
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,097,484
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	358,264
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,340,948

			24,035,699

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,145,011
2.003%	07/01/18	115	115,403
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,090,580

			7,350,994

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,219,271

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	72,547

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited(d)
8.000%	07/01/35	2,625	1,591,406

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,498,077

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,860,367

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,493,677

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,345,389

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Virginia (continued)
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	$1,761,134
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,255,687
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,922,971

			6,285,181

TOTAL MUNICIPAL BONDS (cost $86,543,897)			91,589,363

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Mortgage Trust,
Series 2004-A, Class 2A2
3.590%(c)	02/25/34	16	15,720
Series 2004-D, Class 2A2
3.698%(c)	05/25/34	7	6,892
Series 2004-H, Class 2A2
3.210%(c)	09/25/34	15	14,889
Series 2004-I, Class 3A2
3.264%(c)	10/25/34	5	5,058
Series 2005-J, Class 2A1
3.403%(c)	11/25/35	67	61,688
Series 2005-J, Class 3A1
3.739%(c)	11/25/35	17	17,576
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(c)	03/28/57	902	913,043
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(c)	05/27/47	1,551	1,558,793
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
2.049%(c)	09/19/44	1,472	1,399,361
Fannie Mae Connecticut Avenue Securities,
Series 2016-C01, Class 2M1
3.316%(c)	08/25/28	5,291	5,349,264
Series 2016-C02, Class 1M1
3.366%(c)	09/25/28	1,804	1,829,818
Series 2016-C06, Class 1M1
2.516%(c)	04/25/29	2,693	2,730,483
Series 2017-C01, Class 1M1
2.516%(c)	07/25/29	4,384	4,430,601
Series 2017-C03, Class 1M1
2.166%(c)	10/25/29	4,081	4,101,024
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	4	1,004
Fannie Mae REMICS,
Series 2016-64, Class FA
1.716%(c)	09/25/46	7,501	7,565,474
Series 2016-70, Class F
1.666%(c)	10/25/46	3,495	3,516,668
Series 2016-79, Class NF
1.666%(c)	11/25/46	4,498	4,528,952

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-84, Class FT
1.716%(c)	11/25/46	4,058	$4,097,959
Series 2017-16, Class FA
1.666%(c)	03/25/47	3,519	3,547,068
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 3A1, 144A
2.658%(c)	10/18/54	2,042	2,042,713
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	105	110,457
Series 4566, Class FA
1.659%(c)	04/15/46	3,306	3,332,691
Series 4604, Class FH
1.659%(c)	08/15/46	494	498,448
Series 4614, Class FG
1.659%(c)	09/15/46	3,611	3,649,173
Series 4621, Class FK
1.659%(c)	10/15/46	2,833	2,861,777
Series 4623, Class EF
1.609%(c)	10/15/46	1,818	1,829,869
Series 4623, Class MF
1.659%(c)	10/15/46	1,680	1,698,307
Series 4650, Class FL
1.609%(c)	01/15/47	3,858	3,882,395
Series 4654, Class FK
1.659%(c)	02/15/47	1,587	1,602,663
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
3.616%(c)	08/25/24	183	183,465
Series 2014-HQ2, Class M2
3.416%(c)	09/25/24	2,425	2,491,166
Series 2014-HQ3, Class M2
3.866%(c)	10/25/24	427	429,877
Series 2015-DN1, Class M2
3.616%(c)	01/25/25	750	753,543
Series 2015-DNA1, Class M2
3.066%(c)	10/25/27	4,325	4,436,051
Series 2015-DNA2, Class M2
3.816%(c)	12/25/27	2,978	3,050,810
Series 2015-DNA3, Class M2
4.066%(c)	04/25/28	2,576	2,668,021
Series 2015-HQ1, Class M2
3.416%(c)	03/25/25	1,644	1,662,585
Series 2015-HQ2, Class M2
3.166%(c)	05/25/25	6,916	7,046,812
Series 2015-HQA1, Class M2
3.866%(c)	03/25/28	2,973	3,048,132
Series 2015-HQA2, Class M2
4.016%(c)	05/25/28	2,231	2,310,223
Series 2016-DNA1, Class M2
4.116%(c)	07/25/28	2,235	2,326,786
Series 2016-HQA3, Class M2
2.566%(c)	03/25/29	2,046	2,079,024
Series 2017-DNA1, Class M1
2.416%(c)	07/25/29	1,036	1,049,223
Series 2017-DNA2, Class M1
2.416%(c)	10/25/29	2,795	2,835,346

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-HQA1, Class M1
2.416%(c)	08/25/29	2,705	$2,735,102
Series 2017-HQA2, Class M1
1.959%(c)	12/25/29	760	762,750
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.604%(c)	12/25/46	3,940	3,898,639
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,343	454,024
Series 2010-92, Class PI, IO
4.500%	11/20/37	138	1,535
Series 2010-103, Class IN, IO
4.500%	02/20/39	120	6,414
Series 2010-164, Class MI, IO
4.000%	09/20/37	1,566	54,978
Series 2011-41, Class AI, IO
4.500%	12/20/39	574	34,321
Series 2011-88, Class EI, IO
4.500%	11/20/39	453	31,384
Series 2012-94, Class BI, IO
4.000%	05/20/37	3,057	332,208
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,056	212,724
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.476%(c)	07/25/44	890	880,433
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, 144A
3.358%(c)	10/15/54	1,250	1,254,793
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(c)	04/25/57	1,727	1,729,977
Series 2017-2, Class A1, 144A^
2.750%(c)	07/25/59	3,760	3,794,799
MortgageIT Trust,
Series 2005-2, Class 1M1
1.876%(c)	05/25/35	2,395	2,259,788
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55	950	918,764
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR12, Class 2A1
3.126%(c)	09/25/35	34	34,300
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.927%(c)	01/25/34	12	12,515
Series 2004-G, Class A3
3.349%(c)	06/25/34	60	60,467

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $121,661,085)			123,040,807

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Mortgage Corp.
2.811%(c)	10/01/36	4	$4,652
2.843%(c)	10/01/36	5	5,463
3.000%	11/01/42	64	64,100
3.000%	01/01/43	8,136	8,166,852
3.000%	01/01/43	72	71,984
3.000%	02/01/43	501	497,793
3.000%	02/01/43	214	214,626
3.000%	02/01/43	60	60,306
3.000%	02/01/43	27	27,059
3.000%	03/01/43	7,971	8,001,794
3.000%	03/01/43	200	200,297
3.000%	03/01/43	178	177,072
3.000%	03/01/43	78	77,651
3.000%	06/01/43	3,956	3,968,434
3.000%	07/01/43	811	813,332
3.000%	07/01/43	619	620,217
3.000%	03/01/45	53	53,048
3.000%	04/01/45	266	266,280
3.000%	05/01/45	4,045	4,038,443
3.000%	06/01/45	420	420,189
3.000%	06/01/45	82	81,438
3.000%	07/01/45	261	261,599
3.025%(c)	08/01/36	5	4,688
3.035%(c)	09/01/32	1	768
3.127%(c)	07/01/35	10	10,068
3.195%(c)	03/01/36	19	19,699
3.348%(c)	01/01/36	4	3,648
3.358%(c)	02/01/37	81	84,757
3.369%(c)	01/01/37	14	14,878
3.375%(c)	04/01/37	123	131,821
3.394%(c)	02/01/35	50	52,559
3.400%(c)	11/01/35	9	9,695
3.409%(c)	02/01/37	29	30,216
3.486%(c)	11/01/36	7	7,400
3.500%	04/01/42	511	529,176
3.500%	04/01/42	43	44,621
3.500%	08/01/42	688	709,691
3.500%	08/01/42	146	151,140
3.500%	08/01/42	143	147,815
3.500%	09/01/42	151	156,276
3.500%	09/01/42	23	23,798
3.500%	10/01/42	192	198,154
3.500%	10/01/42	22	22,539
3.500%	11/01/42	97	99,752
3.500%	12/01/42	1,058	1,091,806
3.500%	01/01/43	1,040	1,073,048
3.500%	03/01/43	4,207	4,340,913
3.500%	04/01/43	1,020	1,051,989
3.500%	04/01/43	141	145,115
3.500%	04/01/43	37	38,296
3.500%	05/01/43	2,536	2,616,307
3.500%	10/01/43	310	319,381
3.500%	01/01/44	974	1,004,980
3.500%	05/01/45	913	940,237
3.500%	06/01/45	1,009	1,038,829
3.500%	06/01/45	163	167,625
3.500%	03/01/46	16,024	16,564,960
3.500%	05/01/46	5,861	6,034,702
3.536%(c)	12/01/36	2	1,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.592%(c)	02/01/37	38	$40,225
3.783%(c)	02/01/37	44	47,498
4.000%	06/01/24	137	143,730
4.000%	07/01/24	107	112,619
4.000%	09/01/25	93	97,080
4.000%	08/01/26	740	776,824
4.000%	06/01/33	649	689,940
4.000%	10/01/40	52	54,610
4.000%	10/01/40	33	35,101
4.000%	10/01/40	15	16,194
4.000%	11/01/40	33	34,556
4.000%	12/01/40	2,032	2,145,392
4.000%	12/01/40	1,431	1,521,809
4.000%	12/01/40	773	816,112
4.000%	12/01/40	11	11,511
4.000%	02/01/41	511	539,298
4.000%	02/01/41	37	39,617
4.000%	04/01/41	2,918	3,081,720
4.000%	09/01/41	250	265,122
4.000%	09/01/41	117	124,176
4.000%	10/01/41	602	635,458
4.000%	10/01/41	248	262,581
4.000%	10/01/41	186	196,555
4.000%	12/01/41	445	469,655
4.000%	03/01/42	41	43,093
4.000%	04/01/42	266	283,112
4.000%	04/01/42	83	88,688
4.000%	04/01/42	49	51,567
4.000%	05/01/43	315	332,918
4.500%	04/01/19	2	1,851
4.500%	09/01/23	249	263,171
4.500%	05/01/39	208	225,947
4.500%	06/01/39	128	138,878
4.500%	08/01/39	1,123	1,209,044
4.500%	10/01/39	1,605	1,726,107
4.500%	10/01/39	1,570	1,687,837
4.500%	10/01/39	83	88,912
4.500%	10/01/39	24	26,004
4.500%	12/01/39	97	104,250
4.500%	03/01/40	266	285,925
4.500%	05/01/40	110	118,153
4.500%	08/01/40	383	411,508
4.500%	10/01/40	280	301,119
4.500%	02/01/41	104	112,665
4.500%	02/01/41	71	76,461
4.500%	02/01/41	65	70,033
4.500%	02/01/41	42	45,556
4.500%	03/01/41	188	202,525
4.500%	04/01/41	800	860,106
4.500%	04/01/41	311	334,341
4.500%	10/01/41	2,695	2,896,685
4.500%	02/01/44	57	61,012
4.500%	03/01/44	163	174,556
4.500%	03/01/44	115	123,005
4.500%	03/01/44	98	104,934
4.500%	03/01/44	31	32,857
5.000%	10/01/18	1	1,318
5.000%	11/01/18	2	1,648

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/01/23	98	$105,110
5.000%	07/01/25	8	7,790
5.000%	07/01/33	2	1,643
5.000%	11/01/33	17	18,889
5.000%	11/01/33	10	10,766
5.000%	11/01/33	9	10,446
5.000%	11/01/33	5	5,994
5.000%	07/01/35	2,663	2,914,216
5.000%	11/01/35	294	325,337
5.000%	12/01/35	4	4,861
5.000%	04/01/40	222	243,404
5.000%	04/01/40	26	28,567
5.000%	06/01/40	169	187,101
5.000%	07/01/40	152	166,104
5.000%	07/01/40	25	27,728
5.000%	08/01/40	846	923,602
5.000%	08/01/40	254	277,652
5.000%	08/01/40	107	116,832
5.000%	06/01/41	325	359,900
5.000%	07/01/41	185	203,081
5.000%	07/01/41	118	128,573
5.000%	07/01/41	115	126,304
5.000%	07/01/41	43	47,234
5.500%	12/01/18	1	519
5.500%	09/01/20	17	17,755
5.500%	09/01/20	13	12,964
5.500%	09/01/20	6	6,094
5.500%	03/01/34	91	102,057
5.500%	07/01/35	63	70,485
5.500%	01/01/38	1,675	1,876,165
5.500%	06/01/41	667	742,479
6.000%	10/01/32	1	860
6.000%	03/01/33	19	21,819
6.000%	12/01/33	520	591,035
6.000%	12/01/33	41	45,946
6.000%	06/01/37	4	4,875
6.000%	07/01/38	11	12,005
6.000%	08/01/38	20	22,954
6.500%	08/01/36	31	35,171
6.500%	09/01/39	86	95,204
7.000%	06/01/32	3	3,612
7.000%	06/01/32	1	1,144
Federal National Mortgage Assoc.
2.500%	TBA	31,225	31,387,223
2.500%	11/01/29	39	39,432
2.500%	07/01/30	5,643	5,692,450
2.500%	07/01/30	2,077	2,095,355
2.500%	01/01/31	380	382,676
2.500%	06/01/31	525	527,612
2.500%	10/01/31	6,593	6,636,387
2.500%	11/01/31	1,663	1,672,385
2.500%	02/01/32	17,216	17,316,989
2.500%	02/01/32	15,418	15,508,717
2.500%	07/01/32	3,990	4,013,486
2.500%	11/01/42	455	439,804
2.500%	01/01/43	111	107,480
2.500%	02/01/43	5,818	5,636,965
2.500%	02/01/43	100	96,994

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/43	531	$514,414
2.500%	03/01/43	319	309,372
2.500%	07/01/46	30	29,252
2.815%(c)	07/01/35	16	16,642
2.965%(c)	12/01/35	3	3,503
3.000%	TBA	42,270	42,213,012
3.000%	01/01/27	772	794,886
3.000%	10/01/28	6,947	7,135,350
3.000%	11/01/28	1,581	1,628,107
3.000%	02/01/29	1,650	1,695,154
3.000%	04/01/33	66	66,660
3.000%	06/01/33	70	70,314
3.000%	11/01/36	7,013	7,133,589
3.000%	11/01/36	5,080	5,167,954
3.000%	09/01/42	621	624,009
3.000%	10/01/42	2,175	2,185,424
3.000%	10/01/42	1,767	1,777,402
3.000%	10/01/42	645	649,529
3.000%	11/01/42	5,116	5,141,002
3.000%	11/01/42	3,973	3,989,871
3.000%	11/01/42	409	411,336
3.000%	11/01/42	332	333,134
3.000%	01/01/43	8,963	9,000,523
3.000%	01/01/43	59	59,068
3.000%	02/01/43	282	284,369
3.000%	02/01/43	86	86,398
3.000%	02/01/43	63	63,361
3.000%	02/01/43	57	57,126
3.000%	02/01/43	37	37,137
3.000%	02/01/43	18	17,930
3.000%	02/01/43	15	14,788
3.000%	03/01/43	725	726,524
3.000%	03/01/43	137	136,781
3.000%	03/01/43	77	76,937
3.000%	04/01/43	9,783	9,824,274
3.000%	04/01/43	64	63,808
3.000%	04/01/43	22	22,574
3.000%	05/01/43	214	214,680
3.000%	05/01/43	141	141,159
3.000%	05/01/43	66	65,897
3.000%	08/01/43	8,178	8,217,097
3.000%	08/01/43	1,935	1,938,287
3.000%	08/01/43	1,088	1,083,645
3.000%	08/01/43	153	153,120
3.000%	11/01/43	1,591	1,598,069
3.000%	12/01/43	1,117	1,121,273
3.000%	02/01/44	248	246,780
3.000%	09/01/44	424	424,489
3.000%	12/01/44	26	26,321
3.000%	04/01/45	182	181,133
3.000%	05/01/45	426	426,336
3.000%	05/01/45	30	30,336
3.000%	07/01/45	185	185,789
3.000%	07/01/45	180	179,983
3.000%	08/01/45	1,045	1,046,344
3.000%	09/01/45	358	358,113
3.000%	08/01/46	785	782,481
3.000%	09/01/46	856	852,714

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/46	19,798		$19,830,327
3.000%	10/01/46	11,479		11,478,659
3.000%	10/01/46	5,339		5,348,108
3.000%	10/01/46	485		484,912
3.000%	11/01/46	8,877		8,891,060
3.000%	11/01/46	8,286		8,286,273
3.000%	11/01/46	6,492		6,502,806
3.000%	11/01/46	5,337		5,349,519
3.000%	11/01/46	2,791		2,797,116
3.000%	11/01/46	2,457		2,462,282
3.000%	11/01/46	1,661		1,665,244
3.000%	11/01/46	1,124		1,126,080
3.000%	12/01/46	16,431		16,469,116
3.000%	12/01/46	7,879		7,897,431
3.000%	12/01/46	7,863		7,885,535
3.000%	12/01/46	6,903		6,914,169
3.000%	12/01/46	5,200		5,208,137
3.000%	12/01/46	1,341		1,344,436
3.000%	01/01/47	4,440		4,449,855
3.033%(c)	08/01/37	43		45,047
3.097%(c)	08/01/36	25		26,766
3.111%(c)	12/01/35	19		19,721
3.200%(c)	11/01/37	129		137,787
3.461%(c)	12/01/35	6		6,584
3.500%	TBA	60,830		62,476,686
3.500%	12/01/25	191		199,096
3.500%	10/01/28	972		1,012,109
3.500%	07/01/30	147		153,819
3.500%	08/01/30	782		816,828
3.500%	01/01/34	146		152,554
3.500%	01/01/34	103		107,937
3.500%	01/01/34	45		47,207
3.500%	01/01/34	21		21,773
3.500%(c)	09/01/36	—	(r)	115
3.500%	06/01/42	927		957,149
3.500%	06/01/42	572		589,917
3.500%	07/01/42	6,413		6,618,796
3.500%	07/01/42	756		780,812
3.500%	08/01/42	1,549		1,598,926
3.500%	11/01/42	341		352,107
3.500%	01/01/43	1,908		1,969,124
3.500%	01/01/43	1,320		1,362,263
3.500%	03/01/43	7,348		7,585,136
3.500%	04/01/43	241		248,189
3.500%	06/01/43	1,084		1,115,820
3.500%	06/01/43	928		958,284
3.500%	07/01/43	1,239		1,279,002
3.500%	07/01/43	712		733,001
3.500%	07/01/43	474		488,091
3.500%	07/01/43	289		297,121
3.500%	07/01/43	251		258,706
3.500%	08/01/43	2,457		2,535,807
3.500%	08/01/43	382		394,343
3.500%	08/01/43	322		331,602
3.500%	09/01/43	3,195		3,299,317
3.500%	01/01/44	1,252		1,292,607
3.500%	03/01/44	1,486		1,535,472
3.500%	07/01/44	1,004		1,033,327

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/44	3,456	$3,567,468
3.500%	03/01/45	4,812	4,969,769
3.500%	04/01/45	10,368	10,697,960
3.500%	06/01/45	7,903	8,121,933
3.500%	07/01/45	5,143	5,295,198
3.500%	09/01/45	12,017	12,372,639
3.500%	11/01/45	13,957	14,343,518
3.500%	11/01/45	171	175,850
3.500%	12/01/45	36,544	37,556,154
3.500%	12/01/45	4,389	4,510,835
3.500%	12/01/45	2,018	2,073,758
3.500%	12/01/45	1,811	1,860,760
3.500%	01/01/46	2,889	2,969,381
3.500%	01/01/46	2,229	2,300,508
3.500%	01/01/46	1,667	1,719,782
3.500%	04/01/46	14,891	15,303,362
3.500%	05/01/46	9,059	9,328,498
3.500%	06/01/46	2,187	2,258,118
3.500%	08/01/46	390	400,712
3.500%	10/01/46	173	177,766
3.500%	01/01/47	17,245	17,722,190
3.500%	04/01/47	6,454	6,632,293
3.500%	07/01/47	23,815	24,474,653
4.000%	TBA	19,925	20,945,377
4.000%	04/01/24	288	302,106
4.000%	09/01/25	514	539,502
4.000%	11/01/25	203	213,164
4.000%	01/01/26	287	302,683
4.000%	04/01/26	1,377	1,448,820
4.000%	04/01/26	381	401,492
4.000%	06/01/26	458	482,047
4.000%	09/01/26	1,356	1,426,543
4.000%	09/01/26	325	342,104
4.000%	09/01/26	56	59,256
4.000%	11/01/26	72	76,161
4.000%	02/01/27	589	620,340
4.000%	11/01/40	2,277	2,403,214
4.000%	12/01/40	4,592	4,848,661
4.000%	12/01/40	2,454	2,590,235
4.000%	01/01/41	1,460	1,540,807
4.000%	01/01/41	249	262,786
4.000%	02/01/41	910	961,130
4.000%	02/01/41	280	296,168
4.000%	03/01/41	2,215	2,338,525
4.000%	04/01/41	812	856,770
4.000%	10/01/41	4,361	4,603,498
4.000%	10/01/41	871	918,656
4.000%	11/01/41	777	820,161
4.000%	11/01/41	65	68,859
4.000%	12/01/41	92	97,794
4.000%	01/01/42	5,296	5,588,215
4.000%	01/01/42	1,596	1,683,637
4.000%	01/01/42	1,076	1,135,608
4.000%	02/01/42	1,080	1,139,600
4.000%	02/01/42	845	891,959
4.000%	02/01/42	101	107,139
4.000%	04/01/42	177	187,020
4.000%	04/01/42	133	140,604

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/42	4,930	$5,204,500
4.000%	08/01/42	3,100	3,271,035
4.000%	09/01/43	8,381	8,821,229
4.000%	11/01/44	7,352	7,732,614
4.000%	03/01/45	1,439	1,523,778
4.000%	03/01/45	668	707,632
4.000%	05/01/45	581	613,208
4.000%	07/01/45	385	404,681
4.000%	09/01/45	829	871,618
4.000%	10/01/45	1,700	1,788,063
4.000%	01/01/46	3,311	3,481,872
4.000%	03/01/46	10,612	11,210,772
4.000%	09/01/46	661	695,353
4.000%	04/01/47	12,280	12,915,549
4.500%	TBA	10,940	11,735,287
4.500%	05/01/19	10	10,636
4.500%	10/01/19	34	35,118
4.500%	11/01/19	5	5,245
4.500%	11/01/20	7	6,730
4.500%	04/01/23	130	137,370
4.500%	12/01/23	9	9,491
4.500%	08/01/24	36	37,823
4.500%	04/01/26	764	804,676
4.500%	04/01/26	176	185,782
4.500%	07/01/26	75	79,077
4.500%	10/01/26	323	340,894
4.500%	01/01/27	1,290	1,360,681
4.500%	09/01/39	974	1,049,523
4.500%	12/01/39	2,508	2,707,544
4.500%	12/01/39	1,312	1,414,588
4.500%	04/01/40	1,564	1,688,960
4.500%	07/01/40	173	187,664
4.500%	09/01/40	2,506	2,710,415
4.500%	11/01/40	3,330	3,602,537
4.500%	12/01/40	4,896	5,295,822
4.500%	12/01/40	1,741	1,883,155
4.500%	12/01/40	286	309,303
4.500%	02/01/41	986	1,066,538
4.500%	02/01/41	489	528,148
4.500%	02/01/41	344	371,983
4.500%	05/01/41	72	78,386
4.500%	06/01/41	250	269,897
4.500%	06/01/41	207	223,123
4.500%	08/01/41	59	63,443
4.500%	10/01/41	41	44,903
4.500%	10/01/41	37	39,854
4.500%	11/01/41	938	1,014,872
4.500%	11/01/41	36	39,486
4.500%	04/01/42	391	423,128
4.500%	08/01/42	90	96,787
4.500%	09/01/42	227	244,549
4.500%	09/01/42	121	131,427
4.500%	09/01/42	77	82,624
4.500%	10/01/42	617	667,460
4.500%	09/01/43	197	211,190
4.500%	10/01/43	157	168,885
4.500%	11/01/43	150	161,034
4.500%	06/01/44	179	193,091

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/44	389	$418,127
4.500%	10/01/44	317	343,299
4.500%	11/01/44	496	532,397
4.500%	12/01/44	417	447,554
4.500%	02/01/45	315	338,597
4.500%	02/01/45	131	141,493
5.000%	TBA	6,905	7,542,634
5.000%	05/01/18	2	1,615
5.000%	12/01/18	2	1,709
5.000%	12/01/19	84	85,787
5.000%	01/01/20	3	3,480
5.000%	05/01/20	12	12,083
5.000%	12/01/20	204	208,468
5.000%	02/01/21	27	27,782
5.000%	06/01/23	6	6,717
5.000%	09/01/23	1,067	1,164,576
5.000%	01/01/24	178	186,465
5.000%	06/01/24	83	88,383
5.000%	09/01/25	102	107,808
5.000%	09/01/33	395	432,859
5.000%	10/01/33	38	41,744
5.000%	11/01/33	237	259,990
5.000%	11/01/33	233	255,139
5.000%	02/01/34	1,840	2,018,073
5.000%	03/01/34	950	1,042,099
5.000%	03/01/34	421	462,268
5.000%	03/01/34	214	235,139
5.000%	03/01/34	30	32,761
5.000%	04/01/34	19	21,131
5.000%	05/01/34	258	283,624
5.000%	07/01/34	21	22,801
5.000%	03/01/35	888	975,084
5.000%	04/01/35	1,051	1,153,591
5.000%	04/01/35	96	105,612
5.000%	05/01/35	122	134,449
5.000%	06/01/35	122	133,632
5.000%	06/01/35	57	62,081
5.000%	06/01/35	32	35,207
5.000%	07/01/35	3,408	3,741,544
5.000%	07/01/35	949	1,041,839
5.000%	07/01/35	826	906,260
5.000%	08/01/35	860	943,710
5.000%	09/01/35	74	81,092
5.000%	10/01/35	859	943,203
5.000%	10/01/35	155	169,745
5.000%	10/01/35	51	55,850
5.000%	11/01/35	927	1,018,233
5.000%	03/01/36	285	312,908
5.000%	12/01/36	1,350	1,481,662
5.000%	12/01/36	25	27,915
5.000%	07/01/37	20	21,509
5.000%	02/01/38	106	115,973
5.000%	05/01/38	675	740,689
5.000%	12/01/38	142	155,671
5.000%	06/01/39	84	92,460
5.000%	06/01/40	408	446,362
5.000%	08/01/40	732	800,256
5.000%	08/01/40	466	510,147

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/01/41	1,415		$1,548,127
5.000%	06/01/41	298		326,108
5.000%	06/01/41	62		67,921
5.000%	08/01/41	127		138,380
5.000%	09/01/41	909		994,114
5.000%	01/01/42	813		888,488
5.000%	02/01/42	217		236,522
5.000%	05/01/42	473		517,125
5.000%	07/01/42	1,062		1,161,358
5.000%	11/01/44	1,769		1,932,913
5.000%	11/01/44	566		620,786
5.500%	TBA	6,910		7,654,984
5.500%	08/01/17	—	(r)	29
5.500%	09/01/17	1		560
5.500%	09/01/17	—	(r)	32
5.500%	10/01/17	1		629
5.500%	02/01/18	—	(r)	23
5.500%	03/01/18	—	(r)	351
5.500%	04/01/18	1		961
5.500%	06/01/18	—	(r)	479
5.500%	04/01/19	1		661
5.500%	07/01/19	2		2,164
5.500%	07/01/19	2		2,002
5.500%	08/01/19	5		5,202
5.500%	09/01/19	96		98,442
5.500%	09/01/19	6		6,175
5.500%	10/01/19	1		1,511
5.500%	07/01/20	13		13,885
5.500%	08/01/21	5		4,827
5.500%	09/01/21	8		8,600
5.500%	09/01/21	6		6,164
5.500%	09/01/21	5		5,317
5.500%	11/01/21	15		15,057
5.500%	03/01/22	11		11,862
5.500%	03/01/22	1		552
5.500%	05/01/22	2		2,302
5.500%	07/01/22	2		2,240
5.500%	07/01/22	2		1,826
5.500%	08/01/22	14		14,314
5.500%	08/01/22	—	(r)	425
5.500%	01/01/23	186		198,598
5.500%	09/01/34	362		405,319
5.500%	11/01/34	28		31,652
5.500%	12/01/34	102		113,962
5.500%	04/01/35	74		83,288
5.500%	11/01/35	339		380,092
5.500%	12/01/35	93		103,947
5.500%	01/01/36	100		111,896
5.500%	01/01/36	14		15,328
5.500%	03/01/36	23		25,630
5.500%	03/01/36	12		13,574
5.500%	05/01/36	935		1,046,027
5.500%	05/01/36	459		511,302
5.500%	07/01/36	1,912		2,141,486
5.500%	11/01/36	9		9,514
5.500%	08/01/37	2,355		2,637,420
5.500%	08/01/37	1,032		1,155,537
5.500%	08/01/37	582		651,955

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	08/01/37	227		$254,644
5.500%	08/01/37	139		155,713
5.500%	08/01/37	21		23,405
5.500%	09/01/37	382		426,157
5.500%	02/01/38	907		1,016,092
5.500%	02/01/38	148		165,617
5.500%	09/01/38	527		589,972
5.500%	04/01/39	269		303,358
5.500%	05/01/39	314		350,871
5.500%	03/01/40	579		648,106
5.500%	03/01/41	4,349		4,870,819
5.500%	09/01/41	934		1,042,222
5.500%	09/01/41	5		5,174
6.000%	04/01/21	8		8,523
6.000%	07/01/21	—	(r)	311
6.000%	11/01/32	21		24,055
6.000%	03/01/33	22		25,462
6.000%	04/01/33	36		40,615
6.000%	02/01/34	214		244,461
6.000%	08/01/34	17		19,563
6.000%	11/01/34	924		1,056,671
6.000%	11/01/34	13		15,112
6.000%	11/01/35	158		179,820
6.000%	12/01/35	36		41,576
6.000%	02/01/36	1,141		1,302,044
6.000%	04/01/36	—	(r)	116
6.000%	05/01/36	363		414,112
6.000%	05/01/36	333		379,148
6.000%	06/01/36	37		42,241
6.000%	09/01/36	2,502		2,861,501
6.000%	09/01/36	48		54,326
6.000%	11/01/36	78		88,513
6.000%	12/01/36	10		10,788
6.000%	01/01/37	34		38,899
6.000%	01/01/37	—	(r)	332
6.000%	02/01/37	358		408,549
6.000%	02/01/37	24		26,883
6.000%	03/01/37	1,942		2,210,540
6.000%	03/01/37	877		997,467
6.000%	03/01/37	141		159,761
6.000%	05/01/37	15		17,505
6.000%	05/01/37	—	(r)	562
6.000%	06/01/37	49		55,865
6.000%	08/01/37	4,069		4,644,263
6.000%	08/01/37	276		315,845
6.000%	10/01/37	24		27,361
6.000%	02/01/38	106		120,712
6.000%	03/01/38	1,060		1,203,700
6.000%	04/01/38	43		48,978
6.000%	05/01/38	303		342,608
6.000%	08/01/38	26		29,870
6.000%	09/01/38	60		68,019
6.000%	10/01/38	246		279,807
6.000%	12/01/38	10		11,543
6.000%	04/01/39	19		21,623
6.000%	06/01/39	355		403,442
6.000%	09/01/39	1,420		1,606,686
6.000%	10/01/39	395		448,184

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	02/01/40	187		$211,441
6.000%	10/01/40	363		411,376
6.500%	07/01/32	149		170,345
6.500%	07/01/32	91		104,857
6.500%	07/01/32	8		8,945
6.500%	12/01/32	37		42,254
6.500%	12/01/32	11		12,552
6.500%	07/01/35	43		49,482
6.500%	12/01/35	391		446,457
6.500%	07/01/36	1,549		1,744,195
6.500%	07/01/36	5		6,133
6.500%	08/01/36	321		369,385
6.500%	08/01/36	265		304,531
6.500%	08/01/36	72		83,623
6.500%	09/01/36	650		732,375
6.500%	09/01/36	153		171,343
6.500%	10/01/36	336		385,755
6.500%	10/01/36	20		22,814
6.500%	11/01/36	9		10,434
6.500%	12/01/36	4		4,925
6.500%	08/01/37	21		22,983
6.500%	10/01/37	213		243,394
6.500%	10/01/37	5		5,261
6.500%	08/01/38	112		128,460
6.500%	06/01/39	78		87,726
6.500%	10/01/39	392		442,094
6.500%	05/01/40	448		506,383
6.500%	05/01/40	370		413,976
7.000%	01/01/31	—	(r)	250
7.000%	04/01/32	—	(r)	386
7.000%	04/01/37	29		31,278
1.500%	06/22/20	13,193		13,160,756
Government National Mortgage Assoc.
2.500%	10/20/42	2,877		2,825,443
2.500%	12/20/42	4,210		4,134,407
2.500%	01/20/43	6,980		6,855,199
2.500%	02/20/43	6,570		6,452,872
2.500%	03/20/43	1,585		1,556,385
2.500%	10/20/46	2,582		2,520,578
3.000%	10/15/42	105		106,258
3.000%	12/15/42	27		26,945
3.000%	05/15/43	78		78,853
3.000%	05/20/43	3,057		3,099,326
3.000%	06/15/43	14		14,041
3.000%	07/15/43	179		181,919
3.000%	08/20/43	2,294		2,325,567
3.000%	09/20/43	2,158		2,188,355
3.000%	01/20/44	225		228,544
3.000%	02/20/44	605		613,932
3.000%	08/20/45	8,007		8,096,483
3.000%	05/20/46	538		545,411
3.000%	05/20/46	226		229,176
3.000%	06/20/46	964		974,798
3.000%	07/20/46	1,704		1,724,549
3.000%	07/20/46	1,235		1,250,028
3.000%	07/20/46	927		937,870
3.000%	07/20/46	894		904,634
3.000%	07/20/46	518		524,529

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/20/46	314	$317,861
3.000%	08/20/46	735	744,700
3.000%	08/20/46	640	647,824
3.000%	08/20/46	402	407,047
3.000%	09/20/46	405	409,453
3.000%	09/20/46	402	407,034
3.000%	11/20/46	9,475	9,580,568
3.500%	05/20/42	76	79,492
3.500%	07/20/42	234	243,558
3.500%	08/20/42	1,899	1,975,736
3.500%	09/20/42	6,089	6,333,380
3.500%	10/20/42	2,818	2,930,872
3.500%	11/20/42	43	44,590
3.500%	12/20/42	899	935,002
3.500%	03/20/43	2,158	2,236,190
3.500%	04/20/43	91	94,916
3.500%	05/20/43	953	991,414
3.500%	08/20/43	75	78,492
3.500%	09/20/43	8,122	8,447,892
3.500%	11/15/43	1,701	1,769,141
3.500%	10/20/44	388	403,114
3.500%	02/15/45	442	460,102
3.500%	02/20/45	966	1,003,449
3.500%	04/20/45	212	219,770
3.500%	05/20/45	697	723,876
3.500%	05/20/45	303	314,476
3.500%	01/20/46	192	199,394
3.500%	02/20/46	4,448	4,621,690
3.500%	02/20/46	4,232	4,400,891
3.500%	05/20/46	279	290,505
3.500%	05/20/46	49	50,906
3.500%	05/20/46	47	49,245
3.500%	06/20/46	293	304,765
3.500%	10/20/46	2,987	3,096,752
4.000%	09/20/25	111	117,057
4.000%	11/20/25	225	237,050
4.000%	01/20/26	64	66,870
4.000%	02/20/41	173	183,843
4.000%	05/20/41	1,658	1,757,405
4.000%	10/15/41	253	269,444
4.000%	10/15/41	224	238,847
4.000%	10/15/41	56	60,125
4.000%	10/20/41	1,616	1,711,190
4.000%	11/20/41	313	331,882
4.000%	12/20/41	151	159,586
4.000%	09/20/42	140	148,068
4.000%	11/20/42	109	115,686
4.000%	02/20/44	4,349	4,586,755
4.000%	09/20/45	1,067	1,123,515
4.000%	10/20/45	3,724	3,921,472
4.000%	11/20/45	3,558	3,747,288
4.000%	12/20/45	10,295	10,841,560
4.000%	05/20/46	7,947	8,368,718
4.000%	01/20/47	9,058	9,541,047
4.000%	04/20/47	17,333	18,288,289
4.000%	05/20/47	24,221	25,563,221
4.500%	05/15/39	22	24,086
4.500%	11/20/39	222	239,290

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/20/40	1,952		$2,097,530
4.500%	05/20/40	1,734		1,863,299
4.500%	06/15/40	243		261,608
4.500%	06/15/40	89		95,600
4.500%	06/15/40	16		16,881
4.500%	07/15/40	57		61,736
4.500%	08/15/40	115		124,965
4.500%	09/15/40	244		264,301
4.500%	09/20/40	923		992,089
4.500%	11/20/40	477		513,264
4.500%	02/20/41	2,117		2,274,740
4.500%	03/15/41	356		386,172
4.500%	03/20/41	2,423		2,603,807
4.500%	05/20/41	132		142,350
4.500%	07/20/41	290		311,382
4.500%	09/15/45	1,060		1,142,221
4.500%	01/20/46	1,345		1,429,900
4.500%	02/20/47	28,827		30,662,858
4.500%	03/20/47	6,437		6,848,315
4.500%	04/20/47	20,776		22,109,959
4.500%	05/20/47	5,852		6,230,462
5.000%	03/20/34	2		1,881
5.000%	07/20/39	336		367,524
5.000%	08/15/39	29		32,095
5.000%	09/15/39	276		306,627
5.000%	10/15/39	295		323,513
5.000%	10/15/39	48		53,698
5.000%	10/20/39	17		18,441
5.000%	12/15/39	5,961		6,550,460
5.000%	02/15/40	423		473,529
5.000%	02/15/40	423		473,321
5.000%	04/15/40	225		247,307
5.000%	05/20/40	1,413		1,553,787
5.000%	06/15/40	227		249,250
5.000%	06/20/40	964		1,066,523
5.000%	07/15/40	27		30,427
5.000%	08/15/40	42		46,099
5.000%	08/20/40	731		803,267
5.000%	09/15/40	37		40,670
5.000%	09/15/40	34		37,753
5.000%	09/20/40	461		506,207
5.000%	03/20/41	954		1,053,768
5.000%	08/20/41	1,045		1,147,347
5.500%	10/20/32	3		3,153
5.500%	03/20/34	9		10,526
5.500%	06/15/35	282		317,432
5.500%	01/20/36	4,878		5,416,332
5.500%	06/20/44	1,174		1,312,672
6.500%	09/20/32	6		7,262
6.500%	12/20/33	3		3,630
8.000%	06/15/22	—	(r)	228
8.000%	09/15/22	—	(r)	348
8.000%	07/15/23	—	(r)	364
8.500%	06/15/26	2		1,765
8.500%	07/15/26	5		4,861
9.500%	01/15/20	—	(r)	93

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,301,292,014)				1,299,515,258

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.500%	02/15/46		2,715	$2,527,070
2.500%	05/15/46		19,885	18,500,050
2.875%	08/15/45		17,245	17,341,331
2.875%	11/15/46		34,135	34,323,016
3.000%	11/15/44		37,120	38,303,200
3.000%	05/15/45		44,806	46,169,447
3.125%	02/15/43		49,805	52,618,186
3.375%	05/15/44	(k)	9,215	10,180,059
4.500%	02/15/36		8,225	10,616,674
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		7,418	7,743,811
0.125%	04/15/20		8,206	8,580,929
0.125%	04/15/21		11,257	11,594,632
0.125%	01/15/22		4,686	5,053,986
0.125%	04/15/22		4,536	4,538,551
0.125%	01/15/23		3,478	3,650,632
0.125%	07/15/24		2,954	2,987,824
0.125%	07/15/26		40,998	40,337,011
0.250%	01/15/25		3,452	3,500,144
0.375%	07/15/23		2,128	2,250,139
0.375%	07/15/25		3,307	3,383,967
0.375%	01/15/27		1,782	1,771,770
0.625%	07/15/21		1,250	1,389,725
0.625%	01/15/24		128	136,038
0.625%	01/15/26		43,777	45,331,471
0.750%	02/15/42		1,022	1,052,151
0.750%	02/15/45		432	420,655
0.875%	02/15/47		1,053	1,034,825
1.000%	02/15/46		971	1,001,170
1.125%	01/15/21		3,829	4,444,133
1.250%	07/15/20		2,989	3,493,430
1.375%	07/15/18		3,417	3,935,178
1.375%	02/15/44		2,210	2,521,794
1.750%	01/15/28		2,008	2,611,441
1.875%	07/15/19		3,108	3,709,359
2.125%	01/15/19		2,044	2,403,167
2.125%	02/15/40		628	883,527
2.500%	01/15/29		1,382	1,891,628
3.375%	04/15/32		147	278,187
3.875%	04/15/29		581	1,172,914
U.S. Treasury Notes
0.875%	06/15/19		4,010	3,970,838
1.500%	05/31/19		53,345	53,463,799
2.000%	08/31/21		306,370	309,062,686
2.250%	02/15/27		75,240	74,890,284

TOTAL U.S. TREASURY OBLIGATIONS (cost $842,925,725)				845,070,829

TOTAL LONG-TERM INVESTMENTS (cost $11,883,009,287)				13,344,421,809

Shares
SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS — 15.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	1,583,168,955	1,583,168,955

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $746,781,687; includes $746,071,838 of cash collateral for securities on loan)(b)(w)	746,641,289	$746,715,953

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,329,950,642)		2,329,884,908

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(h)(hh)(k)(n) — 0.5%
U.S. Treasury Bills (cost $74,771,198)
0.960%	10/26/17	75,000	74,750,774

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
Currency Option Russian Ruble vs United States Dollar,
expiring 08/14/17, Strike Price 62.71	Deutsche Bank AG	2,900	15,824
Currency Option United States Dollar vs South Korean Won,
expiring 07/13/17, Strike Price 1,165.00	Bank of America	5,630	8,334

			24,158

Put Options — 0.0%
CDX.NA.HY.S28, expiring 10/18/17, Strike Price $106.50	Goldman Sachs & Co.	110	177,924
Currency Option Euro vs United State Dollar, expiring 11/06/17, Strike Price 1.09	Citigroup Global Markets	5,800	14,968

			192,892

TOTAL OPTIONS PURCHASED (cost $443,768)			217,050

TOTAL SHORT-TERM INVESTMENTS (cost $2,405,165,608)			2,404,852,732

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 104.8% (cost $14,288,174,895)			15,749,274,541

	Counterparty	Notional Amount (000)#	Value
OPTION WRITTEN* — (0.0)%
Put Option
CDX.NA.HY.S28,
expiring 10/18/17, Strike Price $101.00 (premiums received $26,950)	Goldman Sachs & Co.	110	$(30,765)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 104.8% (cost $14,288,147,945)			15,749,243,776
Liabilities in excess of other assets(z) — (4.8)%			(726,197,219)

NET ASSETS — 100.0%			$15,023,046,557

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20,134,080 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $727,271,902; cash collateral of $746,071,838 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $17,465,770 is 0.1% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A421

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
422	2 Year U.S. Treasury Notes	Sep. 2017	$91,274,719	$91,198,157	$(76,562)
1,315	5 Year U.S. Treasury Notes	Sep. 2017	155,077,539	154,954,259	(123,280)
943	10 Year U.S. Treasury Notes	Sep. 2017	118,892,054	118,375,969	(516,085)
464	20 Year U.S. Treasury Bonds	Sep. 2017	70,542,500	71,311,000	768,500
433	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	71,257,712	71,823,875	566,163
312	ASX SPI 200 Index	Sep. 2017	34,177,677	33,866,126	(311,551)
1,688	Euro STOXX 50 Index	Sep. 2017	68,660,118	66,148,069	(2,512,049)
714	FTSE 100 Index	Sep. 2017	68,689,748	67,351,911	(1,337,837)
261	Mini MSCI EAFE Index	Sep. 2017	24,729,175	24,659,279	(69,896)
1,175	Russell 2000 Mini Index	Sep. 2017	83,165,854	83,090,125	(75,729)
4,633	S&P 500 E-Mini Index	Sep. 2017	563,120,433	560,801,485	(2,318,948)
290	TOPIX Index	Sep. 2017	41,362,236	41,550,122	187,886

					(5,819,388)

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2017	11,675,812	11,669,906	5,906
4	5 Year U.S. Treasury Notes	Sep. 2017	471,712	471,344	368
191	10 Year U.S. Treasury Notes	Sep. 2017	24,046,602	23,976,469	70,133
1,508	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	203,573,967	203,297,250	276,717

					353,124

					$(5,466,264)

Cash and foreign currency of $244,372 has been segregated with Goldman Sachs & Co. and securities with a combined market values of $2,013,917 and $38,999,970 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/19/17	Citigroup Global Markets	AUD	12,095	$9,163,315	$9,293,643	$130,328
British Pound,
Expiring 07/19/17	Bank of America	GBP	27,343	34,881,465	35,636,260	754,795
Expiring 07/19/17	Bank of America	GBP	803	1,039,911	1,046,554	6,643
Expiring 07/21/17	Goldman Sachs & Co.	GBP	1,374	1,766,401	1,791,139	24,738
Expiring 07/21/17	Hong Kong & Shanghai Bank	GBP	963	1,247,793	1,254,691	6,898
Expiring 07/21/17	UBS AG	GBP	136	176,395	177,261	866
Canadian Dollar,
Expiring 07/19/17	Hong Kong & Shanghai Bank	CAD	3,831	2,904,931	2,955,350	50,419
Expiring 09/22/17	Hong Kong & Shanghai Bank	CAD	1,872	1,415,951	1,445,487	29,536
Euro,
Expiring 07/19/17	Bank of America	EUR	1,401	1,593,836	1,601,864	8,028
Expiring 07/19/17	Citigroup Global Markets	EUR	51,621	57,949,797	59,022,012	1,072,215
Expiring 08/25/17	Bank of America	EUR	132	147,935	150,690	2,755
Expiring 08/25/17	Bank of America	EUR	114	127,260	130,265	3,005
Expiring 08/25/17	Citigroup Global Markets	EUR	622	702,997	712,540	9,543
Expiring 08/25/17	Citigroup Global Markets	EUR	114	128,125	130,415	2,290
Expiring 08/25/17	Hong Kong & Shanghai Bank	EUR	114	128,024	130,295	2,271
Expiring 08/25/17	JPMorgan Chase	EUR	398	444,246	455,648	11,402
Expiring 08/25/17	Morgan Stanley	EUR	613	692,227	702,229	10,002
Japanese Yen,
Expiring 07/19/17	Credit Suisse First Boston Corp.	JPY	106,085	945,665	944,010	(1,655)
Expiring 07/19/17	Goldman Sachs & Co.	JPY	4,610,545	41,939,667	41,027,505	(912,162)
Russian Ruble,
Expiring 07/14/17	Credit Suisse First Boston Corp.	RUB	166,021	2,771,410	2,806,508	35,098

SEE NOTES TO FINANCIAL STATEMENTS.

A422

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 07/14/17	JPMorgan Chase	RUB	71,414	$1,180,603	$1,207,224	$26,621
Singapore Dollar,
Expiring 07/19/17	Hong Kong & Shanghai Bank	SGD	8,094	5,869,875	5,880,930	11,055
South African Rand,
Expiring 08/18/17	Bank of America	ZAR	21,571	1,657,964	1,634,569	(23,395)
Expiring 08/18/17	Citigroup Global Markets	ZAR	9,112	699,746	690,516	(9,230)
Swedish Krona,
Expiring 07/19/17	Citigroup Global Markets	SEK	91,727	10,575,734	10,900,497	324,763
Swiss Franc,
Expiring 07/19/17	Bank of America	CHF	429	447,486	447,973	487
Expiring 07/19/17	Barclays Capital Group	CHF	426	437,886	444,841	6,955
Expiring 07/19/17	Hong Kong & Shanghai Bank	CHF	16,308	16,853,262	17,029,257	175,995

				$197,889,907	$199,650,173	1,760,266

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/25/17	Bank of America	AUD	992	$739,933	$761,906	$(21,973)
Expiring 08/25/17	Hong Kong & Shanghai Bank	AUD	892	665,396	685,100	(19,704)
Brazilian Real,
Expiring 09/05/17	Bank of America	BRL	17,416	5,206,266	5,183,267	22,999
Expiring 09/05/17	Deutsche Bank AG	BRL	15,103	4,513,208	4,494,883	18,325
Expiring 09/05/17	Deutsche Bank AG	BRL	12,653	3,792,297	3,765,725	26,572
Expiring 09/05/17	Deutsche Bank AG	BRL	4,366	1,296,145	1,299,388	(3,243)
Expiring 09/05/17	Deutsche Bank AG	BRL	1,418	421,773	422,019	(246)
Expiring 09/05/17	Morgan Stanley	BRL	15,104	4,539,689	4,495,180	44,509
British Pound,
Expiring 07/21/17	Citigroup Global Markets	GBP	77	100,218	100,407	(189)
Expiring 07/21/17	Hong Kong & Shanghai Bank	GBP	4,573	5,853,188	5,960,420	(107,232)
Canadian Dollar,
Expiring 09/22/17	Canadian Imperial Bank of Commerce	CAD	2,927	2,207,565	2,260,117	(52,552)
Expiring 09/22/17	Canadian Imperial Bank of Commerce	CAD	901	679,541	695,718	(16,177)
Chilean Peso,
Expiring 08/11/17	Credit Suisse First Boston Corp.	CLP	1,889,791	2,805,926	2,843,412	(37,486)
Euro,
Expiring 08/25/17	Citigroup Global Markets	EUR	2,386	2,696,705	2,733,311	(36,606)
Expiring 08/25/17	Morgan Stanley	EUR	2,538	2,866,024	2,907,436	(41,412)
Hungarian Forint,
Expiring 08/18/17	Citigroup Global Markets	HUF	397,706	1,425,912	1,473,843	(47,931)
Indonesian Rupiah,
Expiring 08/11/17	Goldman Sachs & Co.	IDR	37,668,057	2,804,979	2,812,246	(7,267)
Mexican Peso,
Expiring 07/14/17	Citigroup Global Markets	MXN	16,056	843,796	882,526	(38,730)
Expiring 07/14/17	Citigroup Global Markets	MXN	13,312	699,086	731,701	(32,615)
Expiring 07/14/17	Citigroup Global Markets	MXN	13,311	698,924	731,646	(32,722)
Expiring 07/14/17	Citigroup Global Markets	MXN	10,499	552,274	577,073	(24,799)
Expiring 07/14/17	Hong Kong & Shanghai Bank	MXN	14,402	799,365	791,609	7,756
Expiring 07/14/17	Hong Kong & Shanghai Bank	MXN	13,310	699,683	731,591	(31,908)
Expiring 07/14/17	JPMorgan Chase	MXN	14,556	774,141	800,088	(25,947)
New Taiwanese Dollar,
Expiring 08/11/17	Goldman Sachs & Co.	TWD	83,766	2,798,730	2,757,637	41,093
Polish Zloty,
Expiring 08/18/17	Deutsche Bank AG	PLN	5,442	1,431,729	1,468,196	(36,467)

SEE NOTES TO FINANCIAL STATEMENTS.

A423

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Russian Ruble,
Expiring 07/14/17	Barclays Capital Group	RUB	80,183	$1,380,051	$1,355,454	$24,597
Expiring 07/14/17	Citigroup Global Markets	RUB	93,614	1,604,009	1,582,498	21,511
Expiring 07/14/17	Credit Suisse First Boston Corp.	RUB	81,814	1,400,205	1,383,025	17,180
Expiring 07/14/17	Credit Suisse First Boston Corp.	RUB	79,785	1,386,649	1,348,726	37,923
Expiring 07/14/17	JPMorgan Chase	RUB	79,804	1,388,765	1,349,047	39,718
Expiring 07/14/17	JPMorgan Chase	RUB	78,987	1,371,124	1,335,236	35,888
Expiring 07/14/17	Morgan Stanley	RUB	79,785	1,384,555	1,348,726	35,829
Singapore Dollar,
Expiring 08/18/17	Deutsche Bank AG	SGD	1,600	1,137,495	1,163,073	(25,578)
Expiring 08/18/17	Deutsche Bank AG	SGD	1,600	1,137,495	1,163,073	(25,578)
Expiring 08/18/17	Deutsche Bank AG	SGD	1,528	1,086,307	1,110,734	(24,427)
South African Rand,
Expiring 08/18/17	Citigroup Global Markets	ZAR	30,683	2,278,130	2,325,084	(46,954)
South Korean Won,
Expiring 09/08/17	Citigroup Global Markets	KRW	3,195,685	2,797,711	2,795,916	1,795

				$70,264,989	$70,627,037	(362,048)

						$1,398,218

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.HY.CDSI.S28	06/20/22	5.000%	5,200	$(400,530)	$(366,023)	$34,507

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.HY.CDSI.S28	06/20/22	5.000%	54,825	$3,714,394	$3,859,080	$144,686
CDX.IG.CDSI.S28	06/20/22	1.000%	423,900	6,398,629	8,024,812	1,626,183
CDX.IG.CDSI.S28	06/20/22	1.000%	50,000	909,323	946,546	37,223
CDX.IG.CDSI.S28	06/20/22	1.000%	44,000	804,922	832,960	28,038

				$11,827,268	$13,663,398	$1,836,130

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CDX.EM.CDSI.S27	06/20/22	1.000%	3,000	$(138,721)	$165,000	$(303,721)	JPMorgan Chase Goldman Sachs & Co.
CDX.EM.CDSI.S27	06/20/22	1.000%	2,900	(134,097)	152,830	(286,927)

				$(272,818)	$317,830	$(590,648)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.CDSI.S27	06/20/22	1.000%	116,050	$(5,282,389)	$(6,092,625)	$810,236	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A424

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (continued):
CDX.EM.CDSI.S27	06/20/22	1.000%	14,000	$(637,255)	$(610,400)	$(26,855)	Goldman Sachs & Co.

				$(5,919,644)	$(6,703,025)	$783,381

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Bank of China	06/20/22	1.000%	2,150	0.860%	$13,410	$15,515	$(2,105)	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%	540	0.699%	7,477	(720)	8,197	Citigroup Global Markets
Republic of Argentina	06/20/22	5.000%	1,300	3.284%	(101,946)	(72,181)	(29,765)	Goldman Sachs & Co.
Republic of Korea	06/20/22	1.000%	2,700	0.531%	59,108	(64,059)	123,167	Citigroup Global Markets

					$(21,951)	$(121,445)	$99,494

A security with a market value of $9,498,332 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared credit default swap contracts at June 30, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A425

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,890,507,973	$1,946,292,182	$—
Preferred Stocks	5,323,042	207,944	—
Asset-Backed Securities
Automobiles	—	213,298,771	1,509,922
Collateralized Loan Obligations	—	7,710,773	—
Consumer Loans	—	2,456,713	—
Credit Cards	—	90,337,671	—
Equipment	—	28,937,819	—
Home Equity Loans	—	2,090,828	—
Other	—	44,122,405	11,486,832
Residential Mortgage-Backed Securities	—	22,564,966	1,090,097
Student Loans	—	25,242,759	—
Commercial Mortgage-Backed Securities	—	191,365,214	1,614,192
Convertible Bonds	—	3,149,196	—
Corporate Bonds	—	2,130,444,471	638,238
Foreign Government Bonds	—	364,813,544	—
Municipal Bonds	—	91,589,363	—
Residential Mortgage-Backed Securities	—	119,246,008	3,794,799
U.S. Government Agency Obligations	—	1,299,515,258	—
U.S. Treasury Obligations	—	919,821,603	—
Affiliated Mutual Funds	2,329,884,908	—	—
Options Purchased	—	217,050	—
Option Written	—	(30,765)	—
Other Financial Instruments*
Futures Contracts	(5,466,264)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,398,218	—
Centrally Cleared Credit Default Swap Agreements	—	1,870,637	—
OTC Credit Default Swap Agreements	—	(6,214,413)	—

Total	$8,220,249,659	$7,500,448,215	$20,134,080

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (5.0% represents investments purchased with collateral from securities on loan)	15.5%
U.S. Government Agency Obligations	8.7
Banks	7.1
U.S. Treasury Obligations	6.1
Pharmaceuticals	3.5
Insurance	3.0
Foreign Government Bonds	2.4
Internet Software & Services	2.3
Software	2.3

Oil, Gas & Consumable Fuels	2.2%
Media	2.1
Equity Real Estate Investment Trusts (REITs)	2.0
Automobiles	1.9
Semiconductors & Semiconductor Equipment	1.7
Chemicals	1.5
Oil & Gas	1.5
Biotechnology	1.5
IT Services	1.5
Health Care Equipment & Supplies	1.4
Commercial Mortgage-Backed Securities	1.3
Technology Hardware, Storage & Peripherals	1.3
Internet & Direct Marketing Retail	1.2
Health Care Providers & Services	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A426

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Capital Markets	1.2%
Machinery	1.2
Aerospace & Defense	1.2
Industrial Conglomerates	1.1
Food Products	1.1
Beverages	1.0
Diversified Telecommunication Services	1.0
Hotels, Restaurants & Leisure	1.0
Residential Mortgage-Backed Securities	1.0
Electric Utilities	1.0
Specialty Retail	0.9
Diversified Financial Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Metals & Mining	0.7
Electric	0.7
Airlines	0.6
Food & Staples Retailing	0.6
Municipal Bonds	0.6
Credit Cards	0.6
Tobacco	0.6
Electrical Equipment	0.6
Pipelines	0.5
Communications Equipment	0.5
Household Products	0.5
Telecommunications	0.5
Personal Products	0.5
Internet	0.5
Textiles, Apparel & Luxury Goods	0.4
Wireless Telecommunication Services	0.4
Multi-Utilities	0.4
Healthcare-Services	0.4
Other	0.4
Household Durables	0.4
Containers & Packaging	0.3
Electronic Equipment, Instruments & Components	0.3
Auto Components	0.3
Commercial Services & Supplies	0.3
Advertising	0.3
Healthcare-Products	0.3
Building Products	0.3
Life Sciences Tools & Services	0.3
Retail	0.3
Commercial Services	0.2
Consumer Finance	0.2
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2
Road & Rail	0.2
Real Estate Management & Development	0.2
Multiline Retail	0.2
Trading Companies & Distributors	0.2
Equipment	0.2
Construction Materials	0.2
Mining	0.2
Engineering & Construction	0.2
Agriculture	0.2
Entertainment	0.2
Student Loans	0.2
Foods	0.2
Building Materials	0.2
Computers	0.1
Professional Services	0.1
Real Estate	0.1
Oil & Gas Services	0.1
Semiconductors	0.1

Gas Utilities	0.1%
Packaging & Containers	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.1
Marine	0.1
Gas	0.1
Forest Products & Paper	0.1
Trucking & Leasing	0.1
Electronics	0.1
Health Care Technology	0.1
Distributors	0.1
Auto Parts & Equipment	0.1
Collateralized Loan Obligations	0.0	*
Lodging	0.0	*
Metal Fabricate/Hardware	0.0	*
Thrifts & Mortgage Finance	0.0	*
Distribution/Wholesale	0.0	*
Savings & Loans	0.0	*
Transportation	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Housewares	0.0	*
Diversified Consumer Services	0.0	*
Machinery-Diversified	0.0	*
Home Builders	0.0	*
Leisure Time	0.0	*
Apparel	0.0	*
Construction & Engineering	0.0	*
Iron/Steel	0.0	*
Miscellaneous Manufacturing	0.0	*
Leisure Products	0.0	*
Water Utilities	0.0	*
Household Products/Wares	0.0	*
Consumer Loans	0.0	*
Private Equity	0.0	*
Home Equity Loans	0.0	*
Environmental Control	0.0	*
Holding Companies-Diversified	0.0	*
Office/Business Equipment	0.0	*
Auto Manufacturers	0.0	*
Electrical Components & Equipment	0.0	*
Storage/Warehousing	0.0	*
Cosmetics/Personal Care	0.0	*
Coal	0.0	*
Shipbuilding	0.0	*
Home Furnishings	0.0	*
Options Purchased	0.0	*

	104.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(4.8)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A427

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,870,637	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	333,345		Premiums received for OTC swap agreements	6,839,985
Credit contracts	Unaffiliated investments	177,924		Options written outstanding, at value	30,765
Credit contracts	Unrealized appreciation on OTC swap agreements	941,600		Unrealized depreciation on OTC swap agreements	649,373
Equity contracts	Due from/to broker — variation margin futures	187,886	*	Due from/to broker — variation margin futures	6,626,010	*
Foreign exchange contracts	Unaffiliated investments	39,126		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,082,403		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,684,185
Interest rate contracts	Due from/to broker — variation margin futures	1,687,787	*	Due from/to broker — variation margin futures	715,927	*

Total		$8,320,708			$16,546,245

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$(57,175)	$—	$—	$10,703,370	$10,646,195
Equity contracts	—	75,333,485	—	—	75,333,485
Foreign exchange contracts	(18,432)	—	112,279	—	93,847
Interest rate contracts	(122,484)	(1,012,637)	—	—	(1,135,121)

Total	$(198,091)	$74,320,848	$112,279	$10,703,370	$84,938,406

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$29,974	$(3,815)	$—	$—	$(1,336,762)	$(1,310,603)
Equity contracts	(51,376)	—	—	(10,411,719)	—	—	(10,463,095)
Foreign exchange contracts	—	(256,692)	—	—	6,579,649	—	6,322,957
Interest rate contracts	—	(75,013)	—	2,235,033	—	—	2,160,020

Total	$(51,376)	$(301,731)	$(3,815)	$(8,176,686)	$6,579,649	$(1,336,762)	$(3,290,721)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A428

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)
$376,003	$36,667	$1,517,794,480	$267,016,646	$195,235,558	$80,863,772	$11,226,667	$637,766,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$727,271,902	$(727,271,902)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$807,046	$(45,368)	$—	$761,678
Barclays Capital Group	841,788	(841,788)	—	—
Canadian Imperial Bank of Commerce	—	—	—	—
Citigroup Global Markets	1,724,292	(336,660)	(455,312)	932,320
Credit Suisse First Boston Corp.	90,201	(39,141)	—	51,060
Deutsche Bank AG	60,721	(60,721)	—	—
Goldman Sachs & Co.	396,585	(396,585)	—	—
Hong Kong & Shanghai Bank	283,930	(158,844)	—	125,086
JPMorgan Chase	278,629	(278,629)	—	—
Morgan Stanley	90,340	(41,412)	(48,928)	—
UBS AG	866	—	—	866

	$4,574,398

SEE NOTES TO FINANCIAL STATEMENTS.

A429

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(45,368)	$45,368	$—	$—
Barclays Capital Group	(6,092,625)	841,788	5,192,316	(58,521)
Canadian Imperial Bank of Commerce	(68,729)	—	—	(68,729)
Citigroup Global Markets	(336,660)	336,660	—	—
Credit Suisse First Boston Corp.	(39,141)	39,141	—	—
Deutsche Bank AG	(115,539)	60,721	—	(54,818)
Goldman Sachs & Co.	(1,976,322)	396,585	1,023,390	(556,347)
Hong Kong & Shanghai Bank	(158,844)	158,844	—	—
JPMorgan Chase	(329,668)	278,629	—	(51,039)
Morgan Stanley	(41,412)	41,412	—	—
UBS AG	—	—	—	—

	$(9,204,308)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A430

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $727,271,902:
Unaffiliated investments (cost $11,958,224,253)	$13,419,389,633
Affiliated investments (cost $2,329,950,642)	2,329,884,908
Cash	19,277
Foreign currency, at value (cost $13,185,643)	13,256,658
Deposit with broker for futures	244,372
Receivable for investments sold	241,603,580
Dividends and interest receivable	56,429,779
Tax reclaim receivable	10,949,684
Unrealized appreciation on OTC forward foreign currency contracts	3,082,403
Unrealized appreciation on OTC swap agreements	941,600
Due from broker-variation margin swaps	424,691
Premiums paid for OTC swap agreements	333,345
Due from broker-variation margin futures	318,000
Receivable from affiliate	219,347
Receivable from manager	209,498
Receivable for fund share sold	4,492
Prepaid expenses	18,384

Total Assets	16,077,329,651

LIABILITIES:
Payable to broker for collateral for securities on loan	746,071,838
Payable for investments purchased	288,774,387
Premiums received for OTC swap agreements	6,839,985
Management fees payable	3,428,191
Due to broker-variation margin futures	2,928,101
Payable for fund share repurchased	1,923,438
Unrealized depreciation on OTC forward foreign currency contracts	1,684,185
Accrued expenses and other liabilities	1,510,348
Unrealized depreciation on OTC swap agreements	649,373
Distribution fee payable	413,214
Options written outstanding, at value (premiums received $26,950)	30,765
Foreign capital gains tax liability accrued	28,904
Affiliated transfer agent fee payable	365

Total Liabilities	1,054,283,094

NET ASSETS	$15,023,046,557

Net assets were comprised of:
Paid-in capital	$10,199,140,427
Retained earnings	4,823,906,130

Net assets, June 30, 2017	$15,023,046,557

Net asset value and redemption price per share, $15,023,046,557 / 548,113,741 outstanding shares of beneficial interest	$27.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$96,188,296
Unaffiliated dividend income (net) (foreign withholding tax $5,165,421, of which $343,049 is reimbursable by an affiliate)	90,931,839
Affiliated dividend income	7,753,836
Income from securities lending, net (including affiliated income of $727,888)	1,589,652

196,463,623

EXPENSES
Management fees	45,234,223
Distribution fee	18,284,754
Custodian and accounting fees	1,134,000
Trustees’ fees	69,000
Audit fee	28,000
Legal fees and expenses	24,000
Shareholders’ reports	12,000
Commitment fee on syndicated credit agreement	10,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	134,555

Total expenses	64,934,532
Less: management fee waivers and/or expense reimbursement	(354,650)

Net expenses	64,579,882

NET INVESTMENT INCOME (LOSS)	131,883,741

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,358) (net of foreign capital gains taxes $(17,471))	342,143,565
Futures transactions	74,320,848
Swap agreements transactions	10,703,370
Foreign currency transactions	(1,911,654)

425,256,129

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(73,038)) (net of change in foreign capital gains taxes $(11,313))	569,916,564
Futures	(8,176,686)
Options written	(3,815)
Swap agreements	(1,336,762)
Foreign currencies	7,725,778

568,125,079

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	993,381,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,125,264,949

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$131,883,741	$231,288,800
Net realized gain (loss) on investment and foreign currency transactions	425,256,129	306,514,507
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	568,125,079	386,358,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,125,264,949	924,162,028

FUND SHARE TRANSACTIONS:
Fund share sold [2,239,498 and 81,131,100 shares, respectively]	58,797,053	1,901,942,909
Fund share repurchased [13,822,281 and 107,078,953 shares, respectively]	(368,533,359)	(2,446,798,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(309,736,306)	(544,855,690)

CAPITAL CONTRIBUTIONS	—	5,380,770

TOTAL INCREASE (DECREASE) IN NET ASSETS	815,528,643	384,687,108
NET ASSETS:
Beginning of period	14,207,517,914	13,822,830,806

End of period	$15,023,046,557	$14,207,517,914

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
FTSE	Financial Times Stock Exchange
ICE	Intercontinental Exchange
LME	London Metal Exchange
NYMEX	New York Mercantile Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
QMTF	Multilateral Trading Facility
SGMX	Sigma X MTF
SGX	Singapore Exchange
SWX	Six Swiss Exchange
TSX	Toronto Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

Index:

BCOM	Bloomberg Commodity Index
CAC40	French Stock Index
CDX	Credit Derivative Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
EURSIMP	Weighted Basket of Refined Margin
GOLDLNPM	LBMA Gold Price PM USD Index
GSCI	Goldman Sachs Commodity Index
HICP	Harmonised Index of Consumer Prices
iTraxx	International Credit Derivative Index
JMABCTNE	J.P. Morgan JMABCTNE Commodity Index
JMABDEW2	J.P. Morgan DEW2 Index
SLVRLND	London Silver Market Fixing Ltd.
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AID	Agency for International Development
BABs	Build America Bonds
BBA	British Bankers Association
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDI	Chess Depository Interest
CDO	Collateralized Debt Obligation
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EURMARGIN	European Refined Margin
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LLS	Light Louisiana Sweet
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers
Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY: (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
RSP	Savings Shares
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SMB	Sallie Mae Bank
SPDR	Standard & Poor’s Depositary Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
UTS	Unit Trust Security
USB3MTA	United States Auction Results 3 Month Treasury Bill High Discount
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 10 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non- traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC / Loomis Sayles & Company, L.P. / LSV Asset Management / PGIM Investments, LLC (“PGIM Investments”) through its Strategic Investments Research Group team / PGIM Fixed Income, which is a business unit of PGIM, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / Quantitative Management Associates, LLC (“QMA”) / T. Rowe Price Associates, Inc. / William Blair Investment Management, LLC

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments through its Strategic Investments Research Group team / QMA

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. / BlackRock International Limited

AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P.

AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.

AST FI Pyramis® Quantitative Portfolio (“FI Pyramis® Quantitative”)	Long-term capital growth balanced by current income.	Fidelity Institutional Asset Management, LLC (“FIAM”)

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	Objective	Subadviser(s)
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments through its Strategic Investments Research Group team / QMA

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PGIM Fixed Income / QMA

AST RCM World Trends Portfolio (“RCM World Trends”)	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

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Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that

B3

would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net

B4

realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

B5

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes

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and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Borrowed Bond Agreements:    The Portfolios may enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio

B7

may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and

B8

short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested

B9

upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s

B10

understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2017, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver
Advanced Strategies	0.6825% first $ 300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $ 5 billion; 0.5325% in excess of $20 billion	0.60%
Balanced Asset Allocation(2)	0.15%	0.15%
BlackRock Global Strategies	0.8325% first $ 300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.81%
BlackRock/Loomis Sayles Bond	0.4825% first $ 300 million; 0.4725% on next $ 200 million; 0.4625% on next $ 250 million; 0.4525% on next $2.5 billion; 0.4425% on next $ 2.75 billion; 0.4125% on next $ 4 billion; 0.3925% in excess of $10 billion	0.42%
BlackRock Low Duration Bond	0.4825% first $ 300 million;
	0.4725% on next $ 200 million; 0.4625% on next $ 250 million; 0.4525% on next $2.5 billion; 0.4425% on next $ 2.75 billion; 0.4125% on next $ 4 billion; 0.3925% in excess of $10 billion	0.42%

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	Management Fees	Effective Management Fees, Net of Waiver
FI Pyramis® Quantitative	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.65%
Preservation Asset Allocation(2)	0.15%	0.15%
Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%
RCM World Trends	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.75%
T. Rowe Price Asset Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.61%

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017
Advanced Strategies	contractually waive 0.017% through May 31, 2017(1)	effective June 1, 2017 contractually waive 0.018% through June 30, 2018(1)
BlackRock/Loomis Sayles Bond	contractually waive 0.035% through June 30, 2017	contractually waive 0.035% through June 30, 2018
BlackRock Low Duration Bond	contractually waive 0.057% through June 30, 2017	contractually waive 0.057% through June 30, 2018
Preservation Asset Allocation	effective April 29, 2017,contractually limit expenses to 0.16% through June 30, 2018	contractually limit expenses to 0.16% through June 30, 2018
Prudential Growth Allocation	effective April 29, 2017, contractually limit expenses through June 30, 2018	contractually limit expenses to 0.91% through June 30, 2018
T. Rowe Price Asset Allocation	contractually waive 0.004% through May 31, 2017	effective June 1, 2017 contractually waive 0.009% through June 30, 2018

(1)	The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios.
(2)	Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

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Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Certain Portfolios have entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2017, brokerage commission recaptured under these agreements was as follows:

Amount
Advanced Strategies	$101,156
FI Pyramis® Quantitative	85,133
Prudential Growth Allocation Portfolio	2,257
RCM World Trends	63,694
T. Rowe Price Asset Allocation	19,161

AST Investment Services, Inc., PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Advanced Strategies	$222,921
BlackRock Global Strategies	43,342
BlackRock/Loomis Sayles Bond	20,139
BlackRock Low Duration Bond	5,822

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Amount
FI Pyramis® Quantitative	$63,024
Prudential Growth Allocation	179,295
RCM World Trends	83,190
T. Rowe Price Asset Allocation	311,905

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The following Portfolios were reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2016 Withholding Tax	2017 Withholding Tax
Advanced Strategies	$340,820	$243,868
BlackRock Global Strategies	65,378	54,131
FI Pyramis® Quantitative	426,126	223,131
Prudential Growth Allocation	491,159	586,829
RCM World Trends	273,939	125,913
T. Rowe Price Asset Allocation	614,194	343,049

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$2,516,784,290	$2,862,885,685
Balanced Asset Allocation	857,170,542	1,162,093,514
BlackRock Global Strategies.	2,050,525,665	2,122,457,245
BlackRock / Loomis Sayles Bond	5,314,484,584	5,190,066,848
BlackRock Low Duration Bond	920,122,163	886,311,503
FI Pyramis® Quantitative	2,889,935,380	3,062,253,389
Preservation Asset Allocation	618,890,591	998,314,386
Prudential Growth Allocation	11,775,501,955	10,524,630,367
RCM World Trends	1,399,105,770	1,191,691,351
T. Rowe Price Asset Allocation*	3,719,593,887	4,133,007,487

*	For the six months ended June 30, 2017 the Portfolio purchases and sales transactions under Rule 17a-7, were $0 and $60,196 respectively. The Portfolio realized a loss of $5,522 as a result of Rule 17a-7 sales transactions.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2017 is presented as follows:

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Advanced Strategies
Goldman Sachs Small-Cap Value	$49,076,032	$—	$—	$927,276	$—	$50,003,308	2,318,188	$—	$—
Small-Cap Growth	57,038,545	5,250,000	10,600,000	1,269,020	4,351,963	57,309,528	1,445,021	—	—
Small-Cap Growth
Opportunities	54,196,752	5,249,999	8,600,000	3,758,004	3,463,678	58,068,433	3,289,996	—	—
Small-Cap Value	68,594,317	33,000,001	29,000,000	(6,941,460)	7,140,879	72,793,737	2,722,279	—	—

	$228,905,646	$43,500,000	$48,200,000	$(987,160)	$14,956,520	$238,175,006		$—	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Balanced Asset Allocation
AB Global Bond	$442,361,429	$151,419,529		$14,940,000		$9,427,477	$779,814	$589,048,249	54,592,053	$—	$—
AQR Emerging Markets Equity	10,075,989	6,818,041	*	494,000		2,430,895	22,820	18,853,745	1,650,941	—	—
AQR Large-Cap	981,315,167	17,692,015		144,747,352		25,732,656	51,283,716	931,276,202	57,450,722	—	—
BlackRock Low Duration Bond	34,799,516	247,000		906,494		418,702	5,233	34,563,957	3,233,298	—	—
BlackRock/Loomis Sayles Bond	169,829,234	4,965,000		5,202,266		4,598,783	187,727	174,378,478	12,974,589	—	—
Boston Partners Large-Cap Value	157,376,553	—		157,443,900	*	(27,328,034)	27,395,381	—	—	—	—
ClearBridge Dividend Growth	422,711,433	7,863,211		25,245,000		24,614,897	9,006,692	438,951,233	27,264,052	—	—
Goldman Sachs Global Income	270,010,235	9,514,040		7,135,000		3,002,913	350,481	275,742,669	25,964,470	—	—
Goldman Sachs Large-Cap Value	154,756,650	62,580,789	*	14,665,000		10,901,798	3,403,085	216,977,322	7,276,235	—	—
Goldman Sachs Mid-Cap Growth	27,660,129	3,150,739		1,750,000		3,319,181	681,040	33,061,089	3,880,410	—	—
Goldman Sachs Small-Cap Value	82,341,015	—		—		1,555,806	—	83,896,821	3,889,514	—	—
Goldman Sachs Strategic Income	104,123,781	2,973,000		5,172,032		1,007,673	(170,706)	102,761,716	10,561,327	—	—
Government Money Market	50,820,154	35,753		—		—	—	50,855,907	50,855,907	35,754	—
High Yield	146,811,497	—		—		7,050,712	—	153,862,209	15,668,249	—	—
Hotchkis & Wiley Large-Cap Value	214,846,126	60,591,536		18,890,000		13,929,358	5,279,137	275,756,157	10,209,410	—	—
International Growth	407,867,921	10,880,000		15,730,000		73,506,999	4,197,368	480,722,288	30,502,683	—	—
International Value	421,784,538	11,109,999		16,030,000		51,663,894	3,010,545	471,538,976	24,045,843	—	—
Jennison Large-Cap Growth	176,937,254	20,670,298		20,749,643		20,126,965	8,890,663	205,875,537	7,679,058	—	—

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Loomis Sayles Large-Cap Growth	$295,447,610	$39,059,182	$19,575,000		$42,339,657	$9,558,515	$366,829,964	8,291,817	$—	$—
Lord Abbett Core Fixed Income	332,371,841	6,940,000	102,329,230		2,449,269	3,480,557	242,912,437	19,432,995	—	—
MFS Growth	231,942,208	20,658,096	79,966,696		(2,578,577)	35,928,883	205,983,914	9,707,065	—	—
MFS Large-Cap Value	304,565,757	25,030,682	25,340,000		17,071,598	9,923,871	331,251,908	17,732,972	—	—
Neuberger Berman/LSV Mid-Cap Value	19,313,191	1,232,731	1,325,000		699,862	423,107	20,343,891	626,159	—	—
Parametric Emerging Markets Equity	8,514,923	245,000	360,500		1,186,856	(18,309)	9,567,970	1,051,425	—	—
Prudential Core Bond	916,452,621	23,800,000	128,597,283		18,469,159	10,467,842	840,592,339	69,816,639	—	—
QMA Emerging Markets Equity	5,840,929	177,001	6,707,041	*	695,855	(6,744)	—	—	—	—
QMA International Core Equity	214,039,751	5,495,000	7,945,000		29,992,748	726,051	242,308,550	20,674,791	—	—
QMA Large-Cap	980,237,000	17,692,016	142,631,827		17,502,233	51,786,006	924,585,428	56,274,220	—	—
Small Cap Growth Opportunities	90,798,784	—	9,015,000		8,139,845	3,882,355	93,805,984	5,314,787	—	—
Small-Cap Growth	93,003,183	—	9,015,000		5,538,982	3,867,660	93,394,825	2,354,887	—	—
Small-Cap Value	140,430,884	—	14,965,000		(5,762,836)	5,975,033	125,678,081	4,700,003	—	—
T. Rowe Price Large-Cap Growth	143,653,564	96,315,187	12,230,000		27,805,472	5,980,947	261,525,170	8,694,321	—	—
T. Rowe Price Large-Cap Value	204,040,486	73,157,567	18,890,000		13,505,534	1,742,927	273,556,514	19,708,683	—	—
T. Rowe Price Natural Resources	6,738,696	40,000,000	45,082,972		(251,537)	(1,404,187)	—	—	—	—
Templeton Global Bond	249,422	—	—		6,941	—	256,363	23,137	—	—
WEDGE Capital Mid-Cap Value	18,408,252	1,377,608	1,325,000		1,157,307	572,850	20,191,017	847,294	—	—
Wellington Management Global Bond	526,549,858	171,536,543	17,625,000		5,871,334	498,673	686,831,408	65,474,872	—	—
Western Asset Core Plus Bond	622,834,588	15,870,001	95,994,300		12,431,419	12,885,979	568,027,687	45,081,563	—	—
Western Asset Emerging Markets Debt	49,676,640	—	26,000,000		1,532,580	413,860	25,623,080	2,314,641	—	—

	$9,481,538,809	$909,097,564	$1,214,020,536		$423,764,376	$271,008,872	$9,871,389,085		$35,754	$—

B16

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases*	Proceeds from Sales*	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Preservation Asset Allocation
AB Global Bond	$464,605,725	$208,006,272	$45,700,000	$10,236,292	$2,479,936	$639,628,225	59,279,724	$—	$—
AQR Emerging Markets Equity	4,325,550	2,830,832	382,000	1,106,229	14,391	7,895,002	691,331	—	—
AQR Large-Cap	369,646,362	32,294,663	73,709,553	5,267,993	25,735,220	359,234,685	22,161,301	—	—
BlackRock Low Duration Bond	36,268,142	3,698,217	2,770,000	459,142	51,782	37,707,283	3,527,342	—	—
BlackRock/Loomis Sayles Bond	178,290,831	19,645,528	14,412,812	5,180,344	543,282	189,247,173	14,080,891	—	—
Boston Partners Large-Cap Value	57,305,549	—	57,461,712	(9,856,144)	10,012,307	—	—	—	—
ClearBridge Dividend Growth	155,287,707	13,995,690	16,285,000	7,312,860	5,809,287	166,120,544	10,318,046	—	—
Goldman Sachs Global Income	283,297,424	33,385,084	21,810,000	3,477,118	844,628	299,194,254	28,172,717	—	—
Goldman Sachs Large-Cap Value	56,315,363	28,336,844	8,110,000	3,570,595	1,866,989	81,979,791	2,749,155	—	—
Goldman Sachs Mid-Cap Growth	11,159,071	2,287,382	1,077,000	1,226,227	439,621	14,035,301	1,647,336	—	—
Goldman Sachs Small-Cap Value	42,087,057	—	—	795,221	—	42,882,278	1,988,052	—	—
Goldman Sachs Strategic Income	109,815,434	11,830,281	11,276,741	1,507,430	(363,998)	111,512,406	11,460,679	—	—
Government Money Market	71,979,481	7,168,535	—	—	—	79,148,016	79,148,016	54,360	—
High Yield	153,937,713	13,587,684	3,390,000	8,944,294	756,043	173,835,734	17,702,213	—	—
Hotchkis & Wiley Large-Cap Value	78,306,346	28,701,806	10,450,000	5,994,374	1,605,938	104,158,464	3,856,293	—	—
International Growth	151,296,856	13,853,506	11,745,000	25,888,065	3,479,957	182,773,384	11,597,296	—	—
International Value	158,540,255	14,003,547	11,975,000	18,375,341	2,784,320	181,728,463	9,267,132	—	—
Jennison Large-Cap Growth	64,936,169	13,264,927	11,363,418	7,839,430	3,059,952	77,737,060	2,899,555	—	—
Loomis Sayles Large-Cap Growth	106,128,567	25,228,137	12,210,000	13,533,895	5,905,531	138,586,130	3,132,598	—	—
Lord Abbett Core Fixed Income	350,151,481	27,840,477	121,387,601	2,464,895	4,151,164	263,220,416	21,057,633	—	—
MFS Growth	82,964,952	13,337,188	30,951,191	(1,969,654)	14,230,460	77,611,755	3,657,481	—	—
MFS Large-Cap Value	110,799,232	18,141,846	14,150,000	6,592,689	3,779,217	125,162,984	6,700,374	—	—
Neuberger Berman/LSV Mid-Cap Value	7,533,929	1,106,361	765,000	236,525	243,808	8,355,623	257,175	—	—

B17

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases*	Proceeds from Sales*	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Parametric Emerging Markets Equity	$3,804,693	$335,800	$274,500	$554,162	$(11,562)	$4,408,593	484,461	$—	$—
Prudential Core Bond	960,773,440	94,323,725	176,944,337	19,008,537	14,611,265	911,772,630	75,728,624	—	—
QMA Emerging Markets Equity	2,158,326	31,440	2,402,648	218,530	(5,648)	—	—	—	—
QMA International Core Equity	74,779,553	6,654,528	5,950,000	10,607,112	446,080	86,537,273	7,383,726	—	—
QMA Large-Cap	369,818,816	32,270,030	73,723,704	1,584,754	26,359,297	356,309,193	21,686,500	—	—
Small-Cap Growth Opportunities	33,230,044	2,347,116	5,250,000	2,411,023	2,206,292	34,944,475	1,979,857	—	—
Small-Cap Growth	35,365,475	2,506,231	5,250,000	1,767,638	2,059,912	36,449,256	919,043	—	—
Small-Cap Value	41,224,509	5,440,880	10,450,000	(3,358,834)	3,981,386	36,837,941	1,377,634	—	—
T. Rowe Price Large-Cap Growth	53,231,645	40,341,045	7,370,000	9,197,490	3,606,443	99,006,623	3,291,444	—	—
T. Rowe Price Large-Cap Value	74,305,839	33,672,373	10,445,000	4,997,671	826,638	103,357,521	7,446,507	—	—
T. Rowe Price Natural Resources	2,861,038	15,539,711	17,760,774	(105,347)	(534,628)	—	—	—	—
Templeton Global Bond	1,415,052	—	—	39,380	—	1,454,432	131,266	—	—
WEDGE Capital Mid-Cap Value	7,304,344	1,112,183	765,000	402,361	331,375	8,385,263	351,878	—	—
Wellington Management Global Bond	553,805,855	238,472,909	53,805,000	5,510,235	1,581,465	745,565,464	71,073,924	—	—
Western Asset Core Plus Bond	652,909,108	62,254,788	128,765,086	13,657,620	16,284,904	616,341,334	48,915,979	—	—
Western Asset Emerging Markets Debt	61,069,322	—	33,656,126	1,494,034	1,060,295	29,967,525	2,707,094	—	—

	$6,033,036,255	$1,067,847,566	$1,014,194,203	$186,169,527	$160,233,349	$6,433,092,494		$54,360	$—

*	A portion of the amount represents merger activity of the underlying Portfolio during the reporting period.

Options written transactions, during the six months ended June 30, 2017, were as follows:

	Advanced Strategies		BlackRock Global Strategies
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	42,216,000	$3,895,861	5,452,500	$54,422
Written options	757,498,650	5,017,897	8,413,350	139,935
Expired options	(114,095,400)	(2,051,562)	(70,600)	(40,148)
Closed options	(28,337,150)	(3,023,218)	(10,087,250)	(123,463)

Balance at end of period	657,282,100	$3,838,978	3,708,000	$30,746

	BlackRock/Loomis Sayles		BlackRock Low Duration Bond
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	516,976	$365,576	275,000	$85,539
Written options	143,283,390	2,763,873	261,200,000	824,360

B18

	BlackRock/Loomis Sayles		BlackRock Low Duration Bond
	Notional Amount	Premium	Notional Amount	Premium
Expired options	(18,029,999)	$(1,565,122)	(275,000)	$(85,539)
Closed options	(57,987,470)	(1,157,931)	—	—

Balance at end of period	67,782,897	$406,396	261,200,000	$824,360

	Prudential Growth Allocation		T. Rowe Price Asset Allocation
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	1,813,030,000	5,118,234	110,000	26,950
Expired options	(25,300,000)	(22,499)	—	—
Closed options	(138,000,000)	(174,469)	—	—

Balance at end of period	1,649,730,000	$4,921,266	110,000	$26,950

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The following Portfolios utilized the SCA during the six months ended June 30, 2017. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2017
BlackRock Low Duration Bond	$109,000	2.10%	1	$109,000	$—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2017, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New

B19

Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	Reorganization

On November 17, 2016, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the AST Defensive Asset Allocation Portfolio and AST Schroders Global Tactical Portfolio (the “Merged Portfolios”) for shares of AST Preservation Asset Allocation Portfolio and AST Prudential Growth Allocation Portfolio (the “Acquiring Portfolios) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved each Plan at a meeting on February 16, 2017 and each reorganization took place on April 28, 2017.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investments Cost
AST Defensive Asset Allocation Portfolio	$489,833,558	$464,478,919
AST Schroders Global Tactical Portfolio	7,481,856,697	7,237,165,219

The purpose of the transactions was to combine two portfolios for each merger with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Defensive Asset Allocation Portfolio	44,352,725	AST Preservation Asset Allocation Portfolio	32,096,143	$489,790,149
AST Schroders Global Tactical Portfolio	456,363,075	AST Prudential Growth Allocation Portfolio	495,971,032	7,479,269,216

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST Defensive Asset Allocation Portfolio	$489,790,149	$25,354,639	AST Preservation Asset Allocation Portfolio	$6,593,423,020
AST Schroders Global Tactical Portfolio	7,479,269,216	244,691,478	AST Prudential Growth Allocation Portfolio	12,085,908,092

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s results of operations for the six months ended June 30, 2017 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
AST Preservation Asset Allocation Portfolio	$(2,510,104)	$353,097,491	$350,587,387
AST Prudential Growth Allocation Portfolio	129,560,963	1,068,232,159	1,197,793,122

(a)	Net investment income (loss) as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus Net investment income (loss) from the Merged Portfolios pre-merger as follows: AST Defensive Asset Allocation Portfolio $(173,246) and AST Schroders Global Tactical Portfolio $21,615,234.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments

B20

from the Merged Portfolios pre-merger as follows: AST Defensive Asset Allocation Portfolio $12,896,083 and AST Schroders Global Tactical Portfolio $310,272,879.

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

11.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B21

Financial Highlights

(unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013(c)	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.13		$15.05		$14.94	$14.08	$12.08	$10.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.26		0.19	0.18	0.14	0.18
Net realized and unrealized gain (loss) on investments	1.18		0.81		(0.08)	0.68	1.86	1.28

Total from investment operations	1.33		1.07		0.11	0.86	2.00	1.46

Less Distributions:	—		—		—	—	—	(0.22)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$17.46		$16.13		$15.05	$14.94	$14.08	$12.08

Total Return(a)	8.25%		7.18	%(e)	0.74%	6.11%	16.56%	13.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,923.3		$8,475.4		$8,472.7	$8,895.8	$8,426.2	$6,350.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(f)	0.88%		0.88%	0.89%	0.90%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.91	%(f)	0.91%		0.92%	0.92%	0.93%	0.98%
Net investment income (loss)	1.79	%(f)	1.68%		1.28%	1.25%	1.10%	1.54%
Portfolio turnover rate	97	%(g)	207%		138%	140%	148%	172%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.11%.

(f)	Annualized.

(g)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.70		$14.77	$14.70	$13.80	$11.73	$10.91

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.02)	(0.02)	(0.02)	(0.02)	0.11
Net realized and unrealized gain on investments	1.13		0.95	0.09	0.92	2.09	1.21

Total from investment operations	1.13		0.93	0.07	0.90	2.07	1.32

Less Distributions:	—		—	—	—	—	(0.50)

Net Asset Value, end of period	$16.83		$15.70	$14.77	$14.70	$13.80	$11.73

Total Return(a)	7.20%		6.30%	0.48%	6.52%	17.65%	12.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,057.6		$10,593.7	$10,497.4	$11,009.6	$10,590.7	$8,712.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.15	%(e)	0.16%	0.16%	0.16%	0.16%	0.15%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	(0.06	)%(e)	(0.10)%	(0.14)%	(0.14)%	(0.15)%	1.06%
Portfolio turnover rate	9	%(f)	18%	25%	16%	47%	38%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $(0.005) per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.45		$11.64		$12.00	$11.45	$10.32	$9.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.17		0.13	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.70		0.64		(0.49)	0.43	1.04	1.00

Total from investment operations	0.80		0.81		(0.36)	0.55	1.13	1.10

Less Distributions:	—		—		—	—	—	(0.05)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$13.25		$12.45		$11.64	$12.00	$11.45	$10.32

Total Return(a)	6.43%		6.96	%(f)	(3.00)%	4.80%	10.95%	11.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,395.9		$2,277.0		$2,221.5	$2,325.9	$2,207.7	$1,772.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(g)	1.12	%(h)	1.10%	1.11%	1.10%	1.10%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(g)	1.12	%(h)	1.10%	1.11%	1.11%	1.13%
Net investment income (loss)	1.59	%(g)	1.42%		1.05%	1.01%	0.98%	1.26%
Portfolio turnover rate	116	%(i)	280%		253%	266%	380%	550%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	The expense ratio includes interest expense on short sales of 0.01% for the year ended December 31, 2016.

(i)	Not annualized.

	AST BlackRock/Loomis Sayles Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017		2016		2015		2014	2013	2012
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$13.07		$12.54		$12.81		$12.29	$12.52	$11.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.31		0.31		0.22	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.21		0.22		(0.58)		0.30	(0.41)	0.84

Total from investment operations	0.37		0.53		(0.27)		0.52	(0.23)	1.09

Less Distributions:	—		—		—		—	—	(0.48)

Net Asset Value, end of period	$13.44		$13.07		$12.54		$12.81	$12.29	$12.52

Total Return(a)	2.83%		4.23%		(2.11)%		4.23%	(1.84)%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,777.5		$3,635.4		$3,773.4		$4,050.1	$7,045.8	$8,159.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.77	%(d)(e)	0.73	%(e)	0.71	%(e)	0.73%	0.72%	0.73	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(d)(e)	0.77	%(e)	0.75	%(e)	0.73%	0.73%	0.77	%(f)
Net investment income (loss)	2.43	%(d)	2.34%		2.41%		1.75%	1.46%	2.06%
Portfolio turnover rate	185	%(g)	349%		570%		280%	348%	482%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense on short sales and reverse repurchase agreements of 0.07% for the period ended June 30, 2017, 0.03% and 0.01% for the years ended December 31, 2016 and 2015 respectively.

(f)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST BlackRock Low Duration Bond Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014(c)	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$10.39	$10.34	$10.35	$10.58	$10.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.13	0.09	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.04		0.04	(0.04)	(0.16)	(0.36)	0.38

Total from investment operations	0.13		0.17	0.05	(0.01)	(0.23)	0.48

Less Distributions:	—		—	—	—	—	(0.45)

Net Asset Value, end of period	$10.69		$10.56	$10.39	$10.34	$10.35	$10.58

Total Return(a)	1.23%		1.64%	0.48%	(0.10)%	(2.17)%	4.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$644.5		$643.5	$863.1	$918.7	$1,052.5	$1,178.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.73	%(d)	0.71%	0.74%	0.77%	0.76%	0.76%
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(d)	0.77%	0.77%	0.77%	0.76%	0.78%
Net investment income (loss)	1.72	%(d)	1.22%	0.87%	1.48%	1.09%	0.95%
Portfolio turnover rate	157	%(e)	355%	389%	278%	85%	297%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST FI Pyramis® Quantitative Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.75		$12.23		$12.11	$11.74	$10.23	$9.46

Income (Loss) From Investment Operations
Net investment income (loss)	0.11		0.17		0.16	0.20	0.18	0.22
Net realized and unrealized gain (loss) on investments	1.00		0.35		(0.04)	0.17	1.33	0.77

Total from investment operations	1.11		0.52		0.12	0.37	1.51	0.99

Less Distributions:	—		—		—	—	—	(0.22)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$13.86		$12.75		$12.23	$12.11	$11.74	$10.23

Total Return(a)	8.71%		4.25	%(f)	0.99%	3.15%	14.76%	10.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,099.2		$4,791.5		$4,819.7	$4,929.2	$5,030.0	$4,112.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(g)	0.87%		0.80%	0.82%	0.89%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(g)	0.94%		0.94%	0.94%	0.93%	0.97%
Net investment income (loss)	1.61	%(g)	1.34%		1.31%	1.45%	1.79%	2.23%
Portfolio turnover rate	82	%(h)	174%		125%	241%	69%	94%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014	2013(c)	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.70		$13.94	$13.92	$13.16	$12.05	$11.76

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.02)	(0.01)	(0.02)	0.17
Net realized and unrealized gain on investments	0.77		0.78	0.04	0.77	1.13	1.00

Total from investment operations	0.76		0.76	0.02	0.76	1.11	1.17

Less Distributions:	—		—	—	—	—	(0.88)

Net Asset Value, end of period	$15.46		$14.70	$13.94	$13.92	$13.16	$12.05

Total Return(a)	5.17%		5.45%	0.14%	5.78%	9.21%	10.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,058.6		$6,601.5	$6,781.4	$7,488.2	$7,669.2	$7,677.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.16%	0.15%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	(0.07	)%(d)	(0.11)%	(0.14)%	(0.15)%	(0.15)%	1.40%
Portfolio turnover rate	10	%(e)	17%	29%	19%	30%	26%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.29		$12.98		$13.06	$11.96	$10.22	$9.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.19		0.16	0.15	0.13	0.16
Net realized and unrealized gain (loss) on investments	0.86		1.12		(0.24)	0.95	1.61	1.02

Total from investment operations	0.97		1.31		(0.08)	1.10	1.74	1.18

Less Distributions:	—		—		—	—	—	(0.16)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$15.26		$14.29		$12.98	$13.06	$11.96	$10.22

Total Return(a)	6.79%		10.09	%(f)	(0.61)%	9.20%	17.03%	12.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19,715.2		$11,314.4		$10,796.4	$7,157.2	$6,379.5	$5,048.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.89	%(g)	0.90%		0.92%	0.92%	0.92%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.89	%(g)	0.91%		0.92%	0.93%	0.94%	0.97%
Net investment income (loss)	1.50	%(g)	1.41%		1.21%	1.28%	1.28%	1.86%
Portfolio turnover rate	91	%(h)	143%		211%	153%	288%	98%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.63		$12.05		$12.07	$11.49	$10.21	$9.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16		0.14	0.14	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.89		0.41		(0.16)	0.44	1.21	0.91

Total from investment operations	0.99		0.57		(0.02)	0.58	1.28	0.96

Less Distributions:	—		—		—	—	—	(0.35)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$13.62		$12.63		$12.05	$12.07	$11.49	$10.21

Total Return(a)	7.84%		4.81	%(e)	(0.17)%	5.05%	12.54%	10.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,399.0		$5,074.9		$5,229.6	$4,655.1	$4,457.3	$3,616.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(f)	1.02%		1.03%	1.00%	0.74%	0.21%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(f)	1.03%		1.03%	1.04%	0.82%	0.30%
Net investment income (loss)	1.59	%(f)	1.30%		1.15%	1.20%	0.73%	0.73%
Portfolio turnover rate	34	%(g)	41%		51%	34%	153%	96%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.73%.

(f)	Annualized.

(g)	Not annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)		2015(c)	2014	2013(c)	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.38		$23.60		$23.59	$22.28	$19.07	$17.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.41		0.36	0.36	0.33	0.33
Net realized and unrealized gain (loss) on investments	1.79		1.36		(0.35)	0.95	2.88	1.95

Total from investment operations	2.03		1.77		0.01	1.31	3.21	2.28

Less Distributions:	—		—		—	—	—	(0.42)

Capital Contributions(d)	—		0.01		—	—	—	—

Net Asset Value, end of period	$27.41		$25.38		$23.60	$23.59	$22.28	$19.07

Total Return(a)	8.00%		7.54	%(e)	0.04%	5.88%	16.83%	13.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15,023.0		$14,207.5		$13,822.8	$11,096.7	$10,345.8	$7,603.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(f)	0.87%		0.88%	0.87%	0.89%	0.93%
Expenses Before Waivers and/or Expense Reimbursement .	0.89	%(f)	0.89%		0.90%	0.91%	0.92%	0.97%
Net investment income (loss)	1.80	%(f)	1.68%		1.52%	1.61%	1.58%	1.77%
Portfolio turnover rate.	34	%(g)	95%		94%	66%	54%	51%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.50%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.017% of its management fee through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.001% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered that, prior to 2016, the Portfolio outperformed its Peer Universe median in four consecutive calendar years.

•	The Board accepted the Manager’s recommendation to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST BlackRock/Loomis Sayles Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five-, and ten-year periods, although it underperformed over the three-year period.

•	The Board noted that the Portfolio’s prior subadviser had been replaced by the two current subadvisers in January 2015, and that therefore most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•	The Board considered the most recent performance data provided by the Manager, which indicated that the Portfolio’s performance had improved following the subadviser changes, with the Portfolio outperforming its benchmark index and ranked in the second quartile of its Peer Universe for the one-year period ending December 31, 2016.

•	The Board noted that the Manager had contractually agreed to waive 0.035% of its investment management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.057% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Quantitative Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-year period, though it underperformed for the other periods.

•	The Board noted that in February 2014, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, most of the Portfolio’s longer-term performance history was not attributable to the current subadviser.

•	The Board noted that, since the current subadviser assumed management of the Portfolio in 2014 through the first quarter of 2017, the Portfolio had outperformed its custom benchmark index.

•	The Board also considered the Manager’s assertion that the Portfolio’s performance challenges were recent, and that the Portfolio had performed in the first quartile of its Peer Universe and outperformed its benchmark in 2015.

•	The Board concluded that it would be prudent to allow the current subadviser more time to continue to develop its performance record.

•	The Board also noted that it would continue to monitor the performance of the Portfolio.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor performance and to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index for the one- and five-year periods, though it underperformed its benchmark index over the three- and ten-year periods.

•	The Board noted that the Manager had agreed to contractually cap the Fund’s annual operating expenses at 0.16% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board accepted the Manager’s recommendation to continue the voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed for the ten-year period.

•	The Board noted that the Manager had agreed to contractually cap the Fund’s annual operating expenses at 0.91% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST RCM World Trends Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that in April 2013, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, the Portfolio’s performance prior to that time was not attributable to the Portfolio’s current subadviser.

•	The Board considered the Manager’s assertion that because the Portfolio has a lower equity allocation than most other funds in the Peer Universe, the Portfolio’s performance against its benchmark index was a more relevant measure of the Portfolio’s performance.

•	The Board noted information provided by the Manager, which indicated that, the Portfolio had outperformed its benchmark index since the current subadviser began managing the Portfolio through the first quarter of 2017.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•	The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.005% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

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Newark, NJ 07102-3714

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The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST New Discovery Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A120
	AST Capital Growth Asset Allocation Portfolio	A127
	AST ClearBridge Dividend Growth Portfolio	A131
	AST Goldman Sachs Multi-Asset Portfolio	A136
	AST J.P. Morgan Global Thematic Portfolio	A216
	AST J.P. Morgan Strategic Opportunities Portfolio	A288
	AST Legg Mason Diversified Growth Portfolio	A365
	AST New Discovery Asset Allocation Portfolio	A378
	AST T. Rowe Price Growth Opportunities Portfolio	A396
	Glossary	A428

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	7.2%
AST High Yield Portfolio	5.8%
AST Global Real Estate Portfolio	5.0%
AST International Growth Portfolio	5.0%
AST QMA US Equity Alpha Portfolio	3.2%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	2.9%
Apple, Inc.	2.2%
UnitedHealth Group, Inc.	1.9%
Wal-Mart Stores, Inc.	1.9%
eBay, Inc.	1.6%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	10.3%
AST QMA Large-Cap Portfolio	10.2%
AST International Growth Portfolio	5.4%
AST International Value Portfolio	5.3%
AST ClearBridge Dividend Growth Portfolio	4.9%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	2.9%
American Tower Corp.	2.5%
Blackstone Group LP (The)	2.4%
3M Co.	2.3%
United Parcel Service, Inc. (Class B Stock)	2.3%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)
Federal National Mortgage Assoc. 3.500%, TBA	2.9%
U.S. Treasury Notes 1.375%, 04/30/21	1.5%
U.S. Treasury Notes 2.250%, 11/15/25	1.4%
U.S. Treasury Notes 1.125%, 06/30/21	1.4%
Federal National Mortgage Assoc. 4.000%, TBA	1.3%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.750%, 01/31/18	1.1%
Apple, Inc.	0.9%
Alphabet, Inc. (Class C Stock)	0.9%
U.S. Treasury Bonds 6.750%, 08/15/26	0.8%
Microsoft Corp.	0.7%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Bonds 5.250%, 11/15/28	1.1%
Apple, Inc.	0.7%
U.S. Treasury Notes 0.750%, 01/31/18	0.7%
U.S. Treasury Notes 2.000%, 05/31/21	0.6%
UnitedHealth Group, Inc.	0.6%

AST Legg Mason Diversified Growth
Five Largest Holdings	(% of Net Assets	)
AST Western Asset Core Plus Bond Portfolio	12.3%
AST Western Asset Emerging Markets Debt Portfolio	2.4%
UnitedHealth Group, Inc.	0.7%
Apple, Inc.	0.7%
Western Digital Corp.	0.5%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.0%
Microsoft Corp.	1.6%
Bank of America Corp.	1.2%
UnitedHealth Group, Inc.	1.1%
Home Depot, Inc. (The)	1.0%

AST T. Rowe Price Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	1.3%
JPMorgan Chase & Co.	1.2%
Amazon.com, Inc.	1.2%
Philip Morris International, Inc.	0.9%
Apple, Inc.	0.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,061.80	1.43%	$7.31
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15
AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,080.70	0.73%	$3.77
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,083.90	0.91%	$4.70
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$1,081.30	0.83%	$4.28
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,064.20	0.95%	$4.86
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,082.60	1.06%	$5.47
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,059.80	1.12%	$5.72
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$1,073.50	1.07%	$5.50
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$1,077.60	0.98%	$5.05
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$1,111.20	1.03%	$5.39
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 85.8%
AFFILIATED MUTUAL FUNDS — 57.5%	Shares	Value
AST AQR Emerging Markets Equity Portfolio*	13,259,913	$151,428,207
AST BlackRock Low Duration Bond Portfolio*	69,159	739,305
AST BlackRock/Loomis Sayles Bond Portfolio*	1,879,748	25,263,807
AST ClearBridge Dividend Growth Portfolio*	2,685,763	43,240,792
AST Cohen & Steers Realty Portfolio*	15,070,558	168,639,543
AST Global Real Estate Portfolio*	24,158,767	286,281,384
AST Goldman Sachs Large-Cap Value Portfolio*	1,194,918	35,632,469
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,624,568	107,561,323
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	93,452,612
AST Goldman Sachs Strategic Income Portfolio*	917,127	8,923,649
AST Government Money Market Portfolio	246,888	246,888
AST High Yield Portfolio*	33,412,257	328,108,369
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,689,391	45,630,442
AST International Growth Portfolio*	17,871,824	281,659,942
AST International Value Portfolio*	20,777,170	407,440,299
AST Jennison Large-Cap Growth Portfolio*	806,615	21,625,336
AST Loomis Sayles Large-Cap Growth Portfolio*	815,200	36,064,454
AST Lord Abbett Core Fixed Income Portfolio*	5,768,466	72,105,829
AST MFS Growth Portfolio*	1,023,820	21,725,462
AST MFS Large-Cap Value Portfolio*	2,940,330	54,925,373
AST Neuberger Berman Long/Short Portfolio*	1,000,000	10,660,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,673,394	119,348,577
AST Parametric Emerging Markets Equity Portfolio*	8,214,875	74,755,363
AST Prudential Core Bond Portfolio*	6,852,935	82,509,342
AST QMA International Core Equity Portfolio*	13,947,611	163,466,000
AST QMA US Equity Alpha Portfolio*	6,736,573	180,338,048
AST Small-Cap Growth Opportunities Portfolio*	613,540	10,828,981
AST Small-Cap Growth Portfolio*	318,867	12,646,262
AST Small-Cap Value Portfolio*	3,997,972	106,905,759
AST T. Rowe Price Large-Cap Growth Portfolio*	824,489	24,800,635
AST T. Rowe Price Large-Cap Value Portfolio*	3,255,186	45,181,986
AST T. Rowe Price Natural Resources Portfolio*	2,133,909	43,574,418
AST WEDGE Capital Mid-Cap Value Portfolio*	5,304,576	126,408,040
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,740,000

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST Western Asset Core Plus Bond Portfolio*	4,543,838	$57,252,361

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,457,565,439)(w)		3,262,111,257

COMMON STOCKS — 8.5%
Aerospace & Defense — 0.1%
BWX Technologies, Inc.(u)	11,800	575,250
Curtiss-Wright Corp.(u)	500	45,890
Huntington Ingalls Industries, Inc.(u)	3,800	707,408
MTU Aero Engines AG (Germany)	1,730	244,427
Saab AB (Sweden) (Class B Stock)	3,655	180,639
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	12,800	741,632

		2,495,246

Air Freight & Logistics — 0.1%
bpost SA (Belgium)	4,680	113,033
FedEx Corp.	24,606	5,347,622
XPO Logistics, Inc.*(u)	10,000	646,300

		6,106,955

Airlines — 0.0%
ANA Holdings, Inc. (Japan)	68,000	236,775
Deutsche Lufthansa AG (Germany)	50,964	1,161,449
Japan Airlines Co. Ltd. (Japan)	8,600	266,391

		1,664,615

Auto Components — 0.0%
Adient PLC(u)	2,900	189,601
Brembo SpA (Italy)	10,775	157,886
Cooper-Standard Holdings, Inc.*(u)	1,300	131,131
Dana, Inc.(u)	7,100	158,543
Hella KGaA Hueck & Co. (Germany)	1,735	85,564
Lear Corp.(u)	3,800	539,904
NHK Spring Co. Ltd. (Japan)	11,900	125,640
Nokian Renkaat OYJ (Finland)	408	16,889
Sumitomo Rubber Industries Ltd. (Japan)	12,600	213,388
Tenneco, Inc.(u)	5,100	294,933
Toyoda Gosei Co. Ltd. (Japan)	600	14,377
Toyota Boshoku Corp. (Japan)(u)	3,200	60,278
Visteon Corp.*(u)	1,000	102,060

		2,090,194

Automobiles — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom)*(u)	54,486	575,622
Isuzu Motors Ltd. (Japan)	1,900	23,593
Peugeot SA (France)	39,960	796,391
Subaru Corp. (Japan)	700	23,736
Suzuki Motor Corp. (Japan)	3,800	181,024
Thor Industries, Inc.(u)	7,200	752,544

		2,352,910

Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	10,331	273,688
Alpha Bank AE (Greece)*	18,932	46,663
Aozora Bank Ltd. (Japan)	53,000	202,348
Banco Bilbao Vizcaya Argentaria SA (Spain)	43,446	361,904
Banco de Sabadell SA (Spain)	35,508	72,243

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Banco Santander SA (Spain)	100,543	$667,595
Bank of America Corp.(u)	21,800	528,868
Bank of Ireland (Ireland)*	187,011	49,162
Bankia SA (Spain)	7,689	37,190
Bankinter SA (Spain)	4,505	41,558
BNP Paribas SA (France)	7,086	510,142
CaixaBank SA (Spain)	17,788	85,034
Citizens Financial Group, Inc.(u)	14,500	517,360
Commerzbank AG (Germany)*	7,133	85,175
Credit Agricole SA (France)	7,069	113,870
Danske Bank A/S (Denmark)	7,318	281,546
DNB ASA (Norway)	2,265	38,561
Erste Group Bank AG (Austria)*	1,867	71,515
Eurobank Ergasias SA (Greece)*	26,801	29,967
Financial Institutions, Inc.(u)	3,500	104,300
First Interstate BancSystem, Inc. (Class A Stock)(u)	1,900	70,680
Gunma Bank Ltd. (The) (Japan)	3,200	19,270
ING Groep NV (Netherlands)	25,865	446,502
Intesa Sanpaolo SpA (Italy)	84,704	269,428
Intesa Sanpaolo SpA (Italy)	6,241	18,567
JPMorgan Chase & Co.(u)	8,000	731,200
Jyske Bank A/S (Denmark)	1,622	93,953
KBC Group NV (Belgium)	2,288	173,475
Kyushu Financial Group, Inc. (Japan)(u)	12,800	81,108
Mediobanca SpA (Italy)	77,314	764,871
Mizuho Financial Group, Inc. (Japan)	137,000	251,186
National Bank of Greece SA (Greece)*	112,149	42,678
Natixis SA (France)	6,278	42,142
Nordea Bank AB (Sweden)	14,022	178,590
Piraeus Bank SA (Greece)*	107,109	26,256
Popular, Inc. (Puerto Rico)(u)	5,000	208,550
Raiffeisen Bank International AG (Austria)*	783	19,764
Resona Holdings, Inc. (Japan)(u)	93,500	516,476
Shinsei Bank Ltd. (Japan)	26,000	45,546
Societe Generale SA (France)	5,117	275,938
Swedbank AB (Sweden) (Class A Stock)	4,811	117,417
UniCredit SpA (Italy)*	12,212	228,747
Unione di Banche Italiane SpA (Italy)	5,899	25,416
Yamaguchi Financial Group, Inc. (Japan)	11,000	133,232

		8,899,681

Beverages — 0.0%
Brown-Forman Corp. (Class B Stock)	391	19,003
Coca-Cola Bottlers Japan, Inc. (Japan)	4,700	136,091
Coca-Cola Co. (The)	7,423	332,922
Constellation Brands, Inc. (Class A Stock)	386	74,780
Davide Campari-Milano SpA (Italy)	18,940	133,900
Dr. Pepper Snapple Group, Inc.	391	35,624
Ito En Ltd. (Japan)	1,000	36,510
Kirin Holdings Co. Ltd. (Japan)	800	16,319
Molson Coors Brewing Co. (Class B Stock)	389	33,586
Monster Beverage Corp.*	810	40,241
National Beverage Corp.(u)	2,900	271,324
PepsiCo, Inc.	2,706	312,516

		1,442,816

Biotechnology — 0.1%
AbbVie, Inc.(u)	11,675	846,554

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Acorda Therapeutics, Inc.*(u)	7,200	$141,840
Alexion Pharmaceuticals, Inc.*(u)	4,916	598,130
Amgen, Inc.(u)	5,147	886,468
Biogen, Inc.*(u)	2,509	680,842
Bioverativ, Inc.*(u)	9,850	592,675
Celgene Corp.*(u)	6,862	891,168
Exelixis, Inc.*(u)	10,700	263,541
FibroGen, Inc.*(u)	3,600	116,280
Galapagos NV (Belgium)*	1,114	85,162
Genomic Health, Inc.*(u)	2,300	74,865
Gilead Sciences, Inc.(u)	7,549	534,318
Ionis Pharmaceuticals, Inc.*(u)	2,200	111,914
Regeneron Pharmaceuticals, Inc.*	47	23,084
Vanda Pharmaceuticals, Inc.*(u)	7,000	114,100
Vertex Pharmaceuticals, Inc.*(u)	4,635	597,312

		6,558,253

Building Products — 0.1%
American Woodmark Corp.*(u)	1,400	133,770
Armstrong World Industries, Inc.*(u)	2,100	96,600
Asahi Glass Co. Ltd. (Japan)	400	16,893
Cie de Saint-Gobain (France)	18,551	990,719
Continental Building Products, Inc.*(u)	4,800	111,840
dormakaba Holding AG (Switzerland)*	143	124,454
Geberit AG (Switzerland)(u)	808	377,304
Masco Corp.(u)	12,700	485,267
Owens Corning(u)	10,900	729,428
Patrick Industries, Inc.*(u)	3,150	229,478
Trex Co., Inc.*(u)	1,300	87,958
Universal Forest Products, Inc.(u)	1,600	139,696

		3,523,407

Capital Markets — 0.0%
BGC Partners, Inc. (Class A Stock)(u)	6,500	82,160
Deutsche Boerse AG (Germany)	5,036	531,954
Houlihan Lokey, Inc.(u)	1,700	59,330
INTL. FCStone, Inc.*(u)	2,200	83,072
Invesco Ltd.(u)	7,300	256,887
LPL Financial Holdings, Inc.(u)	6,300	267,498
Morningstar, Inc.(u)	1,100	86,174
Partners Group Holding AG (Switzerland)	82	50,915
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)^(f)(g)(u)	1,248,607	12,324
Piper Jaffray Cos.(u)	1,200	71,940
Raymond James Financial, Inc.(u)	7,900	633,738
TPT Acquisition, Inc.^(g)	2,050	—

		2,135,992

Chemicals — 0.1%
Air Water, Inc. (Japan)(u)	800	14,765
Asahi Kasei Corp. (Japan)(u)	27,000	291,284
Cabot Corp.(u)	8,300	443,469
Chemours Co. (The)(u)	19,300	731,856
Covestro AG (Germany), 144A	10,519	762,566
EMS-Chemie Holding AG (Switzerland)	20	14,768
Evonik Industries AG (Germany)	6,421	205,509
FutureFuel Corp.(u)	2,200	33,198
GCP Applied Technologies, Inc.*(u)	2,100	64,050

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Hitachi Chemical Co. Ltd. (Japan)(u)	9,800	$293,810
Huntsman Corp.(u)	8,400	217,056
Koninklijke DSM NV (Netherlands)	4,555	331,297
Koppers Holdings, Inc.*(u)	2,000	72,300
Kuraray Co. Ltd. (Japan)(u)	18,500	336,867
LANXESS AG (Germany)	621	47,097
LyondellBasell Industries NV (Class A Stock)(u)	2,600	219,414
Mitsubishi Chemical Holdings Corp. (Japan)(u)	3,800	31,661
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	12,700	269,740
Mitsui Chemicals, Inc. (Japan)(u)	6,000	31,952
Nippon Shokubai Co. Ltd. (Japan)(u)	300	19,378
Olin Corp.(u)	5,800	175,624
Shin-Etsu Chemical Co. Ltd. (Japan)	400	36,405
Sika AG (Switzerland)(u)	77	494,350
Solvay SA (Belgium)	3,167	425,048
Teijin Ltd. (Japan)(u)	5,300	102,275
Tosoh Corp. (Japan)(u)	27,000	278,268
Trinseo SA(u)	7,500	515,250
Umicore SA (Belgium)	5,741	399,351

		6,858,608

Commercial Services & Supplies — 0.1%
Advanced Disposal Services, Inc.*	210,844	4,792,484
Brink’s Co. (The)(u)	3,800	254,600
Deluxe Corp.(u)	2,700	186,894
Herman Miller, Inc.(u)	4,400	133,760
ISS A/S (Denmark)	8,534	335,225
Knoll, Inc.(u)	4,100	82,205
Park24 Co. Ltd. (Japan)	6,100	155,223
Pitney Bowes, Inc.(u)	3,200	48,320
Quad/Graphics, Inc.(u)	2,700	61,884
Securitas AB (Sweden) (Class B Stock)	13,850	233,601
Steelcase, Inc. (Class A Stock)(u)	9,400	131,600
Toppan Printing Co. Ltd. (Japan)	13,000	142,948

		6,558,744

Communications Equipment — 0.0%
CommScope Holding Co., Inc.*(u)	14,700	559,041
F5 Networks, Inc.*(u)	4,700	597,182
Juniper Networks, Inc.(u)	19,400	540,872
NETGEAR, Inc.*(u)	1,400	60,340
Plantronics, Inc.(u)	4,500	235,395
ShoreTel, Inc.*(u)	8,800	51,040

		2,043,870

Construction & Engineering — 0.6%
Argan, Inc.(u)	2,600	156,000
Bouygues SA (France)	8,688	366,028
Comfort Systems USA, Inc.(u)	1,100	40,810
Eiffage SA (France)	122,780	11,153,483
EMCOR Group, Inc.(u)	8,300	542,654
Ferrovial SA (Spain)	393,546	8,741,927
FLSmidth & Co. A/S (Denmark)	234	14,786
HOCHTIEF AG (Germany)	1,329	243,977
Kajima Corp. (Japan)(u)	51,000	431,033
KBR, Inc.(u)	17,200	261,784

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.*(u)	7,700	$347,655
NCC AB (Sweden) (Class B Stock)	5,280	148,725
Obayashi Corp. (Japan)(u)	29,600	348,751
Shimizu Corp. (Japan)(u)	32,000	340,020
Skanska AB (Sweden) (Class B Stock)(u)	15,182	360,511
Taisei Corp. (Japan)	35,000	320,129
Vinci SA (France)	115,512	9,853,366

		33,671,639

Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)	1,628	40,594
CRH PLC (Ireland)	10,502	372,227
Eagle Materials, Inc.	1,900	175,598
HeidelbergCement AG (Germany)	2,295	222,475
Taiheiyo Cement Corp. (Japan)	4,000	14,628

		825,522

Consumer Finance — 0.1%
Capital One Financial Corp.	6,566	542,483
Discover Financial Services	8,595	534,523
Hitachi Capital Corp. (Japan)	600	14,468
Navient Corp.(u)	28,700	477,855
Nelnet, Inc. (Class A Stock)(u)	14,400	676,944
Synchrony Financial	17,989	536,432

		2,782,705

Containers & Packaging — 0.0%
BillerudKorsnas AB (Sweden)	7,903	124,900
Crown Holdings, Inc.*(u)	3,900	232,674
Greif, Inc. (Class A Stock)(u)	5,700	317,946
Huhtamaki OYJ (Finland)	615	24,219
Owens-Illinois, Inc.*(u)	17,500	418,600
Packaging Corp. of America(u)	3,400	378,726
Toyo Seikan Group Holdings Ltd. (Japan)	3,200	54,172
WestRock Co.(u)	2,200	124,652

		1,675,889

Distributors — 0.0%
LKQ Corp.*(u)	16,800	553,560
Pool Corp.(u)	800	94,056

		647,616

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	796,217	2,389
Grand Canyon Education, Inc.*(u)	2,800	219,548

		221,937

Diversified Financial Services — 0.0%
Leucadia National Corp.(u)	15,700	410,712
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	31,300	171,729
ORIX Corp. (Japan)(u)	18,400	286,301

		868,742

Diversified Telecommunication Services — 0.0%
AT&T, Inc.	11,312	426,802
CenturyLink, Inc.	1,045	24,955
Frontier Communications Corp.	2,286	2,652
Level 3 Communications, Inc.*	465	27,575

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)(u)	1,600	$75,527
Proximus SADP (Belgium)	7,095	248,321
TDC A/S (Denmark)	56,012	325,732
Verizon Communications, Inc.(u)	15,459	690,399

		1,821,963

Electric Utilities — 1.2%
Alliant Energy Corp.	423	16,992
Alupar Investimento SA (Brazil), UTS	136,581	737,139
Alupar Investimento SA (Brazil), UTS, 144A(g)	298,196	1,609,389
American Electric Power Co., Inc.	80,577	5,597,684
Chubu Electric Power Co., Inc. (Japan)	1,100	14,629
Duke Energy Corp.	1,276	106,661
Edison International	85,657	6,697,521
EDP — Energias de Portugal SA (Portugal)	3,837	12,552
Enel SpA (Italy)(u)	1,364,579	7,318,931
Entergy Corp.	392	30,094
Eversource Energy	620	37,640
Exelon Corp.(u)	133,859	4,828,294
FirstEnergy Corp.(u)	19,828	578,184
Fortis, Inc. (Canada)	132,983	4,674,093
Great Plains Energy, Inc.	100,855	2,953,034
Iberdrola SA (Spain)	764,521	6,058,400
NextEra Energy, Inc.	76,077	10,660,670
OGE Energy Corp.(u)	1,200	41,748
PG&E Corp.	161,408	10,712,649
Pinnacle West Capital Corp.	343	29,210
Power Grid Corp. of India Ltd. (India)	1,140,398	3,713,353
PPL Corp.(u)	18,270	706,318
Southern Co. (The)	1,878	89,919
Terna Rete Elettrica Nazionale SpA (Italy)	6,789	36,668
Xcel Energy, Inc.	885	40,604

		67,302,376

Electrical Equipment — 0.0%
ABB Ltd. (Switzerland)(u)	12,361	306,814
EnerSys(u)	2,300	166,635
Fuji Electric Co. Ltd. (Japan)	10,000	52,893
Philips Lighting NV (Netherlands), 144A	837	30,917
Regal Beloit Corp.(u)	3,300	269,115
Vestas Wind Systems A/S (Denmark)	5,672	523,908

		1,350,282

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	4,000	312,800
Arrow Electronics, Inc.*(u)	4,400	345,048
Avnet, Inc.(u)	4,000	155,520
CDW Corp.(u)	10,300	644,059
Gerber Scientific Escrow Shares^(g)(u)	101,412	—
Hitachi High-Technologies Corp. (Japan)	8,700	338,804
Hitachi Ltd. (Japan)	4,000	24,663
Insight Enterprises, Inc.*(u)	2,500	99,975
IPG Photonics Corp.*(u)	3,500	507,850
Itron, Inc.*(u)	4,600	311,650
Jabil, Inc.(u)	12,100	353,199
KEMET Corp.*	2,800	35,840
Keyence Corp. (Japan)	400	176,091

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kyocera Corp. (Japan)	400	$23,248
Omron Corp. (Japan)	400	17,412
Sanmina Corp.*(u)	4,600	175,260
ScanSource, Inc.*(u)	1,800	72,540
SYNNEX Corp.(u)	2,900	347,884
Tech Data Corp.*(u)	1,000	101,000
Vishay Intertechnology, Inc.(u)	7,700	127,820
Yokogawa Electric Corp. (Japan)	6,900	111,044

		4,281,707

Energy Equipment & Services — 0.0%
Atwood Oceanics, Inc.*(u)	8,900	72,535
Ensco PLC (Class A Stock)(u)	52,000	268,320
McDermott International, Inc.*(u)	32,500	233,025
Nabors Industries Ltd.(u)	26,700	217,338
Subsea 7 SA (United Kingdom)	16,676	224,850
Unit Corp.*(u)	7,100	132,983

		1,149,051

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust, Inc.(u)	4,400	173,316
American Homes 4 Rent (Class A Stock)(u)	6,000	135,420
American Tower Corp.(u)	53,311	7,054,112
Ashford Hospitality Trust, Inc.(u)	9,900	60,192
Brixmor Property Group, Inc.(u)	25,100	448,788
CoreCivic, Inc.(u)	16,500	455,070
Equinix, Inc.	7,241	3,107,548
Equity Commonwealth*(u)	2,500	79,000
Forest City Realty Trust, Inc. (Class A Stock)(u)	16,400	396,388
Franklin Street Properties Corp.(u)	16,800	186,144
GEO Group, Inc. (The)(u)	24,450	722,987
Hospitality Properties Trust(u)	8,800	256,520
Lexington Realty Trust(u)	17,400	172,434
Outfront Media, Inc.(u)	8,300	191,896
Paramount Group, Inc.(u)	3,700	59,200
Park Hotels & Resorts, Inc.(u)	16,100	434,056
Ramco-Gershenson Properties Trust(u)	8,700	112,230
Retail Properties of America, Inc. (Class A Stock)(u)	2,800	34,188
Ryman Hospitality Properties, Inc.(u)	2,500	160,025
SBA Communications Corp.*(u)	47,859	6,456,179
Spirit Realty Capital, Inc.(u)	76,200	564,642
Summit Hotel Properties, Inc.	2,900	54,085
VEREIT, Inc.(u)	70,300	572,242
Washington Prime Group, Inc.(u)	5,700	47,709
WP Carey, Inc.(u)	3,200	211,232
Xenia Hotels & Resorts, Inc.(u)	4,600	89,102

		22,234,705

Food & Staples Retailing — 0.0%
Colruyt SA (Belgium)	1,121	59,042
Cosmos Pharmaceutical Corp. (Japan)	300	58,447
Costco Wholesale Corp.	826	132,102
CVS Health Corp.	1,914	154,000
Kesko OYJ (Finland) (Class B Stock)	2,924	148,738
Kroger Co. (The)	1,576	36,752
Matsumotokiyoshi Holdings Co. Ltd. (Japan)(u)	2,600	148,107

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
METRO AG (Germany)	4,406	$148,844
Sysco Corp.	871	43,837
Tsuruha Holdings, Inc. (Japan)	1,100	116,890
Walgreens Boots Alliance, Inc.	1,504	117,778
Wal-Mart Stores, Inc.(u)	3,954	299,239
Welcia Holdings Co. Ltd. (Japan)	3,600	133,276
Whole Foods Market, Inc.	469	19,750

		1,616,802

Food Products — 0.1%
Archer-Daniels-Midland Co.	1,057	43,739
Aryzta AG (Switzerland)*(u)	405	13,357
Barry Callebaut AG (Switzerland)*	50	68,826
Blue Buffalo Pet Products, Inc.*(u)	9,700	221,257
Campbell Soup Co.	403	21,016
Conagra Brands, Inc.(u)	14,418	515,588
Ezaki Glico Co. Ltd. (Japan)(u)	2,000	107,687
General Mills, Inc.	1,065	59,001
Hershey Co. (The)	361	38,761
Hormel Foods Corp.	442	15,077
Ingredion, Inc.(u)	300	35,763
J.M. Smucker Co. (The)	347	41,061
Kellogg Co.	435	30,215
Kewpie Corp. (Japan)(u)	9,700	254,718
Kraft Heinz Co. (The)	1,067	91,378
Lamb Weston Holdings, Inc.(u)	2,666	117,411
Leroy Seafood Group ASA (Norway)	29,140	158,251
Marine Harvest ASA (Norway)*	30,626	523,987
McCormick & Co., Inc.	344	33,543
Mondelez International, Inc. (Class A Stock)	2,774	119,809
NH Foods Ltd. (Japan)(u)	18,000	547,562
Nisshin Seifun Group, Inc. (Japan)(u)	4,400	72,334
Pilgrim’s Pride Corp.*(u)	12,900	282,768
Salmar ASA (Norway)	4,032	99,942
Sanderson Farms, Inc.(u)	6,400	740,160
Seaboard Corp.(u)	30	119,850
Suedzucker AG (Germany)	7,156	149,399
Toyo Suisan Kaisha Ltd. (Japan)(u)	5,500	211,016
Tyson Foods, Inc. (Class A Stock)(u)	10,461	655,172
Yamazaki Baking Co. Ltd. (Japan)(u)	3,900	77,754

		5,466,402

Gas Utilities — 0.3%
Atmos Energy Corp.(u)	47,488	3,939,130
Infraestructura Energetica Nova SAB de CV (Mexico)	1,039,619	5,541,007
Infraestructura Energetica Nova SAB de CV (Mexico), 144A(g)	77,268	411,826
Italgas SpA (Italy)	709,328	3,577,248
Osaka Gas Co. Ltd. (Japan)	22,000	90,087
Southwest Gas Holdings, Inc.(u)	700	51,142
UGI Corp.(u)	15,600	755,196

		14,365,636

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	3,154	153,316
ABIOMED, Inc.*(u)	2,000	286,600
Atrion Corp.(u)	300	192,990
Baxter International, Inc.(u)	12,664	766,679

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	411	$80,190
Boston Scientific Corp.*	2,677	74,206
C.R. Bard, Inc.	50	15,806
Cantel Medical Corp.(u)	1,400	109,074
Cooper Cos., Inc. (The)	32	7,661
Danaher Corp.	1,076	90,804
DENTSPLY SIRONA, Inc.	416	26,973
DiaSorin SpA (Italy)	815	62,650
Edwards Lifesciences Corp.*(u)	7,114	841,159
GN Store Nord A/S (Denmark)	8,128	237,329
Hill-Rom Holdings, Inc.(u)	5,300	421,933
Hologic, Inc.*(u)	16,556	751,311
IDEXX Laboratories, Inc.*(u)	4,660	752,217
Intuitive Surgical, Inc.*	25	23,384
Masimo Corp.*(u)	5,900	537,962
Medtronic PLC	2,387	211,846
Rotech Healthcare, Inc.^(g)	5,517	—
Straumann Holding AG (Switzerland)	368	209,565
Stryker Corp.	474	65,782
Varian Medical Systems, Inc.*	61	6,295
West Pharmaceutical Services, Inc.(u)	2,000	189,040
Zimmer Biomet Holdings, Inc.	403	51,745

		6,166,517

Health Care Providers & Services — 0.1%
Aetna, Inc.	633	96,108
Alfresa Holdings Corp. (Japan)	4,000	77,332
AmerisourceBergen Corp.	384	36,300
Anthem, Inc.(u)	3,341	628,542
Cardinal Health, Inc.	617	48,077
Centene Corp.*(u)	5,084	406,110
Cigna Corp.	444	74,321
DaVita, Inc.*	376	24,350
Envision Healthcare Corp.*	348	21,809
Express Scripts Holding Co.*(u)	9,077	579,476
HCA Healthcare, Inc.*(u)	1,164	101,501
Henry Schein, Inc.*	53	9,700
Humana, Inc.	367	88,308
Laboratory Corp. of America Holdings*	68	10,482
LifePoint Health, Inc.*(u)	1,000	67,150
Magellan Health, Inc.*(u)	2,500	182,250
McKesson Corp.	409	67,297
Medipal Holdings Corp. (Japan)	5,600	103,836
Miraca Holdings, Inc. (Japan)	400	18,016
National HealthCare Corp.(u)	500	35,070
Patterson Cos., Inc.	53	2,488
Quest Diagnostics, Inc.	362	40,240
Suzuken Co. Ltd. (Japan)	1,500	49,932
UnitedHealth Group, Inc.(u)	5,271	977,349
Universal Health Services, Inc. (Class B Stock)	57	6,959
WellCare Health Plans, Inc.*(u)	4,500	808,020

		4,561,023

Health Care Technology — 0.0%
Cerner Corp.*(u)	11,467	762,211
Cotiviti Holdings, Inc.*(u)	1,300	48,282
HMS Holdings Corp.*(u)	4,000	74,000

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc. (Class A Stock)*(u)	10,800	$662,148

		1,546,641

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	11,077	519,614
Aramark(u)	6,100	249,978
Autogrill SpA (Italy)	10,308	124,944
Biglari Holdings, Inc.*(u)	500	199,870
BJ’s Restaurants, Inc.*(u)	2,100	78,225
Bloomin’ Brands, Inc.(u)	18,600	394,878
Choice Hotels International, Inc.(u)	1,300	83,525
Denny’s Corp.*(u)	9,300	109,461
Extended Stay America, Inc., UTS(u)	27,900	540,144
Fiesta Restaurant Group, Inc.*(u)	3,900	80,535
Hilton Grand Vacations, Inc.*(u)	1,600	57,696
Hyatt Hotels Corp. (Class A Stock)*(u)	1,100	61,831
International Game Technology PLC(u)	3,500	64,050
McDonald’s Holdings Co. Japan Ltd. (Japan)	400	15,345
Norwegian Cruise Line Holdings Ltd.*(u)	2,500	135,725
Papa John’s International, Inc.(u)	4,000	287,040
Ruth’s Hospitality Group, Inc.(u)	6,700	145,725
Texas Roadhouse, Inc.(u)	8,200	417,790
Wendy’s Co. (The)(u)	4,900	75,999
Yum China Holdings, Inc.*(u)	16,500	650,595
Yum! Brands, Inc.(u)	2,200	162,272

		4,455,242

Household Durables — 0.1%
D.R. Horton, Inc.(u)	18,700	646,459
Electrolux AB (Sweden) (Class B Stock)	3,428	112,408
Haseko Corp. (Japan)(u)	15,600	189,967
Husqvarna AB (Sweden) (Class B Stock)	17,270	171,667
La-Z-Boy, Inc.(u)	13,900	451,750
NACCO Industries, Inc. (Class A Stock)(u)	1,400	99,190
Nikon Corp. (Japan)	1,100	17,632
NVR, Inc.*(u)	220	530,334
Sekisui Chemical Co. Ltd. (Japan)(u)	8,500	152,519
Taylor Morrison Home Corp. (Class A Stock)*(u)	8,900	213,689
Tempur Sealy International, Inc.*(u)	5,700	304,323

		2,889,938

Household Products — 0.0%
Church & Dwight Co., Inc.	442	22,931
Clorox Co. (The)(u)	2,357	314,047
Colgate-Palmolive Co.	1,528	113,271
Essity AB (Sweden) (Class B Stock)*	4,818	131,821
Kimberly-Clark Corp.(u)	1,680	216,905
Lion Corp. (Japan)(u)	27,000	560,031
Procter & Gamble Co. (The)	5,039	439,149
Unicharm Corp. (Japan)	1,500	37,764

		1,835,919

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.(u)	51,102	567,743
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,911,231	3,365,786
NRG Energy, Inc.(u)	29,975	516,170
NTPC Ltd. (India)	1,482,580	3,643,642

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Uniper SE (Germany)	22,247	$418,028

		8,511,369

Industrial Conglomerates — 0.0%
Carlisle Cos., Inc.(u)	400	38,160
Koninklijke Philips NV (Netherlands)	16,398	583,748
Rheinmetall AG (Germany)	2,973	282,982
Siemens AG (Germany)	3,782	520,230
		1,425,120
Insurance — 0.1%
Allstate Corp. (The)(u)	2,900	256,476
American Financial Group, Inc.(u)	8,100	804,897
American International Group, Inc.(u)	8,500	531,420
Assurant, Inc.(u)	2,500	259,225
Assured Guaranty Ltd.(u)	3,500	146,090
Baloise Holding AG (Switzerland)	779	120,667
Genworth Financial, Inc. (Class A Stock)*(u)	15,400	58,058
Hannover Rueck SE (Germany)	1,589	190,861
Hanover Insurance Group, Inc. (The)(u)	700	62,041
Helvetia Holding AG (Switzerland)	51	29,249
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	793	160,466
NN Group NV (Netherlands)	3,924	139,236
Old Republic International Corp.(u)	20,800	406,224
Poste Italiane SpA (Italy), 144A	46,801	320,915
Swiss Life Holding AG (Switzerland)*	143	48,373
Swiss Re AG (Switzerland)	7,943	727,919
Talanx AG (Germany)	2,628	98,303
Tryg A/S (Denmark)	919	20,098
Unum Group(u)	11,900	554,897
Zurich Insurance Group AG (Switzerland)	585	170,732

		5,106,147

Internet & Direct Marketing Retail — 0.0%
FTD Cos., Inc.*(u)	3,120	62,400
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	17,700	434,358
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	5,500	63,800
Nutrisystem, Inc.(u)	5,100	265,455
PetMed Express, Inc.(u)	2,400	97,440
Start Today Co. Ltd. (Japan)	2,200	54,218

		977,671

Internet Software & Services — 0.1%
Alphabet, Inc. (Class C Stock)*(u)	702	637,928
Blucora, Inc.*(u)	5,400	114,480
Cars.com, Inc.*(u)	5,200	138,476
CoStar Group, Inc.*(u)	2,100	553,560
DeNA Co. Ltd. (Japan)	6,100	137,100
Facebook, Inc. (Class A Stock)*(u)	2,600	392,548
Global Sources Ltd. (Hong Kong)*(u)	4,491	89,820
GrubHub, Inc.*	3,600	156,960
IAC/InterActiveCorp*(u)	400	41,296
Mixi, Inc. (Japan)	6,600	367,285

		2,629,453

IT Services — 0.1%
Aspire Holdings Ltd.^(g)	64,356	1

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Atos SE (France)	3,212	$450,679
Booz Allen Hamilton Holding Corp.(u)	13,200	429,528
CACI International, Inc. (Class A Stock)*(u)	1,600	200,080
Capgemini SE (France)	5,909	610,416
Cognizant Technology Solutions Corp. (Class A Stock)(u)	2,600	172,640
DST Systems, Inc.(u)	9,600	592,320
First Data Corp. (Class A Stock)*(u)	43,800	797,160
Fujitsu Ltd. (Japan)	73,000	539,927
Itochu Techno-Solutions Corp. (Japan)	6,400	224,431
Leidos Holdings, Inc.(u)	9,200	475,548
MAXIMUS, Inc.(u)	2,500	156,575
Otsuka Corp. (Japan)	1,000	62,204
Science Applications International Corp.(u)	2,600	180,492
Syntel, Inc.(u)	2,000	33,920
Total System Services, Inc.(u)	8,900	518,425
Travelport Worldwide Ltd.(u)	11,600	159,616
Wirecard AG (Germany)	346	22,069

		5,626,031

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	13,400	457,842
Sega Sammy Holdings, Inc. (Japan)(u)	25,000	337,055

		794,897

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	621	36,832
Bruker Corp.(u)	11,100	320,124
Charles River Laboratories International, Inc.*(u)	6,900	697,935
Illumina, Inc.*	368	63,855
Lonza Group AG (Switzerland)*	1,328	287,666
Mettler-Toledo International, Inc.*	18	10,594
PerkinElmer, Inc.	71	4,838
PRA Health Sciences, Inc.*(u)	4,600	345,046
Thermo Fisher Scientific, Inc.	799	139,402
Waters Corp.*	53	9,744

		1,916,036

Machinery — 0.1%
AGCO Corp.(u)	1,600	107,824
Amada Holdings Co. Ltd. (Japan)	6,100	70,759
Cargotec OYJ (Finland) (Class B Stock)	412	26,136
Colfax Corp.*(u)	5,700	224,409
Crane Co.(u)	3,400	269,892
Fortive Corp.(u)	8,400	532,140
Georg Fischer AG (Switzerland)	180	174,596
Global Brass & Copper Holdings, Inc.(u)	2,000	61,100
Harsco Corp.*	2,300	37,030
Hillenbrand, Inc.(u)	3,000	108,300
Hyster-Yale Materials Handling, Inc.(u)	2,000	140,500
IDEX Corp.(u)	1,200	135,612
KION Group AG (Germany)	1,119	85,595
Middleby Corp. (The)*(u)	700	85,057
Oshkosh Corp.(u)	7,100	489,048
SKF AB (Sweden) (Class B Stock)	7,501	152,318
Sumitomo Heavy Industries Ltd. (Japan)	22,000	145,984
Toro Co. (The)(u)	4,200	291,018
Trelleborg AB (Sweden) (Class B Stock)	860	19,637

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Wabash National Corp.(u)	11,100	$243,978
Wartsila OYJ Abp (Finland)	304	17,978

		3,418,911

Marine — 0.0%
Kuehne + Nagel International AG (Switzerland)	99	16,551
Matson, Inc.(u)	3,500	105,140

		121,691

Media — 0.0%
Cinemark Holdings, Inc.(u)	11,000	427,350
CyberAgent, Inc. (Japan)	1,100	34,162
Friendfinder Networks, Inc. (original cost $54,485; purchased 05/01/14)^(f)(g)	641	2,881
Hakuhodo DY Holdings, Inc. (Japan)	11,500	153,154
Mediaset Espana Comunicacion SA (Spain)	11,507	143,303
Mediaset SpA (Italy)*	42,692	168,195
Metropole Television SA (France)	1,502	34,921
Modern Times Group MTG AB (Sweden) (Class B Stock)	753	25,919
MSG Networks, Inc. (Class A Stock)*(u)	2,100	47,145
ProSiebenSat.1 Media SE (Germany)	5,536	232,233
Stroeer SE & Co. KGaA (Germany)	978	58,724
TEGNA, Inc.(u)	15,600	224,796
Television Francaise 1 (France)	4,536	63,414
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,200	21,285
Viacom, Inc. (Class B Stock)(u)	14,300	480,051

		2,117,533

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	1,020	46,022
Alamos Gold, Inc. (Canada) (Class A Stock)	1,391	9,987
Alcoa Corp.(u)	17,200	561,580
AngloGold Ashanti Ltd. (South Africa), ADR	2,100	20,412
APERAM SA (Luxembourg)	285	13,234
Asanko Gold, Inc. (Canada)*	1,092	1,671
Aurubis AG (Germany)	2,832	222,783
B2Gold Corp. (Canada)*	4,906	13,786
Barrick Gold Corp. (Canada)	5,256	83,623
Boliden AB (Sweden)	14,839	405,623
Centamin PLC (United Kingdom)	6,017	12,154
Centerra Gold, Inc. (Canada)	1,521	8,304
Cia de Minas Buenaventura SAA (Peru), ADR	1,400	16,100
Coeur Mining, Inc.*	946	8,117
Detour Gold Corp. (Canada)*	914	10,699
Eldorado Gold Corp. (Canada)	3,743	9,882
Endeavour Mining Corp. (Monaco)*	440	7,593
Evolution Mining Ltd. (Australia)	8,773	16,283
First Majestic Silver Corp. (Canada)*	854	7,097
Fortuna Silver Mines, Inc. (Canada)*	759	3,717
Franco-Nevada Corp. (Canada)	804	58,017
Freeport-McMoRan, Inc.*(u)	35,400	425,154
Gold Fields Ltd. (South Africa), ADR	4,300	14,964
Goldcorp, Inc. (Canada)	3,849	49,691
Guyana Goldfields, Inc. (Canada)*	894	4,191

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Harmony Gold Mining Co. Ltd. (South Africa), ADR	2,300	$3,795
Hecla Mining Co.	2,065	10,532
Hitachi Metals Ltd. (Japan)	5,000	69,762
IAMGOLD Corp. (Canada)*	2,354	12,147
Independence Group NL (Australia)	3,064	7,411
Kinross Gold Corp. (Canada)*	6,501	26,459
Kirkland Lake Gold Ltd. (Canada)	1,056	9,992
Klondex Mines Ltd. (Canada)*	925	3,117
McEwen Mining, Inc.	1,565	4,116
New Gold, Inc. (Canada)*	2,683	8,532
Newcrest Mining Ltd. (Australia)	3,458	53,667
Newmont Mining Corp.	2,396	77,606
Northern Star Resources Ltd. (Australia)	3,137	11,477
OceanaGold Corp. (Australia)	3,193	9,627
Osisko Gold Royalties Ltd. (Canada)	545	6,660
Pan American Silver Corp. (Canada)	795	13,372
Randgold Resources Ltd. (United Kingdom), ADR	400	35,384
Regis Resources Ltd. (Australia)	2,617	7,616
Reliance Steel & Aluminum Co.(u)	3,300	240,273
Resolute Mining Ltd. (Australia)	3,849	3,530
Royal Gold, Inc.	341	26,656
Sandstorm Gold Ltd. (Canada)*	786	3,042
Saracen Mineral Holdings Ltd. (Australia)*	4,218	3,799
SEMAFO, Inc. (Canada)*	1,696	3,910
Sibanye Gold Ltd. (South Africa), ADR	2,742	12,695
Silver Standard Resources, Inc. (Canada)*	624	6,059
Southern Copper Corp. (Peru)(u)	4,400	152,372
St. Barbara Ltd. (Australia)*	2,598	5,821
Steel Dynamics, Inc.(u)	21,300	762,753
Tahoe Resources, Inc.	1,624	13,999
Torex Gold Resources, Inc. (Canada)*	415	7,914
Wheaton Precious Metals Corp. (Canada)	1,960	38,984
Worthington Industries, Inc.(u)	9,600	482,112
Yamana Gold, Inc. (Canada)	5,259	12,779
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	4,500	3,683
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	30,000	9,914

		4,192,251

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	4,400	80,520
Chimera Investment Corp.(u)	7,260	135,254
Invesco Mortgage Capital, Inc.(u)	31,200	521,352
Two Harbors Investment Corp.(u)	4,600	45,586

		782,712

Multiline Retail — 0.0%
Izumi Co. Ltd. (Japan)	800	45,489
Macy’s, Inc.(u)	17,800	413,672
Ryohin Keikaku Co. Ltd. (Japan)	200	50,056
Takashimaya Co. Ltd. (Japan)	6,000	57,240

		566,457

Multi-Utilities — 0.2%
A2A SpA (Italy)	198,176	329,518
Ameren Corp.	436	23,836

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
CenterPoint Energy, Inc.(u)	6,430	$176,053
CMS Energy Corp.	455	21,044
Consolidated Edison, Inc.	475	38,390
Dominion Energy, Inc.	1,095	83,910
DTE Energy Co.(u)	2,989	316,206
Hera SpA (Italy)	25,874	79,103
MDU Resources Group, Inc.(u)	11,100	290,820
NiSource, Inc.	626	15,875
Public Service Enterprise Group, Inc.(u)	4,881	209,932
SCANA Corp.	371	24,861
Sempra Energy	40,334	4,547,659
Veolia Environnement SA (France)	143,058	3,026,624
WEC Energy Group, Inc.	481	29,524

		9,213,355

Oil, Gas & Consumable Fuels — 1.1%
Blue Ridge Mountain Resources, Inc.*(g)	19,154	171,428
Cabot Oil & Gas Corp.(u)	21,800	546,744
Cheniere Energy Partners LP Holdings LLC	180,543	4,852,996
Cheniere Energy, Inc.*	106,415	5,183,475
Chevron Corp.(u)	5,200	542,516
Cimarex Energy Co.(u)	1,900	178,619
CVR Energy, Inc.(u)	1,800	39,168
Devon Energy Corp.(u)	16,000	511,520
Enbridge, Inc. (Canada) (TSX)	79,736	3,176,405
Energen Corp.*(u)	3,800	187,606
Energy Transfer Partners LP, MLP	162,448	3,312,315
Frontera Energy Corp. (Colombia)*	12,594	332,622
Galp Energia SGPS SA (Portugal)	5,902	89,438
Idemitsu Kosan Co. Ltd. (Japan)	10,200	290,177
Inpex Corp. (Japan)	28,000	270,353
JXTG Holdings, Inc. (Japan)	48,300	211,337
Kinder Morgan, Inc.	371,358	7,115,219
Laredo Petroleum, Inc.*(u)	10,100	106,252
Marathon Petroleum Corp.(u)	2,900	151,757
Neste OYJ (Finland)	14,436	569,660
Newfield Exploration Co.*(u)	16,100	458,206
Noble Energy, Inc.(u)	8,000	226,400
ONEOK, Inc.(u)	11,000	573,760
Pembina Pipeline Corp. (Canada)(a)	231,205	7,657,510
QEP Resources, Inc.*(u)	29,600	298,960
Quicksilver Resources, Inc., Physical Shares (original cost $0; purchased 10/28/16)^(f)(g)	1,572	13,623
Sanchez Energy Corp.*	2,403	17,251
SM Energy Co.(u)	3,000	49,590
Targa Resources Corp.	71,695	3,240,613
Tesoro Corp.(u)	6,700	627,120
TransCanada Corp. (Canada) (XTSE)	192,373	9,170,650
Ultra Petroleum Corp.*	10,000	108,500
Valero Energy Corp.(u)	8,500	573,410
Williams Cos., Inc. (The)(u)	342,018	10,356,305
World Fuel Services Corp.(u)	7,100	272,995
WPX Energy, Inc.*(u)	19,500	188,370

		61,672,870

Paper & Forest Products — 0.0%
Boise Cascade Co.*	1,200	36,480
Holmen AB (Sweden) (Class B Stock)	1,681	72,960

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
Stora Enso OYJ (Finland) (Class R Stock)	30,912	$399,447
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	4,818	36,448
UPM-Kymmene OYJ (Finland)(u)	24,526	699,353

		1,244,688

Personal Products — 0.0%
Avon Products, Inc.*(u)	25,700	97,660
Coty, Inc. (Class A Stock)	881	16,528
Estee Lauder Cos., Inc. (The) (Class A Stock)	416	39,928
Kao Corp. (Japan)(u)	6,100	362,696
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,100	124,813
Pola Orbis Holdings, Inc. (Japan)	14,000	370,392
USANA Health Sciences, Inc.*(u)	900	57,690

		1,069,707

Pharmaceuticals — 0.1%
Allergan PLC(u)	1,184	287,818
Astellas Pharma, Inc. (Japan)(u)	37,900	464,529
Bayer AG (Germany)	548	71,027
Bristol-Myers Squibb Co.	2,993	166,770
Corcept Therapeutics, Inc.*	3,500	41,300
Daiichi Sankyo Co. Ltd. (Japan)(u)	12,200	287,956
Eli Lilly & Co.	1,867	153,654
Endo International PLC*	390	4,356
H. Lundbeck A/S (Denmark)	6,258	351,307
Hisamitsu Pharmaceutical Co., Inc. (Japan)	500	23,972
Johnson & Johnson	4,883	645,972
Kaken Pharmaceutical Co. Ltd. (Japan)(u)	300	16,381
Mallinckrodt PLC*(u)	9,870	442,275
Merck & Co., Inc.	5,071	325,000
Merck KGaA (Germany)	204	24,684
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	17,800	411,751
Mylan NV*	844	32,764
Orion OYJ (Finland) (Class B Stock)(u)	3,648	233,038
Otsuka Holdings Co. Ltd. (Japan)	4,200	179,320
Perrigo Co. PLC	366	27,640
Pfizer, Inc.	10,898	366,064
Recordati SpA (Italy)	7,013	284,392
Sawai Pharmaceutical Co. Ltd. (Japan)	2,900	162,871
Shionogi & Co. Ltd. (Japan)(u)	6,400	356,850
Sosei Group Corp. (Japan)	400	44,001
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	25,000	341,247
Supernus Pharmaceuticals, Inc.*(u)	3,700	159,470
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)(u)	800	60,956
UCB SA (Belgium)	580	39,890
Zoetis, Inc.(u)	11,378	709,760

		6,717,015

Professional Services — 0.1%
Adecco Group AG (Switzerland)*(u)	14,336	1,092,148
DKSH Holding AG (Switzerland)	1,152	93,660
ICF International, Inc.*(u)	1,600	75,360
Insperity, Inc.(u)	3,400	241,400
ManpowerGroup, Inc.(u)	800	89,320
Navigant Consulting, Inc.*(u)	4,000	79,040

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
On Assignment, Inc.*	700	$37,905
Persol Holdings Co. Ltd. (Japan)	8,800	165,336
Randstad Holding NV (Netherlands)	11,201	653,032
RELX NV (United Kingdom)	670	13,813
Resources Connection, Inc.(u)	1,900	26,030
Wolters Kluwer NV (Netherlands)	7,113	300,831

		2,867,875

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	17,000	618,800
Marcus & Millichap, Inc.*(u)	2,800	73,808

		692,608

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	600	97,990
CSX Corp.(u)	198,976	10,856,131
DSV A/S (Denmark)	4,050	248,768
Genesee & Wyoming, Inc. (Class A Stock)*	67,415	4,610,512
Jack Cooper Holdings Corp.^(g)	250	—
Landstar System, Inc.(u)	3,300	282,480
Nagoya Railroad Co. Ltd. (Japan)	19,000	88,656
Nippon Express Co. Ltd. (Japan)	69,000	432,987
Union Pacific Corp.	57,784	6,293,255
West Japan Railway Co. (Japan)	600	42,453

		22,953,232

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	8,100	523,989
Amkor Technology, Inc.*(u)	10,600	103,562
Applied Materials, Inc.(u)	17,700	731,187
ASM International NV (Netherlands)	4,479	260,471
ASML Holding NV (Netherlands)	1,663	216,777
Brooks Automation, Inc.	2,500	54,225
Cabot Microelectronics Corp.(u)	1,500	110,745
Cirrus Logic, Inc.*(u)	4,400	275,968
Dialog Semiconductor PLC (United Kingdom)*	6,716	286,944
Disco Corp. (Japan)(u)	900	144,352
Entegris, Inc.*(u)	11,100	243,645
Infineon Technologies AG (Germany)	14,035	298,112
Kulicke & Soffa Industries, Inc. (Singapore)*(u)	2,200	41,844
Lam Research Corp.	3,800	537,434
MKS Instruments, Inc.(u)	1,100	74,030
Monolithic Power Systems, Inc.(u)	1,800	173,520
ON Semiconductor Corp.*(u)	39,500	554,580
Power Integrations, Inc.(u)	1,600	116,640
Renesas Electronics Corp. (Japan)*	6,200	54,209
Semtech Corp.*(u)	4,200	150,150
STMicroelectronics NV (Switzerland)	55,988	806,471
Texas Instruments, Inc.(u)	8,100	623,133
Tokyo Electron Ltd. (Japan)	2,500	337,982
Ultra Clean Holdings, Inc.*(u)	7,400	138,750
Versum Materials, Inc.(u)	4,100	133,250

		6,991,970

Software — 0.2%
Activision Blizzard, Inc.(u)	10,100	581,457
Adobe Systems, Inc.*(u)	4,300	608,192
Aspen Technology, Inc.*(u)	6,000	331,560

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Atlassian Corp. PLC (Australia) (Class A Stock)*(u)	1,700	$59,806
Barracuda Networks, Inc.*(u)	5,100	117,606
Cadence Design Systems, Inc.*(u)	4,700	157,403
CDK Global, Inc.(u)	11,100	688,866
Electronic Arts, Inc.*(u)	6,900	729,468
Fortinet, Inc.*(u)	6,200	232,128
Gemalto NV (Netherlands)	1,759	105,500
GungHo Online Entertainment, Inc. (Japan)	31,100	80,089
Intuit, Inc.(u)	5,500	730,455
Konami Holdings Corp. (Japan)	4,800	267,195
Manhattan Associates, Inc.*(u)	9,700	466,182
MicroStrategy, Inc. (Class A Stock)*(u)	300	57,501
Nexon Co. Ltd. (Japan)*	700	13,885
Oracle Corp. (Japan)	2,900	188,638
Progress Software Corp.(u)	7,100	219,319
Red Hat, Inc.*(u)	2,200	210,650
SAP SE (Germany)	3,436	359,652
Software AG (Germany)	5,463	239,609
Square Enix Holdings Co. Ltd. (Japan)	8,300	272,007
SS&C Technologies Holdings, Inc.(u)	10,600	407,146
Synopsys, Inc.*(u)	10,200	743,886
Temenos Group AG (Switzerland)*(u)	3,785	338,618
Varonis Systems, Inc.*	1,100	40,920

		8,247,738

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	500	29,466
Asbury Automotive Group, Inc.*(u)	3,200	180,960
AutoNation, Inc.*(u)	2,900	122,264
Burlington Stores, Inc.*(u)	7,100	653,129
Dick’s Sporting Goods, Inc.(u)	9,100	362,453
Dufry AG (Switzerland)*	237	38,894
Express, Inc.*(u)	11,200	75,600
Francesca’s Holdings Corp.*(u)	9,500	103,930
GameStop Corp. (Class A Stock)(u)	6,700	144,787
Genesco, Inc.*(u)	800	27,120
Group 1 Automotive, Inc.(u)	900	56,988
Hikari Tsushin, Inc. (Japan)	1,900	200,176
Michaels Cos., Inc. (The)*(u)	14,300	264,836
Nitori Holdings Co. Ltd. (Japan)	2,300	307,886
Office Depot, Inc.(u)	25,500	143,820
Penske Automotive Group, Inc.(u)	4,200	184,422
Shimamura Co. Ltd. (Japan)(u)	2,400	294,221
Ulta Beauty, Inc.*(u)	2,200	632,148
Yamada Denki Co. Ltd. (Japan)(u)	53,900	267,993

		4,091,093

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	17,200	398,405
FUJIFILM Holdings Corp. (Japan)	4,200	151,441
HP, Inc.(u)	14,600	255,208
NCR Corp.*(u)	13,200	539,088
Seiko Epson Corp. (Japan)	7,800	174,037

		1,518,179

Textiles, Apparel & Luxury Goods — 0.0%
Carter’s, Inc.(u)	1,400	124,530
Cie Financiere Richemont SA (Switzerland)	566	46,836

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.*(u)	8,500	$507,195
Moncler SpA (Italy)	12,138	284,740
PVH Corp.(u)	3,000	343,500
Skechers U.S.A., Inc. (Class A Stock)*(u)	22,700	669,650
Wolverine World Wide, Inc.(u)	6,500	182,065

		2,158,516

Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.(u)	1,300	68,484
Walker & Dunlop, Inc.*(u)	2,100	102,543

		171,027

Tobacco — 0.0%
Altria Group, Inc.	3,463	257,890
Philip Morris International, Inc.	2,795	328,273
Reynolds American, Inc.	1,499	97,495
Swedish Match AB (Sweden)	5,243	184,715

		868,373

Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.(u)	2,000	118,100
BMC Stock Holdings, Inc.*(u)	4,100	89,585
Brenntag AG (Germany)	900	52,195
ITOCHU Corp. (Japan)(u)	20,200	300,756
Marubeni Corp. (Japan)	23,600	152,896
Mitsubishi Corp. (Japan)	6,000	126,126
Mitsui & Co. Ltd. (Japan)	3,500	50,105
MRC Global, Inc.*(u)	30,700	507,164
Rexel SA (France)	9,567	156,347
Sojitz Corp. (Japan)	96,800	238,291
Sumitomo Corp. (Japan)	15,100	196,907
Toyota Tsusho Corp. (Japan)	1,600	48,105
Univar, Inc.*(u)	1,300	37,960
WESCO International, Inc.*(u)	1,800	103,140

		2,177,677

Transportation Infrastructure — 1.3%
Aena SA (Spain), 144A	38,493	7,516,713
Aeroports de Paris (France)(a)	54,511	8,786,803
Atlantia SpA (Italy)	440,629	12,394,665
CCR SA (Brazil)	575,579	2,932,710
EcoRodovias Infraestrutura e Logistica SA (Brazil)	1,495,247	4,675,891
Flughafen Zurich AG (Switzerland)	32,095	7,882,540
Fraport AG Frankfurt Airport Services Worldwide (Germany)	40,065	3,545,463
Groupe Eurotunnel SE (France)	10,112	107,890
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	152,417	3,215,086
International Container Terminal Services, Inc. (Philippines)	1,719,248	3,330,215
Kamigumi Co. Ltd. (Japan)	14,000	147,166
Sydney Airport (Australia)	768,305	4,185,174
Transurban Group (Australia)	1,052,562	9,586,088
Westshore Terminals Investment Corp. (Canada)	279,465	4,527,730

		72,834,134

Water Utilities — 0.1%
American Water Works Co., Inc.	59,462	4,635,063

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities (continued)
SJW Group(u)	900	$44,262

		4,679,325

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.(u)	6,300	174,825
T-Mobile US, Inc.*(u)	8,400	509,208

		684,033

TOTAL COMMON STOCKS (cost $429,122,438)		483,509,239

PREFERRED STOCKS — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,343	736,768

Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp., 4.875%*	14,850	391,446
Sanchez Energy Corp., 6.500%*	7,250	199,230

		590,676

TOTAL PREFERRED STOCKS (cost $1,280,332)		1,327,444

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)(u)	11,080	11,918
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)(u)	296,186	23,695
Durata Therapeutics, Inc. (original cost $0;purchased 11/19/14)^(f)(u)	19,543	5,963

		41,576

Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR^(g)	27,759	3

TOTAL RIGHTS (cost $23,695)		41,579

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.3%
Energy Select Sector SPDR Fund(a)	413,000	26,811,960
Financial Select Sector SPDR Fund	1,100,000	27,137,000
iShares iBoxx $ Investment Grade Corporate Bond	106,000	12,774,060
iShares JPMorgan USD Emerging Markets Bond	100	11,436
SPDR Bloomberg Barclays High Yield Bond(a)	127,500	4,743,000

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $74,050,600)		71,477,456

	Units
WARRANTS* — 0.0%
Biotechnology — 0.0%
Bioptix, Inc., expiring 05/24/18(g)	2,700	81

WARRANTS* (continued)		Units	Value
Capital Markets — 0.0%
Education Management Corp., expiring 10/01/21^(g)		1,339,182	$—

Distributors — 0.0%
KBS Fashion Group Ltd., expiring 01/22/18(g)		5,387	—

Internet & Direct Marketing Retail — 0.0%
LXRandCo, Inc. (Canada), expiring 06/09/22		126,000	87,446

Internet Software & Services — 0.0%
Net Element, Inc., expiring 10/02/17(g)		28,804	—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc.^(g)		162	—

TOTAL WARRANTS (cost $153,238)			87,527

Interest Rate	Maturity Date	PrIncipal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.1%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19	1,000	999,657
Ally Master Owner Trust,
Series 2017-1, Class A
1.559%(c)	02/15/21	800	801,698
AmeriCredit Automobile Receivables Trust,
Series 2017-1, Class A1
0.920%	02/20/18	225	224,594
Ford Credit Auto Lease Trust,
Series 2017-A, Class A2A
1.560%	11/15/19	300	300,083
Series 2017-A, Class A2B
1.299%(c)	11/15/19	700	700,416
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19	600	600,002
Hertz Vehicle Financing LLC,
Series 2016-1A, Class C, 144A
4.750%	03/25/20	463	464,131
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B
1.459%(c)	04/15/19	1,058	1,058,550
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A2
1.490%	02/18/20	700	699,474
Securitized Term Auto Receivables Trust (Canada),
Series 2017-1A, Class A2A,
144A 1.510%	04/25/19	700	699,402
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	700	700,333

			7,248,340

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligations — 0.0%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
1.433%(c)	07/22/21			208	$207,836

Collateralized Loan Obligations — 0.0%
Cadogan Square CLO III BV (Netherlands),
Series 3A, Class A, 144A
0.950%(c)	01/17/23		EUR	10	10,911
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	(g)		330	337,979
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.428%(c)	07/15/23			324	323,820
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.422%(c)	05/21/21			17	17,353
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
1.398%(c)	04/18/22			115	114,440

					804,503

Consumer Loans — 0.0%
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24			239	239,315

Home Equity Loans — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D
1.516%(c)	03/25/36			481	407,019
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
1.416%(c)	04/25/37			308	339,762
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
1.296%(c)	01/25/37			838	534,946
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3
1.676%(c)	10/25/35			500	410,334
GSAA Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46			1,830	1,313,735
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
1.326%(c)	08/25/36			1,534	814,591
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B
1.326%(c)	08/25/37			1,836	1,150,792
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.286%(c)	06/20/31	(g)		700	638,463
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3
1.726%(c)	05/25/35			1,800	1,549,978
Soundview Home Loan Trust,
Series 2006-3, Class A4
1.466%(c)	11/25/36			1,500	1,195,042

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.361%(c)	05/25/31	902	$824,688
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
1.466%(c)	04/25/37	1,709	822,793

			10,002,143

Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	640	629,986

Residential Mortgage-Backed Securities — 0.1%
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5
1.866%(c)	07/25/35	800	668,193
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-RN2, Class A1, 144A
3.475%(c)	04/28/32	94	94,162
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 144A
2.566%(c)	10/25/37	1,444	1,432,851
Series 2007-1, Class 1M1, 144A
2.716%(c)	10/25/37	860	814,922
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3
1.436%(c)	08/25/36	1,000	969,759
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
1.746%(c)	02/25/36	400	393,603
Series 2005-17, Class MV1
1.676%(c)	05/25/36	1,000	885,824
Series 2006-15, Class A6
4.859%(c)	10/25/46	194	175,113
FFMLT Trust,
Series 2005-FF8, Class M2
1.736%(c)	09/25/35	600	575,497
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5
1.526%(c)	07/25/36	500	471,608
GSAMP Trust,
Series 2007-NC1, Class A2C
1.366%(c)	12/25/46	940	590,385
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 1A1
1.446%(c)	01/25/46	70	69,443
RASC Trust,
Series 2006-KS3, Class M1
1.546%(c)	04/25/36	100	95,496
U.S. Residential Opportunity Fund II Trust,
Series 2016-3II, Class A, 144A
3.598%	10/27/36	168	168,655
VOLT LV LLC,
Series 2017-NLP2, Class A1, 144A
3.500%	03/25/47	94	93,748
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47	174	173,597

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55			141	$140,562

					7,813,418

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 144A
2.366%(c)	03/25/66			374	377,685
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.839%(c)	11/25/24			337	344,750
SLM Student Loan Trust,
Series 2003-5, Class A5
0.345%(s)	06/17/24		EUR	102	115,596
Series 2004-2, Class A5
0.393%(s)	01/25/24		EUR	403	457,950
Series 2006-1, Class A5
1.266%(c)	07/26/21			380	374,257
Series 2008-5, Class A4
2.856%(c)	07/25/23			295	303,045
South Carolina Student Loan Corp.,
Series 2005, Class A3
1.342%(c)	12/01/23			250	250,066

					2,223,349

TOTAL ASSET-BACKED SECURITIES (cost $28,813,666)					29,168,890

BANK LOANS(c) — 0.0%
Oil & Gas — 0.0%
Magnum Hunter Resources Corp.,
Term Loan
8.000%	05/06/19^	(g)		33	32,360

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term Loan B
— %(p)	01/31/25			600	593,143

TOTAL BANK LOANS (cost $628,969)					625,503

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
6.887%(c)	08/15/29			1,380	1,393,525
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.315%(c)	02/15/41		GBP	410	509,870
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48			2,000	2,071,761
Fannie Mae-Aces,
Series 2010-M7, Class FA
1.816%(c)	11/25/20			803	804,986
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A
1.478%(c)	09/25/22			2,736	2,745,856
GS Mortgage Securities Trust,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-GCJ9, Class XA, IO
2.412%(c)	11/10/45		1,183	$92,890
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,258,602
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		162	140,945
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.335%(c)	12/16/49		16	16,459
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	634,544
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AJ
6.308%(c)	06/15/45		1,160	638,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,502,018)				10,307,438

CONVERTIBLE BONDS — 0.0%
Banks — 0.0%
First Banks, Inc.,
(original cost $73,850; purchased 08/09/13)(f)
9.000%	12/31/49^	(g)	211	58,945

Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16		450	4,032

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
23.932%	12/31/50^	(g)	500	28,087

TOTAL CONVERTIBLE BONDS (cost $1,030,603)				91,064

CORPORATE BONDS — 4.8%
Agriculture — 0.0%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		700	711,827
Reynolds American, Inc.,
Gtd. Notes
6.150%	09/15/43		30	37,461

				749,288

Airlines — 0.0%
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29		1,395	1,450,434

Auto Components — 0.0%
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99^	(g)	2,750	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers — 0.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		800	$804,757
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		200	200,014
Sr. Unsec’d. Notes, MTN
2.735%(c)	01/08/19		1,900	1,926,382
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19		500	496,026
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.081%(c)	11/27/17	EUR	1,500	1,713,006
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		900	900,818
2.450%	11/20/19		600	603,317

				6,644,320

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		130	133,250
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		70	72,450
5.125%	11/15/23		60	62,850
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		200	202,250
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		280	294,000

				764,800

Banks — 2.3%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(c)	12/29/49	EUR	700	846,137
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		3,330	2,903,760
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	1,400	1,658,955
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	437,325
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
8.875%(c)	12/29/49	EUR	400	523,098
9.000%(c)	05/29/49		1,000	1,044,987
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, MTN, 144A
3.875%	02/08/22		200	208,625
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	07/25/18	EUR	900	1,055,912

Interest Rate	Maturity Date		PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19		EUR	700	$239,852
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(c)	07/06/22			200	206,088
7.625%(c)	12/31/49			1,080	1,117,584
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25			1,325	1,371,375
Sub. Notes, 144A
3.800%(c)	08/11/26			800	798,000
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21			420	439,446
Banco Popular Espanol SA (Spain),
Covered Bonds, EMTN
3.500%	09/11/17		EUR	500	575,135
Banco Santander SA (Spain),
Jr. Sub. Notes
6.375%(c)	05/29/49			1,200	1,228,499
Bank of America Corp.,
Jr. Sub. Notes
6.250%(c)	09/29/49			380	413,250
Sr. Unsec’d. Notes, MTN
2.250%	04/21/20			2,019	2,019,824
4.000%	04/01/24			900	943,081
6.875%	04/25/18	(a)		2,000	2,081,258
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18			1,300	1,301,725
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21			1,800	1,782,522
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.450%	09/08/17			3,500	3,498,891
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22			200	228,750
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49		EUR	600	707,563
7.000%(c)	09/19/49		GBP	200	265,701
8.000%(c)	12/15/49		EUR	700	876,459
Sr. Unsec’d. Notes
3.295%(c)	08/10/21			800	838,963
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29			120	130,200
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(c)	12/29/49		EUR	379	477,886
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49			200	222,500
7.625%(c)	12/29/49	(a)		240	264,000
BPCE SA (France),
Gtd. Notes, MTN, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
2.392%(c)	05/22/22		700	$706,132
Sub. Notes, EMTN
2.750%(c)	11/30/27	EUR	700	845,150
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49		460	470,350
5.950%(c)	12/29/49		1,760	1,885,893
6.300%(c)	12/29/49		200	213,000
8.400%(c)	04/29/49		800	844,000
Sr. Unsec’d. Notes
2.052%(c)	07/30/18		800	805,256
2.750%	04/25/22		900	898,575
8.125%	07/15/39		84	128,968
Sub. Notes
4.450%	09/29/27		500	520,009
4.600%	03/09/26		350	367,269
5.300%	05/06/44		209	236,500
Citizens Bank NA,
Sr. Unsec’d. Notes
1.768%(c)	05/26/20		700	700,624
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	2,000	2,369,212
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,608,509
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%(c)	06/23/21	EUR	360	449,537
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		200	232,340
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.448%(c)	04/16/21		1,100	1,154,063
4.875%	05/15/45		290	319,193
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(c)	10/29/49	EUR	660	821,740
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		900	943,815
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,800	1,746,092
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		42	36,462
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		27	23,153
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.446%(c)	09/15/20		500	508,587
4.750%	10/21/45		100	110,645
Sub. Notes
4.250%	10/21/25		90	93,029
5.150%	05/22/45		240	266,582
6.750%	10/01/37		850	1,103,335

Interest Rate	Maturity Date	PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		260	$276,640
Sr. Unsec’d. Notes
4.300%	03/08/26		250	264,998
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	302,523
ING Groep NV (Netherlands),
Sub. Notes, EMTN
2.500%(c)	02/15/29	EUR	600	713,950
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(c)	12/29/49	EUR	860	1,033,819
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,210,069
Sr. Unsec’d. Notes, MTN
1.706%(c)	04/25/18		1,900	1,906,342
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		800	823,999
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%(c)	03/11/27	EUR	400	464,765
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	5,920,795
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
5.125%	03/07/25	GBP	300	489,477
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%(c)	12/29/49	GBP	800	1,080,257
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	5,000	602,560
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	07/01/17	DKK	1,600	245,527
1.000%	04/01/18	DKK	18,100	2,808,658
1.000%	07/01/18	DKK	7,300	1,136,350
2.000%	07/01/17	DKK	4,500	691,106
2.000%	10/01/17	DKK	2,400	370,693
2.000%	04/01/18	DKK	9,000	1,407,298
2.000%	07/01/18	DKK	41,600	6,509,238
2.000%	10/01/47	DKK	40,100	6,023,916
2.500%	10/01/47	DKK	1,309	204,163
3.000%	10/01/47	DKK	83	13,402
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/18	DKK	18,300	2,830,461
1.000%	04/01/18	DKK	10,900	1,691,418
1.000%	04/01/18	DKK	4,200	651,159
2.000%	10/01/47	DKK	23,700	3,564,820
Covered Bonds, MTN
2.500%	10/01/47	DKK	945	147,227
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
5.125%	05/28/24			1,280	$1,344,602
6.000%	12/19/23			510	561,748
6.100%	06/10/23			600	661,111
6.125%	12/15/22			160	175,174
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18		EUR	300	359,996
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes
5.298%	12/27/17			200	202,506
7.750%	05/29/18			330	344,588
Sub. Notes
8.500%	10/16/23			2,040	2,357,212
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	12/29/49		GBP	800	1,094,063
Sub. Notes, MTN, 144A
4.750%	09/15/25			200	207,171
Societe Generale SA (France),
Sub. Notes
2.500%(c)	09/16/26		EUR	700	835,796
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22		SEK	15,000	2,116,662
Covered Bonds, MTN
1.500%	12/15/21		SEK	2,000	246,891
4.250%	10/10/17		AUD	900	695,632
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19			700	699,995
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22		SEK	40,000	4,866,993
2.000%	06/17/26		SEK	11,000	1,345,679
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21		SEK	9,800	1,187,572
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21			760	761,900
5.125%	05/03/22			850	852,781
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21			400	399,550
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.798%(c)	06/08/20			900	901,233
1.799%	06/08/20			700	700,959
Sr. Unsec’d. Notes, MTN, 144A
1.539%(c)	12/07/18	(g)		900	900,288
2.200%	06/08/20	(g)		600	600,423
Sub. Notes
7.625%	08/17/22			700	821,800
Sub. Notes, EMTN
4.750%(c)	05/22/23			1,800	1,835,492
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(c)	12/29/49		EUR	400	503,735

Interest Rate	Maturity Date		PrIncipal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.938%(c)	04/14/21		200	$207,097
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		600	598,726
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	(a)	4,828	4,854,554
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		128	141,052
Sr. Unsec’d. Notes
2.402%(c)	10/31/23		700	712,426
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		220	223,673
Sub. Notes, MTN
4.400%	06/14/46		260	263,224
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		1,000	1,005,178

				130,088,483

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		360	370,897
4.900%	02/01/46		110	124,151
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	32,701
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25		60	61,200
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		200	235,708

				824,657

Building Materials — 0.0%
CEMEX Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		280	297,500

Chemicals — 0.0%
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.250%	06/05/18		100	103,999
Equate Petrochemical BV (Kuwait),
Gtd. Notes, MTN, 144A
4.250%	11/03/26		200	202,500
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		470	470,705
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		700	705,390
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
3.400%	12/03/20			300	$309,558

					1,792,152

Commercial Services — 0.0%
ERAC USA Finance LLC,
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21			500	535,430
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)		220	230,450
5.875%	09/15/26			50	53,250
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116			140	136,936

					956,066

Computers — 0.1%
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	(g)		100	50,125
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			1,110	1,135,948
4.420%	06/15/21			430	453,314
5.450%	06/15/23			800	868,136

					2,507,523

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19			400	410,852
4.625%	10/30/20			100	106,277
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			50	61,250
Sr. Unsec’d. Notes
3.600%	05/21/18			400	404,499
Bear Stearns Cos. LLC (The),
Gtd. Notes
7.250%	02/01/18			300	309,410
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/17		DKK	1,000	154,455
2.000%	04/01/18		DKK	13,300	2,080,002
2.500%	10/01/47		DKK	191	29,813
4.000%	01/01/18		DKK	25,200	3,955,568
Notes
1.000%	01/01/18		DKK	19,600	3,031,803
CBOE Holdings, Inc.,
Sr. Unsec’d. Notes
1.950%	06/28/19			300	299,897
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19			500	512,500
5.000%	08/01/23			460	495,650
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			450	472,500
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
3.500%	01/31/23			830	$839,960
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18		AUD	1,900	1,479,597
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.340%(c)	12/21/65			630	600,075
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19			600	637,244
6.250%	05/15/19			800	858,067
8.250%	12/15/20			600	706,446
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21		EUR	200	244,581
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.625%	09/25/17			100	100,250
5.500%	01/15/19			600	624,750
8.450%	06/15/18			450	473,850
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17		DKK	800	123,263
2.000%	10/01/17		DKK	4,900	756,831
2.000%	10/01/17		DKK	1,300	200,792
2.000%	10/01/47		DKK	21,400	3,236,946
2.500%	10/01/47		DKK	282	44,173
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19			300	315,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25			120	123,900
Synchrony Financial,
Sr. Unsec’d. Notes
2.580%(c)	11/09/17			100	100,317

					23,790,518

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26			170	166,600
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20			500	503,111
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24			580	612,625
6.125%	06/16/45			340	362,525
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, 144A
1.772%(c)	06/01/19	(g)		200	200,712
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39			300	356,771
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27			220	220,704
7.375%	11/15/31			600	789,392

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		PrIncipal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
Iberdrola Finance Ireland Ltd. (Spain),
Gtd. Notes, 144A
5.000%	09/11/19			100	$105,908
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20			550	614,625
Orazul Energy Egenor S en C por A (Peru),
Gtd. Notes, 144A
5.625%	04/28/27			450	439,875
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27			750	782,670
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21			850	926,500
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23			600	603,242
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25			1,140	1,161,150

					7,846,410

Engineering & Construction — 0.1%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23			400	403,400
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	10/31/46			1,790	1,812,375

					2,215,775

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27		GBP	420	603,800
5.200%	07/15/45			90	97,364
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26			60	62,175
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19			530	542,588
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21			200	194,864
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	(g)		400	402,109
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
1.649%(c)	05/30/19			700	701,536

					2,604,436

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19			500	504,558

Interest Rate	Maturity Date		PrIncipal Amount (000)#	Value
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
4.375%	05/15/23		350	$362,462
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24		200	202,200
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26		1,030	1,066,050
Suzano Trading Ltd. (Brazil),
Gtd. Notes
5.875%	01/23/21		180	190,800

				2,326,070

Gas — 0.0%
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28		700	726,250

Healthcare-Products — 0.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		300	303,673
3.700%	06/06/27		530	531,675
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
10.750%	04/15/20	(a)	330	279,675
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		30	27,900
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		30	30,488

				1,173,411

Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		50	52,188
4.750%	01/15/25		110	113,025
6.125%	02/15/24		30	32,435
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		40	40,100
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	122,808
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		20	21,096
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,122,000
4.500%	02/15/27		10	10,288

				1,513,940

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		200	218,000

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	$114,950

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
1.847%(c)	06/24/22		400	400,392

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
First Lien(d)
8.750%	10/15/20^	(g)	950	—

Insurance — 0.0%
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45		160	175,441
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		490	548,448

				723,889

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		80	94,279
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20		600	600,015
2.750%	01/30/23		100	99,115
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		160	173,749

				967,158

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		915	967,613
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44		240	235,440
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21		155	166,393
6.875%	11/21/36		664	712,140

				2,081,586

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20		70	71,860

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		500	518,087
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
4.875%	04/01/27		130	136,013

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Lodging (continued)
Whitbread Group PLC (United Kingdom),
Gtd. Notes
3.375%	10/16/25		GBP	321	$443,016

					1,097,116

Machinery – Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.577%(c)	06/22/20			1,100	1,101,342

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23			200	212,188
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27			50	51,125
5.375%	05/01/25			80	85,200
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.834%	10/23/55			610	743,491
Sr. Sec’d. Notes, 144A
3.750%	02/15/28	(g)		1,500	1,477,865
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19			210	230,145
DISH DBS Corp.,
Gtd. Notes
4.625%	07/15/17			600	599,250
5.875%	11/15/24			220	234,733
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27			580	581,450
5.500%	07/21/25			440	470,580
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38			210	268,411
8.750%	02/14/19			700	769,936
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			200	208,162

					5,932,536

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75			280	319,925
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22			396	398,294
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22			100	113,875
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			150	149,250
6.625%	05/01/21			210	214,200
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Mining (continued)
6.750%	04/16/40			220	$253,393

					1,448,937

Miscellaneous Manufacturing — 0.0%
CBC Ammo LLC/CBC FInCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21			30	30,225
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			130	168,236

					198,461

Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			30	29,305
4.500%	07/15/44			100	91,640
5.550%	03/15/26	(a)		320	357,602
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43			260	260,759
5.100%	09/01/40			370	378,007
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	133,052
Black Elk Energy LLC Escrow,
Notes(d)
2.573%	12/09/99^	(g)		600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			340	306,000
6.125%	02/15/21			50	49,000
6.625%	08/15/20			50	50,125
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23			950	1,016,677
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45			100	101,024
5.600%	07/15/41			10	10,386
5.850%	12/15/25	(a)		240	272,731
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25			660	646,800
5.375%	06/26/26			340	353,600
5.875%	09/18/23			1,340	1,465,290
5.875%	05/28/45			380	348,840
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24			53	49,820
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23			190	111,625
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46			230	242,627
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
5.750%	04/19/47		780	$736,476
Sr. Unsec’d. Notes, MTN
4.400%	04/30/23		1,400	1,410,780
5.750%	04/30/43		1,350	1,305,045
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	82,094
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22		829	930,387
Magnum Hunter Resources Corp.,
Gtd. Notes
2.568%	12/31/99^	(g)	430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	100,425
7.000%	03/31/24		30	23,325
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	120	116,400
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47		140	139,424
4.400%	04/15/46		20	20,789
4.625%	06/15/45		90	95,406
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.350%	06/30/22		143	77,220
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		1,862	2,010,033
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23		700	660,100
5.375%	01/27/21		470	477,849
5.625%	05/20/43		3,130	2,597,118
6.125%	01/17/22		600	618,900
6.750%	01/27/41		1,671	1,567,064
6.850%	06/05/2115		1,960	1,735,679
7.375%	01/17/27		1,200	1,269,600
8.375%	05/23/21		300	335,814
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
9.000%	11/17/21		2,920	1,423,500
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		2,100	2,084,250
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,906	1,963,580
4.875%	01/18/24		2,800	2,836,120
6.375%	01/23/45		850	828,750
6.500%	06/02/41		759	753,687
Petronas Capital Ltd. (Malaysia),
Gtd. Notes
5.250%	08/12/19		520	552,845
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		250	258,075

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		90	$85,050
Quicksilver Escrow Shares,
Notes
10.000%	08/01/99^	(g)	675	—
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		180	171,000
Gtd. Notes, 144A
5.875%	07/01/22		90	91,350
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22		170	177,650
7.250%	05/01/23		10	10,775
Rosneft Finance SA (Russia),
Gtd. Notes, MTN
7.875%	03/13/18		355	367,528
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		30	31,125
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19^		1,409	141
7.500%	09/15/20^		825	83
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	450	360,000
7.750%	06/15/21	(a)	330	298,650
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20		45	43,938
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes
4.375%	10/17/23		560	596,385
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		2,000	2,126,756
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		220	223,025
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26		600	599,100
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		70	69,563
5.750%	03/15/21	(a)	110	103,400
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		180	195,300

				38,836,464

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25		110	112,731
4.850%	11/15/35		230	245,896

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22		240	$232,800
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		360	377,385

				968,812

Pharmaceuticals — 0.1%
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		10	10,673
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.948%	06/14/19		600	600,596
3.410%	06/15/27		150	150,346
4.625%	12/15/20		100	107,415
Mylan NV,
Gtd. Notes
3.750%	12/15/20		700	727,586
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		800	796,286
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		1,700	1,668,820
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		110	106,288
5.500%	03/01/23		270	229,160
5.875%	05/15/23		660	565,950
6.125%	04/15/25	(a)	1,780	1,506,325
6.375%	10/15/20		80	77,500
7.000%	10/01/20		140	137,725
7.500%	07/15/21		430	416,563
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		40	41,950
7.000%	03/15/24		100	105,125

				7,248,308

Pipelines — 0.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		120	120,900
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.125%	06/30/27		60	61,500
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		20	21,100
6.750%	09/15/37		140	150,500
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.946%(c)	06/15/20		1,200	1,199,312
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22		150	150,375
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
4.634%	07/31/29		300	$311,250
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		100	100,828
4.250%	09/01/24		100	103,323
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		70	72,075
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24		340	362,496
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	239,800
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
1.923%(c)	06/05/20		1,100	1,104,283
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24		150	161,250
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,364,485
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		260	334,504
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	243,675

				6,101,656

Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	618,538
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		1,200	1,240,620
Tesco Property Finance 3 PLC (United Kingdom),
Sec’d. Notes
5.744%	04/13/40	GBP	98	140,590
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	111	156,741

				2,156,489

Real Estate Investment Trusts (REITs) — 0.0%
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21		280	290,500
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN
1.928%(c)	04/16/19		500	497,960

				788,460

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		330	341,963

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	$644,084
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		230	242,719
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		800	808,865

				2,037,631

Semiconductors — 0.0%
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		330	342,705

Software — 0.0%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		10	10,675
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		170	174,833
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		280	288,420
3.700%	08/08/46		130	128,640

				602,568

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/04/26	EUR	600	678,850
2.023%(c)	07/15/21		1,000	1,010,357
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		130	129,783
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	49,875
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		100	94,500
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21		160	165,000
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, MTN, 144A
4.750%	02/16/21		256	269,548
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		100	126,000
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		30	32,559
Sr. Unsec’d. Notes
11.500%	11/15/21		30	38,400
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		120	138,000

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27			230	$237,539
5.500%	03/16/47			130	142,111
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22			370	419,950

					3,532,472

Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47			410	441,586
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			890	905,397
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24			500	533,125
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19			100	100,910
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	(a)		380	399,000

					2,380,018

Trucking & Leasing — 0.0%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20			1,200	1,363,183
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22			210	219,517
5.500%	02/15/24			410	428,245

					2,010,945

TOTAL CORPORATE BONDS (cost $266,463,930)					269,634,788

FOREIGN GOVERNMENT BONDS — 4.5%
Argentina POM Politica Monetaria (Argentina),
Unsec’d. Notes
0.356%(c)	06/21/20		ARS	4,980	310,988
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26		ARS	11,460	766,561
16.000%	10/17/23		ARS	4,340	280,885
21.200%	09/19/18		ARS	6,540	396,274
22.750%	03/05/18		ARS	8,450	510,802
Unsec’d. Notes
18.200%	10/03/21		ARS	35,627	2,269,779
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38			5,130	3,355,020
5.625%	01/26/22			380	389,120
6.875%	04/22/21			470	502,900
6.875%	01/26/27			500	518,000
7.500%	04/22/26			930	1,002,075

Interest Rate	Maturity Date			Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
7.625%	04/22/46			200	$204,700
8.280%	12/31/33			2,916	3,222,444
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117			990	898,425
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20			570	597,235
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	03/21/47		AUD	2,930	2,048,883
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20		EUR	100	121,982
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20		EUR	1,100	1,409,353
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.850%	09/16/20			760	759,314
Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/23			840	856,800
Brazil Letras do Tesouro Nacional (Brazil),
Bills
9.333%(s)	04/01/18		BRL	23,200	6,577,178
9.505%(s)	07/01/18		BRL	39,100	10,856,992
12.058%(s)	01/01/18		BRL	14,200	4,107,109
12.327%(s)	10/01/17		BRL	11,300	3,332,775
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50		BRL	1,323	1,261,920
10.000%	01/01/21		BRL	4,262	1,284,213
10.000%	01/01/23		BRL	22,567	6,708,360
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23			2,460	2,278,575
4.250%	01/07/25			310	304,575
5.000%	01/27/45			2,910	2,546,250
Bundesobligation (Germany),
Bonds
0.707%	04/17/20		EUR	2,300	2,665,409
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	1,000	1,240,173
Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25			240	283,200
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26		CAD	600	935,107
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25		CNY	2,500	343,123
3.380%	11/21/24		CNY	2,000	277,944
3.390%	05/21/25		CNY	2,000	277,180
3.480%	06/29/27		CNY	5,500	750,036
4.290%	05/22/29		CNY	1,000	144,655
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	(a)		850	913,861

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		968	$1,029,952
5.000%	06/15/45		2,560	2,575,360
5.625%	02/26/44		1,450	1,584,850
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		980	1,019,200
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.625%	07/14/20		400	441,000
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	383,347
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,530	1,579,725
6.850%	01/27/45		740	788,100
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		880	822,799
10.750%	03/28/22		800	853,999
Sr. Unsec’d. Notes, 144A
9.650%	12/13/26		1,160	1,158,491
10.500%	03/24/20		505	530,250
10.750%	03/28/22		1,150	1,227,624
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		360	351,900
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22		820	837,630
7.500%	01/31/27		200	212,400
8.500%	01/31/47		800	862,358
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,170	1,055,925
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	508,206
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	720,837
0.500%	08/10/23	AUD	700	448,940
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	619,528
5.875%	04/24/19		570	591,593
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		500	517,805
French Republic Government Bond OAT (France),
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,062,776
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25		330	328,636
Georgia Government International Bond (Georgia),
Unsec’d. Notes
6.875%	04/12/21		280	311,556

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		600	$742,860
Sr. Unsec’d. Notes
7.875%	08/07/23		350	356,985
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26		440	448,721
9.250%	09/15/22		290	312,623
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		600	595,500
4.500%	05/03/26		350	353,707
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	104	110,164
3.000%	02/24/24	EUR	104	108,142
3.000%	02/24/25	EUR	104	106,828
3.000%	02/24/26	EUR	104	105,582
3.000%	02/24/27	EUR	104	104,246
3.000%	02/24/28	EUR	104	100,792
3.000%	02/24/29	EUR	104	97,550
3.000%	02/24/30	EUR	104	95,368
3.000%	02/24/31	EUR	104	93,805
3.000%	02/24/32	EUR	104	92,662
3.000%	02/24/33	EUR	104	91,148
3.000%	02/24/34	EUR	104	89,853
3.000%	02/24/35	EUR	104	88,555
3.000%	02/24/36	EUR	104	87,537
3.000%	02/24/37	EUR	104	86,593
3.000%	02/24/38	EUR	104	86,089
3.000%	02/24/39	EUR	104	85,815
3.000%	02/24/40	EUR	104	85,815
3.000%	02/24/41	EUR	104	85,703
3.000%	02/24/42	EUR	104	85,731
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	44,000	386,715
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		250	276,563
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27		1,600	1,652,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,956	2,236,576
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,124,592
3.750%	04/25/22		600	616,316
5.250%	01/17/42		5,044	5,451,918
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		3,086	3,517,522
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/27	IDR	21,765,000	1,653,503
8.375%	09/15/26	IDR	658,000	54,457
8.375%	03/15/34	IDR	18,305,000	1,478,547
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	5,560	6,409,692

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
5.000%	09/01/40		EUR	1,140	$1,687,323
Bonds, 144A
3.250%	09/01/46		EUR	1,510	1,716,803
Bonds, TIPS
3.750%	09/01/24		EUR	200	261,123
Sr. Unsec’d. Notes, TIPS, 144A
4.750%	09/01/28		EUR	1,100	1,554,145
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	1,500	2,398,429
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32			386	370,560
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33			800	768,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28			420	476,280
7.625%	07/09/25			420	489,930
8.000%	03/15/39			300	354,000
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27			1,020	1,013,880
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24			2,205	2,239,204
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19			350	359,289
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27			730	745,768
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31		MXN	4,800	283,188
8.000%	11/07/47		MXN	28,800	1,729,262
Sr. Unsec’d. Notes
7.750%	11/13/42		MXN	156,976	9,145,887
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
6.570%(c)	01/04/18	(g)	MXN	16,400	871,587
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46			4,840	4,724,324
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			1,308	1,309,308
6.050%	01/11/40			110	129,668
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25		AUD	500	554,467
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		NZD	1,100	858,918
2.500%	09/20/35		NZD	200	157,980
3.000%	09/20/30		NZD	300	256,698
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23			480	493,800
7.875%	02/16/32			840	910,552

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
8.250%	04/15/24			590	$669,454
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26			580	612,625
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50			1,382	1,674,293
6.550%	03/14/37	(a)		330	433,785
7.125%	03/30/19			442	483,990
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40			1,380	1,440,018
5.000%	01/13/37			1,100	1,305,337
Poland Government Bond (Poland),
Bonds
2.500%	07/25/27		PLN	6,990	1,755,022
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22			1,590	1,764,900
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26		EUR	1,438	1,651,913
4.125%	04/14/27		EUR	1,342	1,671,566
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		CAD	300	240,183
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	107,970
Sr. Unsec’d. Notes
2.450%	06/29/22			300	302,469
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,223,701
3.450%	06/02/45		CAD	700	589,159
3.500%	06/02/24		CAD	2,400	2,004,596
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	209,250
Debs.
6.000%	10/01/29		CAD	300	311,678
Notes
4.250%	12/01/21		CAD	600	509,810
Unsec’d. Notes
3.000%	09/01/23		CAD	700	567,508
3.500%	12/01/22		CAD	900	747,192
5.000%	12/01/38		CAD	300	307,692
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27			380	393,413
9.125%	03/16/24			1,320	1,481,699
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21			430	451,874
7.450%	09/01/24			380	394,501
Provincia de Neuquen Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/27/25			830	850,750

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Qatar Government International (Qatar), Sr. Unsec’d. Notes
4.500%	01/20/22			400	$423,639
Queensland Treasury Corp. (Australia), Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24		AUD	1,000	781,327
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN
4.875%	01/22/24	(a)		1,270	1,384,300
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24			20	21,800
Russian Federal Bond (Russia), Bonds
7.050%	01/19/28		RUB	112,450	1,816,170
8.150%	02/03/27		RUB	315,750	5,570,264
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes
7.500%	03/31/30			1,288	1,545,300
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23			1,000	1,072,484
5.625%	04/04/42			3,200	3,464,000
Senegal Government International Bond (Senegal), Bonds
6.250%	07/30/24			310	326,504
Unsec’d. Notes, 144A
6.250%	05/23/33			900	913,261
South Africa Government Bond (South Africa), Bonds
6.500%	02/28/41		ZAR	2,660	141,901
10.500%	12/21/26		ZAR	7,720	654,540
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes
4.875%	04/14/26			1,400	1,402,800
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A
1.450%	10/31/27		EUR	300	336,931
2.150%	10/31/25		EUR	100	122,169
2.750%	10/31/24		EUR	6,200	7,948,101
2.900%	10/31/46		EUR	3,900	4,500,448
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes
5.875%	07/25/22			730	755,881
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19			470	487,074
6.200%	05/11/27			800	798,726
6.825%	07/18/26			1,040	1,095,562
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	(g)		1,000	1,001,969
Turkey Government Bond (Turkey), Bonds
10.600%	02/11/26		TRY	5,630	1,630,139
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			2,410	2,260,556
4.250%	04/14/26			810	768,803
6.000%	03/25/27			360	383,314
6.750%	05/30/40			2,199	2,450,434
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
7.750%	09/01/20		1,050	$1,075,200
United Kingdom Gilt (United Kingdom), Bonds
1.500%	07/22/47	GBP	20	23,855
2.750%	09/07/24	GBP	400	586,736
4.000%	03/07/22	GBP	800	1,207,533
4.250%	06/07/32	GBP	300	526,858
4.250%	03/07/36	GBP	2,300	4,164,966
4.250%	12/07/40	GBP	1,300	2,453,976
4.750%	12/07/30	GBP	400	725,950
4.750%	12/07/38	GBP	200	394,961
Unsec’d. Notes
3.250%	01/22/44	GBP	7,120	11,839,019
4.500%	09/07/34	GBP	500	918,441
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds, TIPS
0.125%	03/22/24	GBP	100	168,028
0.125%	03/22/44	GBP	554	1,243,446
0.125%	11/22/65	GBP	338	1,009,793
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/46	GBP	29	62,858
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes
4.375%	10/27/27		192	204,490
5.100%	06/18/50		960	977,280
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	23,910	857,885
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes
7.750%	10/13/19		4,728	2,399,460
9.250%	09/15/27		3,479	1,722,105
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		820	861,763
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, 144A
8.970%	07/30/27		350	372,820

TOTAL FOREIGN GOVERNMENT BONDS (cost $261,119,813)				257,364,278

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Riverside CA Electric Revenue, Revenue Bonds, BABs
7.455%	10/01/30		600	805,200
Inland Valley Development Agency, Tax Allocation
5.500%	03/01/33		130	145,586

				950,786

Florida — 0.0%
Sumter Landing Community Development District, Revenue Bonds
4.172%	10/01/47		120	122,327

Illinois — 0.0%
City of Chicago, General Obligation Unlimited
5.630%	01/01/22		100	100,468
6.314%	01/01/44		200	186,818

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
MUNICIPAL BONDS (continued)
Illinois (continued)
7.375%	01/01/33			600	$625,812
State of Illinois, General Obligation Unlimited
5.100%	06/01/33			400	374,352

					1,287,450

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, BABs
6.561%	12/15/40			160	186,189

TOTAL MUNICIPAL BONDS (cost $2,310,880)					2,546,752

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust, Series 2005-22T1, Class A2, IO
3.854%(c)	06/25/35	(g)		515	71,834
Series 2005-J12, Class 2A1
1.486%(c)	08/25/35			881	589,920
Series 2006-OA12, Class A1B
1.402%(c)	09/20/46			658	512,797
Series 2006-OA19, Class A1
1.392%(c)	02/20/47			699	551,246
Series 2007-OA6, Class A1B
1.416%(c)	06/25/37			195	177,784
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1
1.406%(c)	05/25/46			124	97,328
Series 2007-1, Class A1
1.432%(c)	02/25/47			764	496,295
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35			161	166,431
Series 2006-I, Class 4A1
3.581%(c)	10/20/46			97	72,889
Series 2015-R2, Class 9A2, 144A
1.386%(c)	03/27/36			1,665	1,149,623
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.601%(c)	03/25/35			1,173	1,139,272
Series 2005-H, Class 2A5
3.209%(c)	09/25/35			93	89,381
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.055%(c)	02/20/36		EUR	95	107,181
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(c)	08/26/37			133	136,449
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.427%(c)	03/25/35			21	20,946
Series 2005-10, Class A2
3.191%(c)	10/25/35			5	5,267
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.935%(c)	12/31/55		EUR	152	173,079

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Berica Residential MBS Srl (Italy),
Series 8, Class A
1.378%(c)	03/31/48	EUR	367	$418,100
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		10	9,472
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.377%(c)	09/25/37		125	113,298
Series 2015-2, Class 1A1, 144A
1.224%(c)	06/25/47		983	974,290
Claris ABS (Italy),
Series 2011-1, Class A
0.102%(c)	10/31/60	EUR	610	695,625
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
3.471%(c)	01/19/34		21	20,523
Series 2004-12, Class 12A1
3.264%(c)	08/25/34		54	49,373
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		632	602,669
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.489%(c)	06/15/40	GBP	283	353,228
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
2.195%(c)	12/10/44	EUR	200	225,708
Series 2006-4X, Class A3C
0.449%(c)	12/10/44	GBP	480	614,495
Series 2007-3A, Class A3C, 144A
1.329%(c)	06/13/45	GBP	75	93,962
Series 2007-3X, Class A3A
1.240%(c)	06/13/45	GBP	224	281,924
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
4.216%(c)	07/25/24		840	895,681
Series 2015-C03, Class 2M2
6.216%(c)	07/25/25		370	410,367
Series 2017-C01, Class 1B1
6.966%(c)	07/25/29		380	432,125
Series 2017-C01, Class 1M2
4.766%(c)	07/25/29		760	802,597
Fannie Mae REMICS,
Series 2010-123, Class FK
1.666%(c)	11/25/40		365	367,518
Series 2011-3, Class FA
1.896%(c)	02/25/41		103	104,236
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
1.495%(c)	11/29/37		229	228,537
Freddie Mac REMICS,
Series 3172, Class FK
1.609%(c)	08/15/33		57	57,403
Series 3397, Class FC
1.759%(c)	12/15/37		60	59,905
Freddie Mac Strips,
Series 278, Class F1

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
1.609%(c)	09/15/42		365	$365,916
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2
4.466%(c)	07/25/29		510	532,010
Series 2017-DNA2, Class B1
6.366%(c)	10/25/29		1,190	1,298,104
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.271%(c)	04/23/48	EUR	77	88,477
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
1.593%(c)	07/20/65		840	837,770
Series 2015-H26, Class FA
1.513%(c)	10/20/65		1,801	1,799,329
Series 2015-H30, Class FA
1.673%(c)	08/20/61		680	682,108
Series 2015-H30, Class FB
1.673%(c)	03/20/62		1,171	1,174,439
Series 2016-H02, Class FH
1.983%(c)	01/20/66		870	885,257
Series 2016-H08, Class FT
1.713%(c)	02/20/66		1,013	1,019,074
Series 2016-H11, Class FE
1.843%(c)	04/20/66		1,780	1,797,917
Series 2017-H10, Class FB
2.550%(c)	04/20/67		400	413,146
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.560%(c)	03/25/33		40	39,579
Series 2005-AR1, Class 1A1
3.498%(c)	01/25/35		10	9,822
Series 2005-AR3, Class 6A1
3.532%(c)	05/25/35		132	129,961
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
1.489%(c)	02/19/36		175	144,034
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
2.011%(c)	03/25/34		1,546	1,287,650
Impac CMB Trust,
Series 2004-11, Class 2A1
1.876%(c)	03/25/35		114	105,717
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
1.526%(c)	07/25/47		1,153	770,409
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.690%(c)	11/25/35		24	22,272
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1
1.406%(c)	09/25/46		142	124,243
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.275%(c)	08/25/35		33	33,326
Series 2007-A1, Class 1A1
3.411%(c)	07/25/35		36	36,709
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
1.412%(c)	06/14/40			1,238	$1,193,266
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
5.934%(c)	09/25/36	(g)		635	198,238
Series 2007-2, Class 2A12, IO
5.474%(c)	02/25/37	(g)		575	168,609
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
0.939%(c)	01/01/61		GBP	197	250,841
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
0.939%(c)	12/15/49		GBP	712	906,425
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.062%(c)	02/25/55		EUR	19	22,043
Marche Mutui Srl (Italy),
Series 6, Class A1
1.922%(c)	01/27/64		EUR	22	25,473
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29			12	12,268
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.083%(c)	02/25/33			66	63,798
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
1.442%(c)	10/07/20			108	107,760
Series 2010-R2, Class 2A
1.554%(c)	11/05/20			1,250	1,251,860
Series 2010-R3, Class 1A
1.644%(c)	12/08/20			93	93,648
Series 2010-R3, Class 2A
1.644%(c)	12/08/20			905	910,430
Series 2011-R1, Class 1A
1.534%(c)	01/08/20			244	244,390
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.454%(c)	12/01/50		GBP	1,100	1,308,195
Series 2007-2X, Class A2
0.419%(c)	12/15/50		GBP	325	418,793
Series 2007-3X, Class A3
1.289%(c)	12/15/50		GBP	845	1,050,671
Series 2007-3X, Class BA
1.757%(c)	12/15/50		GBP	230	277,519
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
2.520%(c)	05/13/45		AUD	196	150,578
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.320%(c)	01/25/36			1,733	1,442,243
Series 2007-QO2, Class A1
1.366%(c)	02/25/47			813	493,980
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
4.334%(c)	02/25/36	(g)		2,048	376,487
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32			8	7,790

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.449%(c)	12/15/43	GBP	267	$330,661
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C
2.117%(c)	06/12/44	EUR	657	725,895
Series 2006-NS3X, Class A2A
0.439%(c)	06/12/44	GBP	841	1,043,301
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
1.562%(c)	07/20/33		105	98,694
Series 2007-3, Class 1A1
1.412%(c)	07/20/36		61	58,265
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.529%(c)	12/25/34		49	47,953
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2
1.459%(c)	07/19/35		194	189,573
Series 2006-AR6, Class 2A1
1.406%(c)	07/25/46		186	154,499
Series 2006-AR7, Class A1BG
1.336%(c)	08/25/36		584	513,271
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.839%(c)	10/25/43		64	62,835
Series 2007-3, Class 2A1
2.994%(c)	06/25/47		49	44,827
Series 2007-3, Class 4A1
2.970%(c)	06/25/47		60	53,146
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.486%(c)	07/15/51	GBP	477	627,964
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.599%(c)	10/10/40	EUR	216	245,797
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		766	678,736
Series 2005-AR10, Class 3A1
3.312%(c)	08/25/35		4	4,059
Series 2005-AR14, Class 2A1
3.061%(c)	12/25/35		130	119,718
Series 2006-AR7, Class 3A
2.145%(c)	07/25/46		264	250,843
Series 2006-AR14, Class 1A4
2.708%(c)	11/25/36		277	262,631
Series 2007-HY5, Class 2A1
2.852%(c)	05/25/37		1,661	1,353,086
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR10, Class 3A1
3.193%(c)	07/25/36		91	90,955
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
3.154%(c)	03/25/35		182	183,060
Series 2006-AR6, Class 3A1
3.170%(c)	03/25/36		138	131,389

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
(cost $46,108,270)				$45,212,490

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal National Mortgage Assoc.
3.000%	TBA		7,100	7,079,447
3.500%	TBA		200	205,069
3.500%	TBA		9,000	9,228,084

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,586,063)				16,512,600

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
2.250%	08/15/46	(h)	1,180	1,038,862
2.875%	11/15/46		380	382,093
3.000%	11/15/45		1,940	1,998,124
3.000%	02/15/47		3,820	3,940,567
3.000%	05/15/47		5,320	5,490,405
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18		5,000	5,269,337
0.125%	04/15/19		7,830	8,173,906
0.125%	04/15/20		18,000	18,822,183
0.125%	04/15/21		21,850	22,506,349
0.125%	01/15/22		1,380	1,488,529
0.125%	04/15/22		6,700	6,703,768
0.125%	07/15/22		12,500	13,273,167
0.125%	01/15/23	(h)(hh)(k)	4,400	4,618,131
0.125%	07/15/24		5,090	5,148,281
0.125%	07/15/26		2,200	2,164,531
0.250%	01/15/25		4,820	4,887,223
0.375%	07/15/23	(h)	33,730	35,665,969
0.375%	07/15/25	(h)	2,000	2,046,548
0.375%	01/15/27		5,145	5,114,602
0.625%	01/15/24		8,130	8,640,539
0.625%	01/15/26		14,300	14,807,642
0.625%	02/15/43		640	626,094
0.750%	02/15/45		2,700	2,629,097
0.875%	02/15/47		6,070	5,966,364
1.000%	02/15/46		11,660	12,021,045
1.125%	01/15/21		100	116,062
1.250%	07/15/20		38,820	45,371,341
1.375%	07/15/18		150	172,767
1.375%	02/15/44		5,370	6,128,171
1.625%	01/15/18		200	234,468
1.750%	01/15/28	(h)	700	910,590
2.000%	01/15/26		13,970	19,284,968
2.125%	02/15/40		4,420	6,218,456
2.125%	02/15/41		3,750	5,230,887
2.375%	01/15/25		32,250	47,655,755
2.375%	01/15/27		2,980	4,194,549
2.500%	01/15/29		16,670	22,823,857
3.625%	04/15/28		18,720	36,967,856
U.S. Treasury Notes
1.750%	06/30/22		7,850	7,799,101
1.875%	02/28/22		2,000	2,002,422
1.875%	04/30/22		100	99,981

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.000%	05/31/24		1,620	$1,606,964
2.000%	02/15/25	(h)(hh)(k)	7,110	7,012,515
2.000%	11/15/26		100	97,508
2.375%	05/15/27		230	231,455
2.750%	02/15/24		12,100	12,589,675

TOTAL U.S. TREASURY OBLIGATIONS (cost $424,076,288)				420,172,704

TOTAL LONG-TERM INVESTMENTS (cost $4,019,836,242)				4,870,191,009

			Shares
SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS — 8.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			457,859,422	457,859,422
Prudential Investment Portfolios 2 —
Prudential Institutional Money Market Fund (cost $38,652,373; includes $38,602,795 of cash collateral for securities on loan)(b)(w)			38,648,005	38,651,870

TOTAL AFFILIATED MUTUAL FUNDS (cost $496,511,795)				496,511,292

Interest Rate	Maturity Date		PrIncipal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.4%
U.S. Treasury Bills
0.540%	07/06/17		10,500	10,499,339
0.576%	07/13/17	(k)	16,000	15,996,560
0.621%	07/27/17		10,000	9,994,530
0.767%	08/03/17		2,500	2,498,165
0.780%	08/10/17	(h)	7,000	6,993,560
0.780%	08/03/17		7,000	6,994,862
0.795%	07/06/17		48,900	48,896,919
0.800%	07/20/17		11,000	10,995,941
0.800%	07/13/17	(k)	18,000	17,996,129
0.865%	08/10/17	(h)	16,000	15,985,280
0.886%	08/31/17	(h)	203	202,693
0.900%	09/07/17		13,000	12,977,354
0.915%	08/17/17		33,000	32,962,710
0.945%	09/21/17	(h)(k)	11,000	10,976,207
0.953%	08/31/17	(h)	263	262,602
0.960%	09/21/17	(h)(k)	24,000	23,948,088
0.975%	10/12/17		10,000	9,971,040
1.010%	11/09/17		10,000	9,962,360

TOTAL U.S. TREASURY OBLIGATIONS (cost $248,124,149)				248,114,339

		Shares	Value
UNAFFILIATED FUNDS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio		34,866,220	$34,866,220
BlackRock Liquidity Funds T-Fund Portfolio		47,461,515	47,461,515
Dreyfus Treasury Securities Cash Management		9,320,551	9,320,551
Goldman Sachs Financial Square Funds — Government Fund		34,866,220	34,866,220
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio		21,856,114	21,856,114

TOTAL UNAFFILIATED FUNDS (cost $148,370,620)			148,370,620

Interest Rate	Maturity Date	Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank PLC (United Kingdom)
1.710%(c)	03/16/18	2,100	2,099,584
1.949%(c)	11/06/17	2,600	2,605,856
Credit Suisse AG (Switzerland)
2.028%(c)	09/12/17	5,400	5,408,618
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.987%(c)	09/19/17	400	400,591
Natixis SA (France)
1.979%(c)	09/25/17	1,500	1,502,265
NorInchukin Bank (Japan)
1.871%(c)	10/12/17	1,600	1,603,197
Sumitomo Mitsui Banking Corp. (Japan)
1.946%(c)	09/15/17	500	500,673
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.860%(c)	10/06/17	500	500,888
1.997%(c)	09/18/17	1,000	1,001,500

TOTAL CERTIFICATES OF DEPOSIT (cost $15,600,000)			15,623,172

COMMERCIAL PAPER(n) — 0.2%
Anthem, Inc.
1.422%	07/14/17	1,800	1,799,014
Commonwealth Bank of Australia
1.076%	10/03/17	1,400	1,400,137
Ford Motor Co.
1.678%	11/02/17	600	596,663
HP, Inc.
1.482%	07/25/17	800	799,379
Monsanto Co.
1.766%	07/31/17	1,700	1,697,817
Schlumberger Holdings Corp.
1.304%	07/19/17	1,400	1,398,954
1.577%	10/02/17	800	796,900
Standard Chartered PLC
1.445%	07/03/17	900	899,911

TOTAL COMMERCIAL PAPER (cost $9,388,842)			9,388,775

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Argentina Treasury Bills
2.600%	07/14/17	100	99,943
2.858%	10/27/17	800	792,669

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) (continued)
2.899%	10/13/17		300	$297,594
2.950%	09/29/17		100	99,271
3.200%	12/15/17		200	197,362
3.351%	09/15/17		200	198,824
Mexico Cetes
6.617%	08/17/17	MXN	59,690	3,258,476
6.900%	01/04/18	MXN	1,800	95,557

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $4,801,182)				5,039,696

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
5 Year Euro-Bobl Futures,
expiring 07/21/17, Strike Price 134.20		EUR	25	143
5 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $118.00			39	8,531
expiring 07/21/17, Strike Price $118.50			32	2,250
expiring 08/25/17, Strike Price $112.25			6	—
expiring 08/25/17, Strike Price $118.50			16	1,125
expiring 08/25/17, Strike Price $118.75			35	4,922
expiring 08/25/17, Strike Price $122.50			37	—
10 Year Euro-Bund Futures,
expiring 07/21/17, Strike Price 170.00		EUR	506	5,779
expiring 07/21/17, Strike Price 170.50		EUR	46	526
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $108.75			44	—
expiring 07/21/17, Strike Price $125.75			28	11,375
expiring 07/21/17, Strike Price $126.00			29	8,609
expiring 07/21/17, Strike Price $126.50			27	4,219
expiring 07/21/17, Strike Price $127.00			85	7,969
expiring 07/21/17, Strike Price $127.50			22	1,031
expiring 07/21/17, Strike Price $131.50			472	—
expiring 08/25/17, Strike Price $135.50			10	—
expiring 08/25/17, Strike Price $136.00			48	—
20 Year U.S. Treasury Bonds Futures,
expiring 07/21/17, Strike Price $154.00			8	8,375

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 07/21/17, Strike Price $155.00			8	$5,500
expiring 07/21/17, Strike Price $155.50			8	3,875
expiring 07/21/17, Strike Price $156.00			12	4,875
Canadian Dollar Futures,
expiring 07/07/17, Strike Price 74.50			4	10,960
expiring 08/04/17, Strike Price 74.50			4	11,200
Currency Option United States Dollar vs Brazilian Real,
expiring 08/02/17, Strike Price 3.38	JPMorgan Chase		1,900	19,325
Currency Option United States Dollar vs Chilean Peso,
expiring 08/31/17, Strike Price 693.00	Goldman Sachs & Co.		800	2,215
Currency Option United States Dollar vs Chinese Renminbi,
expiring 08/25/17, Strike Price 7.00	Bank of America		3,300	1,985
Currency Option United States Dollar vs Columbian Peso,
expiring 08/31/17, Strike Price 3,050.00	Goldman Sachs & Co.		800	18,946
Euro Dollar Futures,
expiring 07/07/17, Strike Price 1.13			1,125	30,150
expiring 07/07/17, Strike Price 1.13			500	8,500
Interest Rate Swaptions,
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		1,300	29,392

				211,777

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 03/19/18, Strike Price 98.25			415	14,219
expiring 03/19/18, Strike Price 98.25			415	13,488
5 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $114.75			1,010	15,781
expiring 07/21/17, Strike Price $115.00			595	9,297
expiring 07/21/17, Strike Price $115.25			16	249
expiring 08/25/17, Strike Price $110.50			41	320
10 Year Euro-Bund Futures,
expiring 07/21/17, Strike Price 164.50		EUR	8	24,762

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 07/21/17, Strike Price 165.00	EUR	12	$43,447
expiring 08/25/17, Strike Price 147.00	EUR	190	2,170
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $126.00	88	67,375
expiring 07/21/17, Strike Price $126.50	16	18,500
expiring 08/25/17, Strike Price $111.00	300	—
expiring 08/25/17, Strike Price $115.00	17	—
expiring 08/25/17, Strike Price $115.50	22	—
expiring 08/25/17, Strike Price $115.50	22	—
expiring 08/25/17, Strike Price $116.50	71	1,109
expiring 08/25/17, Strike Price $116.50	71	125
expiring 08/25/17, Strike Price $117.00	83	1,297
5 Year U.S. Treasury Notes Futures,
expiring 08/25/17, Strike Price $111.00	70	547
expiring 08/25/17, Strike Price $112.00	13	203
20 Year U.S. Treasury Bonds Futures,
expiring 07/21/17, Strike Price $143.00	386	18,094
expiring 07/21/17, Strike Price $144.00	257	16,063
expiring 07/21/17, Strike Price $156.50	16	49,500
expiring 07/21/17, Strike Price $157.00	8	28,250
30 Year U.S. Ultra Treasury Bonds Futures,
expiring 07/21/17, Strike Price $146.00	14	219
expiring 07/21/17, Strike Price $147.00	50	781
expiring 07/21/17, Strike Price $148.00	31	484
Australian Dollar Futures,
expiring 07/07/17, Strike Price 74.50	8	119
expiring 07/07/17, Strike Price 75.00	14	419
Currency Option Australian Dollar vs Japanese Yen,
expiring 06/19/18, Strike Price 75.60	Goldman Sachs & Co.	AUD	140,000	16,401
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price 4.07	Citigroup Global Markets	EUR	140,000	23,427

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Currency Option United States Dollar vs Canadian Dollar,
expiring 07/08/17, Strike Price 1.36	JPMorgan Chase	1,690	$83,315
Currency Option United States Dollar vs Euro,
expiring 08/18/17, Strike Price 1.15	Goldman Sachs & Co.	3,300	25,469
Currency Option United States Dollar vs Mexican Peso,
expiring 08/18/17, Strike Price 18.19	Goldman Sachs & Co.	3,300	47,777
FNMA TBA 3.50%,
expiring 08/07/17, Strike Price $73.00	JPMorgan Chase	900	—
Interest Rate Swaptions,
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	1,300	144,789
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	3,900	57,040
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	5,200	69,542
Japanese Yen Futures,
expiring 07/07/17, Strike Price 90.00		15	15,450
expiring 08/04/17, Strike Price 91.00		10	22,200
expiring 08/04/17, Strike Price 91.50		3	6,600

			838,828

TOTAL OPTIONS PURCHASED (cost $960,337)			1,050,605

TOTAL SHORT-TERM INVESTMENTS (cost $923,756,925)			924,098,499

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.1% (cost $4,943,593,167)			5,794,289,508

		Shares
SECURITIES SOLD SHORT — (2.6)%
COMMON STOCKS — (2.6)%
Aerospace & Defense — 0.0%
Aerovironment, Inc.*		4,900	(187,180)
General Dynamics Corp.		200	(39,620)
KLX, Inc.*		3,900	(195,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Mercury Systems, Inc.*	4,800	$(202,032)
TransDigm Group, Inc.	2,500	(672,175)
Triumph Group, Inc.	1,700	(53,720)

		(1,349,727)

Air Freight & Logistics — 0.0%
Echo Global Logistics, Inc.*	3,900	(77,610)
Yamato Holdings Co. Ltd. (Japan)	1,700	(34,536)

		(112,146)

Airlines — 0.0%
American Airlines Group, Inc.	15,500	(779,960)

Auto Components — 0.0%
Cooper Tire & Rubber Co.	3,100	(111,910)
Denso Corp. (Japan)	3,000	(127,314)
Dorman Products, Inc.*	1,100	(91,047)
Goodyear Tire & Rubber Co. (The)	1,500	(52,440)
Koito Manufacturing Co. Ltd. (Japan)	1,600	(82,737)
NGK Spark Plug Co. Ltd. (Japan)	21,800	(466,967)
Nifco, Inc. (Japan)	700	(37,650)
NOK Corp. (Japan)	3,600	(76,427)
Stanley Electric Co. Ltd. (Japan)	2,000	(60,610)
Toyota Industries Corp. (Japan)	5,000	(264,452)
Yokohama Rubber Co. Ltd. (The) (Japan)	2,300	(46,366)

		(1,417,920)

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany)	922	(85,753)
Mazda Motor Corp. (Japan)	5,600	(78,674)
Mitsubishi Motors Corp. (Japan)	116,100	(767,788)
Toyota Motor Corp. (Japan)	700	(36,794)
Yamaha Motor Co. Ltd. (Japan)	7,200	(186,835)

		(1,155,844)

Banks — (0.2)%
Banco BPM SpA (Italy)	234,607	(787,931)
Banco Comercial Portugues SA (Portugal) (Class R Stock)	377,434	(101,567)
Bank of Kyoto Ltd. (The) (Japan)	30,000	(284,282)
BPER Banca (Italy)	4,711	(23,596)
Chemical Financial Corp.	1,800	(87,138)
Chiba Bank Ltd. (The) (Japan)	28,000	(203,768)
Columbia Banking System, Inc.	1,000	(39,850)
Commerzbank AG (Germany)*	75,127	(897,088)
Community Bank System, Inc.	2,400	(133,848)
Concordia Financial Group Ltd. (Japan)	47,900	(242,776)
CVB Financial Corp.	9,600	(215,328)
FCB Financial Holdings, Inc.*	1,800	(85,950)
FinecoBank Banca Fineco SpA (Italy)	17,750	(139,914)
First Republic Bank	5,100	(510,510)
FNB Corp.	10,600	(150,096)
Hachijuni Bank Ltd. (The) (Japan)	12,700	(80,919)
Hiroshima Bank Ltd. (The) (Japan)	25,000	(111,285)
Investors Bancorp, Inc.	3,700	(49,432)
Iyo Bank Ltd. (The) (Japan)	27,300	(226,771)
Mebuki Financial Group, Inc. (Japan)	12,700	(47,419)
Old National Bancorp	4,300	(74,175)
People’s United Financial, Inc.	35,300	(623,398)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	3,600	$(226,080)
Seven Bank Ltd. (Japan)	121,600	(435,992)
Shizuoka Bank Ltd. (The) (Japan)	28,000	(253,941)
SVB Financial Group*	3,300	(580,107)
UniCredit SpA (Italy)*	55,159	(1,033,199)
United Bankshares, Inc.	4,200	(164,640)
Webster Financial Corp.	6,000	(313,320)

		(8,124,320)

Beverages — 0.0%
Anheuser-Busch InBev SA/NV (Belgium)	11,488	(1,268,835)
Heineken NV (Netherlands)	3,154	(306,679)
Molson Coors Brewing Co. (Class B Stock)	2,300	(198,582)
Suntory Beverage & Food Ltd. (Japan)	3,300	(153,387)

		(1,927,483)

Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc.*	3,200	(164,640)
Amicus Therapeutics, Inc.*	28,100	(282,967)
Array BioPharma, Inc.*	34,300	(287,091)
Avexis, Inc.*	3,200	(262,912)
Bluebird Bio, Inc.*	7,400	(777,370)
Clovis Oncology, Inc.*	7,500	(702,225)
Foundation Medicine, Inc.*	900	(35,775)
Halozyme Therapeutics, Inc.*	14,300	(183,326)
Incyte Corp.*	2,200	(277,002)
Ironwood Pharmaceuticals, Inc.*	10,700	(202,016)
Loxo Oncology, Inc.*	1,100	(88,209)
Portola Pharmaceuticals, Inc.*	6,400	(359,488)
Puma Biotechnology, Inc.*	7,400	(646,760)
Radius Health, Inc.*	9,500	(429,685)
Sarepta Therapeutics, Inc.*	11,100	(374,181)
Seattle Genetics, Inc.*	11,500	(595,010)
Spark Therapeutics, Inc.*	3,600	(215,064)
Swedish Orphan Biovitrum AB (Sweden)*	2,940	(45,413)
TESARO, Inc.*	4,200	(587,412)

		(6,516,546)

Building Products — 0.0%
Advanced Drainage Systems, Inc.	3,100	(62,310)
Assa Abloy AB (Sweden) (Class B Stock)	9,487	(209,107)
Caesarstone Ltd. (Israel)*	3,800	(133,190)
Johnson Controls International PLC	7,957	(345,016)
Lennox International, Inc.	900	(165,276)
LIXIL Group Corp. (Japan)	1,400	(35,091)
Simpson Manufacturing Co., Inc.	2,800	(122,388)
USG Corp.*	3,200	(92,864)

		(1,165,242)

Capital Markets — (0.1)%
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(135,080)
Banca Generali SpA (Italy)	4,845	(144,576)
CBOE Holdings, Inc.	6,100	(557,540)
CME Group, Inc.	2,500	(313,100)
Credit Suisse Group AG (Switzerland)	78,802	(1,146,647)
Daiwa Securities Group, Inc. (Japan)	20,000	(119,094)
Deutsche Bank AG (Germany)	18,422	(327,540)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
FactSet Research Systems, Inc.	3,400	$(565,012)
Financial Engines, Inc.	1,400	(51,240)
GAM Holding AG (Switzerland)	11,940	(160,531)
Interactive Brokers Group, Inc. (Class A Stock)	5,000	(187,100)
Moody’s Corp.	2,700	(328,536)
Nomura Holdings, Inc. (Japan)	22,900	(138,097)
Northern Trust Corp.	3,000	(291,630)
Penson Worldwide, Inc.^(g)	32,656	—

		(4,465,723)

Chemicals — (0.1)%
Balchem Corp.	900	(69,939)
CF Industries Holdings, Inc.	21,100	(589,956)
Chr Hansen Holding A/S (Denmark)	4,259	(309,743)
Daicel Corp. (Japan)	1,800	(22,498)
Ecolab, Inc.	4,100	(544,275)
Flotek Industries, Inc.*	8,200	(73,308)
FMC Corp.	9,300	(679,365)
Fuchs Petrolub SE (Germany) (PRFC)	354	(19,294)
Hexpol AB (Sweden)	9,183	(100,259)
International Flavors & Fragrances, Inc.	4,800	(648,000)
Kansai Paint Co. Ltd. (Japan)	800	(18,469)
Mosaic Co. (The)	22,700	(518,241)
Nippon Paint Holdings Co. Ltd. (Japan)	6,900	(262,509)
Nissan Chemical Industries Ltd. (Japan)	500	(16,568)
Nitto Denko Corp. (Japan)	1,300	(107,356)
Novozymes A/S (Denmark) (Class B Stock)	11,838	(517,902)
OCI NV (Netherlands)*	2,096	(46,152)
Sumitomo Chemical Co. Ltd. (Japan)	13,000	(75,137)
Symrise AG (Germany)	3,289	(233,356)

		(4,852,327)

Commercial Services & Supplies — 0.0%
Bilfinger SE (Germany)	3,916	(153,708)
Cintas Corp.	4,300	(541,972)
Clean Harbors, Inc.*	3,700	(206,571)
Covanta Holding Corp.	6,700	(88,440)
Healthcare Services Group, Inc.	10,900	(510,447)
KAR Auction Services, Inc.	2,600	(109,122)
Mobile Mini, Inc.	6,600	(197,010)
Sohgo Security Services Co. Ltd. (Japan)	900	(40,626)
Stericycle, Inc.*	4,100	(312,912)

		(2,160,808)

Communications Equipment — (0.1)%
CalAmp Corp.*	3,600	(73,188)
Ciena Corp.*	21,400	(535,428)
Infinera Corp.*	26,900	(287,023)
Lumentum Holdings, Inc.*	2,800	(159,740)
NetScout Systems, Inc.*	9,900	(340,560)
Nokia OYJ (Finland)	186,249	(1,142,031)
Palo Alto Networks, Inc.*	5,000	(669,050)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	89,161	(641,079)
ViaSat, Inc.*	6,900	(456,780)

		(4,304,879)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering — 0.0%
Boskalis Westminster (Netherlands)	3,574	$(116,069)
Chiyoda Corp. (Japan)	21,000	(124,044)
Granite Construction, Inc.	7,100	(342,504)
JGC Corp. (Japan)	12,300	(200,359)

		(782,976)

Construction Materials — 0.0%
Summit Materials, Inc. (Class A Stock)*	13,111	(378,515)

Consumer Finance — 0.0%
Acom Co. Ltd. (Japan)	72,100	(330,022)
AEON Financial Service Co. Ltd. (Japan)	12,200	(258,910)
FirstCash, Inc.	4,400	(256,520)
Orient Corp. (Japan)	73,700	(128,739)
PRA Group, Inc.*	4,000	(151,600)

		(1,125,791)

Containers & Packaging — 0.0%
Ball Corp.	15,600	(658,476)

Distributors — 0.0%
Core-Mark Holding Co., Inc.	6,700	(221,502)

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.	4,000	(151,800)
Benesse Holdings, Inc. (Japan)	2,400	(90,730)
H&R Block, Inc.	13,800	(426,558)
Houghton Mifflin Harcourt Co.*	17,400	(214,020)
ServiceMaster Global Holdings, Inc.*	1,700	(66,623)

		(949,731)

Diversified Telecommunication Services — 0.0%
Elisa OYJ (Finland)	898	(34,835)
Koninklijke KPN NV (Netherlands)	196,358	(628,458)
Sunrise Communications Group AG (Switzerland)*	565	(44,549)
Telefonica Deutschland Holding AG (Germany)	30,315	(151,605)
Telenor ASA (Norway)	15,435	(256,070)

		(1,115,517)

Electric Utilities — (0.1)%
Alliant Energy Corp.	12,900	(518,193)
Chugoku Electric Power Co., Inc. (The) (Japan)	25,800	(284,868)
DONG Energy A/S (Denmark)	973	(43,917)
Fortum OYJ (Finland)	7,743	(121,516)
Hokuriku Electric Power Co. (Japan)	18,600	(167,907)
IDACORP, Inc.	700	(59,745)
Kansai Electric Power Co., Inc. (The) (Japan)	4,400	(60,674)
Kyushu Electric Power Co., Inc. (Japan)	6,200	(75,353)
NextEra Energy, Inc.	4,700	(658,611)
Pinnacle West Capital Corp.	6,500	(553,540)
PNM Resources, Inc.	4,000	(153,000)
Shikoku Electric Power Co., Inc. (Japan)	20,300	(239,625)
Southern Co. (The)	900	(43,092)
Tohoku Electric Power Co., Inc. (Japan)	1,100	(15,245)
Tokyo Electric Power Co. Holdings, Inc. (Japan)	47,900	(197,748)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Xcel Energy, Inc.	10,400	$(477,152)

		(3,670,186)

Electrical Equipment — 0.0%
Acuity Brands, Inc.	2,600	(528,528)
Mabuchi Motor Co. Ltd. (Japan)	1,400	(69,976)

		(598,504)

Electronic Equipment, Instruments & Components — (0.1)%
Alps Electric Co. Ltd. (Japan)	20,300	(589,681)
Amphenol Corp. (Class A Stock)	6,100	(450,302)
Coherent, Inc.*	700	(157,493)
Fabrinet (Thailand)*	2,300	(98,118)
Hamamatsu Photonics KK (Japan)	6,300	(194,148)
Hexagon AB (Sweden) (Class B Stock)	5,493	(260,971)
Ibiden Co. Ltd. (Japan)	18,500	(319,951)
Knowles Corp.*	3,900	(65,988)
Littelfuse, Inc.	1,100	(181,500)
Murata Manufacturing Co. Ltd. (Japan)	1,400	(213,732)
National Instruments Corp.	8,800	(353,936)
Nippon Electric Glass Co. Ltd. (Japan)	1,600	(58,364)
OSI Systems, Inc.*	700	(52,605)
Shimadzu Corp. (Japan)	6,600	(125,764)
TE Connectivity Ltd.	400	(31,472)
Universal Display Corp.	6,900	(753,825)
VeriFone Systems, Inc.*	25,000	(452,500)
Yaskawa Electric Corp. (Japan)	20,300	(432,229)

		(4,792,579)

Energy Equipment & Services — (0.1)%
Dril-Quip, Inc.*	2,600	(126,880)
Forum Energy Technologies, Inc.*	2,400	(37,440)
Halliburton Co.	7,800	(333,138)
Helmerich & Payne, Inc.	9,300	(505,362)
Patterson-UTI Energy, Inc.	16,200	(327,078)
Saipem SpA (Italy)	44,063	(163,174)
SBM Offshore NV (Netherlands)	13,415	(214,891)
Schlumberger Ltd.	7,700	(506,968)
Tenaris SA (Luxembourg)	12,969	(202,495)
US Silica Holdings, Inc.	6,500	(230,685)

		(2,648,111)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Acadia Realty Trust	3,300	(91,740)
AvalonBay Communities, Inc.	2,800	(538,076)
CoreSite Realty Corp.	1,300	(134,589)
CubeSmart	12,100	(290,884)
CyrusOne, Inc.	10,100	(563,075)
Digital Realty Trust, Inc.	5,000	(564,750)
Duke Realty Corp.	8,600	(240,370)
EastGroup Properties, Inc.	600	(50,280)
Education Realty Trust, Inc.	3,100	(120,125)
Essex Property Trust, Inc.	1,100	(282,997)
Federal Realty Investment Trust	3,500	(442,365)
GGP, Inc.	8,400	(197,904)
Healthcare Realty Trust, Inc.	8,700	(297,105)
Iron Mountain, Inc.	6,200	(213,032)
Kilroy Realty Corp.	5,800	(435,870)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	9,800	$(292,040)
Life Storage, Inc.	4,700	(348,270)
Macerich Co. (The)	1,500	(87,090)
National Retail Properties, Inc.	11,500	(449,650)
Physicians Realty Trust	12,600	(253,764)
Realty Income Corp.	9,600	(529,728)
Regency Centers Corp.	5,800	(363,312)
Retail Opportunity Investments Corp.	5,900	(113,221)
Tanger Factory Outlet Centers, Inc.	2,400	(62,352)
Ventas, Inc.	4,900	(340,452)

		(7,303,041)

Food & Staples Retailing — 0.0%
Aeon Co. Ltd. (Japan)	15,800	(240,312)
Axfood AB (Netherlands)	2,037	(34,012)
Casey’s General Stores, Inc.	1,100	(117,821)
Chefs’ Warehouse, Inc. (The)*	4,800	(62,400)
Costco Wholesale Corp.	3,800	(607,734)
FamilyMart UNY Holdings Co. Ltd. (Japan)	300	(17,180)
Sysco Corp.	7,400	(372,442)

		(1,451,901)

Food Products — (0.1)%
B&G Foods, Inc.	7,500	(267,000)
Calbee, Inc. (Japan)	12,000	(471,996)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	58	(336,249)
General Mills, Inc.	2,000	(110,800)
Kikkoman Corp. (Japan)	8,000	(255,906)
Kraft Heinz Co. (The)	7,100	(608,044)
McCormick & Co., Inc.	1,900	(185,269)
Nissin Foods Holdings Co. Ltd. (Japan)	200	(12,506)
Snyder’s-Lance, Inc.	14,000	(484,680)
Yakult Honsha Co. Ltd. (Japan)	3,100	(211,305)

		(2,943,755)

Gas Utilities — 0.0%
New Jersey Resources Corp.	5,100	(202,470)
Northwest Natural Gas Co.	5,600	(335,160)

		(537,630)

Health Care Equipment & Supplies — (0.1)%
Asahi Intecc Co. Ltd. (Japan)	1,200	(54,605)
AtriCure, Inc.*	2,500	(60,625)
China Medical Technologies, Inc. (China), ADR^	6,255	—
Coloplast A/S (Denmark) (Class B Stock)	4,120	(344,372)
DexCom, Inc.*	8,300	(607,145)
Elekta AB (Sweden) (Class B Stock)	15,647	(148,079)
Endologix, Inc.*	17,900	(86,994)
Getinge AB (Sweden) (Class B Stock)	9,864	(193,199)
Glaukos Corp.*	1,100	(45,617)
Globus Medical, Inc. (Class A Stock)*	6,600	(218,790)
ICU Medical, Inc.*	700	(120,750)
Intuitive Surgical, Inc.*	260	(243,196)
K2M Group Holdings, Inc.*	8,800	(214,368)
Nevro Corp.*	5,800	(431,694)
NuVasive, Inc.*	9,100	(699,972)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Olympus Corp. (Japan)	8,500	$(311,426)
Penumbra, Inc.*	2,600	(228,150)
Sartorius AG (Germany) (PRFC)	1,438	(139,049)
Spectranetics Corp. (The)*	5,400	(207,360)
Sysmex Corp. (Japan)	2,600	(155,620)
Varian Medical Systems, Inc.*	2,400	(247,656)
Wright Medical Group NV*	12,400	(340,876)

		(5,099,543)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	15,000	(740,700)
Amedisys, Inc.*	2,900	(182,149)
AMN Healthcare Services, Inc.*	4,300	(167,915)
BioTelemetry, Inc.*	4,700	(157,215)
Capital Senior Living Corp.*	6,700	(101,907)
Community Health Systems, Inc.*	8,100	(80,676)
Diplomat Pharmacy, Inc.*	9,300	(137,640)
Envision Healthcare Corp.*	9,600	(601,632)
Henry Schein, Inc.*	300	(54,906)
MEDNAX, Inc.*	6,000	(362,220)
Owens & Minor, Inc.	1,300	(41,847)
Patterson Cos., Inc.	9,900	(464,805)
Premier, Inc. (Class A Stock)*	5,500	(198,000)
Tenet Healthcare Corp.*	10,400	(201,136)
Tivity Health, Inc.*	2,100	(83,685)

		(3,576,433)

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	17,700	(225,852)
athenahealth, Inc.*	2,900	(407,595)
Evolent Health, Inc. (Class A Stock)*	9,700	(245,895)
Omnicell, Inc.*	2,200	(94,820)

		(974,162)

Hotels, Restaurants & Leisure — (0.1)%
Churchill Downs, Inc.	200	(36,660)
Marriott International, Inc. (Class A Stock)	7,500	(752,325)
Oriental Land Co. Ltd. (Japan)	5,700	(386,318)
Planet Fitness, Inc. (Class A Stock)	13,000	(303,420)
SeaWorld Entertainment, Inc.	19,100	(310,757)
Six Flags Entertainment Corp.	6,200	(369,582)
Sonic Corp.	8,200	(217,218)
Vail Resorts, Inc.	3,000	(608,490)
Wingstop, Inc.	4,400	(135,960)
Zoe’s Kitchen, Inc.*	1,300	(15,483)

		(3,136,213)

Household Durables — 0.0%
Casio Computer Co. Ltd. (Japan)	16,600	(255,843)
Garmin Ltd.	10,200	(520,506)
Rinnai Corp. (Japan)	900	(84,084)
Sony Corp. (Japan)	7,100	(270,821)
TRI Pointe Group, Inc.*	3,300	(43,527)
Whirlpool Corp.	2,800	(536,536)

		(1,711,317)

Household Products — 0.0%
Pigeon Corp. (Japan)	1,400	(50,897)
Spectrum Brands Holdings, Inc.	700	(87,528)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
WD-40 Co.	800	$(88,280)

		(226,705)

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	14,600	(361,616)
Pattern Energy Group, Inc.	9,300	(221,712)

		(583,328)

Industrial Conglomerates — 0.0%
Keihan Holdings Co. Ltd. (Japan)	6,000	(38,182)
Roper Technologies, Inc.	1,600	(370,448)
Seibu Holdings, Inc. (Japan)	12,500	(231,606)

		(640,236)

Insurance — (0.1)%
Aegon NV (Netherlands)	18,673	(95,567)
AmTrust Financial Services, Inc.	3,300	(49,962)
Arthur J Gallagher & Co.	9,000	(515,250)
Dai-ichi Life Holdings, Inc. (Japan)	3,200	(58,085)
Markel Corp.*	190	(185,413)
Marsh & McLennan Cos., Inc.	8,600	(670,456)
MBIA, Inc.*	13,700	(129,191)
Mercury General Corp.	2,900	(156,600)
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	(667,440)
RLI Corp.	1,900	(103,778)
Sony Financial Holdings, Inc. (Japan)	30,400	(519,900)
T&D Holdings, Inc. (Japan)	17,900	(273,729)
Unipol Gruppo Finanziario SpA (Italy)	56,755	(249,019)
Validus Holdings Ltd.	3,900	(202,683)
W.R. Berkley Corp.	4,100	(283,597)
Willis Towers Watson PLC	3,400	(494,564)

		(4,655,234)

Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.*	370	(358,160)
Etsy, Inc.*	23,400	(351,000)
Liberty Ventures (Class A Stock)*	10,660	(557,411)
Rakuten, Inc. (Japan)	8,600	(101,488)
Yoox Net-A-Porter Group SpA (Italy)*	14,050	(389,317)
Zalando SE (Germany)*	6,472	(295,946)

		(2,053,322)

Internet Software & Services — (0.1)%
2U, Inc.*	4,700	(220,524)
Box, Inc. (Class A Stock)*	15,500	(282,720)
Carbonite, Inc.*	1,500	(32,700)
Five9, Inc.*	3,500	(75,320)
GoDaddy, Inc. (Class A Stock)*	2,200	(93,324)
GTT Communications, Inc.*	2,600	(82,290)
Kakaku.com, Inc. (Japan)	25,200	(362,248)
New Relic, Inc.*	2,800	(120,428)
United Internet AG (Germany)	9,865	(542,911)
Zillow Group, Inc. (Class C Stock)*	12,500	(612,625)

		(2,425,090)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(641,725)
Blackhawk Network Holdings, Inc.*	8,900	(388,040)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Broadridge Financial Solutions, Inc.	1,500	$(113,340)
FleetCor Technologies, Inc.*	1,100	(158,631)
Genpact Ltd. (Bermuda)	7,000	(194,810)
Nets A/S (Denmark)*	5,457	(108,521)
Obic Co. Ltd. (Japan)	2,100	(129,309)
Paychex, Inc.	4,100	(233,454)
PayPal Holdings, Inc.*	13,000	(697,710)
Sabre Corp.	7,900	(171,983)
Square, Inc. (Class A Stock)*	31,700	(743,682)
Teradata Corp.*	3,900	(115,011)
Vantiv, Inc. (Class A Stock)*	8,700	(551,058)
Visa, Inc. (Class A Stock)	4,200	(393,876)
WEX, Inc.*	4,300	(448,361)

		(5,089,511)

Leisure Products — 0.0%
Amer Sports Oyj (Finland)	2,277	(56,952)
Mattel, Inc.	26,200	(564,086)
Shimano, Inc. (Japan)	1,600	(254,046)
Vista Outdoor, Inc.*	10,200	(229,602)

		(1,104,686)

Life Sciences Tools & Services — 0.0%
Bio-Techne Corp.	900	(105,750)
Luminex Corp.	400	(8,448)
Pacific Biosciences of California, Inc.*	15,900	(56,604)
Quintiles IMS Holdings, Inc.*	400	(35,800)

		(206,602)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	4,300	(105,780)
Alfa Laval AB (Sweden)	2,607	(53,359)
CIRCOR International, Inc.	2,100	(124,698)
Duerr AG (Germany)	940	(111,872)
FANUC Corp. (Japan)	600	(116,127)
Flowserve Corp.	11,800	(547,874)
GEA Group AG (Germany)	6,481	(266,117)
Hino Motors Ltd. (Japan)	2,700	(30,147)
Hitachi Construction Machinery Co. Ltd. (Japan)	600	(15,094)
IHI Corp. (Japan)	59,000	(201,626)
John Bean Technologies Corp.	1,400	(137,200)
Kawasaki Heavy Industries Ltd. (Japan)	104,000	(309,569)
Krones AG (Germany)	614	(71,176)
MINEBEA MITSUMI, Inc. (Japan)	4,400	(71,157)
Mitsubishi Heavy Industries Ltd. (Japan)	28,000	(115,280)
Nabtesco Corp. (Japan)	600	(17,498)
NGK Insulators Ltd. (Japan)	900	(18,043)
NTN Corp. (Japan)	28,000	(130,295)
OC Oerlikon Corp. AG (Switzerland)	13,718	(180,538)
RBC Bearings, Inc.*	1,100	(111,936)
SMC Corp. (Japan)	300	(91,708)
Trinity Industries, Inc.	11,300	(316,739)
WABCO Holdings, Inc.*	2,200	(280,522)
Wabtec Corp.	7,100	(649,650)
Xylem, Inc.	5,300	(293,779)

		(4,367,784)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
Kirby Corp.*	4,100	$(274,085)
Mitsui OSK Lines Ltd. (Japan)	6,000	(17,717)
Nippon Yusen KK (Japan)	267,000	(499,153)

		(790,955)

Media — (0.1)%
Altice NV (Netherlands) (Class A Stock)*	32,441	(747,422)
AMC Entertainment Holdings, Inc. (Class A Stock)	7,500	(170,625)
Axel Springer SE (Germany)	2,501	(150,438)
Dentsu, Inc. (Japan)	300	(14,392)
EW Scripps Co. (The) (Class A Stock)*	6,600	(117,546)
IMAX Corp.*	15,000	(330,000)
Liberty Broadband Corp. (Class A Stock)*	1,500	(128,685)
Liberty Broadband Corp. (Class C Stock)*	4,800	(416,400)
Lions Gate Entertainment Corp. (Class A Stock)*	7,000	(197,540)
Madison Square Garden Co. (The) (Class A Stock)*	400	(78,760)
Mediaset SpA (Italy)*	55,487	(218,604)
Nexstar Media Group, Inc. (Class A Stock)	5,000	(299,000)
Omnicom Group, Inc.	6,700	(555,430)
ProSiebenSat.1 Media SE (Germany)	10,972	(460,271)
Schibsted ASA (Norway) (Class A Stock)	7,315	(176,678)
Telenet Group Holding NV (Belgium)*	1,632	(102,808)

		(4,164,599)

Metals & Mining — (0.1)%
AK Steel Holding Corp.*	63,500	(417,195)
Allegheny Technologies, Inc.	18,400	(312,984)
Compass Minerals International, Inc.	3,900	(254,670)
JFE Holdings, Inc. (Japan)	11,600	(201,974)
Kobe Steel Ltd. (Japan)	58,200	(600,114)
Mitsubishi Materials Corp. (Japan)	2,500	(75,866)
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,700	(61,184)
Norsk Hydro ASA (Norway)	33,684	(186,407)
Salzgitter AG (Germany)	541	(22,079)
Sumitomo Metal Mining Co. Ltd. (Japan)	13,000	(173,759)
thyssenkrupp AG (Germany)	6,678	(190,323)
TimkenSteel Corp.*	4,200	(64,554)
United States Steel Corp.	24,800	(549,072)

		(3,110,181)

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	8,800	(187,352)
Apollo Commercial Real Estate Finance, Inc.	9,700	(179,935)

		(367,287)

Multiline Retail — 0.0%
Don Quijote Holdings Co. Ltd. (Japan)	2,500	(94,987)
Isetan Mitsukoshi Holdings Ltd. (Japan)	11,800	(118,710)
J Front Retailing Co. Ltd. (Japan)	2,000	(30,821)
Marui Group Co. Ltd. (Japan)	12,000	(177,310)

		(421,828)

Multi-Utilities — (0.1)%
Ameren Corp.	2,700	(147,609)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
Black Hills Corp.	2,600	$(175,422)
Consolidated Edison, Inc.	7,100	(573,822)
Dominion Energy, Inc.	7,600	(582,388)
E.ON SE (Germany)	66,450	(627,287)
Innogy SE (Germany)	1,666	(65,568)
RWE AG (Germany)	34,956	(698,276)
Sempra Energy	800	(90,200)

		(2,960,572)

Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co.*	40,500	(429,705)
Concho Resources, Inc.*	5,600	(680,568)
Continental Resources, Inc.*	8,100	(261,873)
EQT Corp.	7,700	(451,143)
Gulfport Energy Corp.*	20,100	(296,475)
Koninklijke Vopak NV (Netherlands)	968	(44,856)
Matador Resources Co.*	12,200	(260,714)
Murphy Oil Corp.	21,000	(538,230)
Oasis Petroleum, Inc.*	48,300	(388,815)
Occidental Petroleum Corp.	9,200	(550,804)
Parsley Energy, Inc. (Class A Stock)*	16,700	(463,425)
PDC Energy, Inc.*	12,800	(551,808)
Range Resources Corp.	11,500	(266,455)
RSP Permian, Inc.*	3,700	(119,399)
SemGroup Corp. (Class A Stock)	3,800	(102,600)
Statoil ASA (Norway)	8,846	(146,687)
Whiting Petroleum Corp.*	62,200	(342,722)

		(5,896,279)

Paper & Forest Products — 0.0%
KapStone Paper and Packaging Corp.	3,500	(72,205)

Personal Products — 0.0%
Beiersdorf AG (Germany)	386	(40,600)
Coty, Inc. (Class A Stock)	18,400	(345,184)
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	(604,674)
Kose Corp. (Japan)	600	(65,802)
Nu Skin Enterprises, Inc. (Class A Stock)	2,800	(175,952)

		(1,232,212)

Pharmaceuticals — 0.0%
Chugai Pharmaceutical Co. Ltd. (Japan)	5,100	(191,076)
Dermira, Inc.*	4,600	(134,044)
Eisai Co. Ltd. (Japan)	2,900	(160,450)
Horizon Pharma PLC*	28,800	(341,856)
Impax Laboratories, Inc.*	15,000	(241,500)
Medicines Co. (The)*	11,500	(437,115)
Nektar Therapeutics*	14,000	(273,700)
Nippon Shinyaku Co. Ltd. (Japan)	2,100	(134,430)
Ono Pharmaceutical Co. Ltd. (Japan)	9,600	(209,389)
Paratek Pharmaceuticals, Inc.*	2,400	(57,840)
Santen Pharmaceutical Co. Ltd. (Japan)	5,200	(70,632)
Vifor Pharma AG (Switzerland)	480	(53,020)

		(2,305,052)

Professional Services — 0.0%
Equifax, Inc.	4,200	(577,164)
IHS Markit Ltd.*	9,500	(418,380)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC	4,900	$(189,434)
Verisk Analytics, Inc.*	3,700	(312,169)
WageWorks, Inc.*	2,200	(147,840)

		(1,644,987)

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)*	1,100	(135,124)

Road & Rail — 0.0%
AMERCO	200	(73,212)
Genesee & Wyoming, Inc. (Class A Stock)*	5,300	(362,467)
Keikyu Corp. (Japan)	10,000	(120,603)
Keio Corp. (Japan)	23,000	(192,792)
Kintetsu Group Holdings Co. Ltd. (Japan)	53,000	(204,478)
Knight Transportation, Inc.	8,800	(326,040)
Kyushu Railway Co. (Japan)	700	(22,704)
Nankai Electric Railway Co. Ltd. (Japan)	23,000	(119,107)
Odakyu Electric Railway Co. Ltd. (Japan)	14,300	(289,014)
Ryder System, Inc.	2,000	(143,960)
Sotetsu Holdings, Inc. (Japan)	7,000	(34,746)
Tobu Railway Co. Ltd. (Japan)	3,000	(16,390)
Tokyu Corp. (Japan)	25,000	(191,040)
Werner Enterprises, Inc.	6,900	(202,515)

		(2,299,068)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	48,300	(602,784)
ams AG (Austria)	4,771	(309,599)
Cavium, Inc.*	10,100	(627,513)
Cree, Inc.*	19,400	(478,210)
Cypress Semiconductor Corp.	39,900	(544,635)
Ichor Holdings Ltd.*	4,000	(80,640)
Inphi Corp.*	8,200	(281,260)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	8,300	(462,891)
MaxLinear, Inc.*	4,700	(131,083)
Microchip Technology, Inc.	7,400	(571,132)
NeoPhotonics Corp.*	4,300	(33,196)
Qorvo, Inc.*	4,700	(297,604)
Veeco Instruments, Inc.*	4,400	(122,540)

		(4,543,087)

Software — (0.1)%
Blackbaud, Inc.	1,400	(120,050)
BroadSoft, Inc.*	2,900	(124,845)
CA, Inc.	3,200	(110,304)
Guidewire Software, Inc.*	4,500	(309,195)
HubSpot, Inc.*	7,600	(499,700)
Nintendo Co. Ltd. (Japan)	600	(200,875)
Proofpoint, Inc.*	9,200	(798,836)
PROS Holdings, Inc.*	2,000	(54,780)
ServiceNow, Inc.*	7,600	(805,600)
Splunk, Inc.*	9,800	(557,522)
Tableau Software, Inc. (Class A Stock)*	7,700	(471,779)
Trend Micro, Inc. (Japan)	900	(46,515)
Ultimate Software Group, Inc. (The)*	2,100	(441,126)
Workday, Inc. (Class A Stock)*	8,100	(785,700)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Zendesk, Inc.*	6,100	$(169,458)

		(5,496,285)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	4,400	(512,996)
AutoZone, Inc.*	940	(536,232)
Camping World Holdings, Inc. (Class A Stock)	1,400	(43,190)
Children’s Place, Inc. (The)	4,600	(469,660)
Fast Retailing Co. Ltd. (Japan)	1,000	(334,425)
Fielmann AG (Germany)	1,628	(125,651)
Guess?, Inc.	5,900	(75,402)
Hennes & Mauritz AB (Sweden) (Class B Stock)	11,185	(278,865)
Monro Muffler Brake, Inc.	7,200	(300,600)
Murphy USA, Inc.*	2,200	(163,042)
O’Reilly Automotive, Inc.*	2,400	(524,976)
Tiffany & Co.	8,600	(807,282)
Tractor Supply Co.	7,100	(384,891)

		(4,557,212)

Technology Hardware, Storage & Peripherals — 0.0%
Cray, Inc.*	4,400	(80,960)
Diebold Nixdorf, Inc.	10,400	(291,200)
Electronics For Imaging, Inc.*	8,700	(412,206)
Pure Storage, Inc. (Class A Stock)*	4,500	(57,645)
Ricoh Co. Ltd. (Japan)	37,700	(333,970)
Stratasys Ltd.*	7,500	(174,825)

		(1,350,806)

Textiles, Apparel & Luxury Goods — (0.1)%
Asics Corp. (Japan)	8,900	(165,403)
Deckers Outdoor Corp.*	5,700	(389,082)
Hanesbrands, Inc.	25,300	(585,948)
HUGO BOSS AG (Germany)	227	(15,913)
NIKE, Inc. (Class B Stock)	10,000	(590,000)
VF Corp.	10,400	(599,040)

		(2,345,386)

Thrifts & Mortgage Finance — 0.0%
New York Community BanCorp, Inc.	27,200	(357,136)
Northwest Bancshares, Inc.	5,100	(79,611)

		(436,747)

Tobacco — 0.0%
Vector Group Ltd.	12,678	(270,295)

Trading Companies & Distributors — 0.0%
Air Lease Corp.	8,700	(325,032)
NOW, Inc.*	24,200	(389,136)
SiteOne Landscape Supply, Inc.*	5,200	(270,712)

		(984,880)

Transportation Infrastructure — 0.0%
Mitsubishi Logistics Corp. (Japan)	2,000	(26,687)

Water Utilities — 0.0%
Aqua America, Inc.	7,100	(236,430)

COMMON STOCKS (continued)	Shares		Value
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA (Luxembourg), SDR		2,037	$(120,485)
Tele2 AB (Sweden) (Class B Stock)		14,848	(155,602)

			(276,087)

TOTAL SECURITIES SOLD SHORT (proceeds received $136,162,355)			(149,285,557)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
90 Day Euro Dollar Futures,
expiring 03/19/18, Strike Price 98.75		438	(6,563)
expiring 03/19/18, Strike Price 98.75		415	(6,225)
5 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $118.25		8	(1,001)
expiring 07/21/17, Strike Price $118.75		32	(1,250)
expiring 08/25/17, Strike Price $119.75		8	(251)
10 Year Euro-Bund Futures,
expiring 07/21/17, Strike Price 162.50	EUR	4	(2,376)
expiring 07/21/17, Strike Price 164.00	EUR	9	(1,336)
expiring 07/21/17, Strike Price 165.00	EUR	56	(2,558)
expiring 08/25/17, Strike Price 164.00	EUR	40	(20,102)
expiring 08/25/17, Strike Price 165.00	EUR	8	(2,102)
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $127.50		55	(2,578)
expiring 08/25/17, Strike Price $126.50		24	(10,125)
expiring 08/25/17, Strike Price $127.00		32	(9,000)
expiring 08/25/17, Strike Price $127.50		29	(5,891)
expiring 08/25/17, Strike Price $127.50		19	(3,859)
expiring 08/25/17, Strike Price $128.00		17	(2,391)
expiring 08/25/17, Strike Price $129.00		1	(63)
20 Year U.S. Treasury Bonds Futures,
expiring 07/21/17, Strike Price $157.00		64	(14,000)
expiring 07/21/17, Strike Price $158.00		12	(1,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value
Call Options (continued)
expiring 07/21/17, Strike Price $ 159.00			16	$(1,500)
expiring 07/21/17, Strike Price $ 160.00			6	(375)
expiring 08/25/17, Strike Price $ 157.00			88	(64,625)
expiring 08/25/17, Strike Price $ 158.00			20	(10,313)
British Pound Futures,
expiring 07/07/17, Strike Price 128.00			8	(18,675)
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price 4.17	Citigroup Global Markets	EUR	140,000	(29,309)
Currency Option United States Dollar vs Brazilian Real,
expiring 09/27/17, Strike Price 3.51	JPMorgan Chase		320,000	(40,950)
expiring 10/02/17, Strike Price 3.55	Credit Suisse First Boston Corp.		70,000	(7,964)
expiring 11/17/17, Strike Price 4.25	Deutsche Bank AG		340,000	(8,152)
Currency Option United States Dollar vs Canadian Dollar,
expiring 07/08/17, Strike Price 1.38	JPMorgan Chase		1,690	—
Currency Option United States Dollar vs South African Rand,
expiring 07/06/17, Strike Price 14.40	Goldman Sachs & Co.		210,000	(20)
Euro Dollar Futures,
expiring 08/04/17, Strike Price 1.13			1,000	(20,000)
expiring 09/08/17, Strike Price 1.17			1,000	(5,500)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/22/24, Strike Price 43.27%	JPMorgan Chase		800	(167)
expiring 05/16/24, Strike Price 4.00%	JPMorgan Chase		200	(43)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price 3.00%	Goldman Sachs & Co.	EUR	500	(5,826)
Interest Rate Swaptions, Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR,
expiring 11/07/17	Royal Bank of Scotland Group PLC		210,000	(913)
Japanese Yen Futures,
expiring 07/07/17, Strike Price 90.00			10	(1,300)
expiring 07/08/17, Strike Price 90.50			10	(700)

				(309,691)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value
Put Options — 0.0%
5 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $118.00			39	$(14,930)
10 Year Euro-Bund Futures,
expiring 07/21/17, Strike Price 162.00		EUR	28	(28,143)
expiring 07/21/17, Strike Price 162.50		EUR	8	(10,508)
expiring 07/21/17, Strike Price 163.50		EUR	20	(42,260)
expiring 07/21/17, Strike Price 164.00		EUR	12	(30,975)
expiring 08/25/17, Strike Price 160.50		EUR	18	(16,241)
expiring 09/11/17, Strike Price 162.00		EUR	24	(37,280)
expiring 09/11/17, Strike Price 163.50		EUR	12	(30,427)
expiring 09/11/17, Strike Price 164.00		EUR	16	(46,965)
10 Year U.S. Treasury Notes Futures,
expiring 07/21/17, Strike Price $124.00			49	(6,891)
expiring 07/21/17, Strike Price $125.50			20	(10,625)
expiring 07/21/17, Strike Price $126.00			55	(42,109)
expiring 08/25/17, Strike Price $124.00			19	(6,828)
expiring 08/25/17, Strike Price $125.50			29	(13,594)
20 Year U.S. Treasury Bonds Futures,
expiring 07/21/17, Strike Price $152.00			18	(10,688)
expiring 07/21/17, Strike Price $154.00			12	(15,188)
expiring 07/21/17, Strike Price $155.00			26	(49,969)
expiring 07/21/17, Strike Price $155.50			8	(18,375)
expiring 08/25/17, Strike Price $151.00			12	(11,625)
expiring 08/25/17, Strike Price $153.00			12	(19,500)
Currency Option British Pound vs United States Dollar,
expiring 07/05/17, Strike Price 1.27	Deutsche Bank AG	GBP	50,000	(3)
expiring 07/06/17, Strike Price 1.27	Morgan Stanley	GBP	60,000	(17)
Currency Option Canadian Dollar vs Japanese Yen,
expiring 06/19/18, Strike Price 76.70	Goldman Sachs & Co.	CAD	140,000	(14,261)
Currency Option Euro vs Turkish Lira,
expiring 09/27/17, Strike Price 3.95	Citigroup Global Markets	EUR	140,000	(7,838)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value
Put Options (continued)
Currency Option United States Dollar vs Brazilian Real, expiring 08/02/17, Strike Price 3.08	JPMorgan Chase	1,900	$(384)
Currency Option United States Dollar vs Mexican Peso, expiring 07/28/17, Strike Price 18.74	JPMorgan Chase	2,550	(84,623)
Currency Option United States Dollar vs South African Rand, expiring 08/11/17, Strike Price 12.74	JPMorgan Chase	1,700	(10,236)
Euro Dollar Futures, expiring 08/04/17, Strike Price 1.11		500	(200)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price 34.81%	JPMorgan Chase	1,900	(7,866)
expiring 04/07/20, Strike Price 216.69%	Citigroup Global Markets	2,700	(5)
expiring 09/29/20, Strike Price 217.97%	Citigroup Global Markets	500	(2)
expiring 09/29/20, Strike Price 217.97%	Citigroup Global Markets	300	(1)
expiring 10/02/20, Strike Price 0.00%	JPMorgan Chase	1,000	(5,557)
Interest Rate Swaptions,
Receive a fixed rate of 2.60% and pay a floating rate based on 3 Month LIBOR, expiring 11/07/17	Royal Bank of Scotland Group PLC	210,000	(18,462)
Japanese Yen Futures,
expiring 07/07/17, Strike Price 86.50		10	(50)
expiring 07/07/17, Strike Price 88.00		10	(600)
expiring 07/07/17, Strike Price 89.00		1	(425)
expiring 07/07/17, Strike Price 90.50		10	(14,700)

			(628,351)

TOTAL OPTIONS WRITTEN (premiums received $1,098,661)			(938,042)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.5% (cost $4,806,332,151)	$5,644,065,909
Other assets in excess of liabilities(z) — 0.5%	30,274,682

NET ASSETS — 100.0%	$5,674,340,591

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $189,948 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,797,342; cash collateral of $38,602,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $798,117. The aggregate value of $157,436 is 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $9,637,636 is 0.2% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
85	90 Day Euro Dollar	Mar. 2018	$20,882,463	$20,918,500	$36,037
143	90 Day Euro Dollar	Dec. 2018	35,151,725	35,106,500	(45,225)
88	2 Year U.S. Treasury Notes	Sep. 2017	19,032,750	19,017,625	(15,125)
3	5 Year Euro-Bobl	Sep. 2017	455,924	451,264	(4,660)
2,450	5 Year U.S. Treasury Notes	Sep. 2017	289,581,707	288,698,048	(883,659)
36	10 Year Australian Treasury Bonds	Sep. 2017	27,876,082	27,822,495	(53,587)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
9	10 Year Canadian Government Bonds	Sep. 2017	$1,009,014	$975,440	$(33,574)
212	10 Year Euro-Bund	Sep. 2017	39,793,864	39,194,600	(599,264)
40	10 Year Japanese Bonds	Sep. 2017	53,490,998	53,384,308	(106,690)
133	10 Year U.K. Gilt	Sep. 2017	22,017,911	21,752,078	(265,833)
641	10 Year U.S. Treasury Notes	Sep. 2017	80,686,970	80,465,532	(221,438)
87	10 Year U.S. Ultra Treasury Notes	Sep. 2017	11,750,870	11,728,688	(22,182)
559	20 Year U.S. Treasury Bonds	Sep. 2017	86,041,498	85,911,313	(130,185)
178	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	29,263,100	29,525,750	262,650
28	Australian Dollar Currency	Sep. 2017	2,107,050	2,149,000	41,950
4	British Pound Currency	Sep. 2017	317,250	326,125	8,875
40	CAC40 10 Euro	Jul. 2017	2,398,120	2,337,529	(60,591)
58	Canadian Dollar Currency	Sep. 2017	4,341,225	4,479,920	138,695
65	DAX Index	Sep. 2017	23,693,347	22,865,889	(827,458)
35	Euro Currency	Sep. 2017	4,964,167	5,016,813	52,646
1,460	Euro STOXX 50 Index	Sep. 2017	59,055,677	57,213,377	(1,842,300)
170	Euro-BTP Italian Government Bond	Sep. 2017	26,035,738	26,239,578	203,840
219	Euro-OAT	Sep. 2017	37,554,869	37,139,502	(415,367)
34	FTSE 100 Index	Sep. 2017	3,301,493	3,207,234	(94,259)
1	Hang Seng China Enterprises Index	Jul. 2017	164,132	163,850	(282)
13	Japanese Yen Currency	Sep. 2017	1,488,781	1,447,875	(40,906)
25	Mexican Peso	Sep. 2017	685,850	681,125	(4,725)
19	Mini MSCI Emerging Markets Index	Sep. 2017	960,944	957,885	(3,059)
70	Russell 2000 Mini Index	Sep. 2017	4,963,637	4,950,050	(13,587)
16	Russian Ruble Currency	Sep. 2017	660,500	668,200	7,700
95	S&P 500 E-Mini Index	Sep. 2017	11,535,905	11,499,275	(36,630)
57	S&P 500 Index	Sep. 2017	34,570,500	34,497,825	(72,675)
60	S&P Mid Cap 400 E-Mini Index	Sep. 2017	10,542,300	10,476,600	(65,700)
547	TOPIX Index	Sep. 2017	77,957,324	78,372,128	414,804
99	U.S. Dollar Index	Sep. 2017	9,599,187	9,446,679	(152,508)
16	Yen Denominated Nikkei 225 Index	Sep. 2017	1,430,550	1,427,162	(3,388)

					(4,847,660)

Short Positions:
299	90 Day Euro Dollar	Sep. 2017	73,733,635	73,737,138	(3,503)
1,678	90 Day Euro Dollar	Dec. 2017	413,454,998	413,312,374	142,624
64	90 Day Euro Dollar	Jun. 2018	15,746,200	15,738,400	7,800
13	90 Day Euro Dollar	Sep. 2018	3,190,938	3,194,425	(3,487)
119	90 Day Euro Dollar	Mar. 2019	29,176,297	29,198,138	(21,841)
39	90 Day Euro EURIBOR	Dec. 2017	11,167,836	11,167,722	114
75	2 Year U.S. Treasury Notes	Sep. 2017	16,230,953	16,208,204	22,749
33	5 Year Euro-Bobl	Sep. 2017	5,004,203	4,963,908	40,295
108	5 Year U.S. Treasury Notes	Sep. 2017	12,756,656	12,726,281	30,375
112	10 Year Australian Treasury Bonds	Sep. 2017	86,806,719	86,639,532	167,187
13	10 Year Canadian Government Bonds	Sep. 2017	1,412,748	1,408,968	3,780
613	10 Year Euro-Bund	Sep. 2017	115,039,760	113,331,555	1,708,205
29	10 Year Japanese Bonds	Sep. 2017	38,821,215	38,703,623	117,592
15	10 Year Mini Japanese Government Bonds	Sep. 2017	2,008,313	2,003,512	4,801
85	10 Year U.K. Gilt	Sep. 2017	14,143,622	13,901,704	241,918
307	10 Year U.S. Treasury Notes	Sep. 2017	38,807,384	38,538,095	269,289
187	20 Year U.S. Treasury Bonds	Sep. 2017	28,522,576	28,739,563	(216,987)
15	30 Year Euro Buxl	Sep. 2017	2,868,972	2,801,471	67,501
47	Amsterdam Index	Jul. 2017	5,635,988	5,437,901	198,087
58	ASX SPI 200 Index	Sep. 2017	6,345,314	6,295,626	49,688
54	Euro STOXX 50 Index	Sep. 2017	2,184,593	2,116,111	68,482
9	Euro-BTP Italian Government Bond	Sep. 2017	1,376,709	1,389,154	(12,445)
5	Euro-OAT	Sep. 2017	854,467	847,934	6,533
3	FTSE 100 Index	Sep. 2017	287,265	282,991	4,274
21	FTSE/MIB Index	Sep. 2017	2,513,991	2,458,363	55,628
53	Hang Seng China Enterprises Index	Jul. 2017	3,497,681	3,460,381	37,300

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions (continued):
217	S&P 500 E-Mini Index	Sep. 2017	$26,354,803	$26,266,765	$88,038

					3,073,997

					$(1,773,663)

Commodity futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
149	Brent Crude	Sep. 2017	$7,526,255	$7,266,729	$(259,526)
13	Brent Crude	Mar. 2018	737,393	653,640	(83,753)
30	Coffee ‘C’	Sep. 2017	1,448,944	1,414,125	(34,819)
4	Coffee ‘C’	May 2018	221,288	202,650	(18,638)
59	Copper	Sep. 2017	3,858,725	3,998,725	140,000
23	Copper	Dec. 2017	1,496,465	1,568,025	71,560
12	Copper	May 2018	772,512	822,750	50,238
355	Corn	Sep. 2017	6,935,101	6,762,750	(172,351)
21	Cotton No. 2	Dec. 2017	756,008	720,195	(35,813)
50	Gasoline RBOB	Sep. 2017	3,100,184	3,155,040	54,856
6	Gasoline RBOB	Jan. 2018	339,125	346,979	7,854
78	Gold 100 OZ	Aug. 2017	9,706,460	9,689,940	(16,520)
5	Gold 100 OZ	Dec. 2017	608,200	624,800	16,600
9	Gold 100 OZ	Feb. 2018	1,111,260	1,127,700	16,440
57	Hard Red Winter Wheat	Sep. 2017	1,334,606	1,509,075	174,469
32	Lean Hogs	Aug. 2017	1,031,690	1,072,000	40,310
7	Lean Hogs	Apr. 2018	195,890	197,610	1,720
34	Live Cattle	Aug. 2017	1,651,500	1,581,680	(69,820)
7	Live Cattle	Feb. 2018	328,430	325,570	(2,860)
36	LME Copper	Sep. 2017	5,124,889	5,346,225	221,336
44	LME Nickel	Jul. 2017	2,624,526	2,469,720	(154,806)
34	LME Nickel	Sep. 2017	1,816,137	1,915,050	98,913
16	LME Nickel	Dec. 2017	961,818	906,432	(55,386)
5	LME Nickel	Feb. 2018	314,574	284,370	(30,204)
4	LME Nickel	Jun. 2018	216,618	229,152	12,534
56	LME PRI Aluminum	Jul. 2017	2,695,336	2,674,700	(20,636)
14	LME PRI Aluminum	Aug. 2017	642,964	669,988	27,024
49	LME PRI Aluminum	Sep. 2017	2,330,396	2,351,388	20,992
59	LME PRI Aluminum	Dec. 2017	2,831,614	2,844,906	13,292
10	LME PRI Aluminum	Mar. 2018	475,350	484,125	8,775
21	LME ZInc	Jul. 2017	1,376,111	1,447,294	71,183
20	LME ZInc	Sep. 2017	1,244,165	1,380,000	135,835
23	LME ZInc	Dec. 2017	1,622,916	1,587,000	(35,916)
5	LME ZInc	Mar. 2018	327,738	343,875	16,137
9	Low Sulphur Gas Oil	Aug. 2017	385,650	392,400	6,750
14	Natural Gas	Aug. 2017	428,920	424,900	(4,020)
95	Natural Gas	Sep. 2017	2,880,120	2,879,450	(670)
59	Natural Gas	Dec. 2017	2,054,587	1,927,530	(127,057)
26	Natural Gas	May 2018	742,300	732,680	(9,620)
138	No. 2 Soft Red Winter Wheat	Sep. 2017	3,154,687	3,629,400	474,713
6	NY Harbor ULSD	Aug. 2017	361,843	373,741	11,898
55	NY Harbor ULSD	Sep. 2017	3,344,867	3,443,517	98,650
20	Silver	Sep. 2017	1,727,005	1,662,700	(64,305)
14	Silver	Dec. 2017	1,220,365	1,171,240	(49,125)
5	Silver	May 2018	442,395	422,700	(19,695)
92	Soybean	Nov. 2017	4,329,725	4,391,850	62,125
74	Soybean Meal	Dec. 2017	2,283,890	2,302,880	18,990
83	Soybean Oil	Dec. 2017	1,609,470	1,660,331	50,861

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Commodity futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
13	Soybean Oil	Mar. 2018	$260,736	$262,001	$1,265
100	Sugar #11 (World)	Oct. 2017	1,586,458	1,546,720	(39,738)
14	Sugar #11 (World)	Mar. 2018	234,438	226,890	(7,548)
87	WTI Crude	Sep. 2017	4,053,039	4,027,230	(25,809)
13	WTI Crude	Oct. 2017	681,878	604,630	(77,248)
12	WTI Crude	Mar. 2018	644,660	572,400	(72,260)

					437,177

Short Positions:
38	Copper	Sep. 2017	2,541,426	2,575,450	(34,024)
6	LME Copper	Sep. 2017	853,245	891,038	(37,793)
44	LME Nickel	Jul. 2017	2,393,832	2,469,720	(75,888)
4	LME Nickel	Dec. 2017	226,548	226,608	(60)
5	LME Nickel	Feb. 2018	271,662	284,370	(12,708)
56	LME PRI Aluminum	Jul. 2017	2,652,905	2,674,700	(21,795)
14	LME PRI Aluminum	Aug. 2017	670,569	669,988	581
34	LME PRI Aluminum	Dec. 2017	1,613,698	1,639,438	(25,740)
21	LME ZInc	Jul. 2017	1,309,169	1,447,294	(138,125)
11	LME ZInc	Dec. 2017	718,450	759,000	(40,550)
1	LME ZInc	Mar. 2018	63,864	68,775	(4,911)
13	WTI Crude	Aug. 2017	591,119	598,519	(7,400)

					(398,413)

					$38,764

Cash and foreign currency of $16,269,719 and $224,490 has been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, and securities with combined market values of $5,398,839 and $12,419,076 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, to cover requirement for open futures contracts at June 30, 2017. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/15/17	Citigroup Global Markets	ARS	10,010	$597,362	$587,418	$(9,944)
Expiring 09/15/17	Citigroup Global Markets	ARS	2,005	119,610	115,738	(3,872)
Expiring 09/15/17	Morgan Stanley	ARS	4,808	287,193	277,565	(9,628)
Expiring 10/17/17	Citigroup Global Markets	ARS	10,920	659,819	620,591	(39,228)
Expiring 11/15/17	JPMorgan Chase	ARS	12,710	731,511	712,790	(18,721)
Expiring 03/23/18	JPMorgan Chase	ARS	22,119	1,195,837	1,171,020	(24,817)
Australian Dollar,
Expiring 07/05/17	JPMorgan Chase	AUD	834	631,457	640,964	9,507
Expiring 07/20/17	Barclays Capital Group	AUD	1,541	1,160,538	1,183,785	23,247
Expiring 08/02/17	Goldman Sachs & Co.	AUD	1,252	961,570	961,836	266
Expiring 08/10/17	Bank of America	AUD	146	111,670	111,743	73
Expiring 09/20/17	Barclays Capital Group	AUD	1,978	1,498,316	1,518,293	19,977
Expiring 09/20/17	Barclays Capital Group	AUD	1,246	941,629	956,591	14,962
Expiring 09/20/17	Citigroup Global Markets	AUD	7,786	5,812,290	5,978,031	165,741
Expiring 09/20/17	Citigroup Global Markets	AUD	4,380	3,292,317	3,362,965	70,648
Expiring 09/20/17	Citigroup Global Markets	AUD	3,909	2,939,957	3,001,446	61,489
Expiring 09/20/17	Citigroup Global Markets	AUD	3,056	2,287,897	2,346,074	58,177
Expiring 09/20/17	Citigroup Global Markets	AUD	3,055	2,282,496	2,345,289	62,793
Expiring 09/20/17	Citigroup Global Markets	AUD	2,944	2,188,929	2,260,090	71,161
Expiring 09/20/17	Citigroup Global Markets	AUD	2,438	1,817,029	1,871,958	54,929
Expiring 09/20/17	Citigroup Global Markets	AUD	2,382	1,771,213	1,828,905	57,692
Expiring 09/20/17	Citigroup Global Markets	AUD	2,286	1,713,793	1,755,173	41,380
Expiring 09/20/17	Citigroup Global Markets	AUD	1,707	1,278,626	1,310,621	31,995

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/20/17	Citigroup Global Markets	AUD	1,472	$1,108,093	$1,130,044	$21,951
Expiring 09/20/17	Citigroup Global Markets	AUD	18	13,360	13,821	461
Expiring 09/20/17	JPMorgan Chase	AUD	25,671	18,929,813	19,709,747	779,934
Expiring 09/20/17	JPMorgan Chase	AUD	765	564,034	587,361	23,327
Expiring 09/20/17	Morgan Stanley	AUD	13,428	9,903,506	10,309,877	406,371
Expiring 09/20/17	Morgan Stanley	AUD	4,541	3,452,625	3,486,862	34,237
Expiring 09/20/17	Morgan Stanley	AUD	4,228	3,188,330	3,246,487	58,157
Expiring 09/20/17	Morgan Stanley	AUD	3,955	2,952,936	3,036,626	83,690
Expiring 09/20/17	Morgan Stanley	AUD	3,302	2,467,796	2,535,444	67,648
Expiring 09/20/17	UBS AG	AUD	14,200	10,806,456	10,902,650	96,194
Brazilian Real,
Expiring 07/05/17	BNP Paribas	BRL	5,042	1,563,033	1,520,042	(42,991)
Expiring 07/05/17	BNP Paribas	BRL	861	257,846	259,655	1,809
Expiring 07/05/17	Deutsche Bank AG	BRL	3,056	923,726	921,352	(2,374)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	931	281,446	280,723	(723)
Expiring 07/20/17	Barclays Capital Group	BRL	5,540	1,651,427	1,664,564	13,137
Expiring 07/20/17	Barclays Capital Group	BRL	5,440	1,633,379	1,634,518	1,139
Expiring 08/02/17	Deutsche Bank AG	BRL	3,056	915,232	915,523	291
Expiring 08/02/17	JPMorgan Chase	BRL	1,883	563,000	564,056	1,056
Expiring 08/10/17	BNP Paribas	BRL	258	76,671	77,145	474
Expiring 10/03/17	Deutsche Bank AG	BRL	7,700	2,304,096	2,280,223	(23,873)
Expiring 10/03/17	Goldman Sachs & Co.	BRL	3,900	1,163,554	1,154,918	(8,636)
Expiring 10/03/17	Hong Kong & Shanghai Bank	BRL	6,400	1,911,875	1,895,250	(16,625)
British Pound,
Expiring 07/05/17	Barclays Capital Group	GBP	28,486	36,507,658	37,108,130	600,472
Expiring 07/05/17	Goldman Sachs & Co.	GBP	1,439	1,840,006	1,874,556	34,550
Expiring 07/05/17	Goldman Sachs & Co.	GBP	1,038	1,327,260	1,352,182	24,922
Expiring 07/05/17	Hong Kong & Shanghai Bank	GBP	508	656,033	661,761	5,728
Expiring 07/05/17	JPMorgan Chase	GBP	963	1,247,843	1,254,480	6,637
Expiring 07/05/17	JPMorgan Chase	GBP	651	843,558	848,045	4,487
Expiring 07/20/17	Barclays Capital Group	GBP	894	1,120,094	1,165,588	45,494
Expiring 07/20/17	Barclays Capital Group	GBP	140	180,603	182,469	1,866
Expiring 07/20/17	UBS AG	GBP	154	199,308	200,716	1,408
Expiring 08/10/17	Barclays Capital Group	GBP	2,774	3,507,745	3,617,740	109,995
Expiring 08/10/17	Goldman Sachs & Co.	GBP	1,807	2,285,153	2,356,341	71,188
Expiring 08/10/17	UBS AG	GBP	303	383,108	395,160	12,052
Expiring 09/20/17	Barclays Capital Group	GBP	7,731	9,868,571	10,095,524	226,953
Expiring 09/20/17	Barclays Capital Group	GBP	5,395	6,853,414	7,044,691	191,277
Expiring 09/20/17	Barclays Capital Group	GBP	2,314	2,951,145	3,021,275	70,130
Expiring 09/20/17	Barclays Capital Group	GBP	1,951	2,499,019	2,547,605	48,586
Expiring 09/20/17	Barclays Capital Group	GBP	1,616	2,063,804	2,109,747	45,943
Expiring 09/20/17	Citigroup Global Markets	GBP	5,022	6,378,502	6,557,754	179,252
Expiring 09/20/17	Morgan Stanley	GBP	34,927	45,143,367	45,607,375	464,008
Expiring 09/20/17	Morgan Stanley	GBP	4,784	6,116,529	6,247,080	130,551
Expiring 09/20/17	Morgan Stanley	GBP	4,312	5,510,530	5,630,002	119,472
Expiring 09/20/17	Morgan Stanley	GBP	4,302	5,513,606	5,617,151	103,545
Expiring 09/20/17	Morgan Stanley	GBP	3,005	3,814,232	3,923,276	109,044
Expiring 09/20/17	UBS AG	GBP	2,188	2,801,860	2,856,449	54,589
Expiring 09/20/17	UBS AG	GBP	125	159,770	163,225	3,455
Canadian Dollar,
Expiring 07/05/17	Hong Kong & Shanghai Bank	CAD	150	113,225	115,682	2,457
Expiring 07/05/17	JPMorgan Chase	CAD	9,264	7,067,624	7,144,657	77,033
Expiring 07/20/17	Barclays Capital Group	CAD	3,748	2,813,753	2,891,426	77,673
Expiring 08/15/17	Bank of America	CAD	441	338,684	340,349	1,665
Expiring 09/20/17	Barclays Capital Group	CAD	7,597	5,860,431	5,865,677	5,246
Expiring 09/20/17	Barclays Capital Group	CAD	6,454	4,859,613	4,983,238	123,625
Expiring 09/20/17	Barclays Capital Group	CAD	4,055	3,067,463	3,130,661	63,198
Expiring 09/20/17	Barclays Capital Group	CAD	2,669	2,020,760	2,061,190	40,430

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/20/17	Barclays Capital Group	CAD	1,194	$887,506	$922,009	$34,503
Expiring 09/20/17	Citigroup Global Markets	CAD	10,793	8,020,548	8,333,761	313,213
Expiring 09/20/17	Citigroup Global Markets	CAD	5,022	3,729,367	3,877,362	147,995
Expiring 09/20/17	Citigroup Global Markets	CAD	4,246	3,149,029	3,278,297	129,268
Expiring 09/20/17	Citigroup Global Markets	CAD	2,887	2,147,454	2,229,058	81,604
Expiring 09/20/17	Citigroup Global Markets	CAD	2,342	1,746,483	1,808,420	61,937
Expiring 09/20/17	Citigroup Global Markets	CAD	2,172	1,613,776	1,677,131	63,355
Expiring 09/20/17	Citigroup Global Markets	CAD	2,172	1,611,921	1,676,884	64,963
Expiring 09/20/17	Citigroup Global Markets	CAD	2,169	1,614,145	1,674,773	60,628
Expiring 09/20/17	Citigroup Global Markets	CAD	2,165	1,613,616	1,671,670	58,054
Expiring 09/20/17	Citigroup Global Markets	CAD	2,163	1,609,144	1,669,808	60,664
Expiring 09/20/17	Citigroup Global Markets	CAD	1,814	1,369,144	1,400,663	31,519
Expiring 09/20/17	JPMorgan Chase	CAD	16,563	12,661,867	12,789,302	127,435
Expiring 09/20/17	Morgan Stanley	CAD	10,343	7,858,327	7,986,417	128,090
Expiring 09/20/17	Morgan Stanley	CAD	4,880	3,695,883	3,768,204	72,321
Expiring 09/20/17	Morgan Stanley	CAD	4,454	3,360,406	3,439,096	78,690
Expiring 09/20/17	Morgan Stanley	CAD	1,895	1,408,903	1,463,398	54,495
Expiring 09/20/17	Morgan Stanley	CAD	1,248	945,192	963,948	18,756
Expiring 09/20/17	UBS AG	CAD	2,300	1,748,099	1,775,924	27,825
Chinese Renminbi,
Expiring 07/20/17	Barclays Capital Group	CNH	14,435	2,122,428	2,125,444	3,016
Expiring 07/20/17	Citigroup Global Markets	CNH	52,511	7,701,191	7,731,978	30,787
Expiring 08/28/17	Bank of America	CNH	4,338	625,862	636,919	11,057
Colombian Peso,
Expiring 07/05/17	Goldman Sachs & Co.	COP	2,455,500	800,000	805,108	5,108
Expiring 09/01/17	Barclays Capital Group	COP	688,419	223,980	223,959	(21)
Czech Koruna,
Expiring 02/01/18	JPMorgan Chase	CZK	51,921	2,112,301	2,306,550	194,249
Expiring 02/01/18	JPMorgan Chase	CZK	47,467	1,933,803	2,108,679	174,876
Expiring 02/01/18	JPMorgan Chase	CZK	41,519	1,697,878	1,844,451	146,573
Expiring 02/01/18	JPMorgan Chase	CZK	17,714	717,739	786,927	69,188
Expiring 02/01/18	JPMorgan Chase	CZK	17,307	703,334	768,850	65,516
Danish Krone,
Expiring 07/03/17	Bank of America	DKK	2,804	424,285	430,692	6,407
Expiring 07/03/17	BNP Paribas	DKK	1,665	240,335	255,792	15,457
Expiring 07/03/17	Citigroup Global Markets	DKK	36,414	5,486,928	5,594,231	107,303
Expiring 07/03/17	Goldman Sachs & Co.	DKK	6,912	1,006,882	1,061,810	54,928
Expiring 09/20/17	Citigroup Global Markets	DKK	133	20,190	20,525	335
Expiring 01/02/18	JPMorgan Chase	DKK	192	29,283	29,816	533
Expiring 04/03/18	Citigroup Global Markets	DKK	8,856	1,356,306	1,382,841	26,535
Euro,
Expiring 07/05/17	BNP Paribas	EUR	31,241	35,536,638	35,691,988	155,350
Expiring 07/05/17	BNP Paribas	EUR	1,549	1,761,988	1,769,691	7,703
Expiring 07/05/17	Citigroup Global Markets	EUR	603	675,899	688,911	13,012
Expiring 07/05/17	Citigroup Global Markets	EUR	474	533,986	541,532	7,546
Expiring 07/05/17	Citigroup Global Markets	EUR	245	274,273	279,906	5,633
Expiring 07/05/17	JPMorgan Chase	EUR	430	482,489	491,263	8,774
Expiring 07/05/17	JPMorgan Chase	EUR	197	220,395	225,067	4,672
Expiring 07/05/17	JPMorgan Chase	EUR	181	201,916	206,787	4,871
Expiring 07/20/17	Barclays Capital Group	EUR	1,670	1,833,820	1,909,539	75,719
Expiring 07/20/17	Barclays Capital Group	EUR	750	824,535	857,577	33,042
Expiring 07/20/17	Barclays Capital Group	EUR	530	577,859	606,021	28,162
Expiring 07/20/17	Barclays Capital Group	EUR	410	461,209	468,809	7,600
Expiring 07/20/17	Barclays Capital Group	EUR	290	325,059	331,596	6,537
Expiring 07/20/17	Barclays Capital Group	EUR	285	319,727	325,879	6,152
Expiring 07/20/17	Barclays Capital Group	EUR	270	301,395	308,728	7,333
Expiring 08/02/17	JPMorgan Chase	EUR	1,307	1,492,526	1,495,536	3,010
Expiring 08/10/17	UBS AG	EUR	36	40,289	41,073	784

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/20/17	Barclays Capital Group	EUR	20,038	$22,709,279	$22,987,363	$278,084
Expiring 09/20/17	Barclays Capital Group	EUR	1,028	1,161,074	1,178,788	17,714
Expiring 09/20/17	Citigroup Global Markets	EUR	3,828	4,322,110	4,391,454	69,344
Expiring 09/20/17	Citigroup Global Markets	EUR	1,762	1,990,134	2,021,354	31,220
Expiring 09/20/17	Citigroup Global Markets	EUR	1,534	1,734,270	1,759,794	25,524
Expiring 09/20/17	Citigroup Global Markets	EUR	1,268	1,421,973	1,454,652	32,679
Expiring 09/20/17	Citigroup Global Markets	EUR	1,268	1,430,235	1,454,651	24,416
Expiring 09/20/17	Citigroup Global Markets	EUR	845	950,812	969,768	18,956
Expiring 09/20/17	Citigroup Global Markets	EUR	845	953,297	969,768	16,471
Expiring 09/20/17	Citigroup Global Markets	EUR	845	953,375	969,767	16,392
Expiring 09/20/17	Citigroup Global Markets	EUR	821	927,369	941,582	14,213
Expiring 09/20/17	Citigroup Global Markets	EUR	423	478,015	484,884	6,869
Expiring 09/20/17	Citigroup Global Markets	EUR	423	478,857	484,884	6,027
Expiring 09/20/17	Citigroup Global Markets	EUR	397	447,316	455,792	8,476
Expiring 09/20/17	Citigroup Global Markets	EUR	367	414,446	421,020	6,574
Expiring 09/20/17	Citigroup Global Markets	EUR	56	63,242	64,242	1,000
Expiring 09/20/17	Morgan Stanley	EUR	76,977	86,984,787	88,307,083	1,322,296
Expiring 09/20/17	Morgan Stanley	EUR	500	573,496	573,817	321
Expiring 02/01/18	Barclays Capital Group	EUR	230	261,748	265,764	4,016
Expiring 02/01/18	JPMorgan Chase	EUR	85	98,591	98,731	140
Expiring 02/01/18	JPMorgan Chase	EUR	70	75,181	80,441	5,260
Hong Kong Dollar,
Expiring 08/10/17	Citigroup Global Markets	HKD	628	80,606	80,515	(91)
Indian Rupee,
Expiring 07/17/17	Charles Schwab	INR	63,401	970,105	978,536	8,431
Expiring 07/20/17	Barclays Capital Group	INR	492,218	7,557,462	7,593,703	36,241
Expiring 07/20/17	Barclays Capital Group	INR	34,950	540,478	539,193	(1,285)
Expiring 07/20/17	Citigroup Global Markets	INR	86,392	1,339,000	1,332,820	(6,180)
Expiring 07/20/17	Standard Chartered PLC	INR	53,720	818,586	828,763	10,177
Expiring 07/20/17	Standard Chartered PLC	INR	10,377	158,120	160,086	1,966
Expiring 12/04/17	Goldman Sachs & Co.	INR	96,769	1,469,312	1,466,969	(2,343)
Expiring 12/04/17	UBS AG	INR	53,720	819,522	814,364	(5,158)
Expiring 12/04/17	UBS AG	INR	50,678	773,000	768,252	(4,748)
Indonesian Rupiah,
Expiring 07/20/17	Charles Schwab	IDR	14,340,491	1,072,988	1,073,430	442
Expiring 09/15/17	Bank of America	IDR	23,360,364	1,742,141	1,736,357	(5,784)
Expiring 10/13/17	Barclays Capital Group	IDR	7,219,920	536,000	534,809	(1,191)
Expiring 10/13/17	Citigroup Global Markets	IDR	1,062,977	79,000	78,739	(261)
Expiring 10/13/17	JPMorgan Chase	IDR	1,342,560	98,929	99,449	520
Expiring 10/13/17	Standard Chartered PLC	IDR	10,429,080	770,812	772,525	1,713
Japanese Yen,
Expiring 07/05/17	Goldman Sachs & Co.	JPY	157,200	1,408,316	1,397,965	(10,351)
Expiring 07/05/17	Morgan Stanley	JPY	171,639	1,533,173	1,526,367	(6,806)
Expiring 07/05/17	Morgan Stanley	JPY	48,700	435,016	433,085	(1,931)
Expiring 08/10/17	Barclays Capital Group	JPY	2,226	20,059	19,831	(228)
Expiring 09/20/17	Barclays Capital Group	JPY	815,088	7,316,286	7,273,444	(42,842)
Expiring 09/20/17	Barclays Capital Group	JPY	530,882	4,790,525	4,737,324	(53,201)
Expiring 09/20/17	Barclays Capital Group	JPY	288,637	2,600,142	2,575,656	(24,486)
Expiring 09/20/17	Barclays Capital Group	JPY	211,265	1,906,234	1,885,223	(21,011)
Expiring 09/20/17	Barclays Capital Group	JPY	77,718	695,669	693,515	(2,154)
Expiring 09/20/17	Citigroup Global Markets	JPY	4,993,871	45,807,976	44,562,826	(1,245,150)
Expiring 09/20/17	Citigroup Global Markets	JPY	407,178	3,714,769	3,633,454	(81,315)
Expiring 09/20/17	Citigroup Global Markets	JPY	231,564	2,099,445	2,066,359	(33,086)
Expiring 09/20/17	Citigroup Global Markets	JPY	144,187	1,297,816	1,286,654	(11,162)
Expiring 09/20/17	Citigroup Global Markets	JPY	143,438	1,289,601	1,279,971	(9,630)
Expiring 09/20/17	Citigroup Global Markets	JPY	131,850	1,208,583	1,176,563	(32,020)
Expiring 09/20/17	Citigroup Global Markets	JPY	108,310	989,198	966,508	(22,690)
Expiring 09/20/17	Citigroup Global Markets	JPY	98,165	895,692	875,976	(19,716)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 09/20/17	Citigroup Global Markets	JPY	74,823	$676,902	$667,684	$(9,218)
Expiring 09/20/17	Morgan Stanley	JPY	730,614	6,535,988	6,519,639	(16,349)
Expiring 09/20/17	Morgan Stanley	JPY	661,891	6,024,075	5,906,386	(117,689)
Expiring 09/20/17	Morgan Stanley	JPY	439,919	3,984,363	3,925,623	(58,740)
Expiring 09/20/17	Morgan Stanley	JPY	388,153	3,509,195	3,463,685	(45,510)
Expiring 09/20/17	Morgan Stanley	JPY	340,277	3,032,864	3,036,463	3,599
Expiring 09/20/17	Morgan Stanley	JPY	146,296	1,317,303	1,305,469	(11,834)
Expiring 09/20/17	UBS AG	JPY	287,500	2,655,008	2,565,509	(89,499)
Expiring 09/20/17	UBS AG	JPY	37,500	337,094	334,632	(2,462)
Expiring 09/20/17	UBS AG	JPY	25,000	225,427	223,088	(2,339)
Malaysian Ringgit,
Expiring 09/18/17	UBS AG	MYR	6,376	1,495,385	1,480,208	(15,177)
Mexican Peso,
Expiring 07/20/17	Charles Schwab	MXN	11,276	597,917	619,142	21,225
Expiring 07/20/17	Charles Schwab	MXN	6,200	325,964	340,429	14,465
Expiring 07/20/17	Credit Suisse First Boston Corp.	MXN	8,310	463,629	456,286	(7,343)
Expiring 07/20/17	JPMorgan Chase	MXN	12,700	664,816	697,331	32,515
Expiring 07/31/17	Charles Schwab	MXN	17,377	900,000	952,313	52,313
Expiring 08/08/17	BNP Paribas	MXN	6,129	317,783	335,476	17,693
Expiring 08/08/17	Credit Suisse First Boston Corp.	MXN	24,702	1,368,577	1,352,142	(16,435)
Expiring 08/08/17	Standard Chartered PLC	MXN	2,533	140,000	138,668	(1,332)
Expiring 08/10/17	JPMorgan Chase	MXN	64,146	3,512,970	3,510,167	(2,803)
Expiring 03/01/18	BNP Paribas	MXN	19,460	980,926	1,032,934	52,008
New Taiwanese Dollar,
Expiring 09/18/17	Deutsche Bank AG	TWD	176,114	5,821,000	5,806,638	(14,362)
New Zealand Dollar,
Expiring 09/20/17	Barclays Capital Group	NZD	84,859	60,124,848	62,089,721	1,964,873
Expiring 09/20/17	Barclays Capital Group	NZD	9,787	7,030,281	7,160,564	130,283
Expiring 09/20/17	Barclays Capital Group	NZD	8,260	5,974,962	6,043,723	68,761
Expiring 09/20/17	Barclays Capital Group	NZD	4,698	3,407,922	3,437,281	29,359
Expiring 09/20/17	Barclays Capital Group	NZD	3,329	2,417,821	2,435,414	17,593
Expiring 09/20/17	Citigroup Global Markets	NZD	1,430	1,030,917	1,046,302	15,385
Expiring 09/20/17	Citigroup Global Markets	NZD	1,312	921,729	959,963	38,234
Expiring 09/20/17	Citigroup Global Markets	NZD	797	574,225	583,149	8,924
Expiring 09/20/17	Citigroup Global Markets	NZD	596	427,635	436,081	8,446
Expiring 09/20/17	Citigroup Global Markets	NZD	508	370,430	371,693	1,263
Expiring 09/20/17	Morgan Stanley	NZD	12,999	9,447,031	9,510,856	63,825
Expiring 09/20/17	Morgan Stanley	NZD	12,903	9,443,955	9,440,488	(3,467)
Expiring 09/20/17	Morgan Stanley	NZD	12,234	8,751,553	8,951,475	199,922
Expiring 09/20/17	Morgan Stanley	NZD	10,619	7,567,139	7,769,996	202,857
Expiring 09/20/17	Morgan Stanley	NZD	7,067	5,138,677	5,170,880	32,203
Expiring 09/20/17	Morgan Stanley	NZD	5,991	4,266,082	4,383,094	117,012
Expiring 09/20/17	Morgan Stanley	NZD	3,781	2,726,118	2,766,311	40,193
Norwegian Krone,
Expiring 09/20/17	Barclays Capital Group	NOK	24,930	2,934,638	2,990,915	56,277
Expiring 09/20/17	Barclays Capital Group	NOK	23,723	2,808,174	2,846,171	37,997
Expiring 09/20/17	Barclays Capital Group	NOK	8,637	1,033,244	1,036,213	2,969
Expiring 09/20/17	Citigroup Global Markets	NOK	40,705	4,814,718	4,883,595	68,877
Expiring 09/20/17	Citigroup Global Markets	NOK	6,618	793,773	793,990	217
Expiring 09/20/17	Citigroup Global Markets	NOK	2	239	239	—
Expiring 09/20/17	Morgan Stanley	NOK	46,117	5,451,105	5,532,840	81,735
Expiring 09/20/17	Morgan Stanley	NOK	30,139	3,556,713	3,615,948	59,235
Expiring 09/20/17	Morgan Stanley	NOK	21,208	2,521,474	2,544,362	22,888
Expiring 09/20/17	Morgan Stanley	NOK	14,424	1,690,825	1,730,533	39,708
Peruvian Nuevo Sol,
Expiring 08/22/17	BNP Paribas	PEN	2,464	750,000	754,902	4,902
Polish Zloty,
Expiring 07/20/17	Bank of America	PLN	1	127	137	10

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty (continued),
Expiring 09/15/17	Barclays Capital Group	PLN	7,679	$2,061,305	$2,071,573	$10,268
Russian Ruble,
Expiring 07/20/17	Barclays Capital Group	RUB	47,777	800,017	806,590	6,573
Expiring 07/20/17	Credit Suisse First Boston Corp.	RUB	52,782	874,845	891,086	16,241
Expiring 07/20/17	Morgan Stanley	RUB	179,547	3,111,146	3,031,188	(79,958)
Expiring 09/20/17	Bank of America	RUB	47,777	788,721	796,211	7,490
Expiring 09/21/17	Citigroup Global Markets	RUB	48,963	847,106	815,825	(31,281)
Expiring 09/21/17	Credit Suisse First Boston Corp.	RUB	60,550	991,000	1,008,896	17,896
Expiring 09/21/17	Credit Suisse First Boston Corp.	RUB	31,002	509,000	516,563	7,563
Singapore Dollar,
Expiring 09/20/17	Barclays Capital Group	SGD	2,593	1,872,833	1,885,642	12,809
Expiring 09/20/17	Barclays Capital Group	SGD	292	212,123	212,270	147
Expiring 09/20/17	Morgan Stanley	SGD	8,801	6,372,609	6,401,055	28,446
Expiring 09/20/17	Morgan Stanley	SGD	7,557	5,479,825	5,495,776	15,951
Expiring 09/20/17	Morgan Stanley	SGD	6,875	4,981,913	4,999,963	18,050
Expiring 09/20/17	Morgan Stanley	SGD	5,616	4,059,061	4,084,156	25,095
Expiring 09/20/17	Morgan Stanley	SGD	4,394	3,182,682	3,195,847	13,165
Expiring 09/20/17	Morgan Stanley	SGD	4,116	2,985,519	2,993,171	7,652
Expiring 09/20/17	Morgan Stanley	SGD	3,303	2,388,207	2,401,884	13,677
Expiring 09/20/17	Morgan Stanley	SGD	3,265	2,352,116	2,374,471	22,355
Expiring 09/20/17	Morgan Stanley	SGD	1,654	1,194,879	1,202,982	8,103
Expiring 09/20/17	Morgan Stanley	SGD	1,220	883,953	887,296	3,343
South African Rand,
Expiring 07/20/17	Morgan Stanley	ZAR	10,650	768,127	811,019	42,892
Expiring 08/14/17	Charles Schwab	ZAR	8,440	646,290	639,974	(6,316)
South Korean Won,
Expiring 07/20/17	Charles Schwab	KRW	2,679,191	2,356,576	2,342,394	(14,182)
Expiring 09/18/17	Citigroup Global Markets	KRW	358,881	316,000	314,046	(1,954)
Swedish Krona,
Expiring 08/02/17	JPMorgan Chase	SEK	8,970	1,060,950	1,066,849	5,899
Expiring 08/10/17	UBS AG	SEK	40,284	4,595,599	4,793,187	197,588
Expiring 09/20/17	Barclays Capital Group	SEK	34,292	3,961,139	4,089,763	128,624
Expiring 09/20/17	Barclays Capital Group	SEK	25,833	2,959,138	3,080,941	121,803
Expiring 09/20/17	Barclays Capital Group	SEK	12,814	1,478,311	1,528,243	49,932
Expiring 09/20/17	Citigroup Global Markets	SEK	50,530	5,847,529	6,026,450	178,921
Expiring 09/20/17	Citigroup Global Markets	SEK	231	26,780	27,550	770
Expiring 09/20/17	Morgan Stanley	SEK	46,316	5,323,785	5,523,843	200,058
Expiring 09/20/17	Morgan Stanley	SEK	22,870	2,634,888	2,727,554	92,666
Expiring 09/20/17	Morgan Stanley	SEK	17,533	2,017,365	2,091,002	73,637
Swiss Franc,
Expiring 09/20/17	Citigroup Global Markets	CHF	1,176	1,217,566	1,233,002	15,436
Expiring 09/20/17	Citigroup Global Markets	CHF	460	478,855	482,297	3,442
Expiring 09/20/17	Citigroup Global Markets	CHF	207	214,749	217,034	2,285
Expiring 09/20/17	Citigroup Global Markets	CHF	118	123,311	123,719	408
Expiring 09/20/17	Citigroup Global Markets	CHF	89	92,321	93,314	993
Expiring 09/20/17	UBS AG	CHF	4,625	4,815,000	4,849,178	34,178
Turkish Lira,
Expiring 07/20/17	Bank of America	TRY	2,920	777,423	825,088	47,665
Expiring 07/20/17	Bank of America	TRY	2,900	801,570	819,437	17,867
Expiring 08/10/17	Citigroup Global Markets	TRY	11,293	3,141,626	3,170,996	29,370
Expiring 08/10/17	Citigroup Global Markets	TRY	269	75,675	75,503	(172)
Expiring 08/10/17	JPMorgan Chase	TRY	11,456	3,188,936	3,216,617	27,681
Expiring 08/15/17	Citigroup Global Markets	TRY	897	252,000	251,351	(649)
Expiring 08/15/17	Credit Suisse First Boston Corp.	TRY	2,448	686,000	686,341	341
Expiring 08/15/17	Goldman Sachs & Co.	TRY	488	137,000	136,757	(243)
Expiring 08/15/17	Hong Kong & Shanghai Bank	TRY	1,133	319,000	317,719	(1,281)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 08/15/17	Hong Kong & Shanghai Bank	TRY	382	$107,000	$107,182	$182

				$933,182,180	$946,059,949	12,877,769

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/17	Citigroup Global Markets	AUD	7,078	$5,273,110	$5,439,745	$(166,635)
Expiring 07/05/17	JPMorgan Chase	AUD	1,998	1,477,506	1,535,548	(58,042)
Expiring 07/05/17	JPMorgan Chase	AUD	864	638,922	664,021	(25,099)
Expiring 07/20/17	Barclays Capital Group	AUD	2,189	1,638,002	1,681,746	(43,744)
Expiring 07/20/17	Barclays Capital Group	AUD	1,541	1,160,845	1,183,785	(22,940)
Expiring 07/20/17	Barclays Capital Group	AUD	1,541	1,159,346	1,183,785	(24,439)
Expiring 07/20/17	Barclays Capital Group	AUD	1,217	927,702	935,311	(7,609)
Expiring 08/10/17	Citigroup Global Markets	AUD	239	180,714	183,362	(2,648)
Expiring 08/10/17	Commonwealth Bank of Australia	AUD	136	102,907	104,387	(1,480)
Expiring 08/10/17	Goldman Sachs & Co.	AUD	2,006	1,519,282	1,541,127	(21,845)
Expiring 08/10/17	UBS AG	AUD	3,748	2,838,904	2,879,438	(40,534)
Expiring 09/20/17	Barclays Capital Group	AUD	37,671	27,970,448	28,923,614	(953,166)
Expiring 09/20/17	Barclays Capital Group	AUD	15,566	11,906,604	11,951,517	(44,913)
Expiring 09/20/17	Barclays Capital Group	AUD	13,002	10,000,740	9,982,658	18,082
Expiring 09/20/17	Barclays Capital Group	AUD	4,631	3,488,197	3,555,493	(67,296)
Expiring 09/20/17	Barclays Capital Group	AUD	2,382	1,806,675	1,829,062	(22,387)
Expiring 09/20/17	Barclays Capital Group	AUD	1,779	1,315,355	1,366,196	(50,841)
Expiring 09/20/17	Morgan Stanley	AUD	14,302	10,782,361	10,980,928	(198,567)
Expiring 09/20/17	Morgan Stanley	AUD	3,306	2,504,943	2,538,371	(33,428)
Brazilian Real,
Expiring 07/05/17	BNP Paribas	BRL	3,987	1,205,172	1,202,074	3,098
Expiring 07/05/17	BNP Paribas	BRL	1,055	319,000	317,968	1,032
Expiring 07/05/17	Deutsche Bank AG	BRL	3,056	920,720	921,352	(632)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	931	282,000	280,723	1,277
Expiring 07/05/17	Goldman Sachs & Co.	BRL	861	257,000	259,656	(2,656)
Expiring 07/20/17	Bank of America	BRL	3,208	969,829	963,797	6,032
Expiring 07/20/17	Bank of America	BRL	543	165,907	163,145	2,762
Expiring 07/20/17	Bank of America	BRL	540	164,913	162,168	2,745
Expiring 07/20/17	Barclays Capital Group	BRL	6,495	2,041,985	1,951,426	90,559
Expiring 07/20/17	Barclays Capital Group	BRL	2,064	647,042	620,155	26,887
Expiring 08/02/17	BNP Paribas	BRL	861	256,327	258,013	(1,686)
Expiring 08/10/17	Bank of America	BRL	2,887	868,625	863,520	5,105
Expiring 08/10/17	Bank of America	BRL	943	286,919	282,186	4,733
Expiring 08/10/17	Goldman Sachs & Co.	BRL	4,939	1,488,262	1,477,290	10,972
Expiring 08/10/17	Goldman Sachs & Co.	BRL	3,924	1,183,743	1,173,706	10,037
Expiring 08/10/17	Goldman Sachs & Co.	BRL	2,648	771,607	791,907	(20,300)
Expiring 08/10/17	Goldman Sachs & Co.	BRL	211	63,470	63,067	403
Expiring 08/10/17	JPMorgan Chase	BRL	705	211,662	210,798	864
Expiring 08/10/17	JPMorgan Chase	BRL	693	215,700	207,135	8,565
Expiring 10/03/17	BNP Paribas	BRL	5,900	1,721,120	1,747,183	(26,063)
Expiring 10/03/17	BNP Paribas	BRL	5,200	1,548,702	1,539,890	8,812
Expiring 10/03/17	JPMorgan Chase	BRL	6,900	2,029,412	2,043,316	(13,904)
Expiring 10/03/17	JPMorgan Chase	BRL	5,300	1,437,288	1,569,504	(132,216)
Expiring 10/03/17	Standard Chartered PLC	BRL	6,000	1,630,523	1,776,796	(146,273)
Expiring 01/03/18	BNP Paribas	BRL	420	116,327	122,560	(6,233)
Expiring 01/03/18	Deutsche Bank AG	BRL	4,000	1,126,231	1,167,242	(41,011)
Expiring 01/03/18	Deutsche Bank AG	BRL	3,800	1,001,404	1,108,879	(107,475)
Expiring 01/03/18	Deutsche Bank AG	BRL	2,400	635,323	700,345	(65,022)
Expiring 01/03/18	Deutsche Bank AG	BRL	1,300	360,278	379,354	(19,076)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 01/03/18	Hong Kong & Shanghai Bank	BRL	1,400	$412,090	$408,535	$3,555
Expiring 01/03/18	JPMorgan Chase	BRL	880	243,262	256,793	(13,531)
Expiring 04/03/18	BNP Paribas	BRL	1,300	344,327	373,906	(29,579)
Expiring 04/03/18	Citigroup Global Markets	BRL	11,400	3,441,198	3,278,872	162,326
Expiring 04/03/18	Citigroup Global Markets	BRL	3,100	921,933	878,778	43,155
Expiring 04/03/18	Morgan Stanley	BRL	7,500	2,236,803	2,157,152	79,651
Expiring 07/03/18	Bank of America	BRL	700	206,429	198,434	7,995
Expiring 07/03/18	BNP Paribas	BRL	800	228,245	226,781	1,464
Expiring 07/03/18	Citigroup Global Markets	BRL	3,100	922,894	878,779	44,115
Expiring 07/03/18	Deutsche Bank AG	BRL	8,400	2,402,809	2,381,206	21,603
Expiring 07/03/18	Goldman Sachs & Co.	BRL	3,000	905,578	862,861	42,717
Expiring 07/03/18	Hong Kong & Shanghai Bank	BRL	8,200	2,340,851	2,324,511	16,340
Expiring 07/03/18	JPMorgan Chase	BRL	8,700	2,541,259	2,466,249	75,010
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	904,449	878,778	25,671
Expiring 07/03/18	JPMorgan Chase	BRL	2,600	773,487	737,040	36,447
Expiring 07/03/18	Morgan Stanley	BRL	400	117,855	113,391	4,464
British Pound,
Expiring 07/05/17	Barclays Capital Group	GBP	2,504	3,217,280	3,261,910	(44,630)
Expiring 07/05/17	Citigroup Global Markets	GBP	27,826	35,803,188	36,248,361	(445,173)
Expiring 07/05/17	Citigroup Global Markets	GBP	5,430	6,986,678	7,073,550	(86,872)
Expiring 07/05/17	UBS AG	GBP	558	715,957	726,895	(10,938)
Expiring 08/02/17	Goldman Sachs & Co.	GBP	3,233	4,208,827	4,215,530	(6,703)
Expiring 08/02/17	UBS AG	GBP	28,486	36,540,331	37,143,083	(602,752)
Expiring 08/10/17	UBS AG	GBP	50	64,982	65,092	(110)
Expiring 09/20/17	Barclays Capital Group	GBP	21,642	27,934,198	28,259,802	(325,604)
Expiring 09/20/17	Barclays Capital Group	GBP	4,582	5,885,056	5,982,738	(97,682)
Expiring 09/20/17	Barclays Capital Group	GBP	3,414	4,424,252	4,457,432	(33,180)
Expiring 09/20/17	Barclays Capital Group	GBP	2,474	3,214,918	3,229,856	(14,938)
Expiring 09/20/17	Barclays Capital Group	GBP	2,258	2,924,620	2,948,615	(23,995)
Expiring 09/20/17	Barclays Capital Group	GBP	1,492	1,924,789	1,948,153	(23,364)
Expiring 09/20/17	Citigroup Global Markets	GBP	6,682	8,686,095	8,724,748	(38,653)
Expiring 09/20/17	Citigroup Global Markets	GBP	1,213	1,581,434	1,583,942	(2,508)
Expiring 09/20/17	Citigroup Global Markets	GBP	1,064	1,379,629	1,389,376	(9,747)
Expiring 09/20/17	Citigroup Global Markets	GBP	842	1,084,430	1,098,825	(14,395)
Expiring 09/20/17	Citigroup Global Markets	GBP	312	403,148	407,411	(4,263)
Expiring 09/20/17	Morgan Stanley	GBP	3,260	4,243,571	4,257,130	(13,559)
Expiring 09/20/17	Morgan Stanley	GBP	1,625	2,062,125	2,121,933	(59,808)
Canadian Dollar,
Expiring 07/05/17	BNP Paribas	CAD	9,414	6,995,535	7,260,338	(264,803)
Expiring 08/02/17	JPMorgan Chase	CAD	9,264	7,071,319	7,148,615	(77,296)
Expiring 08/15/17	JPMorgan Chase	CAD	1,671	1,219,797	1,289,623	(69,826)
Expiring 09/20/17	Barclays Capital Group	CAD	19,084	14,178,895	14,735,183	(556,288)
Expiring 09/20/17	Citigroup Global Markets	CAD	2,766	2,058,756	2,135,742	(76,986)
Expiring 09/20/17	Morgan Stanley	CAD	40,836	30,299,454	31,531,444	(1,231,990)
Expiring 09/20/17	Morgan Stanley	CAD	12,334	9,331,742	9,523,650	(191,908)
Expiring 09/20/17	Morgan Stanley	CAD	6,579	4,901,525	5,080,085	(178,560)
Expiring 09/20/17	Morgan Stanley	CAD	4,963	3,698,258	3,832,229	(133,971)
Expiring 09/20/17	Morgan Stanley	CAD	4,585	3,400,930	3,540,603	(139,673)
Chilean Peso,
Expiring 08/10/17	Citigroup Global Markets	CLP	146,830	218,214	220,928	(2,714)
Expiring 08/10/17	Citigroup Global Markets	CLP	144,173	214,830	216,930	(2,100)
Expiring 08/10/17	Citigroup Global Markets	CLP	43,682	64,782	65,727	(945)
Chinese Renminbi,
Expiring 07/20/17	Barclays Capital Group	CNH	52,511	7,582,425	7,731,978	(149,553)
Expiring 07/20/17	Barclays Capital Group	CNH	14,435	2,072,155	2,125,444	(53,289)
Expiring 08/28/17	Barclays Capital Group	CNH	4,338	625,709	636,920	(11,211)
Expiring 10/19/17	Barclays Capital Group	CNH	14,435	2,107,246	2,111,613	(4,367)
Expiring 10/19/17	Citigroup Global Markets	CNH	52,511	7,650,698	7,681,663	(30,965)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 07/05/17	Goldman Sachs & Co.	COP	2,455,500	$808,193	$805,108	$3,085
Czech Koruna,
Expiring 02/01/18	JPMorgan Chase	CZK	7,868	339,525	349,524	(9,999)
Expiring 02/01/18	JPMorgan Chase	CZK	4,142	183,505	183,995	(490)
Expiring 02/01/18	JPMorgan Chase	CZK	2,707	109,266	120,277	(11,011)
Danish Krone,
Expiring 07/03/17	Barclays Capital Group	DKK	6,206	946,700	953,419	(6,719)
Expiring 07/03/17	BNP Paribas	DKK	2,821	413,625	433,406	(19,781)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	12,705	1,912,712	1,951,851	(39,139)
Expiring 07/03/17	Goldman Sachs & Co.	DKK	8,856	1,334,941	1,360,534	(25,593)
Expiring 07/03/17	Standard Chartered PLC	DKK	29,300	4,402,578	4,501,317	(98,739)
Expiring 08/10/17	Goldman Sachs & Co.	DKK	2,143	321,513	329,990	(8,477)
Expiring 09/20/17	Citigroup Global Markets	DKK	2,950	444,324	455,258	(10,934)
Expiring 09/20/17	Citigroup Global Markets	DKK	1,073	162,633	165,590	(2,957)
Expiring 09/20/17	Citigroup Global Markets	DKK	4	610	617	(7)
Expiring 09/20/17	Citigroup Global Markets	DKK	2	302	309	(7)
Expiring 10/02/17	Bank of America	DKK	2,804	426,473	432,950	(6,477)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	15,505	2,389,339	2,394,497	(5,158)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	4,707	689,670	726,920	(37,250)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	1,595	244,262	246,322	(2,060)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	4,582	701,685	707,616	(5,931)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	2,090	322,452	322,767	(315)
Expiring 10/02/17	JPMorgan Chase	DKK	625	95,791	96,521	(730)
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	1,126	171,620	173,903	(2,283)
Expiring 01/02/18	BNP Paribas	DKK	15,064	2,221,501	2,339,239	(117,738)
Expiring 01/02/18	Goldman Sachs & Co.	DKK	624	95,168	96,899	(1,731)
Expiring 01/02/18	JPMorgan Chase	DKK	20,366	3,009,942	3,162,569	(152,627)
Expiring 01/02/18	Morgan Stanley	DKK	18,483	2,713,300	2,870,165	(156,865)
Expiring 01/02/18	UBS AG	DKK	10,142	1,485,471	1,574,918	(89,447)
Expiring 04/03/18	BNP Paribas	DKK	8,157	1,215,051	1,273,637	(58,586)
Expiring 04/03/18	Citigroup Global Markets	DKK	3,283	478,125	512,688	(34,563)
Expiring 04/03/18	Citigroup Global Markets	DKK	303	46,464	47,313	(849)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	13,902	2,060,931	2,170,760	(109,829)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	9,410	1,403,611	1,469,346	(65,735)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	4,263	621,060	665,656	(44,596)
Expiring 04/03/18	JPMorgan Chase	DKK	14,443	2,114,022	2,255,235	(141,213)
Expiring 04/03/18	JPMorgan Chase	DKK	10,758	1,574,966	1,679,833	(104,867)
Expiring 04/03/18	UBS AG	DKK	615	89,910	96,030	(6,120)
Expiring 07/02/18	BNP Paribas	DKK	21,436	3,224,376	3,366,451	(142,075)
Expiring 07/02/18	Citigroup Global Markets	DKK	36,414	5,605,172	5,718,695	(113,523)
Expiring 07/02/18	Citigroup Global Markets	DKK	12,220	1,878,560	1,919,109	(40,549)
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	8,845	1,334,882	1,389,077	(54,195)
Expiring 07/03/18	JPMorgan Chase	DKK	20,695	3,117,937	3,250,275	(132,338)
Euro,
Expiring 07/05/17	BNP Paribas	EUR	866	966,966	989,381	(22,415)
Expiring 07/05/17	Citigroup Global Markets	EUR	2,023	2,275,833	2,311,222	(35,389)
Expiring 07/05/17	Hong Kong & Shanghai Bank	EUR	811	912,740	926,545	(13,805)
Expiring 07/05/17	JPMorgan Chase	EUR	2,084	2,330,831	2,380,913	(50,082)
Expiring 07/05/17	Morgan Stanley	EUR	1,198	1,346,128	1,368,682	(22,554)
Expiring 07/05/17	UBS AG	EUR	27,938	31,425,361	31,918,400	(493,039)
Expiring 07/20/17	Barclays Capital Group	EUR	17,454	18,601,872	19,957,381	(1,355,509)
Expiring 07/20/17	Barclays Capital Group	EUR	1,010	1,137,270	1,154,871	(17,601)
Expiring 07/20/17	Barclays Capital Group	EUR	884	991,785	1,010,226	(18,441)
Expiring 07/20/17	Barclays Capital Group	EUR	420	448,312	480,243	(31,931)
Expiring 07/20/17	Barclays Capital Group	EUR	245	263,570	280,142	(16,572)
Expiring 07/20/17	Barclays Capital Group	EUR	213	237,295	243,552	(6,257)
Expiring 07/20/17	Barclays Capital Group	EUR	180	197,199	205,819	(8,620)
Expiring 07/20/17	Barclays Capital Group	EUR	178	197,671	203,531	(5,860)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/20/17	Citigroup Global Markets	EUR	310	$350,120	$354,465	$(4,345)
Expiring 07/20/17	JPMorgan Chase	EUR	159	181,542	181,806	(264)
Expiring 08/02/17	BNP Paribas	EUR	31,241	35,588,810	35,747,530	(158,720)
Expiring 08/02/17	BNP Paribas	EUR	1,549	1,764,574	1,772,444	(7,870)
Expiring 08/10/17	Bank of New York Mellon	EUR	169	188,320	193,233	(4,913)
Expiring 08/10/17	Barclays Capital Group	EUR	3,296	3,676,770	3,772,810	(96,040)
Expiring 08/10/17	Citigroup Global Markets	EUR	1,204	1,343,327	1,378,362	(35,035)
Expiring 08/10/17	Citigroup Global Markets	EUR	299	333,664	342,328	(8,664)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	7,767	8,666,751	8,890,917	(224,166)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	141	158,485	161,630	(3,145)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	93	104,265	106,334	(2,069)
Expiring 08/10/17	UBS AG	EUR	7,008	7,816,596	8,021,612	(205,016)
Expiring 08/10/17	UBS AG	EUR	165	188,251	188,453	(202)
Expiring 08/21/17	Goldman Sachs & Co.	EUR	660	739,745	755,921	(16,176)
Expiring 09/20/17	Barclays Capital Group	EUR	910	1,022,748	1,043,490	(20,742)
Expiring 09/20/17	Barclays Capital Group	EUR	225	254,663	258,221	(3,558)
Expiring 09/20/17	Citigroup Global Markets	EUR	1,114	1,254,617	1,277,973	(23,356)
Expiring 09/20/17	Citigroup Global Markets	EUR	570	637,878	653,900	(16,022)
Expiring 09/20/17	Citigroup Global Markets	EUR	184	207,222	211,084	(3,862)
Expiring 09/20/17	Citigroup Global Markets	EUR	6	6,744	6,884	(140)
Expiring 09/20/17	Citigroup Global Markets	EUR	1	1,124	1,147	(23)
Expiring 09/20/17	Morgan Stanley	EUR	434	488,846	497,521	(8,675)
Expiring 09/20/17	Morgan Stanley	EUR	322	364,987	369,632	(4,645)
Expiring 09/20/17	Morgan Stanley	EUR	203	229,505	232,668	(3,163)
Expiring 09/20/17	Morgan Stanley	EUR	126	141,905	144,049	(2,144)
Expiring 09/20/17	UBS AG	EUR	2,250	2,559,353	2,581,184	(21,831)
Expiring 09/20/17	UBS AG	EUR	625	716,741	716,995	(254)
Expiring 09/20/17	UBS AG	EUR	250	285,364	286,799	(1,435)
Expiring 02/01/18	JPMorgan Chase	EUR	1,968	2,145,997	2,275,343	(129,346)
Expiring 02/01/18	JPMorgan Chase	EUR	1,757	1,912,347	2,030,761	(118,414)
Expiring 02/01/18	JPMorgan Chase	EUR	1,537	1,675,361	1,776,298	(100,937)
Expiring 02/01/18	JPMorgan Chase	EUR	672	729,465	776,280	(46,815)
Expiring 02/01/18	JPMorgan Chase	EUR	656	714,020	758,447	(44,427)
Hong Kong Dollar,
Expiring 08/10/17	Citigroup Global Markets	HKD	715	91,680	91,701	(21)
Hungarian Forint,
Expiring 08/10/17	Bank of America	HUF	138,427	498,093	512,826	(14,733)
Indian Rupee,
Expiring 07/20/17	Charles Schwab	INR	96,000	1,483,061	1,481,044	2,017
Expiring 07/20/17	Credit Suisse First Boston Corp.	INR	53,720	831,445	828,762	2,683
Expiring 07/20/17	Goldman Sachs & Co.	INR	96,769	1,491,506	1,492,906	(1,400)
Expiring 08/10/17	Goldman Sachs & Co.	INR	13,951	214,438	214,633	(195)
Expiring 08/10/17	Goldman Sachs & Co.	INR	13,870	213,830	213,386	444
Expiring 08/10/17	Goldman Sachs & Co.	INR	4,187	64,320	64,414	(94)
Expiring 12/04/17	BNP Paribas	INR	20,636	314,000	312,833	1,167
Expiring 12/04/17	JPMorgan Chase	INR	27,681	421,000	419,627	1,373
Indonesian Rupiah,
Expiring 07/20/17	Barclays Capital Group	IDR	2,207,400	165,404	165,231	173
Expiring 07/20/17	Charles Schwab	IDR	20,127,460	1,507,223	1,506,602	621
Expiring 08/10/17	Goldman Sachs & Co.	IDR	2,894,927	214,853	216,157	(1,304)
Expiring 08/10/17	Goldman Sachs & Co.	IDR	2,863,236	214,074	213,791	283
Expiring 08/10/17	Goldman Sachs & Co.	IDR	860,205	64,314	64,229	85
Israeli Shekel,
Expiring 08/10/17	Bank of America	ILS	1,780	503,228	511,110	(7,882)
Japanese Yen,
Expiring 07/05/17	Citigroup Global Markets	JPY	157,339	1,421,044	1,399,198	21,846
Expiring 07/05/17	Goldman Sachs & Co.	JPY	171,500	1,545,486	1,525,133	20,353
Expiring 07/05/17	Goldman Sachs & Co.	JPY	48,700	438,864	433,084	5,780

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/20/17	Barclays Capital Group	JPY	1,271,584	$11,646,674	$11,315,866	$330,808
Expiring 08/02/17	BNP Paribas	JPY	171,639	1,534,976	1,528,306	6,670
Expiring 08/02/17	BNP Paribas	JPY	48,700	435,527	433,634	1,893
Expiring 08/10/17	JPMorgan Chase	JPY	592,430	5,326,030	5,276,828	49,202
Expiring 08/10/17	JPMorgan Chase	JPY	28,298	252,051	252,056	(5)
Expiring 08/10/17	UBS AG	JPY	10,695	96,151	95,259	892
Expiring 09/20/17	Barclays Capital Group	JPY	821,057	7,404,377	7,326,701	77,676
Expiring 09/20/17	Barclays Capital Group	JPY	353,138	3,242,209	3,151,230	90,979
Expiring 09/20/17	Barclays Capital Group	JPY	67,177	605,202	599,454	5,748
Expiring 09/20/17	Citigroup Global Markets	JPY	453,616	4,078,170	4,047,844	30,326
Expiring 09/20/17	Citigroup Global Markets	JPY	332,091	2,979,166	2,963,416	15,750
Expiring 09/20/17	Citigroup Global Markets	JPY	285,826	2,576,891	2,550,569	26,322
Expiring 09/20/17	Citigroup Global Markets	JPY	196,795	1,787,211	1,756,101	31,110
Expiring 09/20/17	Citigroup Global Markets	JPY	97,847	885,130	873,138	11,992
Expiring 09/20/17	Morgan Stanley	JPY	5,901,196	53,650,514	52,659,344	991,170
Expiring 09/20/17	Morgan Stanley	JPY	651,130	5,972,837	5,810,364	162,473
Expiring 09/20/17	Morgan Stanley	JPY	472,364	4,315,287	4,215,144	100,143
Expiring 09/20/17	Morgan Stanley	JPY	278,582	2,542,486	2,485,928	56,558
Expiring 09/20/17	Morgan Stanley	JPY	154,520	1,403,210	1,378,856	24,354
Malaysian Ringgit,
Expiring 08/10/17	JPMorgan Chase	MYR	940	215,737	218,595	(2,858)
Expiring 08/10/17	JPMorgan Chase	MYR	919	215,407	213,638	1,769
Expiring 08/10/17	JPMorgan Chase	MYR	278	64,959	64,531	428
Expiring 09/18/17	Barclays Capital Group	MYR	1,009	232,000	234,218	(2,218)
Expiring 09/18/17	Goldman Sachs & Co.	MYR	1,156	268,000	268,478	(478)
Expiring 09/18/17	Morgan Stanley	MYR	939	217,000	217,941	(941)
Expiring 09/18/17	UBS AG	MYR	4	1,000	1,002	(2)
Mexican Peso,
Expiring 07/20/17	Bank of America	MXN	30,921	1,659,641	1,697,798	(38,157)
Expiring 07/20/17	Bank of America	MXN	22,500	1,177,579	1,235,430	(57,851)
Expiring 07/20/17	Bank of America	MXN	10,692	563,043	587,087	(24,044)
Expiring 07/20/17	Barclays Capital Group	MXN	33,250	1,764,928	1,825,691	(60,763)
Expiring 07/20/17	Barclays Capital Group	MXN	29,160	1,599,529	1,601,117	(1,588)
Expiring 07/20/17	BNP Paribas	MXN	12,700	620,517	697,331	(76,814)
Expiring 07/20/17	Charles Schwab	MXN	30,730	1,649,204	1,687,347	(38,143)
Expiring 07/20/17	Charles Schwab	MXN	12,132	643,864	666,144	(22,280)
Expiring 08/08/17	BNP Paribas	MXN	5,762	298,741	315,373	(16,632)
Expiring 08/08/17	Citigroup Global Markets	MXN	16,107	871,218	881,668	(10,450)
Expiring 08/08/17	Citigroup Global Markets	MXN	6,086	327,802	333,137	(5,335)
Expiring 08/10/17	JPMorgan Chase	MXN	2,417	132,664	132,284	380
Expiring 08/17/17	BNP Paribas	MXN	3,310	165,702	180,938	(15,236)
Expiring 08/17/17	Credit Suisse First Boston Corp.	MXN	3,380	169,205	184,765	(15,560)
Expiring 08/17/17	Goldman Sachs & Co.	MXN	53,000	2,647,287	2,897,201	(249,914)
Expiring 08/21/17	Goldman Sachs & Co.	MXN	15,641	825,000	854,476	(29,476)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	1,800	87,901	96,306	(8,405)
Expiring 03/01/18	BNP Paribas	MXN	19,460	930,580	1,032,934	(102,354)
New Taiwanese Dollar,
Expiring 07/20/17	Barclays Capital Group	TWD	48,898	1,606,373	1,608,522	(2,149)
Expiring 07/20/17	Charles Schwab	TWD	27,620	909,151	908,573	578
Expiring 07/20/17	Charles Schwab	TWD	20,040	659,645	659,225	420
Expiring 08/10/17	JPMorgan Chase	TWD	6,552	217,808	215,685	2,123
Expiring 08/10/17	JPMorgan Chase	TWD	6,484	215,651	213,450	2,201
Expiring 08/10/17	JPMorgan Chase	TWD	1,950	64,973	64,188	785
Expiring 09/18/17	JPMorgan Chase	TWD	177,237	5,839,762	5,843,645	(3,883)
New Zealand Dollar,
Expiring 07/05/17	Morgan Stanley	NZD	1,749	1,236,511	1,281,544	(45,033)
Expiring 08/02/17	JPMorgan Chase	NZD	1,330	974,678	974,015	663
Expiring 09/20/17	Barclays Capital Group	NZD	10,244	7,361,730	7,495,567	(133,837)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 09/20/17	Barclays Capital Group	NZD	6,529	$4,768,708	$4,777,422	$(8,714)
Expiring 09/20/17	Barclays Capital Group	NZD	4,710	3,382,978	3,446,351	(63,373)
Expiring 09/20/17	Citigroup Global Markets	NZD	1,272	889,379	930,696	(41,317)
Expiring 09/20/17	Morgan Stanley	NZD	170,421	120,680,731	124,693,199	(4,012,468)
Expiring 09/20/17	Morgan Stanley	NZD	9,777	7,070,626	7,153,559	(82,933)
Expiring 09/20/17	Morgan Stanley	NZD	1,251	883,529	915,628	(32,099)
Norwegian Krone,
Expiring 09/20/17	Barclays Capital Group	NOK	165,382	19,517,613	19,841,542	(323,929)
Expiring 09/20/17	Barclays Capital Group	NOK	2,534	300,677	303,960	(3,283)
Expiring 09/20/17	Citigroup Global Markets	NOK	17,805	2,121,946	2,136,130	(14,184)
Expiring 09/20/17	Citigroup Global Markets	NOK	15,360	1,819,316	1,842,806	(23,490)
Expiring 09/20/17	Citigroup Global Markets	NOK	6,401	760,116	767,924	(7,808)
Expiring 09/20/17	Citigroup Global Markets	NOK	5,580	661,835	669,472	(7,637)
Expiring 09/20/17	Citigroup Global Markets	NOK	5,580	661,770	669,473	(7,703)
Expiring 09/20/17	Citigroup Global Markets	NOK	5,082	607,060	609,710	(2,650)
Expiring 09/20/17	Citigroup Global Markets	NOK	2,790	329,901	334,736	(4,835)
Expiring 09/20/17	Citigroup Global Markets	NOK	2,775	328,754	332,929	(4,175)
Expiring 09/20/17	Citigroup Global Markets	NOK	2,626	314,171	315,046	(875)
Expiring 09/20/17	Citigroup Global Markets	NOK	479	56,884	57,468	(584)
Expiring 09/20/17	Citigroup Global Markets	NOK	190	22,804	22,795	9
Expiring 09/20/17	Citigroup Global Markets	NOK	2	239	240	(1)
Expiring 09/20/17	Morgan Stanley	NOK	163,068	19,316,438	19,564,028	(247,590)
Expiring 09/20/17	Morgan Stanley	NOK	36,724	4,359,661	4,405,883	(46,222)
Expiring 09/20/17	Morgan Stanley	NOK	31,979	3,781,135	3,836,633	(55,498)
Expiring 09/20/17	Morgan Stanley	NOK	23,226	2,757,852	2,786,556	(28,704)
Expiring 09/20/17	Morgan Stanley	NOK	11,295	1,342,381	1,355,111	(12,730)
Expiring 09/20/17	Morgan Stanley	NOK	4,407	526,544	528,728	(2,184)
Polish Zloty,
Expiring 08/10/17	Bank of America	PLN	1,880	492,303	507,107	(14,804)
Expiring 09/15/17	Barclays Capital Group	PLN	7,679	1,994,009	2,071,573	(77,564)
Russian Ruble,
Expiring 07/20/17	Barclays Capital Group	RUB	105,750	1,843,009	1,785,313	57,696
Expiring 07/20/17	Barclays Capital Group	RUB	52,469	912,822	885,802	27,020
Expiring 08/10/17	Citigroup Global Markets	RUB	12,671	217,539	212,923	4,616
Expiring 08/10/17	Citigroup Global Markets	RUB	12,218	212,750	205,309	7,441
Expiring 08/10/17	Citigroup Global Markets	RUB	3,646	63,710	61,257	2,453
Expiring 09/20/17	Bank of America	RUB	47,777	781,436	796,211	(14,775)
Expiring 10/20/17	Goldman Sachs & Co.	RUB	48,687	830,656	806,578	24,078
Saudi Arabian Riyal,
Expiring 07/17/17	Bank of America	SAR	12,201	3,244,084	3,252,886	(8,802)
Singapore Dollar,
Expiring 08/10/17	Barclays Capital Group	SGD	691	497,909	502,537	(4,628)
Expiring 09/18/17	Hong Kong & Shanghai Bank	SGD	1,363	984,413	991,272	(6,859)
Expiring 09/18/17	Standard Chartered PLC	SGD	6,987	5,063,601	5,081,462	(17,861)
Expiring 09/20/17	Morgan Stanley	SGD	43,788	31,784,170	31,847,024	(62,854)
Expiring 09/20/17	Morgan Stanley	SGD	2,377	1,719,001	1,728,546	(9,545)
South African Rand,
Expiring 08/10/17	Goldman Sachs & Co.	ZAR	2,960	224,092	224,595	(503)
Expiring 08/10/17	JPMorgan Chase	ZAR	3,582	271,211	271,805	(594)
South Korean Won,
Expiring 07/20/17	Bank of America	KRW	2,679,191	2,366,777	2,342,394	24,383
Expiring 07/20/17	Charles Schwab	KRW	933,570	825,817	816,212	9,605
Expiring 07/20/17	Charles Schwab	KRW	842,150	744,949	736,284	8,665
Expiring 08/10/17	State Street Bank	KRW	246,678	218,444	215,731	2,713
Expiring 08/10/17	State Street Bank	KRW	241,175	215,498	210,918	4,580
Expiring 08/10/17	State Street Bank	KRW	72,805	64,976	63,672	1,304
Expiring 09/18/17	Credit Suisse First Boston Corp.	KRW	360,860	320,964	315,777	5,187

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 07/05/17	Citigroup Global Markets	SEK	135,365	$15,503,247	$16,072,536	$(569,289)
Expiring 07/05/17	Deutsche Bank AG	SEK	1,560	180,768	185,226	(4,458)
Expiring 07/05/17	JPMorgan Chase	SEK	2,540	292,847	301,586	(8,739)
Expiring 08/02/17	Hong Kong & Shanghai Bank	SEK	139,465	16,506,158	16,587,307	(81,149)
Expiring 08/10/17	Hong Kong & Shanghai Bank	SEK	1,175	139,492	139,821	(329)
Expiring 09/20/17	Barclays Capital Group	SEK	65,787	7,658,679	7,846,044	(187,365)
Expiring 09/20/17	Citigroup Global Markets	SEK	15,550	1,797,920	1,854,496	(56,576)
Expiring 09/20/17	Citigroup Global Markets	SEK	12,511	1,443,226	1,492,123	(48,897)
Expiring 09/20/17	Citigroup Global Markets	SEK	11,553	1,341,261	1,377,878	(36,617)
Expiring 09/20/17	Citigroup Global Markets	SEK	10,009	1,155,584	1,193,699	(38,115)
Expiring 09/20/17	Citigroup Global Markets	SEK	9,562	1,103,397	1,140,417	(37,020)
Expiring 09/20/17	Citigroup Global Markets	SEK	7,775	899,893	927,248	(27,355)
Expiring 09/20/17	Citigroup Global Markets	SEK	5,362	621,581	639,482	(17,901)
Expiring 09/20/17	Citigroup Global Markets	SEK	5,362	615,246	639,481	(24,235)
Expiring 09/20/17	Citigroup Global Markets	SEK	4,293	497,192	511,989	(14,797)
Expiring 09/20/17	Citigroup Global Markets	SEK	22	2,558	2,624	(66)
Expiring 09/20/17	Citigroup Global Markets	SEK	16	1,848	1,909	(61)
Expiring 09/20/17	JPMorgan Chase	SEK	2,605	301,175	310,683	(9,508)
Expiring 09/20/17	Morgan Stanley	SEK	71,166	8,247,796	8,487,585	(239,789)
Expiring 09/20/17	Morgan Stanley	SEK	68,794	8,195,149	8,204,607	(9,458)
Expiring 09/20/17	Morgan Stanley	SEK	28,999	3,362,057	3,458,587	(96,530)
Expiring 09/20/17	Morgan Stanley	SEK	27,765	3,242,446	3,311,353	(68,907)
Expiring 09/20/17	Morgan Stanley	SEK	21,679	2,557,457	2,585,467	(28,010)
Expiring 09/20/17	Morgan Stanley	SEK	15,295	1,775,554	1,824,183	(48,629)
Expiring 09/20/17	Morgan Stanley	SEK	5,362	620,540	639,481	(18,941)
Expiring 09/20/17	Morgan Stanley	SEK	2,502	290,592	298,336	(7,744)
Swiss Franc,
Expiring 08/02/17	Goldman Sachs & Co.	CHF	1,346	1,406,619	1,406,849	(230)
Expiring 08/10/17	Citigroup Global Markets	CHF	169	174,161	177,127	(2,966)
Expiring 08/10/17	Goldman Sachs & Co.	CHF	222	228,280	232,131	(3,851)
Expiring 08/10/17	UBS AG	CHF	129	132,251	134,518	(2,267)
Expiring 09/20/17	Citigroup Global Markets	CHF	4,953	5,165,730	5,192,824	(27,094)
Expiring 09/20/17	Citigroup Global Markets	CHF	4,953	5,159,518	5,192,823	(33,305)
Expiring 09/20/17	Citigroup Global Markets	CHF	4,358	4,532,300	4,569,685	(37,385)
Expiring 09/20/17	Citigroup Global Markets	CHF	4,358	4,517,074	4,569,684	(52,610)
Expiring 09/20/17	Citigroup Global Markets	CHF	4,210	4,381,459	4,414,322	(32,863)
Expiring 09/20/17	Citigroup Global Markets	CHF	3,170	3,288,570	3,323,407	(34,837)
Expiring 09/20/17	Citigroup Global Markets	CHF	3,170	3,283,104	3,323,407	(40,303)
Expiring 09/20/17	Citigroup Global Markets	CHF	2,774	2,857,083	2,907,981	(50,898)
Expiring 09/20/17	Citigroup Global Markets	CHF	1,981	2,061,154	2,077,130	(15,976)
Expiring 09/20/17	Citigroup Global Markets	CHF	1,209	1,247,793	1,267,468	(19,675)
Expiring 09/20/17	Citigroup Global Markets	CHF	1,189	1,230,724	1,246,278	(15,554)
Expiring 09/20/17	Citigroup Global Markets	CHF	1,189	1,229,250	1,246,278	(17,028)
Expiring 09/20/17	Citigroup Global Markets	CHF	695	717,365	728,687	(11,322)
Expiring 09/20/17	Citigroup Global Markets	CHF	583	604,331	611,259	(6,928)
Expiring 09/20/17	Citigroup Global Markets	CHF	354	368,055	371,159	(3,104)
Expiring 09/20/17	Citigroup Global Markets	CHF	73	75,865	76,538	(673)
Expiring 09/20/17	Citigroup Global Markets	CHF	30	31,350	31,454	(104)
Expiring 09/20/17	Citigroup Global Markets	CHF	4	4,166	4,194	(28)
Expiring 09/20/17	Citigroup Global Markets	CHF	1	1,031	1,049	(18)
Thai Baht,
Expiring 08/10/17	Citigroup Global Markets	THB	17,077	501,994	502,706	(712)
Turkish Lira,
Expiring 07/20/17	Barclays Capital Group	TRY	2,939	812,790	830,413	(17,623)

				$1,109,425,029	$1,127,469,708	(18,044,679)

						$(5,166,910)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/05/17	Buy	AUD	736	NZD	772	$(341)	Bank of America
07/05/17	Buy	AUD	1,229	NZD	1,291	(1,434)	JPMorgan Chase
09/20/17	Buy	EUR	1,399	CHF	1,531	1,393	BNP Paribas
09/20/17	Buy	SEK	7,598	EUR	786	4,176	Citigroup Global Markets
09/20/17	Buy	SEK	8,877	EUR	918	5,252	JPMorgan Chase

						$9,046

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Ford Motor Credit Co. LLC	06/20/21	5.000%		800	0.931%	$125,103	$125,718	$615
Telecom Italia SpA	06/20/24	1.000%	EUR	200	2.026%	(15,392)	(14,571)	821
Tesco PLC	06/20/22	1.000%	EUR	800	1.532%	(45,944)	(23,252)	22,692

						$63,767	$87,895	$24,128

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Republic of Brazil	06/20/21	1.000%	200	1.885%	$(6,573)	$(13,833)	$7,260	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%	200	1.885%	(6,573)	(13,875)	7,302	Goldman Sachs & Co.
Republic of Brazil	06/20/21	1.000%	100	1.885%	(3,286)	(8,650)	5,364	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%	100	1.885%	(3,286)	(8,609)	5,323	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%	100	1.885%	(3,286)	(6,979)	3,693	JPMorgan Chase
Republic of Brazil	06/20/22	1.000%	200	2.376%	(12,512)	(12,977)	465	Hong Kong & Shanghai Bank
Republic of Italy	03/20/19	1.000%	900	0.364%	10,122	(15,622)	25,744	Deutsche Bank AG
Russian Federation	06/20/21	1.000%	200	1.333%	(2,458)	(12,268)	9,810	JPMorgan Chase
United Mexican States	06/20/21	1.000%	300	0.837%	1,975	(7,243)	9,218	Hong Kong & Shanghai Bank
United Mexican States	06/20/21	1.000%	100	0.837%	658	(2,437)	3,095	Citigroup Global Markets

					$(25,219)	$(102,493)	$77,274

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%	1,100	0.258%	$(39,485)	$(39,667)	$182	BNP Paribas
Japan Govt.	06/20/22	(1.000)%	500	0.258%	(17,948)	(17,958)	10	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
Japan Govt.	06/20/22	(1.000)%	300	0.258%	$(10,768)	$(10,803)	$35	Barclays Capital Group
Republic of Korea	06/20/22	1.000%	4,100	0.572%	(76,399)	(117,534)	41,135	Barclays Capital Group

					$(144,600)	$(185,962)	$41,362

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000%		16,688	$(1,204,729)	$(1,174,652)	$30,077
CDX.NA.HY.28	06/20/22	5.000%		780	(53,668)	(55,184)	(1,516)
CDX.NA.IG.28	06/20/22	1.000%		30,800	(576,668)	(582,037)	(5,369)
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR	15,900	(421,724)	(427,670)	(5,946)
iTraxx Europe Series 26 V1	12/20/21	1.000%	EUR	1,700	(27,429)	(45,212)	(17,783)
iTraxx Europe Series 27 V1	06/20/22	1.000%	EUR	19,000	(402,571)	(477,666)	(75,095)
iTraxx Europe Series 27 V1	06/20/22	1.000%	EUR	4,900	(83,283)	(123,062)	(39,779)

					$(2,770,072)	$(2,885,483)	$(115,411)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.ITRX.XO.22.5Y	12/20/19	5.000%	EUR	1,680	$186,601	$179,826	$(6,775)
CDX.NA.IG.27	12/20/21	1.000%		2,070	23,723	43,384	19,661
CDX.NA.IG.28	06/20/22	1.000%		13,240	234,110	250,645	16,535
iTraxx Europe Crossover Index	12/20/20	5.000%	EUR	127	9,506	16,014	6,508
iTraxx Europe Crossover Index	06/20/21	5.000%	EUR	30	2,815	3,992	1,177

					$456,755	$493,861	$37,106

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%	1,200	$(7,569)	$(63,017)	$55,448	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
CAD	27,000	3 Month CDOR minus 12.60 bps.	21,145	3 Month LIBOR	Bank of America	11/24/18	$16,031	$—	$16,031
GBP	25,200	3 Month GBP LIBOR minus 15.00 bps.	32,407	3 Month LIBOR	Citigroup Global Markets	03/21/20	(28,551)	(1)	(28,550)

							$(12,520)	$(1)	$(12,519)

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	300	10/15/17	0.580%	Eurostat Eurozone HICP ex Tobacco(2)	$(1,049)	$525	$1,574
EUR	1,500	05/15/18	0.830%	Eurostat Eurozone HICP ex Tobacco(1)	(6,550)	(19,159)	(12,609)
EUR	300	09/15/18	0.625%	Eurostat Eurozone HICP ex Tobacco(2)	(885)	1,382	2,267
EUR	500	10/15/18	0.650%	Eurostat Eurozone HICP ex Tobacco(2)	(1,222)	2,764	3,986
EUR	200	11/15/18	0.890%	France CPI ex Tobacco Household Index(2)	345	(238)	(583)
EUR	1,670	04/15/21	0.806%	Eurostat Eurozone HICP ex Tobacco(2)	11,286	40,264	28,978
EUR	1,100	05/15/21	0.875%	Eurostat Eurozone HICP ex Tobacco(2)	7,203	24,702	17,499
EUR	270	12/15/21	1.165%	Eurostat Eurozone HICP ex Tobacco(2)	225	508	283
EUR	200	05/15/26	1.178%	Eurostat Eurozone HICP ex Tobacco(1)	(5,267)	(4,633)	634
EUR	1,800	12/15/26	1.385%	Eurostat Eurozone HICP ex Tobacco(1)	2,592	3,619	1,027
EUR	800	06/15/27	1.438%	France CPI ex Tobacco Household Index(1)	—	(1,376)	(1,376)
EUR	800	06/15/27	1.360%	Eurostat Eurozone HICP ex Tobacco(2)	—	1,891	1,891
GBP	700	04/15/30	3.190%	U.K. Retail Prices Index(1)	(39,728)	(18,123)	21,605

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	400	05/15/30	3.350%	U.K. Retail Prices Index(1)	$(7,435)	$4,134	$11,569
GBP	700	06/15/30	3.400%	U.K. Retail Prices Index(1)	(3,278)	11,773	15,051
	GBP 1,000	08/15/30	3.325%	U.K. Retail Prices Index(1)	(15,785)	(6,960)	8,825
GBP	200	09/15/30	3.275%	U.K. Retail Prices Index(1)	(9,882)	(4,369)	5,513
GBP	100	04/15/31	3.140%	U.K. Retail Prices Index(1)	(10,597)	(8,144)	2,453
GBP	4,000	06/15/31	3.100%	U.K. Retail Prices Index(1)	(486,827)	(410,538)	76,289
GBP	20	07/15/31	3.140%	U.K. Retail Prices Index(1)	(2,296)	(1,889)	407
GBP	600	10/15/31	3.530%	U.K. Retail Prices Index(1)	6,905	6,593	(312)
GBP	300	04/15/35	3.358%	U.K. Retail Prices Index(1)	(9,594)	(3,570)	6,024
GBP	510	10/15/46	3.585%	U.K. Retail Prices Index(2)	(42,383)	(38,368)	4,015
	800	10/16/17	1.010%	U.S. CPI Urban Consumers NSA Index(2)	8,190	6,180	(2,010)
	2,900	04/27/18	1.710%	U.S. CPI Urban Consumers NSA Index(2)	—	(13,220)	(13,220)
	700	04/28/18	1.680%	U.S. CPI Urban Consumers NSA Index(2)	—	(2,996)	(2,996)
	100	05/23/18	1.580%	U.S. CPI Urban Consumers NSA Index(2)	52	(84)	(136)
	2,900	04/27/19	1.935%	U.S. CPI Urban Consumers NSA Index(1)	—	20,609	20,609
	900	06/15/19	1.792%	U.S. CPI Urban Consumers NSA Index(2)	—	(400)	(400)
	800	11/23/20	2.027%	U.S. CPI Urban Consumers NSA Index(2)	—	(4,808)	(4,808)
	700	11/25/20	2.021%	U.S. CPI Urban Consumers NSA Index(2)	—	(4,086)	(4,086)
	600	07/26/21	1.550%	U.S. CPI Urban Consumers NSA Index(2)	20,308	10,163	(10,145)
	460	09/12/21	1.603%	U.S. CPI Urban Consumers NSA Index(2)	13,855	5,814	(8,041)
	600	07/26/26	1.730%	U.S. CPI Urban Consumers NSA Index(1)	(32,162)	(17,046)	15,116
	1,900	08/30/26	1.762%	U.S. CPI Urban Consumers NSA Index(1)	(93,215)	(44,132)	49,083

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
460	09/12/26	1.801%	U.S. CPI Urban Consumers NSA Index(1)	$(21,247)	$(9,325)	$11,922

				$(718,441)	$(472,543)	$245,898

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
GBP	300	06/15/30	3.400%	U.K. Retail Prices Index(1)	$5,122	$934	$4,188	Goldman Sachs & Co.
GBP	200	06/15/30	3.430%	U.K. Retail Prices Index(1)	5,003	56	4,947	Bank of America
GBP	1,100	08/15/30	3.325%	U.K. Retail Prices Index(1)	(9,351)	(3,501)	(5,850)	Goldman Sachs & Co.
	3,000	11/23/20	1.570%	U.S. CPI Urban Consumers NSA Index(2)	32,695	—	32,695	Bank of America
	800	05/08/23	2.560%	U.S. CPI Urban Consumers NSA Index(2)	(83,079)	—	(83,079)	Deutsche Bank AG
	200	09/20/26	1.805%	U.S. CPI Urban Consumers NSA Index(1)	(4,366)	—	(4,366)	Morgan Stanley

					$(53,976)	$(2,511)	$(51,465)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
CAD	23,860	01/25/19	1.120%	3 Month CDOR(1)	$—	$59,885	$59,885
CAD	17,800	03/07/19	1.128%	3 Month CDOR(1)	—	50,005	50,005
CAD	10,000	09/13/19	1.400%	3 Month CDOR(2)	(9,427)	(16,257)	(6,830)
CAD	2,100	09/15/27	1.850%	3 Month CDOR(2)	30,767	40,496	9,729
EUR	27,500	09/20/19	0.000%	6 Month EURIBOR(2)	43,114	52,737	9,623
EUR	6,000	09/20/22	0.250%	6 Month EURIBOR(2)	(1,383)	(27,253)	(25,870)
EUR	29,200	09/20/27	1.000%	6 Month EURIBOR(2)	(478,348)	(162,570)	315,778
EUR	8,100	03/21/48	1.500%	6 Month EURIBOR(2)	18,194	(210,652)	(228,846)
GBP	8,800	09/20/19	0.750%	6 Month GBP LIBOR(2)	31,581	1,546	(30,035)
GBP	700	09/20/22	1.000%	6 Month GBP LIBOR(2)	5,524	(1,307)	(6,831)
GBP	1,000	03/18/25	2.750%	6 Month GBP LIBOR(1)	(109,443)	(160,280)	(50,837)
GBP	5,060	09/16/25	2.000%	6 Month GBP LIBOR(1)	(160,337)	(434,497)	(274,160)
GBP	8,400	09/20/27	1.500%	6 Month GBP LIBOR(1)	(132,042)	(141,555)	(9,513)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
GBP	6,400	09/20/27	1.500%	6 Month GBP LIBOR(2)	$(215,858)	$(103,335)	$112,523
GBP	500	09/20/27	1.500%	6 Month GBP LIBOR(1)	(6,745)	(8,073)	(1,328)
GBP	740	03/18/45	2.000%	6 Month GBP LIBOR(1)	(46,684)	(93,166)	(46,482)
GBP	1,400	03/21/48	1.750%	6 Month GBP LIBOR(1)	(96,099)	(55,554)	40,545
GBP	250	03/21/48	1.750%	6 Month GBP LIBOR(1)	(21,430)	(10,524)	10,906
JPY	710,000	12/20/19	0.250%	6 Month JPY LIBOR(2)	61,421	30,073	(31,348)
JPY	3,510,000	09/18/20	0.500%	6 Month JPY LIBOR(2)	703,771	478,244	(225,527)
JPY	2,690,000	09/20/22	0.300%	6 Month JPY LIBOR(2)	(237,317)	(219,966)	17,351
JPY	839,000	06/20/24	0.127%	6 Month JPY LIBOR(1)	102	18,454	18,352
JPY	70,000	03/18/26	0.300%	6 Month JPY LIBOR(1)	(2,931)	(4,564)	(1,633)
JPY	3,060,000	09/20/27	0.300%	6 Month JPY LIBOR(2)	(116,480)	(55,348)	61,132
JPY	4,710,000	06/19/33	1.500%	6 Month JPY LIBOR(2)	8,759,746	6,475,709	(2,284,037)
JPY	440,000	06/17/35	1.250%	6 Month JPY LIBOR(2)	670,659	449,165	(221,494)
JPY	70,000	12/21/45	1.500%	6 Month JPY LIBOR(2)	179,569	115,095	(64,474)
JPY	900	12/21/45	1.500%	6 Month JPY LIBOR(1)	(2,167)	(1,480)	687
JPY	229,200	04/19/47	0.785%	6 Month JPY LIBOR(1)	(1,905)	25,438	27,343
MXN	31,900	04/13/20	7.190%	28 Day Mexican Interbank Rate(2)	—	20,152	20,152
MXN	144,300	04/14/20	7.108%	28 Day Mexican Interbank Rate(2)	—	73,764	73,764
MXN	85,500	04/15/20	7.075%	28 Day Mexican Interbank Rate(2)	—	39,860	39,860
MXN	58,800	04/15/20	7.085%	28 Day Mexican Interbank Rate(2)	—	28,264	28,264
MXN	113,400	05/28/20	7.440%	28 Day Mexican Interbank Rate(2)	—	116,776	116,776
MXN	55,100	05/29/20	7.400%	28 Day Mexican Interbank Rate(2)	—	53,514	53,514
MXN	111,800	06/01/20	7.340%	28 Day Mexican Interbank Rate(2)	—	99,880	99,880
MXN	1,400	11/10/21	7.030%	28 Day Mexican Interbank Rate(2)	(131)	815	946
MXN	1,300	11/17/21	7.388%	28 Day Mexican Interbank Rate(2)	—	1,790	1,790
MXN	14,900	06/05/24	7.200%	28 Day Mexican Interbank Rate(2)	158	10,729	10,571
MXN	8,000	12/17/26	8.035%	28 Day Mexican Interbank Rate(2)	(853)	28,298	29,151
MXN	25,900	02/25/27	7.733%	28 Day Mexican Interbank Rate(2)	38,073	59,743	21,670
	1,200	06/15/18	1.250%	3 Month LIBOR(2)	5,605	(2,100)	(7,705)
	120,000	06/18/18	1.750%	3 Month LIBOR(2)	166,705	128,461	(38,244)
	12,020	03/09/19	1.643%	3 Month LIBOR(2)	—	69,947	69,947

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
120,000	06/18/19	2.250%	3 Month LIBOR(2)	$(266,880)	$(240,925)	$25,955
56,500	06/21/19	1.250%	3 Month LIBOR(1)	71,206	392,415	321,209
36,100	06/21/19	1.250%	3 Month LIBOR(1)	221,680	250,728	29,048
9,330	10/17/19	1.138%	3 Month LIBOR(2)	—	(108,256)	(108,256)
10,660	06/14/20	1.671%	3 Month LIBOR(2)	(3,136)	(17,471)	(14,335)
19,140	06/01/21	1.340%	3 Month LIBOR(2)	—	(362,166)	(362,166)
2,300	06/13/21	1.185%	3 Month LIBOR(2)	—	(58,524)	(58,524)
9,950	06/27/21	1.220%	3 Month LIBOR(2)	—	(244,338)	(244,338)
11,400	06/28/21	1.450%	3 Month LIBOR(1)	9,209	142,730	133,521
2,180	03/31/22	2.054%	3 Month LIBOR(2)	—	11,813	11,813
3,400	06/12/22	— (3)	— (3)	—	(2,190)	(2,190)
2,500	06/12/22	— (4)	— (4)	—	69	69
77,300	06/17/22	2.500%	3 Month LIBOR(1)	(4,938,105)	(2,085,832)	2,852,273
13,000	06/19/22	— (5)	— (5)	(975)	(9,465)	(8,490)
500	06/21/22	1.250%	3 Month LIBOR(1)	13,605	16,775	3,170
5,200	08/31/22	1.897%	3 Month LIBOR(1)	—	(10,240)	(10,240)
69,364	11/30/22	1.900%	3 Month LIBOR(1)	9,227	289,680	280,453
3,700	12/16/22	2.250%	3 Month LIBOR(1)	(187,491)	(50,366)	137,125
400	12/16/22	2.250%	3 Month LIBOR(2)	2,777	5,439	2,662
5,500	12/20/22	2.250%	3 Month LIBOR(2)	(87,773)	(48,614)	39,159
12,800	05/15/23	1.267%	3 Month LIBOR(1)	(529)	544,753	545,282
1,000	10/25/23	2.678%	3 Month LIBOR(2)	—	21,079	21,079
1,000	11/19/23	2.670%	3 Month LIBOR(2)	—	20,150	20,150
1,000	12/12/23	2.681%	3 Month LIBOR(2)	—	20,136	20,136
700	12/19/23	2.500%	3 Month LIBOR(2)	(5,628)	7,738	13,366
7,900	06/17/25	2.750%	3 Month LIBOR(1)	(773,105)	(348,439)	424,666
3,900	02/22/26	2.500%	3 Month LIBOR(1)	—	8,067	8,067
7,450	03/16/26	2.400%	3 Month LIBOR(1)	(45,738)	50,572	96,310
1,800	04/21/26	2.300%	3 Month LIBOR(1)	—	20,972	20,972
2,400	04/27/26	2.300%	3 Month LIBOR(1)	—	28,126	28,126
15,120	05/23/26	1.738%	3 Month LIBOR(1)	—	609,003	609,003
9,580	05/27/26	1.735%	3 Month LIBOR(1)	—	389,123	389,123
2,300	06/13/26	1.580%	3 Month LIBOR(1)	325	124,673	124,348
7,300	06/15/26	2.250%	3 Month LIBOR(1)	(418,638)	(22,626)	396,012
9,200	07/27/26	2.000%	3 Month LIBOR(1)	186,330	238,668	52,338
1,050	07/27/26	1.850%	3 Month LIBOR(1)	—	34,173	34,173
3,900	12/21/26	1.750%	3 Month LIBOR(1)	(33,260)	167,429	200,689
1,860	12/21/26	1.750%	3 Month LIBOR(1)	(45,591)	79,771	125,362
500	06/21/27	1.500%	3 Month LIBOR(1)	43,787	34,990	(8,797)
2,700	12/20/27	2.500%	3 Month LIBOR(2)	43,327	32,854	(10,473)
7,900	07/01/41	2.098%	3 Month LIBOR(2)	133,003	154,278	21,275
8,213	11/15/41	1.737%	3 Month LIBOR(1)	(3,082)	1,262,516	1,265,598
4,256	02/15/42	1.930%	3 Month LIBOR(1)	(1,358)	482,099	483,457
4,032	11/15/43	2.474%	3 Month LIBOR(1)	(16,375)	79,809	96,184
3,920	11/15/43	2.553%	3 Month LIBOR(1)	—	4,814	4,814
3,720	11/15/43	2.734%	3 Month LIBOR(1)	—	(130,293)	(130,293)
3,588	11/15/43	2.630%	3 Month LIBOR(1)	3,899	(57,842)	(61,741)
4,840	11/04/45	2.591%	3 Month LIBOR(1)	—	(39,833)	(39,833)
3,470	12/21/46	2.250%	3 Month LIBOR(1)	295,892	234,134	(61,758)
3,300	06/21/47	1.750%	3 Month LIBOR(2)	(580,423)	(588,081)	(7,658)
200	10/25/48	2.969%	3 Month LIBOR(1)	—	(14,509)	(14,509)
100	11/19/48	2.951%	3 Month LIBOR(1)	—	(6,810)	(6,810)
100	12/12/48	2.953%	3 Month LIBOR(1)	—	(6,791)	(6,791)
150	12/19/48	2.750%	3 Month LIBOR(1)	4,018	(3,697)	(7,715)

				$2,705,607	$8,122,627	$5,417,020

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	43,000	01/02/19	9.925%	1 Day BROIS(2)	$154,459	$—	$154,459	Goldman Sachs & Co.
BRL	32,940	01/04/21	12.487%	1 Day BROIS(2)	450,739	—	450,739	Bank of America

					$605,198	$—	$605,198

Cash and foreign currency of $1,257,142, $4,468,338 and $2,024,213 have been segregated with Citigroup Global Markets, Goldman Sachs & Co. and Morgan Stanley, respectively, and securities with a combined market value of $4,741,616 have been segregated with Citigroup Global Markets to cover requirement for open centrally cleared interest rate and credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

(3)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.38 bps and receives the floating rate of 3 Month LIBOR.

(4)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps and receives the floating rate of 3 Month LIBOR.

(5)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps and receives the floating rate of 3 Month LIBOR.

Total return swap agreements outstanding at June 30, 2017:

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements:
Bank of America		(25,540)	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +11 bps.	$215,604	$137,095	$78,509
Bank of America		252	Pay or receive amounts based on market value fluctuation of 10 Year U.S. Treasury Note Futures	(505)	—	(505)
Bank of America	CAD	2,604	Pay or receive amounts based on market value fluctuation of Canadian 10 Year Bond Futures	(57,033)	—	(57,033)
Bank of America	EUR	(2,627)	Pay or receive amounts based on market value fluctuation of Euro Bund Futures	42,742	—	42,742
Bank of America	CHF	(354)	Pay or receive amounts based on market value fluctuation of Swiss Market Index Future	(1,339)	—	(1,339)
Bank of America	CAD	1,736	Pay or receive amounts based on market value fluctuation of Canadian 10 Year Bond Futures	(38,020)	—	(38,020)
BNP Paribas		(126)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -12bps	(7,466)	—	(7,466)
BNP Paribas		(1,107)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -12bps	(65,824)	—	(65,824)
BNP Paribas		(155)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -4bps	(11,816)	—	(11,816)
BNP Paribas		(43)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -4bps	(451)	—	(451)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
BNP Paribas		(782)	Pay fixed payments on the BNPBIRON Index and receive variable payments based on the 3 Month LIBOR -4bps	$(8,140)	$—	$(8,140)
BNP Paribas		(210)	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(2,545)	—	(2,545)
BNP Paribas		(99)	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(1,203)	—	(1,203)
BNP Paribas		(453)	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(5,413)	—	(5,413)
Citigroup Global Markets		(2,805)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	10,047	—	10,047
Citigroup Global Markets		(732)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	2,623	—	2,623
Citigroup Global Markets		(2,892)	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	10,358	—	10,358
Goldman Sachs & Co.		(33)	Pay fixed payments on the GSMSLIFT Index and receive variable payments based on the 3 Month LIBOR -90bps	(1,481)	—	(1,481)
Goldman Sachs & Co.		(510)	Pay fixed payments on the GSMSLIFT Index and receive variable payments based on the 3 Month LIBOR -90bps	(3,966)	—	(3,966)
Goldman Sachs & Co.		(575)	Pay fixed payments on the GSMSLIFT Index and receive variable payments based on the 3 Month LIBOR -90bps	(25,963)	—	(25,963)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of 3D Systems Corp.	39,043	—	39,043
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of A.O. Smith Corp.	(1,399)	—	(1,399)
Goldman Sachs & Co.	GBP	(29)	Pay or receive amounts based on market value fluctuation of AA PLC	(4,428)	—	(4,428)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Aaron’s, Inc.	(3,275)	—	(3,275)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of AbbVie, Inc.	3,323	—	3,323
Goldman Sachs & Co.	GBP	50	Pay or receive amounts based on market value fluctuation of Aberdeen Asset Management PLC	1,495	—	1,495

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of ABIOMED, Inc.	$4,541	$—	$4,541
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Acadia Healthcare Co., Inc.	(46,646)	—	(46,646)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Accenture PLC	(458)	—	(458)
Goldman Sachs & Co.	EUR	(20)	Pay or receive amounts based on market value fluctuation of Accor SA	(7,635)	—	(7,635)
Goldman Sachs & Co.	EUR	(8)	Pay or receive amounts based on market value fluctuation of Acerinox SA	(3,553)	—	(3,553)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of ACI Worldwide, Inc.	290	—	290
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Activision Blizzard, Inc.	(15,351)	—	(15,351)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Acuity Brands, Inc.	(42,781)	—	(42,781)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Acxiom Corp.	210	—	210
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Adient PLC	(5,668)	—	(5,668)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Advance Auto Parts, Inc.	9,784	—	9,784
Goldman Sachs & Co.		(48)	Pay or receive amounts based on market value fluctuation of Advanced Micro Devices, Inc.	(26,518)	—	(26,518)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of AdvanSix, Inc.	3,381	—	3,381
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of Aeroports de Paris	(1,846)	—	(1,846)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	405	—	405
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of Aflac, Inc.	(26,892)	—	(26,892)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of AGCO Corp.	(405)	—	(405)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Aggreko PLC	338	—	338
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Agios Pharmaceuticals, Inc.	2,464	—	2,464

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Air Lease Corp.	$(2,205)	$—	$(2,205)
Goldman Sachs & Co.	EUR	(3)	Pay or receive amounts based on market value fluctuation of Airbus SE	16,076	—	16,076
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Akamai Technologies, Inc.	1,020	—	1,020
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Alaska Air Group, Inc.	(1,806)	—	(1,806)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Alcoa Corp.	(2,321)	—	(2,321)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Align Technology, Inc.	(652)	—	(652)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Alkermes PLC	(4,164)	—	(4,164)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alleghany Corp.	(732)	—	(732)
Goldman Sachs & Co.		(27)	Pay or receive amounts based on market value fluctuation of Allegheny Technologies, Inc.	(20,071)	—	(20,071)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Allegion PLC	3,280	—	3,280
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Allergan PLC	(4,873)	—	(4,873)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alliance Data Systems Corp.	354	—	354
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Alliant Energy Corp.	8,950	—	8,950
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Allison Transmission Holdings, Inc.	906	—	906
Goldman Sachs & Co.		(28)	Pay or receive amounts based on market value fluctuation of Allscripts Healthcare Solutions, Inc.	(15,602)	—	(15,602)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Allstate Corp. (The)	(11,097)	—	(11,097)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Alnylam Pharmaceuticals, Inc.	(7,187)	—	(7,187)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Alphabet, Inc.	(8,288)	—	(8,288)
Goldman Sachs & Co.	EUR	(5)	Pay or receive amounts based on market value fluctuation of Alstom SA	5,483	—	5,483

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	7	Pay or receive amounts based on market value fluctuation of Amadeus IT Group SA	$(15,048)	$—	$(15,048)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AMC Networks, Inc.	(759)	—	(759)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Amdocs Ltd.	(5,195)	—	(5,195)
Goldman Sachs & Co.	GBP	(16)	Pay or receive amounts based on market value fluctuation of Amec Foster Wheeler PLC	3,875	—	3,875
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AMERCO	5,478	—	5,478
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of Ameren Corp.	(27,583)	—	(27,583)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of American Eagle Outfitters, Inc.	(2,159)	—	(2,159)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of American Electric Power Co., Inc.	(6,019)	—	(6,019)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of American Financial Group, Inc.	(6,904)	—	(6,904)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Ameriprise Financial, Inc.	(10,220)	—	(10,220)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Amgen, Inc.	12,624	—	12,624
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Anadarko Petroleum Corp.	726	—	726
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of Anglo American PLC	4,673	—	4,673
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Antero Resources Corp.	(1,360)	—	(1,360)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(31,366)	—	(31,366)
Goldman Sachs & Co.	GBP	(39)	Pay or receive amounts based on market value fluctuation of Antofagasta PLC	(3,559)	—	(3,559)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Apple, Inc.	(6,758)	—	(6,758)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Applied Materials, Inc.	(34,115)	—	(34,115)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AptarGroup, Inc.	(52)	—	(52)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Arch Capital Group Ltd.	$(766)	$—	$(766)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Archer-Daniels-Midland Co.	(11,688)	—	(11,688)
Goldman Sachs & Co.		(20)	Pay or receive amounts based on market value fluctuation of Arconic Inc.	81,022	—	81,022
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Arista Networks, Inc.	18,006	—	18,006
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of Arkema SA	(11,894)	—	(11,894)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Armstrong World Industries, Inc.	(7,618)	—	(7,618)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of ARRIS International PLC	1,738	—	1,738
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Arrow Electronics, Inc.	2,854	—	2,854
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Arthur J Gallagher & Co.	1,938	—	1,938
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Artisan Partners Asset Management, Inc.	(7,497)	—	(7,497)
Goldman Sachs & Co.		(26)	Pay or receive amounts based on market value fluctuation of Ascena Retail Group Inc.	(2,332)	—	(2,332)
Goldman Sachs & Co.	GBP	4	Pay or receive amounts based on market value fluctuation of Ashmore Group PLC	(271)	—	(271)
Goldman Sachs & Co.	GBP	17	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	(7,424)	—	(7,424)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Aspen Insurance Holdings Ltd.	(3,703)	—	(3,703)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Associated Banc-Corp.	27	—	27
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Associated British Foods PLC	3,171	—	3,171
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Assurant, Inc.	(1,793)	—	(1,793)
Goldman Sachs & Co.		21	Pay or receive amounts based on market value fluctuation of Assured Guaranty Ltd.	(4,127)	—	(4,127)
Goldman Sachs & Co.	GBP	(2)	Pay or receive amounts based on market value fluctuation of AstraZeneca PLC	4,309	—	4,309

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of athenahealth, Inc.	$16,939	$—	$16,939
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Atlassian Corp. PLC	(891)	—	(891)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Atmos Energy Corp.	(2,066)	—	(2,066)
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Atos SE	(30,797)	—	(30,797)
Goldman Sachs & Co.	EUR	(4)	Pay or receive amounts based on market value fluctuation of Atresmedia Corp. de Medios de Comunicacion SA	566	—	566
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Autodesk, Inc.	28,724	—	28,724
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of AutoZone, Inc.	9,082	—	9,082
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Avangrid, Inc.	2,463	—	2,463
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Avery Dennison Corp.	5,010	—	5,010
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	(13,621)	—	(13,621)
Goldman Sachs & Co.	GBP	(52)	Pay or receive amounts based on market value fluctuation of Aviva PLC	7,428	—	7,428
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Avnet, Inc.	(1,222)	—	(1,222)
Goldman Sachs & Co.		(60)	Pay or receive amounts based on market value fluctuation of Avon Products, Inc.	(9,680)	—	(9,680)
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of AXA SA	221	—	221
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Axalta Coating Systems Ltd.	19,904	—	19,904
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Axis Capital Holdings Ltd.	(4,731)	—	(4,731)
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of Babcock International Group PLC	(3,594)	—	(3,594)
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of Ball Corp.	(6,225)	—	(6,225)
Goldman Sachs & Co.	EUR	(36)	Pay or receive amounts based on market value fluctuation of Banco de Sabadell SA	82	—	82

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of BancorpSouth, Inc.	$(256)	$—	$(256)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Bank of Hawaii Corp.	1,474	—	1,474
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Bank of New York Mellon Corp. (The)	5,758	—	5,758
Goldman Sachs & Co.	EUR	(62)	Pay or receive amounts based on market value fluctuation of Bankia SA	(10,422)	—	(10,422)
Goldman Sachs & Co.	EUR	6	Pay or receive amounts based on market value fluctuation of Bankinter SA	(1,288)	—	(1,288)
Goldman Sachs & Co.	GBP	6	Pay or receive amounts based on market value fluctuation of Barclays PLC	(315)	—	(315)
Goldman Sachs & Co.	GBP	86	Pay or receive amounts based on market value fluctuation of Barratt Developments PLC	(11,240)	—	(11,240)
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Baxter International, Inc.	8,612	—	8,612
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of BB&T Corp.	8,085	—	8,085
Goldman Sachs & Co.	GBP	19	Pay or receive amounts based on market value fluctuation of BBA Aviation PLC	(1,043)	—	(1,043)
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Bed Bath & Beyond, Inc.	(41,050)	—	(41,050)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Belden, Inc.	(231)	—	(231)
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of Bellway PLC	(4,179)	—	(4,179)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Bemis Co., Inc.	1,883	—	1,883
Goldman Sachs & Co.	GBP	13	Pay or receive amounts based on market value fluctuation of Berendsen PLC	6,422	—	6,422
Goldman Sachs & Co.	GBP	11	Pay or receive amounts based on market value fluctuation of Berkeley Group Holdings PLC	(4,591)	—	(4,591)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Berry Plastics Group, Inc.	2,964	—	2,964
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of Best Buy Co., Inc.	17,245	—	17,245
Goldman Sachs & Co.	GBP	6	Pay or receive amounts based on market value fluctuation of BHP Billiton PLC	(248)	—	(248)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Big Lots, Inc.	$278	$—	$278
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Biogen, Inc.	22,073	—	22,073
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of BioMarin Pharmaceutical, Inc.	4,025	—	4,025
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of BioMerieux	(4,747)	—	(4,747)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Bio-Techne Corp.	(6,664)	—	(6,664)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Bioverativ, Inc.	(1,123)	—	(1,123)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Black Hills Corp.	15,401	—	15,401
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of BlackRock, Inc.	(2,042)	—	(2,042)
Goldman Sachs & Co.		(24)	Pay or receive amounts based on market value fluctuation of Blue Buffalo Pet Products, Inc.	33,009	—	33,009
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Boeing Co. (The)	(4,325)	—	(4,325)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of BOK Financial Corp.	(581)	—	(581)
Goldman Sachs & Co.	EUR	(33)	Pay or receive amounts based on market value fluctuation of Bollore SA	6,506	—	6,506
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Booz Allen Hamilton Holding Corp.	480	—	480
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Boston Beer Co., Inc. (The)	(183)	—	(183)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Boston Scientific Corp.	1,379	—	1,379
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Bouygues SA	(5,009)	—	(5,009)
Goldman Sachs & Co.	GBP	(34)	Pay or receive amounts based on market value fluctuation of BP PLC	13,154	—	13,154
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Brinker International, Inc.	(674)	—	(674)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Bristol-Myers Squibb Co.	(3,518)	—	(3,518)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	(1)	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	$4,970	$—	$4,970
Goldman Sachs & Co.		(32)	Pay or receive amounts based on market value fluctuation of Brookdale Senior Living, Inc.	2,252	—	2,252
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Brown-Forman Corp.	1,289	—	1,289
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Bruker Corp.	(519)	—	(519)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Brunswick Corp.	4,635	—	4,635
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of BTG PLC	2,860	—	2,860
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(17,773)	—	(17,773)
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Bureau Veritas SA	10,508	—	10,508
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of BWX Technologies, Inc.	(2,209)	—	(2,209)
Goldman Sachs & Co.		16	Pay or receive amounts based on market value fluctuation of CA, Inc.	40,120	—	40,120
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Cable One, Inc.	(2,317)	—	(2,317)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Cabot Corp.	(5,769)	—	(5,769)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of Cabot Oil & Gas Corp.	(29,691)	—	(29,691)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Cadence Design Systems, Inc.	(6,172)	—	(6,172)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	800	—	800
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Capgemini SA	(5,101)	—	(5,101)
Goldman Sachs & Co.	GBP	(60)	Pay or receive amounts based on market value fluctuation of Capita PLC	(16,440)	—	(16,440)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Capital One Financial Corp.	2,224	—	2,224
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Carlisle Cos., Inc.	(3,005)	—	(3,005)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of CarMax, Inc.	$(3,896)	$—	$(3,896)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Carnival Corp.	(918)	—	(918)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Carpenter Technology Corp.	(2,706)	—	(2,706)
Goldman Sachs & Co.	EUR	(10)	Pay or receive amounts based on market value fluctuation of Carrefour SA	5,179	—	5,179
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Cars.com, Inc.	(865)	—	(865)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Carters, Inc.	(160)	—	(160)
Goldman Sachs & Co.		32	Pay or receive amounts based on market value fluctuation of Casa Ley	137	—	137
Goldman Sachs & Co.	EUR	(4)	Pay or receive amounts based on market value fluctuation of Casino Guichard Perrachon SA	(143)	—	(143)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Catalent, Inc.	9,855	—	9,855
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of CDK Global, Inc.	(1,024)	—	(1,024)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of CDW Corp.	—	—	—
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Celanese Corp.	(2,189)	—	(2,189)
Goldman Sachs & Co.	EUR	(26)	Pay or receive amounts based on market value fluctuation of Cellnex Telecom SA	45,319	—	45,319
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Centene Corp.	2,508	—	2,508
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of CenturyLink, Inc.	(1,110)	—	(1,110)
Goldman Sachs & Co.		(23)	Pay or receive amounts based on market value fluctuation of CF Industries Holdings, Inc.	6,450	—	6,450
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Charles River Laboratories International, Inc.	9,697	—	9,697
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Charles Schwab Corp. (The)	(8,476)	—	(8,476)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Charter Communications, Inc.	3,182	—	3,182

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		7		Pay or receive amounts based on market value fluctuation of Cheesecake Factory, Inc. (The)	$(18,080)	$—	$(18,080)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Chemical Financial Corp.	3	—	3
Goldman Sachs & Co.		(17)		Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	(17,652)	—	(17,652)
Goldman Sachs & Co.		(6)		Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	120	—	120
Goldman Sachs & Co.		(1)		Pay or receive amounts based on market value fluctuation of Chevron Corp.	2,958	—	2,958
Goldman Sachs & Co.		(5)		Pay or receive amounts based on market value fluctuation of Chicago Bridge & Iron Co. NV	(20,102)	—	(20,102)
Goldman Sachs & Co.		(1)		Pay or receive amounts based on market value fluctuation of Choice Hotels International, Inc.	3,742	—	3,742
Goldman Sachs & Co.	EUR	1		Pay or receive amounts based on market value fluctuation of Christian Dior SE	(302)	—	(302)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Chubb Ltd.	(4,015)	—	(4,015)
Goldman Sachs & Co.	EUR	1		Pay or receive amounts based on market value fluctuation of Cie de Saint-Gobain	(2,607)	—	(2,607)
Goldman Sachs & Co.	EUR	7		Pay or receive amounts based on market value fluctuation of Cie Generale des Etablissements Michelin	(37,422)	—	(37,422)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Cigna Corp.	(4,687)	—	(4,687)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Cimarex Energy Co.	(97)	—	(97)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Cincinnati Financial Corp.	187	—	187
Goldman Sachs & Co.		5		Pay or receive amounts based on market value fluctuation of Cinemark Holdings, Inc.	(12,632)	—	(12,632)
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of Cintas Corp.	(18,059)	—	(18,059)
Goldman Sachs & Co.		14		Pay or receive amounts based on market value fluctuation of Cirrus Logic, Inc.	(30,352)	—	(30,352)
Goldman Sachs & Co.		16		Pay or receive amounts based on market value fluctuation of Cisco Systems, Inc.	(11,096)	—	(11,096)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	(3,429)	—	(3,429)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of Clean Harbors, Inc.	$4,209	$—	$4,209
Goldman Sachs & Co.	GBP	5		Pay or receive amounts based on market value fluctuation of Close Brothers Group PLC	(2,339)	—	(2,339)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of CMS Energy Corp.	(2,700)	—	(2,700)
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of CNO Financial Group, Inc.	1,279	—	1,279
Goldman Sachs & Co.	EUR	7		Pay or receive amounts based on market value fluctuation of CNP Assurances	(5,501)	—	(5,501)
Goldman Sachs & Co.	GBP	(146)		Pay or receive amounts based on market value fluctuation of Cobham PLC	17,437	—	17,437
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Cognex Corp.	2,589	—	2,589
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of Colfax Corp.	1,837	—	1,837
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of Colgate-Palmolive Co.	6,191	—	6,191
Goldman Sachs & Co.		17		Pay or receive amounts based on market value fluctuation of Comcast Corp.	(47,759)	—	(47,759)
Goldman Sachs & Co.		10		Pay or receive amounts based on market value fluctuation of Commerce Bancshares, Inc.	(4,822)	—	(4,822)
Goldman Sachs & Co.		10		Pay or receive amounts based on market value fluctuation of Commercial Metals Co.	6,807	—	6,807
Goldman Sachs & Co.		(1)		Pay or receive amounts based on market value fluctuation of CommVault Systems, Inc.	466	—	466
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of comScore Inc.	(2,102)	—	(2,102)
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of Conagra Brands, Inc.	(7,575)	—	(7,575)
Goldman Sachs & Co.		(10)		Pay or receive amounts based on market value fluctuation of Conduent, Inc.	(387)	—	(387)
Goldman Sachs & Co.		(11)		Pay or receive amounts based on market value fluctuation of CONSOL Energy, Inc.	(5,497)	—	(5,497)
Goldman Sachs & Co.		13		Pay or receive amounts based on market value fluctuation of Consolidated Edison, Inc.	(51,770)	—	(51,770)
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of Constellation Brands, Inc.	14,870	—	14,870

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	(11)		Pay or receive amounts based on market value fluctuation of ConvaTec Group PLC	$914	$—	$914
Goldman Sachs & Co.		15		Pay or receive amounts based on market value fluctuation of Convergys Corp.	(6,540)	—	(6,540)
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of Cooper Cos., Inc. (The)	(2,359)	—	(2,359)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Copa Holdings SA	(1,815)	—	(1,815)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Core Laboratories NV	999	—	999
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of CoreLogic, Inc.	693	—	693
Goldman Sachs & Co.		20		Pay or receive amounts based on market value fluctuation of Corning, Inc.	3,357	—	3,357
Goldman Sachs & Co.		(1)		Pay or receive amounts based on market value fluctuation of CoStar Group, Inc.	(2,864)	—	(2,864)
Goldman Sachs & Co.		(47)		Pay or receive amounts based on market value fluctuation of Coty, Inc.	25,972	—	25,972
Goldman Sachs & Co.		(22)		Pay or receive amounts based on market value fluctuation of Covanta Holding Corp.	26,423	—	26,423
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of Cracker Barrel Old Country Store, Inc.	4,378	—	4,378
Goldman Sachs & Co.		5		Pay or receive amounts based on market value fluctuation of Crane Co.	(4,365)	—	(4,365)
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of Cree, Inc.	(1,235)	—	(1,235)
Goldman Sachs & Co.	GBP	(1)		Pay or receive amounts based on market value fluctuation of Croda International PLC	1,047	—	1,047
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Crown Holdings, Inc.	320	—	320
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Cullen/Frost Bankers, Inc.	(885)	—	(885)
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of Cummins, Inc.	(6,242)	—	(6,242)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Curtiss-Wright Corp.	(2,973)	—	(2,973)
Goldman Sachs & Co.		(63)		Pay or receive amounts based on market value fluctuation of Cypress Semiconductor Corp.	(20,695)	—	(20,695)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of D.R. Horton, Inc.	$7,672	$—	$7,672
Goldman Sachs & Co.	GBP	11	Pay or receive amounts based on market value fluctuation of Daily Mail & General Trust PLC	211	—	211
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Danaher Corp.	(535)	—	(535)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Darden Restaurants, Inc.	(631)	—	(631)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of DCC PLC	(13,239)	—	(13,239)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Dean Foods Co.	(2,566)	—	(2,566)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Deere & Co.	(4,865)	—	(4,865)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Dell Technologies, Inc.	(498)	—	(498)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Delphi Automotive PLC	(838)	—	(838)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Delta Air Lines, Inc.	6,371	—	6,371
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Deluxe Corp.	(11,730)	—	(11,730)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of DENTSPLY SIRONA, Inc.	(3,044)	—	(3,044)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Devon Energy Corp.	4,803	—	4,803
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of DeVry Education Group, Inc.	1,925	—	1,925
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of DexCom, Inc.	57,537	—	57,537
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Diageo PLC	6,180	—	6,180
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Dick’s Sporting Goods, Inc.	(1,226)	—	(1,226)
Goldman Sachs & Co.		(15)	Pay or receive amounts based on market value fluctuation of Diebold Nixdorf, Inc.	(727)	—	(727)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Dillard’s, Inc.	4,503	—	4,503

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Direct Line Insurance Group PLC	$710	$—	$710
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Discover Financial Services	7,177	—	7,177
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of DISH Network Corp.	8,076	—	8,076
Goldman Sachs & Co.	EUR	(19)	Pay or receive amounts based on market value fluctuation of Distribuidora Internacional de Alimentacion SA	3,526	—	3,526
Goldman Sachs & Co.	GBP	37	Pay or receive amounts based on market value fluctuation of Dixons Carphone PLC	(12,082)	—	(12,082)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Dolby Laboratories, Inc.	(1,826)	—	(1,826)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Dollar General Corp.	(2,628)	—	(2,628)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Dollar Tree, Inc.	3,487	—	3,487
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	31,274	—	31,274
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Dover Corp.	(1,245)	—	(1,245)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Dow Chemical Co. (The)	(8,400)	—	(8,400)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Dr. Pepper Snapple Group, Inc.	(4,093)	—	(4,093)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Dril-Quip, Inc.	(10,939)	—	(10,939)
Goldman Sachs & Co.	GBP	22	Pay or receive amounts based on market value fluctuation of DS Smith PLC	5,833	—	5,833
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of DST Systems, Inc.	1,199	—	1,199
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of DTE Energy Co.	(35,453)	—	(35,453)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Duke Energy Corp.	(2,690)	—	(2,690)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Dun & Bradstreet Corp. (The)	(783)	—	(783)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Dunkin’ Brands Group, Inc.	569	—	569

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.^	$15	$—	$15
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Eastman Chemical Co.	(12,444)	—	(12,444)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of easyJet PLC	(519)	—	(519)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Eaton Corp. PLC	(1,443)	—	(1,443)
Goldman Sachs & Co.		45	Pay or receive amounts based on market value fluctuation of eBay, Inc.	900	—	900
Goldman Sachs & Co.	EUR	(18)	Pay or receive amounts based on market value fluctuation of Edenred	6,080	—	6,080
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Edison International	(28,330)	—	(28,330)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Edwards Lifesciences Corp.	1,247	—	1,247
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	(26,518)	—	(26,518)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Eli Lilly & Co.	(14)	—	(14)
Goldman Sachs & Co.	EUR	4	Pay or receive amounts based on market value fluctuation of Elior Group	1,939	—	1,939
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of EMCOR Group, Inc.	(3,309)	—	(3,309)
Goldman Sachs & Co.	EUR	31	Pay or receive amounts based on market value fluctuation of Endesa SA	(70,702)	—	(70,702)
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Endo International PLC	(1,738)	—	(1,738)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Energen Corp.	(4,543)	—	(4,543)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Energizer Holdings, Inc.	3,943	—	3,943
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of EnerSys	(11,735)	—	(11,735)
Goldman Sachs & Co.		16	Pay or receive amounts based on market value fluctuation of Ensco PLC	(8,617)	—	(8,617)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Entergy Corp.	(7,303)	—	(7,303)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Envision Healthcare Corp.	$(40,447)	$—	$(40,447)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of EQT Corp.	(1,214)	—	(1,214)
Goldman Sachs & Co.	GBP	(15)	Pay or receive amounts based on market value fluctuation of Essentra PLC	2,955	—	2,955
Goldman Sachs & Co.	EUR	(7)	Pay or receive amounts based on market value fluctuation of Essilor International SA	70,817	—	70,817
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Estee Lauder Cos., Inc. (The)	4,780	—	4,780
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Esterline Technologies Corp.	(4,043)	—	(4,043)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Eurofins Scientific SE	(11)	—	(11)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Everest Re Group Ltd.	(15,400)	—	(15,400)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Eversource Energy	(572)	—	(572)
Goldman Sachs & Co.	GBP	(19)	Pay or receive amounts based on market value fluctuation of Evraz PLC	(6,253)	—	(6,253)
Goldman Sachs & Co.		22	Pay or receive amounts based on market value fluctuation of Exelon Corp.	(16,653)	—	(16,653)
Goldman Sachs & Co.	GBP	(9)	Pay or receive amounts based on market value fluctuation of Experian PLC	6,961	—	6,961
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Express Scripts Holding Co.	(3,148)	—	(3,148)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Extended Stay America, Inc.	(39)	—	(39)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Fair Isaac Corp.	633	—	633
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Fastenal Co.	11,962	—	11,962
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Faurecia	(3,625)	—	(3,625)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Federated Investors, Inc.	3,949	—	3,949
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of FedEx Corp.	10,393	—	10,393

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	(17)	Pay or receive amounts based on market value fluctuation of Ferrovial SA	$19,307	$—	$19,307
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Fidelity National Information Services, Inc.	336	—	336
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Fifth Third Bancorp	2,496	—	2,496
Goldman Sachs & Co.		(48)	Pay or receive amounts based on market value fluctuation of FireEye, Inc.	(1,433)	—	(1,433)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of First American Financial Corp.	(1,714)	—	(1,714)
Goldman Sachs & Co.		(53)	Pay or receive amounts based on market value fluctuation of First Data Corp.	12,655	—	12,655
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of First Horizon National Corp.	(646)	—	(646)
Goldman Sachs & Co.		(37)	Pay or receive amounts based on market value fluctuation of FirstEnergy Corp.	26,359	—	26,359
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Fiserv, Inc.	(2,129)	—	(2,129)
Goldman Sachs & Co.		(83)	Pay or receive amounts based on market value fluctuation of Fitbit, Inc.	(13,249)	—	(13,249)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of FleetCor Technologies, Inc.	(265)	—	(265)
Goldman Sachs & Co.		29	Pay or receive amounts based on market value fluctuation of Flex Ltd.	(15,369)	—	(15,369)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of FLIR Systems, Inc.	(2,635)	—	(2,635)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Flowserve Corp.	5,880	—	5,880
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of FMC Corp.	1,019	—	1,019
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of FNB Corp.	(985)	—	(985)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Foot Locker, Inc.	(6,731)	—	(6,731)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Fortinet, Inc.	334	—	334
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Fossil Group, Inc.	(8,672)	—	(8,672)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Franklin Resources, Inc.	$(240)	$—	$(240)
Goldman Sachs & Co.		(20)	Pay or receive amounts based on market value fluctuation of Freeport-McMoRan, Inc.	(8,361)	—	(8,361)
Goldman Sachs & Co.		(202)	Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	32,344	—	32,344
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of FTI Consulting, Inc.	1,394	—	1,394
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of GameStop Corp.	10,626	—	10,626
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Garmin Ltd.	(200)	—	(200)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Gartner, Inc.	426	—	426
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of GATX Corp.	(5,471)	—	(5,471)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of General Dynamics Corp.	(15,967)	—	(15,967)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(2,499)	—	(2,499)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Genpact Ltd.	2,606	—	2,606
Goldman Sachs & Co.		18	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	105,599	—	105,599
Goldman Sachs & Co.	GBP	43	Pay or receive amounts based on market value fluctuation of GKN PLC	(11,318)	—	(11,318)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Glencore PLC	54	—	54
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Global Payments, Inc.	(991)	—	(991)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Globus Medical, Inc.	(112)	—	(112)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of GoDaddy, Inc.	(56)	—	(56)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Goodyear Tire & Rubber Co. (The)	6,720	—	6,720
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Graco, Inc.	3,991	—	3,991

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Graham Holdings Co.	$276	$—	$276
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Granite Construction, Inc.	6,030	—	6,030
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Graphic Packaging Holding Co.	(1,915)	—	(1,915)
Goldman Sachs & Co.	GBP	13	Pay or receive amounts based on market value fluctuation of Greene King PLC	(9,356)	—	(9,356)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Greif, Inc.	68	—	68
Goldman Sachs & Co.	EUR	6	Pay or receive amounts based on market value fluctuation of Grifols SA	(11,809)	—	(11,809)
Goldman Sachs & Co.		(99)	Pay or receive amounts based on market value fluctuation of Groupon, Inc.	(65,343)	—	(65,343)
Goldman Sachs & Co.		375	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	(91)	—	(91)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Guess?, Inc.	(611)	—	(611)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Guidewire Software, Inc.	(7,115)	—	(7,115)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	6,289	—	6,289
Goldman Sachs & Co.	GBP	(19)	Pay or receive amounts based on market value fluctuation of Halma PLC	13,723	—	13,723
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Hancock Holding Co.	(84)	—	(84)
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of Hanesbrands, Inc.	(8,842)	—	(8,842)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Hanover Insurance Group, Inc. (The)	868	—	868
Goldman Sachs & Co.	GBP	(14)	Pay or receive amounts based on market value fluctuation of Hargreaves Lansdown PLC	11,785	—	11,785
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Harris Corp.	(1,510)	—	(1,510)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	$(10,439)	$—	$(10,439)
Goldman Sachs & Co.	GBP	18	Pay or receive amounts based on market value fluctuation of Hays PLC	208	—	208
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of HCA Holdings, Inc.	7,871	—	7,871
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of HD Supply Holdings, Inc.	(1,043)	—	(1,043)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of HEICO Corp.	1,853	—	1,853
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Henry Schein, Inc.	1,422	—	1,422
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Herc Holdings, Inc.	47	—	47
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Herman Miller, Inc.	(3,208)	—	(3,208)
Goldman Sachs & Co.		(33)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	(67,982)	—	(67,982)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Hess Corp.	(4,996)	—	(4,996)
Goldman Sachs & Co.		55	Pay or receive amounts based on market value fluctuation of Hewlett Packard Enterprise Co.	(7,211)	—	(7,211)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Hexcel Corp.	873	—	873
Goldman Sachs & Co.	GBP	(8)	Pay or receive amounts based on market value fluctuation of Hikma Pharmaceuticals PLC	16,592	—	16,592
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Hill-Rom Holdings, Inc.	(578)	—	(578)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Hilton Worldwide Holdings, Inc.	(10,165)	—	(10,165)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Hiscox Ltd.	(160)	—	(160)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of HNI Corp.	(456)	—	(456)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of HollyFrontier Corp.	(566)	—	(566)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Hologic, Inc.	(248)	—	(248)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Honeywell International, Inc.	$(4,616)	$—	$(4,616)
Goldman Sachs & Co.	GBP	23	Pay or receive amounts based on market value fluctuation of Howden Joinery Group PLC	(9,256)	—	(9,256)
Goldman Sachs & Co.		22	Pay or receive amounts based on market value fluctuation of HP, Inc.	(4,530)	—	(4,530)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Hubbell, Inc.	(11,424)	—	(11,424)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Humana, Inc.	1,796	—	1,796
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Huntington Ingalls Industries, Inc.	(5,038)	—	(5,038)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Huntsman Corp.	6,750	—	6,750
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Iberdrola SA	(789)	—	(789)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of IDACORP, Inc.	(844)	—	(844)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of IDEXX Laboratories, Inc.	3,590	—	3,590
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of IHS Markit Ltd.	9,374	—	9,374
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of Iliad SA	21,596	—	21,596
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Illumina, Inc.	12,834	—	12,834
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Imerys SA	(934)	—	(934)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of IMI PLC	3,391	—	3,391
Goldman Sachs & Co.	GBP	(5)	Pay or receive amounts based on market value fluctuation of Imperial Brands PLC	9,456	—	9,456
Goldman Sachs & Co.	GBP	9	Pay or receive amounts based on market value fluctuation of Inchcape PLC	(3,755)	—	(3,755)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Incyte Corp.	(3,115)	—	(3,115)
Goldman Sachs & Co.	GBP	50	Pay or receive amounts based on market value fluctuation of Indivior PLC	(2,657)	—	(2,657)
Goldman Sachs & Co.	EUR	(2)	Pay or receive amounts based on market value fluctuation of Industria de Diseno Textil SA	3,492	—	3,492

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.	GBP	(2)	Pay or receive amounts based on market value fluctuation of Informa PLC	$403	$—	$403
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Ingenico Group SA	5,164	—	5,164
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Ingersoll-Rand PLC	(10,074)	—	(10,074)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Ingredion, Inc.	1,814	—	1,814
Goldman Sachs & Co.	GBP	(33)	Pay or receive amounts based on market value fluctuation of Inmarsat PLC	13,158	—	13,158
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Inovalon Holdings, Inc.	7,140	—	7,140
Goldman Sachs & Co.		26	Pay or receive amounts based on market value fluctuation of Intel Corp.	(46,457)	—	(46,457)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of InterDigital, Inc.	(7,081)	—	(7,081)
Goldman Sachs & Co.	GBP	7	Pay or receive amounts based on market value fluctuation of Intermediate Capital Group PLC	(2,072)	—	(2,072)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of International Business Machines Corp.	(2,656)	—	(2,656)
Goldman Sachs & Co.	GBP	(18)	Pay or receive amounts based on market value fluctuation of International Consolidated Airlines Group SA	(3,349)	—	(3,349)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of International Game Technology PLC	(689)	—	(689)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of International Paper Co.	(355)	—	(355)
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Interpublic Group of Cos., Inc. (The)	(1,902)	—	(1,902)
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Intertek Group PLC	12,751	—	12,751
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Intrexon Corp.	(5,380)	—	(5,380)
Goldman Sachs & Co.	GBP	25	Pay or receive amounts based on market value fluctuation of Investec PLC	(4,268)	—	(4,268)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Ionis Pharmaceuticals, Inc.	6,566	—	6,566

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Ipsen SA	$(4,532)	$—	$(4,532)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of ITT, Inc.	(935)	—	(935)
Goldman Sachs & Co.	GBP	(26)	Pay or receive amounts based on market value fluctuation of ITV PLC	(1,305)	—	(1,305)
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of IWG PLC	1,537	—	1,537
Goldman Sachs & Co.	GBP	72	Pay or receive amounts based on market value fluctuation of J Sainsbury PLC	(5,938)	—	(5,938)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of J.B. Hunt Transport Services, Inc.	654	—	654
Goldman Sachs & Co.		(99)	Pay or receive amounts based on market value fluctuation of J.C. Penney Co., Inc.	18,801	—	18,801
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of J.M. Smucker Co. (The)	(4,850)	—	(4,850)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	(9,719)	—	(9,719)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Jabil Circuit, Inc.	482	—	482
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Jack Henry & Associates, Inc.	(211)	—	(211)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Jacobs Engineering Group, Inc.	1,083	—	1,083
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Jazz Pharmaceuticals PLC	(1,724)	—	(1,724)
Goldman Sachs & Co.	EUR	(4)	Pay or receive amounts based on market value fluctuation of JCDecaux SA	6,436	—	6,436
Goldman Sachs & Co.	GBP	22	Pay or receive amounts based on market value fluctuation of JD Sports Fashion PLC	(24,474)	—	(24,474)
Goldman Sachs & Co.		29	Pay or receive amounts based on market value fluctuation of JetBlue Airways Corp.	(2,630)	—	(2,630)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of John Wiley & Sons, Inc.	823	—	823
Goldman Sachs & Co.	GBP	(15)	Pay or receive amounts based on market value fluctuation of John Wood Group PLC	4,554	—	4,554
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Johnson & Johnson	(6,659)	—	(6,659)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Johnson Controls International PLC	$3,183	$—	$3,183
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of JPMorgan Chase & Co.	25,768	—	25,768
Goldman Sachs & Co.		18	Pay or receive amounts based on market value fluctuation of Juniper Networks, Inc.	(23,153)	—	(23,153)
Goldman Sachs & Co.		(17)	Pay or receive amounts based on market value fluctuation of Juno Therapeutics, Inc.	(96,093)	—	(96,093)
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of Jupiter Fund Management PLC	325	—	325
Goldman Sachs & Co.	GBP	(42)	Pay or receive amounts based on market value fluctuation of Just Eat PLC	1,373	—	1,373
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Kansas City Southern	383	—	383
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of KAR Auction Services, Inc.	2,063	—	2,063
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Kate Spade & Co.	127	—	127
Goldman Sachs & Co.		(24)	Pay or receive amounts based on market value fluctuation of KBR, Inc.	(7,465)	—	(7,465)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Kennametal, Inc.	18,295	—	18,295
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of Kering	(5,732)	—	(5,732)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Keysight Technologies, Inc.	988	—	988
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Kinder Morgan, Inc.	(1,101)	—	(1,101)
Goldman Sachs & Co.	GBP	23	Pay or receive amounts based on market value fluctuation of Kingfisher PLC	(2,166)	—	(2,166)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of KLX, Inc.	1,249	—	1,249
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Knowles Corp	5,780	—	5,780
Goldman Sachs & Co.		(49)	Pay or receive amounts based on market value fluctuation of Kosmos Energy Ltd.	(23,969)	—	(23,969)
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of L Brands, Inc.	(39,269)	—	(39,269)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of L3 Technologies, Inc.	$(8,696)	$—	$(8,696)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Laboratory Corp. of America Holdings	7,852	—	7,852
Goldman Sachs & Co.	EUR	6	Pay or receive amounts based on market value fluctuation of Lagardere SCA	(5,194)	—	(5,194)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Landstar System, Inc.	(4,667)	—	(4,667)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Laredo Petroleum, Inc.	(196)	—	(196)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Lear Corp.	22,333	—	22,333
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Legg Mason, Inc.	4,519	—	4,519
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Lennox International, Inc.	(4,120)	—	(4,120)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	(1,094)	—	(1,094)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of LifePoint Health, Inc.	(429)	—	(429)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Lincoln Electric Holdings, Inc.	(812)	—	(812)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Lincoln National Corp.	(6,914)	—	(6,914)
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Lions Gate Entertainment Corp.	(14,437)	—	(14,437)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of LivaNova PLC	2,516	—	2,516
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Live Nation Entertainment, Inc.	8,731	—	8,731
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Lockheed Martin Corp.	(7,964)	—	(7,964)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Loews Corp.	3,924	—	3,924
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of LogMeIn, Inc.	13,003	—	13,003
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of LPL Financial Holdings, Inc.	(1,038)	—	(1,038)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of LSC Communications, Inc.	$(263)	$—	$(263)
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Lululemon Athletica, Inc.	(46,669)	—	(46,669)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of LyondellBasell Industries NV	32,652	—	32,652
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of M&T Bank Corp.	(1,040)	—	(1,040)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Macy’s, Inc.	(1,676)	—	(1,676)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Madison Square Garden Co. (The)	1,971	—	1,971
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Mallinckrodt PLC	6,059	—	6,059
Goldman Sachs & Co.	GBP	(128)	Pay or receive amounts based on market value fluctuation of Man Group PLC	(4,327)	—	(4,327)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Manhattan Associates, Inc.	533	—	533
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of ManpowerGroup, Inc.	8,499	—	8,499
Goldman Sachs & Co.	EUR	9	Pay or receive amounts based on market value fluctuation of Mapfre SA	(1,355)	—	(1,355)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Markel Corp.	(3,035)	—	(3,035)
Goldman Sachs & Co.	GBP	4	Pay or receive amounts based on market value fluctuation of Marks & Spencer Group PLC	(936)	—	(936)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Masco Corp.	476	—	476
Goldman Sachs & Co.		(25)	Pay or receive amounts based on market value fluctuation of Mattel, Inc.	(27,691)	—	(27,691)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of McKesson Corp.	6,587	—	6,587
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of MDU Resources Group, Inc.	(6,229)	—	(6,229)
Goldman Sachs & Co.	EUR	(2)	Pay or receive amounts based on market value fluctuation of Mediaset Espana Comunicacion SA	313	—	313
Goldman Sachs & Co.	GBP	(13)	Pay or receive amounts based on market value fluctuation of Mediclinic International PLC	8,540	—	8,540

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.	EUR	(1)	Pay or receive amounts based on market value fluctuation of Melia Hotels International SA	$339	$—	$339
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of MercadoLibre, Inc.	21,143	—	21,143
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Merck & Co., Inc.	2,001	—	2,001
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Mercury General Corp.	4,900	—	4,900
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Meredith Corp.	3,596	—	3,596
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of Merlin Entertainments PLC	482	—	482
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of MGM Resorts International	(3,125)	—	(3,125)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Michaels Cos., Inc. (The)	1,921	—	1,921
Goldman Sachs & Co.	GBP	11	Pay or receive amounts based on market value fluctuation of Micro Focus International PLC	(19,218)	—	(19,218)
Goldman Sachs & Co.		20	Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	(27,439)	—	(27,439)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Microsoft Corp.	(6,216)	—	(6,216)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Middleby Corp. (The)	13,769	—	13,769
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Minerals Technologies, Inc.	210	—	210
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Molson Coors Brewing Co.	(737)	—	(737)
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Mondi PLC	(15,982)	—	(15,982)
Goldman Sachs & Co.	GBP	21	Pay or receive amounts based on market value fluctuation of Moneysupermarket.com Group PLC	56	—	56
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Monolithic Power Systems, Inc.	396	—	396
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Monster Beverage Corp.	5,387	—	5,387
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Morgan Stanley	(3,649)	—	(3,649)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of MSC Industrial Direct Co., Inc.	$(53)	$—	$(53)
Goldman Sachs & Co.	CAD	8,470	Pay or receive amounts based on market value fluctuation of MSCI Canada Net Return CAD Index	(14,335)	—	(14,335)
Goldman Sachs & Co.	HKD	116,003	Pay or receive amounts based on market value fluctuation of MSCI Hong Kong Net Return HKD Index	411,695	—	411,695
Goldman Sachs & Co.	EUR	(2,383)	Pay or receive amounts based on market value fluctuation of MSCI Italy Net Return EUR Index	52,699	—	52,699
Goldman Sachs & Co.	EUR	(632)	Pay or receive amounts based on market value fluctuation of MSCI Spain Net Return EUR Index	25,858	—	25,858
Goldman Sachs & Co.	SEK	(78,916)	Pay or receive amounts based on market value fluctuation of MSCI Sweden Net Return SEK Index	294,040	—	294,040
Goldman Sachs & Co.	CHF	(7,798)	Pay or receive amounts based on market value fluctuation of MSCI Switzerland Net Return CHF Index	129,908	—	129,908
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Murphy Oil Corp.	1,844	—	1,844
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Murphy USA, Inc.	7,665	—	7,665
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Nabors Industries Ltd.	803	—	803
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Nasdaq, Inc.	1,074	—	1,074
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of National Fuel Gas Co.	9,598	—	9,598
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of National Instruments Corp.	(2,475)	—	(2,475)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of National Oilwell Varco, Inc.	426	—	426
Goldman Sachs & Co.	EUR	(30)	Pay or receive amounts based on market value fluctuation of Natixis SA	2,669	—	2,669
Goldman Sachs & Co.		14	Pay or receive amounts based on market value fluctuation of Navient Corp.	3,157	—	3,157
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of NCR Corp.	(680)	—	(680)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of NetApp, Inc.	2,095	—	2,095
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of NetScout Systems, Inc.	3,238	—	3,238

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(14)		Pay or receive amounts based on market value fluctuation of Neurocrine Biosciences, Inc.	$(8,804)	$—	$(8,804)
Goldman Sachs & Co.		12		Pay or receive amounts based on market value fluctuation of NeuStar, Inc.	(1,224)	—	(1,224)
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of New Jersey Resources Corp.	9,599	—	9,599
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of New York Times Co. (The)	157	—	157
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of Newell Brands, Inc.	2,668	—	2,668
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of Newfield Exploration Co.	1,687	—	1,687
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of NewMarket Corp.	(569)	—	(569)
Goldman Sachs & Co.		(10)		Pay or receive amounts based on market value fluctuation of Newmont Mining Corp.	4,761	—	4,761
Goldman Sachs & Co.		(13)		Pay or receive amounts based on market value fluctuation of News Corp.	1,029	—	1,029
Goldman Sachs & Co.	GBP	(3)		Pay or receive amounts based on market value fluctuation of NEX Group PLC	567	—	567
Goldman Sachs & Co.	GBP	(1)		Pay or receive amounts based on market value fluctuation of Next PLC	4,587	—	4,587
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of Nielsen Holdings PLC	234	—	234
Goldman Sachs & Co.		(6)		Pay or receive amounts based on market value fluctuation of NIKE, Inc.	(44,798)	—	(44,798)
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of NiSource, Inc.	2,037	—	2,037
Goldman Sachs & Co.		(102)		Pay or receive amounts based on market value fluctuation of Noble Corp. PLC	16,303	—	16,303
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of Nordson Corp.	362	—	362
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of Norfolk Southern Corp.	4,146	—	4,146
Goldman Sachs & Co.		4		Pay or receive amounts based on market value fluctuation of Northrop Grumman Corp.	(19,576)	—	(19,576)
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of Norwegian Cruise Line Holdings Ltd.	(2,002)	—	(2,002)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(15)		Pay or receive amounts based on market value fluctuation of NOW, Inc.	$20,603	$—	$20,603
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Nu Skin Enterprises, Inc.	8,359	—	8,359
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of Nucor Corp.	(4,949)	—	(4,949)
Goldman Sachs & Co.		(2)		Pay or receive amounts based on market value fluctuation of NuVasive, Inc.	3,127	—	3,127
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of NVR, Inc.	(6,980)	—	(6,980)
Goldman Sachs & Co.	EUR	(6)		Pay or receive amounts based on market value fluctuation of Obrascon Huarte Lain SA	233	—	233
Goldman Sachs & Co.		(4)		Pay or receive amounts based on market value fluctuation of Occidental Petroleum Corp.	8,791	—	8,791
Goldman Sachs & Co.		(58)		Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	(11,511)	—	(11,511)
Goldman Sachs & Co.		(7)		Pay or receive amounts based on market value fluctuation of OGE Energy Corp.	7,489	—	7,489
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of Oil State International, Inc.	(807)	—	(807)
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Old Dominion Freight Line, Inc.	817	—	817
Goldman Sachs & Co.		(3)		Pay or receive amounts based on market value fluctuation of Olin Corp.	(1,468)	—	(1,468)
Goldman Sachs & Co.		3		Pay or receive amounts based on market value fluctuation of Omnicom Group, Inc.	(1,964)	—	(1,964)
Goldman Sachs & Co.		1		Pay or receive amounts based on market value fluctuation of ONE Gas, Inc.	(1,973)	—	(1,973)
Goldman Sachs & Co.		(5)		Pay or receive amounts based on market value fluctuation of OneMain Holdings, Inc.	(5,879)	—	(5,879)
Goldman Sachs & Co.		—	(r)	Pay or receive amounts based on market value fluctuation of ONEOK, Inc.	(948)	—	(948)
Goldman Sachs & Co.		(23)		Pay or receive amounts based on market value fluctuation of Opko Health, Inc.	234	—	234
Goldman Sachs & Co.		5		Pay or receive amounts based on market value fluctuation of Oracle Corp.	22,103	—	22,103
Goldman Sachs & Co.		2		Pay or receive amounts based on market value fluctuation of Orbital ATK, Inc.	(4,192)	—	(4,192)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Oshkosh Corp.	$(5,460)	$—	$(5,460)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Owens Corning	6,997	—	6,997
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Owens-Illinois, Inc.	(2,744)	—	(2,744)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Packaging Corp. of America	4,601	—	4,601
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	2,774	—	2,774
Goldman Sachs & Co.		(68)	Pay or receive amounts based on market value fluctuation of Pandora Media, Inc.	(137,400)	—	(137,400)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of PAREXEL International Corp.	11,921	—	11,921
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Parker-Hannifin Corp.	(15,864)	—	(15,864)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Parsley Energy, Inc.	(4,828)	—	(4,828)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Patheon NV	(582)	—	(582)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Patterson Cos., Inc.	1,192	—	1,192
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of PayPal Holdings, Inc.	(345)	—	(345)
Goldman Sachs & Co.	GBP	12	Pay or receive amounts based on market value fluctuation of Paysafe Group PLC	(791)	—	(791)
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of PBF Energy, Inc.	648	—	648
Goldman Sachs & Co.	GBP	(3)	Pay or receive amounts based on market value fluctuation of Pearson PLC	498	—	498
Goldman Sachs & Co.	GBP	(26)	Pay or receive amounts based on market value fluctuation of Pennon Group PLC	29,680	—	29,680
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Penske Automotive Group, Inc.	1,915	—	1,915
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Perrigo Co. PLC	(6,107)	—	(6,107)
Goldman Sachs & Co.	GBP	(31)	Pay or receive amounts based on market value fluctuation of Petrofac Ltd.	(10,966)	—	(10,966)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	17	Pay or receive amounts based on market value fluctuation of Peugeot SA	$(12,418)	$—	$(12,418)
Goldman Sachs & Co.		28	Pay or receive amounts based on market value fluctuation of Pfizer, Inc.	10,374	—	10,374
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of PG&E Corp.	(15,088)	—	(15,088)
Goldman Sachs & Co.		22	Pay or receive amounts based on market value fluctuation of Pilgrim’s Pride Corp.	(34,301)	—	(34,301)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Pinnacle Food, Inc.	(1,642)	—	(1,642)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Pinnacle West Capital Corp.	(25,251)	—	(25,251)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Pitney Bowes, Inc.	4,904	—	4,904
Goldman Sachs & Co.		(33)	Pay or receive amounts based on market value fluctuation of Platform Specialty Products Corp.	(7,302)	—	(7,302)
Goldman Sachs & Co.	GBP	20	Pay or receive amounts based on market value fluctuation of Playtech PLC	(12,553)	—	(12,553)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of PNC Financial Services Group, Inc. (The)	5,132	—	5,132
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of PNM Resources, Inc.	10,736	—	10,736
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Popular, Inc.	13,894	—	13,894
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Premier, Inc.	(5,613)	—	(5,613)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Prestige Brands Holdings, Inc.	(551)	—	(551)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of ProAssurance Corp.	1,228	—	1,228
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Procter & Gamble Co. (The)	(2,599)	—	(2,599)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of PTC, Inc.	11,684	—	11,684
Goldman Sachs & Co.		24	Pay or receive amounts based on market value fluctuation of Public Service Enterprise Group, Inc.	(29,490)	—	(29,490)
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of Publicis Groupe SA	(2,388)	—	(2,388)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		21	Pay or receive amounts based on market value fluctuation of PulteGroup, Inc.	$7,741	$—	$7,741
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of QEP Resources, Inc.	(8,342)	—	(8,342)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Qiagen N.V.	(2,024)	—	(2,024)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Qorvo, Inc.	(10,977)	—	(10,977)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Quanta Services, Inc.	2,709	—	2,709
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Ralph Lauren Corp.	(8,328)	—	(8,328)
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Range Resources Corp.	(14,061)	—	(14,061)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Raymond James Financial, Inc.	1,748	—	1,748
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Raytheon Co.	(12,752)	—	(12,752)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Reckitt Benckiser Group PLC	(1,137)	—	(1,137)
Goldman Sachs & Co.	EUR	(8)	Pay or receive amounts based on market value fluctuation of Red Electrica Corp. SA	17,373	—	17,373
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Regal Beloit Corp.	(345)	—	(345)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(6,308)	—	(6,308)
Goldman Sachs & Co.		14	Pay or receive amounts based on market value fluctuation of Regions Financial Corp.	1,970	—	1,970
Goldman Sachs & Co.		8	Pay or receive amounts based on market value fluctuation of Reinsurance Group of America, Inc.	(6,328)	—	(6,328)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Reliance Steel & Aluminum Co.	1,287	—	1,287
Goldman Sachs & Co.	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Remy Cointreau SA	334	—	334
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of RenaissanceRe Holdings Ltd.	(2,885)	—	(2,885)
Goldman Sachs & Co.	EUR	38	Pay or receive amounts based on market value fluctuation of Repsol SA	(28,981)	—	(28,981)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Republic Services, Inc.	$(9,970)	$—	$(9,970)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Rice Energy, Inc.	(21,216)	—	(21,216)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Rockwell Automation, Inc.	(813)	—	(813)
Goldman Sachs & Co.	GBP	(23)	Pay or receive amounts based on market value fluctuation of Rolls-Royce Holdings PLC	9,864	—	9,864
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Roper Technologies, Inc.	1,187	—	1,187
Goldman Sachs & Co.	GBP	(24)	Pay or receive amounts based on market value fluctuation of Rotork PLC	721	—	721
Goldman Sachs & Co.		29	Pay or receive amounts based on market value fluctuation of Rowan Cos. PLC	(50,021)	—	(50,021)
Goldman Sachs & Co.	GBP	(137)	Pay or receive amounts based on market value fluctuation of Royal Bank of Scotland Group PLC	5,192	—	5,192
Goldman Sachs & Co.	GBP	(4)	Pay or receive amounts based on market value fluctuation of Royal Dutch Shell PLC	2,898	—	2,898
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Royal Gold, Inc.	(5,136)	—	(5,136)
Goldman Sachs & Co.	GBP	70	Pay or receive amounts based on market value fluctuation of Royal Mail PLC	(20,588)	—	(20,588)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of RPC Group PLC	(475)	—	(475)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of RPC, Inc.	(2,589)	—	(2,589)
Goldman Sachs & Co.		(19)	Pay or receive amounts based on market value fluctuation of RR Donnelley & Sons Co.	(2,303)	—	(2,303)
Goldman Sachs & Co.	GBP	(11)	Pay or receive amounts based on market value fluctuation of RSA Insurance Group PLC	2,079	—	2,079
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Ryder System, Inc.	23,612	—	23,612
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Sabre Corp.	3,945	—	3,945
Goldman Sachs & Co.	GBP	3	Pay or receive amounts based on market value fluctuation of Sage Group PLC (The)	(825)	—	(825)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of salesforce.com, Inc.	5,479	—	5,479

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Sally Beauty Holdings, Inc.	$(8,346)	$—	$(8,346)
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Sanofi	(15,399)	—	(15,399)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Santander Consumer USA Holding, Inc.	2,391	—	2,391
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of SCANA Corp.	(26,116)	—	(26,116)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Science Applications International Corp.	(8,616)	—	(8,616)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Scripps Networks Interactive, Inc.	2,214	—	2,214
Goldman Sachs & Co.		13	Pay or receive amounts based on market value fluctuation of Seagate Technology PLC	(41,371)	—	(41,371)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Sealed Air Corp.	3,898	—	3,898
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Seattle Genetics, Inc.	46,451	—	46,451
Goldman Sachs & Co.	EUR	1	Pay or receive amounts based on market value fluctuation of SEB SA	(2,435)	—	(2,435)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Sempra Energy	7,781	—	7,781
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Sensata Technologies Holding NV	(45)	—	(45)
Goldman Sachs & Co.	GBP	(80)	Pay or receive amounts based on market value fluctuation of Serco Group PLC	3,223	—	3,223
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of ServiceMaster Global Holdings, Inc.	349	—	349
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of ServiceNow, Inc.	(20,064)	—	(20,064)
Goldman Sachs & Co.	EUR	(5)	Pay or receive amounts based on market value fluctuation of SFR Group SA	15,588	—	15,588
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of Shire PLC	(2,697)	—	(2,697)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Signature Bank	(392)	—	(392)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Signet Jewelers Ltd.	(15,083)	—	(15,083)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Silgan Holdings, Inc.	$(408)	$—	$(408)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Six Flags Entertainment Corp.	(8,665)	—	(8,665)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Skechers U.S.A., Inc.	(2,692)	—	(2,692)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Skyworks Solutions, Inc.	(36,227)	—	(36,227)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of SM Energy Co.	(1,674)	—	(1,674)
Goldman Sachs & Co.	GBP	3	Pay or receive amounts based on market value fluctuation of Smiths Group PLC	(1,392)	—	(1,392)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Snap-on, Inc.	379	—	379
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Snyder’s-Lance, Inc.	1,815	—	1,815
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Sodexo SA	(15,459)	—	(15,459)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Sonoco Products Co.	(3,185)	—	(3,185)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Sotheby’s	(58)	—	(58)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Southwest Airlines Co.	7,504	—	7,504
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Southwest Gas Holdings, Inc.	(11,737)	—	(11,737)
Goldman Sachs & Co.		(48)	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	(10,180)	—	(10,180)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Spectrum Brands Holdings, Inc.	(12,435)	—	(12,435)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive amounts based on market value fluctuation of Spirax-Sarco Engineering PLC	703	—	703
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Spirit AeroSystems Holdings, Inc.	587	—	587
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Spirit Airlines, Inc.	(897)	—	(897)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Splunk, Inc.	8,429	—	8,429

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(32)	Pay or receive amounts based on market value fluctuation of Sprouts Farmers Market, Inc.	$(30,219)	$—	$(30,219)
Goldman Sachs & Co.		(47)	Pay or receive amounts based on market value fluctuation of Square, Inc.	35,051	—	35,051
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of SS&C Technologies Holdings, Inc.	289	—	289
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of SSE PLC	(368)	—	(368)
Goldman Sachs & Co.	GBP	(2)	Pay or receive amounts based on market value fluctuation of Standard Chartered PLC	(448)	—	(448)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Stanley Black & Decker, Inc.	(3,668)	—	(3,668)
Goldman Sachs & Co.		(11)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	(14,088)	—	(14,088)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of State Street Corp.	1,104	—	1,104
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Steel Dynamics, Inc.	15,892	—	15,892
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Stericycle, Inc.	6,386	—	6,386
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of STERIS PLC	189	—	189
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Stifel Financial Corp.	(106)	—	(106)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Stryker Corp.	(309)	—	(309)
Goldman Sachs & Co.	EUR	(14)	Pay or receive amounts based on market value fluctuation of Suez	2,989	—	2,989
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of SunTrust Banks, Inc.	2,952	—	2,952
Goldman Sachs & Co.		(36)	Pay or receive amounts based on market value fluctuation of Superior Energy Services, Inc.	5,840	—	5,840
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of SVB Financial Group	2,153	—	2,153
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Synaptics, Inc.	(1,658)	—	(1,658)
Goldman Sachs & Co.		(10)	Pay or receive amounts based on market value fluctuation of Synchrony Financial	(3,945)	—	(3,945)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of SYNNEX Corp.	$632	$—	$632
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Synopsys, Inc.	(12,238)	—	(12,238)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of T. Rowe Price Group, Inc.	186	—	186
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Tableau Software, Inc.	15,439	—	15,439
Goldman Sachs & Co.		(8)	Pay or receive amounts based on market value fluctuation of Targa Resources Corp.	(16,795)	—	(16,795)
Goldman Sachs & Co.	GBP	30	Pay or receive amounts based on market value fluctuation of Tate & Lyle PLC	(24,915)	—	(24,915)
Goldman Sachs & Co.	GBP	225	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	(12,898)	—	(12,898)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of TCF Financial Corp.	185	—	185
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of TE Connectivity Ltd.	(4,834)	—	(4,834)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Tech Data Corp.	16,350	—	16,350
Goldman Sachs & Co.	EUR	(16)	Pay or receive amounts based on market value fluctuation of Technicolor SA	12,061	—	12,061
Goldman Sachs & Co.	EUR	3	Pay or receive amounts based on market value fluctuation of Tecnicas Reunidas SA	(1,351)	—	(1,351)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of TEGNA, Inc.	(5,968)	—	(5,968)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Teledyne Technologies, Inc.	(7,559)	—	(7,559)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Teleflex, Inc.	2,588	—	2,588
Goldman Sachs & Co.	EUR	(28)	Pay or receive amounts based on market value fluctuation of Telefonica SA	21,617	—	21,617
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Teleperformance	(15,381)	—	(15,381)
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Tempur Sealy International, Inc.	(59,600)	—	(59,600)
Goldman Sachs & Co.		(30)	Pay or receive amounts based on market value fluctuation of Tenet Healthcare Corp.	(21,611)	—	(21,611)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Teradata Corp.	$(780)	$—	$(780)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Terex Corp.	249	—	249
Goldman Sachs & Co.	GBP	(205)	Pay or receive amounts based on market value fluctuation of Tesco PLC	6,020	—	6,020
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Tesla, Inc.	14,439	—	14,439
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Texas Instruments, Inc.	(19,370)	—	(19,370)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Texas Roadhouse, Inc.	6,890	—	6,890
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Textron, Inc.	(8,765)	—	(8,765)
Goldman Sachs & Co.	EUR	5	Pay or receive amounts based on market value fluctuation of Thales SA	(27,702)	—	(27,702)
Goldman Sachs & Co.	GBP	(61)	Pay or receive amounts based on market value fluctuation of Thomas Cook Group PLC	2,533	—	2,533
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Thor Industries, Inc.	(2,810)	—	(2,810)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Tiffany & Co.	95	—	95
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of Time, Inc.	(9,770)	—	(9,770)
Goldman Sachs & Co.		3	Pay or receive amounts based on market value fluctuation of Timken Co. (The)	(983)	—	(983)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Torchmark Corp.	(6,839)	—	(6,839)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Toro Co. (The)	(15,240)	—	(15,240)
Goldman Sachs & Co.	EUR	8	Pay or receive amounts based on market value fluctuation of TOTAL SA	(16,462)	—	(16,462)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Tractor Supply Co.	13,004	—	13,004
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of TransDigm Group, Inc.	5,177	—	5,177
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Transocean Ltd.	(1,726)	—	(1,726)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Travelers Cos., Inc. (The)	$(10,659)	$—	$(10,659)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of TreeHouse Foods, Inc.	5,984	—	5,984
Goldman Sachs & Co.		(16)	Pay or receive amounts based on market value fluctuation of TRI Pointe Group, Inc.	(8,486)	—	(8,486)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Trimble, Inc.	10,623	—	10,623
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	11,932	—	11,932
Goldman Sachs & Co.		(14)	Pay or receive amounts based on market value fluctuation of TripAdvisor, Inc.	(28,797)	—	(28,797)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Triumph Group, Inc.	(1,807)	—	(1,807)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Trustmark Corp.	(1,856)	—	(1,856)
Goldman Sachs & Co.	GBP	5	Pay or receive amounts based on market value fluctuation of TUI AG	(2,877)	—	(2,877)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Tupperware Brands Corp.	(607)	—	(607)
Goldman Sachs & Co.		(29)	Pay or receive amounts based on market value fluctuation of Twitter, Inc.	(23,164)	—	(23,164)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Tyler Technologies, Inc.	(5,819)	—	(5,819)
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	9,987	—	9,987
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of U.S. Bancorp	(7,401)	—	(7,401)
Goldman Sachs & Co.	EUR	2	Pay or receive amounts based on market value fluctuation of Ubisoft Entertainment SA	(4,403)	—	(4,403)
Goldman Sachs & Co.	GBP	2	Pay or receive amounts based on market value fluctuation of UBM PLC	(561)	—	(561)
Goldman Sachs & Co.		11	Pay or receive amounts based on market value fluctuation of UGI Corp.	(29,784)	—	(29,784)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Ultimate Software Group, Inc. (The)	11,870	—	11,870
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of UMB Financial Corp.	1,034	—	1,034

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of Under Armour, Inc.	$(3,074)	$—	$(3,074)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Union Pacific Corp.	(11,756)	—	(11,756)
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of United Continental Holdings, Inc.	(41,060)	—	(41,060)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	33,466	—	33,466
Goldman Sachs & Co.		(30)	Pay or receive amounts based on market value fluctuation of United States Steel Corporation	(40,502)	—	(40,502)
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of United Therapeutics Corp.	(6,183)	—	(6,183)
Goldman Sachs & Co.	GBP	(16)	Pay or receive amounts based on market value fluctuation of United Utilities Group PLC	19,516	—	19,516
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of UnitedHealth Group, Inc.	4,450	—	4,450
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Universal Health Services, Inc.	2,191	—	2,191
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Unum Group	(8,026)	—	(8,026)
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of Validus Holdings Ltd.	(4,384)	—	(4,384)
Goldman Sachs & Co.		(13)	Pay or receive amounts based on market value fluctuation of Valley National Bancorp	(674)	—	(674)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Varex Imaging Corp.	(1,930)	—	(1,930)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Vectren Corp.	(735)	—	(735)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Veeva Systems, Inc.	3,090	—	3,090
Goldman Sachs & Co.	EUR	(20)	Pay or receive amounts based on market value fluctuation of Veolia Environnement SA	12,562	—	12,562
Goldman Sachs & Co.		(27)	Pay or receive amounts based on market value fluctuation of VeriFone Systems, Inc.	(19,848)	—	(19,848)
Goldman Sachs & Co.		(4)	Pay or receive amounts based on market value fluctuation of VF Corp.	(2,956)	—	(2,956)
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of ViaSat Inc.	8,455	—	8,455

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		17	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	$(2,561)	$—	$(2,561)
Goldman Sachs & Co.		(9)	Pay or receive amounts based on market value fluctuation of Vista Outdoor, Inc.	12,500	—	12,500
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Visteon Corp.	(16,025)	—	(16,025)
Goldman Sachs & Co.	EUR	(6)	Pay or receive amounts based on market value fluctuation of Vivendi SA	7,727	—	7,727
Goldman Sachs & Co.		4	Pay or receive amounts based on market value fluctuation of VMware, Inc.	(5,621)	—	(5,621)
Goldman Sachs & Co.	GBP	(28)	Pay or receive amounts based on market value fluctuation of Vodafone Group PLC	1,838	—	1,838
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of VWR Corp.	50	—	50
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of W.R. Berkley Corp.	(217)	—	(217)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of W.W. Grainger, Inc.	534	—	534
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of WABCO Holdings, Inc.	(3,644)	—	(3,644)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Waddell & Reed Financial, Inc.	(114)	—	(114)
Goldman Sachs & Co.		6	Pay or receive amounts based on market value fluctuation of Wal-Mart Stores, Inc.	1,140	—	1,140
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Walt Disney Co. (The)	1,249	—	1,249
Goldman Sachs & Co.		9	Pay or receive amounts based on market value fluctuation of Waste Management, Inc.	(7,666)	—	(7,666)
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of Waters Corp.	(873)	—	(873)
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of Watsco, Inc.	445	—	445
Goldman Sachs & Co.		(188)	Pay or receive amounts based on market value fluctuation of Weatherford International Ltd.	39,405	—	39,405
Goldman Sachs & Co.		— (r)	Pay or receive amounts based on market value fluctuation of WEC Energy Group, Inc.	(546)	—	(546)
Goldman Sachs & Co.	GBP	(1)	Pay or receive amounts based on market value fluctuation of Weir Group PLC (The)	426	—	426

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(12)	Pay or receive amounts based on market value fluctuation of Welbilt, Inc.	$3,588	$—	$3,588
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of WellCare Health Plans, Inc.	16,473	—	16,473
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Wendy’s Co. (The)	700	—	700
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Werner Enterprises, Inc.	1,338	—	1,338
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Western Digital Corp.	(207)	—	(207)
Goldman Sachs & Co.		10	Pay or receive amounts based on market value fluctuation of Western Union Co. (The)	(482)	—	(482)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Westlake Chemical Corp.	2,636	—	2,636
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of WEX, Inc.	441	—	441
Goldman Sachs & Co.	GBP	6	Pay or receive amounts based on market value fluctuation of WH Smith PLC	(6,007)	—	(6,007)
Goldman Sachs & Co.		2	Pay or receive amounts based on market value fluctuation of Whirlpool Corp.	(10,180)	—	(10,180)
Goldman Sachs & Co.	GBP	35	Pay or receive amounts based on market value fluctuation of William Hill PLC	(8,982)	—	(8,982)
Goldman Sachs & Co.		(20)	Pay or receive amounts based on market value fluctuation of Williams Cos., Inc. (The)	(28,544)	—	(28,544)
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Willis Towers Watson PLC	8,565	—	8,565
Goldman Sachs & Co.		(51)	Pay or receive amounts based on market value fluctuation of WisdomTree Investments Inc.	(6,629)	—	(6,629)
Goldman Sachs & Co.	GBP	122	Pay or receive amounts based on market value fluctuation of WM Morrison Supermarkets PLC	(5,241)	—	(5,241)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Woodward, Inc.	(7,714)	—	(7,714)
Goldman Sachs & Co.		(7)	Pay or receive amounts based on market value fluctuation of Workday, Inc.	23,138	—	23,138
Goldman Sachs & Co.		1	Pay or receive amounts based on market value fluctuation of World Fuel Services Corp.	3,144	—	3,144
Goldman Sachs & Co.	GBP	(80)	Pay or receive amounts based on market value fluctuation of Worldpay Group PLC	8,577	—	8,577

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		7	Pay or receive amounts based on market value fluctuation of Worthington Industries, Inc.	$39,382	$—	$39,382
Goldman Sachs & Co.	GBP	10	Pay or receive amounts based on market value fluctuation of WPP PLC	(8,340)	—	(8,340)
Goldman Sachs & Co.		(38)	Pay or receive amounts based on market value fluctuation of WPX Energy, Inc.	(24,708)	—	(24,708)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of WR Grace & Co.	(8,903)	—	(8,903)
Goldman Sachs & Co.		5	Pay or receive amounts based on market value fluctuation of Wyndham Worldwide Corp.	(12,973)	—	(12,973)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Wynn Resorts Ltd.	14,207	—	14,207
Goldman Sachs & Co.		12	Pay or receive amounts based on market value fluctuation of Xcel Energy, Inc.	(19,694)	—	(19,694)
Goldman Sachs & Co.		19	Pay or receive amounts based on market value fluctuation of Xerox Corp.	(1,135)	—	(1,135)
Goldman Sachs & Co.		(3)	Pay or receive amounts based on market value fluctuation of Yahoo!, Inc.	(57)	—	(57)
Goldman Sachs & Co.		(6)	Pay or receive amounts based on market value fluctuation of Yelp, Inc.	1,511	—	1,511
Goldman Sachs & Co.		(30)	Pay or receive amounts based on market value fluctuation of Zayo Group Holdings, Inc.	40,207	—	40,207
Goldman Sachs & Co.		(2)	Pay or receive amounts based on market value fluctuation of Zebra Technologies Corp.	11,612	—	11,612
Goldman Sachs & Co.		(5)	Pay or receive amounts based on market value fluctuation of Zillow Group, Inc.	(10,674)	—	(10,674)
Goldman Sachs & Co.		(1)	Pay or receive amounts based on market value fluctuation of Zoetis, Inc.	896	—	896
Goldman Sachs & Co.		(61)	Pay or receive amounts based on market value fluctuation of Zynga, Inc.	2,446	—	2,446
JPMorgan Chase		(1,474)	Pay fixed payments on the JPCMMCYI Index and receive variable payments based on the 3 Month LIBOR	(54,676)	—	(54,676)
JPMorgan Chase		(1,253)	Pay fixed payments on the JPCMMCYI Index and receive variable payments based on the 3 Month LIBOR -10bps	223	—	223
JPMorgan Chase		(1,211)	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	(7,806)	—	(7,806)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
JPMorgan Chase		(314)	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR -10bps	$(2,022)	$—	$(2,022)
JPMorgan Chase		(325)	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR -10bps	(2,092)	—	(2,092)
JPMorgan Chase		(470)	Pay fixed payments on the JPMSCPTY Index and receive variable payments based on the 3 Month LIBOR -10bps	901	—	901
JPMorgan Chase		(2,310)	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR	(5,506)	—	(5,506)
JPMorgan Chase		(2,286)	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	(5,449)	—	(5,449)
JPMorgan Chase	HKD	16,666	Pay or receive amounts based on market value fluctuation of Hang Seng Index Future Contract	(4,590)	—	(4,590)
JPMorgan Chase		1,482	Receive fixed payments on the JPCMMDEF Index and receive variable payments based on the 3 Month LIBOR -2bps	35,373	—	35,373
JPMorgan Chase		1,268	Receive fixed payments on the JPCMMDEF Index and receive variable payments based on the 3 Month LIBOR -2bps	(415)	—	(415)

				$(507,356)	$137,095	$(644,451)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 7/17/17, 8/31/17 and 9/29/17, respectively.

(2)	BNP Paribas total return swaps have termination dates of 11/16/17, 1/26/18, 3/24/18 and 3/29/18, respectively.

(3)	Citigroup Global Markets total return swaps have a termination dates of 2/17/18 and 2/20/2018.

(4)	Goldman Sachs & Co. positions have reset or termination dates of 7/17/17, 1/26/18 and 2/17/47 respectively. On the Goldman Sachs & Co. positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(5)	JP Morgan Chase total return swaps have termination dates of 8/28/17, 3/8/18, 3/15/18, and 8/28/17, respectively.

(6)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,758,622,549	$—	$—
Common Stocks	305,462,621	178,017,789	28,829
Preferred Stocks	590,676	736,768	—
Rights	—	—	41,579
Unaffiliated Exchange Traded Funds	71,477,456	—	—
Unaffiliated Funds	148,370,620	—	—
Warrants	87,446	81	—
Asset-Backed Securities
Automobiles	—	7,248,340	—
Collateralized Debt Obligations	—	207,836	—
Collateralized Loan Obligations	—	804,503	—
Consumer Loans	—	239,315	—
Home Equity Loans	—	10,002,143	—
Other	—	629,986	—
Residential Mortgage-Backed Securities	—	7,813,418	—
Student Loans	—	2,223,349	—
Bank Loans	—	593,143	32,360
Commercial Mortgage-Backed Securities	—	10,307,438	—
Convertible Bonds	—	4,032	87,032
Corporate Bonds	—	269,634,564	224
Foreign Government Bonds	—	257,364,278	—
Municipal Bonds	—	2,546,752	—
Residential Mortgage-Backed Securities	—	45,212,490	—
U.S. Government Agency Obligations	—	16,512,600	—
U.S. Treasury Obligations	—	668,287,043	—
Certificates of Deposit	—	15,623,172	—
Commercial Paper	—	9,388,775	—
Foreign Treasury Obligations	—	5,039,696	—
Options Purchased	510,982	539,623	—
Common Stocks – Short	(107,908,122)	(41,377,435)	—
Options Written	(695,443)	(242,599)	—
Other Financial Instruments*
Financial Futures Contracts	(1,773,663)	—	—
Commodity Futures Contracts	38,764	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,166,910)	—
OTC Cross Currency Exchange Contract	—	9,046	—
Centrally Cleared Credit Default Swap Agreements	—	(54,177)	—
OTC Credit Default Swap Agreements	—	(177,388)	—
OTC Currency Swap Agreements	—	(12,520)	—
Centrally Cleared Inflation Swaps Agreements	—	245,898	—
Centrally Cleared Interest Rate Swap Agreements	—	5,417,020	—
OTC Inflation Swap Agreements	—	(53,976)	—
OTC Interest Rate Swap Agreements	—	605,198	—
OTC Total Return Swap Agreements	—	(507,280)	(76)

Total	$4,174,783,886	$1,467,662,011	$189,948

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	66.2%
U.S. Treasury Obligations	11.8
Foreign Government Bonds	4.5
Unaffiliated Funds	2.6
Banks	2.5
Transportation Infrastructure	1.3
Unaffiliated Exchange Traded Funds	1.3
Electric Utilities	1.2
Oil, Gas & Consumable Fuels	1.1
Residential Mortgage-Backed Securities	0.9
Oil & Gas	0.7
Construction & Engineering	0.6
Diversified Financial Services	0.4
Road & Rail	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
U.S. Government Agency Obligations	0.3
Certificates of Deposits	0.3
Gas Utilities	0.3
Pharmaceuticals	0.2
Commercial Mortgage-Backed Securities	0.2
Home Equity Loans	0.2
Automobiles	0.2
Commercial Paper	0.2
Multi-Utilities	0.2
Software	0.2
Independent Power & Renewable Electricity Producers	0.2
Electric	0.2
Media	0.1
Chemicals	0.1
Semiconductors & Semiconductor Equipment	0.1
Auto Manufacturers	0.1
Biotechnology	0.1
Commercial Services & Supplies	0.1
Health Care Equipment & Supplies	0.1
Air Freight & Logistics	0.1
Pipelines	0.1
Insurance	0.1
IT Services	0.1
Food Products	0.1
Foreign Treasury Obligations	0.1
Water Utilities	0.1
Health Care Providers & Services	0.1
Hotels, Restaurants & Leisure	0.1
Electronic Equipment, Instruments & Components	0.1
Metals & Mining	0.1
Telecommunications	0.1
Specialty Retail	0.1
Building Products	0.1
Machinery	0.1
Household Durables	0.1
Professional Services	0.1
Consumer Finance	0.1
Internet Software & Services	0.1
Foods	0.1
Computers	0.1
Aerospace & Defense	0.1
Transportation	0.1

Forest Products & Paper	0.1%
Student Loans	0.1
Engineering & Construction	0.1
Real Estate	0.1
Iron/Steel	0.1
Household Products	0.0	*
Municipal Bonds	0.0	*
Beverages	0.0	*
Trading Companies & Distributors	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Capital Markets	0.0	*
Auto Components	0.0	*
Airlines	0.0	*
Communications Equipment	0.0	*
Retail	0.0	*
Trucking & Leasing	0.0	*
Life Sciences Tools & Services	0.0	*
Diversified Telecommunication Services	0.0	*
Containers & Packaging	0.0	*
Food & Staples Retailing	0.0	*
Health Care Technology	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Healthcare-Services	0.0	*
Mining	0.0	*
Industrial Conglomerates	0.0	*
Electrical Equipment	0.0	*
Paper & Forest Products	0.0	*
Healthcare-Products	0.0	*
Machinery-Diversified	0.0	*
Lodging	0.0	*
Personal Products	0.0	*
Internet & Direct Marketing Retail	0.0	*
Oil & Gas Services	0.0	*
Internet	0.0	*
Commercial Services	0.0	*
Tobacco	0.0	*
Options Purchased	0.0	*
Construction Materials	0.0	*
Leisure Products	0.0	*
Collateralized Loan Obligations	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Auto Parts & Equipment	0.0	*
Agriculture	0.0	*
Gas	0.0	*
Real Estate Management & Development	0.0	*
Wireless Telecommunication Services	0.0	*
Distributors	0.0	*
Other	0.0	*
Multiline Retail	0.0	*
Household Products/Wares	0.0	*
Semiconductors	0.0	*
Building Materials	0.0	*
Consumer Loans	0.0	*
Diversified Consumer Services	0.0	*
Holding Companies-Diversified	0.0	*
Options Purchased	0.0	*
Collateralized Debt Obligations	0.0	*
Miscellaneous Manufacturing	0.0	*
Thrifts & Mortgage Finance	0.0	*
Marine	0.0	*
Home Builders	0.0	*
Leisure Time	0.0	*
Transportation Infrastructure	(0.0	)*

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification (continued):

Paper & Forest Products	(0.0	)%*
Air Freight & Logistics	(0.0	)*
Real Estate Management & Development	(0.0	)*
Life Sciences Tools & Services	(0.0	)*
Distributors	(0.0	)*
Household Products	(0.0	)*
Water Utilities	(0.0	)*
Tobacco	(0.0	)*
Wireless Telecommunication Services	(0.0	)*
Mortgage Real Estate Investment Trusts (REITs)	(0.0	)*
Construction Materials	(0.0	)*
Multiline Retail	(0.0	)*
Thrifts & Mortgage Finance	(0.0	)*
Gas Utilities	(0.0	)*
Independent Power & Renewable Electricity Producers	(0.0	)*
Electrical Equipment	(0.0	)*
Industrial Conglomerates	(0.0	)*
Containers & Packaging	(0.0	)*
Airlines	(0.0	)*
Construction & Engineering	(0.0	)*
Marine	(0.0	)*
Diversified Consumer Services	(0.0	)*
Health Care Technology	(0.0	)*
Trading Companies & Distributors	(0.0	)*
Leisure Products	(0.0	)*
Diversified Telecommunication Services	(0.0	)*
Consumer Finance	(0.0	)*
Automobiles	(0.0	)*
Building Products	(0.0	)*
Personal Products	(0.0	)*
Aerospace & Defense	(0.0	)*
Technology Hardware, Storage & Peripherals	(0.0	)*
Auto Components	(0.0	)*
Food & Staples Retailing	(0.0	)*
Professional Services	(0.0	)*
Household Durables	(0.0	)*
Beverages	(0.0	)*

Internet & Direct Marketing Retail	(0.0)%*
Commercial Services & Supplies	(0.0)*
Road & Rail	(0.0)*
Pharmaceuticals	(0.0)*
Energy Equipment & Services	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Internet Software & Services	(0.1)
Food Products	(0.1)
Multi-Utilities	(0.1)
Metals & Mining	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Health Care Providers & Services	(0.1)
Electric Utilities	(0.1)
Media	(0.1)
Communications Equipment	(0.1)
Machinery	(0.1)
Capital Markets	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Specialty Retail	(0.1)
Insurance	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Chemicals	(0.1)
IT Services	(0.1)
Health Care Equipment & Supplies	(0.1)
Software	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Biotechnology	(0.1)
Equity Real Estate Investment Trusts (REITs)	(0.1)
Banks	(0.2)

99.5
Options Written	(0.0)*
Other assets in excess of liabilities	0.5

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$1,925,901	*	Due from/to broker — variation margin futures	$1,887,137	*
Commodity contracts	Premiums paid for OTC swap agreements	137,095		—	—
Commodity contracts	Unrealized appreciation on OTC swap agreements	78,509		Unrealized depreciation on OTC swap agreements	93,697
Credit contracts	Due from/to broker — variation margin swaps	98,086	*	Due from/to broker — variation margin swaps	152,263	*
Credit contracts	—	—		Premiums received for OTC swap agreements	351,472
Credit contracts	Unrealized appreciation on OTC swap agreements	174,084		—	—
Equity contracts	Due from/to broker — variation margin futures	916,301	*	Due from/to broker — variation margin futures	3,019,929	*
Equity contracts	Unaffiliated investments	129,106		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unrealized appreciation on OTC swap agreements	$3,736,760		Unrealized depreciation on OTC swap agreements	$4,313,207
Foreign exchange contracts	Due from/to broker — variation margin futures	249,866	*	Due from/to broker — variation margin futures	198,139	*
Foreign exchange contracts	Unaffiliated investments	305,808		Options written outstanding, at value	240,207
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	10,821		Unrealized depreciation on OTC cross currency exchange contracts	1,775
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	18,304,188		Unrealized depreciation on OTC forward foreign currency exchange contracts	23,471,098
Interest rate contracts	Due from/to broker — variation margin futures	3,333,290	*	Due from/to broker — variation margin futures	3,055,052	*
Interest rate contracts	Due from/to broker — variation margin swaps	10,443,751	*	Due from/to broker — variation margin swaps	4,780,833	*
Interest rate contracts	Premiums paid for OTC swap agreements	990		Premiums received for OTC swap agreements	3,502
Interest rate contracts	Unaffiliated investments	744,797		Options written outstanding, at value	697,835
Interest rate contracts	Unrealized appreciation on OTC swap agreements	705,801		Unrealized depreciation on OTC swap agreements	217,403

Total		$41,295,154			$42,483,549

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Commodity contracts	$—	$—	$—	$—	$(939,211)	$—	$(404,511)	$(1,343,722)
Credit contracts	—	—	—	27,034	—	—	(238,597)	(211,563)
Equity contracts	24,001	53,338	—	—	19,973,029	—	(875,746)	19,174,622
Foreign exchange contracts	—	—	(445,651)	1,041,985	442,165	2,592,350	—	3,630,849
Interest rate contracts	—	—	(1,677,961)	3,570,974	5,189,326	—	2,286,781	9,369,120

Total	$24,001	$53,338	$(2,123,612)	$4,639,993	$24,665,309	$2,592,350	$767,927	$30,619,306

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Commodity contracts	$—	$—	$—	$—	$(4,038,544)	$—	$(1,509,191)	$(5,547,735)
Credit contracts	—	—	—	(5,326)	—	—	130,344	125,018
Equity contracts	20,346	31,800	—	—	(4,409,821)	—	(742,421)	(5,100,096)
Foreign exchange contracts	—	—	38,444	(136,379)	691	(13,311,449)	—	(13,408,693)
Interest ratecontracts	—	—	19,736	(325,021)	1,451,827	—	347,907	1,494,449

Total	$20,346	$31,800	$58,180	$(466,726)	$(6,995,847)	$(13,311,449)	$(1,773,361)	$(22,437,057)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4) Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the period ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(1)
$1,086,587	$813,140,170	$1,227,639,171	$769,755,729	$892,334,734	$1,162,201,776	$1,685,400

Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Currency Swap Agreements(4)	Inflation Rate Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$41,713,413	$15,416,274	$17,850,746	$46,515,859	$806,579,332	$83,968,452

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(10)	Collateral Received(11)	Net Amount
Securities on Loan	$37,797,342	$(37,797,342)	$—

Description	Gross Amounts of Recognized Liabilities(10)	Collateral Pledged(11)	Net Amount
Securities Sold Short	$(149,285,557)	$149,285,557	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(11)	Net Amount
Bank of America(3-a)	$16,031	$(341)	$—	$15,690
Bank of America(3-b)	53,765	(6,477)	—	47,288
Bank of America(4)	42,742	(42,742)	—	—
Bank of America(5-a)	—	—	—	—
Bank of America(5-b)	572,735	(134,827)	(437,908)	—
Bank of America(8)	215,604	—	—	215,604
Bank of America(9)	9,911	(9,911)	—	—
Bank of New York Mellon(9)	—	—	—	—
Barclays Capital Group(3-a)	600,507	(58,842)	—	541,665
Barclays Capital Group(3-b)	—	—	—	—
Barclays Capital Group(4)	23,462	—	—	23,462
Barclays Capital Group(5-a)	51,403	(51,403)	—	—
Barclays Capital Group(5-b)	906,074	(906,074)	—	—
Barclays Capital Group(6)	3,971,078	(3,102,149)	—	868,929
Barclays Capital Group(9)	114,011	(100,896)	—	13,115
BNP Paribas(3-a)	204,623	(204,623)	—	—
BNP Paribas(3-b)	76,010	(76,010)	—	—
BNP Paribas(9)	474	(474)	—	—
Charles Schwab(5-a)	8,431	—	—	8,431
Charles Schwab(5-b)	110,351	(80,921)	—	29,430
Citigroup Global Markets(3-a)	289,202	(289,202)	—	—
Citigroup Global Markets(3-b)	178,331	(178,331)	—	—
Citigroup Global Markets(4)	1,979,469	(1,225,117)	—	754,352
Citigroup Global Markets(5-b)	30,787	(30,787)	—	—
Citigroup Global Markets(6)	709,006	(709,006)	—	—
Citigroup Global Markets(9)	66,908	(56,068)	—	10,840
Commonwealth Bank of Australia(9)	—	—	—	—
Credit Suisse First Boston Corp.(3-a)	30,987	(24,399)	—	6,588
Credit Suisse First Boston Corp.(3-b)	9,943	(9,943)	—	—
Credit Suisse First Boston Corp.(5-b)	16,241	(7,343)	—	8,898
Deutsche Bank AG(3-a)	—	—	—	—
Deutsche Bank AG(3-b)	227,142	(194,279)	—	32,863
Goldman Sachs & Co.(3-a)	169,225	(169,225)	—	—
Goldman Sachs & Co.(3-b)	123,929	(118,267)	—	5,662
Goldman Sachs & Co.(4)	3,677,235	(3,677,235)	—	—
Goldman Sachs & Co.(5-b)	257,059	(45,652)	(211,407)	—
Goldman Sachs & Co.(9)	93,412	(93,412)	—	—
Hong Kong & Shanghai Bank(3-a)	6,194	(6,194)	—	—
Hong Kong & Shanghai Bank(3-b)	31,751	(31,751)	—	—
Hong Kong & Shanghai Bank(9)	—	—	—	—
JPMorgan Chase(3-a)	198,762	(198,762)	—	—
JPMorgan Chase(3-b)	118,671	(118,671)	—	—
JPMorgan Chase(4)	23,327	(14,098)	—	9,229
JPMorgan Chase(5-a)	19,325	(384)	—	18,941
JPMorgan Chase(5-b)	83,315	(83,315)	—	—
JPMorgan Chase(6)	907,369	—	—	907,369
JPMorgan Chase(9)	786,297	(545,665)	(240,632)	—
Morgan Stanley(3-a)	—	—	—	—
Morgan Stanley(3-b)	210,697	(60,975)	(149,722)	—
Morgan Stanley(4)	—	—	—	—
Morgan Stanley(5-b)	42,892	(42,892)	—	—
Morgan Stanley(6)	5,971,765	(5,971,765)	—	—
Royal Bank of Scotland Group PLC(3-b)	—	—	—	—
Standard Chartered PLC(3-a)	3,679	(3,679)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities (continued):

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(11)	Net Amount
Standard Chartered PLC(3-b)	10,177	—	—	10,177
State Street Bank(9)	8,597	—	—	8,597
UBS AG(3-a)	—	—	—	—
UBS AG(3-b)	—	—	—	—
UBS AG(5-b)	1,408	—	—	1,408
UBS AG(7)	216,241	(117,820)	—	98,421
UBS AG(9)	211,316	(211,316)	—	—

	$23,687,871

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(11)	Net Amount
Bank of America(3-a)	$(341)	$341	$—	$—
Bank of America(3-b)	(6,477)	6,477	—	—
Bank of America(4)	(96,897)	42,742	40,000	(14,155)
Bank of America(5-a)	(14,586)	—	—	(14,586)
Bank of America(5-b)	(134,827)	134,827	—	—
Bank of America(8)	—	—	—	—
Bank of America(9)	(37,419)	9,911	—	(27,508)
Bank of New York Mellon(9)	(4,913)	—	—	(4,913)
Barclays Capital Group(3-a)	(58,842)	58,842	—	—
Barclays Capital Group(3-b)	(6,719)	—	—	(6,719)
Barclays Capital Group(4)	—	—	—	—
Barclays Capital Group(5-a)	(195,098)	51,403	100,000	(43,695)
Barclays Capital Group(5-b)	(1,861,372)	906,074	—	(955,298)
Barclays Capital Group(6)	(3,102,149)	3,102,149	—	—
Barclays Capital Group(9)	(100,896)	100,896	—	—
BNP Paribas(3-a)	(912,083)	204,623	649,193	(58,267)
BNP Paribas(3-b)	(237,160)	76,010	—	(161,150)
BNP Paribas(9)	(102,858)	474	—	(102,384)
Charles Schwab(5-a)	—	—	—	—
Charles Schwab(5-b)	(80,921)	80,921	—	—
Citigroup Global Markets(3-a)	(1,449,811)	289,202	572,687	(587,922)
Citigroup Global Markets(3-b)	(179,806)	178,331	—	(1,475)
Citigroup Global Markets(4)	(1,225,117)	1,225,117	—	—
Citigroup Global Markets(5-b)	(84,482)	30,787	—	(53,695)
Citigroup Global Markets(6)	(1,259,334)	709,006	—	(550,328)
Citigroup Global Markets(9)	(56,068)	56,068	—	—
Commonwealth Bank of Australia(9)	(1,480)	—	—	(1,480)
Credit Suisse First Boston Corp.(3-a)	(24,399)	24,399	—	—
Credit Suisse First Boston Corp.(3-b)	(29,393)	9,943	—	(19,450)
Credit Suisse First Boston Corp.(5-b)	(7,343)	7,343	—	—
Deutsche Bank AG(3-a)	(199,469)	—	199,469	—
Deutsche Bank AG(3-b)	(194,279)	194,279	—	—
Goldman Sachs & Co.(3-a)	(629,214)	169,225	427,419	(32,570)
Goldman Sachs & Co.(3-b)	(118,267)	118,267	—	—
Goldman Sachs & Co.(4)	(4,188,741)	3,677,235	511,506	—
Goldman Sachs & Co.(5-b)	(45,652)	45,652	—	—
Goldman Sachs & Co.(9)	(317,359)	93,412	40,000	(183,947)
Hong Kong & Shanghai Bank(3-a)	(157,604)	6,194	—	(151,410)
Hong Kong & Shanghai Bank(3-b)	(45,059)	31,751	—	(13,308)
Hong Kong & Shanghai Bank(9)	(329)	—	—	(329)
JPMorgan Chase(3-a)	(870,744)	198,762	671,982	—
JPMorgan Chase(3-b)	(188,913)	118,671	70,242	—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities (continued):

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(11)	Net Amount
JPMorgan Chase(4)	(14,098)	14,098	—	—
JPMorgan Chase(5-a)	(384)	384	—	—
JPMorgan Chase(5-b)	(138,661)	83,315	55,346	—
JPMorgan Chase(6)	—	—	—	—
JPMorgan Chase(9)	(545,665)	545,665	—	—
Morgan Stanley(3-a)	(187,166)	—	187,166	—
Morgan Stanley(3-b)	(60,975)	60,975	—	—
Morgan Stanley(4)	(31,671)	—	—	(31,671)
Morgan Stanley(5-b)	(139,766)	42,892	96,874	—
Morgan Stanley(6)	(7,473,036)	5,971,765	1,501,271	—
Royal Bank of Scotland Group PLC(3-b)	(19,375)	—	19,375	—
Standard Chartered PLC(3-a)	(264,205)	3,679	260,526	—
Standard Chartered PLC(3-b)	—	—	—	—
State Street Bank(9)	—	—	—	—
UBS AG(3-a)	(1,222,223)	—	—	(1,222,223)
UBS AG(3-b)	(5,158)	—	—	(5,158)
UBS AG(5-b)	—	—	—	—
UBS AG(7)	(117,820)	117,820	—	—
UBS AG(9)	(248,129)	211,316	—	(36,813)

	$(28,694,753)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3-a)	PIMCO International Hedge

(3-b)	PIMCO Real Return

(4)	AQR

(5-a)	Western Asset Management (Emerging Markets)

(5-b)	Western Asset Management (Macro Opportunities)

(6)	First Quadrant

(7)	Alpha Simplex

(8)	QMA

(9)	Morgan Stanley

(10)	Amount represents market value.

(11)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $37,797,342:
Affiliated investments (cost $2,954,077,234)	$3,758,622,549
Unaffiliated investments (cost $1,989,515,933)	2,035,666,959
Foreign currency, at value (cost $6,985,993)	7,006,991
Receivable for investments sold	287,175,172
Deposit with broker for securities sold short	149,229,663
Cash segregated for counterparty—OTC	23,518,242
Unrealized appreciation on OTC forward foreign currency contracts	18,304,188
Deposit with broker for futures	16,494,209
Dividends and interest receivable	9,708,294
Deposit with broker for centrally cleared swaps	7,749,693
Unrealized appreciation on OTC swap agreements	4,695,154
Due from broker-variation margin futures	1,394,165
Tax reclaim receivable	786,615
Due from broker-variation margin swaps	606,542
Premiums paid for OTC swap agreements	138,085
Receivable from manager	86,493
Receivable from affiliate	20,656
Unrealized appreciation on OTC cross currency exchange contracts	10,821
Prepaid expenses	2,864

Total Assets	6,321,217,355

LIABILITIES:
Payable for investments purchased	421,646,834
Securities sold short, at value (proceeds received $136,162,355)	149,285,557
Payable to broker for collateral for securities on loan	38,602,795
Unrealized depreciation on OTC forward foreign currency contracts	23,471,098
Unrealized depreciation on OTC swap agreements	4,624,307
Due to broker-variation margin futures	2,429,192
Payable for fund share repurchased	1,944,918
Management fees payable	1,372,133
Options written outstanding, at value (premiums received $1,098,661)	938,042
Payable to custodian	916,110
Accrued expenses and other liabilities	697,936
Premiums received for OTC swap agreements	354,974
Cash segregated from counterparty—OTC	270,000
Dividends payable on securities sold short	105,339
Due to broker-variation margin swaps	75,233
Foreign capital gains tax liability accrued	73,780
Distribution fee payable	66,376
Unrealized depreciation on OTC cross currency exchange contracts	1,775
Affiliated transfer agent fee payable	365

Total Liabilities	646,876,764

NET ASSETS	$5,674,340,591

Net assets were comprised of:
Paid-in capital	$3,855,640,627
Retained earnings	1,818,699,964

Net assets, June 30, 2017	$5,674,340,591

Net asset value and redemption price per share, $5,674,340,591 / 397,910,207 outstanding shares of beneficial interest	$14.26

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$19,034,988
Unaffiliated dividend income (net) (foreign withholding tax $683,792, of which $151,479 is reimbursable by an affiliate)	7,122,505
Affiliated dividend income	2,347,881
Income from securities lending, net (including affiliated income of $75,946)	99,353

28,604,727

EXPENSES
Management fees	17,639,390
Distribution fee	2,979,297
Dividends on securities sold short	1,398,070
Custodian and accounting fees	747,000
Audit fee	53,000
Trustees’ fees	30,000
Shareholders’ reports	15,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	36,658

Total expenses	22,919,415
Less: management fee waivers and/or expense reimbursement	(303,750)

Net expenses	22,615,665

NET INVESTMENT INCOME (LOSS)	5,989,062

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $52,428,385)	69,487,908
Futures transactions	24,665,309
Options written transactions	4,639,993
Short sales transactions	(10,982,961)
Swap agreements transactions	767,927
Foreign currency transactions	(433,105)

88,145,071

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $219,091,186) (net of change in foreign capital gains taxes $(69,510))	264,635,774
Futures	(6,995,847)
Options written	(466,726)
Short sales	(2,072,718)
Swap agreements	(1,773,361)
Foreign currencies	(13,044,664)

240,282,458

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	328,427,529

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,416,591

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,989,062	$2,704,733
Net realized gain (loss) on investment and foreign currency transactions	88,145,071	188,820,245
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	240,282,458	104,872,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	334,416,591	296,397,808

FUND SHARE TRANSACTIONS:
Fund share sold [9,569,755 and 90,745,650 shares, respectively]	132,662,354	1,153,102,279
Fund share repurchased [16,719,848 and 145,053,499 shares, respectively]	(231,073,941)	(1,811,605,568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(98,411,587)	(658,503,289)

CAPITAL CONTRIBUTIONS	—	596,798

TOTAL INCREASE (DECREASE) IN NET ASSETS	236,005,004	(361,508,683)
NET ASSETS:
Beginning of period	5,438,335,587	5,799,844,270

End of period	$5,674,340,591	$5,438,335,587

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co. (The)	200,795	$39,707,211
General Dynamics Corp.	43,140	8,546,034
L3 Technologies, Inc.	123,657	20,660,612
Lockheed Martin Corp.	42,118	11,692,378
Northrop Grumman Corp.	111,688	28,671,426
Raytheon Co.	181,293	29,275,194
Textron, Inc.	127,830	6,020,793
United Technologies Corp.	51,446	6,282,071

		150,855,719

Airlines — 4.1%
Alaska Air Group, Inc.	107,125	9,615,539
Delta Air Lines, Inc.	763,748	41,043,818
Southwest Airlines Co.	506,059	31,446,506
United Continental Holdings, Inc.*	462,525	34,805,006

		116,910,869

Automobiles — 0.4%
General Motors Co.	350,485	12,242,441

Banks — 5.8%
Bank of America Corp.	233,351	5,661,095
Citigroup, Inc.	320,724	21,450,021
Fifth Third Bancorp	348,885	9,057,055
JPMorgan Chase & Co.	406,914	37,191,940
PNC Financial Services Group, Inc. (The)	316,786	39,557,068
Regions Financial Corp.	248,454	3,637,367
SunTrust Banks, Inc.	504,210	28,598,791
U.S. Bancorp	131,387	6,821,613
Wells Fargo & Co.	230,820	12,789,736

		164,764,686

Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	5,514	502,381
PepsiCo, Inc.	272,804	31,506,134

		32,008,515

Biotechnology — 1.4%
Amgen, Inc.	29,004	4,995,359
Biogen, Inc.*	19,158	5,198,715
Gilead Sciences, Inc.	378,493	26,789,735
Incyte Corp.*	25,266	3,181,242

		40,165,051

Capital Markets — 0.2%
S&P Global, Inc.	39,812	5,812,154

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	137,977	11,136,124
Eastman Chemical Co.	202,768	17,030,484
LyondellBasell Industries NV (Class A Stock)	350,692	29,594,898
Monsanto Co.	65,841	7,792,941

		65,554,447

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	92,285	5,881,323
Waste Management, Inc.	248,977	18,262,463

		24,143,786

COMMON STOCKS (continued)	Shares	Value
Communications Equipment — 1.3%
Cisco Systems, Inc.	992,582	$31,067,817
F5 Networks, Inc.*	20,698	2,629,888
Juniper Networks, Inc.	84,045	2,343,175

		36,040,880

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.	178,520	9,709,703
Quanta Services, Inc.*	210,497	6,929,561

		16,639,264

Consumer Finance — 2.6%
American Express Co.	74,875	6,307,470
Capital One Financial Corp.	315,641	26,078,259
Discover Financial Services	538,495	33,489,004
Synchrony Financial	317,207	9,459,113

		75,333,846

Containers & Packaging — 0.4%
Avery Dennison Corp.	91,795	8,111,924
WestRock Co.	46,793	2,651,291

		10,763,215

Diversified Consumer Services — 0.7%
H&R Block, Inc.	622,577	19,243,855

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	254,572	43,116,860

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	871,813	32,893,504
Level 3 Communications, Inc.*	79,456	4,711,741
Verizon Communications, Inc.	585,777	26,160,801

		63,766,046

Electric Utilities — 2.8%
American Electric Power Co., Inc.	248,474	17,261,489
Edison International	142,481	11,140,589
Entergy Corp.	84,658	6,499,195
Eversource Energy	161,655	9,814,075
Exelon Corp.	355,429	12,820,324
PG&E Corp.	149,014	9,890,059
Pinnacle West Capital Corp.	132,422	11,277,058

		78,702,789

Electrical Equipment — 0.2%
Eaton Corp. PLC	69,498	5,409,029

Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.	27,418	950,308
TE Connectivity Ltd.	96,339	7,579,953

		8,530,261

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	60,419	3,293,440

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	116,609	15,429,703
AvalonBay Communities, Inc.	35,151	6,754,968
Crown Castle International Corp.	91,665	9,183,000
Equinix, Inc.	13,983	6,000,944
Equity Residential	67,000	4,410,610
Prologis, Inc.	92,700	5,435,928
Public Storage	39,979	8,336,821

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	69,516	$11,244,908
Ventas, Inc.	75,482	5,244,489
Welltower, Inc.	68,000	5,089,800

		77,131,171

Food & Staples Retailing — 1.9%
Kroger Co. (The)	101,485	2,366,630
Wal-Mart Stores, Inc.	700,187	52,990,152

		55,356,782

Food Products — 3.6%
Archer-Daniels-Midland Co.	773,102	31,990,961
Campbell Soup Co.	172,864	9,014,858
Conagra Brands, Inc.	577,203	20,640,779
Hershey Co. (The)	98,952	10,624,476
Tyson Foods, Inc. (Class A Stock)	475,497	29,780,377

		102,051,451

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	271,064	16,410,215
C.R. Bard, Inc.	10,439	3,299,872

		19,710,087

Health Care Providers & Services — 6.4%
Aetna, Inc.	104,778	15,908,444
Anthem, Inc.	126,671	23,830,615
Centene Corp.*	279,356	22,314,957
Cigna Corp.	53,138	8,894,770
Express Scripts Holding Co.*	146,671	9,363,477
HCA Healthcare, Inc.*	81,229	7,083,169
Humana, Inc.	100,111	24,088,709
McKesson Corp.	26,930	4,431,062
Quest Diagnostics, Inc.	118,639	13,187,911
UnitedHealth Group, Inc.	290,110	53,792,196
Universal Health Services, Inc. (Class B Stock)	9,270	1,131,682

		184,026,992

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc.	87,903	7,949,947
Starbucks Corp.	27,279	1,590,638
Wyndham Worldwide Corp.	76,401	7,671,424

		17,212,009

Household Durables — 1.2%
D.R. Horton, Inc.	503,159	17,394,207
PulteGroup, Inc.(a)	487,609	11,961,049
Whirlpool Corp.	20,782	3,982,247

		33,337,503

Household Products — 1.6%
Kimberly-Clark Corp.	90,567	11,693,105
Procter & Gamble Co. (The)	379,258	33,052,335

		44,745,440

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	855,369	9,503,150

Industrial Conglomerates — 0.1%
General Electric Co.	69,575	1,879,221

COMMON STOCKS (continued)	Shares	Value
Insurance — 5.4%
Aflac, Inc.	385,097	$29,914,335
Allstate Corp. (The)	483,081	42,723,684
Assurant, Inc.	105,479	10,937,118
Hartford Financial Services Group, Inc. (The)	130,813	6,876,839
Lincoln National Corp.	32,871	2,221,422
Progressive Corp. (The)	262,901	11,591,305
Travelers Cos., Inc. (The)	280,038	35,433,208
Unum Group	329,318	15,356,098

		155,054,009

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	35,645	34,504,360

Internet Software & Services — 5.8%
Akamai Technologies, Inc.*	217,880	10,852,603
Cars.com, Inc.*	96,589	2,572,165
Alphabet, Inc. (Class A Stock)*	41,570	38,646,798
Alphabet, Inc. (Class C Stock)*	39,521	35,913,918
eBay, Inc.*	1,339,516	46,775,899
Facebook, Inc. (Class A Stock)*	205,256	30,989,551

		165,750,934

IT Services — 1.2%
DXC Technology Co.	40,477	3,105,395
International Business Machines Corp.	188,218	28,953,575
Western Union Co. (The)(a)	105,204	2,004,136

		34,063,106

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	117,421	6,964,240

Machinery — 0.5%
Cummins, Inc.	1,723	279,505
Ingersoll-Rand PLC	149,084	13,624,787

		13,904,292

Media — 1.0%
Comcast Corp. (Class A Stock)	54,324	2,114,290
Scripps Networks Interactive, Inc. (Class A Stock)(a)	18,964	1,295,431
Time Warner, Inc.	117,226	11,770,663
Walt Disney Co. (The)	127,813	13,580,131

		28,760,515

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.*	708,993	8,515,006
Newmont Mining Corp.	78,329	2,537,076

		11,052,082

Multiline Retail — 1.0%
Kohl’s Corp.(a)	324,730	12,557,309
Macy’s, Inc.	299,600	6,962,704
Target Corp.	190,067	9,938,603

		29,458,616

Multi-Utilities — 2.2%
Ameren Corp.	206,638	11,296,899
CenterPoint Energy, Inc.	358,072	9,804,011
CMS Energy Corp.	19,375	896,094
Consolidated Edison, Inc.	65,622	5,303,570
DTE Energy Co.	173,065	18,308,546

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	404,126	$17,381,459

		62,990,579

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	14,073	1,468,236
Exxon Mobil Corp.	248,202	20,037,347
Kinder Morgan, Inc.	281,657	5,396,548
Marathon Petroleum Corp.	411,097	21,512,706
Pioneer Natural Resources Co.	23,157	3,695,394
Tesoro Corp.	83,079	7,776,194
Valero Energy Corp.	220,610	14,882,351
Williams Cos., Inc. (The)	141,780	4,293,098

		79,061,874

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	25,058	1,396,232
Johnson & Johnson	212,232	28,076,171
Mallinckrodt PLC*	27,693	1,240,923
Merck & Co., Inc.	469,083	30,063,529
Pfizer, Inc.	472,602	15,874,701

		76,651,556

Professional Services — 0.5%
Robert Half International, Inc.	304,988	14,618,075

Road & Rail — 0.0%
Union Pacific Corp.	3,703	403,294

Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	832,158	34,376,447
Intel Corp.	875,915	29,553,372
KLA-Tencor Corp.	138,044	12,632,406
Lam Research Corp.	88,270	12,484,026
Micron Technology, Inc.*	707,266	21,118,963
NVIDIA Corp.	92,160	13,322,650
QUALCOMM, Inc.	207,037	11,432,583
Skyworks Solutions, Inc.	155,024	14,874,553
Texas Instruments, Inc.	240,864	18,529,668

		168,324,668

Software — 5.2%
Activision Blizzard, Inc.	60,650	3,491,621
Adobe Systems, Inc.*	53,648	7,587,973
CA, Inc.	105,945	3,651,924
Citrix Systems, Inc.*	108,107	8,603,155
Electronic Arts, Inc.*	77,500	8,193,300
Intuit, Inc.	64,462	8,561,198
Microsoft Corp.	1,186,957	81,816,946
Oracle Corp.	484,532	24,294,434
Red Hat, Inc.*	36,719	3,515,844

		149,716,395

Specialty Retail — 2.3%
Bed Bath & Beyond, Inc.(a)	130,405	3,964,312
Best Buy Co., Inc.(a)	386,249	22,143,655
Foot Locker, Inc.	135,215	6,663,395
Home Depot, Inc. (The)	55,661	8,538,397
Lowe’s Cos., Inc.	24,135	1,871,187
Ross Stores, Inc.	191,828	11,074,230
Staples, Inc.	251,072	2,528,295
Tiffany & Co.	6,422	602,833

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	117,645	$8,490,440

		65,876,744

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	435,670	62,745,194
HP, Inc.	436,451	7,629,163
Seagate Technology PLC(a)	183,925	7,127,094
Xerox Corp.	326,319	9,375,145

		86,876,596

Textiles, Apparel & Luxury Goods — 1.2%
Michael Kors Holdings Ltd.*	526,275	19,077,469
PVH Corp.	78,913	9,035,539
Ralph Lauren Corp.(a)	70,675	5,215,815

		33,328,823

Tobacco — 1.2%
Altria Group, Inc.	278,461	20,736,991
Philip Morris International, Inc.	54,154	6,360,387
Reynolds American, Inc.	125,485	8,161,544

		35,258,922

Trading Companies & Distributors — 0.4%
United Rentals, Inc.*	110,732	12,480,604

TOTAL LONG-TERM INVESTMENTS (cost $2,369,183,931)		2,783,351,243

SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	73,509,870	73,509,870
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $32,155,916; includes $32,116,546 of cash collateral for securities on loan)(b)(w)	32,152,701	32,155,916

TOTAL SHORT-TERM INVESTMENTS (cost $105,665,786)		105,665,786

TOTAL INVESTMENTS — 101.0% (cost $2,474,849,717)		2,889,017,029
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.0)%		(27,913,505)

NET ASSETS — 100.0%		$2,861,103,524

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,663,641; cash collateral of $32,116,546 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
424	S&P 500 E-Mini Index	Sep. 2017	$51,493,910	$51,323,080	$(170,830)

Cash of $1,865,600 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$150,855,719	$—	$—
Airlines	116,910,869	—	—
Automobiles	12,242,441	—	—
Banks	164,764,686	—	—
Beverages	32,008,515	—	—
Biotechnology	40,165,051	—	—
Capital Markets	5,812,154	—	—
Chemicals	65,554,447	—	—
Commercial Services & Supplies	24,143,786	—	—
Communications Equipment	36,040,880	—	—
Construction & Engineering	16,639,264	—	—
Consumer Finance	75,333,846	—	—
Containers & Packaging	10,763,215	—	—
Diversified Consumer Services	19,243,855	—	—
Diversified Financial Services	43,116,860	—	—
Diversified Telecommunication Services	63,766,046	—	—
Electric Utilities	78,702,789	—	—
Electrical Equipment	5,409,029	—	—
Electronic Equipment, Instruments & Components	8,530,261	—	—
Energy Equipment & Services	3,293,440	—	—
Equity Real Estate Investment Trusts (REITs)	77,131,171	—	—
Food & Staples Retailing	55,356,782	—	—
Food Products	102,051,451	—	—
Health Care Equipment & Supplies	19,710,087	—	—
Health Care Providers & Services	184,026,992	—	—
Hotels, Restaurants & Leisure	17,212,009	—	—
Household Durables	33,337,503	—	—
Household Products	44,745,440	—	—
Independent Power & Renewable Electricity Producers	9,503,150	—	—
Industrial Conglomerates	1,879,221	—	—
Insurance	155,054,009	—	—
Internet & Direct Marketing Retail	34,504,360	—	—
Internet Software & Services	165,750,934	—	—
IT Services	34,063,106	—	—
Life Sciences Tools & Services	6,964,240	—	—
Machinery	13,904,292	—	—
Media	28,760,515	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Metals & Mining	$11,052,082	$—	$—
Multiline Retail	29,458,616	—	—
Multi-Utilities	62,990,579	—	—
Oil, Gas & Consumable Fuels	79,061,874	—	—
Pharmaceuticals	76,651,556	—	—
Professional Services	14,618,075	—	—
Road & Rail	403,294	—	—
Semiconductors & Semiconductor Equipment	168,324,668	—	—
Software	149,716,395	—	—
Specialty Retail	65,876,744	—	—
Technology Hardware, Storage & Peripherals	86,876,596	—	—
Textiles, Apparel & Luxury Goods	33,328,823	—	—
Tobacco	35,258,922	—	—
Trading Companies & Distributors	12,480,604	—	—
Affiliated Mutual Funds	105,665,786	—	—
Other Financial Instruments*
Futures Contracts	(170,830)	—	—

Total	$2,888,846,199	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Health Care Providers & Services	6.4%
Semiconductors & Semiconductor Equipment	5.9
Internet Software & Services	5.8
Banks	5.8
Insurance	5.4
Aerospace & Defense	5.3
Software	5.2
Airlines	4.1
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.7
Food Products	3.6
Technology Hardware, Storage & Peripherals	3.0
Oil, Gas & Consumable Fuels	2.8
Electric Utilities	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Pharmaceuticals	2.7
Consumer Finance	2.6
Specialty Retail	2.3
Chemicals	2.3
Diversified Telecommunication Services	2.2
Multi-Utilities	2.2
Food & Staples Retailing	1.9
Household Products	1.6
Diversified Financial Services	1.5
Biotechnology	1.4
Communications Equipment	1.3
Tobacco	1.2

Internet & Direct Marketing Retail	1.2%
IT Services	1.2
Household Durables	1.2
Textiles, Apparel & Luxury Goods	1.2
Beverages	1.1
Multiline Retail	1.0
Media	1.0
Commercial Services & Supplies	0.8
Health Care Equipment & Supplies	0.7
Diversified Consumer Services	0.7
Hotels, Restaurants & Leisure	0.6
Construction & Engineering	0.6
Professional Services	0.5
Machinery	0.5
Trading Companies & Distributors	0.4
Automobiles	0.4
Metals & Mining	0.4
Containers & Packaging	0.4
Independent Power & Renewable Electricity Producers	0.3
Electronic Equipment, Instruments & Components	0.3
Life Sciences Tools & Services	0.2
Capital Markets	0.2
Electrical Equipment	0.2
Energy Equipment & Services	0.1
Industrial Conglomerates	0.1
Road & Rail	0.0 *

101.0
Liabilities in excess of other assets	(1.0)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$170,830	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,965,769

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(56,030)

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long position was $36,364,290.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$31,663,641	$(31,663,641)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $31,663,641:
Unaffiliated investments (cost $2,369,183,931)	$2,783,351,243
Affiliated investments (cost $105,665,786)	105,665,786
Cash	65,398
Dividends and interest receivable	2,741,522
Deposit with broker for futures	1,865,600
Receivable for fund share sold	122,915
Receivable from manager	49,022
Due from broker-variation margin futures	19,080
Prepaid expenses	3,266

Total Assets	2,893,883,832

LIABILITIES:
Payable to broker for collateral for securities on loan	32,116,546
Management fees payable	452,238
Accrued expenses and other liabilities	132,534
Distribution fee payable	78,625
Affiliated transfer agent fee payable	365

Total Liabilities	32,780,308

NET ASSETS	$2,861,103,524

Net assets were comprised of:
Paid-in capital	$1,609,747,399
Retained earnings	1,251,356,125

Net assets, June 30, 2017	$2,861,103,524

Net asset value and redemption price per share, $2,861,103,524 / 176,550,861 outstanding shares of beneficial interest	$16.21

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$30,127,778
Affiliated dividend income	323,903
Income from securities lending, net (including affiliated income of $6,583)	6,591
Unaffiliated interest income	4,435

30,462,707

EXPENSES
Management fees	8,311,389
Distribution fee	3,726,030
Custodian and accounting fees	97,000
Trustees’ fees	18,000
Audit fee	13,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	29,279

Total expenses	12,211,698
Less: Management fee waivers and/or expense reimbursement	(1,281,754)

Net expenses	10,929,944

NET INVESTMENT INCOME (LOSS)	19,532,763

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,123))	158,267,636
Futures transactions	3,965,769

162,233,405

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,500)	52,043,551
Futures	(56,030)

51,987,521

NET GAIN (LOSS) ON INVESTMENTS	214,220,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$233,753,689

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$19,532,763	$42,206,200
Net realized gain (loss) on investment transactions	162,233,405	57,537,948
Net change in unrealized appreciation (depreciation) on investments	51,987,521	182,684,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	233,753,689	282,428,793

FUND SHARE TRANSACTIONS:
Fund share sold [5,294,866 and 18,052,367 shares, respectively]	84,028,580	240,968,122
Fund share repurchased [25,418,277 and 36,271,602 shares, respectively]	(406,298,182)	(486,091,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(322,269,602)	(245,123,415)

CAPITAL CONTRIBUTIONS	—	46,900

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,515,913)	37,352,278
NET ASSETS:
Beginning of period	2,949,619,437	2,912,267,159

End of period	$2,861,103,524	$2,949,619,437

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.9%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	40,018,942	$431,804,384
AST AQR Emerging Markets Equity Portfolio*	2,614,480	29,857,359
AST AQR Large-Cap Portfolio*	87,523,133	1,418,749,978
AST BlackRock Low Duration Bond Portfolio*	2,333,119	24,941,041
AST BlackRock/Loomis Sayles Bond Portfolio*	9,509,477	127,807,370
AST ClearBridge Dividend Growth Portfolio*	42,089,412	677,639,534
AST Goldman Sachs Global Income Portfolio*	19,035,435	202,156,318
AST Goldman Sachs Large-Cap Value Portfolio*	11,117,410	331,521,175
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,780,266	49,247,868
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	110,141,755
AST Goldman Sachs Strategic Income Portfolio*	7,743,231	75,341,640
AST Government Money Market Portfolio	11,090,831	11,094,114
AST High Yield Portfolio*	11,540,358	113,326,318
AST Hotchkis & Wiley Large-Cap Value Portfolio*	15,593,280	421,174,485
AST International Growth Portfolio*	47,507,596	748,719,716
AST International Value Portfolio*	37,284,032	731,139,870
AST Jennison Large-Cap Growth Portfolio*	11,728,592	314,443,555
AST Loomis Sayles Large-Cap Growth Portfolio*	12,663,645	560,239,649
AST Lord Abbett Core Fixed Income Portfolio*	14,245,346	178,066,821
AST MFS Growth Portfolio*	14,841,200	314,930,275
AST MFS Large-Cap Value Portfolio*	27,086,589	505,977,489
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	930,732	30,239,476
AST Parametric Emerging Markets Equity Portfolio*	1,887,749	17,178,514
AST Prudential Core Bond Portfolio*	51,175,439	616,152,290
AST QMA International Core Equity Portfolio*	31,863,592	373,441,295
AST QMA Large-Cap Portfolio*	85,792,738	1,409,574,693
AST Small-Cap Growth Opportunities Portfolio*	7,938,624	140,116,707
AST Small-Cap Growth Portfolio*	3,657,172	145,043,447
AST Small-Cap Value Portfolio*	7,845,907	209,799,558
AST T. Rowe Price Large-Cap Growth Portfolio*	13,262,775	398,944,271
AST T. Rowe Price Large-Cap Value Portfolio*	30,102,997	417,829,595
AST Templeton Global Bond Portfolio*	79,450	880,301
AST WEDGE Capital Mid-Cap Value Portfolio*	1,296,473	30,894,949
AST Wellington Management Global Bond Portfolio*	48,005,997	503,582,903
AST Western Asset Core Plus Bond Portfolio*	33,037,284	416,269,779
AST Western Asset Emerging Markets Debt Portfolio*	1,624,689	17,985,311

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $9,742,046,885)		$12,106,253,803

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUND — 11.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,560,169,278)(w)	1,560,169,278	1,560,169,278

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
0.960%	09/21/17	53,000	52,885,361

(cost $52,886,933)
TOTAL SHORT-TERM INVESTMENTS (cost $1,613,056,211)			1,613,054,639

TOTAL INVESTMENTS — 99.6% (cost $11,355,103,096)			13,719,308,442
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.4%			59,614,236

NET ASSETS — 100.0%			$13,778,922,678

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1,036	2 Year U.S. Treasury Notes	Sep. 2017	$224,213,063	$223,889,314	$(323,749)
1,555	10 Year U.S. Treasury Notes	Sep. 2017	195,541,250	195,201,094	(340,156)
233	CAC40 10 Euro	Jul. 2017	13,920,814	13,616,105	(304,709)
34	DAX Index	Sep. 2017	12,330,019	11,960,619	(369,400)
1,681	Euro STOXX 50 Index	Sep. 2017	67,994,926	65,873,758	(2,121,168)
150	FTSE 100 Index	Sep. 2017	14,549,090	14,149,561	(399,529)
317	Mini MSCI EAFE Index	Sep. 2017	29,861,821	29,950,160	88,339
1,186	Russell 2000 Mini Index	Sep. 2017	84,098,200	83,867,990	(230,210)
3,348	S&P 500 E-Mini Index	Sep. 2017	406,514,160	405,258,659	(1,255,501)
624	S&P 500 Index	Sep. 2017	378,456,000	377,660,400	(795,600)
813	TOPIX Index	Sep. 2017	115,915,713	116,483,619	567,906

					$(5,483,777)

A security with a market value of $52,885,361 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,666,423,081	$—	$—
U.S. Treasury Obligation	—	52,885,361	—
Other Financial Instruments*
Futures Contracts	(5,483,777)	—	—

Total	$13,660,939,304	$52,885,361	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Large/Mid-Cap Growth	32.4%
Large/Mid-Cap Value	12.6
Ultra Short Bond	11.3
Core Bond	10.5
Global Bond	8.3
International Value	8.0
International Growth	5.4

Large/Mid-Cap Blend	4.9%
Small-Cap Value	2.3
Small-Cap Growth	2.1
High Yield	0.8
Emerging Markets	0.5
U.S. Treasury Obligation	0.4
Money Market	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$656,245	*	Due from/to broker — variation margin futures	$5,476,117	*
Interest rate contracts	—	—		Due from/to broker — variation margin futures	663,905	*

Total		$656,245			$6,140,022

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$94,611,257
Interest rate contracts	2,934,574

Total	$97,545,831

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,979,559)
Interest rate contracts	(466,506)

Total	$(3,446,065)

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $1,499,473,911.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $11,302,216,163)	$13,666,423,081
Unaffiliated investments (cost $52,886,933)	52,885,361
Foreign currency, at value (cost $69,819,303)	72,603,194
Receivable for fund share sold	247,536
Receivable from manager	52,271
Prepaid expenses	1,544

Total Assets	13,792,212,987

LIABILITIES:
Payable to custodian	7,492,027
Due to broker-variation margin futures	2,150,455
Payable for fund share repurchased	1,573,812
Deposit due to broker—futures	1,129,503
Management fees payable	742,069
Accrued expenses and other liabilities	202,078
Affiliated transfer agent fee payable	365

Total Liabilities	13,290,309

NET ASSETS	$13,778,922,678

Net assets were comprised of:
Paid-in capital	$8,608,449,124
Retained earnings	5,170,473,554

Net assets, June 30, 2017	$13,778,922,678

Net asset value and redemption price per share, $13,778,922,678 / 789,595,330 outstanding shares of beneficial interest	$17.45

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Affiliated dividend income	$7,316,828

EXPENSES
Management fees	9,961,202
Custodian and accounting fees	260,000
Trustees’ fees	63,000
Legal fees and expenses	21,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	17,948

Total expenses	10,350,150
Less: management fee waivers and/or expense reimbursement	(115,284)

Net expenses	10,234,866

NET INVESTMENT INCOME (LOSS)	(2,918,038)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	284,179,049
Futures transactions	97,545,831
Foreign currency transactions	(20,757)

381,704,123

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $690,731,982)	690,727,656
Futures	(3,446,065)
Foreign currencies	4,248,221

691,529,812

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,073,233,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,070,315,897

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,918,038)	$(11,438,213)
Net realized gain (loss) on investment and foreign currency transactions	381,704,123	654,558,614
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	691,529,812	108,392,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,070,315,897	751,512,914

FUND SHARE TRANSACTIONS:
Fund share sold [12,356,236 and 118,244,058 shares, respectively]	206,155,980	1,753,930,190
Fund share repurchased [14,755,464 and 161,280,229 shares, respectively]	(250,124,009)	(2,336,145,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(43,968,029)	(582,215,775)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,026,347,868	169,297,139
NET ASSETS:
Beginning of period	12,752,574,810	12,583,277,671

End of period	$13,778,922,678	$12,752,574,810

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 93.9%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.7%
Raytheon Co.	172,650	$27,879,522

Air Freight & Logistics — 2.3%
United Parcel Service, Inc. (Class B Stock)	335,000	37,047,650

Automobiles — 0.9%
General Motors Co.	415,000	14,495,950

Banks — 5.0%
Bank of America Corp.	825,000	20,014,500
JPMorgan Chase & Co.	500,000	45,700,000
Wells Fargo & Co.	270,250	14,974,553

		80,689,053

Beverages — 3.4%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	100,000	11,035,999
Coca-Cola Co. (The)	600,000	26,910,000
PepsiCo, Inc.	150,000	17,323,500

		55,269,499

Building Products — 0.4%
Johnson Controls International PLC	146,247	6,341,270

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	711,280	36,289,506
BlackRock, Inc.	41,000	17,318,810
Blackstone Group LP (The)	1,150,000	38,352,500

		91,960,816

Chemicals — 4.5%
E.I. du Pont de Nemours & Co.	194,070	15,663,390
Ecolab, Inc.	178,850	23,742,338
PPG Industries, Inc.	300,000	32,988,000

		72,393,728

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	315,000	23,105,250

Containers & Packaging — 1.9%
International Paper Co.	547,330	30,984,351

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	33,874,000

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	315,000	14,067,900

Electric Utilities — 3.1%
Brookfield Infrastructure Partners LP (Canada)	883,455	36,142,144
NextEra Energy, Inc.	97,310	13,636,050

		49,778,194

Energy Equipment & Services — 2.1%
Schlumberger Ltd.	500,000	32,920,000

Equity Real Estate Investment Trusts (REITs) — 5.0%
American Tower Corp.	300,000	39,695,999
Healthcare Trust of America, Inc. (Class A Stock)	580,610	18,062,777
Weyerhaeuser Co.	650,000	21,775,000

		79,533,776

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	128,830	20,603,782

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	160,000	$8,052,800
Wal-Mart Stores, Inc.	310,900	23,528,912

		52,185,494

Food Products — 3.3%
Lamb Weston Holdings, Inc.	268,470	11,823,419
Mondelez International, Inc. (Class A Stock)	200,000	8,638,000
Nestle SA (Switzerland), ADR	369,100	32,185,520

		52,646,939

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	102,790	19,059,322

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	144,160	22,079,546

Household Products — 2.7%
Kimberly-Clark Corp.	200,000	25,822,000
Procter & Gamble Co. (The)	206,210	17,971,202

		43,793,202

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,506,290
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	7,708,803

		9,215,093

Industrial Conglomerates — 2.3%
3M Co.	180,070	37,488,773

Insurance — 2.9%
MetLife, Inc.	418,050	22,967,667
Travelers Cos., Inc. (The)	180,510	22,839,930

		45,807,597

IT Services — 3.2%
Automatic Data Processing, Inc.(a)	160,000	16,393,600
Mastercard, Inc. (Class A Stock)	145,000	17,610,250
Visa, Inc. (Class A Stock)(a)	180,000	16,880,400

		50,884,250

Machinery — 0.5%
Pentair PLC (United Kingdom)	125,000	8,317,499

Media — 6.3%
Comcast Corp. (Class A Stock)	925,000	36,001,000
Time Warner, Inc.	320,000	32,131,200
Walt Disney Co. (The)	302,600	32,151,250

		100,283,450

Multi-Utilities — 1.6%
WEC Energy Group, Inc.(a)	418,750	25,702,875

Oil, Gas & Consumable Fuels — 6.3%
Enbridge, Inc. (Canada)	729,537	29,042,868
Exxon Mobil Corp.	341,250	27,549,113
Phillips 66	148,310	12,263,754
Williams Cos., Inc. (The)	1,050,000	31,794,000

		100,649,735

Pharmaceuticals — 7.1%
Johnson & Johnson	270,470	35,780,476
Merck & Co., Inc.	546,620	35,032,876

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	600,000	$20,154,000
Zoetis, Inc.	366,220	22,844,804

		113,812,156

Road & Rail — 1.6%
Union Pacific Corp.	230,380	25,090,686

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	559,070	18,863,022
Texas Instruments, Inc.	170,000	13,078,100

		31,941,122

Software — 2.1%
Microsoft Corp.	480,130	33,095,361

Specialty Retail — 3.1%
Home Depot, Inc. (The)	235,000	36,049,000
Tiffany & Co.	138,180	12,970,957

		49,019,957

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	225,020	32,407,380

TOTAL LONG-TERM INVESTMENTS (cost $1,163,990,824)		1,503,821,396

SHORT-TERM INVESTMENTS — 8.8%
AFFILIATED MUTUAL FUND — 2.8%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $46,105,761; includes $46,059,636 of cash collateral for securities on loan)(b)(w)	46,097,999	46,102,609

	Shares	Value
UNAFFILIATED FUND — 6.0%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $95,861,502)	95,861,502	$95,861,502

TOTAL SHORT-TERM INVESTMENTS (cost $141,967,263)		141,964,111

TOTAL INVESTMENTS — 102.7% (cost $1,305,958,087)		1,645,785,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(43,604,449)

NET ASSETS — 100.0%		$1,602,181,058

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,919,338; cash collateral of $46,059,636 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,879,522	$—	$—
Air Freight & Logistics	37,047,650	—	—
Automobiles	14,495,950	—	—
Banks	80,689,053	—	—
Beverages	55,269,499	—	—
Building Products	6,341,270	—	—
Capital Markets	91,960,816	—	—
Chemicals	72,393,728	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Commercial Services & Supplies	$23,105,250	$—	$—
Containers & Packaging	30,984,351	—	—
Diversified Financial Services	33,874,000	—	—
Diversified Telecommunication Services	14,067,900	—	—
Electric Utilities	49,778,194	—	—
Energy Equipment & Services	32,920,000	—	—
Equity Real Estate Investment Trusts (REITs)	79,533,776	—	—
Food & Staples Retailing	52,185,494	—	—
Food Products	52,646,939	—	—
Health Care Providers & Services	19,059,322	—	—
Hotels, Restaurants & Leisure	22,079,546	—	—
Household Products	43,793,202	—	—
Independent Power & Renewable Electricity Producers	9,215,093	—	—
Industrial Conglomerates	37,488,773	—	—
Insurance	45,807,597	—	—
IT Services	50,884,250	—	—
Machinery	8,317,499	—	—
Media	100,283,450	—	—
Multi-Utilities	25,702,875	—	—
Oil, Gas & Consumable Fuels	100,649,735	—	—
Pharmaceuticals	113,812,156	—	—
Road & Rail	25,090,686	—	—
Semiconductors & Semiconductor Equipment	31,941,122	—	—
Software	33,095,361	—	—
Specialty Retail	49,019,957	—	—
Technology Hardware, Storage & Peripherals	32,407,380	—	—
Affiliated Mutual Fund	46,102,609	—	—
Unaffiliated Fund	95,861,502	—	—

Total	$1,645,785,507	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Pharmaceuticals	7.1%
Oil, Gas & Consumable Fuels	6.3
Media	6.3
Unaffiliated Mutual Fund	6.0
Capital Markets	5.7
Banks	5.0
Equity Real Estate Investment Trusts (REITs)	5.0
Chemicals	4.5
Beverages	3.4
Food Products	3.3
Food & Staples Retailing	3.3
IT Services	3.2
Electric Utilities	3.1
Specialty Retail	3.1
Insurance	2.9
Affiliated Mutual Fund (2.8% represents investments purchased with collateral from securities on loan)	2.8
Household Products	2.7
Industrial Conglomerates	2.3

Air Freight & Logistics	2.3%
Diversified Financial Services	2.1
Software	2.1
Energy Equipment & Services	2.1
Technology Hardware, Storage & Peripherals	2.0
Semiconductors & Semiconductor Equipment	2.0
Containers & Packaging	1.9
Aerospace & Defense	1.7
Multi-Utilities	1.6
Road & Rail	1.6
Commercial Services & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Health Care Providers & Services	1.2
Automobiles	0.9
Diversified Telecommunication Services	0.9
Independent Power & Renewable Electricity Producers	0.6
Machinery	0.5
Building Products	0.4

102.7
Liabilities in excess of other assets	(2.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$44,919,338	$(44,919,338)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $44,919,338:
Unaffiliated investments (cost $1,259,852,326)	$1,599,682,898
Affiliated investments (cost $46,105,761)	46,102,609
Dividends receivable	1,998,350
Tax reclaim receivable	697,965
Receivable for fund share sold	238,607
Receivable from manager	23,734
Prepaid expenses	1,623

Total Assets	1,648,745,786

LIABILITIES:
Payable to broker for collateral for securities on loan	46,059,636
Management fees payable	338,730
Accrued expenses and other liabilities	103,887
Distribution fee payable	43,904
Payable to custodian	15,275
Payable for fund share repurchased	2,931
Affiliated transfer agent fee payable	365

Total Liabilities	46,564,728

NET ASSETS	$1,602,181,058

Net assets were comprised of:
Paid-in capital	$912,440,657
Retained earnings	689,740,401

Net assets, June 30, 2017	$1,602,181,058

Net asset value and redemption price per share, $1,602,181,058 / 99,537,475 outstanding shares of beneficial interest	$16.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $308,376 foreign withholding tax)	$18,562,386
Income from securities lending, net (including affiliated income of $29,244)	45,960

18,608,346

EXPENSES
Management fees	5,109,187
Distribution fee	1,928,094
Custodian and accounting fees	54,000
Audit fee	13,000
Trustees’ fees	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	15,896

Total expenses	7,145,177
Less: management fee waivers and/or expense reimbursement	(848,361)

Net expenses	6,296,816

NET INVESTMENT INCOME (LOSS)	12,311,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,975))	38,864,303
Foreign currency transactions	1,331

38,865,634

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,862)	69,365,130
Foreign currencies	8,247

69,373,377

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	108,239,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,550,541

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$12,311,530	$19,453,700
Net realized gain (loss) on investment and foreign currency transactions	38,865,634	10,073,692
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	69,373,377	163,915,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,550,541	193,443,046

FUND SHARE TRANSACTIONS:
Fund share sold [4,529,885 and 57,337,373 shares, respectively]	70,142,170	751,029,502
Fund share repurchased [5,154,061 and 13,625,409 shares, respectively]	(80,219,156)	(184,499,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(10,076,986)	566,530,050

CAPITAL CONTRIBUTIONS	—	56,158
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,473,555	760,029,254
NET ASSETS:
Beginning of period	1,491,707,503	731,678,249

End of period	$1,602,181,058	$1,491,707,503

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 76.1%
COMMON STOCKS — 27.1%	Shares	Value
Aerospace & Defense — 0.2%
Airbus SE (France)	6,453	$532,538
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	8,852
BAE Systems PLC (United Kingdom)	35,092	289,696
Boeing Co. (The)	397	78,507
BWX Technologies, Inc.	1,716	83,655
CAE, Inc. (Canada)	8,800	151,733
Chemring Group PLC (United Kingdom)	13,256	31,900
Cobham PLC (United Kingdom)	39,592	66,862
Cubic Corp.	1,189	55,051
Ducommun, Inc.*	819	25,864
Elbit Systems Ltd. (Israel)	1,203	148,396
Embraer SA (Brazil), ADR	12,275	223,773
General Dynamics Corp.	2,962	586,772
HEICO Corp.	1,062	76,294
Huntington Ingalls Industries, Inc.	532	99,037
L3 Technologies, Inc.	1,240	207,179
Leonardo SpA (Italy)	9,594	159,738
Lockheed Martin Corp.	489	135,751
MacDonald, Dettwiler & Associates Ltd. (Canada)	1,400	72,850
Meggitt PLC (United Kingdom)	19,506	121,206
MTU Aero Engines AG (Germany)	1,229	173,642
Northrop Grumman Corp.	1,890	485,182
Orbital ATK, Inc.	1,071	105,344
QinetiQ Group PLC (United Kingdom)	110,633	389,739
Raytheon Co.	3,403	549,516
Rockwell Collins, Inc.	1,836	192,927
Rolls-Royce Holdings PLC (United Kingdom)*	24,653	285,942
Rolls-Royce Holdings PLC (United Kingdom) (Entitlement Shares)*	1,625,829	2,118
Saab AB (Sweden) (Class B Stock)	2,110	104,281
Safran SA (France)	3,933	360,682
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,369	137,260
Teledyne Technologies, Inc.*	703	89,738
Thales SA (France)	1,901	204,594
United Technologies Corp.	10,070	1,229,648
Vectrus, Inc.*	1,324	42,792
Wesco Aircraft Holdings, Inc.*	3,156	34,243
Zodiac Aerospace (France)	4,826	131,115

		7,674,417

Air Freight & Logistics — 0.1%
Bollore SA (France)	42,006	190,994
C.H. Robinson Worldwide, Inc.(a)	1,308	89,833
CTT-Correios de Portugal SA (Portugal)	23,694	149,925
Deutsche Post AG (Germany)	16,250	609,998
Expeditors International of Washington, Inc.	1,675	94,603
FedEx Corp.	3,425	744,355
Globaltrans Investment PLC (Cyprus), GDR	8,331	62,373
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	27,870
Gulf Warehousing Co. (Qatar)	1,434	18,905
Hub Group, Inc. (Class A Stock)*	1,176	45,100
Hyundai Glovis Co. Ltd. (South Korea)	888	121,855

COMMON STOCKS (continued)	Shares	Value
Air Freight & Logistics (continued)
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	$13,681
Konoike Transport Co. Ltd. (Japan)	2,100	28,686
Oesterreichische Post AG (Austria)	1,511	65,651
Royal Mail PLC (United Kingdom)	37,115	203,602
Shenzhen Chiwan Petroleum (China) (Class B Stock)*	5,700	15,467
Treasure ASA (Norway)	10,038	19,224
United Parcel Service, Inc. (Class B Stock)	1,532	169,424
Yamato Holdings Co. Ltd. (Japan)	7,100	144,241
ZTO Express Cayman, Inc. (China), ADR*(a)	3,100	43,276

		2,859,063

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	561,690	155,614
Air France-KLM (France)*	51,160	730,291
Air New Zealand Ltd. (New Zealand)	122,317	292,265
Alaska Air Group, Inc.	1,982	177,904
ANA Holdings, Inc. (Japan)	32,000	111,424
Bangkok Airways PCL (Thailand)	79,400	43,007
Cathay Pacific Airways Ltd. (Hong Kong)	83,000	128,836
Cebu Air, Inc. (Philippines)	20,380	39,527
China Airlines Ltd. (Taiwan)	298,000	90,398
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	4,390	63,875
Deutsche Lufthansa AG (Germany)	13,752	313,403
El Al Israel Airlines (Israel)	25,366	23,318
Eva Airways Corp. (Taiwan)	215,814	106,757
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	19,829
Grupo Aeromexico SAB de CV (Mexico)*	5,836	12,007
Hainan Airlines Holding Co. Ltd. (China) (Class B Stock)	38,400	22,195
Japan Airlines Co. Ltd. (Japan)	4,000	123,903
Nok Airlines PCL (Thailand)	70,000	9,603
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	10,435
Qantas Airways Ltd. (Australia)	34,068	149,747
SAS AB (Sweden)*	17,512	38,196
Shandong Airlines Co. Ltd. (China) (Class B Stock)	28,700	58,241
Singapore Airlines Ltd. (Singapore)	22,100	162,418
Southwest Airlines Co.	9,560	594,058
Thai Airways International PCL (Thailand)*	67,900	38,777
Turk Hava Yollari AO (Turkey)*	56,111	128,361

		3,644,389

Auto Components — 0.2%
Actron Technology Corp. (Taiwan)	4,000	14,996
Adient PLC	3,610	236,022
Aisin Seiki Co. Ltd. (Japan)	5,900	303,299
ARB Corp. Ltd. (Australia)	6,915	83,490
Autoliv, Inc. (Sweden)(a)	1,530	167,993
Bridgestone Corp. (Japan)(a)	18,200	786,815
Chaowei Power Holdings Ltd. (China)	76,000	44,761
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	148,350	315,496
China First Capital Group Ltd. (Hong Kong)*.	42,000	15,749
Cie Generale des Etablissements Michelin (France)	4,952	659,083

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Cooper Tire & Rubber Co.(a)	1,769	$63,861
Cub Elecparts, Inc. (Taiwan)	2,263	29,518
Denso Corp. (Japan)	14,700	623,841
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	41,922
E-Lead Electronic Co. Ltd. (Taiwan)	5,000	4,995
Exedy Corp. (Japan)	4,600	130,051
FCC Co. Ltd. (Japan)	4,500	90,981
Federal Corp. (Taiwan)	112,224	52,015
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	94,800	362,906
Global PMX Co. Ltd. (Taiwan)	1,000	4,814
Halla Holdings Corp. (South Korea)	1,140	63,988
Hiroca Holdings Ltd. (China)	7,000	24,740
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	29,593
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	15,264
Hyundai Mobis Co. Ltd. (South Korea)	2,775	606,648
Hyundai Wia Corp. (South Korea)	2,125	129,608
Iron Force Industrial Co. Ltd. (Taiwan)*	3,000	14,682
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	86,597
Kordsa Teknik Tekstil A/S (Turkey)	171	407
Macauto Industrial Co. Ltd. (Taiwan)	2,000	11,829
Mahle-Metal Leve SA (Brazil)	2,000	11,651
Mando Corp. (South Korea)	480	108,102
Metair Investments Ltd. (South Africa)	4,872	7,061
Minth Group Ltd. (China)	50,000	211,816
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	43,305
Nemak SAB de CV (Mexico), 144A	29,900	28,749
NHK Spring Co. Ltd. (Japan)	12,500	131,975
Nifco, Inc. (Japan)	2,200	118,327
Rassini SAB de CV (Mexico) (Class A Stock)	15,200	37,253
SL Corp. (South Korea)	2,002	37,811
Somboon Advance Technology PCL (Thailand)	54,300	26,694
Sri Trang Agro-Industry PCL (Thailand)	69,400	30,440
Sumitomo Riko Co. Ltd. (Japan)	4,100	42,325
Sumitomo Rubber Industries Ltd. (Japan)	8,600	145,645
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	71,071
Tong Yang Industry Co. Ltd. (Taiwan)	35,000	64,970
Tupy SA (Brazil)	7,500	35,701
TYC Brother Industrial Co. Ltd. (Taiwan)	17,000	17,992
Unipres Corp. (Japan)	13,700	305,918
Visteon Corp.*	945	96,447
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	45,925
Xinyi Glass Holdings Ltd. (Hong Kong)*	278,000	275,171
Yokohama Rubber Co. Ltd. (The) (Japan)	9,700	195,544
Zhejiang Shibao Co. Ltd. (China) (Class H Stock)	20,000	19,523

		7,125,380

Automobiles — 0.4%
China Motor Corp. (Taiwan)	99,000	92,889
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	115,100	151,901
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	676,000	798,841

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Fiat Chrysler Automobiles NV (United Kingdom)*	48,823	$515,795
Ford Otomotiv Sanayi A/S (Turkey)	3,040	37,106
Honda Motor Co. Ltd. (Japan)	71,600	1,961,703
Hyundai Motor Co. (South Korea)	6,770	943,908
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	16,207
Kia Motors Corp. (South Korea)	17,089	570,699
Mitsubishi Motors Corp. (Japan)	23,400	154,748
Nissan Motor Co. Ltd. (Japan)	104,200	1,040,430
Piaggio & C SpA (Italy)	25,175	62,167
Qingling Motors Co. Ltd. (China) (Class H Stock)	204,000	65,363
Sanyang Motor Co. Ltd. (Taiwan)	118,000	84,943
Subaru Corp. (Japan)	17,800	603,563
Suzuki Motor Corp. (Japan)	10,000	476,380
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	3,774	30,998
Toyota Motor Corp. (Japan)	89,756	4,717,890
Yadea Group Holdings Ltd. (China), 144A	158,000	38,244
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	18,734

		12,382,509

Banks — 2.9%
77 Bank Ltd. (The) (Japan)	27,000	133,280
Agricultural Bank of China Ltd. (China) (Class H Stock)	4,452,000	2,104,098
Ajman Bank PJSC (United Arab Emirates)*	677,384	209,678
Al Khalij Commercial Bank PQSC (Qatar)	15,219	56,339
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	12,969
Aozora Bank Ltd. (Japan)	39,000	148,897
Associated Banc-Corp.	9,933	250,312
Awa Bank Ltd. (The) (Japan)	13,000	88,600
Banca Popolare di Sondrio SCPA (Italy)	37,364	147,831
Banco Bilbao Vizcaya Argentaria SA (Spain)	166,337	1,385,582
Banco Bradesco SA (Brazil)	20,500	171,529
Banco de Bogota SA (Colombia)	9,016	186,327
Banco de Chile (Chile)	1,435,763	188,169
Banco de Credito e Inversiones (Chile)	3,682	206,058
Banco Santander Brasil SA (Brazil), ADS	13,700	103,161
Banco Santander Chile (Chile), ADR	9,810	249,272
BanColombia SA (Colombia)	16,466	170,631
BanColombia SA (Colombia), ADR(a)	6,621	294,966
Bangkok Bank PCL (Thailand)	52,900	306,561
Bank Bukopin Tbk (Indonesia)	594,700	28,048
Bank Central Asia Tbk PT (Indonesia)	380,500	518,933
Bank CIMB Niaga Tbk PT (Indonesia)*	245,600	21,577
Bank Hapoalim BM (Israel)	64,433	434,483
Bank Mandiri Persero Tbk PT (Indonesia)	407,200	390,310
Bank Negara Indonesia Persero Tbk PT (Indonesia)	535,700	263,402
Bank of China Ltd. (China) (Class H Stock)	9,995,000	4,901,217
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	215,000	171,801
Bank of Communications Co. Ltd. (China) (Class H Stock)	3,094,000	2,182,729
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	295,855
Bank of Hawaii Corp.(a)	818	67,869
Bank of Iwate Ltd. (The) (Japan)	1,900	75,855

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)	135,000	$152,185
Bank of Montreal (Canada)	12,300	903,151
Bank of Nova Scotia (The) (Canada)	23,600	1,419,676
Bank of Okinawa Ltd. (The) (Japan)	1,440	58,545
Bank of Qingdao Co. Ltd. (China) (Class H Stock), 144A	25,500	22,839
Bank of the Philippine Islands (Philippines)	92,080	189,818
Bank of the Ryukyus Ltd. (Japan)	7,400	108,671
Bank of Tianjin Co. Ltd. (China) (Class H Stock)	11,500	8,146
Bank of Zhengzhou Co. Ltd. (China) (Class H Stock), 144A	103,000	58,835
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	35,551
Bank Pekao SA (Poland)	11,184	376,568
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	40,297
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	722,200	35,941
Bank Permata Tbk PT (Indonesia)*	308,600	16,017
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	546,300	623,347
Bank Tabungan Negara Persero Tbk PT (Indonesia)	403,000	78,717
Bank Zachodni WBK SA (Poland)	2,364	218,265
Bankia SA (Spain)	31,859	154,094
Bankinter SA (Spain)	18,154	167,470
BankUnited, Inc.	3,432	115,693
Banque Cantonale Vaudoise (Switzerland)	147	109,028
Banregio Grupo Financiero SAB de CV (Mexico)	8,200	51,960
BB&T Corp.	13,467	611,536
BBVA Banco Continental SA (Peru)	28,917	39,815
BDO Unibank, Inc. (Philippines)	90,780	223,167
Berkshire Hills Bancorp, Inc.	2,226	78,244
Berner Kantonalbank AG (Switzerland)	939	179,748
BIMB Holdings Bhd (Malaysia)	21,200	22,478
BOC Hong Kong Holdings Ltd. (China)	83,500	399,607
Canadian Imperial Bank of Commerce (Canada)	7,900	642,027
Capitec Bank Holdings Ltd. (South Africa)	2,182	138,433
Chang Hwa Commercial Bank Ltd. (Taiwan)	654,687	375,407
Chemical Financial Corp.	1,420	68,742
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,844,000	1,128,591
China Construction Bank (Brasil) Banco Multiplo SA (Brazil)*^	2,700	6,764
China Construction Bank Corp. (China) (Class H Stock)	9,905,000	7,702,587
China Zheshang Bank Co. Ltd. (China) (Class H Stock)	103,000	54,908
Columbia Banking System, Inc.	1,941	77,349
Commerce Bancshares, Inc.	1,345	76,436
Commercial Bank QSC (The) (Qatar)*	29,856	248,219
Commonwealth Bank of Australia (Australia)	23,168	1,473,859
Community Bank System, Inc.(a)	1,117	62,295
Concordia Financial Group Ltd. (Japan)	35,700	180,941
Credicorp Ltd. (Peru), (NYSE)	3,970	712,178
Credit Bank of Moscow PJSC (Russia)*	457,900	34,931

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Credito Emiliano SpA (Italy)	3,164	$25,621
CTBC Financial Holding Co. Ltd. (Taiwan)	2,090,578	1,370,303
Daishi Bank Ltd. (The) (Japan)	40,000	184,714
Danske Bank A/S (Denmark)	20,034	770,770
DBS Group Holdings Ltd. (Singapore)	49,270	741,552
DNB ASA (Norway)	20,701	352,430
Doha Bank QSC (Qatar)	23,820	198,080
Dubai Islamic Bank PJSC (United Arab Emirates)	283,587	438,908
E.Sun Financial Holding Co. Ltd. (Taiwan)	995,287	611,643
EnTie Commercial Bank Co. Ltd. (Taiwan)	27,000	11,850
Far Eastern International Bank (Taiwan)	743,972	239,194
First Financial Holding Co. Ltd. (Taiwan)	1,161,955	776,962
First Republic Bank	2,069	207,107
FNB Corp.	5,055	71,579
Fulton Financial Corp.	9,513	180,747
Glacier Bancorp, Inc.(a)	3,663	134,102
Great Western Bancorp, Inc.	1,356	55,338
Grupo Aval Acciones y Valores SA (Colombia), ADR	24,092	199,482
Grupo Elektra SAB de CV (Mexico) (Class A Stock)	3,315	138,452
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	13,100	68,926
Grupo Security SA (Chile)	218,927	76,183
Gunma Bank Ltd. (The) (Japan)	33,200	199,921
Hang Seng Bank Ltd. (Hong Kong)	11,100	232,214
Harbin Bank Co. Ltd. (China) (Class H Stock), 144A*	736,000	229,114
Hokkoku Bank Ltd. (The) (Japan)	38,000	146,149
Hong Leong Bank Bhd (Malaysia)	46,000	167,822
Hope Bancorp, Inc.	4,167	77,715
HSBC Holdings PLC (United Kingdom), (QMTF)	403,334	3,743,751
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	952,746	552,704
Huishang Bank Corp. Ltd. (China) (Class H Stock)	550,000	283,877
Hyakugo Bank Ltd. (The) (Japan)	21,000	85,656
Hyakujushi Bank Ltd. (The) (Japan)	42,000	139,096
IBERIABANK Corp.	994	81,011
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	9,271,000	6,256,838
ING Bank Slaski SA (Poland)*	2,664	131,043
Intercorp Financial Services, Inc. (Peru)	4,063	138,141
Investors Bancorp, Inc.	10,004	133,653
Itau CorpBanca (Chile)	8,660,488	77,182
Itau Unibanco Holding SA (Brazil)	8,900	87,364
Itausa – Investimentos Itau SA (Brazil)	38,077	99,994
Iyo Bank Ltd. (The) (Japan)	24,600	204,343
Japan Post Bank Co. Ltd. (Japan)	15,300	196,408
Jilin Jiutai Rural Commercial Bank Corp. Ltd. (China) (Class H Stock)	49,000	30,819
Juroku Bank Ltd. (The) (Japan)	27,000	85,319
Keiyo Bank Ltd. (The) (Japan)	18,000	78,158
Kiatnakin Bank PCL (Thailand)	43,300	91,138
King’s Town Bank Co. Ltd. (Taiwan)	154,000	158,914
Kiyo Bank Ltd. (The) (Japan)	12,900	223,850
Komercni Banka A/S (Czech Republic)	8,886	355,828

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Krung Thai Bank PCL (Thailand)	450,100	$249,099
Laurentian Bank of Canada (Canada)	4,000	167,088
LH Financial Group PCL (Thailand)	818,206	43,320
Luzerner Kantonalbank AG (Switzerland)	424	192,519
M&T Bank Corp.	2,522	408,438
Malayan Banking Bhd (Malaysia)	327,200	733,944
MB Financial, Inc.	2,141	94,290
Mebuki Financial Group, Inc. (Japan)	25,620	95,658
Mega Financial Holding Co. Ltd. (Taiwan)	1,302,228	1,082,551
Metropolitan Bank & Trust Co. (Philippines)	112,396	194,733
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	284,424
Mizuho Financial Group, Inc. (Japan)	1,155,800	2,119,129
Moneta Money Bank A/S (Czech Republic), 144A	46,528	155,781
Musashino Bank Ltd. (The) (Japan)	4,500	138,556
Nanto Bank Ltd. (The) (Japan)	1,400	39,962
National Australia Bank Ltd. (Australia)	43,971	1,000,270
National Bank Holdings Corp. (Class A Stock)	2,573	85,192
National Bank of Canada (Canada)	8,800	370,037
Nishi-Nippon Financial Holdings, Inc. (Japan)	13,700	142,839
North Pacific Bank Ltd. (Japan)	33,500	117,647
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	48,000	138,936
Oita Bank Ltd. (The) (Japan)	14,000	54,007
Old National Bancorp	7,707	132,946
OTP Bank PLC (Hungary)	16,429	549,870
Oversea-Chinese Banking Corp. Ltd. (Singapore)	116,805	914,974
People’s United Financial, Inc.	4,052	71,558
Philippine National Bank (Philippines)	76,730	101,491
Pinnacle Financial Partners, Inc.	979	61,481
PNC Financial Services Group, Inc. (The)	9,115	1,138,190
Postal Savings Bank Of China Co. Ltd. (China) (Class H Stock), 144A	916,000	527,784
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	71,830	667,820
Public Bank Bhd (Malaysia)	134,900	638,491
Qatar International Islamic Bank QSC (Qatar)	3,100	46,729
Qatar Islamic Bank SAQ (Qatar)	6,185	156,838
Qatar National Bank QPSC (Qatar)	18,536	642,117
Resona Holdings, Inc. (Japan)	92,700	512,057
Rizal Commercial Banking Corp. (Philippines)	61,200	70,903
Royal Bank of Canada (Canada)	24,800	1,800,716
San-In Godo Bank Ltd. (The) (Japan)	18,400	155,429
Security Bank Corp. (Philippines)	13,090	56,289
Sekerbank TAS (Turkey)*	42,542	14,875
Senshu Ikeda Holdings, Inc. (Japan)	22,300	94,338
Seven Bank Ltd. (Japan)	18,000	64,538
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	189,500	161,603
Shiga Bank Ltd. (The) (Japan)	29,000	149,927
Shinhan Financial Group Co. Ltd. (South Korea)	21,609	932,324
Shinsei Bank Ltd. (Japan)	100,000	175,176
Signature Bank*	948	136,066

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,788,939	$546,727
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	283,202	114,757
South State Corp.	963	82,529
Spar Nord Bank A/S (Denmark)	17,213	225,744
SpareBank 1 Nord Norge (Norway)	12,684	86,261
SpareBank 1 SMN (Norway)	21,766	187,191
SpareBank 1 SR-Bank ASA (Norway)	17,745	151,988
St Galler Kantonalbank AG (Switzerland)	277	122,411
Sterling Bancorp	4,355	101,254
Suruga Bank Ltd. (Japan)	6,400	155,651
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	412,333
Swedbank AB (Sweden) (Class A Stock)	18,898	461,222
Sydbank A/S (Denmark)	16,817	633,888
Taichung Commercial Bank Co. Ltd. (Taiwan)	529,017	178,236
Taishin Financial Holding Co. Ltd. (Taiwan)	1,419,486	645,988
Taiwan Business Bank (Taiwan)	1,005,768	280,978
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,516,276	804,889
TCS Group Holding PLC (Russia), GDR	5,749	66,114
Thanachart Capital PCL (Thailand)	92,600	125,393
Tisco Financial Group PCL (Thailand)	21,900	48,996
TMB Bank PCL (Thailand)	2,118,500	143,437
Toho Bank Ltd. (The) (Japan)	20,000	70,475
Toronto-Dominion Bank (The) (Canada)	33,500	1,688,175
Trustmark Corp.	2,982	95,901
Turkiye Garanti Bankasi A/S (Turkey)	188,558	524,824
Turkiye Is Bankasi (Turkey) (Class C Stock)	173,701	367,811
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	218,928	88,358
U.S. Bancorp	22,086	1,146,705
UMB Financial Corp.	1,258	94,174
Umpqua Holdings Corp.	7,350	134,946
Union Bank of Taiwan (Taiwan)	556,437	169,724
United Bankshares, Inc.	2,410	94,472
United Overseas Bank Ltd. (Singapore)	40,500	679,940
Valiant Holding AG (Switzerland)	1,101	127,026
Valley National Bancorp	4,717	55,708
VTB Bank PJSC (Russia), GDR	198,150	418,384
Wells Fargo & Co.	81,286	4,504,057
Westpac Banking Corp. (Australia)	49,864	1,167,510
Wintrust Financial Corp.	1,255	95,932
Woori Bank (South Korea)	20,018	322,468
Yamaguchi Financial Group, Inc. (Japan)	15,000	181,680
Yapi ve Kredi Bankasi A/S (Turkey)*	154,121	196,626

		92,075,213

Beverages — 0.4%
Ambev SA (Brazil), ADR	80,500	441,945
Anheuser-Busch InBev SA/NV (Belgium)	10,613	1,172,193
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	7,000	30,250
Arca Continental SAB de CV (Mexico)	7,900	59,430
Asahi Group Holdings Ltd. (Japan)	8,500	320,112
Britvic PLC (United Kingdom)	7,558	68,122
Brown-Forman Corp. (Class B Stock)	1,923	93,458

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Carabao Group PCL (Thailand) (Class F Stock)	11,300	$22,786
Carlsberg A/S (Denmark) (Class B Stock)	3,814	407,585
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	13,279
China Resources Beer Holdings Co. Ltd. (China)	62,336	157,207
Cia Cervecerias Unidas SA (Chile)	1,754	23,073
Cia Cervecerias Unidas SA (Chile), ADR	2,542	66,702
Coca-Cola Amatil Ltd. (Australia)	9,101	64,582
Coca-Cola Bottlers Japan, Inc. (Japan)	4,275	123,785
Coca-Cola Co. (The)	36,428	1,633,796
Coca-Cola European Partners PLC (United Kingdom)	2,420	98,421
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	55,200	468,092
Coca-Cola Icecek A/S (Turkey)	2,481	28,468
Constellation Brands, Inc. (Class A Stock)	2,597	503,117
Cott Corp. (Canada)	5,400	77,994
Davide Campari-Milano SpA (Italy)	13,538	95,710
Diageo PLC (United Kingdom)	23,033	680,669
Dr. Pepper Snapple Group, Inc.	2,064	188,051
Emperador, Inc. (Philippines)	263,500	39,362
Fomento Economico Mexicano SAB de CV (Mexico), ADR	9,420	926,363
Fraser & Neave Holdings Bhd (Malaysia)	4,200	24,738
Heineken Holding NV (Netherlands)	931	85,336
Heineken Malaysia Bhd (Malaysia)	2,800	12,064
Heineken NV (Netherlands)	1,928	187,469
Hey Song Corp. (Taiwan)	83,000	91,541
Hite Jinro Co. Ltd. (South Korea)	4,721	96,136
Ito En Ltd. (Japan)	1,100	40,161
Kirin Holdings Co. Ltd. (Japan)	11,200	228,464
Molson Coors Brewing Co. (Class B Stock)	2,976	256,948
Monster Beverage Corp.*	4,654	231,211
Organizacion Cultiba SAB de CV (Mexico)	4,300	3,912
PepsiCo, Inc.	11,858	1,369,480
Pernod Ricard SA (France)	4,387	587,452
Remy Cointreau SA (France)	944	110,036
Royal Unibrew A/S (Denmark)	2,275	109,113
Sapporo Holdings Ltd. (Japan)	3,400	93,744
Stock Spirits Group PLC (United Kingdom)	34,951	77,209
Suntory Beverage & Food Ltd. (Japan)	1,100	51,129
Takara Holdings, Inc. (Japan)	7,000	73,036
Thai Beverage PCL (Thailand)	464,800	303,844
Tibet Water Resources Ltd. (Hong Kong)*	149,000	58,204
Treasury Wine Estates Ltd. (Australia)	13,063	132,092
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	22,000	97,353
Vina Concha y Toro SA (Chile)	32,757	50,678
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	38,573

		12,214,475

Biotechnology — 0.2%
3SBio, Inc. (China), 144A*	40,000	53,077
AbbVie, Inc.	5,676	411,567
Adimmune Corp. (Taiwan)*	6,000	4,339
Alexion Pharmaceuticals, Inc.*	1,771	215,478
Amgen, Inc.	6,805	1,172,025

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
BioGaia AB (Sweden) (Class B Stock)	2,577	$104,747
Bioton SA (Poland)*	5,184	7,722
Celltrion, Inc. (South Korea)*	1,349	135,665
China Biologic Products, Inc. (China)*	800	90,479
CSL Ltd. (Australia)	3,087	327,622
Gilead Sciences, Inc.	19,263	1,363,435
GlycoNex, Inc. (Taiwan)	6,000	5,707
Grifols SA (Spain)	3,876	108,067
Idorsia Ltd. (Switzerland)*	471	8,890
Medigen Biotechnology Corp. (Taiwan)*	5,000	8,744
Mycenax Biotech, Inc. (Taiwan)*	6,000	6,463
Myriad Genetics, Inc.*(a)	1,185	30,620
OBI Pharma, Inc. (Taiwan)*	1,000	7,934
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	54,869
Shire PLC	166	9,153
Shire PLC, ADR	5,370	887,500
Sinovac Biotech Ltd. (China)*	5,000	33,749
Sirtex Medical Ltd. (Australia)	1,377	17,199
United Therapeutics Corp.*	731	94,833

		5,159,884

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	3,600	109,927
Arwana Citramulia Tbk PT (Indonesia)	185,700	6,682
Asahi Glass Co. Ltd. (Japan)	6,800	287,183
Assa Abloy AB (Sweden) (Class B Stock)	15,566	343,098
Central Glass Co. Ltd. (Japan)	21,000	90,594
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	13,365
Concepcion Industrial Corp. (Philippines)	5,910	10,002
dormakaba Holding AG (Switzerland)*	147	127,936
Dynasty Ceramic PCL (Thailand)	233,400	27,895
Elementia SAB de CV (Mexico), 144A*	24,400	33,409
Geberit AG (Switzerland)	376	175,577
GWA Group Ltd. (Australia)	5,263	12,735
LIXIL Group Corp. (Japan)	6,400	160,417
National Central Cooling Co. PJSC (United Arab Emirates)	269,063	153,123
Nichias Corp. (Japan)	2,000	23,136
Nichiha Corp. (Japan)	1,900	67,046
Noritz Corp. (Japan)	3,400	67,590
Owens Corning	2,729	182,625
Sankyo Tateyama, Inc. (Japan)	4,500	68,764
Sanwa Holdings Corp. (Japan)	9,400	99,273
Schweiter Technologies AG (Switzerland)	510	661,069
Sekisui Jushi Corp. (Japan)	1,400	25,738
Simpson Manufacturing Co., Inc.	1,319	57,653
Sunspring Metal Corp. (Taiwan)	6,000	8,796
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	11,099
TOTO Ltd. (Japan)	3,100	118,776
Trakya Cam Sanayii A/S (Turkey)	27,281	30,015
Vanachai Group PCL (Thailand)	56,100	20,313
Xxentria Technology Materials Corp. (Taiwan)	10,251	23,760

		3,017,596

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets — 0.3%
Administradora de Fondos de Pensiones Habitat SA (Chile)	19,755	$23,807
Alaris Royalty Corp. (Canada)	3,100	55,053
Altamir (France)	7,805	145,231
Amanat Holdings PJSC (United Arab Emirates)	608,360	188,599
Ashmore Group PLC (United Kingdom)	49,245	226,664
Asia Plus Group Holdings PCL (Thailand)	310,900	33,314
ASX Ltd. (Australia)	3,569	147,046
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	1,687	90,663
Banca Generali SpA (Italy)	3,855	115,034
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros (Brazil)	67,433	399,155
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	24,241
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	100,804
Brait SE (South Africa)*	29,718	137,409
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	11,500	451,292
BTG Pactual Group (Brazil), UTS	22,120	99,687
Bure Equity AB (Sweden)	12,688	147,603
Bursa Malaysia Bhd (Malaysia)	4,200	10,371
Capital Securities Corp. (Taiwan)	423,000	138,889
CBOE Holdings, Inc.	956	87,378
China Bills Finance Corp. (Taiwan)	189,000	93,501
China Financial International Investments Ltd. (Hong Kong)*	420,000	16,134
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	2,642,000	1,024,652
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	93,200	137,550
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	150,200	236,238
CI Financial Corp. (Canada)	4,500	95,913
CME Group, Inc.	4,846	606,913
Country Group Development PCL (Thailand)*	580,100	17,760
Deutsche Boerse AG (Germany)	2,650	279,920
Dubai Investments PJSC (United Arab Emirates)	447,121	252,256
Euronext NV (Netherlands), 144A	3,246	168,581
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	136,800	187,124
FactSet Research Systems, Inc.	275	45,700
Gimv NV (Belgium)	5,962	361,122
GP Investments Ltd. (Brazil), BDR	7,000	13,967
IGM Financial, Inc. (Canada)	2,300	71,334
Intercontinental Exchange, Inc.	9,629	634,744
Intermediate Capital Group PLC (United Kingdom)	36,966	400,876
Investec Ltd. (South Africa)	29,212	215,307
Investment Technology Group, Inc.	1,999	42,459
IOOF Holdings Ltd. (Australia)	2,951	22,232
IRESS Ltd. (Australia)	11,449	111,649
Jih Sun Financial Holdings Co. Ltd. (Taiwan).	405,168	91,890
JSE Ltd. (South Africa)	495	4,635
KCG Holdings, Inc. (Class A Stock)*	3,162	63,050

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Kresna Graha Investama PT Tbk (Indonesia)	67,700	$2,194
Kyokuto Securities Co. Ltd. (Japan)	6,200	88,983
MarketAxess Holdings, Inc.	273	54,900
Masterlink Securities Corp. (Taiwan)	232,131	63,169
Moscow Exchange MICEX-RTS PJSC (Russia)	53,770	95,197
MSCI, Inc.	784	80,744
Nasdaq, Inc.	2,318	165,714
Orient Securities Co. Ltd./China (China) (Class H Stock), 144A	108,000	103,204
OSK Holdings Bhd (Malaysia)	86,300	32,575
Partners Group Holding AG (Switzerland)	139	86,307
Perpetual Ltd. (Australia)	13,276	569,856
President Securities Corp. (Taiwan)	149,682	70,561
Singapore Exchange Ltd. (Singapore)	25,900	138,034
SVG Capital PLC (United Kingdom)^	23,077	221,087
T. Rowe Price Group, Inc.	3,382	250,978
Thomson Reuters Corp. (Canada)	3,700	171,305
Waterland Financial Holdings Co. Ltd. (Taiwan)	495,619	154,767
Yintech Investment Holdings Ltd. (China), ADR	400	4,000
Zeder Investments Ltd. (South Africa)	22,306	11,193

		10,182,515

Chemicals — 0.6%
Acron PJSC (Russia)	300	15,954
ADEKA Corp. (Japan)	27,400	418,618
AdvanSix, Inc.*	1,299	40,581
AECI Ltd. (South Africa)	5,445	44,235
African Oxygen Ltd. (South Africa)	3,650	5,437
Agrium, Inc. (Canada)	2,100	190,325
Air Liquide SA (France)	4,783	591,161
Air Products & Chemicals, Inc.	1,819	260,226
Air Water, Inc. (Japan)	6,700	123,653
Alpek SAB de CV (Mexico)	21,700	26,018
Aneka Gas Industri Tbk PT (Indonesia)*	78,600	5,192
Asahi Kasei Corp. (Japan)	36,000	388,379
Ashland Global Holdings, Inc.	1,573	103,676
Asia Polymer Corp. (Taiwan)	30,065	18,728
Axalta Coating Systems Ltd.*	2,258	72,346
BASF SE (Germany)	14,669	1,361,419
Borregaard ASA (Norway)	11,082	136,777
Calgon Carbon Corp.	1,719	25,957
Chemtrade Logistics Income Fund (Canada), UTS	5,600	78,550
China BlueChemical Ltd. (China) (Class H Stock)	440,000	104,129
China General Plastics Corp. (Taiwan)	23,380	21,682
China Man-Made Fiber Corp. (Taiwan)	233,050	62,668
China Steel Chemical Corp. (Taiwan)	5,000	19,129
China Synthetic Rubber Corp. (Taiwan)	65,250	69,516
China XLX Fertiliser Ltd. (China)	29,000	7,702
Chr Hansen Holding A/S (Denmark)	1,558	113,308
Chugoku Marine Paints Ltd. (Japan)	8,000	61,729
Ciech SA (Poland)	2,560	42,194
Corbion NV (Netherlands)	2,516	80,468
Croda International PLC (United Kingdom)	3,542	179,377

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Daicel Corp. (Japan)	11,100	$138,736
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	8,000	63,499
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	1,182
DuluxGroup Ltd. (Australia)	18,009	96,053
E.I. du Pont de Nemours & Co.	7,325	591,201
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	19,473
Ecolab, Inc.	2,038	270,545
Elementis PLC (United Kingdom)	28,591	109,637
Eternal Materials Co. Ltd. (Taiwan)	64,229	72,035
Everlight Chemical Industrial Corp. (Taiwan)	35,000	20,999
Formosa Chemicals & Fibre Corp. (Taiwan)	222,890	699,248
Formosa Plastics Corp. (Taiwan)	297,600	906,658
Formosan Rubber Group, Inc. (Taiwan)	70,300	35,007
Formosan Union Chemical (Taiwan)	40,000	26,302
Fujimi, Inc. (Japan)	2,500	51,773
Givaudan SA (Switzerland)	111	222,422
Grand Pacific Petrochemical (Taiwan)	69,000	48,083
Gurit Holding AG (Switzerland)*	65	78,170
Ho Tung Chemical Corp. (Taiwan)*	156,947	42,805
Incitec Pivot Ltd. (Australia)	52,769	138,411
Ingevity Corp.*	779	44,715
International Flavors & Fragrances, Inc.	1,176	158,760
K+S AG (Germany)	6,780	174,143
Kaneka Corp. (Japan)	15,000	114,802
Kansai Paint Co. Ltd. (Japan)	5,500	126,974
Kemira OYJ (Finland)	6,694	84,614
Kolon Industries, Inc. (South Korea)	2,294	138,178
Koninklijke DSM NV (Netherlands)(a)	4,085	297,113
Kuraray Co. Ltd. (Japan)	10,000	182,090
Kureha Corp. (Japan)	2,500	123,914
LCY Chemical Corp. (Taiwan)	44,000	60,594
Lenzing AG (Austria)	355	63,579
Linde AG (Germany)	3,719	707,925
Lintec Corp. (Japan)	4,200	100,639
Monsanto Co.	3,967	469,534
Nantex Industry Co. Ltd. (Taiwan)	22,481	17,727
Nippon Kayaku Co. Ltd. (Japan)	10,000	141,806
Nippon Shokubai Co. Ltd. (Japan)	1,700	109,809
Nippon Soda Co. Ltd. (Japan)	17,000	94,261
Nitto Denko Corp. (Japan)	2,600	214,711
NOF Corp. (Japan)	11,000	140,401
Novozymes A/S (Denmark) (Class B Stock)	3,212	140,522
Nufarm Ltd. (Australia)	8,936	66,121
Omnia Holdings Ltd. (South Africa)	3,410	34,157
Oriental Union Chemical Corp. (Taiwan)*	40,000	31,963
Petkim Petrokimya Holding A/S (Turkey)	17,097	29,450
PhosAgro PJSC (Russia), GDR	3,343	44,462
Praxair, Inc.	2,751	364,645
San Fang Chemical Industry Co. Ltd. (Taiwan)	19,540	23,307
Sasol Ltd. (South Africa)	38,001	1,066,216
Scientex Bhd (Malaysia)	15,100	30,956
Scotts Miracle-Gro Co. (The)	808	72,284
Sensient Technologies Corp.	1,361	109,601
Sesoda Corp. (Taiwan)	21,202	19,975

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	17,100	$11,525
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	30,400	28,059
Sherwin-Williams Co. (The)	377	132,312
Shin-Etsu Chemical Co. Ltd. (Japan)	7,500	682,597
Shin-Etsu Polymer Co. Ltd. (Japan)	2,300	17,996
Shinkong Synthetic Fibers Corp. (Taiwan)	299,000	90,411
Showa Denko KK (Japan)	10,500	244,845
Sika AG (Switzerland)	30	192,604
Sinon Corp. (Taiwan)	40,000	20,978
Soda Sanayii A/S (Turkey)	9,492	17,695
Soulbrain Co. Ltd. (South Korea)	1,905	123,900
Stella Chemifa Corp. (Japan)	2,100	54,351
Sumitomo Bakelite Co. Ltd. (Japan)	33,000	233,360
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,100	54,092
Symrise AG (Germany)	2,350	166,734
Synthomer PLC (United Kingdom)	41,675	264,732
Synthos SA (Poland)	35,988	47,090
Taimide Tech, Inc. (Taiwan)	5,000	6,597
Taiwan Fertilizer Co. Ltd. (Taiwan)	81,000	107,668
Taiwan Styrene Monomer (Taiwan)	30,000	21,192
Teijin Ltd. (Japan)	8,300	160,166
Tenma Corp. (Japan)	14,700	271,210
Tianjin TEDA Biomedical Engineering Co. Ltd. (China) (Class H Stock)*	65,000	4,492
Tikkurila OYJ (Finland)	4,696	101,576
Toagosei Co. Ltd. (Japan)	22,100	288,270
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,800	93,567
Toray Industries, Inc. (Japan)	41,800	350,688
Toyo Ink SC Holdings Co. Ltd. (Japan)	5,000	26,336
Toyobo Co. Ltd. (Japan)	67,000	122,985
Ube Industries Ltd. (Japan)	66,000	170,366
Unipetrol A/S (Czech Republic)	13,042	161,836
UPC Technology Corp. (Taiwan)	101,000	44,981
USI Corp. (Taiwan)	97,000	49,440
Valvoline, Inc.	2,542	60,296
Victory New Materials Ltd. Co. (Taiwan)	7,000	12,225
Yara International ASA (Norway)	5,064	190,418
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	19,094
Zeon Corp. (Japan)	6,000	64,222

		18,612,227

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,087	86,652
Aeon Delight Co. Ltd. (Japan)	1,900	61,574
Babcock International Group PLC (United Kingdom)	15,563	178,470
Bilfinger SE (Germany)(a)	2,358	92,554
Blue Label Telecoms Ltd. (South Africa)	11,022	12,607
Brady Corp. (Class A Stock)	1,551	52,579
Brambles Ltd. (Australia)	20,001	149,559
Cabcharge Australia Ltd. (Australia)	10,040	19,523
China Greenland Broad Greenstate Group Co. Ltd. (China)	60,000	14,124
Cintas Corp.	676	85,203
Clean Harbors, Inc.*	902	50,359

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Cleanaway Co. Ltd. (Taiwan)	4,000	$23,867
Copart, Inc.*	2,626	83,481
Covanta Holding Corp.(a)	5,288	69,802
Dai Nippon Printing Co. Ltd. (Japan)	20,000	222,799
Daiseki Co. Ltd. (Japan)	1,900	42,274
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	5,079
Downer EDI Ltd. (Australia)	100,227	493,707
Duskin Co. Ltd. (Japan)	4,400	113,275
ECOVE Environment Corp. (Taiwan)	1,000	5,834
Essendant, Inc.	2,283	33,857
G4S PLC (United Kingdom)	25,843	109,909
Greentown Service Group Co. Ltd. (China)	24,000	13,162
Healthcare Services Group, Inc.	1,123	52,590
Intrum Justitia AB (Sweden)(a)	2,217	75,290
KAR Auction Services, Inc.	2,181	91,537
Kokuyo Co. Ltd. (Japan)	28,200	385,274
L&K Engineering Co. Ltd. (Taiwan)	15,000	16,924
Lassila & Tikanoja OYJ (Finland)	4,596	96,661
Loomis AB (Sweden) (Class B Stock)	10,251	367,432
Mitie Group PLC (United Kingdom)	27,597	99,479
Okamura Corp. (Japan)	5,400	51,350
Park24 Co. Ltd. (Japan)	3,400	86,518
Pilot Corp. (Japan)	600	25,554
Relia, Inc. (Japan)	5,000	54,456
Republic Services, Inc.	3,360	214,133
Riverstone Holdings Ltd. (Singapore)	37,000	27,004
RPS Group PLC (United Kingdom)	11,952	40,732
S-1 Corp. (South Korea)	957	81,140
Sato Holdings Corp. (Japan)	2,700	67,776
Secom Co. Ltd. (Japan)	2,500	190,213
Securitas AB (Sweden) (Class B Stock)	8,959	151,107
Shanghai Zhongyida Co. Ltd. (China) (Class B Stock)*^	52,400	23,266
Societe BIC SA (France)	687	81,576
Sohgo Security Services Co. Ltd. (Japan)	1,800	81,252
Steelcase, Inc. (Class A Stock)	4,718	66,052
Stericycle, Inc.*	1,678	128,065
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	10,322
Taiwan Secom Co. Ltd. (Taiwan)	13,135	39,595
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	27,150	35,345
Toppan Forms Co. Ltd. (Japan)	6,400	66,246
Toppan Printing Co. Ltd. (Japan)	21,000	230,916
Transcontinental, Inc. (Canada) (Class A Stock)	4,700	93,145
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	13,806
Waste Connections, Inc. (Canada), (TSX)	2,038	131,272
Waste Management, Inc.	3,867	283,644
YC Co. Ltd. (Taiwan)	51,313	21,594
Zhi Sheng Group Holdings Ltd. (China)*	8,000	3,670

		5,505,186

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	26,000	66,254
ADTRAN, Inc.	2,532	52,286

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
ADVA Optical Networking SE (Germany)*	5,811	$60,063
Brocade Communications Systems, Inc.	9,679	122,052
China All Access Holdings Ltd. (Hong Kong)	138,000	39,226
Cisco Systems, Inc.	82,672	2,587,634
Denki Kogyo Co. Ltd. (Japan)	9,000	46,334
D-Link Corp. (Taiwan)*	109,905	42,960
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	10,438
EchoStar Corp. (Class A Stock)*	1,908	115,816
EVS Broadcast Equipment SA (Belgium)	3,487	140,190
F5 Networks, Inc.*	973	123,629
Gemtek Technology Corp. (Taiwan)	34,000	33,052
Harris Corp.	1,824	198,962
Hitron Technology, Inc. (Taiwan)	9,000	6,891
InterDigital, Inc.	580	44,834
Lanner Electronics, Inc. (Taiwan)	5,000	7,491
Lumentum Holdings, Inc.*	1,265	72,168
Nokia OYJ (Finland)	93,901	575,777
O-Net Technologies Group Ltd. (China)*	17,000	8,971
Senao Networks, Inc. (Taiwan)	2,000	9,210
Sercomm Corp. (Taiwan)	14,000	36,330
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	11,674
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	89,357	642,488
Trigiant Group Ltd. (China)	138,000	20,494
Unizyx Holding Corp. (Taiwan)*	37,000	18,058
VTech Holdings Ltd. (Hong Kong)	7,400	117,223
Wistron NeWeb Corp. (Taiwan)	14,000	41,658
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	25,000	53,073
Zinwell Corp. (Taiwan)	25,000	25,586
ZTE Corp. (China) (Class H Stock)*	59,400	141,683

		5,472,505

Construction & Engineering — 0.3%
Acter Co. Ltd. (Taiwan)	2,000	10,682
Adhi Karya Persero Tbk PT (Indonesia)	67,000	10,802
Arabtec Holding PJSC (United Arab Emirates)*	144,072	111,955
Aveng Ltd. (South Africa)*	53,434	23,891
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	41,300
BES Engineering Corp. (Taiwan)	333,000	70,248
Boustead Singapore Ltd. (Singapore)	52,900	33,801
Bouygues SA (France)	5,459	229,989
Budimex SA (Poland)	295	18,946
CH Karnchang PCL (Thailand)	21,500	18,354
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,496,000	306,497
COMSYS Holdings Corp. (Japan)	4,000	82,589
Continental Holdings Corp. (Taiwan)	102,300	38,323
CTCI Corp. (Taiwan)	32,000	54,478
Duro Felguera SA (Spain)*(a)	14,063	9,951
EMCOR Group, Inc.	1,206	78,848
Ferrovial SA (Spain)	10,740	238,570
Galliford Try PLC (United Kingdom)	28,432	430,378
Grana y Montero SAA (Peru), ADR(a)	14,681	47,860
Group Five Ltd. (South Africa)	5,076	7,223

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Hazama Ando Corp. (Japan)	12,500	$78,891
IJM Corp. Bhd (Malaysia)	176,600	142,345
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Mexico)*	3,200	5,466
Iskandar Waterfront City Bhd (Malaysia)*	23,000	8,465
JGC Corp. (Japan)	7,500	122,170
Kajima Corp. (Japan)	29,000	245,097
Kandenko Co. Ltd. (Japan)	6,000	63,147
Kinden Corp. (Japan)	6,900	111,403
Kumagai Gumi Co. Ltd. (Japan)	20,000	64,403
Kung Sing Engineering Corp. (Taiwan)*	42,000	16,222
Kyowa Exeo Corp. (Japan)	5,100	85,991
Maeda Corp. (Japan)	14,000	154,491
Maeda Road Construction Co. Ltd. (Japan)	4,000	79,860
Mirait Holdings Corp. (Japan)	16,100	181,090
Murray & Roberts Holdings Ltd. (South Africa)	30,468	30,447
NCC AB (Sweden) (Class B Stock)	14,068	396,262
Nippo Corp. (Japan)	3,000	60,377
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	61,798
Nippon Road Co. Ltd. (The) (Japan)	7,000	36,911
Nishimatsu Construction Co. Ltd. (Japan)	108,000	573,548
Obayashi Corp. (Japan)	24,200	285,128
Orascom Construction Ltd. (United Arab Emirates)*	29,273	190,275
Pembangunan Perumahan Persero Tbk PT (Indonesia)	66,500	15,593
Penta-Ocean Construction Co. Ltd. (Japan)	17,600	100,304
PESTECH International Bhd (Malaysia)	11,500	4,341
Raito Kogyo Co. Ltd. (Japan)	5,300	56,135
Raubex Group Ltd. (South Africa)	7,049	12,956
Rich Development Co. Ltd. (Taiwan)	127,000	43,224
Run Long Construction Co. Ltd. (Taiwan)	8,000	12,943
Salfacorp SA (Chile)	52,775	59,626
Salini Impregilo SpA (Italy)	12,346	42,729
Shimizu Corp. (Japan)	19,000	201,887
SHO-BOND Holdings Co. Ltd. (Japan)	1,900	96,021
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	282,000	254,061
Sino-Thai Engineering & Construction PCL (Thailand)	30,500	24,915
Skanska AB (Sweden) (Class B Stock)	8,649	205,379
SNC-Lavalin Group, Inc. (Canada)	2,400	103,769
SOCAM Development Ltd. (Hong Kong)*	64,000	16,790
Strabag SE (Austria)	2,500	108,326
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	34,761
Taikisha Ltd. (Japan)	2,000	52,852
Taisei Corp. (Japan)	32,000	292,689
Tekfen Holding A/S (Turkey)	11,336	28,097
TOA ROAD Corp. (Japan)	10,000	41,912
Toda Corp. (Japan)	16,000	99,940
Totetsu Kogyo Co. Ltd. (Japan)	2,200	67,372
Trakcja SA (Poland)	2,950	12,033
TRC Construction PCL (Thailand)	162,400	5,976
TTCL PCL (Thailand)	11,400	6,175
UEM Edgenta Bhd (Malaysia)	14,400	8,851
Unique Engineering & Construction PCL (Thailand)	33,000	17,875
United Engineers Ltd. (Singapore)	98,000	195,036

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
United Integrated Services Co. Ltd. (Taiwan)	10,000	$23,067
Valmont Industries, Inc.	511	76,446
Vinci SA (France)	8,571	731,121
Waskita Karya Persero Tbk PT (Indonesia)	113,400	19,706
WCT Holdings Bhd (Malaysia)*(g)	48,468	23,259
Wijaya Karya Persero Tbk PT (Indonesia)	63,500	10,512
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	17,140
WSP Global, Inc. (Canada)	2,600	107,886
Yokogawa Bridge Holdings Corp. (Japan)	4,000	55,460

		8,145,637

Construction Materials — 0.1%
Adelaide Brighton Ltd. (Australia)	1,684	7,285
Afrimat Ltd. (South Africa)	2,398	5,129
Asia Cement Corp. (Taiwan)	310,000	265,820
Cahya Mata Sarawak Bhd (Malaysia)	27,000	25,294
Cementos Argos SA (Colombia)	16,183	62,874
Cementos Pacasmayo SAA (Peru)	22,803	52,679
Cemex Holdings Philippines, Inc. (Philippines), 144A*(g)	154,800	21,777
Cemex Latam Holdings SA (Colombia)*	9,758	37,399
CHC Resources Corp. (Taiwan)	4,000	7,271
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	545	2,345
CRH PLC (Ireland)	15,663	488,956
CSG Holding Co. Ltd. (China) (Class B Stock)*	42,000	28,693
CSR Ltd. (Australia)	149,423	485,624
Goldsun Building Materials Co. Ltd. (Taiwan)	304,000	91,014
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	16,564
Imerys SA (France)	1,254	109,154
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	45,700	63,156
Magnesita Refratarios SA (Brazil)	2,920	32,462
PPC Ltd. (South Africa)*	63,391	25,647
Qatar National Cement Co. QSC (Qatar)	2,111	37,902
RHI AG (Austria)	2,323	86,154
Semen Baturaja Persero Tbk PT (Indonesia)	27,000	6,463
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China) (Class B Stock)*	43,900	29,764
Siam Cement PCL (The) (Thailand)	13,350	197,193
Siam City Cement PCL (Thailand)	5,800	55,490
Sumitomo Osaka Cement Co. Ltd. (Japan)	26,000	123,650
Taiheiyo Cement Corp. (Japan)	41,000	149,938
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	7,533
Universal Cement Corp. (Taiwan)	66,542	54,928
Waskita Beton Precast Tbk PT (Indonesia)	268,700	9,693
West China Cement Ltd. (China)*	360,000	54,386

		2,642,237

Consumer Finance — 0.1%
AEON Credit Service M Bhd (Malaysia)	4,200	18,725
American Express Co.	9,794	825,047
Cembra Money Bank AG (Switzerland)*	6,058	574,133

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
China Financial Services Holdings Ltd. (China)	300,000	$28,067
Credit China Fintech Holdings Ltd. (China)*	300,000	41,487
Credit Saison Co. Ltd. (Japan)	9,700	189,935
Credito Real SAB de CV SOFOM ER (Mexico)	19,700	30,697
Discover Financial Services	7,088	440,803
FirstCash, Inc.	1,144	66,695
Flying Financial Service Holdings Ltd. (China)	95,000	12,049
Gentera SAB de CV (Mexico)	45,800	68,743
Green Dot Corp. (Class A Stock)*	953	36,719
International Personal Finance PLC (United Kingdom)	4,230	9,296
KRUK SA (Poland)	441	36,645
Krungthai Card PCL (Thailand)	9,300	32,853
LendingClub Corp.*	4,670	25,732
Muangthai Leasing PCL (Thailand) (Class F Stock)	20,100	19,822
Nelnet, Inc. (Class A Stock)	1,524	71,643
Samsung Card Co. Ltd. (South Korea)	2,442	83,437
Sun Hung Kai & Co. Ltd. (Hong Kong)	125,000	80,508
Synchrony Financial	13,136	391,716
Taiwan Acceptance Corp. (Taiwan)	8,000	28,534
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	12,083

		3,125,369

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	7,761	96,684
AMVIG Holdings Ltd. (Hong Kong)	58,000	17,841
AptarGroup, Inc.	1,229	106,751
Avery Dennison Corp.	659	58,236
Ball Corp.	3,322	140,222
Bemis Co., Inc.	1,303	60,264
CCL Industries, Inc. (Canada) (Class B Stock)	3,000	151,781
Cheng Loong Corp. (Taiwan)	150,000	70,745
CPMC Holdings Ltd. (China)	73,000	35,991
Fuji Seal International, Inc. (Japan)	2,000	55,292
Graphic Packaging Holding Co.	6,711	92,478
Greatview Aseptic Packaging Co. Ltd. (China)	106,000	66,117
Huajun Holdings Ltd. (Hong Kong)	236,000	16,308
Huhtamaki OYJ (Finland)	2,451	96,522
Jin Bao Bao Holdings Ltd. (China)	720,000	6,183
Klabin SA (Brazil), UTS	21,600	105,884
Mayr Melnhof Karton AG (Austria)	769	100,582
Mpact Ltd. (South Africa)	12,828	27,468
Nampak Ltd. (South Africa)*	47,226	68,545
Orora Ltd. (Australia)	29,178	64,121
Packaging Corp. of America	984	109,608
Polyplex Thailand PCL (Thailand)*	40,900	15,893
Rengo Co. Ltd. (Japan)	16,300	94,633
Sealed Air Corp.	1,059	47,401
Sheen Tai Holdings Group Co. Ltd. (Hong Kong)	146,000	9,345
Silgan Holdings, Inc.	1,176	37,373
Smurfit Kappa Group PLC (Ireland)	6,095	189,513

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	1,365	$70,188
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	23,000	45,885
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	13,866
Youyuan International Holdings Ltd. (China)*	100,000	28,827

		2,100,547

Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	6,400	145,896
China Animation Characters Co. Ltd. (Hong Kong)	32,000	13,112
China Best Group Holding Ltd. (Hong Kong)*	600,000	10,230
Chori Co. Ltd. (Japan)	1,200	22,410
D’ieteren SA/NV (Belgium)	6,902	322,520
Genuine Parts Co.	2,673	247,947
Inchcape PLC (United Kingdom)	64,280	631,866
Inter Cars SA (Poland)	399	33,269
Paltac Corp. (Japan)	2,000	67,400
Pool Corp.	553	65,016
Test Rite International Co. Ltd. (Taiwan)	37,000	28,819
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	101,000	84,733

		1,673,218

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	1,889	71,688
Advtech Ltd. (South Africa)	833	1,136
Benesse Holdings, Inc. (Japan)	1,900	71,828
China Distance Education Holdings Ltd. (China), ADR	1,200	10,703
China Maple Leaf Educational Systems Ltd. (China)	44,000	35,945
Curro Holdings Ltd. (South Africa)*	3,899	13,203
Estacio Participacoes SA (Brazil)	14,300	63,063
Fu Shou Yuan International Group Ltd. (China)	53,000	31,972
GAEC Educacao SA (Brazil)	2,600	12,902
Graham Holdings Co. (Class B Stock)	113	67,760
Grand Canyon Education, Inc.*	1,138	89,231
H&R Block, Inc.	357	11,035
Houghton Mifflin Harcourt Co.*	4,247	52,238
InvoCare Ltd. (Australia)	8,871	100,222
Kroton Educacional SA (Brazil)	59,816	267,943
Lung Yen Life Service Corp. (Taiwan)	12,000	25,364
Meiko Network Japan Co. Ltd. (Japan)	6,700	89,337
Navitas Ltd. (Australia)	9,258	34,505
New Oriental Education & Technology Group, Inc. (China), ADR*	6,300	444,087
Regis Corp.*	2,702	27,750
Ser Educacional SA (Brazil), 144A(g)	1,800	13,045
Service Corp. International	2,167	72,486
ServiceMaster Global Holdings, Inc.*	2,039	79,908
Studio Alice Co. Ltd. (Japan)	6,000	122,388
TAL Education Group (China), ADR(a)	2,200	269,082
Tarena International, Inc. (China), ADR	2,500	44,775
Virscend Education Co. Ltd. (China), 144A	28,000	20,365

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
Wisdom Education International Holdings Co. Ltd. (China)	34,000	$11,800

		2,155,761

Diversified Financial Services — 0.4%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	10,052
AMP Ltd. (Australia)	46,577	185,853
Asia Resources Holdings Ltd. (Hong Kong)*	1,090,000	16,893
Ayala Corp. (Philippines)	12,280	206,988
Banque Nationale de Belgique (Belgium)	29	96,710
Berkshire Hathaway, Inc. (Class B Stock)*	32,275	5,466,417
Cerved Information Solutions SpA (Italy)	6,464	69,354
China Assurance Finance Group Ltd. (China)*	44,000	4,901
China Development Bank Financial Leasing Co. Ltd. (China) (Class H Stock), 144A	98,000	22,872
China Merchants China Direct Investments Ltd. (China)	26,000	38,236
Corp. Financiera Alba SA (Spain)	2,472	149,537
Corp. Financiera Colombiana SA (Colombia), (BVC)	4,595	40,107
EXOR NV (Netherlands)	1,815	98,488
Far East Horizon Ltd. (China)	275,000	239,903
Financial Products Group Co. Ltd. (Japan)	11,100	106,041
First Pacific Co. Ltd. (Hong Kong)	182,000	134,218
Fubon Financial Holding Co. Ltd. (Taiwan)	769,000	1,223,721
Grupo de Inversiones Suramericana SA (Colombia)	36,637	475,111
GT Capital Holdings, Inc. (Philippines)	4,005	95,916
Gulf General Investment Co. (United Arab Emirates)*	1,472,911	148,350
Inversiones La Construccion SA (Chile)	3,039	37,540
Investor AB (Sweden) (Class A Stock)	4,199	197,956
Investor AB (Sweden) (Class B Stock)	16,299	786,370
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,949	232,942
Metro Pacific Investments Corp. (Philippines)	798,400	101,060
PSG Group Ltd. (South Africa)	1,837	33,694
Qatar Industrial Manufacturing Co. QSC (Qatar)	1,240	14,610
Remgro Ltd. (South Africa)	25,314	412,933
Salam International Investment Ltd. QSC (Qatar)	12,774	32,256
SHUAA Capital PSC (United Arab Emirates)*	351,786	102,910
Sofina SA (Belgium)	1,563	224,494
Zenkoku Hosho Co. Ltd. (Japan)	5,800	237,475

		11,243,908

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	89,357	3,371,440
Axtel SAB de CV (Mexico), UTS*	30,400	6,281
BCE, Inc. (Canada)	1,022	46,025
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	82,674
BT Group PLC (United Kingdom)	127,714	491,094
CenturyLink, Inc.(a)	11,781	281,330

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
China Communications Services Corp. Ltd. (China) (Class H Stock)	586,000	$337,552
China Telecom Corp. Ltd. (China) (Class H Stock)	3,348,000	1,589,842
China Unicom Hong Kong Ltd. (China)*	746,000	1,107,342
Chunghwa Telecom Co. Ltd. (Taiwan)	252,000	893,970
CITIC Telecom International Holdings Ltd. (China)	405,000	129,642
Consolidated Communications Holdings, Inc.(a)	1,789	38,410
Deutsche Telekom AG (Germany)	46,168	832,179
Elisa OYJ (Finland)	3,120	121,032
Empresa de Telecomunicaciones de Bogota (Colombia)*	55,263	11,062
HKT Trust & HKT Ltd. (Hong Kong)	77,000	100,990
Iliad SA (France)	426	100,676
Inmarsat PLC (United Kingdom)	9,989	100,182
Koninklijke KPN NV (Netherlands)	75,197	240,673
KT Corp. (South Korea)(g)	5,655	161,239
Link Net Tbk PT (Indonesia)	36,700	14,295
Magyar Telekom Telecommunications PLC (Hungary)	68,080	118,865
Netia SA (Poland)	34,721	38,664
Nippon Telegraph & Telephone Corp. (Japan)	28,000	1,321,715
O2 Czech Republic A/S (Czech Republic)	3,202	37,985
Ooredoo QSC (Qatar)	9,145	229,333
Orange Polska SA (Poland)*	112,377	155,610
Orange SA (France)	58,214	926,473
Proximus SADP (Belgium)	3,027	105,943
Rostelecom PJSC (Russia)	95,890	116,107
Singapore Telecommunications Ltd. (Singapore)	111,200	314,038
Spark New Zealand Ltd. (New Zealand)	39,808	110,302
Swisscom AG (Switzerland)	308	148,856
TDC A/S (Denmark)	36,563	212,628
Telecom Italia SpA (Italy), (AQXE)*	349,168	323,041
Telecom Italia SpA (Italy), (SGMX)	188,776	139,699
Telefonica Brasil SA (Brazil), ADR	30,200	407,398
Telefonica Deutschland Holding AG (Germany)	23,507	117,559
Telefonica SA (Spain)	58,054	600,954
Telekom Malaysia Bhd (Malaysia)	90,800	140,662
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,307,700	444,084
Telenor ASA (Norway)	7,414	123,000
Telesites SAB de CV (Mexico)*	18,300	13,451
Telia Co. AB (Sweden)	79,659	367,116
Telkom SA SOC Ltd. (South Africa)	22,224	104,541
Telstra Corp. Ltd. (Australia)	38,423	126,954
TELUS Corp. (Canada)	7,200	248,544
Thaicom PCL (Thailand)	57,600	27,299
TIME dotCom Bhd (Malaysia)	15,800	35,700
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	23,039
Turk Telekomunikasyon A/S (Turkey)*	18,651	33,065
Verizon Communications, Inc.	25,778	1,151,245

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Vocus Group Ltd. (Australia)	22,500	$58,263

		18,380,063

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	128,307
Alliant Energy Corp.	4,580	183,979
Alupar Investimento SA (Brazil), UTS	1,743	9,407
American Electric Power Co., Inc.	6,940	482,122
Avangrid, Inc.	2,086	92,097
Celsia SA ESP (Colombia)	21,731	32,623
Centrais Eletricas Brasileiras SA (Brazil)*	14,000	52,739
CEZ A/S (Czech Republic)	21,214	369,247
Chubu Electric Power Co., Inc. (Japan)	21,300	283,261
Chugoku Electric Power Co., Inc. (The) (Japan)	17,000	187,704
Cia Paranaense de Energia (Brazil)	1,900	10,903
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	134,404
CLP Holdings Ltd. (Hong Kong)	25,500	269,646
Contact Energy Ltd. (New Zealand)	23,808	90,895
CPFL Energia SA (Brazil)	11,453	91,613
DONG Energy A/S (Denmark), 144A	5,218	235,520
Duke Energy Corp.	11,976	1,001,074
Edison International	4,576	357,797
EDP – Energias de Portugal SA (Portugal)	72,020	235,594
EDP – Energias do Brasil SA (Brazil)	11,000	46,883
El Paso Electric Co.	2,026	104,744
Elia System Operator SA/NV (Belgium)	1,357	76,796
Emera, Inc. (Canada)	5,900	219,339
Endesa SA (Spain)	4,894	112,898
Enea SA (Poland)*	48,454	174,601
Enel Chile SA (Chile)	1,639,768	180,126
Enel SpA (Italy)	143,523	769,787
Energa SA (Poland)	34,646	97,903
Engie Energia Chile SA (Chile)	44,575	81,250
Entergy Corp.	3,716	285,277
Equatorial Energia SA (Brazil)	3,900	64,041
Eversource Energy	3,610	219,163
EVN AG (Austria)	5,896	88,132
Exelon Corp.	20,053	723,312
Federal Grid Co. Unified Energy System PJSC (Russia)	53,200,000	154,797
First Philippine Holdings Corp. (Philippines)	36,340	50,408
FirstEnergy Corp.	10,988	320,410
Fortis, Inc. (Canada)	6,500	228,462
Fortum OYJ (Finland)	12,092	189,768
Great Plains Energy, Inc.	3,922	114,836
Hawaiian Electric Industries, Inc.	3,663	118,608
Hokkaido Electric Power Co., Inc. (Japan)	10,100	77,066
Hokuriku Electric Power Co. (Japan)	8,200	74,024
Iberdrola SA (Spain)	148,650	1,177,968
IDACORP, Inc.	2,371	202,365
Infratil Ltd. (New Zealand)	57,325	124,957
Inter RAO UES PJSC (Russia)	2,655,000	172,580
Kansai Electric Power Co., Inc. (The) (Japan)	23,400	322,673
Korea District Heating Corp. (South Korea)	1,333	91,082
Korea Electric Power Corp. (South Korea)	16,673	594,554
Kyushu Electric Power Co., Inc. (Japan)	14,300	173,798
Light SA (Brazil)*	2,600	17,619

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Manila Electric Co. (Philippines)	10,310	$53,278
Mosenergo PJSC (Russia)	1,438,000	54,523
NextEra Energy, Inc.	5,146	721,109
OGE Energy Corp.	3,907	135,925
Okinawa Electric Power Co., Inc. (The) (Japan)	9,817	224,567
PG&E Corp.	6,470	429,414
PGE Polska Grupa Energetyczna SA (Poland)	123,336	402,970
Pinnacle West Capital Corp.	2,726	232,146
PNM Resources, Inc.	2,649	101,324
Portland General Electric Co.	3,100	141,639
Power Assets Holdings Ltd. (Hong Kong)	21,500	189,780
PPL Corp.	8,131	314,344
Red Electrica Corp. SA (Spain)	7,975	166,841
Rosseti PJSC (Russia)	8,284,000	112,120
RusHydro PJSC (Russia)	16,268,000	219,781
Shikoku Electric Power Co., Inc. (Japan)	8,400	99,155
Southern Co. (The)	11,575	554,211
SSE PLC (United Kingdom)	14,002	264,937
Tauron Polska Energia SA (Poland)*	235,728	227,746
Tenaga Nasional Bhd (Malaysia)	233,900	770,599
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	69,896
Tohoku Electric Power Co., Inc. (Japan)	12,800	177,397
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	60,300	248,940
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	8,600	57,707
Trustpower Ltd. (New Zealand)	18,672	74,287
Verbund AG (Austria)	6,139	117,094
Westar Energy, Inc.	1,676	88,862
Xcel Energy, Inc.	6,514	298,862

		18,248,613

Electrical Equipment — 0.1%
Advanced Lithium Electrochemistry Cayman
Co. Ltd. (Taiwan)*	5,000	3,510
AMETEK, Inc.	2,440	147,791
Babcock & Wilcox Enterprises, Inc.*	3,799	44,676
Boer Power Holdings Ltd. (China)*	49,000	15,814
Chicony Power Technology Co. Ltd. (Taiwan)	10,060	20,889
China Electric Manufacturing Corp. (Taiwan)*	66,000	17,289
China Oil Gangran Energy Group Holdings Ltd. (Hong Kong)*	400,000	6,563
Chiyoda Integre Co. Ltd. (Japan)	1,300	25,812
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	26,063
Emerson Electric Co.	5,568	331,964
Endo Lighting Corp. (Japan)	2,700	27,535
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	17,300	13,587
FSP Technology, Inc. (Taiwan)	22,400	17,408
Futaba Corp. (Japan)	4,600	80,836
Gunkul Engineering PCL (Thailand)	136,266	16,366
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)*	69,800	71,520
Jiangnan Group Ltd. (China)	300,000	26,128

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	$15,976
Legrand SA (France)	3,841	268,415
Longwell Co. (Taiwan)	11,000	15,401
Melrose Industries PLC (United Kingdom)	56,083	177,179
Nidec Corp. (Japan)	3,400	349,316
Nissin Electric Co. Ltd. (Japan)	4,800	51,006
Nitto Kogyo Corp. (Japan)	3,300	52,210
OSRAM Licht AG (Germany)	2,028	161,879
Philips Lighting NV (Netherlands), 144A	7,342	271,195
PIE Industrial Bhd (Malaysia)	19,200	10,422
Prysmian SpA (Italy)	4,092	120,688
Sino-American Electronic Co. Ltd. (Taiwan)	1,080	2,167
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	24,400	148,393
Tech Pro Technology Development Ltd. (Hong Kong)*	731,600	10,028
Teco Electric and Machinery Co. Ltd. (Taiwan)	173,000	166,214
Thermon Group Holdings, Inc.*	2,956	56,667
TKH Group NV (Netherlands), CVA	2,889	160,367
Ushio, Inc. (Japan)	8,200	103,499
Voltronic Power Technology Corp. (Taiwan)	2,102	34,597
Walsin Lihwa Corp. (Taiwan)	422,000	186,015
Well Shin Technology Co. Ltd. (Taiwan)	7,000	12,266
Welling Holding Ltd. (China)	130,000	29,656
Zippy Technology Corp. (Taiwan)	5,000	5,927

		3,303,234

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	29,000	362,244
Alviva Holdings Ltd. (South Africa)	6,844	10,125
Amano Corp. (Japan)	4,800	100,183
Amphenol Corp. (Class A Stock)	2,397	176,947
Anritsu Corp. (Japan)	8,800	79,511
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	7,000	6,661
Asia Optical Co., Inc. (Taiwan)	25,000	44,591
AVY Precision Technology, Inc. (Taiwan)	6,000	10,450
Azbil Corp. (Japan)	3,200	121,823
Barco NV (Belgium)	1,431	146,903
Benchmark Electronics, Inc.*	3,090	99,807
Canon Electronics, Inc. (Japan)	2,800	57,370
CDW Corp.	2,791	174,521
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	15,505
Channel Well Technology Co. Ltd. (Taiwan)	10,000	9,487
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	51,000	70,036
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	345,000	265,900
Chin-Poon Industrial Co. Ltd. (Taiwan)	32,000	65,238
Chroma ATE, Inc. (Taiwan)	16,000	51,543
Citizen Watch Co. Ltd. (Japan)	21,600	151,985
Compeq Manufacturing Co. Ltd. (Taiwan)	122,000	99,317
Coretronic Corp. (Taiwan)	58,000	79,369
Coxon Precise Industrial Co. Ltd. (Taiwan)	27,000	26,056
CyberPower Systems, Inc. (Taiwan)	5,000	15,929
Daiwabo Holdings Co. Ltd. (Japan)	31,000	108,033
DataTec Ltd. (South Africa)	12,207	56,194

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Delta Electronics Thailand PCL (Thailand)	24,100	$61,545
Dexerials Corp. (Japan)	2,600	25,469
Dolby Laboratories, Inc. (Class A Stock)	1,578	77,259
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	11,162
Dynapack International Technology Corp. (Taiwan)	11,000	14,213
E Ink Holdings, Inc. (Taiwan)	100,000	93,038
Edom Technology Co. Ltd. (Taiwan)	16,000	8,782
Electrocomponents PLC (United Kingdom)	92,299	694,262
Elite Material Co. Ltd. (Taiwan)	17,000	82,385
Everspring Industry Co. Ltd. (Taiwan)	15,000	7,000
FLIR Systems, Inc.	2,325	80,585
Flytech Technology Co. Ltd. (Taiwan)	6,000	19,568
GeoVision, Inc. (Taiwan)	4,110	5,412
Halma PLC (United Kingdom)	2,611	37,417
Hamamatsu Photonics KK (Japan)	2,800	86,288
Hana Microelectronics PCL (Thailand)	47,500	70,264
Hannstar Board Corp. (Taiwan)	47,000	25,253
HannStar Display Corp. (Taiwan)*	435,000	130,459
HannsTouch Solution, Inc. (Taiwan)*	61,000	20,160
Hexagon AB (Sweden) (Class B Stock)	5,094	242,014
Hirose Electric Co. Ltd. (Japan)	1,035	148,113
Hollysys Automation Technologies Ltd. (China)	5,500	91,355
Holy Stone Enterprise Co. Ltd. (Taiwan)	27,000	37,038
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,518,297	5,836,320
Hosiden Corp. (Japan)	4,800	55,175
II-VI, Inc.*	1,917	65,753
Inari Amertron Bhd (Malaysia)	28,200	13,860
Inficon Holding AG (Switzerland)*	488	241,169
Ingenico Group SA (France)	1,511	137,029
Isra Vision AG (Germany)	202	34,357
ITEQ Corp. (Taiwan)	15,000	21,795
Itron, Inc.*	1,070	72,493
Japan Aviation Electronics Industry Ltd. (Japan)	11,000	152,638
Jay Mart PCL (Thailand)	31,220	11,488
Jenoptik AG (Germany)	16,957	445,777
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	82,810
Kaga Electronics Co. Ltd. (Japan)	6,200	127,273
Kapsch TrafficCom AG (Austria)	1,779	95,143
KCE Electronics PCL (Thailand)	14,500	46,313
Keyence Corp. (Japan)	900	396,205
Keysight Technologies, Inc.*	2,638	102,697
Kingboard Chemical Holdings Ltd. (Hong Kong)	129,500	515,507
Kingboard Laminates Holdings Ltd. (Hong Kong)	65,500	78,985
Kyocera Corp. (Japan)	11,700	680,013
Lelon Electronics Corp. (Taiwan)	5,250	6,898
LG Display Co. Ltd. (South Korea)	13,509	436,909
Lotes Co. Ltd. (Taiwan)	5,000	21,773
LuxNet Corp. (Taiwan)*	3,000	2,976
Macnica Fuji Electronics Holdings, Inc. (Japan)	6,100	89,371
Marketech International Corp. (Taiwan)	8,000	10,538

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Maruwa Co. Ltd. (Japan)	5,200	$215,209
Mycronic AB (Sweden)	1,002	9,132
National Instruments Corp.	2,186	87,921
Nippon Chemi-Con Corp. (Japan)	9,000	32,664
Nippon Electric Glass Co. Ltd. (Japan)	4,800	175,092
Nissha Printing Co. Ltd. (Japan)	1,300	36,147
Omron Corp. (Japan)	4,500	195,882
Osaki Electric Co. Ltd. (Japan)	1,000	7,487
OSI Systems, Inc.*	506	38,026
Plexus Corp.*	1,254	65,923
Polytronics Technology Corp. (Taiwan)	4,000	8,271
Posiflex Technology, Inc. (Taiwan)	3,049	16,537
Promate Electronic Co. Ltd. (Taiwan)	17,000	17,322
Ryosan Co. Ltd. (Japan)	5,700	208,446
Ryoyo Electro Corp. (Japan)	200	3,196
Samart Corp. PCL (Thailand)	38,100	16,263
Samsung SDI Co. Ltd. (South Korea)	2,638	396,026
Sanshin Electronics Co. Ltd. (Japan)	6,100	78,596
Scientech Corp. (Taiwan)	7,000	14,538
Shimadzu Corp. (Japan)	7,000	133,386
Simplo Technology Co. Ltd. (Taiwan)	25,000	85,081
Sinbon Electronics Co. Ltd. (Taiwan)	12,390	29,246
Sirtec International Co. Ltd. (Taiwan)	16,000	26,397
Spectris PLC (United Kingdom)	2,488	81,797
Stars Microelectronics Thailand PCL (Thailand)*	40,600	6,036
Supreme Electronics Co. Ltd. (Taiwan)	20,000	21,927
SVI PCL (Thailand)	141,400	25,175
SYNNEX Corp.	621	74,495
Synnex Technology International Corp. (Taiwan)	141,750	158,798
Taiflex Scientific Co. Ltd. (Taiwan)	22,340	28,540
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	9,647
Taiwan PCB Techvest Co. Ltd. (Taiwan)	49,000	50,430
Taiyo Yuden Co. Ltd. (Japan)	13,400	211,712
Test Research, Inc. (Taiwan)	16,000	19,846
Thinking Electronic Industrial Co. Ltd. (Taiwan)	8,000	22,145
Tong Hsing Electronic Industries Ltd. (Taiwan)	8,000	33,239
Topoint Technology Co. Ltd. (Taiwan)	21,000	17,081
Toyo Corp. (Japan)	2,800	27,017
Tripod Technology Corp. (Taiwan)	47,000	149,707
TXC Corp. (Taiwan)	25,000	37,053
Unitech Printed Circuit Board Corp. (Taiwan)	99,000	34,631
Venture Corp. Ltd. (Singapore)	86,800	759,778
Vivotek, Inc. (Taiwan)	4,070	11,613
VS Industry Bhd (Malaysia)	50,900	24,531
Wah Lee Industrial Corp. (Taiwan)	27,000	45,093
WPG Holdings Ltd. (Taiwan)	141,000	188,098
WT Microelectronics Co. Ltd. (Taiwan)	46,484	68,812
Yageo Corp. (Taiwan)	42,643	148,551
Zenitron Corp. (Taiwan)	50,000	31,476

		18,440,050

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)*	90,000	8,410
Dialog Group Bhd (Malaysia)	123,300	55,141

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Modec, Inc. (Japan)	2,300	$51,259
Mullen Group Ltd. (Canada)	2,100	25,910
Schlumberger Ltd.	9,345	615,275
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	656	42,978
SEACOR Holdings, Inc.*(a)	1,164	39,925
SEACOR Marine Holdings, Inc.*(a)	1,169	23,801
ShawCor Ltd. (Canada)	2,200	44,923
Subsea 7 SA (United Kingdom)	45,433	612,593
Tecnicas Reunidas SA (Spain)	1,470	56,962
Tenaris SA (Luxembourg)	7,469	116,619
TMK PJSC (Russia), GDR	5,391	28,484
Yinson Holdings Bhd (Malaysia)	62,000	52,853

		1,775,133

Equity Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	64,702	1,798,716
Advance Residence Investment Corp. (Japan)	33	81,985
Aedifica SA (Belgium)	482	42,037
AEON REIT Investment Corp. (Japan)	946	1,042,533
Alexandria Real Estate Equities, Inc.	18,499	2,228,575
Allied Properties Real Estate Investment Trust (Canada)	22,821	684,911
American Assets Trust, Inc.	1,472	57,982
American Campus Communities, Inc.	2,415	114,230
American Homes 4 Rent (Class A Stock)	3,174	71,637
American Tower Corp.	9,734	1,288,003
Apple Hospitality REIT, Inc.	3,487	65,242
Arrowhead Properties Ltd. (South Africa)	42,599	28,501
Artis Real Estate Investment Trust (Canada)	8,900	89,906
Ascendas Real Estate Investment Trust (Singapore)	580,200	1,099,336
Asesor de Activos Prisma SAPI de CV (Mexico)*	31,500	21,175
AvalonBay Communities, Inc.	22,284	4,282,317
Axis Real Estate Investment Trust (Malaysia)	41,300	15,780
Befimmo SA (Belgium)	1,797	106,837
Beni Stabili SpA SIIQ (Italy)	86,309	62,381
Big Yellow Group PLC (United Kingdom)	95,318	982,703
Boardwalk Real Estate Investment Trust (Canada)(a)	1,200	44,001
Boston Properties, Inc.	29,802	3,666,242
Brixmor Property Group, Inc.	126,755	2,266,379
Camden Property Trust	1,412	120,740
Canadian Apartment Properties REIT (Canada)	3,000	77,660
Canadian Real Estate Investment Trust (Canada)	31,237	1,104,905
CapitaLand Commercial Trust (Singapore)	116,000	139,805
Capitaland Malaysia Mall Trust (Malaysia)	74,900	26,703
CapitaLand Mall Trust (Singapore)	97,100	139,254
Care Capital Properties, Inc.	2,368	63,226
Champion REIT (Hong Kong)	385,000	245,065
Charter Hall Group (Australia)	162,856	688,011
Charter Hall Retail REIT (Australia)	38,874	121,530
Chesapeake Lodging Trust	64,528	1,579,000
Cofinimmo SA (Belgium)	598	73,527

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Colony Starwood Homes	1,538	$52,769
Columbia Property Trust, Inc.	78,776	1,763,006
Cominar Real Estate Investment Trust (Canada)	5,800	56,846
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	99,300
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	28,200	21,552
Concentradora Hipotecaria SAPI de CV (Mexico)	23,100	28,880
CoreCivic, Inc.	2,686	74,080
Corporate Office Properties Trust	1,385	48,517
CP Tower Growth Leasehold Property Fund (Thailand), UTS	70,700	25,176
CPN Retail Growth Leasehold Property
Fund (Thailand), UTS	55,600	29,785
Crown Castle International Corp.	1,546	154,878
CyrusOne, Inc.	44,913	2,503,900
Daiwa Office Investment Corp. (Japan)	11	55,496
DDR Corp.	200,089	1,814,807
Delta Property Fund Ltd. (South Africa)	2,645	1,481
Dexus (Australia)	21,678	157,828
Digital Realty Trust, Inc.	694	78,387
Dream Office Real Estate Investment Trust (Canada)	3,200	48,242
DuPont Fabros Technology, Inc.	1,135	69,417
EastGroup Properties, Inc.	12,593	1,055,293
Emira Property Fund Ltd. (South Africa)	8,190	8,679
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	67,057	56,030
EPR Properties	1,088	78,195
Equinix, Inc.	167	71,670
Equity Commonwealth*	2,118	66,929
Equity LifeStyle Properties, Inc.	1,228	106,026
Equity Residential(a)	61,715	4,062,698
Essex Property Trust, Inc.	665	171,085
Eurocommercial Properties NV (Netherlands), CVA	3,611	144,241
Extra Space Storage, Inc.	993	77,454
Federal Realty Investment Trust	18,396	2,325,071
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	33,300	22,624
Fibra Uno Administracion SA de CV (Mexico)	178,100	336,990
Fonciere des Regions (France)	20,471	1,898,868
Forest City Realty Trust, Inc. (Class A Stock)	587	14,188
Fortune Real Estate Investment Trust (Hong Kong)	141,000	175,008
Four Corners Property Trust, Inc.	1,296	32,543
Frontier Real Estate Investment Corp. (Japan)	12	49,463
Gecina SA (France)	1,169	183,485
GEO Group, Inc. (The)	2,427	71,766
GGP, Inc.	3,977	93,698
Global Net Lease, Inc.	1,900	42,256
Global One Real Estate Investment Corp. (Japan)	22	75,464

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Golden Ventures Leasehold Real Estate
Investment Trust (Thailand)	77,400	$30,987
Government Properties Income Trust	4,908	89,865
GPT Group (The) (Australia)	574,799	2,114,121
Great Portland Estates PLC (United Kingdom)	55,249	430,098
Green REIT plc (Ireland), REIT	994,337	1,616,073
Growthpoint Properties Ltd. (South Africa)	119,552	223,647
H&R Real Estate Investment Trust (Canada), UTS	4,400	74,713
Hammerson PLC (United Kingdom)	178,299	1,334,022
Hankyu Reit, Inc. (Japan)	238	293,666
Hansteen Holdings PLC (United Kingdom)	89,974	145,942
HCP, Inc.	81,443	2,602,919
Healthcare Realty Trust, Inc.	3,670	125,331
Heiwa Real Estate REIT, Inc. (Japan)	90	69,980
Hudson Pacific Properties, Inc.	54,158	1,851,662
Hyprop Investments Ltd. (South Africa)	11,014	98,277
ICADE (France)	1,503	126,089
Ichigo Office REIT Investment (Japan)	119	74,008
IGB Real Estate Investment Trust (Malaysia)	97,000	39,766
IMPACT Growth Real Estate Investment Trust (Thailand)	117,100	47,916
Industrial & Infrastructure Fund Investment Corp. (Japan)	122	553,327
Investa Office Fund (Australia)	164,958	556,199
Iron Mountain, Inc.	876	30,099
Japan Excellent, Inc. (Japan)	90	100,084
Japan Hotel REIT Investment Corp. (Japan)	94	66,565
Japan Logistics Fund, Inc. (Japan)	38	78,904
Japan Prime Realty Investment Corp. (Japan)	19	65,818
Japan Real Estate Investment Corp. (Japan)	18	89,476
Japan Rental Housing Investments, Inc. (Japan)	205	151,328
Japan Retail Fund Investment Corp. (Japan)	69	127,331
Kenedix Office Investment Corp. (Japan)	118	629,208
Kenedix Residential Investment Corp. (Japan)	76	189,299
Kenedix Retail REIT Corp. (Japan)	492	1,038,660
Kilroy Realty Corp.	1,073	80,636
KLCCP Stapled Group (Malaysia)	30,200	56,206
Klepierre (France)	68,754	2,817,942
LaSalle Logiport REIT (Japan)	299	301,249
Liberty Property Trust	1,988	80,931
Life Storage, Inc.	23,047	1,707,783
Link REIT (Hong Kong)	305,500	2,323,951
LondonMetric Property PLC (United Kingdom)	103,155	224,878
Macerich Co. (The)	1,621	94,115
Mack-Cali Realty Corp.	2,174	59,002
Macquarie Mexico Real Estate Management SA de CV (Mexico)	63,100	74,265
Mapletree Commercial Trust (Singapore), REIT	219,800	254,709

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mapletree Greater China Commercial Trust (Singapore), REIT	890,146	$698,087
MCUBS MidCity Investment Corp. (Japan)	28	83,804
Merlin Properties Socimi SA (Spain)	157,358	1,990,684
Mid-America Apartment Communities, Inc.	39,312	4,142,698
Mirvac Group (Australia)	1,214,841	1,986,555
Mori Hills REIT Investment Corp. (Japan)	60	73,766
Mori Trust Sogo Reit, Inc. (Japan)	36	58,122
National Retail Properties, Inc.	2,242	87,662
Nippon Accommodations Fund, Inc. (Japan)	14	58,503
Nippon Building Fund, Inc. (Japan)	107	545,953
Nomura Real Estate Master Fund, Inc. (Japan)	1,340	1,831,340
Octodec Investments Ltd. (South Africa)	15,967	28,110
Omega Healthcare Investors, Inc.(a)	3,109	102,659
Orix JREIT, Inc. (Japan)	1,953	2,881,682
Outfront Media, Inc.	2,049	47,373
Paramount Group, Inc.	4,684	74,944
Pavilion Real Estate Investment Trust (Malaysia)	57,000	23,374
Pebblebrook Hotel Trust	29,752	959,204
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	108,604
PLA Administradora Industrial S de RL de CV (Mexico)	42,300	77,870
Potlatch Corp.	1,643	75,085
Premier Investment Corp. (Japan)	62	60,524
Prologis Property Mexico SA de CV (Mexico)	27,000	51,073
Prologis, Inc.	24,279	1,423,720
Public Storage	11,899	2,481,299
Quality Care Properties, Inc.*	3,283	60,112
Rayonier, Inc.	1,771	50,952
Realty Income Corp.	2,953	162,947
Rebosis Property Fund Ltd. (South Africa)	6,586	5,764
Redefine Properties Ltd. (South Africa)	254,994	205,070
Regal Real Estate Investment Trust (Hong Kong)	53,000	15,611
Reit 1 Ltd. (Israel)	39,729	148,561
Resilient REIT Ltd. (South Africa)	12,754	118,770
Retail Properties of America, Inc. (Class A Stock)	5,295	64,652
Rexford Industrial Realty, Inc.	4,484	123,041
RioCan Real Estate Investment Trust (Canada)	59,339	1,101,395
RLJ Lodging Trust	93,131	1,850,513
SA Corporate Real Estate Ltd. (South Africa)	85,803	36,087
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	29,057
Sabra Health Care REIT, Inc.(a)	2,722	65,600
Safestore Holdings PLC (United Kingdom)	51,565	282,423
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	18,891
Scentre Group (Australia)	692,643	2,153,490
Schroder Real Estate Investment Trust Ltd. (Guernsey)	22,832	19,032
Sekisui House Residential Investment Corp. (Japan)	38	39,995

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Select Income REIT	3,406	$81,846
Senior Housing Properties Trust	4,575	93,513
Seritage Growth Properties(a)	776	32,553
Shin Kong No.1 REIT (Taiwan)	222,000	102,828
Simon Property Group, Inc.	35,687	5,772,729
SL Green Realty Corp.	983	104,001
Smart Real Estate Investment Trust (Canada)	2,300	56,968
Standard Life Investment Property Income Trust Ltd. (United Kingdom)	17,191	19,965
Stockland (Australia)	45,731	153,789
Suntec Real Estate Investment Trust (Singapore)	156,900	212,938
Sunway Real Estate Investment Trust (Malaysia)	100,100	41,511
Tanger Factory Outlet Centers, Inc.	2,601	67,574
Taubman Centers, Inc.	25,891	1,541,809
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	37,701
TICON Property Fund (Thailand), UTS	144,300	42,471
Tokyu REIT, Inc. (Japan)	63	76,535
Tritax Big Box REIT PLC (United Kingdom)	718,985	1,368,875
UDR, Inc.	2,771	107,986
Unibail-Rodamco SE (France)	1,800	453,559
UNITE Group PLC (The) (United Kingdom)	159,324	1,346,726
United Urban Investment Corp. (Japan)	57	81,320
Urban Edge Properties	3,173	75,295
Vastned Retail NV (Netherlands)	2,513	105,113
Ventas, Inc.	3,655	253,949
VEREIT, Inc.	16,376	133,301
Vicinity Centres (Australia)	438,446	865,146
Vornado Realty Trust	37,221	3,495,052
Vukile Property Fund Ltd. (South Africa)	32,408	45,316
Warehouses De Pauw CVA (Belgium)	944	99,204
Washington Prime Group, Inc.	5,578	46,688
Washington Real Estate Investment Trust(a)	1,821	58,090
Welltower, Inc.	52,070	3,897,439
Wereldhave NV (Netherlands)	1,989	97,436
Westfield Corp. (Australia)	38,590	238,012
WP Carey, Inc.	1,257	82,975
Xenia Hotels & Resorts, Inc.	4,203	81,412
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	204,331

		114,046,567

Food & Staples Retailing — 0.5%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	5,500	1,755
Aeon Co. Ltd. (Japan)	17,800	270,731
Ain Holdings, Inc. (Japan)	700	50,659
Al Meera Consumer Goods Co. QSC (Qatar)	447	16,633
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,600	412,227
Andersons, Inc. (The)	1,198	40,912
Arcs Co. Ltd. (Japan)	2,200	47,641
Axfood AB (Netherlands)	4,293	71,682
Bid Corp. Ltd. (South Africa)	7,273	166,139
Big C Supercenter PCL (Thailand)	2,400	15,755

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
BIM Birlesik Magazalar A/S (Turkey)	2,919	$54,120
Carrefour SA (France)	11,053	279,442
Casey’s General Stores, Inc.(a)	735	78,726
Cawachi Ltd. (Japan)	11,200	271,217
Cencosud SA (Chile)	87,559	233,069
Clicks Group Ltd. (South Africa)	3,666	39,181
cocokara fine, Inc. (Japan)	1,200	59,363
Colruyt SA (Belgium)	1,737	91,486
Cosco Capital, Inc. (Philippines)	343,700	53,777
Cosmos Pharmaceutical Corp. (Japan)	100	19,482
Costco Wholesale Corp.	3,846	615,091
CP ALL PCL (Thailand)	114,000	210,583
CVS Health Corp.	24,720	1,988,971
Distribuidora Internacional de Alimentacion SA (Spain)	12,717	79,359
DIXY Group PJSC (Russia)*	2,050	7,504
E-MART, Inc. (South Korea)	969	198,533
Emperia Holding SA (Poland)*	67	1,537
Empire Co. Ltd. (Canada) (Class A Stock)	8,800	150,105
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,446	82,806
George Weston Ltd. (Canada)	1,500	135,784
Grupo Comercial Chedraui SA de CV (Mexico)	7,500	15,373
Heiwado Co. Ltd. (Japan)	2,600	55,702
ICA Gruppen AB (Sweden)	2,765	103,002
InRetail Peru Corp. (Peru), 144A	2,790	48,825
J Sainsbury PLC (United Kingdom)	73,557	241,273
Jeronimo Martins SGPS SA (Portugal)	2,459	48,009
Kato Sangyo Co. Ltd. (Japan)	1,600	43,029
Kesko OYJ (Finland) (Class B Stock)	1,870	95,123
Koninklijke Ahold Delhaize NV (Netherlands)	23,764	453,590
Kroger Co. (The)	17,626	411,038
Lawson, Inc. (Japan)	400	27,993
Lenta Ltd. (Russia), GDR*	17,934	104,197
Loblaw Cos. Ltd. (Canada)	3,095	172,173
Magnit PJSC (Russia), GDR	12,190	408,365
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,700	96,839
Metcash Ltd. (Australia)*	77,899	143,704
Metro, Inc. (Canada)	5,000	164,559
Ministop Co. Ltd. (Japan)	5,500	115,247
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	40,244
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	26,337
Pick’n Pay Stores Ltd. (South Africa)	7,363	33,190
President Chain Store Corp. (Taiwan)	18,000	161,734
Puregold Price Club, Inc. (Philippines)	52,500	46,357
Raia Drogasil SA (Brazil)	2,600	55,329
Rite Aid Corp.*	10,350	30,533
Robinsons Retail Holdings, Inc. (Philippines)	33,400	57,529
Seven & i Holdings Co. Ltd. (Japan)	16,900	697,369
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)*	12,900	19,518
Shoprite Holdings Ltd. (South Africa)	10,473	159,697
Shufersal Ltd. (Israel)	49,306	258,487
Sligro Food Group NV (Netherlands)	2,702	118,609
SPAR Group Ltd. (The) (South Africa)	4,258	50,175
Springland International Holdings Ltd. (China)	258,000	50,904
Sprouts Farmers Market, Inc.*(a)	2,006	45,476

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Sugi Holdings Co. Ltd. (Japan)	900	$48,227
Sun Art Retail Group Ltd. (Hong Kong)	138,000	109,849
Sundrug Co. Ltd. (Japan)	1,300	48,493
Sysco Corp.	5,593	281,496
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	6,725
Taiwan TEA Corp. (Taiwan)	165,000	89,196
Tesco PLC (United Kingdom)*	164,080	361,245
Tsuruha Holdings, Inc. (Japan)	800	85,011
United Natural Foods, Inc.*	1,404	51,527
US Foods Holding Corp.*	3,756	102,238
Valor Holdings Co. Ltd. (Japan)	3,400	77,280
Walgreens Boots Alliance, Inc.	14,074	1,102,135
Wal-Mart de Mexico SAB de CV (Mexico)	116,400	269,887
Wal-Mart Stores, Inc.	28,507	2,157,410
Wesfarmers Ltd. (Australia)	16,463	507,636
Whole Foods Market, Inc.	4,705	198,128
WM Morrison Supermarkets PLC (United Kingdom)	76,929	241,623
Woolworths Ltd. (Australia)	13,239	259,868
X5 Retail Group NV (Russia), GDR*	6,112	211,798
Yokohama Reito Co. Ltd. (Japan)	6,600	62,292

		16,615,863

Food Products — 0.7%
AAK AB (Sweden)	1,305	95,331
AGV Products Corp. (Taiwan)*	65,185	16,218
Ajinomoto Co., Inc. (Japan)	11,300	244,353
Alicorp SAA (Peru)	33,684	84,456
Archer-Daniels-Midland Co.	13,728	568,065
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,790	183,301
Astral Foods Ltd. (South Africa)	1,076	12,170
Austevoll Seafood ASA (Norway)	11,996	101,950
AVI Ltd. (South Africa)	4,700	34,133
B&G Foods, Inc.(a)	1,121	39,908
Barry Callebaut AG (Switzerland)*	57	78,462
BrasilAgro – Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	10,741
BRF SA (Brazil)	19,100	225,540
Bumitama Agri Ltd. (Indonesia)	71,000	38,680
Bunge Ltd.	4,015	299,519
Calbee, Inc. (Japan)	1,800	70,799
Cal-Maine Foods, Inc.*(a)	845	33,461
Campbell Soup Co.	2,805	146,281
Century Pacific Food, Inc. (Philippines)	53,650	19,143
Charoen Pokphand Enterprise (Taiwan)	15,480	37,975
Cherkizovo Group PJSC (Russia), GDR	2,668	37,351
China Finance Investment Holdings Ltd. (Hong Kong)*	380,000	1,459
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)	84,000	15,388
China Huishan Dairy Holdings Co. Ltd. (China)^	209,000	9,554
China Mengniu Dairy Co. Ltd. (China)*	215,000	421,560
China Modern Dairy Holdings Ltd. (China)	337,000	66,955
China Shengmu Organic Milk Ltd. (China), 144A*	301,000	60,136

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	$139,457
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	69,569
CJ CheilJedang Corp. (South Korea)	511	161,384
Clover Industries Ltd. (South Africa)	1,438	1,821
COFCO Meat Holdings Ltd. (China)*	156,000	31,164
Conagra Brands, Inc.	4,026	143,970
Costa Group Holdings Ltd. (Australia)	87,549	326,605
CP Pokphand Co. Ltd. (Hong Kong)	666,000	51,198
Cranswick PLC (United Kingdom)	4,582	167,454
Daesang Corp. (South Korea)	2,944	68,079
Dairy Crest Group PLC (United Kingdom)	10,638	82,874
Dali Foods Group Co. Ltd. (China), 144A	144,500	82,897
Danone SA (France)	9,088	682,125
Dean Foods Co.	1,536	26,111
Devro PLC (United Kingdom)	9,795	26,377
Dutch Lady Milk Industries Bhd (Malaysia)	800	10,876
DyDo Group Holdings, Inc. (Japan)	1,400	70,498
Eagle High Plantations Tbk PT (Indonesia)*	497,800	9,116
Ebro Foods SA (Spain)	5,283	120,816
Flowers Foods, Inc.	3,612	62,524
Fresh Del Monte Produce, Inc.	1,392	70,867
Fuji Oil Holdings, Inc. (Japan)	3,500	80,962
General Mills, Inc.	5,936	328,854
Genting Plantations Bhd (Malaysia)	15,000	38,579
GFPT PCL (Thailand)	57,000	32,552
GrainCorp Ltd. (Australia) (Class A Stock)	32,180	234,258
Great Wall Enterprise Co. Ltd. (Taiwan)	83,900	89,100
Greencore Group PLC (Ireland)	10,475	33,575
Grieg Seafood ASA (Norway)	11,748	81,822
Gruma SAB de CV (Mexico) (Class B Stock)	4,990	65,103
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	26,500	66,788
Grupo Herdez SAB de CV (Mexico)	7,000	14,919
Grupo Industrial Maseca SAB de CV (Mexico) (Class B Stock)	1,600	2,174
Grupo Lala SAB de CV (Mexico)	13,900	25,481
Grupo Nutresa SA (Colombia)	14,633	126,764
Hain Celestial Group, Inc. (The)*	2,242	87,034
Health and Happiness H&H International Holdings Ltd. (China)*	10,000	25,305
Hershey Co. (The)	1,098	117,892
Hokuto Corp. (Japan)	2,800	49,271
Honworld Group Ltd. (China), 144A	39,500	21,395
Hormel Foods Corp.(a)	3,400	115,974
House Foods Group, Inc. (Japan)	3,400	85,295
Ichitan Group PCL (Thailand)	72,300	18,623
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	28,151
Indofood Sukses Makmur Tbk PT (Indonesia)	180,500	116,545
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	42,005
Ingredion, Inc.	1,190	141,860
IOI Corp. Bhd (Malaysia)	104,900	108,719
Itoham Yonekyu Holdings, Inc. (Japan)	2,000	18,150
J.M. Smucker Co. (The)	2,455	290,500

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Japfa Ltd. (Singapore)	36,500	$17,088
JBS SA (Brazil)	53,500	106,422
Kagome Co. Ltd. (Japan)	2,900	88,309
Kellogg Co.	2,285	158,716
Kerry Group PLC (Ireland) (Class A Stock)	4,221	363,645
Kewpie Corp. (Japan)	3,000	78,779
Key Coffee, Inc. (Japan)	8,800	172,175
Khon Kaen Sugar Industry PCL (Thailand)	201,112	26,760
Kikkoman Corp. (Japan)	2,300	73,573
Kraft Heinz Co. (The)	10,535	902,217
Kuala Lumpur Kepong Bhd (Malaysia)	23,700	137,330
Lamb Weston Holdings, Inc.	2,291	100,896
Leroy Seafood Group ASA (Norway)	16,620	90,259
Leyou Technologies Holdings Ltd. (China)*	130,000	32,660
Lien Hwa Industrial Corp. (Taiwan)	146,579	135,860
Lotte Confectionery Co. Ltd. (South Korea)	388	67,254
M Dias Branco SA (Brazil)	2,800	41,879
Malee Group PCL (Thailand)	6,000	7,018
Marfrig Global Foods SA (Brazil)*	3,800	7,754
Marine Harvest ASA (Norway)*	7,521	128,678
McCormick & Co., Inc.	1,738	169,472
Megmilk Snow Brand Co. Ltd. (Japan)	3,000	83,581
MEIJI Holdings Co. Ltd. (Japan)	2,300	186,505
Mitsui Sugar Co. Ltd. (Japan)	2,600	75,325
Mondelez International, Inc. (Class A Stock)	24,172	1,043,989
Morinaga Milk Industry Co. Ltd. (Japan)	6,000	45,617
Namchow Chemical Industrial Co. Ltd. (Taiwan)	7,000	14,819
Nestle Malaysia Bhd (Malaysia)	600	11,879
Nestle SA (Switzerland)	50,871	4,436,850
NH Foods Ltd. (Japan)	5,000	152,101
Nichirei Corp. (Japan)	4,800	134,600
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	3,049
Nisshin Oillio Group Ltd. (The) (Japan)	15,000	87,978
Nisshin Seifun Group, Inc. (Japan)	8,720	143,353
Nissin Foods Holdings Co. Ltd. (Japan)	1,100	68,783
NongShim Co. Ltd. (South Korea)	362	106,821
Oceana Group Ltd. (South Africa)	253	1,757
O’Key Group SA (Russia), GDR	7,774	14,188
Orion Corp. (South Korea)^	120	83,716
Orkla ASA (Norway)	17,207	174,892
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT (Indonesia)	197,300	20,245
Pinnacle Foods, Inc.	1,769	105,079
Pioneer Foods Group Ltd. (South Africa)	3,766	39,001
Post Holdings, Inc.*	1,248	96,907
PPB Group Bhd (Malaysia)	58,300	232,970
PureCircle Ltd. (Malaysia)*	8,840	43,857
QL Resources Bhd (Malaysia)	24,900	28,645
RCL Foods Ltd. (South Africa)	15,159	17,671
Riken Vitamin Co. Ltd. (Japan)	1,600	62,653
Rock Field Co. Ltd. (Japan)	5,200	89,377
Ros Agro PLC (Russia), GDR	3,071	35,777
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	14,580
Salmar ASA (Norway)	19,107	473,610
Sanderson Farms, Inc.(a)	571	66,036
Sao Martinho SA (Brazil)	6,600	34,206
Saputo, Inc. (Canada)	3,200	101,789

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	$8,119
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China) (Class B Stock)*	23,800	15,162
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	4,114
Shenguan Holdings Group Ltd. (China)	314,000	19,898
Showa Sangyo Co. Ltd. (Japan)	9,000	49,525
SLC Agricola SA (Brazil)	3,300	20,819
Snyder’s-Lance, Inc.(a)	1,410	48,814
Standard Foods Corp. (Taiwan)	19,087	51,257
Suedzucker AG (Germany)	3,112	64,970
Taisun Enterprise Co. Ltd. (Taiwan)*	31,000	17,018
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	20,018
Tate & Lyle PLC (United Kingdom)	10,683	92,071
Tehmag Foods Corp. (Taiwan)	2,000	16,636
Tenwow International Holdings Ltd. (China)	119,000	23,614
Thai Union Group PCL (Thailand) (Class F Stock)	200,100	124,289
Thai Vegetable Oil PCL (Thailand)	32,800	29,208
Thai Wah PCL (Thailand)	59,800	16,636
Tiger Brands Ltd. (South Africa)	4,551	127,954
Tingyi Cayman Islands Holding Corp. (China)	142,000	168,438
Tongaat Hulett Ltd. (South Africa)	6,808	60,622
Toyo Suisan Kaisha Ltd. (Japan)	2,400	92,080
TreeHouse Foods, Inc.*	949	77,524
Ttet Union Corp. (Taiwan)	5,000	15,661
Tyson Foods, Inc. (Class A Stock)	9,009	564,234
Ulker Biskuvi Sanayi A/S (Turkey)	4,389	27,693
Uni-President China Holdings Ltd. (China)	137,000	110,643
Uni-President Enterprises Corp. (Taiwan)	299,708	600,715
United Plantations Bhd (Malaysia)	6,300	40,956
Universal Robina Corp. (Philippines)	35,980	116,224
Vilmorin & Cie SA (France)	904	73,620
Viscofan SA (Spain)	1,471	87,164
Want Want China Holdings Ltd. (China)	386,000	260,458
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	6,400	176,671
Wei Chuan Foods Corp. (Taiwan)*	27,000	16,732
WH Group Ltd. (Hong Kong), 144A	807,500	815,391
Wilmar International Ltd. (Singapore)	118,700	288,720
Yakult Honsha Co. Ltd. (Japan)	1,800	122,694
Yamazaki Baking Co. Ltd. (Japan)	3,900	77,754
Yashili International Holdings Ltd. (China)*	109,000	21,075
Yihai International Holding Ltd. (China)	25,000	15,692
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	14,000	14,049

		23,680,207

Gas Utilities — 0.1%
APA Group (Australia)	23,221	163,620
Ascopiave SpA (Italy)	63,388	251,481
Atmos Energy Corp.	604	50,102
China Gas Holdings Ltd. (Hong Kong)	132,000	266,487
China Oil & Gas Group Ltd. (Hong Kong)	458,000	31,094
China Resources Gas Group Ltd. (China)	48,000	163,698
China Tian Lun Gas Holdings Ltd. (China)	19,500	10,474

COMMON STOCKS (continued)	Shares	Value
Gas Utilities (continued)
Empresa de Energia de Bogota SA ESP (Colombia)	81,121	$52,439
Gas Malaysia Bhd (Malaysia)	11,900	8,315
Gas Natural SDG SA (Spain)	9,902	231,791
Hong Kong & China Gas Co. Ltd. (Hong Kong)	91,081	171,294
Infraestructura Energetica Nova SAB de CV (Mexico)	12,800	68,222
Italgas SpA (Italy)	12,078	60,911
Korea Gas Corp. (South Korea)*	2,684	124,831
National Fuel Gas Co.	637	35,570
New Jersey Resources Corp.	1,663	66,021
Northwest Natural Gas Co.	1,611	96,418
ONE Gas, Inc.	1,092	76,233
Osaka Gas Co. Ltd. (Japan)	45,000	184,268
Petronas Gas Bhd (Malaysia)	14,000	60,449
Rubis SCA (France)	1,271	144,160
Samchully Co. Ltd. (South Korea)	728	78,582
Southwest Gas Holdings, Inc.	518	37,845
Spire, Inc.	783	54,614
Toho Gas Co. Ltd. (Japan)	8,000	58,272
Tokyo Gas Co. Ltd. (Japan)	48,000	250,017
UGI Corp.	2,061	99,773

		2,896,981

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	13,328	647,874
ABIOMED, Inc.*	200	28,659
Alere, Inc.*	1,390	69,764
Ansell Ltd. (Australia)	5,281	96,306
Baxter International, Inc.	4,391	265,831
Becton, Dickinson and Co.	1,936	377,733
Bioteque Corp. (Taiwan)	1,000	2,748
Boston Scientific Corp.*	10,303	285,599
C.R. Bard, Inc.	680	214,955
Cochlear Ltd. (Australia)	605	72,259
Coloplast A/S (Denmark) (Class B Stock)	855	71,465
Cooper Cos., Inc. (The)	490	117,316
Danaher Corp.	5,775	487,352
DENTSPLY SIRONA, Inc.	2,296	148,873
DiaSorin SpA (Italy)	8,117	623,964
Draegerwerk AG & Co. KGaA (Germany)	633	50,996
Edwards Lifesciences Corp.*	1,227	145,080
Eiken Chemical Co. Ltd. (Japan)	600	18,139
El.En. SpA (Italy)	2,620	83,330
Elekta AB (Sweden) (Class B Stock)	5,873	55,581
Essilor International SA (France)	1,843	234,454
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	54,058
Fukuda Denshi Co. Ltd. (Japan)	800	57,746
Getinge AB (Sweden) (Class B Stock)	4,775	93,524
Ginko International Co. Ltd. (Taiwan)	3,000	22,943
GN Store Nord A/S (Denmark)	26,194	764,838
Haemonetics Corp.*	875	34,554
Hartalega Holdings Bhd (Malaysia)	22,100	38,009
Hill-Rom Holdings, Inc.	816	64,962
Hogy Medical Co. Ltd. (Japan)	900	59,998
Hologic, Inc.*	2,474	112,270
Hoya Corp. (Japan)	4,600	239,482

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.*	766	$41,755
Intuitive Surgical, Inc.*	244	228,230
Kossan Rubber Industries (Malaysia)	11,900	17,659
LivaNova PLC*	1,162	71,126
Masimo Corp.*	339	30,910
Medtronic PLC	16,935	1,502,981
Microlife Corp. (Taiwan)	3,000	7,398
Microport Scientific Corp. (China)	26,000	20,482
Nanosonics Ltd. (Australia)*	8,279	16,166
Nihon Kohden Corp. (Japan)	2,300	53,240
Nikkiso Co. Ltd. (Japan)	13,900	133,889
Nipro Corp. (Japan)	16,700	217,969
Olympus Corp. (Japan)	4,300	157,545
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,592
Paramount Bed Holdings Co. Ltd. (Japan)	9,600	419,895
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	3,413
PW Medtech Group Ltd. (China)*	108,000	22,839
ResMed, Inc.	1,022	79,583
SeaSpine Holdings Corp.*	239	2,753
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	432,000	338,916
Smith & Nephew PLC (United Kingdom)	14,073	243,021
Sonova Holding AG (Switzerland)	801	130,301
St. Shine Optical Co. Ltd. (Taiwan)	2,000	41,844
STERIS PLC	1,349	109,944
Stryker Corp.(a)	2,847	395,107
Supermax Corp. Bhd (Malaysia)	52,200	24,201
Sysmex Corp. (Japan)	1,100	65,839
TaiDoc Technology Corp. (Taiwan)	1,099	3,670
Teleflex, Inc.	639	132,759
Terumo Corp. (Japan)	4,800	189,403
Top Glove Corp. Bhd (Malaysia)	36,000	48,214
Varex Imaging Corp.*	483	16,325
Varian Medical Systems, Inc.*	1,033	106,595
West Pharmaceutical Services, Inc.	573	54,160
William Demant Holding A/S (Denmark)*	3,745	96,898
Yestar Healthcare Holdings Co. Ltd. (China)	22,500	11,470
Zimmer Biomet Holdings, Inc.	2,531	324,980

		11,004,734

Health Care Providers & Services — 0.4%
Aetna, Inc.	4,044	614,001
Alfresa Holdings Corp. (Japan)	8,500	164,331
Alliar Medicos A Frente SA (Brazil)*	3,200	16,807
AmerisourceBergen Corp.(a)	1,985	187,642
Anthem, Inc.	3,968	746,500
Bangkok Chain Hospital PCL (Thailand)	62,400	24,982
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	147,900	83,594
Banmedica SA (Chile)	13,358	32,780
BML, Inc. (Japan)	2,100	40,864
Bumrungrad Hospital PCL (Thailand)	12,600	63,612
Cardinal Health, Inc.	3,110	242,331
Centene Corp.*	1,725	137,793
Chartwell Retirement Residences (Canada), UTS	48,768	582,523
CHC Healthcare Group (Taiwan)	11,000	16,995
Chemed Corp.	335	68,518

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	$76,850
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	14,282
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	17,088
Cigna Corp.	2,951	493,968
Cowealth Medical Holding Co. Ltd. (Taiwan)	1,000	1,460
DaVita, Inc.*	2,101	136,061
Envision Healthcare Corp.*	1,578	98,893
Excelsior Medical Co. Ltd. (Taiwan)	11,000	17,535
Express Scripts Holding Co.*	10,873	694,132
Fleury SA (Brazil)	2,400	19,393
Fresenius Medical Care AG & Co. KGaA (Germany)	3,862	372,671
Fresenius SE & Co. KGaA (Germany)	4,358	374,148
Golden Meditech Holdings Ltd. (Hong Kong)*	328,686	46,737
Harmonicare Medical Holdings Ltd. (China), 144A*	20,000	10,173
HealthSouth Corp.(a)	1,002	48,497
Henry Schein, Inc.*(a)	564	103,223
Humana, Inc.	1,539	370,314
IHH Healthcare Bhd (Malaysia)	121,600	162,939
iKang Healthcare Group, Inc. (China), ADR*	1,000	12,270
KPJ Healthcare Bhd (Malaysia)	13,750	13,516
Laboratory Corp. of America Holdings*	1,020	157,223
Ladprao General Hospital PCL (Thailand)	37,700	10,210
Life Healthcare Group Holdings Ltd. (South Africa)	18,384	36,013
LifePoint Health, Inc.*	1,304	87,564
Magellan Health, Inc.*	1,044	76,108
McKesson Corp.	2,792	459,396
Mediclinic International PLC (South Africa)	14,311	138,423
Medipal Holdings Corp. (Japan)	10,000	185,421
MEDNAX, Inc.*	1,031	62,241
Miraca Holdings, Inc. (Japan)	1,900	85,574
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	6,063
Molina Healthcare, Inc.*	585	40,470
Netcare Ltd. (South Africa)	39,677	78,025
NichiiGakkan Co. Ltd. (Japan)	3,800	37,755
Odontoprev SA (Brazil)	3,500	12,297
Orpea (France)	1,476	164,556
Owens & Minor, Inc.	446	14,357
Patterson Cos., Inc.	903	42,396
Pharmaniaga Bhd (Malaysia)	2,500	2,668
Primary Health Care Ltd. (Australia)	25,272	70,681
Qualicorp SA (Brazil)	5,700	49,638
Quest Diagnostics, Inc.	1,301	144,619
Ramsay Health Care Ltd. (Australia)	1,780	100,715
Rhoen-Klinikum AG (Germany)	1,649	48,174
Ryman Healthcare Ltd. (New Zealand)	15,305	92,986
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	53,400	159,039
Ship Healthcare Holdings, Inc. (Japan)	7,900	246,101
Sienna Senior Living, Inc. (Canada)	12,500	173,215
Sigma Healthcare Ltd. (Australia)	31,339	21,555

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	$5,258
Sinopharm Group Co. Ltd. (China) (Class H Stock)	164,800	744,552
Sonic Healthcare Ltd. (Australia)	9,244	172,112
Suzuken Co. Ltd. (Japan)	4,250	141,474
Thai Nakarin Hospital PCL (Thailand)	16,900	17,412
TMC Life Sciences Bhd (Malaysia)	49,800	10,035
Toho Holdings Co. Ltd. (Japan)	4,000	78,897
UDG Healthcare PLC (Ireland)	1,931	21,780
UnitedHealth Group, Inc.	9,622	1,784,111
Universal Health International Group Holding Ltd. (China)*	352,000	9,652
Universal Health Services, Inc. (Class B Stock)	1,157	141,247
Universal Medical Financial & Technical Advisory Services Co. Ltd. (China), 144A	80,500	64,334
VCA, Inc.*	768	70,894
Vibhavadi Medical Center PCL (Thailand)	236,500	18,797
WellCare Health Plans, Inc.*	397	71,285

		12,262,746

Health Care Technology — 0.0%
AGFA-Gevaert NV (Belgium)*	3,516	17,104
Allscripts Healthcare Solutions, Inc.*	3,375	43,065
Cerner Corp.*	2,516	167,239
HMS Holdings Corp.*	1,582	29,267
Quality Systems, Inc.*	803	13,820

		270,495

Hotels, Restaurants & Leisure — 0.4%
Ajisen China Holdings Ltd. (Hong Kong)	91,000	36,809
AmRest Holdings SE (Poland)*	325	31,133
Aramark	4,000	163,919
Aristocrat Leisure Ltd. (Australia)	5,921	102,652
Autogrill SpA (Italy)	6,828	82,763
Berjaya Sports Toto Bhd (Malaysia)	36,477	21,499
Betsson AB (Sweden)	44,005	381,546
BJ’s Restaurants, Inc.*	851	31,700
Bloomin’ Brands, Inc.	2,568	54,519
Bob Evans Farms, Inc.	540	38,788
Carnival Corp.	11,123	729,335
Carnival PLC, ADR(a)	12,894	852,551
Central Plaza Hotel PCL (Thailand)	29,500	33,000
Cheesecake Factory, Inc. (The)	790	39,737
China Lodging Group Ltd. (China), ADS*	1,000	80,679
Chipotle Mexican Grill, Inc.*	227	94,455
Compass Group PLC (United Kingdom)	17,979	379,495
Cracker Barrel Old Country Store, Inc.(a)	362	60,545
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	14,597
Daisyo Corp. (Japan)	900	14,389
Darden Restaurants, Inc.	1,628	147,236
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	53,084
DXB Entertainments PJSC (United Arab Emirates)*	673,479	138,224
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	13,312
Erawan Group PCL (The) (Thailand)	139,100	21,702

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Famous Brands Ltd. (South Africa)	827	$7,950
Formosa International Hotels Corp. (Taiwan)	2,000	10,882
Gourmet Master Co. Ltd. (Taiwan)	3,465	37,349
Greene King PLC (United Kingdom)	16,589	145,591
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	26,203
HIS Co. Ltd. (Japan)	6,000	180,839
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	10,137
Hoteles City Express SAB de CV (Mexico)*	. 24,000	31,473
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	18,845
ILG, Inc.	2,287	62,870
Imperial Pacific International Holdings Ltd. (Hong Kong)*	980,000	15,314
International Game Technology PLC	3,475	63,593
International Meal Co. Alimentacao SA (Brazil)*	6,100	13,257
Intrawest Resorts Holdings, Inc.*	1,092	25,924
Jollibee Foods Corp. (Philippines)	10,730	43,354
Kangwon Land, Inc. (South Korea)	2,772	84,470
Kappa Create Co. Ltd. (Japan)*	6,200	70,406
Kura Corp. (Japan)	1,500	68,999
Lion Travel Service Co. Ltd. (Taiwan)	1,000	3,648
Magnum Bhd (Malaysia)	71,900	28,977
Matsuya Foods Co. Ltd. (Japan)	3,900	145,917
McDonald’s Corp.	6,208	950,817
Melco International Development Ltd. (Hong Kong)	122,000	326,395
Melia Hotels International SA (Spain)	45,415	680,200
Minor International PCL (Thailand)	84,350	99,944
MK Restaurants Group PCL (Thailand)	21,800	40,109
NET Holding A/S (Turkey)	2,649	2,198
Oriental Land Co. Ltd. (Japan)	1,900	128,773
OUE Ltd. (Singapore)	221,800	315,758
Panera Bread Co. (Class A Stock)*	301	94,707
Papa John’s International, Inc.	408	29,278
Plenus Co. Ltd. (Japan)	7,800	164,747
Rank Group PLC (United Kingdom)	21,437	66,377
Resorttrust, Inc. (Japan)	18,100	333,981
Round One Corp. (Japan)	23,900	226,276
Saizeriya Co. Ltd. (Japan)	5,700	165,957
Scandic Hotels Group AB (Sweden), 144A	29,635	385,249
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	8,800	18,858
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	18,785
Shangri-La Asia Ltd. (Hong Kong)	150,000	254,398
Shangri-La Hotels Malaysia Bhd (Malaysia)	3,600	4,218
Six Flags Entertainment Corp.	380	22,652
Skylark Co. Ltd. (Japan)(a)	6,500	93,390
Sodexo SA (France)	1,580	204,203
SSP Group PLC (United Kingdom)	29,554	183,115
St Marc Holdings Co. Ltd. (Japan)	1,600	49,004
Star Entertainment Group Ltd. (The) (Australia)	26,562	103,094
Starbucks Corp.	10,594	617,736
Sun International Ltd. (South Africa)	4,401	18,558
Tatts Group Ltd. (Australia)	29,023	93,235

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	1,296	$66,031
Tokyo Dome Corp. (Japan)	6,600	59,795
Travellers International Hotel Group, Inc. (Philippines)	131,000	8,976
Tsogo Sun Holdings Ltd. (South Africa)	29,450	50,458
Tuniu Corp. (China), ADR*	900	7,227
WATAMI Co. Ltd. (Japan)	5,300	63,335
Wendy’s Co. (The)	3,836	59,496
William Hill PLC (United Kingdom)	35,175	116,576
Wowprime Corp. (Taiwan)	2,030	12,307
Wyndham Worldwide Corp.	1,422	142,783
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	21,000	19,555
Yum China Holdings, Inc.*	16,200	638,766
Yum! Brands, Inc.	1,555	114,697
Zeal Network SE (Germany)	5,756	174,007
Zensho Holdings Co. Ltd. (Japan)	4,500	81,691

		12,021,379

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	36,906
Alpine Electronics, Inc. (Japan)	1,400	21,004
AmTRAN Technology Co. Ltd. (Taiwan)	65,000	44,737
Arcelik A/S (Turkey)	11,447	84,764
Basso Industry Corp. (Taiwan)	5,600	15,649
Bellway PLC (United Kingdom)	8,236	319,600
Breville Group Ltd. (Australia)	27,606	221,709
Casio Computer Co. Ltd. (Japan)	6,100	94,014
Cleanup Corp. (Japan)	1,700	13,096
Consorcio ARA SAB de CV (Mexico)	65,300	21,516
Construtora Tenda SA (Brazil)*	1,787	7,886
Corpovael SA de CV (Mexico)	16,400	9,579
Coway Co. Ltd. (South Korea)	1,108	100,697
Crest Nicholson Holdings PLC (United Kingdom)	27,455	187,371
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,100	43,773
De’ Longhi SpA (Italy)	4,095	128,464
Direcional Engenharia SA (Brazil)	6,900	10,872
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	45,187
Electrolux AB (Sweden) (Class B Stock)	4,261	139,724
Even Construtora e Incorporadora SA (Brazil)*	19,100	22,658
Ez Tec Empreendimentos e Participacoes SA (Brazil)	3,702	19,790
Fabryki Mebli Forte SA (Poland)	403	8,957
Foster Electric Co. Ltd. (Japan)	4,700	81,258
Funai Electric Co. Ltd. (Japan)	12,100	96,975
Gafisa SA (Brazil)*	1,787	5,853
Garmin Ltd.(a)	1,499	76,494
GUD Holdings Ltd. (Australia)	16,537	164,062
Hanpin Electron Co. Ltd. (Taiwan)	1,000	1,304
Helen of Troy Ltd.*	832	78,291
Hisense Kelon Electrical Holdings Co. Ltd. (China) (Class H Stock)	26,000	44,303
Husqvarna AB (Sweden) (Class B Stock)	11,478	114,094
Iida Group Holdings Co. Ltd. (Japan)	8,300	138,539
JM AB (Sweden)	17,204	609,530

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
JVC Kenwood Corp. (Japan)	70,500	$210,567
Kasen International Holdings Ltd. (China)	222,000	34,708
Kinpo Electronics (Taiwan)	171,000	63,505
Konka Group Co. Ltd. (China) (Class B Stock)*	46,200	16,817
Leggett & Platt, Inc.	1,649	86,622
LG Electronics, Inc. (South Korea)	4,822	338,289
Metall Zug AG (Switzerland) (Class B Stock)	39	169,485
Misawa Homes Co. Ltd. (Japan)	5,800	52,155
MRV Engenharia e Participacoes SA (Brazil)	14,300	58,100
Nikon Corp. (Japan)	10,300	165,100
NVR, Inc.*	74	178,385
PanaHome Corp. (Japan)	7,000	74,642
Panasonic Corp. (Japan)	44,100	600,874
PIK Group PJSC (Russia)*	3,000	15,102
Redrow PLC (United Kingdom)	44,734	318,833
Rinnai Corp. (Japan)	700	65,398
Sampo Corp. (Taiwan)	72,000	41,657
Sangetsu Corp. (Japan)	6,900	119,963
SEB SA (France)	569	102,129
Sekisui Chemical Co. Ltd. (Japan)	9,000	161,491
Sekisui House Ltd. (Japan)	20,800	367,611
Socovesa SA (Chile)	91,237	37,385
Steinhoff International Holdings NV (South Africa)	230,359	1,180,345
Sumitomo Forestry Co. Ltd. (Japan)	7,900	124,444
Taiwan Sakura Corp. (Taiwan)	15,800	18,840
Tamron Co. Ltd. (Japan)	2,400	41,604
TCL Multimedia Technology Holdings Ltd. (China)*	47,000	21,943
Token Corp. (Japan)	540	66,478
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	8,000	6,613
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	852	1,663
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	18,500	82,596
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	14,307

		7,846,307

Household Products — 0.1%
Church & Dwight Co., Inc.	3,330	172,760
Clorox Co. (The)	970	129,243
Earth Chemical Co. Ltd. (Japan)	6,600	340,077
Essity AB (Sweden) (Class B Stock)*	11,833	323,751
Henkel AG & Co. KGaA (Germany)	1,440	174,434
HRG Group, Inc.*	2,717	48,118
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	40,847
NTPM Holdings Bhd (Malaysia)	16,900	3,150
NVC Lighting Holding Ltd. (China)	523,000	56,948
Pigeon Corp. (Japan)	800	29,084
Procter & Gamble Co. (The)	31,596	2,753,591
PZ Cussons PLC (United Kingdom)	13,379	59,732
Reckitt Benckiser Group PLC (United Kingdom)	5,730	580,871
Spectrum Brands Holdings, Inc.(a)	414	51,767
Unicharm Corp. (Japan)	3,200	80,563

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Products (continued)
Unilever Indonesia Tbk PT (Indonesia)	1,600	$5,854
Vinda International Holdings Ltd. (Hong Kong)	16,000	32,368

		4,883,158

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	81,000	62,446
AES Corp.	10,723	119,133
AES Gener SA (Chile)	208,376	73,422
AES Tiete Energia SA (Brazil), UTS	3,400	14,029
Calpine Corp.*	6,507	88,040
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	542,000	59,698
China Resources Power Holdings Co. Ltd. (China)	226,000	443,632
Cikarang Listrindo Tbk PT (Indonesia), 144A(g)	41,900	3,789
CK Power PCL (Thailand)	217,800	21,158
Colbun SA (Chile)	726,931	155,499
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	244,000	77,791
EDP Renovaveis SA (Spain)	10,208	81,141
Electric Power Development Co. Ltd. (Japan)	7,200	178,331
Electricity Generating PCL (Thailand)	24,000	151,192
Enel Generacion Chile SA (Chile)	257,951	194,762
Engie Brasil Energia SA (Brazil)	3,700	38,252
ERG SpA (Italy)	5,497	77,372
Global Power Synergy PCL (Thailand) (Class F Stock)	45,300	48,340
Glow Energy PCL (Thailand)	34,200	79,283
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	89,320	40,606
Haitian Energy International Ltd. (China)*	264,000	9,467
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	47,629
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	238,879
OGK-2 PJSC (Russia)	6,502,000	46,881
Phinma Energy Corp. (Philippines)	225,000	8,698
Ratchaburi Electricity Generating Holding PCL (Thailand)	50,300	76,997
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	6,552
SPCG PCL (Thailand)	45,300	27,604
Superblock PCL (Thailand)*	526,800	21,556
Taiwan Cogeneration Corp. (Taiwan)	31,000	23,948
Thai Solar Energy PCL (Thailand) (Class F Stock)	71,400	10,719
Uniper SE (Germany)	13,312	250,137
Unipro PJSC (Russia)	12,000	510

		2,777,493

Industrial Conglomerates — 0.6%
3M Co.	5,681	1,182,727
Aamal Co. (Qatar)	15,182	47,042
Aboitiz Equity Ventures, Inc. (Philippines)	88,020	132,686
Alarko Holding A/S (Turkey)	6,149	9,998

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)*	8,842	$7,750
AntarChile SA (Chile)	16,221	202,816
Beijing Enterprises Holdings Ltd. (China)	68,500	330,286
Berjaya Corp. Bhd (Malaysia)*	575,758	45,602
Berli Jucker PCL (Thailand), NVDR	32,600	45,777
Bidvest Group Ltd. (The) (South Africa)	9,223	111,067
Boustead Holdings Bhd (Malaysia)	88,180	54,020
Carlisle Cos., Inc.	1,184	112,954
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	34,425
CIR-Compagnie Industriali Riunite SpA (Italy)	6,112	8,571
CITIC Ltd. (China)	1,107,000	1,664,194
CJ Corp. (South Korea)	642	106,329
CK Hutchison Holdings Ltd. (Hong Kong)	88,000	1,104,359
DCC PLC (United Kingdom)	1,024	93,255
DMCI Holdings, Inc. (Philippines)	251,350	70,242
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	24,368
Enka Insaat ve Sanayi A/S (Turkey)	63,253	96,529
Far Eastern New Century Corp. (Taiwan)	485,680	394,847
General Electric Co.	124,290	3,357,073
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	14,977
HAP Seng Consolidated Bhd (Malaysia)	16,500	35,504
Honeywell International, Inc.	8,478	1,130,033
Hong Leong Industries Bhd (Malaysia)	6,500	15,354
Hopewell Holdings Ltd. (Hong Kong)	64,500	245,671
Hosken Consolidated Investments Ltd. (South Africa)	2,305	23,519
Industries Qatar QSC (Qatar)	7,751	201,709
Italmobiliare SpA (Italy)	1,700	46,462
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	309,316
Jardine Strategic Holdings Ltd. (Hong Kong) .	4,932	205,615
JG Summit Holdings, Inc. (Philippines)	140,220	225,032
KAP Industrial Holdings Ltd. (South Africa)	27,568	17,127
KOC Holding A/S (Turkey)	52,502	241,364
Kombassan Holdings A/S (Turkey)*	4,243	2,761
Koninklijke Philips NV (Netherlands)	17,135	609,985
LG Corp. (South Korea)	5,783	390,977
LT Group, Inc. (Philippines)	200,700	58,444
Mannai Corp. QSC (Qatar)	353	6,997
Nisshinbo Holdings, Inc. (Japan)	10,600	107,853
NWS Holdings Ltd. (Hong Kong)	75,000	147,501
Quinenco SA (Chile)	45,953	127,373
Reunert Ltd. (South Africa)	3,396	19,032
Rheinmetall AG (Germany)	4,730	450,220
Roper Technologies, Inc.	1,142	264,407
San Miguel Corp. (Philippines)	51,030	105,163
Seibu Holdings, Inc. (Japan)	9,200	170,462
Siemens AG (Germany)	13,359	1,837,587
Sigdo Koppers SA (Chile)	21,422	29,545
Sime Darby Bhd (Malaysia)	123,800	273,972
SK Holdings Co. Ltd. (South Korea)	1,099	267,134
SM Investments Corp. (Philippines)	19,320	307,165
Smiths Group PLC (United Kingdom)	6,409	133,256

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Top Frontier Investment Holdings, Inc. (Philippines)*	1,950	$11,703
Toshiba Corp. (Japan)*	102,000	247,086
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	51,158	66,883
Yazicilar Holding A/S (Turkey) (Class A Stock)	8,341	54,039

		17,638,145

Insurance — 0.8%
Admiral Group PLC (United Kingdom)	4,300	112,208
Aflac, Inc.	8,663	672,942
AIA Group Ltd. (Hong Kong)	170,000	1,243,781
Alleghany Corp.*	486	289,073
Allianz SE (Germany)	12,221	2,411,723
Allied World Assurance Co. Holdings AG	3,011	159,282
Allstate Corp. (The)	7,371	651,891
American Financial Group, Inc.	2,570	255,381
AmTrust Financial Services, Inc.(a)	3,148	47,661
Aon PLC	2,887	383,827
Arch Capital Group Ltd.*	2,068	192,924
Argo Group International Holdings Ltd.	1,731	104,899
Arthur J Gallagher & Co.	2,273	130,129
Aspen Insurance Holdings Ltd. (Bermuda)	2,864	142,770
ASR Nederland NV (Netherlands)	8,586	289,634
Assicurazioni Generali SpA (Italy)	39,457	651,286
Assurant, Inc.	1,548	160,512
Axis Capital Holdings Ltd.	2,953	190,941
BB Seguridade Participacoes SA (Brazil)	15,700	135,632
Beazley PLC (United Kingdom)	19,299	122,748
Brown & Brown, Inc.	2,302	99,147
Cathay Financial Holding Co. Ltd. (Taiwan)	822,000	1,353,034
China Life Insurance Co. Ltd. (Taiwan)	373,000	371,837
China Reinsurance Group Corp. (China) (Class H Stock)	1,543,000	341,946
Chubb Ltd.	7,502	1,090,641
Cincinnati Financial Corp.	1,789	129,613
Dhipaya Insurance PCL (Thailand)	22,100	28,463
Dongbu Insurance Co. Ltd. (South Korea)	2,846	169,132
Euler Hermes Group (France)	1,236	146,905
Everest Re Group Ltd.	982	250,007
Fairfax Financial Holdings Ltd. (Canada)	700	303,368
Fanhua, Inc. (China), ADR	4,000	34,240
First American Financial Corp.	2,739	122,406
FNF Group	5,735	257,100
Gjensidige Forsikring ASA (Norway)	3,180	54,282
Great Eastern Holdings Ltd. (Singapore)	2,000	36,044
Great-West Lifeco, Inc. (Canada)	6,800	184,315
Grupo Catalana Occidente SA (Spain)	2,562	108,000
Hannover Rueck SE (Germany)	1,601	192,302
Hanover Insurance Group, Inc. (The)	1,476	130,818
Hanwha Life Insurance Co. Ltd. (South Korea)	21,652	131,668
Hartford Financial Services Group, Inc. (The)	10,582	556,296
Hiscox Ltd. (United Kingdom)	10,993	181,512
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,392	185,458
Insurance Australia Group Ltd. (Australia)	44,331	231,037

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Intact Financial Corp. (Canada)	2,900	$219,065
Japan Post Holdings Co. Ltd. (Japan)	29,300	364,474
Kemper Corp.	2,112	81,523
Korean Reinsurance Co. (South Korea)	9,661	102,163
Lancashire Holdings Ltd. (United Kingdom)	12,114	110,012
Liberty Holdings Ltd. (South Africa)	6,610	56,847
Loews Corp.	7,873	368,535
Long Bon International Co. Ltd. (Taiwan)	47,000	24,327
LPI Capital Bhd (Malaysia)	12,700	55,868
Markel Corp.*	293	285,927
Marsh & McLennan Cos., Inc.	3,683	287,127
Mercuries & Associates Holding Ltd. (Taiwan)	44,450	32,209
Mercuries Life Insurance Co. Ltd. (Taiwan)	110,840	57,569
Mercury General Corp.	1,354	73,116
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	5,506	1,114,157
NN Group NV (Netherlands)	17,090	606,407
Old Republic International Corp.	5,655	110,442
Panin Financial Tbk PT (Indonesia)*	1,534,700	26,885
Porto Seguro SA (Brazil)	5,700	52,683
Poste Italiane SpA (Italy), 144A	15,203	104,247
Power Corp. of Canada (Canada)	11,800	269,158
Power Financial Corp. (Canada)	5,700	146,236
Powszechny Zaklad Ubezpieczen SA (Poland)	28,083	337,885
Primerica, Inc.	1,120	84,840
ProAssurance Corp.	3,112	189,210
Progressive Corp. (The)	5,864	258,544
Qualitas Controladora SAB de CV (Mexico)	10,400	17,335
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	71,673
Reinsurance Group of America, Inc.	1,388	178,205
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	164,635
RSA Insurance Group PLC (United Kingdom)	26,336	211,263
Saga PLC (United Kingdom)	35,882	97,885
Sampo Oyj (Finland) (Class A Stock)	7,258	372,377
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,326	326,394
Samsung Life Insurance Co. Ltd. (South Korea)	2,705	276,538
Santam Ltd. (South Africa)	286	5,235
SCOR SE (France)	7,939	315,400
Shin Kong Financial Holding Co. Ltd. (Taiwan)*	1,350,727	359,282
Shinkong Insurance Co. Ltd. (Taiwan)	48,000	42,286
Societa Cattolica di Assicurazioni SCRL (Italy)	44,748	348,119
Sony Financial Holdings, Inc. (Japan)	5,400	92,351
Stewart Information Services Corp.	1,044	47,377
Sul America SA (Brazil), UTS(g)	13,302	71,270
Swiss Re AG (Switzerland)	12,196	1,117,675
Syarikat Takaful Malaysia Bhd (Malaysia)	5,300	5,129
Talanx AG (Germany)	2,031	75,971
Thaire Life Assurance PCL (Thailand) (Class F Stock)	95,700	23,101
Third Point Reinsurance Ltd. (Bermuda)*	3,991	55,475
Topdanmark A/S (Denmark)*	2,977	95,071

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Torchmark Corp.	1,557	$119,111
Travelers Cos., Inc. (The)	5,839	738,809
Trisura Group Ltd. (Canada)*	67	1,121
Tryg A/S (Denmark)	2,727	59,637
UnipolSai Assicurazioni SpA (Italy)	28,220	61,911
Validus Holdings Ltd.	2,834	147,283
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,905	81,996
W.R. Berkley Corp.	1,945	134,536
Willis Towers Watson PLC	1,060	154,188
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	6,010
XL Group Ltd. (Bermuda)	8,576	375,629

		26,708,549

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.*	1,216	1,177,087
ASKUL Corp. (Japan)	700	21,549
B2W Cia Digital (Brazil)*	1,200	4,216
Ctrip.com International Ltd. (China), ADR*(a)	12,400	667,863
HSN, Inc.	1,367	43,607
JD.com, Inc. (China), ADR*	13,500	529,470
Lands’ End, Inc.*	1,232	18,357
Liberty Interactive Corp. QVC Group (Class A Stock)*	11,686	286,774
momo.com, Inc. (Taiwan)	2,000	13,838
Takkt AG (Germany)	6,565	163,968

		2,926,729

Internet Software & Services — 0.8%
Addcn Technology Co. Ltd. (Taiwan)	1,032	9,200
Akamai Technologies, Inc.*	2,279	113,517
Alibaba Group Holding Ltd. (China), ADR*(a)	36,500	5,142,849
Alphabet, Inc. (Class A Stock)*	2,782	2,586,370
Alphabet, Inc. (Class C Stock)*	2,743	2,492,646
Ateam, Inc. (Japan)	800	21,222
Autohome, Inc. (China), ADR*(a)	2,700	122,471
Baidu, Inc. (China), ADR*	11,700	2,092,661
Blucora, Inc.*	4,264	90,397
carsales.com Ltd. (Australia)	11,951	105,865
Cimpress NV (Netherlands)*	595	56,245
Criteo SA (France), ADR*	1,093	53,612
Dip Corp. (Japan)	1,200	24,411
eBay, Inc.*	16,909	590,462
Facebook, Inc. (Class A Stock)*	30,120	4,547,518
Gree, Inc. (Japan)	4,900	42,828
Gurunavi, Inc. (Japan)	4,700	76,418
INESA Intelligent Tech, Inc. (China) (Class B Stock)^	18,800	12,897
j2 Global, Inc.(a)	1,051	89,430
Kakaku.com, Inc. (Japan)	2,200	31,625
Liquidity Services, Inc.*	762	4,839
Mail.Ru Group Ltd. (Russia), GDR*	5,815	153,049
NAVER Corp. (South Korea)	283	207,448
NetEase, Inc. (China), ADR	3,300	992,079
NIC, Inc.	1,542	29,221
Renren, Inc. (China), ADR*	2,520	15,347

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Sohu.com, Inc. (China)*	1,100	$49,566
Stamps.com, Inc.*(a)	263	40,732
Tencent Holdings Ltd. (China)	128,000	4,591,995
Tian Ge Interactive Holdings Ltd. (China), 144A	48,000	34,187
WebMD Health Corp.*	303	17,771
Xunlei Ltd. (China), ADR*	4,900	15,876
Yahoo Japan Corp. (Japan)	19,500	84,771
Yandex NV (Russia) (Class A Stock)*	6,700	175,807

		24,715,332

IT Services — 0.4%
Accenture PLC (Class A Stock)	6,064	749,996
AGTech Holdings Ltd. (Hong Kong)*	48,000	8,170
Alliance Data Systems Corp.	1,017	261,054
Alten SA (France)	344	28,372
Amadeus IT Group SA (Spain)	5,596	334,506
Amdocs Ltd.	3,786	244,046
Atea ASA (Norway)*	10,033	134,648
Atos SE (France)	2,378	333,659
Automatic Data Processing, Inc.	2,592	265,576
Bechtle AG (Germany)	807	103,756
Blackhawk Network Holdings, Inc.*	1,255	54,717
Booz Allen Hamilton Holding Corp.	2,260	73,540
Broadridge Financial Solutions, Inc.	1,885	142,431
CACI International, Inc. (Class A Stock)*	665	83,158
Cardtronics PLC (Class A Stock)*	943	30,987
CGI Group, Inc. (Canada) (Class A Stock)*	6,200	316,789
China Public Procurement Ltd. (Hong Kong)*	1,008,000	3,356
Cielo SA (Brazil)	30,708	228,950
Computershare Ltd. (Australia)	8,107	88,104
Conduent, Inc.*	7,215	115,007
Convergys Corp.	4,640	110,339
CoreLogic, Inc.*	2,051	88,972
CSRA, Inc.	908	28,829
DST Systems, Inc.	1,046	64,538
DTS Corp. (Japan)	3,000	92,166
EOH Holdings Ltd. (South Africa)	3,361	32,308
ExlService Holdings, Inc.*	797	44,297
Fidelity National Information Services, Inc.	4,316	368,586
Fiserv, Inc.*	2,155	263,643
Forrester Research, Inc.	1,005	39,346
Forth Smart Service PCL (Thailand)	35,000	19,261
Genpact Ltd.	2,499	69,547
Global Payments, Inc.	1,954	176,485
Indra Sistemas SA (Spain)*	3,885	56,071
Ines Corp. (Japan)	10,700	107,211
International Business Machines Corp.	10,473	1,611,062
InterXion Holding NV (Netherlands)*	1,507	68,990
Itochu Techno-Solutions Corp. (Japan)	1,800	63,121
Jack Henry & Associates, Inc.	581	60,348
Kanematsu Electronics Ltd. (Japan)	1,000	30,763
Leidos Holdings, Inc.	1,836	94,903
Luxoft Holding, Inc.*	1,200	73,019
Mastercard, Inc. (Class A Stock)	6,947	843,713
Matrix IT Ltd. (Israel)	5,015	51,379
My EG Services Bhd (Malaysia)	52,500	26,779

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
NEC Networks & System Integration Corp. (Japan)	2,600	$56,583
Net 1 UEPS Technologies, Inc. (South Africa)*	3,100	30,566
NET One Systems Co. Ltd. (Japan)	7,700	73,100
Nihon Unisys Ltd. (Japan)	5,900	93,447
Nomura Research Institute Ltd. (Japan)	2,246	88,732
NS Solutions Corp. (Japan)	2,000	47,671
NTT Data Corp. (Japan)	12,000	133,880
Obic Co. Ltd. (Japan)	1,600	98,522
Otsuka Corp. (Japan)	1,300	80,865
Paychex, Inc.	2,141	121,909
QIWI PLC (Russia), ADR	3,000	74,040
Science Applications International Corp.	779	54,078
SCSK Corp. (Japan)	1,700	76,385
SMS Management & Technology Ltd. (Australia)	9,900	13,665
SONDA SA (Chile)	41,461	68,079
Systex Corp. (Taiwan)	23,000	49,038
Tieto OYJ (Finland)	2,614	80,868
TIS, Inc. (Japan)	4,000	111,382
Total System Services, Inc.	2,254	131,296
Vantiv, Inc. (Class A Stock)*	2,167	137,258
Visa, Inc. (Class A Stock)	20,113	1,886,197
Western Union Co. (The)	6,484	123,520
Wirecard AG (Germany)	2,888	184,209

		11,901,788

Leisure Products — 0.0%
Accell Group (Netherlands)	2,735	89,517
Amer Sports OYJ (Finland)*	4,505	112,679
American Outdoor Brands Corp.*	1,861	41,240
Bandai Namco Holdings, Inc. (Japan)	3,900	133,253
Daikoku Denki Co. Ltd. (Japan)	1,000	15,352
Goodbaby International Holdings Ltd. (China)	99,000	41,050
Hasbro, Inc.	1,193	133,031
Heiwa Corp. (Japan)	2,400	53,579
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	8,788
KMC Kuei Meng International, Inc. (Taiwan)	3,000	14,596
Mars Engineering Corp. (Japan)	1,800	39,614
Mattel, Inc.	4,931	106,164
Mizuno Corp. (Japan)	12,000	68,472
Sankyo Co. Ltd. (Japan)	500	16,985
Sega Sammy Holdings, Inc. (Japan)	6,200	83,590
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	3,541
Shimano, Inc. (Japan)	800	127,023
Sturm Ruger & Co., Inc.(a)	471	29,273
Tomy Co. Ltd. (Japan)	6,300	75,155
Topkey Corp. (Taiwan)	6,000	21,006
Vista Outdoor, Inc.*	2,962	66,675
Yamaha Corp. (Japan)	2,700	93,471
Zhonglu Co. Ltd. (China) (Class B Stock)	7,000	8,183

		1,382,237

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	137,358

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*	868	$87,798
CMIC Holdings Co. Ltd. (Japan)	3,700	50,945
Crown Bioscience International (Taiwan)*	5,858	7,526
EPS Holdings, Inc. (Japan)	9,300	145,867
Eurofins Scientific SE (Luxembourg)	146	82,374
Evotec AG (Germany)*	41,818	668,471
Gerresheimer AG (Germany)	8,679	698,519
ICON PLC*	995	97,301
Illumina, Inc.*	546	94,742
JHL Biotech, Inc. (Taiwan)*	2,061	3,690
PAREXEL International Corp.*	977	84,911
PerkinElmer, Inc.	2,008	136,825
QIAGEN NV*	4,658	154,989
Siegfried Holding AG (Switzerland)*	874	247,007
Tecan Group AG (Switzerland)	3,129	589,211
Thermo Fisher Scientific, Inc.	4,006	698,927
VWR Corp.*	2,315	76,418
Waters Corp.*	729	134,019

		4,196,898

Machinery — 0.4%
AGCO Corp.	1,817	122,448
Alfa Laval AB (Sweden)	6,105	124,954
Allison Transmission Holdings, Inc.	3,204	120,182
Alstom SA (France)*	4,880	170,437
Amada Holdings Co. Ltd. (Japan)	14,700	170,515
ANDRITZ AG (Austria)	1,188	71,676
Atlas Copco AB (Sweden) (Class A Stock)	4,938	189,875
Atlas Copco AB (Sweden) (Class B Stock)	4,737	163,733
Biesse SpA (Italy)	9,507	341,804
Bobst Group SA (Switzerland)	1,479	142,222
Bucher Industries AG (Switzerland)	1,344	422,834
China Conch Venture Holdings Ltd. (China)	168,500	308,483
CKD Corp. (Japan)	3,800	58,181
CNH Industrial NV (United Kingdom)	15,313	173,661
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	8,496	348,765
CSBC Corp. Taiwan (Taiwan)	68,000	28,815
Deere & Co.	3,096	382,635
Deutz AG (Germany)	15,574	131,554
Donaldson Co., Inc.	1,801	82,018
Duerr AG (Germany)	1,558	185,421
EVA Precision Industrial Holdings Ltd. (Hong Kong)	154,000	23,660
FANUC Corp. (Japan)	2,200	425,801
Fenner PLC (United Kingdom)	34,323	127,993
Fortive Corp.	3,570	226,160
Fuji Machine Manufacturing Co. Ltd. (Japan)	6,400	92,573
Fujitec Co. Ltd. (Japan)	5,100	66,884
GEA Group AG (Germany)	4,464	183,297
Georg Fischer AG (Switzerland)	679	658,616
Glory Ltd. (Japan)	7,200	236,473
Grupo Rotoplas SAB de CV (Mexico)	9,700	14,965
Haitian International Holdings Ltd. (China)	37,000	103,698
Hillenbrand, Inc.	3,128	112,921
Hoshizaki Corp. (Japan)	900	81,658

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)*	10,300	$15,378
Illinois Tool Works, Inc.	2,561	366,863
Interpump Group SpA (Italy)	6,266	171,447
Iochpe Maxion SA (Brazil)	3,300	16,774
Kama Co. Ltd. (China) (Class B Stock)*	15,000	14,580
Kardex AG (Switzerland)*	3,370	387,820
Kato Works Co. Ltd. (Japan)	1,200	33,785
Kepler Weber SA (Brazil)	1,500	10,695
King Slide Works Co. Ltd. (Taiwan)	3,000	42,109
Kinik Co. (Taiwan)	3,000	7,575
Koenig & Bauer AG (Germany)	2,331	158,005
Kone OYJ (Finland) (Class B Stock)	3,974	202,178
Krones AG (Germany)(a)	800	92,738
Kurita Water Industries Ltd. (Japan)	6,100	166,860
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	15,800	254,650
Lincoln Electric Holdings, Inc.	1,018	93,748
Makino Milling Machine Co. Ltd. (Japan)	24,000	199,403
Makita Corp. (Japan)	5,000	185,170
MAN SE (Germany)	1,092	117,111
Max Co. Ltd. (Japan)	7,000	101,107
Mirle Automation Corp. (Taiwan)	1,550	2,098
Mueller Industries, Inc.	3,328	101,338
Nak Sealing Technologies Corp. (Taiwan)	3,000	8,006
Oiles Corp. (Japan)	5,560	98,496
OKUMA Corp. (Japan)	14,000	133,956
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	3,023
Pfeiffer Vacuum Technology AG (Germany)	565	82,804
Rechi Precision Co. Ltd. (Taiwan)	18,360	20,906
Rieter Holding AG (Switzerland)*	662	150,786
Rotork PLC (United Kingdom)	16,105	49,374
Ryobi Ltd. (Japan)	16,000	65,270
San Shing Fastech Corp. (Taiwan)	7,000	11,709
Sany Heavy Equipment International Holdings Co. Ltd. (China)	97,000	16,404
Schindler Holding AG (Switzerland), (XBRN)	247	52,367
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	5,443
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	10,336
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	6,662
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)*	24,600	37,048
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	24,060
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	63,200	32,674
Shin Zu Shing Co. Ltd. (Taiwan)	13,000	41,256
Shinmaywa Industries Ltd. (Japan)	38,000	321,225
Sinmag Equipment Corp. (Taiwan)	1,000	5,857
Sinotruk Hong Kong Ltd. (China)	86,500	62,759
Sintokogio Ltd. (Japan)	12,400	129,075
SKF AB (Sweden) (Class B Stock)	8,341	169,376
SKP Resources Bhd (Malaysia)	18,600	5,672
SMC Corp. (Japan)	1,200	366,831
Snap-on, Inc.	908	143,464
Sodick Co. Ltd. (Japan)	2,000	23,317

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Spirax-Sarco Engineering PLC (United Kingdom)	12,558	$875,834
Stanley Black & Decker, Inc.	1,999	281,319
Star Micronics Co. Ltd. (Japan)	8,600	139,752
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	11,629
Syncmold Enterprise Corp. (Taiwan)	7,000	16,261
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	13,240	9,245
Toro Co. (The)	1,691	117,169
Toshiba Machine Co. Ltd. (Japan)	19,000	85,500
Tsubakimoto Chain Co. (Japan)	1,000	8,660
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	185	4,152
Valmet OYJ (Finland)	10,317	200,473
Vesuvius PLC (United Kingdom)	35,012	241,952
Vossloh AG (Germany)*	1,276	82,134
WEG SA (Brazil)	15,620	83,548
Wellcall Holdings Bhd (Malaysia)	9,300	4,657
Xylem, Inc.	2,568	142,344
Yangzijiang Shipbuilding Holdings Ltd. (China)	376,500	325,344
Yungtay Engineering Co. Ltd. (Taiwan)	23,000	39,186

		13,583,659

Marine — 0.1%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	12,535
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	20,376
Cia Sud Americana de Vapores SA (Chile)*	2,067,293	78,104
Clarkson PLC (United Kingdom)	2,253	74,088
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	68,060
Dfds A/S (Denmark)	8,241	439,336
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	128,800	65,363
Grindrod Ltd. (South Africa)*	44,152	37,322
Kawasaki Kisen Kaisha Ltd. (Japan)*(a)	41,000	98,778
Kuehne + Nagel International AG (Switzerland)	542	90,613
Matson, Inc.	667	20,037
MISC Bhd (Malaysia)	121,900	212,020
Qatar Navigation QSC (Qatar)	6,360	120,615
Seaspan Corp. (Hong Kong)(a)	10,800	77,111
Sincere Navigation Corp. (Taiwan)	35,000	24,578
Sinotrans Shipping Ltd. (China)	260,500	65,673
SITC International Holdings Co. Ltd. (China)	97,000	76,235
Stolt-Nielsen Ltd. (Norway)	3,470	48,724
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*	76,700	38,810
U-Ming Marine Transport Corp. (Taiwan)	32,000	33,462
Wallenius Wilhelmsen Logistics (Norway)	10,038	59,140
Wisdom Marine Lines Co. Ltd. (Taiwan)*	58,912	60,601
Yang Ming Marine Transport Corp. (Taiwan)*	16,355	6,743

		1,828,324

Media — 0.5%
Aimia, Inc. (Canada)	6,900	9,205
AirMedia Group, Inc. (China), ADR*	8,600	18,403

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	1,394	$31,714
Asatsu-DK, Inc. (Japan)	19,100	478,928
Asian Pay Television Trust (Singapore), UTS	320,800	132,790
Avex Group Holdings, Inc. (Japan)	15,800	212,024
Axel Springer SE (Germany)	1,789	107,610
BEC World PCL (Thailand)	47,700	29,488
Cable One, Inc.	113	80,332
CBS Corp. (Class B Non-Voting Stock)	6,826	435,362
Cheil Worldwide, Inc. (South Korea)	4,279	68,824
Cinemark Holdings, Inc.	2,047	79,526
Cineplex, Inc. (Canada)	1,600	65,219
Cineworld Group PLC (United Kingdom)	13,648	124,738
Cogeco Communications, Inc. (Canada)	1,400	85,514
Comcast Corp. (Class A Stock)	65,212	2,538,051
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	58,859
CyberAgent, Inc. (Japan)	1,500	46,585
Cyfrowy Polsat SA (Poland)*	20,282	135,107
Daiichikosho Co. Ltd. (Japan)	1,700	79,851
Dentsu, Inc. (Japan)	4,700	225,473
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	90,767
Discovery Communications, Inc. (Class C Stock)*	1,905	48,025
Eros International PLC (India)*	1,516	17,358
Eutelsat Communications SA (France)	6,701	170,976
Fuji Media Holdings, Inc. (Japan)	3,400	46,350
Gannett Co., Inc.	4,974	43,373
Grupo Televisa SAB (Mexico), ADR(a)	12,440	303,163
Hakuhodo DY Holdings, Inc. (Japan)	6,000	79,906
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)	150,000	6,338
IMAX China Holding, Inc. (Hong Kong), 144A*	2,900	8,895
Interpublic Group of Cos., Inc. (The)	4,421	108,757
IPSOS (France)	17,180	644,783
JCDecaux SA (France)	2,493	81,737
John Wiley & Sons, Inc. (Class A Stock)	1,870	98,643
Kadokawa Dwango Corp. (Japan)	3,700	47,859
Kinepolis Group NV (Belgium)	1,680	93,274
Lagardere SCA (France)	4,156	131,140
Liberty Broadband Corp. (Class C Stock)*	1,001	86,837
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	304	6,618
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	1,120	23,979
Liberty Media Corp.-Liberty Braves (Class A Stock)*	655	15,648
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	2,070	75,803
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	859	36,061
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,270	219,759
Madison Square Garden Co. (The) (Class A Stock)*	200	39,380
Major Cineplex Group PCL (Thailand)	21,900	21,758

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Media Prima Bhd (Malaysia)	116,500	$25,516
Megacable Holdings SAB de CV (Mexico), UTS	28,900	117,041
Meredith Corp.(a)	521	30,973
Metropole Television SA (France)	15,315	356,072
MNC Investama Tbk PT (Indonesia)*	1,980,600	17,492
Multiplus SA (Brazil)	500	5,780
Naspers Ltd. (South Africa) (Class N Stock)	7,401	1,457,500
Neo Telemedia Ltd. (Hong Kong)	476,000	17,991
Nippon Television Holdings, Inc. (Japan)	3,000	50,580
NOS SGPS SA (Portugal)	13,553	82,253
Omnicom Group, Inc.	2,454	203,437
Pearson PLC (United Kingdom)	31,769	286,047
Plan B Media PCL (Thailand) (Class F Stock)	55,000	9,229
Publicis Groupe SA (France)	5,454	406,504
Quebecor, Inc. (Canada) (Class B Stock)	2,000	66,194
REA Group Ltd. (Australia)	1,518	77,449
Scholastic Corp.	1,134	49,431
Scripps Networks Interactive, Inc. (Class A Stock)(a)	1,853	126,578
SES SA (Luxembourg)	11,681	273,650
Shaw Communications, Inc. (Canada) (Class B Stock)	4,600	100,350
Singapore Press Holdings Ltd. (Singapore)	48,000	112,621
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	63,748
Sky PLC (United Kingdom)	15,168	196,444
Smiles SA (Brazil)	700	12,652
Southern Cross Media Group Ltd. (Australia)	223,513	213,841
Surya Citra Media Tbk PT (Indonesia)	86,000	16,713
Television Broadcasts Ltd. (Hong Kong)	17,000	64,028
Time Warner, Inc.	10,926	1,097,080
Time, Inc.	4,164	59,753
Toei Co. Ltd. (Japan)	7,000	66,487
Toho Co. Ltd. (Japan)	2,700	83,268
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	17,738
TV Asahi Holdings Corp. (Japan)	2,900	52,390
Twenty-First Century Fox, Inc. (Class A Stock)	15,618	442,614
UBM PLC (United Kingdom)	44,800	402,610
VGI Global Media PCL (Thailand)	98,900	16,595
Visi Media Asia Tbk PT (Indonesia)*	286,200	7,731
Vivendi SA (France)	28,897	643,465
Walt Disney Co. (The)	19,128	2,032,349
Woongjin Thinkbig Co. Ltd. (South Korea)*	7,791	56,554
Workpoint Entertainment PCL (Thailand)	10,000	18,399
WPP PLC (United Kingdom)	18,858	397,089

		17,425,026

Metals & Mining — 0.3%
Acacia Mining PLC (United Kingdom)	12,309	47,847
Agnico Eagle Mines Ltd. (Canada)	3,338	150,529
Alamos Gold, Inc. (Canada) (Class A Stock)	10,121	71,802
Alrosa PJSC (Russia)	164,600	241,660
Aneka Tambang Persero Tbk PT (Indonesia)*	387,100	20,159
AngloGold Ashanti Ltd. (South Africa), ADR	25,697	249,775

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
ArcelorMittal (Luxembourg)*	20,598	$467,227
ArcelorMittal South Africa Ltd. (South Africa)*	23,812	9,675
Asahi Holdings, Inc. (Japan)	4,800	79,004
Aurubis AG (Germany)	1,479	116,348
B2Gold Corp. (Canada)*	31,600	88,942
Barrick Gold Corp. (Canada)	16,700	265,670
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	40,800	14,954
Canam Group, Inc. (Canada)	1,900	18,021
Centamin PLC (United Kingdom)	37,681	76,111
Centerra Gold, Inc. (Canada)	10,100	55,142
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	15,672
China Metal Products (Taiwan)	39,220	39,251
China Metal Resources Utilization Ltd. (China), 144A*	32,000	12,337
China Rare Earth Holdings Ltd. (China)*	146,000	8,885
China Silver Group Ltd. (China)	94,000	17,205
China Steel Corp. (Taiwan)	877,013	713,155
Cia Minera Milpo SAA (Peru)*	24,656	25,746
Da Ming International Holdings Ltd. (China)	32,000	13,021
Daido Steel Co. Ltd. (Japan)	16,000	92,264
Detour Gold Corp. (Canada)*	5,900	69,064
Dominion Diamond Corp. (Canada)	4,000	50,339
DRDGOLD Ltd. (South Africa)	39,313	12,480
Eldorado Gold Corp. (Canada)	37,500	99,476
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	97,380	195,073
Feng Hsin Steel Co. Ltd. (Taiwan)	41,000	68,203
Franco-Nevada Corp. (Canada)	2,100	151,525
Gerdau SA (Brazil)	5,200	15,916
Global Ferronickel Holdings, Inc. (Philippines)*	219,333	10,936
Gloria Material Technology Corp. (Taiwan)	41,080	27,223
Gold Fields Ltd. (South Africa), ADR	70,700	246,036
Goldcorp, Inc. (Canada)	23,500	302,992
Grupa Kety SA (Poland)	153	17,951
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	113,700	319,447
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,100	10,928
Harmony Gold Mining Co. Ltd. (South Africa), ADR	48,292	79,682
Hengshi Mining Investments Ltd. (China)*	41,000	11,546
Hsin Kuang Steel Co. Ltd. (Taiwan)	2,000	1,707
IAMGOLD Corp. (Canada)*	18,600	95,955
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	23,803
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	86,600	82,183
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	69,327	34,483
Kinross Gold Corp. (Canada)*	40,000	162,554
Koza Altin Isletmeleri A/S (Turkey)*	2,992	17,413
Krakatau Steel Persero Tbk PT (Indonesia)	415,500	19,161
Magnitogorsk Iron & Steel Works PJSC (Russia)	47,100	26,637

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	3,415	$25,271
Maruichi Steel Tube Ltd. (Japan)	4,100	119,287
Minera Frisco SAB de CV (Mexico) (Class A1 Stock)*	11,900	7,442
Mineral Resources Ltd. (Australia)	20,473	170,609
MMC Norilsk Nickel PJSC (Russia), ADR(a)	12,160	166,957
Munsun Capital Group Ltd. (Hong Kong)*	2,460,000	27,406
Newcrest Mining Ltd. (Australia)	15,451	239,795
Newmont Mining Corp.	9,587	310,523
Nippon Light Metal Holdings Co. Ltd. (Japan)	226,600	539,378
Nisshin Steel Co. Ltd. (Japan)	7,100	78,031
Northern Star Resources Ltd. (Australia)	21,800	79,755
Novolipetsk Steel PJSC (Russia), GDR	4,182	80,964
OZ Minerals Ltd. (Australia)	16,073	91,494
Pan African Resources PLC (United Kingdom)	108,685	19,590
Pan American Silver Corp. (Canada)	5,700	95,864
Paranapanema SA (Brazil)*	19,500	7,770
Philex Mining Corp. (Philippines)	159,100	28,376
Polymetal International PLC (Russia)	9,842	110,372
Randgold Resources Ltd. (United Kingdom), ADR	2,412	213,366
Regis Resources Ltd. (Australia)	18,659	54,301
Resolute Mining Ltd. (Australia)	51,097	46,866
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	24,033
Royal Gold, Inc.	1,034	80,828
Severstal PJSC (Russia), GDR	7,300	95,565
Sibanye Gold Ltd. (South Africa), ADR(a)	13,175	61,000
Sims Metal Management Ltd.	4,356	50,718
Southern Copper Corp. (Peru)(a)	4,700	162,761
St Barbara Ltd. (Australia)*	42,580	95,397
Stalprodukt SA (Poland)	94	13,034
STP & I PCL (Thailand)	65,090	15,598
TA Chen Stainless Pipe (Taiwan)*	66,037	37,647
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	15,577
Tiangong International Co. Ltd. (China)	134,000	11,688
Ton Yi Industrial Corp. (Taiwan)	62,000	29,848
Tung Ho Steel Enterprise Corp. (Taiwan)	83,000	66,013
UACJ Corp. (Japan)	8,000	21,973
United Co. RUSAL PLC (Russia)	41,000	20,120
Usinas Siderurgicas de Minas Gerais SA (Brazil)	10,900	29,052
Vale SA (Brazil), ADR(a)	41,400	362,250
voestalpine AG (Austria)	2,832	131,999
Wheaton Precious Metals Corp. (Canada)	7,500	148,982
Yamana Gold, Inc. (Canada)	49,785	120,163
YC INOX Co. Ltd. (Taiwan)	24,900	21,388
Yieh Phui Enterprise Co. Ltd. (Taiwan)*	147,705	64,773
Yodogawa Steel Works Ltd. (Japan)	10,200	270,041
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	183,500	150,197
Zhidao International Holdings Ltd. (Hong Kong)*	120,000	6,299

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	268,000	$88,564

		9,772,040

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	59,109
AGNC Investment Corp.	12,832	273,193
Annaly Capital Management, Inc.	33,148	399,433
Apollo Commercial Real Estate Finance, Inc.	1,886	34,985
ARMOUR Residential REIT, Inc.(a)	2,595	64,875
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	2,662	84,119
Capstead Mortgage Corp.	9,568	99,794
Chimera Investment Corp.	7,123	132,701
CYS Investments, Inc.	9,221	77,549
Invesco Mortgage Capital, Inc.	5,105	85,305
MTGE Investment Corp.	7,191	135,191
New Residential Investment Corp.	5,688	88,505
PennyMac Mortgage Investment Trust	4,136	75,647
Redwood Trust, Inc.	4,004	68,228
Starwood Property Trust, Inc.	5,936	132,907
Two Harbors Investment Corp.	17,129	169,748

		1,981,289

Multiline Retail — 0.1%
Aeon Co. M Bhd (Malaysia)	33,100	17,274
Big Lots, Inc.(a)	694	33,520
Can Do Co. Ltd. (Japan)	2,100	31,540
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,700	193,439
Dillard’s, Inc. (Class A Stock)(a)	1,040	59,998
Dollar General Corp.	4,031	290,595
Dollar Tree, Inc.*	3,168	221,507
Dollarama, Inc. (Canada)	1,000	95,551
Don Quijote Holdings Co. Ltd. (Japan)	2,600	98,787
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	22,050	174,116
Eslite Spectrum Corp. (The) (Taiwan)	1,000	4,897
Far Eastern Department Stores Ltd. (Taiwan)	139,000	71,958
Golden Eagle Retail Group Ltd. (China)	33,000	45,638
Grupo Sanborns SAB de CV (Mexico)	22,800	26,721
H2O Retailing Corp. (Japan)	4,500	82,103
Harvey Norman Holdings Ltd. (Australia)	17,579	51,620
Hyundai Department Store Co. Ltd. (South Korea)	1,052	101,612
Isetan Mitsukoshi Holdings Ltd. (Japan)	18,900	190,138
Izumi Co. Ltd. (Japan)	1,400	79,606
J Front Retailing Co. Ltd. (Japan)	12,700	195,713
Kohl’s Corp.(a)	4,096	158,392
Lifestyle China Group Ltd. (Hong Kong)*	79,000	26,510
Lojas Americanas SA (Brazil)	700	2,557
Lojas Renner SA (Brazil)	12,430	103,180
Lotte Shopping Co. Ltd. (South Korea)	1,043	276,784
Macy’s, Inc.	6,380	148,271
Magazine Luiza SA (Brazil)	100	7,788
Maoye International Holdings Ltd. (China)	163,000	17,120
Marisa Lojas SA (Brazil)*	5,210	8,068

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Matahari Department Store Tbk PT (Indonesia)	21,000	$22,333
Mitra Adiperkasa Tbk PT (Indonesia)	22,400	11,432
Next PLC (United Kingdom)	1,867	93,768
Nordstrom, Inc.(a)	1,666	79,685
Parkson Retail Group Ltd. (China)	191,500	30,640
Poya International Co. Ltd. (Taiwan)	2,010	25,515
Ripley Corp. SA (Chile)	100,183	76,817
Robinson PCL (Thailand)	24,000	41,125
Ryohin Keikaku Co. Ltd. (Japan)	400	100,112
SACI Falabella (Chile)	42,030	344,218
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	38,409
Takashimaya Co. Ltd. (Japan)	18,000	171,721
Target Corp.	11,198	585,543

		4,436,321

Multi-Utilities — 0.2%
A2A SpA (Italy)	96,738	160,851
AGL Energy Ltd. (Australia)	11,901	233,217
Ameren Corp.	2,997	163,846
Atco Ltd. (Canada) (Class I Stock)	3,200	125,133
Avista Corp.	3,703	157,229
Black Hills Corp.(a)	1,279	86,294
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	115,679
CenterPoint Energy, Inc.	2,827	77,403
Centrica PLC (United Kingdom)	36,327	94,714
CMS Energy Corp.	1,842	85,193
Consolidated Edison, Inc.	4,559	368,458
Dominion Energy, Inc.	4,286	328,436
DTE Energy Co.	2,370	250,722
Engie SA (France)	59,879	903,800
Hera SpA (Italy)	26,146	79,935
Iren SpA (Italy)	58,659	135,851
National Grid PLC (United Kingdom)	40,777	505,249
NiSource, Inc.	4,217	106,943
NorthWestern Corp.	1,555	94,886
Public Service Enterprise Group, Inc.	8,071	347,134
Qatar Electricity & Water Co. QSC (Qatar)	1,209	62,699
REN – Redes Energeticas Nacionais SGPS SA (Portugal)	10,522	32,963
SCANA Corp.	3,240	217,112
Sempra Energy	2,579	290,782
Suez (France)	9,446	174,907
Unitil Corp.	1,234	59,615
Vectren Corp.	1,976	115,477
Veolia Environnement SA (France)	15,226	322,131
WEC Energy Group, Inc.(a)	3,320	203,782
YTL Corp. Bhd (Malaysia)	364,500	123,977
YTL Power International Bhd (Malaysia)	370,365	125,126

		6,149,544

Oil, Gas & Consumable Fuels — 1.0%
Agritrade Resources Ltd. (Hong Kong)	105,000	25,964
AltaGas Ltd. (Canada)	2,900	66,373
Antero Resources Corp.*	2,381	51,453
Bangchak Corp. PCL (Thailand)	77,700	76,625
Blue Ridge Mountain Resources, Inc.*(g)	23,523	210,531

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC (United Kingdom), ADR(a)	68,928	$2,388,355
Cabot Oil & Gas Corp.	2,636	66,111
Caltex Australia Ltd. (Australia)	5,956	144,631
Chevron Corp.	20,205	2,107,988
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,613,200	2,046,140
Cosan SA Industria e Comercio (Brazil)	5,500	57,260
E1 Corp. (South Korea)	1,513	85,676
Enagas SA (Spain)	6,358	178,433
Enbridge, Inc. (Canada), (NYSE)	2,685	106,890
Enbridge, Inc. (Canada), (XTSE)	4,800	191,215
Energy Absolute PCL (Thailand)	68,700	69,772
Energy Earth PCL (Thailand)^	235,500	10,107
Eni SpA (Italy)	45,869	689,315
EQT Corp.	1,914	112,141
Esso Thailand PCL (Thailand)*	106,000	31,516
Exillon Energy PLC (Russia)*	18,241	32,022
Exxon Mobil Corp.	42,526	3,433,124
Formosa Petrochemical Corp. (Taiwan)	74,000	255,215
Gazprom Neft PJSC (Russia), ADR	3,676	56,423
Gazprom PJSC (Russia), ADR(a)	712,520	2,838,829
Grupa Lotos SA (Poland)*	7,555	104,021
HollyFrontier Corp.	3,860	106,034
Idemitsu Kosan Co. Ltd. (Japan)	6,600	187,761
Indo Tambangraya Megah Tbk PT (Indonesia)	19,800	25,712
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	218,200	224,528
JXTG Holdings, Inc. (Japan)	117,000	511,935
Koninklijke Vopak NV (Netherlands)	1,751	81,140
LUKOIL PJSC (Russia), ADR	44,519	2,175,829
MIE Holdings Corp. (Hong Kong)*	234,000	20,370
MOL Hungarian Oil & Gas PLC (Hungary)	5,531	434,418
Neste OYJ (Finland)	2,307	91,037
NewOcean Energy Holdings Ltd. (Hong Kong)*	218,000	66,744
Novatek PJSC (Russia), GDR	2,449	276,171
Occidental Petroleum Corp.	5,070	303,541
OMV AG (Austria)	3,105	161,282
Parkland Fuel Corp. (Canada)	2,100	48,112
Petron Corp. (Philippines)	247,700	47,499
Petronas Dagangan Bhd (Malaysia)	6,300	35,368
Peyto Exploration & Development Corp. (Canada)	2,100	38,088
Polski Koncern Naftowy ORLEN SA (Poland)	20,072	606,292
Qatar Gas Transport Co. Ltd. (Qatar)	15,557	71,999
QGEP Participacoes SA (Brazil)	9,300	16,759
Range Resources Corp.	2,852	66,081
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)(a)	77,462	2,059,712
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	111,616
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	67,367	1,808,571
Semirara Mining & Power Corp. (Philippines)	20,440	64,980
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)	26,300	25,984

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ship Finance International Ltd. (Norway)(a)	2,230	$30,327
Showa Shell Sekiyu KK (Japan)	10,400	96,599
SK Gas Ltd. (South Korea)	902	101,726
Snam SpA (Italy)	31,747	138,549
Star Petroleum Refining PCL (Thailand)	160,500	68,981
Statoil ASA (Norway)	17,734	294,068
Sugih Energy Tbk PT (Indonesia)*^	660,500	5,650
Surgutneftegas OJSC (Russia), ADR(a)	145,560	624,452
Tesoro Corp.	1,426	133,474
Tethys Oil AB (Sweden)	7,682	53,468
Thai Oil PCL (Thailand)	74,600	173,488
TOTAL SA (France)	46,971	2,331,975
TransCanada Corp. (Canada)	4,400	209,753
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,317	95,429
Ultrapar Participacoes SA (Brazil)	6,800	160,717
United Tractors Tbk PT (Indonesia)	51,800	106,615
Valero Energy Corp.	6,432	433,903
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,784	150,991
Whitehaven Coal Ltd. (Australia)*	121,902	268,843
World Fuel Services Corp.	1,498	57,598

		30,640,299

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	25,128	115,728
China Agroforestry Low-Carbon Holdings Ltd. (China)*	160,000	2,462
China Wood Optimization Holding Ltd. (Hong Kong)	28,000	7,671
Chung Hwa Pulp Corp. (Taiwan)	83,838	27,960
Clearwater Paper Corp.*	932	43,571
Daiken Corp. (Japan)	1,200	25,808
Duratex SA (Brazil)	5,990	14,664
Empresas CMPC SA (Chile)	133,479	319,690
Ence Energia y Celulosa SA (Spain)	97,802	401,259
Evergreen Fibreboard Bhd (Malaysia)	112,800	22,069
Fibria Celulose SA (Brazil)	12,400	126,886
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	117,824
Holmen AB (Sweden) (Class B Stock)	4,030	174,912
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	24,301
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	148,000	137,314
Long Chen Paper Co. Ltd. (Taiwan)	36,000	40,346
Miquel y Costas & Miquel SA (Spain)	2,406	87,958
Mondi Ltd. (South Africa)	10,854	281,103
Nippon Paper Industries Co. Ltd. (Japan)	8,400	172,191
Oji Holdings Corp. (Japan)	39,000	201,922
Sappi Ltd. (South Africa)	27,040	179,945
Schweitzer-Mauduit International, Inc.	1,856	69,099
Semapa-Sociedade de Investimento e Gestao (Portugal)	6,998	135,702
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	46,200	58,441
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	15,875	120,095
Ta Ann Holdings Bhd (Malaysia)	28,880	23,812
WTK Holdings Bhd (Malaysia)	68,300	14,085

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
YFY, Inc. (Taiwan)	222,000	$69,301

		3,016,119

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	475	126,154
Beiersdorf AG (Germany)	1,346	141,575
Ci:z Holdings Co. Ltd. (Japan)	1,000	37,799
Edgewell Personal Care Co.*	1,365	103,767
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	1,538	2,068
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,255	312,415
Fancl Corp. (Japan)	7,200	132,358
G&E Herbal Biotechnology Co. Ltd. (Taiwan)*	2,000	4,258
Golden Throat Holdings Group Co. Ltd. (China), 144A	37,500	9,945
Grape King Bio Ltd. (Taiwan)	4,000	26,599
Hengan International Group Co. Ltd. (China)	38,500	284,019
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	135,900	5,078
Kao Corp. (Japan)	5,500	327,021
Karex Bhd (Malaysia)	30,400	12,047
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	35,661
Kose Corp. (Japan)	500	54,835
LG Household & Health Care Ltd. (South Korea)	141	122,515
L’Oreal SA (France)	2,699	562,782
Mandom Corp. (Japan)	2,000	108,506
Microbio Co. Ltd. (Taiwan)*	47,886	37,612
Natura Cosmeticos SA (Brazil)	2,200	16,994
Noevir Holdings Co. Ltd. (Japan)	1,300	66,277
Oriflame Holding AG (Switzerland)*	650	24,418
Pola Orbis Holdings, Inc. (Japan)	1,200	31,748
Real Nutriceutical Group Ltd. (Hong Kong)*	364,000	17,248
Shiseido Co. Ltd. (Japan)	4,300	153,285
TCI Co. Ltd. (Taiwan)	1,000	6,361
Unilever NV (United Kingdom), CVA	20,037	1,106,081
Unilever PLC (United Kingdom)	2,224	120,359
Unilever PLC (United Kingdom), ADR(a)	22,471	1,216,131

		5,205,916

Pharmaceuticals — 1.0%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,738
Allergan PLC	6,227	1,513,721
Ascendis Health Ltd. (South Africa)	10,213	16,889
ASKA Pharmaceutical Co. Ltd. (Japan)	8,800	132,165
Aspen Pharmacare Holdings Ltd. (South Africa)	8,360	183,438
Astellas Pharma, Inc. (Japan)	39,400	482,914
AstraZeneca PLC (United Kingdom)	8,425	564,339
AstraZeneca PLC (United Kingdom), ADR(a)	16,906	576,326
Bayer AG (Germany)	12,498	1,619,871
Bristol-Myers Squibb Co.	11,082	617,489
Catalent, Inc.*	1,865	65,462
Center Laboratories, Inc. (Taiwan)*	11,282	22,527
China Animal Healthcare Ltd. (China)*^	24,000	31

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	$24,856
China Medical System Holdings Ltd. (China)	65,000	112,389
China Resources Pharmaceutical Group Ltd. (China), 144A	118,500	148,015
China Shineway Pharmaceutical Group Ltd. (China)	37,000	37,415
Chugai Pharmaceutical Co. Ltd. (Japan)	2,200	82,425
Consun Pharmaceutical Group Ltd. (China)	65,000	50,463
CSPC Pharmaceutical Group Ltd. (China)	178,000	259,989
Daiichi Sankyo Co. Ltd. (Japan)	14,500	342,242
Daito Pharmaceutical Co. Ltd. (Japan)	2,680	59,102
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	48,000	31,224
Eisai Co. Ltd. (Japan)	3,400	188,114
Eli Lilly & Co.	6,855	564,167
Endo International PLC*	8,507	95,023
Formosa Laboratories, Inc. (Taiwan)	3,000	8,604
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	22,100	28,373
GlaxoSmithKline PLC (United Kingdom), ADR(a)	22,422	966,837
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	8,000	21,974
H. Lundbeck A/S (Denmark)	1,553	87,181
Hanmi Science Co. Ltd. (South Korea)*	1,400	103,171
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	71,915
Hypermarcas SA (Brazil)	8,500	71,096
Impax Laboratories, Inc.*	1,286	20,705
Indivior PLC (United Kingdom)*	52,136	212,295
Johnson & Johnson	25,147	3,326,697
Kalbe Farma Tbk PT (Indonesia)	357,000	43,459
Kissei Pharmaceutical Co. Ltd. (Japan)	3,500	95,056
KYORIN Holdings, Inc. (Japan)	3,500	77,760
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,800	107,874
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	3,800	26,771
Lotus Pharmaceutical Co. Ltd. (Taiwan)*	5,000	9,386
Luye Pharma Group Ltd. (China)	133,500	73,188
Medicines Co. (The)*	243	9,236
Mega Lifesciences PCL (Thailand)	27,100	22,337
Merck & Co., Inc.	24,256	1,554,567
Merck KGaA (Germany)	6,027	729,261
Mitsubishi Tanabe Pharma Corp. (Japan)	3,900	90,215
Mylan NV*	8,804	341,771
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	5,700	89,003
Nippon Shinyaku Co. Ltd. (Japan)	1,000	64,014
Novartis AG (Switzerland)	41,626	3,476,879
Novo Nordisk A/S (Denmark) (Class B Stock)	23,008	988,591
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	10,669
Ono Pharmaceutical Co. Ltd. (Japan)	7,200	157,042
Orion OYJ (Finland) (Class B Stock)	1,390	88,795
Otsuka Holdings Co. Ltd. (Japan)	10,000	426,953
Perrigo Co. PLC(a)	3,532	266,737
Pfizer, Inc.	68,707	2,307,868
Phytohealth Corp. (Taiwan)*	10,000	9,509
Prestige Brands Holdings, Inc.*	676	35,700
Recordati SpA (Italy)	2,603	105,557

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Richter Gedeon Nyrt (Hungary)	8,568	$223,997
Roche Holding AG (Switzerland)	8,797	2,247,765
Rohto Pharmaceutical Co. Ltd. (Japan)	3,700	76,590
Sanofi (France)	22,037	2,111,589
Santen Pharmaceutical Co. Ltd. (Japan)	7,700	104,590
Sawai Pharmaceutical Co. Ltd. (Japan)	5,800	325,742
ScinoPharm Taiwan Ltd. (Taiwan)	10,564	14,496
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	15,792
Shionogi & Co. Ltd. (Japan)	4,300	239,759
Sihuan Pharmaceutical Holdings Group Ltd. (China)	549,000	229,824
Sino Biopharmaceutical Ltd. (Hong Kong)	177,000	156,508
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	9,847
SSY Group Ltd. (Hong Kong)	136,000	55,575
STADA Arzneimittel AG (Germany)(a)	1,735	123,239
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,888
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,200	57,330
Synmosa Biopharma Corp. (Taiwan)	9,605	9,170
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,100	83,814
Takeda Pharmaceutical Co. Ltd. (Japan)	9,000	456,921
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	26,920	894,282
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	19,397
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	59,000	91,185
Towa Pharmaceutical Co. Ltd. (Japan)	900	42,065
Tsumura & Co. (Japan)	2,300	93,422
TTY Biopharm Co. Ltd. (Taiwan)	8,000	26,580
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	8,771
UCB SA (Belgium)	2,696	185,421
Valeant Pharmaceuticals International, Inc.*	15,800	274,624
Vifor Pharma AG (Switzerland)	860	94,994
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	20,400	43,303
YungShin Global Holding Corp. (Taiwan)	15,400	21,889
Zoetis, Inc.	1,950	121,641

		32,388,390

Professional Services — 0.1%
51job, Inc. (China), ADR*	1,200	53,676
Adcorp Holdings Ltd. (South Africa)	11,358	11,716
Advisory Board Co. (The)*	1,274	65,611
Amadeus Fire AG (Germany)	1,021	89,751
Bureau Veritas SA (France)	3,761	83,252
DKSH Holding AG (Switzerland)	902	73,335
Equifax, Inc.	1,030	141,543
Experian PLC (United Kingdom)	12,353	253,520
FTI Consulting, Inc.*	1,725	60,306
Huron Consulting Group, Inc.*	791	34,171
IHS Markit Ltd.*	5,852	257,722
Intertek Group PLC (United Kingdom)	2,654	145,799
McMillan Shakespeare Ltd. (Australia)	4,131	42,548
Meitec Corp. (Japan)	1,600	68,242

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC	4,508	$174,279
Outsourcing, Inc. (Japan)	2,100	102,510
Pagegroup PLC (United Kingdom)	96,253	597,430
Persol Holdings Co. Ltd. (Japan)	14,200	266,793
Recruit Holdings Co. Ltd. (Japan)	10,800	185,867
RELX NV (United Kingdom)	10,452	215,487
RELX PLC (United Kingdom)	11,955	258,433
RPX Corp.*	2,808	39,172
SGS SA (Switzerland)	46	111,536
Sporton International, Inc. (Taiwan)	3,019	15,285
Stantec, Inc. (Canada)	2,700	67,979
Synergie SA (France)	688	33,791
Tanseisha Co. Ltd. (Japan)	8,800	93,807
Teleperformance (France)	1,193	152,969
Verisk Analytics, Inc.*	1,458	123,011
Wolters Kluwer NV (Netherlands)	6,217	262,936
WS Atkins PLC (United Kingdom)	2,252	61,071
Zhaopin Ltd. (Australia), ADR*	3,100	57,443

		4,200,991

Real Estate Management & Development — 1.1%
Aeon Mall Co. Ltd. (Japan)	4,420	87,326
Agung Podomoro Land Tbk PT (Indonesia)	347,000	4,864
Alexander & Baldwin, Inc.	1,678	69,436
Aliansce Shopping Centers SA (Brazil)	2,800	12,585
Allreal Holding AG (Switzerland)*	1,104	199,772
Ananda Development PCL (Thailand)	138,600	21,012
Atrium European Real Estate Ltd. (Netherlands)	17,221	76,922
Attacq Ltd. (South Africa)*	24,578	31,891
Azrieli Group Ltd. (Israel)	2,536	140,873
Bangkok Land PCL (Thailand)	1,163,200	62,663
Bayside Land Corp. (Israel)	101	44,993
Belle Corp. (Philippines)	272,900	20,705
BR Malls Participacoes SA (Brazil)	19,875	71,631
BR Properties SA (Brazil)	7,500	20,398
Brasil Brokers Participacoes SA (Brazil)*	16,200	5,672
BUWOG AG (Austria)*	2,736	78,559
C C Land Holdings Ltd. (Hong Kong)*	322,000	73,444
CA Immobilien Anlagen AG (Austria)	3,421	83,509
Carnival Group International Holdings Ltd. (Hong Kong)*	290,000	26,725
Castellum AB (Sweden)	18,075	265,548
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	35,230
Central China Real Estate Ltd. (China)*	145,000	32,879
Cheung Kong Property Holdings Ltd. (Hong Kong)	248,500	1,944,583
China Aoyuan Property Group Ltd. (China)	290,000	87,333
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	20,352
China Logistics Property Holdings Co. Ltd. (China)*	82,000	25,800
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	73,523
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	7,191
China New City Commercial Development Ltd. (China)*	120,000	21,984

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
China SCE Property Holdings Ltd. (China)	257,000	$116,827
China Vanke Co. Ltd. (China) (Class H Stock)*	99,927	282,651
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	13,227
Chong Hong Construction Co. Ltd. (Taiwan)	25,820	58,276
CIFI Holdings Group Co. Ltd. (China)	376,000	167,223
City Developments Ltd. (Singapore)	217,100	1,691,126
Citycon OYJ (Finland)	260,460	683,476
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	37,500	55,376
Country Garden Holdings Co. Ltd. (China)	717,000	831,704
Crown International Corp. Ltd. (Hong Kong)*	54,000	9,267
Daibiru Corp. (Japan)	2,600	27,099
Daito Trust Construction Co. Ltd. (Japan)	1,100	171,375
Da-Li Development Co. Ltd. (Taiwan)	12,793	11,097
Deutsche EuroShop AG (Germany)	2,621	103,417
Deutsche Wohnen AG (Germany)	10,362	397,046
Deyaar Development PJSC (United Arab Emirates)*	1,297,095	178,934
Entra ASA (Norway), 144A	112,254	1,397,738
Etalon Group Ltd. (Russia), GDR	7,973	28,168
Fabege AB (Sweden)	10,577	203,615
Farglory Land Development Co. Ltd. (Taiwan)	43,000	55,119
Filinvest Land, Inc. (Philippines)	1,339,000	44,285
First Capital Realty, Inc. (Canada)	5,400	82,283
Fullshare Holdings Ltd. (Hong Kong)*	90,000	35,927
Globe Trade Centre SA (Poland)	8,335	21,818
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	62,687
Goldcrest Co. Ltd. (Japan)	2,800	62,051
Grainger PLC (United Kingdom)	58,226	199,444
Great Eagle Holdings Ltd. (Hong Kong)	26,000	132,185
Greattown Holdings Ltd. (China) (Class B Stock)	34,000	25,500
Grupo GICSA SA de CV (Mexico)*	29,200	21,238
Guangdong Land Holdings Ltd. (China)*	62,000	13,098
Guorui Properties Ltd. (China)	100,000	30,083
Hang Lung Group Ltd. (Hong Kong)	47,000	194,467
Hanson International Tbk PT (Indonesia)*	1,385,000	13,624
Helbor Empreendimentos SA (Brazil)*	11,700	7,169
Henderson Land Development Co. Ltd. (Hong Kong)	50,435	281,221
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	30,747
Hongkong Land Holdings Ltd. (Hong Kong)	381,000	2,804,159
Hopefluent Group Holdings Ltd. (China)	74,000	25,296
Huaku Development Co. Ltd. (Taiwan)	28,000	64,624
Huang Hsiang Construction Corp. (Taiwan)	9,000	12,450
Hung Sheng Construction Ltd. (Taiwan)	39,000	25,000
Hydoo International Holding Ltd. (China)*	398,000	46,264
Hysan Development Co. Ltd. (Hong Kong)	48,000	229,075
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,500	14,770
IMMOFINANZ AG (Austria)*	36,734	84,035
Inmobiliaria Colonial SA (Spain)	7,095	61,901
Intershop Holding AG (Switzerland)	414	207,665

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Intiland Development Tbk PT (Indonesia)	350,200	$11,043
Jiayuan International Group Ltd. (Hong Kong)*	68,000	39,468
Kawasan Industri Jababeka Tbk PT (Indonesia)	555,339	13,578
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	35,814
Kerry Properties Ltd. (Hong Kong)	59,000	200,328
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	19,577
LBS Bina Group Bhd (Malaysia)	22,900	10,721
LendLease Group (Australia)	11,984	153,378
Leopalace21 Corp. (Japan)	49,100	305,437
Lippo Karawaci Tbk PT (Indonesia)	906,500	44,879
Liu Chong Hing Investment Ltd. (Hong Kong)	16,000	24,633
Logan Property Holdings Co. Ltd. (China)	202,000	133,191
Longfor Properties Co. Ltd. (China)	136,000	292,061
LPN Development PCL (Thailand)	71,700	25,117
LPS Brasil Consultoria de Imoveis SA (Brazil)*	2,700	3,700
LSR Group PJSC (Russia), GDR	5,240	14,934
LVGEM China Real Estate Investment Co. Ltd. (Hong Kong)	200,000	63,736
Mah Sing Group Bhd (Malaysia)	127,800	48,215
Matrix Concepts Holdings Bhd (Malaysia)	38,700	24,710
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	5,319
Mitsui Fudosan Co. Ltd. (Japan)	124,900	2,992,418
Mobimo Holding AG (Switzerland)*	375	105,277
Modernland Realty Tbk PT (Indonesia)	681,200	13,801
Multiplan Empreendimentos Imobiliarios SA (Brazil)	2,500	49,262
Nam Tai Property, Inc. (China)	2,185	17,479
New World Development Co. Ltd. (Hong Kong)	285,000	361,264
Nexity SA (France)*	5,559	322,640
Open House Co. Ltd. (Japan)	4,200	129,603
Parque Arauco SA (Chile)	33,700	84,881
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	18,236
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	28,785
Powerlong Real Estate Holdings Ltd. (China)	331,000	142,389
PP Properti Tbk PT (Indonesia)	314,000	5,323
Prince Housing & Development Corp. (Taiwan)	212,000	84,980
Property Perfect PCL (Thailand)	965,700	25,017
PSP Swiss Property AG (Switzerland)	17,295	1,618,168
Puradelta Lestari Tbk PT (Indonesia)	194,000	3,140
Quality Houses PCL (Thailand)	519,800	39,478
Radium Life Tech Co. Ltd. (Taiwan)*	138,260	64,754
Realogy Holdings Corp.	2,600	84,370
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	252,400	258,397
Redco Properties Group Ltd. (China), 144A*	52,000	20,910
Robinsons Land Corp. (Philippines)	107,600	51,625
Rojana Industrial Park PCL (Thailand)*	113,780	18,422
Ronshine China Holdings Ltd. (China)*	37,500	36,224
S IMMO AG (Austria)	2,382	34,582

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Sansiri PCL (Thailand)	705,900	$46,963
Savills PLC (United Kingdom)	29,064	333,140
SC Asset Corp. PCL (Thailand)	293,900	28,724
Selvaag Bolig ASA (Norway)	11,770	45,359
Sentul City Tbk PT (Indonesia)*	1,214,100	6,741
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	19,162
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	27,340	43,853
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	51,594
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)*	3,900	6,052
Shenzhen SEG Co. Ltd. (China) (Class B Stock)*	34,400	17,470
Shenzhen Wongtee International Enterprise Co. Ltd. (China) (Class B Stock)*	29,700	16,905
Shining Building Business Co. Ltd. (Taiwan)*	25,000	8,959
Siam Future Development PCL (Thailand)	152,324	26,904
Sinyi Realty, Inc. (Taiwan)	16,498	17,412
Sonae Sierra Brasil SA (Brazil)	2,400	13,938
SP Setia Bhd Group (Malaysia)	43,500	35,354
St. Joe Co. (The)*	3,082	57,788
Sumitomo Realty & Development Co. Ltd. (Japan)	75,000	2,322,619
Sun Frontier Fudousan Co. Ltd. (Japan)	2,500	25,139
Sun Hung Kai Properties Ltd. (Hong Kong)	176,000	2,585,471
Sunshine 100 China Holdings Ltd. (China), 144A*	131,000	48,612
Sunway Bhd (Malaysia)	77,871	71,141
Supalai PCL (Thailand)	60,100	45,999
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	136,663
Swire Properties Ltd. (Hong Kong)	59,800	197,126
Swiss Prime Site AG (Switzerland)*	2,465	224,118
TAG Immobilien AG (Germany)	24,272	382,304
Taiwan Land Development Corp. (Taiwan)	156,882	57,495
Takara Leben Co. Ltd. (Japan)	23,900	107,379
TICON Industrial Connection PCL (Thailand) (Class F Stock)	52,800	22,693
Times Property Holdings Ltd. (China)	123,000	76,855
Tosei Corp. (Japan)	6,400	45,518
Tropicana Corp. Bhd (Malaysia)	79,745	18,020
United Development Co. QSC (Qatar)	23,143	108,082
UOA Development Bhd (Malaysia)	37,500	22,295
Vista Land & Lifescapes, Inc. (Philippines)	543,300	62,574
Vonovia SE (Germany)	105,334	4,190,846
WHA Corp. PCL (Thailand)	429,350	39,940
Wheelock & Co. Ltd. (Hong Kong)	42,000	316,789
Wuzhou International Holdings Ltd. (China)*	254,000	26,707
Xinyuan Real Estate Co. Ltd. (China), ADR	8,100	41,958
Yanlord Land Group Ltd. (Singapore)	588,600	750,229
Yida China Holdings Ltd. (China)	172,000	48,424
Ying Li International Real Estate Ltd. (Singapore)*	342,600	32,852
YNH Property Bhd (Malaysia)*	37,068	12,778

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Yuzhou Properties Co. Ltd. (China)	226,000	$133,614
Zall Group Ltd. (China)*	63,000	35,899

		36,010,951

Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	21,704	89,397
Blue Bird Tbk PT (Indonesia)	45,600	16,456
BTS Group Holdings PCL (Thailand)	346,100	86,601
Canadian National Railway Co. (Canada)	9,200	746,471
CAR, Inc. (China)*	58,000	53,269
Central Japan Railway Co. (Japan)	5,100	832,916
CJ Korea Express Corp. (South Korea)*	343	54,125
ComfortDelGro Corp. Ltd. (Singapore)	44,000	73,493
Cosan Logistica SA (Brazil)*	6,900	13,621
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	52,668
DSV A/S (Denmark)	4,888	300,241
East Japan Railway Co. (Japan)	8,600	823,848
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	39,622
Firstgroup PLC (United Kingdom)*	70,490	115,555
Guangshen Railway Co. Ltd. (China) (Class H Stock)	128,000	63,435
Hankyu Hanshin Holdings, Inc. (Japan)	5,100	183,729
Heartland Express, Inc.	2,036	42,390
Hitachi Transport System Ltd. (Japan)	2,700	63,668
J.B. Hunt Transport Services, Inc.	865	79,044
JSL SA (Brazil)	2,600	5,517
Kansas City Southern	1,920	200,928
Keikyu Corp. (Japan)	5,000	60,302
Keio Corp. (Japan)	17,000	142,498
Keisei Electric Railway Co. Ltd. (Japan)	7,000	187,344
Kintetsu Group Holdings Co. Ltd. (Japan)	31,000	119,600
Knight Transportation, Inc.(a)	1,521	56,353
Landstar System, Inc.	380	32,528
Localiza Rent a Car SA (Brazil)	3,895	53,236
MTR Corp. Ltd. (Hong Kong)	24,730	139,164
Nagoya Railroad Co. Ltd. (Japan)	17,000	79,324
Nankai Electric Railway Co. Ltd. (Japan)	13,000	67,321
National Express Group PLC (United Kingdom)	34,098	162,844
Nikkon Holdings Co. Ltd. (Japan)	13,700	317,727
Nippon Express Co. Ltd. (Japan)	30,000	188,255
Nobina AB (Sweden), 144A	23,862	129,484
Norfolk Southern Corp.	3,671	446,761
Northgate PLC (United Kingdom)	9,689	55,932
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	90,948
Old Dominion Freight Line, Inc.	865	82,383
PKP Cargo SA (Poland)*	3,308	54,052
Sankyu, Inc. (Japan)	20,000	130,844
Seino Holdings Co. Ltd. (Japan)	9,700	129,315
Senko Group Holdings Co. Ltd. (Japan)	19,000	123,721
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	7,565
Tobu Railway Co. Ltd. (Japan)	30,000	163,904
Tokyu Corp. (Japan)	28,000	213,964
Union Pacific Corp.	8,906	969,952
Werner Enterprises, Inc.	2,409	70,704

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
West Japan Railway Co. (Japan)	4,900	$346,702

		8,559,721

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria)*	1,569	101,815
Ardentec Corp. (Taiwan)	37,714	33,457
ASML Holding NV (Netherlands)	6,135	799,716
ASPEED Technology, Inc. (Taiwan)	1,000	22,208
BE Semiconductor Industries NV (Netherlands)	6,750	360,960
Chen Full International Co. Ltd. (Taiwan)	5,000	7,990
China Soft Power Technology Holdings Ltd. (Hong Kong)*	546,000	13,103
ChipMOS TECHNOLOGIES, Inc. (Taiwan)	44,000	43,873
Cirrus Logic, Inc.*	1,374	86,177
Dialog Semiconductor PLC (United Kingdom)*	10,623	453,872
Disco Corp. (Japan)	800	128,313
Everlight Electronics Co. Ltd. (Taiwan)	46,000	74,070
FocalTech Systems Co. Ltd. (Taiwan)	28,000	32,039
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	23,368
Gigasolar Materials Corp. (Taiwan)	1,000	9,061
Global Lighting Technologies, Inc. (Taiwan)	10,000	15,873
Global Unichip Corp. (Taiwan)	3,000	12,716
Grand Plastic Technology Corp. (Taiwan)	1,000	6,442
Greatek Electronics, Inc. (Taiwan)	36,000	58,443
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	5,500	45,100
Holtek Semiconductor, Inc. (Taiwan)*	9,000	16,859
Hua Hong Semiconductor Ltd. (China), 144A	58,000	78,669
Intel Corp.	78,690	2,655,001
JA Solar Holdings Co. Ltd. (China), ADR*	9,400	59,690
King Yuan Electronics Co. Ltd. (Taiwan)	106,000	108,464
Kinsus Interconnect Technology Corp. (Taiwan)	27,000	71,545
KLA-Tencor Corp.	1,133	103,681
Kulicke & Soffa Industries, Inc. (Singapore)*	2,624	49,908
Land Mark Optoelectronics Corp. (Taiwan)	1,000	11,451
Landing International Development Ltd. (Hong Kong)*	4,140,000	40,880
Lite-On Semiconductor Corp. (Taiwan)	27,000	27,936
Malaysian Pacific Industries Bhd (Malaysia)	7,900	24,796
Maxim Integrated Products, Inc.	3,397	152,525
Megachips Corp. (Japan)	2,900	71,697
Melexis NV (Belgium)	2,052	168,499
Nanya Technology Corp. (Taiwan)	47,000	84,552
NXP Semiconductors NV (Netherlands)*	7,172	784,975
On-Bright Electronics, Inc. (Taiwan)	1,000	6,832
OptoTech Corp. (Taiwan)	59,000	34,193
Orient Semiconductor Electronics Ltd. (Taiwan)*	97,000	25,943
Phison Electronics Corp. (Taiwan)	10,000	123,538
Powertech Technology, Inc. (Taiwan)*	53,000	163,492
QUALCOMM, Inc.	26,600	1,468,852
Rambus, Inc.*	2,364	27,021
Rudolph Technologies, Inc.*	2,597	59,341

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SCREEN Holdings Co. Ltd. (Japan)	10,400	$695,682
Semiconductor Manufacturing International Corp. (China)*	338,800	392,447
Shinko Electric Industries Co. Ltd. (Japan)	24,400	207,374
Sigurd Microelectronics Corp. (Taiwan)	31,000	28,062
Silergy Corp. (China)	4,000	77,020
Silicon Integrated Systems Corp. (Taiwan)*	58,000	13,841
Silicon Motion Technology Corp. (Taiwan), ADR	2,300	110,929
Siliconware Precision Industries Co. Ltd. (Taiwan)*	132,000	213,239
Single Well Industrial Corp. (Taiwan)	4,000	4,095
Sitronix Technology Corp. (Taiwan)	7,000	21,585
Solartech Energy Corp. (Taiwan)*	32,000	13,143
Sonix Technology Co. Ltd. (Taiwan)	12,000	13,265
SPI Energy Co. Ltd. (China), ADR*	6,700	5,695
STMicroelectronics NV (Switzerland), (CHI-X)	9,492	136,726
Taiwan Semiconductor Co. Ltd. (Taiwan)	18,000	24,608
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	198,600	6,943,056
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	40,757
Tokyo Electron Ltd. (Japan)	3,300	446,137
Tokyo Seimitsu Co. Ltd. (Japan)	5,100	164,527
Topco Scientific Co. Ltd. (Taiwan)	7,930	24,430
Tyntek Corp. (Taiwan)	37,000	17,928
Ulvac, Inc. (Japan)	4,200	202,660
Unisem M Bhd (Malaysia)	45,000	37,511
United Microelectronics Corp. (Taiwan)	1,743,000	845,950
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	6,750	13,519
Win Semiconductors Corp. (Taiwan)	23,440	128,618
Winbond Electronics Corp. (Taiwan)	292,000	174,944
Xilinx, Inc.	2,475	159,192
Xperi Corp.	1,015	30,247
Youngtek Electronics Corp. (Taiwan)	12,130	17,739

		19,953,862

Software — 0.5%
Activision Blizzard, Inc.	7,724	444,671
Altium Ltd. (Australia)	2,340	15,411
ANSYS, Inc.*	1,159	141,027
Asseco Poland SA (Poland)	7,835	103,118
AVEVA Group PLC (United Kingdom)	2,373	59,990
BAIOO Family Interactive Ltd. (China), 144A	332,000	30,570
CA, Inc.	5,771	198,926
Cadence Design Systems, Inc.*	3,292	110,249
Capcom Co. Ltd. (Japan)	6,100	144,784
CD Projekt SA (Poland)	612	14,207
CDK Global, Inc.(a)	1,344	83,409
Changyou.com Ltd. (China), ADR*(a)	2,700	104,651
Check Point Software Technologies Ltd. (Israel)*	2,274	248,048
ComArch SA (Poland)	115	6,616
Cyberlink Corp. (Taiwan)	11,000	23,247
Dassault Systemes SE (France)	1,670	149,784
Dell Technologies, Inc. (Class V Stock)*	1,580	96,554
Electronic Arts, Inc.*	3,553	375,623

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Feiyu Technology International Co. Ltd. (Hong Kong), 144A*	63,000	$7,753
Forgame Holdings Ltd. (China)*	12,600	22,565
Fuji Soft, Inc. (Japan)	8,200	232,209
Gamania Digital Entertainment Co. Ltd. (Taiwan)	8,000	9,573
Gemalto NV (Netherlands)	2,867	171,954
Koei Tecmo Holdings Co. Ltd. (Japan)	2,000	39,750
Konami Holdings Corp. (Japan)	2,100	116,898
Linx SA (Brazil)	1,900	9,979
Marvelous, Inc. (Japan)(a)	5,600	55,284
Micro Focus International PLC (United Kingdom)	23,459	693,667
Microsoft Corp.	72,442	4,993,427
National Agricultural Holdings Ltd. (China)*^	100,000	15,435
NSD Co. Ltd. (Japan)	3,700	66,723
Open Text Corp. (Canada)	5,200	164,124
Oracle Corp.	44,116	2,211,976
Sage Group PLC (The) (United Kingdom)	19,794	177,374
SAP SE (Germany)	13,870	1,451,795
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	13,500	19,467
SimCorp A/S (Denmark)	1,192	72,186
Software AG (Germany)	11,107	487,156
Square Enix Holdings Co. Ltd. (Japan)	9,100	298,224
SS&C Technologies Holdings, Inc.	2,854	109,622
Symantec Corp.	8,815	249,024
Synopsys, Inc.*	2,663	194,213
Take-Two Interactive Software, Inc.*	1,256	92,165
Temenos Group AG (Switzerland)*	2,399	214,622
TOTVS SA (Brazil)	3,686	33,546
Trend Micro, Inc. (Japan)	2,000	103,366
Ubisoft Entertainment SA (France)*	2,151	122,115
Verint Systems, Inc.*	2,244	91,331
VMware, Inc. (Class A Stock)*	2,274	198,816
Zynga, Inc. (Class A Stock)*	13,437	48,911

		15,126,135

Specialty Retail — 0.3%
Aaron’s, Inc.	2,184	84,958
Abercrombie & Fitch Co. (Class A Stock)(a)	1,890	23,512
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	11,587
Adastria Co. Ltd. (Japan)	1,580	44,035
Advance Auto Parts, Inc.	778	90,707
Alpen Co. Ltd. (Japan)	4,000	71,349
American Eagle Outfitters, Inc.	2,918	35,162
AOKI Holdings, Inc. (Japan)	2,600	33,042
Aoyama Trading Co. Ltd. (Japan)	2,500	89,238
Autobacs Seven Co. Ltd. (Japan)	6,000	97,519
AutoNation, Inc.*(a)	1,616	68,131
AVIC Joy Holdings HK Ltd. (China)*	290,000	3,641
Beauty Community PCL (Thailand)	29,600	9,400
Bed Bath & Beyond, Inc.	3,312	100,685
Best Buy Co., Inc.	3,874	222,096
Bic Camera, Inc. (Japan)	5,600	59,495
Bilia AB (Sweden) (Class A Stock)	2,812	27,799
Buckle, Inc. (The)	852	15,166
Cabela’s, Inc.*	1,126	66,907

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Cashbuild Ltd. (South Africa)	1,238	$33,128
Cato Corp. (The) (Class A Stock)	1,044	18,364
Chico’s FAS, Inc.	3,436	32,367
Children’s Place, Inc. (The)(a)	397	40,534
China Rundong Auto Group Ltd. (China), 144A*	39,000	20,977
China Yongda Automobiles Services Holdings Ltd. (China)	65,500	66,692
Chiyoda Co. Ltd. (Japan)	2,400	62,909
Cia Hering (Brazil)	4,900	29,212
DCM Holdings Co. Ltd. (Japan)	51,500	451,874
Dick’s Sporting Goods, Inc.	2,021	80,496
DNA 2002 PCL (Thailand)*	136,400	3,735
DSW, Inc. (Class A Stock)	2,050	36,285
Express, Inc.*	2,558	17,267
Fast Retailing Co. Ltd. (Japan)	500	167,212
Fielmann AG (Germany)	1,266	97,711
Finish Line, Inc. (The) (Class A Stock)	1,069	15,148
Foot Locker, Inc.	1,837	90,527
GameStop Corp. (Class A Stock)(a)	3,168	68,460
Gap, Inc. (The)(a)	3,701	81,385
Geo Holdings Corp. (Japan)	9,200	95,478
Giordano International Ltd. (Hong Kong)	66,000	37,612
GNC Holdings, Inc. (Class A Stock)(a)	2,886	24,329
Haverty Furniture Cos., Inc.	1,125	28,238
Hengdeli Holdings Ltd. (Hong Kong)*	324,000	29,047
Hennes & Mauritz AB (Sweden) (Class B Stock)	12,639	315,116
Holdsport Ltd. (South Africa)	1,931	8,507
Home Depot, Inc. (The)	4,905	752,427
Home Product Center PCL (Thailand)	171,548	48,480
Honeys Holdings Co. Ltd. (Japan)	3,070	33,207
Industria de Diseno Textil SA (Spain)	10,489	402,831
JB Hi-Fi Ltd. (Australia)(a)	4,494	80,719
JD Sports Fashion PLC (United Kingdom)	118,956	541,855
Kingfisher PLC (United Kingdom)	74,683	292,529
Kohnan Shoji Co. Ltd. (Japan)	13,400	249,844
Komeri Co. Ltd. (Japan)	1,800	45,862
Konaka Co. Ltd. (Japan)	3,100	16,617
Koradior Holdings Ltd. (China)*	14,000	13,874
K’s Holdings Corp. (Japan)	9,100	177,924
Lewis Group Ltd. (South Africa)	10,432	25,964
Lowe’s Cos., Inc.	9,778	758,088
M.Video PJSC (Russia)*	1,130	7,520
Monro Muffler Brake, Inc.	631	26,344
Murphy USA, Inc.*	899	66,625
Nitori Holdings Co. Ltd. (Japan)	900	120,477
Office Depot, Inc.	19,492	109,935
O’Reilly Automotive, Inc.*	959	209,772
Pou Sheng International Holdings Ltd. (Hong Kong)	283,000	50,741
PTG Energy PCL (Thailand)	26,100	14,906
Rent-A-Center, Inc.(a)	2,167	25,397
Ross Stores, Inc.	3,446	198,938
Sanrio Co. Ltd. (Japan)	1,500	29,466
Senao International Co. Ltd. (Taiwan)	12,000	22,608
Shimamura Co. Ltd. (Japan)	600	73,555
Siam Global House PCL (Thailand)	61,519	26,259
Signet Jewelers Ltd.(a)	2,344	148,235

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Staples, Inc.	20,710	$208,550
Super Group Ltd. (South Africa)*	22,070	62,108
Super Retail Group Ltd. (Australia)	9,037	56,949
Symphony Holdings Ltd. (Hong Kong)	330,000	29,580
Tiphone Mobile Indonesia Tbk PT (Indonesia)	84,700	7,795
TJX Cos., Inc. (The)	5,785	417,503
Tractor Supply Co.	1,276	69,172
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	21,521
Ulta Beauty, Inc.*	393	112,925
Urban Outfitters, Inc.*	2,065	38,285
USS Co. Ltd. (Japan)	2,900	57,800
Valora Holding AG (Switzerland)	329	105,167
Via Varejo SA (Brazil), UTS	3,900	12,384
Vitamin Shoppe, Inc.*(a)	971	11,312
WH Smith PLC (United Kingdom)	5,558	124,063
Williams-Sonoma, Inc.	1,317	63,875
Xebio Holdings Co. Ltd. (Japan)	2,400	42,432
Yamada Denki Co. Ltd. (Japan)	25,900	128,776
Yellow Hat Ltd. (Japan)	1,900	45,357

		9,293,592

Technology Hardware, Storage & Peripherals — 0.8%
Advantech Co. Ltd. (Taiwan)	10,555	74,723
Apple, Inc.	79,166	11,401,487
Asustek Computer, Inc. (Taiwan)	72,000	680,022
Aten International Co. Ltd. (Taiwan)	8,000	22,083
Axiomtek Co. Ltd. (Taiwan)	5,000	9,283
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	43,712
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	29,113
Canon, Inc. (Japan)(a)	27,200	925,217
Chicony Electronics Co. Ltd. (Taiwan)	40,365	102,252
CMC Magnetics Corp. (Taiwan)*	429,852	56,347
Darfon Electronics Corp. (Taiwan)	31,000	28,629
DFI, Inc. (Taiwan)	7,000	12,147
Eizo Corp. (Japan)	6,200	244,237
Elitegroup Computer Systems Co. Ltd. (Taiwan)	59,216	39,971
FUJIFILM Holdings Corp. (Japan)	16,500	594,948
Getac Technology Corp. (Taiwan)	30,000	39,918
Gigabyte Technology Co. Ltd. (Taiwan)	56,000	75,453
Hitachi Maxell Ltd. (Japan)	4,400	90,210
Ibase Technology, Inc. (Taiwan)	2,269	4,427
IEI Integration Corp. (Taiwan)	15,660	24,184
Infortrend Technology, Inc. (Taiwan)	33,000	17,412
Inventec Corp. (Taiwan)	276,000	224,791
Jess-Link Products Co. Ltd. (Taiwan)	11,000	10,970
Legend Holdings Corp. (China), 144A	85,500	234,250
Lenovo Group Ltd. (China)	568,000	358,483
Lite-On Technology Corp. (Taiwan)	189,261	310,658
Logitech International SA (Switzerland)	2,875	105,791
Melco Holdings, Inc. (Japan)	2,700	76,958
Micro-Star International Co. Ltd. (Taiwan)	51,000	118,381
Neopost SA (France)	7,755	360,136
NetApp, Inc.	5,306	212,505
Netronix, Inc. (Taiwan)	2,000	4,187
Portwell, Inc. (Taiwan)	13,000	18,497

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Primax Electronics Ltd. (Taiwan)	32,000	$65,576
Qisda Corp. (Taiwan)	188,000	143,568
Quanta Computer, Inc. (Taiwan)	208,000	492,028
Ricoh Co. Ltd. (Japan)	39,700	351,687
Riso Kagaku Corp. (Japan)	4,200	82,128
Ritek Corp. (Taiwan)*	369,398	64,102
Roland DG Corp. (Japan)	1,500	34,263
Samsung Electronics Co. Ltd. (South Korea)	2,907	6,054,763
Sunrex Technology Corp. (Taiwan)	45,612	30,725
Transcend Information, Inc. (Taiwan)	15,000	50,257
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	7,233

		23,927,712

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	99,000	36,372
adidas AG (Germany)	2,266	434,504
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	15,164
ANTA Sports Products Ltd. (China)	41,000	135,449
Arezzo Industria e Comercio SA (Brazil)	1,200	11,776
Asics Corp. (Japan)	3,200	59,471
Belle International Holdings Ltd. (China)	656,000	517,090
Best Pacific International Holdings Ltd. (China)	32,000	28,679
Bijou Brigitte AG (Germany)	651	43,842
Bosideng International Holdings Ltd. (Hong Kong)	698,000	59,866
Brunello Cucinelli SpA (Italy)(a)(g)	2,715	71,341
C.Banner International Holdings Ltd. (China)*	89,000	36,478
Cabbeen Fashion Ltd. (China)	54,000	15,355
Carter’s, Inc.	1,099	97,756
CCC SA (Poland)	722	43,808
China Dongxiang Group Co. Ltd. (China)	624,000	111,053
China Lilang Ltd. (China)	52,000	34,616
Christian Dior SE (France)	765	218,742
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	29,451
Coach, Inc.	3,609	170,850
Cosmo Lady China Holdings Co. Ltd. (China), 144A	101,000	40,972
Daphne International Holdings Ltd. (China)*	76,000	8,058
De Licacy Industrial Co. Ltd. (Taiwan)	14,000	13,482
Deckers Outdoor Corp.*	695	47,441
Eclat Textile Co. Ltd. (Taiwan)	7,191	87,490
Everest Textile Co. Ltd. (Taiwan)	23,000	12,279
Feng TAY Enterprise Co. Ltd. (Taiwan)	15,896	70,247
Fila Korea Ltd. (South Korea)	1,183	88,415
Formosa Taffeta Co. Ltd. (Taiwan)	102,000	102,370
Forus SA (Chile)	5,810	20,393
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	3,202
Fujibo Holdings, Inc. (Japan)	1,300	36,517
Fulgent Sun International Holding Co. Ltd. (Taiwan)	9,000	24,734
Gildan Activewear, Inc. (Canada)	6,300	193,596
Grendene SA (Brazil)	4,000	30,789
Guararapes Confeccoes SA (Brazil)	700	20,035
Gunze Ltd. (Japan)	24,000	86,168

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Handsome Co. Ltd. (South Korea)	1,910	$54,589
Hanesbrands, Inc.(a)	7,912	183,242
Hansae Co. Ltd. (South Korea)	1,986	46,580
Hermes International (France)	170	83,976
HOSA International Ltd. (China)	98,000	30,615
Jinli Group Holdings Ltd. (Taiwan)	13,000	16,068
Kering (France)	1,305	444,369
Kwong Fong Industries Corp. (Taiwan)	21,852	19,889
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	9,600	38,573
Lealea Enterprise Co. Ltd. (Taiwan)	116,258	31,913
LF Corp. (South Korea)	3,906	102,384
Li Ning Co. Ltd. (China)*	87,791	66,738
Li Peng Enterprise Co. Ltd. (Taiwan)*	102,650	28,070
Lululemon Athletica, Inc.*	855	51,018
Luthai Textile Co. Ltd. (China) (Class B Stock)	33,300	36,548
Luxottica Group SpA (Italy)	1,901	110,654
LVMH Moet Hennessy Louis Vuitton SE (France)	3,466	866,694
Makalot Industrial Co. Ltd. (Taiwan)	9,731	46,996
MC Group PCL (Thailand)	30,600	16,485
Michael Kors Holdings Ltd.*	4,419	160,189
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,095
NIKE, Inc. (Class B Stock)	14,477	854,143
Onward Holdings Co. Ltd. (Japan)	11,000	81,356
Paiho Shih Holdings Corp. (Taiwan)	6,000	9,703
Pan Brothers Tbk PT (Indonesia)	225,300	8,384
Pandora A/S (Denmark)	1,650	153,986
Pegas Nonwovens SA (Czech Republic)	858	34,437
Pou Chen Corp. (Taiwan)	257,000	355,392
PRADA SpA (Italy)	17,500	65,066
Puma SE (Germany)	269	103,550
Ralph Lauren Corp.	1,616	119,261
Restoque Comercio e Confeccoes de Roupas SA (Brazil)*	1,442	14,869
Safilo Group SpA (Italy)*	2,483	18,383
Samsonite International SA	32,400	135,361
Sanyo Shokai Ltd. (Japan)	1,500	23,899
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	21,576
Shaw Brothers Holdings Ltd. (China)*	62,000	4,837
Shenzhou International Group Holdings Ltd. (China)	34,000	223,563
Silverman Holdings Ltd. (China)*	124,000	12,866
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	16,014
Tainan Enterprises Co. Ltd. (Taiwan)	17,000	14,478
Tainan Spinning Co. Ltd. (Taiwan)	143,143	61,390
Taiwan Paiho Ltd. (Taiwan)	12,000	45,135
Texwinca Holdings Ltd. (Hong Kong)	48,000	29,202
Toung Loong Textile Manufacturing (Taiwan)	5,000	15,612
TSI Holdings Co. Ltd. (Japan)	7,800	56,243
VF Corp.	4,628	266,573
Victory City International Holdings Ltd. (Hong Kong)	818,000	29,344
Wacoal Holdings Corp. (Japan)	8,000	108,332
Weiqiao Textile Co. (China) (Class H Stock)	93,500	51,425
Xtep International Holdings Ltd. (China)	118,000	45,500
Yondoshi Holdings, Inc. (Japan)	2,000	49,892

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Youngone Corp. (South Korea)	1,621	$48,327
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	145,162
Zig Sheng Industrial Co. Ltd. (Taiwan)	47,000	15,229

		8,742,026

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	15,464	614,003
Amlak Finance PJSC (United Arab Emirates)*	837,217	215,512
Astoria Financial Corp.	4,585	92,388
Capitol Federal Financial, Inc.	6,201	88,116
Deutsche Pfandbriefbank AG (Germany), 144A	34,651	428,548
Genworth MI Canada, Inc. (Canada)	3,200	88,044
Kearny Financial Corp.	7,594	112,771
Malaysia Building Society Bhd (Malaysia)	70,400	21,814
New York Community Bancorp, Inc.	11,148	146,373
Northwest Bancshares, Inc.	4,163	64,984
OneSavings Bank PLC (United Kingdom)	24,085	117,509
Oritani Financial Corp.	3,902	66,529
Paragon Group of Cos. PLC (The) (United Kingdom)	11,451	63,696
Provident Financial Services, Inc.	3,372	85,581
Walker & Dunlop, Inc.*	1,342	65,530
Washington Federal, Inc.	4,253	141,200

		2,412,598

Tobacco — 0.1%
Altria Group, Inc.	3,792	282,390
British American Tobacco Malaysia Bhd (Malaysia)	1,200	12,142
British American Tobacco PLC (United Kingdom)	8,556	583,034
Gudang Garam Tbk PT (Indonesia)	17,100	100,550
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	28,901
Imperial Brands PLC (United Kingdom)	9,027	405,650
Japan Tobacco, Inc. (Japan)(a)	16,900	594,003
KT&G Corp. (South Korea)	2,946	301,351
Reynolds American, Inc.	9,640	626,986
Scandinavian Tobacco Group A/S (Denmark), 144A	12,013	195,590
Universal Corp.	1,341	86,763

		3,217,360

Trading Companies & Distributors — 0.1%
AKR Corporindo Tbk PT (Indonesia)	34,200	16,718
BayWa AG (Germany)	2,600	92,389
Beacon Roofing Supply, Inc.*	1,412	69,187
BEP International Holdings Ltd. (Hong Kong)	120,000	3,843
Bergman & Beving AB (Sweden)	9,368	138,255
Brenntag AG (Germany)	3,957	229,483
Bunzl PLC (United Kingdom)	6,667	198,760
Cramo OYJ (Finland)	2,913	87,198
Daiichi Jitsugyo Co. Ltd. (Japan)	8,000	43,737
Fastenal Co.	2,390	104,037
Ferreycorp SAA (Peru)	122,136	68,094

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Fly Leasing Ltd. (Ireland), ADR*	2,864	$38,521
Greater China Financial Holdings Ltd. (Hong Kong)*	540,000	10,441
Hudaco Industries Ltd. (South Africa)	991	9,726
Inaba Denki Sangyo Co. Ltd. (Japan)	5,200	197,763
Inabata & Co. Ltd. (Japan)	5,300	70,503
Invicta Holdings Ltd. (South Africa)	2,184	9,680
Iwatani Corp. (Japan)	15,000	93,187
Kamei Corp. (Japan)	11,100	151,243
Kuroda Electric Co. Ltd. (Japan)	2,500	49,088
Lumax International Corp. Ltd. (Taiwan)	9,000	17,408
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,900	5,413
MISUMI Group, Inc. (Japan)	5,100	116,890
Mitsui & Co. Ltd. (Japan)	64,300	920,508
Momentum Group AB (Sweden) (Class B Stock)*	9,368	90,625
MSC Industrial Direct Co., Inc. (Class A Stock)	858	73,754
Nagase & Co. Ltd. (Japan)	14,000	213,592
Nishio Rent All Co. Ltd. (Japan)	2,100	67,120
Prosperity International Holdings HK Ltd. (Hong Kong)*	720,000	10,791
Seven Group Holdings Ltd. (Australia)	2,161	18,181
Shanghai Dasheng Agricultural Finance Technology Co. Ltd. (China) (Class H Stock)	200,000	16,644
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	8,200	13,366
Solar A/S (Denmark) (Class B Stock)	889	51,539
Sumitomo Corp. (Japan)	48,100	627,232
Tomoe Engineering Co. Ltd. (Japan)	2,200	35,259
Toromont Industries Ltd. (Canada)	2,000	73,627
Toyota Tsusho Corp. (Japan)	3,400	102,224
Trencor Ltd. (South Africa)	13,094	36,872
W.W. Grainger, Inc.	574	103,624
Wakita & Co. Ltd. (Japan)	9,100	105,754
Watsco, Inc.	569	87,740
Wolseley PLC (Switzerland)	2,837	174,130

		4,644,146

Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	8,543	158,357
Aena SA (Spain), 144A	1,283	250,538
Aeroports de Paris (France)	954	153,778
Airports of Thailand PCL (Thailand)	153,700	213,786
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	10,493
ASTM SpA (Italy)	7,624	131,858
Atlantia SpA (Italy)	6,978	196,288
Auckland International Airport Ltd. (New Zealand)	20,607	107,676
Bangkok Expressway & Metro PCL (Thailand)	265,700	58,271
BBA Aviation PLC (United Kingdom)	30,002	120,109
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	248,000	349,298
CCR SA (Brazil)	12,600	64,200

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
China Merchants Port Holdings Co. Ltd. (China)	92,000	$255,106
CIG Yangtze Ports PLC (Hong Kong)*	28,000	3,334
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	39,960
COSCO Shipping Ports Ltd. (China)	258,000	302,655
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	16,261
Enav SpA (Italy), 144A	100,227	432,234
Flughafen Wien AG (Austria)	2,252	85,440
Flughafen Zurich AG (Switzerland)	2,655	652,069
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,401	123,978
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	41,559
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	9,200	103,666
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	472	99,309
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	84,500	63,963
Hamburger Hafen und Logistik AG (Germany)	9,218	201,803
HNA Infrastructure Co. Ltd. (China) (Class H Stock)	34,000	28,126
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,905
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	98,899
Jasa Marga Persero Tbk PT (Indonesia)	58,100	23,327
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	112,864
Jinzhou Port Co. Ltd. (China) (Class B Stock)	45,900	24,205
Kamigumi Co. Ltd. (Japan)	5,000	52,559
Lingkaran Trans Kota Holdings Bhd (Malaysia)	4,800	6,587
Macquarie Infrastructure Corp.	926	72,598
Mitsubishi Logistics Corp. (Japan)	8,000	106,747
Nissin Corp. (Japan)	29,000	140,646
Nusantara Infrastructure Tbk PT (Indonesia)*	760,400	7,738
Port of Tauranga Ltd. (New Zealand)	9,740	31,773
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	67,792
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	15,026
Prumo Logistica SA (Brazil)*	5,860	18,591
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	212,000	121,800
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	66,649
Santos Brasil Participacoes SA (Brazil)*	10,500	6,434
SATS Ltd. (Singapore)	18,100	67,145
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	9,300	16,795
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	47,327

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
Sociedad Matriz SAAM SA (Chile)	513,004	$47,141
Societa Iniziative Autostradali e Servizi SpA (Italy)	15,629	172,241
TAV Havalimanlari Holding A/S (Turkey)	10,032	53,802
Transurban Group (Australia)	13,694	124,717
Westports Holdings Bhd (Malaysia)	21,300	18,060
Wilson Sons Ltd. (Brazil), BDR	1,700	19,243
Yuexiu Transport Infrastructure Ltd. (China)	100,000	71,718
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	308,000	402,325

		6,281,769

Water Utilities — 0.0%
Aguas Andinas SA (Chile) (Class A Stock)	123,222	72,280
American States Water Co.	1,972	93,493
American Water Works Co., Inc.	2,321	180,922
Aqua America, Inc.	3,148	104,828
California Water Service Group	3,018	111,062
China Water Affairs Group Ltd. (Hong Kong)	88,000	52,863
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	13,400	127,567
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,900	35,321
CT Environmental Group Ltd. (China)	198,000	34,475
Guangdong Investment Ltd. (China)	210,000	289,414
Inversiones Aguas Metropolitanas SA (Chile)	24,639	41,311
Manila Water Co., Inc. (Philippines)	71,500	43,996
Pennon Group PLC (United Kingdom)	11,776	126,556
Severn Trent PLC (United Kingdom)	3,885	110,445
SIIC Environment Holdings Ltd. (Singapore)	123,020	46,461
Taliworks Corp. Bhd (Malaysia)	27,800	9,593
TTW PCL (Thailand)	128,100	39,972
United Utilities Group PLC (United Kingdom)	13,521	152,839

		1,673,398

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	26,300	137,423
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	34,510	549,399
Axiata Group Bhd (Malaysia)	194,800	219,187
China Mobile Ltd. (China)	489,000	5,184,282
DiGi.Com Bhd (Malaysia)	7,600	8,852
Empresa Nacional de Telecomunicaciones SA (Chile)	8,129	88,377
Far EasTone Telecommunications Co. Ltd. (Taiwan)	77,000	196,118
Freenet AG (Germany)	4,430	141,329
Globe Telecom, Inc. (Philippines)	1,110	45,058
Indosat Tbk PT (Indonesia)	42,400	20,662
KDDI Corp. (Japan)	43,300	1,145,182
Maxis Bhd (Malaysia)	33,200	42,925
MegaFon PJSC (Russia), GDR	6,186	56,793
Millicom International Cellular SA (Luxembourg), SDR	2,074	122,673
NTT DOCOMO, Inc. (Japan)	30,200	714,251
Orange Belgium SA (Belgium)	6,962	162,949

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (Canada) (Class B Stock)	4,900	$231,435
SK Telecom Co. Ltd. (South Korea)	1,429	332,284
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	50,334
Taiwan Mobile Co. Ltd. (Taiwan)	51,000	191,973
Tele2 AB (Sweden) (Class B Stock)	8,745	91,645
TIM Participacoes SA (Brazil), ADR	5,660	83,768
T-Mobile US, Inc.*	2,591	157,066
Turkcell Iletisim Hizmetleri A/S (Turkey)	38,886	127,922
Vodacom Group Ltd. (South Africa)	9,533	119,788
Vodafone Group PLC (United Kingdom), ADR	87,360	2,509,853
XL Axiata Tbk PT (Indonesia)*	144,700	37,012

		12,768,540

TOTAL COMMON STOCKS (cost $771,828,678)		858,174,465

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	215,454

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	31,777
Banco Davivienda SA (Colombia) (PRFC)	20,326	223,304
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	29,215
Itau Unibanco Holding SA (Brazil) (PRFC)	86,116	955,285
Itausa – Investimentos Itau SA (Brazil) (PRFC)	126,750	345,101
Shinkin Central Bank (Japan) (PRFC A)	70	144,853

		1,729,535

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	47,798
Embotelladora Andina SA (Chile) (PRFC B)	8,908	37,759
Embotelladora Andina SA (Chile) (PRFC A)	7,705	29,575

		115,132

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	3,800	39,366

Construction Materials — 0.0%
Cementos Argos SA (Colombia) (PRFC)	7,666	26,866
Grupo Argos SA (Colombia) (PRFC)	11,851	75,987
STO SE & Co. KGaA (Germany) (PRFC)	1,684	219,084

		321,937

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	14,010	177,821

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	10,000	49,202
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,000	39,524
Cia Energetica do Ceara (Brazil) (PRFC A)	1,400	19,646

		108,372

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)*	6,400	$125,860

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo – COMGAS (Brazil) (PRFC A)	2,200	30,554

Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	2,599	273,867

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,200	303,367

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	11,600	53,397

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	352	12,898
Marcopolo SA (Brazil) (PRFC)	29,600	25,196
Randon SA Implementos e Participacoes (Brazil) (PRFC)*	11,525	16,003

		54,097

Metals & Mining — 0.0%
Cia Ferro Ligas da Bahia – FERBASA (Brazil) (PRFC)	3,900	12,985

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	3,500	14,685

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	1,986	38,695
Surgutneftegas OJSC (Russia) (PRFC)	1,215,100	587,305
Tatneft PJSC (Russia) (PRFC 3)	14,090	65,328
Transneft PJSC (Russia) (PRFC)	397	1,073,997

		1,765,325

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC)	23,400	100,299

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	468	763,073

Textiles, Apparel & Luxury Goods — 0.0%
Alpargatas SA (Brazil) (PRFC)	6,130	25,442

TOTAL PREFERRED STOCKS (cost $5,543,086)		6,230,568

	Units
RIGHTS* — 0.0%
Food & Staples Retailing — 0.0%
Casa Ley, CVR^(g)	5,004	2,293
Property Development Centers, CVR, expiring 01/30/19^(g)	5,004	85

		2,378

Insurance — 0.0%
Mercuries Life Insurance Co. Ltd. (Taiwan), expiring 07/13/17	4,987	410

Media — 0.0%
Media General, Inc.^	2,019	—

RIGHTS* (continued)	Units	Value
Real Estate Management & Development — 0.0%
Brasil Brokers Participacoes SA (Brazil), expiring 07/19/17(g)	5,526	$100

Textiles, Apparel & Luxury Goods — 0.0%
De Licacy Industrial Co. Ltd. (Taiwan), expiring 07/28/17(g)	1,625	203

TOTAL RIGHTS (cost $5,237)		3,091

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.8%
Health Care Select Sector SPDR Fund	187,668	14,870,812
iShares MSCI India ETF	379,742	12,189,718

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $25,859,987)		27,060,530

UNAFFILIATED FUNDS — 0.2%
Goldman Sachs Local Emerging Markets Debt Fund	1,052,011	6,827,548
HBM Healthcare Investments AG (Class A Stock)	1,152	136,541

TOTAL UNAFFILIATED FUNDS
(cost $7,340,314)		6,964,089

	Units
WARRANTS* — 0.0%
Electrical Equipment & Instruments — 0.0%
Jay Mart PCL (Thailand), expiring 06/05/19(g)	6,937	560

Electronic Equipment, Instruments & Components — 0.0%
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	73

Health Care Providers & Services — 0.0%
Vibhavadi Medical Center PCL (Thailand), expiring 09/30/22(g)	18,192	—

Hotels, Restaurants & Leisure — 0.0%
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	228

Marine — 0.0%
Precious Shipping PCL (Thailand), expiring 06/15/18(g)	1,460	445

Pharmaceuticals — 0.0%
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	64

TOTAL WARRANTS (cost $134)		1,370

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 7.2%
Automobiles — 0.4%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	6,450	$6,440,364
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	1,695	1,695,196
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 144A
1.579%(c)	05/16/22	5,400	5,407,595

			13,543,155

Collateralized Loan Obligations — 3.5%
ACIS CLO Ltd. (Cayman Islands),
Series 2013-2A, Class BR, 144A
2.208%(c)	10/14/22	1,263	1,262,912
Series 2013-2A, Class C1R, 144A
2.458%(c)	10/14/22	2,050	2,050,676
Series 2014-4A, Class A, 144A
2.590%(c)	05/01/26	7,644	7,656,515
AIMCO CLO Series (Cayman Islands),
Series 2014-AA, Class AR, 144A
2.181%(c)	07/20/26	6,500	6,501,333
Series 2017-AA, Class A, 144A
2.593%(c)	07/20/29	5,750	5,749,862
Anchorage Capital CLO 4 Ltd. (Cayman Islands),
Series 2014-4A, Class A1AR, 144A
2.312%(c)	07/28/26	7,450	7,451,826
Apidos CLO XIX (Cayman Islands),
Series 2014-19A, Class A1R, 144A
2.358%(c)	10/17/26	2,350	2,353,622
Atrium X (Cayman Islands),
Series 10A, Class AR, 144A
2.036%(c)	07/16/25	6,650	6,657,536
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A
4.693%(c)	07/15/29	6,500	6,500,000
Cedar Funding V CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 144A
2.768%(c)	07/17/28	9,000	9,057,006
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class A1A, 144A
2.568%(c)	12/31/27	8,684	8,695,764
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 144A
2.469%(c)	07/15/26	6,450	6,451,701
Jamestown CLO VI Ltd. (Cayman Islands),
Series 2015-6A, Class A1AR, 144A
2.440%(c)	02/20/27	6,950	6,950,000
Jamestown CLO X Ltd. (Cayman Islands),
Series 2017-10A, Class A1, 144A
2.320%(c)	07/17/29	6,500	6,490,250
Neuberger Berman CLO XIX Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 144A
2.340%(c)	07/15/27	6,950	6,950,000
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A
2.296%(c)	10/20/26	8,600	8,608,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Sound Point CLO XV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 144A
2.496%(c)	01/23/29	2,000	$2,006,830
TICP CLO VI Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A
2.434%(c)	01/15/29	5,650	5,705,565
Voya CLO 2017-3 Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 144A
2.550%(c)	07/20/30	2,900	2,900,000

			110,000,130

Credit Cards — 0.5%
CARDS II Trust (Canada),
Series 2017-1A, Class A, 144A
1.529%(c)	04/18/22	4,750	4,754,043
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,968,968
Series 2017-2A, Class A, 144A
1.980%	04/15/22	4,400	4,398,899

			14,121,910

Student Loans — 2.8%
Access Group, Inc.,
Series 2015-1, Class A, 144A
1.916%(c)	07/25/56	1,931	1,930,986
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
2.016%(c)	02/25/41	1,034	1,020,191
Chase Education Loan Trust,
Series 2007-A, Class A3
1.365%(c)	12/28/23	452	450,678
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 144A
2.566%(c)	07/26/66	4,948	4,954,470
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
1.916%(c)	02/25/39	2,054	2,028,199
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 144A
1.896%(c)	05/25/39	2,530	2,493,670
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 144A
2.216%(c)	12/25/56	3,477	3,485,119
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 144A
2.016%(c)	04/26/32	7,800	7,621,105
Higher Education Funding I,
Series 2014-1, Class A, 144A
2.239%(c)	05/25/34	3,909	3,892,787
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3
2.262%(c)	07/20/43	2,850	2,801,857
Navient Student Loan Trust,
Series 2016-5A, Class A, 144A
2.466%(c)	06/25/65	10,065	10,223,732
Series 2016-7A, Class A, 144A
2.366%(c)	03/25/66	5,045	5,098,748
Series 2017-2A, Class A, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
2.266%(c)	12/27/66	9,228	$9,282,895
Nelnet Student Loan Trust,
Series 2006-1, Class A5
1.296%(c)	08/23/27	2,973	2,964,550
Series 2006-1, Class A6, 144A
1.636%(c)	08/23/36	4,950	4,756,493
Series 2013-5A, Class A, 144A
1.846%(c)	01/25/37	841	838,751
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3
2.006%(c)	10/25/37	3,350	3,367,856
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1
2.056%(c)	07/25/41	2,047	2,042,675
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
1.342%(c)	07/30/18	16	15,643
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
2.366%(c)	09/25/65	5,027	5,076,034
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.922%(c)	10/28/41	1,578	1,555,556
SLC Student Loan Trust,
Series 2006-2, Class A5
1.346%(c)	09/15/26	3,346	3,337,413
SLM Student Loan Trust,
Series 2004-8A, Class A6, 144A
1.786%(c)	01/25/40	3,700	3,652,010
Series 2005-3, Class A5
1.246%(c)	10/25/24	1,510	1,507,324
Series 2005-5, Class A5
1.906%(c)	10/25/40	1,050	1,026,439
South Carolina Student Loan Corp.,
Series 2010-1, Class A2
2.156%(c)	07/25/25	649	654,764
Series 2014-1, Class A1
1.801%(c)	05/01/30	3,450	3,409,877

			89,489,822

TOTAL ASSET-BACKED SECURITIES (cost $225,988,844)			227,155,017

BANK LOANS(c) — 1.9%
Aerospace & Defense — 0.1%
Rexnord LLC/RBS Global, Inc.,
Term Loan B Refinancing
3.903%	08/21/23	524	524,081
TransDigm, Inc., Tranche Term Loan F
4.226%	06/09/23	1,017	1,015,704

			1,539,785

Airlines — 0.0%
Air Canada,
Refinanced Term Loan
3.460%	10/06/23	150	150,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Airlines (continued)
Delta Air Lines, Inc., 2014 Term Loan B-1
3.617%	10/18/18		1,163	$1,167,815

				1,318,315

Asset Management — 0.0%
Victory Capital Holdings,
Initial Term Loan
8.796%	10/29/21	(g)	112	112,692

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Term Loan
3.470%	03/08/24		124	122,915

Building Products — 0.0%
American Builders & Contractors Supply Co., Inc.,
Additional Term Loan B-1
3.726%	10/31/23		523	523,943
JELD-WEN, Inc.,
Term Loan B-3
4.296%	07/01/22		248	250,116

				774,059

Capital Markets — 0.0%
SS&C European Holdings,
Term Loan B (First Lien)
3.476%	07/08/22		193	193,839
Term Loan B-2
3.476%	07/08/22		12	11,757

				205,596

Chemicals — 0.1%
Alpha 3 B.V.,
Initial Term Loan B-1
4.296%	01/31/24		675	676,350
Ashland LLC,
Term Loan B
3.139%	05/25/24	^	100	100,375
Axalta Coating Systems Dutch Holding B B.V.,
Term Loan
3.000%	06/03/24		1,187	1,189,683
Candy Intermediate Holdings, Inc.,
Term Loan
8.000%	06/15/23	(g)	25	23,846
Charter NEX Films, Inc.,
Initial Term Loan (First Loan)
4.294%	05/31/23		50	49,979

				2,040,233

Commercial Services — 0.0%
Ancestry.com Operations Inc.,
Term Loan (First Lien)
4.340%	10/19/23		124	124,755
Greenrock Finance, Inc.,
Term Loan
3.500%	06/05/24		25	25,171

				149,926

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Commercial Services & Supplies — 0.0%
Advanced Disposal,
Additional Term Loan
3.939%	11/10/23		801	$804,567
Seminole Tribe of Florida, Inc.,
Term Loan B
3.456%	06/26/24		100	100,125

				904,692

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
Initial Term Loan (First Lien)
4.726%	05/10/24		50	50,250
Exopack Holding Corp.,
USD Term Loan Retired 6/29/2017
4.647%	05/08/19		500	496,875
Sig Combibloc Holdings S.C.A,
Initial Dollar Term Loan
4.226%	03/11/22		761	764,783

				1,311,908

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Term Loan
5.500%	06/28/24		200	200,000
Bright Horizons Family Solutions LLC,
Initial Term Loan (First Lien)
4.726%	11/07/23		393	394,729

				594,729

Diversified Financial Services — 0.0%
Flex Acquisition Company, Inc.,
Initial Term Loan
4.398%	12/16/23		625	627,188
Fortress Investment Group LLC,
Term Loan
2.250%	06/10/22		200	201,083

				828,271

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
4.000%	06/30/19		1,675	1,659,645

Electric Utilities — 0.0%
Pike Corp.,
Term Loan (First Lien)
4.980%	03/01/24		1,072	1,083,036

Electronic Equipment, Instruments & Components — 0.0%
Energy Solutions LLC,
Term Loan Advance
6.980%	05/29/20	^(g)	1,014	1,018,693

Energy Equipment & Services — 0.0%
FTS International, Inc.,
Term Loan
5.976%	04/16/21		300	241,250

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
Initial Term Loan (Second Lien)
8.710%	01/27/25		800	778,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Food & Staples Retailing (continued)
Tranche Term Loan B (First Lien)
4.968%	01/27/24		825	$799,219
Rite Aid Corporation,
Tranche 2 Term Loan (Second Lien)
5.105%	06/21/21		600	601,375
US Foods, Inc.,
Initial Term Loan
3.980%	06/27/23		1,030	1,034,064

				3,212,658

Food Products — 0.1%
Blue Buffalo Pet Products, Inc.,
Term Loan B (First Lien)
3.216%	05/17/24	^	615	619,280
Shearer’s Foods LLC,
Term Loan (First Lien)
5.234%	06/30/21	(g)	584	581,069
Term Loan (Second Lien)
7.897%	06/30/22	^(g)	600	579,000

				1,779,349

Health Care Equipment & Supplies — 0.0%
Sterigenics-Nordion Holdings LLC,
Incremental Term Loan
4.150%	05/15/22	^(g)	324	323,277

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc.,
2016 New Term Loan
5.159%	04/28/22		573	562,041
Initial Term Loan
4.474%	04/28/22		693	679,240
American Renal Holdings Inc.,
Term Loan
5.500%	06/14/24	^	675	672,469
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.151%	01/27/21		366	365,684
Envision Healthcare Corp.,
Initial Term Loan
4.300%	12/01/23		25	25,075
MPH Acquisition Holdings LLC,
Initial Term Loan
4.296%	06/07/23		624	625,302
U.S. Renal Care, Inc.,
Term Loan B
5.546%	12/30/22		1,285	1,245,107
Weight Watchers International, Inc.,
Initial Tranche Term Loan B-12
4.400%	04/02/20		274	263,967

				4,438,885

Healthcare Equipment & Supplies — 0.0%
Air Methods Corp.,
Term Loan
4.796%	04/12/24		148	145,918

Healthcare-Services — 0.0%
HCA, Inc.,
Term Loan B9 (First Lien)
3.226%	03/17/23		944	945,812

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Healthcare-Services (continued)
Team Health Holdings, Inc.,
Initial Term Loan
3.976%	01/12/24		100	$99,052

				1,044,864

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B-3
3.546%	02/28/24		1,315	1,313,127
Eldorado Resorts, Inc.,
Term Loan
3.563%	03/16/24		150	148,409
Four Seasons Holdings Inc.,
Additional Term Loan
3.726%	06/27/20		453	457,264
Intrawest Resorts Holdings, Inc.,
Term Loan
5.500%	06/28/24	^	225	225,281
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.908%	04/14/21		388	388,891
NPC International, Inc.,
Term Loan
6.000%	04/19/24		150	150,469

				2,683,441

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term Loan B-4
3.976%	01/12/24		187	187,352

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.,
Initial Term Loan
3.192%	05/19/22		125	124,272
Calpine Corporation,
Term Loan USD
2.980%	11/30/17	^	91	90,909

				215,181

Insurance — 0.1%
Asurion LLC,
Replacement Term Loan B-4
4.476%	08/04/22		625	627,736
Term Loan (Second Lien)
8.726%	03/03/21		1,175	1,179,896
Sedgwick Claims Management Services, Inc.,
Initial Term Loan (First Lien)
3.976%	03/01/21		393	393,000
Sedgwick Holdings,
2016 New Term Loan
4.546%	03/01/21		495	495,619
USI, Inc.,
Initial Term Loan
4.180%	05/16/24		100	99,275

				2,795,526

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
IT Services — 0.1%
EVO Payments International LLC,
Initial Term Loan (First Lien)
6.230%	12/08/23	(g)	673	$680,256
First Data Corp.,
2024 New Dollar Term Loan
3.716%	04/26/24		927	926,078
Vantiv LLC,
Term Loan B
3.659%	10/14/23		979	984,770

				2,591,104

Machinery — 0.1%
Clark Equipment Co.,
Tranche Term Loan B
3.929%	05/10/24		100	99,906
Crosby US Acquisition Corp.,
Initial Term Loan (First Lien)
4.172%	11/23/20		846	765,405
Gates Global LLC,
Initial Dollar Term Loan B-1
4.546%	04/01/24		792	792,297

				1,657,608

Media — 0.2%
Acosta, Inc.,
Term Loan B
4.476%	09/26/21		174	156,006
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan
3.466%	12/15/23		100	99,875
Cable One, Inc.,
Incremental Term Loan B-1
3.430%	04/12/24	^(g)	100	100,250
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.339%	06/07/23		147	138,894
Charter Communications Operating LLC,
Term Loan H-1
3.230%	01/15/22		543	544,181
Clear Channel Communications, Inc.,
Incremental 2021 Term Loan H
4.202%	07/30/19		225	183,000
Entercom Radio, LLC,
Term Loan B
4.702%	11/01/23		95	95,703
Getty Images, Inc.,
Initial Term Loan
4.796%	10/18/19		1,663	1,529,725
iHeartCommunications, Inc.,
Tranche Term Loan D
7.976%	01/30/19		50	40,650
Lions Gate Entertainment, Inc.,
Term Loan B
4.226%	12/08/23		73	73,695
McGraw-Hill Global Education Holdings LLC,
Term Loan B (First Lien)
5.226%	05/04/22		398	391,930

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Media (continued)
NEP Group, Inc.,
Amendment No. 5 (First Lien)
4.476%	07/21/22		75	$74,977
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.476%	01/22/20		1,055	1,054,788
Term Loan (Second Lien)
10.039%	07/22/20	(g)	525	529,375
Nielsen Finance LLC,
Class B-4 Term Loan
3.096%	10/04/23		174	174,145
Univision Communications, Inc.,
2017 Replacement Repriced Term Loan (First Loan)
3.976%	03/15/24		623	611,476
Virgin Media Bristol LLC,
Facility Loan I
3.909%	01/31/25		1,250	1,250,000
WMG Acquisition Corp.,
Tranche Term Loan D
3.716%	11/01/23		90	89,944

				7,138,614

Metals & Mining — 0.0%
Atkore International, Inc.,
Initial Incremental Term Loan (First Lien)
4.300%	12/22/23		387	389,544

Oil, Gas & Consumable Fuels — 0.1%
EagleClaw Midstream Services LLC,
Initial Term Loan
5.466%	06/07/24	^	175	172,813
Magnum Hunter Resources Corp.,
Exit Term Loan
8.000%	05/06/19	^(g)	37	36,513
MEG Energy Corp.,
Initial Term Loan
4.680%	12/31/23		848	823,311
Murray Energy Corporation,
Term Loan
8.546%	04/16/20		722	706,802

				1,739,439

Packaging & Containers — 0.1%
Berry Plastics Corporation,
Term Loan I
3.617%	10/01/22		879	879,487
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.226%	02/05/23		885	886,257

				1,765,744

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
3.976%	05/20/21		520	524,707
Endo Luxembourg Finance Co.,
Term Loan B
5.500%	04/12/24		825	830,543

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals,
Series F Tranche Term Loan B
5.830%	04/01/22		1,350	$1,367,223

				2,722,473

Software — 0.1%
BMC Software Finance, Inc.,
Initial Tranche Term Loan B-1
5.226%	09/10/22		809	811,261
Checkout Holding Corp.,
Term Loan B (First Lien)
4.726%	04/09/21	(g)	1,143	948,298
Infor US, Inc.,
Tranche Term Loan B-6
4.046%	02/01/22		669	664,824
MA FinanceCo. LLC,
Initial Term Loan
4.030%	04/18/24		39	38,664
4.030%	04/21/24		261	261,111
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
5.046%	04/09/21		806	808,140
Initial Term Loan (Second Lien)
8.296%	04/11/22	(g)	490	491,539

				4,023,837

Specialty Retail — 0.1%
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.339%	10/25/20		597	446,704
Petsmart Inc.,
Tranche Term Loan B-2
4.220%	03/11/22		1,228	1,137,500

				1,584,204

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.,
U.S. Term Loan B-2
3.976%	04/29/23		25	25,011

Telecommunications — 0.1%
Colorado Buyer, Inc.,
Initial Term Loan (First Lien)
4.170%	03/14/24		400	402,300
Initial Term Loan (Second Lien)
8.420%	03/14/25	^	50	50,625
Sprint Communications, Inc.,
Initial Term Loan
3.750%	01/31/24		948	947,117

				1,400,042

Trading Companies & Distributors — 0.1%
Avolon LLC,
Initial Term Loan B-1
3.462%	07/20/20		50	50,321
Initial Term Loan B-2
3.978%	07/07/77		475	478,054
HD Supply Inc.,
Term Loan B-1
4.046%	08/13/21		631	633,710

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (continued)
Trading Companies & Distributors (continued)
Spin Holdco, Inc.,
Term Loan B
4.966%	11/14/22		973	$967,117
Univar USA Inc.,
Term Loan B-2
3.976%	07/01/22		667	667,225

				2,796,427

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd.,
Initial Term Loan B (First Lien)
4.940%	05/27/24		350	352,042

TOTAL BANK LOANS (cost $59,267,640)				58,918,285

CORPORATE BONDS — 13.4%
Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		2,600	2,602,574
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		2,050	2,172,299
4.450%	06/12/25		650	696,378

				5,471,251

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		3,500	3,567,578
5.875%	08/02/21		2,750	3,066,619
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		1,175	1,188,770
3.500%	07/10/19		1,780	1,821,374
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, EMTN
3.760%	07/20/17	MXN	720	39,592

				9,683,933

Banks — 3.3%
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	4,020	239,127
Bank Negara Malaysia Monetary Notes (Malaysia),
Notes
3.534%(s)	07/20/17	MYR	130	30,244
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		3,000	2,898,999
3.824%(c)	01/20/28		2,350	2,390,805
4.000%	04/01/24		2,700	2,829,244
4.125%	01/22/24		2,500	2,638,143
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18		2,750	2,755,734
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47		425	453,535

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (France),
Sub. Notes, MTN, 144A
4.375%	09/28/25			1,350	$1,399,352
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20			1,250	1,255,415
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21			3,600	3,623,890
Sub. Notes
4.125%	07/25/28			1,575	1,598,820
4.600%	03/09/26			925	970,640
Compass Bank,
Sr. Unsec’d. Notes, BKNT
2.750%	09/29/19			1,425	1,436,035
Credit Agricole SA/London (France),
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/10/27			1,325	1,386,212
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19			1,625	1,635,691
Sub. Notes, 144A
6.500%	08/08/23			475	533,805
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28			950	981,997
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19			450	451,674
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23		DOP	6,230	132,514
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
18.253%(s)	09/14/17	(g)	EGP	5,000	265,616
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(c)	03/13/23			2,175	2,216,214
3.400%	03/08/21			875	899,322
ING Bank NV (Netherlands),
Sub. Notes, EMTN
4.125%(c)	11/21/23			2,775	2,835,390
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22			775	789,761
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24			275	303,789
Sr. Unsec’d. Notes
3.875%	01/16/18			500	504,624
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49			2,200	2,290,750
Sr. Unsec’d. Notes
2.972%	01/15/23			3,500	3,541,633
3.250%	09/23/22			4,675	4,791,048
4.260%(c)	02/22/48			675	706,125

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase Bank NA,
Gtd. Notes, EMTN, 144A
19.149%(s)	02/15/18	(g)	EGP	5,000	$244,600
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24		IDR	10,300,000	839,011
Unsec’d. Notes, EMTN, 144A
7.875%	04/17/19		IDR	2,000,000	153,292
8.375%	03/17/34		IDR	6,500,000	525,023
9.000%	03/19/29		IDR	11,280,000	961,532
18.667%(s)	05/17/18	(g)	EGP	5,075	237,480
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18		IDR	21,501,000	1,603,691
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23			1,600	1,648,000
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18			10,000	9,967,210
Macquarie Bank Ltd. (Australia),
Sub. Notes, MTN, 144A
6.625%	04/07/21	(g)		318	358,364
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.850%	03/01/26			600	626,639
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21			1,700	1,699,986
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27			3,550	3,575,525
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24			4,575	4,695,130
Sr. Unsec’d. Notes, MTN
2.553%(c)	10/24/23			2,500	2,543,410
3.875%	04/29/24			1,475	1,532,951
Santander Bank NA,
Sub. Notes
8.750%	05/30/18			1,725	1,828,466
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20			1,150	1,147,062
3.450%	08/27/18			700	709,820
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23			1,275	1,366,823
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.000%	03/19/29		IDR	1,000,000	85,242
Sr. Unsec’d. Notes, EMTN, 144A
6.625%	05/17/33		IDR	1,500,000	102,794
8.750%	05/19/31		IDR	2,672,000	225,178
9.000%	03/19/29		IDR	2,168,000	184,805
9.000%	03/19/29		IDR	2,124,000	181,054
9.000%	03/19/29		IDR	1,713,000	146,020
9.000%	03/19/29		IDR	1,288,000	109,792
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29		IDR	5,373,000	458,006
9.000%	03/19/29		IDR	1,000,000	85,242

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,600	$2,615,525
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31	1,000	992,180
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	3,401,379
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	3,800	3,891,743
4.625%	04/12/27	1,425	1,499,120
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	3,525	3,432,493
Westpac Banking Corp. (Australia),
Sub. Notes, GMTN
4.322%(c)	11/23/31	1,500	1,537,394

			103,998,130

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	4,875	4,940,364
3.650%	02/01/26	7,350	7,572,485
4.900%	02/01/46	600	677,185
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	590,023
3.000%	07/15/26	825	793,522
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,872,994

			17,446,573

Chemicals — 0.3%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	1,875	1,848,263
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	513	536,311
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20	1,350	1,353,020
2.750%	06/01/22	450	449,731
3.125%	06/01/24	375	376,900
3.450%	06/01/27	5,550	5,586,658
Westlake Chemical Corp.,
Gtd. Notes
3.600%	08/15/26	650	645,124

			10,796,007

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,205,594
5.500%	12/08/41	500	612,465

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22			1,900	$1,943,856

					3,761,915

Computers — 0.1%
DXC Technology Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/24			1,475	1,526,078
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25	(a)		1,100	1,153,238

					2,679,316

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22			1,950	2,089,874
American Express Co.,
Sub. Notes
3.625%	12/05/24			875	895,354
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN, 144A
18.407%(s)	11/02/17	(g)	EGP	5,000	258,736
Gtd. Notes, MTN, 144A
19.607%(s)	08/10/17	(g)	EGP	5,830	315,701
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35			1,583	1,722,918
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18			1,550	1,640,438
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17			625	625,138
2.600%	01/15/19			850	854,539
3.000%	08/15/19			2,100	2,129,606
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22			2,650	2,711,732

					13,244,036

Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36			1,875	2,408,835
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20			2,825	2,839,594
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22			3,325	3,329,612
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26			1,100	1,053,319
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22			1,150	1,174,887

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42		1,919	$2,032,574
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	(a)	1,350	1,395,773
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		1,350	1,296,000
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	978,600
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,830,806
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		2,225	2,208,789

				20,548,789

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		1,350	1,381,388

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		1,425	1,446,315
3.950%	07/15/25		625	642,669
4.375%	06/01/46		1,200	1,175,201
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20		1,150	1,156,063

				4,420,248

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27		3,100	3,121,331

Healthcare-Products — 0.7%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		2,004	2,028,537
2.894%	06/06/22		3,325	3,335,394
3.363%	06/06/24		4,925	4,936,259
4.685%	12/15/44		900	926,879
CR Bard, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/26		2,510	2,518,120
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		850	862,317
3.150%	03/15/22		1,525	1,578,126
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21		575	580,977
3.375%	11/01/25		1,325	1,348,435

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	1,700	$1,713,801
3.650%	12/15/25	1,050	1,080,223

			20,909,068

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	850	848,525
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,208,218
4.750%	07/15/45	1,575	1,809,143

			3,865,886

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	2,075	2,056,531
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,412,469
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	2,025	2,062,625
4.800%	07/10/45	1,275	1,360,774
Brighthouse Financial, Inc.,
Gtd. Notes, 144A
3.700%	06/22/27	650	642,104
Chubb Corp. (The),
Gtd. Notes
3.408%(c)	03/29/67	925	918,063
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	250	277,514
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	275	277,329
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,251,998
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, MTN, 144A
2.500%	01/15/20	2,575	2,579,238
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	677,166
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	925	934,320

			17,450,131

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	2,500	2,605,983

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22		2,625	$2,590,455
2.875%	03/01/21		1,375	1,395,285

				3,985,740

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		1,300	1,330,541

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	(a)	2,600	2,718,045
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		3,400	3,622,584
4.908%	07/23/25		3,975	4,294,268
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		450	480,058
5.500%	09/01/41		670	720,026

				11,834,981

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		480	632,062

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23		9,470	11,899,888

Oil & Gas — 0.4%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		210	205,133
5.550%	03/15/26	(a)	600	670,503
6.450%	09/15/36		1,150	1,353,656
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23		425	414,798
4.250%	01/15/44		1,845	1,728,152
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27	(a)(g)	725	690,655
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24	(a)	290	295,672
4.150%	11/15/34		1,025	1,030,020
4.950%	03/15/26		875	974,504
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		325	334,936
4.750%	05/15/42		935	906,510
5.600%	07/15/41		550	571,218

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22	(g)	2,240	$744,782
6.000%	11/15/26		520	192,400
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		153	135,252
5.625%	01/23/46		530	469,845
6.375%	02/04/21		53	57,362
6.375%	01/23/45		60	58,500
6.625%	06/15/35		20	20,675
Gtd. Notes, MTN
5.500%	02/04/19		80	83,520
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		1,450	1,489,747
3.950%	07/15/22		425	445,342
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43		775	829,280

				13,702,462

Oil & Gas Services — 0.0%
FTS International, Inc.,
Sr. Sec’d. Notes, 144A
8.746%(c)	06/15/20		275	275,688

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21		1,625	1,620,968
2.500%	05/14/20		425	429,927
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44		225	243,328
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,550,460
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22		2,575	2,620,717
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19		927	955,995
5.000%	12/15/21		1,025	1,119,099
Mylan NV,
Gtd. Notes
3.950%	06/15/26	(a)	3,075	3,115,710
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,725	2,712,348
3.200%	09/23/26		1,300	1,271,210
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		675	641,033

				17,280,795

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines — 0.9%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		1,300	$1,332,001
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22		1,100	1,097,800
3.500%	06/10/24		875	874,618
Energy Transfer LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		675	712,041
4.750%	01/15/26		525	546,168
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		2,275	2,246,592
4.850%	07/15/26		725	754,303
Enterprise Products Operating LLC,
Gtd. Notes
4.877%(c)	08/01/66		1,425	1,430,344
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		1,200	1,239,878
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		4,575	4,654,486
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26		2,075	2,098,549
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	(a)	2,550	2,812,800
6.250%	03/15/22		1,750	1,981,655
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		650	657,437
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		1,475	1,465,402
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		840	858,192
3.900%	01/15/25		1,575	1,592,303
4.000%	09/15/25	(a)	1,425	1,451,229

				27,805,798

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	3,086,532

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21		1,075	1,103,083
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		600	590,282
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23		1,125	1,188,126

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	$4,380,199
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	376,558
Ventas Realty LP,
Gtd. Notes
3.100%	01/15/23	1,550	1,555,175
3.500%	02/01/25	1,250	1,241,899
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	825	872,165

			11,307,487

Retail — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26	3,700	3,585,622
3.500%	07/20/22	1,700	1,763,007
4.000%	12/05/23	2,250	2,376,700
4.125%	05/15/21	1,275	1,347,978
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	1,225	1,222,410

			10,295,717

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	2,300	2,320,557
3.625%	01/15/24	2,650	2,710,945
3.875%	01/15/27	175	179,708
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,000	1,050,320
4.125%	06/01/21	2,075	2,184,975
4.625%	06/01/23	225	242,719
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.600%	01/30/23	1,700	1,693,798
2.900%	05/20/24	1,775	1,771,377
3.250%	05/20/27	1,575	1,578,600

			13,732,999

Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	2,500	2,618,858
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	1,972,975
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	2,200	2,244,741
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,220,878

			9,057,452

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications — 1.4%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	2,010	$107,266
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19		2,050	2,062,159
2.800%	02/17/21		300	303,183
3.000%	06/30/22		1,750	1,750,905
3.200%	03/01/22		1,575	1,594,215
3.400%	05/15/25		3,700	3,637,433
3.600%	02/17/23		2,878	2,945,518
3.800%	03/15/22		2,850	2,949,844
4.125%	02/17/26		1,600	1,640,430
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21		1,275	1,281,890
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		1,900	1,920,087
5.462%	02/16/21		2,225	2,447,342
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		1,375	1,264,720
4.500%	09/15/20		5,575	5,955,449
5.150%	09/15/23		9,715	10,791,296
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22		3,561	3,585,742

				44,237,479

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		875	896,336
4.875%	07/11/22		1,075	1,174,355

				2,070,691

TOTAL CORPORATE BONDS (cost $418,945,334)				423,920,297

FOREIGN GOVERNMENT BONDS — 2.0%
Argentina Bonar Bonds (Argentina),
Bonds
21.960%(c)	04/03/22	ARS	210	12,209
22.507%(c)	10/09/17	ARS	2,205	131,805
Sr. Unsec’d. Notes
22.420%(c)	03/11/19	ARS	2,500	148,157
22.635%(c)	03/01/18	ARS	1,450	86,332
Argentina POM Politica Monetaria (Argentina),
Unsec’d. Notes
26.250%(c)	06/21/20	ARS	6,140	383,427
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	2,510	167,894
22.750%	03/05/18	ARS	600	36,270
Unsec’d. Notes
18.200%	10/03/21	ARS	690	43,960
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		260	235,950

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Unsec’d. Notes
5.000%	01/15/27	EUR	200	$212,865
Bonos De La Tesoreria De La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	511,512
4.500%	03/01/26	CLP	235,000	369,366
5.000%	03/01/35	CLP	130,000	208,785
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	155,268
Brazil Letras do Tesouro Nacional (Brazil),
Bills
14.143%(s)	07/01/20	BRL	2,467	562,153
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	581	554,176
10.000%	01/01/18	BRL	3,397	1,030,221
10.000%	01/01/23	BRL	4,198	1,247,915
10.000%	01/01/25	BRL	1,022	300,108
10.000%	01/01/27	BRL	4,283	1,248,326
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	412,720
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	239,000	72,952
7.750%	04/14/21	COP	440,000	154,410
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	547,000	171,127
7.000%	05/04/22	COP	2,116,000	725,888
7.000%	06/30/32	COP	645,200	212,461
7.500%	08/26/26	COP	1,695,600	594,395
7.750%	09/18/30	COP	210,100	74,799
10.000%	07/24/24	COP	940,900	376,306
11.250%	10/24/18	COP	21,000	7,446
Bonds, TIPS
3.300%	03/17/27	COP	920	75,878
3.500%	03/10/21	COP	5,015	423,211
3.500%	05/07/25	COP	290	24,608
4.750%	02/23/23	COP	11,300	1,016,821
Notes
5.000%	11/21/18	COP	1,588,500	522,390
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,223
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		160	170,400
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,127
Hungary Government Bond (Hungary),
Bonds
2.750%	12/22/26	HUF	87,780	317,126
3.000%	06/26/24	HUF	408,040	1,562,541
3.000%	10/27/27	HUF	16,300	60,280
3.250%	10/22/31	HUF	3,520	12,424
5.500%	06/24/25	HUF	137,200	608,952
6.750%	10/22/28	HUF	1,340	6,590
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		570	587,716

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
5.875%	01/15/24		510	$581,314
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/15/25		550	567,095
4.750%	01/08/26		470	504,476
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	153,855
8.250%	06/15/32	IDR	1,000,000	79,343
8.375%	03/15/24	IDR	1,635,000	133,183
9.000%	03/15/29	IDR	4,100,000	350,341
Israel Government USAID Bond,
Gov’t. Gtd. Notes
5.500%	12/04/23		700	832,144
5.500%	04/26/24		5,000	5,968,935
5.500%	09/18/33		2,159	2,883,804
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.314%	10/31/17	MYR	6,400	1,491,738
3.580%	09/28/18	MYR	2,740	640,557
3.654%	10/31/19	MYR	930	217,750
3.889%	07/31/20	MYR	100	23,509
4.012%	09/15/17	MYR	1,890	441,106
4.048%	09/30/21	MYR	560	132,158
4.160%	07/15/21	MYR	130	30,785
4.232%	06/30/31	MYR	980	223,164
4.240%	02/07/18	MYR	470	110,160
4.254%	05/31/35	MYR	570	128,620
4.378%	11/29/19	MYR	1,000	237,673
4.498%	04/15/30	MYR	1,390	325,438
4.736%	03/15/46	MYR	450	104,594
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.743%	08/26/21	MYR	500	116,208
4.245%	09/30/30	MYR	440	99,721
4.786%	10/31/35	MYR	140	33,298
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	4,799	263,419
6.500%	06/09/22	MXN	15,115	827,946
7.500%	06/03/27	MXN	400	23,172
7.750%	05/29/31	MXN	6,137	362,091
8.000%	06/11/20	MXN	4,128	235,898
8.000%	11/07/47	MXN	601	36,086
8.500%	12/13/18	MXN	1,684	94,920
10.000%	12/05/24	MXN	95	6,263
10.000%	11/20/36	MXN	4,138	296,831
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	53,644
7.750%	11/13/42	MXN	2,188	127,450
8.000%	12/07/23	MXN	746	43,955
8.500%	05/31/29	MXN	2,363	147,800
8.500%	11/18/38	MXN	186	11,729
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	42,263
Sr. Unsec’d. Notes
5.200%	09/12/23	PEN	2,303	725,340
6.850%	02/12/42	PEN	567	186,598
6.900%	08/12/37	PEN	580	195,621
6.950%	08/12/31	PEN	647	220,602

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
7.840%	08/12/20	PEN	180	$61,585
8.200%	08/12/26	PEN	106	39,093
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	1,372	449,049
Unsec’d. Notes
5.700%	08/12/24	PEN	914	292,813
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN	1,045	334,781
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN	5,290	1,403,995
2.000%	04/25/21	PLN	10,310	2,741,617
2.250%	04/25/22	PLN	5,260	1,393,478
4.000%	10/25/23	PLN	2,000	574,096
5.750%	09/23/22	PLN	610	188,729
Romania Government Bond (Romania),
Bonds
4.750%	02/24/25	RON	640	172,513
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB	27,200	451,901
7.000%	01/25/23	RUB	31,100	508,780
7.000%	08/16/23	RUB	25,440	416,487
7.050%	01/19/28	RUB	4,980	80,432
7.100%	10/16/24	RUB	6,680	108,944
7.400%	12/07/22	RUB	13,590	226,511
7.600%	07/20/22	RUB	850	14,303
7.700%	03/23/33	RUB	52,930	884,091
7.750%	09/16/26	RUB	12,390	210,299
8.500%	09/17/31	RUB	68,410	1,230,452
South Africa Government Bond (South Africa),
Bonds
8.000%	01/31/30	ZAR	1,660	114,824
8.250%	03/31/32	ZAR	22,435	1,546,123
8.500%	01/31/37	ZAR	17,835	1,211,370
8.750%	01/31/44	ZAR	8,013	546,037
8.750%	02/28/48	ZAR	410	27,939
8.875%	02/28/35	ZAR	9,835	698,500
9.000%	01/31/40	ZAR	16,120	1,133,872
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	30,000	876,661
2.550%	06/26/20	THB	6,180	186,712
3.580%	12/17/27	THB	5,900	187,502
3.625%	06/16/23	THB	4,880	154,679
3.650%	12/17/21	THB	47,335	1,496,095
3.650%	06/20/31	THB	9,120	286,247
3.850%	12/12/25	THB	17,370	563,859
3.875%	06/13/19	THB	3,730	114,626
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	272,147
1.250%	03/12/28	THB	26,650	752,867
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	501,130
8.000%	03/12/25	TRY	440	110,205
9.200%	09/22/21	TRY	2,820	766,625
9.400%	07/08/20	TRY	3,080	851,750
10.600%	02/11/26	TRY	4,410	1,276,894
11.000%	03/02/22	TRY	990	286,720

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
11.000%	02/24/27	TRY	1,080	$320,459

TOTAL FOREIGN GOVERNMENT BONDS (cost $63,266,877)				62,222,879

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		3,300	5,035,734

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,420	2,264,830
General Obligation Unlimited, BABs
6.630%	02/01/35		1,000	1,027,600

				3,292,430

TOTAL MUNICIPAL BONDS (cost $8,378,571)				8,328,164

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Fannie Mae REMICS,
Series 2011-52, Class GB
5.000%	06/25/41		1,549	1,700,852
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34		741	797,893
Series 4273, Class PD
6.500%	11/15/43		1,546	1,769,995
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
1.566%(c)	04/25/37		364	364,455
Series 2011-99, Class DB
5.000%	10/25/41		1,509	1,653,845
Series 2012-111, Class B
7.000%	10/25/42		256	290,879
Series 2012-153, Class B
7.000%	07/25/42		912	1,056,944
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A1, 144A
2.017%(c)	04/10/19		3,350	3,350,379
Series 2016-1, Class A2, 144A
2.067%(c)	04/10/19		1,900	1,900,444
Series 2016-2, Class A, 144A
2.417%(c)	03/10/19		5,200	5,200,773
Series 2017-1, Class A1, 144A
1.967%(c)	07/10/19		2,600	2,601,093
Station Place Securitization Trust,
Series 2015-2, Class A, 144A
2.189%(c)	05/15/18^		2,700	2,700,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,182,779)				23,387,552

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
Federal Farm Credit Banks
3.280%	05/20/32	2,400	$2,417,966
Federal Home Loan Banks
2.125%	06/09/23	6,100	6,096,297
3.375%	09/08/23	3,400	3,634,964
5.375%	08/15/24	1,400	1,687,469
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	155	155,459
3.000%	07/01/42	23	23,062
3.000%	08/01/42	151	151,554
3.000%	08/01/42	33	33,087
3.000%	08/01/42	26	26,035
3.000%	10/01/42	83	82,856
3.000%	10/01/42	21	20,833
3.000%	12/01/42	26	25,760
3.000%	01/01/43	179	179,858
3.000%	02/01/43	431	432,904
3.000%	02/01/43	180	181,176
3.000%	03/01/43	1,120	1,125,174
3.000%	03/01/43	931	935,139
3.000%	06/01/43	671	673,918
3.500%	06/01/42	262	270,963
3.500%	04/01/43	7,466	7,703,079
3.500%	06/01/46	922	957,267
4.000%	02/01/41	48	50,315
4.000%	02/01/41	28	29,521
5.000%	04/01/33	53	57,876
5.000%	04/01/33	39	42,757
5.000%	08/01/33	309	337,643
5.000%	08/01/33	2	1,825
5.000%	09/01/33	6	6,525
5.000%	09/01/33	1	968
5.000%	10/01/33	1	1,187
5.000%	04/01/34	2	1,688
5.000%	11/01/34	8	8,857
5.000%	12/01/34	254	277,803
5.000%	12/01/34	200	218,759
5.000%	07/01/35	2	1,725
5.000%	11/01/35	6	6,248
5.000%	04/01/37	262	286,803
5.000%	01/01/39	38	41,801
5.000%	04/01/39	269	295,019
5.000%	07/01/39	37	40,481
5.500%	01/01/36	3	3,907
5.500%	12/01/36	542	605,597
5.500%	08/01/37	37	41,670
5.500%	05/01/40	44	49,361
5.500%	08/01/40	1,259	1,401,934
5.500%	08/01/40	332	369,366
7.000%	02/01/39	842	977,410
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,585,152
3.000%	11/01/42	28	28,100
3.000%	12/01/42	1,051	1,054,933
3.000%	12/01/42	274	274,981
3.000%	12/01/42	96	96,649
3.000%	12/01/42	60	60,917
3.000%	12/01/42	54	54,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/42	47	$47,477
3.000%	12/01/42	25	24,947
3.000%	12/01/42	22	22,416
3.000%	01/01/43	258	260,181
3.000%	01/01/43	125	126,195
3.000%	01/01/43	98	98,489
3.000%	01/01/43	55	55,433
3.000%	01/01/43	39	39,539
3.000%	01/01/43	38	37,987
3.000%	01/01/43	33	33,190
3.000%	01/01/43	31	31,237
3.000%	01/01/43	27	27,648
3.000%	01/01/43	24	23,965
3.000%	01/01/43	23	23,365
3.000%	01/01/43	23	23,296
3.000%	01/01/43	22	22,511
3.000%	01/01/43	19	18,636
3.000%	03/01/43	1,710	1,724,753
3.000%	03/01/43	539	543,904
3.000%	03/01/43	247	249,386
3.000%	03/01/43	41	41,549
3.000%	03/01/43	37	37,700
3.000%	04/01/43	2,147	2,164,471
3.000%	04/01/43	282	284,357
3.000%	04/01/43	273	275,365
3.000%	04/01/43	234	236,217
3.000%	04/01/43	132	133,355
3.000%	04/01/43	73	73,453
3.000%	04/01/43	55	55,856
3.000%	05/01/43	1,087	1,096,245
3.000%	05/01/43	578	583,204
3.000%	05/01/43	491	495,488
3.000%	05/01/43	253	255,252
3.000%	05/01/43	124	125,243
3.000%	05/01/43	107	108,029
3.000%	03/01/44	921	923,801
3.500%	11/01/41	62	64,041
3.500%	06/01/42	72	74,683
3.500%	10/01/42	1,651	1,702,313
3.500%	10/01/42	42	43,618
3.500%	04/01/43	106	108,989
3.500%	05/01/43	125	129,057
3.500%	07/01/43	1,184	1,218,523
3.500%	07/01/43	961	989,613
3.500%	07/01/43	916	943,034
3.500%	07/01/43	307	316,630
3.500%	07/01/43	109	112,338
3.500%	07/01/43	91	93,597
3.500%	07/01/43	73	75,423
3.500%	07/01/43	70	72,265
3.500%	08/01/43	248	255,267
3.500%	08/01/43	222	228,848
3.500%	08/01/43	120	123,212
3.500%	08/01/43	89	92,001
3.500%	08/01/43	76	77,829
3.500%	08/01/43	62	64,361
3.500%	09/01/43	73	74,955
3.500%	01/01/44	180	185,778

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/45		460	$474,818
3.500%	04/01/45		26	26,490
3.500%	06/01/45		76	77,983
3.500%	06/01/45		49	50,580
3.500%	07/01/45		37	38,321
3.500%	07/01/45		32	33,096
3.500%	09/01/45		48	49,814
3.500%	10/01/45		92	94,886
3.500%	10/01/45		29	30,048
3.500%	11/01/45		46	47,620
3.500%	11/01/45		40	41,761
3.500%	12/01/45		892	921,365
3.500%	12/01/45		45	46,869
3.500%	01/01/46		130	134,158
3.500%	05/01/46		1,532	1,581,122
3.500%	06/01/46		1,906	1,968,297
3.500%	06/01/46		928	962,531
3.500%	TBA		88,000	90,382,186
4.000%	TBA	(t)	21,000	22,038,925
4.000%	TBA		38,000	39,946,014
4.500%	04/01/45		5,606	6,136,934
4.500%	05/01/45		662	724,185
5.000%	08/01/33		69	75,906
5.000%	11/01/35		136	149,289
5.000%	05/01/37		184	200,331
5.000%	03/01/38		67	72,834
5.000%	04/01/39		709	774,726
5.000%	06/01/39		32	34,763
5.000%	09/01/39		477	521,948
5.000%	10/01/39		187	204,076
5.000%	01/01/40		111	121,313
5.000%	08/01/40		478	522,518
5.000%	11/01/40		278	304,064
5.000%	11/01/40		161	178,867
5.000%	11/01/40		157	171,653
5.000%	02/01/41		513	561,619
5.000%	02/01/41		33	36,232
5.000%	08/01/41		785	861,268
5.000%	08/01/41		364	397,666
5.000%	09/01/41		32	35,284
5.000%	10/01/41		219	239,147
5.000%	12/01/41		65	70,726
5.000%	03/01/42		741	810,466
5.000%	10/01/43		486	531,481
5.000%	10/01/43		9	9,691
5.000%	05/01/44		545	595,621
5.000%	12/01/44		943	1,031,805
5.000%	01/01/45		1,457	1,592,498
5.500%	03/01/33		2	1,936
5.500%	04/01/33		165	188,711
5.500%	12/01/33		41	45,370
5.500%	03/01/34		3	3,779
5.500%	09/01/34		8	8,422
5.500%	05/01/35		7	8,271
5.500%	07/01/35		3	3,028
5.500%	08/01/37		1,494	1,672,766
5.500%	02/01/38		19	21,222
6.000%	02/01/26		8	8,662

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	04/01/34	13		$14,731
6.000%	06/01/35	22		24,864
6.000%	07/01/35	155		177,367
6.000%	07/01/35	80		90,208
6.000%	10/01/35	233		264,311
6.000%	02/01/36	14		15,935
6.000%	06/01/36	253		284,434
6.000%	02/01/37	17		18,841
6.000%	03/01/37	2		2,190
6.000%	04/01/37	7		8,320
6.000%	05/01/37	27		30,470
6.000%	05/01/37	27		30,415
6.000%	05/01/37	14		15,374
6.000%	06/01/37	12		13,925
6.000%	06/01/37	8		9,613
6.000%	06/01/37	6		6,846
6.000%	06/01/37	1		1,143
6.000%	08/01/37	18		20,764
6.000%	08/01/37	17		19,702
6.000%	09/01/37	122		137,912
6.000%	09/01/37	30		33,354
6.000%	09/01/37	11		12,121
6.000%	12/01/37	19		21,828
6.000%	02/01/38	8		9,381
6.000%	02/01/38	—	(r)	391
6.000%	03/01/38	31		34,777
6.000%	05/01/38	122		138,247
6.000%	09/01/38	167		188,018
6.000%	09/01/38	156		177,069
6.000%	09/01/38	13		14,309
6.000%	09/01/38	5		6,016
6.000%	10/01/38	3		3,602
6.000%	11/01/38	16		17,613
6.000%	01/01/39	21		23,707
6.000%	02/01/39	27		30,367
6.000%	07/01/39	295		332,688
6.000%	09/01/39	24		27,610
6.000%	09/01/39	11		12,310
6.000%	10/01/39	13		14,278
6.000%	11/01/39	27		30,906
6.000%	12/01/39	64		73,135
6.000%	04/01/40	12		13,745
6.000%	06/01/40	24		26,942
6.000%	10/01/40	9		10,161
6.000%	05/01/41	13		14,578
6.250%	05/15/29	2,100		2,849,618
7.000%	03/01/39	484		556,353
Government National Mortgage Assoc.
4.000%	02/20/41	11		12,004
4.000%	10/20/41	3		2,919
4.000%	11/20/41	17		18,461
4.000%	04/20/42	9		9,906
4.000%	10/20/42	5		5,254
4.000%	08/20/43	98		103,661
4.000%	10/20/43	16,656		17,613,217
4.000%	03/20/44	10		10,689
4.000%	05/20/44	12		13,001

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/20/44		861	$906,694
4.000%	05/20/45		92	97,267
4.000%	06/20/45		1,293	1,361,891
4.000%	07/20/45		6,415	6,755,424
4.000%	08/20/45		3,489	3,675,109
4.000%	09/20/45		3,835	4,038,708
4.000%	10/20/45		6,080	6,403,439
4.000%	11/20/45		1,312	1,382,147
4.000%	01/20/46		3,137	3,303,989
4.000%	02/20/46		7,888	8,307,256
4.000%	03/20/46		23,006	24,228,058
4.000%	04/20/46		22,160	23,337,641
4.000%	05/20/47		10,978	11,586,132
4.000%	06/20/47		11,000	11,612,949
4.000%	07/20/47	^	6,000	6,335,391
4.000%	TBA		2,000	2,104,531
5.000%	07/15/40		497	544,653
5.500%	11/15/32		55	61,410
5.500%	11/15/32		50	55,625
5.500%	01/15/33		66	73,454
5.500%	02/15/33		117	130,753
5.500%	03/15/33		62	69,257
5.500%	03/15/33		55	61,790
5.500%	07/15/33		58	64,524
5.500%	07/15/33		53	59,290
5.500%	08/15/33		68	75,979
5.500%	09/15/33		38	42,577
5.500%	04/15/34		79	88,580
5.500%	05/15/34		33	36,746
5.500%	09/15/34		482	539,484
5.500%	09/15/34		68	76,868
5.500%	12/15/34		509	572,499
5.500%	01/15/35		468	527,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $378,935,161)				378,540,440

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds
2.875%	08/15/45		8,300	8,346,364
2.875%	11/15/46		25,850	25,992,382
3.000%	05/15/45		940	968,604
3.000%	11/15/45		15,640	16,108,590
3.000%	05/15/47		2,040	2,105,343
3.125%	02/15/43		520	549,372
3.125%	08/15/44		600	633,914
3.625%	02/15/44		14,880	17,146,298
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18		22,700	23,922,789
0.125%	04/15/19		1,400	1,461,490
0.125%	04/15/21		2,700	2,781,105
0.125%	01/15/23		900	944,618
0.250%	01/15/25		1,550	1,571,617
0.625%	01/15/24		880	935,261
0.875%	02/15/47		1,000	982,927
2.500%	01/15/29		1,800	2,464,484
U.S. Treasury Notes
1.125%	06/30/21		45,420	44,328,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.125%	07/31/21	18,260	$17,797,803
1.250%	12/31/18	9,800	9,784,300
1.375%	04/30/21	46,960	46,360,180
1.750%	09/30/22	1,710	1,694,571
1.875%	10/31/22	4,720	4,703,404
2.000%	04/30/24	10,220	10,143,749
2.000%	05/31/24	7,210	7,151,981
2.125%	03/31/24	10,630	10,637,887
2.250%	01/31/24	6,130	6,187,708
2.250%	11/15/25	45,350	45,360,612
U.S. Treasury Strip Coupon
2.664%(s)	11/15/37	26,400	14,863,860
3.305%(s)	11/15/41	6,000	2,944,644

TOTAL U.S. TREASURY OBLIGATIONS (cost $327,075,833)			328,874,732

TOTAL LONG-TERM INVESTMENTS (cost $2,315,618,475)			2,409,781,479

		Shares
SHORT-TERM INVESTMENTS — 29.4%
AFFILIATED MUTUAL FUNDS — 29.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		897,301,247	897,301,247
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $34,040,432; includes $34,008,421 of cash collateral for securities on loan)(b)(w)		34,034,053	34,037,457

TOTAL AFFILIATED MUTUAL FUNDS (cost $931,341,679)			931,338,704

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* — 0.0%
Call Options
EURO STOXX 50,
expiring 12/29/17, Strike Price 3,735.76	Morgan Stanley	EUR	7	$259,797
S&P 500 Index Futures,
expiring 12/29/17, Strike Price $2,535.00			12	334,762
SPDR S&P Bank ETF,
expiring 09/29/17, Strike Price $43.45	Morgan Stanley		185	342,948

TOTAL OPTIONS PURCHASED (cost $1,475,033)				937,507

TOTAL SHORT-TERM INVESTMENTS (cost $932,816,712)				932,276,211

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.5% (cost $3,248,435,187)				3,342,057,690

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.7)%
Federal Home Loan Mortgage Corp.
3.000%	TBA		4,000	(3,991,250)
3.500%	TBA		8,000	(8,218,536)
Federal National Mortgage Assoc.
3.000%	TBA		11,000	(10,985,170)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $23,340,000)				(23,194,956)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.0%)
Call Option — (0.0%)
iShares MSCI Emerging Markets ETF,
expiring 07/19/17, Strike Price $42.16	Citigroup Global Markets		383	(77,978)

Put Options — (0.0%)
iShares MSCI Emerging Markets ETF,
expiring 07/19/17, Strike Price $40.52	Citigroup Global Markets		383	(91,636)
SPDR S&P Bank ETF,
expiring 09/29/17, Strike Price $43.45	Morgan Stanley		185	(338,079)

				(429,715)

TOTAL OPTIONS WRITTEN (premiums received $699,146)				(507,693)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.8% (cost $3,224,396,041)	$3,318,355,041
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.8)%	(152,514,423)

NET ASSETS — 100.0%	$3,165,840,618

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,427,699 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,155,359; cash collateral of $34,008,421 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $9,120,980 is 0.3% of net assets.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $21,000,000 is 0.7% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
423	2 Year U.S. Treasury Notes	Sep. 2017	$91,510,830	$91,414,266	$(96,564)
510	10 Year U.S. Treasury Notes	Sep. 2017	64,617,133	64,020,938	(596,195)
120	10 Year U.S. Ultra Treasury Notes	Sep. 2017	16,419,375	16,177,500	(241,875)
5	20 Year U.S. Treasury Bonds	Sep. 2017	770,781	768,437	(2,344)
138	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	22,517,518	22,890,750	373,232
98	Amsterdam Index	Jul. 2017	11,718,048	11,338,602	(379,446)
101	ASX SPI 200 Index	Sep. 2017	10,885,816	10,963,073	77,257
327	CAC40 10 Euro	Jul. 2017	19,537,873	19,109,298	(428,575)
51	DAX Index	Sep. 2017	18,488,476	17,940,928	(547,548)
411	Euro STOXX 50 Index	Sep. 2017	16,658,919	16,105,957	(552,962)
318	FTSE 100 Index	Sep. 2017	30,882,963	29,997,069	(885,894)
30	FTSE/MIB Index	Sep. 2017	3,578,078	3,511,947	(66,131)
33	Hang Seng China Enterprises Index	Jul. 2017	5,396,903	5,407,047	10,144
38	IBEX 35 Index	Jul. 2017	4,670,032	4,516,346	(153,686)
1,539	Mini MSCI Emerging Markets Index	Sep. 2017	78,331,758	77,588,685	(743,073)
406	OMXS30 Index	Jul. 2017	7,938,727	7,723,913	(214,814)
1,518	Russell 2000 Mini Index	Sep. 2017	107,967,501	107,345,370	(622,131)
1,934	S&P 500 E-Mini Index	Sep. 2017	235,008,589	234,101,030	(907,559)
98	S&P/TSX 60 Index	Sep. 2017	13,699,283	13,439,482	(259,801)
863	SGX MSCI Singapore index	Jul. 2017	22,418,731	22,469,029	50,298
784	SGX Nifty 50 Index	Jul. 2017	15,070,846	14,925,008	(145,838)
318	TOPIX Index	Sep. 2017	45,494,065	45,561,858	67,793

					(6,265,712)

Short Positions:
277	90 Day Euro Dollar	Dec. 2018	67,934,470	68,003,500	(69,030)
480	5 Year U.S. Treasury Notes	Sep. 2017	56,808,658	56,561,250	247,408
649	30 Year Euro Buxl	Sep. 2017	124,130,868	121,210,316	2,920,552

					3,098,930

					$(3,166,782)

Cash and foreign currency of $35,852,951 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	6,304	$389,348	$377,956	$(11,392)
Expiring 07/06/17	Morgan Stanley	ARS	366	22,217	21,913	(304)
Expiring 07/25/17	Morgan Stanley	ARS	1,057	65,623	62,682	(2,941)
Australian Dollar,
Expiring 09/20/17	Morgan Stanley	AUD	14,180	10,691,010	10,887,294	196,284
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	31,300	9,474,799	9,437,019	(37,780)
Expiring 07/05/17	Morgan Stanley	BRL	2,795	847,629	842,690	(4,939)
Expiring 07/05/17	Morgan Stanley	BRL	1,423	430,601	429,005	(1,596)
Expiring 07/05/17	Morgan Stanley	BRL	1,411	425,000	425,432	432
Expiring 07/05/17	Morgan Stanley	BRL	1,404	426,000	423,413	(2,587)
Expiring 07/05/17	Morgan Stanley	BRL	709	213,000	213,680	680
Expiring 07/05/17	Morgan Stanley	BRL	707	213,000	213,154	154
Expiring 07/05/17	Morgan Stanley	BRL	706	213,000	212,910	(90)
Expiring 07/05/17	Morgan Stanley	BRL	702	210,000	211,648	1,648
Expiring 07/05/17	Morgan Stanley	BRL	698	210,000	210,527	527
Expiring 07/05/17	Morgan Stanley	BRL	567	171,000	171,081	81
Expiring 07/05/17	Morgan Stanley	BRL	383	117,154	115,552	(1,602)

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 07/05/17	Morgan Stanley	BRL	281	$84,000	$84,585	$585
Expiring 07/05/17	Morgan Stanley	BRL	280	85,000	84,523	(477)
Expiring 07/05/17	Morgan Stanley	BRL	280	85,000	84,493	(507)
Expiring 07/05/17	Morgan Stanley	BRL	280	85,000	84,446	(554)
Expiring 08/02/17	Morgan Stanley	BRL	31,300	9,321,718	9,377,322	55,604
Expiring 08/02/17	Morgan Stanley	BRL	8,304	2,506,771	2,487,703	(19,068)
Expiring 08/02/17	Morgan Stanley	BRL	283	85,000	84,708	(292)
Expiring 09/05/17	Morgan Stanley	BRL	749	223,629	222,874	(755)
British Pound,
Expiring 09/20/17	Morgan Stanley	GBP	21,575	28,008,018	28,172,748	164,730
Canadian Dollar,
Expiring 09/20/17	Morgan Stanley	CAD	19,170	14,205,366	14,801,938	596,572
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	56,246	85,189	84,723	(466)
Expiring 07/17/17	Morgan Stanley	CLP	56,093	85,000	84,458	(542)
Expiring 08/30/17	Morgan Stanley	CLP	179,808	270,779	270,401	(378)
Expiring 08/30/17	Morgan Stanley	CLP	111,493	167,762	167,667	(95)
Expiring 08/30/17	Morgan Stanley	CLP	82,810	123,328	124,532	1,204
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	1,471	214,723	215,543	820
Expiring 09/20/17	Morgan Stanley	CNH	1,456	213,000	213,353	353
Expiring 09/20/17	Morgan Stanley	CNH	1,452	211,722	212,890	1,168
Expiring 09/20/17	Morgan Stanley	CNH	1,443	210,000	211,491	1,491
Expiring 09/20/17	Morgan Stanley	CNH	1,443	210,000	211,481	1,481
Expiring 09/20/17	Morgan Stanley	CNH	1,443	210,000	211,470	1,470
Expiring 09/20/17	Morgan Stanley	CNH	1,443	210,000	211,463	1,463
Expiring 09/28/17	Morgan Stanley	CNH	1,275	185,452	186,806	1,354
Colombian Peso,
Expiring 08/11/17	Morgan Stanley	COP	3,373,161	1,149,484	1,100,081	(49,403)
Expiring 08/11/17	Morgan Stanley	COP	452,538	152,588	147,585	(5,003)
Expiring 08/11/17	Morgan Stanley	COP	232,423	79,163	75,799	(3,364)
Expiring 08/11/17	Morgan Stanley	COP	191,040	65,620	62,303	(3,317)
Expiring 09/14/17	Morgan Stanley	COP	240,451	78,043	78,100	57
Expiring 09/20/17	Morgan Stanley	COP	27,676,000	9,412,805	8,982,841	(429,964)
Czech Koruna,
Expiring 09/20/17	Morgan Stanley	CZK	374,200	16,088,873	16,452,193	363,320
Expiring 09/20/17	Morgan Stanley	CZK	54,376	2,339,241	2,390,697	51,456
Expiring 09/20/17	Morgan Stanley	CZK	11,210	491,759	492,847	1,088
Danish Krone,
Expiring 09/20/17	Morgan Stanley	DKK	18,090	2,746,911	2,791,730	44,819
Egyptian Pound,
Expiring 07/31/17	Morgan Stanley	EGP	644	33,173	35,149	1,976
Expiring 11/29/17	Morgan Stanley	EGP	884	46,268	46,955	687
Expiring 12/19/17	Morgan Stanley	EGP	649	31,914	34,366	2,452
Expiring 01/24/18	Morgan Stanley	EGP	788	38,421	41,236	2,815
Expiring 01/30/18	Morgan Stanley	EGP	680	33,173	35,535	2,362
Expiring 02/07/18	Morgan Stanley	EGP	645	32,013	33,621	1,608
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	44,450	50,187,162	50,992,724	805,562
Expiring 09/20/17	Morgan Stanley	EUR	8,440	9,463,945	9,682,308	218,363
Hong Kong Dollar,
Expiring 09/20/17	Morgan Stanley	HKD	38,800	4,990,983	4,980,983	(10,000)
Hungarian Forint,
Expiring 09/20/17	Morgan Stanley	HUF	292,396	1,072,440	1,085,108	12,668
Expiring 09/20/17	Morgan Stanley	HUF	19,787	72,313	73,433	1,120
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	37,828	578,989	584,088	5,099
Expiring 07/14/17	Morgan Stanley	INR	25,999	400,752	401,435	683

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Indian Rupee (continued),
Expiring 07/14/17	Morgan Stanley	INR	21,268	$322,237	$328,383	$6,146
Expiring 07/14/17	Morgan Stanley	INR	21,165	324,435	326,791	2,356
Expiring 07/14/17	Morgan Stanley	INR	13,762	213,000	212,492	(508)
Expiring 07/14/17	Morgan Stanley	INR	13,760	213,000	212,465	(535)
Expiring 07/14/17	Morgan Stanley	INR	13,744	213,000	212,210	(790)
Expiring 07/14/17	Morgan Stanley	INR	13,691	213,000	211,398	(1,602)
Expiring 07/14/17	Morgan Stanley	INR	13,675	212,000	211,151	(849)
Expiring 07/14/17	Morgan Stanley	INR	7,155	111,000	110,483	(517)
Expiring 07/14/17	Morgan Stanley	INR	6,614	97,919	102,123	4,204
Expiring 07/20/17	Morgan Stanley	INR	5,507	85,000	84,964	(36)
Expiring 07/24/17	Morgan Stanley	INR	49,891	769,507	769,264	(243)
Expiring 07/24/17	Morgan Stanley	INR	13,759	213,000	212,141	(859)
Expiring 07/24/17	Morgan Stanley	INR	13,592	210,113	209,567	(546)
Expiring 07/31/17	Morgan Stanley	INR	27,539	426,000	424,207	(1,793)
Expiring 07/31/17	Morgan Stanley	INR	13,773	213,000	212,156	(844)
Expiring 09/20/17	Morgan Stanley	INR	1,226,000	18,854,983	18,763,871	(91,112)
Expiring 09/20/17	Morgan Stanley	INR	1,500	23,044	22,956	(88)
Indonesian Rupiah,
Expiring 07/05/17	Morgan Stanley	IDR	8,326,017	624,607	624,349	(258)
Expiring 08/25/17	Morgan Stanley	IDR	6,348,774	475,208	473,216	(1,992)
Expiring 09/20/17	Morgan Stanley	IDR	379,080,000	28,272,673	28,157,520	(115,153)
Expiring 09/20/17	Morgan Stanley	IDR	990,000	73,853	73,536	(317)
Expiring 10/18/17	Morgan Stanley	IDR	8,326,017	616,514	616,400	(114)
Israeli Shekel,
Expiring 09/20/17	Morgan Stanley	ILS	1,400	396,477	402,672	6,195
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	3,976,000	36,425,934	35,479,850	(946,084)
Malaysian Ringgit,
Expiring 07/03/17	Morgan Stanley	MYR	885	205,940	206,121	181
Expiring 07/05/17	Morgan Stanley	MYR	628	146,240	146,281	41
Expiring 08/17/17	Morgan Stanley	MYR	3,249	749,580	755,409	5,829
Expiring 08/17/17	Morgan Stanley	MYR	909	210,154	211,397	1,243
Mexican Peso,
Expiring 09/20/17	Morgan Stanley	MXN	102,203	5,540,071	5,557,919	17,848
Expiring 09/20/17	Morgan Stanley	MXN	24,129	1,332,719	1,312,175	(20,544)
Expiring 09/20/17	Morgan Stanley	MXN	11,144	615,288	605,997	(9,291)
Expiring 09/20/17	Morgan Stanley	MXN	8,583	469,000	466,759	(2,241)
Expiring 09/20/17	Morgan Stanley	MXN	4,706	254,789	255,938	1,149
Expiring 09/20/17	Morgan Stanley	MXN	3,886	213,000	211,316	(1,684)
Expiring 09/20/17	Morgan Stanley	MXN	3,882	213,000	211,097	(1,903)
Expiring 09/20/17	Morgan Stanley	MXN	3,865	213,000	210,182	(2,818)
Expiring 09/20/17	Morgan Stanley	MXN	2,263	123,548	123,061	(487)
Expiring 09/20/17	Morgan Stanley	MXN	1,685	92,454	91,645	(809)
Expiring 09/20/17	Morgan Stanley	MXN	1,602	87,024	87,110	86
Expiring 09/20/17	Morgan Stanley	MXN	1,560	85,000	84,844	(156)
Expiring 09/20/17	Morgan Stanley	MXN	1,553	84,000	84,448	448
Expiring 09/20/17	Morgan Stanley	MXN	1,550	84,000	84,263	263
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	6,442	213,000	211,831	(1,169)
Expiring 07/11/17	Morgan Stanley	TWD	2,148	69,647	70,635	988
Expiring 07/17/17	Morgan Stanley	TWD	12,826	426,000	421,857	(4,143)
Expiring 07/20/17	Morgan Stanley	TWD	6,439	212,000	211,802	(198)
Expiring 07/20/17	Morgan Stanley	TWD	6,400	210,000	210,526	526
Expiring 07/20/17	Morgan Stanley	TWD	6,389	210,000	210,177	177
Expiring 07/20/17	Morgan Stanley	TWD	6,364	210,000	209,357	(643)
Expiring 07/20/17	Morgan Stanley	TWD	2,447	80,220	80,486	266
Expiring 07/31/17	Morgan Stanley	TWD	430	14,100	14,147	47
Expiring 08/17/17	Morgan Stanley	TWD	6,753	223,327	222,375	(952)

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	360	$258,589	$263,405	$4,816
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	80,100	9,442,705	9,609,947	167,242
Expiring 09/20/17	Morgan Stanley	NOK	8,150	960,775	977,791	17,016
Expiring 09/20/17	Morgan Stanley	NOK	500	59,010	59,987	977
Philippine Peso,
Expiring 07/31/17	Morgan Stanley	PHP	21,621	426,000	427,822	1,822
Expiring 09/14/17	Morgan Stanley	PHP	31,352	629,421	618,954	(10,467)
Expiring 09/20/17	Morgan Stanley	PHP	630,000	12,650,602	12,434,292	(216,310)
Expiring 09/20/17	Morgan Stanley	PHP	3,500	69,583	69,080	(503)
Romanian Leu,
Expiring 09/20/17	Morgan Stanley	RON	5,724	1,398,650	1,437,296	38,646
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	31,347	547,183	529,208	(17,975)
Expiring 07/20/17	Morgan Stanley	RUB	12,223	213,000	206,350	(6,650)
Expiring 07/20/17	Morgan Stanley	RUB	12,203	213,000	206,015	(6,985)
Expiring 07/20/17	Morgan Stanley	RUB	11,835	200,832	199,807	(1,025)
Expiring 07/20/17	Morgan Stanley	RUB	10,231	171,760	172,730	970
Expiring 07/20/17	Morgan Stanley	RUB	10,204	170,000	172,273	2,273
Expiring 07/20/17	Morgan Stanley	RUB	10,161	170,000	171,534	1,534
Expiring 07/20/17	Morgan Stanley	RUB	10,130	168,000	171,016	3,016
Expiring 07/20/17	Morgan Stanley	RUB	9,804	171,000	165,511	(5,489)
Expiring 07/20/17	Morgan Stanley	RUB	7,594	128,000	128,203	203
Expiring 07/20/17	Morgan Stanley	RUB	7,440	129,728	125,601	(4,127)
Expiring 07/20/17	Morgan Stanley	RUB	4,753	79,515	80,246	731
Expiring 07/20/17	Morgan Stanley	RUB	4,635	76,784	78,243	1,459
Expiring 09/20/17	Morgan Stanley	RUB	537,000	9,274,211	8,949,190	(325,021)
Expiring 09/20/17	Morgan Stanley	RUB	13,250	222,652	220,814	(1,838)
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	2,740	1,984,253	1,992,791	8,538
Expiring 09/20/17	Morgan Stanley	SGD	584	421,000	424,908	3,908
South African Rand,
Expiring 09/20/17	Morgan Stanley	ZAR	5,030	386,737	379,144	(7,593)
Expiring 09/20/17	Morgan Stanley	ZAR	1,122	85,000	84,567	(433)
Expiring 09/20/17	Morgan Stanley	ZAR	1,118	85,000	84,264	(736)
Expiring 09/20/17	Morgan Stanley	ZAR	1,116	85,000	84,083	(917)
Expiring 09/20/17	Morgan Stanley	ZAR	1,109	85,000	83,606	(1,394)
Expiring 09/20/17	Morgan Stanley	ZAR	1,108	85,000	83,522	(1,478)
Expiring 09/20/17	Morgan Stanley	ZAR	604	47,148	45,506	(1,642)
South Korean Won,
Expiring 07/03/17	Morgan Stanley	KRW	93,870	82,588	82,047	(541)
Expiring 07/12/17	Morgan Stanley	KRW	375,271	331,517	328,054	(3,463)
Expiring 07/12/17	Morgan Stanley	KRW	92,281	82,170	80,670	(1,500)
Expiring 07/13/17	Morgan Stanley	KRW	801,560	704,854	700,718	(4,136)
Expiring 07/13/17	Morgan Stanley	KRW	727,265	653,263	635,770	(17,493)
Expiring 07/13/17	Morgan Stanley	KRW	645,984	565,957	564,714	(1,243)
Expiring 07/13/17	Morgan Stanley	KRW	422,780	378,384	369,591	(8,793)
Expiring 07/13/17	Morgan Stanley	KRW	300,524	259,819	262,717	2,898
Expiring 07/13/17	Morgan Stanley	KRW	268,677	238,098	234,876	(3,222)
Expiring 07/20/17	Morgan Stanley	KRW	485,665	425,000	424,612	(388)
Expiring 07/20/17	Morgan Stanley	KRW	243,044	213,000	212,491	(509)
Expiring 07/20/17	Morgan Stanley	KRW	240,196	212,000	210,001	(1,999)
Expiring 07/20/17	Morgan Stanley	KRW	240,154	212,000	209,964	(2,036)
Expiring 07/20/17	Morgan Stanley	KRW	97,098	85,289	84,892	(397)
Expiring 07/20/17	Morgan Stanley	KRW	96,117	84,000	84,034	34
Expiring 07/26/17	Morgan Stanley	KRW	478,433	421,000	418,330	(2,670)
Expiring 07/26/17	Morgan Stanley	KRW	242,911	214,000	212,396	(1,604)
Expiring 07/26/17	Morgan Stanley	KRW	239,190	210,000	209,142	(858)

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 07/31/17	Morgan Stanley	KRW	146,170	$128,000	$127,817	$(183)
Expiring 07/31/17	Morgan Stanley	KRW	20,892	18,221	18,269	48
Expiring 09/27/17	Morgan Stanley	KRW	1,042,897	919,500	912,763	(6,737)
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	193,425	22,356,842	23,068,673	711,831
Expiring 09/20/17	Morgan Stanley	SEK	39,300	4,542,453	4,687,083	144,630
Swiss Franc,
Expiring 09/20/17	Morgan Stanley	CHF	13,440	14,009,091	14,091,447	82,356
Thai Baht,
Expiring 09/20/17	Morgan Stanley	THB	300	8,835	8,832	(3)
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	33,680	9,224,114	9,348,988	124,874
Expiring 09/20/17	Morgan Stanley	TRY	5,288	1,461,537	1,467,814	6,277
Expiring 09/20/17	Morgan Stanley	TRY	766	213,000	212,528	(472)
Expiring 09/20/17	Morgan Stanley	TRY	763	213,000	211,885	(1,115)
Expiring 09/20/17	Morgan Stanley	TRY	763	213,000	211,725	(1,275)
Expiring 09/20/17	Morgan Stanley	TRY	762	213,000	211,558	(1,442)
Expiring 09/20/17	Morgan Stanley	TRY	762	213,000	211,390	(1,610)
Expiring 09/20/17	Morgan Stanley	TRY	456	126,000	126,654	654
Expiring 09/20/17	Morgan Stanley	TRY	307	85,000	85,202	202
Expiring 09/20/17	Morgan Stanley	TRY	305	84,000	84,723	723
Expiring 09/20/17	Morgan Stanley	TRY	305	85,000	84,650	(350)

				$383,560,146	$385,006,737	1,446,591

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	6,669	$407,715	$399,868	$7,847
Expiring 07/13/17	Morgan Stanley	ARS	2,747	170,000	164,064	5,936
Expiring 07/13/17	Morgan Stanley	ARS	366	22,116	21,828	288
Expiring 07/27/17	Morgan Stanley	ARS	2,108	128,321	124,945	3,376
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	31,300	9,376,872	9,437,020	(60,148)
Expiring 07/05/17	Morgan Stanley	BRL	8,304	2,522,343	2,503,540	18,803
Expiring 07/05/17	Morgan Stanley	BRL	988	299,000	297,835	1,165
Expiring 07/05/17	Morgan Stanley	BRL	978	298,000	294,826	3,174
Expiring 07/05/17	Morgan Stanley	BRL	705	213,000	212,639	361
Expiring 07/05/17	Morgan Stanley	BRL	687	210,000	207,232	2,768
Expiring 07/05/17	Morgan Stanley	BRL	686	210,000	206,805	3,195
Expiring 07/05/17	Morgan Stanley	BRL	279	85,000	84,234	766
British Pound,
Expiring 09/20/17	Morgan Stanley	GBP	7,440	9,505,456	9,715,191	(209,735)
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	56,246	85,000	84,723	277
Expiring 07/17/17	Morgan Stanley	CLP	113,075	170,000	170,255	(255)
Expiring 07/17/17	Morgan Stanley	CLP	84,964	128,000	127,928	72
Expiring 07/24/17	Morgan Stanley	CLP	56,134	85,000	84,502	498
Expiring 07/24/17	Morgan Stanley	CLP	55,426	83,674	83,436	238
Expiring 08/30/17	Morgan Stanley	CLP	169,000	254,498	254,147	351
Expiring 08/30/17	Morgan Stanley	CLP	90,921	136,477	136,730	(253)
Expiring 08/30/17	Morgan Stanley	CLP	56,487	85,000	84,947	53
Expiring 08/30/17	Morgan Stanley	CLP	56,359	85,000	84,755	245
Expiring 08/30/17	Morgan Stanley	CLP	56,330	85,000	84,710	290
Expiring 08/30/17	Morgan Stanley	CLP	56,246	85,035	84,585	450

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	2,911	$427,000	$426,671	$329
Expiring 09/20/17	Morgan Stanley	CNH	1,468	214,000	215,243	(1,243)
Expiring 09/20/17	Morgan Stanley	CNH	1,464	213,000	214,581	(1,581)
Expiring 09/20/17	Morgan Stanley	CNH	1,462	213,000	214,267	(1,267)
Expiring 09/20/17	Morgan Stanley	CNH	1,461	213,000	214,079	(1,079)
Expiring 09/20/17	Morgan Stanley	CNH	1,460	213,000	213,963	(963)
Expiring 09/20/17	Morgan Stanley	CNH	1,456	213,000	213,411	(411)
Expiring 09/20/17	Morgan Stanley	CNH	1,452	211,722	212,763	(1,041)
Expiring 09/20/17	Morgan Stanley	CNH	1,325	193,638	194,193	(555)
Expiring 09/20/17	Morgan Stanley	CNH	525	77,112	76,918	194
Expiring 09/28/17	Morgan Stanley	CNH	34	4,876	4,913	(37)
Colombian Peso,
Expiring 09/14/17	Morgan Stanley	COP	3,203,964	1,037,150	1,040,675	(3,525)
Expiring 09/14/17	Morgan Stanley	COP	592,249	200,355	192,368	7,987
Expiring 09/14/17	Morgan Stanley	COP	244,547	82,436	79,431	3,005
Expiring 09/20/17	Morgan Stanley	COP	27,676,000	9,152,116	8,982,841	169,275
Czech Koruna,
Expiring 09/20/17	Morgan Stanley	CZK	3,000	128,462	131,899	(3,437)
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	25,450	28,734,832	29,196,059	(461,227)
Expiring 09/20/17	Morgan Stanley	EUR	762	854,515	873,612	(19,097)
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	6,884	886,957	883,873	3,084
Expiring 09/29/17	Morgan Stanley	HKD	2,282	294,713	293,031	1,682
Expiring 10/03/17	Morgan Stanley	HKD	5,767	744,347	740,551	3,796
Expiring 10/10/17	Morgan Stanley	HKD	4,571	590,000	587,026	2,974
Expiring 03/27/18	Morgan Stanley	HKD	4,646	600,721	598,052	2,669
Expiring 03/27/18	Morgan Stanley	HKD	3,821	494,000	491,866	2,134
Expiring 03/27/18	Morgan Stanley	HKD	2,724	352,217	350,626	1,591
Expiring 03/27/18	Morgan Stanley	HKD	2,563	331,000	329,950	1,050
Expiring 03/27/18	Morgan Stanley	HKD	1,697	219,300	218,386	914
Expiring 05/11/18	Morgan Stanley	HKD	6,398	826,000	823,996	2,004
Hungarian Forint,
Expiring 09/20/17	Morgan Stanley	HUF	3,486,000	12,760,583	12,936,888	(176,305)
Expiring 09/20/17	Morgan Stanley	HUF	47,230	172,743	175,274	(2,531)
Expiring 09/20/17	Morgan Stanley	HUF	43,875	161,238	162,822	(1,584)
Expiring 09/20/17	Morgan Stanley	HUF	10,362	37,622	38,454	(832)
Expiring 09/20/17	Morgan Stanley	HUF	8,000	29,075	29,688	(613)
Expiring 09/20/17	Morgan Stanley	HUF	7,137	26,370	26,485	(115)
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	50,566	783,475	780,757	2,718
Expiring 07/14/17	Morgan Stanley	INR	21,781	332,654	336,308	(3,654)
Expiring 07/14/17	Morgan Stanley	INR	10,751	163,845	166,000	(2,155)
Expiring 07/14/17	Morgan Stanley	INR	6,119	89,956	94,478	(4,522)
Expiring 07/20/17	Morgan Stanley	INR	5,492	85,000	84,730	270
Expiring 07/24/17	Morgan Stanley	INR	13,749	212,233	211,991	242
Indonesian Rupiah,
Expiring 07/21/17	Morgan Stanley	IDR	1,706,240	128,000	127,702	298
Expiring 07/31/17	Morgan Stanley	IDR	2,966,093	222,299	221,730	569
Expiring 08/25/17	Morgan Stanley	IDR	4,523,380	337,969	337,156	813
Expiring 08/25/17	Morgan Stanley	IDR	2,723,963	203,334	203,035	299
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	3,158,000	28,931,866	28,180,424	751,442
Expiring 09/20/17	Morgan Stanley	JPY	5,000	45,071	44,617	454
Malaysian Ringgit,
Expiring 07/03/17	Morgan Stanley	MYR	885	206,420	206,121	299
Expiring 07/05/17	Morgan Stanley	MYR	885	205,748	206,102	(354)
Expiring 07/27/17	Morgan Stanley	MYR	257	59,622	59,763	(141)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Malaysian Ringgit (continued),
Expiring 08/17/17	Morgan Stanley	MYR	4,316	$996,273	$1,003,441	$(7,168)
Mexican Peso,
Expiring 09/20/17	Morgan Stanley	MXN	38,291	2,083,197	2,082,318	879
Expiring 09/20/17	Morgan Stanley	MXN	9,789	535,844	532,351	3,493
Expiring 09/20/17	Morgan Stanley	MXN	3,907	213,000	212,484	516
Expiring 09/20/17	Morgan Stanley	MXN	3,903	213,000	212,258	742
Expiring 09/20/17	Morgan Stanley	MXN	3,886	213,000	211,343	1,657
Expiring 09/20/17	Morgan Stanley	MXN	3,872	213,000	210,562	2,438
Expiring 09/20/17	Morgan Stanley	MXN	3,863	212,000	210,090	1,910
Expiring 09/20/17	Morgan Stanley	MXN	3,858	213,000	209,807	3,193
Expiring 09/20/17	Morgan Stanley	MXN	3,590	195,449	195,225	224
Expiring 09/20/17	Morgan Stanley	MXN	3,068	168,000	166,821	1,179
Expiring 09/20/17	Morgan Stanley	MXN	1,550	85,000	84,297	703
Expiring 09/20/17	Morgan Stanley	MXN	1,548	84,000	84,153	(153)
Expiring 09/20/17	Morgan Stanley	MXN	1,546	85,000	84,081	919
Expiring 09/20/17	Morgan Stanley	MXN	1,537	84,000	83,565	435
Expiring 09/20/17	Morgan Stanley	MXN	1,534	84,000	83,436	564
Expiring 09/20/17	Morgan Stanley	MXN	1,530	84,000	83,209	791
Expiring 09/20/17	Morgan Stanley	MXN	1,393	76,220	75,769	451
Expiring 09/20/17	Morgan Stanley	MXN	771	42,000	41,943	57
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	29,606	983,200	973,609	9,591
Expiring 07/11/17	Morgan Stanley	TWD	4,823	157,675	158,615	(940)
Expiring 07/11/17	Morgan Stanley	TWD	4,288	140,726	141,009	(283)
Expiring 07/11/17	Morgan Stanley	TWD	1,389	45,942	45,668	274
Expiring 07/19/17	Morgan Stanley	TWD	8,309	274,000	273,307	693
Expiring 07/20/17	Morgan Stanley	TWD	6,477	213,000	213,068	(68)
Expiring 07/31/17	Morgan Stanley	TWD	9,117	299,000	300,004	(1,004)
Expiring 07/31/17	Morgan Stanley	TWD	6,492	213,000	213,641	(641)
Expiring 07/31/17	Morgan Stanley	TWD	2,584	85,000	85,039	(39)
Expiring 08/17/17	Morgan Stanley	TWD	35,126	1,151,303	1,156,629	(5,326)
Expiring 08/30/17	Morgan Stanley	TWD	18,719	622,201	616,663	5,538
Expiring 09/20/17	Morgan Stanley	TWD	380,700	12,713,308	12,553,101	160,207
Expiring 09/20/17	Morgan Stanley	TWD	4,800	158,077	158,274	(197)
Expiring 09/29/17	Morgan Stanley	TWD	17,453	578,751	575,734	3,017
Expiring 09/29/17	Morgan Stanley	TWD	6,241	207,014	205,873	1,141
Expiring 10/20/17	Morgan Stanley	TWD	12,802	424,491	422,715	1,776
Peruvian Nuevo Sol,
Expiring 08/29/17	Morgan Stanley	PEN	226	68,339	69,096	(757)
Expiring 09/15/17	Morgan Stanley	PEN	1,982	599,488	605,778	(6,290)
Polish Zloty,
Expiring 09/20/17	Morgan Stanley	PLN	1,411	376,553	380,634	(4,081)
Expiring 09/20/17	Morgan Stanley	PLN	963	259,879	259,856	23
Expiring 09/20/17	Morgan Stanley	PLN	769	203,616	207,451	(3,835)
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	44,394	777,743	749,469	28,274
Expiring 07/20/17	Morgan Stanley	RUB	24,195	422,000	408,473	13,527
Expiring 07/20/17	Morgan Stanley	RUB	12,334	213,000	208,218	4,782
Expiring 07/20/17	Morgan Stanley	RUB	12,327	213,000	208,114	4,886
Expiring 07/20/17	Morgan Stanley	RUB	12,103	211,911	204,327	7,584
Expiring 07/20/17	Morgan Stanley	RUB	10,002	170,000	168,861	1,139
Expiring 07/20/17	Morgan Stanley	RUB	7,610	128,000	128,468	(468)
Expiring 07/20/17	Morgan Stanley	RUB	5,016	85,000	84,675	325
Expiring 07/20/17	Morgan Stanley	RUB	4,930	85,000	83,231	1,769
Expiring 07/20/17	Morgan Stanley	RUB	2,500	41,789	42,206	(417)
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	589	426,000	428,599	(2,599)
Expiring 09/20/17	Morgan Stanley	SGD	267	192,638	194,054	(1,416)

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar (continued),
Expiring 09/20/17	Morgan Stanley	SGD	229	$165,528	$166,504	$(976)
South African Rand,
Expiring 09/20/17	Morgan Stanley	ZAR	5,620	432,303	423,629	8,674
Expiring 09/20/17	Morgan Stanley	ZAR	4,449	341,000	335,337	5,663
Expiring 09/20/17	Morgan Stanley	ZAR	1,128	85,000	85,021	(21)
Expiring 09/20/17	Morgan Stanley	ZAR	1,126	85,000	84,888	112
Expiring 09/20/17	Morgan Stanley	ZAR	1,120	85,000	84,433	567
Expiring 09/20/17	Morgan Stanley	ZAR	1,110	84,000	83,626	374
Expiring 09/20/17	Morgan Stanley	ZAR	1,047	80,249	78,920	1,329
Expiring 09/20/17	Morgan Stanley	ZAR	645	48,637	48,630	7
South Korean Won,
Expiring 07/03/17	Morgan Stanley	KRW	93,870	84,000	82,047	1,953
Expiring 07/12/17	Morgan Stanley	KRW	578,105	512,073	505,367	6,706
Expiring 07/13/17	Morgan Stanley	KRW	1,123,805	1,001,591	982,423	19,168
Expiring 07/13/17	Morgan Stanley	KRW	653,015	571,386	570,861	525
Expiring 07/13/17	Morgan Stanley	KRW	522,974	460,810	457,180	3,630
Expiring 07/13/17	Morgan Stanley	KRW	413,088	361,907	361,119	788
Expiring 07/13/17	Morgan Stanley	KRW	326,193	292,028	285,155	6,873
Expiring 07/13/17	Morgan Stanley	KRW	220,596	196,369	192,844	3,525
Expiring 07/13/17	Morgan Stanley	KRW	181,073	158,829	158,293	536
Expiring 07/13/17	Morgan Stanley	KRW	93,262	83,449	81,530	1,919
Expiring 07/13/17	Morgan Stanley	KRW	74,046	65,331	64,731	600
Expiring 07/17/17	Morgan Stanley	KRW	238,028	212,500	208,096	4,404
Expiring 07/19/17	Morgan Stanley	KRW	132,774	116,930	116,081	849
Expiring 07/19/17	Morgan Stanley	KRW	109,538	97,000	95,767	1,233
Expiring 07/20/17	Morgan Stanley	KRW	242,244	213,000	211,792	1,208
Expiring 07/26/17	Morgan Stanley	KRW	96,305	85,000	84,207	793
Expiring 07/31/17	Morgan Stanley	KRW	230,593	201,392	201,641	(249)
Expiring 07/31/17	Morgan Stanley	KRW	97,098	85,000	84,907	93
Expiring 09/20/17	Morgan Stanley	KRW	10,670,000	9,563,503	9,337,344	226,159
Expiring 09/20/17	Morgan Stanley	KRW	140,000	123,239	122,514	725
Expiring 09/27/17	Morgan Stanley	KRW	93,870	82,697	82,157	540
Swiss Franc,
Expiring 09/20/17	Morgan Stanley	CHF	18,500	19,283,347	19,396,709	(113,362)
Expiring 09/20/17	Morgan Stanley	CHF	40	41,290	41,939	(649)
Thai Baht,
Expiring 08/23/17	Morgan Stanley	THB	11,723	339,205	345,110	(5,905)
Expiring 08/23/17	Morgan Stanley	THB	3,755	110,243	110,536	(293)
Expiring 08/23/17	Morgan Stanley	THB	1,600	47,069	47,111	(42)
Expiring 09/20/17	Morgan Stanley	THB	431,700	12,677,595	12,708,871	(31,276)
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	730	203,692	202,599	1,093
Expiring 09/20/17	Morgan Stanley	TRY	701	194,000	194,548	(548)
Expiring 09/20/17	Morgan Stanley	TRY	307	85,000	85,205	(205)
Expiring 09/20/17	Morgan Stanley	TRY	307	85,000	85,164	(164)
Expiring 09/20/17	Morgan Stanley	TRY	250	69,224	69,395	(171)

				$195,379,142	$194,952,357	426,785

						$1,873,376

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/03/17	Buy	CZK	1,847	EUR	70	$418	Morgan Stanley
07/03/17	Buy	CZK	8,200	EUR	306	9,091	Morgan Stanley
07/10/17	Buy	CZK	6,866	EUR	258	5,647	Morgan Stanley
09/20/17	Buy	CZK	3,257	EUR	124	1,059	Morgan Stanley
09/20/17	Buy	CZK	3,808	EUR	145	991	Morgan Stanley
09/20/17	Buy	CZK	4,126	EUR	155	3,608	Morgan Stanley
09/20/17	Buy	CZK	4,905	EUR	187	1,125	Morgan Stanley
09/20/17	Buy	CZK	4,965	EUR	189	1,478	Morgan Stanley
09/20/17	Buy	CZK	4,983	EUR	190	1,107	Morgan Stanley
09/20/17	Buy	CZK	5,015	EUR	191	1,357	Morgan Stanley
09/20/17	Buy	CZK	10,038	EUR	376	10,508	Morgan Stanley
09/21/17	Buy	CZK	3,375	EUR	126	3,527	Morgan Stanley
09/21/17	Buy	CZK	5,126	EUR	191	6,247	Morgan Stanley
10/03/17	Buy	CZK	4,118	EUR	153	5,568	Morgan Stanley
10/03/17	Buy	CZK	4,118	EUR	153	5,602	Morgan Stanley
11/09/17	Buy	CZK	10,093	EUR	378	10,718	Morgan Stanley
11/21/17	Buy	CZK	3,645	EUR	136	4,208	Morgan Stanley
11/21/17	Buy	CZK	9,338	EUR	349	10,840	Morgan Stanley
11/22/17	Buy	CZK	3,657	EUR	137	4,326	Morgan Stanley
01/03/18	Buy	CZK	3,806	EUR	143	3,778	Morgan Stanley
01/03/18	Buy	CZK	3,895	EUR	146	4,258	Morgan Stanley
01/03/18	Buy	CZK	3,898	EUR	146	4,371	Morgan Stanley
01/03/18	Buy	CZK	3,990	EUR	150	4,394	Morgan Stanley
01/03/18	Buy	CZK	11,893	EUR	446	13,001	Morgan Stanley
07/03/17	Buy	EUR	381	CZK	10,048	(4,554)	Morgan Stanley
09/20/17	Buy	EUR	70	CZK	1,847	(495)	Morgan Stanley
09/20/17	Buy	EUR	75	PLN	318	188	Morgan Stanley
09/20/17	Buy	EUR	77	PLN	327	162	Morgan Stanley
09/20/17	Buy	EUR	91	CZK	2,384	(401)	Morgan Stanley
09/20/17	Buy	EUR	97	CZK	2,538	(317)	Morgan Stanley
09/20/17	Buy	EUR	143	HUF	44,157	(103)	Morgan Stanley
09/20/17	Buy	EUR	175	PLN	742	642	Morgan Stanley
09/20/17	Buy	EUR	191	PLN	811	441	Morgan Stanley
09/20/17	Buy	EUR	205	PLN	867	1,021	Morgan Stanley
09/20/17	Buy	EUR	237	CZK	6,192	(159)	Morgan Stanley
09/20/17	Buy	EUR	532	CZK	13,920	(1,356)	Morgan Stanley
09/20/17	Buy	HUF	27,209	EUR	88	(270)	Morgan Stanley
09/20/17	Buy	HUF	59,032	EUR	191	(39)	Morgan Stanley
09/20/17	Buy	PLN	56	EUR	13	(47)	Morgan Stanley
09/20/17	Buy	PLN	261	EUR	61	164	Morgan Stanley
09/20/17	Buy	PLN	520	EUR	123	(367)	Morgan Stanley
09/20/17	Buy	PLN	1,599	EUR	378	(2,204)	Morgan Stanley
09/20/17	Buy	PLN	1,611	EUR	378	1,005	Morgan Stanley
09/20/17	Buy	PLN	1,926	EUR	457	(4,714)	Morgan Stanley
09/20/17	Buy	PLN	11,584	EUR	2,749	(28,672)	Morgan Stanley
09/20/17	Buy	PLN	11,642	EUR	2,763	(28,705)	Morgan Stanley

						$48,447

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.239%	$(1,071)	$(213)	$(858)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	0.239%	(1,071)	(202)	(869)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.239%	(803)	(102)	(701)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.239%	(803)	(335)	(468)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.239%	(669)	(170)	(499)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(133)	(402)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(249)	(286)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(301)	(234)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(300)	(235)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(320)	(215)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(358)	(177)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.239%	(535)	(156)	(379)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.239%	(402)	(100)	(302)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.239%	(267)	(68)	(199)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.239%	(267)	(82)	(185)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.239%	(267)	(133)	(134)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.239%	(267)	(67)	(200)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.239%	(134)	(66)	(68)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.239%	(134)	(44)	(90)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.254%	(2,394)	—	(2,394)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.254%	(2,095)	(2,155)	60	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.254%	(1,646)	(747)	(899)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.254%	(1,346)	(482)	(864)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.254%	(1,197)	(476)	(721)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.254%	(1,047)	(214)	(833)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.254%	(898)	(389)	(509)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.254%	(898)	(780)	(118)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/19	1.000%	50	0.254%	$(748)	$(331)	$(417)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.254%	(748)	(223)	(525)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.254%	(748)	(352)	(396)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	0.254%	(598)	(275)	(323)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.254%	(598)	(98)	(500)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.254%	(449)	(193)	(256)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.254%	(449)	(196)	(253)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.254%	(449)	(292)	(157)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.254%	(449)	(326)	(123)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.254%	(299)	(123)	(176)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.254%	(299)	(126)	(173)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.254%	(150)	(57)	(93)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	380	0.474%	(6,892)	641	(7,533)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	340	0.474%	(6,175)	4,107	(10,282)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	320	0.474%	(5,812)	2,808	(8,620)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	300	0.474%	(5,448)	3,754	(9,202)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	260	0.474%	(4,715)	3,106	(7,821)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	240	0.474%	(4,352)	2,932	(7,284)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.474%	(3,627)	1,318	(4,945)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.474%	(3,627)	2,426	(6,053)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	170	0.474%	(3,083)	914	(3,997)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	150	0.474%	(2,720)	2,025	(4,745)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	100	0.474%	(1,813)	1,014	(2,827)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	60	0.474%	(1,088)	715	(1,803)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	40	0.474%	(725)	269	(994)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.474%	(181)	84	(265)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.474%	(181)	88	(269)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/21	1.000%	970	0.542%	$(17,424)	$11,551	$(28,975)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	280	0.542%	(5,030)	1,380	(6,410)	UBS AG
People’s Republic of China	06/20/21	1.000%	250	0.542%	(4,491)	2,447	(6,938)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	230	0.542%	(4,132)	2,458	(6,590)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.542%	(2,874)	1,558	(4,432)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.542%	(2,874)	1,740	(4,614)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.542%	(2,874)	1,736	(4,610)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	140	0.542%	(2,515)	322	(2,837)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	130	0.542%	(2,335)	1,235	(3,570)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	130	0.542%	(2,335)	472	(2,807)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	120	0.542%	(2,155)	1,368	(3,523)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	0.542%	(2,155)	1,161	(3,316)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	0.542%	(2,155)	1,231	(3,386)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	100	0.542%	(1,796)	218	(2,014)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	90	0.542%	(1,616)	—	(1,616)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	80	0.542%	(1,437)	300	(1,737)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	60	0.542%	(1,078)	97	(1,175)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	60	0.542%	(1,078)	566	(1,644)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	50	0.542%	(898)	254	(1,152)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	40	0.542%	(718)	87	(805)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.542%	(359)	194	(553)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	20	0.542%	(359)	102	(461)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.542%	(359)	(168)	(191)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%	180	0.630%	(2,924)	(122)	(2,802)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%	40	0.630%	(649)	(144)	(505)	Barclays Capital Group

					$(144,464)	$45,010	$(189,474)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.27.V1	12/20/21	1.000%	83,300	$1,702,503	$1,745,061	$42,558

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
ZAR	927	6.49%	89	3 Month JIBAR	Deutsche Bank AG	05/23/19	$(17,729)	$(85)	$(17,644)
ZAR	580	6.34%	56	3 Month JIBAR	Citigroup Global Markets	05/13/24	(11,587)	(147)	(11,440)
ZAR	1,190	6.34%	115	3 Month JIBAR	Morgan Stanley	05/13/24	(23,693)	(246)	(23,447)

							$(53,009)	$(478)	$(52,531)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CZK	11,930	09/20/22	1.038%	6 Month PRIBOR(1)	$(3,225)	$(422)	$2,803
EUR	120	09/20/27	1.000%	6 Month EURIBOR(1)	(2,894)	(668)	2,226
HKD	22,330	06/21/22	2.250%	3 Month HIBOR(1)	(36,813)	(75,648)	(38,835)
MXN	5,370	09/25/18	5.190%	28 Day Mexican Interbank Rate(1)	3	7,119	7,116
MXN	2,480	03/09/22	5.500%	28 Day Mexican Interbank Rate(1)	5,554	7,248	1,694

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	71,990	09/14/22	7.400%	28 Day Mexican Interbank Rate(2)	$47,236	$104,272	$57,036
MXN	4,500	09/11/24	7.350%	28 Day Mexican Interbank Rate(2)	1,341	5,190	3,849
MXN	41,770	06/09/27	7.500%	28 Day Mexican Interbank Rate(2)	(23,788)	58,120	81,908
MXN	9,450	09/08/27	7.300%	28 Day Mexican Interbank Rate(2)	(1,930)	4,058	5,988
	85,610	12/20/19	2.250%	3 Month LIBOR(2)	96,991	288,762	191,771
	2,470	09/20/22	2.000%	3 Month LIBOR(1)	(10,099)	(29)	10,070
	4,670	07/03/23	2.143%	3 Month LIBOR(1)	(367)	2,319	2,686
	17,640	07/03/28	2.378%	3 Month LIBOR(2)	—	(55,374)	(55,374)
	12,150	12/20/28	2.790%	3 Month LIBOR(1)	(146,739)	(348,345)	(201,606)
	2,040	09/20/47	2.500%	3 Month LIBOR(1)	(34,927)	20,975	55,902
	7,290	07/03/48	2.560%	3 Month LIBOR(1)	—	38,952	38,952

					$(109,657)	$56,529	$166,186

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	3,270	01/02/18	13.877%	Brazil Interbank Overnight Lending Rate(2)	$26,648	$—	$26,648	Deutsche Bank AG
BRL	2,710	01/02/18	12.740%	Brazil Interbank Overnight Lending Rate(1)	(18,978)	—	(18,978)	Citigroup Global Markets
BRL	290	01/02/18	11.150%	Brazil Interbank Overnight Lending Rate(2)	(3,306)	—	(3,306)	Credit Suisse First Boston Corp.
BRL	2,840	01/02/20	9.115%	Brazil Interbank Overnight Lending Rate(2)	(6,979)	—	(6,979)	Morgan Stanley
BRL	2,730	01/02/20	10.200%	Brazil Interbank Overnight Lending Rate(2)	10,938	—	10,938	JPMorgan Chase
BRL	3,620	01/04/21	10.950%	Brazil Interbank Overnight Lending Rate(1)	(26,449)	—	(26,449)	Deutsche Bank AG
BRL	3,190	01/04/21	11.765%	Brazil Interbank Overnight Lending Rate(2)	41,737	—	41,737	Morgan Stanley
BRL	2,090	01/04/21	16.150%	Brazil Interbank Overnight Lending Rate(2)	97,558	—	97,558	Morgan Stanley
BRL	1,840	01/04/21	10.560%	Brazil Interbank Overnight Lending Rate(2)	8,281	—	8,281	Deutsche Bank AG
BRL	1,660	01/04/21	11.798%	Brazil Interbank Overnight Lending Rate(2)	22,334	—	22,334	Deutsche Bank AG
BRL	990	01/04/21	9.835%	Brazil Interbank Overnight Lending Rate(2)	(1,635)	—	(1,635)	Citigroup Global Markets
BRL	740	01/04/21	13.927%	Brazil Interbank Overnight Lending Rate(1)	(21,055)	—	(21,055)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
BRL	600	01/04/21	9.883%	Brazil Interbank Overnight Lending Rate(2)	$(751)	$—	$(751)	Morgan Stanley
BRL	570	01/04/21	11.410%	Brazil Interbank Overnight Lending Rate(1)	(711)	—	(711)	Morgan Stanley
BRL	1,820	01/02/23	13.602%	Brazil Interbank Overnight Lending Rate(1)	(54,414)	—	(54,414)	Deutsche Bank AG
BRL	1,090	01/02/23	9.900%	Brazil Interbank Overnight Lending Rate(2)	(4,853)	—	(4,853)	Morgan Stanley
BRL	850	01/02/23	10.074%	Brazil Interbank Overnight Lending Rate(2)	(2,649)	—	(2,649)	Deutsche Bank AG
BRL	740	01/02/25	14.335%	Brazil Interbank Overnight Lending Rate(2)	29,069	—	29,069	Deutsche Bank AG
BRL	620	01/02/25	12.340%	Brazil Interbank Overnight Lending Rate(1)	(10,095)	—	(10,095)	Deutsche Bank AG
CNH	14,900	06/21/22	4.000%	7 Day China Fixing Repo Rates(2)	22,030	7,000	15,030	Citigroup Global Markets
CNH	4,800	06/21/22	4.000%	7 Day China Fixing Repo Rates(2)	7,088	(1,948)	9,036	Morgan Stanley
CNH	3,140	06/21/22	4.000%	7 Day China Fixing Repo Rates(2)	4,638	(1,686)	6,324	Barclays Capital Group
COP	3,222,940	08/01/17	7.339%	1 Day COOIS(1)	5,595	—	5,595	Morgan Stanley
COP	423,180	04/15/19	5.110%	90 Day Colombian Interbank rate(1)	15	—	15	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%	1 Day COOIS(1)	(132)	—	(132)	JPMorgan Chase
INR	70,210	09/20/22	6.200%	1 Day MIBOR(1)	(45)	(2,223)	2,178	Morgan Stanley
INR	19,140	09/20/22	6.500%	6 Month MIBOR(1)	(3,738)	(114)	(3,624)	JPMorgan Chase
THB	7,690	02/04/21	1.903%	6 Month Thailand Reference Rate(2)	925	—	925	Citigroup Global Markets
THB	3,360	02/15/21	1.815%	6 Month Thailand Reference Rate(2)	25	—	25	Citigroup Global Markets
THB	4,390	02/16/21	1.830%	6 Month Thailand Reference Rate(2)	98	—	98	Credit Suisse First Boston Corp.
THB	5,230	02/23/21	1.880%	6 Month Thailand Reference Rate(2)	390	—	390	Morgan Stanley

					$121,579	$1,029	$120,550

Cash of $3,379,125 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/03/17	EGP	600	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$32,617	$32,214	$403
Citigroup Global Markets	08/17/17	EGP	5,000	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	269,712	260,742	8,970

					$302,329	$292,956	$9,373

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$363,012,149	$494,761,871	$400,445
Preferred Stocks	2,503,072	3,727,496	—
Rights	100	613	2,378
Unaffiliated Exchange Traded Funds	27,060,530	—	—
Unaffiliated Funds	6,827,548	136,541	—
Warrants	925	445	—
Asset-Backed Securities
Automobiles	—	13,543,155	—
Collateralized Loan Obligations	—	110,000,130	—
Credit Cards	—	14,121,910	—
Student Loans	—	89,489,822	—
Bank Loans	—	54,928,800	3,989,485
Corporate Bonds	—	423,920,297	—
Foreign Government Bonds	—	62,222,879	—
Municipal Bonds	—	8,328,164	—
Residential Mortgage-Backed Securities	—	20,687,552	2,700,000
U.S. Government Agency Obligations	—	372,205,049	6,335,391
U.S. Treasury Obligations	—	328,874,732	—
Affiliated Mutual Funds	931,338,704	—	—
Options Purchased	334,762	602,745	—
U.S. Government Agency Obligations – Short	—	(23,194,956)	—
Options Written	—	(507,693)	—
Other Financial Instruments*
Futures Contracts	(3,166,782)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,873,376	—
OTC Cross Currency Exchange Contracts	—	48,447	—
OTC Credit Default Swap Agreements	—	(144,464)	—
Centrally Cleared Credit Default Swap Agreements	—	42,558	—
OTC Currency Swap Agreements	—	(53,009)	—
Centrally Cleared Interest Rate Swap Agreements	—	166,186	—
OTC Interest Rate Swap Agreements	—	121,579	—
OTC Total Return Swap Agreements	—	302,329	—

Total	$1,327,911,008	$1,976,206,554	$13,427,699

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	29.4%
U.S. Government Agency Obligations	11.9
U.S. Treasury Obligations	10.4
Banks	6.3
Equity Real Estate Investment Trusts (REITs)	3.6
Collateralized Loan Obligations	3.5
Student Loans	2.8
Foreign Government Bonds	2.0
Pharmaceuticals	1.6
Insurance	1.5
Telecommunications	1.5
Oil, Gas & Consumable Fuels	1.2
Media	1.1
Real Estate Management & Development	1.1
Chemicals	1.0
Beverages	1.0
Software	0.9
Pipelines	0.9
Unaffiliated Exchange Traded Funds	0.8
Automobiles	0.8
Diversified Financial Services	0.8
Food Products	0.8
Technology Hardware, Storage & Peripherals	0.8
Internet Software & Services	0.8
Residential Mortgage-Backed Securities	0.7
Healthcare-Products	0.7
Electric	0.7
Diversified Telecommunication Services	0.7
Food & Staples Retailing	0.6
Semiconductors & Semiconductor Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Electric Utilities	0.6
Industrial Conglomerates	0.6
Health Care Providers & Services	0.5
Machinery	0.5
Hotels, Restaurants & Leisure	0.5
IT Services	0.5
Credit Cards	0.5
Semiconductors	0.4
Oil & Gas	0.4
Wireless Telecommunication Services	0.4
Multi-National	0.4
Real Estate Investment Trusts (REITs)	0.4
Specialty Retail	0.4
Health Care Equipment & Supplies	0.3
Capital Markets	0.3
Retail	0.3
Metals & Mining	0.3
Auto Manufacturers	0.3
Aerospace & Defense	0.3
Textiles, Apparel & Luxury Goods	0.3
Road & Rail	0.3

Municipal Bonds	0.3%
Construction & Engineering	0.3
Household Durables	0.2
Trading Companies & Distributors	0.2
Auto Components	0.2
Unaffiliated Mutual Funds	0.2
Commercial Services & Supplies	0.2
Transportation Infrastructure	0.2
Multi-Utilities	0.2
Communications Equipment	0.2
Agriculture	0.2
Personal Products	0.2
Biotechnology	0.2
Household Products	0.1
Airlines	0.1
Healthcare-Services	0.1
Multiline Retail	0.1
Foods	0.1
Professional Services	0.1
Life Sciences Tools & Services	0.1
Lodging	0.1
Commercial Services	0.1
Building Products	0.1
Containers & Packaging	0.1
Electrical Equipment	0.1
Tobacco	0.1
Consumer Finance	0.1
Gas	0.1
Paper & Forest Products	0.1
Real Estate	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction Materials	0.1
Gas Utilities	0.1
Internet & Direct Marketing Retail	0.1
Air Freight & Logistics	0.1
Diversified Consumer Services	0.1
Computers	0.1
Internet	0.1
Thrifts & Mortgage Finance	0.1
Trucking & Leasing	0.1
Energy Equipment & Services	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Marine	0.1
Packaging & Containers	0.1
Water Utilities	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*
Electronics	0.0	*
Machinery-Diversified	0.0	*
Options Purchased	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil & Gas Services	0.0	*
Health Care Technology	0.0	*
Household Products/Wares	0.0	*
Healthcare Equipment & Supplies	0.0	*
Auto Parts & Equipment	0.0	*
Asset Management	0.0	*
Electrical Equipment & Instruments	0.0	*
U.S. Government Agency Obligations – Short	(0.7)

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification (continued):

104.8%
Options Written	(0.0)*
Liabilities in excess of other assets	(4.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$42,558	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	56,678		Premiums received for OTC swap agreements	11,668
Credit contracts	Unrealized appreciation on OTC swap agreements	60		Unrealized depreciation on OTC swap agreements	189,534
Equity contracts	Due from/to broker — variation margin futures	205,492	*	Due from/to broker — variation margin futures	5,907,458	*
Equity contracts	Unaffiliated investments	941,968		Options written outstanding, at value	507,693
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	120,850		Unrealized depreciation on OTC cross currency exchange contracts	72,403
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,494,895		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,621,519
Interest rate contracts	Due from/to broker — variation margin futures	3,541,192	*	Due from/to broker — variation margin futures	1,006,008	*
Interest rate contracts	Due from/to broker — variation margin swaps	462,001	*	Due from/to broker — variation margin swaps	295,815	*
Interest rate contracts	Premiums paid for OTC swap agreements	299,956		Premiums received for OTC swap agreements	6,449
Interest rate contracts	Unrealized appreciation on OTC swap agreements	285,554		Unrealized depreciation on OTC swap agreements	208,162

Total		$11,451,204			$11,826,709

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(7,857)	$(7,857)
Equity contracts	23,653	1,174,436	485,082	55,191,701	—	—	56,874,872
Foreign exchange contracts	—	—	—	—	3,911,094	—	3,911,094
Interest rate contracts	—	—	—	3,459,432	—	(128,938)	3,330,494

Total	$23,653	$1,174,436	$485,082	$58,651,133	$3,911,094	$(136,795)	$64,108,603

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$—	$(220,710)	$(220,710)
Equity contracts	(1,208)	977	(537,526)	191,453	(5,022,392)	—	—	(5,368,696)
Foreign exchange contracts	—	—	—	—	—	2,768,551	—	2,768,551
Interest rate contracts	—	—	—	—	4,121,373	—	581,988	4,703,361

Total	$(1,208)	$977	$(537,526)	$191,453	$(901,019)	$2,768,551	$361,278	$1,882,506

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Cross Currency Exchange Contracts(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$659,384	$550,333	$778,434,914	$197,869,949	$9,016,095	$345,114,834	$198,085,727

Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Currency Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$23,811,667	$29,966,667	$259,864	$145,575,094	$206,433

(1)	Cost.

(2)	Value at Trade Date. (3) Value at Settlement Date. (4) Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$33,155,359	$(33,155,359)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Barclays Capital Group	$8,476	$(8,476)	$—	$—
Citigroup Global Markets	352,866	(304,796)	—	48,070
Credit Suisse First Boston Corp.	113	(113)	—	—
Deutsche Bank AG	100,329	(100,329)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities (continued):

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
JPMorgan Chase	$22,590	$(22,590)	$—	$—
Morgan Stanley	6,374,984	(4,073,159)	(1,237,723)	1,064,102
UBS AG	1,380	(1,380)	—	—

	$6,860,738

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Barclays Capital Group	$(13,736)	$8,476	$5,260	$—
Citigroup Global Markets	(304,796)	304,796	—	—
Credit Suisse First Boston Corp.	(3,306)	113	—	(3,193)
Deutsche Bank AG	(170,819)	100,329	—	(70,490)
JPMorgan Chase	(45,202)	22,590	22,612	—
Morgan Stanley	(4,073,159)	4,073,159	—	—
UBS AG	(6,410)	1,380	—	(5,030)

	$(4,617,428)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $33,155,359:
Unaffiliated investments (cost $2,317,093,508)	$2,410,718,986
Affiliated investments (cost $931,341,679)	931,338,704
Cash	100,921
Foreign currency, at value (cost $8,347,686)	8,467,406
Deposit with broker for futures	35,852,951
Receivable for investments sold	73,047,443
Dividends and interest receivable	10,507,180
Unrealized appreciation on OTC forward foreign currency contracts	5,494,895
Deposit with broker for centrally cleared swaps	3,379,125
Tax reclaim receivable	1,970,399
Cash segregated for counterparty—OTC	1,040,000
Premiums paid for OTC swap agreements	356,634
Unrealized appreciation on OTC swap agreements	285,614
Receivable from manager	155,317
Unrealized appreciation on OTC cross currency exchange contracts	120,850
Due from broker-variation margin swaps	58,930
Receivable for fund share sold	53,031
Receivable from affiliate	45,187
Prepaid expenses	2,957

Total Assets	3,482,996,530

LIABILITIES:
Payable for investments purchased	249,419,944
Payable to broker for collateral for securities on loan	34,008,421
Securities sold short, at value (proceeds received $23,340,000)	23,194,956
Unrealized depreciation on OTC forward foreign currency contracts	3,621,519
Cash segregated from counterparty—OTC	2,157,723
Payable for fund share repurchased	1,218,715
Due to broker-variation margin futures	1,084,785
Accrued expenses and other liabilities	710,981
Management fees payable	655,426
Options written outstanding, at value (premiums received $699,146)	507,693
Unrealized depreciation on OTC swap agreements	397,696
Distribution fee payable	87,022
Unrealized depreciation on OTC cross currency exchange contracts	72,403
Premiums received for OTC swap agreements	18,117
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable	146

Total Liabilities	317,155,912

NET ASSETS	$3,165,840,618

Net assets were comprised of:
Paid-in capital	$2,323,090,146
Retained earnings	842,750,472

Net assets, June 30, 2017	$3,165,840,618

Net asset value and redemption price per share, $3,165,840,618 / 235,659,680 outstanding shares of beneficial interest	$13.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$16,931,198
Unaffiliated dividend income (net) (foreign withholding tax $1,053,822, of which $103,041 is reimbursable by an affiliate)	12,236,508
Affiliated dividend income	3,777,263
Income from securities lending, net (including affiliated income of $36,837)	82,090

33,027,059

EXPENSES
Management fees	10,624,553
Distribution fee	3,504,216
Custodian and accounting fees	879,000
Audit fee	30,000
Trustees’ fees	17,000
Shareholders’ reports	14,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	168,262

Total expenses	15,249,031
Less: Management fee waivers and/or expense reimbursement	(2,082,394)

Net expenses	13,166,637

NET INVESTMENT INCOME (LOSS)	19,860,422

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,168))	34,641,533
Futures transactions	58,651,133
Options written transactions	485,082
Swap agreements transactions	(136,795)
Foreign currency transactions	2,873,807

96,514,760

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,312))	52,813,632
Futures	(901,019)
Options written	191,453
Swap agreements	361,278
Foreign currencies	3,037,426

55,502,770

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	152,017,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,877,952

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,860,422	$32,596,471
Net realized gain (loss) on investment and foreign currency transactions	96,514,760	40,555,169
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	55,502,770	44,411,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,877,952	117,562,703

FUND SHARE TRANSACTIONS:
Fund share sold [3,850,039 and 42,530,246 shares, respectively]	50,365,638	511,752,868
Net asset value of shares issued in merger [32,804,996 and 0 shares, respectively]	434,011,193	—
Fund share repurchased [5,828,497 and 60,007,017 shares, respectively]	(76,277,781)	(709,993,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	408,099,050	(198,240,998)

CAPITAL CONTRIBUTIONS	—	732,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	579,977,002	(79,945,530)
NET ASSETS:
Beginning of period	2,585,863,616	2,665,809,146

End of period	$3,165,840,618	$2,585,863,616

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.1%		Value
COMMON STOCKS — 54.7%	Shares
Australia — 0.4%
AGL Energy Ltd.	5,313	$104,116
Alumina Ltd.	26,531	39,078
Amcor Ltd.	11,700	145,755
AMP Ltd.	18,394	73,396
APA Group	11,014	77,607
Aristocrat Leisure Ltd.	2,332	40,430
ASX Ltd.	730	30,077
Atlassian Corp. PLC (Class A Stock)*	9,044	318,168
Aurizon Holdings Ltd.	27,555	113,497
Australia & New Zealand Banking Group Ltd.	26,391	582,493
Bendigo & Adelaide Bank Ltd.	3,523	29,990
BHP Billiton Ltd.	171,505	3,056,884
BHP Billiton PLC	4,784	73,295
Boral Ltd.	10,373	55,384
Brambles Ltd.	10,628	79,472
Caltex Australia Ltd.	2,190	53,180
Challenger Ltd.	3,825	39,227
Coca-Cola Amatil Ltd.	7,895	56,024
Cochlear Ltd.	826	98,655
Commonwealth Bank of Australia	13,277	844,631
Computershare Ltd.	8,037	87,344
CSL Ltd.	3,633	385,568
Dexus, REIT	14,884	108,364
Fortescue Metals Group Ltd.	8,092	32,393
Goodman Group, REIT	19,006	114,868
GPT Group (The), REIT	6,372	23,436
Incitec Pivot Ltd.	12,262	32,163
Insurance Australia Group Ltd.	11,895	61,992
LendLease Group	5,350	68,472
Macquarie Group Ltd.	2,901	197,279
Medibank Private Ltd.	23,399	50,381
Mirvac Group, REIT	49,106	80,300
National Australia Bank Ltd.	20,298	461,747
Newcrest Mining Ltd.	6,051	93,910
Oil Search Ltd.	113,111	592,314
Orica Ltd.	5,138	81,648
Origin Energy Ltd.	12,284	64,770
Qantas Airways Ltd.	11,816	51,938
QBE Insurance Group Ltd.	12,847	116,605
Ramsay Health Care Ltd.	1,374	77,743
REA Group Ltd.	1,133	57,806
Santos Ltd.	15,651	36,402
Scentre Group, REIT	33,474	104,074
Sonic Healthcare Ltd.	1,565	29,138
South32 Ltd.	58,498	120,477
Stockland, REIT	21,410	72,000
Suncorp Group Ltd.	13,246	150,872
Sydney Airport	14,293	77,858
Tabcorp Holdings Ltd.	14,868	49,934
Tatts Group Ltd.	8,855	28,446
Telstra Corp. Ltd.	31,138	102,884
TPG Telecom Ltd.	5,696	24,954
Transurban Group	20,063	182,721
Treasury Wine Estates Ltd.	3,619	36,595
Vicinity Centres, REIT	51,418	101,459

COMMON STOCKS (continued)	Shares	Value
Australia (continued)
Wesfarmers Ltd.	8,396	$258,890
Westfield Corp., REIT	13,180	81,290
Westpac Banking Corp.	25,389	594,455
Woodside Petroleum Ltd.	6,577	150,870
Woolworths Ltd.	10,666	209,363

		11,165,082

Austria — 0.0%
ams AG*	13,588	881,752
Erste Group Bank AG*	11,654	446,405

		1,328,157

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	41,229	4,553,692
KBC Group NV	26,112	1,979,791
UCB SA	2,977	204,748

		6,738,231

Bermuda — 0.0%
Marvell Technology Group Ltd.	3,367	55,623
XL Group Ltd.	16,750	733,650

		789,273

Brazil — 0.4%
Ambev SA, ADR(a)	311,080	1,707,829
Banco do Brasil SA	135,802	1,099,402
CCR SA	147,420	751,139
Cia de Saneamento de Minas Gerais-COPASA	13,710	166,983
Cielo SA	144,720	1,078,989
EDP – Energias do Brasil SA	94,191	401,454
Fibria Celulose SA	28,520	291,837
Kroton Educacional SA	232,124	1,039,790
Lojas Renner SA	111,100	922,228
M Dias Branco SA	15,990	239,157
MRV Engenharia e Participacoes SA	147,746	600,278
Qualicorp SA	4,043	35,208
Transmissora Alianca de Energia Eletrica SA, UTS	44,520	298,735
Ultrapar Participacoes SA	70,490	1,666,023
Vale SA, ADR(a)	203,889	1,784,029
WEG SA	201,230	1,076,337

		13,159,418

Canada — 0.6%
Agnico Eagle Mines Ltd.	1,952	88,027
Agrium, Inc.	1,158	104,950
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	199,307
ARC Resources Ltd.	3,162	41,354
Bank of Montreal	5,870	431,016
Bank of Nova Scotia (The)	10,648	640,539
Barrick Gold Corp.	9,985	158,845
BCE, Inc.	1,125	50,663
Brookfield Asset Management, Inc. (Class A Stock)	8,571	336,350
Canadian Imperial Bank of Commerce	3,904	317,275
Canadian National Railway Co.	7,137	579,083
Canadian Natural Resources Ltd.	9,879	285,065
Canadian Pacific Railway Ltd., (NYSE)	9,850	1,583,978

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
Canadian Pacific Railway Ltd., (XTSE)	1,460	$234,908
Canadian Tire Corp. Ltd. (Class A Stock)	763	86,820
Cenovus Energy, Inc.	8,051	59,352
CGI Group, Inc. (Class A Stock)*	2,235	114,197
Constellation Software, Inc.	202	105,675
Crescent Point Energy Corp.	5,591	42,769
Dollarama, Inc.	1,092	104,341
Enbridge, Inc.	7,588	302,280
Encana Corp.	6,982	61,432
Fairfax Financial Holdings Ltd.	202	87,543
Fortis, Inc.	2,461	86,499
Franco-Nevada Corp.	1,776	128,146
Gildan Activewear, Inc., (NYSE)	20,891	641,980
Gildan Activewear, Inc., (XTSE)	1,825	56,081
Goldcorp, Inc.	7,070	91,155
Great-West Lifeco, Inc.	3,148	85,327
Imperial Oil Ltd.	2,625	76,515
Intact Financial Corp.	1,121	84,680
Inter Pipeline Ltd.	2,624	51,395
Kinross Gold Corp.*	10,657	43,308
Loblaw Cos. Ltd.	1,918	106,697
Magna International, Inc.	4,066	188,344
Manulife Financial Corp.	17,592	329,782
Metro, Inc.	2,234	73,525
National Bank of Canada	3,128	131,531
Open Text Corp.	2,552	80,547
Pembina Pipeline Corp.	3,760	124,531
Potash Corp. of Saskatchewan, Inc.	7,803	127,262
Power Corp. of Canada	3,725	84,967
Power Financial Corp.	2,334	59,880
Restaurant Brands International, Inc.	1,828	114,377
Rogers Communications, Inc. (Class B Stock)	3,653	172,537
Royal Bank of Canada	12,860	933,758
Saputo, Inc.	2,670	84,930
Shaw Communications, Inc. (Class B Stock)	4,004	87,348
SNC-Lavalin Group, Inc.	1,278	55,257
Sun Life Financial, Inc.	5,702	203,844
Suncor Energy, Inc.	14,227	415,686
Teck Resources Ltd. (Class B Stock)	5,579	96,712
Thomson Reuters Corp.	3,080	142,600
Toronto-Dominion Bank (The)	16,047	808,661
TransCanada Corp.	6,518	310,721
Trisura Group Ltd.*	50	837
Waste Connections, Inc.	131,512	8,472,003
Wheaton Precious Metals Corp.	3,967	78,802

		20,645,994

Chile — 0.0%
Banco Santander Chile, ADR(a)	33,930	862,161

China — 1.6%
AAC Technologies Holdings, Inc.	103,000	1,286,589
Alibaba Group Holding Ltd., ADR*(a)	45,482	6,408,414
Anhui Conch Cement Co. Ltd. (Class H Stock)	153,500	533,465
Baidu, Inc., ADR*	21,413	3,829,929
Bank of China Ltd. (Class H Stock)	3,378,000	1,656,459
BOC Hong Kong Holdings Ltd.	32,000	153,143
BYD Electronic International Co. Ltd.	142,500	282,470

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Construction Bank Corp. (Class H Stock)	2,883,000	$2,241,954
China Merchants Bank Co. Ltd. (Class H Stock)	426,000	1,283,701
China Overseas Land & Investment Ltd.	348,000	1,018,448
China Power International Development Ltd.	951,000	337,445
Chlitina Holding Ltd.	46,000	211,454
CNOOC Ltd.	2,617,000	2,871,477
Geely Automobile Holdings Ltd.	500,000	1,077,647
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	352,000	617,378
Huadian Power International Corp. Ltd. (Class H Stock)	802,000	358,446
Huaneng Power International, Inc. (Class H Stock)	534,000	370,818
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,511,000	1,694,630
JD.com, Inc., ADR*	25,800	1,011,876
Jiangnan Group Ltd.	728,000	63,404
NetEase, Inc., ADR	5,629	1,692,246
PICC Property & Casualty Co. Ltd. (Class H Stock)	606,000	1,012,086
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	914,500	6,024,176
Shenzhen Expressway Co. Ltd. (Class H Stock)	298,000	271,220
Sihuan Pharmaceutical Holdings Group Ltd.	729,000	305,176
Sinopharm Group Co. Ltd. (Class H Stock)	174,400	787,924
Tencent Holdings Ltd.	310,400	11,135,588
TravelSky Technology Ltd. (Class H Stock)	166,000	488,954
Tsingtao Brewery Co. Ltd. (Class H Stock)	182,000	805,376
Xinyi Solar Holdings Ltd.*	560,000	159,893
Zhejiang Expressway Co. Ltd. (Class H Stock)	360,000	470,250

		50,462,036

Denmark — 0.4%
Chr Hansen Holding A/S	2,849	207,199
Danske Bank A/S	43,188	1,661,576
Dfds A/S	23,055	1,229,084
Novo Nordisk A/S (Class B Stock)	136,314	5,857,042
Pandora A/S	3,525	328,969
TDC A/S	46,601	271,003
Vestas Wind Systems A/S	26,747	2,470,549

		12,025,422

Finland — 0.1%
Cargotec OYJ (Class B Stock)	6,109	387,530
Metso OYJ	28,926	1,003,673
Outokumpu OYJ	17,903	142,860
UPM-Kymmene OYJ	65,092	1,856,084
Wartsila OYJ Abp	63	3,726

		3,393,873

France — 2.1%
Accor SA	56,390	2,645,216
Air Liquide SA	7,530	930,680
Airbus SE	10,317	851,417
Arkema SA	3,689	393,956

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
France (continued)
Atos SE	12,589	$1,766,374
AXA SA	231,429	6,337,314
BNP Paribas SA	63,213	4,550,886
Capgemini SE	2,262	233,671
Cie Generale des Etablissements Michelin	1,052	140,015
Engie SA	185,599	2,801,390
Essilor International SA	16,917	2,152,062
Imerys SA	20,490	1,783,538
Kering	11,439	3,895,124
L’Oreal SA	826	172,233
LVMH Moet Hennessy Louis Vuitton SE	15,711	3,928,629
Natixis SA	55,958	375,631
Orange SA	124,449	1,980,599
Pernod Ricard SA	22,022	2,948,910
Renault SA	14,581	1,319,223
Safran SA(a)	30,478	2,795,030
Sanofi	92,827	8,894,699
Schneider Electric SE*	57,216	4,397,029
Societe Generale SA	27,040	1,458,154
Sodexo SA	15,513	2,004,941
Thales SA	2,598	279,609
TOTAL SA(a)	26,745	1,327,812
Unibail-Rodamco SE, REIT	200	50,395
Vinci SA	41,581	3,546,929
Vivendi SA	112,880	2,513,558

		66,475,024

Germany — 1.5%
adidas AG	13,996	2,683,722
Allianz SE	40,380	7,968,692
Aurubis AG	12,443	978,847
BASF SE	5,309	492,724
Bayer AG	59,235	7,677,475
Bayerische Motoren Werke AG	3,728	346,732
Brenntag AG	3,583	207,793
Continental AG	18,065	3,908,009
Daimler AG	4,110	298,093
Deutsche Boerse AG	1,355	143,129
Deutsche Post AG	11,252	422,381
Deutsche Telekom AG	23,028	415,080
Deutsche Wohnen AG	33,455	1,281,912
Evonik Industries AG	17,470	559,142
Evotec AG*	79,105	1,264,512
Fraport AG Frankfurt Airport Services Worldwide	15,033	1,330,312
Fresenius Medical Care AG & Co. KGaA	17,763	1,714,074
Fresenius SE & Co. KGaA	6,229	534,779
Hannover Rueck SE	8,793	1,056,161
HOCHTIEF AG	5,884	1,080,180
Infineon Technologies AG	81,351	1,727,945
Innogy SE, 144A	5,075	199,735
Linde AG	1,140	217,003
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,728	552,020
SAP SE	51,053	5,343,798
Siemens AG	33,829	4,653,323
Software AG	20,727	909,091
Telefonica Deutschland Holding AG	50,651	253,306
Uniper SE	3,808	71,554

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
Vonovia SE	7,287	$289,922

		48,581,446

Hong Kong — 0.8%
AIA Group Ltd.	1,218,400	8,914,254
ASM Pacific Technology Ltd.	3,600	48,574
Bank of East Asia Ltd. (The)	6,400	27,507
Cathay Pacific Airways Ltd.	17,000	26,388
Cheung Kong Property Holdings Ltd.	325,000	2,543,217
CK Hutchison Holdings Ltd.	268,500	3,369,553
CK Infrastructure Holdings Ltd.	6,000	50,402
CLP Holdings Ltd.	17,500	185,051
Galaxy Entertainment Group Ltd.	16,000	97,109
Haier Electronics Group Co. Ltd.*	86,000	223,592
Hang Seng Bank Ltd.	7,500	156,901
Henderson Land Development Co. Ltd.	14,300	79,736
HKT Trust & HKT Ltd.	17,000	22,296
Hong Kong & China Gas Co. Ltd.	78,100	146,881
Hong Kong Exchanges & Clearing Ltd.	8,500	219,592
Hutchison Port Holdings Trust, UTS	109,900	47,257
Jardine Matheson Holdings Ltd.	34,800	2,234,160
Kerry Properties Ltd.	10,000	33,954
Kingboard Chemical Holdings Ltd.	64,500	256,758
Kingboard Laminates Holdings Ltd.	217,500	262,278
Lee & Man Paper Manufacturing Ltd.	308,000	285,763
Li & Fung Ltd.	52,000	18,912
Link REIT, REIT	14,500	110,302
MTR Corp. Ltd.	9,500	53,460
New World Development Co. Ltd.	23,000	29,155
Nine Dragons Paper Holdings Ltd.	426,000	567,299
NWS Holdings Ltd.	16,000	31,467
Power Assets Holdings Ltd.	11,000	97,097
Sands China Ltd.	805,600	3,687,666
Sino Land Co. Ltd.	44,000	72,089
Sun Hung Kai Properties Ltd.	14,000	205,662
Swire Pacific Ltd. (Class A Stock)	9,000	87,855
Techtronic Industries Co. Ltd.	6,000	27,570
WH Group Ltd., 144A	956,500	965,847
Wharf Holdings Ltd. (The)	16,000	132,395
Wheelock & Co. Ltd.	15,000	113,139
Xinyi Glass Holdings Ltd.*	332,000	328,622
Yue Yuen Industrial Holdings Ltd.	6,500	26,959

		25,786,719

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	6,901	542,020
OTP Bank PLC	26,908	900,596

		1,442,616

India — 0.7%
Apollo Tyres Ltd.	94,400	351,281
Dr. Reddy’s Laboratories Ltd., ADR(a)	25,890	1,091,005
HDFC Bank Ltd., ADR	140,812	12,246,420
Hindustan Petroleum Corp. Ltd.	59,970	473,411
Housing Development Finance Corp. Ltd.	61,730	1,541,646
Infosys Ltd., ADR(a)	214,380	3,219,988
Mahindra & Mahindra Ltd., GDR	102,080	2,184,512
Oil & Natural Gas Corp. Ltd.	305,270	742,468
Rural Electrification Corp. Ltd.	154,860	411,439

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India (continued)
Vedanta Ltd.	143,451	$551,487

		22,813,657

Indonesia — 0.2%
Astra International Tbk PT	4,896,300	3,280,508
Bank Central Asia Tbk PT	729,000	994,224
Bank Negara Indonesia Persero Tbk PT	1,066,100	524,198
Bank Rakyat Indonesia Persero Tbk PT	2,138,500	2,440,101
Unilever Indonesia Tbk PT	188,100	688,207

		7,927,238

Ireland — 0.1%
CRH PLC	9,755	345,750
James Hardie Industries PLC, CDI	6,435	101,415
Ryanair Holdings PLC, ADR*	15,814	1,701,745

		2,148,910

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	49,268	1,636,683

Italy — 0.2%
Atlantia SpA	16,457	462,927
Azimut Holding SpA	46,529	936,066
Enel SpA	158,064	847,778
Eni SpA	4,237	63,673
Ferrari NV	19,308	1,661,479
Intesa Sanpaolo SpA	23,076	73,401
Moncler SpA	62,612	1,468,789
Telecom Italia SpA*	338,158	312,855
UniCredit SpA*	30,945	579,640

		6,406,608

Japan — 2.3%
Air Water, Inc.	7,400	136,572
Ajinomoto Co., Inc.	8,300	179,481
Alfresa Holdings Corp.	1,900	36,733
Amada Holdings Co. Ltd.	8,800	102,077
Asahi Group Holdings Ltd.	1,000	37,660
Asahi Kasei Corp.	15,000	161,825
Astellas Pharma, Inc.	176,800	2,166,985
Bandai Namco Holdings, Inc.	4,500	153,753
Bridgestone Corp.	7,700	332,883
Canon, Inc.	4,700	159,872
Casio Computer Co. Ltd.	4,800	73,979
Central Japan Railway Co.	500	81,658
Chubu Electric Power Co., Inc.	5,100	67,823
Chugai Pharmaceutical Co. Ltd.	2,100	78,678
Concordia Financial Group Ltd.	22,700	115,052
Dai Nippon Printing Co. Ltd.	3,000	33,420
Daicel Corp.	11,600	144,986
Dai-ichi Life Holdings, Inc.	12,300	223,262
Daiichi Sankyo Co. Ltd.	10,000	236,029
Daikin Industries Ltd.	26,000	2,667,393
Daito Trust Construction Co. Ltd.	1,500	233,694
Daiwa House Industry Co. Ltd.	8,500	290,917
Daiwa House REIT Investment Corp., REIT	13	30,857
DeNA Co. Ltd.	3,800	85,407
Denso Corp.	2,100	89,120
Dentsu, Inc.	1,900	91,149
DIC Corp.	2,000	72,263

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
East Japan Railway Co.	2,900	$277,809
Eisai Co. Ltd.	100	5,533
Electric Power Development Co. Ltd.	5,900	146,133
FANUC Corp.	14,300	2,767,704
Fast Retailing Co. Ltd.	300	100,327
Fuji Electric Co. Ltd.	10,000	52,893
FUJIFILM Holdings Corp.	6,200	223,556
Fujitsu Ltd.	16,000	118,340
Hankyu Hanshin Holdings, Inc.	2,700	97,268
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,944
Hitachi Ltd.	58,000	357,610
Hokuriku Electric Power Co.	1,100	9,930
Honda Motor Co. Ltd.	136,800	3,748,058
Hoya Corp.	3,900	203,039
Hulic Co. Ltd.	11,600	118,793
Inpex Corp.	266,500	2,573,181
ITOCHU Corp.	18,700	278,423
J Front Retailing Co. Ltd.	8,000	123,284
Japan Airlines Co. Ltd.	4,400	136,293
Japan Exchange Group, Inc.	2,300	41,820
Japan Prime Realty Investment Corp., REIT	6	20,785
Japan Real Estate Investment Corp., REIT	11	54,680
Japan Retail Fund Investment Corp., REIT	23	42,444
Japan Tobacco, Inc.(a)	115,500	4,059,606
JFE Holdings, Inc.	5,600	97,505
JGC Corp.	5,700	92,849
JTEKT Corp.	2,100	30,902
JXTG Holdings, Inc.	40,300	176,333
Kajima Corp.	23,000	194,387
Kansai Electric Power Co., Inc. (The)	10,700	147,547
Kao Corp.	2,300	136,754
Kawasaki Heavy Industries Ltd.	35,000	104,182
KDDI Corp.	108,200	2,861,633
Keikyu Corp.	3,000	36,181
Kewpie Corp.	2,600	68,275
Keyence Corp.	7,400	3,257,686
Kintetsu Group Holdings Co. Ltd.	8,000	30,865
Kirin Holdings Co. Ltd.	11,400	232,544
Komatsu Ltd.	114,200	2,931,223
Kubota Corp.	197,000	3,329,851
Kyocera Corp.	500	29,060
Kyowa Hakko Kirin Co. Ltd.	10,100	187,850
Kyushu Electric Power Co., Inc.	5,800	70,492
M3, Inc.	4,900	135,173
Mabuchi Motor Co. Ltd.	1,700	84,971
Makita Corp.	69,200	2,562,755
Marubeni Corp.	10,900	70,617
Marui Group Co. Ltd.	8,600	127,072
Mazda Motor Corp.	12,200	171,397
Mebuki Financial Group, Inc.	29,600	110,519
Mitsubishi Chemical Holdings Corp.	900	7,499
Mitsubishi Corp.	16,700	351,051
Mitsubishi Electric Corp.	22,300	322,516
Mitsubishi Estate Co. Ltd.	4,000	74,771
Mitsubishi Tanabe Pharma Corp.	4,200	97,155
Mitsubishi UFJ Financial Group, Inc.	115,800	781,077
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,200	127,288
Mitsui & Co. Ltd.	7,900	113,095
Mitsui Chemicals, Inc.	23,000	122,484

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Mitsui Fudosan Co. Ltd.	91,000	$2,180,224
Mizuho Financial Group, Inc.	129,300	237,068
MS&AD Insurance Group Holdings, Inc.	1,500	50,593
Murata Manufacturing Co. Ltd.	900	137,399
NGK Insulators Ltd.	5,100	102,246
NGK Spark Plug Co. Ltd.	5,200	111,387
NH Foods Ltd.	5,000	152,101
Nidec Corp.	28,400	2,917,816
Nintendo Co. Ltd.	1,000	334,792
Nippon Building Fund, Inc., REIT	12	61,228
Nippon Prologis REIT, Inc., REIT	11	23,414
Nippon Steel & Sumitomo Metal Corp.	9,500	215,277
Nippon Telegraph & Telephone Corp.	8,100	382,353
Nippon Yusen KK	10,000	18,695
Nissan Motor Co. Ltd.	21,500	214,676
Nisshin Seifun Group, Inc.	7,500	123,297
Nitori Holdings Co. Ltd.	1,200	160,636
Nitto Denko Corp.	21,100	1,742,466
Nomura Holdings, Inc.	22,600	136,288
Nomura Real Estate Master Fund, Inc., REIT	27	36,900
NSK Ltd.	4,300	54,110
NTT DOCOMO, Inc.	13,200	312,189
Obayashi Corp.	2,500	29,455
Obic Co. Ltd.	1,300	80,049
Olympus Corp.	4,000	146,554
Omron Corp.	1,400	60,941
Oriental Land Co. Ltd.	3,000	203,325
ORIX Corp.	17,400	270,742
Otsuka Corp.	2,700	167,951
Otsuka Holdings Co. Ltd.	5,400	230,555
Panasonic Corp.	17,100	232,992
Rakuten, Inc.	6,900	81,426
Recruit Holdings Co. Ltd.	2,100	36,141
Resona Holdings, Inc.	13,300	73,467
Rohm Co. Ltd.	2,300	177,333
Ryohin Keikaku Co. Ltd.	200	50,056
Santen Pharmaceutical Co. Ltd.	2,200	29,883
Secom Co. Ltd.	300	22,826
Seibu Holdings, Inc.	5,400	100,054
Sekisui House Ltd.	3,300	58,323
Seven & i Holdings Co. Ltd.	5,400	222,828
Shimadzu Corp.	2,000	38,110
Shimamura Co. Ltd.	700	85,814
Shimano, Inc.	400	63,511
Shimizu Corp.	3,000	31,877
Shin-Etsu Chemical Co. Ltd.	39,700	3,613,211
Shionogi & Co. Ltd.	2,300	128,243
Shizuoka Bank Ltd. (The)	11,000	99,763
SMC Corp.	9,800	2,995,785
SoftBank Group Corp.	8,100	658,450
Sompo Holdings, Inc.	2,400	93,156
Sony Corp.	11,900	453,911
Stanley Electric Co. Ltd.	1,200	36,366
Subaru Corp.	3,200	108,506
Sumitomo Chemical Co. Ltd.	8,000	46,238
Sumitomo Corp.	1,300	16,952
Sumitomo Electric Industries Ltd.	8,000	123,763
Sumitomo Metal Mining Co. Ltd.	4,000	53,464

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	113,100	$4,415,929
Sumitomo Mitsui Trust Holdings, Inc.	5,600	201,148
Sumitomo Realty & Development Co. Ltd.	7,000	216,778
Suntory Beverage & Food Ltd.	3,700	171,979
Suruga Bank Ltd.	1,300	31,617
Suzuken Co. Ltd.	2,600	86,549
Suzuki Motor Corp.	5,300	252,481
Sysmex Corp.	2,100	125,693
T&D Holdings, Inc.	1,700	25,997
Takeda Pharmaceutical Co. Ltd.	3,200	162,461
Tohoku Electric Power Co., Inc.	2,200	30,490
Tokio Marine Holdings, Inc.	7,600	316,261
Tokyo Electric Power Co. Holdings, Inc.*	10,700	44,173
Tokyo Electron Ltd.	21,500	2,906,649
Tokyo Gas Co. Ltd.	8,000	41,670
Tokyo Tatemono Co. Ltd.	9,600	126,190
Tokyu Corp.	22,000	168,115
Toppan Printing Co. Ltd.	15,000	164,940
Toyo Suisan Kaisha Ltd.	800	30,693
Toyota Industries Corp.	2,300	121,648
Toyota Motor Corp.	21,200	1,114,346
Toyota Tsusho Corp.	1,200	36,079
Trend Micro, Inc.	1,700	87,861
United Urban Investment Corp., REIT	20	28,533
West Japan Railway Co.	3,100	219,342
Yahoo Japan Corp.	7,000	30,431
Yamada Denki Co. Ltd.	23,000	114,357
Yamato Holdings Co. Ltd.	4,300	87,357

		74,951,483

Luxembourg — 0.0%
ArcelorMittal*	15,681	355,694

Macau — 0.1%
Wynn Macau Ltd.	797,200	1,861,515

Malaysia — 0.1%
AirAsia Bhd	703,000	532,211
CIMB Group Holdings Bhd	374,200	573,563
Public Bank Bhd	151,500	717,060

		1,822,834

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	146,830	931,605
Wal-Mart de Mexico SAB de CV	576,470	1,336,613

		2,268,218

Netherlands — 0.7%
Akzo Nobel NV	29,362	2,553,578
ASML Holding NV	26,682	3,478,080
ASR Nederland NV	5,289	178,416
BE Semiconductor Industries NV	17,971	961,010
Heineken Holding NV	3,241	297,071
Heineken NV	1,447	140,699
ING Groep NV	414,480	7,155,088
Koninklijke Ahold Delhaize NV	27,100	517,265
Koninklijke KPN NV	135,235	432,829
Koninklijke Philips NV	3,533	125,770
NN Group NV	12,978	460,500
Randstad Holding NV	20,404	1,189,579

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC (Class A Stock)	199,054	$5,288,634
Royal Dutch Shell PLC (Class B Stock)	30,582	821,021

		23,599,540

New Zealand — 0.0%
Auckland International Airport Ltd.	10,478	54,750
Contact Energy Ltd.	7,044	26,893
Fletcher Building Ltd.	11,883	69,586
Ryman Healthcare Ltd.	3,920	23,816
Spark New Zealand Ltd.	19,398	53,749

		228,794

Norway — 0.0%
Norsk Hydro ASA	38,626	213,757

Panama — 0.0%
Copa Holdings SA (Class A Stock)(a)	8,780	1,027,260

Peru — 0.0%
Credicorp Ltd.	7,070	1,268,287

Poland — 0.1%
KGHM Polska Miedz SA	18,159	541,651
Polski Koncern Naftowy ORLEN SA	32,158	971,360

		1,513,011

Russia — 0.4%
Alrosa PJSC	550,800	808,665
LUKOIL PJSC, ADR	58,174	2,843,206
Magnit PJSC, GDR	42,240	1,415,040
Magnitogorsk Iron & Steel Works PJSC	393,580	222,586
MMC Norilsk Nickel PJSC, ADR	44,540	611,534
Mobile TeleSystems PJSC, ADR	53,118	445,129
Moscow Exchange MICEX-RTS PJSC	167,396	296,364
Ros Agro PLC, GDR	18,173	208,180
RusHydro PJSC	18,745,960	253,259
Sberbank of Russia PJSC, ADR(a)	305,767	3,176,919
Severstal PJSC, GDR	33,538	439,050
Tatneft PJSC, ADR	12,284	469,439
X5 Retail Group NV, GDR*	4,135	143,290

		11,332,661

Singapore — 0.1%
CapitaLand Ltd.	11,300	28,714
CapitaLand Mall Trust, REIT	16,800	24,093
ComfortDelGro Corp. Ltd.	12,700	21,213
DBS Group Holdings Ltd.	183,100	2,755,797
Genting Singapore PLC	46,100	36,321
Global Logistic Properties Ltd.	37,200	77,282
IGG, Inc.	516,000	795,332
Jardine Cycle & Carriage Ltd.	1,000	32,197
Keppel Corp. Ltd.	20,100	91,790
Oversea-Chinese Banking Corp. Ltd.	28,600	224,034
Singapore Exchange Ltd.	4,700	25,049
Singapore Press Holdings Ltd.	9,600	22,524
Singapore Telecommunications Ltd.	67,100	189,496
United Overseas Bank Ltd.	11,500	193,069
Wilmar International Ltd.	23,500	57,160

		4,574,071

South Africa — 0.5%
Aspen Pharmacare Holdings Ltd.	39,920	875,937

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Barloworld Ltd.	34,020	$282,697
Bid Corp. Ltd.	87,460	1,997,876
Bidvest Group Ltd. (The)	75,170	905,227
Capitec Bank Holdings Ltd.	11,420	724,522
FirstRand Ltd.	527,770	1,903,311
Imperial Holdings Ltd.	22,920	281,417
Mr. Price Group Ltd.	42,270	503,930
MTN Group Ltd.	70,640	615,800
Naspers Ltd. (Class N Stock)	14,161	2,788,766
Nedbank Group Ltd.	35,410	565,405
Remgro Ltd.	98,773	1,611,229
Sanlam Ltd.	170,960	846,742
Sappi Ltd.	26,840	178,614
Shoprite Holdings Ltd.	70,780	1,079,282
Standard Bank Group Ltd.	102,890	1,133,092
Tiger Brands Ltd.	27,200	764,742

		17,058,589

South Korea — 1.1%
Hana Financial Group, Inc.	33,532	1,324,263
Hankook Tire Co. Ltd.	6,007	333,909
Hyosung Corp.	5,221	764,559
Hyundai Engineering & Construction Co. Ltd.	11,100	447,177
Hyundai Marine & Fire Insurance Co. Ltd.	14,086	484,488
Hyundai Mobis Co. Ltd.	5,701	1,246,306
Hyundai Motor Co.	11,100	1,547,619
Industrial Bank of Korea	45,120	561,545
Korea Electric Power Corp.	27,042	964,309
KT Corp.	1,382	39,404
KT&G Corp.	10,793	1,104,034
LG Uplus Corp.	41,355	563,988
NCSoft Corp.	2,761	915,802
Partron Co. Ltd.	22,469	204,403
POSCO	4,600	1,152,264
Samsung Electronics Co. Ltd.	2,480	5,165,398
Samsung Electronics Co. Ltd., GDR	11,899	12,352,301
SFA Engineering Corp.	6,641	261,224
Shinhan Financial Group Co. Ltd.	32,318	1,394,366
SK Hynix, Inc.	26,595	1,565,906
SK Innovation Co. Ltd.	8,581	1,188,438
S-Oil Corp.	8,555	708,803

		34,290,506

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	41,606	1,608,653
Aena SA, 144A	6,835	1,334,703
Banco Bilbao Vizcaya Argentaria SA	436,234	3,633,815
Banco Santander SA	382,045	2,536,738
Bankia SA	38,348	185,480
Distribuidora Internacional de Alimentacion SA	25,944	161,901
Gamesa Corp. Technologica SA	95,282	2,038,616
Iberdrola SA	104,439	827,620
Industria de Diseno Textil SA	19,955	766,373
Red Electrica Corp. SA	21,065	440,690
Repsol SA	25,093	384,704

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Spain (continued)
Telefonica SA	37,474	$387,917

		14,307,210

Sweden — 0.2%
Assa Abloy AB (Class B Stock)	2,470	54,442
Atlas Copco AB (Class A Stock)	9,345	359,332
Electrolux AB (Class B Stock)	105,809	3,469,610
Nordea Bank AB	89,483	1,139,694
Sandvik AB	26,376	415,270
Skandinaviska Enskilda Banken AB (Class A Stock)	35,188	426,008
Svenska Handelsbanken AB (Class A Stock)	37,083	531,107
Telefonaktiebolaget LM Ericsson (Class B Stock)	24,106	173,325
Volvo AB (Class B Stock)	75,502	1,287,584

		7,856,372

Switzerland — 1.5%
ABB Ltd.	16,130	400,365
Adecco Group AG*	22,079	1,682,027
Cie Financiere Richemont SA	35,154	2,908,953
Credit Suisse Group AG*	25,142	365,841
Glencore PLC*	496,253	1,859,582
LafargeHolcim Ltd., (SGMX)*	34,697	1,994,143
LafargeHolcim Ltd., (XEQT)*	20,203	1,158,538
Logitech International SA	64,856	2,386,503
Lonza Group AG*	1,415	306,512
Nestle SA	57,526	5,017,284
Novartis AG	100,104	8,361,348
Roche Holding AG	32,522	8,309,856
STMicroelectronics NV	86,201	1,239,532
Swiss Life Holding AG*	4,808	1,626,412
UBS Group AG*	265,609	4,516,917
VAT Group AG, 144A*	12,414	1,544,288
Wolseley PLC	7,152	438,976
Zurich Insurance Group AG	12,791	3,733,040

		47,850,117

Taiwan — 0.8%
Accton Technology Corp.	117,000	298,143
Catcher Technology Co. Ltd.	44,000	524,411
Coretronic Corp.	156,800	214,571
CTBC Financial Holding Co. Ltd.	1,747,000	1,145,099
Delta Electronics, Inc.	265,000	1,449,641
Elite Material Co. Ltd.	102,000	494,311
FLEXium Interconnect, Inc.	153,635	577,681
Fubon Financial Holding Co. Ltd.	736,000	1,171,207
General Interface Solution Holding Ltd.	89,000	658,219
Grape King Bio Ltd.	65,000	432,238
Largan Precision Co. Ltd.	9,000	1,432,931
Merry Electronics Co. Ltd.	108,000	669,736
Micro-Star International Co. Ltd.	71,000	164,806
Pegatron Corp.	182,000	569,335
President Chain Store Corp.	175,000	1,572,418
St. Shine Optical Co. Ltd.	13,000	271,984
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	6,367,623

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	210,115	$7,345,620
Zhen Ding Technology Holding Ltd.	134,000	317,274

		25,677,248

Thailand — 0.2%
Kiatnakin Bank PCL, NVDR	187,700	394,725
Krung Thai Bank PCL, NVDR	1,785,500	987,345
PTT PCL, NVDR	108,800	1,184,029
Siam Cement PCL (The)	67,300	994,091
Siam Commercial Bank PCL (The)	311,900	1,427,744
Star Petroleum Refining PCL, NVDR	809,100	347,525
Thai Oil PCL, NVDR	197,300	458,628
Thanachart Capital PCL, NVDR	38,700	52,357
Tisco Financial Group PCL, NVDR	152,600	341,262

		6,187,706

Turkey — 0.2%
Akbank TAS	346,604	965,437
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	753,353	629,471
Eregli Demir ve Celik Fabrikalari TAS	288,740	578,409
KOC Holding A/S	125,330	576,172
Tekfen Holding A/S	120,306	298,187
Tupras Turkiye Petrol Rafinerileri A/S	22,970	660,837
Turkiye Halk Bankasi A/S	221,630	828,294
Turkiye Sise ve Cam Fabrikalari A/S	242,348	316,840

		4,853,647

United Kingdom — 2.0%
3i Group PLC	42,993	505,495
Anglo American PLC*	2,543	33,974
Associated British Foods PLC	7,112	272,158
AstraZeneca PLC	7,308	489,518
BAE Systems PLC	19,096	157,644
Barratt Developments PLC	34,494	253,335
BP PLC	80,474	464,512
British American Tobacco PLC	74,214	5,057,184
BT Group PLC	73,379	282,162
Burberry Group PLC	135,662	2,935,566
Capita PLC	383	3,451
Compass Group PLC	20,602	434,860
Diageo PLC	10,455	308,965
Dialog Semiconductor PLC*	19,272	823,403
Dixons Carphone PLC	46,837	173,142
GlaxoSmithKline PLC	29,347	624,720
HSBC Holdings PLC	139,741	1,297,078
Imperial Brands PLC	53,250	2,392,916
InterContinental Hotels Group PLC	4,953	275,059
International Consolidated Airlines Group SA	169,086	1,343,440
Johnson Matthey PLC	5,446	203,826
Liberty Global PLC (Class C Stock)*	3,219	100,368
Lloyds Banking Group PLC	2,470,023	2,128,618
London Stock Exchange Group PLC	10,044	477,770
Meggitt PLC	285,440	1,773,664
Persimmon PLC	52,680	1,538,607
Prudential PLC	261,398	6,000,101
Randgold Resources Ltd.	1,878	166,647

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	3,870	$392,316
RELX NV	102,819	2,119,804
RELX PLC	24,671	533,316
Rio Tinto Ltd.	51,197	2,488,098
Rio Tinto PLC	54,007	2,287,307
RSA Insurance Group PLC	30,563	245,172
Sage Group PLC (The)	37,701	337,839
Standard Chartered PLC*	360,357	3,649,790
Taylor Wimpey PLC	157,606	361,936
TechnipFMC PLC*	60,390	1,633,313
Travis Perkins PLC	51,191	970,428
Unilever NV, CVA	88,745	4,898,894
Unilever PLC	101,909	5,515,126
Vodafone Group PLC	1,706,599	4,846,687
Whitbread PLC	10,989	567,907
WPP PLC	156,817	3,302,063

		64,668,179

United States — 34.5%
3M Co.	713	148,439
Abbott Laboratories	62,786	3,052,028
AbbVie, Inc.	1,568	113,696
Acadia Healthcare Co., Inc.*(a)	79,915	3,946,203
ACADIA Pharmaceuticals, Inc.*(a)	7,115	198,437
Accenture PLC (Class A Stock)	43,848	5,423,120
Activision Blizzard, Inc.	1,742	100,287
Acuity Brands, Inc.(a)	13,489	2,742,043
Adobe Systems, Inc.*	50,331	7,118,817
Advanced Micro Devices, Inc.*(a)	30,577	381,601
AdvanSix, Inc.*	14,216	444,108
Aetna, Inc.	37,487	5,691,651
Affiliated Managers Group, Inc.	2,301	381,644
Agilent Technologies, Inc.	33,188	1,968,380
Albemarle Corp.	1,696	178,996
Alexandria Real Estate Equities, Inc., REIT	25,100	3,023,796
Alexion Pharmaceuticals, Inc.*	3,283	399,443
Alleghany Corp.*	1,387	824,988
Allegion PLC	30,012	2,434,573
Allergan PLC	26,917	6,543,253
Allied World Assurance Co. Holdings AG	29,010	1,534,629
Ally Financial, Inc.	87,672	1,832,345
Alphabet, Inc. (Class A Stock)*	2,584	2,402,293
Alphabet, Inc. (Class C Stock)*	30,551	27,762,611
Altria Group, Inc.	15,395	1,146,466
Amazon.com, Inc.*	19,227	18,611,735
American Campus Communities, Inc., REIT	5,052	238,960
American Electric Power Co., Inc.	33,000	2,292,509
American Express Co.	3,942	332,074
American Homes 4 Rent (Class A Stock), REIT	118,097	2,665,450
American International Group, Inc.	103,711	6,484,012
American Water Works Co., Inc.	1,428	111,313
Ameriprise Financial, Inc.	15,002	1,909,605
AmerisourceBergen Corp.	4,767	450,625
AMETEK, Inc.	8,158	494,130
Amgen, Inc.	1,388	239,055
Amphenol Corp. (Class A Stock)	60,093	4,436,065
Anadarko Petroleum Corp.	40,994	1,858,668
Analog Devices, Inc.	36,138	2,811,537

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Antero Resources Corp.*	1,203	$25,997
Apache Corp.(a)	33,200	1,591,275
Apartment Investment & Management Co. (Class A Stock), REIT	29,482	1,266,842
Apple, Inc.	206,110	29,683,962
Applied Materials, Inc.	60,757	2,509,872
Aramark	14,634	599,701
Archer-Daniels-Midland Co.	2,580	106,760
Arista Networks, Inc.*(a)	16,631	2,491,157
Arrow Electronics, Inc.*	27,643	2,167,765
Arthur J Gallagher & Co.	30,877	1,767,708
AT&T, Inc.	89,786	3,387,625
Athene Holding Ltd. (Class A Stock)*	16,500	818,565
Automatic Data Processing, Inc.	4,310	441,603
AutoZone, Inc.*(a)	4,373	2,494,622
AvalonBay Communities, Inc., REIT	48,709	9,360,409
Avery Dennison Corp.	1,075	94,998
Ball Corp.	83,636	3,530,276
Bank of America Corp.	576,127	13,976,841
Bank of New York Mellon Corp. (The)	67,662	3,452,115
Becton, Dickinson and Co.	3,226	629,425
Bed Bath & Beyond, Inc.(a)	36,984	1,124,314
Berkshire Hathaway, Inc. (Class B Stock)*	9,835	1,665,754
Best Buy Co., Inc.(a)	28,800	1,651,104
Biogen, Inc.*	8,840	2,398,822
BioMarin Pharmaceutical, Inc.*	13,420	1,218,805
BlackRock, Inc.	6,883	2,907,448
BorgWarner, Inc.	10,626	450,117
Boston Properties, Inc., REIT	30,415	3,741,653
Boston Scientific Corp.*	152,742	4,234,008
Brandywine Realty Trust, REIT	69,100	1,211,323
Bright Horizons Family Solutions, Inc.*	3,578	276,257
Brinker International, Inc.(a)	27,500	1,047,750
Bristol-Myers Squibb Co.	59,491	3,314,838
Brixmor Property Group, Inc., REIT	92,110	1,646,927
Broadcom Ltd.	43,923	10,236,256
Broadridge Financial Solutions, Inc.	981	74,124
Brown-Forman Corp. (Class B Stock)	3,609	175,397
CA, Inc.	2,648	91,277
Cadence Design Systems, Inc.*	2,296	76,893
Camden Property Trust, REIT	22,760	1,946,208
Capital One Financial Corp.	99,070	8,185,164
Carlisle Cos., Inc.	28,827	2,750,096
Carnival Corp.	3,312	217,168
Carnival PLC	22,373	1,479,389
Cars.com, Inc.*	463	12,330
Casey’s General Stores, Inc.(a)	3,032	324,758
Cavium, Inc.*	36,677	2,278,742
CBRE Group, Inc. (Class A Stock)*	134,137	4,882,587
CBS Corp. (Class B Stock)	36,185	2,307,879
CDK Global, Inc.(a)	1,096	68,018
CDW Corp.	11,203	700,523
Celanese Corp. (Class A Stock)	4,931	468,149
Celgene Corp.*	35,046	4,551,424
Centene Corp.*	6,589	526,329
CenterPoint Energy, Inc.	5,403	147,934
Charles Schwab Corp. (The)	230,900	9,919,464
Charter Communications, Inc. (Class A Stock)*	16,969	5,716,008

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Chevron Corp.	12,838	$1,339,389
Chubb Ltd.	40,744	5,923,363
Cigna Corp.	21,295	3,564,570
Cintas Corp.	720	90,749
Cisco Systems, Inc.	95,692	2,995,160
Citigroup, Inc.	166,368	11,126,691
Citizens Financial Group, Inc.	82,288	2,936,036
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	77,500	375,875
CMS Energy Corp.	55,600	2,571,500
CNO Financial Group, Inc.	38,400	801,792
Coach, Inc.	6,051	286,454
Coca-Cola Co. (The)	16,366	734,015
Cognizant Technology Solutions Corp. (Class A Stock)	4,792	318,189
Colgate-Palmolive Co.	2,317	171,759
Columbia Sportswear Co.	22,000	1,277,320
Comcast Corp. (Class A Stock)	137,258	5,342,082
Comerica, Inc.	28,092	2,057,458
CommScope Holding Co., Inc.*	34,350	1,306,331
Concho Resources, Inc.*	40,987	4,981,150
ConocoPhillips	35,700	1,569,372
Constellation Brands, Inc. (Class A Stock)	15,737	3,048,729
Continental Resources, Inc.*(a)	825	26,672
Cooper Cos., Inc. (The)	383	91,698
Copart, Inc.*	47,473	1,509,167
Core Laboratories NV(a)	276	27,951
CoreSite Realty Corp., REIT	7,975	825,652
Corning, Inc.	126,482	3,800,785
Corporate Office Properties Trust, REIT	42,600	1,492,278
Costco Wholesale Corp.	5,781	924,555
Coty, Inc. (Class A Stock)(a)	80,843	1,516,615
Crown Holdings, Inc.*	24,258	1,447,232
CubeSmart, REIT(a)	61,825	1,486,273
Cummins, Inc.	1,327	215,266
CVS Health Corp.	23,741	1,910,201
CyrusOne, Inc., REIT(a)	26,950	1,502,462
D.R. Horton, Inc.	15,484	535,282
Danaher Corp.	5,006	422,456
DDR Corp., REIT	66,865	606,466
Deere & Co.	4,547	561,964
Delphi Automotive PLC	19,891	1,743,446
Delta Air Lines, Inc.	148,770	7,994,900
DENTSPLY SIRONA, Inc.	7,714	500,176
Diamondback Energy, Inc.*	31,102	2,762,169
Dick’s Sporting Goods, Inc.	791	31,506
Digital Realty Trust, Inc., REIT	31,756	3,586,840
Discover Financial Services	5,984	372,145
DISH Network Corp. (Class A Stock)*	91,628	5,750,573
Dollar Tree, Inc.*	3,166	221,367
Douglas Emmett, Inc., REIT	23,645	903,475
Dover Corp.	20,230	1,622,851
Dow Chemical Co. (The)	12,410	782,699
Dr. Pepper Snapple Group, Inc.	23,934	2,180,627
Duke Energy Corp.	23,916	1,999,138
Duke Realty Corp., REIT	17,100	477,945
DXC Technology Co.	2,373	182,057
Dynegy, Inc.*	150	1,241
E*TRADE Financial Corp.*	2,238	85,111

COMMON STOCKS (continued)	Shares	Value
United States (continued)
E.I. du Pont de Nemours & Co.	49,126	$3,964,959
Eagle Materials, Inc.	30,988	2,863,911
East West Bancorp, Inc.	50,759	2,973,462
EastGroup Properties, Inc., REIT	13,400	1,122,920
Eastman Chemical Co.	36,714	3,083,609
Eaton Corp. PLC	11,551	899,014
Edgewell Personal Care Co.*	6,960	529,099
Edison International	60,318	4,716,265
Edwards Lifesciences Corp.*	2,809	332,136
Electronic Arts, Inc.*	52,689	5,570,281
Eli Lilly & Co.	58,212	4,790,848
Energen Corp.*	19,326	954,125
Energizer Holdings, Inc.	13,355	641,307
Entercom Communications Corp. (Class A Stock)(a)	62,880	650,808
EOG Resources, Inc.	68,296	6,182,154
EQT Corp.	79,556	4,661,186
Equifax, Inc.	18,701	2,569,891
Equinix, Inc., REIT	15,344	6,585,031
Equity LifeStyle Properties, Inc., REIT	24,100	2,080,794
Equity Residential, REIT(a)	47,250	3,110,468
Essex Property Trust, Inc., REIT	13,687	3,521,254
Everest Re Group Ltd.	325	82,742
Eversource Energy	21,420	1,300,408
Evolent Health, Inc. (Class A Stock)*(a)	57,210	1,450,274
Exact Sciences Corp.*(a)	45,880	1,622,776
Expedia, Inc.	18,870	2,810,687
Extra Space Storage, Inc., REIT(a)	12,932	1,008,695
Exxon Mobil Corp.	78,570	6,342,956
F5 Networks, Inc.*	498	63,276
Facebook, Inc. (Class A Stock)*	128,479	19,397,759
Federal Realty Investment Trust, REIT	11,601	1,466,251
FedEx Corp.	2,053	446,178
Fidelity National Information Services, Inc.	6,946	593,188
Fifth Third Bancorp	79,421	2,061,769
First Data Corp. (Class A Stock)*	2,255	41,041
First Republic Bank	41,628	4,166,963
FLIR Systems, Inc.	898	31,125
Foot Locker, Inc.	1,292	63,670
Ford Motor Co.	159,014	1,779,366
Fortive Corp.	13,038	825,958
Fortune Brands Home & Security, Inc.(a)	58,252	3,800,360
Gap, Inc. (The)(a)	49,890	1,097,081
Gartner, Inc.*	7,320	904,093
General Dynamics Corp.	12,943	2,564,008
General Electric Co.	272,844	7,369,516
General Motors Co.	4,228	147,684
Genuine Parts Co.	21,862	2,027,919
GGP, Inc., REIT(a)	68,320	1,609,620
Gilead Sciences, Inc.	42,058	2,976,866
Global Payments, Inc.	43,722	3,948,971
GoDaddy, Inc. (Class A Stock)*(a)	82,496	3,499,480
Goldman Sachs Group, Inc. (The)	4,080	905,352
Gramercy Property Trust, REIT	46,916	1,393,874
Graphic Packaging Holding Co.	80,500	1,109,290
Guidewire Software, Inc.*	25,817	1,773,886
H&R Block, Inc.	1,637	50,600
Halcon Resources Corp.*(a)(g)	8,792	39,916
Halliburton Co.	6,560	280,178

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Hanesbrands, Inc.(a)	29,300	$678,588
Harris Corp.	2,836	309,351
Hartford Financial Services Group, Inc. (The)	71,400	3,753,498
HCA Healthcare, Inc.*	19,600	1,709,120
HCP, Inc., REIT	190,418	6,085,759
HD Supply Holdings, Inc.*	26,486	811,267
Healthcare Trust of America, Inc. (Class A Stock)	44,700	1,390,617
HEICO Corp. (Class A Stock)	5,614	348,349
Henry Schein, Inc.*(a)	2,456	449,497
Hewlett Packard Enterprise Co.	76,300	1,265,817
Highwoods Properties, Inc., REIT	26,590	1,348,379
Hilton Grand Vacations, Inc.*	51,496	1,856,946
Hilton Worldwide Holdings, Inc.(a)	101,390	6,270,971
Hologic, Inc.*	1,497	67,934
Home Depot, Inc. (The)	42,608	6,536,067
Honeywell International, Inc.	60,082	8,008,330
Hospitality Properties Trust, REIT	10,750	313,363
Host Hotels & Resorts, Inc., REIT(a)	175,480	3,206,020
HP, Inc.	41,881	732,080
Hubbell, Inc.	4,088	462,639
Hudson Pacific Properties, Inc., REIT	51,000	1,743,690
Humana, Inc.	16,413	3,949,296
Huntington Bancshares, Inc.	29,070	393,026
Huntington Ingalls Industries, Inc.	348	64,784
IDEX Corp.	4,516	510,353
IDEXX Laboratories, Inc.*	666	107,506
Illinois Tool Works, Inc.	9,540	1,366,605
Illumina, Inc.*	18,728	3,249,682
Incyte Corp.*	4,180	526,303
Ingersoll-Rand PLC	50,043	4,573,430
Ingredion, Inc.	516	61,512
Intel Corp.	15,406	519,798
Intercept Pharmaceuticals, Inc.*(a)	2,464	298,316
Intercontinental Exchange, Inc.	53,288	3,512,745
International Business Machines Corp.	22,031	3,389,029
Intuitive Surgical, Inc.*	1,675	1,566,745
Invesco Ltd.	49,675	1,748,063
Invitation Homes, Inc., REIT	42,800	925,764
IPG Photonics Corp.*	2,309	335,036
Jack Henry & Associates, Inc.	6,387	663,418
Jazz Pharmaceuticals PLC*	17,845	2,774,898
John Bean Technologies Corp.	12,640	1,238,720
Johnson & Johnson	44,923	5,942,863
Johnson Controls International PLC	7,214	312,799
Jones Lang LaSalle, Inc.	312	39,000
KapStone Paper and Packaging Corp.	36,600	755,058
KeyCorp	121,014	2,267,803
Keysight Technologies, Inc.*	15,760	613,537
Kilroy Realty Corp., REIT	5,250	394,538
Kimberly-Clark Corp.	4,177	539,292
Kimco Realty Corp., REIT	191,041	3,505,603
Kinder Morgan, Inc.	95,797	1,835,471
Kite Pharma, Inc.*(a)	28,499	2,954,491
Kite Realty Group Trust, REIT	22,000	416,459
KLA-Tencor Corp.	9,381	858,455
Kohl’s Corp.(a)	56,440	2,182,535
Kraft Heinz Co. (The)	26,300	2,252,332

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Kroger Co. (The)	65,598	$1,529,745
L3 Technologies, Inc.	1,322	220,880
La Quinta Holdings, Inc.*	76,900	1,135,813
Laboratory Corp. of America Holdings*	2,363	364,232
Lam Research Corp.	16,402	2,319,735
LaSalle Hotel Properties, REIT(a)	13,375	398,575
Lazard Ltd. (Class A Stock)	31,782	1,472,460
Lear Corp.	595	84,538
Lennox International, Inc.(a)	21,382	3,926,590
Liberty Broadband Corp. (Class C Stock)*	905	78,509
Liberty Media Corp. – Liberty SiriusXM*	927	38,915
Liberty Property Trust, REIT	51,210	2,084,760
Life Storage, Inc., REIT	11,425	846,593
Lincoln National Corp.	2,998	202,605
LKQ Corp.*	76,040	2,505,518
Loews Corp.	108,119	5,061,050
Lowe’s Cos., Inc.	61,676	4,781,741
M&T Bank Corp.	25,121	4,068,346
Macerich Co. (The), REIT(a)	39,700	2,304,981
ManpowerGroup, Inc.	730	81,505
Marathon Petroleum Corp.	32,900	1,721,657
Marriott International, Inc. (Class A Stock)	1,884	188,984
Marsh & McLennan Cos., Inc.	17,021	1,326,957
Martin Marietta Materials, Inc.	7,580	1,687,156
Masco Corp.	54,950	2,099,639
Mastercard, Inc. (Class A Stock)	36,606	4,445,799
Match Group, Inc.*(a)	11,767	204,510
Maxim Integrated Products, Inc.	2,163	97,119
McDonald’s Corp.	3,115	477,093
McKesson Corp.	1,299	213,737
Medtronic PLC	3,791	336,451
Merck & Co., Inc.	93,204	5,973,444
MetLife, Inc.	21,214	1,165,497
MGM Growth Properties LLC (Class A Stock)(a)	24,500	715,155
Microchip Technology, Inc.(a)	27,171	2,097,058
Microsoft Corp.	323,967	22,331,046
Mid-America Apartment Communities, Inc., REIT	12,835	1,352,552
Middleby Corp. (The)*	13,901	1,689,111
Mohawk Industries, Inc.*	36,483	8,817,576
Molson Coors Brewing Co. (Class B Stock)	52,785	4,557,457
Mondelez International, Inc. (Class A Stock)	100,133	4,324,744
Monster Beverage Corp.*	33,810	1,679,681
Morgan Stanley	135,838	6,052,942
Mosaic Co. (The)	41,067	937,560
MSC Industrial Direct Co., Inc. (Class A Stock)	6,045	519,628
Murphy USA, Inc.*(a)	13,200	978,252
Nasdaq, Inc.	28,767	2,056,553
National Fuel Gas Co.(a)	9,117	509,093
National Health Investors, Inc., REIT	26,330	2,085,336
National Retail Properties, Inc., REIT	1,120	43,792
Netflix, Inc.*	14,488	2,164,652
Newell Brands, Inc.	38,340	2,055,790
Newfield Exploration Co.*	1,683	47,898
Newmont Mining Corp.	4,248	137,593
Nexstar Media Group, Inc. (Class A Stock)(a)	22,456	1,342,869

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
NextEra Energy, Inc.	47,513	$6,657,996
NII Holdings, Inc.*	7,349	5,909
NIKE, Inc. (Class B Stock)	46,374	2,736,066
NiSource, Inc.	13,342	338,353
Nordstrom, Inc.(a)	26,901	1,286,675
Norfolk Southern Corp.	14,830	1,804,811
Northern Trust Corp.	22,834	2,219,693
Northrop Grumman Corp.	8,125	2,085,769
Norwegian Cruise Line Holdings Ltd.*	43,279	2,349,617
Nuance Communications, Inc.*	1,988	34,611
NVIDIA Corp.	35,420	5,120,315
Oaktree Capital Group LLC, MLP	10,209	475,739
Occidental Petroleum Corp.	76,174	4,560,537
Old Dominion Freight Line, Inc.	24,652	2,347,856
Oracle Corp.	12,692	636,377
O’Reilly Automotive, Inc.*(a)	14,895	3,258,132
Oshkosh Corp.	24,628	1,696,377
Outfront Media, Inc., REIT	64,691	1,495,656
PACCAR, Inc.	29,675	1,959,737
Palo Alto Networks, Inc.*	14,279	1,910,673
Park Hotels & Resorts, Inc., REIT	42,039	1,133,372
Parsley Energy, Inc. (Class A Stock)*	1,969	54,640
Paychex, Inc.	2,599	147,987
PayPal Holdings, Inc.*	79,701	4,277,553
PBF Energy, Inc. (Class A Stock)(a)	65,457	1,457,073
Pebblebrook Hotel Trust, REIT(a)	14,550	469,091
Penn Virginia Corp.*	297	10,915
Penn Virginia Corp. NPV*	364	13,377
PepsiCo, Inc.	62,484	7,216,277
Pfizer, Inc.	352,733	11,848,302
PG&E Corp.	33,075	2,195,187
Philip Morris International, Inc.	48,543	5,701,375
Phillips 66	46,312	3,829,540
Pioneer Natural Resources Co.	25,993	4,147,963
Plains GP Holdings LP (Class A Stock)*	955	24,983
PNC Financial Services Group, Inc. (The)	32,303	4,033,676
Post Holdings, Inc.*	18,900	1,467,585
Premier, Inc. (Class A Stock)*	14,817	533,412
Priceline Group, Inc. (The)*	2,309	4,319,031
Procter & Gamble Co. (The)	37,315	3,252,002
Progressive Corp. (The)	7,174	316,302
Prologis, Inc., REIT	127,434	7,472,730
Public Storage, REIT	27,242	5,680,775
PulteGroup, Inc.(a)	60,901	1,493,901
PVH Corp.	5,592	640,285
QUALCOMM, Inc.	22,300	1,231,406
Quality Care Properties, Inc., REIT*	20,200	369,862
Quest Diagnostics, Inc.	1,076	119,608
Ralph Lauren Corp.	3,680	271,584
Range Resources Corp.	10,946	253,619
Raymond James Financial, Inc.	7,061	566,433
Rayonier, Inc., REIT	75,534	2,173,113
Realty Income Corp., REIT(a)	34,290	1,892,122
Red Hat, Inc.*	6,126	586,565
Red Rock Resorts, Inc. (Class A Stock)	32,568	766,976
Regal Beloit Corp.	2,971	242,285
Regency Centers Corp., REIT	38,532	2,413,644
Regions Financial Corp.	21,533	315,243
Reinsurance Group of America, Inc.	509	65,351

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Revance Therapeutics, Inc.*(a)	33,675	$889,020
Robert Half International, Inc.	1,017	48,745
Rockwell Collins, Inc.	248	26,060
Ross Stores, Inc.	17,922	1,034,637
Royal Caribbean Cruises Ltd.	21,035	2,297,653
S&P Global, Inc.	27,741	4,049,909
Sabine Oil & Gas Holdings, Inc.*	35	1,426
Sabre Corp.(a)	1,250	27,213
Sage Therapeutics, Inc.*(a)	6,560	522,438
salesforce.com, Inc.*	32,309	2,797,959
SBA Communications Corp., REIT*	981	132,337
Schlumberger Ltd.	4,381	288,445
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,005	341,892
Sempra Energy	17,878	2,015,745
Senior Housing Properties Trust, REIT	98,164	2,006,472
ServiceNow, Inc.*	26,121	2,768,826
Sherwin-Williams Co. (The)	1,352	474,498
Shire PLC	48,657	2,682,910
Signature Bank*	3,007	431,595
Silgan Holdings, Inc.	16,136	512,802
Simon Property Group, Inc., REIT	43,267	6,998,870
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	25,600	842,240
Sirius XM Holdings, Inc.(a)	32,243	176,369
SL Green Realty Corp., REIT	6,211	657,124
Snap, Inc. (Class A Stock)*(a)	54,180	962,779
Snap-on, Inc.	6,220	982,760
Southwest Airlines Co.	67,913	4,220,114
Spark Therapeutics, Inc.*(a)	17,968	1,073,408
Spectrum Brands Holdings, Inc.(a)	269	33,636
Spirit Realty Capital, Inc., REIT(a)	74,500	552,045
Splunk, Inc.*(a)	43,757	2,489,336
Stanley Black & Decker, Inc.	58,914	8,290,967
Starbucks Corp.	113,674	6,628,331
State Street Corp.	8,485	761,359
Sun Communities, Inc., REIT	5,825	510,794
Sunstone Hotel Investors, Inc., REIT	64,200	1,034,904
SunTrust Banks, Inc.	63,524	3,603,082
SVB Financial Group*	11,134	1,957,245
Symantec Corp.	2,360	66,670
Synopsys, Inc.*	10,164	741,261
T. Rowe Price Group, Inc.(a)	43,297	3,213,070
Take-Two Interactive Software, Inc.*	26,159	1,919,547
Taubman Centers, Inc., REIT(a)	6,325	376,654
TD Ameritrade Holding Corp.	14,699	631,910
TE Connectivity Ltd.	12,263	964,853
TEGNA, Inc.	1,400	20,174
Teladoc, Inc.*(a)	22,340	775,198
Teleflex, Inc.	305	63,367
Teradyne, Inc.	14,302	429,489
Tesla, Inc.*	5,594	2,022,846
Texas Instruments, Inc.	92,538	7,118,948
TherapeuticsMD, Inc.*(a)	138,225	728,446
Thermo Fisher Scientific, Inc.	4,739	826,813
Thor Industries, Inc.	4,279	447,241
Tiffany & Co.	20,439	1,918,609
Time Warner, Inc.	18,025	1,809,890
TJX Cos., Inc. (The)	56,937	4,109,143

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
T-Mobile US, Inc.*	6,415	$388,877
Toll Brothers, Inc.	20,878	824,890
Travelers Cos., Inc. (The)	17,060	2,158,602
TreeHouse Foods, Inc.*(a)	22,469	1,835,493
Twenty-First Century Fox, Inc. (Class A Stock)	118,563	3,360,075
Twenty-First Century Fox, Inc. (Class B Stock)	3,746	104,401
Tyler Technologies, Inc.*	1,969	345,894
U.S. Bancorp	46,588	2,418,849
UCI International^(g)	4,388	49,716
UDR, Inc., REIT	19,375	755,044
Ulta Beauty, Inc.*	6,942	1,994,714
Union Pacific Corp.	38,648	4,209,154
United Continental Holdings, Inc.*	32,904	2,476,026
United Parcel Service, Inc. (Class B Stock)	1,420	157,038
United Rentals, Inc.*	1,571	177,067
United Technologies Corp.	26,414	3,225,414
United Therapeutics Corp.*	362	46,962
UnitedHealth Group, Inc.	94,876	17,591,908
Universal Health Services, Inc. (Class B Stock)	3,623	442,296
Unum Group	36,176	1,686,887
Vail Resorts, Inc.	2,086	423,103
Valero Energy Corp.	4,730	319,086
Vantiv, Inc. (Class A Stock)*	62,440	3,954,949
Veeva Systems, Inc. (Class A Stock)*	31,358	1,922,559
Ventas, Inc., REIT	39,525	2,746,197
VEREIT, Inc., REIT	9,736	79,251
VeriSign, Inc.*(a)	805	74,833
Verizon Communications, Inc.	95,512	4,265,566
Vertex Pharmaceuticals, Inc.*	43,011	5,542,827
Visa, Inc. (Class A Stock)(a)	120,982	11,345,692
Vistra Energy Corp.	14,776	248,089
Vornado Realty Trust, REIT	47,713	4,480,251
Voya Financial, Inc.	27,168	1,002,227
Vulcan Materials Co.	26,691	3,381,216
VWR Corp.*	16,200	534,762
W.R. Berkley Corp.	3,410	235,870
WABCO Holdings, Inc.*	23,368	2,979,654
Wabtec Corp.	3,702	338,733
Walgreens Boots Alliance, Inc.	54,406	4,260,534
Wal-Mart Stores, Inc.	4,139	313,240
Walt Disney Co. (The)	50,824	5,400,050
Wayfair, Inc. (Class A Stock)*(a)	25,868	1,988,732
WEC Energy Group, Inc.(a)	12,100	742,698
Weingarten Realty Investors, REIT(a)	31,900	960,190
Wells Fargo & Co.	287,673	15,939,961
Welltower, Inc., REIT	21,019	1,573,272
Westar Energy, Inc.	2,354	124,809
WestRock Co.	71,685	4,061,672
WEX, Inc.*	12,521	1,305,565
Weyerhaeuser Co., REIT	40,945	1,371,658
Williams Cos., Inc. (The)	23,681	717,061
Workday, Inc. (Class A Stock)*(a)	19,317	1,873,749
WP Carey, Inc., REIT	2,362	155,916
Xcel Energy, Inc.	124,809	5,726,237
Xerox Corp.	1,739	49,961
Yum! Brands, Inc.	1,184	87,332

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Zimmer Biomet Holdings, Inc.	12,036	$1,545,422
Zions Bancorporation	4,980	218,672

		1,112,700,903

Vietnam — 0.0%
Hoa Phat Group JSC	228,435	321,594

TOTAL COMMON STOCKS (cost $1,526,548,463)		1,764,577,744

PREFERRED STOCKS — 1.6%
Bermuda — 0.0%
XLIT Ltd., Series D, 4.278%	235	207,388

Brazil — 0.2%
Braskem SA (PRFC A)	34,949	362,054
Cia de Saneamento do Parana (PRFC)	39,380	129,091
Itau Unibanco Holding SA, ADR (PRFC)	316,907	3,501,822
Metalurgica Gerdau SA (PRFC)*	531,780	800,985
Vale SA, ADR (PRFC)(a)	101,350	826,003

		5,619,955

China — 0.2%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	36,234	5,920,998

Germany — 0.1%
Henkel AG & Co. KGaA (PRFC)	26,110	3,600,413
Volkswagen AG (PRFC)	4,060	620,190

		4,220,603

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	2,012	1,196,134

Russia — 0.0%
Surgutneftegas OJSC (PRFC)	1,086,869	525,326

United States — 1.1%
Allergan PLC, CVT, 5.500%	3,223	2,797,822
American Homes 4 Rent, REIT, 6.500%	45,479	1,177,451
American Tower Corp., REIT, CVT, 5.500%	8,626	1,045,730
Anthem, Inc., CVT, 5.250%	12,285	648,894
Apartment Investment & Management Co., REIT, 6.875%	5,775	156,907
Arconic, Inc., CVT, 5.375%	6,276	224,681
Bank of America Corp., Series L, CVT, 7.250%(a)	2,060	2,599,699
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	36,099	1,977,503
Belden, Inc., CVT, 6.750%	3,671	380,793
Bunge Ltd., CVT, 4.875%	5,880	612,990
CBL & Associates Properties, Inc., REIT, 7.375%(a)	50,250	1,168,815
DDR Corp., REIT, 6.500%	850	21,310
Digital Realty Trust, Inc., REIT, 7.375%	13,900	381,277
Dominion Energy, Inc., CVT, 6.750%(a)	24,873	1,251,609
DTE Energy Co., CVT, 6.500%	11,621	637,412
Equity LifeStyle Properties, Inc., REIT, 6.750%	13,050	332,123
Frontier Communications Corp., CVT, 11.125%	9,417	277,236
GGP, Inc., REIT, 6.375%	38,450	978,937

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
United States (continued)
Great Plains Energy, Inc., CVT, 7.000%	9,736	$516,397
Hersha Hospitality Trust, REIT, 6.875%	12,500	320,249
Hess Corp., CVT, 8.000%(a)	12,816	712,826
Kimco Realty Corp., Series J, REIT, 5.500%	2,625	65,861
Kimco Realty Corp., Series K, REIT, 5.625%	5,675	141,762
Kinder Morgan, Inc., CVT, 9.750%(a)	21,117	926,614
Mid-America Apartment Communities, Inc., REIT, 8.500%	5,925	386,309
NextEra Energy, Inc., CVT, 6.123%	29,283	1,581,575
Pennsylvania Real Estate Investment Trust, Series B, REIT, 7.375%	1,375	34,904
Pennsylvania Real Estate Investment Trust, Series C, REIT, 7.200%(a)	24,975	668,081
PS Business Parks, Inc., REIT, 5.750%	2,450	61,667
Public Storage, Series V, REIT, 5.375%	12,975	327,619
Retail Properties of America, Inc., REIT, 7.000%	12,700	324,612
Rexford Industrial Realty, Inc., REIT, 5.875%	925	23,301
Sabra Health Care REIT, Inc., REIT, 7.125%	35,900	918,681
Saul Centers, Inc., REIT, 6.875%	31,500	812,385
SL Green Realty Corp., REIT, 6.500%	34,306	865,540
Southwestern Energy Co., CVT, 6.250%	18,593	271,272
Stanley Black & Decker, Inc., CVT, 5.375%	13,618	1,494,167
Sun Communities, Inc., REIT, 7.125%	1,575	40,029
Taubman Centers, Inc., Series J, REIT, 6.500%	56,450	1,418,589
Taubman Centers, Inc., Series K, REIT, 6.250%	7,625	193,218
T-Mobile US, Inc., CVT, 5.500%	9,469	934,022
Urstadt Biddle Properties, Inc., REIT, 7.125%	30,400	782,192
Vornado Realty Trust, Series G, REIT, 6.625%	16,500	426,030
Vornado Realty Trust, Series I, REIT, 6.625%	1,100	28,490
Washington Prime Group, Inc., REIT, 7.500%	18,600	466,302
Wells Fargo & Co., Series L, CVT, 7.500%	2,349	3,079,797
Welltower, Inc., Series I, REIT, CVT, 6.500%	12,506	828,648

		35,322,328

TOTAL PREFERRED STOCKS (cost $52,016,224)		53,012,732

	Units
RIGHTS* — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 07/11/17	41,606	33,264
Repsol SA, expiring 07/03/17	25,093	11,464

		44,728

RIGHTS* (continued)		Units	Value
United States — 0.0%
Media General, Inc.^		58,900	$—
Vistra Energy Corp.^		14,776	14,776

			14,776

Vietnam — 0.0%
Hoa Phat Group, expiring 07/17/17		228,435	24,121

TOTAL RIGHTS (cost $46,976)			83,625

WARRANTS* — 0.0%
United States — 0.0%
Sabine Oil & Gas Holdings, Inc.,
expiring 04/13/26		113	791
Sabine Oil & Gas Holdings, Inc.,
expiring 04/13/26		20	110

TOTAL WARRANTS (cost $911)			901

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.1%
Automobiles — 0.2%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	60	59,592
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	750	751,811
Series 2016-4A, Class D, 144A
3.770%	10/17/22	2,240	2,255,712
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	683	684,624
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,288,981
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	321	320,652

			5,361,372

Consumer Loans — 0.0%
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	442	443,275
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	224	226,176

			669,451

Home Equity Loans — 1.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
2.386%(c)	07/25/33	1,209	1,198,015
Series 2003-OP1, Class M1
2.266%(c)	12/25/33	90	86,802
Series 2003-OP1, Class M2

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
3.466%(c)	12/25/33	838	$832,325
Series 2004-HE2, Class M2
3.016%(c)	10/25/34	298	296,759
Series 2004-HE3, Class M3
2.296%(c)	11/25/34	196	194,770
Ameriquest Mortgage Securities, Inc.,
Series 2003-10, Class M1
2.266%(c)	12/25/33	867	855,881
Series 2003-10, Class M2
3.766%(c)	12/25/33	822	802,468
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2002-2, Class M3
3.871%(c)	08/25/32	615	608,722
Series 2003-9, Class M2
4.066%(c)	09/25/33	441	424,220
Series 2003-12, Class M2
3.766%(c)	01/25/34	406	400,464
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2
3.841%(c)	03/25/34	306	299,578
Series 2003-W9, Class M3B
4.336%(c)	01/25/34	428	418,024
Series 2004-W1, Class AF
4.172%	03/25/34	674	680,690
Series 2004-W4, Class A
1.736%(c)	03/25/34	917	864,664
Series 2004-W6, Class M4
4.066%(c)	05/25/34	177	176,996
Series 2004-W7, Class M9, 144A
3.999%(c)	05/25/34	516	446,660
Asset-Backed Funding Certificates Trust,
Series 2004-OPT2, Class M2
2.716%(c)	07/25/33	393	380,955
Series 2004-OPT5, Class M2
3.391%(c)	12/25/33	347	337,590
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
3.241%(c)	10/25/34	297	293,284
Bayview Financial Acquisition Trust,
Series 2006-D, Class 1A5
5.668%	12/28/36	962	978,362
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
6.466%(c)	03/25/43	39	38,603
Series 2004-1, Class M1
2.191%(c)	06/25/34	609	563,654
Series 2004-2, Class M1
2.416%(c)	08/25/34	523	504,413
Series 2004-FR1, Class M4
3.391%(c)	07/25/34	540	461,247
Series 2004-FR3, Class M2
2.971%(c)	09/25/34	916	918,159
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
1.816%(c)	01/25/34	1,370	1,325,928
Series 2004-B, Class M2
1.966%(c)	03/25/34	797	759,858
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
2.311%(c)	05/25/34	468	$443,419
Series 2004-OPT1, Class M2
2.716%(c)	06/25/34	1,028	1,016,097
CHEC Loan Trust,
Series 2004-2, Class M3
2.466%(c)	04/25/34	236	205,132
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
2.161%(c)	01/25/35	709	697,100
Home Equity Asset Trust,
Series 2002-1, Class M2
3.116%(c)	11/25/32	1,135	1,004,873
Series 2004-3, Class M1
2.071%(c)	08/25/34	504	482,648
Series 2004-6, Class M2
2.116%(c)	12/25/34	181	170,548
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
2.416%(c)	11/25/34	1,213	1,176,342
Series 2004-C, Class M2
2.116%(c)	03/25/35	360	324,880
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
4.649%(c)	04/25/33	87	77,264
Series 2004-OPT2, Class M1
2.116%(c)	09/25/34	283	277,094
Series 2005-NC1, Class M2
1.966%(c)	12/25/34	755	755,620
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
2.191%(c)	07/25/34	178	174,698
Series 2004-HE1, Class M2
3.466%(c)	04/25/35	1,526	1,515,051
Series 2005-NC1, Class M2
2.296%(c)	10/25/35	599	579,887
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
2.071%(c)	01/25/34	424	416,546
Series 2004-HE6, Class M2
2.116%(c)	08/25/34	197	191,558
Series 2004-NC2, Class M2
3.016%(c)	12/25/33	218	205,088
Series 2004-OP1, Class M3
2.236%(c)	11/25/34	109	105,891
Series 2005-HE1, Class M3
1.996%(c)	12/25/34	331	277,490
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
2.641%(c)	02/25/33	237	237,269
Series 2002-NC5, Class M1
2.626%(c)	10/25/32	240	238,929
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
3.946%(c)	10/25/33	1,140	1,115,481
Series 2003-6, Class M1
2.296%(c)	01/25/34	661	656,656
Series 2003-B, Class M2
3.691%(c)	11/25/33	339	332,559
Series 2004-4, Class M1

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
1.981%(c)	02/25/35	683	$646,043
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
3.991%(c)	09/25/33	383	379,819
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1
2.236%(c)	07/25/33	1,276	1,175,962
Option One Mortgage Loan Trust,
Series 2004-2, Class M2
2.791%(c)	05/25/34	625	548,588
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
2.096%(c)	08/25/33	1,069	999,172
Series 2003-2, Class M2A
4.216%(c)	08/25/33	332	309,088
Series 2003-3, Class M1
1.946%(c)	12/25/33	1,000	973,844
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(c)	07/25/30	97	81,157
Series 2003-2, Class M2
3.841%(c)	06/25/33	262	250,090
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
2.191%(c)	10/25/34	1,362	1,327,139
Series 2004-2, Class M8A, 144A
5.716%(c)	10/25/34	734	703,840

			35,221,953

Manufactured Housing — 0.0%
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	356	374,325

			374,325

Other — 0.1%
American Tower Trust I,
Series 13, Class 1A, REIT, 144A
1.551%	03/15/43	225	224,542
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	670,593
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	717	714,503

			1,609,638

Residential Mortgage-Backed Securities — 0.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R1, Class M2
2.086%(c)	02/25/34	1,137	1,059,843
Series 2004-R1, Class M6
3.286%(c)	02/25/34	54	53,912
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD2, Class 3A
4.472%(c)	06/25/43	397	383,176
Chase Funding Trust,
Series 2003-6, Class 2M1
1.966%(c)	11/25/34	1,059	996,907

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
2.941%(c)	10/25/33	243	$239,746
Series 2004-BC1, Class M1
1.966%(c)	02/25/34	1,722	1,658,896
Series 2004-BC1, Class M3
3.316%(c)	10/25/33	25	22,688
Series 2004-ECC2, Class M5
3.091%(c)	10/25/34	528	495,977
Series 2004-SD2, Class M1, 144A
1.836%(c)	06/25/33	433	429,019
Series 2005-12, Class M2
1.706%(c)	02/25/36	1,250	1,167,715
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.270%(c)	11/25/33	640	621,521
Series 2004-5, Class M3
2.941%(c)	07/25/34	382	379,800
Series 2004-6, Class M2
2.191%(c)	10/25/34	538	525,110
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2
3.691%(c)	11/25/33	231	225,528
Series 2004-CB6, Class M3
3.316%(c)	07/25/35	559	535,843
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%(c)	10/25/34	811	797,443
Series 2004-1, Class M2
5.615%(c)	04/25/34	1,730	1,702,319
Series 2004-2, Class M1
5.692%(c)	07/25/34	132	131,594
Fremont Home Loan Trust,
Series 2003-B, Class M2
3.646%(c)	12/25/33	82	81,942
Series 2004-2, Class M2
2.146%(c)	07/25/34	443	443,663
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	85	85,231
GSAMP Trust,
Series 2003-HE1, Class M1
2.457%(c)	06/20/33	392	392,891
Series 2004-NC2, Class M1
2.266%(c)	10/25/34	398	387,306
Series 2007-SEA1, Class A, 144A
1.516%(c)	12/25/36	421	392,553
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.831%(c)	07/25/31	1,154	1,143,410
Series 2003-4, Class M2
3.841%(c)	08/25/33	121	122,891
Series 2004-5, Class A5
1.776%(c)	09/25/34	467	454,475
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1
2.116%(c)	05/25/34	708	682,722
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M4

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
2.461%(c)	01/25/36	500	$497,930
RAMP Trust,
Series 2003-RS10, Class MII1
2.191%(c)	11/25/33	440	428,558
Saxon Asset Securities Trust,
Series 2004-2, Class AF3
4.625%(c)	08/25/35	386	388,980
Series 2004-2, Class MV2
3.016%(c)	08/25/35	1,216	1,206,867
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
2.116%(c)	11/25/34	738	707,055
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
2.641%(c)	04/25/33	246	245,091
Series 2003-BC6, Class M1
2.341%(c)	07/25/33	901	890,942
Series 2003-BC11, Class M2
3.766%(c)	10/25/33	433	434,458
Series 2004-6, Class M2
3.166%(c)	07/25/34	184	171,647
Series 2004-8, Class M2
2.146%(c)	09/25/34	721	705,608
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
1.386%(c)	01/25/37	1,344	1,270,599
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	378	378,974

			22,940,830

TOTAL ASSET-BACKED SECURITIES (cost $63,654,630)			66,177,569

BANK LOANS(c) — 0.1%
Avaya, Inc.,
Replacement Term Loan B-6
6.500%	03/31/18	65	51,621
Term Facility
8.500%	01/19/18	21	21,710
8.716%	01/19/18	30	30,756
Term Loan B-3
5.670%	10/26/17	30	23,825
Term Loan B-7
6.250%	05/29/20	140	111,517
Berry Plastics Corp.,
Term L Loan
3.367%	01/06/21	20	20,041
California Resources Corp.,
Loan
11.534%	12/31/21	112	118,580
Chesapeake Energy Corp.,
Class A Loan
8.686%	08/15/21	292	310,439
Concordia Healthcare Corp.,
Initial Dollar Term Loan
5.501%	10/21/21	98	72,854
Consolidated Communications, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Term Loan
4.000%	10/05/23	64	$64,288
Dell Software Group,
Initial Term Loan
7.226%	09/15/22	35	35,254
7.226%	09/15/22	2	2,517
7.226%	10/31/22	22	22,810
Delta 2 Lux Sarl,
Second Lien Facility
8.004%	07/29/22	24	24,008
DH Publishing LP,
Term Loan B-5
3.576%	08/19/22	18	18,455
First Data Corp.,
New Dollar Term Loan 2024
3.716%	03/24/21	807	806,827
Genesys Telecom Holdings U.S., Inc.,
Tranche Dollar Term Loan B-1
5.158%	11/17/23	27	27,471
5.296%	11/17/23	11	11,454
iHeartCommunications, Inc.,
Tranche Term Loan D
7.976%	01/30/19	79	64,454
Tranche Term Loan E
8.726%	07/30/19	132	107,524
Infor (US), Inc.,
Tranche Term Loan B-6
4.046%	02/01/22	113	111,801
Intrawest Operations Group LLC,
Initial Term Loan
4.726%	12/09/20	24	23,803
Landry’s, Inc.,
Term Loan B
3.826%	10/04/23	18	17,796
3.968%	09/22/23	27	26,837
3.980%	10/04/23	1	933
MEG Energy Corp.,
Initial Term Loan
4.680%	01/17/23	145	141,097
4.720%	01/17/23	98	95,431
Micro Holding LP,
Closing Date Term Loan B
3.326%	01/15/23	53	53,547
Moran Foods LLC,
Term Loan^
7.226%	11/29/23	249	240,044
PetSmart, Inc.,
Tranche Loan B-2
4.220%	03/11/22	50	46,195
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.980%	08/21/20	30	30,098
Scientific Games International, Inc.,
Term Loan B-3
5.076%	10/18/20	18	18,100
5.226%	10/18/20	5	4,906
Securus Technologies Holdings, Inc.,
Term Loan
4.500%	06/20/24	130	130,406

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
SolarWinds Holdings, Inc.,
Refinancing Term Loan 2017
4.726%	01/29/23	99	$99,139
SUPERVALU, Inc.,
Initial Term Loan
4.500%	06/01/24	50	48,389
Term Loan
4.500%	06/01/24	90	86,702
Texas Competitive Electric Holdings Co. LLC,
Initial Term Loan
3.976%	08/04/23	113	112,211
Initial Term Loan C
3.795%	08/04/23	26	25,720
Tribune Media Co.,
Term Loan B
4.226%	12/27/20	41	41,326
Ultra Resources, Inc.,
Loan
4.117%	03/30/24	100	98,592
4.117%	04/12/24	33	32,864
Vertiv Group Corp.,
Term Loan B
5.226%	09/26/23	82	81,942
Viskase Cos., Inc.,
Initial Term Loan
4.546%	01/30/21	96	91,929

TOTAL BANK LOANS (cost $3,680,794)			3,606,213

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	108	108,163
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	196,406
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17, Class AJ
6.116%(c)	06/11/50	1,000	1,008,730
Series 2007-PW17, Class AMFL, 144A
1.679%(c)	06/11/50	855	855,058
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.951%(c)	07/10/38	359	359,245
FHLMC Multifamily Structured Pass-Through Certificates,
Series K708, Class X1, IO
1.593%(c)	01/25/19	11,587	212,343
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.274%(c)	04/25/46	500	509,327
Series 2015-K45, Class C, 144A
3.714%(c)	04/25/48	1,355	1,292,729
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.566%(c)	08/10/44	1,300	1,276,407
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,518,835

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class D
5.618%(c)	05/15/45		500	$498,398
Series 2007-LDPX, Class AM
5.464%(c)	01/15/49		476	475,611
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		1,542	1,342,333
Series 2007-C7, Class A3
5.866%(c)	09/15/45		253	254,826
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49		304	304,385
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51		110	110,176
Series 2012-XA, Class B, 144A^
0.250%	07/27/49		900	843,480
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.731%(c)	05/10/45		1,100	1,107,720
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	515,422
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
6.126%(c)	04/15/47		500	507,300
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.346%(c)	03/15/45		765	703,718

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,135,194)				14,000,612

CONVERTIBLE BONDS — 3.0%
Austria — 0.0%
IMMOFINANZ AG,
Sr. Unsec’d. Notes
4.250%	03/08/18	EUR	161	821,335

Belgium — 0.1%
Bekaert SA,
Sr. Unsec’d. Notes
0.000%(ss)	06/09/21	EUR	500	625,899
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	500	621,045

				1,246,944

China — 0.2%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		763	778,069
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		750	852,000
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		750	771,938

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
China (continued)
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20			989	$1,139,204
1.250%	10/15/18			185	261,428
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22			725	781,641
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	02/26/18			750	805,875
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22			500	580,749

					5,970,904

Finland — 0.0%
Solidium Oy,
Sr. Unsec’d. Notes
0.000%(ss)	09/04/18		EUR	400	477,877

France — 0.2%
Air France-KLM,
Sr. Unsec’d. Notes
2.030%	02/15/23		EUR	30	442,216
Airbus SE,
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21		EUR	1,000	1,280,353
0.000%(ss)	07/01/22		EUR	400	487,242
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22			800	827,600
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19		EUR	339	380,139
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21			272	770,609
Safran SA,
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20		EUR	769	858,636
Suez,
Sr. Unsec’d. Notes
0.000%(ss)	02/27/20		EUR	15	344,732
TOTAL SA,
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22			600	603,000
Vinci SA,
Sr. Unsec’d. Notes
0.375%	02/16/22	(a)		800	855,999
Wendel SA,
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19		EUR	1,036	668,289

					7,518,815

Germany — 0.3%
Aroundtown Property Holdings PLC,
Sr. Unsec’d. Notes
1.500%	01/18/21		EUR	300	373,055
Bayer Capital Corp. BV,
Gtd. Notes, 144A
5.625%	11/22/19		EUR	2,400	3,337,095

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Germany (continued)
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.875%	09/08/21		EUR	400	$768,668
Fresenius SE & Co. KGaA,
Gtd. Notes
0.000%(ss)	01/31/24		EUR	300	346,552
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21		EUR	200	360,966
MTU Aero Engines AG,
Sr. Unsec’d. Notes
0.125%	05/17/23		EUR	500	693,858
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21		EUR	1,000	1,223,816
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.650%	08/16/19			2,000	2,472,000

					9,576,010

Hong Kong — 0.0%
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes
0.000%(ss)	01/05/23			1,000	1,031,500

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19		EUR	400	574,046

Israel — 0.0%
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26	(a)		420	450,450

Italy — 0.0%
Prysmian SpA,
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22		EUR	500	590,321

Japan — 0.2%
Asics Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	03/01/19		JPY	40,000	368,082
Daio Paper Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	40,000	389,864
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22		JPY	50,000	474,105
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	09/26/18		JPY	50,000	457,284
Sony Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22		JPY	125,000	1,272,505
Suzuki Motor Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	03/31/21		JPY	130,000	1,558,902
Terumo Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	12/04/19		JPY	40,000	427,651
0.000%(ss)	12/06/21		JPY	30,000	330,407

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Japan (continued)
Toray Industries, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19	JPY	30,000	$304,401
0.000%(ss)	08/31/21	JPY	30,000	324,072
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19	JPY	50,000	497,888
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes
0.796%(c)	03/26/20		600	638,700

				7,043,861

Mexico — 0.1%
America Movil BV,
Gtd. Notes
5.500%	09/17/18	EUR	800	796,309
Cemex SAB de CV,
Sub. Notes
3.750%	03/15/18		882	1,052,888

				1,849,197

Norway — 0.0%
Telenor East Holding II A/S,
Gtd. Notes, MTN
0.250%	09/20/19		1,000	1,100,400

Portugal — 0.0%
Amorim Energia BV,
Sr. Sec’d. Notes
3.375%	06/03/18	EUR	300	354,638

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes
1.850%	06/19/20	SGD	1,000	719,811
1.950%	10/17/23	SGD	1,500	1,115,671

				1,835,482

South Africa — 0.1%
Brait SE,
Sr. Unsec’d. Notes
2.750%	09/18/20	GBP	500	585,454
Steinhoff Finance Holding GmbH,
Gtd. Notes
1.250%	08/11/22	EUR	500	558,798

				1,144,252

Spain — 0.0%
Telefonica Participaciones SAU,
Gtd. Notes
4.900%	09/25/17	EUR	700	742,742

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19	SEK	3,000	399,539

Switzerland — 0.0%
STMicroelectronics NV,
Sr. Unsec’d. Notes
1.000%	07/03/21		400	506,200
Swiss Life Holding AG,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Switzerland (continued)
Sr. Unsec’d. Notes
0.000%(ss)	12/02/20	CHF	320	$466,034

				972,234

Taiwan — 0.1%
Nanya Technology Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	01/24/22		600	696,450
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19		600	614,400

				1,310,850

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,200	1,212,280
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24		1,400	1,422,568
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, MTN
1.000%	03/12/18		600	602,099

				3,236,947

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes
1.000%	04/28/23	GBP	400	588,710
Inmarsat PLC,
Sr. Unsec’d. Notes
3.875%	09/09/23		400	468,000
Intu Jersey 2 Ltd.,
Gtd. Notes, REIT
2.875%	11/01/22	GBP	500	631,691
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	400	539,217
TechnipFMC PLC,
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	300	400,587
Vodafone Group PLC,
Sub. Notes
2.000%	02/25/19	GBP	400	583,969

				3,212,174

United States — 1.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		345	604,181
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		444	1,143,578
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29		804	577,444
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	09/15/26		866	809,710

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19		1,071	$1,285,869
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	03/15/24		1,833	1,925,796
3.375%	08/15/26		1,035	1,254,938
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21		695	806,200
Ensco Jersey Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/31/24		979	755,054
Extra Space Storage LP,
Gtd. Notes, REIT, 144A
3.125%	10/01/35		582	621,649
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		950	865,094
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		978	987,780
0.500%	06/15/21	(a)	175	186,156
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22		504	428,715
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39		864	1,427,760
3.493%	12/15/35		1,211	1,582,626
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		422	447,584
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21	(a)	572	625,625
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47		650	691,031
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		17	11,305
4.000%	11/15/29		23	15,410
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		655	748,747
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		522	617,996
Liberty Media Corp.-Liberty Formula One,
Sr. Unsec’d. Notes, 144A
1.000%	01/30/23		577	668,238
Microchip Technology, Inc.,
Sr. Sub. Notes, 144A
1.625%	02/15/27		2,429	2,553,486
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	901	1,013,625
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		333	582,334

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	05/15/24		360	$357,525
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		467	1,949,433
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.000%	12/15/35		399	384,536
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21		276	380,880
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23		1,227	1,227,000
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19		537	703,806
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		1,328	1,950,500
1.000%	03/15/18		379	747,341
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19	(a)	684	944,348
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		936	1,237,860
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	06/01/22		1,290	1,314,188
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	03/01/22		598	618,183
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21		368	289,110
Synaptics, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/22		623	629,230
Teradyne, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	12/15/23	(a)	341	392,363
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,934	2,209,595
Twitter, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/21		777	710,955
VeriSign, Inc.,
Jr. Sub. Notes
4.452%	08/15/37		720	1,960,200
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33		370	408,619
Sr. Unsec’d. Notes, 144A
1.000%	03/01/24		596	622,820
Weatherford International Ltd.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
5.875%	07/01/21	1,272	$1,287,105
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	575	485,875
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20	427	474,504
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18	727	825,407

			45,349,314

TOTAL CONVERTIBLE BONDS (cost $91,168,545)			96,809,832

CORPORATE BONDS — 12.1%
Argentina — 0.0%
Petrobras Argentina SA,
Sr. Unsec’d. Notes
7.375%	07/21/23	322	339,626
Provincia De Cordoba,
Sr. Unsec’d. Notes
7.125%	06/10/21	150	157,631
YPF SA,
Sr. Unsec’d. Notes
8.500%	03/23/21	198	220,233
8.750%	04/04/24	300	341,969

			1,059,459

Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	250	258,079
Australia & New Zealand Banking Group Ltd.,
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49	235	259,671
BHP Billiton Finance USA Ltd.,
Gtd. Notes
4.125%	02/24/42	95	97,265
5.000%	09/30/43	69	79,846
6.420%	03/01/26	75	91,931
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20	200	214,573
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	63	63,236
5.125%	05/15/24	69	69,000
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	255	290,381
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	40,338
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	217,268
6.250%	01/14/21	300	333,680

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Australia (continued)
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26	250	$252,687
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.750%	11/15/41	43	46,671
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25	180	180,665
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	398,944
Sr. Unsec’d. Notes
2.150%	03/06/20	310	310,606
2.500%	06/28/22	130	129,440
2.600%	11/23/20	160	161,724
Sub. Notes, GMTN
4.322%(c)	11/23/31	120	122,991

			3,618,996

Barbados — 0.0%
Columbus Cable Barbados Ltd.,
Gtd. Notes
7.375%	03/30/21	200	212,249

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19	180	180,403
3.650%	02/01/26	2,185	2,251,140
4.700%	02/01/36	480	528,309
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
4.439%	10/06/48	115	122,007

			3,081,859

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
3.616%(c)	10/29/49	83	77,398
6.375%	11/15/24	135	158,518

			235,916

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes, MTN
4.500%	10/03/18	500	507,000
GTL Trade Finance, Inc.,
Gtd. Notes
5.893%	04/29/24	150	151,199
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24	311	291,563
7.250%	06/01/21	311	310,845
8.250%	02/01/20	86	86,000
Petrobras Global Finance BV,
Gtd. Notes
8.375%	05/23/21	550	615,659

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Brazil (continued)
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32		120	$128,700
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		285	307,444
6.875%	11/21/36		180	193,050
Votorantim Cimentos SA,
Gtd. Notes
7.250%	04/05/41		200	196,699

				2,788,159

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22		630	652,838
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		252	250,410
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35		350	348,300
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26		65	67,416
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23		56	58,379
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20		450	449,524
2.550%	11/06/22		340	339,445
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.450%	03/22/21		195	195,852
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		47	50,706
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		114	114,000
6.125%	01/15/23		186	186,465
7.500%	03/15/25		539	559,213
8.750%	12/01/21		195	216,450
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33		150	173,354
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
4.800%	09/15/35		155	172,798
6.125%	09/15/15		40	50,174
7.125%	10/15/31		285	388,824
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23		95	97,138
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	(a)	300	286,844
3.800%	09/15/23		125	123,317
5.200%	09/15/43		25	22,151

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
6.750%	11/15/39		199	$209,050
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27		37	35,247
5.250%	06/15/37		41	38,291
Concordia International Corp.,
Sr. Sec’d. Notes, 144A
9.000%	04/01/22		39	29,543
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23		169	24,505
Cott Holdings, Inc.,
Gtd. Notes, 144A
5.500%	04/01/25		115	117,300
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46		105	110,810
Enbridge, Inc.,
Sr. Unsec’d. Notes
3.700%	07/15/27		75	74,945
Encana Corp.,
Sr. Unsec’d. Notes
3.900%	11/15/21		5	5,096
7.200%	11/01/31		100	119,053
7.375%	11/01/31		100	121,487
8.125%	09/15/30		50	63,486
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24		55	57,200
GW Honos Security Corp.,
Gtd. Notes, 144A
8.750%	05/15/25		580	606,825
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23		95	97,969
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22		150	185,492
9.400%	02/01/21		50	61,217
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23		296	295,260
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		55	57,827
7.875%	11/01/22		120	130,800
Manulife Financial Corp.,
Sub. Notes
4.061%(c)	02/24/32		180	181,605
Mattamy Group Corp.,
Gtd. Notes, 144A
6.500%	11/15/20		91	92,820
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23		54	55,148
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	(a)	965	745,463
7.000%	03/31/24		123	95,633
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	440	400,400

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	75	$74,719
5.000%	05/01/25	108	107,460
5.250%	08/01/23	60	61,650
5.250%	06/01/27	38	37,810
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	202,862
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	93,825
5.875%	06/01/26	84	90,352
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	226,387
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	2	1,745
6.500%	12/15/21	200	195,750
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	1,047	1,104,585
Rogers Communications, Inc.,
Gtd. Notes
5.450%	10/01/43	95	112,204
8.750%	05/01/32	240	344,601
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26	150	160,769
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	250	301,177
6.500%	06/15/38	75	96,041
Teck Resources Ltd.,
Gtd. Notes
4.750%	01/15/22	41	42,435
6.000%	08/15/40	325	326,625
Gtd. Notes, 144A
8.500%	06/01/24	38	43,890
Sr. Unsec’d. Notes
6.125%	10/01/35	85	88,613
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	422,200
5.850%	04/15/40	100	116,412
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	200	201,483
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	157,375
4.625%	03/01/34	70	76,815
6.200%	10/15/37	100	127,429
7.125%	01/15/19	100	107,638
7.250%	08/15/38	125	173,958
Transcanada Trust,
Gtd. Notes
5.300%(c)	03/15/77	155	159,340

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
5.625%(c)	05/20/75	29	$30,633
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	24	22,800
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	288	304,200
Videotron Ltd./Videotron Ltee,
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	37	38,018

			14,467,871

Chile — 0.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
4.500%	09/16/25	200	212,977
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26	200	198,939
VTR Finance BV,
Sr. Sec’d. Notes
6.875%	01/15/24	200	211,999

			623,915

China — 0.1%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	200,521
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	251,247
Franshion Development Ltd.,
Gtd. Notes
6.750%	04/15/21	200	223,555
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	265,179
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	199,414

			1,139,916

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	358	372,320
5.875%	09/18/23	290	317,115

			689,435

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	315	314,783

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22	35	35,266
4.375%	06/12/27	35	35,635
5.375%	05/15/19	17	17,962

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Finland (continued)
6.625%	05/15/39	50	$57,563

			146,426

France — 0.1%
BPCE SA,
Sr. Unsec’d. Notes
2.650%	02/03/21	675	679,500
Sub. Notes, 144A
5.150%	07/21/24	200	213,674
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	200	232,340
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	80	84,088
Orange SA,
Sr. Unsec’d. Notes
9.000%	03/01/31	170	257,136
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	600	627,750
6.250%	05/15/24	400	422,500
7.375%	05/01/26	600	651,000
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	100	100,511
3.700%	01/15/24	120	126,249

			3,394,748

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	170	255,451
Gtd. Notes, 144A
2.250%	07/31/19	150	150,679
2.450%	05/18/20	150	150,892
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21	360	377,526
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	69	69,344
Sub. Notes
4.500%	04/01/25	200	198,662
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20	40	41,500
4.750%	10/15/24	55	57,750
5.875%	01/31/22	333	368,798
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	2	2,188
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	257,500
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
2.000%	09/15/23	250	240,201
6.125%	08/17/26	160	196,876

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Germany (continued)
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25		200	$214,500
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22		200	210,000
4.750%	04/29/25		335	353,425

				3,145,292

Hong Kong — 0.0%
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	204,261
Shimao Property Holdings Ltd.,
Gtd. Notes
8.375%	02/10/22		200	220,334

				424,595

India — 0.0%
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, EMTN
3.750%	01/25/19		200	200,647
Vedanta Resources PLC,
Sr. Unsec’d. Notes
6.375%	07/30/22		300	300,959

				501,606

Indonesia — 0.0%
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.500%	05/27/41		200	228,163
Sr. Unsec’d. Notes, MTN
6.450%	05/30/44		400	454,010

				682,173

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24		550	601,563
James Hardie International Finance DAC,
Gtd. Notes, 144A
5.875%	02/15/23		400	419,000
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.250%	08/15/22		62	64,810
5.500%	02/15/24		65	67,893

				1,153,266

Israel — 0.0%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21		77	79,513
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
3.150%	10/01/26	(a)	510	484,336

				563,849

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Italy — 0.0%
Enel Finance International NV,
Gtd. Notes, 144A
3.625%	05/25/27		235	$232,731
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		550	572,000

				804,731

Japan — 0.0%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23		200	213,761
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22		100	102,411
SoftBank Group Corp.,
Gtd. Notes, 144A
4.500%	04/15/20		200	207,918

				524,090

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42		200	212,375
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.750%	04/19/27		400	392,039
7.000%	05/05/20		700	760,325
Sr. Unsec’d. Notes, MTN
9.125%	07/02/18		100	105,787

				1,470,526

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		700	742,657
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22		1,075	1,140,844
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25		311	348,320
6.750%	02/25/22	(a)	484	544,500
7.250%	03/01/41		18	19,845
7.500%	10/15/39		30	33,638
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	775	799,219
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		329	272,248
7.250%	04/01/19		76	76,019
7.250%	10/15/20		1,330	1,256,850
7.500%	04/01/21		160	147,600
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		673	725,158
Sr. Unsec’d. Notes, 144A
9.750%	07/15/25		70	69,913

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23		100	$101,660

				6,278,471

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40		100	121,332
Banco Nacional de Comercio Exterior SNCyman Islands,
Sub. Notes
3.800%(c)	08/11/26		200	199,499
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	1,145	1,233,738
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23		150	157,083
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22		217	228,447
6.500%	03/13/27		300	322,275
6.625%	06/15/35		200	206,750
Gtd. Notes, 144A
4.878%(c)	03/11/22		200	215,700
6.500%	03/13/27		200	214,850
Gtd. Notes, MTN
6.750%	09/21/47		800	807,904
Unifin Financiera SAB de CV SOFOM ENR,
Gtd. Notes, 144A
7.000%	01/15/25		200	197,500

				3,905,078

Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes
6.875%	04/25/44		200	225,278

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19		610	610,953
Sub. Notes, 144A
4.750%	07/28/25		300	316,272
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		270	277,085
3.950%	02/01/22		370	385,236
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19		200	174,999
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26		250	249,959
4.625%	12/01/23		250	269,409
Gtd. Notes, MTN
3.875%	02/08/22		375	397,833
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		400	451,676

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Netherlands (continued)
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	$189,751
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.125%	06/01/21	200	210,600
5.750%	03/15/23	900	947,250
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	149,136
3.400%	08/12/23	175	181,708
3.750%	09/12/46	103	97,470
4.000%	05/10/46	75	74,056
4.125%	05/11/35	85	88,500
4.300%	09/22/19	150	157,916
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,170	1,224,113
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	250,206

			6,704,128

New Zealand — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA,
Sr. Sec’d. Notes
5.750%	10/15/20	730	747,038
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	280	290,850

			1,037,888

Norway — 0.0%
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,446
2.450%	01/17/23	155	153,389
3.150%	01/23/22	46	47,282
6.700%	01/15/18	20	20,529
7.250%	09/23/27	160	211,097

			599,743

Peru — 0.0%
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	260	262,859
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	202,399
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	200	198,500
5.625%	06/19/47	200	202,000

			865,758

Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	200	198,488

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Russia — 0.0%
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes
6.125%	02/07/22	200	$217,749
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	214,463
6.025%	07/05/22	500	535,705

			967,917

South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
7.125%	02/11/25	400	407,999
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	194,697

			602,696

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	125	115,625

Spain — 0.0%
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	151	152,596
4.103%	03/08/27	410	423,590
5.134%	04/27/20	102	110,007
7.045%	06/20/36	160	210,186

			896,379

Sri Lanka — 0.0%
National Savings Bank,
Sr. Unsec’d. Notes
8.875%	09/18/18	200	210,939

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	625	625,225
Sr. Unsec’d. Notes, MTN, 144A
2.450%	05/27/20	300	302,396
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	308,557

			1,236,178

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	106,811
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	200	212,500
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	750	768,552
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	303,106
3.800%	06/09/23	400	412,382

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Switzerland (continued)
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27		60	$59,034
4.625%	04/29/24		160	167,264
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		75	77,116
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
3.491%	05/23/23		205	209,736
4.253%	03/23/28		200	208,946

				2,525,447

Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19		200	206,899

United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
9.500%	11/02/20		404	391,619

United Kingdom — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	200,999
4.125%	09/27/22		350	357,875
4.450%	09/27/20		160	166,782
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24		200	215,000
6.500%	07/15/22		650	673,563
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24		250	260,765
Barclays PLC,
Jr. Sub. Notes
8.250%(c)	12/29/49		200	212,000
Sr. Unsec’d. Notes
4.337%	01/10/28		260	267,284
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		300	303,919
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27		175	170,259
3.224%	04/14/24		220	222,173
3.588%	04/14/27		240	243,516
3.814%	02/10/24		350	365,006
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.125%	12/15/30		50	76,024
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27		110	137,277
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	828	842,490

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	255	$274,859
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.262%(c)	03/13/23	705	718,359
3.600%	05/25/23	440	454,701
4.000%	03/30/22	250	263,675
4.041%(c)	03/13/28	400	414,311
Sub. Notes
4.250%	08/18/25	300	308,192
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	7	3,850
6.200%	08/01/40	49	29,400
7.750%	01/15/24	61	48,266
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	270	268,237
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%(c)	12/29/49	200	218,000
Sub. Notes
6.000%	12/19/23	221	243,424
6.125%	12/15/22	495	541,944
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20	150	152,142
Santander UK PLC,
Sr. Unsec’d. Notes
3.050%	08/23/18	250	253,132
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	320,166
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23	460	486,450
Unilever Capital Corp.,
Gtd. Notes
2.000%	07/28/26	100	92,020
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	230	241,500
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	468,000
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,977
2.950%	02/19/23	150	150,800
6.150%	02/27/37	175	212,125

			10,978,462

United States — 9.7%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	85	89,481
4.950%	10/15/45	145	156,961
6.150%	02/15/41	50	63,108

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
6.900%	03/01/19	100	$107,840
9.500%	07/15/24	200	272,107
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	175	190,481
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	179	179,425
2.850%	05/14/23	200	199,554
3.200%	11/06/22	100	102,566
4.300%	05/14/36	105	106,859
4.450%	05/14/46	90	92,898
4.500%	05/14/35	545	574,776
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	15,488
6.500%	03/01/24	40	42,699
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	309	320,974
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	222	221,999
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	205	209,356
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	350	350,875
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	470	454,583
4.125%	06/15/23	403	399,474
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	265,854
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	35	37,056
AECOM,
Gtd. Notes
5.875%	10/15/24	698	759,075
Sr. Unsec’d. Notes
5.125%	03/15/27	294	295,103
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	575	585,781
5.500%	04/15/25	300	313,875
6.000%	05/15/26	47	50,289
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	155	159,891
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	173	141,859
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	198,305

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Air Lease Corp.,
Sr. Unsec’d. Notes
3.000%	09/15/23		130	$129,252
3.375%	06/01/21		230	236,105
3.625%	04/01/27		80	80,008
3.875%	04/01/21		65	67,803
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	335	317,413
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		150	160,556
7.625%	04/15/20		80	90,399
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22		54	56,835
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	(a)	145	149,713
Sr. Sec’d. Notes
7.500%	07/15/23		135	145,799
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	96,195
3.850%	12/01/42		70	69,988
5.600%	03/15/33		150	174,371
6.000%	03/01/39		95	120,870
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25		140	130,199
6.625%	06/15/24		677	671,923
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		85	86,275
Gtd. Notes, 144A
6.375%	07/01/23		17	18,254
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21		105	107,970
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
4.600%	04/01/22		120	128,235
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		150	155,152
4.550%	03/15/35		489	521,923
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		187	185,163
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		48	48,479
Gtd. Notes, MTN, 144A
5.875%	11/01/21		40	41,399
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	145,515

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		95	$116,375
Sr. Unsec’d. Notes
4.125%	03/30/20		390	400,725
4.125%	02/13/22		585	599,625
4.625%	05/19/22	(a)	555	577,199
4.625%	03/30/25		70	71,693
5.125%	09/30/24	(a)	650	685,697
Sub. Notes
5.750%	11/20/25	(a)	400	420,999
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		200	208,125
5.500%	05/15/26		300	314,999
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		26	26,406
3.875%	09/16/46		70	67,995
4.000%	01/31/24		330	352,076
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		250	287,799
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		525	545,999
5.875%	02/15/22		66	68,969
Gtd. Notes, 144A
5.875%	11/15/26		30	31,313
6.125%	05/15/27		51	53,821
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		825	844,594
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		124	129,417
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		218	232,657
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		275	269,499
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19		80	84,247
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		150	154,125
6.625%	10/15/22		343	351,575
Gtd. Notes, 144A
6.250%	04/01/25	(a)	603	587,925
6.500%	04/01/27	(a)	254	247,015
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		300	300,346
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	05/03/27		105	104,913

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25		59	$63,794
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35		295	285,991
4.125%	02/15/24		165	174,207
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	01/15/27		320	307,144
3.500%	01/31/23		240	246,140
5.900%	11/01/21		100	112,666
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48		100	100,763
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		47	50,740
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		320	326,399
5.625%	05/20/24		22	22,659
5.750%	05/20/27		128	129,599
5.875%	08/20/26		22	22,549
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	299,161
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	(a)	475	496,130
4.400%	05/01/45		150	154,072
4.563%	06/15/48		430	452,428
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		560	583,099
6.625%	06/01/21		360	366,749
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		57	57,713
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	420,508
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	425	415,151
5.550%	03/15/26	(a)	90	100,575
8.700%	03/15/19		100	110,291
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23		100	99,880
3.500%	12/05/26		125	125,973
4.500%	12/05/36		100	103,617
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		480	512,999
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24		145	148,263

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		696	$697,517
5.625%	06/01/23		310	313,875
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	206,154
3.300%	01/15/23		140	142,786
4.625%	05/15/42		75	80,969
5.100%	01/15/44		40	46,282
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		365	370,321
5.100%	09/01/40		145	148,138
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	164,874
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		700	698,718
2.400%	05/03/23		100	99,213
2.850%	05/11/24		425	427,059
3.200%	05/11/27		250	252,919
3.250%	02/23/26		175	178,134
3.350%	02/09/27		130	132,903
4.650%	02/23/46		50	56,046
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		32	31,040
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		355	368,313
5.400%	04/15/21	(a)	216	226,799
5.870%	02/23/22		125	133,749
5.900%	02/01/27		145	156,056
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	81,917
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,186
3.875%	01/12/28		135	133,876
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		230	230,119
3.400%	05/15/25		765	752,064
4.300%	12/15/42		110	102,149
4.350%	06/15/45		400	371,246
4.450%	04/01/24		450	473,714
5.150%	03/15/42		102	104,162
5.250%	03/01/37		230	245,037
5.500%	02/01/18		55	56,182
5.800%	02/15/19		55	58,344
6.300%	01/15/38		75	88,172
6.350%	03/15/40		170	199,722
6.375%	03/01/41		170	198,523
6.500%	09/01/37		150	179,821

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22		343	$356,289
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	332,163
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT, GMTN
2.850%	03/15/23		200	199,002
Sr. Unsec’d. Notes, REIT, MTN
4.150%	07/01/47		105	106,124
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%(d)	03/01/21		95	9,263
Sr. Sec’d. Notes, 144A
7.000%(d)	04/01/19	(a)	245	196,613
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		330	328,834
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	500	496,875
Gtd. Notes, 144A
6.375%	04/01/24	(a)	460	458,850
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		150	153,188
5.250%	04/01/25		88	89,760
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	114,253
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	53,375
5.250%	07/01/25		40	44,150
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21		110	115,167
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49		240	260,724
6.250%(c)	09/29/49		235	255,563
8.000%(c)	07/29/49		880	904,200
Sr. Unsec’d. Notes
7.625%	06/01/19		675	744,304
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		79	80,556
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22		280	276,421
2.881%(c)	04/24/23		265	265,490
3.124%(c)	01/20/23		230	232,526
3.824%(c)	01/20/28		205	208,560
4.000%	04/01/24		700	733,508
4.100%	07/24/23		100	105,862
4.244%(c)	04/24/38		110	114,384
4.443%(c)	01/20/48		40	42,307
5.000%	05/13/21	(a)	350	381,895
5.625%	07/01/20		150	164,266
Sub. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
4.000%	01/22/25		500	$508,708
4.450%	03/03/26		210	218,556
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/31/49		154	155,324
Sr. Unsec’d. Notes
3.550%	09/23/21		150	156,666
5.450%	05/15/19		100	106,541
Sr. Unsec’d. Notes, MTN
2.661%(c)	05/16/23		210	210,665
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		190	198,172
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20		83	83,927
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		385	385,880
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		365	375,950
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34		300	344,472
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25		180	184,667
6.125%	04/01/36		130	167,013
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40		180	230,490
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		155	156,744
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23	(a)	305	317,581
5.500%	05/15/22		55	57,269
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25		310	382,075
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		550	554,125
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24		100	105,938
5.950%	06/01/26		180	200,432
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		175	230,564
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		43	42,248
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		150	151,857
3.800%	02/01/24		200	207,483

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		15	$16,219
6.875%	05/15/23	(a)	577	617,390
Brighthouse Financial, Inc.,
Gtd. Notes, 144A
4.700%	06/22/47		55	54,298
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		230	226,312
Sr. Unsec’d. Notes, REIT
3.850%	02/01/25		150	148,031
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		115	115,613
5.600%	10/15/44		90	92,911
5.850%	11/15/43		125	134,090
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		146	146,365
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		100	111,842
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	531,657
4.125%	06/15/47		205	215,571
7.950%	08/15/30		100	143,917
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		175	178,719
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	(a)	208	231,660
8.625%	09/15/17		9	9,113
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26		35	36,313
5.875%	11/15/24		215	233,006
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		34	35,445
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		236	149,270
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		81	82,418
Gtd. Notes, 144A
6.125%	10/01/24		80	81,400
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		95	93,100
5.875%	01/15/24		100	103,000
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	450	421,875
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24		185	199,338

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		940	$948,026
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		360	367,859
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.400%	06/06/22		310	309,203
2.850%	06/01/22		225	228,839
CBL & Associates LP, Ltd.
Gtd. Notes, REIT
4.600%	10/15/24		334	307,420
5.250%	12/01/23	(a)	236	230,210
CBS Corp.,
Gtd. Notes
3.375%	02/15/28		125	122,512
5.900%	10/15/40		100	118,742
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24		100	103,000
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		31	31,775
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		10	10,500
5.125%	05/01/27		125	127,813
5.375%	05/01/25		710	756,150
5.500%	05/01/26		505	535,931
5.750%	02/15/26		1,120	1,198,400
5.875%	04/01/24		1,674	1,786,995
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		150	156,188
5.500%	12/01/24		25	27,039
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27		25	26,375
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	66,821
3.950%	10/15/20		100	105,155
5.000%	08/15/45		70	78,820
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		256	267,200
4.750%	01/15/25		125	128,438
6.125%	02/15/24		50	54,059
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		70	73,510
5.850%	01/15/41		110	135,286
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		215	228,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24		835	$914,325
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		173	160,025
5.375%	03/15/44		26	23,205
Sr. Sec’d. Notes, 144A
4.500%	12/01/26		428	440,050
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20		25	26,674
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		300	324,096
6.384%	10/23/35		135	160,023
Sr. Sec’d. Notes, 144A
3.750%	02/15/28		175	172,418
5.375%	05/01/47		170	179,850
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27		21	21,680
6.625%	05/15/23		355	375,413
7.000%	05/15/25		90	98,100
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		425	453,156
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	(a)	137	127,410
5.750%	03/15/23		40	36,000
6.125%	02/15/21		102	99,960
Gtd. Notes, 144A
8.000%	01/15/25	(a)	129	127,710
8.000%	06/15/27	(a)	187	183,728
Sec’d. Notes, 144A
8.000%	12/15/22		361	381,758
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	159,261
2.895%	03/03/24		335	337,716
3.191%	06/24/23		95	98,323
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		45	39,319
7.125%	07/15/20		107	104,191
Sr. Sec’d. Notes
5.125%	08/01/21		51	51,638
6.250%	03/31/23		48	49,553
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		50	51,796
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	170,140
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	116	121,243

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	175	$226,623
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	255,390
5.125%	12/15/22	90	92,700
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	705	759,638
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	146	148,190
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	100	104,250
5.875%(c)	12/29/49	140	147,029
6.125%(c)	12/31/49	150	161,250
6.250%(c)	12/31/49	70	77,656
Sr. Unsec’d. Notes
2.900%	12/08/21	885	893,968
3.750%	06/16/24	420	435,267
3.887%(c)	01/10/28	675	685,978
8.125%	07/15/39	42	64,484
Sub. Notes
3.875%	03/26/25	100	100,618
4.400%	06/10/25	420	437,598
4.750%	05/18/46	65	68,230
5.500%	09/13/25	115	127,883
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	26,600
9.000%	03/15/19	830	419,150
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	255	260,419
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,788	2,865,228
6.500%	11/15/22	27	27,540
7.625%	03/15/20	1,219	1,212,905
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	90	88,650
Gtd. Notes, 144A
5.375%	02/01/25	15	14,888
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	100	101,935
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	240,592
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27	110	105,487
3.450%	08/15/27	80	80,743
8.750%	06/15/19	80	89,861

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	$60,164
4.500%	03/01/26	42	45,059
7.350%	11/15/19	150	167,623
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	171	151,335
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	191	202,269
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	367,500
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	215	228,865
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	267,848
Comcast Corp.,
Gtd. Notes
3.200%	07/15/36	210	196,542
4.600%	08/15/45	200	218,098
6.450%	03/15/37	300	399,177
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	149	150,676
5.375%	07/15/27	38	38,713
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	70	69,825
6.000%	06/15/25	913	974,628
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	118,610
5.500%	06/15/24	100	104,094
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	389	399,698
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	155	155,759
4.200%	03/15/21	125	132,531
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	718,236
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	55	54,038
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	93	92,535
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47	145	146,952
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	100	99,878

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
4.250%	05/01/23		30	$31,938
4.750%	12/01/25		160	175,255
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	165,132
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates
4.000%	04/29/26		26	27,729
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	700	668,500
5.000%	09/15/22		455	446,469
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		245	245,919
CoreCivic, Inc.,
Gtd. Notes, REIT
4.625%	05/01/23		615	621,150
Corporate Office Properties LP,
Gtd. Notes, REIT
3.600%	05/15/23		1,200	1,192,565
3.700%	06/15/21		397	406,673
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		100	97,500
5.875%	07/01/25		18	17,460
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	159,709
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		215	218,225
Gtd. Notes, 144A
5.750%	04/01/25		98	97,755
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26		80	79,800
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
3.700%	06/15/26		113	113,968
4.450%	02/15/26		132	140,206
4.875%	04/15/22		110	120,167
5.250%	01/15/23		325	361,023
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		235	248,513
6.625%	10/15/25		600	660,060
Sr. Unsec’d. Notes
5.250%	06/01/24		125	127,513
6.750%	11/15/21		96	106,320
8.625%	02/15/19		83	90,962
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		500	601,875
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		45	41,400
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26		280	270,089

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
6.000%	10/01/36		160	$201,784
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		33	34,733
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		42	44,100
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		382	399,668
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		205	205,256
3.875%	07/20/25		175	181,956
4.000%	12/05/23	(a)	414	437,313
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	03/15/24		75	77,250
5.375%	03/15/27		46	47,898
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		112	115,920
6.500%	06/01/26		140	149,013
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24		265	274,938
6.000%	09/15/23		525	547,313
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27		130	132,085
6.000%	08/15/35		60	68,657
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		340	340,850
5.125%	07/15/24		359	364,385
5.750%	08/15/22		95	97,613
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		234	225,810
4.950%	04/01/22		31	31,465
Gtd. Notes, 144A
4.750%	09/30/21		31	31,620
6.750%	09/15/37		80	86,000
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.375%	05/15/23		150	145,339
3.500%	01/15/21		355	359,446
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		79	83,345
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		100	101,276
8.100%	05/15/30		230	333,249
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25		161	162,610

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		476	$498,610
7.125%	06/15/24	(a)	130	142,903
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		37	39,006
5.450%	06/15/23		265	287,570
6.020%	06/15/26		1,270	1,398,916
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		280	148,400
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	103,057
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31		50	64,884
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24		34	33,830
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24		101	113,004
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		250	241,799
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		200	202,230
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		746	764,650
5.875%	07/15/22		45	48,375
5.875%	11/15/24		2,283	2,435,893
6.750%	06/01/21		716	794,760
7.750%	07/01/26		164	194,340
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		350	325,500
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		128	133,120
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		325	342,973
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		77	80,459
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26		383	365,087
3.625%	12/01/24		200	204,903
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		100	101,927
4.250%	10/01/34		225	232,038
8.850%	09/15/21		90	109,615

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		95	$92,388
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	74,719
Gtd. Notes, 144A
4.500%	11/15/45		42	44,378
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,886
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38		48	63,435
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		120	113,968
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46		205	202,064
Sr. Unsec’d. Notes
6.120%	10/15/35		50	62,015
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	144,502
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35		100	123,763
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		105	107,517
Gtd. Notes, REIT
3.875%	02/15/21		180	187,116
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		150	156,188
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	646	604,010
7.375%	11/01/22	(a)	430	424,625
7.625%	11/01/24	(a)	310	300,700
Gtd. Notes, 144A
8.000%	01/15/25		70	67,900
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		67	68,326
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	27,005
4.000%	11/02/32		24	24,827
6.950%	03/20/19		65	70,258
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	176,039
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23		200	206,318

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23		140	$141,372
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20		125	125,678
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		21	22,706
Gtd. Notes, 144A
6.000%	04/01/25		20	21,200
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		120	121,180
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,067	1,077,670
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		49	48,080
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		30	33,375
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		400	336,200
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		376	338,325
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		34	32,555
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		525	549,281
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27		110	113,850
5.875%	01/15/24		165	174,900
Energy Transfer LP,
Sr. Unsec’d. Notes
4.900%	02/01/24		100	105,523
6.050%	06/01/41		250	265,931
6.625%	10/15/36		140	156,567
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23		193	198,549
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		12	9,240
5.200%	03/15/25		35	28,438
8.000%	01/31/24		11	10,340
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	(a)	435	455,119
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24		170	197,894

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Entergy Louisiana LLC,
Collateral Trust
3.120%	09/01/27		165	$164,435
First Mortgage
4.050%	09/01/23		100	107,046
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28		125	121,154
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		20	20,370
3.750%	02/15/25		350	360,431
3.900%	02/15/24		67	69,689
4.900%	05/15/46		195	209,689
7.550%	04/15/38		185	249,866
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22		75	77,719
Gtd. Notes, 144A
5.125%	07/01/22		42	43,103
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		150	148,052
5.100%	01/15/36		100	109,703
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		133	78,470
9.375%	05/01/20		458	361,248
Sec’d. Notes, 144A
8.000%	02/15/25	(a)	521	388,145
Sr. Sec’d. Notes, 144A
8.000%	11/29/24		225	224,438
EPR Properties,
Gtd. Notes
4.500%	04/01/25		200	202,754
4.500%	06/01/27		140	140,840
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		100	105,500
5.375%	04/01/23		250	259,688
5.750%	01/01/25		24	25,830
5.875%	01/15/26		250	272,578
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20		120	128,332
6.650%	01/15/18		150	150,180
Equity One, Inc.,
Gtd. Notes, REIT
3.750%	11/15/22		286	295,955
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42		22	24,984
7.000%	10/15/37		150	194,716
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	214,172
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
3.000%	04/15/23		100	100,423
4.625%	12/15/21		108	116,700

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	291	$301,549
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	36	37,080
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	185	182,688
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	230	234,977
Sr. Unsec’d. Notes
2.450%	04/15/21	30	29,918
3.950%	06/15/25	125	129,355
7.600%	04/01/32	50	65,924
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	324,935
3.400%	03/15/22	100	101,788
4.000%	10/01/20	120	125,203
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	245	236,456
4.500%	02/25/26	50	52,990
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	80	79,107
4.100%	02/01/45	95	93,200
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	73,130
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	149,127
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	200	201,332
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	204	217,770
Sec’d. Notes, 144A
5.750%	01/15/24	1,076	1,117,695
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	93	95,644
5.375%	08/15/23	1,037	1,083,665
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	29	30,269
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	70	70,224
4.850%	07/15/47	30	30,435
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	30	31,200
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	100	123,830

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		45	$43,437
5.291%	12/08/46		180	184,738
7.450%	07/16/31		350	442,519
7.500%	08/01/26		100	123,106
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		200	200,014
3.339%	03/28/22		200	202,947
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		245	252,363
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		150	140,577
3.875%	03/15/23	(a)	485	451,050
4.000%	11/14/21	(a)	550	537,625
4.550%	11/14/24	(a)	340	320,450
5.400%	11/14/34		8	7,180
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21		133	118,703
8.500%	04/15/20		103	108,279
9.250%	07/01/21		161	157,939
10.500%	09/15/22		80	76,500
11.000%	09/15/25		1,450	1,344,875
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		93	97,688
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		245	245,613
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		370	379,250
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23		384	436,800
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		202	203,615
4.418%	11/15/35		942	1,025,262
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		450	450,000
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		175	185,745
Sr. Unsec’d. Notes
2.700%	10/09/22		40	40,685
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		101	104,775
3.450%	05/15/24		45	47,286
5.500%	01/08/20		145	157,941
6.000%	08/07/19		100	108,680
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		72	79,312
5.875%	01/14/38		200	258,825
6.750%	03/15/32		145	198,746

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	$175,266
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	115	115,277
5.200%	04/01/45	135	132,448
6.600%	04/01/36	760	880,552
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	90	91,055
3.950%	04/13/24	310	314,403
4.300%	07/13/25	200	203,990
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	154	145,915
6.000%	05/15/23	37	36,260
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC,
Gtd. Notes, 144A
10.000%	11/30/24	222	249,473
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%(d)	10/15/20	318	189,210
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22	585	608,400
5.875%	10/15/24	200	206,500
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	200	206,812
4.600%	09/01/35	225	241,249
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	75	75,375
7.000%	06/15/23	80	79,600
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23	85	92,438
5.375%	04/15/26	320	349,533
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	55	58,300
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49	20	21,000
5.375%(c)	12/31/49	200	210,160
Sr. Unsec’d. Notes
2.875%	02/25/21	140	141,501
2.908%(c)	06/05/23	520	518,969
3.500%	01/23/25	700	707,605
3.625%	01/22/23	125	129,015
3.691%(c)	06/05/28	180	180,715
3.850%	01/26/27	425	432,356
5.750%	01/24/22	200	225,175
6.125%	02/15/33	200	250,040
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	256	276,363
7.500%	02/15/19	500	542,352

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24		350	$366,387
Sub. Notes
4.250%	10/21/25		250	258,415
5.150%	05/22/45		195	216,598
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22	(g)	25	20,935
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27		267	271,005
5.000%	05/31/26		465	481,275
5.125%	11/15/23		565	591,838
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19		347	349,702
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		30	31,538
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		25	25,250
5.875%	07/15/26		200	204,000
Great Lakes Dredge & Dock Corp.,
Gtd. Notes, 144A
8.000%	05/15/22		160	163,000
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		60	60,600
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		25	21,719
Gulf Power Co.,
Sr. Unsec’d. Notes
3.300%	05/30/27		225	226,065
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		150	154,457
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		405	421,200
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25	(g)	395	355,500
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		100	102,928
3.800%	11/15/25		37	37,918
8.750%	02/15/21		100	119,712
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	116,182
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	(g)	167	149,048
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		30	30,975
8.375%	08/15/22		67	71,355

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		320	$323,314
3.832%	04/27/25		170	175,447
4.854%	04/27/35		140	153,294
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		77	84,123
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		3,047	3,213,976
5.875%	05/01/23		100	108,875
5.875%	02/15/26		700	756,000
7.500%	02/15/22		60	69,075
Sr. Sec’d. Notes
4.500%	02/15/27		50	51,438
5.000%	03/15/24		1,069	1,131,804
5.250%	04/15/25		53	56,975
5.250%	06/15/26		375	404,438
5.500%	06/15/47		170	175,950
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22		75	75,484
3.875%	08/15/24		445	453,668
4.000%	06/01/25		178	182,334
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		404	429,250
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		300	307,875
5.750%	09/15/25		300	315,750
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		142	147,325
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		174	183,570
7.750%	06/01/24	(a)	448	472,640
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(a)	600	523,500
7.375%	01/15/21	(a)	380	366,700
Gtd. Notes, 144A
5.500%	10/15/24	(a)	415	340,300
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	380	379,088
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		205	200,241
6.000%	01/15/40		100	101,713
7.125%	03/15/33		80	90,373
7.300%	08/15/31		50	57,553
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		1,202	1,096,825
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		96	88,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	50	$48,000
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	579	609,398
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24	105	106,444
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24	45	49,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
4.625%	04/01/25	63	64,969
4.875%	04/01/27	31	32,434
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	38	47,718
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	91	94,640
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	200	210,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	152,268
3.500%	09/15/56	110	99,665
3.750%	02/15/24	110	116,924
3.900%	06/15/47	65	65,892
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	17,793
4.375%	09/15/21	91	96,989
4.650%	12/09/21	150	161,890
6.000%	09/15/41	95	100,626
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22	220	231,000
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	500,168
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	55	59,125
Sr. Sec’d. Notes
5.250%	08/01/26	389	406,505
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	250,691
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22	785	839,950
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	285	286,425

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	$51,188
6.000%	08/01/20	110	113,231
6.250%	02/01/22	34	35,445
6.750%	02/01/24	34	35,448
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	303	237,855
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	64	68,720
5.000%	11/01/22	85	91,746
ILFC E-Capital Trust I, Ltd.
Gtd. Notes, 144A
4.340%(c)	12/21/65	215	204,788
ILFC E-Capital Trust II, Ltd.
Gtd. Notes, 144A
4.590%(c)	12/21/65	275	262,625
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	50,679
3.750%	07/01/47	100	97,124
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	183	188,490
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,503	1,555,605
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	34	35,105
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	335	340,970
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	93,342
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	521	522,974
4.000%	12/15/32	201	212,067
4.100%	05/19/46	50	51,822
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	340,976
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	327,750
6.500%	02/15/25	550	603,625
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	210	237,082
8.625%	01/15/22	230	283,216
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	146,980
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	320	331,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		373	$395,652
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24		272	277,440
6.000%	08/15/23	(a)	225	239,063
Gtd. Notes, REIT, 144A
6.000%	10/01/20		65	67,275
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24		170	173,043
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc.,
Gtd. Notes, 144A
6.000%	07/15/25		43	44,290
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		525	548,625
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		200	210,750
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		195	198,790
3.850%	03/15/24		120	123,951
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		55	54,588
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21		150	170,732
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	120,038
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		60	62,873
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		60	60,000
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		90	90,235
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	104,398
5.000%	03/30/20		100	106,811
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		46	48,415
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	50,436
5.300%	10/01/41		175	204,556
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	77,142
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		276	301,982

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		90	$86,864
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		250	255,313
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.800%	04/01/27		140	140,026
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		80	82,372
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	450	473,063
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		345	364,838
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		370	388,500
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		53	56,313
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		280	274,214
5.000%	07/15/35		300	324,413
5.000%	06/04/42		305	321,984
6.125%	08/23/18		100	104,756
6.500%	02/09/40		100	125,099
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19		194	197,395
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		150	189,333
7.500%	04/01/31		200	265,208
7.700%	06/01/29		150	197,329
Sr. Unsec’d. Notes
3.875%	10/15/46		145	127,758
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	200	213,500
6.750%	07/01/36		280	268,800
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26		85	87,623
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		120	120,082
2.500%	11/01/18		105	105,834
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		71	72,953
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		118	122,720
5.375%	01/15/24		13	13,585

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	241	$246,724
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	10	9,700
7.375%	05/01/22	285	287,850
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	69,520
5.375%	01/15/24	378	394,538
5.375%	05/01/25	1,147	1,207,218
5.625%	02/01/23	65	67,600
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	104,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	75	82,257
7.800%	03/07/87	76	94,668
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	261,330
8.500%	05/15/25	100	128,886
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	90	93,150
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	71	74,373
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	143,665
6.150%	04/07/36	7	8,501
6.250%	02/15/20	100	109,690
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	140	142,100
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	261	266,220
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	140,427
3.550%	01/15/26	75	77,715
3.800%	03/01/45	180	177,188
4.070%	12/15/42	108	110,390
6.150%	09/01/36	220	285,932
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.100%	05/03/27	295	293,653
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	77	80,080
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19	362	362,453

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	335	$360,125
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43		145	112,365
7.450%	07/15/17		195	195,221
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	210,650
6.400%	07/15/18		300	313,418
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	14,000
4.750%	04/15/23		130	110,825
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	61,250
5.625%	10/15/23	(a)	497	453,513
5.750%	08/01/22		82	77,080
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.800%	03/15/32		80	86,502
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		85	80,754
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		100	103,172
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	(a)	360	358,123
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		50	50,500
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		150	154,046
3.500%	11/15/27		35	34,694
4.500%	05/15/47		25	25,114
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21		200	197,027
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		184	183,343
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		121	120,698
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		25	27,188
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		110	121,406
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		330	345,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	107	$111,803
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	390	425,984
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23	125	127,369
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	161,700
Sr. Unsec’d. Notes
4.125%	08/13/42	75	76,726
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	560	592,776
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, REIT
5.625%	05/01/24	245	267,050
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	401	405,010
6.000%	03/15/23	1,980	2,182,950
6.625%	12/15/21	95	106,638
7.750%	03/15/22	45	52,819
Micron Technology, Inc.,
Sr. Sec’d. Notes
7.500%	09/15/23	323	361,114
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	312	324,012
5.250%	01/15/24	630	652,050
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	99	113,355
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22	85	85,624
2.400%	08/08/26	265	255,030
2.875%	02/06/24	58	58,943
3.500%	02/12/35	155	156,279
3.700%	08/08/46	140	138,535
4.100%	02/06/37	255	274,666
4.200%	11/03/35	300	327,797
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
8.875%	10/15/20	60	—
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25	60	60,450
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	92	91,310
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	350	341,011
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	100	106,239

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		295	$305,473
Sr. Unsec’d. Notes
2.336%(c)	01/20/22		280	282,802
4.375%	01/22/47		200	208,641
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		395	406,644
5.500%	01/26/20		250	269,672
5.500%	07/28/21		450	498,985
7.300%	05/13/19		600	655,959
Sr. Unsec’d. Notes, MTN
2.750%	05/19/22		305	304,934
Sub. Notes, MTN
4.100%	05/22/23		260	271,430
5.000%	11/24/25		350	380,610
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		50	52,612
5.450%	11/15/33	(a)	500	527,514
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		397	423,301
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		100	100,681
4.125%	03/01/27		150	150,511
4.875%	12/01/24		170	181,248
5.500%	02/15/23		200	205,354
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		100	106,000
Mylan NV,
Gtd. Notes
3.950%	06/15/26		145	146,920
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		290	292,083
Gtd. Notes, 144A
3.125%	01/15/23		280	278,576
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		385	365,673
5.000%	09/15/20		50	49,875
Gtd. Notes, 144A
5.500%	01/15/23	(a)	253	239,718
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	136,013
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23		215	215,257
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	143,150
7.875%	10/01/20		104	106,860
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	214,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
9.375%	08/15/39		100	$166,985
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		221	234,813
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	284	286,840
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		100	107,788
6.400%	04/30/40		103	138,225
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		85	91,906
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21		161	167,116
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	15,300
6.375%	12/15/23		20	21,475
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		350	193,375
Gtd. Notes, PIK, 144A
8.750%	10/15/21		220	105,600
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26		50	49,875
Sr. Unsec’d. Notes
5.500%	02/15/22		25	27,148
5.750%	03/01/24		100	109,125
5.875%	02/15/25		50	55,375
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		200	269,710
7.125%	03/15/19		100	108,790
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.750%	06/15/26		10	10,025
8.000%	05/01/31		180	178,199
8.700%	05/01/30		78	79,559
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		30	27,299
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	04/01/22		139	143,865
New York Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21		150	148,671
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33		170	214,494
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		150	150,208
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		55	57,338

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.750%	01/30/22		272	$286,280
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		50	50,625
6.125%	02/15/22	(a)	185	193,556
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.550%	05/01/27		110	111,747
3.625%	06/15/23		150	153,883
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		89	93,388
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21		36	35,730
Gtd. Notes, 144A
6.125%	03/01/25		93	85,095
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		100	102,500
5.500%	10/01/21		75	77,625
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		555	575,813
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		110	119,160
5.650%	02/01/45		184	221,244
6.250%	12/15/40		135	168,962
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18		267	267,044
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		75	77,026
5.625%	05/01/21		59	60,691
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	102,143
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/05		100	119,959
Northern Trust Corp.,
Sub. Notes
3.375%(c)	05/08/32		355	354,847
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	250,024
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		177	196,352
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		230	236,900
6.250%	08/15/24		260	273,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		150	153,938
6.250%	05/01/24	(a)	400	404,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
6.625%	01/15/27		430	$430,538
7.875%	05/15/21		36	37,170
NRG Yield Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	35,613
5.375%	08/15/24		150	157,313
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		60	60,975
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	95,127
5.200%	08/01/43		46	53,976
5.850%	06/01/18		50	51,808
6.400%	12/01/37		80	103,416
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		53	55,120
5.625%	04/28/27		67	70,350
6.750%	02/01/21		47	51,230
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	(a)	401	388,970
6.875%	03/15/22	(a)	200	194,000
6.875%	01/15/23	(a)	450	435,375
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		200	199,962
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	155,867
6.600%	03/01/33		75	95,458
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27		103	106,090
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		180	192,723
6.125%	02/01/41		120	136,848
6.650%	10/01/36		50	60,174
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		140	134,339
3.850%	07/15/36		55	56,857
3.900%	05/15/35		600	618,287
4.000%	07/15/46		320	323,166
4.300%	07/08/34		353	383,009
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		10	10,325
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26		80	80,549
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		199	208,950
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		234	244,238

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.875%	03/15/25		46	$48,185
Owens Corning,
Gtd. Notes
4.300%	07/15/47		115	110,633
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		100	105,750
5.375%	01/15/25		100	106,625
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26		305	302,885
4.600%	06/15/43		50	55,701
6.050%	03/01/34		260	335,501
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		100	163,003
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		250	191,875
7.500%	08/01/20		21	18,165
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27		145	146,483
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	(a)	110	113,850
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		79	83,148
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		79	77,815
Gtd. Notes, 144A
7.250%	06/15/25		100	96,375
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		48	48,720
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		28	27,790
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	149,281
Penn VA Corp. Escrow,
Gtd. Notes^(d)
8.500%	12/31/49		48	720
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		117	116,415
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,401
4.200%	04/01/27		390	402,891
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32		100	127,576
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46		155	145,631

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25		70	$64,652
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		38	36,623
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	1,065	947,850
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.000%	12/15/36		80	84,516
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23		415	401,617
Phillips 66,
Gtd. Notes
4.875%	11/15/44		100	107,191
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46		45	44,298
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46		90	84,327
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		98	98,245
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		150	145,787
5.750%	01/15/20		415	446,249
6.700%	05/15/36		85	94,285
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		175	183,094
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		765	765,205
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23		234	245,700
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		265	264,338
5.500%	03/01/25		81	83,531
5.750%	03/01/27		74	76,035
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	112,700
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		50	51,385
5.000%	03/15/44		190	214,203
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21		50	51,563
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		595	646,563

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		100	$132,398
Prologis LP,
Gtd. Notes
3.750%	11/01/25		100	104,106
4.250%	08/15/23		80	86,362
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		100	105,009
4.300%	11/15/23		74	77,998
Public Service Co. of Colorado,
First Mortgage
3.800%	06/15/47		75	75,498
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	52,211
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	55,420
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		93	87,885
5.375%	10/01/22		308	296,450
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23		100	109,750
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	50,917
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		585	583,806
3.250%	05/20/27		200	200,457
4.650%	05/20/35		100	108,978
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	191,645
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		282	291,165
Quintiles IMS, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23		45	46,069
5.000%	10/15/26		200	206,250
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		10	9,514
7.750%	02/15/31		60	57,017
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		40	44,419
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	424	451,560
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21		56	62,650

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	$382,025
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		370	351,500
Gtd. Notes, 144A
5.000%	03/15/23		125	122,188
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		435	454,575
5.750%	06/15/23		100	104,500
5.750%	02/01/25		20	20,650
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		250	258,750
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		330	354,289
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	03/15/25		330	316,393
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21		147	135,240
6.250%	08/01/24		101	87,870
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		270	289,265
5.700%	08/15/35		130	154,050
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/23		425	434,563
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23		117	126,068
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	515	505,666
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		410	416,663
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		170	169,800
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		325	329,437
3.500%	03/15/27		30	30,421
4.800%	12/15/43		200	219,832
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26		140	143,843
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)	120	111,900
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		445	468,363

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	236	$244,850
Ruby Tuesday, Inc.,
Gtd. Notes
7.625%	05/15/20	26	24,635
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	225	233,438
5.375%	04/15/23	490	510,825
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19	4	4,075
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	175	178,063
5.625%	12/01/25	40	40,950
5.750%	06/01/22	200	205,750
San Diego Gas & Electric Co.,
First Mortgage
3.750%	06/01/47	100	100,186
6.125%	09/15/37	50	65,206
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	55	44,000
7.750%	06/15/21	100	90,500
SBA Communications Corp.,
Sr. Unsec’d. Notes, REIT, 144A
4.875%	09/01/24	235	239,113
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	123	128,940
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	98	103,011
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	180	197,325
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	660	702,900
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	48	50,280
6.000%	10/15/23	470	504,545
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	282	302,445
5.250%	04/01/23	87	93,308
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	470	471,953
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	21	20,213
5.625%	11/15/23	84	79,800
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	110	110,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	(a)	153	$153,376
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19		629	635,091
6.750%	04/15/20		1,503	1,629,925
6.750%	12/15/21		27	30,114
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		304	310,080
5.000%	10/01/25		42	43,924
5.625%	11/01/24		222	238,095
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		400	436,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		300	309,000
5.375%	05/15/24		150	158,423
7.500%	04/01/27		300	360,000
SESI LLC,
Gtd. Notes
7.125%	12/15/21		19	18,098
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22		130	129,922
4.500%	06/01/47		45	47,152
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		60	63,450
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		220	218,058
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		190	183,404
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		370	380,175
6.125%	10/01/22		85	88,294
Gtd. Notes, 144A
5.125%	02/15/27		25	24,188
5.625%	08/01/24		358	367,398
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		75	77,156
5.375%	04/15/25		145	149,894
5.750%	08/01/21		45	46,463
6.000%	07/15/24		1,465	1,556,563
Sr. Unsec’d. Notes, 144A
5.000%	08/01/27		97	97,728
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		330	332,020
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22		35	36,046

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25		250	$225,625
6.500%	11/15/21	(a)	125	121,563
6.750%	09/15/26	(a)	170	162,296
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		205	235,494
Sonic Automotive, Inc.,
Gtd. Notes, 144A
6.125%	03/15/27		32	31,840
Southern California Edison Co.,
First Ref. Mortgage
3.600%	02/01/45		80	77,819
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	185,859
4.400%	06/01/43		83	84,381
5.250%	08/15/19		150	158,997
5.875%	03/15/41		100	120,983
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		142	192,074
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46		160	165,223
5.250%	07/15/43		15	15,963
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45		60	58,849
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22	(a)	250	232,969
6.700%	01/23/25	(a)	335	327,463
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		50	50,187
8.000%	10/01/19		260	289,688
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,518
4.500%	03/15/45		130	128,122
5.950%	09/25/43		38	43,849
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		34	36,468
6.125%	12/15/24		457	489,561
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21		9	10,069
8.250%	12/15/20		129	144,803
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		227	252,326
8.750%	03/15/32		1,321	1,664,460
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		349	383,139
9.000%	11/15/18		18	19,536

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		438	$486,728
7.625%	02/15/25	(a)	2,501	2,879,276
7.875%	09/15/23		2,040	2,346,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		200	201,750
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		325	334,750
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		32	34,087
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25		131	140,170
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(c)	05/15/23		435	436,320
Sub. Notes
3.100%	05/15/23		96	97,705
Steel Dynamics, Inc.,
Gtd. Notes
5.000%	12/15/26		55	56,444
5.250%	04/15/23		165	171,394
5.500%	10/01/24		70	74,375
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		103	106,090
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		283	296,443
Gtd. Notes, 144A
5.125%	06/01/25		51	52,275
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		62	61,923
5.750%	04/15/25		92	92,460
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22		150	158,833
5.300%	04/01/44		215	209,600
5.350%	05/15/45		80	78,413
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20		165	169,125
6.250%	04/15/21		75	78,375
SunTrust Banks, Inc.,
Jr. Sub. Notes
5.050%(c)	12/29/49		235	238,525
Sr. Unsec’d. Notes
2.500%	05/01/19		65	65,610
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		284	278,320
7.750%	11/15/22	(a)	564	548,490

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Surgery Center Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/01/25		20	$20,250
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		110	115,122
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		200	193,010
4.250%	08/15/24		210	214,495
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21		65	65,177
3.250%	07/15/27		105	103,382
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	(a)	125	88,125
Gtd. Notes, 144A
9.500%	07/15/22		150	129,000
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19		5	4,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		95	96,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		288	281,160
5.250%	05/01/23		125	128,125
6.750%	03/15/24		230	247,250
Gtd. Notes, 144A
5.125%	02/01/25		185	190,550
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	264,324
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	163	158,110
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	106,283
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		175	184,625
Gtd. Notes, 144A
5.500%	09/15/24		275	283,250
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24		25	25,875
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23		683	708,613
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		40	43,392
Sr. Sec’d. Notes
4.375%	10/01/21		132	133,980
4.500%	04/01/21	(a)	588	597,555
6.000%	10/01/20		63	67,489
6.250%	11/01/18		30	31,650

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		70	$70,088
Sr. Unsec’d. Notes
6.750%	02/01/20		22	22,880
6.750%	06/15/23	(a)	1,530	1,530,000
8.000%	08/01/20		424	429,300
8.125%	04/01/22		125	132,656
Tennant Co.,
Gtd. Notes, 144A
5.625%	05/01/25		61	64,050
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		193	198,549
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22		213	238,560
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23		48	49,920
6.625%	06/15/25		75	79,688
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		30	31,725
Gtd. Notes, 144A
4.750%	12/15/23		79	85,123
5.125%	12/15/26		93	101,204
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25		275	288,750
5.875%	10/01/20		400	408,500
6.125%	10/15/21		460	478,400
6.250%	10/15/22		150	159,375
6.375%	05/01/24		120	129,900
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
1.000%(s)	10/10/17		725	1,813
1.000%(s)	10/31/17		165	413
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	181,494
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		295	307,576
THC Escrow Corp. III,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	240	240,900
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		88	88,238
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25		124	123,535
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		235	228,511
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	313,712
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		340	466,790

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26	(a)	270	$254,719
3.550%	06/01/24		300	303,996
3.800%	02/15/27		135	135,913
4.750%	03/29/21		100	107,693
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	285	292,481
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20		79	81,963
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		72	77,040
6.375%	03/01/25		1,018	1,100,713
6.500%	01/15/24		250	268,750
6.500%	01/15/26		525	579,469
6.625%	04/01/23		8	8,466
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		40	41,500
5.625%	01/15/24		35	37,713
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22		91	74,734
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	129,362
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		260	269,624
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		85	86,700
6.000%	07/15/22		58	59,740
6.375%	06/15/26		42	42,630
6.500%	07/15/24		680	702,100
6.500%	05/15/25		353	359,178
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		160	162,792
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		74	68,635
6.800%	03/15/38	(a)	254	185,420
7.500%	04/15/31		24	19,200
9.350%	12/15/41		54	48,060
Gtd. Notes, 144A
9.000%	07/15/23	(a)	234	242,775
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		365	388,725
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22		200	212,000
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		390	387,563

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.250%	06/01/22		105	$104,344
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25		179	188,398
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		220	240,701
Sr. Unsec’d. Notes
4.550%	06/02/47		85	89,484
UDR, Inc.,
Gtd. Notes, REIT, MTN
2.950%	09/01/26		215	203,146
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22		289	286,833
7.125%	04/15/25		68	67,065
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.000%	04/15/47		120	123,062
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		123	117,773
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates
4.300%	02/15/27		88	93,207
United Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.100%	01/07/30		60	59,700
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		174	176,393
United Rentals North America, Inc.,
Gtd. Notes
5.500%	05/15/27		40	41,200
5.750%	11/15/24	(a)	565	591,838
5.875%	09/15/26		40	42,600
6.125%	06/15/23		480	499,800
7.625%	04/15/22		88	91,960
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		88	96,800
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		140	137,084
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	29,216
2.875%	03/15/22		55	56,233
3.950%	10/15/42		130	131,756
4.625%	07/15/35		230	258,503
4.700%	02/15/21		95	102,646
5.800%	03/15/36		100	126,598
Uniti Group, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24		11	10,921
Gtd. Notes, REIT
8.250%	10/15/23		695	715,850
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23		382	397,517

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24		89	$88,221
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		60	62,550
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		135	136,307
5.125%	02/15/25		296	293,410
6.750%	09/15/22		48	49,920
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates
5.375%	05/15/23		139	145,805
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		91	96,005
Gtd. Notes, 144A
6.375%	06/01/24		50	52,750
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		80	81,400
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		45	40,613
5.875%	05/15/23		2,325	1,993,688
6.125%	04/15/25	(a)	1,028	869,945
6.375%	10/15/20		410	397,188
6.750%	08/15/18		26	26,065
6.750%	08/15/21		113	107,350
7.000%	10/01/20		61	60,009
7.250%	07/15/22	(a)	786	738,840
7.500%	07/15/21		83	80,406
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		59	61,876
7.000%	03/15/24		491	516,164
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32		30	38,491
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24		10	10,575
Venator Finance Sarl/Venator Materials Corp.,
Gtd. Notes, 144A
5.750%	07/15/25		7	7,070
Ventas Realty LP,
Gtd. Notes, REIT
3.850%	04/01/27		195	196,016
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22		270	285,231
VEREIT Operating Partnership LP,
Gtd. Notes, REIT
4.600%	02/06/24		399	416,732
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		13	13,878
Sr. Unsec’d. Notes, 144A
4.750%	07/15/27		20	20,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		200	$215,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		145	133,370
3.125%	03/16/22		132	133,948
3.500%	11/01/24		135	136,248
4.125%	08/15/46		280	249,199
4.272%	01/15/36		725	699,738
4.400%	11/01/34		283	280,412
4.522%	09/15/48		71	67,173
4.672%	03/15/55		66	61,788
5.012%	08/21/54		55	54,126
5.050%	03/15/34		725	767,532
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22		165	166,146
5.012%	04/15/49		170	171,684
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		100	105,125
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		492	531,360
Viacom, Inc.,
Jr. Sub. Notes
5.875%(c)	02/28/57		50	52,000
6.250%(c)	02/28/57		35	36,400
Sr. Unsec’d. Notes
3.250%	03/15/23		96	95,151
3.875%	04/01/24		150	152,795
4.375%	03/15/43		150	133,335
6.875%	04/30/36		150	175,270
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22		325	331,764
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	565,125
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24		180	177,750
3.650%	06/15/26		127	127,241
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		45	45,503
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		100	100,127
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		127	133,271
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		100	88,250
5.950%	04/15/42		61	47,580
6.500%	08/01/36		43	36,550
6.750%	09/15/40		12	10,320
7.000%	03/15/38		55	47,025

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
7.750%	06/15/21		16	$16,080
8.250%	06/15/23		47	47,000
Welbilt, Inc.,
Sr. Unsec’d. Notes
9.500%	02/15/24		175	203,000
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		220	235,620
Sr. Unsec’d. Notes
2.500%	03/04/21		89	89,308
3.069%	01/24/23		950	963,309
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	(a)	200	202,863
Sub. Notes
5.375%	11/02/43		150	173,529
Sub. Notes, GMTN
4.900%	11/17/45		105	114,490
Sub. Notes, MTN
3.450%	02/13/23		475	486,329
4.100%	06/03/26		724	749,680
4.400%	06/14/46		210	212,604
4.750%	12/07/46		105	112,106
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	06/01/25		100	103,396
4.500%	01/15/24		227	242,257
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		110	114,813
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24		1,020	1,203,274
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		574	630,683
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		160	158,959
5.375%	06/01/21		121	129,897
5.450%	04/01/44		70	71,058
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		91	98,053
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	101,788
Weyerhaeuser Co.,
Sr. Unsec’d. Notes, REIT
7.375%	03/15/32		120	165,227
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	(a)	576	572,400
5.750%	03/15/21	(a)	649	610,060
6.250%	04/01/23	(a)	262	240,385
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25		145	136,300
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		95	93,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.750%	06/24/44		90	$92,925
7.500%	01/15/31		7	8,295
7.750%	06/15/31		49	58,310
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		313	316,439
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	(a)	475	392,172
7.500%	06/01/22	(a)	765	682,763
7.500%	04/01/23		32	28,080
7.750%	10/01/21	(a)	765	719,100
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	42,580
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		79	83,049
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		25	25,500
5.000%	08/01/23		160	164,000
5.625%	04/15/22		33	34,155
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		131	124,450
6.000%	01/15/22	(a)	532	526,680
7.500%	08/01/20		150	157,500
8.250%	08/01/23		25	27,125
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		100	108,648
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	820	862,538
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36		140	184,148
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		55	57,269
6.500%	06/15/22	(a)	680	714,000
Xylem, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/46		70	72,449
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		790	831,475
6.375%	05/15/25		155	167,302
Gtd. Notes, 144A
5.750%	01/15/27		232	242,730
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22		671	712,938
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		41	41,025

				311,472,922

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		185	$66,527
6.000%	11/15/26		398	147,259
9.000%	11/17/21		116	56,704
9.750%	05/17/35		100	46,525
12.750%	02/17/22		150	83,999
Sr. Sec’d. Notes
8.500%	10/27/20		150	108,149

				509,163

TOTAL CORPORATE BONDS (cost $385,566,700)				390,972,938

FOREIGN GOVERNMENT BONDS — 1.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.500%	11/12/25		400	$421,159
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(c)	12/31/38		280	183,120
6.875%	04/22/21		650	695,500
8.280%	12/31/33		456	503,507
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		950	862,125
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		200	218,675
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.750%	01/30/25		200	191,749
Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/23		400	408,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.854%	02/06/24		250	270,208
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/22	BRL	1,440	1,322,761
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.000%	04/07/26		200	215,800
8.250%	01/20/34		300	375,000
Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
9.500%	11/19/25		200	235,999
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		400	403,600
4.500%	01/28/26		200	213,000
7.375%	09/18/37		200	257,200
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		200	194,749
7.000%	04/04/44		400	415,999
7.158%	03/12/45		200	209,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.000%	01/26/24	400	$448,075
6.375%	03/24/21	200	222,252
6.625%	07/14/20	400	440,999
6.750%	11/05/19	100	108,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	250	258,125
5.875%	04/18/24	470	495,849
6.875%	01/29/26	300	334,875
7.450%	04/30/44	650	740,999
7.500%	05/06/21	330	364,649
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24	545	509,575
10.750%	03/28/22	400	426,999
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25	400	390,999
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	200	212,399
8.500%	01/31/47	500	538,973
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22	200	204,300
8.500%	01/31/47	200	215,590
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	80	71,735
6.375%	01/18/27	76	68,589
7.625%	02/01/41	400	370,659
7.650%	06/15/35	195	182,207
7.750%	01/24/23	250	252,825
8.250%	04/10/32	210	208,131
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24	300	297,151
Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24	200	194,731
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	500	619,049
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24	200	221,249
8.750%	12/16/20	200	227,173
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	40	44,500
5.375%	03/25/24	210	236,400
5.750%	11/22/23	1,360	1,555,084
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	700	867,082
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25	300	309,324
5.875%	01/15/24	200	227,966

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43		200	$178,085
Iraq International Bond (Iraq),
Unsec’d. Notes
5.800%	01/15/28		350	310,505
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		290	277,919
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		67	70,350
8.000%	03/15/39		500	590,000
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
6.125%	01/29/26		500	511,303
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		251	254,894
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		400	408,999
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19		298	298,862
6.375%	03/09/20		220	224,399
6.600%	11/27/26		260	259,999
6.650%	02/26/30		850	835,159
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21		542	584,265
Mexican Bonos (Mexico), Bonds
7.500%	06/03/27	MXN	22,700	1,316,340
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		930	972,687
5.750%	10/12/10		50	51,875
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		100	103,700
5.550%	01/21/45		750	840,000
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN, 144A
8.750%	03/09/24		200	218,914
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		300	325,197
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		400	393,399
5.375%	03/08/27		300	306,749
Sr. Unsec’d. Notes, 144A
6.500%	03/08/47		600	612,307
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.250%	04/15/19		300	316,367
8.250%	04/15/24		200	226,934
8.250%	09/30/25		400	457,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	150	$193,125
8.875%	09/30/27	163	232,275
9.375%	04/01/29	320	472,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26	200	211,249
6.100%	08/11/44	400	442,999
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	300	363,450
8.750%	11/21/33	152	232,940
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	500	721,212
9.500%	02/02/30	80	128,210
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.950%	06/09/21	660	752,367
Provincia de Mendoza Argentina (Argentina),
Sr. Unsec’d. Notes
8.375%	05/19/24	150	159,971
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/16/19	141	144,779
Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18	200	205,116
Sr. Unsec’d. Notes, 144A
7.625%	06/29/27	200	204,200
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.375%	08/22/23	200	212,150
6.750%	02/07/22	312	361,932
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23	400	428,994
Senegal Government International Bond (Senegal), Bonds
6.250%	07/30/24	200	210,647
Unsec’d. Notes, 144A
6.250%	05/23/33	220	223,241
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21	600	693,083
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	200	186,827
5.000%	10/12/46	200	184,746
5.500%	03/09/20	200	211,976
6.250%	03/08/41	100	108,146
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19	400	414,531
6.250%	10/04/20	200	211,029
6.250%	07/27/21	657	695,859
6.850%	11/03/25	200	210,741
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27	200	199,682

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes
5.750%	03/22/24		200	$211,500
6.000%	01/14/41		400	409,380
6.625%	02/17/45		200	220,392
6.750%	05/30/40		100	111,434
7.375%	02/05/25		950	1,100,129
8.000%	02/14/34		50	61,980
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes
7.750%	09/01/19		1,500	1,548,749
7.750%	09/01/20		450	460,799
7.750%	09/01/21		200	203,129
7.750%	09/01/22		100	100,499
7.750%	09/01/23		200	197,999
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes
9.750%	01/22/25		200	204,479
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes
4.375%	10/27/27		250	265,625
5.100%	06/18/50		600	610,800
7.625%	03/21/36		100	135,000
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	9,000	325,860
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33		350	476,000
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes
7.000%	12/01/18		50	32,200
7.000%	03/31/38		50	20,875
7.650%	04/21/25		127	53,658
7.750%	10/13/19		140	71,049
8.250%	10/13/24		50	21,499
9.000%	05/07/23		35	15,488
9.250%	09/15/27		175	86,625
9.250%	05/07/28		240	106,199
9.375%	01/13/34		17	7,693
11.750%	10/21/26		110	56,649
11.950%	08/05/31		225	113,625
12.750%	08/23/22		100	53,749
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes
8.970%	07/30/27		550	585,859

TOTAL FOREIGN GOVERNMENT BONDS (cost $47,066,077)				47,299,118

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports, Revenue Bonds, BABs
6.582%	05/15/39		90	116,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
New York — 0.0%
Port Authority of New York & New Jersey, Revenue Bonds
4.458%	10/01/62	195	$212,454
5.647%	11/01/40	45	56,948

			269,402

TOTAL MUNICIPAL BONDS (cost $364,511)			385,977

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Adjustable Rate Mortgage Trust 2004-5, Series 2004-5, Class 2A1
3.463%(c)	04/25/35	1,158	1,165,414
Alternative Loan Trust, Series 2004-24CB, Class 2A1
5.000%	11/25/19	129	129,320
Series 2004-27CB, Class A1
6.000%	12/25/34	640	631,097
Series 2004-32CB, Class 2A5
5.500%	02/25/35	497	509,103
Series 2004-J5, Class 2A1
1.896%(c)	08/25/34	127	127,105
Series 2005-21CB, Class A17
6.000%	06/25/35	1,000	1,016,936
Series 2005-64CB, Class 1A15
5.500%	12/25/35	979	962,610
Series 2005-J1, Class 6A1
5.000%	02/25/20	419	422,118
Series 2005-J3, Class 3A1
6.500%	09/25/34	138	135,163
Banc of America Alternative Loan Trust, Series 2006-5, Class 3A1
6.000%	06/25/46	252	252,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 11A
3.750%(c)	05/25/34	370	359,002
Series 2004-9, Class 22A1
3.623%(c)	11/25/34	431	433,899
Series 2005-6, Class 1A1
3.389%(c)	08/25/35	379	348,976
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A2
1.616%(c)	10/25/34	278	241,602
Series 2005-AC6, Class 1A2, IO
3.784%(c)	09/25/35	2,330	236,763
Bear Stearns Asset-Backed Securities Trust, Series 2004-AC1, Class A2
1.716%(c)	03/25/34	505	467,572
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A
2.930%(c)	10/25/35	836	841,903
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,500	1,425,051
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A5
5.250%	09/25/33	494	496,126
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-9, Class A7

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.250%	06/25/34	239	$243,202
Series 2004-25, Class 2A1
1.896%(c)	02/25/35	480	451,062
Series 2004-J3, Class A7
5.500%	05/25/34	120	121,504
Series 2005-HYB1, Class 4A1
3.332%(c)	03/25/35	328	306,723
Series 2005-HYB3, Class 2A2A
3.404%(c)	06/20/35	1,548	1,555,489
Series 2006-10, Class 1A11
5.850%	05/25/36	144	120,468
Series 2006-15, Class A1
6.250%	10/25/36	205	174,470
Series 2006-18, Class 2A7
6.000%	12/25/36	301	276,215
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 1A1
5.000%	11/25/20	209	188,921
Series 2005-10, Class 12A1
5.250%	11/25/20	22	20,270
Fannie Mae Grantor Trust, Series 2002-T12, Class A3
7.500%	05/25/42	191	228,231
Series 2002-T19, Class A2
7.000%	07/25/42	323	371,813
Fannie Mae Interest Strip, Series 417, Class C11, IO
2.500%	02/25/28	2,676	216,112
Fannie Mae REMIC Trust, Series 2002-W10, Class A4
5.700%	08/25/42	832	891,809
Series 2003-W10, Class 3A5
4.299%	06/25/43	579	611,008
Series 2004-W11, Class 1A1
6.000%	05/25/44	555	632,610
Series 2004-W11, Class 1PO, PO
1.000%(s)	05/25/44	426	337,495
Series 2004-W12, Class 1A2
6.500%	07/25/44	358	415,184
Series 2004-W12, Class 1PO, PO
1.000%(s)	07/25/44	576	505,130
Series 2009-W1, Class A
6.000%	12/25/49	278	315,254
Fannie Mae REMICS, Series 2010-10, Class NT
5.000%	02/25/40	1,450	1,608,667
Series 2011-52, Class GB
5.000%	06/25/41	574	630,408
Series 2001-63, Class TC
6.000%	12/25/31	292	327,053
Series 2001-84, Class PZ
5.250%	09/25/41	407	483,467
Series 2003-49, Class YC
4.000%	06/25/23	172	177,724
Series 2003-78, Class B
5.000%	08/25/23	448	473,946
Series 2004-35, Class AZ
4.500%	05/25/34	561	603,719

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-70, Class EB
5.000%	10/25/24	75	$79,611
Series 2006-8, Class FH
1.466%(c)	03/25/36	596	592,923
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	60	54,949
Series 2006-77, Class PC
6.500%	08/25/36	111	123,712
Series 2006-118, Class A2
1.120%(c)	12/25/36	77	75,366
Series 2007-30, Class KA
5.000%	07/25/36	41	41,030
Series 2007-109, Class YI, IO
5.234%(c)	12/25/37	671	85,508
Series 2008-85, Class EB
5.000%	09/25/28	60	65,323
Series 2010-111, Class AE
5.500%	04/25/38	40	40,887
Series 2012-13, Class JP
4.500%	02/25/42	219	231,399
Series 2012-79, Class TP
6.500%	07/25/42	238	265,664
Series 2013-4, Class AJ
3.500%	02/25/43	603	623,899
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,024	161,835
Series 2013-31, Class NC
3.000%	04/25/43	554	552,517
Series 2013-83, Class CA
3.500%	10/25/37	546	564,195
Series 2016-38, Class NA
3.000%	01/25/46	1,974	2,014,072
Fannie Mae Trust, Series 2003-W3, Class 2A5
5.356%	06/25/42	245	267,973
Series 2003-W6, Class 1A41
5.398%	10/25/42	473	521,716
Series 2003-W6, Class F
1.566%(c)	09/25/42	541	537,811
Series 2004-W1, Class 1A7
5.681%	11/25/43	879	950,375
Series 2004-W9, Class 1PO, PO
1.000%(s)	02/25/44	558	489,737
FHLMC Structured Pass-Through Securities, Series T-48, Class 1A4
5.538%	07/25/33	627	686,438
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1
3.050%(c)	02/25/35	339	337,050
Series 2006-2, Class 1A3
6.000%	08/25/36	321	291,660
Freddie Mac Reference REMIC, Series R007, Class ZA
6.000%	05/15/36	834	938,267
Freddie Mac REMICS, Series 2121, Class C
6.000%	02/15/29	272	302,286
Series 2768, Class PK

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.000%	03/15/34	117	$128,255
Series 2846, Class GB
5.000%	08/15/24	500	536,808
Series 2877, Class PB
5.500%	10/15/34	880	936,104
Series 2902, Class QG
5.500%	12/15/34	189	211,083
Series 3158, Class NE
5.500%	05/15/36	219	245,528
Series 3187, Class Z
5.000%	07/15/36	404	443,346
Series 3443, Class PT
6.500%	03/15/37	643	729,503
Series 3704, Class DC
4.000%	11/15/36	172	178,420
Series 3816, Class HN
4.500%	01/15/41	485	521,559
Series 3819, Class JP
4.000%	08/15/39	71	70,889
Series 3827, Class BM
5.500%	08/15/39	609	647,331
Series 3829, Class BE
3.500%	03/15/26	1,000	1,045,936
Series 3920, Class LP
5.000%	01/15/34	344	374,348
Series 4054, Class HI, IO
3.000%	05/15/26	2,087	134,323
Series 4168, Class JA
3.500%	02/15/43	324	329,578
Series 4304, Class DW
2.500%	12/15/27	3,000	2,935,865
Series 4374, Class NC
2.750%(c)	02/15/46	1,039	1,074,071
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	853	870,072
Series 304, Class C32, IO
3.000%	12/15/27	1,477	125,375
Fremont Home Loan Trust,
Series 2004-A, Class M1
2.041%(c)	01/25/34	1,608	1,537,725
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	419	444,763
Series 2004-19, Class KE
5.000%	03/16/34	835	917,957
Series 2005-3, Class QB
5.000%	01/16/35	250	274,548
Series 2008-38, Class BG
5.000%	05/16/38	360	396,025
Series 2009-116, Class VE
4.500%	08/20/28	121	121,334
Series 2011-22, Class WA
5.931%(c)	02/20/37	344	379,704
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	10,393	54,711
Series 2012-H24, Class FG
1.423%(c)	04/20/60	254	253,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-H31, Class FD
1.333%(c)	12/20/62	751	$745,994
Series 2013-H04, Class BA
1.650%	02/20/63	729	726,091
Series 2013-H05, Class FB
1.393%(c)	02/20/62	492	492,004
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.161%(c)	12/25/34	457	466,066
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
2.316%(c)	09/25/34	253	249,472
Impac CMB Trust,
Series 2004-4, Class 1A2
1.836%(c)	09/25/34	1,633	1,613,358
Series 2004-5, Class 1M3
2.161%(c)	10/25/34	298	270,513
Series 2004-9, Class 1A1
1.976%(c)	01/25/35	1,056	971,429
Series 2004-10, Class 3A1
1.916%(c)	03/25/35	680	619,243
Series 2005-4, Class 1A1A
1.756%(c)	05/25/35	314	306,036
Series 2007-A, Class M3, 144A
2.716%(c)	05/25/37	1,271	1,073,130
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.157%(c)	12/25/34	270	268,366
Series 2005-A3, Class 4A1
3.085%(c)	06/25/35	291	293,400
Series 2005-A8, Class 2A3
3.024%(c)	11/25/35	314	301,709
Series 2006-S2, Class 2A1
5.000%	06/25/21	73	69,765
Series 2007-A1, Class 3A2
3.576%(c)	07/25/35	812	819,130
Series 2007-S3, Class 2A3
6.000%	08/25/22	211	208,751
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.190%(c)	11/21/34	290	296,493
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,266	1,298,117
Series 2005-3, Class 4A1
5.500%	03/25/20	85	86,175
Series 2005-6, Class 1A2
5.500%	12/25/35	600	571,835
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	265	269,178
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
1.996%(c)	03/25/28	266	263,319
Series 2003-F, Class A1
1.856%(c)	10/25/28	296	290,775
Series 2004-B, Class A1
1.716%(c)	05/25/29	238	233,205

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.321%(c)	07/25/34	169	$168,731
Series 2004-5AR, Class 4A
3.491%(c)	07/25/34	548	537,463
Series 2006-7, Class 1A
5.000%	06/25/21	168	157,074
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
1.426%(c)	04/25/36	260	239,603
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	395	405,440
Residential Funding Mortgage Securities I,
Series 2003-S14, Class A5
1.616%(c)	07/25/18	40	39,412
Series 2005-S9, Class A5
5.750%	12/25/35	222	207,016
Series 2007-S9, Class 2A1
5.500%	09/25/22	25	25,365
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
1.412%(c)	07/20/36	743	706,948
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	720,831
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	698,458
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
3.368%(c)	09/25/34	673	679,060
Series 2004-8, Class 3A
3.342%(c)	07/25/34	502	500,605
Series 2004-9XS, Class A
1.586%(c)	07/25/34	490	476,598
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
1.909%(c)	01/19/34	692	670,129
Series 2004-AR1, Class 1A1
1.909%(c)	03/19/34	811	786,307
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.269%(c)	09/25/33	472	464,392
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	51	51,156
Series 2005-AR3, Class A2
3.030%(c)	03/25/35	568	573,530
Series 2005-AR7, Class A3
2.932%(c)	08/25/35	303	303,566
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-2, Class 1A12
5.750%	03/25/36	338	336,727
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.992%(c)	06/25/33	851	855,139
Series 2003-H, Class A1
3.031%(c)	09/25/33	105	106,419

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-N, Class 2A1
2.886%(c)	12/25/33	415	$414,640
Series 2004-DD, Class 2A6
3.111%(c)	01/25/35	826	844,363
Series 2004-R, Class 2A1
3.030%(c)	09/25/34	231	236,645
Series 2004-W, Class A1
3.010%(c)	11/25/34	472	473,265
Series 2005-AR4, Class 2A2
3.313%(c)	04/25/35	261	262,047
Series 2006-AR6, Class 7A1
3.033%(c)	03/25/36	449	453,084
Series 2007-2, Class 3A5
5.250%	03/25/37	167	170,803
Series 2007-7, Class A43
1.716%(c)	06/25/37	91	77,366

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $74,597,299)			74,751,675

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Fannie Mae Principal Strip, MTN
3.415%(s)	05/15/30	900	601,606
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	834	871,043
3.500%	03/01/32	453	467,754
4.000%	02/01/26	362	380,169
4.000%	09/01/42	1,291	1,369,425
4.000%	10/01/42	750	795,294
4.500%	09/01/24	100	105,230
4.500%	08/01/30	327	349,943
4.500%	03/01/44	1,051	1,147,664
4.500%	04/01/47	1,012	1,084,535
4.500%	05/01/47	1,763	1,888,747
4.500%	05/01/47	594	636,724
5.000%	04/01/22	105	108,779
5.000%	07/01/23	255	272,577
5.000%	10/01/23	103	111,295
5.000%	11/01/23	87	89,147
5.000%	06/01/30	239	260,260
5.000%	10/01/40	667	729,015
5.500%	06/01/23	138	146,147
5.500%	12/01/24	176	185,263
5.500%	04/01/27	95	104,892
5.500%	06/01/35	190	213,544
5.500%	06/01/37	64	69,417
7.000%	11/01/37	221	253,225
Federal National Mortgage Assoc.
2.090%	11/01/22	906	902,267
2.450%	04/01/23	941	950,944
2.590%	10/01/28	1,400	1,343,754
2.710%	11/01/28	1,300	1,265,357
2.780%	03/01/26	1,625	1,626,259
3.210%	03/01/29	4,000	4,075,227
3.270%	01/01/27	1,825	1,884,168
3.430%	06/01/26	951	997,534
3.500%	07/01/43	2,194	2,265,869
4.000%	09/01/43	3,679	3,901,723

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/47	2,250	$2,386,565
4.000%	06/01/47	1,000	1,075,230
4.000%	06/01/47	1,000	1,070,554
4.500%	03/01/47	2,716	2,958,689
4.500%	04/01/47	997	1,086,994
4.630%	01/01/21	563	606,393
1.828%(s)	10/09/19	1,500	1,438,916
2.330%	01/01/23	954	960,581
2.340%	12/01/22	919	925,253
2.340%	12/01/22	1,018	1,024,282
2.350%	05/01/23	882	881,668
2.370%	12/01/22	774	785,752
2.570%	03/01/23	1,133	1,151,687
2.619%	12/01/22	888	906,057
2.710%	10/01/22	1,183	1,177,577
2.960%	04/01/22	909	938,586
3.030%	12/01/21	1,529	1,582,136
3.340%	11/01/30	440	451,471
3.500%	01/01/43	1,099	1,134,670
3.500%	01/01/44	1,428	1,474,379
3.500%	03/01/33	773	804,069
3.500%	04/01/33	840	870,268
3.500%	04/01/33	853	887,817
3.500%	05/01/33	1,002	1,042,933
3.500%	06/01/43	1,023	1,051,764
3.500%	06/01/43	901	929,519
3.500%	07/01/43	906	934,830
3.500%	08/01/32	707	738,171
3.500%	09/01/42	960	990,856
3.500%	10/01/32	879	915,000
3.500%	10/01/42	928	957,528
3.500%	11/01/32	754	784,096
3.540%	10/01/20	1,500	1,568,980
3.770%	09/01/21	1,500	1,590,322
3.817%	05/01/22	749	793,603
3.885%	08/01/25	1,150	1,239,950
4.000%	06/01/32	1,117	1,185,183
4.000%	06/01/33	668	709,353
4.000%	06/01/43	1,123	1,191,089
4.000%	07/01/42	873	925,662
4.000%	07/01/43	1,126	1,194,229
4.010%	08/01/21	863	922,721
4.340%	04/01/20	951	1,005,572
4.380%	06/01/21	899	967,340
4.500%	04/01/44	944	1,028,659
4.500%	06/01/26	523	552,713
4.500%	09/01/26	153	160,614
4.762%	08/01/26	1,300	1,456,719
5.000%	01/01/26	456	475,542
5.000%	05/01/23	135	147,557
5.000%	06/01/23	176	186,105
5.000%	07/01/41	470	515,136
5.000%	10/01/39	457	505,129
5.000%	12/01/23	105	114,944
5.000%	12/01/29	210	229,281
5.500%	01/01/22	78	81,691
5.500%	01/01/26	50	55,311
5.500%	01/01/34	493	546,065

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	02/01/35		229	$256,538
5.500%	04/01/36		149	161,353
5.500%	04/01/37		290	324,057
5.500%	05/01/28		162	179,082
5.500%	05/01/33		268	299,951
5.500%	06/01/26		42	46,480
5.500%	06/01/33		199	220,279
5.500%	07/01/21		333	348,111
5.500%	10/01/33		172	192,872
6.000%	03/01/34		362	413,119
6.000%	04/01/39		625	714,510
6.000%	10/01/22		345	368,381
6.000%	10/01/27		205	230,772
6.000%	11/01/27		160	179,400
6.000%	12/01/37		10	10,148
7.000%	01/01/39		240	281,182
7.500%	10/01/35		415	488,798
Government National Mortgage Assoc.
4.500%	06/20/25		199	211,328
4.500%	11/15/39		571	624,368
5.000%	04/15/25		1,190	1,284,748
6.000%	01/15/40		802	905,739
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30		600	412,919
Tennessee Valley Authority
4.875%	01/15/48		520	652,927
5.250%	09/15/39		150	196,512
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		775	410,626

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $94,244,062)				95,142,758

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
3.625%	08/15/43		3,305	3,802,042
4.375%	11/15/39		960	1,223,587
4.375%	05/15/40		2,720	3,471,400
4.500%	08/15/39		8,000	10,363,752
5.500%	08/15/28		3,000	3,922,617
6.125%	08/15/29		11,000	15,325,662
6.500%	11/15/26		9,000	12,219,255
6.750%	08/15/26		18,000	24,694,452
7.250%	08/15/22		9,000	11,337,192
8.000%	11/15/21		10,000	12,601,950
U.S. Treasury Notes
0.625%	09/30/17	(k)	45	44,950
0.750%	12/31/17		10	9,980
0.750%	01/31/18	(k)	34,171	34,086,666
0.750%	02/15/19		820	812,089
1.000%	11/30/19		4,000	3,957,812
1.375%	05/31/20		4,000	3,980,780
1.500%	06/15/20		445	444,374
2.750%	11/15/23		7,000	7,286,566
3.625%	02/15/20		1,000	1,054,414
U.S. Treasury Strips Coupon
1.442%(s)	05/15/20		8,160	7,806,011
1.499%(s)	05/15/21		3,000	2,799,135
1.695%(s)	05/15/26		3,000	2,430,687

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.255%(s)	11/15/22	400	$359,000
2.259%(s)	02/15/28	3,500	2,690,520
2.280%(s)	02/15/29	1,125	839,225
2.310%(s)	08/15/32	390	260,739
2.366%(s)	05/15/31	8,425	5,849,469
2.403%(s)	02/15/34	2,235	1,424,509
2.486%(s)	05/15/32	4,500	3,032,942
2.496%(s)	11/15/30	400	282,500
2.562%(s)	08/15/25	8,404	6,979,346
2.620%(s)	11/15/26	4,749	3,791,374
2.809%(s)	05/15/33	2,500	1,633,125
2.845%(s)	02/15/35	335	206,573
3.938%(s)	11/15/31	465	318,352
4.721%(s)	11/15/27	13,000	10,075,143

TOTAL U.S. TREASURY OBLIGATIONS (cost $200,364,092)			201,418,190

TOTAL LONG-TERM INVESTMENTS (cost $2,553,454,478)			2,808,239,884

		Shares
SHORT-TERM INVESTMENTS — 17.4%
AFFILIATED MUTUAL FUNDS — 17.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		398,372,094	398,372,094
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $161,651,661; includes $161,503,881 of cash collateral for securities on loan)(b)(w)		161,622,069	161,638,232

TOTAL AFFILIATED MUTUAL FUNDS (cost $560,023,755)			560,010,326

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.0%
U.S. Treasury Bills
0.900%	09/07/17	20	19,965
1.085%	12/07/17	290	288,647

TOTAL U.S. TREASURY OBLIGATIONS (cost $308,593)			308,612

Value
TOTAL SHORT-TERM INVESTMENTS (cost $560,332,348)	$560,318,938

TOTAL INVESTMENTS — 104.5% (cost $3,113,786,826)	3,368,558,822
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.5)%	(144,010,339)

NET ASSETS — 100.0%	$3,224,548,483

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,258,912 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,701,029; cash collateral of $161,503,881 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $615,115 is 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
19	2 Year U.S. Treasury Notes	Sep. 2017	$4,112,906	$4,106,078	$(6,828)
15	5 Year U.S.Treasury Notes	Sep. 2017	1,775,930	1,767,539	(8,391)
1,289	10 Year Australian Treasury Bonds	Sep. 2017	998,233,085	996,199,886	(2,033,199)
1,114	10 Year U.S. Treasury Notes	Sep. 2017	140,172,086	139,841,813	(330,273)
12	20 Year U.S. Treasury Bonds	Sep. 2017	1,858,469	1,844,250	(14,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
295	ASX SPI 200 Index	Sep. 2017	$32,428,789	$32,020,856	$(407,933)
468	Euro Currency	Sep. 2017	65,830,050	67,081,950	1,251,900
1,600	Euro STOXX 50 Index	Sep. 2017	64,769,696	62,699,591	(2,070,105)
225	Mini MSCI EAFE Index	Sep. 2017	21,179,810	21,258,000	78,190
1,239	Mini MSCI Emerging Markets Index	Sep. 2017	61,896,370	62,464,185	567,815
783	Russell 2000 Mini Index	Sep. 2017	55,584,100	55,369,845	(214,255)
1,667	S&P 500 E-Mini Index	Sep. 2017	202,405,875	201,782,015	(623,860)
443	TOPIX Index	Sep. 2017	63,199,880	63,471,394	271,514

					(3,539,644)

Short Positions:
381	2 Year U.S. Treasury Notes	Sep. 2017	82,462,688	82,337,672	125,016
217	5 Year U.S. Treasury Notes	Sep. 2017	25,626,344	25,570,399	55,945
731	10 Year Euro-Bund	Sep. 2017	137,480,880	135,147,418	2,333,462
395	10 Year U.K. Gilt	Sep. 2017	65,865,313	64,602,034	1,263,279
106	10 Year U.S. Treasury Notes	Sep. 2017	13,345,867	13,306,313	39,554
60	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	8,111,273	8,088,750	22,523
2	20 Year U.S. Treasury Bonds	Sep. 2017	311,688	307,375	4,313
345	FTSE 100 Index	Sep. 2017	33,376,976	32,543,990	832,986
4,551	MSCI Europe Net Total Return Index	Sep. 2017	111,270,564	108,766,790	2,503,774

					7,180,852

					$3,641,208

Cash of $12,745,719 and securities with a combined market value of $33,268,121 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/17	Bank of America	AUD	210	$159,765	$161,522	$1,757
Brazilian Real,
Expiring 09/21/17	Deutsche Bank AG	BRL	456	136,248	135,397	(851)
British Pound,
Expiring 07/14/17	Australia and New Zealand Banking Group	GBP	279	354,880	363,748	8,868
Expiring 07/14/17	State Street Bank	GBP	26,597	33,888,941	34,657,396	768,455
Expiring 07/26/17	National Australia Bank Ltd.	GBP	589	746,742	768,251	21,509
Canadian Dollar,
Expiring 09/21/17	UBS AG	CAD	215	162,181	166,032	3,851
Chilean Peso,
Expiring 09/21/17	Bank of America	CLP	107,643	162,428	161,753	(675)
Czech Koruna,
Expiring 09/21/17	Deutsche Bank AG	CZK	7,666	329,425	337,078	7,653
Expiring 09/21/17	Hong Kong & Shanghai Bank	CZK	3,722	160,310	163,631	3,321
Euro,
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	2,623	2,931,799	2,998,065	66,266
Expiring 07/14/17	Deutsche Bank AG	EUR	624	713,015	713,737	722
Expiring 07/14/17	Deutsche Bank AG	EUR	486	545,603	555,639	10,036
Expiring 07/14/17	National Australia Bank Ltd.	EUR	2,161	2,467,090	2,470,218	3,128
Expiring 07/14/17	National Australia Bank Ltd.	EUR	1,838	2,099,565	2,101,338	1,773
Expiring 07/14/17	National Australia Bank Ltd.	EUR	1,160	1,301,424	1,325,328	23,904
Expiring 07/14/17	National Australia Bank Ltd.	EUR	687	768,644	785,331	16,687

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/14/17	National Australia Bank Ltd.	EUR	435	$486,279	$496,876	$10,597
Expiring 07/14/17	National Australia Bank Ltd.	EUR	410	459,826	468,028	8,202
Expiring 07/14/17	Royal Bank of Canada	EUR	565	644,538	645,364	826
Expiring 07/14/17	State Street Bank	EUR	1,863	2,083,283	2,129,040	45,757
Expiring 07/26/17	Hong Kong & Shanghai Bank	EUR	514	581,137	588,030	6,893
Expiring 07/26/17	National Australia Bank Ltd.	EUR	600	671,290	686,293	15,003
Expiring 07/26/17	State Street Bank	EUR	484	542,098	554,071	11,973
Expiring 09/21/17	Goldman Sachs & Co.	EUR	32	37,139	37,130	(9)
Indonesian Rupiah,
Expiring 09/22/17	Bank of America	IDR	2,119,533	157,700	157,393	(307)
Israeli Shekel,
Expiring 09/25/17	Royal Bank of Canada	ILS	575	162,949	165,354	2,405
Japanese Yen,
Expiring 07/26/17	Citigroup Global Markets	JPY	179,604	1,618,976	1,598,746	(20,230)
Expiring 07/26/17	National Australia Bank Ltd.	JPY	30,606	275,049	272,439	(2,610)
Mexican Peso,
Expiring 09/21/17	Citigroup Global Markets	MXN	2,892	159,348	157,233	(2,115)
Expiring 09/21/17	Deutsche Bank AG	MXN	2,825	154,074	153,608	(466)
Expiring 09/21/17	Goldman Sachs & Co.	MXN	2,950	159,354	160,381	1,027
Expiring 09/29/17	Goldman Sachs & Co.	MXN	24,229	1,327,740	1,315,788	(11,952)
Norwegian Krone,
Expiring 07/14/17	Deutsche Bank AG	NOK	6,203	735,513	743,169	7,656
Expiring 07/14/17	Deutsche Bank AG	NOK	3,834	456,323	459,335	3,012
Polish Zloty,
Expiring 09/21/17	Bank of America	PLN	1,217	326,273	328,338	2,065
Russian Ruble,
Expiring 09/21/17	Bank of America	RUB	17,845	308,514	297,331	(11,183)
Expiring 09/21/17	Bank of America	RUB	10,171	169,631	169,473	(158)
Singapore Dollar,
Expiring 07/26/17	Standard Chartered PLC	SGD	874	630,355	634,814	4,459
South African Rand,
Expiring 09/29/17	BNP Paribas	ZAR	8,778	667,404	660,682	(6,722)
Swedish Krona,
Expiring 07/14/17	Barclays Capital Group	SEK	4,408	507,396	523,607	16,211
Expiring 07/14/17	Credit Suisse First Boston Corp.	SEK	3,674	421,994	436,513	14,519
Expiring 07/14/17	State Street Bank	SEK	4,218	483,482	501,038	17,556
Swiss Franc,
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	2,097	2,172,195	2,189,051	16,856
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	1,036	1,077,400	1,081,689	4,289
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	879	902,537	917,060	14,523
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	387	398,266	403,954	5,688
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	286	295,635	297,990	2,355
Expiring 07/14/17	Deutsche Bank AG	CHF	713	735,217	744,034	8,817
Turkish Lira,
Expiring 09/21/17	Citigroup Global Markets	TRY	1,139	312,333	315,936	3,603
Expiring 09/29/17	Citigroup Global Markets	TRY	5,216	1,447,021	1,444,458	(2,563)

				$68,496,329	$69,598,710	1,102,381

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/21/17	Goldman Sachs & Co.	AUD	211	$157,911	$162,345	$(4,434)
Expiring 09/21/17	Goldman Sachs & Co.	AUD	211	159,163	161,606	(2,443)
Brazilian Real,
Expiring 09/21/17	Deutsche Bank AG	BRL	456	136,138	135,396	742
Expiring 09/29/17	Deutsche Bank AG	BRL	4,320	1,273,482	1,280,202	(6,720)
British Pound,
Expiring 07/14/17	National Australia Bank Ltd.	GBP	672	867,590	875,097	(7,507)
Expiring 07/14/17	National Australia Bank Ltd.	GBP	200	258,057	260,014	(1,957)
Expiring 07/26/17	National Australia Bank Ltd.	GBP	2,538	3,252,248	3,308,616	(56,368)
Canadian Dollar,
Expiring 09/21/17	UBS AG	CAD	215	159,354	166,032	(6,678)
Chilean Peso,
Expiring 09/21/17	Bank of America	CLP	107,643	160,261	161,753	(1,492)
Colombian Peso,
Expiring 09/21/17	Bank of America	COP	474,261	161,467	153,913	7,554
Danish Krone,
Expiring 07/14/17	Deutsche Bank AG	DKK	4,809	723,535	739,339	(15,804)
Expiring 07/14/17	Deutsche Bank AG	DKK	4,501	676,513	691,989	(15,476)
Expiring 07/14/17	Deutsche Bank AG	DKK	2,979	451,210	457,989	(6,779)
Expiring 07/14/17	National Australia Bank Ltd.	DKK	10,607	1,603,650	1,630,588	(26,938)
Expiring 07/14/17	Toronto Dominion	DKK	3,836	576,882	589,692	(12,810)
Euro,
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	552	617,351	631,376	(14,025)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	550	619,248	628,562	(9,314)
Expiring 07/14/17	Barclays Capital Group	EUR	126,802	142,534,496	144,940,495	(2,405,999)
Expiring 07/14/17	Deutsche Bank AG	EUR	566	637,505	647,410	(9,905)
Expiring 07/14/17	National Australia Bank Ltd.	EUR	592	660,694	676,064	(15,370)
Expiring 07/14/17	National Australia Bank Ltd.	EUR	579	648,161	661,499	(13,338)
Expiring 07/14/17	National Australia Bank Ltd.	EUR	472	528,873	539,102	(10,229)
Expiring 07/14/17	National Australia Bank Ltd.	EUR	381	427,769	435,667	(7,898)
Expiring 07/14/17	National Australia Bank Ltd.	EUR	306	344,408	349,950	(5,542)
Expiring 07/26/17	National Australia Bank Ltd.	EUR	598	671,350	683,888	(12,538)
Expiring 07/26/17	Toronto Dominion	EUR	18,847	21,142,421	21,557,571	(415,150)
Expiring 09/21/17	Hong Kong & Shanghai Bank	EUR	142	160,621	163,301	(2,680)
Expiring 09/21/17	Royal Bank of Canada	EUR	581	657,386	666,730	(9,344)
Japanese Yen,
Expiring 07/26/17	National Australia Bank Ltd.	JPY	913,389	8,234,326	8,130,515	103,811
Mexican Peso,
Expiring 09/29/17	Goldman Sachs & Co.	MXN	12,168	659,993	660,775	(782)
Expiring 09/29/17	Goldman Sachs & Co.	MXN	6,151	338,553	334,037	4,516
Expiring 09/29/17	UBS AG	MXN	5,911	325,050	320,976	4,074
Philippine Peso,
Expiring 09/21/17	Bank of America	PHP	7,933	159,793	156,565	3,228
Russian Ruble,
Expiring 09/21/17	Bank of America	RUB	9,696	159,038	161,556	(2,518)
Expiring 09/21/17	Bank of America	RUB	9,666	160,015	161,060	(1,045)
Expiring 09/21/17	Bank of America	RUB	9,431	160,494	157,148	3,346
Expiring 09/21/17	Bank of America	RUB	9,323	160,303	155,346	4,957
Expiring 09/21/17	Citigroup Global Markets	RUB	8,521	146,567	141,985	4,582
Singapore Dollar,
Expiring 07/26/17	Citigroup Global Markets	SGD	2,427	1,754,490	1,763,374	(8,884)
Expiring 07/26/17	Societe Generale	SGD	507	364,800	368,465	(3,665)
South African Rand,
Expiring 09/21/17	Citigroup Global Markets	ZAR	2,110	159,351	159,006	345
Expiring 09/29/17	Deutsche Bank AG	ZAR	8,778	659,140	660,682	(1,542)
Swedish Krona,
Expiring 07/14/17	Barclays Capital Group	SEK	6,310	725,622	749,573	(23,951)
Expiring 07/14/17	Barclays Capital Group	SEK	3,228	371,536	383,430	(11,894)
Expiring 07/14/17	Royal Bank of Canada	SEK	5,714	661,873	678,812	(16,939)
Expiring 07/14/17	State Street Bank	SEK	5,979	694,960	710,276	(15,316)
Expiring 07/26/17	Credit Suisse First Boston Corp.	SEK	2,775	319,620	329,912	(10,292)
Swiss Franc,
Expiring 07/14/17	Deutsche Bank AG	CHF	2,455	2,565,335	2,563,067	2,268

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 09/21/17	Citigroup Global Markets	TRY	576	$159,535	$159,927	$(392)
Expiring 09/29/17	Goldman Sachs & Co.	TRY	5,216	1,441,430	1,444,457	(3,027)

				$200,649,568	$203,707,130	(3,057,562)

						$(1,955,181)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/14/17	Buy	CHF	1,370	EUR	1,261	$(10,414)	Barclays Capital Group
07/14/17	Buy	EUR	2,274	CHF	2,473	17,537	Barclays Capital Group
07/14/17	Buy	EUR	1,511	CHF	1,640	15,857	Royal Bank of Canada
07/14/17	Buy	EUR	4,016	GBP	3,528	(6,382)	Royal Bank of Canada
07/14/17	Buy	EUR	2,550	GBP	2,242	(6,350)	State Street Bank
07/14/17	Buy	GBP	2,207	EUR	2,527	(12,258)	Barclays Capital Group

						$(2,010)

Total return swap agreements outstanding at June 30, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	07/07/17	GBP	53	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	$(2,257)	$—	$(2,257)
Bank of America	07/07/17	GBP	224	Pay or receive amounts based on market value fluctuation of Aviva PLC	7,727	—	7,727
Bank of America	07/07/17	GBP	157	Pay or receive amounts based on market value fluctuation of Barratt Developments PLC	(42,123)	—	(42,123)
Bank of America	07/07/17	GBP	28	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	(127,455)	—	(127,455)
Bank of America	07/07/17	GBP	69	Pay or receive amounts based on market value fluctuation of Easyjet PLC	24,478	—	24,478
Bank of America	07/07/17	GBP	350	Pay or receive amounts based on market value fluctuation of GKN PLC	(88,226)	—	(88,226)
Bank of America	07/07/17	GBP	73	Pay or receive amounts based on market value fluctuation of HSBC Holdings PLC	29,268	—	29,268
Bank of America	07/07/17	GBP	30	Pay or receive amounts based on market value fluctuation of Intercontinental Hotels Group PLC	(60,008)	—	(60,008)
Bank of America	07/07/17	GBP	2,924	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	(149,072)	—	(149,072)
Bank of America	07/07/17	GBP	253	Pay or receive amounts based on market value fluctuation of Melrose Industries PLC	18,286	—	18,286

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	07/07/17	GBP	54	Pay or receive amounts based on market value fluctuation of Persimmon PLC	$(105,246)	$—	$(105,246)
Bank of America	07/07/17	GBP	44	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	48,505	—	48,505
Bank of America	07/07/17	EUR	65	Pay or receive amounts based on market value fluctuation of Smurfit Kappa Group PLC	152,098	—	152,098
Bank of America	07/07/17	GBP	490	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	(35,023)	—	(35,023)

					$(329,048)	$—	$(329,048)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$318,168	$10,846,914	$—
Austria	—	1,328,157	—
Belgium	—	6,738,231	—
Bermuda	789,273	—	—
Brazil	13,159,418	—	—
Canada	20,645,994	—	—
Chile	862,161	—	—
China	12,942,465	37,519,571	—
Denmark	—	12,025,422	—
Finland	—	3,393,873	—
France	—	66,475,024	—
Germany	—	48,581,446	—
Hong Kong	2,281,417	23,505,302	—
Hungary	—	1,442,616	—
India	18,741,925	4,071,732	—
Indonesia	—	7,927,238	—
Ireland	1,701,745	447,165	—
Israel	1,636,683	—	—
Italy	—	6,406,608	—
Japan	—	74,951,483	—
Luxembourg	355,694	—	—
Macau	—	1,861,515	—
Malaysia	—	1,822,834	—
Mexico	2,268,218	—	—
Netherlands	—	23,599,540	—
New Zealand	—	228,794	—

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Norway	$—	$213,757	$—
Panama	1,027,260	—	—
Peru	1,268,287	—	—
Poland	—	1,513,011	—
Russia	9,751,787	1,580,874	—
Singapore	—	4,574,071	—
South Africa	—	17,058,589	—
South Korea	12,352,301	21,938,205	—
Spain	—	14,307,210	—
Sweden	—	7,856,372	—
Switzerland	—	47,850,117	—
Taiwan	7,345,620	18,331,628	—
Thailand	1,427,744	4,759,962	—
Turkey	—	4,853,647	—
United Kingdom	100,368	64,567,811	—
United States	1,108,474,085	4,177,102	49,716
Vietnam	—	321,594	—
Preferred Stocks
Bermuda	207,388	—	—
Brazil	5,619,955	—	—
China	5,920,998	—	—
Germany	—	4,220,603	—
Israel	1,196,134	—	—
Russia	—	525,326	—
United States	35,322,328	—	—
Rights
Spain	44,728	—	—
United States	—	—	14,776
Vietnam	—	24,121	—
Warrants	—	901	—
Asset-Backed Securities
Automobiles	—	5,361,372	—
Consumer Loans	—	669,451	—
Home Equity Loans	—	35,221,953	—
Manufactured Housing	—	374,325	—
Other	—	1,609,638	—
Residential Mortgage-Backed Securities	—	22,940,830	—
Bank Loans	—	3,366,169	240,044
Commercial Mortgage-Backed Securities	—	13,046,956	953,656
Convertible Bonds
Austria	—	821,335	—
Belgium	—	1,246,944	—
China	—	5,970,904	—
Finland	—	477,877	—
France	—	7,518,815	—
Germany	—	9,576,010	—
Hong Kong	—	1,031,500	—
Hungary	—	574,046	—
Israel	—	450,450	—
Italy	—	590,321	—
Japan	—	7,043,861	—
Mexico	—	1,849,197	—
Norway	—	1,100,400	—
Portugal	—	354,638	—
Singapore	—	1,835,482	—
South Africa	—	1,144,252	—
Spain	—	742,742	—
Sweden	—	399,539	—
Switzerland	—	972,234	—
Taiwan	—	1,310,850	—
United Arab Emirates	—	3,236,947	—
United Kingdom	—	3,212,174	—
United States	—	45,349,314	—

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Corporate Bonds
Argentina	$—	$1,059,459	$—
Australia	—	3,618,996	—
Barbados	—	212,249	—
Belgium	—	3,081,859	—
Bermuda	—	235,916	—
Brazil	—	2,788,159	—
Canada	—	14,467,871	—
Chile	—	623,915	—
China	—	1,139,916	—
Colombia	—	689,435	—
Denmark	—	314,783	—
Finland	—	146,426	—
France	—	3,394,748	—
Germany	—	3,145,292	—
Hong Kong	—	424,595	—
India	—	501,606	—
Indonesia	—	682,173	—
Ireland	—	1,153,266	—
Israel	—	563,849	—
Italy	—	804,731	—
Japan	—	524,090	—
Kazakhstan	—	1,470,526	—
Luxembourg	—	6,278,471	—
Mexico	—	3,905,078	—
Morocco	—	225,278	—
Netherlands	—	6,704,128	—
New Zealand	—	1,037,888	—
Norway	—	599,743	—
Peru	—	865,758	—
Portugal	—	198,488	—
Russia	—	967,917	—
South Africa	—	602,696	—
South Korea	—	115,625	—
Spain	—	896,379	—
Sri Lanka	—	210,939	—
Sweden	—	1,236,178	—
Switzerland	—	2,525,447	—
Trinidad & Tobago	—	206,899	—
United Arab Emirates	—	391,619	—
United Kingdom	—	10,978,462	—
United States	—	311,472,202	720
Venezuela	—	509,163	—
Foreign Government Bonds	—	47,299,118	—
Municipal Bonds	—	385,977	—
Residential Mortgage-Backed Securities	—	74,751,675	—
U.S. Government Agency Obligations	—	95,142,758	—
U.S. Treasury Obligations	—	201,726,802	—
Affiliated Mutual Funds	560,010,326	—	—
Other Financial Instruments*
Futures Contracts	3,641,208	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,955,181)	—
OTC Cross Currency Exchange Contracts	—	(2,010)	—
OTC Total Return Swap Agreements	—	(329,048)	—

Total	$1,829,413,678	$1,539,241,201	$1,258,912

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (5.0% represents investments purchased with collateral from securities on loan)	17.4%
Banks	6.9
U.S. Treasury Obligations	6.3
Equity Real Estate Investment Trusts (REITs)	4.6
Pharmaceuticals	3.4
Residential Mortgage-Backed Securities	3.0
U.S. Government Agency Obligations	3.0
Insurance	2.8
Oil, Gas & Consumable Fuels	2.6
Media	2.5
Software	2.4
Internet Software & Services	2.4
Semiconductors & Semiconductor Equipment	2.0
Capital Markets	1.9
Technology Hardware, Storage & Peripherals	1.7
Machinery	1.6
IT Services	1.5
Foreign Government Bonds	1.5
Health Care Providers & Services	1.4
Oil & Gas	1.2
Telecommunications	1.2
Hotels, Restaurants & Leisure	1.2
Home Equity Loans	1.1
Beverages	1.1
Chemicals	1.0
Specialty Retail	1.0
Electric Utilities	1.0
Biotechnology	1.0
Internet & Direct Marketing Retail	1.0
Industrial Conglomerates	1.0
Automobiles	0.9
Electronic Equipment, Instruments & Components	0.8
Textiles, Apparel & Luxury Goods	0.8
Aerospace & Defense	0.7
Diversified Financial Services	0.7
Metals & Mining	0.7
Airlines	0.7
Semiconductors	0.7
Household Durables	0.7
Real Estate Investment Trusts (REITs)	0.6
Tobacco	0.6
Food Products	0.6
Food & Staples Retailing	0.6
Electric	0.6
Health Care Equipment & Supplies	0.6
Healthcare-Services	0.6
Electrical Equipment	0.5
Diversified Telecommunication Services	0.5
Building Products	0.5
Construction Materials	0.5
Pipelines	0.4
Real Estate Management & Development	0.4
Commercial Mortgage-Backed Securities	0.4
Personal Products	0.4
Commercial Services	0.4
Internet	0.4
Road & Rail	0.4

Wireless Telecommunication Services	0.3%
Containers & Packaging	0.3
Multi-Utilities	0.3
Consumer Finance	0.3
Commercial Services & Supplies	0.3
Communications Equipment	0.3
Auto Components	0.3
Retail	0.3
Household Products	0.3
Auto Manufacturers	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.3
Foods	0.2
Construction & Engineering	0.2
Computers	0.2
Miscellaneous Manufacturing	0.2
Auto Parts & Equipment	0.2
Lodging	0.2
Healthcare-Products	0.2
Building Materials	0.2
Mining	0.2
Multiline Retail	0.2
Real Estate	0.2
Transportation Infrastructure	0.2
Distributors	0.2
Entertainment	0.1
Transportation	0.1
Trading Companies & Distributors	0.1
Paper & Forest Products	0.1
Engineering & Construction	0.1
Health Care Technology	0.1
Gas	0.1
Packaging & Containers	0.1
Electrical Components & Equipment	0.1
Oil & Gas Services	0.1
Iron/Steel	0.1
Home Furnishings	0.1
Energy Equipment & Services	0.1
Holding Companies-Diversified	0.1
Machinery-Diversified	0.1
Investment Companies	0.1
Leisure Time	0.1
Agriculture	0.1
Household Products/Wares	0.1
Other	0.0	*
Thrifts & Mortgage Finance	0.0	*
Machinery-Construction & Mining	0.0	*
Distribution/Wholesale	0.0	*
Health Care REITs	0.0	*
Diversified Consumer Services	0.0	*
Coal	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Marine	0.0	*
Apparel	0.0	*
Air Freight & Logistics	0.0	*
Environmental Control	0.0	*
Diversified Machinery	0.0	*
Electronics	0.0	*
Trucking & Leasing	0.0	*
Gas Utilities	0.0	*
Forest Products & Paper	0.0	*
Hotel & Resort REIT’s	0.0	*
Consumer Loans	0.0	*
Home Builders	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification (continued):

Housewares	0.0	%*
Metal Fabricate/Hardware	0.0	*
Electrical Utilities	0.0	*
Advertising	0.0	*
Water Utilities	0.0	*
Municipal Bonds	0.0	*
Manufactured Housing	0.0	*
Cosmetics/Personal Care	0.0	*
Private Equity	0.0	*
Leisure Products	0.0	*
Energy-Alternate Sources	0.0	*

Office/Business Equipment	0.0	%*
Electronic Components & Equipment	0.0	*
Water	0.0	*
Materials	0.0	*
Oil & Gas Exploration & Production	0.0	*

	104.5
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$4,254,279	*	Due from/to broker — variation margin futures	$3,316,153	*
Equity contracts	Unaffiliated investments	84,526		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	280,362		Unrealized depreciation on OTC swap agreements	609,410
Foreign exchange contracts	Due from/to broker — variation margin futures	1,251,900	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	33,394		Unrealized depreciation on OTC cross currency exchange contracts	35,404
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,301,645		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,256,826
Interest rate contracts	Due from/to broker-variation margin futures	3,844,092	*	Due from/to broker — variation margin futures	2,392,910	*

Total		$11,050,198			$9,610,703

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Equity contracts	$199	$11,911,088	$—	$2,210,149	$14,121,436
Foreign exchange contracts	—	1,852,560	(8,081,510)	—	(6,228,950)
Interest rate contracts	—	(2,490,074)	—	—	(2,490,074)

Total	$199	$11,273,574	$(8,081,510)	$2,210,149	$5,402,412

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Equity contracts	$36,649	$(10)	$9,001,605	$—	$(484,082)	$8,554,162
Foreign exchange contracts	—	—	1,251,900	(2,548,613)	—	(1,296,713)
Interest rate contracts	—	—	2,648,871	—	—	2,648,871

Total	$36,649	$(10)	$12,902,376	$(2,548,613)	$(484,082)	$9,906,320

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Contracts - Purchased(2)	Forward Foreign Currency Exchange Contracts - Sold(2)	Cross Currency Exchange Contracts(1)	Total Return Swap Agreements(3)
$1,299,455,743	$532,945,909	$59,162,686	$198,266,434	$12,565,451	$6,791,112

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$157,701,029	$(157,701,029)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Australia and New Zealand Banking Group	$118,845	$(23,339)	$—	$95,506
Bank of America	303,269	(303,269)	—	—
Barclays Capital Group	33,748	(33,748)	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	8,530	(8,530)	—	—
Credit Suisse First Boston Corp.	14,519	(10,292)	—	4,227
Deutsche Bank AG	40,906	(40,906)	—	—
Goldman Sachs & Co.	5,543	(5,543)	—	—
Hong Kong & Shanghai Bank	10,214	(2,680)	—	7,534
National Australia Bank Ltd.	204,614	(160,295)	—	44,319
Royal Bank of Canada	19,088	(19,088)	—	—
Societe Generale	—	—	—	—
Standard Chartered PLC	4,459	—	—	4,459
State Street Bank	843,741	(21,666)	—	822,075
Toronto Dominion	—	—	—	—
UBS AG	7,925	(6,678)	—	1,247

	$1,615,401

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Australia and New Zealand Banking Group	$(23,339)	$23,339	$—	$—
Bank of America	(626,788)	303,269	120,000	(203,519)
Barclays Capital Group	(2,464,516)	33,748	—	(2,430,768)
BNP Paribas	(6,722)	—	—	(6,722)
Citigroup Global Markets	(34,184)	8,530	—	(25,654)
Credit Suisse First Boston Corp.	(10,292)	10,292	—	—
Deutsche Bank AG	(57,543)	40,906	—	(16,637)
Goldman Sachs & Co.	(22,647)	5,543	—	(17,104)
Hong Kong & Shanghai Bank	(2,680)	2,680	—	—
National Australia Bank Ltd.	(160,295)	160,295	—	—
Royal Bank of Canada	(32,665)	19,088	—	(13,577)
Societe Generale	(3,665)	—	—	(3,665)
Standard Chartered PLC	—	—	—	—
State Street Bank	(21,666)	21,666	—	—
Toronto Dominion	(427,960)	—	—	(427,960)
UBS AG	(6,678)	6,678	—	—

	$3,901,640

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $157,701,029:
Unaffiliated investments (cost $2,553,763,071)	$2,808,548,496
Affiliated investments (cost $560,023,755)	560,010,326
Cash	24,600
Foreign currency, at value (cost $2,393,172)	2,395,366
Deposit with broker for futures	12,745,719
Dividends and interest receivable	12,151,184
Receivable for investments sold	11,045,107
Tax reclaim receivable	1,840,570
Unrealized appreciation on OTC forward foreign currency contracts	1,301,645
Unrealized appreciation on OTC swap agreements	280,362
Receivable for fund share sold	190,001
Cash segregated for counterparty—OTC	120,000
Receivable from manager	56,215
Receivable from affiliate	38,224
Unrealized appreciation on OTC cross currency exchange contracts	33,394
Prepaid expenses	3,284

Total Assets	3,410,784,493

LIABILITIES:
Payable to broker for collateral for securities on loan	161,503,881
Payable for investments purchased	16,920,587
Unrealized depreciation on OTC forward foreign currency contracts	3,256,826
Due to broker-variation margin futures	1,704,137
Management fees payable	1,018,202
Accrued expenses and other liabilities	731,946
Unrealized depreciation on OTC swap agreements	609,410
Payable for fund share repurchased	285,488
Distribution fee payable	88,635
Foreign capital gains tax liability accrued	78,697
Unrealized depreciation on OTC cross currency exchange contracts	35,404
Foreign withholding taxes payable	2,432
Affiliated transfer agent fee payable	365

Total Liabilities	186,236,010

NET ASSETS	$3,224,548,483

Net assets were comprised of:
Paid-in capital	$2,097,102,944
Retained earnings	1,127,445,539

Net assets, June 30, 2017	$3,224,548,483

Net asset value and redemption price per share, $3,224,548,483 / 213,991,338 outstanding shares of beneficial interest	$15.07

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,288,898, of which $63,456 is reimbursable by an affiliate)	$20,151,278
Interest income	15,709,815
Affiliated dividend income	1,931,293
Income from securities lending, net (including affiliated income of $199,965)	414,648

38,207,034

EXPENSES
Management fees	11,740,270
Distribution fee	3,874,886
Custodian and accounting fees	670,000
Audit fee	36,000
Trustees’ fees	19,000
Shareholders’ reports	13,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	67,406

Total expenses	16,432,562

NET INVESTMENT INCOME (LOSS)	21,774,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,489) (net of foreign capital gains taxes $(12,289))	45,653,175
Futures transactions	11,273,574
Swap agreements transactions	2,210,149
Foreign currency transactions	(9,197,086)

49,939,812

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21,129)) (net of change in foreign capital gains taxes $(78,697))	162,762,615
Futures	12,902,376
Swap agreements	(484,082)
Foreign currencies	(2,347,799)

172,833,110

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	222,772,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,547,394

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,774,472	$39,624,141
Net realized gain (loss) on investment and foreign currency transactions	49,939,812	45,843,287
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	172,833,110	39,192,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	244,547,394	124,660,223

FUND SHARE TRANSACTIONS:
Fund share sold [4,243,694 and 49,867,066 shares, respectively]	61,983,012	650,589,450
Fund share repurchased [4,102,791 and 58,991,456 shares, respectively]	(59,753,434)	(747,380,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,229,578	(96,791,085)

CAPITAL CONTRIBUTIONS	—	657,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	246,776,972	28,527,047
NET ASSETS:
Beginning of period	2,977,771,511	2,949,244,464

End of period	$3,224,548,483	$2,977,771,511

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 84.3%
COMMON STOCKS — 40.1%	Shares	Value
Aerospace & Defense — 0.6%
Airbus SE (France)	19,732	$1,628,397
General Dynamics Corp.	19,831	3,928,521
L3 Technologies, Inc.	8,382	1,400,465
Meggitt PLC (United Kingdom)	140,048	870,229
Northrop Grumman Corp.	9,980	2,561,966
Raytheon Co.	6,154	993,748
Safran SA (France)(a)	14,869	1,363,584
Thales SA (France)	14,014	1,508,250
United Technologies Corp.	14,900	1,819,439

		16,074,599

Air Freight & Logistics — 0.0%
Yamato Holdings Co. Ltd. (Japan)	52,000	1,056,410

Airlines — 0.5%
AirAsia Bhd (Malaysia)	568,400	430,311
Copa Holdings SA (Panama) (Class A Stock)(a)	7,110	831,870
Delta Air Lines, Inc.	74,683	4,013,464
International Consolidated Airlines Group SA (United Kingdom)	136,569	1,085,082
Japan Airlines Co. Ltd. (Japan)	53,800	1,666,492
Ryanair Holdings PLC (Ireland), ADR*	9,682	1,041,880
Southwest Airlines Co.	36,195	2,249,157
United Continental Holdings, Inc.*	20,033	1,507,483

		12,825,739

Auto Components — 0.2%
Apollo Tyres Ltd. (India)	75,361	280,433
Continental AG (Germany)	13,421	2,903,371
Hankook Tire Co. Ltd. (South Korea)	4,885	271,541
Hyundai Mobis Co. Ltd. (South Korea)	3,190	697,372
Xinyi Glass Holdings Ltd. (Hong Kong)*	268,000	265,274

		4,417,991

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	1,009,300	676,228
Ferrari NV (Italy)	15,598	1,342,229
Geely Automobile Holdings Ltd. (China)	410,000	883,670
General Motors Corp. Escrow Shares*^	110,000	11
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	292,000	512,143
Honda Motor Co. Ltd. (Japan)	94,900	2,600,078
Renault SA (France)(a)	19,370	1,752,511
Suzuki Motor Corp. (Japan)	56,900	2,710,601
Tesla, Inc.*	3,189	1,153,174

		11,630,645

Banks — 3.9%
Akbank TAS (Turkey)	281,138	783,086
Banco Bilbao Vizcaya Argentaria SA (Spain)	196,098	1,633,490
Banco do Brasil SA (Brazil)	109,977	890,333
Banco Santander SA (Spain)	316,764	2,103,279
Bank Negara Indonesia Persero Tbk PT (Indonesia)	864,100	424,875
Bank of America Corp.	390,282	9,468,242
Bank of China Ltd. (China) (Class H Stock)	2,739,000	1,343,115
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	606,000	691,467

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
BNP Paribas SA (France)	53,226	$3,831,893
China Construction Bank Corp. (China) (Class H Stock)	2,339,000	1,818,915
China Merchants Bank Co. Ltd. (China) (Class H Stock)	345,500	1,041,123
CIMB Group Holdings Bhd (Malaysia)	303,300	464,889
Citigroup, Inc.	133,577	8,933,630
Citizens Financial Group, Inc.	46,100	1,644,848
Comerica, Inc.	15,370	1,125,699
Commonwealth Bank of Australia (Australia)	28,514	1,813,951
Credit Agricole SA (France)	27,643	445,284
CTBC Financial Holding Co. Ltd. (Taiwan)	1,417,000	928,795
Danske Bank A/S (Denmark)	27,650	1,063,781
DBS Group Holdings Ltd. (Singapore)	124,900	1,879,843
East West Bancorp, Inc.	26,566	1,556,236
Fifth Third Bancorp	36,500	947,540
First Republic Bank	21,300	2,132,130
Hana Financial Group, Inc. (South Korea)	27,167	1,072,893
HDFC Bank Ltd. (India), ADR	37,265	3,240,937
Huntington Bancshares, Inc.	81,756	1,105,341
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,038,000	1,375,411
Industrial Bank of Korea (South Korea)	36,550	454,886
ING Groep NV (Netherlands)	331,636	5,724,968
KBC Group NV (Belgium)	16,213	1,229,257
KeyCorp.	140,778	2,638,180
Kiatnakin Bank PCL (Thailand), NVDR	151,800	319,229
Krung Thai Bank PCL (Thailand), NVDR	1,440,200	796,401
Lloyds Banking Group PLC (United Kingdom)	1,031,023	888,516
M&T Bank Corp.	13,574	2,198,309
Mitsubishi UFJ Financial Group, Inc. (Japan)	340,100	2,293,991
Nedbank Group Ltd. (South Africa)	28,710	458,423
Nordea Bank AB (Sweden)	72,275	920,526
OTP Bank PLC (Hungary)	21,823	730,404
Oversea-Chinese Banking Corp. Ltd. (Singapore)	39,300	307,851
PNC Financial Services Group, Inc. (The)	18,500	2,310,095
Sberbank of Russia PJSC (Russia), ADR	111,258	1,155,971
Shinhan Financial Group Co. Ltd. (South Korea)	26,249	1,132,518
Societe Generale SA (France)	21,840	1,177,740
Standard Bank Group Ltd. (South Africa)	83,524	919,821
Standard Chartered PLC (United Kingdom)*	354,108	3,586,499
Sumitomo Mitsui Financial Group, Inc. (Japan)	92,900	3,627,231
SunTrust Banks, Inc.	65,636	3,722,874
Svenska Handelsbanken AB (Sweden) (Class A Stock)	100,673	1,441,851
Thanachart Capital PCL (Thailand), NVDR	31,300	42,346
Tisco Financial Group PCL (Thailand), NVDR	123,700	276,633
Turkiye Halk Bankasi A/S (Turkey)	179,639	671,361
U.S. Bancorp	30,900	1,604,328
UniCredit SpA (Italy)*	62,472	1,170,181
United Overseas Bank Ltd. (Singapore)	13,600	228,326

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Wells Fargo & Co.	96,600	$5,352,606

		101,142,348

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	34,600	3,821,527
Constellation Brands, Inc. (Class A Stock)	6,102	1,182,140
Dr. Pepper Snapple Group, Inc.	10,800	983,988
Molson Coors Brewing Co. (Class B Stock)	36,241	3,129,048
Monster Beverage Corp.*	18,600	924,048
PepsiCo, Inc.	49,881	5,760,757
Pernod Ricard SA (France)	17,216	2,305,350
Suntory Beverage & Food Ltd. (Japan)	17,300	804,118

		18,910,976

Biotechnology — 0.5%
Exact Sciences Corp.*(a)	30,432	1,076,380
Genmab A/S (Denmark)*	7,685	1,638,594
Gilead Sciences, Inc.	19,303	1,366,266
Incyte Corp.*	5,455	686,839
Kite Pharma, Inc.*(a)	15,537	1,610,721
Sage Therapeutics, Inc.*(a)	4,354	346,753
Shire PLC	44,187	2,436,438
Spark Therapeutics, Inc.*(a)	11,935	712,997
Vertex Pharmaceuticals, Inc.*	20,036	2,582,039

		12,457,027

Building Products — 0.2%
Daikin Industries Ltd. (Japan)	25,100	2,575,061
Fortune Brands Home & Security, Inc.	25,022	1,632,435
Lennox International, Inc.(a)	11,169	2,051,075

		6,258,571

Capital Markets — 1.0%
Ameriprise Financial, Inc.	9,970	1,269,081
Azimut Holding SpA (Italy)	37,581	756,051
BlackRock, Inc.	3,343	1,412,117
Charles Schwab Corp. (The)	95,602	4,107,062
Deutsche Boerse AG (Germany)	13,990	1,477,768
Invesco Ltd.	22,800	802,331
Lazard Ltd. (Class A Stock)	15,327	710,100
Morgan Stanley	92,330	4,114,225
Moscow Exchange MICEX-RTS PJSC (Russia)	135,798	240,422
Nasdaq, Inc.	14,112	1,008,867
Northern Trust Corp.	11,600	1,127,636
S&P Global, Inc.	14,705	2,146,783
T. Rowe Price Group, Inc.(a)	24,800	1,840,408
UBS Group AG (Switzerland)*	214,372	3,645,585

		24,658,436

Chemicals — 0.4%
AdvanSix, Inc.*	9,980	311,775
Akzo Nobel NV (Netherlands)	14,327	1,246,002
Asahi Kasei Corp. (Japan)	60,000	647,299
Chr Hansen Holding A/S (Denmark)	13,054	949,375
Covestro AG (Germany), 144A	6,990	506,734
Evonik Industries AG (Germany)	9,198	294,390
Hyosung Corp. (South Korea)	4,232	619,730
LG Chem Ltd. (South Korea)	3,562	906,434
Nitto Denko Corp. (Japan)	9,300	768,006

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	16,600	$1,510,814
Sumitomo Chemical Co. Ltd. (Japan)	272,000	1,572,105

		9,332,664

Commercial Services & Supplies — 0.2%
Copart, Inc.*	23,400	743,886
Waste Connections, Inc. (Canada)	68,331	4,401,883

		5,145,769

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	95,000	242,082
Arista Networks, Inc.*(a)	8,638	1,293,886
BYD Electronic International Co. Ltd. (China)	115,500	228,949
Cisco Systems, Inc.	51,600	1,615,080
CommScope Holding Co., Inc.*	14,200	540,026
Palo Alto Networks, Inc.*	6,493	868,828

		4,788,851

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	33,605	1,299,302
HOCHTIEF AG (Germany)	4,753	872,552
Hyundai Engineering & Construction Co. Ltd. (South Korea)	9,000	362,576
Kajima Corp. (Japan)	87,000	735,291
Tekfen Holding A/S (Turkey)	97,451	241,539
Vinci SA (France)	28,884	2,463,853

		5,975,113

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	124,000	430,942
Eagle Materials, Inc.	15,698	1,450,809
Imerys SA (France)	10,115	880,453
LafargeHolcim Ltd. (Switzerland), (XBRN)*	9,569	549,960
LafargeHolcim Ltd. (Switzerland), (XPAR)*	9,560	548,217
Martin Marietta Materials, Inc.	5,300	1,179,674
Vulcan Materials Co.	17,338	2,196,378

		7,236,433

Consumer Finance — 0.2%
Ally Financial, Inc.	54,100	1,130,689
Capital One Financial Corp.	38,700	3,197,393

		4,328,082

Containers & Packaging — 0.2%
Ball Corp.(a)	43,000	1,815,029
Graphic Packaging Holding Co.	56,800	782,704
WestRock Co.	38,088	2,158,066

		4,755,799

Distributors — 0.1%
Genuine Parts Co.	11,775	1,092,249
Imperial Holdings Ltd. (South Africa)	18,911	232,194
LKQ Corp.*	38,676	1,274,374

		2,598,817

Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	187,984	842,067

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.1%
Fubon Financial Holding Co. Ltd. (Taiwan)	625,000	$994,572
ORIX Corp. (Japan)	49,800	774,881
Rural Electrification Corp. Ltd. (India)	125,510	333,461

		2,102,914

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	26,261	990,828
KT Corp. (South Korea)	1,121	31,963
LG Uplus Corp. (South Korea)	33,711	459,741
Nippon Telegraph & Telephone Corp. (Japan)	77,300	3,648,878
Orange SA (France)	85,169	1,355,460
Telecom Italia SpA (Italy)*	1,349,688	1,248,696
Verizon Communications, Inc.	38,477	1,718,383

		9,453,949

Electric Utilities — 0.7%
American Electric Power Co., Inc.	22,900	1,590,863
Duke Energy Corp.	9,600	802,464
Edison International	31,904	2,494,574
EDP — Energias do Brasil SA (Brazil)	76,450	325,840
Enel SpA (Italy)	507,106	2,719,867
Eversource Energy	14,600	886,366
Korea Electric Power Corp. (South Korea)	21,937	782,266
NextEra Energy, Inc.	28,647	4,014,304
PG&E Corp.	15,707	1,042,474
RusHydro PJSC (Russia)	15,194,120	205,273
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	36,739	246,524
Xcel Energy, Inc.	66,928	3,070,657

		18,181,472

Electrical Equipment — 0.4%
Acuity Brands, Inc.(a)	6,855	1,393,484
Eaton Corp. PLC	26,335	2,049,653
Gamesa Corp. Technologica SA (Spain)	76,959	1,646,584
Jiangnan Group Ltd. (China)	592,000	51,559
Mitsubishi Electric Corp. (Japan)	80,100	1,158,455
Nidec Corp. (Japan)	11,700	1,202,058
Schneider Electric SE (France)*	21,909	1,683,699
Vestas Wind Systems A/S (Denmark)	21,603	1,995,412

		11,180,904

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	84,000	1,049,257
Amphenol Corp. (Class A Stock)	25,289	1,866,834
Arrow Electronics, Inc.*	12,884	1,010,363
Coretronic Corp. (Taiwan)	108,000	147,791
Corning, Inc.	63,171	1,898,289
Elite Material Co. Ltd. (Taiwan)	83,000	402,234
FLEXium Interconnect, Inc. (Taiwan)	126,887	477,106
General Interface Solution Holding Ltd. (Taiwan)	72,000	532,492
Keyence Corp. (Japan)	8,500	3,741,937
Kingboard Chemical Holdings Ltd. (Hong Kong)	52,500	208,989
Kingboard Laminates Holdings Ltd. (Hong Kong)	176,500	212,837
Largan Precision Co. Ltd. (Taiwan)	7,000	1,114,502
Merry Electronics Co. Ltd. (Taiwan)	88,000	545,711

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Partron Co. Ltd. (South Korea)	18,335	$166,796
SFA Engineering Corp. (South Korea)	5,382	211,701
Zhen Ding Technology Holding Ltd. (Taiwan)	111,000	262,816

		13,849,655

Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)*	65,503	1,771,600

Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc.(a)	16,750	2,017,873
American Homes 4 Rent (Class A Stock)	46,781	1,055,847
Apartment Investment & Management Co. (Class A Stock)	17,391	747,291
AvalonBay Communities, Inc.	25,500	4,900,335
Boston Properties, Inc.	17,670	2,173,763
Brandywine Realty Trust	72,500	1,270,925
Brixmor Property Group, Inc.	49,800	890,423
Camden Property Trust	23,312	1,993,409
Corporate Office Properties Trust	44,700	1,565,841
CubeSmart(a)	37,700	906,307
CyrusOne, Inc.(a)	19,500	1,087,125
Digital Realty Trust, Inc.(a)	26,300	2,970,585
Duke Realty Corp.	17,900	500,305
EastGroup Properties, Inc.	9,200	770,960
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	609,190	509,014
Equinix, Inc.	10,624	4,559,396
Equity LifeStyle Properties, Inc.	25,250	2,180,085
Equity Residential	16,500	1,086,195
Essex Property Trust, Inc.	8,780	2,258,831
Federal Realty Investment Trust	4,781	604,271
GGP, Inc.(a)	37,000	871,719
Goodman Group (Australia)	230,445	1,392,757
Gramercy Property Trust	49,300	1,464,703
HCP, Inc.	122,673	3,920,629
Healthcare Trust of America, Inc. (Class A Stock)	46,900	1,459,059
Highwoods Properties, Inc.	27,850	1,412,274
Host Hotels & Resorts, Inc.(a)	124,200	2,269,134
Hudson Pacific Properties, Inc.	27,200	929,968
Invitation Homes, Inc.	44,700	966,861
Kimco Realty Corp.	117,800	2,161,630
Klepierre (France)	33,808	1,385,650
Liberty Property Trust	23,700	964,827
Macerich Co. (The)(a)	18,680	1,084,561
MGM Growth Properties LLC (Class A Stock)(a)	25,700	750,183
Mid-America Apartment Communities, Inc.	8,400	885,192
National Health Investors, Inc.(a)	27,620	2,187,504
Outfront Media, Inc.	36,000	832,320
Park Hotels & Resorts, Inc.	17,322	467,001
Prologis, Inc.	100,003	5,864,176
Public Storage	14,860	3,098,756
Quality Care Properties, Inc.*	21,274	389,527
Rayonier, Inc.	44,166	1,270,656
Realty Income Corp.(a)	33,900	1,870,602
Regency Centers Corp.	23,570	1,476,425
Senior Housing Properties Trust	66,700	1,363,348
Simon Property Group, Inc.	22,898	3,703,980
SL Green Realty Corp.	5,320	562,856

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc.(a)	78,500	$581,685
Sunstone Hotel Investors, Inc.	67,300	1,084,876
Ventas, Inc.	28,800	2,001,024
Vornado Realty Trust	9,860	925,854
Weyerhaeuser Co.	19,200	643,200

		84,291,718

Food & Staples Retailing — 0.2%
CVS Health Corp.	15,200	1,222,991
Distribuidora Internacional de Alimentacion SA (Spain)	134,049	836,518
Koninklijke Ahold Delhaize NV (Netherlands)	70,185	1,339,640
Kroger Co. (The)	86,458	2,016,201
Walgreens Boots Alliance, Inc.	9,800	767,438
X5 Retail Group NV (Russia), GDR*	6,976	241,738

		6,424,526

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	29,119	1,114,310
M Dias Branco SA (Brazil)	12,987	194,242
Marine Harvest ASA (Norway)*	102,450	1,752,838
Mondelez International, Inc. (Class A Stock)	64,806	2,798,971
Nestle SA (Switzerland)	23,240	2,026,939
Post Holdings, Inc.*	13,000	1,009,450
Ros Agro PLC (Russia), GDR	14,689	168,269
TreeHouse Foods, Inc.*(a)	12,400	1,012,956
WH Group Ltd. (Hong Kong), 144A	750,000	757,329

		10,835,304

Gas Utilities — 0.0%
China Resources Gas Group Ltd. (China)	322,000	1,098,144

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp.*	127,422	3,532,138
Essilor International SA (France)	9,046	1,150,769
Intuitive Surgical, Inc.*	890	832,479
St. Shine Optical Co. Ltd. (Taiwan)	8,000	167,375

		5,682,761

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	43,550	2,150,499
Aetna, Inc.	12,500	1,897,875
Cigna Corp.	3,700	619,343
Fresenius Medical Care AG & Co. KGaA (Germany)	8,531	823,215
Fresenius SE & Co. KGaA (Germany)	15,380	1,320,421
HCA Healthcare, Inc.*	13,600	1,185,920
Humana, Inc.	11,247	2,706,253
Qualicorp SA (Brazil)	3,247	28,276
Sinopharm Group Co. Ltd. (China) (Class H Stock)	137,600	621,665
Teladoc, Inc.*(a)	14,800	513,560
UnitedHealth Group, Inc.	77,702	14,407,505

		26,274,532

Health Care Technology — 0.1%
Evolent Health, Inc. (Class A Stock)*(a)	38,175	967,736
Veeva Systems, Inc. (Class A Stock)*	15,816	969,679

		1,937,415

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	27,649	$1,296,995
Brinker International, Inc.(a)	19,100	727,709
Carnival PLC	18,071	1,194,924
Hilton Grand Vacations, Inc.*	25,198	908,640
Hilton Worldwide Holdings, Inc.	56,878	3,517,904
La Quinta Holdings, Inc.*	53,600	791,672
Norwegian Cruise Line Holdings Ltd.*	22,872	1,241,721
Red Rock Resorts, Inc. (Class A Stock)	10,900	256,695
Sands China Ltd. (Hong Kong)	186,400	853,253
Sodexo SA (France)	9,449	1,221,214
Starbucks Corp.	61,002	3,557,027
Wynn Macau Ltd. (Macau)	391,200	913,478

		16,481,232

Household Durables — 0.4%
Electrolux AB (Sweden) (Class B Stock)	85,482	2,803,062
Haier Electronics Group Co. Ltd. (Hong Kong)*	69,000	179,393
Mohawk Industries, Inc.*	20,516	4,958,512
MRV Engenharia e Participacoes SA (Brazil)	119,588	485,875
Newell Brands, Inc.	12,840	688,481
Persimmon PLC (United Kingdom)	26,318	768,661

		9,883,984

Household Products — 0.1%
Energizer Holdings, Inc.	6,650	319,333
Procter & Gamble Co. (The)	17,442	1,520,070

		1,839,403

Independent Power & Renewable Electricity Producers — 0.0%
China Power International Development Ltd. (China)	773,000	274,285
Dynegy, Inc.*	250	2,068
Huadian Power International Corp. Ltd. (China) (Class H Stock)	652,000	291,405
Huaneng Power International, Inc. (China) (Class H Stock)	436,000	302,765
Vistra Energy Corp.	12,313	206,735

		1,077,258

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	13,800	1,316,519
CK Hutchison Holdings Ltd. (Hong Kong)	222,000	2,785,999
General Electric Co.	173,596	4,688,828
Honeywell International, Inc.	12,700	1,692,783
Siemens AG (Germany)	50,596	6,959,694
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	171,315	223,973

		17,667,796

Insurance — 2.3%
AIA Group Ltd. (Hong Kong)	562,200	4,113,258
Alleghany Corp.*	573	340,820
Allianz SE (Germany)	24,208	4,777,269
Allied World Assurance Co. Holdings AG	20,000	1,057,999
American International Group, Inc.	72,701	4,545,267
Arthur J Gallagher & Co.	14,762	845,125
Athene Holding Ltd. (Class A Stock)*	11,500	570,515
AXA SA (France)	168,839	4,623,387

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Cathay Financial Holding Co. Ltd. (Taiwan)	84,000	$138,266
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	197,600	807,924
Chubb Ltd.	27,317	3,971,345
CNO Financial Group, Inc.	26,700	557,495
Hannover Rueck SE (Germany)	7,102	853,048
Hartford Financial Services Group, Inc. (The)	55,839	2,935,456
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	10,633	365,722
Lincoln National Corp.	8,444	570,646
Loews Corp.	61,100	2,860,091
Manulife Financial Corp. (Canada)	40,189	753,389
Marsh & McLennan Cos., Inc.	6,100	475,556
MetLife, Inc.	52,821	2,901,986
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	832,000	1,389,531
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	626,500	4,127,005
Prudential PLC (United Kingdom)	287,970	6,610,032
Sompo Holdings, Inc. (Japan)	18,100	702,549
Swiss Life Holding AG (Switzerland)*	3,883	1,313,510
Swiss Re AG (Switzerland)	15,040	1,378,307
Tokio Marine Holdings, Inc. (Japan)	36,300	1,510,562
Travelers Cos., Inc. (The)	11,800	1,493,054
Unum Group	18,000	839,340
Zurich Insurance Group AG (Switzerland)	5,268	1,537,460

		58,965,914

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	11,521	11,152,327
Expedia, Inc.	9,200	1,370,340
Netflix, Inc.*	9,598	1,434,037
Priceline Group, Inc. (The)*	1,482	2,772,111
Wayfair, Inc. (Class A Stock)*(a)	13,893	1,068,094

		17,796,909

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	25,064	3,531,518
Alphabet, Inc. (Class A Stock)*	6,989	6,497,533
Alphabet, Inc. (Class C Stock)*	15,618	14,192,545
Baidu, Inc. (China), ADR*	6,287	1,124,493
Facebook, Inc. (Class A Stock)*	60,322	9,107,416
GoDaddy, Inc. (Class A Stock)*(a)	45,352	1,923,831
Momo, Inc. (China), ADR*	28,884	1,067,553
NetEase, Inc. (China), ADR	4,567	1,372,977
Tencent Holdings Ltd. (China)	118,000	4,233,245

		43,051,111

IT Services — 1.0%
Accenture PLC (Class A Stock)	35,065	4,336,839
Atos SE (France)	13,295	1,865,433
Capgemini SE (France)	19,811	2,046,531
Global Payments, Inc.	21,443	1,936,732
Mastercard, Inc. (Class A Stock)	22,321	2,710,885
PayPal Holdings, Inc.*	53,741	2,884,279
TravelSky Technology Ltd. (China) (Class H Stock)	135,000	397,643

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Vantiv, Inc. (Class A Stock)*	30,369	$1,923,572
Visa, Inc. (Class A Stock)(a)	76,890	7,210,744

		25,312,658

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	37,782	2,240,850
Evotec AG (Germany)*	63,893	1,021,345
Illumina, Inc.*	7,666	1,330,204
VWR Corp.*	11,300	373,013

		4,965,412

Machinery — 1.1%
Deere & Co.	17,098	2,113,142
DMG Mori Co. Ltd. (Japan)(a)	68,600	1,135,555
Dover Corp.	14,000	1,123,080
FANUC Corp. (Japan)	6,300	1,219,338
Illinois Tool Works, Inc.	6,700	959,775
Ingersoll-Rand PLC	30,216	2,761,440
John Bean Technologies Corp.	8,372	820,456
Komatsu Ltd. (Japan)	52,600	1,350,108
Kubota Corp. (Japan)	91,100	1,539,845
Makita Corp. (Japan)	33,700	1,248,047
Metso OYJ (Finland)	23,368	810,822
Middleby Corp. (The)*	6,555	796,498
Oshkosh Corp.	12,250	843,780
SMC Corp. (Japan)	4,674	1,428,806
Stanley Black & Decker, Inc.	33,529	4,718,536
VAT Group AG (Switzerland), 144A*	10,028	1,247,472
Volvo AB (Sweden) (Class B Stock)	60,994	1,040,170
WABCO Holdings, Inc.*	11,970	1,526,295
Wartsila OYJ Abp (Finland)	15,167	896,939

		27,580,104

Marine — 0.0%
Dfds A/S (Denmark)	18,622	992,756

Media — 0.9%
CBS Corp. (Class B Stock)	20,973	1,337,658
Charter Communications, Inc. (Class A Stock)*	9,301	3,133,042
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	54,100	262,385
DISH Network Corp. (Class A Stock)*	55,566	3,487,322
Entercom Communications Corp. (Class A Stock)(a)	43,846	453,806
Naspers Ltd. (South Africa) (Class N Stock)	7,757	1,527,608
Nexstar Media Group, Inc. (Class A Stock)(a)	15,658	936,348
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	17,800	585,620
Time Warner, Inc.	8,200	823,362
Vivendi SA (France)	91,193	2,030,642
Walt Disney Co. (The)	61,687	6,554,244
WPP PLC (United Kingdom)	66,439	1,398,992

		22,531,029

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	446,379	655,358
Antofagasta PLC (Chile)	142,716	1,488,961
Aurubis AG (Germany)	10,052	790,755

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
BHP Billiton Ltd. (Australia)	66,507	$1,185,413
BHP Billiton PLC (Australia)	34,804	533,225
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	234,024	468,801
Glencore PLC (Switzerland)*	259,925	974,003
Hoa Phat Group JSC (Vietnam)	182,850	257,419
KGHM Polska Miedz SA (Poland)	14,723	439,161
Magnitogorsk Iron & Steel Works PJSC (Russia)	319,290	180,572
MMC Norilsk Nickel PJSC (Russia), ADR(a)	36,070	495,241
Nippon Steel & Sumitomo Metal Corp. (Japan)	72,800	1,649,702
Norsk Hydro ASA (Norway)	240,575	1,331,344
POSCO (South Korea)	3,739	936,590
Rio Tinto Ltd. (United Kingdom)	17,943	872,003
Rio Tinto PLC (United Kingdom)	90,458	3,831,081
Severstal PJSC (Russia), GDR	27,193	355,987
South32 Ltd. (Australia)	44,992	92,661
Vale SA (Brazil), ADR(a)	165,118	1,444,783
Vedanta Ltd. (India)	116,172	446,615

		18,429,675

Multiline Retail — 0.1%
Izumi Co. Ltd. (Japan)	14,200	807,433
Kohl’s Corp.(a)	30,200	1,167,834
Marui Group Co. Ltd. (Japan)	81,400	1,202,754
Nordstrom, Inc.(a)	7,407	354,277

		3,532,298

Multi-Utilities — 0.2%
Engie SA (France)	203,730	3,075,055
RWE AG (Germany)*	36,379	726,702
Sempra Energy	8,300	935,825

		4,737,582

Oil & Gas — 0.0%
Amplify Energy Corp.*	7,133	71,329

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.(a)	52,393	2,511,196
Bonanza Creek Energy, Inc.*	4,541	143,995
Chaparral Energy, Inc. (Class A Stock)*	9,827	204,647
Chaparral Energy, Inc. (Class B Stock)*^	2,104	46,078
Chevron Corp.	14,612	1,524,470
CNOOC Ltd. (China) (Class H Stock)	824,000	904,126
Concho Resources, Inc.*	23,522	2,858,629
ConocoPhillips	25,300	1,112,188
Diamondback Energy, Inc.*	13,072	1,160,924
EOG Resources, Inc.	55,492	5,023,136
EQT Corp.	19,600	1,148,364
Exxon Mobil Corp.	35,000	2,825,550
Halcon Resources Corp.*(a)	8,184	37,155
Hindustan Petroleum Corp. Ltd. (India)	48,635	383,931
Inpex Corp. (Japan)	112,100	1,082,378
Kinder Morgan, Inc.	60,100	1,151,516
LUKOIL PJSC (Russia), ADR	20,134	984,033
Marathon Petroleum Corp.	22,900	1,198,357
MOL Hungarian Oil & Gas PLC (Hungary)	5,583	438,502
Occidental Petroleum Corp.	9,500	568,765
Oil & Natural Gas Corp. Ltd. (India)	247,628	602,274

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oil Search Ltd. (Australia)	115,915	$606,997
Parsley Energy, Inc. (Class A Stock)*	16,339	453,407
PBF Energy, Inc. (Class A Stock)(a)	32,900	732,354
Penn Virginia Corp.*(a)	1,798	66,077
Penn Virginia Corp. NPV*	2,193	80,593
Phillips 66	15,200	1,256,888
Pioneer Natural Resources Co.	18,678	2,980,635
Polski Koncern Naftowy ORLEN SA (Poland)	26,070	787,467
PTT PCL (Thailand), NVDR	88,300	960,935
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), (XEQT)(a)	124,080	3,299,284
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), (XLON)	75,825	2,014,582
Sabine Oil & Gas Holdings, Inc.*	41	1,671
SandRidge Energy, Inc.*	5,415	93,192
SK Innovation Co. Ltd. (South Korea)	6,961	964,073
S-Oil Corp. (South Korea)	6,743	558,674
Star Petroleum Refining PCL (Thailand), NVDR	648,500	278,544
Stone Energy Corp.*	464	8,528
Tatneft PJSC (Russia), ADR	9,969	380,970
Thai Oil PCL (Thailand), NVDR	159,600	370,993
TOTAL SA (France)	42,967	2,133,188
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	18,610	535,401
Ultra Petroleum Corp.*(a)	2,287	24,814

		44,499,481

Paper & Forest Products — 0.2%
Fibria Celulose SA (Brazil)	23,110	236,478
KapStone Paper and Packaging Corp.	25,000	515,750
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	250,000	231,950
Nine Dragons Paper Holdings Ltd. (Hong Kong)	345,000	459,433
Sappi Ltd. (South Africa)	21,765	144,841
UPM-Kymmene OYJ (Finland)	96,838	2,761,314

		4,349,766

Personal Products — 0.4%
Chlitina Holding Ltd. (China)	40,148	184,554
Coty, Inc. (Class A Stock)(a)	40,187	753,908
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,923	856,430
Grape King Bio Ltd. (Taiwan)	54,000	359,090
Unilever NV (United Kingdom), CVA	88,532	4,887,135
Unilever PLC (United Kingdom)	48,951	2,649,137

		9,690,254

Pharmaceuticals — 2.1%
Allergan PLC	10,435	2,536,644
Astellas Pharma, Inc. (Japan)	85,300	1,045,497
AstraZeneca PLC (United Kingdom)	21,494	1,439,752
Bayer AG (Germany)	31,253	4,050,716
Bristol-Myers Squibb Co.	11,021	614,090
Eli Lilly & Co.	32,584	2,681,663
GlaxoSmithKline PLC (United Kingdom)	81,225	1,729,066
Jazz Pharmaceuticals PLC*	9,557	1,486,114

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	19,400	$2,566,426
Merck & Co., Inc.	74,904	4,800,597
Merck KGaA (Germany)	4,505	545,100
Novartis AG (Switzerland)	48,056	4,013,954
Novo Nordisk A/S (Denmark) (Class B Stock)	76,152	3,272,044
Pfizer, Inc.	268,078	9,004,740
Revance Therapeutics, Inc.*(a)	22,415	591,756
Roche Holding AG (Switzerland)	26,765	6,838,858
Sanofi (France)	60,109	5,759,655
Sihuan Pharmaceutical Holdings Group Ltd. (China)	591,000	247,406
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	21,286	707,121
TherapeuticsMD, Inc.*(a)	91,714	483,333

		54,414,532

Professional Services — 0.2%
Adecco Group AG (Switzerland)*	14,119	1,075,617
Equifax, Inc.	8,779	1,206,410
Randstad Holding NV (Netherlands)	16,480	960,804
RELX NV (United Kingdom)	50,201	1,034,987

		4,277,818

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	69,623	2,534,277
Cheung Kong Property Holdings Ltd. (Hong Kong)	151,000	1,181,618
China Overseas Land & Investment Ltd. (China)	172,000	503,371
China Resources Land Ltd. (China)	458,000	1,334,276
Deutsche Wohnen AG (Germany)	40,229	1,541,474
Mitsui Fudosan Co. Ltd. (Japan)	101,800	2,438,976

		9,533,992

Road & Rail — 0.2%
Norfolk Southern Corp.	18,559	2,258,630
Old Dominion Freight Line, Inc.	12,707	1,210,215
Union Pacific Corp.	26,791	2,917,808

		6,386,653

Semiconductors & Semiconductor Equipment — 2.2%
ams AG (Austria)*	10,977	712,319
Analog Devices, Inc.	40,568	3,156,190
Applied Materials, Inc.	74,212	3,065,698
ASML Holding NV (Netherlands)	27,657	3,605,174
BE Semiconductor Industries NV (Netherlands)	14,518	776,359
Broadcom Ltd.	23,577	5,494,619
Cavium, Inc.*	19,151	1,189,852
Cypress Semiconductor Corp.(a)	55,875	762,694
Dialog Semiconductor PLC (United Kingdom)*	15,566	665,063
Infineon Technologies AG (Germany)	104,677	2,223,404
KLA-Tencor Corp.	15,565	1,424,353
Lam Research Corp.	19,157	2,709,375
Marvell Technology Group Ltd. (Bermuda)	53,079	876,865
Microchip Technology, Inc.(a)	27,984	2,159,805
Micron Technology, Inc.*	64,493	1,925,761
NVIDIA Corp.	14,063	2,032,947

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	15,600	$861,432
Renesas Electronics Corp. (Japan)*	123,900	1,083,298
Semiconductor Manufacturing International Corp. (China)*	108,500	125,680
SK Hynix, Inc. (South Korea)	50,754	2,988,381
STMicroelectronics NV (Switzerland)	69,624	1,001,162
Sumco Corp. (Japan)	116,800	1,697,682
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	262,000	1,790,040
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	147,872	5,169,605
Texas Instruments, Inc.	83,665	6,436,348
Tokyo Electron Ltd. (Japan)	23,600	3,190,554
Ulvac, Inc. (Japan)	2,700	130,281
Xinyi Solar Holdings Ltd. (China)*	458,000	130,770

		57,385,711

Software — 1.2%
Adobe Systems, Inc.*	25,240	3,569,946
Electronic Arts, Inc.*	29,618	3,131,215
Guidewire Software, Inc.*	12,865	883,954
IGG, Inc. (Singapore)	418,000	644,281
Microsoft Corp.	179,169	12,350,119
NCSoft Corp. (South Korea)	2,233	740,669
salesforce.com, Inc.*	21,410	1,854,106
SAP SE (Germany)	19,256	2,015,556
ServiceNow, Inc.*	12,040	1,276,240
Snap, Inc. (Class A Stock)*(a)	37,698	669,893
Software AG (Germany)	16,746	734,484
Splunk, Inc.*(a)	22,309	1,269,159
Take-Two Interactive Software, Inc.*	12,327	904,555

		30,044,177

Specialty Retail — 0.7%
AutoZone, Inc.*	4,037	2,302,947
Bed Bath & Beyond, Inc.(a)	19,900	604,959
Best Buy Co., Inc.(a)	13,100	751,023
Dixons Carphone PLC (United Kingdom)	274,484	1,014,681
Gap, Inc. (The)(a)	23,100	507,969
Home Depot, Inc. (The)	40,795	6,257,953
Industria de Diseno Textil SA (Spain)	33,794	1,297,861
Murphy USA, Inc.*	9,200	681,812
Nebraska Book Holdings, Inc.*	1,680	39
Tiffany & Co.	10,500	985,635
TJX Cos., Inc. (The)	33,065	2,386,301
Ulta Beauty, Inc.*	3,214	923,511

		17,714,691

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	120,527	17,358,299
Catcher Technology Co. Ltd. (Taiwan)	35,000	417,145
Hewlett Packard Enterprise Co.	53,200	882,588
Logitech International SA (Switzerland)	52,384	1,927,572
Micro-Star International Co. Ltd. (Taiwan)	58,000	134,630
Pegatron Corp. (Taiwan)	149,000	466,104
Samsung Electronics Co. Ltd. (South Korea)	3,176	6,615,042

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. (South Korea), GDR	4,941	$5,129,231

		32,930,611

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	17,195	3,297,128
Burberry Group PLC (United Kingdom)	62,412	1,350,522
Cie Financiere Richemont SA (Switzerland)	13,418	1,110,323
Columbia Sportswear Co.	15,300	888,318
Hanesbrands, Inc.(a)	20,400	472,464
Kering (France)	9,838	3,349,963
LVMH Moet Hennessy Louis Vuitton SE (France)	6,708	1,677,375
Moncler SpA (Italy)	50,572	1,186,347
NIKE, Inc. (Class B Stock)	15,723	927,657

		14,260,097

Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd. (India)	48,844	1,219,831

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	64,294	4,381,203
Imperial Brands PLC (United Kingdom)	62,286	2,798,970
Japan Tobacco, Inc. (Japan)(a)	50,300	1,767,950
KT&G Corp. (South Korea)	13,301	1,360,582

		10,308,705

Trading Companies & Distributors — 0.1%
Barloworld Ltd. (South Africa)	27,578	229,166
Mitsubishi Corp. (Japan)	66,600	1,400,000
Travis Perkins PLC (United Kingdom)	28,987	549,507
Wolseley PLC (Switzerland)	25,885	1,588,771

		3,767,444

Transportation Infrastructure — 0.1%
Aena SA (Spain), 144A	5,522	1,078,308
Fraport AG Frankfurt Airport Services Worldwide (Germany)	12,142	1,074,479
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	246,000	223,893
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	294,000	384,037

		2,760,717

Water Utilities — 0.0%
Cia de Saneamento de Minas
Gerais-COPASA (Brazil)	11,120	135,438

Wireless Telecommunication Services — 0.3%
China Mobile Ltd. (China)	101,500	1,076,083
KDDI Corp. (Japan)	70,300	1,859,269
Mobile TeleSystems PJSC (Russia), ADR	43,056	360,809
NII Holdings, Inc.*	8,909	7,163
NTT DOCOMO, Inc. (Japan)	15,700	371,316
T-Mobile US, Inc.*	6,133	371,782

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	1,285,899	$3,651,913

		7,698,335

TOTAL COMMON STOCKS (cost $892,613,841)		1,033,815,934

PREFERRED STOCKS — 1.3%
Aerospace & Defense — 0.0%
Arconic, Inc., CVT, 5.375%	5,734	205,277

Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	6,913	1,056,003

Banks — 0.2%
Bank of America Corp., Series L, CVT, 7.250%	1,850	2,334,682
Itau Unibanco Holding SA (Brazil) (PRFC), ADR	122,863	1,357,636
Wells Fargo & Co., Series L, CVT, 7.500%	2,107	2,762,509

		6,454,827

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	28,513	295,381

Consumer Finance — 0.2%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	33,100	5,408,871

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 6.967%	3,000	78,600

Diversified Telecommunication Services — 0.0%
Frontier Communications Corp., Series A, CVT, 11.125%	8,328	245,176

Electric Utilities — 0.1%
Great Plains Energy, Inc., CVT, 7.000%	8,894	471,738
NextEra Energy, Inc., CVT, 6.123%(a)	26,767	1,445,686

		1,917,424

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., CVT, 6.750%	3,353	347,807

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.500%	7,880	955,292
Welltower, Inc., Series I, CVT, 6.500%(a)	11,425	757,021

		1,712,313

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	5,375	560,344

Health Care Providers & Services — 0.0%
Anthem, Inc., CVT, 5.250%	11,222	592,746

Healthcare Equipment & Supplies — 0.1%
Becton, Dickinson & Co., CVT, 6.125%	32,976	1,806,425

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	21,157	2,917,424

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 4.278%	350	308,875

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	12,437	1,364,588

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	430,975	649,149

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%(a)	22,735	$1,144,025
DTE Energy Co., CVT, 6.500%(a)	10,622	582,617

		1,726,642

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., CVT, 8.000%	11,716	651,644
Kinder Morgan, Inc., Series A, CVT, 9.750%(a)	19,303	847,016
Southwestern Energy Co., Series B, CVT, 6.250%	19,861	289,772
Surgutneftegas OJSC (Russia) (PRFC)	886,506	428,483

		2,216,915

Pharmaceuticals — 0.2%
Allergan PLC, Series A, CVT, 5.500%	2,944	2,555,628
Teva Pharmaceutical Industries Ltd. (Israel), CVT, 7.000%	2,468	1,467,226

		4,022,854

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC)	31,950	104,735

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., CVT, 5.500%	9,287	916,070

TOTAL PREFERRED STOCKS (cost $33,595,786)		34,908,446

	Units
RIGHTS* — 0.0%
Capital Goods — 0.0%
ACS Actividades de Construccion y
Servicios SA (Spain), expiring 07/11/17	33,605	26,867

Materials — 0.0%
Hoa Phat Group (Vietnam), expiring 07/17/17	182,850	19,307

Media — 0.0%
Media General, Inc.^	42,900	—

Oil, Gas & Consumable Fuels — 0.0%
Vistra Energy Corp.^	12,314	12,314

TOTAL RIGHTS (cost $28,270)		58,488

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	133	931
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	23	127

		1,058

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^	1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^	4,243	—

		—

WARRANTS* (continued)		Units	Value
Transportation — 0.0%
Jack Cooper, expiring 10/27/29^		117	$—

TOTAL WARRANTS (cost $1,070)			1,058

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Automobiles — 0.4%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	97	97,213
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,250	1,253,019
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,323,147
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	920	921,711
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,428,208
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,735,360
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	409	408,103

			10,166,761

Consumer Loans — 0.0%
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	580	581,798
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	299	301,568

			883,366

Credit Cards — 0.0%
Capital One Multi-Asset Execution Trust,
Series 2014-A4, Class A4
1.519%	06/15/22	327	328,439
Series 2016-A1, Class A1
1.609%(c)	02/15/22	118	118,694
Citibank Credit Card Issuance Trust,
Series 2017-A1, Class A1
1.459%(c)	01/19/21	100	100,210
Discover Card Execution Note Trust,
Series 2014-A1, Class A1
1.589%(c)	07/15/21	320	321,464

			868,807

Home Equity Loans — 0.1%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	120	122,999

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
1.306%(c)	07/25/36	339	$116,678
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2
1.356%(c)	10/25/36	320	275,866
Countrywide Asset-Backed Certificates,
Series 2007-2, Class 2A3
1.356%(c)	08/25/37	176	167,205
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
1.316%(c)	03/25/47	95	52,208
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4
1.366%(c)	08/25/36	46	44,701
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
1.326%(c)	11/25/36	94	44,769
Series 2006-HE4, Class A3
1.366%(c)	11/25/36	120	57,587
Series 2006-NC3, Class A1
1.346%(c)	10/25/36	171	102,639
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 144A
2.266%(c)	06/25/34	39	39,629
Series 2007-HE7, Class A2B
2.216%(c)	07/25/37	80	76,909
Series 2007-NC2, Class A2C
1.476%(c)	02/25/37	201	120,545
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1
1.626%(c)	02/25/36	58	57,873
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
1.366%(c)	09/25/36	196	112,008
Series 2006-4, Class A2D
1.466%(c)	09/25/36	77	45,173
Series 2007-1, Class A1A
1.346%(c)	03/25/37	310	204,803
RASC Trust,
Series 2004-KS5, Class AI5
4.979%	06/25/34	255	255,304
Saxon Asset Securities Trust,
Series 2001-3, Class AV1
1.756%(c)	09/25/31	61	60,679
Soundview Home Loan Trust,
Series 2005-2, Class M5
2.206%(c)	07/25/35	66	66,207
Series 2006-1, Class A4
1.516%(c)	02/25/36	121	120,054
Series 2007-1, Class 2A3
1.386%(c)	03/25/37	129	128,299
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	93	92,867

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A4
1.576%(c)	04/25/37	312	$152,291

			2,517,293

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	595	633,004

			633,004

Other — 0.1%
American Tower Trust I,
Series 13, Class 1A, 144A
1.551%	03/15/43	233	232,526
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	900,796
Velocity Commercial Capital Loan Trust,
Series 2017-1, Class M3, 144A
5.350%(c)	05/25/47	100	101,693
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,172	1,167,382

			2,402,397

Residential Mortgage-Backed Securities — 0.2%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
2.116%(c)	12/25/33	153	150,771
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
1.336%(c)	10/25/36	179	115,877
Countrywide Asset-Backed Certificates Trust,
Series 2006-17, Class 2A2
1.366%(c)	03/25/47	186	174,114
Series 2006-18, Class 2A2
1.376%(c)	03/25/37	170	166,194
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1
1.356%(c)	10/25/36	192	151,691
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 144A
2.316%(c)	05/25/37	70	70,150
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	86	86,484
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
1.486%(c)	07/25/36	66	36,475
First Franklin Mortgage Loan Trust,
Series 2006-FF12, Class A4
1.356%(c)	09/25/36	39	38,479
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
1.376%(c)	08/25/36	316	130,393
Series 2006-B, Class 2A4
1.456%(c)	08/25/36	138	57,954

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	121	$121,006
GSAMP Trust,
Series 2005-WMC1, Class M1
1.951%(c)	09/25/35	87	82,020
Series 2006-FM1, Class A1
1.184%(c)	04/25/36	222	159,464
Series 2006-FM2, Class A2C
1.366%(c)	09/25/36	63	28,809
Series 2006-FM2, Class A2D
1.456%(c)	09/25/36	102	48,343
Series 2006-HE3, Class A2C
1.376%(c)	05/25/46	255	248,327
Series 2007-HE1, Class A2C
1.366%(c)	03/25/47	347	316,349
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
1.346%(c)	08/25/36	201	167,628
Series 2006-C, Class 3A3
1.366%(c)	08/25/36	108	100,380
Series 2006-D, Class 1A
1.356%(c)	11/25/36	235	193,111
Series 2006-E, Class 2A3
1.386%(c)	04/25/37	217	153,926
Series 2007-B, Class 2A3
1.416%(c)	07/25/37	259	162,367
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
1.376%(c)	08/25/36	229	210,711
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV
1.446%(c)	12/25/35	213	209,732
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2
1.736%(c)	12/25/35	68	65,834
RAAC Series 2007-SP2 Trust,
Series 2007-SP2, Class A2
1.616%(c)	06/25/47	59	58,247
RAMP Trust,
Series 2005-EFC6, Class M1
1.626%(c)	11/25/35	139	139,144
RASC Trust,
Series 2007-KS3, Class AI3
1.466%(c)	04/25/37	131	127,553
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
1.356%(c)	09/25/36	184	127,004
Series 2007-NC2, Class A2B
1.356%(c)	01/25/37	69	48,674
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
1.396%(c)	02/25/36	137	82,275
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4
1.386%(c)	12/25/36	54	50,080

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2
1.366%(c)	01/25/37	78	$77,569

			4,157,135

TOTAL ASSET-BACKED SECURITIES (cost $21,655,424)			21,628,763

BANK LOANS(c) — 0.6%
Biotechnology — 0.0%
Concordia Healthcare Corp.,
Initial Dollar Term loan
5.501%	10/21/22	343	255,635

Building Products — 0.0%
Continental Building Products, Inc.,
Term Loan
3.796%	08/18/23	69	69,216

Chemicals — 0.0%
Chemours Co. (The),
Tranche Term Loan B-1
3.570%	05/12/22	124	123,906
Unifrax LLC,
Term Loan^
5.046%	03/30/24	79	79,895

			203,801

Commercial Services — 0.0%
Camelot Finance LP,
New Term Loan
4.726%	10/03/23	81	81,760
Garda World Security Corp.,
Term Loan B
5.043%	04/25/24	86	85,967
Prime Security Services Borrower LLC,
2016-2 Refinancing Term Loan B-1
4.250%	05/02/22	143	142,693
Syniverse Holdings, Inc.,
Initial Term Loan
4.172%	04/30/19	127	118,720
Tranche Term Loan B
4.296%	04/23/19	31	28,807
Team Health Holdings, Inc.,
Initial Term Loan
3.976%	01/12/24	349	346,681

			804,628

Commercial Services & Supplies — 0.1%
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	585	552,347
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.966%	11/14/19	249	248,071
Tribe Buyer LLC,
Initial Term Loan (First Lien)^
5.726%	02/08/24	125	123,441

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Commercial Services & Supplies (continued)
UFC Holdings LLC,
Term Loan (Second Lien)
8.716%	07/26/24	72	$72,167

			996,026

Consumer Products — 0.0%
Zodiac Pool Solutions LLC,
Tranche Term Loan B-1 (First Lien)
1.214%	12/20/23	100	99,749

Containers & Packaging — 0.0%
Consolidated Container, Inc.,
Intital Term Loan (Frist Lien)
4.500%	05/09/24	85	85,425

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Initial Term Loan B
4.726%	09/07/23	36	33,215

Distribution/Wholesale — 0.0%
Univar USA, Inc.,
Term Loan B-2
3.796%	07/01/22	38	38,336

Diversified Financial Services — 0.0%
Exela Intermediate LLC,
Term Loan^
8.000%	06/27/23	140	137,200
Gulf Finance LLC,
Tranche Term Loan B^
6.550%	07/27/23	240	222,171

			359,371

Diversified Telecommunication Services — 0.0%
U.S. TelePacific Corp.,
Advance Term Loan
6.226%	04/13/23	500	493,907

Electric — 0.1%
Talen Energy Supply, LLC,
Initial Term Loan
5.226%	04/15/24	561	520,154
Vistra Operations Co. LLC,
Incremental Term Loan
4.459%	12/12/23	167	164,710
4.488%	12/14/23	54	53,805
Initial Term Loan
3.976%	08/04/23	203	200,377
Initial Term Loan C
3.795%	08/04/23	46	45,929

			984,975

Energy — 0.0%
Energy Future Intermediate Holding Co. LLC,
Additional Term Loan (DIP)2016
2.750%	06/30/18	417	416,830
Lightstone Generation LLC,
Refinanced Term Loan B
5.726%	01/30/24	100	97,323
Refinanced Term Loan C
5.726%	01/30/24	10	9,315

			523,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Entertainment — 0.0%
CityCenter Holdings LLC,
Term Loan B
3.749%	04/05/24	100	$100,107
Regal Cinemas Corp.,
New Term Loan
3.226%	04/01/22	53	52,933

			153,040

Foods — 0.1%
Albertson’s LLC,
2017-1 Term Loan B-5
4.293%	12/21/22	171	171,071
Dole Food Co., Inc.,
Tranche Term Loan B
4.076%	03/25/24	109	108,768
4.150%	03/25/24	109	108,768
4.179%	03/25/24	54	54,384
4.238%	03/25/24	54	54,384
4.296%	03/25/24	18	18,128
Moran Foods LLC,
Term Loan^
7.226%	11/29/23	522	504,092
SUPERVALU, Inc.,
Term Loan
4.500%	06/01/24	257	248,123

			1,267,718

Health Care Providers & Services — 0.0%
MultiPlan, Inc.,
Initial Term Loan
4.296%	05/16/23	70	69,659
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.296%	01/31/21	68	68,336

			137,995

Healthcare-Services — 0.0%
CHG Healthcare Services, Inc.,
New Term Loan (First Lien)
4.422%	06/07/23	277	278,617
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.952%	12/31/19	99	99,030
2021 Incremental Term Loan H
4.000%	12/31/19	193	192,249
4.000%	01/27/21	10	9,589
4.202%	01/27/21	19	18,614

			598,099

Household Products/Wares — 0.0%
Zep, Inc.,
2016 Term Loan^
5.226%	06/27/22	210	210,580

Industrial Conglomerates — 0.0%
Rexnord LLC/RBS Global, Inc.,
Refinancing Term Loan B
3.903%	08/21/23	38	38,462
3.976%	08/21/23	8	7,607
4.043%	08/21/23	36	35,897

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Industrial Conglomerates (continued)
				$81,966

Insurance — 0.0%
Alliant Holdings I LLC,
Initial Term Loan
4.417%	08/01/22		132	132,433
HUB International Ltd.,
New Initial Term Loan
4.422%	10/02/20		30	29,932

				162,365

Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC,
Initial Term Loan
3.726%	02/03/24		171	171,449
3.726%	02/15/24		129	128,716

				300,165

Leisure Time — 0.0%
Delta 2 Lux Sarl,
Facility Term Loan B-3
4.504%	07/29/22		380	380,119
Intrawest Operations Group LLC,
Initial Term Loan
4.726%	12/09/20		198	198,599

				578,718

Lodging — 0.0%
Caesars Entertainment Operating Co., Inc.,
Term Loan
10.500%	12/31/26		224	265,931
Casablanca US Holdings, Inc.,
Term Loan
5.750%	02/07/24		146	145,028

				410,959

Media — 0.0%
Hoya Midco LLC,
Term Loan
5.500%	06/19/24		100	100,125
iHeartCommunications, Inc.,
Tranche Term Loan D
7.976%	01/30/19		239	194,160
Tranche Term Loan E
8.726%	07/30/19		250	203,154
Radiate Media Holding Co. LLC,
Closing Date Term Loan
4.226%	12/12/23		60	59,002
Univision Communications, Inc.,
2017 Replacement Repriced Term Loan (First-Lien)
3.976%	03/15/24		326	319,543
Vertis, Inc.,
Term Loan^
11.500%	12/20/15	(i)	354	—

				875,984

Office/Business Equipment — 0.0%
USI, Inc.,
Initial Term Loan
4.180%	04/05/24		138	137,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Oil & Gas — 0.1%
California Resources Corp.,
Term Loan
11.534%	08/05/21	271	$286,921
Chesapeake Energy Corp.,
Term Loan (Class A)
8.686%	08/15/21	398	422,846
CITGO Holding, Inc.,
Term Loan
9.796%	05/12/18	382	383,855
EXCO Resources, Inc.,
Term Loan^
15.000%	10/19/20	70	48,789
MEG Energy Corp.,
Initial Term Loan
4.680%	01/17/23	169	163,931
4.720%	01/17/23	115	111,957
Ultra Resources, Inc.,
Term Loan
4.117%	03/30/24	305	302,388
4.117%	04/12/24	256	253,155

			1,973,842

Oil, Gas & Consumable Fuels — 0.0%
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/13/18	27	26,528

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B (Series F-1)
5.830%	03/16/22	157	158,870

Retail — 0.0%
BJ’s Wholesale Club, Inc.,
Tranche Term Loan B (First Lien)
4.968%	01/27/24	137	132,719
Landry’s, Inc.,
Term Loan B
3.826%	10/04/23	52	51,959
3.968%	09/22/23	78	77,974
3.980%	10/04/23	3	3,118
PetSmart, Inc.,
Tranche Term Loan B-2
4.220%	03/11/22	60	55,434
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.980%	08/21/20	30	30,098
Tranche Term Loan 2 (Second Lien)
5.105%	06/21/21	142	141,992

			493,294

Software — 0.1%
Dell Software Group,
Term Loan
7.000%	09/15/22	81	81,836
7.000%	10/31/22	49	49,422
First Data Corp.,
2022D New Dollar Term Loan
3.466%	07/08/22	75	75,151
2024 New Dollar Term Loan
3.716%	03/24/21	331	331,008

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (continued)
Software (continued)
Genesys Telecom Holdings U.S., Inc.,
Tranche Dollar Term Loan B-1
5.296%	11/17/23	94	$93,653
Infor US, Inc.,
Tranche Term Loan B-6
4.046%	02/01/22	327	325,191
Misys Ltd.,
Dollar Term Loan (First Lien)
4.736%	04/27/24	183	183,289
4.736%	06/13/24	67	66,632
Project Alpha Intermediate Holdings, Inc.,
Term Loan
4.670%	04/18/24	160	158,800
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan
4.726%	01/29/23	498	498,184

			1,863,166

Telecommunications — 0.1%
Avaya, Inc.,
Facility Term Loan
5.670%	10/26/17	15	11,913
8.617%	01/19/18	34	34,481
8.716%	01/19/18	6	6,634
8.716%	01/24/18	41	42,214
Replacement Term Loan B-6
6.500%	03/31/18	190	150,892
CentruryLink Escrow, LLC,
Initial Term Loan B
3.000%	01/31/25	501	495,274
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.051%	09/10/20	38	38,203
Consolidated Communications, Inc.,
Term Loan
4.000%	10/05/23	109	109,491
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
4.000%	06/30/19	100	99,083
Level 3 Financing, Inc.,
2024 Tranche Term Loan B
3.466%	02/15/24	175	175,328
Securus Technologies Holdings, Inc.,
Term Loan
4.500%	06/20/24	117	117,366

			1,280,879

Transportation — 0.0%
XPO Logistics, Inc.,
Refinanced Term Loan
3.405%	10/31/21	80	80,168

Wireless — 0.0%
A2Z Wireless Holdings, Inc.,
Term Loan (Senior Lien)
7.000%	04/19/23	235	236,909

TOTAL BANK LOANS (cost $16,597,005)			15,975,997

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	154	$154,064
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	382,893
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.951%(c)	07/10/38	704	703,870
Series 2015-CR23, Class CMD, 144A
3.807%(c)	05/10/48	230	225,072
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	345	350,660
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,513,599
Series 2014-M3, Class A2
3.501%(c)	01/25/24	2,290	2,430,328
Series 2014-M9, Class A2
3.103%(c)	07/25/24	2,800	2,893,285
Series 2015-M2, Class A3
3.148%(c)	12/25/24	3,805	3,922,554
Series 2015-M5, Class A1
2.964%(c)	03/25/25	3,927	3,981,053
Series 2015-M10, Class A2
3.092%(c)	04/25/27	1,579	1,602,957
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,023,951
Series K708, Class X1, IO
1.593%(c)	01/25/19	15,575	285,430
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,112,394
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.714%(c)	04/25/48	1,810	1,726,818
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.566%(c)	08/10/44	1,755	1,723,150
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,018,248
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	474	476,620
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.450%(c)	02/12/44	7,746	83,274
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	217	217,156
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.731%(c)	05/10/45	1,560	1,570,948
Series 2012-C1, Class XA, IO, 144A
2.271%(c)	05/10/45	4,108	334,192

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	$674,047
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(c)	06/25/45		125	127,278
Series 2016-1, Class M5, 144A
7.756%(c)	04/25/46		43	45,551
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,070,490
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.346%(c)	03/15/45		1,125	1,034,879

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,344,320)				35,684,761

CONVERTIBLE BONDS — 3.5%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21	EUR	900	1,152,317
0.000%(ss)	07/01/22	EUR	400	487,242
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	555,086
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20	EUR	703	784,404

				2,979,049

Airlines — 0.0%
Air France-KLM (France),
Sr. Unsec’d. Notes
2.030%	02/15/23	EUR	278	404,048

Apparel — 0.0%
Asics Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/01/19	JPY	40,000	368,082
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		248	704,241

				1,072,323

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/31/21	JPY	120,000	1,438,986
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,768	2,019,940

				3,458,926

Auto Parts & Equipment — 0.0%
Cie Generale des Etablissements Michelin (France),
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22		600	620,700

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Banks — 0.1%
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
1.000%	03/12/18			600	$602,099
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
0.796%(c)	03/26/20			600	638,700

					1,240,799

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19			699	705,990
0.500%	06/15/21	(a)		344	365,930
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21			386	409,401

					1,481,321

Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Sub. Notes
3.750%	03/15/18			806	962,163

Chemicals — 0.0%
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22		JPY	50,000	474,105
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19		JPY	30,000	304,401
0.000%(ss)	08/31/21		JPY	30,000	324,072

					1,102,578

Coal — 0.0%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21		EUR	900	1,101,435

Commercial Services — 0.0%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24			1,200	1,219,344

Diversified Financial Services — 0.1%
Brait SE (South Africa),
Sr. Unsec’d. Notes
2.750%	09/18/20		GBP	300	351,272
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
0.000%(ss)	01/05/23			800	825,200
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19		EUR	400	574,046
Solidium Oy (Finland),
Sr. Unsec’d. Notes
0.000%(ss)	09/04/18		EUR	200	238,938

					1,989,456

Electric — 0.0%
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29			679	487,822

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Electrical Components & Equipment — 0.1%
Bekaert SA (Belgium),
Sr. Unsec’d. Notes
0.000%(ss)	06/09/21		EUR	500	$625,899
Prysmian SpA (Italy),
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22		EUR	500	590,321
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21			279	219,189

					1,435,409

Electronics — 0.0%
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19			600	614,400

Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21			750	852,000
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21	(a)		618	716,880
Vinci SA (France),
Sr. Unsec’d. Notes
0.375%	02/16/22			600	642,000

					2,210,880

Foods — 0.0%
J Sainsbury PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	11/21/19		GBP	400	539,217

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	40,000	389,864

Gas — 0.0%
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/26/18			500	537,250

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21			253	349,140
Terumo Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	12/04/19		JPY	30,000	320,738
0.000%(ss)	12/06/21		JPY	30,000	330,407
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20			390	433,388

					1,433,673

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42			291	749,507

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Healthcare-Services (continued)
Fresenius SE & Co. KGaA (Germany),
Gtd. Notes
0.000%(ss)	01/31/24	EUR	300	$346,552
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		305	533,369

				1,629,428

Holding Companies-Diversified — 0.1%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19	SEK	3,000	399,539
Sagerpar SA (Belgium),
Gtd. Notes
0.375%	10/09/18	EUR	500	621,045
Wendel SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19	EUR	997	643,057

				1,663,641

Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	114,000	1,160,525
Steinhoff Finance Holding GmbH (South Africa),
Gtd. Notes
1.250%	08/11/22	EUR	600	670,558

				1,831,083

Insurance — 0.0%
Swiss Life Holding AG (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	12/02/20	CHF	295	429,625

Internet — 0.4%
Altaba, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		701	796,949
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		1,040	1,197,950
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22		695	749,297
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		992	903,340
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47		595	632,559
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19		490	642,206
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		1,214	1,783,063
1.000%	03/15/18		364	717,763
Twitter, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/21		599	548,085

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Internet (continued)
VeriSign, Inc.,
Jr. Sub. Notes
4.452%	08/15/37		671	$1,826,798

				9,798,010

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,400	1,414,327
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		697	710,766

				2,125,093

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	03/15/24		1,675	1,759,797
3.375%	08/15/26		946	1,147,025
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		19	12,635
4.000%	11/15/29		24	16,157
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		598	683,589
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		499	590,766
Liberty Media Corp.-Liberty Formula One,
Sr. Unsec’d. Notes, 144A
1.000%	01/30/23		527	610,332

				4,820,301

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		750	771,938
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19		1,750	2,163,000

				2,934,938

Oil & Gas — 0.2%
Amorim Energia BV (Portugal),
Sr. Sec’d. Notes
3.375%	06/03/18	EUR	300	354,638
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23	GBP	400	588,710
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	09/15/26		1,153	1,078,055
Ensco Jersey Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/31/24		944	723,215
3.000%	01/31/24		23	17,739
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		23	22,554

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Oil & Gas (continued)
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22			600	$603,000
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20			525	443,625

					3,831,536

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	300	400,587
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21			1,163	1,176,811

					1,577,398

Pharmaceuticals — 0.2%
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19		EUR	2,200	3,059,004
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22			471	400,644
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21	(a)		525	574,219
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	05/15/24			330	327,731
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
0.250%	02/01/26	(a)		399	427,928

					4,789,526

Real Estate — 0.1%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	539,858
1.950%	10/17/23		SGD	1,500	1,115,671
Deutsche Wohnen AG (Germany),
Sr. Unsec’d. Notes
0.875%	09/08/21		EUR	400	768,668
IMMOFINANZ AG (Austria),
Sr. Unsec’d. Notes
4.250%	03/08/18		EUR	147	750,788
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21		EUR	200	360,966

					3,535,951

Real Estate Investment Trusts (REITs) — 0.1%
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35			560	598,150
Fonciere Des Regions (France),
Sr. Unsec’d. Notes
0.875%	04/01/19		EUR	300	335,970

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Intu Jersey 2 Ltd. (United Kingdom),
Gtd. Notes
2.875%	11/01/22		GBP	500	$631,691

					1,565,811

Retail — 0.0%
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A^
2.000%	04/01/26			34	3,361
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19		JPY	70,000	697,044

					700,405

Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26			315	551,644
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39			755	1,247,638
3.493%	12/15/35			1,192	1,557,795
Microchip Technology, Inc.,
Sr. Sub. Notes, 144A
1.625%	02/15/27			2,220	2,333,775
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)		823	925,875
Nanya Technology Corp. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	01/24/22			600	696,450
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41			426	1,778,284
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23	(a)		1,121	1,121,000
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22			500	580,750
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	03/01/22			546	564,428
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
1.000%	07/03/21			400	506,200
Synaptics, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/22			569	574,690
Teradyne, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	12/15/23	(a)		328	377,405

					12,815,934

Software — 0.2%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19			978	1,174,211

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Software (continued)
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.000%	12/15/35			364	$350,805
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19	(a)		625	862,891
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18			978	1,293,405
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	06/01/22			1,178	1,200,088

					4,881,400

Telecommunications — 0.2%
America Movil BV (Mexico),
Gtd. Notes
5.500%	09/17/18		EUR	700	696,770
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40			77	78,925
Inmarsat PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/09/23			400	468,000
Telefonica Participaciones SAU (Spain),
Gtd. Notes
4.900%	09/25/17		EUR	600	636,636
Telenor East Holding II A/S (Norway),
Gtd. Notes, MTN
0.250%	09/20/19			800	880,320
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33			437	482,612
Sr. Unsec’d. Notes, 144A
1.000%	03/01/24			545	569,525
Vodafone Group PLC (United Kingdom),
Sub. Notes
2.000%	02/25/19		GBP	400	583,969

					4,396,757

Transportation — 0.0%
Kawasaki Kisen Kaisha Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/26/18		JPY	30,000	274,370

Water — 0.0%
Suez (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/27/20		EUR	187	232,399

TOTAL CONVERTIBLE BONDS (cost $84,245,761)					89,114,263

CORPORATE BONDS — 18.3%
Advertising — 0.0%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22			90	68,175
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23			22	22,880

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Advertising (continued)
5.375%	01/15/24		15	$15,675
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25		115	120,463

				227,193

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		180	186,749
5.900%	02/01/27		160	172,199
6.750%	01/15/28		83	91,715
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		200	208,612
6.375%	06/01/19		70	75,386
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	711,454
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		350	361,215
4.854%	04/27/35		150	164,244
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		585	614,250
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26		90	92,777
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		365	379,674
3.800%	03/01/45		215	211,641
6.150%	09/01/36		200	259,939
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		270	273,686
4.800%	12/15/43		300	329,749
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		175	178,500
6.000%	07/15/22	(a)	225	231,750
6.375%	06/15/26		39	39,585
6.500%	07/15/24	(a)	620	640,150
6.500%	05/15/25		308	313,390
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	66,245
4.150%	05/15/45		120	124,245
4.500%	06/01/42		171	186,724
				5,913,879
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		58	58,905
3.875%	09/16/46		120	116,562
4.000%	01/31/24		175	186,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	$257,238
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	257,811
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23	360	348,390
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	292	312,834
5.700%	08/15/35	170	201,451

			1,739,898

Airlines — 0.1%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	103	107,174
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	205	212,688
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	35	37,259
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	165	172,556
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	768	817,949
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	119	125,319
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	143	145,585
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	140	153,958
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	70	73,654
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	51	52,924
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	29	30,915
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	43	45,230
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	50	55,571
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	59	62,449

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		115	$114,425
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		202	204,778
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		8	8,837

				2,421,271

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		227	228,453
2.450%	05/18/20		221	222,314
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	1,132	1,151,810
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		150	153,948
7.450%	07/16/31		700	885,038
7.500%	08/01/26		295	363,162
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25		400	406,902
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		105	105,253
5.200%	04/01/45		135	132,448
6.600%	04/01/36		1,100	1,274,483
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		205	207,402
3.950%	04/13/24		315	319,474
4.300%	07/13/25		350	356,983
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		85	89,144
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21		168	169,680
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18		364	364,060
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19		285	286,978

				6,717,532

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		325	325,813
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	290	297,974
6.625%	10/15/22		190	194,748

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Gtd. Notes, 144A
6.250%	04/01/25	(a)	754	$735,150
6.500%	04/01/27	(a)	388	377,330
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		195	195,731
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		132	136,620
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	09/15/21		5	5,144
6.000%	09/15/23		1,055	1,099,838
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27		367	372,505
5.000%	05/31/26		492	509,220
5.125%	11/15/23		310	324,725
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		125	126,406
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		370	391,275
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20		71	73,663

				5,166,142

Banks — 1.9%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19		775	776,211
Sub. Notes, 144A
4.750%	07/28/25		250	263,560
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49		200	220,997
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21		160	172,854
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49		85	92,340
6.250%(c)	09/29/49		250	271,875
8.000%(c)	07/29/49		1,055	1,084,013
8.125%(c)	12/29/49		134	139,340
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		105	107,068
6.400%	08/28/17		1,555	1,566,042
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		267	267,409
2.503%	10/21/22		260	256,676
2.881%(c)	04/24/23		190	190,351
3.124%(c)	01/20/23		375	379,118
3.824%(c)	01/20/28		245	249,254
4.100%	07/24/23		150	158,793
4.244%(c)	04/24/38		85	88,388
5.000%	05/13/21		75	81,835
5.625%	07/01/20		630	689,917

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
5.650%	05/01/18	70	$72,198
6.875%	04/25/18	620	645,190
Sub. Notes, MTN
3.950%	04/21/25	280	283,707
4.000%	01/22/25	550	559,578
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	450	449,524
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49	120	121,031
Sr. Unsec’d. Notes
5.450%	05/15/19	300	319,622
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	110,749
2.661%(c)	05/16/23	285	285,903
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	275	276,201
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	213,761
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	380	378,111
4.337%	01/10/28	225	231,303
BB&T Corp.,
Sub. Notes
5.250%	11/01/19	80	85,508
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	500	503,334
Sub. Notes, 144A
5.150%	07/21/24	200	213,674
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	50	48,943
3.750%	04/24/24	815	832,792
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	130	135,525
5.875%(c)	12/29/49	115	120,774
6.250%(c)	12/29/49	155	171,953
Sr. Unsec’d. Notes
2.900%	12/08/21	735	742,448
3.750%	06/16/24	580	601,082
3.887%(c)	01/10/28	780	792,686
Sub. Notes
3.875%	03/26/25	150	150,927
4.400%	06/10/25	580	604,303
4.600%	03/09/26	245	257,088
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	375	374,938
4.625%	12/01/23	500	538,818
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	200	232,340

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	200	$212,500
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	750	768,552
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	300	303,106
3.800%	06/09/23	800	824,764
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	380	379,739
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	89,974
4.250%	10/14/21	510	534,828
6.000%	09/01/17	210	211,386
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	115	115,573
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	295	303,003
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	149,127
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	185	192,539
Sr. Unsec’d. Notes
2.350%	11/15/21	210	207,174
2.375%	01/22/18	190	190,843
2.875%	02/25/21	40	40,429
2.908%(c)	06/05/23	430	429,147
3.500%	01/23/25	500	505,432
3.691%(c)	06/05/28	200	200,794
3.750%	05/22/25	73	74,751
3.850%	01/26/27	320	325,539
5.250%	07/27/21	101	110,701
5.750%	01/24/22	340	382,797
5.950%	01/18/18	60	61,341
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	647,725
7.500%	02/15/19	1,960	2,126,018
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	200	209,364
Sub. Notes
5.150%	05/22/45	210	233,259
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,776
4.750%	01/19/21	730	786,850
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	199,539
3.262%(c)	03/13/23	745	759,117
4.000%	03/30/22	1,129	1,190,755
4.041%(c)	03/13/28	700	725,045
Sub. Notes
4.250%	08/18/25	200	205,461

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	$200,067
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	400	451,676
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	207,642
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	100	109,414
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	131,099
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	313,659
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	255,087
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	300	310,650
Sr. Unsec’d. Notes
2.336%(c)	01/20/22	205	207,051
3.625%	01/20/27	350	352,517
4.375%	01/22/47	250	260,801
5.750%	01/25/21	115	127,240
Sr. Unsec’d. Notes, GMTN
6.625%	04/01/18	1,385	1,434,181
7.300%	05/13/19	950	1,038,602
Sr. Unsec’d. Notes, MTN
2.750%	05/19/22	240	239,948
Sub. Notes, MTN
4.100%	05/22/23	300	313,188
5.000%	11/24/25	280	304,488
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	303,224
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	108,810
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	251,331
Northern Trust Corp.,
Sub. Notes
3.375%(c)	05/08/32	370	369,840
PNC Bank NA,
Sub. Notes
6.875%	04/01/18	253	262,461
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%(c)	11/09/22	340	342,576
4.375%	08/11/20	80	85,150
5.125%	02/08/20	200	215,142
6.700%	06/10/19	80	86,982

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	$307,604
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(c)	12/29/49	250	272,500
Sub. Notes
6.100%	06/10/23	95	104,676
6.125%	12/15/22	915	1,001,775
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	225,006
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	529,241
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	373,527
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(c)	05/15/23	365	366,108
Sub. Notes
3.100%	05/15/23	108	109,918
SunTrust Banks, Inc.,
Jr. Sub. Notes
5.050%(c)	12/29/49	200	203,000
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	287,473
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.625%	01/24/22	133	134,379
3.000%	03/15/22	133	136,503
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	200	204,621
4.253%	03/23/28	245	255,959
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	205	219,555
Sr. Unsec’d. Notes
3.069%	01/24/23	1,165	1,181,320
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	304,295
3.500%	03/08/22	1,000	1,038,860
Sub. Notes
5.375%	11/02/43	185	214,019
Sub. Notes, MTN
3.450%	02/13/23	400	409,540
4.750%	12/07/46	405	432,408
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	600	609,493
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	340	340,665
2.500%	06/28/22	110	109,526
4.875%	11/19/19	200	212,979
Sub. Notes, GMTN

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
4.322%(c)	11/23/31	195	$199,861

			49,374,637

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	2,790	2,874,453
4.700%	02/01/36	530	583,341
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	245,360
Gtd. Notes, 144A
4.439%	10/06/48	95	100,788
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	157,083
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	85	84,896
4.250%	05/01/23	40	42,584
4.750%	12/01/25	220	240,975
Cott Beverages, Inc. (Canada),
Gtd. Notes
5.375%	07/01/22	230	238,338
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	133	135,660
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.750%	10/23/17	180	182,316
Dr Pepper Snapple Group, Inc.,
Gtd. Notes, 144A
4.500%	11/15/45	36	38,038
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22	250	259,719
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	180	179,956
3.100%	07/17/22	94	97,408
3.450%	10/06/46	110	103,351

			5,564,266

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	935	976,593
4.400%	05/01/45	115	118,122
4.563%	06/15/48	332	349,317
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	310	323,334
Celgene Corp.,
Sr. Unsec’d. Notes
2.125%	08/15/18	195	195,753
3.250%	08/15/22	85	87,381
5.000%	08/15/45	70	78,820

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Biotechnology (continued)
Concordia International Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.000%	04/01/22		45	$34,088
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23		616	89,320
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.600%	09/01/35		240	257,332

				2,510,060

Building Materials — 0.2%
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22		63	66,308
CEMEX Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	292,188
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25		960	1,034,399
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.500%	08/01/21		185	165,113
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23		305	319,488
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	175,184
5.000%	03/30/20		150	160,217
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	(a)	440	437,706
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		205	210,529
3.500%	11/15/27		25	24,782
4.500%	05/15/47		25	25,114
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		80	86,500
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		100	89,000
Owens Corning,
Gtd. Notes
4.300%	07/15/47		115	110,633
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		425	447,313
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		375	392,813
Gtd. Notes, 144A
5.125%	06/01/25		46	47,150
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		143	150,865
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials (continued)
6.375%	06/01/24		30	$31,650
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		45	45,503

				4,312,455

Chemicals — 0.4%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	447,814
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		185	191,013
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23		25	30,249
10.000%	10/15/25		300	369,751
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		175	161,875
Sr. Sec’d. Notes, 144A
4.500%	12/01/26		322	331,066
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27		19	19,615
6.625%	05/15/23		257	271,778
7.000%	05/15/25		125	136,249
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		504	527,308
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		260	265,009
4.125%	11/15/21		60	63,741
4.250%	10/01/34		50	51,564
7.375%	11/01/29		150	201,415
8.550%	05/15/19		101	113,124
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20		105	105,570
4.150%	02/15/43		89	90,761
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23		341	387,888
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		1,534	1,399,775
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		345	363,113
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,670	1,722,188
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		130	129,025
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	(a)	250	263,059

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
5.450%	11/15/33	(a)	900	$949,524
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		72	71,730
5.000%	05/01/25		49	48,755
5.250%	08/01/23		80	82,200
5.250%	06/01/27		43	42,785
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27		120	123,600
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23		190	199,500
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	201,233
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		99	106,425
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		260	268,450
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22		110	109,934
4.500%	06/01/47		35	36,674
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22		300	318,000
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096		130	172,121
Venator Finance Sarl/Venator Materials Corp.,
Gtd. Notes, 144A
5.750%	07/15/25		6	6,060
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		85	89,356
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	101,788

				10,571,085

Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		32	31,760

Commercial Services — 0.5%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		458	457,998
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		305	294,995
4.125%	06/15/23		559	554,109
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		200	163,999

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		300	$303,750
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19		5	5,138
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24		285	306,375
6.500%	07/15/22		535	554,393
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	400	397,499
Gtd. Notes, 144A
6.375%	04/01/24	(a)	700	698,249
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		50	49,125
Corporate Risk Holdings LLC,
Sr. Sec’d. Notes, 144A
9.500%	07/01/19		6	6,359
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	361,354
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20		24	26,047
5.625%	03/15/42		65	73,818
6.700%	06/01/34		110	136,610
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	112,440
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		105	108,938
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		105	110,293
Great Lakes Dredge & Dock Corp.,
Gtd. Notes, 144A
8.000%	05/15/22		130	132,438
GW Honos Security Corp. (Canada),
Gtd. Notes, 144A
8.750%	05/15/25		705	737,607
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		61	64,355
7.750%	06/01/24	(a)	549	579,195
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(a)	1,085	946,663
7.375%	01/15/21	(a)	100	96,500
Gtd. Notes, 144A
5.500%	10/15/24	(a)	790	647,800
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	145	144,652
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		100	105,375

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		180	$182,700
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		40	41,400
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		127	128,941
Gtd. Notes, 144A
5.000%	04/15/22		1,038	1,076,925
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		715	776,962
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24	(a)	313	330,575
7.500%	04/01/27		155	186,000
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22		15	15,338
Syniverse Foreign Holdings Corp.,
Gtd. Notes, 144A
9.125%	01/15/22		25	24,906
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		5	4,850
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	192	186,240
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		590	618,025
5.500%	05/15/27		110	113,300
5.750%	11/15/24	(a)	1,155	1,209,863
5.875%	09/15/26		30	31,950
6.125%	06/15/23		240	249,900
7.625%	04/15/22		106	110,770
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23		10	10,050

				13,474,769

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		460	459,158
2.400%	05/03/23		540	535,750
2.850%	05/11/24		480	482,326
3.200%	05/11/27		215	217,511
3.250%	02/23/26		325	330,819
4.650%	02/23/46		45	50,441
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		634	664,116
7.125%	06/15/24	(a)	440	483,673
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		240	260,441
6.020%	06/15/26		1,749	1,926,539

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (continued)
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	325	$363,626
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	120	119,327
2.650%	06/01/20	140	137,372
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	166,863
4.650%	12/09/21	270	291,401
6.000%	09/15/41	141	149,351
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21	538	539,940
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	14	14,280
6.375%	12/15/23	5	5,369
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	200	203,250
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	975	1,150,188
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	771	847,137

			9,398,878

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	254	233,680
6.250%	08/01/24	146	127,020
Unilever Capital Corp. (United Kingdom),
Gtd. Notes
2.000%	07/28/26	100	92,020

			452,720

Distribution/Wholesale — 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	120	120,600
7.000%	06/15/23	60	59,700
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	538	559,520
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	622	660,875
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	10	10,494
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	325	331,500
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	109	113,633

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		150	$162,972

				2,019,294

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22		175	179,592
3.950%	02/01/22		525	546,619
4.625%	07/01/22		615	659,114
Air Lease Corp.,
Sr. Unsec’d. Notes
3.000%	09/15/23		190	188,907
3.375%	06/01/21		310	318,228
3.875%	04/01/21		130	135,606
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		370	394,975
5.125%	03/15/21		310	331,815
6.250%	12/01/19		120	130,649
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		31	31,309
Gtd. Notes, MTN, 144A
5.875%	11/01/21		100	103,499
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		80	82,199
6.250%	12/01/17		147	149,543
8.000%	11/01/31		125	153,125
Sr. Unsec’d. Notes
3.250%	09/29/17		88	88,273
3.250%	11/05/18		10	10,121
4.125%	03/30/20		80	82,199
4.125%	02/13/22		75	76,875
4.250%	04/15/21		395	408,824
4.625%	05/19/22	(a)	2,383	2,478,319
4.625%	03/30/25		480	491,605
Sub. Notes
5.750%	11/20/25	(a)	595	626,238
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18		320	331,894
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18		100	100,156
2.250%	05/05/21		53	52,918
2.700%	03/03/22		30	30,276
3.300%	05/03/27		90	89,926
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		80	83,461
3.500%	03/18/24		70	73,593
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	621,729

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		1,475	$1,487,594
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		118	120,949
5.000%	08/15/22		205	220,888
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	184,283
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		499	441,614
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22		75	78,840
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23		170	167,875
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,651	1,664,200
4.418%	11/15/35		372	404,880
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.340%(c)	12/21/65		760	723,900
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.590%(c)	12/21/65		270	257,850
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		442	473,935
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		695	784,628
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		524	555,823
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21		580	660,164
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		82	84,255
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		88	91,520
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23		280	280,334
10.375%	11/01/18		110	122,333
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		70	71,575
7.875%	10/01/20	(a)	175	179,813
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		155	162,642

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		225	$232,313
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	(a)	224	250,600
8.250%	12/15/20		11	12,348
Gtd. Notes, MTN
6.500%	09/15/17		100	100,875
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		225	217,136
4.250%	08/15/24		250	255,352
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		124	126,790

				19,466,896

Electric — 0.9%
AES Corp.,
Sr. Unsec’d. Notes
4.202%(c)	06/01/19		71	70,999
4.875%	05/15/23		380	387,125
5.500%	03/15/24		365	380,056
6.000%	05/15/26		265	283,549
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	134,978
5.600%	03/15/33		120	139,497
5.875%	12/01/22		160	185,154
6.125%	05/15/38		30	37,865
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	161,075
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		56	61,165
5.050%	09/01/41		107	123,730
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23		537	564,869
4.500%	02/01/45		105	113,677
6.125%	04/01/36		240	308,331
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		970	950,599
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24		100	114,574
8.875%	11/15/18		120	130,658
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27		120	115,076
3.450%	08/15/27		125	126,161
8.750%	06/15/19		80	89,861
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47		175	177,356
4.200%	03/15/42		69	72,553

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		100	$102,219
5.650%	04/15/20		105	115,592
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26		265	252,606
3.625%	12/01/24		300	307,355
3.900%	10/01/25		160	165,630
4.900%	08/01/41		32	34,968
5.250%	08/01/33		240	269,779
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22		53	53,122
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,886
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21		200	212,333
First Ref. Mortgage
6.000%	01/15/38		31	40,968
7.000%	11/15/18		100	107,102
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		250	237,434
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20		90	94,226
3.750%	05/15/46		155	152,780
Sr. Unsec’d. Notes
6.120%	10/15/35		50	62,015
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43		100	103,829
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	1,565	1,463,275
Gtd. Notes, 144A
8.000%	01/15/25	(a)	160	155,200
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23		155	156,519
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		200	198,488
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44		75	78,833
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		130	130,301
4.750%	06/15/46		75	79,150
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.625%	05/25/27		200	198,069
5.125%	10/07/19		250	266,004

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	$291,021
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	107,046
Sec’d. Notes
3.120%	09/01/27	165	164,435
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	95	92,077
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	195	199,220
Sr. Unsec’d. Notes
2.450%	04/15/21	75	74,794
7.600%	04/01/32	155	204,365
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	370	375,707
3.400%	03/15/22	75	76,341
4.250%	06/15/22	270	284,093
6.250%	10/01/39	200	218,230
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	70	70,224
4.850%	07/15/47	30	30,435
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	210,501
5.625%	04/01/34	150	185,745
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)
9.875%	10/15/20	555	330,225
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	23,445
Gulf Power Co.,
Sr. Unsec’d. Notes
3.300%	05/30/27	195	195,923
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	721,704
8.400%	01/15/22	120	148,393
9.400%	02/01/21	130	159,164
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.750%	07/01/47	75	72,843
7.000%	03/15/19	170	183,446
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	175	178,132
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	120,038
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	225	235,774

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	213	$231,454
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	350,668
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	320,593
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	200,277
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.550%	05/01/27	130	132,065
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	660	660,825
7.250%	05/15/26	295	305,325
NRG Yield Operating LLC,
Gtd. Notes
5.000%	09/15/26	130	132,275
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	168,978
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	112,919
3.400%	08/15/24	325	335,167
4.450%	04/15/42	67	73,157
4.600%	06/15/43	50	55,701
6.050%	03/01/34	150	193,558
8.250%	10/15/18	130	140,471
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	149,281
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	51,385
4.200%	06/15/22	100	105,891
5.000%	03/15/44	160	180,381
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	110,252
4.400%	01/15/21	93	98,794
7.000%	10/30/31	150	198,597
7.750%	03/01/31	150	210,969
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	351,236
4.150%	09/15/21	50	52,504
4.300%	11/15/23	61	64,295
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	37,122
3.800%	06/15/47	75	75,498
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	41,769

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		200	$213,181
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		75	74,223
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		143	142,831
San Diego Gas & Electric Co.,
First Mortgage
3.750%	06/01/47		105	105,195
6.000%	06/01/26		120	144,923
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		150	144,792
3.375%	08/15/23		98	100,668
Southern California Edison Co.,
First Ref. Mortgage
3.600%	02/01/45		90	87,546
5.500%	03/15/40		80	99,855
Sr. Unsec’d. Notes
6.650%	04/01/29		150	192,624
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46		140	144,570
5.150%	09/15/41		65	68,437
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45		100	98,082
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18		230	251,542
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18		200	199,414
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	(a)	200	141,000
Gtd. Notes, 144A
9.500%	07/15/22		175	150,500
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19		5	4,875
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22		150	168,000
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
— %	10/10/17		428	1,071
— %	10/31/17		160	400
— %	10/01/20		150	375
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		95	98,517
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21		7	7,184
3.650%	12/15/42		77	74,514

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	80	$84,689

			22,708,327

Electrical Components & Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	30	31,049
5.500%	09/01/22	428	440,838
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	315	329,569
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	165	169,744
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	875	875,000
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	125	130,469

			1,976,669

Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	115	114,043
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	152,855

			266,898

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%(c)	02/01/23	85	88,400
6.625%(c)	06/15/25	237	251,813

			340,213

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.750%	10/15/22	55	57,544
5.875%	10/15/24	728	791,699
Sr. Unsec’d. Notes
5.125%	03/15/27	227	227,851
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	158,862
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	245	244,388
MMC Energy, Inc., Escrow Shares,
First Lien^
— %	10/15/20	75	—

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	205	$215,763

				1,696,107

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		740	769,598
Gtd. Notes, 144A
6.125%	05/15/27		59	62,263
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		34	34,849
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27		30	31,649
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		223	97,973
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		300	306,468
5.125%	12/15/22		15	15,450
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		15	16,219
Gtd. Notes, 144A
6.000%	04/01/25		29	30,740
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		300	333,750
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24		60	62,400
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		100	106,625
5.375%	11/01/23		100	108,750
5.375%	04/15/26		150	163,844
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		395	431,538
6.500%	02/15/25		531	582,773
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		525	548,625
5.750%	06/15/23		265	276,925
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		360	394,651
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		610	649,650
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		60	63,450

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (continued)
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		305	$306,867
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		150	157,688
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		50	51,000
5.000%	08/01/23		40	41,000
5.625%	04/15/22		606	627,210

				6,271,955

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		480	490,200
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		21	20,370
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.625%	05/01/22		98	100,205
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22		179	186,307
5.500%	09/15/19		335	359,657

				1,156,739

Foods — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes, 144A
5.750%	03/15/25		20	18,599
6.625%	06/15/24		897	890,272
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		120	122,549
5.250%	04/01/25		101	103,019
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		165	165,413
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	(a)	199	209,945
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		212	220,480
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	(a)	340	350,533
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.875%	07/15/24		32	30,000
7.250%	06/01/21		87	86,957
7.250%	06/01/21		43	42,979
8.250%	02/01/20		165	165,000
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22		90	92,988
3.950%	07/15/25		85	87,403

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
4.375%	06/01/46		275	$269,317
5.000%	07/15/35		300	324,413
5.000%	06/04/42		99	104,513
5.375%	02/10/20		139	149,811
6.875%	01/26/39		218	280,386
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	24,782
7.500%	04/01/31		110	145,864
Sr. Unsec’d. Notes
3.400%	04/15/22		290	296,632
3.875%	10/15/46		160	140,974
6.800%	12/15/18		55	58,673
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		390	379,984
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		100	99,750
5.500%	03/01/25		94	96,938
5.750%	03/01/27		85	87,338
6.000%	12/15/22		10	10,600
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21		246	261,375
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		240	235,200
7.750%	11/15/22	(a)	760	739,100
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21		185	185,505
3.250%	07/15/27		65	63,999
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22		10	10,325
Gtd. Notes, 144A
6.000%	02/15/24		517	550,605
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		250	273,524
Sr. Unsec’d. Notes
4.550%	06/02/47		70	73,693
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24		129	133,838
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		200	206,750

				7,790,026

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23		150	153,375
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		110	108,350

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	$146,980

			408,705

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	82	83,639
5.625%	05/20/24	55	56,649
5.750%	05/20/27	67	67,838
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	332,163
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	107,970
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	337,096
5.850%	01/15/41	215	264,422
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	63	65,830
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	80	77,212
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	52	51,610
Gtd. Notes, 144A
6.125%	03/01/25	106	96,990
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	185	200,405
5.650%	02/01/45	106	127,456
5.800%	02/01/42	314	376,784
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	105	98,381
Sempra Energy,
Sr. Unsec’d. Notes
6.000%	10/15/39	150	189,864
9.800%	02/15/19	320	358,903
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	154,882
4.400%	06/01/43	63	64,048
5.875%	03/15/41	91	110,094

			3,222,236

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	180	195,923
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	467	474,004

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		325	$325,743
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		575	534,750
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		710	747,276
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		365	383,250
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		245	259,088
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		75	75,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		50	43,750
5.625%	10/15/23	(a)	686	625,975
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		310	338,602
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		151	155,530
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		147	150,308
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		220	213,925

				4,523,124

Healthcare-Services — 0.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		5	5,163
5.625%	02/15/23		381	394,097
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		150	154,733
6.750%	12/15/37		100	138,319
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		215	203,713
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		440	442,477
3.300%	01/15/23		35	35,697
4.650%	01/15/43		141	151,960
5.100%	01/15/44		130	150,416
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		195	200,363
6.125%	02/15/24		236	255,158

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	315	$275,231
Sr. Sec’d. Notes
5.125%	08/01/21		116	117,451
6.250%	03/31/23		57	58,844
Covenant Surgical Partners, Inc./Consolidated Pathology, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19		49	48,020
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		619	620,548
5.125%	07/15/24		261	264,915
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		153	169,448
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		4,420	4,662,216
5.875%	05/01/23		1,585	1,725,669
7.500%	02/15/22		230	264,788
Sr. Sec’d. Notes
5.250%	04/15/25		325	349,375
5.500%	06/15/47		200	207,000
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		605	620,882
5.750%	09/15/25		10	10,526
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	825	867,281
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	195,134
2.500%	11/01/18		170	171,351
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21		58	60,030
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		256	272,960
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	180,998
Surgery Center Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/01/25		18	18,225
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		50	54,240
Sr. Sec’d. Notes
4.500%	04/01/21		859	872,959
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		81	81,101
Sr. Unsec’d. Notes
5.000%	03/01/19		252	264,628
6.750%	02/01/20		500	520,000
6.750%	06/15/23	(a)	1,400	1,400,000
8.125%	04/01/22		688	730,140

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
THC Escrow Corp. III,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)		278	$279,043
Sr. Sec’d. Notes, 144A
4.625%	07/15/24			102	102,275
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25			139	138,479
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23			58	58,433
3.950%	10/15/42			145	146,959
4.625%	07/15/35			230	258,503
6.625%	11/15/37			270	372,123

					18,571,871

Holding Companies-Diversified — 0.0%
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19			332	340,300
Sr. Unsec’d. Notes
7.750%	01/15/22			275	288,750
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22			200	204,261

					833,311

Home Builders — 0.0%
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26			38	39,425
5.875%	11/15/24			174	188,573
8.375%	01/15/21			80	94,600
Mattamy Group Corp. (Canada),
Gtd. Notes, 144A
6.500%	11/15/20			132	134,640
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		CAD	20	15,924
6.875%	12/15/23			28	28,595
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	04/01/22			131	135,585
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25			70	72,625
5.625%	01/15/24			35	37,713

					747,680

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26			329	334,346
5.625%	10/15/23			620	643,250

					977,596

Household Products/Wares — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23			465	495,224

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Household Products/Wares (continued)
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A
9.000%	08/15/23	268	$267,330
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A
2.375%	06/24/22	270	268,237
Spectrum Brands, Inc., Gtd. Notes
6.625%	11/15/22	175	183,313

			1,214,104

Housewares — 0.0%
American Greetings Corp., Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	112	121,100
Scotts Miracle-Gro Co. (The), Gtd. Notes
6.000%	10/15/23	535	574,323

			695,423

Insurance — 0.3%
AIG SunAmerica Global Financing X, Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	244,577
Allstate Corp. (The), Sr. Unsec’d. Notes
3.150%	06/15/23	122	125,020
American International Group, Inc., Sr. Unsec’d. Notes
3.875%	01/15/35	345	334,464
4.125%	02/15/24	165	174,207
Aon Corp., Gtd. Notes
6.250%	09/30/40	33	41,591
Athene Global Funding, Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	490,286
Berkshire Hathaway Finance Corp., Gtd. Notes
4.400%	05/15/42	165	179,700
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
3.000%	02/11/23	325	333,002
3.125%	03/15/26	195	197,194
Brighthouse Financial, Inc., Gtd. Notes, 144A
4.700%	06/22/47	55	54,298
Cincinnati Financial Corp., Sr. Unsec’d. Notes
6.920%	05/15/28	230	297,847
CNA Financial Corp., Sr. Unsec’d. Notes
3.950%	05/15/24	73	75,723
4.500%	03/01/26	53	56,860
CNO Financial Group, Inc., Sr. Unsec’d. Notes
5.250%	05/30/25	130	137,669

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	$51,500
Liberty Mutual Group, Inc., Gtd. Notes, 144A
4.950%	05/01/22	68	74,580
6.500%	03/15/35	100	125,032
7.800%	03/07/87	95	118,335
Liberty Mutual Insurance Co., Sub. Notes, 144A
7.875%	10/15/26	200	261,330
Lincoln National Corp., Sr. Unsec’d. Notes
4.200%	03/15/22	59	62,787
6.250%	02/15/20	390	427,790
Manulife Financial Corp. (Canada), Sub. Notes
4.061%(c)	02/24/32	165	166,471
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
3.500%	06/03/24	170	175,392
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A
5.375%	12/01/41	66	78,213
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A
2.500%	10/17/22	132	131,529
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19	200	201,790
MetLife, Inc., Jr. Sub. Notes
6.400%	12/15/66	170	196,350
Sr. Unsec’d. Notes
4.125%	08/13/42	50	51,150
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A
3.650%	06/14/18	120	122,298
3.875%	04/11/22	767	811,891
Nationwide Mutual Insurance Co., Sub. Notes, 144A
9.375%	08/15/39	300	500,954
New York Life Global Funding, Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	230	227,963
New York Life Insurance Co., Sub. Notes, 144A
5.875%	05/15/33	200	252,346
Pacific Life Insurance Co., Sub. Notes, 144A
9.250%	06/15/39	260	423,807
Radian Group, Inc., Sr. Unsec’d. Notes
7.000%	03/15/21	100	111,875
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A
4.250%	12/06/42	90	92,539
Travelers Property Casualty Corp., Gtd. Notes
7.750%	04/15/26	190	254,244

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		92	$93,610
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24		180	177,750
3.650%	06/15/26		92	92,175

				8,026,139

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		400	460,479
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	367,500
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	113,987
2.600%	07/15/22		285	282,493
4.000%	07/15/42		253	222,689
Netflix, Inc.,
Gtd. Notes, 144A
4.375%	11/15/26		39	38,903
Sr. Unsec’d. Notes
5.500%	02/15/22		40	43,437
5.750%	03/01/24		180	196,425
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		128	133,960
VeriSign, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	07/15/27		20	20,225
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		824	867,261
6.375%	05/15/25		400	431,748
Gtd. Notes, 144A
5.750%	01/15/27		233	243,777

				3,422,884

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	(a)	154	159,005
Sr. Sec’d. Notes
7.500%	07/15/23		225	242,998
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25		342	383,039
6.750%	02/25/22	(a)	1,215	1,366,874
7.250%	03/01/41		130	143,325
7.500%	10/15/39		44	49,335
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20		5	5,450
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		165	166,856

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Iron/Steel (continued)
5.375%	07/15/27		35	$35,656
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	114,152
5.200%	08/01/43		72	84,484
6.400%	12/01/37		100	129,270
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		92	101,200
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		270	291,263

				3,272,907

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21		31	32,178
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		463	482,678
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	440	452,100

				966,956

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		494	528,578
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(d)
9.000%	02/15/20		492	634,394
11.250%	06/01/17	(a)	246	309,939
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes
9.375%	05/01/22		115	124,775
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		173	168,243
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21		90	95,400
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.250%	09/01/24		105	106,444
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24		47	51,230
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
4.625%	04/01/25		68	70,126
4.875%	04/01/27		50	52,313
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		320	331,200

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging (continued)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A
6.750%	11/15/21		455	$475,475
MGM Resorts International, Gtd. Notes
4.625%	09/01/26		1,705	1,722,050
6.000%	03/15/23		566	624,015
6.625%	12/15/21		160	179,600
6.750%	10/01/20		163	180,588
7.750%	03/15/22		669	785,239
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A
5.875%	05/15/21		357	358,785
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A
5.500%	03/01/25	(a)	555	583,791

				7,382,185

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
2.400%	06/06/22		260	259,332
2.850%	06/01/22		247	251,214
Oshkosh Corp., Gtd. Notes
5.375%	03/01/25		84	88,200
Terex Corp., Gtd. Notes, 144A
5.625%	02/01/25		367	377,551
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		523	564,840

				1,541,137

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes
4.875%	04/01/21		150	159,375
Deere & Co., Sr. Unsec’d. Notes
2.600%	06/08/22		45	45,574
3.900%	06/09/42		38	39,667
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		90	90,235
2.450%	09/11/20		133	134,418
Roper Technologies, Inc., Sr. Unsec’d. Notes
3.800%	12/15/26		150	154,118
SPX FLOW, Inc., Gtd. Notes, 144A
5.625%	08/15/24		315	324,450
Tennant Co., Gtd. Notes, 144A
5.625%	05/01/25		70	73,500
Welbilt, Inc., Sr. Unsec’d. Notes
9.500%	02/15/24		280	324,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Diversified (continued)
Xylem, Inc., Sr. Unsec’d. Notes
4.375%	11/01/46	95	$98,324
Zebra Technologies Corp., Sr. Unsec’d. Notes
7.250%	10/15/22	325	345,313

			1,789,774

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes
4.750%	09/15/44	240	252,652
7.250%	05/18/18	300	313,911
7.430%	10/01/26	100	126,706
7.625%	11/30/28	100	130,917
7.700%	10/30/25	100	128,360
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A
6.625%	02/15/23	1,300	1,379,220
7.500%	05/15/26	1,045	1,159,948
Altice SA (Luxembourg), Gtd. Notes, 144A
7.750%	05/15/22	1,015	1,077,168
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A
5.375%	07/15/23	225	234,141
AMC Networks, Inc., Gtd. Notes
4.750%	12/15/22	120	123,815
5.000%	04/01/24	470	481,163
Cablevision Systems Corp., Sr. Unsec’d. Notes
8.000%	04/15/20	326	363,083
8.625%	09/15/17	8	8,100
CBS Corp., Gtd. Notes
3.375%	02/15/28	130	127,412
3.700%	08/15/24	34	34,889
4.850%	07/01/42	100	104,401
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes
5.125%	02/15/23	37	38,179
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	1,079	1,132,948
5.125%	05/01/27	175	178,938
5.500%	05/01/26	174	184,657
5.750%	02/15/26	2,630	2,814,099
5.875%	04/01/24	1,545	1,649,287
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes
4.908%	07/23/25	350	378,112
6.384%	10/23/35	195	231,144
Sr. Sec’d. Notes, 144A
3.750%	02/15/28	90	88,672
5.375%	05/01/47	170	179,850
Clear Channel Worldwide Holdings, Inc., Gtd. Notes
6.500%	11/15/22	3,291	3,382,161

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
6.500%	11/15/22	142	$144,840
7.625%	03/15/20	1,843	1,833,785
7.625%	03/15/20	15	14,775
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	214,279
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	399,712
Comcast Corp.,
Gtd. Notes
3.200%	07/15/36	230	215,260
4.600%	08/15/45	190	207,193
6.450%	03/15/37	275	365,912
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	159,709
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	153,446
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	355	390,536
Sr. Unsec’d. Notes
5.250%	06/01/24	195	198,920
6.750%	11/15/21	313	346,647
8.625%	02/15/19	142	155,622
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	600	722,250
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	155	156,729
4.375%	06/15/21	159	167,823
6.350%	06/01/40	100	110,219
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	10	10,128
5.000%	03/15/23	424	434,600
5.875%	07/15/22	725	779,375
5.875%	11/15/24	2,390	2,550,059
6.750%	06/01/21	1,459	1,619,490
7.750%	07/01/26	317	375,645
7.875%	09/01/19	105	115,763
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	42	43,260
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	65	65,650
5.875%	07/15/26	165	168,300
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	660	518,100
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	108	113,130
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	55	57,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41		90	$115,238
6.400%	04/30/40		154	206,666
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.125%	02/15/22	(a)	440	460,350
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		934	985,370
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,625	1,700,156
7.375%	05/01/26		1,140	1,236,900
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		40	41,100
6.125%	10/01/22		450	467,438
Gtd. Notes, 144A
5.625%	08/01/24		885	908,231
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		68	69,955
5.375%	04/15/25		1,390	1,436,913
5.750%	08/01/21		716	739,270
6.000%	07/15/24		762	809,625
Sr. Unsec’d. Notes, 144A
5.000%	08/01/27		126	126,946
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	198,243
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		740	780,700
Gtd. Notes, 144A
5.500%	09/15/24		250	257,500
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21		442	460,772
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	313,712
8.750%	02/14/19		300	329,972
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		377	517,588
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26		230	216,983
3.800%	02/15/27		205	206,386
4.750%	03/29/21		430	463,079
6.250%	03/29/41		19	23,212
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		215	230,588
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		203	210,094

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	325	$328,146
5.125%	02/15/25	141	139,766
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,173	1,227,252
Viacom, Inc.,
Jr. Sub. Notes
5.875%(c)	02/28/57	35	36,400
6.250%(c)	02/28/57	25	26,000
Sr. Unsec’d. Notes
3.875%	04/01/24	636	647,853
4.375%	03/15/43	142	126,224
6.875%	04/30/36	100	116,846
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	609	643,256
Videotron Ltd./Videotron Ltee (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	43	44,183
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	234,182
5.500%	08/15/26	630	659,925
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	140	142,975

			46,998,554

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	43,200
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	315	324,450
6.250%	08/15/24	350	367,500
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	210	235,988

			971,138

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	216	234,359
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	112	115,168
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	04/10/22	200	200,999
4.125%	04/15/21	485	498,338
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21	48	51,784

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining (continued)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42		305	$312,273
5.000%	09/30/43		69	79,846
Constellium NV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	(a)	250	239,375
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		74	74,278
5.125%	05/15/24		81	81,000
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		175	199,282
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		11	10,973
3.550%	03/01/22		383	358,940
3.875%	03/15/23	(a)	555	516,150
4.000%	11/14/21	(a)	255	249,263
4.550%	11/14/24	(a)	190	179,075
5.400%	11/14/34		9	8,078
5.450%	03/15/43		171	147,453
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.000%	03/27/27		115	113,148
4.625%	04/29/24		200	209,080
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		283	293,613
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		50	51,563
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		55	57,888
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
5.750%	11/15/41		47	51,012
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	333,280
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		52	53,300
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40		267	268,335
Sr. Unsec’d. Notes
6.125%	10/01/35		160	166,800
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32		100	107,250

				5,261,903

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19		95	96,540
6.000%	10/15/22		285	284,998

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
6.125%	01/15/23	343	$343,858
7.500%	03/15/25	616	639,101
8.750%	12/01/21	110	122,099
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	54,011
4.000%	11/02/32	42	43,448
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	284	284,710
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	170	180,438
Sr. Sec’d. Notes
2.100%	12/11/19	494	497,917
Sr. Unsec’d. Notes
2.700%	10/09/22	28	28,480
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	25	26,270
5.625%	09/15/17	1,200	1,209,811
6.000%	08/07/19	530	576,006
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	236,836
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	496	579,494
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	124,794
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	62	65,875
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%(c)	08/01/19	345	345,431
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27	105	106,074
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.000%	09/15/23	285	273,829
6.125%	08/17/26	180	221,486

			6,341,506

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	705,546

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	175	189,273

Oil & Gas — 1.2%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	199,939

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	270	$263,743
5.550%	03/15/26	(a)	125	139,688
8.700%	03/15/19		350	386,019
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		833	834,816
5.375%	11/01/21		290	292,899
5.625%	06/01/23		440	445,499
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		418	424,094
4.750%	04/15/43		65	65,190
6.900%	09/15/18		150	158,510
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	10,649
5.625%	06/01/24		12	10,259
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.017%	01/16/27		140	136,207
3.245%	05/06/22		540	555,489
3.588%	04/14/27		335	339,907
3.814%	02/10/24		250	260,719
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		162	102,465
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		36	36,630
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	391,781
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		260	264,550
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		100	95,615
3.800%	09/15/23		200	197,306
4.450%	09/15/42		47	38,266
5.200%	09/15/43		54	47,846
6.750%	11/15/39		437	459,069
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27		44	41,916
5.250%	06/15/37		56	52,299
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		40	37,200
5.750%	03/15/23		40	36,000
6.125%	02/15/21		60	58,799
Gtd. Notes, 144A
8.000%	01/15/25		94	93,060
8.000%	06/15/27	(a)	108	106,110
Sec’d. Notes, 144A
8.000%	12/15/22		562	594,315

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		45	$44,792
2.895%	03/03/24		290	292,351
3.191%	06/24/23		73	75,554
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		126	127,890
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	200,521
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		285	281,911
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		255	262,013
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		110	110,539
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		865	1,109,419
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	453	432,615
5.000%	09/15/22		566	555,388
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25		185	186,850
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	159,000
Diamondback Energy, Inc.,
Gtd. Notes, 144A
4.750%	11/01/24		46	45,770
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	425,205
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21		98	99,225
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	261,855
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		42	34,125
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	169,766
4.100%	02/01/21		455	477,237
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		39	23,010
9.375%	05/01/20		1,079	851,062
Sec’d. Notes, 144A
8.000%	02/15/25		733	546,085
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
8.000%	11/29/24		261	$260,348
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		52	51,350
Halcon Resources Corp.,
Gtd. Notes, 144A(g)
6.750%	02/15/25	(a)	320	288,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		185	180,705
7.125%	03/15/33		200	225,932
7.300%	08/15/31		100	115,106
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		534	491,280
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		107	75,435
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	167,140
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		10	9,700
7.375%	05/01/22		225	227,250
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		65	61,753
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		684	528,390
7.000%	03/31/24		544	422,961
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	329	299,390
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		235	223,203
5.000%	09/15/20		100	99,750
Gtd. Notes, 144A
5.500%	01/15/23	(a)	228	216,030
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		151	156,285
5.750%	01/30/22		377	396,793
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		65	67,348
5.625%	05/01/21		59	60,691
6.000%	03/01/41		150	167,848
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.250%	03/15/42		9	4,950
6.200%	08/01/40		58	34,800
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		12	8,280
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		192	186,240

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
6.875%	03/15/22		20	$19,400
6.875%	01/15/23	(a)	650	628,875
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		406	405,922
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		344	264,021
7.500%	08/01/20		51	44,115
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		81	79,785
Gtd. Notes, 144A
7.250%	06/15/25		115	110,831
Penn VA Corp. Escrow,
Gtd. Notes^
— %	12/31/2099		175	2,625
— %	12/31/2099		115	1,725
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	192,690
7.875%	06/15/26		130	166,504
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	155,063
Phillips 66,
Gtd. Notes
4.300%	04/01/22		43	46,076
4.875%	11/15/44		105	112,550
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		23	20,068
6.500%	12/15/21		204	199,665
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		128	132,801
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		442	419,900
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23		54	58,185
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)	153	142,673
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		232	240,700
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	255	204,000
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20		587	569,718
Shell International Finance BV (Netherlands),
Gtd. Notes
3.750%	09/12/46		94	88,953
4.000%	05/10/46		75	74,056
4.125%	05/11/35		345	359,204

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
4.375%	03/25/20		805	$856,689
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	265,179
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		26	23,010
6.500%	11/15/21	(a)	230	223,675
6.500%	01/01/23		57	54,293
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22		210	195,694
6.700%	01/23/25		160	156,400
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	200,337
1.200%	01/17/18		54	53,918
2.450%	01/17/23		155	153,389
2.650%	01/15/24		214	211,237
3.150%	01/23/22		77	79,145
4.250%	11/23/41		61	62,483
Stone Energy Corp.,
Sec’d. Notes
7.500%	05/31/22		5	5,196
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	180,706
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20		106	108,650
6.250%	04/15/21		110	114,950
6.375%	04/01/23		130	136,604
Tesoro Corp.,
Gtd. Notes, 144A
4.750%	12/15/23		96	103,440
5.125%	12/15/26		107	116,440
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	194,044
8.125%	02/15/30		150	208,610
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	274,471
Total Capital International SA (France),
Gtd. Notes
2.700%	01/25/23		201	202,027
3.700%	01/15/24		120	126,249
3.750%	04/10/24		111	117,250
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		95	88,113
6.800%	03/15/38	(a)	417	304,410
7.500%	04/15/31		21	16,800
9.350%	12/15/41		64	56,960
Gtd. Notes, 144A
9.000%	07/15/23		283	293,613
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22		336	333,480

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
7.125%	04/15/25		79	$77,914
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		76	72,770
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		105	113,138
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		68	67,575
5.750%	03/15/21	(a)	654	614,760
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25		115	108,100
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		64	60,800
6.000%	01/15/22	(a)	342	338,580
7.500%	08/01/20		10	10,500
8.250%	08/01/23		210	227,850

				30,925,549

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		40	38,800
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	114,253
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	220,266
3.800%	11/15/25		35	35,869
8.750%	02/15/21		130	155,626
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	116,799
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21		200	177,000
McDermott International, Inc.,
Sec’d. Notes, 144A
8.000%	05/01/21		133	133,998
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,941
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		117	122,650
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		155	162,925
Gtd. Notes, 144A
3.300%	09/14/21		105	108,502
SESI LLC,
Gtd. Notes
7.125%	12/15/21		40	38,100
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		353	360,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	28	$26,600
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	61	53,833
6.500%	08/01/36	100	85,000
6.750%	09/15/40	26	22,360
7.000%	03/15/38	115	98,325
7.750%	06/15/21	174	174,870
8.250%	06/15/23	13	13,000
Gtd. Notes, 144A
9.875%	02/15/24	26	27,170

			2,330,355

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy, Escrow Shares,
Notes^
— %	12/31/99	167	—
— %	12/31/99	20	—

			—

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	200	206,999
7.250%	05/15/24	545	596,094
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	305	336,644
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23	35	36,444
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20	200	214,573
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	102	104,168
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	36	37,440
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	215	229,244
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27	64	73,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	300	321,815
Sr. Sec’d. Notes
5.750%	10/15/20	999	1,022,317
Sr. Sec’d. Notes, 144A
4.658%(c)	07/15/21	255	259,144

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	470	$504,075

			3,942,397

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	274	274,650
2.850%	05/14/23	350	349,219
3.200%	11/06/22	100	102,566
4.450%	05/14/46	40	41,288
4.500%	05/14/35	797	840,544
Actavis, Inc.,
Gtd. Notes
3.250%	10/01/22	250	255,429
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	155,152
4.550%	03/15/35	656	700,167
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27	155	156,524
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	836	702,658
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	20	17,996
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	30	25,050
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	215	207,502
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	170	169,878
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	540	565,506
Mylan NV,
Gtd. Notes
3.950%	06/15/26	185	187,449
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	480	483,448
Gtd. Notes, 144A
3.125%	01/15/23	380	378,067
Nature’s Bounty Co. (The),
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	490	520,625
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22	180	180,768
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.000%	12/15/36	85	89,799

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21		151	$155,927
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)	515	489,084
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	(a)	228	220,305
5.500%	03/01/23		4	3,395
5.625%	12/01/21		84	75,810
5.875%	05/15/23		4,523	3,878,473
6.125%	04/15/25		124	104,935
6.375%	10/15/20		581	562,844
6.750%	08/15/18		5	5,013
6.750%	08/15/21		95	90,250
7.000%	10/01/20		149	146,579
7.250%	07/15/22	(a)	1,082	1,017,080
7.500%	07/15/21		130	125,938
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		68	71,315
7.000%	03/15/24		661	694,876
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	52,032

				14,098,141

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24		255	260,738
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		400	412,927
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		453	456,397
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26		331	368,573
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		175	175,933
4.150%	07/01/23		34	34,917
4.350%	10/15/24		40	41,200
4.875%	02/01/21		150	158,796
5.600%	10/15/44		125	129,043
5.850%	11/15/43		50	53,636
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		210	223,913
7.000%	06/30/24		177	196,913
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25		210	223,542
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		335	340,025
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
5.750%	04/01/25	113	$112,718
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	215	207,475
4.950%	04/01/22	35	35,525
Gtd. Notes, 144A
4.750%	09/30/21	32	32,640
6.750%	09/15/37	95	102,125
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22	55	54,890
3.700%	07/15/27	75	74,945
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	310	328,600
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	02/01/43	115	109,146
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	157	157,727
4.900%	02/01/24	435	459,025
7.500%	07/01/38	100	121,289
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	256,706
3.700%	02/15/26	10	10,185
3.750%	02/15/25	1,160	1,194,570
3.900%	02/15/24	53	55,127
4.900%	05/15/46	205	220,443
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	128	121,280
5.750%	02/15/21	7	6,983
6.000%	05/15/23	10	9,800
6.750%	08/01/22	25	25,063
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	250	257,428
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	110	114,400
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	23	23,478
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	125	127,172
5.300%	12/01/34	75	77,224
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	315,975
5.150%	10/15/43	72	78,160
6.400%	07/15/18	320	334,312
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	55	55,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		429	$431,920
4.125%	03/01/27		165	165,562
4.875%	12/01/24		100	106,617
4.875%	06/01/25		158	167,543
5.500%	02/15/23		530	544,188
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.119%	12/15/17		171	174,206
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		59	61,360
5.625%	04/28/27		77	80,850
6.750%	02/01/21		39	42,510
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	(a)	677	724,854
6.125%	02/01/41		130	148,252
6.650%	10/01/36		150	180,523
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		176	178,640
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46		60	59,064
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	715	694,919
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		315	326,025
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		184	195,863
5.625%	02/01/21		125	136,084
5.625%	04/15/23		425	472,431
5.625%	03/01/25		103	113,615
6.250%	03/15/22		205	232,137
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		60	57,750
5.625%	11/15/23		193	183,350
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		120	162,316
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	580,225
6.200%	04/15/18		380	392,250
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,518
4.500%	03/15/45		105	103,483
5.950%	09/25/43		38	43,849
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		125	124,844
5.750%	04/15/25		108	108,540

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	405	$409,634
5.350%	05/15/45	155	151,925
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	112	113,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	430	419,788
Gtd. Notes, 144A
5.125%	02/01/25	316	325,480
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	475	485,094
6.125%	10/15/21	250	260,000
6.250%	10/15/22	125	132,813
6.375%	05/01/24	248	268,460
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	181,494
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	400	417,052
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	69,914
3.750%	10/16/23	80	83,933
4.625%	03/01/34	65	71,328
6.200%	10/15/37	150	191,143
7.125%	01/15/19	250	269,094
Transcanada Trust (Canada),
Gtd. Notes
5.300%(c)	03/15/77	115	118,220
5.625%(c)	05/20/75	86	90,843
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	235	233,471
5.375%	06/01/21	198	212,559
5.450%	04/01/44	70	71,058
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	128	126,080
5.750%	06/24/44	25	25,813
7.500%	01/15/31	13	15,405
7.750%	06/15/31	65	77,350
7.875%	09/01/21	40	46,400
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	391	395,296

			20,459,849

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	250	252,500
5.875%	02/01/22	175	179,156
6.000%	08/01/20	9	9,264
6.250%	02/01/22	41	42,743

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Private Equity (continued)

				$483,663

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	202,862
Prologis LP,
Gtd. Notes
3.750%	11/01/25		120	124,927
4.250%	08/15/23		100	107,953

				435,742

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.125%	01/15/27		160	153,572
3.500%	01/31/23		294	301,521
4.400%	02/15/26	(a)	220	230,584
5.000%	02/15/24		126	139,221
5.900%	11/01/21		100	112,666
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48		100	100,763
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23		260	258,703
Sr. Unsec’d. Notes, MTN
4.150%	07/01/47		105	106,124
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24		200	207,483
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		225	221,392
3.850%	02/01/25		200	197,374
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		735	757,050
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		475	479,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26		226	227,935
4.875%	04/15/22		160	174,788
5.250%	01/15/23		450	499,878
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24		125	128,750
5.375%	03/15/27		75	78,094
DDR Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/23		130	125,960
3.500%	01/15/21		370	374,634
3.625%	02/01/25		100	95,132
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		126	129,020
3.875%	02/15/21		385	400,220

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
EPR Properties,
Gtd. Notes
4.500%	04/01/25	300	$304,131
4.500%	06/01/27	120	120,720
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	72	73,800
5.375%	01/01/22	13	13,715
5.375%	04/01/23	455	472,631
5.750%	01/01/25	35	37,669
5.875%	01/15/26	305	332,545
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	256,664
6.650%	01/15/18	250	250,300
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	350	362,182
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	220	220,931
4.625%	12/15/21	22	23,772
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	402	416,573
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	250	251,250
5.875%	01/15/22	250	260,000
5.875%	10/15/24	755	779,538
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	582	593,336
4.000%	06/01/25	192	196,675
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	295	300,900
6.000%	08/15/23	19	20,188
Gtd. Notes, 144A
6.000%	10/01/20	10	10,350
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/27	245	245,045
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	195	212,550
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/23	250	255,625
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	200,739
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	54	57,408
6.750%	02/01/40	100	133,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.,
Gtd. Notes, MTN
2.950%	09/01/26	190	$179,525
Uniti Group, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24	6	5,957
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	456	474,523
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24	102	101,108
Ventas Realty LP,
Gtd. Notes
3.850%	04/01/27	230	231,199
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	370	390,872
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	566	591,153
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	312,693

			14,190,782

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	822	851,798
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	224	222,587
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	105	109,463
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	22,325
9.000%	03/15/19	1,323	668,115
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	29	30,456
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	37	38,943
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	135	135,168
3.875%	07/20/25	345	358,712
4.000%	12/05/23	557	588,365
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	110	111,765
6.000%	08/15/35	80	91,543
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	165	174,125
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.750%	01/15/22	6	5,640

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		34	$35,488
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		89	77,319
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56		120	108,726
3.900%	06/15/47		55	55,755
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		95	95,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		277	282,887
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	205	218,838
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		244	249,796
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.100%	05/03/27		305	303,607
4.650%	04/15/42		130	143,718
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43		80	61,995
7.450%	07/15/17		400	400,453
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		200	220,737
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20		300	307,125
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		511	282,328
Gtd. Notes, PIK, 144A
8.750%	10/15/21		455	218,400
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		23	22,309
7.750%	06/15/26		11	11,028
8.000%	05/01/31		417	412,828
8.700%	05/01/30		5	5,099
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26		200	201,371
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23		10	10,350
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		341	339,295
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25		85	78,506

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		209	$201,424
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		1,303	1,159,668
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	216	221,832
Gtd. Notes, 144A
6.125%	04/01/23	(a)	850	834,594
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		395	401,913
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22		96	78,840
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		150	150,190
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		150	157,406

				10,757,830

Semiconductors — 0.3%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		1,350	1,405,687
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26		145	146,129
4.500%	12/05/36		200	207,233
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.875%	01/15/27		100	102,689
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	(a)	210	219,713
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		604	606,288
3.100%	07/29/22		80	82,880
3.300%	10/01/21		83	86,789
4.100%	05/19/46		70	72,550
4.800%	10/01/41		150	171,825
Micron Technology, Inc.,
Sr. Sec’d. Notes
7.500%	09/15/23		249	278,382
Sr. Unsec’d. Notes
5.500%	02/01/25		8	8,440
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		58	60,233
5.250%	01/15/24		1,188	1,229,580
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		39	44,655
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	03/15/23		1,000	1,052,500

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (continued)
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23	105	$115,238
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	655	653,663
3.250%	05/20/27	300	300,686
4.650%	05/20/35	150	163,467
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	270	275,400
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	915	997,350

			8,281,377

Software — 0.5%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	250	255,313
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	210	226,275
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	110	112,200
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	79	82,950
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	804	858,271
Sec’d. Notes, 144A
5.750%	01/15/24	2,471	2,566,751
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	294	302,358
5.375%	08/15/23	1,074	1,122,330
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings II LLC,
Gtd. Notes, 144A
10.000%	11/30/24	180	202,275
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	119	122,570
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,484	1,535,940
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	273	277,865
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
Gtd. Notes, 144A
6.000%	07/15/25	39	40,170
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	285	274,277
2.875%	02/06/24	145	147,359
3.500%	02/12/35	130	131,073
3.700%	08/08/46	200	197,908

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (continued)
4.100%	02/06/37		270	$290,823
4.200%	11/03/35		410	447,990
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		160	166,800
5.875%	06/01/26		58	62,386
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		300	287,870
3.850%	07/15/36		150	155,064
3.900%	05/15/35		700	721,335
4.000%	07/15/46		180	181,781
4.300%	07/08/34		916	993,870
6.125%	07/08/39		125	163,593
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		465	479,531
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	402	428,130
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		250	287,188
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		135	145,125

				13,267,371

Telecommunications — 1.9%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	182,616
Sr. Unsec’d. Notes
3.125%	07/16/22		400	407,684
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		463	494,830
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		155	155,080
3.400%	05/15/25		1,641	1,613,251
3.600%	02/17/23		321	328,531
3.950%	01/15/25		92	93,765
4.300%	12/15/42		195	181,083
4.350%	06/15/45		473	438,998
4.450%	04/01/24		267	281,070
4.500%	05/15/35		295	290,219
5.150%	03/15/42		71	72,505
5.250%	03/01/37		150	159,807
5.350%	09/01/40		273	289,072
6.000%	08/15/40		200	225,832
Avaya, Inc.,
First Lien, 144A(d)
7.000%	04/01/19		290	232,725
Sec’d. Notes, 144A(d)
10.500%	03/01/21		150	14,624
Sr. Sec’d. Notes, 144A(d)
7.000%	04/01/19	(a)	132	105,929
9.000%	04/01/19		180	144,449

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34		400	$459,296
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30		100	152,048
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		10	10,578
5.625%	04/01/25		325	324,457
5.800%	03/15/22		140	145,600
6.750%	12/01/23		630	678,434
7.500%	04/01/24		95	104,025
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		141	147,373
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40		200	249,416
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		82	81,795
6.000%	06/15/25		1,405	1,499,838
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		22	22,495
5.500%	06/15/24		587	611,032
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		112	111,440
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		300	444,924
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,323	1,336,230
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	(a)	64	57,120
6.875%	01/15/25	(a)	280	220,500
8.500%	04/15/20		211	221,814
9.250%	07/01/21		303	297,240
10.500%	09/15/22		119	113,794
11.000%	09/15/25		1,314	1,218,735
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		441	452,025
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		67	56,118
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		65	69,875
Sr. Sec’d. Notes
5.250%	08/01/26		387	404,415
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		960	794,400
7.250%	04/01/19		382	382,096

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
7.250%	10/15/20	1,442	$1,362,690
7.500%	04/01/21	276	254,610
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	744	801,661
Sr. Unsec’d. Notes, 144A
9.750%	07/15/25	63	62,921
Level 3 Financing, Inc.,
Gtd. Notes
4.939%(c)	01/15/18	40	40,163
5.125%	05/01/23	503	522,174
5.375%	01/15/24	602	628,338
5.375%	05/01/25	525	552,563
5.625%	02/01/23	555	577,200
6.125%	01/15/21	10	10,313
Nippon Telegraph & Telephone Corp. (Japan),
Sr. Sec’d. Notes
1.400%	07/18/17	124	123,999
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	100	115,125
Orange SA (France),
Sr. Unsec’d. Notes
9.000%	03/01/31	230	347,889
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	200	209,250
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22	54	56,228
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	92	87,525
7.750%	02/15/31	23	21,856
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	50	55,524
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	213	225,929
5.450%	10/01/43	118	139,370
8.750%	05/01/32	185	265,630
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	101,660
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20	200	207,918
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	19	21,120
6.900%	05/01/19	508	542,265
8.750%	03/15/32	2,299	2,896,740
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	344	377,650
9.000%	11/15/18	332	360,323
Sr. Unsec’d. Notes
6.000%	11/15/22	43	45,580
7.000%	08/15/20	67	73,700

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
11.500%	11/15/21		228	$291,840
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		691	768,738
7.250%	09/15/21		536	595,630
7.625%	02/15/25	(a)	2,799	3,222,349
7.875%	09/15/23		2,390	2,748,500
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	208,178
4.103%	03/08/27		330	340,938
5.134%	04/27/20		388	418,458
5.462%	02/16/21		45	49,497
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		19	20,330
6.375%	03/01/25		130	140,563
6.500%	01/15/24		1,715	1,843,625
6.625%	04/01/23		232	245,502
6.836%	04/28/23		1,011	1,079,243
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		585	598,163
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22		211	214,114
3.850%	11/01/42		202	176,125
4.125%	03/16/27		136	140,458
4.125%	08/15/46		130	115,700
4.272%	01/15/36		930	897,595
4.400%	11/01/34		131	129,802
4.522%	09/15/48		115	108,801
4.672%	03/15/55		106	99,236
4.862%	08/21/46		504	504,086
5.012%	08/21/54		68	66,920
5.050%	03/15/34		540	571,679
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22		279	280,938
4.812%	03/15/39		755	763,168
5.012%	04/15/49		180	181,783
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.500%	02/19/18		101	100,977
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		870	904,800
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		200	202,100
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	(a)	1,198	989,099
7.500%	06/01/22	(a)	532	474,811
7.500%	04/01/23		115	100,913
7.750%	10/01/21	(a)	875	822,500

				47,884,256

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation — 0.2%
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19		200	$174,999
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.125%	06/15/47		210	220,828
4.375%	09/01/42		88	94,527
5.400%	06/01/41		115	140,077
5.750%	03/15/18		200	206,046
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	214,421
4.800%	09/15/35		135	150,501
6.125%	09/15/15		32	40,139
7.125%	10/15/31		150	204,644
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26		280	270,089
4.250%	06/01/21		65	69,300
6.000%	10/01/36		100	126,115
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		120	118,660
4.100%	02/01/45		100	98,105
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		250	254,859
3.850%	03/15/24		150	154,939
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	345,811
3.850%	01/15/24		292	308,820
5.590%	05/17/25		74	84,249
6.000%	05/23/2111		184	221,544
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/18		55	55,281
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		270	264,385
4.000%	04/15/47		100	102,552
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		85	88,506
6.500%	06/15/22	(a)	765	803,250

				4,812,647

Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		335	333,816
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		75	78,399
5.500%	02/15/24		78	81,471
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	793,898
4.200%	04/01/27		85	87,810

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Trucking & Leasing (continued)

				$1,375,394

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	318,297
4.300%	12/01/42		46	49,660

				367,957

TOTAL CORPORATE BONDS (cost $463,797,833)				473,246,931

FOREIGN GOVERNMENT BONDS — 0.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.500%	04/15/20	AUD	8,000	6,576,839
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
4.750%	09/01/44	EUR	969	1,398,736
Sr. Unsec’d. Notes, 144A
3.500%	03/01/30	EUR	1,615	2,045,563
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		600	627,540
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	302,302
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26		120	148,892
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/26	GBP	6,860	9,173,054

TOTAL FOREIGN GOVERNMENT BONDS (cost $19,824,523)				20,272,926

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		175	226,674
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	263,216

				489,890

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	189,002
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		265	288,720
5.647%	11/01/40		220	278,414
5.647%	11/01/40		60	75,931

				832,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	$214,310

TOTAL MUNICIPAL BONDS (cost $1,305,396)			1,536,267

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.700%(c)	09/25/35	73	65,049
Alternative Loan Trust,
Series 2005-J6, Class 2A1
5.500%	07/25/25	18	17,923
Series 2006-J2, Class A1
1.716%(c)	04/25/36	76	47,001
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
1.406%(c)	09/25/46	393	328,509
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	74	73,907
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	240	240,633
Series 2005-7, Class 30PO, PO
6.250%(s)	11/25/35	34	26,852
Series 2006-1, Class 2A1
5.500%	01/25/36	13	12,130
Series 2006-D, Class 5A2
3.605%(c)	05/20/36	22	19,546
Series 2014-R7, Class 1A1, 144A
1.366%(c)	05/26/36	132	125,465
Series 2014-R7, Class 2A1, 144A
1.356%(c)	09/26/36	65	60,931
Series 2015-R4, Class 5A1, 144A
1.174%(c)	10/25/36	301	284,804
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
3.731%(c)	04/25/34	156	155,438
Series 2004-D, Class 2A1
3.699%(c)	05/25/34	3	3,471
Series 2004-D, Class 2A2
3.699%(c)	05/25/34	28	27,768
Series 2007-3, Class 1A1
6.000%	09/25/37	133	129,017
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
3.547%(c)	07/25/33	103	103,187
Series 2005-12, Class 22A1
3.098%(c)	02/25/36	101	93,668
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.250%	10/25/34	139	139,019
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	308	316,325

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	25	$24,311
Series 2008-AR4, Class 1A1A, 144A
3.573%(c)	11/25/38	8	8,371
Series 2014-10, Class 1A1, 144A
1.159%(c)	11/25/36	71	70,067
Series 2014-10, Class 3A1, 144A
1.223%(c)	07/25/36	83	77,986
Series 2014-10, Class 4A1, 144A
1.193%(c)	02/25/37	110	101,969
Series 2014-11, Class 4A1, 144A
1.124%(c)	07/25/36	71	64,213
Series 2014-12, Class 1A4, 144A
1.149%(c)	08/25/36	272	254,183
Series 2014-12, Class 2A4, 144A
3.336%(c)	02/25/37	67	65,076
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	120	119,721
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	70	69,923
Series 2005-2, Class 2A11
5.500%	05/25/35	158	160,984
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	249	249,312
Series 2007-5, Class A6
1.566%(c)	05/25/37	33	24,828
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR5, Class 7A2
3.416%(c)	06/25/34	73	70,285
Series 2005-5, Class 1A1
5.000%	07/25/20	80	79,281
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
2.783%(c)	07/27/36	40	39,877
Series 2014-10R, Class 4A1, 144A
1.194%(c)	12/27/36	43	42,013
Series 2014-11R, Class 8A1, 144A
1.331%(c)	04/27/37	34	33,559
Series 2014-11R, Class 9A1, 144A
1.164%(c)	10/27/36	130	124,349
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1
1.716%(c)	02/25/35	32	31,042
Series 2005-1, Class 2A1
5.694%(c)	02/25/20	14	13,603
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.816%(c)	01/25/24	47	47,837
Series 2014-C03, Class 1M2
4.216%(c)	07/25/24	145	154,612
Series 2015-C03, Class 1M2
6.216%(c)	07/25/25	458	510,898
Series 2015-C04, Class 1M2
6.916%(c)	04/25/28	526	599,799
Series 2016-C01, Class 1M1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.166%(c)	08/25/28	48	$48,128
Series 2016-C02, Class 1M1
3.366%(c)	09/25/28	51	51,272
Series 2016-C03, Class 2M1
3.416%(c)	10/25/28	94	95,032
Series 2016-C04, Class 1M1
2.666%(c)	01/25/29	157	158,692
Series 2016-C06, Class 1M1
2.516%(c)	04/25/29	207	209,637
Series 2017-C01, Class 1M1
2.516%(c)	07/25/29	140	141,779
Series 2017-C03, Class 1M1
2.166%(c)	10/25/29	190	190,474
Series 2017-C04, Class 2M1
2.066%(c)	11/25/29	166	166,659
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	621	728,277
Series 2002-T1, Class A2
7.000%	11/25/31	405	478,956
Series 2002-T4, Class A2
7.000%	12/25/41	448	516,460
Series 2004-T1, Class 1A1
6.000%	01/25/44	395	447,798
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.989%(s)	12/25/24	152	140,924
Series 369, Class 12, IO
5.500%(c)	05/25/36	551	101,284
Series 383, Class 60, IO
6.500%	10/25/37	135	28,713
Series 416, Class A300
3.000%	11/25/42	1,790	1,786,274
Series 417, Class C11, IO
2.500%	02/25/28	4,358	351,987
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	289	313,982
Series 2001-W3, Class A
6.424%(c)	09/25/41	327	357,109
Series 2002-W6, Class 2A1
6.083%(c)	06/25/42	222	256,854
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,140	1,203,295
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,442	1,644,786
Series 2004-W12, Class 1A2
6.500%	07/25/44	746	865,193
Series 2004-W6, Class 3A4
6.500%	07/25/34	133	134,009
Series 2005-W1, Class 1A2
6.500%	10/25/44	269	308,550
Series 2007-W10, Class 2A
6.356%(c)	08/25/47	244	270,740
Series 2007-W7, Class 2A2, IO
5.314%(c)	07/25/37	23	3,955
Series 2009-W1, Class A
6.000%	12/25/49	474	537,413

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	174	$189,223
Series 1993-136, Class ZB
6.792%(c)	07/25/23	125	136,554
Series 1993-141, Class Z
7.000%	08/25/23	125	136,932
Series 1993-147, Class Z
7.000%	08/25/23	100	109,303
Series 1994-29, Class Z
6.500%	02/25/24	179	197,163
Series 1996-4, Class SA, IO
7.284%(c)	02/25/24	48	7,320
Series 1997-33, Class PA
8.500%	06/18/27	262	303,591
Series 1997-57, Class PN
5.000%	09/18/27	170	182,561
Series 2001-16, Class Z
6.000%	05/25/31	219	248,245
Series 2001-81, Class HE
6.500%	01/25/32	322	366,312
Series 2002-14, Class A1
7.000%	01/25/42	877	1,019,883
Series 2002-26, Class A2
7.500%	01/25/48	426	507,045
Series 2002-82, Class PE
6.000%	12/25/32	327	369,635
Series 2002-86, Class PG
6.000%	12/25/32	720	818,609
Series 2002-90, Class A2
6.500%	11/25/42	208	238,849
Series 2003-18, Class A1
6.500%	12/25/42	325	368,204
Series 2003-21, Class OU
5.500%	03/25/33	93	103,243
Series 2003-24, Class MZ
5.500%	04/25/33	374	407,562
Series 2003-48, Class GH
5.500%	06/25/33	1,727	1,932,636
Series 2003-64, Class KF
1.551%(c)	07/25/18	25	24,559
Series 2004-36, Class SA
16.181%(c)	05/25/34	89	129,429
Series 2004-45, Class ZL
6.000%	10/25/32	295	327,361
Series 2004-60, Class PA
5.500%	04/25/34	54	55,582
Series 2004-68, Class LC
5.000%	09/25/29	298	327,978
Series 2004-101, Class HD
5.000%	01/25/20	62	62,331
Series 2005-22, Class DA
5.500%	12/25/34	86	90,499
Series 2005-30, Class UG
5.000%	04/25/35	479	521,355
Series 2005-57, Class NK
17.136%(c)	07/25/35	74	97,524
Series 2005-84, Class XM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.750%	10/25/35	107	$118,249
Series 2005-87, Class QZ
5.000%	10/25/35	201	211,507
Series 2005-97, Class PO, PO
2.883%(s)	11/25/35	384	377,393
Series 2005-102, Class PG
5.000%	11/25/35	947	1,031,440
Series 2005-110, Class GL
5.500%	12/25/35	562	640,100
Series 2006-2, Class LY
8.000%(c)	12/25/35	23	25,962
Series 2006-9, Class KZ
6.000%	03/25/36	436	493,920
Series 2006-20, Class IB, IO
5.374%(c)	04/25/36	371	58,696
Series 2006-23, Class NS
9.000%(c)	04/25/36	44	48,372
Series 2006-48, Class ND
6.250%	03/25/36	86	87,628
Series 2006-60, Class CO, PO
2.370%(s)	06/25/35	61	60,258
Series 2006-77, Class PC
6.500%	08/25/36	236	262,269
Series 2007-46, Class PA
6.000%	04/25/37	59	63,683
Series 2007-58, Class SV, IO
5.534%(c)	06/25/37	342	52,482
Series 2007-79, Class PE
5.000%	08/25/37	1,100	1,157,693
Series 2007-102, Class SA, IO
5.184%(c)	11/25/37	745	129,249
Series 2008-91, Class SI, IO
4.784%(c)	03/25/38	575	64,619
Series 2008-95, Class AI, IO
5.000%	12/25/23	5	3
Series 2009-15, Class SA, IO
4.984%(c)	03/25/24	181	8,513
Series 2009-62, Class WA
5.570%(c)	08/25/39	806	899,177
Series 2009-112, Class SW, IO
5.034%(c)	01/25/40	472	73,208
Series 2009-112, Class ST, IO
5.034%(c)	01/25/40	718	114,905
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,431,159
Series 2010-19, Class MV
5.000%	02/25/21	524	538,830
Series 2010-35, Class SB, IO
5.204%(c)	04/25/40	279	42,246
Series 2010-43, Class CI, IO
4.500%	02/25/25	101	2,134
Series 2010-49, Class SC
10.228%(c)	03/25/40	157	187,797
Series 2010-64, Class DM
5.000%	06/25/40	223	242,330
Series 2011-22, Class MA
6.500%	04/25/38	273	292,668
Series 2011-39, Class ZA

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	11/25/32	384	$434,910
Series 2011-52, Class GB
5.000%	06/25/41	523	574,233
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,797,894
Series 2012-98, Class SA, IO
4.834%(c)	05/25/39	256	36,210
Series 2012-104, Class QS, IO
4.884%(c)	03/25/39	80	12,224
Series 2012-111, Class KS, IO
4.934%(c)	01/25/40	35	4,067
Series 2012-120, Class SE, IO
4.984%(c)	02/25/39	287	44,593
Series 2012-124, Class DS, IO
4.934%(c)	04/25/40	197	28,835
Series 2013-4, Class PC
2.000%	06/25/42	1,219	1,194,153
Series 2013-4, Class AJ
3.500%	02/25/43	984	1,017,589
Series 2013-83, Class CA
3.500%	10/25/37	888	916,817
Series 2013-96, Class YA
3.500%	09/25/38	1,504	1,564,932
Series 2016-38, Class NA
3.000%	01/25/46	3,131	3,194,735
Series G93-17, Class S, IO
7.784%(c)	04/25/23	177	27,580
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	151	168,445
Series 2003-W3, Class 2A5
5.356%	06/25/42	333	364,081
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,097	1,209,777
Series 2003-W6, Class 3A
6.500%	09/25/42	266	306,115
Series 2003-W12, Class 2A7
4.680%	06/25/43	329	349,421
Series 2004-W2, Class 2A2
7.000%	02/25/44	226	264,096
Series 2004-W2, Class 5A
7.500%	03/25/44	247	291,328
Series 2004-W8, Class 2A
6.500%	06/25/44	263	301,999
Series 2005-W4, Class 1A1
6.000%	08/25/45	164	186,124
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	246	265,783
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.991%(c)	09/25/33	298	302,091
Freddie Mac REMICS,
Series 1049, Class S
34.771%(c)	02/15/21	6	6,776
Series 1621, Class J
6.400%	11/15/23	70	74,994
Series 1630, Class PK

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	11/15/23	177	$190,763
Series 1675, Class KZ
6.500%	02/15/24	161	178,452
Series 1680, Class PK
6.500%	02/15/24	189	209,537
Series 1695, Class EB
7.000%	03/15/24	230	252,849
Series 1980, Class Z
7.000%	07/15/27	319	363,689
Series 2353, Class KZ
6.500%	09/15/31	344	400,627
Series 2535, Class AW
5.500%	12/15/32	127	141,580
Series 2557, Class HL
5.300%	01/15/33	873	958,149
Series 2595, Class DC
5.000%	04/15/23	479	504,562
Series 2595, Class GC
5.500%	04/15/23	168	181,947
Series 2611, Class TM
10.000%(c)	05/15/33	39	47,891
Series 2626, Class JC
5.000%	06/15/23	1,007	1,066,745
Series 2628, Class AB
4.500%	06/15/18	18	18,446
Series 2630, Class FL
1.659%(c)	06/15/18	18	17,593
Series 2643, Class SA
37.967%(c)	03/15/32	28	56,465
Series 2764, Class UG
5.000%	03/15/34	1,360	1,514,847
Series 2862, Class GB
5.000%	09/15/24	167	176,576
Series 2864, Class NB
5.500%	07/15/33	168	170,148
Series 2885, Class LZ
6.000%	11/15/34	1,317	1,533,250
Series 2893, Class PE
5.000%	11/15/34	439	480,665
Series 2922, Class SU
11.982%(c)	02/15/35	77	93,467
Series 2980, Class QA
6.000%	05/15/35	475	540,121
Series 2990, Class SR, IO
5.491%(c)	03/15/35	722	88,358
Series 3005, Class ED
5.000%	07/15/25	376	401,688
Series 3017, Class OC, PO
3.010%(s)	08/15/25	133	126,094
Series 3126, Class AO, PO
1.912%(s)	03/15/36	74	67,957
Series 3187, Class Z
5.000%	07/15/36	658	722,096
Series 3201, Class IN, IO
5.091%(c)	08/15/36	399	47,533
Series 3218, Class HS, IO
6.041%(c)	09/15/26	465	70,687
Series 3237, Class BO, PO

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.507%(s)	11/15/36	392	$330,906
Series 3306, Class TB
3.909%(c)	04/15/37	33	35,171
Series 3306, Class TC
3.369%(c)	04/15/37	29	30,431
Series 3383, Class KB
5.500%	11/15/27	1,140	1,263,121
Series 3385, Class SN, IO
4.841%(c)	11/15/37	103	10,314
Series 3405, Class PE
5.000%	01/15/38	582	641,378
Series 3443, Class PT
6.500%	03/15/37	862	976,936
Series 3564, Class JA
4.000%	01/15/18	21	21,165
Series 3593, Class SL, IO
5.241%(c)	11/15/24	294	25,793
Series 3605, Class NC
5.500%	06/15/37	955	1,074,125
Series 3609, Class SA, IO
5.181%(c)	12/15/39	970	163,217
Series 3648, Class CY
4.500%	03/15/30	1,002	1,080,317
Series 3662, Class PJ
5.000%	04/15/40	849	928,129
Series 3677, Class PB
4.500%	05/15/40	1,184	1,263,726
Series 3688, Class GT
7.295%(c)	11/15/46	220	257,652
Series 3739, Class MC
4.000%	11/15/38	1,270	1,338,656
Series 3740, Class SB, IO
4.841%(c)	10/15/40	432	65,673
Series 3747, Class HI, IO
4.500%	07/15/37	140	3,570
Series 3784, Class S, IO
5.441%(c)	07/15/23	510	48,232
Series 3852, Class QN
5.500%(c)	05/15/41	332	348,009
Series 3852, Class TP
5.500%(c)	05/15/41	445	484,537
Series 3855, Class HI, IO
4.000%	02/15/26	401	14,651
Series 3859, Class JB
5.000%	05/15/41	876	950,712
Series 4030, Class IL, IO
3.500%	04/15/27	2,932	280,037
Series 4057, Class BS, IO
4.891%(c)	09/15/39	156	19,208
Series 4093, Class SD, IO
5.541%(c)	01/15/38	240	45,646
Series 4099, Class BS, IO
4.891%(c)	06/15/39	152	23,931
Series 4100, Class KJ
3.500%	08/15/42	18	18,020
Series 4113, Class JS, IO
4.891%(c)	07/15/39	65	7,556
Series 4123, Class SA, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.041%(c)	09/15/39	79	$11,381
Series 4199, Class SD, IO
5.041%(c)	06/15/39	330	45,744
Series 4374, Class NC
2.750%	02/15/46	1,513	1,563,847
Freddie Mac Strips, Series 279, Class 35
3.500%	09/15/42	995	1,015,084
Series 304, Class C32, IO
3.000%	12/15/27	2,404	204,007
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2
3.416%(c)	02/25/24	742	762,746
Series 2014-DN3, Class M2
3.616%(c)	08/25/24	16	15,654
Series 2015-DNA2, Class M2
3.816%(c)	12/25/27	180	184,674
Series 2016-DNA3, Class M2
3.216%(c)	12/25/28	250	256,244
Freddie Mac Structured Pass-Through Certificates, Series T-58, Class 3A
7.000%	09/25/43	616	737,560
GMACM Mortgage Loan Trust, Series 2003-J10, Class A1
4.750%	01/25/19	36	35,463
Government National Mortgage Assoc., Series 2002-41, Class HS, IO
5.828%(c)	06/16/32	585	103,434
Series 2002-84, Class PH
6.000%	11/16/32	818	932,802
Series 2003-25, Class PZ
5.500%	04/20/33	525	581,404
Series 2003-58, Class PC
5.000%	07/20/33	1,525	1,689,316
Series 2003-86, Class ZC
4.500%	10/20/33	382	410,085
Series 2004-19, Class KE
5.000%	03/16/34	1,426	1,567,505
Series 2004-30, Class UC
5.500%	02/20/34	183	188,696
Series 2004-86, Class SP, IO
4.888%(c)	09/20/34	740	92,349
Series 2004-88, Class ES, IO
4.891%(c)	06/17/34	732	68,598
Series 2005-30, Class WD
6.000%	07/20/33	269	284,625
Series 2006-23, Class S, IO
5.288%(c)	01/20/36	362	17,762
Series 2006-26, Class S, IO
5.288%(c)	06/20/36	469	93,356
Series 2007-16, Class KU, IO
5.438%(c)	04/20/37	609	106,692
Series 2007-24, Class SA, IO
5.298%(c)	05/20/37	1,354	243,712
Series 2007-35, Class TE
6.000%	06/20/37	1,192	1,336,449
Series 2007-58, Class SD, IO
5.278%(c)	10/20/37	815	133,273

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-59, Class SP, IO
5.458%(c)	04/20/37	447	$41,792
Series 2008-36, Class AY
5.000%	04/16/23	326	333,596
Series 2008-47, Class ML
5.250%	06/16/38	760	863,865
Series 2008-62, Class SA, IO
4.938%(c)	07/20/38	363	58,786
Series 2008-73, Class SK, IO
5.528%(c)	08/20/38	703	116,364
Series 2008-79, Class SA, IO
6.338%(c)	09/20/38	350	64,563
Series 2009-6, Class CI, IO
6.500%	11/16/38	75	5,106
Series 2009-16, Class SJ, IO
5.588%(c)	05/20/37	841	157,159
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	1,764	56,647
Series 2009-65, Class LB
6.000%	07/16/39	109	122,039
Series 2009-77, Class CS, IO
5.828%(c)	06/16/38	732	66,835
Series 2009-81, Class A
5.750%	09/20/36	208	230,850
Series 2009-106, Class ST, IO
4.788%(c)	02/20/38	692	110,894
Series 2009-106, Class XL, IO
5.538%(c)	06/20/37	555	61,097
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	2,881	44,709
Series 2010-4, Class SB, IO
5.328%(c)	08/16/39	485	32,033
Series 2010-14, Class AO, PO
3.148%(s)	12/20/32	55	52,239
Series 2010-14, Class QP
6.000%	12/20/39	33	33,335
Series 2010-31, Class SK, IO
4.888%(c)	11/20/34	427	61,501
Series 2010-85, Class ID, IO
6.000%	09/20/39	440	87,624
Series 2010-129, Class AW
6.082%(c)	04/20/37	1,129	1,254,892
Series 2010-157, Class OP, PO
2.409%(s)	12/20/40	574	506,276
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,950,073
Series 2012-H31, Class FD
1.333%(c)	12/20/62	1,150	1,142,599
Series 2013-H04, Class BA
1.650%	02/20/63	1,367	1,361,205
Series 2013-H05, Class FB
1.393%(c)	02/20/62	798	798,540
GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 144A
1.194%(c)	04/26/37	60	57,262
GSR Mortgage Loan Trust, Series 2004-11, Class 1A1
3.358%(c)	09/25/34	113	113,713

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-6F, Class 2A4
5.500%	05/25/34	138		$142,093
Series 2005-7F, Class 3A2
1.716%(c)	09/25/35	937		884,464
Series 2006-2F, Class 2A1
5.750%	02/25/36	28		26,960
Series 2006-3F, Class 2A7
5.750%	03/25/36	102		101,216
HarborView Mortgage Loan Trust, Series 2004-9, Class 2A
3.252%(c)	12/19/34	34		28,470
Series 2006-9, Class 2A1A
1.419%(c)	11/19/36	110		87,544
Homestar Mortgage Acceptance Corp., Series 2004-4, Class A3
2.316%(c)	09/25/34	415		410,083
Impac CMB Trust, Series 2005-1, Class 2A1
1.726%(c)	04/25/35	258		246,635
JPMorgan Mortgage Trust, Series 2004-S1, Class 3A1
5.500%	09/25/34	161		160,656
Series 2005-S2, Class 4A3
5.500%	09/25/20	62		60,089
Series 2006-A2, Class 5A1
3.142%(c)	11/25/33	50		50,922
Series 2006-A2, Class 5A3
3.142%(c)	11/25/33	189		192,064
Series 2007-A1, Class 5A5
3.406%(c)	07/25/35	120		120,309
Lehman Mortgage Trust, Series 2006-4, Class 3A1
5.000%	08/25/21	16		15,972
Lehman XS Trust, Series 2006-18N, Class A2A
1.366%(c)	12/25/36	—	(r)	387
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 5A1
3.187%(c)	08/25/34	154		153,730
Series 2004-13, Class 3A7
3.190%(c)	11/21/34	180		184,485
MASTR Alternative Loan Trust, Series 2003-8, Class 5A1
5.000%	11/25/18	21		21,770
Series 2003-9, Class 5A1
4.500%	12/25/18	45		44,886
Series 2004-1, Class 4A1
5.500%	02/25/34	107		108,040
Series 2004-3, Class 2A1
6.250%	04/25/34	246		256,163
Series 2005-5, Class 3A1
5.750%	08/25/35	76		64,794
MASTR Asset Securitization Trust, Series 2003-11, Class 8A1
5.500%	12/25/33	430		437,298
Series 2004-6, Class 3A1
5.250%	07/25/19	34		34,104
Series 2004-6, Class 4A1

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.000%	07/25/19	40	$40,376
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	49	50,632
Series 2006-3, Class 30PO, PO
4.360%(s)	10/25/36	143	113,299
Merrill Lynch Mortgage Investors Trust, Series 2003-F, Class A1
1.856%(c)	10/25/28	482	472,456
Series 2004-B, Class A1
1.716%(c)	05/25/29	387	378,959
Series 2004-HB1, Class A3
3.009%(c)	04/25/29	128	125,977
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-HYB1, Class A3
2.618%(c)	03/25/33	265	242,686
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6
3.267%(c)	09/25/34	200	204,918
Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 144A
1.337%(c)	12/26/36	71	66,185
PHH Mortgage Trust, Series 2008-CIM2, Class 5A1
6.000%	07/25/38	92	93,268
Prime Mortgage Trust, Series 2004-2, Class A2
4.750%	11/25/19	57	57,551
Series 2004-CL1, Class 1A1
6.000%	02/25/34	212	222,016
RAAC Trust, Series 2005-SP1, Class 2A1
5.250%	09/25/34	103	104,518
RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, 144A
1.154%(c)	09/26/36	18	17,046
Residential Accredit Loans, Inc. Trust, Series 2003-QS16, Class A1
5.000%	08/25/18	18	17,624
Series 2003-QS20, Class A1
5.000%	11/25/18	20	19,828
Series 2004-QS3, Class CB
5.000%	03/25/19	56	55,574
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
3.316%(c)	12/25/34	205	208,172
Series 2006-R1, Class A2
1.616%(c)	01/25/46	270	127,935
Residential Funding Mortgage Securities I, Series 2006-S12, Class 2A2
6.000%	12/25/36	95	91,301
Series 2006-S9, Class A1
6.250%	09/25/36	86	79,446
Sequoia Mortgage Trust, Series 2004-8, Class A2
2.104%(c)	09/20/34	284	278,389
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,105,208

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	$1,072,632
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A
1.586%(c)	07/25/34	964	938,223
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1
1.909%(c)	03/19/34	831	805,591
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A
3.491%(c)	06/25/33	77	77,607
Series 2003-26A, Class 3A5
3.272%(c)	09/25/33	311	306,277
Series 2003-29, Class 1A1
4.750%	09/25/18	25	25,150
Series 2004-7, Class 2A1
5.500%(c)	05/25/24	103	105,044
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
1.956%(c)	09/25/44	344	317,130
Series 2007-4, Class 3A1
5.484%(c)	09/25/37	13	12,655
Vendee Mortgage Trust, Series 1996-2, Class 1Z
6.750%	06/15/26	211	235,721
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR4, Class A7
3.057%(c)	05/25/33	284	287,114
Series 2003-S1, Class A5
5.500%	04/25/33	193	197,897
Series 2004-S3, Class 3A2
6.000%	07/25/34	251	261,977
Series 2005-7, Class 1A2
1.666%(c)	09/25/35	28	21,393
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-B, Class A1
3.019%(c)	02/25/34	53	53,198
Series 2004-EE, Class 2A2
3.237%(c)	12/25/34	210	214,584
Series 2004-O, Class A1
3.009%(c)	08/25/34	119	121,575
Series 2005-16, Class A8
5.750%	01/25/36	13	13,778
Series 2005-AR9, Class 3A1
3.360%(c)	06/25/34	165	169,119
Series 2006-11, Class A8
6.000%	09/25/36	48	45,441
Series 2006-17, Class A1
5.500%	11/25/21	20	20,746
Series 2007-11, Class A85
6.000%	08/25/37	138	138,376
Series 2007-11, Class A96
6.000%	08/25/37	16	16,481
Series 2007-3, Class 3A1
5.500%	04/25/22	4	4,311

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $105,585,627)			108,092,929

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	1,750	$1,169,789
Federal Home Loan Mortgage Corp.
2.686%(c)	10/01/36	89	94,395
3.000%	12/01/42	2,035	2,042,135
4.000%	02/01/26	598	627,279
4.000%	01/01/32	579	618,823
4.000%	10/01/42	1,220	1,293,679
4.500%	04/01/47	1,486	1,592,076
4.500%	05/01/47	2,582	2,766,238
4.500%	05/01/47	869	931,009
5.000%	11/01/23	154	157,791
5.500%	12/01/24	346	364,528
5.500%	01/01/33	156	172,150
5.500%	06/01/35	345	387,088
6.000%	12/01/23	109	122,079
6.000%	11/01/24	351	393,976
6.000%	02/01/28	217	243,575
6.000%	09/01/35	185	209,498
6.000%	12/01/36	107	121,717
6.500%	10/01/22	122	132,598
6.500%	05/01/25	125	133,575
6.500%	08/01/27	261	293,490
6.500%	01/01/29	149	162,606
6.500%	05/01/36	56	63,647
6.500%	09/01/36	37	41,297
6.500%	05/01/37	127	141,173
7.000%	09/01/36	163	178,094
7.000%	11/01/37	359	411,510
8.000%	02/01/38	97	105,518
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,110,409
2.330%	01/01/23	1,871	1,882,739
2.340%	12/01/22	2,174	2,188,239
2.350%	05/01/23	1,374	1,373,014
2.370%	12/01/22	1,514	1,537,967
2.480%	02/01/25	2,042	2,038,707
2.520%	05/01/23	2,000	2,020,708
2.570%	03/01/23	1,896	1,927,612
2.619%	12/01/22	1,450	1,478,520
2.710%	10/01/22	2,103	2,093,979
2.750%	03/01/22	1,214	1,245,453
2.820%	12/01/24	2,104	2,147,250
2.900%	12/01/24	512	522,831
2.960%	04/01/22	1,817	1,877,173
3.025%	08/01/29	1,364	1,382,540
3.030%	12/01/21	1,647	1,704,932
3.070%	02/01/25	5,105	5,257,436
3.340%	11/01/30	709	727,369
3.380%	01/01/18	1,430	1,430,763
3.416%	10/01/20	989	1,027,358
3.440%	11/01/23	2,319	2,444,582
3.500%	07/01/32	1,281	1,333,072
3.500%	07/01/32	496	515,901
3.500%	10/01/32	1,429	1,487,304
3.500%	11/01/32	1,227	1,276,278
3.500%	03/01/33	1,255	1,305,723
3.500%	09/01/42	1,295	1,336,102

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/42	1,251	$1,290,734
3.500%	01/01/43	1,590	1,641,489
3.500%	03/01/43	1,315	1,357,786
3.500%	05/01/43	1,400	1,444,992
3.500%	06/01/43	1,658	1,704,582
3.500%	06/01/43	1,463	1,510,468
3.500%	07/01/43	3,328	3,437,067
3.500%	07/01/43	1,472	1,519,100
3.500%	01/01/44	2,254	2,326,692
3.590%	10/01/20	1,317	1,380,994
3.690%	11/01/23	1,345	1,432,381
3.729%	06/01/18	1,340	1,353,223
3.885%	08/01/25	1,850	1,994,702
4.000%	06/01/42	2,274	2,411,666
4.000%	07/01/42	1,419	1,504,200
4.000%	06/01/43	3,402	3,629,603
4.000%	06/01/43	1,820	1,930,599
4.000%	07/01/43	1,655	1,754,389
4.000%	06/01/47	3,500	3,712,435
4.010%	08/01/21	1,612	1,724,030
4.340%	04/01/20	1,728	1,827,025
4.500%	04/01/44	1,838	2,002,927
4.500%	04/01/44	1,499	1,633,655
5.000%	12/01/19	115	119,082
5.000%	05/01/23	240	261,880
5.000%	06/01/23	347	367,601
5.000%	07/01/25	300	317,227
5.000%	02/01/35	337	369,997
5.000%	10/01/39	752	830,145
5.500%	01/01/19	29	29,722
5.500%	06/01/20	22	22,817
5.500%	09/01/23	96	100,923
5.500%	01/01/38	270	301,530
6.000%	09/01/19	9	9,711
6.000%	08/01/21	123	128,949
6.000%	09/01/22	29	29,816
6.000%	01/01/24	305	329,275
6.000%	07/01/24	78	83,734
6.000%	04/01/28	114	127,893
6.000%	05/01/28	72	81,222
6.000%	12/01/32	471	536,396
6.000%	03/01/34	549	626,988
6.000%	04/01/34	101	108,708
6.000%	04/01/35	143	163,700
6.000%	01/01/36	50	57,081
6.000%	10/01/36	35	40,315
6.000%	08/01/37	140	158,880
6.000%	08/01/37	76	85,509
6.266%(c)	09/01/37	73	75,118
6.500%	09/01/22	93	100,308
6.500%	12/01/23	122	133,051
6.500%	09/01/28	120	132,195
6.500%	07/01/36	35	40,175
6.500%	05/01/37	44	47,868
6.500%	07/01/37	123	136,688
6.500%	10/01/38	125	142,698
6.500%	10/01/38	86	97,333
7.000%	04/01/37	86	99,975

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
8.000%	12/01/36		828	$989,181
Government National Mortgage Assoc.
6.000%	08/15/36		2,144	2,439,320
6.000%	09/20/36		102	115,661
6.000%	05/20/38		15	15,932
6.000%	09/20/38		144	160,364
6.000%	03/20/41		64	71,417
6.500%	10/15/23		110	116,780
6.500%	01/15/33		185	217,639
6.500%	01/20/39		61	68,374
6.500%	10/20/39		290	326,765
6.500%	10/20/39		239	268,634
6.500%	12/20/40		624	727,481
7.000%	10/20/38		309	358,482
7.000%	12/20/38		124	145,806
7.500%	01/20/35		231	264,320
8.000%	05/20/32		580	662,833
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21		995	930,221
2.745%(s)	01/15/30		1,000	688,198
Resolution Funding Corp. Interest Strip, Bonds
2.175%(s)	10/15/25		235	190,342
2.830%(s)	01/15/26		270	216,662
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		885	1,111,231
5.250%	09/15/39		130	170,311
5.880%	04/01/36		3,430	4,701,131
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	667,598

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $125,307,624)				127,089,226

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds
2.875%	11/15/46		900	904,957
3.000%	02/15/47		60	61,894
3.125%	02/15/43		1,600	1,690,374
3.625%	08/15/43		8,650	9,950,882
3.750%	08/15/41		6,660	7,797,661
4.375%	05/15/40		3,940	5,028,425
4.500%	08/15/39		5,000	6,477,345
5.250%	11/15/28		22,500	28,965,240
5.500%	08/15/28		7,000	9,152,773
6.500%	11/15/26		6,000	8,146,170
7.250%	08/15/22		10,000	12,596,880
U.S. Treasury Notes
0.750%	01/31/18	(k)	16,955	16,913,155
1.500%	06/15/20		670	669,058
2.000%	05/31/21		15,000	15,152,340
2.125%	05/15/25		9,050	8,993,085
2.750%	11/15/23		10,000	10,409,380
3.125%	05/15/21	(k)	90	94,690
U.S. Treasury Strips Coupon
1.928%(s)	08/15/24		1,000	853,540
1.930%(s)	08/15/23		815	716,342
2.040%(s)	05/15/21		1,200	1,119,654
2.142%(s)	05/15/20		3,084	2,950,213
2.257%(s)	05/15/28		8,085	6,168,313

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.310%(s)	08/15/32		600	$401,137
2.347%(s)	02/15/23		1,595	1,420,773
2.458%(s)	05/15/34		5,100	3,227,566
2.477%(s)	11/15/33		6,600	4,243,543
2.486%(s)	05/15/32		5,000	3,369,935
2.486%(s)	02/15/34		2,500	1,593,410
2.494%(s)	11/15/28		500	375,860
2.530%(s)	11/15/32		11,200	7,430,562
2.595%(s)	11/15/26		600	478,995
2.663%(s)	02/15/22		2,825	2,586,372
2.693%(s)	02/15/33		14,600	9,603,019
2.699%(s)	02/15/27		7,000	5,542,047
2.749%(s)	08/15/20		6,500	6,181,721
2.809%(s)	05/15/33		2,500	1,633,125
2.899%(s)	08/15/31		3,000	2,072,229
3.382%(s)	05/15/31		3,335	2,315,487
4.165%(s)	02/15/30		4,000	2,888,916
4.357%(s)	11/15/29		3,000	2,187,174
4.721%(s)	11/15/27		1,350	1,046,265

TOTAL U.S. TREASURY OBLIGATIONS (cost $212,076,287)				213,410,507

TOTAL LONG-TERM INVESTMENTS (cost $2,011,978,767)				2,174,836,496

			Shares
SHORT-TERM INVESTMENTS — 18.8%
AFFILIATED MUTUAL FUNDS — 17.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			352,876,896	352,876,896
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $96,425,944; includes $96,335,300 of cash collateral for securities on loan)(b)(w)			96,408,638	96,418,279

TOTAL AFFILIATED MUTUAL FUNDS (cost $449,302,839)				449,295,175

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.4%
U.S. Treasury Bills
0.540%	07/06/17		6,000	5,999,622
0.576%	07/13/17		6,000	5,998,710
0.780%	07/27/17		6,500	6,496,445
0.780%	08/10/17		5,000	4,995,400
0.800%	07/20/17		6,800	6,797,491
0.845%	09/07/17	(k)	15	14,974
0.850%	09/07/17	(k)	5	4,991
0.890%	09/07/17	(k)	100	99,826
0.900%	09/07/17	(k)	400	399,303

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (continued)
0.915%	08/17/17		5,000	$4,994,350
1.085%	12/07/17	(k)	594	591,229

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,392,046)				36,392,341

			Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 12/18/17, Strike Price $98.38 (cost $14,466)			288	5,031

TOTAL SHORT-TERM INVESTMENTS (cost $485,709,351)				485,692,547

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 103.1% (cost $2,497,688,118)				2,660,529,043

Interest Rate	Maturity Date		Principal Amount (000)#
SECURITY SOLD SHORT — (0.0)%
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc.
3.500%	TBA		50	(51,354)

(proceeds received $51,641)

			Notional Amount (000)#
OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
90 Day Euro Dollar Futures,
expiring 12/18/17, Strike Price $98.75			288	(2,875)

Put Options — 0.0%
90 Day Euro Dollar Futures,
expiring 12/18/17, Strike Price $98.25			288	(1,438)

TOTAL OPTIONS WRITTEN (premiums received $16,619)				(4,313)

Value
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 103.1% (cost $2,497,619,858)	$2,660,473,376
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.1)%	(80,405,988)

NET ASSETS — 100.0%	$2,580,067,388

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,635,966 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,133,019; cash collateral of $96,335,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $453,113 is 0.0% of net assets.

(i)	Post-maturity date.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
25	2 Year U.S. Treasury Notes	Sep. 2017	$5,411,719	$5,402,734	$(8,985)
49	3 Year Australian Treasury Bonds	Sep. 2017	11,530,830	11,506,597	(24,233)
302	5 Year U.S. Treasury Notes	Sep. 2017	35,748,648	35,586,453	(162,195)

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
811	10 Year Australian Treasury Bonds	Sep. 2017	$628,069,660	$626,778,982	$(1,290,678)
266	10 Year U.S. Treasury Notes	Sep. 2017	33,471,219	33,391,312	(79,907)
15	20 Year U.S. Treasury Bonds	Sep. 2017	2,323,750	2,305,313	(18,437)
182	ASX SPI 200 Index	Sep. 2017	20,006,975	19,755,240	(251,735)
189	Euro Currency	Sep. 2017	26,585,213	27,090,788	505,575
1,014	Euro STOXX 50 Index	Sep. 2017	41,047,308	39,735,866	(1,311,442)
51	Hang Seng China Enterprises Index	Jul. 2017	3,375,686	3,329,800	(45,886)
1,199	Mini MSCI Emerging Markets Index	Sep. 2017	59,892,539	60,447,585	555,046
566	Russell 2000 Mini Index	Sep. 2017	40,179,568	40,024,690	(154,878)
211	S&P 500 E-Mini Index	Sep. 2017	25,619,510	25,540,495	(79,015)
52	SGX MSCI Singapore index	Jul. 2017	1,350,946	1,353,870	2,924
267	TOPIX Index	Sep. 2017	38,045,486	38,254,768	209,282

					(2,154,564)

Short Positions:
6	90 Day Euro Dollar	Sep. 2017	1,478,350	1,479,675	(1,325)
6	90 Day Euro Dollar	Sep. 2018	1,475,925	1,474,350	1,575
8	90 Day Euro Dollar	Dec. 2019	1,949,600	1,959,100	(9,500)
12	2 Year U.S. Treasury Notes	Sep. 2017	2,595,813	2,593,313	2,500
30	5 Year Euro-Bobl	Sep. 2017	4,557,325	4,512,644	44,681
18	5 Year U.S. Treasury Notes	Sep. 2017	2,126,570	2,121,047	5,523
419	10 Year Euro-Bund	Sep. 2017	78,822,190	77,464,799	1,357,391
257	10 Year U.K. Gilt	Sep. 2017	42,848,654	42,032,210	816,444
74	10 Year U.S. Treasury Notes	Sep. 2017	9,326,000	9,289,312	36,688
60	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	8,106,531	8,088,750	17,781
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	496,438	497,625	(1,187)
302	FTSE 100 Index	Sep. 2017	29,233,218	28,487,783	745,435
3,675	MSCI Europe Net Total Return Index	Sep. 2017	89,852,634	87,830,796	2,021,838
10	NASDAQ 100 E-Mini Index	Sep. 2017	1,176,400	1,130,550	45,850
23	Yen Denominated Nikkei 225 Index	Sep. 2017	2,051,389	2,051,545	(156)

					5,083,538

					$2,928,974

Cash and foreign currency of $11,643,726 and securities with a combined market value of $17,424,760 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/24/17	Credit Suisse First Boston Corp.	AUD	615	$468,625	$472,524	$3,899
Expiring 08/08/17	Australia and New Zealand Banking Group	AUD	5,657	4,185,539	4,345,779	160,240
Expiring 08/08/17	Australia and New Zealand Banking Group	AUD	565	417,782	433,805	16,023
Expiring 08/08/17	Royal Bank of Scotland Group PLC	AUD	478	353,680	367,036	13,356
British Pound,
Expiring 07/14/17	Australia and New Zealand Banking Group	GBP	213	271,246	278,024	6,778
Expiring 07/14/17	Citigroup Global Markets	GBP	21,500	27,395,868	28,015,796	619,928
Expiring 07/26/17	Australia and New Zealand Banking Group	GBP	589	746,966	768,258	21,292

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 08/08/17	Australia and New Zealand Banking Group	GBP	331	$420,691	$431,527	$10,836
Expiring 08/08/17	Bank of America	GBP	1,420	1,828,021	1,851,299	23,278
Expiring 08/08/17	Royal Bank of Scotland Group PLC	GBP	268	344,674	350,035	5,361
Expiring 08/08/17	Royal Bank of Scotland Group PLC	GBP	246	314,433	320,578	6,145
Canadian Dollar,
Expiring 07/25/17	BNP Paribas	CAD	67	51,230	51,362	132
Expiring 09/20/17	State Street Bank	CAD	3,210	2,434,311	2,478,603	44,292
Chilean Peso,
Expiring 07/24/17	Credit Suisse First Boston Corp.	CLP	153,209	232,065	230,637	(1,428)
Expiring 07/24/17	Goldman Sachs & Co.	CLP	153,208	229,697	230,634	937
Danish Krone,
Expiring 08/08/17	Citigroup Global Markets	DKK	1,620	245,262	249,403	4,141
Euro,
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	2,118	2,367,055	2,420,556	53,501
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	1,745	1,992,388	1,994,914	2,526
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	1,503	1,680,519	1,718,212	37,693
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	936	1,050,984	1,070,288	19,304
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	562	629,049	642,639	13,590
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	350	392,057	400,390	8,333
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	325	365,224	371,738	6,514
Expiring 07/14/17	Deutsche Bank AG	EUR	702	795,977	801,950	5,973
Expiring 07/14/17	Deutsche Bank AG	EUR	556	635,258	635,901	643
Expiring 07/14/17	National Australia Bank Ltd.	EUR	1,482	1,691,982	1,693,411	1,429
Expiring 07/26/17	Australia and New Zealand Banking Group	EUR	574	642,348	656,494	14,146
Expiring 07/26/17	Australia and New Zealand Banking Group	EUR	411	464,453	469,884	5,431
Expiring 07/26/17	Royal Bank of Scotland Group PLC	EUR	689	786,957	787,815	858
Expiring 08/08/17	Australia and New Zealand Banking Group	EUR	294	330,934	336,913	5,979
Expiring 08/08/17	Australia and New Zealand Banking Group	EUR	204	233,895	234,028	133
Expiring 08/08/17	Deutsche Bank AG	EUR	401	437,780	458,947	21,167
Expiring 08/08/17	Toronto Dominion	EUR	294	330,096	336,646	6,550
Expiring 08/08/17	UBS AG	EUR	3,944	4,439,977	4,513,863	73,886
Expiring 09/20/17	Australia and New Zealand Banking Group	EUR	543	622,088	622,815	727
Hong Kong Dollar,
Expiring 07/26/17	Deutsche Bank AG	HKD	2,497	320,447	320,130	(317)
Expiring 08/08/17	Australia and New Zealand Banking Group	HKD	2,288	294,097	293,391	(706)
Expiring 08/08/17	Hong Kong & Shanghai Bank	HKD	6,669	858,648	855,176	(3,472)
Indian Rupee,
Expiring 07/13/17	BNP Paribas	INR	23,254	339,822	359,104	19,282
Japanese Yen,
Expiring 07/13/17	Deutsche Bank AG	JPY	80,670	735,306	717,654	(17,652)

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/26/17	Australia and New Zealand Banking Group	JPY	121,616	$1,096,335	$1,082,559	$(13,776)
Expiring 07/26/17	Australia and New Zealand Banking Group	JPY	30,606	274,909	272,438	(2,471)
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	45,006	402,059	400,843	(1,216)
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	38,838	346,259	345,906	(353)
Expiring 08/08/17	Barclays Capital Group	JPY	71,698	650,285	638,571	(11,714)
Expiring 08/08/17	National Australia Bank Ltd.	JPY	278,340	2,502,097	2,479,002	(23,095)
Expiring 08/08/17	Royal Bank of Canada	JPY	79,648	711,288	709,378	(1,910)
Expiring 08/08/17	Royal Bank of Scotland Group PLC	JPY	51,408	459,662	457,861	(1,801)
Expiring 08/08/17	Royal Bank of Scotland Group PLC	JPY	41,881	374,326	373,011	(1,315)
Expiring 08/08/17	Toronto Dominion	JPY	65,235	585,220	581,008	(4,212)
Expiring 09/20/17	Bank of America	JPY	178,076	1,601,836	1,589,063	(12,773)
Expiring 09/20/17	Bank of America	JPY	178,076	1,601,835	1,589,062	(12,773)
Expiring 09/20/17	Citigroup Global Markets	JPY	178,986	1,606,413	1,597,187	(9,226)
Expiring 09/20/17	Deutsche Bank AG	JPY	89,227	803,169	796,213	(6,956)
Expiring 09/20/17	Deutsche Bank AG	JPY	88,830	801,689	792,676	(9,013)
New Taiwanese Dollar,
Expiring 09/20/17	Bank of America	TWD	18,821	620,761	620,590	(171)
Norwegian Krone,
Expiring 07/14/17	Deutsche Bank AG	NOK	5,011	594,211	600,396	6,185
Expiring 07/14/17	Deutsche Bank AG	NOK	3,096	368,569	371,002	2,433
Expiring 07/20/17	BNP Paribas	NOK	1,551	183,979	185,860	1,881
Expiring 08/08/17	Australia and New Zealand Banking Group	NOK	4,312	498,452	516,927	18,475
Singapore Dollar,
Expiring 07/26/17	Australia and New Zealand Banking Group	SGD	842	607,868	612,142	4,274
Expiring 08/08/17	Australia and New Zealand Banking Group	SGD	2,150	1,539,785	1,562,712	22,927
South Korean Won,
Expiring 07/13/17	BNP Paribas	KRW	810,716	725,928	708,723	(17,205)
Expiring 07/13/17	Standard Chartered PLC	KRW	227,840	199,283	199,176	(107)
Expiring 09/20/17	Deutsche Bank AG	KRW	1,252,451	1,106,357	1,096,023	(10,334)
Expiring 09/20/17	Hong Kong & Shanghai Bank	KRW	178,928	159,529	156,580	(2,949)
Swedish Krona,
Expiring 07/14/17	Barclays Capital Group	SEK	3,559	409,759	422,851	13,092
Expiring 07/14/17	Barclays Capital Group	SEK	3,406	390,435	404,616	14,181
Expiring 07/14/17	Credit Suisse First Boston Corp.	SEK	2,968	340,873	352,601	11,728
Expiring 08/08/17	Citigroup Global Markets	SEK	17,386	1,982,246	2,068,538	86,292
Swiss Franc,
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	1,731	1,793,009	1,806,923	13,914
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	837	870,204	873,668	3,464
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	710	728,938	740,668	11,730
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	313	321,530	326,299	4,769
Expiring 07/14/17	Australia and New Zealand Banking Group	CHF	230	238,679	240,581	1,902
Expiring 07/14/17	Deutsche Bank AG	CHF	576	593,761	600,882	7,121
Expiring 08/08/17	Australia and New Zealand Banking Group	CHF	6,132	6,223,802	6,411,977	188,175

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swiss Franc (continued),
Expiring 08/08/17	Deutsche Bank AG	CHF	472	$487,715	$493,322	$5,607
Expiring 08/08/17	UBS AG	CHF	202	208,154	211,354	3,200

				$97,388,640	$98,877,348	1,488,708

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/24/17	Goldman Sachs & Co.	AUD	308	$231,220	$236,646	$(5,426)
Expiring 07/24/17	Goldman Sachs & Co.	AUD	307	231,995	235,878	(3,883)
Expiring 08/08/17	Royal Bank of Scotland Group PLC	AUD	1,097	809,647	843,031	(33,384)
Expiring 09/20/17	Australia and New Zealand Banking Group	AUD	3,442	2,604,702	2,642,859	(38,157)
Expiring 09/20/17	Australia and New Zealand Banking Group	AUD	2,110	1,605,477	1,620,115	(14,638)
Expiring 09/20/17	Australia and New Zealand Banking Group	AUD	2,071	1,588,202	1,590,413	(2,211)
Expiring 09/20/17	Australia and New Zealand Banking Group	AUD	1,124	847,099	863,310	(16,211)
Expiring 09/20/17	Bank of America	AUD	2,112	1,593,051	1,621,353	(28,302)
Expiring 09/20/17	BNP Paribas	AUD	2,108	1,598,674	1,618,287	(19,613)
Expiring 09/20/17	Goldman Sachs & Co.	AUD	1,058	803,188	812,636	(9,448)
British Pound,
Expiring 07/14/17	Australia and New Zealand Banking Group	GBP	542	700,784	706,848	(6,064)
Expiring 07/14/17	Australia and New Zealand Banking Group	GBP	161	208,391	209,972	(1,581)
Expiring 07/26/17	Australia and New Zealand Banking Group	GBP	2,596	3,325,958	3,383,603	(57,645)
Expiring 08/08/17	Australia and New Zealand Banking Group	GBP	1,265	1,633,094	1,649,667	(16,573)
Expiring 08/08/17	Royal Bank of Scotland Group PLC	GBP	197	253,395	256,809	(3,414)
Expiring 09/20/17	Australia and New Zealand Banking Group	GBP	12,860	16,460,432	16,792,987	(332,555)
Canadian Dollar,
Expiring 07/25/17	State Street Bank	CAD	67	50,298	51,362	(1,064)
Expiring 09/20/17	Australia and New Zealand Banking Group	CAD	192	142,494	148,332	(5,838)
Expiring 09/20/17	Australia and New Zealand Banking Group	CAD	139	105,432	107,545	(2,113)
Expiring 09/20/17	Australia and New Zealand Banking Group	CAD	119	90,117	91,860	(1,743)
Expiring 09/20/17	Citigroup Global Markets	CAD	1,057	803,170	816,336	(13,166)
Expiring 09/20/17	Credit Suisse First Boston Corp.	CAD	2,468	1,879,488	1,905,979	(26,491)
Chilean Peso,
Expiring 07/24/17	Goldman Sachs & Co.	CLP	306,417	460,604	461,270	(666)
Chinese Renminbi,
Expiring 09/20/17	Goldman Sachs & Co.	CNH	17,423	2,546,075	2,553,894	(7,819)
Danish Krone,
Expiring 07/14/17	Citigroup Global Markets	DKK	9,264	1,400,658	1,424,152	(23,494)
Expiring 07/14/17	Deutsche Bank AG	DKK	3,886	584,548	597,316	(12,768)
Expiring 07/14/17	Deutsche Bank AG	DKK	3,637	546,536	559,039	(12,503)
Expiring 07/14/17	Deutsche Bank AG	DKK	3,099	465,813	476,390	(10,577)
Expiring 07/14/17	Deutsche Bank AG	DKK	2,407	364,518	369,994	(5,476)

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Danish Krone (continued),
Expiring 08/08/17	Hong Kong & Shanghai Bank	DKK	6,982	$1,031,129	$1,074,885	$(43,756)
Euro,
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	468	523,939	534,721	(10,782)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	446	499,046	510,383	(11,337)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	435	489,664	497,029	(7,365)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	382	428,509	436,796	(8,287)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	308	345,530	351,910	(6,380)
Expiring 07/14/17	Australia and New Zealand Banking Group	EUR	251	281,918	286,455	(4,537)
Expiring 07/14/17	Barclays Capital Group	EUR	102,330	115,026,602	116,968,277	(1,941,675)
Expiring 07/14/17	Deutsche Bank AG	EUR	458	515,241	523,246	(8,005)
Expiring 07/14/17	Royal Bank of Scotland Group PLC	EUR	486	541,910	555,074	(13,164)
Expiring 07/26/17	Toronto Dominion	EUR	17,558	19,696,707	20,083,469	(386,762)
Expiring 08/08/17	Australia and New Zealand Banking Group	EUR	631	722,342	722,063	279
Expiring 08/08/17	Australia and New Zealand Banking Group	EUR	252	284,598	288,426	(3,828)
Expiring 08/08/17	Hong Kong & Shanghai Bank	EUR	272	304,966	311,039	(6,073)
Expiring 08/08/17	Royal Bank of Scotland Group PLC	EUR	2,801	3,149,929	3,205,635	(55,706)
Expiring 08/08/17	Societe Generale	EUR	270	302,178	308,671	(6,493)
Expiring 08/08/17	State Street Bank	EUR	9,695	10,648,169	11,096,411	(448,242)
Expiring 08/08/17	UBS AG	EUR	385	433,284	440,488	(7,204)
Expiring 08/08/17	UBS AG	EUR	375	423,034	429,413	(6,379)
Expiring 08/08/17	UBS AG	EUR	303	339,384	346,427	(7,043)
Expiring 09/20/17	Australia and New Zealand Banking Group	EUR	512	575,641	587,594	(11,953)
Expiring 09/20/17	Australia and New Zealand Banking Group	EUR	183	206,607	209,454	(2,847)
Expiring 09/20/17	Royal Bank of Scotland Group PLC	EUR	143	160,457	164,213	(3,756)
Expiring 09/20/17	State Street Bank	EUR	13,033	14,684,256	14,951,336	(267,080)
Hong Kong Dollar,
Expiring 07/26/17	Royal Bank of Scotland Group PLC	HKD	1,747	224,242	223,937	305
Expiring 07/26/17	Toronto Dominion	HKD	750	96,291	96,193	98
Expiring 08/08/17	Toronto Dominion	HKD	4,678	601,126	599,899	1,227
Expiring 09/20/17	Australia and New Zealand Banking Group	HKD	5,189	666,694	666,148	546
Expiring 09/20/17	Societe Generale	HKD	1,866	239,793	239,559	234
Expiring 09/20/17	Societe Generale	HKD	923	118,579	118,455	124
Expiring 09/20/17	State Street Bank	HKD	56,845	7,304,355	7,297,474	6,881
Indian Rupee,
Expiring 07/13/17	BNP Paribas	INR	23,254	342,853	359,104	(16,251)
Japanese Yen,
Expiring 07/13/17	Goldman Sachs & Co.	JPY	80,670	726,778	717,654	9,124
Expiring 07/26/17	Australia and New Zealand Banking Group	JPY	803,937	7,247,609	7,156,237	91,372
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	224,279	2,021,352	1,997,506	23,846
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	75,268	678,111	670,366	7,745

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	70,282	$633,796	$625,953	$7,843
Expiring 08/08/17	Australia and New Zealand Banking Group	JPY	35,206	317,884	313,561	4,323
Expiring 08/08/17	Bank of America	JPY	297,971	2,682,791	2,653,842	28,949
Expiring 09/20/17	Australia and New Zealand Banking Group	JPY	42,717	384,441	381,182	3,259
Expiring 09/20/17	Australia and New Zealand Banking Group	JPY	36,959	333,927	329,805	4,122
Expiring 09/20/17	Hong Kong & Shanghai Bank	JPY	1,962,904	17,889,953	17,515,977	373,976
Mexican Peso,
Expiring 09/20/17	Deutsche Bank AG	MXN	14,576	795,318	792,675	2,643
Expiring 09/20/17	Goldman Sachs & Co.	MXN	14,639	803,170	796,105	7,065
Expiring 09/20/17	Hong Kong & Shanghai Bank	MXN	29,136	1,597,795	1,584,421	13,374
New Taiwanese Dollar,
Expiring 09/20/17	Bank of America	TWD	79,214	2,627,893	2,611,987	15,906
New Zealand Dollar,
Expiring 07/20/17	Deutsche Bank AG	NZD	255	183,843	186,793	(2,950)
Norwegian Krone,
Expiring 08/08/17	Australia and New Zealand Banking Group	NOK	9,912	1,150,811	1,188,264	(37,453)
Expiring 09/20/17	Hong Kong & Shanghai Bank	NOK	15,272	1,819,158	1,832,287	(13,129)
Singapore Dollar,
Expiring 07/26/17	Citigroup Global Markets	SGD	2,809	2,030,638	2,040,920	(10,282)
Expiring 08/08/17	Toronto Dominion	SGD	374	271,739	271,706	33
Expiring 09/20/17	Hong Kong & Shanghai Bank	SGD	614	444,462	446,829	(2,367)
Expiring 09/20/17	Societe Generale	SGD	441	319,922	320,576	(654)
South African Rand,
Expiring 09/20/17	Bank of America	ZAR	10,543	795,318	794,676	642
Expiring 09/20/17	Citigroup Global Markets	ZAR	10,573	803,171	796,906	6,265
Expiring 09/20/17	Citigroup Global Markets	ZAR	5,286	401,585	398,453	3,132
Expiring 09/20/17	Goldman Sachs & Co.	ZAR	3,998	304,964	301,346	3,618
Expiring 09/20/17	Goldman Sachs & Co.	ZAR	1,999	152,482	150,673	1,809
Expiring 09/20/17	Standard Chartered PLC	ZAR	10,474	797,556	789,495	8,061
Expiring 09/20/17	Standard Chartered PLC	ZAR	6,493	498,207	489,428	8,779
Expiring 09/20/17	Standard Chartered PLC	ZAR	3,247	249,103	244,713	4,390
South Korean Won,
Expiring 07/13/17	Standard Chartered PLC	KRW	348,318	293,506	304,497	(10,991)
Expiring 07/13/17	Standard Chartered PLC	KRW	232,046	198,568	202,854	(4,286)
Expiring 07/13/17	Standard Chartered PLC	KRW	230,352	201,798	201,373	425
Expiring 07/13/17	Standard Chartered PLC	KRW	227,840	201,864	199,176	2,688
Expiring 09/20/17	Citigroup Global Markets	KRW	420,211	368,423	367,729	694
Expiring 09/20/17	Deutsche Bank AG	KRW	649,409	573,861	568,300	5,561
Expiring 09/20/17	Goldman Sachs & Co.	KRW	8,519,406	7,589,198	7,455,353	133,845
Expiring 09/20/17	Goldman Sachs & Co.	KRW	628,710	555,579	550,186	5,393
Swedish Krona,
Expiring 07/14/17	Barclays Capital Group	SEK	2,610	300,429	310,047	(9,618)
Expiring 07/14/17	Barclays Capital Group	SEK	1,925	220,156	228,645	(8,489)
Expiring 07/14/17	Citigroup Global Markets	SEK	5,091	585,331	604,813	(19,482)
Expiring 07/14/17	Royal Bank of Scotland Group PLC	SEK	4,619	535,082	548,776	(13,694)
Expiring 07/26/17	Credit Suisse First Boston Corp.	SEK	4,420	509,135	525,529	(16,394)
Swiss Franc,
Expiring 07/14/17	Deutsche Bank AG	CHF	1,984	2,072,458	2,070,626	1,832
Expiring 07/26/17	Royal Bank of Scotland Group PLC	CHF	338	348,939	353,592	(4,653)
Expiring 08/08/17	Australia and New Zealand Banking Group	CHF	585	587,175	611,812	(24,637)

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swiss Franc (continued),
Expiring 08/08/17	Australia and New Zealand Banking Group	CHF	225	$235,954	$235,635	$319
Expiring 08/08/17	Royal Bank of Scotland Group PLC	CHF	1,467	1,516,360	1,533,869	(17,509)
Expiring 08/08/17	Societe Generale	CHF	330	344,585	344,730	(145)
Expiring 09/20/17	Australia and New Zealand Banking Group	CHF	505	525,006	529,912	(4,906)

				$291,871,217	$295,279,857	(3,408,640)

						$(1,919,932)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/14/17	Buy	CHF	1,079	EUR	992	$(8,199)	Barclays Capital Group
07/14/17	Buy	EUR	1,839	CHF	2,000	14,185	Barclays Capital Group
07/14/17	Buy	EUR	1,229	CHF	1,333	12,894	Royal Bank of Scotland Group PLC
07/14/17	Buy	EUR	2,065	GBP	1,815	(5,420)	Royal Bank of Scotland Group PLC
07/14/17	Buy	EUR	3,249	GBP	2,854	(5,163)	Royal Bank of Scotland Group PLC
07/14/17	Buy	GBP	1,783	EUR	2,041	(9,900)	Barclays Capital Group

						$(1,603)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Ally Financial Corp.	12/20/17	5.000%	88	0.258%	$(2,152)	$(9,724)	$7,572	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	0.258%	(1,565)	(7,318)	5,753	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	0.258%	(1,052)	(5,208)	4,156	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	0.258%	(978)	(4,243)	3,265	Barclays Capital Group
Beazer Homes USA, Inc.	12/20/17	5.000%	100	0.258%	(2,446)	(3,584)	1,138	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000%	50	0.258%	(1,222)	(1,903)	681	Goldman Sachs & Co.
Canadian National Resources	06/20/22	5.000%	170	1.240%	1,851	3,795	(1,944)	Goldman Sachs & Co.
Chesapeake Energy Corp.	06/20/22	5.000%	60	7.423%	5,844	1,850	3,994	Barclays Capital Group
CIT Group, Inc.	06/20/18	5.000%	48	0.129%	(2,368)	(2,978)	610	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
Devon Energy Corp.	06/20/22	1.000%		110	1.393%	$1,975	$1,929	$46	Goldman Sachs & Co.
Devon Energy Corp.	06/20/22	1.000%		50	1.393%	898	1,698	(800)	Barclays Capital Group
Devon Energy Corp.	06/20/22	1.000%		50	1.393%	898	1,632	(734)	Morgan Stanley
Nabors Industries, Inc.	06/20/22	1.000%		140	4.352%	20,185	11,672	8,513	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%		2,260	0.699%	(32,925)	(3,870)	(29,055)	Barclays Capital Group
Republic of Turkey	06/20/22	1.000%		1,690	1.925%	71,528	126,173	(54,645)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%		100	0.452%	(1,213)	(7,954)	6,741	Barclays Capital Group
Sprint Communications, Inc.	06/20/19	5.000%		126	0.721%	(10,728)	3,787	(14,515)	Goldman Sachs & Co.
Sprint Communications, Inc.	06/20/19	5.000%		72	0.721%	(6,120)	8,300	(14,420)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		65	0.721%	(5,525)	7,024	(12,549)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		50	0.721%	(4,250)	5,139	(9,389)	Citigroup Global Markets
Standard Chartered Bank	06/20/22	1.000%	EUR	230	0.812%	(2,538)	6,405	(8,943)	BNP Paribas
United Mexican States	06/20/22	1.000%		1,980	1.128%	11,243	54,689	(43,446)	Barclays Capital Group

						$39,340	$187,311	$(147,971)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%		450	$(33,300)	$(31,838)	$1,462
CDX.NA.IG.28.V1	06/20/22	1.000%		5,650	(89,374)	(106,887)	(17,513)
iTraxx.X27.V1	06/20/22	1.000%	EUR	2,820	(38,920)	(70,896)	(31,976)

					$(161,594)	$(209,621)	$(48,027)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
ABX.6.V2	05/25/46	0.110%	190	$16,150	$—	$16,150	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	14,450	—	14,450	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	12,750	—	12,750	Bank of America
ABX.6.V2	05/25/46	0.110%	90	7,650	—	7,650	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	5,950	—	5,950	Bank of America
CDX.EM.27.V1	06/20/22	1.000%	2,200	100,141	115,622	(15,481)	Citigroup Global Markets
CDX.EM.27.V1	06/20/22	1.000%	580	26,401	26,454	(53)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1) (continued):
CDX.EM.27.V1	06/20/22	1.000%	570	$25,945	$23,402	$2,543	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	(1,178)	—	(1,178)	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	(1,178)	—	(1,178)	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	1,761	—	1,761	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	(1,617)	—	(1,617)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	440	(1,581)	—	(1,581)	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%	440	(1,581)	—	(1,581)	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	152,500	—	152,500	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	73,200	—	73,200	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,888	—	2,888	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,888	—	2,888	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,888	—	2,888	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,888	—	2,888	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,888	—	2,888	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	308,000	—	308,000	Citigroup Global Markets

				$752,203	$165,478	$586,725

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(191,042)	$—	$(191,042)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(91,700)	—	(91,700)	Morgan Stanley

				$(282,742)	$—	$(282,742)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
546	12/06/18	1.541%	3 Month LIBOR(1)	$—	$(738)	$(738)

Cash of $165,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	07/07/17	GBP	43	Pay or receive amounts based on market value fluctuation of Ashtead Group PLC	$(1,823)	$—	$(1,823)
Bank of America	07/07/17	GBP	181	Pay or receive amounts based on market value fluctuation of Aviva PLC	6,241	—	6,241
Bank of America	07/07/17	GBP	127	Pay or receive amounts based on market value fluctuation of Barratt Developments PLC	(34,022)	—	(34,022)
Bank of America	07/07/17	GBP	23	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	(102,945)	—	(102,945)
Bank of America	07/07/17	GBP	56	Pay or receive amounts based on market value fluctuation of Easyjet PLC	19,771	—	19,771
Bank of America	07/07/17	GBP	282	Pay or receive amounts based on market value fluctuation of GKN PLC	(71,259)	—	(71,259)
Bank of America	07/07/17	GBP	59	Pay or receive amounts based on market value fluctuation of HSBC Holdings PLC	23,640	—	23,640
Bank of America	07/07/17	GBP	24	Pay or receive amounts based on market value fluctuation of Intercontinental Hotels Group PLC	(48,468)	—	(48,468)
Bank of America	07/07/17	GBP	2,362	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	(120,405)	—	(120,405)

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	07/07/17	GBP	204	Pay or receive amounts based on market value fluctuation of Melrose Industries PLC	$14,769	$—	$14,769
Bank of America	07/07/17	GBP	43	Pay or receive amounts based on market value fluctuation of Persimmon PLC	(85,007)	—	(85,007)
Bank of America	07/07/17	GBP	35	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	39,178	—	39,178
Bank of America	07/07/17	EUR	53	Pay or receive amounts based on market value fluctuation of Smurfit Kappa Group PLC	122,850	—	122,850
Bank of America	07/07/17	GBP	396	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	(28,287)	—	(28,287)
Morgan Stanley	09/20/17		3,000	Pay or receive amounts based on market fluctuation of iBoxx $ Liquid High Yield Index	95,712	(7,147)	102,859
Morgan Stanley	09/20/17		570	Pay or receive amounts based on market fluctuation of iBoxx $ Liquid High Yield Index	18,185	(1,359)	19,544

					$(151,870)	$(8,506)	$(143,364)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$629,402,497	$404,367,348	$46,089
Preferred Stocks	30,506,536	4,401,910	—
Rights	26,867	19,307	12,314
Warrants	—	1,058	—
Asset-Backed Securities
Automobiles	—	10,166,761	—
Consumer Loans	—	883,366	—
Credit Cards	—	868,807	—
Home Equity Loans	—	2,517,293	—
Manufactured Housing	—	633,004	—
Other	—	2,402,397	—
Residential Mortgage-Backed Securities	—	4,157,135	—
Bank Loans	—	14,623,301	1,352,696
Commercial Mortgage-Backed Securities	—	35,467,605	217,156
Convertible Bonds	—	89,110,902	3,361
Corporate Bonds	—	473,242,581	4,350
Foreign Government Bonds	—	20,272,926	—
Municipal Bonds	—	1,536,267	—
Residential Mortgage-Backed Securities	—	108,092,929	—

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$—	$127,089,226	$—
U.S. Treasury Obligations	—	249,802,848	—
Affiliated Mutual Funds	449,295,175	—	—
Options Purchased	5,031	—	—
Options Written	(4,313)	—	—
U.S. Government Agency Obligation — Short	—	(51,354)	—
Other Financial Instruments*
Futures Contracts	2,928,974	—	—
OTC Forward Foreign Currency Contracts	—	(1,919,932)	—
OTC Cross Currency Exchange Contracts	—	(1,603)	—
OTC Credit Default Swap Agreements	—	508,801	—
Centrally Cleared Credit Default Swap Agreements	—	(48,027)	—
Centrally Cleared Interest Rate Swap Agreement	—	(738)	—
OTC Total Return Swap Agreements	—	(151,870)	—

Total	$1,112,160,767	$1,547,992,248	$1,635,966

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	17.4%
U.S. Treasury Obligations	9.7
Banks	6.1
U.S. Government Agency Obligations	4.9
Residential Mortgage-Backed Securities	4.4
Equity Real Estate Investment Trusts (REITs)	3.4
Pharmaceuticals	3.1
Media	2.9
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.2
Telecommunications	2.2
Software	2.0
Oil, Gas & Consumable Fuels	1.8
Internet Software & Services	1.7
Oil & Gas	1.5
Commercial Mortgage-Backed Securities	1.4
Technology Hardware, Storage & Peripherals	1.3
Machinery	1.2
Health Care Providers & Services	1.0
IT Services	1.0
Capital Markets	1.0
Electric	1.0
Diversified Financial Services	1.0
Aerospace & Defense	0.9
Beverages	0.9
Automobiles	0.9
Chemicals	0.8
Semiconductors	0.8
Healthcare-Services	0.8
Pipelines	0.8
Foreign Government Bonds	0.8
Electric Utilities	0.8
Metals & Mining	0.7

Internet & Direct Marketing Retail	0.7%
Industrial Conglomerates	0.7
Specialty Retail	0.7
Biotechnology	0.7
Real Estate Investment Trusts (REITs)	0.7
Hotels, Restaurants & Leisure	0.6
Airlines	0.6
Textiles, Apparel & Luxury Goods	0.6
Commercial Services	0.5
Electronic Equipment, Instruments & Components	0.5
Internet	0.5
Retail	0.4
Food Products	0.4
Electrical Equipment	0.4
Tobacco	0.4
Diversified Telecommunication Services	0.4
Auto Manufacturers	0.4
Household Durables	0.4
Consumer Finance	0.4
Personal Products	0.4
Foods	0.4
Real Estate Management & Development	0.4
Computers	0.4
Miscellaneous Manufacturing	0.3
Wireless Telecommunication Services	0.3
Lodging	0.3
Construction Materials	0.3
Multi-Utilities	0.3
Commercial Services & Supplies	0.3
Healthcare-Products	0.3
Entertainment	0.2
Road & Rail	0.2
Food & Staples Retailing	0.2
Building Products	0.2
Construction & Engineering	0.2
Auto Parts & Equipment	0.2
Health Care Equipment & Supplies	0.2
Building Materials	0.2
Mining	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Transportation	0.2%
Life Sciences Tools & Services	0.2
Containers & Packaging	0.2
Communications Equipment	0.2
Household Products	0.2
Auto Components	0.2
Paper & Forest Products	0.2
Professional Services	0.2
Packaging & Containers	0.2
Oil & Gas Services	0.2
Engineering & Construction	0.2
Electrical Components & Equipment	0.2
Real Estate	0.1
Trading Companies & Distributors	0.1
Gas	0.1
Multiline Retail	0.1
Iron/Steel	0.1
Home Furnishings	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Holding Companies-Diversified	0.1
Home Equity Loans	0.1
Other	0.1
Investment Companies	0.1
Distribution/Wholesale	0.1
Health Care Technology	0.1
Healthcare Equipment & Supplies	0.1
Machinery-Diversified	0.1
Energy Equipment & Services	0.1
Agriculture	0.1
Machinery-Construction & Mining	0.1
Municipal Bonds	0.1
Household Products/Wares	0.1
Trucking & Leasing	0.1
Leisure Time	0.0	*
Thrifts & Mortgage Finance	0.0	*
Environmental Control	0.0	*

Coal	0.0	%*
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Apparel	0.0	*
Air Freight & Logistics	0.0	*
Marine	0.0	*
Metal Fabricate/Hardware	0.0	*
Consumer Loans	0.0	*
Electronics	0.0	*
Credit Cards	0.0	*
Diversified Consumer Services	0.0	*
Forest Products & Paper	0.0	*
Home Builders	0.0	*
Multi-National	0.0	*
Housewares	0.0	*
Manufactured Housing	0.0	*
Water	0.0	*
Energy	0.0	*
Cosmetics/Personal Care	0.0	*
Private Equity	0.0	*
Energy-Alternate Sources	0.0	*
Office/Business Equipment	0.0	*
Water Utilities	0.0	*
Wireless	0.0	*
Advertising	0.0	*
Consumer Products	0.0	*
Capital Goods	0.0	*
Materials	0.0	*
Options Purchased	0.0	*

	103.1
U.S. Government Agency Obligation – Short	0.0	*
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,462	*	Due from/to broker — variation margin swaps	$49,489	*
Credit contracts	Premiums paid for OTC swap agreements	399,571		Premiums received for OTC swap agreements	46,782
Credit contracts	Unrealized appreciation on OTC swap agreements	651,863		Unrealized depreciation on OTC swap agreements	495,851
Equity contracts	Due from/to broker — variation margin futures	3,580,375	*	Due from/to broker — variation margin futures	1,843,112	*
Equity contracts	Unaffiliated investments	59,546		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	226,449		Unrealized depreciation on OTC swap agreements	492,216
Foreign exchange contracts	Due from/to broker — variation margin futures	505,575	*	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$27,079		Unrealized depreciation on OTC cross currency exchange contracts	$28,682
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,446,380		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,366,312
Interest rate contracts	Due from/to broker — variation margin futures	2,282,583	*	Due from/to broker — variation margin futures	1,596,447	*
Interest rate contracts	—	—		Due from/to broker — variation margin swaps	738	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	8,506
Interest rate contracts	Unaffiliated investments	5,031		Options written outstanding, at value	4,313
Interest rate contracts	Unrealized appreciation on OTC swap agreements	122,403		—	—

Total		$10,308,317			$8,932,448

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(168,839)	$(168,839)
Equity contracts	353	—	—	(7,746,929)	—	1,586,136	(6,160,440)
Foreign exchange contracts	—	—	—	747,736	(9,497,729)	—	(8,749,993)
Interest rate contracts	—	(3,938)	2,732	(3,186,868)	—	20,090	(3,167,984)

Total	$353	$(3,938)	$2,732	$(10,186,061)	$(9,497,729)	$1,437,387	$(18,247,256)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$—	$(245,533)	$(245,533)
Equity contracts	30,218	(11)	—	—	5,831,955	—	(375,082)	5,487,080
Foreign exchange contracts	—	—	—	—	505,575	(5,560,200)	—	(5,054,625)
Interest rate contracts	—	—	(9,435)	12,306	1,663,583	—	103,294	1,769,748

Total	$30,218	$(11)	$(9,435)	$12,306	$8,001,113	$(5,560,200)	$(517,321)	$1,956,670

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)
$9,100	$230,333	$638,798,996	$392,922,129	$106,551,089	$317,241,072

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$11,723,714	$24,457,556	$563,333	$546,000	$8,422,020

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$94,133,019	$(94,133,019)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Australia and New Zealand Banking Group	$796,330	$(648,163)	$—	$148,167
Bank of America	315,685	(315,685)	—	—
Barclays Capital Group	322,206	(322,206)	—	—
BNP Paribas	153,873	(116,657)	(37,216)	—
Citigroup Global Markets	1,214,693	(136,591)	(140,000)	938,102
Credit Suisse First Boston Corp.	45,299	(45,299)	—	—
Deutsche Bank AG	59,165	(59,165)	—	—
Goldman Sachs & Co.	177,805	(45,604)	(132,201)	—
Hong Kong & Shanghai Bank	387,350	(71,746)	—	315,604
Morgan Stanley	200,123	(100,940)	—	99,183
National Australia Bank Ltd.	1,429	(1,429)	—	—
Royal Bank of Canada	—	—	—	—
Royal Bank of Scotland Group PLC	38,919	(38,919)	—	—
Societe Generale	358	(358)	—	—
Standard Chartered PLC	24,343	(15,384)	—	8,959
State Street Bank	51,173	(51,173)	—	—
Toronto Dominion	7,908	(7,908)	—	—
UBS AG	77,086	(20,626)	—	56,460

	$3,873,745

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Offsetting of OTC derivative assets and liabilities: (continued):

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Australia and New Zealand Banking Group	$(648,163)	$648,163	$—	$—
Bank of America	(547,852)	315,685	120,000	(112,167)
Barclays Capital Group	(2,285,562)	322,206	—	(1,963,356)
BNP Paribas	(116,657)	116,657	—	—
Citigroup Global Markets	(136,591)	136,591	—	—
Credit Suisse First Boston Corp.	(54,037)	45,299	—	(8,738)
Deutsche Bank AG	(96,551)	59,165	—	(37,386)
Goldman Sachs & Co.	(45,604)	45,604	—	—
Hong Kong & Shanghai Bank	(71,746)	71,746	—	—
Morgan Stanley	(100,940)	100,940	—	—
National Australia Bank Ltd.	(23,095)	1,429	—	(21,666)
Royal Bank of Canada	(1,910)	—	—	(1,910)
Royal Bank of Scotland Group PLC	(158,979)	38,919	—	(120,060)
Societe Generale	(7,292)	358	—	(6,934)
Standard Chartered PLC	(15,384)	15,384	—	—
State Street Bank	(716,386)	51,173	—	(665,213)
Toronto Dominion	(390,974)	7,908	—	(383,066)
UBS AG	(20,626)	20,626	—	—

	$(5,438,349)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $94,133,019:
Unaffiliated investments (cost $2,048,385,279)	$2,211,233,868
Affiliated investments (cost $449,302,839)	449,295,175
Cash	414,303
Foreign currency, at value (cost $1,375,531)	1,385,195
Deposit with broker for futures	11,643,726
Receivable for investments sold	11,440,401
Dividends and interest receivable	11,405,982
Unrealized appreciation on OTC forward foreign currency contracts	2,446,380
Tax reclaim receivable	1,652,135
Unrealized appreciation on OTC swap agreements	1,000,715
Due from broker-variation margin futures	420,506
Premiums paid for OTC swap agreements	399,571
Deposit with broker for centrally cleared swaps	165,000
Cash segregated for Counterparty – OTC	120,000
Receivable for fund share sold	76,365
Receivable from affiliate	38,361
Receivable from manager	36,702
Unrealized appreciation on OTC cross currency exchange contracts	27,079
Prepaid expenses	2,958

Total Assets	2,703,204,422

LIABILITIES:
Payable to broker for collateral for securities on loan	96,335,300
Payable for investments purchased	18,605,081
Unrealized depreciation on OTC forward foreign currency contracts	4,366,312
Unrealized depreciation on OTC swap agreements	988,067
Management fees payable	966,201
Payable for fund share repurchased	733,120
Accrued expenses and other liabilities	675,507
Cash segregated from Counterparty – OTC	250,000
Distribution fee payable	70,970
Premiums received for OTC swap agreements	55,288
Securities sold short, at value (proceeds received $51,641)	51,354
Unrealized depreciation on OTC cross currency exchange contracts	28,682
Due to broker-variation margin swaps	6,474
Options written outstanding, at value (premiums received $16,619)	4,313
Affiliated transfer agent fee payable	365

Total Liabilities	123,137,034

NET ASSETS	$2,580,067,388

Net assets were comprised of:
Paid-in capital	$1,732,162,751
Retained earnings	847,904,637

Net assets, June 30, 2017	$2,580,067,388

Net asset value and redemption price per share, $2,580,067,388 / 142,812,675 outstanding shares of beneficial interest	$18.07

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$20,649,422
Unaffiliated dividend income (net) (foreign withholding tax $1,003,247, of which $67,713 is reimbursable by an affiliate)	13,046,359
Affiliated dividend income	1,485,330
Income from securities lending, net (including affiliated income of $145,237)	315,236

35,496,347

EXPENSES
Management fees	10,255,978
Distribution fee	3,171,064
Custodian and accounting fees	748,000
Audit fee	35,000
Trustees’ fees	16,000
Shareholders’ reports	13,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	50,525

Total expenses	14,300,567
Less: management fee waivers and/or expense reimbursement	(139,527)

Net expenses	14,161,040

NET INVESTMENT INCOME (LOSS)	21,335,307

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $484)	54,828,132
Futures transactions	(10,186,061)
Options written transactions	2,732
Swap agreements transactions	1,437,387
Foreign currency transactions	(10,542,463)

35,539,727

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,724))	87,983,188
Futures	8,001,113
Options written	12,306
Swap agreements	(517,321)
Foreign currencies	(5,259,408)

90,219,878

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	125,759,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,094,912

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,335,307	$37,043,588
Net realized gain (loss) on investment and foreign currency transactions	35,539,727	34,841,180
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	90,219,878	15,888,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	147,094,912	87,773,707

FUND SHARE TRANSACTIONS:
Fund share sold [1,363,168 and 18,342,789 shares, respectively]	24,067,803	300,393,237
Fund share repurchased [5,988,846 and 33,306,963 shares, respectively]	(105,475,779)	(541,144,608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(81,407,976)	(240,751,371)

CAPITAL CONTRIBUTIONS	—	566,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	65,686,936	(152,411,012)
NET ASSETS:
Beginning of period	2,514,380,452	2,666,791,464

End of period	$2,580,067,388	$2,514,380,452

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 86.8%	Shares	Value
AFFILIATED MUTUAL FUNDS — 14.8%
AST Western Asset Core Plus Bond Portfolio*	2,569,141	$32,371,173
AST Western Asset Emerging Markets Debt Portfolio*	581,503	6,437,242

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,524,748)(w)		38,808,415

COMMON STOCKS — 71.6%
Aerospace & Defense — 1.9%
Boeing Co. (The)	6,744	1,333,626
Engility Holdings, Inc.*	486	13,802
General Dynamics Corp.	1,647	326,271
L3 Technologies, Inc.	2,340	390,967
Lockheed Martin Corp.	3,599	999,119
Northrop Grumman Corp.	1,749	448,986
Orbital ATK, Inc.	5,120	503,603
Raytheon Co.	2,468	398,533
Spirit AeroSystems Holdings, Inc. (Class A Stock)	956	55,391
United Technologies Corp.	4,486	547,785

		5,018,083

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	4,105	281,931
Expeditors International of Washington, Inc.	6,844	386,549
Royal Mail PLC (United Kingdom)	65,198	357,657

		1,026,137

Airlines — 0.5%
American Airlines Group, Inc.	2,728	137,273
Delta Air Lines, Inc.	7,100	381,553
Deutsche Lufthansa AG (Germany)	28,954	659,850
United Continental Holdings, Inc.*	2,233	168,033

		1,346,709

Auto Components — 0.7%
Adient PLC	974	63,680
Bridgestone Corp. (Japan)	12,800	553,364
Cooper Tire & Rubber Co.(a)	5,587	201,691
Goodyear Tire & Rubber Co. (The)	1,410	49,294
Halla Holdings Corp. (South Korea)	583	32,724
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,500	40,484
Lear Corp.	1,003	142,506
Nexen Tire Corp. (South Korea)	6,609	77,119
Sumitomo Rubber Industries Ltd. (Japan)	29,200	494,517
Tupy SA (Brazil)	13,600	64,738

		1,720,117

Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	50,800	34,036
Ford Motor Co.	29,158	326,278
Kia Motors Corp. (South Korea)	758	25,314

		385,628

Banks — 6.2%
Agricultural Bank of China Ltd. (China) (Class H Stock)	266,000	125,717
Aozora Bank Ltd. (Japan)	155,000	591,772
Bank Central Asia Tbk PT (Indonesia)	25,700	35,050

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank Hapoalim BM (Israel)	82,136	$553,857
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	28,518
Bank of America Corp.	33,514	813,050
Bank of China Ltd. (China) (Class H Stock)	396,000	194,185
Bank of Communications Co. Ltd. (China) (Class H Stock)	161,000	113,581
Bank Pekao SA (Poland)	487	16,397
Barclays Africa Group Ltd. (South Africa)	2,067	22,728
Bendigo & Adelaide Bank Ltd. (Australia)	23,511	200,139
Berkshire Hills Bancorp, Inc.	5,518	193,958
BOC Hong Kong Holdings Ltd. (China)	121,000	579,071
Bryn Mawr Bank Corp.	5,715	242,888
Canadian Imperial Bank of Commerce (Canada)	5,500	446,981
Central Pacific Financial Corp.	4,329	136,234
China Construction Bank Corp. (China) (Class H Stock)	825,924	642,276
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	402,913	401,869
Citigroup, Inc.	9,131	610,681
Citizens Financial Group, Inc.	2,558	91,269
City Holding Co.	3,061	201,628
Community Trust Bancorp, Inc.	4,129	180,644
Danske Bank A/S (Denmark)	15,102	581,021
DBS Group Holdings Ltd. (Singapore)	37,200	559,889
Fidelity Southern Corp.	11,001	251,483
Fifth Third Bancorp	6,894	178,968
Financial Institutions, Inc.	6,148	183,210
First Community Bancshares, Inc.	4,888	133,687
First Financial Corp.	2,170	102,641
First Financial Holding Co. Ltd. (Taiwan)	65,581	43,852
Gunma Bank Ltd. (The) (Japan)	82,700	497,997
Heritage Financial Corp.	8,297	219,871
Hong Leong Bank Bhd (Malaysia)	32,100	117,110
HSBC Holdings PLC (United Kingdom)	50,741	470,979
Independent Bank Corp.	8,304	180,611
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	137,001
Investors Bancorp, Inc.	11,773	157,287
JPMorgan Chase & Co.	9,253	845,724
Krung Thai Bank PCL (Thailand), NVDR	459,200	253,928
MCB Bank Ltd. (Pakistan)	24,500	49,146
Midland States Bancorp, Inc.	7,508	251,668
National Bank of Canada (Canada)	11,500	483,571
National Bank of Pakistan (Pakistan)	190,500	107,197
Opus Bank	7,746	187,453
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,800	405,767
Peoples Bancorp, Inc.	5,849	187,928
People’s United Financial, Inc.	15,268	269,633
PNC Financial Services Group, Inc. (The)	1,960	244,745
Public Bank Bhd (Malaysia)	16,500	78,096
Regions Financial Corp.	8,673	126,973
Sandy Spring Bancorp, Inc.	6,175	251,076
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	51,123	618,928
SunTrust Banks, Inc.	2,451	139,021
Swedbank AB (Sweden) (Class A Stock)	19,040	464,687

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Synovus Financial Corp.	1,629	$72,067
Thanachart Capital PCL (Thailand), NVDR	62,000	83,880
Toronto-Dominion Bank (The) (Canada)	12,700	639,995
U.S. Bancorp	5,563	288,831
Union Bankshares Corp.	1,406	47,663
Zions Bancorporation	666	29,244

		16,365,321

Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	2,206	107,212
Coca-Cola Amatil Ltd. (Australia)	29,400	208,627
Coca-Cola Co. (The)	8,471	379,924
Dr. Pepper Snapple Group, Inc.	4,285	390,406
Hite Jinro Co. Ltd. (South Korea)	2,341	47,671
PepsiCo, Inc.	4,391	507,117
Suntory Beverage & Food Ltd. (Japan)	9,000	418,327

		2,059,284

Biotechnology — 1.3%
Aduro Biotech, Inc.*(a)	2,323	26,482
Agios Pharmaceuticals, Inc.*	590	30,356
Alkermes PLC*	1,216	70,492
Amgen, Inc.	5,983	1,030,452
Biogen, Inc.*	4,011	1,088,425
Bioverativ, Inc.*	2,067	124,371
Gilead Sciences, Inc.	4,659	329,764
ImmunoGen, Inc.*	2,743	19,503
Ionis Pharmaceuticals, Inc.*(a)	5,517	280,650
PDL BioPharma, Inc.*	6,075	15,005
ProQR Therapeutics NV (Netherlands)*	4,404	22,901
Spark Therapeutics, Inc.*	647	38,652
Vertex Pharmaceuticals, Inc.*	3,087	397,822

		3,474,875

Building Products — 0.2%
Johnson Controls International PLC	10,478	454,325

Capital Markets — 1.2%
Ameriprise Financial, Inc.	2,552	324,844
Bank of New York Mellon Corp. (The)	4,039	206,070
CI Financial Corp. (Canada)	22,800	485,959
Cohen & Steers, Inc.	1,668	67,621
Coronation Fund Managers Ltd. (South Africa)	3,620	18,041
E*TRADE Financial Corp.*	2,491	94,733
FactSet Research Systems, Inc.	199	33,070
Goldman Sachs Group, Inc. (The)	1,993	442,247
Invesco Ltd.	1,855	65,277
Lazard Ltd. (Class A Stock)	600	27,797
Morgan Stanley	10,964	488,556
State Street Corp.	2,079	186,549
Thomson Reuters Corp. (Canada)	12,867	595,613

		3,036,377

Chemicals — 1.1%
Agrium, Inc. (Canada)	5,600	507,532
Albemarle Corp.	1,136	119,893
Celanese Corp. (Class A Stock)	782	74,243
Givaudan SA (Switzerland)	201	402,764
Grand Pacific Petrochemical (Taiwan)	191,000	133,100

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Huntsman Corp.	1,821	$47,055
Innophos Holdings, Inc.	5,471	239,849
LyondellBasell Industries NV (Class A Stock)	9,137	771,072
Monsanto Co.	1,800	213,048
PhosAgro PJSC (Russia), GDR	3,496	46,497
Potash Corp. of Saskatchewan, Inc. (Canada)	23,700	386,532

		2,941,585

Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	3,577	148,517
Covanta Holding Corp.(a)	7,576	100,003
Ennis, Inc.	13,364	255,252
Knoll, Inc.	9,937	199,237
McGrath RentCorp	6,635	229,770
Republic Services, Inc.	7,441	474,215
Viad Corp.	4,501	212,672
Waste Management, Inc.	6,399	469,367

		2,089,033

Communications Equipment — 0.7%
ARRIS International PLC*	1,839	51,529
Cisco Systems, Inc.	16,414	513,758
Harris Corp.	442	48,213
Motorola Solutions, Inc.	5,429	470,911
Sercomm Corp. (Taiwan)	46,000	119,371
VTech Holdings Ltd. (Hong Kong)	32,700	517,998

		1,721,780

Construction & Engineering — 0.7%
China Railway Group Ltd. (China) (Class H Stock)	117,000	92,150
CTCI Corp. (Taiwan)	67,000	114,064
EMCOR Group, Inc.	160	10,461
Fluor Corp.	4,047	185,272
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	124,000	111,715
Skanska AB (Sweden) (Class B Stock)	19,455	461,977
Taisei Corp. (Japan)	74,000	676,844
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	7,436	79,508

		1,731,991

Construction Materials — 0.4%
Asia Cement Corp. (Taiwan)	29,000	24,868
Fletcher Building Ltd. (New Zealand)	60,701	355,459
Siam Cement PCL (The) (Thailand), NVDR	41,200	611,043
Taiwan Cement Corp. (Taiwan)	23,000	26,598

		1,017,968

Consumer Finance — 0.4%
American Express Co.	4,853	408,817
Capital One Financial Corp.	1,542	127,400
Discover Financial Services	5,677	353,053
Navient Corp.	5,339	88,894

		978,164

Containers & Packaging — 0.4%
Avery Dennison Corp.	845	74,673

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
Graphic Packaging Holding Co.	3,484	$48,010
Greatview Aseptic Packaging Co. Ltd. (China)	230,000	143,461
International Paper Co.	4,119	233,177
Lock&Lock Co. Ltd. (South Korea)	9,628	124,528
Silgan Holdings, Inc.	10,352	328,987
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	95,759

		1,048,595

Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc. (Class A Stock)*	1,347	20,690
Benesse Holdings, Inc. (Japan)	14,100	533,039
Capella Education Co.	2,319	198,506
Service Corp. International	618	20,672

		772,907

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	17,699	667,784
BCE, Inc. (Canada)	11,247	506,497
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	244,895	406,230
CenturyLink, Inc.(a)	9,450	225,665
Elisa OYJ (Finland)	6,587	255,524
HKT Trust & HKT Ltd. (Hong Kong)	384,000	503,638
KT Corp. (South Korea)	1,600	45,620
KT Corp. (South Korea), ADR(a)	3,904	64,963
LG Uplus Corp. (South Korea)	9,255	126,217
Nippon Telegraph & Telephone Corp. (Japan)	11,100	523,966
PCCW Ltd. (Hong Kong)	855,000	485,908
Proximus SADP (Belgium)	7,910	276,846
Singapore Telecommunications Ltd. (Singapore)	72,000	203,334
Swisscom AG (Switzerland)	532	257,116
Telefonica Deutschland Holding AG (Germany)	85,711	428,641
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	81,672
Telstra Corp. Ltd. (Australia)	87,948	290,591
Verizon Communications, Inc.	7,409	330,886

		5,681,098

Electric Utilities — 2.5%
ALLETE, Inc.	3,072	220,201
American Electric Power Co., Inc.	4,335	301,152
Chugoku Electric Power Co., Inc. (The) (Japan)	12,400	136,913
CK Infrastructure Holdings Ltd. (Hong Kong)	28,000	235,208
CLP Holdings Ltd. (Hong Kong)	54,500	576,302
Duke Energy Corp.	4,782	399,727
Edison International	5,015	392,123
El Paso Electric Co.	3,995	206,542
Entergy Corp.	3,498	268,541
Eversource Energy	5,424	329,291
Great Plains Energy, Inc.	10,409	304,776
IDACORP, Inc.	1,883	160,714
Korea Electric Power Corp. (South Korea)	16,693	595,267
Manila Electric Co. (Philippines)	21,890	113,119

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	2,318	$324,821
PNM Resources, Inc.	1,247	47,698
Portland General Electric Co.	4,961	226,668
Red Electrica Corp. SA (Spain)	26,138	546,819
Southern Co. (The)	5,665	271,240
Spark Infrastructure Group (Australia)	142,517	286,776
SSE PLC (United Kingdom)	18,001	340,604
Tenaga Nasional Bhd (Malaysia)	8,300	27,345
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,000	26,841
Xcel Energy, Inc.	6,398	293,540

		6,632,228

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	60,000	124,589
Powell Industries, Inc.	3,105	99,329
Rockwell Automation, Inc.	418	67,699

		291,617

Electronic Equipment, Instruments & Components — 1.0%
AVX Corp.	12,143	198,417
CDW Corp.	1,388	86,792
Corning, Inc.	10,898	327,485
Daktronics, Inc.	27,050	260,492
Dolby Laboratories, Inc. (Class A Stock)	1,041	50,967
Fitbit, Inc. (Class A Stock)*	351	1,864
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	173,768
Methode Electronics, Inc.	2,621	107,985
Nippon Electric Glass Co. Ltd. (Japan)	9,000	328,298
Synnex Technology International Corp. (Taiwan)	27,300	30,583
TE Connectivity Ltd.	9,081	714,492
Tripod Technology Corp. (Taiwan)	34,000	108,299
Yageo Corp. (Taiwan)	34,414	119,884

		2,509,326

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	9,119	497,077
Core Laboratories NV(a)	4,234	428,777
Frank’s International NV(a)	16,563	137,307
National Oilwell Varco, Inc.(a)	4,689	154,456
Weatherford International PLC*(a)	30,121	116,568

		1,334,185

Equity Real Estate Investment Trusts (REITs) — 1.4%
Digital Realty Trust, Inc.	2,991	337,833
Equity LifeStyle Properties, Inc.	3,642	314,450
HCP, Inc.	7,584	242,385
KLCCP Stapled Group (Malaysia)	27,500	51,181
Link REIT (Hong Kong)	45,000	342,317
LTC Properties, Inc.	5,352	275,039
Omega Healthcare Investors, Inc.(a)	6,443	212,748
Ramco-Gershenson Properties Trust	15,019	193,745
Sabra Health Care REIT, Inc.	10,570	254,737
Select Income REIT	9,982	239,867
Tanger Factory Outlet Centers, Inc.(a)	8,464	219,895
Ventas, Inc.	4,151	288,411
Welltower, Inc.	4,053	303,367

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	14,114	$273,388
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	38,506

		3,587,869

Food & Staples Retailing — 2.7%
Aeon Co. Ltd. (Japan)	13,500	205,330
Casey’s General Stores, Inc.	1,190	127,461
Colruyt SA (Belgium)	5,736	302,108
CVS Health Corp.	4,496	361,748
Empire Co. Ltd. (Canada) (Class A Stock)	30,276	516,429
FamilyMart UNY Holdings Co. Ltd. (Japan)	6,300	360,775
George Weston Ltd. (Canada)	6,400	579,346
GS Retail Co. Ltd. (South Korea)	2,538	114,439
ICA Gruppen AB (Sweden)(a)	10,824	403,215
Koninklijke Ahold Delhaize NV (Netherlands)	19,525	372,679
Lawson, Inc. (Japan)	5,400	377,909
Metro, Inc. (Canada)	11,300	371,903
SpartanNash Co.	2,735	71,001
Sun Art Retail Group Ltd. (Hong Kong)	31,500	25,074
Sysco Corp.	5,652	284,465
Wal-Mart de Mexico SAB de CV (Mexico)	220,800	511,951
Wal-Mart Stores, Inc.	15,760	1,192,716
Whole Foods Market, Inc.	7,442	313,383
WM Morrison Supermarkets PLC (United Kingdom)	161,533	507,352
Woolworths Ltd. (Australia)	9,471	185,906

		7,185,190

Food Products — 2.1%
Archer-Daniels-Midland Co.	3,346	138,457
B&G Foods, Inc.(a)	5,679	202,172
Bunge Ltd.	3,669	273,707
Calavo Growers, Inc.(a)	3,559	245,749
Conagra Brands, Inc.	6,579	235,265
Dean Foods Co.	8,811	149,787
Fresh Del Monte Produce, Inc.	3,759	191,371
General Mills, Inc.	4,321	239,383
GFPT PCL (Thailand), NVDR	228,900	130,631
Gruma SAB de CV (Mexico) (Class B Stock)	5,605	73,126
Hershey Co. (The)	2,643	283,779
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	61,324
Indofood Sukses Makmur Tbk PT (Indonesia)	71,400	46,101
J&J Snack Foods Corp.	303	40,017
J.M. Smucker Co. (The)	1,455	172,170
Kellogg Co.(a)	5,034	349,662
Lancaster Colony Corp.	1,057	129,609
McCormick & Co., Inc.	3,082	300,526
Nestle SA (Switzerland)	5,507	480,308
NongShim Co. Ltd. (South Korea)	145	42,787
Pilgrim’s Pride Corp.*	2,830	62,034
Pinnacle Foods, Inc.	5,569	330,799
Sanderson Farms, Inc.	1,921	222,164
Tate & Lyle PLC (United Kingdom)	40,616	350,046
Thai Union Group PCL (Thailand), NVDR	117,000	72,661
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	46,304

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	3,563	$223,151
Uni-President China Holdings Ltd. (China)	48,000	38,765
Uni-President Enterprises Corp. (Taiwan)	203,720	408,323

		5,540,178

Gas Utilities — 0.5%
China Resources Gas Group Ltd. (China)	12,000	40,925
Northwest Natural Gas Co.	3,104	185,774
ONE Gas, Inc.	1,801	125,728
Osaka Gas Co. Ltd. (Japan)	108,000	442,243
Southwest Gas Holdings, Inc.	2,451	179,070
Tokyo Gas Co. Ltd. (Japan)	92,000	479,200

		1,452,940

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	15,300	926,262
Becton, Dickinson and Co.	1,642	320,371
LeMaitre Vascular, Inc.	6,066	189,381
Medtronic PLC	8,643	767,067
ResMed, Inc.	1,882	146,551
St. Shine Optical Co. Ltd. (Taiwan)	3,000	62,765
Wright Medical Group NV*	98	2,693

		2,415,090

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	5,685	537,403
Anthem, Inc.	2,619	492,712
Cardinal Health, Inc.	6,123	477,104
Chemed Corp.	1,062	217,211
DaVita, Inc.*	1,488	96,363
Express Scripts Holding Co.*	7,098	453,136
Fleury SA (Brazil)	13,400	108,279
HealthSouth Corp.	4,746	229,706
Humana, Inc.	2,183	525,273
Kindred Healthcare, Inc.	10,233	119,214
Life Healthcare Group Holdings Ltd. (South Africa)	9,006	17,642
Miraca Holdings, Inc. (Japan)	10,100	454,895
Molina Healthcare, Inc.*	2,309	159,737
Owens & Minor, Inc.(a)	8,237	265,149
Quest Diagnostics, Inc.	4,648	516,671
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	36,143
UnitedHealth Group, Inc.	10,353	1,919,654
US Physical Therapy, Inc.	1,329	80,272

		6,706,564

Health Care Technology — 0.0%
Computer Programs & Systems, Inc.	3,105	101,843

Hotels, Restaurants & Leisure — 1.5%
Bob Evans Farms, Inc.	3,022	217,070
Brinker International, Inc.	10,343	394,068
Carnival Corp.	4,616	302,671
Cheesecake Factory, Inc. (The)	3,319	166,946
Churchill Downs, Inc.	932	170,836
Cracker Barrel Old Country Store, Inc.(a)	695	116,239
Darden Restaurants, Inc.	5,610	507,368
DineEquity, Inc.	2,583	113,781
Dunkin’ Brands Group, Inc.(a)	7,535	415,329

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	2,365	$232,953
Kangwon Land, Inc. (South Korea)	940	28,644
McDonald’s Corp.	2,877	440,641
MK Restaurants Group PCL (Thailand), NVDR	21,100	38,814
Ruth’s Hospitality Group, Inc.	11,355	246,971
Texas Roadhouse, Inc.	1,662	84,679
Vail Resorts, Inc.	851	172,608
Wendy’s Co. (The)	1,136	17,619
Wyndham Worldwide Corp.	1,539	154,531

		3,821,768

Household Durables — 0.2%
Arcelik A/S (Turkey)	10,913	80,810
PulteGroup, Inc.	1,911	46,877
Sekisui House Ltd. (Japan)	17,600	311,055
Whirlpool Corp.	511	97,918

		536,660

Household Products — 0.9%
Church & Dwight Co., Inc.	8,262	428,633
Clorox Co. (The)	2,294	305,653
Colgate-Palmolive Co.	4,018	297,854
Energizer Holdings, Inc.	1,795	86,196
Kimberly-Clark Corp.	2,191	282,880
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	207,100	438,306
Procter & Gamble Co. (The)	3,227	281,233
Reckitt Benckiser Group PLC (United Kingdom)	3,021	306,250

		2,427,005

Independent Power & Renewable Electricity Producers — 0.3%
China Resources Power Holdings Co. Ltd. (China)	20,000	39,259
Engie Brasil Energia SA (Brazil)	17,800	184,023
Glow Energy PCL (Thailand), NVDR	52,900	122,594
Huaneng Power International, Inc. (China) (Class H Stock)	174,000	120,828
NRG Yield, Inc. (Class A Stock)	2,405	41,029
Pattern Energy Group, Inc.	6,303	150,264
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	78,800	120,560

		778,557

Industrial Conglomerates — 0.8%
3M Co.	2,000	416,380
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	38,430
Enka Insaat ve Sanayi A/S (Turkey)	26,116	39,855
General Electric Co.	10,089	272,504
Jardine Matheson Holdings Ltd. (Hong Kong)	7,239	464,744
Jardine Strategic Holdings Ltd. (Hong Kong)	10,400	433,576
LG Corp. (South Korea)	557	37,658
LT Group, Inc. (Philippines)	359,900	104,803
Siemens AG (Germany)	2,227	306,333

		2,114,283

Insurance — 4.9%
Admiral Group PLC (United Kingdom)	13,368	348,838

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Aflac, Inc.	5,081	$394,692
Ageas (Belgium)	6,209	250,044
Allied World Assurance Co. Holdings AG	7,095	375,326
Allstate Corp. (The)	4,786	423,274
American Financial Group, Inc.	3,555	353,260
AMERISAFE, Inc.	4,901	279,112
AmTrust Financial Services, Inc.(a)	25,729	389,537
Aon PLC	1,478	196,500
Argo Group International Holdings Ltd.	2,322	140,713
Aspen Insurance Holdings Ltd. (Bermuda)	4,983	248,403
Assurant, Inc.	772	80,049
Assured Guaranty Ltd.	898	37,483
AXA SA (France)	18,863	516,533
Axis Capital Holdings Ltd.	6,004	388,219
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,400	136,562
CNA Financial Corp.	647	31,541
CNO Financial Group, Inc.	12,266	256,114
Direct Line Insurance Group PLC (United Kingdom)	100,482	465,286
Dongbu Insurance Co. Ltd. (South Korea)	693	41,184
Everest Re Group Ltd.	2,100	534,639
FBL Financial Group, Inc. (Class A Stock)	1,454	89,421
Fidelity & Guaranty Life	8,201	254,641
First American Financial Corp.	4,514	201,731
Hannover Rueck SE (Germany)	3,865	464,240
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	76,476
Horace Mann Educators Corp.	4,395	166,131
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	46,124
Infinity Property & Casualty Corp.	2,429	228,325
James River Group Holdings Ltd.	5,949	236,354
Lincoln National Corp.	535	36,155
Maiden Holdings Ltd.	4,920	54,611
Mercury General Corp.	3,896	210,383
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	2,408	487,267
Power Financial Corp. (Canada)	14,500	372,004
Primerica, Inc.	324	24,543
Principal Financial Group, Inc.	688	44,080
ProAssurance Corp.	167	10,154
RenaissanceRe Holdings Ltd. (Bermuda)	2,796	388,784
Safety Insurance Group, Inc.	3,036	207,359
Swiss Re AG (Switzerland)	4,905	449,508
Talanx AG (Germany)	13,778	515,379
Travelers Cos., Inc. (The)	7,001	885,836
Tryg A/S (Denmark)	21,055	460,453
United Fire Group, Inc.	2,015	88,781
Unum Group	2,756	128,512
Validus Holdings Ltd.	9,155	475,785
Zurich Insurance Group AG (Switzerland)	1,499	437,482

		12,927,828

Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	54,559
GS Home Shopping, Inc. (South Korea)	691	139,765
HSN, Inc.	694	22,139

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Liberty Interactive Corp. QVC Group (Class A Stock)*	5,692	$139,682
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,278	14,825
Liberty Ventures (Class A Stock)*	1,184	61,911
PetMed Express, Inc.(a)	3,779	153,427

		586,308

Internet Software & Services — 0.6%
eBay, Inc.*	6,580	229,774
Facebook, Inc. (Class A Stock)*	3,776	570,100
j2 Global, Inc.	933	79,389
LogMeIn, Inc.	627	65,522
Twitter, Inc.*(a)	29,327	524,073

		1,468,858

IT Services — 1.1%
Amdocs Ltd.	7,669	494,344
Booz Allen Hamilton Holding Corp.	4,691	152,645
Convergys Corp.	10,071	239,488
CSG Systems International, Inc.	4,152	168,488
DXC Technology Co.	4,328	332,044
EVERTEC, Inc. (Puerto Rico)	15,203	263,012
Forrester Research, Inc.	6,130	239,990
Hackett Group, Inc. (The)	6,748	104,593
Infosys Ltd. (India), ADR(a)	10,204	153,264
International Business Machines Corp.	2,201	338,580
Science Applications International Corp.	1,090	75,668
Travelport Worldwide Ltd.	19,882	273,576
Western Union Co. (The)(a)	5,405	102,965
Wipro Ltd. (India), ADR(a)	9,954	51,761

		2,990,418

Leisure Products — 0.1%
Mattel, Inc.	9,190	197,861
Sturm Ruger & Co., Inc.(a)	1,604	99,689

		297,550

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	2,948	221,129

Machinery — 0.9%
Briggs & Stratton Corp.	7,407	178,509
Cummins, Inc.	1,512	245,277
Deere & Co.	5,098	630,061
Douglas Dynamics, Inc.	1,670	54,943
Global Brass & Copper Holdings, Inc.	5,145	157,180
Lincoln Electric Holdings, Inc.	405	37,296
MAN SE (Germany)	4,459	478,204
Nordson Corp.	343	41,613
Parker-Hannifin Corp.	271	43,311
Pentair PLC (United Kingdom)	1,320	87,833
Supreme Industries, Inc. (Class A Stock)	14,147	232,718
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	43,087
WABCO Holdings, Inc.*	96	12,241
Wabtec Corp.(a)	811	74,207

		2,316,480

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	180,000	$100,416

Media — 2.3%
AMC Networks, Inc. (Class A Stock)*	5,411	289,002
Astro Malaysia Holdings Bhd (Malaysia)	206,000	121,415
CBS Corp. (Class B Stock)	6,130	390,971
Comcast Corp. (Class A Stock)	33,051	1,286,345
Discovery Communications, Inc. (Class A Stock)*(a)	10,629	274,547
Discovery Communications, Inc. (Class C Stock)*	6,947	175,134
Gannett Co., Inc.	11,583	101,004
KT Skylife Co. Ltd. (South Korea)	1,767	25,256
Liberty Broadband Corp. (Class A Stock)*	887	76,096
Liberty Broadband Corp. (Class C Stock)*	1,698	147,302
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,660	53,319
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,085	96,190
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	396	8,621
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	508	10,876
Liberty Media Corp.-Liberty Braves (Class A Stock)*	147	3,512
Liberty Media Corp.-Liberty Braves (Class C Stock)*	336	8,054
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	522	18,286
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,021	37,388
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,403	100,878
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	4,263	177,767
Lions Gate Entertainment Corp. (Class B Stock)*	890	23,389
Madison Square Garden Co. (The) (Class A Stock)*	1,215	239,234
Meredith Corp.	1,160	68,962
MSG Networks, Inc. (Class A Stock)*	3,533	79,316
Multiplus SA (Brazil)	5,200	60,116
National CineMedia, Inc.	2,547	18,899
New Media Investment Group, Inc.	2,287	30,829
Omnicom Group, Inc.	1,500	124,350
Regal Entertainment Group (Class A Stock)(a)	10,617	217,224
RTL Group SA (Luxembourg)	4,921	372,898
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,785	258,553
SES SA (Luxembourg)	20,795	487,164
Time, Inc.	12,826	184,053
Twenty-First Century Fox, Inc. (Class A Stock)	1,989	56,368
Viacom, Inc. (Class B Stock)	507	17,020
Walt Disney Co. (The)	2,851	302,919

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
World Wrestling Entertainment, Inc. (Class A Stock)	932	$18,985

		5,962,242

Metals & Mining — 0.5%
China Steel Corp. (Taiwan)	50,000	40,658
Compass Minerals International, Inc.(a)	2,842	185,583
DRDGOLD Ltd. (South Africa)	106,964	33,956
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	31,296
Freeport-McMoRan, Inc.*	16,213	194,718
Gold Fields Ltd. (South Africa)	7,578	26,060
Kaiser Aluminum Corp.	639	56,564
Nucor Corp.	3,565	206,307
POSCO (South Korea)	287	71,891
Royal Gold, Inc.(a)	3,525	275,549
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	106,067
Severstal PJSC (Russia), GDR	5,720	74,881

		1,303,530

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	13,644	290,481
Anworth Mortgage Asset Corp.	31,738	190,745
Apollo Commercial Real Estate Finance, Inc.	14,343	266,063
Capstead Mortgage Corp.	2,792	29,121
Chimera Investment Corp.	13,132	244,649
CYS Investments, Inc.	28,501	239,693
Dynex Capital, Inc.	7,403	52,561
New Residential Investment Corp.	12,695	197,534
Starwood Property Trust, Inc.	9,122	204,242

		1,715,089

Multiline Retail — 0.7%
Big Lots, Inc.(a)	5,317	256,811
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,133	242,709
Dollar General Corp.	1,737	125,220
Kohl’s Corp.(a)	5,470	211,525
Macy’s, Inc.	3,470	80,643
Matahari Department Store Tbk PT (Indonesia)	47,900	50,940
Nordstrom, Inc.(a)	1,980	94,703
Target Corp.	14,657	766,414

		1,828,965

Multi-Utilities — 1.2%
Avista Corp.	4,715	200,199
Canadian Utilities Ltd. (Canada) (Class A Stock)	19,300	620,166
Centrica PLC (United Kingdom)	136,140	354,953
Consolidated Edison, Inc.	4,906	396,503
Engie SA (France)	14,331	216,309
National Grid PLC (United Kingdom)	38,092	471,981
NorthWestern Corp.	3,713	226,567
Public Service Enterprise Group, Inc.	6,803	292,597
Unitil Corp.	1,582	76,426

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	6,299	$386,633

		3,242,334

Oil, Gas & Consumable Fuels — 3.0%
Alliance Resource Partners LP, MLP	10,251	193,744
Anadarko Petroleum Corp.	14,703	666,633
Bangchak Corp. PCL (Thailand), NVDR	58,600	57,738
Caltex Australia Ltd. (Australia)	19,400	471,095
Chevron Corp.	2,548	265,833
China Petroleum & Chemical Corp. (China) (Class H Stock)	800,000	626,401
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,776	30,650
DCP Midstream LP, MLP	4,949	167,425
Delek US Holdings, Inc.	10,861	287,165
Enagas SA (Spain)	14,205	398,654
Exxon Mobil Corp.	10,646	859,451
HollyFrontier Corp.	4,671	128,312
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	111,939
JXTG Holdings, Inc. (Japan)	107,400	469,930
Kunlun Energy Co. Ltd. (China)	32,000	27,129
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	145,144
Newfield Exploration Co.*	9,182	261,320
Occidental Petroleum Corp.	2,800	167,636
ONEOK Partners LP, MLP	5,125	261,734
Pembina Pipeline Corp. (Canada)	7,300	241,776
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	15,906
Petronas Dagangan Bhd (Malaysia)	21,200	119,017
Polski Koncern Naftowy ORLEN SA (Poland)	3,140	94,846
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	30,972
PTT PCL (Thailand), NVDR	27,200	296,007
Semirara Mining & Power Corp. (Philippines)	38,030	120,900
Star Petroleum Refining PCL (Thailand), NVDR	236,200	101,453
TC PipeLines LP, MLP	3,468	190,740
Tesoro Corp.	1,903	178,121
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	123,421
Valero Energy Corp.	8,088	545,616
Williams Partners LP, MLP	4,346	174,318

		7,831,026

Paper & Forest Products — 0.0%
Schweitzer-Mauduit International, Inc.	3,432	127,773

Personal Products — 0.0%
Chlitina Holding Ltd. (China)	27,000	124,114

Pharmaceuticals — 3.0%
Allergan PLC	4,455	1,082,966
AstraZeneca PLC (United Kingdom)	3,127	209,459
Bristol-Myers Squibb Co.	8,701	484,820
China Shineway Pharmaceutical Group Ltd. (China)	21,000	21,235
Consun Pharmaceutical Group Ltd. (China)	171,000	132,756
Eli Lilly & Co.	5,752	473,390

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Formosa Laboratories, Inc. (Taiwan)	48,000	$137,658
GlaxoSmithKline PLC (United Kingdom)	10,010	213,087
Johnson & Johnson	3,375	446,479
Mallinckrodt PLC*	290	12,995
Merck & Co., Inc.	7,997	512,528
Mitsubishi Tanabe Pharma Corp. (Japan)	20,900	483,461
Novartis AG (Switzerland)	2,591	216,417
Novo Nordisk A/S (Denmark) (Class B Stock)	10,815	464,691
Otsuka Holdings Co. Ltd. (Japan)	8,600	367,179
Pfizer, Inc.	12,086	405,969
Roche Holding AG (Switzerland)	2,110	539,136
Sanofi (France)	5,224	500,565
Shionogi & Co. Ltd. (Japan)	4,400	245,335
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	12,856	427,076
Tsumura & Co. (Japan)	9,400	381,812
Valeant Pharmaceuticals International, Inc.*	2,583	44,686

		7,803,700

Professional Services — 0.3%
CRA International, Inc.	7,026	255,184
Insperity, Inc.	2,730	193,829
ManpowerGroup, Inc.	832	92,893
Resources Connection, Inc.	17,985	246,395

		788,301

Real Estate Management & Development — 0.8%
China Overseas Land & Investment Ltd. (China)	21,491	62,895
China Vanke Co. Ltd. (China) (Class H Stock)*	187,500	530,358
Daito Trust Construction Co. Ltd. (Japan)	3,400	529,705
Huaku Development Co. Ltd. (Taiwan)	52,000	120,016
Hysan Development Co. Ltd. (Hong Kong)	97,000	462,922
K Wah International Holdings Ltd. (Hong Kong)	144,000	87,414
LPN Development PCL (Thailand), NVDR	81,400	28,491
Pruksa Holding PCL (Thailand), NVDR	84,200	55,242
Quality Houses PCL (Thailand), NVDR	1,522,100	115,489
Shenzhen Investment Ltd. (China)	212,000	93,640
SP Setia Bhd Group (Malaysia)	60,800	49,414

		2,135,586

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	300,200	501,426
Globaltrans Investment PLC (Cyprus), GDR	19,363	144,967
Norfolk Southern Corp.	2,053	249,850
Union Pacific Corp.	4,201	457,531

		1,353,774

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,749	31,722
Broadcom Ltd.	4,892	1,140,081
Cohu, Inc.	8,269	130,154
Cree, Inc.*	9,995	246,377
Intel Corp.	11,486	387,538
Marvell Technology Group Ltd. (Bermuda)	9,655	159,501
Maxim Integrated Products, Inc.	7,871	353,408

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.(a)	2,686	$180,768
Novatek Microelectronics Corp. (Taiwan)	150,000	605,700
Phison Electronics Corp. (Taiwan)	11,000	135,892
Powertech Technology, Inc. (Taiwan)*	28,000	86,373
Siliconware Precision Industries Co. Ltd. (Taiwan)*	364,000	588,021
Sitronix Technology Corp. (Taiwan)	22,000	67,837
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	142,104	970,885
Texas Instruments, Inc.	4,189	322,260
Xilinx, Inc.	2,905	186,850
Xperi Corp.	7,275	216,795

		5,810,162

Software — 1.1%
American Software, Inc. (Class A Stock)	5,134	52,829
Asseco Poland SA (Poland)	5,885	77,453
Autodesk, Inc.*	5,006	504,705
CA, Inc.	11,707	403,540
Citrix Systems, Inc.*	3,615	287,682
Microsoft Corp.	10,394	716,458
Nuance Communications, Inc.*	14,424	251,122
Oracle Corp.	9,878	495,283

		2,789,072

Specialty Retail — 1.6%
Aaron’s, Inc.	7,938	308,788
Abercrombie & Fitch Co. (Class A Stock)(a)	10,529	130,981
American Eagle Outfitters, Inc.	14,936	179,979
Best Buy Co., Inc.(a)	11,881	681,138
Big 5 Sporting Goods Corp.(a)	17,233	224,891
Chico’s FAS, Inc.	7,993	75,294
Children’s Place, Inc. (The)(a)	1,881	192,050
DSW, Inc. (Class A Stock)	9,863	174,575
Finish Line, Inc. (The) (Class A Stock)	15,087	213,783
Foot Locker, Inc.	7,095	349,642
GameStop Corp. (Class A Stock)	5,421	117,148
Home Depot, Inc. (The)	3,264	500,698
Rent-A-Center, Inc.(a)	12,248	143,547
Ross Stores, Inc.	3,868	223,300
Shoe Carnival, Inc.	1,152	24,054
Signet Jewelers Ltd.(a)	496	31,367
USS Co. Ltd. (Japan)	13,709	273,235
Williams-Sonoma, Inc.(a)	5,916	286,926
Yamada Denki Co. Ltd. (Japan)	21,200	105,407

		4,236,803

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	13,021	1,875,284
Asustek Computer, Inc. (Taiwan)	55,000	519,461
CPI Card Group, Inc.(a)	53,178	151,557
Foxconn Technology Co. Ltd. (Taiwan)	12,231	36,890
Hewlett Packard Enterprise Co.	16,990	281,864
HP, Inc.	7,710	134,771
Lite-On Technology Corp. (Taiwan)	361,245	592,956
NCR Corp.*	52	2,124
Neopost SA (France)	7,679	356,606
Pegatron Corp. (Taiwan)	203,000	635,027
Quanta Computer, Inc. (Taiwan)	251,000	593,745

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. (South Korea)	258	$537,368
Seagate Technology PLC(a)	22,057	854,709
Western Digital Corp.	15,993	1,416,980
Wistron Corp. (Taiwan)	35,934	36,527
Xerox Corp.	15,297	439,483

		8,465,352

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	3,317	295,048
Coach, Inc.	7,355	348,186
Culp, Inc.	2,217	72,053
Hanesbrands, Inc.(a)	1,749	40,507
Li & Fung Ltd. (Hong Kong)	712,000	258,954
MC Group PCL (Thailand), NVDR	219,900	118,544
Michael Kors Holdings Ltd.*	2,058	74,603
Movado Group, Inc.(a)	5,463	137,941
Oxford Industries, Inc.	3,614	225,839
Ralph Lauren Corp.(a)	6,700	494,460
Wolverine World Wide, Inc.	2,853	79,913
Xtep International Holdings Ltd. (China)	147,000	56,683
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	143,600	595,580

		2,798,311

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	5,841	117,696
New York Community Bancorp, Inc.	5,515	72,412
Northfield Bancorp, Inc.	2,353	40,354
Oritani Financial Corp.	15,157	258,427

		488,889

Tobacco — 0.9%
Altria Group, Inc.	3,943	293,635
British American Tobacco Malaysia Bhd (Malaysia)	3,500	35,415
British American Tobacco PLC (United Kingdom)	6,805	463,715
Imperial Brands PLC (United Kingdom)	12,357	555,291
Japan Tobacco, Inc. (Japan)	7,600	267,126
KT&G Corp. (South Korea)	5,801	593,395
Reynolds American, Inc.	1,891	122,991
Vector Group Ltd.	6,491	138,388

		2,469,956

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	3,888	229,586
Kaman Corp.	2,450	122,182
Mitsui & Co. Ltd. (Japan)	31,600	452,380
MSC Industrial Direct Co., Inc. (Class A Stock)	1,798	154,556
NOW, Inc.*	6,429	103,378
Sumitomo Corp. (Japan)	36,000	469,446
W.W. Grainger, Inc.(a)	3,200	577,696

		2,109,224

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	388,000	546,482

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	$58,594
Hutchison Port Holdings Trust (Hong Kong), UTS	707,000	304,010
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	112,864
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	36,405
TAV Havalimanlari Holding A/S (Turkey)	24,999	134,070

		1,192,425

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	38,000	52,370
Severn Trent PLC (United Kingdom)	11,945	339,579
TTW PCL (Thailand), NVDR	113,800	35,496

		427,445

Wireless Telecommunication Services — 0.8%
China Mobile Ltd. (China)	13,500	143,124
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	48,393
Intouch Holdings PCL (Thailand), NVDR	78,300	131,294
KDDI Corp. (Japan)	13,000	343,819
NTT DOCOMO, Inc. (Japan)	17,100	404,427
Rogers Communications, Inc. (Canada) (Class B Stock)	9,500	448,701
SK Telecom Co. Ltd. (South Korea)	320	74,409
Taiwan Mobile Co. Ltd. (Taiwan)	139,000	523,220
Vodacom Group Ltd. (South Africa)	2,582	32,444

		2,149,831

TOTAL COMMON STOCKS (cost $174,255,221)		188,368,171

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC B)	17,710	150,483

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC A)	22,700	97,298

TOTAL PREFERRED STOCKS (cost $229,747)		247,781

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF	667	77,659
iShares Russell 2000 Index Fund ETF(a)	5,531	779,429

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $667,211)		857,088

TOTAL LONG-TERM INVESTMENTS (cost $211,676,927)		228,281,455

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MUTUAL FUNDS — 16.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	31,700,080	$31,700,080
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $11,071,516; includes $11,062,214 of cash collateral for securities on loan)(b)(w)	11,069,522	11,070,630

TOTAL AFFILIATED MUTUAL FUNDS (cost $42,771,596)		42,770,710

UNAFFILIATED FUND — 0.4%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $969,254)	969,254	969,254

TOTAL SHORT-TERM INVESTMENTS (cost $43,740,850)		43,739,964

Value
TOTAL INVESTMENTS — 103.5% (cost $255,417,777)	$272,021,419
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.5)%	(9,103,639)

NET ASSETS — 100.0%	$262,917,780

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,829,703; cash collateral of $11,062,214 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
214	S&P 500 E-Mini Index	Sep. 2017	$25,985,133	$25,903,630	$(81,503)

Cash of $988,680 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$81,579,125	$—	$—
Common Stocks	126,209,829	62,158,342	—
Preferred Stocks	247,781	—	—
Unaffiliated Exchange Traded Funds	857,088	—	—
Unaffiliated Fund	969,254	—	—
Other Financial Instruments*
Futures Contracts	(81,503)	—	—

Total	$209,781,574	$62,158,342	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	31.1%
Banks	6.3
Insurance	4.9
Technology Hardware, Storage & Peripherals	3.2
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	3.0
Food & Staples Retailing	2.7
Health Care Providers & Services	2.5
Electric Utilities	2.5
Media	2.3
Semiconductors & Semiconductor Equipment	2.2
Diversified Telecommunication Services	2.2
Food Products	2.1
Aerospace & Defense	1.9
Specialty Retail	1.6
Hotels, Restaurants & Leisure	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Biotechnology	1.3
Multi-Utilities	1.2
Capital Markets	1.2
IT Services	1.1
Chemicals	1.1
Textiles, Apparel & Luxury Goods	1.1
Software	1.1
Electronic Equipment, Instruments & Components	1.0
Tobacco	0.9
Household Products	0.9
Health Care Equipment & Supplies	0.9
Machinery	0.9
Wireless Telecommunication Services	0.8
Real Estate Management & Development	0.8
Industrial Conglomerates	0.8
Trading Companies & Distributors	0.8
Commercial Services & Supplies	0.8
Beverages	0.8

Multiline Retail	0.7%
Construction & Engineering	0.7
Communications Equipment	0.7
Auto Components	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.6
Internet Software & Services	0.6
Gas Utilities	0.5
Road & Rail	0.5
Airlines	0.5
Energy Equipment & Services	0.5
Metals & Mining	0.5
Transportation Infrastructure	0.5
Containers & Packaging	0.4
Air Freight & Logistics	0.4
Construction Materials	0.4
Consumer Finance	0.4
Unaffiliated Mutual Fund	0.4
Unaffiliated Exchange Traded Funds	0.3
Professional Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Diversified Consumer Services	0.3
Internet & Direct Marketing Retail	0.2
Household Durables	0.2
Thrifts & Mortgage Finance	0.2
Building Products	0.2
Water Utilities	0.2
Automobiles	0.1
Leisure Products	0.1
Electrical Equipment	0.1
Life Sciences Tools & Services	0.1
Paper & Forest Products	0.0	*
Personal Products	0.0	*
Health Care Technology	0.0	*
Marine	0.0	*

	103.5
Liabilities in excess of other assets	(3.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$81,503	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$806	$1,678,600	$1,679,406
Interest rate contracts	—	44	44

Total	$806	$1,678,644	$1,679,450

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$72,165

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long position was $22,402,455.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$10,829,703	$(10,829,703)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $10,829,703:
Unaffiliated investments (cost $176,121,433)	$190,442,294
Affiliated investments (cost $79,296,344)	81,579,125
Foreign currency, at value (cost $113,753)	113,490
Deposit with broker for futures	988,680
Dividends and interest receivable	467,327
Receivable for fund share sold	447,483
Tax reclaim receivable	94,624
Due from broker-variation margin futures	56,710
Receivable from affiliate	8,059
Receivable from manager	4,932
Prepaid expenses	135

Total Assets	274,202,859

LIABILITIES:
Payable to broker for collateral for securities on loan	11,062,214
Accrued expenses and other liabilities	134,312
Management fees payable	77,850
Distribution fee payable	6,125
Payable for fund share repurchased	4,213
Affiliated transfer agent fee payable	365

Total Liabilities	11,285,079

NET ASSETS	$262,917,780

Net assets were comprised of:
Paid-in capital	$239,095,619
Retained earnings	23,822,161

Net assets, June 30, 2017	$262,917,780

Net asset value and redemption price per share, $262,917,780 / 22,783,847 outstanding shares of beneficial interest	$11.54

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $162,083, of which $8,487 is reimbursable by an affiliate)	$2,590,341
Interest income	56,498
Affiliated dividend income	46,112
Income from securities lending, net (including affiliated income of $13,115)	31,082

2,724,033

EXPENSES
Management fees	821,461
Distribution fee	280,362
Custodian and accounting fees	114,000
Audit fee	14,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	17,987

Total expenses	1,266,810
Less: Management fee waivers and/or expense reimbursement	(145,600)
Less: distribution fee waiver	(41,558)

Net expenses	1,079,652

NET INVESTMENT INCOME (LOSS)	1,644,381

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(332))	911,162
Futures transactions	1,678,644
Foreign currency transactions	7,656

2,597,462

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,568,813)	11,240,181
Futures	72,165
Foreign currencies	5,147

11,317,493

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	13,914,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,559,336

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,644,381	$1,613,540
Net realized gain (loss) on investment and foreign currency transactions	2,597,462	793,036
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,317,493	7,597,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,559,336	10,003,828

FUND SHARE TRANSACTIONS:
Fund share sold [5,481,295 and 10,975,813 shares, respectively]	61,398,533	113,049,215
Fund share repurchased [59,825 and 2,097,252 shares, respectively]	(671,750)	(20,124,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	60,726,783	92,925,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,286,119	102,928,924
NET ASSETS:
Beginning of period	186,631,661	83,702,737

End of period	$262,917,780	$186,631,661

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 89.0%
COMMON STOCKS — 62.4%	Shares	Value
Aerospace & Defense — 1.0%
Airbus SE (France)	8,700	$717,973
Boeing Co. (The)	13,030	2,576,683
Hexcel Corp.(a)	66,312	3,500,610
Safran SA (France)(a)	8,001	733,744
Textron, Inc.	10,825	509,858

		8,038,868

Airlines — 0.7%
American Airlines Group, Inc.(a)	17,275	869,278
Delta Air Lines, Inc.	62,310	3,348,539
Japan Airlines Co. Ltd. (Japan)	37,200	1,152,295
Ryanair Holdings PLC (Ireland), ADR*	5,982	643,723

		6,013,835

Auto Components — 0.8%
Bridgestone Corp. (Japan)	25,000	1,080,789
Continental AG (Germany)	2,937	635,362
Denso Corp. (Japan)	17,100	725,692
GKN PLC (United Kingdom)	380,300	1,615,362
Hyundai Mobis Co. Ltd. (South Korea)	2,294	501,496
Magna International, Inc. (Canada)	12,348	571,981
Toyota Industries Corp. (Japan)	18,900	999,627

		6,130,309

Automobiles — 0.3%
BYD Co. Ltd. (China) (Class H Stock)	52,500	322,156
General Motors Co.	54,090	1,889,364

		2,211,520

Banks — 5.8%
Akbank TAS (Turkey)	166,701	464,332
Banco Bradesco SA (Brazil), ADR	66,379	564,222
Bancolombia SA (Colombia), ADR(a)	11,100	494,504
Bank of America Corp.	403,325	9,784,665
Barclays PLC (United Kingdom)	284,505	752,455
Citigroup, Inc.	7,140	477,523
Citizens Financial Group, Inc.	95,668	3,413,434
DBS Group Holdings Ltd. (Singapore)	142,000	2,137,211
DNB ASA (Norway)	54,855	933,894
Erste Group Bank AG (Austria)*	16,881	646,624
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	100,400	637,017
HDFC Bank Ltd. (India), ADR	10,632	924,665
HSBC Holdings PLC (United Kingdom), (QMTF)	81,175	753,467
HSBC Holdings PLC (United Kingdom), (XHKG)	166,900	1,550,566
ICICI Bank Ltd. (India), ADR	85,365	765,724
JPMorgan Chase & Co.	63,850	5,835,890
KBC Group NV (Belgium)	14,900	1,129,706
KeyCorp	183,410	3,437,103
Komercni Banka A/S (Czech Republic)	8,187	327,838
Mediobanca SpA (Italy)	145,500	1,439,440
PNC Financial Services Group, Inc. (The)	30,150	3,764,831
Resona Holdings, Inc. (Japan)	233,100	1,287,601
Societe Generale SA (France)	10,003	539,420
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,581,301

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
SunTrust Banks, Inc.	61,220	$3,472,398

		47,115,831

Beverages — 1.6%
Coca-Cola Amatil Ltd. (Australia)	84,800	601,753
Coca-Cola Bottlers Japan, Inc. (Japan)	33,300	964,222
Constellation Brands, Inc. (Class A Stock)	13,410	2,597,919
Diageo PLC (United Kingdom)	27,746	819,948
Dr. Pepper Snapple Group, Inc.	8,990	819,079
Heineken Holding NV (Netherlands)	20,900	1,915,699
Heineken NV (Netherlands)	6,364	618,803
Monster Beverage Corp.*	19,135	950,627
PepsiCo, Inc.	34,362	3,968,467

		13,256,517

Biotechnology — 1.8%
AbbVie, Inc.	62,203	4,510,340
Alexion Pharmaceuticals, Inc.*	6,690	813,972
Amgen, Inc.	15,585	2,684,204
Celgene Corp.*	24,490	3,180,517
Clovis Oncology, Inc.*	3,945	369,370
FibroGen, Inc.*	7,355	237,567
Gilead Sciences, Inc.	16,125	1,141,328
Incyte Corp.*	6,975	878,222
Shire PLC	17,337	955,948

		14,771,468

Building Products — 0.8%
Johnson Controls International PLC	98,914	4,288,911
Masco Corp.	47,710	1,822,999

		6,111,910

Capital Markets — 2.3%
Ameriprise Financial, Inc.	5,345	680,365
Azimut Holding SpA (Italy)	41,200	828,857
CME Group, Inc.	18,027	2,257,701
Credit Suisse Group AG (Switzerland), ADR(a)	35,395	516,766
Daiwa Securities Group, Inc. (Japan)	222,600	1,325,518
Deutsche Boerse AG (Germany)	15,200	1,605,581
Eaton Vance Corp.	17,440	825,261
Goldman Sachs Group, Inc. (The)	15,100	3,350,690
IG Group Holdings PLC (United Kingdom)	43,305	320,566
Morgan Stanley	94,349	4,204,191
MSCI, Inc. (Class A Stock)	6,320	650,897
Northern Trust Corp.	7,390	718,382
UBS Group AG (Switzerland)*	75,500	1,283,944

		18,568,719

Chemicals — 1.6%
Akzo Nobel NV (Netherlands)	12,800	1,113,201
Arkema SA (France)	9,397	1,003,524
Celanese Corp. (Class A Stock)	20,090	1,907,345
Denka Co. Ltd. (Japan)	192,000	993,565
Dow Chemical Co. (The)	38,590	2,433,871
E.I. du Pont de Nemours & Co.	39,012	3,148,659
FMC Corp.	8,805	643,205
Kuraray Co. Ltd. (Japan)(a)	65,600	1,194,513
LANXESS AG (Germany)	5,000	379,203

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Toray Industries, Inc. (Japan)	55,800	$468,144

		13,285,230

Commercial Services & Supplies — 0.2%
MSA Safety, Inc.	9,435	765,839
Secom Co. Ltd. (Japan)	10,000	760,850

		1,526,689

Communications Equipment — 0.8%
Cisco Systems, Inc.	104,930	3,284,309
F5 Networks, Inc.*(a)	20,881	2,653,140
Juniper Networks, Inc.	15,865	442,316

		6,379,765

Construction & Engineering — 0.2%
Boskalis Westminster (Netherlands)	19,300	626,787
MasTec, Inc.*	19,880	897,582

		1,524,369

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	126,500	439,631
Eagle Materials, Inc.	6,160	569,307
Summit Materials, Inc. (Class A Stock)*	17,985	519,227

		1,528,165

Consumer Finance — 0.8%
American Express Co.	43,830	3,692,239
Discover Financial Services	42,212	2,625,164

		6,317,403

Containers & Packaging — 0.4%
Berry Global Group, Inc.*	10,780	614,568
Packaging Corp. of America	7,890	878,867
Smurfit Kappa Group PLC (Ireland)	47,068	1,463,496

		2,956,931

Distributors — 0.2%
Inchcape PLC (United Kingdom)	94,500	928,926
Pool Corp.	7,570	890,005

		1,818,931

Diversified Financial Services — 0.6%
Challenger Ltd. (Australia)	83,700	858,383
First Pacific Co. Ltd. (Hong Kong)	566,975	418,123
Groupe Bruxelles Lambert SA (Belgium)	11,700	1,126,164
Investor AB (Sweden) (Class B Stock)	7,984	385,200
ORIX Corp. (Japan)	118,300	1,840,731

		4,628,601

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	77,180	2,912,001
Inmarsat PLC (United Kingdom)	85,000	852,482
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,024,329
TDC A/S (Denmark)	207,400	1,206,112
Verizon Communications, Inc.	20,395	910,841

		6,905,765

Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,020	2,988,599

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Exelon Corp.	73,750	$2,660,163
PG&E Corp.	45,240	3,002,579

		8,651,341

Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	44,300	1,099,575
AMETEK, Inc.	59,085	3,578,778
Gamesa Corp. Technologica SA (Spain)	33,800	723,171
Prysmian SpA (Italy)	57,751	1,703,285

		7,104,809

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	48,600	792,666
Hitachi Ltd. (Japan)	390,600	2,408,319
Hon Hai Precision Industry Co. Ltd. (Taiwan)	230,100	884,502
Sanmina Corp.*	11,170	425,577
Universal Display Corp.	44,512	4,862,936
Zebra Technologies Corp. (Class A Stock)*	4,740	476,465

		9,850,465

Energy Equipment & Services — 0.4%
Core Laboratories NV(a)	7,256	734,815
Halliburton Co.	27,350	1,168,119
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	5,991	392,501
TechnipFMC PLC (United Kingdom)*	45,400	1,234,880

		3,530,315

Equity Real Estate Investment Trusts (REITs) — 0.1%
British Land Co. PLC (The) (United Kingdom)	113,000	892,088

Food & Staples Retailing — 0.4%
CVS Health Corp.	10,700	860,922
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,900	509,666
METRO AG (Germany)	35,500	1,199,269
Sysco Corp.	17,300	870,709

		3,440,566

Food Products — 1.0%
Blue Buffalo Pet Products, Inc.*(a)	17,560	400,544
Bunge Ltd.	30,120	2,246,951
Indofood Sukses Makmur Tbk PT (Indonesia)	537,200	346,858
Ingredion, Inc.	19,170	2,285,256
Nestle SA (Switzerland)	29,067	2,535,156

		7,814,765

Health Care Equipment & Supplies — 0.5%
Danaher Corp.	38,088	3,214,246
Getinge AB (Sweden) (Class B Stock)	27,279	534,294
Hill-Rom Holdings, Inc.	5,780	460,146

		4,208,686

Health Care Providers & Services — 2.6%
Aetna, Inc.	15,920	2,417,134
AmerisourceBergen Corp.(a)	9,790	925,449
HealthSouth Corp.(a)	17,050	825,220
Humana, Inc.	4,720	1,135,726
McKesson Corp.	29,868	4,914,481

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)	66,200	$1,232,562
UnitedHealth Group, Inc.	48,931	9,072,786
WellCare Health Plans, Inc.*	4,450	799,042

		21,322,400

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	15,731	1,031,482
MGM China Holdings Ltd. (Macau)	348,600	775,223
MGM Resorts International	22,900	716,541
Restaurant Brands International, Inc. (Canada)	7,780	486,561
Sodexo SA (France)	4,794	619,589
TUI AG (Germany)	69,200	1,005,487
Wyndham Worldwide Corp.	24,555	2,465,567

		7,100,450

Household Durables — 1.1%
Lennar Corp. (Class A Stock)	48,810	2,602,549
Mohawk Industries, Inc.*	3,015	728,695
PulteGroup, Inc.(a)	134,750	3,305,418
Sony Corp. (Japan)	42,200	1,609,666
Steinhoff International Holdings NV (South Africa)	141,600	725,549

		8,971,877

Household Products — 0.1%
Kimberly-Clark Corp.	7,860	1,014,805

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	27,000	668,742

Industrial Conglomerates — 1.3%
CK Hutchison Holdings Ltd. (Hong Kong)	103,100	1,293,858
DCC PLC (United Kingdom)	11,000	1,001,764
General Electric Co.	140,780	3,802,468
Koninklijke Philips NV (Netherlands)	62,016	2,207,693
Siemens AG (Germany)	14,905	2,050,246

		10,356,029

Insurance — 3.1%
Allianz SE (Germany)	6,021	1,188,199
Allstate Corp. (The)	34,990	3,094,516
American International Group, Inc.	50,806	3,176,391
Aviva PLC (United Kingdom)	260,338	1,785,764
China Life Insurance Co. Ltd. (China) (Class H Stock)	275,000	840,416
Chubb Ltd.	17,971	2,612,625
Everest Re Group Ltd.	3,289	837,347
Hartford Financial Services Group, Inc. (The)	55,920	2,939,714
Lincoln National Corp.	46,720	3,157,338
MetLife, Inc.	58,899	3,235,911
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,416,605
Talanx AG (Germany)	16,500	617,198
XL Group Ltd. (Bermuda)	13,570	594,366

		25,496,390

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	3,255	3,150,840

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Netflix, Inc.*	4,245	$634,245
Priceline Group, Inc. (The)*	900	1,683,468

		5,468,553

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	5,045	4,690,236
Alphabet, Inc. (Class C Stock)*	4,536	4,121,999
Facebook, Inc. (Class A Stock)*	20,280	3,061,874
GrubHub, Inc.*	6,840	298,224

		12,172,333

IT Services — 1.9%
Amadeus IT Group SA (Spain) (Class A Stock)	19,020	1,136,937
DXC Technology Co.	21,990	1,687,073
Euronet Worldwide, Inc.*	5,835	509,805
Fidelity National Information Services, Inc.	36,630	3,128,202
Fiserv, Inc.*	7,110	869,837
Square, Inc. (Class A Stock)*	28,870	677,290
Vantiv, Inc. (Class A Stock)*	14,310	906,395
Visa, Inc. (Class A Stock)(a)	60,859	5,707,357
Worldpay Group PLC (United Kingdom), 144A	153,751	630,446

		15,253,342

Life Sciences Tools & Services — 0.2%
ICON PLC*	19,316	1,888,911

Machinery — 1.5%
Crane Co.	9,130	724,739
Cummins, Inc.	5,090	825,700
Deere & Co.	24,985	3,087,896
FANUC Corp. (Japan)	5,900	1,141,920
Ingersoll-Rand PLC	39,910	3,647,375
Komatsu Ltd. (Japan)	28,200	723,822
Mitsubishi Heavy Industries Ltd. (Japan)	168,200	692,507
Oshkosh Corp.	11,540	794,875
Stanley Black & Decker, Inc.	6,610	930,225

		12,569,059

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	500	1,006,756
Orient Overseas International Ltd. (Hong Kong)*	65,000	465,906

		1,472,662

Media — 2.2%
Comcast Corp. (Class A Stock)	149,453	5,816,711
ITV PLC (United Kingdom)	219,860	520,426
Publicis Groupe SA (France)(a)	23,700	1,766,437
Sky PLC (United Kingdom)	44,700	578,919
UBM PLC (United Kingdom)	60,577	544,395
Vivendi SA (France)	77,100	1,716,826
Walt Disney Co. (The)	61,866	6,573,263

		17,516,977

Metals & Mining — 0.5%
BHP Billiton Ltd. (Australia), ADR(a)	8,824	314,046
BHP Billiton PLC (Australia), ADR(a)	20,300	624,428
Norsk Hydro ASA (Norway)	95,007	525,769

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Rio Tinto PLC (United Kingdom), ADR(a)	12,736	$538,860
South32 Ltd. (Australia)	324,000	667,279
Steel Dynamics, Inc.	17,895	640,820
voestalpine AG (Austria)	13,435	626,203

		3,937,405

Multi-Utilities — 0.5%
Engie SA (France)	111,700	1,685,975
National Grid PLC (United Kingdom)	81,323	1,007,637
Veolia Environnement SA (France)	74,400	1,574,053

		4,267,665

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	38,785	1,758,512
Chevron Corp.	46,240	4,824,219
Eni SpA (Italy)	74,500	1,119,579
EOG Resources, Inc.	7,515	680,258
Exxon Mobil Corp.	70,790	5,714,877
JXTG Holdings, Inc. (Japan)	279,000	1,220,768
Marathon Petroleum Corp.	47,670	2,494,571
Occidental Petroleum Corp.	43,378	2,597,041
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,949	397,494
Statoil ASA (Norway), ADR	29,586	489,057
TOTAL SA (France)	18,000	893,648
Valero Energy Corp.	39,400	2,657,924

		24,847,948

Personal Products — 0.2%
Unilever PLC (United Kingdom)	27,659	1,496,854

Pharmaceuticals — 2.9%
Allergan PLC	23,990	5,831,729
Astellas Pharma, Inc. (Japan)	123,900	1,518,605
Bayer AG (Germany)	6,500	842,468
Bristol-Myers Squibb Co.	16,075	895,699
Merck KGaA (Germany)	11,500	1,391,488
Novartis AG (Switzerland)	28,567	2,386,105
Novartis AG (Switzerland), ADR	11,350	947,385
Pfizer, Inc.	116,070	3,898,791
Roche Holding AG (Switzerland)	3,313	846,521
Sanofi (France)	20,658	1,979,453
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	120,500	467,082
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	42,234	1,403,013
Zoetis, Inc.	12,155	758,229

		23,166,568

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	88,630	3,226,132
Cheung Kong Property Holdings Ltd. (Hong Kong)	118,800	929,643
Savills PLC (United Kingdom)	22,600	259,047

		4,414,822

Road & Rail — 0.2%
Union Pacific Corp.	12,535	1,365,187

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	494,487	$633,809
Applied Materials, Inc.	138,530	5,722,675
Broadcom Ltd.	10,985	2,560,053
Infineon Technologies AG (Germany)	73,600	1,563,309
Intel Corp.	90,830	3,064,604
Lam Research Corp.	5,870	830,194
Micron Technology, Inc.*	32,265	963,433
ON Semiconductor Corp.*	36,210	508,388
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	113,000	772,040

		16,618,505

Software — 2.6%
Adobe Systems, Inc.*	5,480	775,091
Check Point Software Technologies Ltd. (Israel)*	6,510	710,111
Electronic Arts, Inc.*	12,145	1,283,969
FireEye, Inc.*(a)	30,965	470,978
Micro Focus International PLC (United Kingdom)	27,400	810,200
Microsoft Corp.	184,458	12,714,690
SAP SE (Germany)	17,000	1,779,417
Square Enix Holdings Co. Ltd. (Japan)	21,200	694,765
Symantec Corp.	45,610	1,288,483
VMware, Inc. (Class A Stock)*(a)	5,030	439,773

		20,967,477

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	15,423	1,798,168
Foot Locker, Inc.	26,420	1,301,978
Home Depot, Inc. (The)	53,587	8,220,246
Kingfisher PLC (United Kingdom)	227,661	891,734

		12,212,126

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	112,096	16,144,067
FUJIFILM Holdings Corp. (Japan)	18,800	677,880
HP, Inc.	38,015	664,502
Samsung Electronics Co. Ltd. (South Korea)	726	1,512,129
Seagate Technology PLC(a)	63,791	2,471,901
Western Digital Corp.	30,450	2,697,870

		24,168,349

Tobacco — 0.8%
Altria Group, Inc.	62,175	4,630,172
Imperial Brands PLC (United Kingdom)	36,206	1,627,003

		6,257,175

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc.*	14,475	443,369
Rexel SA (France)	27,100	442,878

		886,247

Transportation Infrastructure — 0.1%
Aena SA (Spain), 144A	2,500	488,187

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	683,000	941,285

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)		Shares	Value
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)		7,823	$369,324
SoftBank Group Corp. (Japan)		14,400	1,170,578
T-Mobile US, Inc.*		11,450	694,099
Vodafone Group PLC (United Kingdom)		429,148	1,218,767

			3,452,768

TOTAL COMMON STOCKS (cost $440,553,777)			505,344,959

PREFERRED STOCK — 0.1%
Automobiles
Hyundai Motor Co. (South Korea) (PRFC) (cost $579,379)		6,500	642,037

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Automobiles — 0.8%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	110	109,865
Series 2015-2, Class A3
1.490%	11/15/19	131	131,374
Series 2016-1, Class A3
1.470%	04/15/20	93	92,969
Series 2017-2, Class A2
1.490%	11/15/19	184	183,937
Series 2017-3, Class A3
1.740%	09/15/21	890	888,951
Americredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	304,713
Series 2017-1, Class A2A
1.510%	05/18/20	65	64,951
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	970	969,241
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	101	100,697
Series 2016-1, Class A3
1.340%	01/22/19	142	141,921
CarMax Auto Owner Trust,
Series 2013-4, Class C
1.950%	09/16/19	78	78,144
Series 2016-3, Class A3
1.390%	05/17/21	443	440,330
Series 2017-1, Class A3
1.980%	11/15/21	235	235,755
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	112	111,676
Drive Auto Receivables Trust,
Series 2016-CA, Class A3, 144A
1.670%	11/15/19	120	120,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	200	$200,332
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1, Class A2
1.579%(c)	05/15/22	750	750,670
GM Financial Automobile Leasing Trust,
Series 2015-2, Class A3
1.680%	12/20/18	532	532,070
Series 2016-2, Class A3
1.620%	09/20/19	489	488,621
Series 2017-1, Class A2A
1.670%	09/20/19	158	158,000
GM Financial Consumer Automobile,
Series 2017-1A, Class A2A, 144A
1.510%	03/16/20	319	318,918
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	253	252,538
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	114	113,974

			6,789,647

Credit Cards — 0.3%
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	473,695
Series 2016-1, Class A
2.040%	03/15/22	770	773,284
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	745,025

			1,992,004

Equipment — 0.3%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	726	725,724
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	247	246,966
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	300	300,632
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	713	711,907
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	213	210,346
Textainer Marine Containers V Ltd. (Bermuda),
Series 2017-1A, Class A, 144A
3.720%	05/20/42	344	346,615

			2,542,190

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other — 0.6%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	555	$563,917
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	835	835,521
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	815	840,358
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	719,623
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	348	347,429
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	466	476,882
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	365,000
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	800,038

			4,948,768

Small Business Loan — 0.4%
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1
2.845%	03/10/27	930	943,017
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	750	761,066
Series 2012-20C, Class 1
2.510%	03/01/32	613	612,948
Series 2014-20L, Class 1
2.700%	12/01/34	803	804,019

			3,121,050

TOTAL ASSET-BACKED SECURITIES (cost $19,417,324)			19,393,659

CERTIFICATE OF DEPOSIT — 0.0%
Barclays Bank Delaware (United Kingdom)^
2.350%(c)	03/26/18	245	240,834

(cost $244,999)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	155	161,431
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	576	578,749
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	140,092
CFCRE Mortgage Trust,
Series 2015-RUM, Class C, 144A
3.909%(c)	07/15/30	875	863,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Chicago Skyscraper Trust,
Series 2017-SKY, Class A, 144A
1.959%(c)	02/15/30	775	$776,450
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class B
4.345%(c)	10/10/47	275	286,389
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	785	836,791
Series 2012-CR2, Class A4
3.147%	08/15/45	534	548,756
Series 2013-CR12, Class ASB
3.623%	10/10/46	250	262,865
Series 2014-CR15, Class A2
2.928%	02/10/47	280	283,932
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,042,605
Series 2014-UBS2, Class A1
1.298%	03/10/47	163	162,889
Series 2014-UBS5, Class AM
4.193%(c)	09/10/47	300	316,070
Series 2014-UBS5, Class C
4.766%(c)	09/10/47	940	948,198
Series 2015-PC1, Class A5
3.902%	07/10/50	145	152,407
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(c)	01/10/34	780	764,156
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	933,721
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	173	176,352
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	283	285,469
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.301%(c)	09/25/44	279	285,315
Government National Mortgage Assoc.,
Series 2012-2, Class AB
2.105%	03/16/37	290	288,728
Series 2011-142, Class A
2.337%	10/16/40	139	139,006
Series 2013-194, Class AE
2.750%(c)	11/16/44	302	301,407
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4
2.822%	08/15/49	81	79,171
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	937,084
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	297	297,590
Series 2008-T29, Class A4
6.503%(c)	01/11/43	269	272,705

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	$215,772
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	795	793,837
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	62,470
Series 2013-C5, Class AAB
2.687%	03/10/46	90	90,872
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	205,144
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	478,734
Series 2016-C35, Class A4
2.931%	07/15/48	310	304,961
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	448	485,639
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	878,583

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,926,843)			15,638,245

CORPORATE BONDS — 10.7%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	609,175

Agriculture — 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	334	343,816

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	138	141,065
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	447	443,132
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	617	604,659
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	580	585,447

			1,774,303

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	417	419,479
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	290	298,538

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	$401,260
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	480	485,395
3.950%	04/13/24	256	259,636
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	306	301,352

			2,165,660

Banks — 2.5%
American Express Bank FSB,
Certificate of Deposit
2.250%	05/24/21	245	245,722
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21	245	246,636
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	695	700,986
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%(c)	05/29/49	600	626,993
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	560	622,681
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	280	296,414
5.625%	07/01/20	600	657,064
5.650%	05/01/18	150	154,710
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	622	624,753
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	371	369,489
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	768,020
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	295	293,534
Sub. Notes
4.836%	05/09/28	510	521,368
BPCE SA (France),
Gtd. Notes, MTN, 144A
2.392%(c)	05/22/22	485	489,249
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	258	260,152
Capital One NA,
Certificate of Deposit
2.250%	05/24/21	245	247,789
Sr. Unsec’d. Notes
2.250%	09/13/21	250	245,367
2.350%	01/31/20	469	469,153

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	831	$831,630
7.875%	05/15/25	715	914,858
Citizens Financial Group, Inc.,
Sub. Notes
5.158%(c)	06/29/23	555	571,625
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	551,713
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.000%	09/01/17	640	644,223
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(c)	06/05/23	237	236,530
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	775	811,286
Sub. Notes
5.150%	05/22/45	580	644,240
HSBC Bank USA NA,
Certificate of Deposit
1.625%(c)	12/09/20	245	244,486
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	255	246,101
3.250%	09/23/22	805	824,983
3.625%	05/13/24	259	267,123
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	450	611,303
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	396	397,305
Sub. Notes, MTN
5.000%	11/24/25	565	614,414
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	254	263,318
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	280	281,916
Societe Generale SA (France),
Jr. Sub. Notes, EMTN
8.250%(c)	09/29/49	600	636,545
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	504,261
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(c)	05/15/23	120	120,364
3.300%	12/16/24	491	503,641
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	307	310,973
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	131	134,451

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		570	$610,470
Sr. Unsec’d. Notes
5.625%	12/11/17		190	193,305
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		461	468,697
Wells Fargo Bank NA,
Certificate of Deposit
2.250%	03/29/21		245	246,268

				20,526,109

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		362	398,433
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19		234	254,408
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.875%	10/27/25		121	121,701
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44		250	263,872

				1,038,414

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23		137	132,832

Building Materials — 0.2%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29		490	657,086
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	600	637,500

				1,294,586

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23		420	501,111
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.750%	03/15/19		84	89,280
6.000%	07/15/18		449	469,024

				1,059,415

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22		163	169,026
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		169	169,857

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38		117	$122,769
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		595	623,263

				1,084,915

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		560	555,593
4.650%	02/23/46		309	346,365
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
8.350%	07/15/46	(a)	580	748,538
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24		736	769,317

				2,419,813

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33		545	656,937

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		310	329,375

Diversified Financial Services — 1.2%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%(c)	01/02/25		659	797,026
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20		144	146,103
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22		595	666,051
Capital One Bank USA NA,
Certificate of Deposit
2.250%	04/19/21		245	247,865
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23		575	593,615
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25		459	445,788
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21		853	848,513
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21		673	670,001
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/19		151	150,395

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	$732,527
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	575	612,000
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	221	245,778
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	794	819,279
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	450	446,326
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	794,891
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	373	362,729
1.900%	07/12/24	805	794,011

			9,372,898

Electric — 0.4%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	164	172,444
6.200%	06/15/36	108	139,649
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	163	200,357
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	535	644,011
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(c)	03/28/25	167	221,936
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.000%	09/30/17	760	766,252
PacifiCorp,
First Mortgage
3.850%	06/15/21	526	556,186
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.150%	01/15/26	130	130,726
6.000%	05/15/37	163	209,125

			3,040,686

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/26	169	162,228

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.750%	10/15/22	575	601,594

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	635	$670,719

Foods — 0.3%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	696,664
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	68	69,512
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	479,399
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	640	638,400
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	434,792

			2,318,767

Healthcare – Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	530	665,268

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	637,449

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	750	802,557

Insurance — 0.6%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	373	377,942
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	810,510
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	731,044
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	724,846
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	555	700,260
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	775,933
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	588,316

			4,708,851

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		341	$370,952

Machinery – Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20		218	220,616
2.800%	03/06/23		423	428,057
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19		625	678,378

				1,327,051

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		96	102,874
6.400%	12/15/35		256	324,427
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		600	629,999
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45		570	621,579
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		265	264,398
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		333	333,726
2.950%	06/15/27	(a)	533	528,393

				2,805,396

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35		580	603,983

Miscellaneous Manufacturing — 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22		715	720,960
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		802	851,243
Sr. Unsec’d. Notes
2.700%	10/09/22		292	297,003
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
4.200%	03/16/47		635	672,621

				2,541,827

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18		127	127,077
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		398	396,161

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		295	$310,405
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		158	162,247
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26		270	299,159
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22	(a)	645	633,713
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26		971	951,016
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		383	375,949
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23		224	221,672
Tesoro Corp.,
Gtd. Notes, 144A
4.750%	12/15/23		530	571,075

				4,048,474

Pharmaceuticals — 0.2%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		112	115,911
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.600%	06/01/44		285	316,132
5.900%	11/01/39		250	311,509
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		151	150,586
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.125%	12/15/46		377	399,851

				1,293,989

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		465	478,002
5.000%	10/01/21		160	171,842

				649,844

Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A^
1.602%(c)	09/01/26		1,443	1,298,410

Real Estate Investment Trusts (REITs) — 0.2%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		615	618,075

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	610	$609,999
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	596,111

			1,824,185

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	640	635,962
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	593	668,937
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	562,070
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	540	760,615

			2,627,584

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	811,658
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	590	658,843
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	704,321
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	297,094
2.500%	10/15/22	346	347,866
4.300%	07/08/34	675	732,382

			3,552,164

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	570	560,361
5.250%	03/01/37	137	145,957
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	700	717,037
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	705,175
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	585	650,813
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset-Backed, 144A
3.360%	03/20/23	580	585,075

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	360	$356,708
5.250%	03/16/37	376	404,197

			4,125,323

Transportation — 0.4%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	264	267,462
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	529	557,518
5.720%	01/15/24	296	325,745
8.251%	01/15/21	48	52,194
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	328,104
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	352	403,438
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	285	312,450
FedExCorp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	14	13,908
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	224	241,742
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	418	446,081
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	264	300,434

			3,249,076

TOTAL CORPORATE BONDS (cost $85,717,476)			86,734,625

FOREIGN GOVERNMENT BONDS — 0.1%
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18	92	100,151
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	250	251,928
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26	391	387,692

TOTAL FOREIGN GOVERNMENT BONDS (cost $736,313)			739,771

MUNICIPAL BONDS — 1.0%
California — 0.3%
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	550	856,459

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
California (continued)
7.700%	11/01/30	760	$887,201
7.950%	03/01/36	690	791,451
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	268,778

			2,803,889

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds, BABs
5.470%	12/01/23	550	611,963

Massachusetts — 0.0%
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/15/36	235	303,597

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	451,702

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	940	1,131,036

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	464,909

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	596,336

Texas — 0.1%
Cypress-Fairbanks Independent School District,
General Obligation Unlimited, BABs
6.629%	02/15/38	665	710,745

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	710,189

TOTAL MUNICIPAL BONDS (cost $7,661,951)			7,784,366

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	108	110,974
Series 2005-121, Class DX
5.500%	01/25/26	227	241,677
Series 2010-135, Class EA
3.000%	01/25/40	13	13,684
Series 2017-38, Class JA
3.000%	03/25/47	957	960,308
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	315	316,642

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	158	$159,290
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
2.092%(c)	07/25/44	28	28,042
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	89	87,891
Series 2013-19, Class BA
2.500%	12/20/42	221	221,440
Series 2014-123, Class PC
2.500%	09/20/43	182	183,049

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,341,777)			2,322,997

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Farm Credit Banks
2.900%	01/17/25	2,451	2,431,260
2.960%	11/17/25	538	538,364
2.980%	03/12/27	784	771,037
2.990%	06/01/26	1,252	1,240,281
3.140%	04/05/27	428	427,070
3.170%	01/05/27	728	725,681
Federal Home Loan Banks
2.690%	02/08/24	1,065	1,058,753
2.700%	04/10/24	250	250,002
3.500%	09/20/29	340	336,139
Federal Home Loan Mortgage Corp.
1.000%(c)	09/15/21	242	241,637
1.000%(c)	09/30/21	1,030	1,028,746
1.500%(c)	08/25/21	1,225	1,220,172
1.500%(c)	03/14/22	537	536,382
2.000%(c)	03/15/22	257	256,464
2.500%	04/01/28	368	372,275
3.000%	11/01/42	225	225,796
3.000%	12/01/46	240	240,080
3.000%	01/01/47	252	251,965
3.500%	08/01/32	339	354,621
3.500%	04/01/34	272	284,702
3.500%	05/01/34	395	412,524
3.500%	08/01/34	566	589,135
3.500%	07/01/42	60	61,955
3.500%	06/01/46	216	222,172
3.500%	08/01/46	455	467,563
4.000%	01/01/40	604	639,849
4.500%	08/01/25	332	353,181
4.500%	06/01/31	170	182,176
4.500%	07/01/44	748	805,281
4.500%	08/01/46	184	197,186
5.000%	08/01/41	748	821,839
Federal National Mortgage Assoc.
1.000%(c)	07/28/21	2,054	2,049,726
3.000%	09/01/26	692	711,668
3.500%	03/01/42	336	346,273
4.000%	02/01/45	1,002	1,056,723
4.000%	02/01/46	210	220,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	07/01/26	257	$260,026
3.000%	12/01/26	175	180,102
3.000%	12/01/30	629	646,126
3.000%	02/01/35	87	88,813
3.000%	07/01/43	786	788,826
3.000%	11/01/46	333	332,882
3.500%	04/01/32	103	107,217
3.500%	08/01/34	186	194,127
3.500%	10/01/34	439	457,529
3.500%	12/01/34	343	357,282
3.500%	02/01/41	288	297,009
3.500%	07/01/42	24	25,003
3.500%	06/01/45	833	860,066
3.500%	05/01/46	418	429,251
3.500%	06/01/46	827	849,403
4.000%	10/01/33	501	531,875
4.000%	10/01/34	303	321,032
4.000%	11/01/34	189	200,253
4.000%	04/01/39	673	713,261
4.000%	06/01/39	675	714,977
4.000%	12/01/40	352	375,706
4.000%	12/01/40	274	289,395
4.000%	01/01/41	23	24,081
4.000%	02/01/41	185	195,074
4.000%	03/01/45	698	744,266
4.000%	07/01/45	789	833,571
4.000%	07/01/46	470	494,547
4.500%	07/01/19	42	43,166
4.500%	12/01/29	171	184,042
4.500%	04/01/31	280	301,230
4.500%	08/01/40	568	614,684
4.500%	01/01/41	393	428,085
4.500%	06/01/41	141	152,900
5.000%	11/01/33	114	125,011
5.000%	06/01/40	165	180,481
5.000%	05/01/41	605	661,416
5.000%	10/01/41	239	260,903
5.500%	01/01/21	13	13,063
Government National Mortgage Assoc.
3.500%	01/15/42	318	330,160
3.500%	05/20/46	430	445,642
Overseas Private Investment Corp.
1.612%(s)	06/10/18	1,250	1,289,559
2.320%(s)	11/15/19	500	527,651
5.142%	12/15/23	549	602,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,449,536)			39,401,469

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.250%	08/15/46	404	355,678
2.500%	02/15/46	276	256,896
2.500%	05/15/46	921	856,854
2.875%	08/15/45	393	395,195
2.875%	11/15/46	142	142,782
3.000%	02/15/47	134	138,229
4.375%	02/15/38	341	434,469

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.125%	08/15/44	3,995	$4,220,809
3.750%	11/15/43	2,410	2,832,974
4.500%	02/15/36	2,040	2,633,193
5.250%	11/15/28	2,365	3,044,569
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	354	370,170
0.125%	04/15/21	297	305,922
0.375%	01/15/27	2,071	2,058,764
0.625%	07/15/21	410	455,830
0.625%	01/15/24	550	584,538
0.625%	01/15/26	1,240	1,284,019
1.000%	02/15/46	814	839,205
2.375%	01/15/25	1,645	2,430,813
U.S. Treasury Notes
1.000%	09/15/17	625	624,908
1.375%	08/31/20	1,559	1,548,039
1.500%	02/28/19	975	977,018
1.625%	12/31/19	1,932	1,939,244
1.875%	03/31/22	402	402,236
2.000%	05/31/21	632	638,419
2.000%	08/15/25	675	663,530
2.250%	01/31/24	279	281,627
2.250%	02/15/27	340	338,420
2.375%	05/31/18	4,165	4,205,021
2.375%	05/15/27	590	593,734
2.500%	08/15/23	1,110	1,139,181
2.625%	08/15/20	3,875	3,996,547
2.750%	11/15/23	1,344	1,399,021

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,470,516)			42,387,854

TOTAL LONG-TERM INVESTMENTS (cost $655,099,891)			720,630,816

		Shares
SHORT-TERM INVESTMENTS — 14.2%
AFFILIATED MUTUAL FUNDS — 13.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		86,230,117	86,230,117
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $26,118,391; includes $26,091,826 of cash collateral for securities on loan)(b)(w)		26,113,586	26,116,197

TOTAL AFFILIATED MUTUAL FUNDS (cost $112,348,509)			112,346,314

		Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
1.081%	12/14/17	2,900	2,885,897

(cost $2,885,725)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $115,234,234)	$115,232,211

TOTAL INVESTMENTS — 103.2% (cost $770,334,125)	835,863,027
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.2)%	(25,857,676)

NET ASSETS — 100.0%	$810,005,351

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,689,639 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,455,305; cash collateral of $26,091,826 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
68	5 Year U.S. Treasury Notes	Sep. 2017	$8,029,610	$8,012,844	$(16,766)
59	10 Year U.S. Treasury Notes	Sep. 2017	7,419,508	7,406,344	(13,164)
27	20 Year U.S. Treasury Bonds	Sep. 2017	4,114,211	4,149,562	35,351
162	Mini MSCI EAFE Index	Sep. 2017	15,306,005	15,305,760	(245)
49	Russell 2000 Mini Index	Sep. 2017	3,484,188	3,465,035	(19,153)
269	S&P 500 E-Mini Index	Sep. 2017	32,686,279	32,561,105	(125,174)
14	S&P Mid Cap 400 E-Mini Index	Sep. 2017	2,460,053	2,444,540	(15,513)

					$(154,664)

A security with a market value of $2,885,897 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$374,740,211	$130,604,748	$—
Preferred Stock	—	642,037	—
Asset-Backed Securities
Automobiles	—	6,789,647	—
Credit Cards	—	1,992,004	—
Equipment	—	2,542,190	—
Other	—	4,948,768	—
Small Business Loan	—	3,121,050	—
Certificate of Deposit	—	—	240,834
Commercial Mortgage-Backed Securities	—	15,638,245	—
Corporate Bonds	—	85,285,820	1,448,805
Foreign Government Bonds	—	739,771	—
Municipal Bonds	—	7,784,366	—
Residential Mortgage-Backed Securities	—	2,322,997	—
U.S. Government Agency Obligations	—	39,401,469	—
U.S. Treasury Obligations	—	45,273,751	—
Affiliated Mutual Funds	112,346,314	—	—
Other Financial Instruments*
Futures Contracts	(154,664)	—	—

Total	$486,931,861	$347,086,863	$1,689,639

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	13.9%
Banks	8.3
U.S. Treasury Obligations	5.5
U.S. Government Agency Obligations	4.9
Insurance	3.7
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	3.1
Software	3.0
Technology Hardware, Storage & Peripherals	3.0
Health Care Providers & Services	2.6
Media	2.5
Capital Markets	2.3
Semiconductors & Semiconductor Equipment	2.0
Commercial Mortgage-Backed Securities	1.9
IT Services	1.9
Biotechnology	1.8
Diversified Financial Services	1.8
Chemicals	1.7
Beverages	1.7
Machinery	1.5
Specialty Retail	1.5
Internet Software & Services	1.5
Industrial Conglomerates	1.3
Electronic Equipment, Instruments & Components	1.2
Automobiles	1.2
Household Durables	1.1
Electric Utilities	1.1
Aerospace & Defense	1.1
Food Products	1.0
Municipal Bonds	1.0
Airlines	0.9
Electrical Equipment	0.9
Hotels, Restaurants & Leisure	0.9
Diversified Telecommunication Services	0.8
Communications Equipment	0.8
Consumer Finance	0.8
Tobacco	0.8
Auto Components	0.8
Building Products	0.8
Internet & Direct Marketing Retail	0.7
Other	0.6
Real Estate Management & Development	0.5
Multi-Utilities	0.5
Health Care Equipment & Supplies	0.5
Telecommunications	0.5
Oil & Gas	0.5
Metals & Mining	0.5
Energy Equipment & Services	0.4
Wireless Telecommunication Services	0.4
Food & Staples Retailing	0.4
Transportation	0.4
Small Business Loan	0.4
Electric	0.4
Containers & Packaging	0.4
Retail	0.3
Equipment	0.3

Miscellaneous Manufacturing	0.3%
Computers	0.3
Residential Mortgage-Backed Securities	0.3
Foods	0.3
Auto Manufacturers	0.3
Credit Cards	0.3
Life Sciences Tools & Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Distributors	0.2
Construction Materials	0.2
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Personal Products	0.2
Marine	0.2
Road & Rail	0.2
Machinery – Diversified	0.2
Real Estate	0.2
Building Materials	0.2
Commercial Services	0.1
Household Products	0.1
Water Utilities	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Trading Companies & Distributors	0.1
Housewares	0.1
Foreign Government Bonds	0.1
Food Service	0.1
Independent Power & Renewable Electricity Producers	0.1
Healthcare – Products	0.1
Cosmetics/Personal Care	0.1
Pipelines	0.1
Home Builders	0.1
Metal Fabricate/Hardware	0.1
Engineering & Construction	0.1
Transportation Infrastructure	0.1
Machinery – Construction & Mining	0.0	*
Agriculture	0.0	*
Distribution/Wholesale	0.0	*
Certificate of Deposit	0.0	*
Electronics	0.0	*

	103.2
Liabilities in excess of other assets	(3.2)

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$160,085	*
Interest rate contracts	Due from/to broker — variation margin futures	35,351	*	Due from/to broker — variation margin futures	29,930	*

Total		$35,351			$190,015

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,543,442
Interest rate contracts	270,561

Total	$4,814,003

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$177,367
Interest rate contracts	81,889

Total	$259,256

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $70,669,478.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$25,455,305	$(25,455,305)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $25,455,305:
Unaffiliated investments (cost $657,985,616)	$723,516,713
Affiliated investments (cost $112,348,509)	112,346,314
Cash	16,117
Foreign currency, at value (cost $92,120)	92,004
Dividends and interest receivable	2,192,781
Receivable for investments sold	1,950,510
Receivable for fund share sold	841,710
Tax reclaim receivable	494,789
Receivable from affiliate	15,232
Receivable from manager	12,444
Prepaid expenses	808

Total Assets	841,479,422

LIABILITIES:
Payable to broker for collateral for securities on loan	26,091,826
Payable for investments purchased	4,849,287
Accrued expenses and other liabilities	249,099
Management fees payable	206,616
Payable for fund share repurchased	28,221
Due to broker-variation margin futures	26,426
Distribution fee payable	22,231
Affiliated transfer agent fee payable	365

Total Liabilities	31,474,071

NET ASSETS	$810,005,351

Net assets were comprised of:
Paid-in capital	$571,121,017
Retained earnings	238,884,334

Net assets, June 30, 2017	$810,005,351

Net asset value and redemption price per share, $810,005,351 / 56,606,252 outstanding shares of beneficial interest	$14.31

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $324,294, of which $27,329 is reimbursable by an affiliate)	$5,878,458
Interest income	3,057,830
Affiliated dividend income	418,976
Income from securities lending, net (including affiliated income of $19,457)	44,059

9,399,323

EXPENSES
Management fees	2,623,834
Distribution fee	975,851
Custodian and accounting fees	208,000
Audit fee	22,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	22,379

Total expenses	3,874,064
Less: Management fee waivers and/or expense reimbursement	(50,744)

Net expenses	3,823,320

NET INVESTMENT INCOME (LOSS)	5,576,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(671))	7,576,013
Futures transactions	4,814,003
Foreign currency transactions	(16,155)

12,373,861

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(609))	40,170,960
Futures	259,256
Foreign currencies	41,448

40,471,664

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	52,845,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,421,528

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$5,576,003	$9,233,387
Net realized gain (loss) on investment and foreign currency transactions	12,373,861	6,806,177
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	40,471,664	7,485,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,421,528	23,524,624

FUND SHARE TRANSACTIONS:
Fund share sold [1,966,886 and 17,417,114 shares, respectively]	27,108,020	218,410,924
Fund share repurchased [1,716,390 and 19,496,663 shares, respectively]	(23,751,853)	(238,262,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,356,167	(19,851,778)

CAPITAL CONTRIBUTIONS	—	433,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,777,695	4,105,903
NET ASSETS:
Beginning of period	748,227,656	744,121,753

End of period	$810,005,351	$748,227,656

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 74.0%	Shares	Value
Aerospace & Defense — 1.6%
Airbus SE (France)	8,563	$706,667
Astrotech Corp.*	35,433	34,009
Boeing Co. (The)	24,343	4,813,828
Cobham PLC (United Kingdom)	347,181	586,307
Dassault Aviation SA (France)	973	1,359,772
General Dynamics Corp.	27	5,349
Hexcel Corp.	3,610	190,572
Huntington Ingalls Industries, Inc.	1,244	231,583
KLX, Inc.*	4,553	227,650
Leonardo SpA (Italy)	47,036	783,140
LIG Nex1 Co. Ltd. (South Korea)	2,947	190,652
Meggitt PLC (United Kingdom)	115,449	717,376
Northrop Grumman Corp.	809	207,678
Raytheon Co.	261	42,146
Rockwell Collins, Inc.	23,485	2,467,804
Rolls-Royce Holdings PLC (United Kingdom)*	7,785,079	10,140
Rolls-Royce Holdings PLC (United Kingdom)*	116,908	1,355,979
Safran SA (France)(a)	9,926	910,279
Tel-Instrument Electronics Corp.*	11,055	35,376
Textron, Inc.	213	10,032
United Technologies Corp.	11,600	1,416,476
Zodiac Aerospace (France)	33,514	910,524

		17,213,339

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	4,480	307,686
FedEx Corp.	190	41,293
United Parcel Service, Inc. (Class B Stock)	6,156	680,792

		1,029,771

Airlines — 0.6%
Air Arabia PJSC (United Arab Emirates)	433,353	120,059
Alaska Air Group, Inc.	10,649	955,854
American Airlines Group, Inc.(a)	66,246	3,333,499
Delta Air Lines, Inc.	393	21,120
easyJet PLC (United Kingdom)	14,372	254,603
Flybe Group PLC (United Kingdom)*	106,424	50,924
Ryanair Holdings PLC (Ireland), ADR*	4,810	517,604
Spirit Airlines, Inc.*	3,330	171,995
United Continental Holdings, Inc.*	16,718	1,258,030

		6,683,688

Auto Components — 0.6%
Autoliv, Inc.(a)	3,860	423,827
CIE Automotive SA (Spain)	6,791	156,126
Delphi Automotive PLC	5,861	513,717
Dometic Group AB (Sweden), 144A	23,804	206,787
Gentex Corp.(a)	18,962	359,709
Hyundai Mobis Co. Ltd. (South Korea)	2,971	649,496
Koito Manufacturing Co. Ltd. (Japan)	17,200	889,421
Leoni AG (Germany)	13,272	684,169
Magna International, Inc. (Canada)	6,140	284,466
Musashi Seimitsu Industry Co. Ltd. (Japan)	11,000	319,173
Nifco, Inc. (Japan)	5,500	295,818
Nippon Seiki Co. Ltd. (Japan)	17,000	342,727
Press Kogyo Co. Ltd. (Japan)	59,200	275,690

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
S&T Motiv Co. Ltd. (South Korea)	2,373	$104,775
Stanley Electric Co. Ltd. (Japan)	25,000	757,622
Sumitomo Rubber Industries Ltd. (Japan)	33,200	562,259
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	36,896	87,342
Workhorse Group, Inc.*(a)	25,600	94,464

		7,007,588

Automobiles — 0.6%
Ferrari NV	3,203	275,522
Honda Motor Co. Ltd. (Japan)	50,400	1,380,863
Mitsubishi Motors Corp. (Japan)	89,600	592,539
Suzuki Motor Corp. (Japan)	13,100	624,057
Tesla, Inc.*(a)	5,957	2,154,111
Toyota Motor Corp. (Japan)	20,400	1,072,295

		6,099,387

Banks — 5.6%
Access National Corp.	1,400	37,127
Auburn National Bancorporation, Inc.	390	14,582
Axis Bank Ltd. (India), GDR	19,355	770,329
Bank Central Asia Tbk PT (Indonesia)	709,500	967,629
Bank of Ireland (Ireland)*	1,820,170	478,160
Bank of the Ryukyus Ltd. (Japan)	10,800	158,601
BankUnited, Inc.	9,800	330,357
Barclays Africa Group Ltd. (South Africa)	37,655	414,034
BNP Paribas SA (France)	34,836	2,507,944
Boston Private Financial Holdings, Inc.	19,925	305,849
CIT Group, Inc.(a)	5,061	246,471
Citigroup, Inc.	53,913	3,605,701
Citizens Financial Group, Inc.	9,577	341,707
Citizens First Corp.	350	7,875
Commerzbank AG (Germany)*	52,582	627,879
Community Bankers Trust Corp.	1,100	9,075
County Bancorp, Inc.	2,700	64,800
Credicorp Ltd. (Peru)	1,567	281,104
DNB ASA (Norway)	58,757	1,000,326
Eagle Bancorp, Inc.*	5,230	331,059
East West Bancorp, Inc.	1,553	90,975
Erste Group Bank AG (Austria)*	63,633	2,437,452
Farmers Capital Bank Corp.	2,290	88,280
Fifth Third Bancorp	42,281	1,097,615
FinecoBank Banca Fineco SpA (Italy)	37,049	292,039
First Business Financial Services, Inc.	3,900	90,012
First Internet Bancorp	6,430	180,362
First Republic Bank	12,963	1,297,596
First US Bancshares, Inc.	3,000	33,660
Fukuoka Financial Group, Inc. (Japan)	59,000	281,501
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	109,700	1,057,508
Hawthorn Bancshares, Inc.	1,143	23,774
HDFC Bank Ltd. (India), ADR	16,945	1,473,707
Home BancShares, Inc.	13,580	338,142
HSBC Holdings PLC (United Kingdom), (QMTF)	78,134	725,241
ING Groep NV (Netherlands)	42,221	728,853
Investors Bancorp, Inc.	25,371	338,957
JPMorgan Chase & Co.	145,167	13,268,264
KBC Group NV (Belgium)	6,827	517,618

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
KeyCorp	69,756	$1,307,227
Lloyds Banking Group PLC (United Kingdom)	2,080,340	1,792,797
National Bank of Canada (Canada)	17,550	737,972
Nordea Bank AB (Sweden)	114,658	1,460,334
Park National Corp.	2,920	302,862
Pinnacle Financial Partners, Inc.	1,400	87,920
Plumas Bancorp	500	10,650
PNC Financial Services Group, Inc. (The)	11,804	1,473,965
Preferred Bank	2,044	109,293
Renasant Corp.	6,430	281,248
Royal Bank of Scotland Group PLC (United Kingdom)	500,351	1,614,487
Signature Bank*	2,729	391,693
Sussex Bancorp	500	12,375
SVB Financial Group*	781	137,292
Svenska Handelsbanken AB (Sweden) (Class A Stock)	128,897	1,846,079
TCF Financial Corp.	20,515	327,009
U.S. Bancorp	70,292	3,649,561
UniCredit SpA (Italy)*	48,980	917,459
United Bancorp, Inc.	1,200	14,700
United Overseas Bank Ltd. (Singapore)	53,300	894,835
Unity Bancorp, Inc.	1,540	26,488
Van Lanschot NV (Netherlands)	7,305	202,442
Wells Fargo & Co.	105,150	5,826,362

		60,287,215

Beverages — 0.7%
Baron de Ley (Spain)*	820	105,529
Coca-Cola Bottlers Japan, Inc. (Japan)	8,500	246,123
Coca-Cola Bottling Co. Consolidated	210	48,063
Coca-Cola Co. (The)	13,274	595,339
Constellation Brands, Inc. (Class A Stock)	1,001	193,924
Diageo PLC (United Kingdom)	20,475	605,076
Dr. Pepper Snapple Group, Inc.	15,638	1,424,778
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,100	703,228
Monster Beverage Corp.*	615	30,553
National Beverage Corp.(a)	3,530	330,267
PepsiCo, Inc.	25,107	2,899,607

		7,182,487

Biotechnology — 1.3%
3SBio, Inc. (China), 144A*	124,000	164,539
Abcam PLC (United Kingdom)	31,758	402,638
Acceleron Pharma, Inc.*	5,120	155,597
Alexion Pharmaceuticals, Inc.*	9,110	1,108,414
Alkermes PLC*	3,660	212,170
Alnylam Pharmaceuticals, Inc.*(a)	4,033	321,672
Aquinox Pharmaceuticals, Inc. (Canada)*	1,377	19,374
Biogen, Inc.*	5,019	1,361,956
BioMarin Pharmaceutical, Inc.*	5,425	492,699
Bluebird Bio, Inc.*(a)	2,150	225,858
Celgene Corp.*	8,192	1,063,895
Celldex Therapeutics, Inc.*(a)	16,502	40,760
Genus PLC (United Kingdom)	5,443	125,983
Gilead Sciences, Inc.	7,894	558,737
Grifols SA (Spain)	9,769	272,371

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Grifols SA (Spain), ADR	93,135	$1,967,943
Incyte Corp.*	4,412	555,515
Ionis Pharmaceuticals, Inc.*(a)	4,879	248,195
Regeneron Pharmaceuticals, Inc.*	87	42,729
Seattle Genetics, Inc.*	3,533	182,797
Shire PLC	31,563	1,740,360
Shire PLC (Ireland), ADR	352	58,175
TESARO, Inc.*(a)	3,229	451,608
United Therapeutics Corp.*	2,265	293,838
Vertex Pharmaceuticals, Inc.*	14,789	1,905,858

		13,973,681

Building Products — 0.7%
American Woodmark Corp.*	2,340	223,587
Apogee Enterprises, Inc.(a)	5,290	300,684
DIRTT Environmental Solutions (Canada)*	45,696	241,377
Fortune Brands Home & Security, Inc.	15,612	1,018,527
Inwido AB (Sweden)	9,293	130,568
Johnson Controls International PLC (Ireland)	96,806	4,197,508
Lindab International AB (Sweden)	18,057	196,884
NCI Building Systems, Inc.*	11,112	185,570
Reliance Worldwide Corp. Ltd. (Australia)	72,335	185,765
Sanwa Holdings Corp. (Japan)	33,000	348,510
Tarkett SA (France)	3,975	184,750
Tyman PLC (United Kingdom)	52,787	243,962

		7,457,692

Capital Markets — 2.7%
Ameriprise Financial, Inc.	7,226	919,798
Ashford, Inc.*	1,247	62,493
Avanza Bank Holding AB (Sweden)	5,237	228,721
Banca Generali SpA (Italy)	7,325	218,580
Bank of New York Mellon Corp. (The)	82,713	4,220,017
BT Investment Management Ltd. (Australia)	26,308	230,236
CBOE Holdings, Inc.	12,175	1,112,795
Charles Schwab Corp. (The)	13,203	567,201
CME Group, Inc.	1,301	162,937
GAM Holding AG (Switzerland)*	30,631	411,829
Goldman Sachs Group, Inc. (The)	65	14,424
Greenhill & Co., Inc.	48	965
Intercontinental Exchange, Inc.	34,403	2,267,846
Intermediate Capital Group PLC (United Kingdom)	24,273	263,227
Investec PLC (United Kingdom)	115,034	859,536
IP Group PLC (United Kingdom)*	71,696	126,172
Julius Baer Group Ltd. (Switzerland)*	24,689	1,304,474
Morgan Stanley	153,785	6,852,660
Rathbone Brothers PLC (United Kingdom)	3,301	108,958
S&P Global, Inc.	4,373	638,414
Saigon Securities, Inc. (Vietnam)	109,636	133,384
SEI Investments Co.	5,703	306,707
State Street Corp.	50,968	4,573,359
TD Ameritrade Holding Corp.	83,759	3,600,799
Vostok New Ventures Ltd. (Bermuda)*	19,254	152,295
Waddell & Reed Financial, Inc. (Class A Stock)(a)	3,581	67,609

		29,405,436

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals — 1.4%
Air Liquide SA (France)	7,123	$880,376
Air Products & Chemicals, Inc.	8,488	1,214,293
Air Water, Inc. (Japan)	29,000	535,215
Balchem Corp.	940	73,047
Calgon Carbon Corp.	19,359	292,321
Celanese Corp. (Class A Stock)	3,380	320,897
CF Industries Holdings, Inc.(a)	33,350	932,466
DIC Corp. (Japan)	3,600	130,073
E.I. du Pont de Nemours & Co.	20,123	1,624,127
Ecolab, Inc.	2,187	290,324
Fufeng Group Ltd. (China)(g)	337,000	181,099
GCP Applied Technologies, Inc.*	1,207	36,814
Incitec Pivot Ltd. (Australia)	243,223	637,966
JSR Corp. (Japan)	31,200	540,111
Kansai Paint Co. Ltd. (Japan)	16,500	380,922
Koninklijke DSM NV (Netherlands)	12,371	899,776
Linde AG (Germany)	3,255	619,601
Nihon Parkerizing Co. Ltd. (Japan)	5,200	77,761
Nippon Shokubai Co. Ltd. (Japan)	15,000	968,899
Nippon Soda Co. Ltd. (Japan)	40,000	221,790
NOF Corp. (Japan)	16,000	204,219
PPG Industries, Inc.	2,734	300,631
Praxair, Inc.	4,233	561,084
RPM International, Inc.	28,509	1,555,166
Sakata INX Corp. (Japan)	4,100	65,529
Sherwin-Williams Co. (The)	1,180	414,133
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,100	250,790
Taiyo Holdings Co. Ltd. (Japan)	4,600	207,270
Valvoline, Inc.	10,087	239,264
Victrex PLC (United Kingdom)	19,133	467,428
WR Grace & Co.	5,077	365,595

		15,488,987

Commercial Services & Supplies — 0.3%
ARC Document Solutions, Inc.*	12,202	50,760
Clean Harbors, Inc.*	2,880	160,790
Covanta Holding Corp.(a)	7,500	99,000
Downer EDI Ltd. (Australia)	145,808	718,234
Edenred (France)	7,232	188,648
Healthcare Services Group, Inc.	4,511	211,250
KAR Auction Services, Inc.	5,311	222,903
Prosegur Cia de Seguridad SA (Spain)	22,656	147,346
Serco Group PLC (United Kingdom)	156,056	233,536
SPIE SA (France)	8,308	249,555
Stericycle, Inc.*	8,211	626,664
Waste Connections, Inc. (Canada)	13,516	870,701

		3,779,387

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	16,048	202,365
Cisco Systems, Inc.	70,108	2,194,380
Harris Corp.	7,759	846,352
Lumentum Holdings, Inc.*	3,577	204,068
MRV Communications, Inc.*	5,950	58,608
Palo Alto Networks, Inc.*	2,697	360,886
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	64,942	466,941

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
Viavi Solutions, Inc.*	13,787	$145,177

		4,478,777

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV(a)	11,410	225,119
Comfort Systems USA, Inc.	6,319	234,435
Koninklijke Volkerwessels NV (Netherlands)*	5,843	162,636

		622,190

Construction Materials — 0.1%
Fletcher Building Ltd. (New Zealand)	67,168	393,329
Martin Marietta Materials, Inc.	1,801	400,867

		794,196

Consumer Finance — 0.4%
Ally Financial, Inc.	21,000	438,899
American Express Co.	7,559	636,770
Credit Saison Co. Ltd. (Japan)	57,500	1,125,904
SLM Corp.*	73,313	843,100
Synchrony Financial	30,371	905,663

		3,950,336

Containers & Packaging — 0.8%
Amcor Ltd. (Australia)	91,982	1,145,885
Ball Corp.	112,083	4,731,023
Graphic Packaging Holding Co.	25,200	347,256
Huhtamaki OYJ (Finland)	5,624	221,477
International Paper Co.	28,035	1,587,061
Packaging Corp. of America	2,522	280,926
Silgan Holdings, Inc.	4,160	132,205

		8,445,833

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	132,240
Paltac Corp. (Japan)	9,400	316,779

		449,019

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	30,400	1,149,246
Bright Horizons Family Solutions, Inc.*	2,240	172,950
Graham Holdings Co. (Class B Stock)	110	65,962
Service Corp. International	6,730	225,119
TAL Education Group (China), ADR(a)	1,800	220,158

		1,833,435

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	114,926	954,422
Cerved Information Solutions SpA (Italy)	11,397	122,281
FirstRand Ltd. (South Africa)	128,983	465,155
Japan Securities Finance Co. Ltd. (Japan)	37,100	192,542

		1,734,400

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	1,870	127,983
KT Corp. (South Korea)	3,046	86,849
KT Corp. (South Korea), ADR(a)	24,941	415,018
Nippon Telegraph & Telephone Corp. (Japan)	67,800	3,200,438
Straight Path Communications, Inc. (Class B Stock)*	3,270	587,456
TDC A/S (Denmark)	83,688	486,678

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica Deutschland Holding AG (Germany)	379,203	$1,896,396
Telefonica SA (Spain)	118,666	1,228,387

		8,029,205

Electric Utilities — 1.7%
American Electric Power Co., Inc.	28,738	1,996,429
Edison International	22,354	1,747,859
EDP – Energias do Brasil SA (Brazil)	235,898	1,005,427
Eversource Energy	15,395	934,630
Exelon Corp.	58,191	2,098,949
Hawaiian Electric Industries, Inc.	7,700	249,326
Iberdrola SA (Spain)	156,721	1,241,926
Korea Electric Power Corp. (South Korea)	16,311	581,645
NextEra Energy, Inc.	24,168	3,386,662
OGE Energy Corp.	5,668	197,190
PG&E Corp.	46,532	3,088,329
Southern Co. (The)	27,653	1,324,026
Spark Energy, Inc. (Class A Stock)(a)	14,000	263,200
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	21,630	145,140
Westar Energy, Inc.	9,748	516,839

		18,777,577

Electrical Equipment — 0.5%
Generac Holdings, Inc.*	7,675	277,298
Kendrion NV (Netherlands)	4,352	178,455
Mitsubishi Electric Corp. (Japan)	88,900	1,285,725
Prysmian SpA (Italy)	18,562	547,460
Schneider Electric SE (France)*	23,783	1,827,715
Sensata Technologies Holding NV*(a)	23,471	1,002,681
Teco Electric and Machinery Co. Ltd. (Taiwan)	83,000	79,744

		5,199,078

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	9,260	360,029
Cognex Corp.	3,688	313,111
Coherent, Inc.*	350	78,747
Hexagon AB (Sweden) (Class B Stock)	29,786	1,415,123
Horiba Ltd. (Japan)	4,200	256,198
IPG Photonics Corp.*	1,650	239,415
Iteris, Inc.*	4,300	26,746
Keysight Technologies, Inc.*	8,250	321,173
Kyocera Corp. (Japan)	15,400	895,059
LightPath Technologies, Inc. (Class A Stock)*(a)	34,900	94,230
LRAD Corp.	26,400	44,616
Nippon Ceramic Co. Ltd. (Japan)	8,000	186,897
Oxford Instruments PLC (United Kingdom)	17,669	241,164
Renishaw PLC (United Kingdom)	2,924	137,875
Sinbon Electronics Co. Ltd. (Taiwan)	52,529	123,994
TE Connectivity Ltd. (Switzerland)	17,372	1,366,829
Venture Corp. Ltd. (Singapore)	24,000	210,077
VeriFone Systems, Inc.*	5,917	107,098
Zebra Technologies Corp. (Class A Stock)*	2,119	213,002

		6,631,383

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*(a)	4,420	215,696

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Natural Gas Services Group, Inc.*	5,200	$129,220
Oceaneering International, Inc.	8,989	205,309
Oil States International, Inc.*	7,100	192,765
Superior Energy Services, Inc.	16,004	166,922
Weatherford International PLC (Switzerland)*	815	3,154
WorleyParsons Ltd. (Australia)*	31,196	268,792

		1,181,858

Equity Real Estate Investment Trusts (REITs) — 4.6%
Acadia Realty Trust(a)	19,091	530,730
Alexandria Real Estate Equities, Inc.(a)	7,940	956,532
American Campus Communities, Inc.	11,624	549,815
American Homes 4 Rent (Class A Stock)	8,775	198,052
American Tower Corp.	30,915	4,090,673
Ashford Hospitality Prime, Inc.	12,218	125,723
Ashford Hospitality Trust, Inc.	440	2,675
AvalonBay Communities, Inc.	11,476	2,205,343
Axiare Patrimonio SOCIMI SA (Spain)	25,335	433,530
Boston Properties, Inc.	7,128	876,887
Camden Property Trust(a)	15,591	1,333,186
Care Capital Properties, Inc.	11,700	312,390
Colony NorthStar, Inc. (Class A Stock)	15,888	223,862
Concentradora Fibra Danhos SA de CV (Mexico)	70,000	125,469
Crown Castle International Corp.	19,312	1,934,676
DCT Industrial Trust, Inc.	20,956	1,119,889
Douglas Emmett, Inc.	33,098	1,264,675
EastGroup Properties, Inc.(a)	4,899	410,536
Education Realty Trust, Inc.	8,261	320,114
Equinix, Inc.	770	330,453
Equity Residential(a)	33,965	2,235,916
Essex Property Trust, Inc.	6,537	1,681,774
Federal Realty Investment Trust	5,971	754,675
Fibra Uno Administracion SA de CV (Mexico)	231,400	437,842
First Potomac Realty Trust	14,897	165,506
Gecina SA (France)	6,688	1,049,740
GEO Group, Inc. (The)	7,800	230,646
GGP, Inc.(a)	71,378	1,681,666
Healthcare Realty Trust, Inc.	28,886	986,457
Highwoods Properties, Inc.	8,757	444,067
Hoshino Resorts REIT, Inc. (Japan)	35	179,612
Host Hotels & Resorts, Inc.(a)	31,372	573,166
Hudson Pacific Properties, Inc.	14,310	489,259
Independence Realty Trust, Inc.	1,351	13,334
Investors Real Estate Trust(a)	44,007	273,283
Iron Mountain, Inc.	5,838	200,594
Kilroy Realty Corp.(a)	12,364	929,155
Kimco Realty Corp.	35,864	658,104
Macerich Co. (The)(a)	18,094	1,050,538
MGM Growth Properties LLC (Class A Stock)(a)	8,801	256,901
Mitsui Fudosan Logistics Park, Inc. (Japan)	53	158,386
Mori Hills REIT Investment Corp. (Japan)	115	141,384
NorthStar Realty Europe Corp.	13,492	171,079
Paramount Group, Inc.(a)	41,930	670,880
Pebblebrook Hotel Trust(a)	11,925	384,462
Power REIT	392	2,965

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	34,205	$2,005,781
PS Business Parks, Inc.	2,739	362,616
Public Storage	6,831	1,424,468
Ramco-Gershenson Properties Trust	11,607	149,730
Rayonier, Inc.	4,890	140,685
Regency Centers Corp.	22,276	1,395,369
RLJ Lodging Trust	15,568	309,336
SBA Communications Corp.*	3,076	414,952
Select Income REIT	12,397	297,900
Simon Property Group, Inc.	11,522	1,863,799
SL Green Realty Corp.	12,332	1,304,726
STAG Industrial, Inc.	6,278	173,273
Sunstone Hotel Investors, Inc.	35,872	578,257
Taubman Centers, Inc.	4,094	243,798
Terreno Realty Corp.	15,964	537,348
Urban Edge Properties	45,284	1,074,589
VEREIT, Inc.	104,684	852,128
Vornado Realty Trust	9,958	935,056
Weingarten Realty Investors(a)	18,176	547,098
Weyerhaeuser Co.	38,803	1,299,901
Xenia Hotels & Resorts, Inc.	15,600	302,172

		49,379,583

Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	16,442	788,121
Casey’s General Stores, Inc.(a)	2,070	221,718
Costco Wholesale Corp.	2,895	462,997
CP ALL PCL (Thailand)	271,800	502,074
CVS Health Corp.	13,282	1,068,670
Empire Co. Ltd. (Canada) (Class A Stock)	37,100	632,829
GS Retail Co. Ltd. (South Korea)	5,197	234,335
Koninklijke Ahold Delhaize NV (Netherlands)	23,883	455,861
Majestic Wine PLC (United Kingdom)	33,141	138,224
PriceSmart, Inc.	720	63,072
Rite Aid Corp.*	39,433	116,327
Seven & i Holdings Co. Ltd. (Japan)	34,200	1,411,244
Sprouts Farmers Market, Inc.*(a)	5,312	120,423
United Natural Foods, Inc.*(a)	3,480	127,716
Walgreens Boots Alliance, Inc.	37,314	2,922,059
Wal-Mart Stores, Inc.	16,753	1,267,867

		10,533,537

Food Products — 1.5%
BRF SA (Brazil)	28,042	331,131
Bunge Ltd.	15,165	1,131,309
Cal-Maine Foods, Inc.*(a)	3,420	135,432
China Mengniu Dairy Co. Ltd. (China)*	303,000	594,106
CJ CheilJedang Corp. (South Korea)	398	125,696
Dean Foods Co.	5,900	100,300
Edita Food Industries GDR (Egypt), GDR, 144A(g)	3,964	22,159
Edita Food Industries SAE (Egypt), GDR(g)	10,319	57,683
Ezaki Glico Co. Ltd. (Japan)	9,200	495,358
Farmer Brothers Co.	5,620	170,005
Flowers Foods, Inc.	2,975	51,497
General Mills, Inc.	6,803	376,886
Hain Celestial Group, Inc. (The)*	6,220	241,460
Ingredion, Inc.	2,970	354,054

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Mayora Indah Tbk PT (Indonesia)(g)	1,244,000	$206,356
McCormick & Co., Inc.	4,198	409,347
Mondelez International, Inc. (Class A Stock)	31,408	1,356,512
Nestle SA (Switzerland)	44,210	3,855,894
Sakata Seed Corp. (Japan)	4,100	127,529
Tyson Foods, Inc. (Class A Stock)	88,921	5,569,122
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	164,500	165,077

		15,876,913

Gas Utilities — 0.2%
Atmos Energy Corp.	17,057	1,414,878
Gas Natural SDG SA (Spain)	23,625	553,026
National Fuel Gas Co.	4,337	242,178
WGL Holdings, Inc.	3,350	279,491

		2,489,573

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	25,872	1,257,638
ABIOMED, Inc.*	1,820	260,805
Alere, Inc.*	2,250	112,928
Ambu A/S (Denmark) (Class B Stock)	5,009	322,926
Becton, Dickinson and Co.	34,296	6,691,493
BioLife Solutions, Inc.*(a)	16,900	40,391
BioMerieux (France)	923	199,873
Cochlear Ltd. (Australia)	2,627	313,761
ConvaTec Group PLC (United Kingdom), 144A*	155,543	646,281
Cooper Cos., Inc. (The)	2,051	491,050
Danaher Corp.	58,006	4,895,126
DENTSPLY SIRONA, Inc.	18,388	1,192,278
DexCom, Inc.*(a)	4,540	332,101
Eiken Chemical Co. Ltd. (Japan)	6,600	199,534
Elekta AB (Sweden) (Class B Stock)	23,364	221,111
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	52,611	441,553
GN Store Nord A/S (Denmark)	23,255	679,023
Hologic, Inc.*	28,753	1,304,811
Insulet Corp.*	4,241	217,606
Intuitive Surgical, Inc.*	2,779	2,599,393
LivaNova PLC (United Kingdom)*	13,476	824,866
Medtronic PLC	51,716	4,589,795
Nakanishi, Inc. (Japan)	2,300	93,286
Nevro Corp.*(a)	4,200	312,606
Nikkiso Co. Ltd. (Japan)	18,000	173,381
Olympus Corp. (Japan)	16,800	615,525
Osstem Implant Co. Ltd. (South Korea)*	4,770	218,539
ResMed, Inc.	2,058	160,256
Smith & Nephew PLC (United Kingdom)	59,985	1,035,856
STERIS PLC (United Kingdom)	2,780	226,569
Stryker Corp.(a)	20,191	2,802,107
Teleflex, Inc.	1,410	292,942
West Pharmaceutical Services, Inc.	2,020	190,930
Wright Medical Group NV (Netherlands)*(a)	6,636	182,424

		34,138,764

Health Care Providers & Services — 2.3%
Aetna, Inc.	31,309	4,753,645
AmerisourceBergen Corp.	3,600	340,307

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Amplifon SpA (Italy)	20,469	$270,112
Anthem, Inc.	10,679	2,009,040
Centene Corp.*	5,169	412,900
Chemed Corp.	830	169,760
Cigna Corp.	9,472	1,585,518
Diplomat Pharmacy, Inc.*	4,810	71,188
Fresenius SE & Co. KGaA (Germany)	14,375	1,234,139
Georgia Healthcare Group PLC (Georgia), 144A*(g)	38,320	176,920
HCA Healthcare, Inc.*	42,414	3,698,501
Henry Schein, Inc.*	137	25,074
Humana, Inc.	4,215	1,014,213
Integrated Diagnostics Holdings PLC (Channel Islands), 144A(g)	29,119	113,491
McKesson Corp.	2,515	413,818
MEDNAX, Inc.*	3,866	233,390
Miraca Holdings, Inc. (Japan)	17,800	801,696
Molina Healthcare, Inc.*	211	14,597
Odontoprev SA (Brazil)	31,600	111,028
Primary Health Care Ltd. (Australia)	229,734	642,519
Select Medical Holdings Corp.*	11,775	180,746
UnitedHealth Group, Inc.	34,544	6,405,148
WellCare Health Plans, Inc.*	470	84,393

		24,762,143

Health Care Technology — 0.0%
athenahealth, Inc.*(a)	1,503	211,247
Simulations Plus, Inc.	9,400	116,090

		327,337

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV (Mexico)	27,000	102,354
Aramark	2,400	98,351
Bloomin’ Brands, Inc.	8,147	172,961
Brinker International, Inc.(a)	3,940	150,114
Buffalo Wild Wings, Inc.*	1,470	186,249
Carnival Corp.	6,341	415,779
Carrols Restaurant Group, Inc.*	10,800	132,300
Cheesecake Factory, Inc. (The)	4,740	238,422
Chipotle Mexican Grill, Inc.*(a)	1,301	541,346
Denny’s Corp.*	21,915	257,940
Domino’s Pizza, Inc.	1,691	357,697
Dunkin’ Brands Group, Inc.(a)	1,400	77,168
Hilton Grand Vacations, Inc.*	1,442	51,999
Hilton Worldwide Holdings, Inc.	23,672	1,464,113
HIS Co. Ltd. (Japan)	4,600	138,643
Las Vegas Sands Corp.	13,882	886,921
Marriott International, Inc. (Class A Stock)	19,774	1,983,530
McDonald’s Corp.	3,394	519,825
MGM Resorts International	41,713	1,305,200
Norwegian Cruise Line Holdings Ltd.*	19,385	1,052,412
Paddy Power Betfair PLC (Ireland)	2,261	241,260
Penn National Gaming, Inc.*	8,854	189,476
Round One Corp. (Japan)	10,800	102,250
Royal Caribbean Cruises Ltd.	4,877	532,715
Skylark Co. Ltd. (Japan)(a)	10,500	150,861
Starbucks Corp.	17,353	1,011,853
William Hill PLC (United Kingdom)	191,288	633,963

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	21,186	$1,562,679

		14,558,381

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	105,555	181,441
Fujitsu General Ltd. (Japan)	31,700	735,124
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)(g)	149,200	906,507
Haier Electronics Group Co. Ltd. (Hong Kong)*	105,000	272,990
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	36,483	234,109
Hanssem Co. Ltd. (South Korea)	872	140,233
Lennar Corp. (Class A Stock)	11,721	624,964
MDC Holdings, Inc.	5,978	211,203
Panasonic Corp. (Japan)	41,600	566,811
Skyline Corp.	15,888	95,646
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	49,600	299,970
Tempur Sealy International, Inc.*(a)	3,960	211,424
Toll Brothers, Inc.	5,000	197,550
UCP, Inc. (Class A Stock)*	11,267	123,374

		4,801,346

Household Products — 0.5%
Colgate-Palmolive Co.	25,335	1,878,084
Essity AB (Sweden) (Class B Stock)*	40,939	1,120,092
Procter & Gamble Co. (The)	12,124	1,056,607
Reckitt Benckiser Group PLC (United Kingdom)	11,091	1,124,335

		5,179,118

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	521,000	378,939
Electric Power Development Co. Ltd. (Japan)	9,700	240,252

		619,191

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	207	19,748
CK Hutchison Holdings Ltd. (Hong Kong)	265,612	3,333,310
DCC PLC (Ireland)	3,470	316,011
General Electric Co.	30,923	835,230
Honeywell International, Inc.	30,622	4,081,606
Jardine Matheson Holdings Ltd. (Hong Kong)	17,400	1,117,080
Roper Technologies, Inc.	19,612	4,540,766

		14,243,751

Insurance — 3.8%
AIA Group Ltd. (Hong Kong)	594,600	4,350,308
American International Group, Inc.	25,685	1,605,826
Aon PLC	9,703	1,290,014
Argo Group International Holdings Ltd.	2,340	141,803
Aspen Insurance Holdings Ltd.	6,340	316,049
Aviva PLC (United Kingdom)	300,394	2,060,525
AXA SA (France)	36,924	1,011,105
Axis Capital Holdings Ltd.	4,260	275,452
BB Seguridade Participacoes SA (Brazil)	109,200	943,374

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Chubb Ltd. (Switzerland)	21,629	$3,144,424
CNA Financial Corp.	4,576	223,080
CNO Financial Group, Inc.	7,653	159,795
Direct Line Insurance Group PLC (United Kingdom)	137,747	637,844
First American Financial Corp.	5,686	254,107
FNF Group	2,627	117,768
Hanover Insurance Group, Inc. (The)	3,360	297,797
Investors Title Co.	290	56,098
Korean Reinsurance Co. (South Korea)	12,143	128,410
Markel Corp.*	305	297,637
Marsh & McLennan Cos., Inc.	50,533	3,939,553
MetLife, Inc.	35,330	1,941,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,337	675,253
Old Republic International Corp.	13,104	255,921
Progressive Corp. (The)	22,648	998,550
Prudential PLC (United Kingdom)	110,482	2,535,992
RSA Insurance Group PLC (United Kingdom)	95,741	768,020
Sampo Oyj (Finland) (Class A Stock)	29,003	1,488,020
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,923	719,495
Sun Life Financial, Inc. (Canada)	12,300	439,719
Suncorp Group Ltd. (Australia)	86,215	981,987
Tokio Marine Holdings, Inc. (Japan)	56,700	2,359,473
Willis Towers Watson PLC (United Kingdom)	17,291	2,515,149
XL Group Ltd. (Bermuda)	64,834	2,839,729
Zurich Insurance Group AG (Switzerland)	5,705	1,664,998

		41,434,305

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	13,634	13,197,711
Ctrip.com International Ltd. (China), ADR*(a)	30,211	1,627,164
Groupon, Inc.*	713	2,738
Netflix, Inc.*	6,647	993,128
Priceline Group, Inc. (The)*	4,310	8,061,941
Shop Apotheke Europe NV (Netherlands), 144A*	2,735	123,992
Takkt AG (Germany)	5,996	149,757
Wayfair, Inc. (Class A Stock)*(a)	4,810	369,793
Yoox Net-A-Porter Group SpA (Italy)*	21,253	588,908

		25,115,132

Internet Software & Services — 3.2%
2U, Inc.*(a)	3,000	140,760
58.com, Inc. (China), ADR*(a)	14,376	634,125
Addcn Technology Co. Ltd. (Taiwan)(g)	10,836	96,603
AfreecaTV Co. Ltd. (South Korea)	6,586	135,209
Alibaba Group Holding Ltd. (China), ADR*(a)	36,252	5,107,907
Alphabet, Inc. (Class A Stock)*	2,755	2,561,268
Alphabet, Inc. (Class C Stock)*	8,093	7,354,352
Baidu, Inc. (China), ADR*	1,111	198,713
Baozun, Inc. (China), ADR*(a)	7,800	172,926
Cornerstone OnDemand, Inc.*	74	2,646
CoStar Group, Inc.*	888	234,077
Facebook, Inc. (Class A Stock)*	48,950	7,390,471

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Gogo, Inc.*(a)	4,910	$56,612
IAC/InterActiveCorp*	600	61,944
j2 Global, Inc.(a)	2,410	205,067
Just Eat PLC (United Kingdom)*	52,107	444,776
Kakaku.com, Inc. (Japan)	15,800	227,124
Mail.Ru Group Ltd. (Russia), GDR*	8,597	226,531
MercadoLibre, Inc. (Argentina)	5,144	1,290,527
NAVER Corp. (South Korea)	1,292	947,076
Pandora Media, Inc.*(a)	15,258	136,101
Scout24 AG (Germany), 144A	25,790	948,658
Shopify, Inc. (Canada) (Class A Stock)*	4,097	355,739
Takeaway.Com Holding BV (Netherlands), 144A*	5,870	250,177
Tencent Holdings Ltd. (China)	117,000	4,197,370
Twitter, Inc.*	5,400	96,498
Yahoo Japan Corp. (Japan)	211,300	918,569
YY, Inc. (China), ADR*(a)	5,000	290,150
Zillow Group, Inc. (Class A Stock)*	3,950	192,918
Zillow Group, Inc. (Class C Stock)*	320	15,683

		34,890,577

IT Services — 2.9%
Accenture PLC (Class A Stock)	11,533	1,426,401
Amadeus IT Group SA (Spain) (Class A Stock)	27,704	1,656,030
Automatic Data Processing, Inc.	8,681	889,455
Black Knight Financial Services, Inc. (Class A Stock)*(a)	10,538	431,531
Booz Allen Hamilton Holding Corp.	14,468	470,789
CSG Systems International, Inc.	4,842	196,488
EPAM Systems, Inc.*	4,553	382,862
Fidelity National Information Services, Inc.	17,763	1,516,960
First Data Corp. (Class A Stock)*	12,300	223,860
First Derivatives PLC (United Kingdom)	2,755	102,206
Fiserv, Inc.*	13,504	1,652,079
FleetCor Technologies, Inc.*	9,297	1,340,720
Global Payments, Inc.	2,610	235,735
Helios & Matheson Analytics, Inc.(a)	40,700	99,308
Indra Sistemas SA (Spain)*	57,885	835,431
Infosys Ltd. (India), ADR(a)	44,986	675,690
Jack Henry & Associates, Inc.	2,431	252,508
Leidos Holdings, Inc.	1,480	76,501
Mastercard, Inc. (Class A Stock)	41,677	5,061,672
MAXIMUS, Inc.	2,910	182,253
PayPal Holdings, Inc.*	57,703	3,096,920
Paysafe Group PLC (Isle of Man)*	52,551	349,751
Sabre Corp.(a)	14,700	320,019
Syntel, Inc.(a)	5,250	89,040
TravelSky Technology Ltd. (China) (Class H Stock)	110,000	324,005
Vantiv, Inc. (Class A Stock)*	2,659	168,421
Visa, Inc. (Class A Stock)(a)	81,644	7,656,574
WEX, Inc.*	2,880	300,298
Wipro Ltd. (India), ADR(a)	92,154	479,201
Wirecard AG (Germany)(a)	13,855	883,732

		31,376,440

Leisure Products — 0.1%
American Outdoor Brands Corp.*(a)	8,600	190,575

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products (continued)
Brunswick Corp.	4,885	$306,436
Mattel, Inc.	12,019	258,769
Polaris Industries, Inc.(a)	4,074	375,745
Spin Master Corp. (Canada), 144A*	5,700	170,103
Thule Group AB (Sweden), 144A	12,315	231,313

		1,532,941

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	49,306	2,924,339
Bio-Techne Corp.	2,933	344,628
Cambrex Corp.*	4,350	259,913
Charles River Laboratories International, Inc.*	1,610	162,852
Eurofins Scientific SE (France)	608	343,038
Illumina, Inc.*	250	43,380
INC Research Holdings, Inc. (Class A Stock)*	4,710	275,535
PAREXEL International Corp.*	4,290	372,844
Quintiles IMS Holdings, Inc.*	1,492	133,534
Tecan Group AG (Switzerland)	2,055	386,970
Thermo Fisher Scientific, Inc.	25,676	4,479,692

		9,726,725

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	4,994	198,723
Aumann AG (Germany), 144A*	1,731	118,857
Colfax Corp.*	4,779	188,149
Daifuku Co. Ltd. (Japan)	5,200	155,982
Douglas Dynamics, Inc.	9,625	316,663
Flowserve Corp.	7,645	354,957
Fortive Corp.	27,866	1,765,311
Fujitec Co. Ltd. (Japan)	28,300	371,143
GEA Group AG (Germany)	24,681	1,013,431
Graco, Inc.	3,141	343,248
IDEX Corp.	70	7,911
Illinois Tool Works, Inc.	12,512	1,792,344
Lincoln Electric Holdings, Inc.	2,415	222,397
Lonking Holdings Ltd. (China)	715,000	223,989
Manitowoc Co., Inc. (The)*	110	661
METAWATER Co. Ltd. (Japan)	8,600	235,847
Middleby Corp. (The)*	3,792	460,766
Miura Co. Ltd. (Japan)	7,400	144,804
Nabtesco Corp. (Japan)	7,000	204,149
Norma Group SE (Germany)	6,413	333,623
Obara Group, Inc. (Japan)	7,500	409,513
Omega Flex, Inc.	1,830	117,852
Oshkosh Corp.	2,644	182,119
PACCAR, Inc.	4,970	328,219
Pentair PLC (Switzerland)	10,555	702,330
Proto Labs, Inc.*	4,420	297,245
SFS Group AG (Switzerland)	1,110	125,978
Spirax-Sarco Engineering PLC (United Kingdom)	2,728	190,259
Stabilus SA (Luxembourg)	1,997	155,212
Stanley Black & Decker, Inc.	7,061	993,695
Trinity Industries, Inc.(a)	7,100	199,013
VAT Group AG (Switzerland), 144A*	1,512	188,091
WABCO Holdings, Inc.*	1,895	241,631
Wabtec Corp.(a)	7,459	682,499

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Welbilt, Inc.*	4,410	$83,129

		13,349,740

Marine — 0.0%
Kirby Corp.*	2,216	148,140
SITC International Holdings Co. Ltd. (China)	281,000	220,845

		368,985

Media — 2.1%
A.H. Belo Corp. (Class A Stock)	20,867	114,769
Altice NV (Netherlands) (Class A Stock)*	26,243	604,624
Ascential PLC (United Kingdom)	100,096	422,589
Astro Malaysia Holdings Bhd (Malaysia)	564,500	332,711
BEC World PCL (Thailand)(g)	120,300	74,369
BEC World PCL (Thailand), NVDR(g)	54,200	33,500
Charter Communications, Inc. (Class A Stock)*	44	14,821
Comcast Corp. (Class A Stock)	138,349	5,384,543
CTS Eventim AG & Co. KGaA (Germany)	5,270	233,354
CyberAgent, Inc. (Japan)	17,500	543,490
Daiichikosho Co. Ltd. (Japan)	3,500	164,400
Daily Journal Corp.*	460	94,889
Ebiquity PLC (United Kingdom)(g)	44,697	71,384
Eutelsat Communications SA (France)	18,795	479,554
Gannett Co., Inc.	3,700	32,264
Huntsworth PLC (United Kingdom)	74,189	55,913
Liberty Broadband Corp. (Class C Stock)*	750	65,063
Liberty Global PLC (United Kingdom) (Class A Stock)*	32,064	1,029,896
Liberty Global PLC (United Kingdom) (Class C Stock)*	88,781	2,768,192
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*(a)	5,492	119,561
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	30,938	662,383
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	801	28,059
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	963	35,265
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	14,190	591,723
Live Nation Entertainment, Inc.*	2,000	69,700
Omnicom Group, Inc.(a)	14,039	1,163,833
Publicis Groupe SA (France)(a)	11,162	831,940
Sirius XM Holdings, Inc.(a)	142,550	779,749
Surya Citra Media Tbk PT (Indonesia)	775,400	150,692
Tele Columbus AG (Germany), 144A*	27,453	303,634
Time Warner, Inc.	5,850	587,399
Twenty-First Century Fox, Inc. (Class A Stock)	26,112	740,014
Twenty-First Century Fox, Inc. (Class B Stock)	68,327	1,904,273
Walt Disney Co. (The)	8,407	893,244
WPP PLC (United Kingdom)	64,539	1,358,984
YouGov PLC (United Kingdom)(g)	64,559	242,479

		22,983,257

Metals & Mining — 0.5%
Acerinox SA (Spain)	9,915	135,970

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Antofagasta PLC (United Kingdom)	48,462	$505,606
Compass Minerals International, Inc.(a)	3,730	243,569
Franco-Nevada Corp. (Canada)	5,984	431,805
Hitachi Metals Ltd. (Japan)	52,800	736,686
Kaiser Aluminum Corp.	3,240	286,805
MMC Norilsk Nickel PJSC (Russia), ADR	41,742	576,040
Real Industry, Inc.*	13,600	39,440
Reliance Steel & Aluminum Co.	4,885	355,677
Royal Gold, Inc.(a)	4,780	373,653
South32 Ltd. (Australia)	606,621	1,249,337

		4,934,588

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	14,510	308,918
Annaly Capital Management, Inc.	24,331	293,189
Apollo Commercial Real Estate Finance, Inc.	11,255	208,780
Cherry Hill Mortgage Investment Corp.	8,300	153,301
CIM Commercial Trust Corp.	1,550	24,645
CYS Investments, Inc.	34,959	294,005
Ellington Residential Mortgage REIT(a)	10,322	151,321
MTGE Investment Corp.	8,084	151,979
Redwood Trust, Inc.(a)	9,715	165,544
Sutherland Asset Management Corp.(a)	8,108	120,404
Two Harbors Investment Corp.	9,300	92,163

		1,964,249

Multiline Retail — 0.3%
Dollar General Corp.	25,363	1,828,419
Next PLC (United Kingdom)	17,169	862,298
Tokmanni Group Corp. (Finland)	9,573	79,758

		2,770,475

Multi-Utilities — 0.3%
Black Hills Corp.(a)	2,095	141,350
DTE Energy Co.	14,990	1,585,792
NiSource, Inc.	16,441	416,944
Sempra Energy	7,554	851,714

		2,995,800

Oil, Gas & Consumable Fuels — 2.0%
Alon USA Energy, Inc.(a)	4,904	65,321
BP PLC (United Kingdom), ADR(a)	20,804	720,859
Canadian Natural Resources Ltd. (Canada), (NYSE)	22,357	644,776
Canadian Natural Resources Ltd. (Canada), (XTSE)	38,200	1,102,286
Cheniere Energy, Inc.*	390	18,997
Diamondback Energy, Inc.*	2,757	244,849
Enbridge, Inc. (Canada)	35,118	1,398,048
Energen Corp.*	4,356	215,056
EOG Resources, Inc.	25,266	2,287,078
Exxon Mobil Corp.	12,636	1,020,104
Gulfport Energy Corp.*	7,266	107,174
HollyFrontier Corp.	554	15,218
Inpex Corp. (Japan)	42,900	414,219
Kosmos Energy Ltd. (Bermuda)*	38,766	248,490
Marathon Petroleum Corp.	22,034	1,153,039
Matador Resources Co.*(a)	11,000	235,070
Occidental Petroleum Corp.	43,488	2,603,627

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Panhandle Oil and Gas, Inc. (Class A Stock)	4,600	$106,260
Parsley Energy, Inc. (Class A Stock)*	9,600	266,400
Renewable Energy Group, Inc.*(a)	7,971	103,224
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	5,030	86,148
SM Energy Co.	9,731	160,853
Syntroleum Corp.^(g)	2,999	558
Targa Resources Corp.	7,190	324,988
TOTAL SA (France)	72,023	3,575,734
TOTAL SA (France), ADR(a)	33,466	1,659,579
TransCanada Corp. (Canada)	57,913	2,760,713
Woodside Petroleum Ltd. (Australia)	15,177	348,145
YPF SA (Argentina), ADR	8,800	192,720
Zion Oil & Gas, Inc.*(a)	21,100	72,373

		22,151,906

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)(a)	17,700	238,992
Quintis Ltd. (Australia)^(a)	93,801	7
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	35,405	267,839

		506,838

Personal Products — 0.2%
Beiersdorf AG (Germany)	2,850	299,768
Edgewell Personal Care Co.*	2,150	163,443
LG Household & Health Care Ltd. (South Korea)	966	839,360
Natural Health Trends Corp.(a)	3,460	96,361
Nu Skin Enterprises, Inc. (Class A Stock)	3,577	224,779
Oriflame Holding AG (Switzerland)*	4,808	180,616

		1,804,327

Pharmaceuticals — 3.8%
Allergan PLC	4,500	1,093,905
Astellas Pharma, Inc. (Japan)	212,900	2,609,451
AstraZeneca PLC (United Kingdom), ADR(a)	49,900	1,701,091
Bayer AG (Germany)	32,077	4,157,515
Bristol-Myers Squibb Co.	242	13,484
Chugai Pharmaceutical Co. Ltd. (Japan)	19,800	741,826
CSPC Pharmaceutical Group Ltd. (China)	142,000	207,407
GlaxoSmithKline PLC (United Kingdom), ADR(a)	58,278	2,512,947
Innoviva, Inc.(a)	9,134	116,915
Intra-Cellular Therapies, Inc.*(a)	3,740	46,451
Johnson & Johnson	27,337	3,616,412
Laboratorios Farmaceuticos Rovi SA (Spain)	10,104	197,170
Medicines Co. (The)*(a)	5,400	205,254
Merck & Co., Inc.	78,060	5,002,865
Merck KGaA (Germany)	6,456	781,169
Mylan NV*	20,299	788,007
Novartis AG (Switzerland)	28,584	2,387,525
Pacira Pharmaceuticals, Inc.*	3,595	171,482
Perrigo Co. PLC(a)	8,443	637,615
Pfizer, Inc.	121,508	4,081,454
Roche Holding AG (Switzerland)	20,611	5,266,418

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Sanofi (France)	24,954	$2,391,097
Sino Biopharmaceutical Ltd. (Hong Kong)	413,000	365,184
Supernus Pharmaceuticals, Inc.*	7,050	303,855
Theravance Biopharma, Inc. (Cayman Islands)(a)	2,490	99,202
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	96,000	148,368
Zoetis, Inc.	32,826	2,047,686

		41,691,755

Professional Services — 0.6%
Capita PLC (United Kingdom)	151,484	1,365,106
CBIZ, Inc.*	11,651	174,765
DKSH Holding AG (Switzerland)	3,462	281,468
DLH Holdings Corp.*	11,830	63,764
Equifax, Inc.	15,424	2,119,566
Experian PLC (United Kingdom)	89,050	1,827,568
Exponent, Inc.	2,350	137,005
IHS Markit Ltd. (Bermuda)*	4,805	211,612
Intertrust NV (Netherlands), 144A	8,714	176,500
ManpowerGroup, Inc.	2,401	268,072
Persol Holdings Co. Ltd. (Japan)	13,900	261,156

		6,886,582

Real Estate Management & Development — 0.5%
ADO Properties SA (Germany), 144A	2,762	116,863
Alexander & Baldwin, Inc.	7,720	319,454
Altus Group Ltd. (Canada)	8,600	185,887
BR Malls Participacoes SA (Brazil)	40,899	147,404
Brasil Brokers Participacoes SA (Brazil)*	74,500	26,086
Cheung Kong Property Holdings Ltd. (Hong Kong)	125,884	985,078
China Overseas Land & Investment Ltd. (China)	258,000	755,056
Emaar Properties PJSC (United Arab Emirates)	270,058	569,680
Hongkong Land Holdings Ltd. (Hong Kong)	114,500	842,720
Iguatemi Empresa de Shopping Centers SA (Brazil)	18,700	184,127
Jones Lang LaSalle, Inc.	2,336	292,000
PSP Swiss Property AG (Switzerland)	8,073	755,332
Realogy Holdings Corp.	5,674	184,121
RMR Group, Inc. (The) (Class A Stock)	2,474	120,360
St. Joe Co. (The)*	9,100	170,625
Sun Hung Kai Properties Ltd. (Hong Kong)	16,250	238,715

		5,893,508

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada), (NYSC)	1,450	233,175
Canadian Pacific Railway Ltd. (Canada), (XTSE)	6,399	1,029,574
CSX Corp.	1,994	108,793
Hertz Global Holdings, Inc.*(a)	4,307	49,531
Kansas City Southern	6,731	704,399
Old Dominion Freight Line, Inc.	266	25,334
Union Pacific Corp.	8,273	901,012
Werner Enterprises, Inc.(a)	5,864	172,108

		3,223,926

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 1.6%
Aixtron SE (Germany)	16,172	$113,770
Amkor Technology, Inc.*	633	6,184
Analog Devices, Inc.	1,807	140,585
Applied Materials, Inc.	26,698	1,102,894
ASML Holding NV (Netherlands)	5,564	725,284
Broadcom Ltd.	14,087	3,282,975
Cree, Inc.*(a)	12,704	313,154
Cypress Semiconductor Corp.	15,029	205,146
Disco Corp. (Japan)	1,200	192,470
Eo Technics Co. Ltd. (South Korea)	1,632	128,648
Integrated Device Technology, Inc.*	13,000	335,270
IQE PLC (United Kingdom)*	445,787	487,706
KLA-Tencor Corp.	1,936	177,163
LEENO Industrial, Inc. (South Korea)	2,626	110,115
Maxim Integrated Products, Inc.	600	26,940
Microchip Technology, Inc.(a)	11,117	858,010
Microsemi Corp.*	1,100	51,480
NXP Semiconductors NV (Netherlands)*	20,815	2,278,202
QUALCOMM, Inc.	33,376	1,843,023
Realtek Semiconductor Corp. (Taiwan)	24,000	86,324
Renesas Electronics Corp. (Japan)*	25,300	221,206
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	366,000	2,500,590
Texas Instruments, Inc.	17,422	1,340,274
Xilinx, Inc.	9,243	594,510
Xperi Corp.	9,500	283,100

		17,405,023

Software — 3.1%
ACI Worldwide, Inc.*	6,400	143,167
Activision Blizzard, Inc.	159	9,154
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	10,539	63,520
Aspen Technology, Inc.*	268	14,810
Cadence Design Systems, Inc.*	4,200	140,658
CDK Global, Inc.(a)	6,360	394,702
Computer Modelling Group Ltd. (Canada)	6,092	47,823
Dell Technologies, Inc. (Class V Stock)*	490	29,944
Descartes Systems Group, Inc. (The) (Canada)*	7,700	187,334
Digimarc Corp.(a)	4,390	176,259
Duzone Bizon Co. Ltd. (South Korea)	9,293	250,202
Electronic Arts, Inc.*	12,830	1,356,388
Ellie Mae, Inc.*	200	21,982
Finjan Holdings, Inc.*	15,850	51,988
Guidewire Software, Inc.*	11,159	766,735
Intuit, Inc.	14,352	1,906,089
Manhattan Associates, Inc.*	6,553	314,937
Microsoft Corp.	210,637	14,519,208
MYOB Group Ltd. (Australia)	61,067	160,428
Netmarble Games Corp. (South Korea), 144A*	2,763	374,308
Nintendo Co. Ltd. (Japan)	1,500	502,187
Nuance Communications, Inc.*	9,945	173,142
Playtech PLC (United Kingdom)	103,486	1,281,926
PTC, Inc.*	4,453	245,449
Red Hat, Inc.*	9,433	903,210
salesforce.com, Inc.*	31,130	2,695,858
ServiceNow, Inc.*	16,295	1,727,270

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Snap, Inc. (Class A Stock)*(a)	39,019	$693,368
Splunk, Inc.*	2,100	119,469
Square Enix Holdings Co. Ltd. (Japan)	27,900	914,337
SS&C Technologies Holdings, Inc.	14,247	547,227
Synopsys, Inc.*	11,066	807,043
Tableau Software, Inc. (Class A Stock)*	5,332	326,692
Ultimate Software Group, Inc. (The)*(a)	3,087	648,455
WANdisco PLC (United Kingdom)*	14,018	108,169
Workday, Inc. (Class A Stock)*(a)	8,287	803,839
Zynga, Inc. (Class A Stock)*	34,316	124,910

		33,552,187

Specialty Retail — 1.3%
AutoZone, Inc.*	951	542,507
Burlington Stores, Inc.*	2,322	213,601
Chow Sang Sang Holdings International Ltd. (Hong Kong)	54,000	126,030
Dick’s Sporting Goods, Inc.	5,128	204,248
Dufry AG (Switzerland)*	1,879	308,363
Francesca’s Holdings Corp.*	1,659	18,149
GNC Holdings, Inc. (Class A Stock)(a)	3,664	30,888
Greencross Ltd. (Australia)	14,610	67,935
Hikari Tsushin, Inc. (Japan)	2,600	273,925
Home Depot, Inc. (The)	19,586	3,004,492
Kingfisher PLC (United Kingdom)	166,738	653,102
L Brands, Inc.	15,828	852,971
Lowe’s Cos., Inc.	37,028	2,870,781
Maisons du Monde SA (France), 144A	8,868	344,688
Michaels Cos., Inc. (The)*(a)	6,200	114,824
Monro Muffler Brake, Inc.	3,320	138,610
Office Depot, Inc.	23,242	131,085
O’Reilly Automotive, Inc.*(a)	2,721	595,192
RH*(a)	2,512	162,074
Ross Stores, Inc.	24,644	1,422,698
Signet Jewelers Ltd. (United Kingdom)(a)	7,261	459,186
Sports Direct International PLC (United Kingdom)(a)	58,856	223,292
Tractor Supply Co.	6,130	332,307
VT Holdings Co. Ltd. (Japan)	30,700	151,712
XXL ASA (Norway), 144A	21,200	203,901
Yellow Hat Ltd. (Japan)	7,300	174,268

		13,620,829

Technology Hardware, Storage & Peripherals — 1.2%
3D Systems Corp.*	126	2,356
Apple, Inc.	64,146	9,238,307
Catcher Technology Co. Ltd. (Taiwan)	23,000	274,124
Hewlett Packard Enterprise Co.	10,903	180,881
NCR Corp.*	7,484	305,647
Samsung Electronics Co. Ltd. (South Korea)	1,248	2,599,362
Western Digital Corp.	5,937	526,018
Xaar PLC (United Kingdom)	20,458	100,737

		13,227,432

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	51,400	955,249
Brunello Cucinelli SpA (Italy)(a)	5,127	134,720
Burberry Group PLC (United Kingdom)	58,273	1,260,959

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.(a)	3,930	$349,574
Coach, Inc.	4,248	201,100
Columbia Sportswear Co.	3,120	181,147
Kate Spade & Co.*	6,095	112,697
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	159,376	174,921
Moncler SpA (Italy)	8,312	194,988
NIKE, Inc. (Class B Stock)	4,436	261,724
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	188,070
Skechers U.S.A., Inc. (Class A Stock)*	11,560	341,020
Ted Baker PLC (United Kingdom)	5,080	158,039

		4,514,208

Thrifts & Mortgage Finance — 0.1%
Greene County Bancorp, Inc.(a)	1,250	34,000
Hamilton Bancorp, Inc.*	410	6,150
Hingham Institution for Savings	330	60,037
Kentucky First Federal Bancorp	600	5,670
LendingTree, Inc.*(a)	2,190	377,118
New York Community Bancorp, Inc.	28,596	375,465
Ocwen Financial Corp.*	22,318	60,035
Radian Group, Inc.	14,980	244,923
Severn Bancorp, Inc.	726	5,300
TFS Financial Corp.	18,300	283,101
Walter Investment Management Corp.*	1,768	1,674
Waterstone Financial, Inc.	7,460	140,621

		1,594,094

Tobacco — 1.7%
Altria Group, Inc.	6,471	481,895
British American Tobacco PLC (United Kingdom)	62,437	4,254,661
Japan Tobacco, Inc. (Japan)(a)	67,000	2,354,923
KT&G Corp. (South Korea)	5,988	612,523
Philip Morris International, Inc.	87,055	10,224,610
Vector Group Ltd.(a)	6,090	129,839

		18,058,451

Trading Companies & Distributors — 0.4%
AeroCentury Corp.*	4,170	51,707
Ahlsell AB (Sweden), 144A	29,530	202,559
Brenntag AG (Germany)	3,981	230,875
Hanwa Co. Ltd. (Japan)	21,000	150,586
Herc Holdings, Inc.*	5,802	228,135
Huttig Building Products, Inc.*(a)	30,250	212,053
IMCD Group NV (Netherlands)	5,446	295,051
Rexel SA (France)	20,530	335,508
Sumitomo Corp. (Japan)	192,600	2,511,538

		4,218,012

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	29,869	624,859

Water Utilities — 0.1%
American States Water Co.	4,075	193,196
Artesian Resources Corp. (Class A Stock)	2,810	105,768
California Water Service Group	7,370	271,216
Pure Cycle Corp.*	4,300	33,325

		603,505

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services — 0.5%
Sarana Menara Nusantara Tbk PT (Indonesia)(g)	2,072,200	$590,563
Shenandoah Telecommunications Co.	8,200	251,740
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	85,000	111,275
TIM Participacoes SA (Brazil), ADR	32,145	475,746
T-Mobile US, Inc.*	11,294	684,642
Vodafone Group PLC (United Kingdom)	437,846	1,243,469
Vodafone Group PLC (United Kingdom), ADR	53,646	1,541,250

		4,898,685

TOTAL COMMON STOCKS (cost $694,244,984)		802,564,923

PREFERRED STOCKS — 0.1%
Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock)	656	13,867

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.123%	11,647	629,054

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co. 6.125%	5,935	325,119

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	250,900	213,571

TOTAL PREFERRED STOCKS (cost $1,091,617)		1,181,611

	Units
RIGHTS* — 0.0%
Real Estate Management & Development — 0.0%
Brasil Brokers Participacoes SA, expiring 07/19/17 (cost $0)	23,863	432

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	13	12,753
Series 2014-4, Class D
3.070%	11/09/20	250	252,969
Series 2015-4, Class A3
1.700%	07/08/20	405	405,050
Series 2017-1, Class A3
1.870%	08/18/21	50	49,984
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	199,823
Series 2017-1, Class A2, 144A
2.130%	07/20/22	200	200,332
Ford Credit Floorplan Master Owner Trust,
Series 2014-4, Class A1
1.400%	08/15/19	100	100,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130		$130,516
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	500		502,326
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40		39,976
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	191		191,021
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165		165,010

				2,249,760

Collateralized Loan Obligations — 0.1%
ALM XI Ltd.,
Series 2014-11A, Class A2AR, 144A
2.642%(c)	10/17/26	250		250,095
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class A1R, 144A
2.322%(c)	07/28/26	250		250,063
OZLM VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 144A
2.598%(c)	10/17/26	250		250,226

				750,384

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	135		135,647

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100		100,034
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100		100,635
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220		220,017
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	400		402,987
Series 2014-1, Class A
1.610%	11/15/20	145		145,083
Series 2015-2, Class A
1.600%	04/15/21	200		200,034

				1,168,790

Equipment — 0.1%
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	—	(r)	271
Series 2014-B, Class A4
1.610%	05/17/21	30		30,011

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Equipment (continued)
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	100		$100,120
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	—	(r)	249
Series 2014-B, Class A3
1.070%	11/15/18	19		18,976
Series 2016-B, Class A3
1.250%	06/15/20	80		79,644
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	153		152,539
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50		50,044

				431,854

Other — 0.1%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.970%	10/30/45	197		202,059
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	186		190,431
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	36		35,695
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	135		135,000
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	46		46,066
Nationstar HECM Loan Trust,
Series 2016-2A, Class A, 144A^
2.239%(c)	06/25/26	40		40,139
Series 2016-3A, Class A, 144A^
2.013%	08/25/26	60		60,982
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(c)	06/20/31	20		20,094
Series 2014-3A, Class A, 144A
2.300%	10/20/31	25		25,264
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	147		151,079

				906,809

Residential Mortgage-Backed Securities — 0.0%
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	71		71,685
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	119		119,737
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	98		98,235
Series 2016-3, Class A1, 144A
2.250%(c)	04/25/56	101		100,630

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
			$390,287

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	100,404

TOTAL ASSET-BACKED SECURITIES (cost $6,118,651)			6,133,935

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	2	2,227
Series 2014-GC21, Class AS
4.026%	05/10/47	50	52,397
Series 2014-GC25, Class A1
1.485%	10/10/47	7	6,755
Series 2015-GC27, Class A5
3.137%	02/10/48	235	236,075
Series 2016-GC36, Class A5
3.616%	02/10/49	400	414,456
Series 2017-P7, Class AS
3.915%	04/14/50	195	202,578
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A1
1.218%	02/10/47	6	5,503
COMM 2014-UBS4 Mortgage Trust,
Series 2014-UBS4, Class C
4.781%(c)	08/10/47	240	241,869
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	22	21,798
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	21,152
Series 2014-UBS2, Class A1
1.298%	03/10/47	7	6,844
Series 2014-UBS4, Class A1
1.309%	08/10/47	6	6,413
Series 2014-UBS5, Class A1
1.373%	09/10/47	20	19,656
Series 2015-CR26, Class A4
3.630%	10/10/48	400	414,303
Series 2015-LC21, Class A4
3.708%	07/10/48	260	271,083
Series 2015-PC1, Class A5
3.902%	07/10/50	190	199,705
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	52	51,438
Series K025, Class A1
1.875%	04/25/22	15	14,580
Series K057, Class A1
2.206%	06/25/25	159	157,181
Series K716, Class A1(g)
2.413%	08/25/47	48	48,418
GS Mortgage Securities Trust,
Series 2014-GC22, Class A1
1.290%	06/10/47	7	7,074

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-GC24, Class A1
1.509%	09/10/47	121	$120,795
Series 2014-GC26, Class A5
3.629%	11/10/47	245	255,048
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A1
1.268%	07/15/47	9	8,693
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	31,742
Series 2014-C22, Class A1
1.451%	09/15/47	12	11,672
Series 2014-C23, Class A1
1.650%	09/15/47	22	21,920
Series 2014-C24, Class A1
1.539%	11/15/47	9	9,243
Series 2015-C31, Class A3
3.801%	08/15/48	150	157,219
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	110,404
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	4	3,586
Series 2014-C17, Class A5
3.741%	08/15/47	115	120,484
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	63,174
Series 2014-C18, Class A1
1.686%	10/15/47	33	32,569
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	268,999
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	25	25,389
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,433
Series 2014-C21, Class A1
1.413%	08/15/47	22	22,174
1.475%	09/15/57	24	23,979

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,787,956)			3,731,028

CORPORATE BONDS — 4.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,067
4.000%	03/15/22	120	125,837
4.200%	04/15/24	35	36,856
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	150,923
3.650%	11/01/24	125	128,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Advertising (continued)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	$87,077

			578,945

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	270,369
3.832%	04/27/25	40	41,282
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	310,862

			622,513

Agriculture — 0.0%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	200,075
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	85,370

			285,445

Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	10/01/26	81	83,531
American Airlines 2016-1 Class B,
Pass-Through Certificates
5.250%	07/15/25	439	456,693
Delta Air Lines 2009-1 Class A,
Pass-Through Certificates
7.750%	06/17/21	17	18,791
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	01/30/25	135	138,921
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	115	116,504
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	20	21,124
United Airlines 2014-2 Class B,
Pass-Through Certificates
4.625%	03/03/24	116	119,253
United Airlines 2016-1 Class A,
Pass-Through Certificates
3.450%	01/07/30	195	196,463
United Airlines 2016-2 Class A,
Pass-Through Certificates
3.100%	04/07/30	195	190,613

			1,341,893

Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	248,317

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.145%	01/09/18	200	$200,679
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,053
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	55,752
3.150%	01/15/20	90	91,543
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.950%	09/12/17	100	100,048
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	223,210
1.950%	02/27/20	135	134,991

			1,115,593

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	115	117,477
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24	25	26,254

			143,731

Banks — 1.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	200,313
Sub. Notes, 144A
4.750%	07/28/25	200	210,848
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	190,647
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	116,385
3.824%(c)	01/20/28	300	305,209
4.100%	07/24/23	35	37,052
4.125%	01/22/24	225	237,433
Sub. Notes, MTN
4.200%	08/26/24	10	10,381
4.450%	03/03/26	225	234,167
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	49,999
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	99,999
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	252,174
Sub. Notes, MTN, 144A
4.875%	04/01/26	200	211,185
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	248,058

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	$347,040
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	203,138
3.887%(c)	01/10/28	545	553,864
5.875%	01/30/42	25	31,505
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.500%	03/14/19	250	251,832
2.550%	05/13/21	250	250,138
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,741
Sub. Notes
4.300%	12/03/25	129	134,496
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	106,363
Sub. Notes, 144A
4.500%	12/09/25	250	261,766
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	349,759
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,863
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	174,924
3.000%	04/26/22	685	690,263
3.750%	05/22/25	125	127,999
Sub. Notes
4.250%	10/21/25	115	118,871
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(c)	03/13/23	375	382,106
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	203,809
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	174,965
3.125%	01/23/25	125	124,268
3.782%(c)	02/01/28	355	363,029
Sub. Notes
3.375%	05/01/23	375	380,535
4.250%	10/01/27	175	182,543
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22	400	401,697
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	151,039
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	75	75,247
3.125%	07/27/26	500	486,124
4.300%	01/27/45	170	175,800

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	$375,245
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,963
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	347,290
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	251,015
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	45,308
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	50,313
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,894
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	250,661
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,299
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	224,561
1.750%	07/23/18	195	195,321
Sub. Notes
3.625%(c)	09/15/31	35	34,726
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,317
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	203,067
4.125%	09/24/25	200	209,647
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	910	922,748
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	72,720
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	450,880

			13,128,549

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	273,022
4.700%	02/01/36	150	165,096
4.900%	02/01/46	250	282,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (continued)
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26	320	$301,327

			1,021,605

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	25	25,040
2.875%	06/23/20	75	76,197
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	62,752
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	415	417,380
3.550%	08/15/22	155	161,357
4.625%	05/15/44	185	194,353
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,873
4.150%	03/01/47	160	160,746

			1,154,698

Building Materials — 0.0%
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	21,646
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	75,838

			97,484

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	82,489
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	206,372

			288,861

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	99,943
2.700%	11/01/26	70	67,513
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,260
3.850%	11/15/24	10	10,293
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	55,426
4.300%	09/15/44	75	79,627
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18	200	199,883

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	$81,490
President and Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46		425	406,166
3.619%	10/01/37		35	36,423
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		35	34,183
4.125%	02/02/26		30	31,136

				1,127,343

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	(a)	250	250,627
3.250%	02/23/26		450	458,058
DXC Technology Co.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20		205	207,577
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		225	226,925

				1,143,187

Consumer Finance — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26		375	361,860

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22		150	153,936
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20		145	144,897
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27		150	150,014
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		35	34,991
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18		50	50,198
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20		325	326,547
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		75	74,105
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20		60	61,168
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	04/13/18		45	46,157

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35		360	$390,046

				1,432,059

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	37,198
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	27,865
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		35	35,181
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19		110	110,857
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	52,235
3.750%	09/01/46		45	42,749
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		175	171,996
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	(a)	400	398,651
5.150%	12/01/20		25	26,964
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20		115	116,073
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33		295	375,470
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18		20	20,022
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17		75	74,997
4.250%	07/01/36		140	142,515
4.400%	07/01/46		140	142,544
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		15	15,013
5.150%	09/15/41		35	36,851
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20		350	348,905
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		50	53,142
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		150	155,552

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		250	$255,454

				2,640,234

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		85	88,926
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		125	129,203
5.875%	06/15/20		25	27,050
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19		100	101,860

				347,039

Engineering & Construction — 0.0%
SBA Tower Trust,
MORTGAGE, 144A
2.877%	07/15/46^		90	89,816
2.898%	10/15/44		160	160,843

				250,659

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		25	26,840

Foods — 0.0%
Whole Foods Market, Inc.,
Gtd. Notes
5.200%	12/03/25		230	265,811

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		17	18,524
4.800%	06/15/44	(a)	25	26,686
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24		90	86,928

				132,138

Gas — 0.0%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27		295	297,030

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		215	217,094

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		140	143,315
4.750%	11/30/36		185	201,365
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		360	361,138

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	40	$40,513
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	400	400,254
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	168,815
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	150	150,562
2.400%	02/01/19	20	20,148
2.950%	09/19/26	150	145,858

			1,631,968

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	193,273
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	59,275
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	340	344,364
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	197,786
Unsec’d. Notes
4.185%	11/15/45	125	127,799
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,902
4.950%	10/01/44	350	393,066
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	77,330
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	135	148,545
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	206,207
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	40,897

			1,864,444

Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,522

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	198,220

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	$15,080
4.125%	02/15/24	50	52,790
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	81,150
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	202,650
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,065
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	475	492,720
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,142
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	482,810
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	30,832
3.500%	06/03/24	25	25,793
4.350%	01/30/47	25	26,718
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	428,419
2.050%	06/12/20	150	149,849
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	84,292
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,971
3.400%	05/15/25	120	122,472
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	588,633
4.900%	09/15/44	70	78,350
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	70,667
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	181,814

			3,431,437

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	201,529
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	220	240,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	125	$126,533
3.650%	03/15/25	75	76,962
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	204,597

			850,511

Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	151,442

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	86,475

Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	399,162

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	30,749
4.500%	02/15/21	25	26,790
5.650%	08/15/20	30	33,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	305	329,497
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	36,290
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	27,225
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	30	30,803
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	19,968
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	35	37,338
6.750%	06/15/39	30	36,720
8.750%	02/14/19	10	10,999
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,453
6.550%	05/01/37	35	41,794
6.750%	07/01/18	15	15,693
8.250%	04/01/19	35	38,610

			725,929

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	$50,053
3.625%	06/09/21	35	36,281
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	100	105,254

			191,588

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	302,915

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,994
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,997
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	200,032
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,926
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	50	51,150
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	180,705
Nabors Industries, Inc.,
Gtd. Notes, 144A
5.500%	01/15/23	75	71,063
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	176,583
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	207,121
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	140,980
3.500%	07/23/20	90	90,945
5.500%	06/27/44	210	185,640
Gtd. Notes, 144A
5.375%	03/13/22	300	315,825
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	298,234
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	102,320
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	49,234

			2,169,749

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24		30	$30,591

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		200	210,927
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		135	139,160
Express Scripts Holding Co.,
Gtd. Notes
3.300%	02/25/21	(a)	150	154,486
4.500%	02/25/26		200	211,962
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		10	10,782
4.600%	06/01/44		35	38,823
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		260	257,705
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		100	99,105
3.150%	10/01/26	(a)	390	370,374

				1,493,324

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		70	71,661
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		50	51,191
4.950%	12/15/24		60	63,563
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		90	92,215
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		65	68,246
4.250%	12/01/26		55	57,318
Sub. Notes
6.000%(c)	01/15/77		115	120,750
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		25	24,945
4.850%	07/15/26		70	72,829
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17		45	45,024
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		45	43,939
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.200%	03/15/28		150	151,547

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	$50,187
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	127,070
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	165	170,940

			1,211,425

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	52,255

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	75,896
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,013
3.900%	03/15/27	70	68,277
4.125%	06/15/26	115	114,333
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,805
3.700%	06/15/26	200	201,713
4.750%	05/15/47	85	86,498
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,438
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	225,570
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	102,221
4.375%	10/01/25	40	41,948
Kimco Realty Corp.,
Sr. Unsec’d. Notes
6.875%	10/01/19	250	275,278
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	101,809
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	203,533

			1,609,332

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	263,366
3.125%	04/21/26	70	67,358
3.750%	06/01/27	550	550,155
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	53,920

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	$202,216
4.375%	03/15/23	45	45,515
4.450%	02/15/25	10	9,867
4.850%	04/01/24	105	107,303
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,022

			1,334,722

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	275	277,458

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	163,899

Telecommunications — 0.1%
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	25,609
3.663%	05/15/45	50	51,750
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	46,061
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	150	150,026
5.150%	09/15/23	625	694,242

			967,688

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	217,999
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,136
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	78,872

			322,007

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	15,155
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,153
3.200%	07/15/20	150	153,835

			199,143

TOTAL CORPORATE BONDS (cost $47,122,830)			47,687,597

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	$217,612
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	207,600
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	429,603
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	100	100,100
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	77,250
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	147,538
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	225,523
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	198,975
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,777
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	258,136
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	165	164,756
3.000%	07/16/18	150	152,241
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	102,510
Unsec’d. Notes
3.500%	07/29/20	325	340,155
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24	50	54,500
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	105,988

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,772,954)			2,807,264

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State Public Works Board,
Revenue Bonds, BABs
7.804%	03/01/35	200	277,392
Northern California Power Agency,
Revenue Bonds, BABs
7.311%	06/01/40	200	272,610
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	120	174,264
7.625%	03/01/40	100	152,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
California (continued)
University of California,
Revenue Bonds
4.131%	05/15/45	15	$15,496

			892,118

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	176,050

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Unlimited, BABs
5.720%	12/01/38	410	502,287

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	281,988

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	365,835
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,236

			420,071

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	160,985

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	207,654

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	255,373

TOTAL MUNICIPAL BONDS (cost $2,897,567)			2,896,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(c)	05/27/47	168	168,518
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1
3.216%(c)	10/25/28	41	41,990
Series 2016-C04, Class 1M1
2.666%(c)	01/25/29	66	67,111
Fannie Mae REMICS,
Series 2016-64, Class FA
1.716%(c)	09/25/46	205	207,071
Series 2016-70, Class F
1.666%(c)	10/25/46	96	96,140
Series 2016-79, Class NF

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.666%(c)	11/25/46	193	$194,132
Series 2016-84, Class FT
1.716%(c)	11/25/46	110	111,041
Series 2017-16, Class FA
1.666%(c)	03/25/47	78	78,714
Freddie Mac REMICS,
Series 4566, Class FA
1.659%(c)	04/15/46	102	102,882
Series 4604, Class FH
1.659%(c)	08/15/46	15	15,388
Series 4614, Class FG
1.659%(c)	09/15/46	52	52,678
Series 4621, Class FK
1.659%(c)	10/15/46	78	78,788
Series 4623, Class EF
1.609%(c)	10/15/46	50	50,378
Series 4623, Class MF
1.659%(c)	10/15/46	46	46,756
Series 4648, Class FA
1.659%(c)	01/15/47	126	126,748
Series 4650, Class FL
1.609%(c)	01/15/47	121	122,173
Series 4654, Class FK
1.659%(c)	02/15/47	89	89,664
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1
2.116%(c)	10/25/27	93	93,539
Series 2015-DNA3, Class M2
4.066%(c)	04/25/28	228	235,691
Series 2015-HQ2, Class M1
2.316%(c)	05/25/25	46	46,141
Series 2016-DNA2, Class M1
2.466%(c)	10/25/28	90	90,436
Series 2016-HQA1, Class M2
3.966%(c)	09/25/28	250	259,410
Series 2016-HQA3, Class M1
2.016%(c)	03/25/29	220	220,264
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(c)	04/25/57	83	83,172
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55	54	52,224

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,697,108)			2,731,049

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Banks
1.000%	09/26/19	325	321,699
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	405	407,824
3.000%	01/01/27	41	42,310
3.000%	02/01/30	67	68,694
3.000%	08/01/43	220	220,494
3.500%	08/01/26	18	18,888
3.500%	03/01/42	6	6,373
3.500%	12/01/42	152	156,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/44	220	$226,577
3.500%	03/01/46	379	391,693
4.000%	07/01/25	12	12,979
4.000%	09/01/40	4	3,964
4.000%	12/01/40	56	58,771
4.000%	02/01/41	65	69,164
4.000%	04/01/42	10	10,676
4.000%	06/01/42	29	30,704
4.000%	11/01/45	264	278,067
4.500%	05/01/40	26	28,481
4.500%	10/01/41	200	214,626
4.500%	05/01/42	96	103,077
5.000%	07/01/35	45	49,671
5.000%	09/01/39	9	10,038
5.500%	06/01/36	56	62,704
6.000%	08/01/34	34	38,043
6.000%	01/01/38	11	12,105
Federal National Mortgage Assoc.
0.875%	10/26/17	265	264,813
1.000%	08/28/19	850	841,696
1.250%	08/17/21	630	615,852
1.500%	02/28/20	130	129,659
2.000%	07/01/28	23	22,313
2.500%	05/01/30	61	61,616
2.500%	07/01/30	118	119,017
2.500%	07/01/30	36	36,761
2.500%	10/01/31	47	46,933
2.500%	11/01/31	1,004	1,010,180
2.500%	11/01/31	138	138,728
2.500%	11/01/31	24	23,802
2.500%	12/01/31	612	615,494
2.500%	02/01/32	614	617,734
2.500%	02/01/32	514	517,064
2.500%	02/01/32	310	311,397
2.500%	02/01/43	29	27,713
3.000%	TBA	1,475	1,473,011
3.000%	12/01/27	17	17,097
3.000%	10/01/28	39	39,611
3.000%	03/01/30	111	114,074
3.000%	09/01/33	21	21,391
3.000%	11/01/36	214	217,416
3.000%	11/01/36	194	197,793
3.000%	11/01/36	45	45,352
3.000%	12/01/36	54	55,283
3.000%	01/01/43	62	62,365
3.000%	05/01/43	293	294,553
3.000%	05/01/43	43	42,727
3.000%	05/01/43	3	3,409
3.000%	09/01/46	63	63,137
3.000%	10/01/46	770	771,690
3.000%	10/01/46	509	509,429
3.000%	10/01/46	348	347,838
3.000%	11/01/46	1,702	1,704,878
3.000%	11/01/46	411	411,267
3.000%	11/01/46	285	284,489
3.000%	11/01/46	252	251,742
3.000%	11/01/46	200	200,744

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/46	142	$141,936
3.000%	11/01/46	124	123,444
3.000%	11/01/46	63	63,061
3.000%	11/01/46	43	42,748
3.000%	11/01/46	29	29,123
3.000%	12/01/46	209	209,283
3.000%	12/01/46	202	202,648
3.000%	12/01/46	202	202,168
3.000%	12/01/46	133	132,891
3.000%	12/01/46	34	34,205
3.000%	01/01/47	135	134,964
3.000%	02/01/47	1,239	1,237,937
3.500%	TBA	2,360	2,423,886
3.500%	01/01/26	67	69,661
3.500%	06/01/27	46	47,778
3.500%	10/01/41	27	27,648
3.500%	07/01/42	81	83,936
3.500%	07/01/42	77	79,645
3.500%	03/01/43	65	66,928
3.500%	06/01/43	40	41,433
3.500%	06/01/43	26	26,719
3.500%	07/01/43	167	172,352
3.500%	09/01/43	89	91,990
3.500%	01/01/44	164	169,655
3.500%	03/01/44	41	42,811
3.500%	07/01/44	175	179,777
3.500%	04/01/45	301	309,301
3.500%	04/01/45	50	51,408
3.500%	07/01/45	277	285,192
3.500%	09/01/45	653	672,426
3.500%	11/01/45	275	283,123
3.500%	11/01/45	60	61,548
3.500%	12/01/45	1,122	1,152,676
3.500%	12/01/45	586	602,169
3.500%	01/01/46	173	178,382
3.500%	04/01/46	198	203,514
3.500%	06/01/46	310	319,949
3.500%	09/01/46	727	746,741
3.500%	01/01/47	1,661	1,706,514
3.500%	04/01/47	621	638,326
4.000%	TBA	880	925,066
4.000%	07/01/25	31	32,824
4.000%	11/01/40	81	85,870
4.000%	12/01/40	20	20,983
4.000%	02/01/41	124	130,872
4.000%	02/01/41	104	109,712
4.000%	02/01/41	50	53,262
4.000%	02/01/41	41	43,478
4.000%	01/01/42	46	48,425
4.000%	08/01/42	93	97,645
4.000%	01/01/43	34	36,046
4.000%	07/01/45	1,018	1,070,183
4.000%	09/01/45	72	76,138
4.000%	09/01/45	26	27,706
4.000%	10/01/45	241	253,385
4.000%	01/01/46	72	76,060
4.000%	02/01/46	581	610,871
4.000%	07/01/46	138	144,718

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/46	23	$23,978
4.000%	12/01/46	22	23,002
4.000%	04/01/47	2,202	2,315,570
4.500%	TBA	390	418,351
4.500%	08/01/24	10	10,692
4.500%	01/01/27	12	12,568
4.500%	09/01/35	48	51,337
4.500%	12/01/39	10	10,689
4.500%	03/01/40	21	22,444
4.500%	08/01/40	111	119,680
4.500%	10/01/40	51	55,434
4.500%	05/01/41	24	26,120
4.500%	01/01/44	205	219,708
4.500%	04/01/44	85	91,133
4.500%	03/01/46	345	369,731
5.000%	TBA	120	131,081
5.000%	04/01/19	3	2,956
5.000%	10/01/33	21	23,128
5.000%	11/01/33	5	5,759
5.000%	11/01/33	5	5,734
5.000%	10/01/34	8	8,999
5.000%	04/01/35	3	3,652
5.000%	07/01/35	19	20,904
5.000%	07/01/35	14	15,115
5.000%	07/01/35	4	4,697
5.000%	10/01/35	27	29,398
5.000%	07/01/41	313	343,932
5.000%	02/01/42	54	59,130
5.000%	05/01/42	44	47,848
5.000%	07/01/42	101	110,741
5.500%	TBA	75	83,086
5.500%	04/01/34	11	12,131
5.500%	02/01/35	26	28,896
5.500%	11/01/35	51	57,216
5.500%	01/01/36	10	11,114
5.500%	07/01/36	51	57,527
5.500%	08/01/37	62	69,840
6.000%	02/01/34	177	202,603
6.000%	04/01/35	12	14,156
6.000%	04/01/35	11	13,016
6.000%	03/01/37	44	49,723
6.000%	01/01/40	9	10,571
6.500%	11/01/36	19	21,250
Government National Mortgage Assoc.
2.500%	10/20/42	35	34,275
2.500%	01/20/43	15	15,153
2.500%	05/20/43	177	174,039
3.000%	08/20/43	47	48,031
3.000%	11/20/46	483	488,588
3.500%	01/15/42	17	17,320
3.500%	03/20/42	43	44,996
3.500%	05/20/42	16	16,395
3.500%	06/20/42	21	21,616
3.500%	08/20/42	35	36,801
3.500%	09/20/42	92	96,022
3.500%	12/20/42	16	17,089
3.500%	01/20/43	116	120,925

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	02/20/43	39	$40,385
3.500%	03/20/43	48	49,693
3.500%	05/20/43	33	34,389
3.500%	07/20/43	31	31,890
3.500%	09/20/43	165	171,641
3.500%	10/15/43	74	76,726
3.500%	02/20/45	20	20,993
3.500%	10/20/45	22	23,130
3.500%	02/20/46	85	88,018
3.500%	02/20/46	60	62,782
3.500%	03/20/46	769	797,103
3.500%	06/20/46	4	4,556
3.500%	09/20/46	48	49,774
3.500%	10/20/46	8	8,761
4.000%	02/15/41	10	10,168
4.000%	03/15/41	11	11,670
4.000%	10/20/41	79	83,967
4.000%	04/20/42	55	58,098
4.000%	02/20/44	68	71,517
4.000%	10/20/45	126	133,194
4.000%	12/20/45	231	242,771
4.000%	01/20/46	137	143,915
4.000%	05/20/46	170	178,885
4.000%	01/20/47	382	402,650
4.000%	04/20/47	692	730,272
4.500%	05/20/40	41	43,962
4.500%	01/20/41	56	60,488
4.500%	09/15/45	49	52,602
4.500%	01/20/46	70	74,741
4.500%	02/20/47	207	220,606
4.500%	03/20/47	1,147	1,220,180
4.500%	04/20/47	1,745	1,856,862
5.000%	05/20/33	17	18,900
5.000%	12/20/34	13	14,871
5.000%	04/15/39	11	12,095
5.000%	09/15/39	5	5,965
5.000%	12/15/39	20	22,186
5.000%	01/15/40	20	21,740
5.000%	02/15/40	8	9,317
5.000%	05/20/40	27	29,875
5.000%	06/15/40	18	19,782
5.000%	06/20/40	24	26,692
5.000%	08/20/40	8	8,615
5.000%	11/20/42	46	49,493
5.500%	08/20/38	19	20,835

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $46,331,760)			46,170,247

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
2.250%	08/15/46	1,690	1,487,861
2.500%	02/15/45	325	303,304
2.500%	02/15/46	295	274,580
2.500%	05/15/46	345	320,971
2.875%	08/15/45	520	522,905
2.875%	11/15/46	400	402,203
3.000%	11/15/44	60	61,913

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.000%	05/15/47	215	$221,887
3.125%	11/15/41	1,560	1,651,893
3.125%	02/15/43	240	253,556
3.375%	05/15/44	690	762,262
3.500%	02/15/39	480	542,306
4.250%	05/15/39	400	501,078
4.500%	02/15/36	1,030	1,329,504
4.500%	05/15/38	1,740	2,252,961
5.375%	02/15/31	30	40,320
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/20	250	261,628
0.125%	01/15/22	132	142,381
0.125%	04/15/22	152	152,085
0.125%	01/15/23	139	145,786
0.125%	07/15/24	85	85,973
0.375%	07/15/23	52	54,985
0.375%	07/15/25	76	77,769
0.625%	07/15/21	37	41,136
0.625%	01/15/26	72	74,556
0.750%	02/15/42	36	37,062
1.125%	01/15/21	116	134,632
1.250%	07/15/20	155	181,275
1.375%	07/15/18	78	90,069
1.375%	02/15/44	16	18,145
1.750%	01/15/28	31	40,846
1.875%	07/15/19	101	120,542
2.125%	01/15/19	65	76,422
2.125%	02/15/40	17	23,495
2.500%	01/15/29	15	20,537
3.375%	04/15/32	3	5,677
3.625%	04/15/28	3	5,332
3.875%	04/15/29	18	35,335
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	260	271,420
0.125%	04/15/21	357	367,724
0.125%	07/15/26	45	44,274
0.250%	01/15/25	79	80,102
0.375%	01/15/27	28	27,835
0.625%	02/15/43	36	35,218
0.750%	02/15/45	10	9,737
0.875%	02/15/47	26	25,654
1.000%	02/15/46	19	19,176
2.000%	01/15/26	18	24,848
U.S. Treasury Notes
1.000%	03/15/19	1,310	1,301,864
1.125%	02/28/21	2,165	2,121,025
1.125%	07/31/21	375	365,508
1.125%	08/31/21	655	637,832
1.250%	10/31/18	210	209,754
1.250%	03/31/21	705	693,324
1.500%	05/31/19	3,535	3,542,872
1.500%	05/31/20	110	109,837
1.625%	04/30/23	1,635	1,600,129
1.625%	05/15/26	90	85,324
1.750%	09/30/19	2,500	2,517,970
1.750%	11/30/21	2,670	2,663,013
1.750%	05/31/22	4,075	4,051,125
1.875%	01/31/22	855	856,069
1.875%	03/31/22	3,755	3,757,200

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.125%	08/15/21	3,180	$3,224,717
2.125%	02/29/24	1,530	1,531,853
2.250%	11/15/24	200	201,102
2.250%	02/15/27	2,935	2,921,358
2.625%	08/15/20	1,170	1,206,699

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,360,183)			47,259,735

TOTAL LONG-TERM INVESTMENTS (cost $854,425,610)			963,164,347

		Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MUTUAL FUNDS — 17.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)		125,913,555	125,913,555
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $58,753,226; includes $58,700,172 of cash collateral for securities on loan)(b)(w)		58,742,489	58,748,363

TOTAL AFFILIATED MUTUAL FUNDS (cost $184,666,781)			184,661,918

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(hh)(k)(n) — 0.4%
U.S. Treasury Bills
0.800%	07/20/17	210	209,922
0.804%	07/20/17	20	19,993
0.941%	10/19/17	4,200	4,187,014

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,418,066)			4,416,929

COMMERCIAL PAPER(n) — 0.1%
AXA
1.677%	10/10/17	255	253,922
Vodaphone Group PLC
1.625%	09/07/17	250	249,272

TOTAL COMMERCIAL PAPER (cost $503,110)			503,194

Value
TOTAL SHORT-TERM INVESTMENTS (cost $189,587,957)	$189,582,041

TOTAL INVESTMENTS — 106.3% (cost $1,044,013,567)	1,152,746,388
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.3)%	(68,654,375)

NET ASSETS — 100.0%	$1,084,092,013

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $191,502 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,120,012; cash collateral of $58,700,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $3,084,352 is 0.3% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal amount is less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
15	2 Year U.S. Treasury Notes	Sep. 2017	$3,244,094	$3,241,641	$(2,453)
25	5 Year U.S. Treasury Notes	Sep. 2017	2,949,133	2,945,898	(3,235)
21	10 Year U.S. Treasury Notes	Sep. 2017	2,648,812	2,636,156	(12,656)

SEE NOTES TO FINANCIAL STATEMENTS.

A421

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions (continued):
9	20 Year U.S. Treasury Bonds	Sep. 2017	$1,370,781	$1,383,188	$12,407
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	1,473,531	1,492,875	19,344
256	Mini MSCI EAFE Index	Sep. 2017	24,263,841	24,186,880	(76,961)
85	Mini MSCI Emerging Markets Index	Sep. 2017	4,281,355	4,285,275	3,920
111	Russell 2000 Mini Index	Sep. 2017	7,852,462	7,849,365	(3,097)
394	S&P 500 E-Mini Index	Sep. 2017	47,890,000	47,691,730	(198,270)
31	S&P Mid Cap 400 E-Mini Index	Sep. 2017	5,434,696	5,412,910	(21,786)

					$(282,787)

Securities with a combined market value of $3,462,398 have been segregated with JP Morgan Chase to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound, Expiring 07/19/17	Bank of America	GBP	387	$493,696	$504,379	$(10,683)
Japanese Yen, Expiring 07/19/17	Goldman Sachs & Co.	JPY	81,296	739,506	723,422	16,084

				$1,233,202	$1,227,801	$5,401

Credit Default Swap Agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.IG.CDSI.S28	06/20/22	1.000%	15,300	$237,353	$289,643	$52,290

Securities with a combined market value of $244,297 have been segregated with JPMorgan Chase to cover requirements for the open centrally cleared credit default swap contract at June 30, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/

SEE NOTES TO FINANCIAL STATEMENTS.

A422

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$586,473,029	$216,091,329	$565
Preferred Stocks	1,167,744	13,867	—
Rights	432	—	—
Asset-Backed Securities
Automobiles	—	2,249,760	—
Collateralized Loan Obligations	—	750,384	—
Consumer Loans	—	135,647	—
Credit Cards	—	1,168,790	—
Equipment	—	431,854	—
Other	—	805,688	101,121
Residential Mortgage-Backed Securities	—	390,287	—
Student Loans	—	100,404	—
Commercial Mortgage-Backed Securities	—	3,731,028	—
Corporate Bonds	—	47,597,781	89,816
Foreign Government Bonds	—	2,807,264	—
Municipal Bonds	—	2,896,526	—
Residential Mortgage-Backed Securities	—	2,731,049	—
U.S. Government Agency Obligations	—	46,170,247	—
U.S. Treasury Obligations	—	51,676,664	—
Affiliated Mutual Funds	184,661,918	—	—
Commercial Paper	—	503,194	—
Other Financial Instruments*
Futures Contracts	(282,787)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,401	—
Centrally Cleared Credit Default Swap Agreements	—	52,290	—

Total	$772,020,336	$380,309,454	$191,502

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	17.0%
Banks	6.8
U.S. Treasury Obligations	4.8
Equity Real Estate Investment Trusts (REITs)	4.6
U.S. Government Agency Obligations	4.2
Insurance	4.1
Pharmaceuticals	4.0
Internet Software & Services	3.2
Health Care Equipment & Supplies	3.1
Software	3.1

IT Services	2.9%
Capital Markets	2.7
Internet & Direct Marketing Retail	2.3
Health Care Providers & Services	2.3
Media	2.2
Oil, Gas & Consumable Fuels	2.0
Electric Utilities	1.8
Tobacco	1.7
Aerospace & Defense	1.7
Semiconductors & Semiconductor Equipment	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A423

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Food Products	1.5%
Chemicals	1.4
Biotechnology	1.4
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.3
Specialty Retail	1.3
Machinery	1.2
Technology Hardware, Storage & Peripherals	1.2
Food & Staples Retailing	1.0
Life Sciences Tools & Services	0.9
Containers & Packaging	0.8
Automobiles	0.8
Beverages	0.8
Diversified Telecommunication Services	0.7
Airlines	0.7
Building Products	0.7
Auto Components	0.6
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.6
Real Estate Management & Development	0.5
Electrical Equipment	0.5
Household Products	0.5
Metals & Mining	0.5
Wireless Telecommunication Services	0.5
Consumer Finance	0.5
Household Durables	0.4
Textiles, Apparel & Luxury Goods	0.4
Communications Equipment	0.4
Trading Companies & Distributors	0.4
Commercial Services & Supplies	0.3
Commercial Mortgage-Backed Securities	0.3
Road & Rail	0.3
Diversified Financial Services	0.3
Electric	0.3
Multi-Utilities	0.3
Municipal Bonds	0.3
Foreign Government Bonds	0.3
Multiline Retail	0.3
Residential Mortgage-Backed Securities	0.2
Gas Utilities	0.2
Oil & Gas	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Healthcare-Services	0.2
Diversified Consumer Services	0.2
Personal Products	0.2
Healthcare-Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Retail	0.1
Pipelines	0.1

Energy Equipment & Services	0.1%
Credit Cards	0.1
Computers	0.1
Commercial Services	0.1
Auto Manufacturers	0.1
Air Freight & Logistics	0.1
Telecommunications	0.1
Other	0.1
Internet	0.1
Construction Materials	0.1
Collateralized Loan Obligations	0.1
Transportation Infrastructure	0.1
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Advertising	0.1
Commercial Paper	0.1
Equipment	0.1
Machinery-Diversified	0.1
Paper & Forest Products	0.0	*
Distributors	0.0	*
Marine	0.0	*
Electronics	0.0	*
Health Care Technology	0.0	*
Transportation	0.0	*
Miscellaneous Manufacturing	0.0	*
Gas	0.0	*
Agriculture	0.0	*
Semiconductors	0.0	*
Foods	0.0	*
Engineering & Construction	0.0	*
Hand/Machine Tools	0.0	*
Holding Companies-Diversified	0.0	*
Trucking & Leasing	0.0	*
Mining	0.0	*
Iron/Steel	0.0	*
Auto Parts & Equipment	0.0	*
Consumer Loans	0.0	*
Forest Products & Paper	0.0	*
Student Loans	0.0	*
Building Materials	0.0	*
Lodging	0.0	*
Real Estate	0.0	*
Packaging & Containers	0.0	*
Environmental Control	0.0	*

	106.3
Liabilities in excess of other assets	(6.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A424

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$52,290	*	—	$—
Equity contracts	Due from/to broker — variation margin futures	3,920	*	Due from/to broker — variation margin futures	300,114	*
Equity contracts	Unaffiliated investments	432		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,084		Unrealized depreciation on OTC forward foreign currency exchange contracts	10,683
Interest rate contracts	Due from/to broker — variation margin futures	31,751	*	Due from/to broker — variation margin futures	18,344	*

Total		$104,477			$329,141

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$135,242	$135,242
Equity contracts	33	7,256,994	—	—	7,257,027
Foreign exchange contracts	—	—	5,979	—	5,979
Interest rate contracts	—	94,046	—	—	94,046

Total	$33	$7,351,040	$5,979	$135,242	$7,492,294

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$2,566	$2,566
Equity contracts	432	45,644	—	—	46,076
Foreign exchange contracts	—	—	(63,501)	—	(63,501)
Interest rate contracts	—	45,217	—	—	45,217

Total	$432	$90,861	$(63,501)	$2,566	$30,358

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Forward Foreign Currency Exchange Contracts - Sold(2)	Credit Default Swap Agreements - Sell Protection(3)
$88,523,787	$1,274,497	$13,486,798

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A425

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$57,120,012	$(57,120,012)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Goldman Sachs & Co.	16,084	—	—	16,084

	$16,084

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(10,683)	$—	$—	$(10,683)
Goldman Sachs & Co.	—	—	—	—

	$(10,683)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A426

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $57,120,012:
Unaffiliated investments (cost $859,346,786)	$968,084,470
Affiliated investments (cost $184,666,781)	184,661,918
Foreign currency, at value (cost $775,074)	775,658
Receivable for investments sold	2,772,456
Dividends and interest receivable	2,180,651
Receivable for fund share sold	1,693,022
Tax reclaim receivable	389,898
Receivable from manager	23,628
Receivable from affiliate	23,028
Due from broker-variation margin futures	22,756
Unrealized appreciation on OTC forward foreign currency contracts	16,084
Due from broker-variation margin swaps	9,100
Prepaid expenses	759

Total Assets	1,160,653,428

LIABILITIES:
Payable to broker for collateral for securities on loan	58,700,172
Payable for investments purchased	17,223,377
Management fees payable	316,211
Accrued expenses and other liabilities	280,966
Distribution fee payable	29,641
Unrealized depreciation on OTC forward foreign currency contracts	10,683
Affiliated transfer agent fee payable	365

Total Liabilities	76,561,415

NET ASSETS	$1,084,092,013

Net assets were comprised of:
Paid-in capital	$943,984,578
Retained earnings	140,107,435

Net assets, June 30, 2017	$1,084,092,013

Net asset value and redemption price per share, $1,084,092,013 / 85,411,637 outstanding shares of beneficial interest	$12.69

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $391,554, of which $34,141 is reimbursable by an affiliate)	$7,517,403
Interest income	1,715,005
Affiliated dividend income	512,559
Income from securities lending, net (including affiliated income of $53,334)	198,708

9,943,675

EXPENSES
Management fees	3,432,662
Distribution fee	1,194,235
Custodian and accounting fees	263,000
Audit fee	13,000
Trustees’ fees	9,000
Legal fees and expenses	6,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	30,844

Total expenses	4,958,741
Less: management fee waivers and/or expense reimbursement	(15,691)

Net expenses	4,943,050

NET INVESTMENT INCOME (LOSS)	5,000,625

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $216)	12,656,045
Futures transactions	7,351,040
Swap agreements transactions	135,242
Foreign currency transactions	70,423

20,212,750

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,356))	74,437,498
Futures	90,861
Swap agreements	2,566
Foreign currencies	(38,914)

74,492,011

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	94,704,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,705,386

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$5,000,625	$6,352,815
Net realized gain (loss) on investment and foreign currency transactions	20,212,750	(553,162)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,492,011	26,145,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,705,386	31,945,070

FUND SHARE TRANSACTIONS:
Fund share sold [12,182,050 and 40,093,762 shares, respectively]	148,226,315	433,613,656
Fund share repurchased [188,936 and 18,983,735 shares, respectively]	(2,276,356)	(193,601,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	145,949,959	240,011,716

CAPITAL CONTRIBUTIONS	—	1,593

TOTAL INCREASE (DECREASE) IN NET ASSETS	245,655,345	271,958,379
NET ASSETS:
Beginning of period	838,436,668	566,478,289

End of period	$1,084,092,013	$838,436,668

SEE NOTES TO FINANCIAL STATEMENTS.

A427

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

AQXE	Aquis Exchange
ASX	Australian Securities Exchange
BVC	Colombian Securities Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
NYSE	New York Stock Exchange
OMXS30	Stockholm Stock Exchange
OTC	Over-the-counter
QMTF	Quote Multilateral Trading Facility
SGMX	Sigma X MTF
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Boerse Berlin Equiduct Trading
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

Index:

ABX	Asset-Backed Securities Index
BCOMTR	Bloomberg Commodity Index Total Return
BNPBIRON	BNP Iron Ore Miners
CAC40	French Stock Index
CDX	Credit Derivative Index
CGCBMCYC	Citi U.S. Cyclicals
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
DAX	German Stock Index
GSMSLIFT	GS Global Elevators
HICP	Harmonised Index of Consumer Prices
JPCMMCYI	JPM US Cyclicals Index
JPCMMDEF	JPM US Defensives Index
JPMSCPTY	JPM Chinese Real Estate Index
JPMSCBK4	JP China Mid-Sized Banks
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
MIB	Milano Italia Borsa
MXWO0EE	MSCI World Energy Equipment & Services
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
S5CPGS	Barclays U.S. Capital Goods Index
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Share
BABs	Build America Bonds
BKNT	Bank Notes
BDR	Brazilian Depositary Receipt
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
BTP	Buoni del Tesoro Poliennal
CDI	Chess Depository Interest
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY: (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PQSC	Private Qatar Stock Company
PRIBOR	Prague Interbank Offered Rate
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USAID	United States Agency for International Development
UTS	Unit Trust Security
WTI	West Texas Intermediate

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 10 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	AlphaSimplex Group, LLC / AQR Capital Management, LLC / CoreCommodity Management, LLC / First Quadrant, L.P. / Jennison Associates LLC (“Jennison”) / Morgan Stanley Investment Management, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / Quantitative Management Associates LLC (“QMA”) / Western Asset Management Company / Western Asset Management Company, Limited

AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi- Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc. / Security Capital Research & Management Incorporated

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	Objective	Subadviser(s)
AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Investors, LLC / Western Asset Management Company / Western Asset Management Company, Limited

AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”)	Total return.	Affinity Investment Advisors, LLC / Boston Advisors, LLC / C.S. McKee, LP / EARNEST Partners, LLC / Epoch Investment Partners, Inc. / Longfellow Investment Management Co. LLC / Parametric Portfolio Associates, LLC / Thompson, Siegel & Walmsley LLC

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd. / T. Rowe Price International, Ltd., Tokyo Branch / T. Rowe Price Hong Kong Limited

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”), with the exception of Legg Mason Diversified Growth for which PGIM Investments is the sole Investment Manager. Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid

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and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using

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fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement

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of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends

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declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio

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may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and

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short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested

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upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s

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understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2017, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver
Academic Strategies†*(1)	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.5525% first $300 million; 0.5425% on next $200 million; 0.5325% on next $250 million; 0.5225% on next $2.5 billion; 0.5125% on next $2.75 billion; 0.4825% on next $4 billion; 0.4625% in excess of $10 billion	0.63%
AQR Large-Cap	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.47%
Capital Growth Asset Allocation(1)	0.15%	0.15%
ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.55%

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	Management Fees	Effective Management Fees, Net of Waiver
Goldman Sachs Multi-Asset	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.61%
J.P. Morgan Global Thematic**	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%
J.P. Morgan Strategic Opportunities	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess $10 billion	0.80%
Legg Mason Diversified Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.60%
New Discovery Asset Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $750 million; 0.6225% on next $2 billion; 0.5925% on next $4 billion; 0.5725% in excess of $10 billion	0.66%
T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017
Academic Strategies	effective January 21, 2017, contractually waive 0.007% through June 30, 2017	contractually waive 0.007% through June 30, 2018
AQR Large-Cap	contractually waive 0.086% through June 30, 2017	contractually waive 0.091% through June 30, 2018
ClearBridge Dividend Growth	contractually waive 0.11% through June 30, 2017	contractually waive 0.055% through June 30, 2018
Goldman Sachs Multi-Asset	***	contractually waive 0.12% through June 30, 2018; contractually limit expenses to 0.94% through June 30, 2018
J.P. Morgan Strategic Opportunities	contractually waive 0.011% through June 30, 2017	contractually waive 0.011% through June 30, 2018
Legg Mason Diversified Growth****	contractually limit expenses to 1.07% through June 30, 2017	contractually limit expenses to 1.07% through June 30, 2018
New Discovery Asset Allocation	contractually waive 0.013% through June 30, 2017, contractually limit expenses to 1.08% through June 30, 2017	contractually waive 0.013% through June 30, 2018, contractually limit expenses to 1.08% through June 30, 2018
T. Rowe Price Growth Opportunities	contractually waive 0.002% through May 31, 2017	effective June 1, 2017 contractually waive 0.009% through June 30, 2018

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†	For Academic Strategies, the investment management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other Portfolios of the Trust. The investment management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other Portfolios of the Trust. Portfolio assets invested in mutual funds other than the portfolios of the Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.
*	The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.
**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.
***	Through April 28, 2017, the contractual waiver was 0.144%. Effective April 29, 2017 through June 30, 2017 the contractual waiver was 0.151%. In addition, effective April 29, 2017 through June 30, 2018, contractually limit expenses to 0.94%.
****	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.
(1)	Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset

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value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio and the 12b-1 fee is waived for the assets of Goldman Sachs Multi-Asset Portfolio and Legg Mason Diversified Growth Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Certain Portfolios have entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2017, brokerage commission recaptured under these agreements was as follows:

Amount
Academic Strategies	$7,586
ClearBridge Dividend Growth	3,460
J.P. Morgan Global Thematic	17,379
J.P. Morgan Strategic Opportunities	17,851
Legg Mason Diversified Growth	732
New Discovery Asset Allocation	5,404
T. Rowe Price Growth Opportunities	3,069

AST Investment Services, Inc., Jennison, PAD, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Academic Strategies	$25,141
AQR Large-Cap	16,594
ClearBridge Dividend Growth	24,178
Goldman Sachs Multi-Asset	15,514
J.P. Morgan Global Thematic	63,830
J.P. Morgan Strategic Opportunities	40,403
Legg Mason Diversified Growth	3,772
New Discovery Asset Allocation	11,531
T. Rowe Price Growth Opportunities	18,129

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The

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Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The following Portfolios were reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2016 Withholding Tax	2017 Withholding Tax
Academic Strategies	$74,780	$151,479
Goldman Sachs Multi-Asset	185,042	103,041
J.P. Morgan Global Thematic	121,132	63,456
J.P. Morgan Strategic Opportunities	157,169	67,713
Legg Mason Diversified Growth	9,981	8,487
New Discovery Asset Allocation	54,937	27,329
T. Rowe Growth Opportunities	44,886	34,141

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,040,894,596	$1,092,317,151
AQR Large-Cap	1,003,675,581	1,336,444,158
Capital Growth Asset Allocation	1,073,378,693	1,115,278,770
ClearBridge Dividend Growth	137,350,234	176,604,586
Goldman Sachs Multi-Asset	1,865,327,277	2,006,280,171
J.P. Morgan Global Thematic	806,646,236	794,644,826
J.P. Morgan Strategic Opportunities	716,792,143	943,923,513
Legg Mason Diversified Growth	77,340,369	24,446,262
New Discovery Asset Allocation	178,367,312	167,276,157
T. Rowe Price Growth Opportunities*	323,787,446	217,879,465

*	For the six months ended June 30, 2017 the Portfolio purchases and sales transactions under Rule 17a-7, were $183,168 and $17,520 respectively. The Portfolio realized a gain of $668 as a result of Rule 17a-7 sales transactions.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2017 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Academic Strategies
AQR Emerging Markets Equity	$121,137,306	$50,907,173	*	$44,000,000	$21,615,360	$1,768,368	$151,428,207	13,259,913	$—	$—

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Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
BlackRock/Loomis Sayles	$24,568,300	$—		$—		$695,507	$—	$25,263,807	1,879,748	$—	$—
BlackRock Low Duration	730,315	—		—		8,990	—	739,305	69,159	—	—
Boston Partners Large-Cap Value	27,029,704	—		26,700,100	*	(3,282,568)	2,952,964	—	—	—	—
ClearBridge Dividend Growth	33,893,346	10,000,000		4,000,000		2,114,402	1,233,044	43,240,792	2,685,763	—	—
Cohen & Steers Realty	191,694,343	—		27,500,000		(7,254,792)	11,699,992	168,639,543	15,070,558	—	—
Global Real Estate	300,469,747	—		27,500,000		4,482,717	8,828,920	286,281,384	24,158,767	—	—
Goldman Sachs Large-Cap Value	26,518,182	7,442,865	*	1,068,060		2,527,666	211,816	35,632,469	1,194,918	—	—
Goldman Sachs Mid-Cap Growth	94,601,798	—		1,000,000		13,647,207	312,318	107,561,323	12,624,568	—	—
Goldman Sachs Small-Cap Value	91,719,601	—		—		1,733,011	—	93,452,612	4,332,527	—	—
Goldman Sachs Strategic Income	8,850,279	—		—		73,370	—	8,923,649	917,127	—	—
Government Money Market	246,715	173		—		—	—	246,888	246,888	173	—
High Yield	313,072,853	—		—		15,035,516	—	328,108,369	33,412,257	—	—
Hotchkis & Wiley Large-Cap Value	36,943,760	6,440,863		1,000,000		3,145,758	100,061	45,630,442	1,689,391	—	—
International Growth	188,667,882	54,500,000		5,000,000		42,156,283	1,335,777	281,659,942	17,871,824	—	—
International Value	312,100,587	54,500,000		5,000,000		44,594,268	1,245,444	407,440,299	20,777,170	—	—
Jennison Large-Cap Growth	22,065,063	—		3,954,180		2,786,766	727,687	21,625,336	806,615	—	—
Loomis Sayles Large-Cap Growth	29,691,847	3,425,315		2,500,000		4,496,458	950,834	36,064,454	815,200	—	—
Lord Abbett Core Fixed Income	70,548,343	—		—		1,557,486	—	72,105,829	5,768,466	—	—
MFS Growth	23,104,365	—		4,934,526		1,811,048	1,744,575	21,725,462	1,023,820	—	—
MFS Large-Cap Value	52,181,685	1,133,141		3,000,000		3,863,134	747,413	54,925,373	2,940,330	—	—
Morgan Stanley Multi-Asset	11,959,999	—		11,830,000		1,040,001	(1,170,000)	—	—	—	—
Neuberger Berman Long/Short	9,889,999	—		—		770,001	—	10,660,000	1,000,000	—	—
Neuberger Berman/LSV Mid-Cap Value	113,666,642	—		1,000,000		6,368,036	313,899	119,348,577	3,673,394	—	—
Parametric Emerging Markets Equity	101,869,235	—		38,500,000		8,600,101	2,786,027	74,755,363	8,214,875	—	—

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Core Bond	$79,768,168	$—	$—		$2,741,174	$—	$82,509,342	6,852,935	$—	$—
QMA Emerging Markets Equity	71,840,882	—	78,407,174	*	8,147,095	(1,580,803)	—	—	—	—
QMA International Core Equity	120,522,598	26,000,000	3,000,000		19,741,258	202,144	163,466,000	13,947,611	—	—
QMA US Equity Alpha	202,043,895	—	33,999,999		(3,660,392)	15,954,544	180,338,048	6,736,573	—	—
Small-Cap Growth	11,453,700	—	—		1,192,562	—	12,646,262	318,867	—	—
Small-Cap Growth Opportunities	9,528,277	—	—		1,300,704	—	10,828,981	613,540	—	—
Small-Cap Value	107,681,102	—	999,999		(227,779)	452,435	106,905,759	3,997,972	—	—
T. Rowe Price Large-Cap Growth	18,001,421	5,463,389	2,500,000		2,914,497	921,328	24,800,635	824,489	—	—
T. Rowe Price Large-Cap Value	34,837,685	10,751,293	3,000,000		2,368,375	224,633	45,181,986	3,255,186	—	—
T. Rowe Price Natural Resources	44,726,729	—	—		(1,152,311)	—	43,574,418	2,133,909	—	—
WEDGE Capital Mid-Cap Value	116,322,648	—	1,000,000		10,613,292	472,100	126,408,040	5,304,576	—	—
Wellington Real Total Return	12,711,999	—	—		28,001	—	12,740,000	1,400,000	—	—
Western Asset Core Plus Bond	54,753,250	—	—		2,499,111	—	57,252,361	4,543,838	—	—

	$3,091,414,250	$230,564,212	$331,394,038		$219,091,313	$52,435,520	$3,262,111,257		$173	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Capital Growth Asset Allocation
AB Global Bond	$313,423,255	$114,065,430		$3,090,000		$7,227,547	$178,152	$431,804,384	40,018,942	$—	$—
AQR Emerging Markets Equity	15,418,033	10,717,735	*	239,000		3,945,041	15,550	29,857,359	2,614,480	—	—
AQR Large-Cap	1,441,451,138	33,059,764		171,076,081		54,583,976	60,731,181	1,418,749,978	87,523,133	—	—
BlackRock Low Duration Bond	24,612,222	209,999		185,000		299,172	4,648	24,941,041	2,333,119	—	—
BlackRock/Loomis Sayles Bond	117,401,167	7,886,079		915,000		3,395,576	39,548	127,807,370	9,509,477	—	—
Boston Partners Large-Cap Value	232,811,160	925,001		232,856,602	*	(32,948,569)	32,069,010	—	—	—	—
ClearBridge Dividend Growth	632,462,483	14,695,042		20,730,000		43,735,360	7,476,649	677,639,534	42,089,412	—	—

B16

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases		Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Goldman Sachs Global Income	$191,554,835	$9,929,999		$1,766,363		$2,363,821	$74,026	$202,156,318	19,035,435	$—	$—
Goldman Sachs Large-Cap Value	228,990,343	94,917,608	*	14,770,000		19,018,939	3,364,285	331,521,175	11,117,410	—	—
Goldman Sachs Mid-Cap Growth	40,135,023	4,638,252		1,420,000		5,366,507	528,086	49,247,868	5,780,266	—	—
Goldman Sachs Small-Cap Value	108,099,257	—		—		2,042,498	—	110,141,755	5,106,247	—	—
Goldman Sachs Strategic Income	74,415,853	3,734,001		3,403,011		713,984	(119,187)	75,341,640	7,743,231	—	—
Government Money Market	11,086,315	7,799		—		—	—	11,094,114	11,090,831	7,799	—
High Yield	108,133,156	—		—		5,193,162	—	113,326,318	11,540,358	—	—
Hotchkis & Wiley Large-Cap Value	317,886,715	93,275,991		18,930,000		24,949,337	3,992,442	421,174,485	15,593,280	—	—
International Growth	612,799,489	24,310,000		7,610,000		116,680,417	2,539,810	748,719,716	47,507,596	—	—
International Value	630,604,662	24,810,000		7,765,000		81,107,511	2,382,697	731,139,870	37,284,032	—	—
Jennison Large-Cap Growth	258,028,916	30,978,216		17,896,856		36,723,484	6,609,795	314,443,555	11,728,592	—	—
Loomis Sayles Large-Cap Growth	444,901,921	52,268,387		15,960,000		71,264,350	7,764,991	560,239,649	12,663,645	—	—
Lord Abbett Core Fixed Income	230,092,612	8,825,001		65,102,889		2,154,430	2,097,667	178,066,821	14,245,346	—	—
MFS Growth	345,349,761	31,187,937		112,000,578		(1,148,136)	51,541,291	314,930,275	14,841,200	—	—
MFS Large-Cap Value	450,856,576	39,432,541		24,950,000		31,189,899	9,448,473	505,977,489	27,086,589	—	—
Neuberger Berman/LSV Mid-Cap Value	27,755,157	2,151,162		1,300,000		1,214,022	419,135	30,239,476	930,732	—	—
Parametric Emerging Markets Equity	14,749,816	549,000		174,000		2,058,726	(5,028)	17,178,514	1,887,749	—	—
Prudential Core Bond	646,087,225	29,905,000		80,734,344		14,133,647	6,760,762	616,152,290	51,175,439	—	—
QMA Emerging Markets Equity	8,856,397	394,000		10,172,735	*	923,705	(1,367)	—	—	—	—
QMA International Core Equity	318,360,833	12,280,000		3,840,000		46,242,567	397,895	373,441,295	31,863,592	—	—
QMA Large-Cap Value	1,441,289,089	33,059,764		168,364,285		42,580,579	61,009,546	1,409,574,693	85,792,738	—	—
Small-Cap Growth Opportunities	130,024,609	585,000		8,030,000		14,097,699	3,439,399	140,116,707	7,938,624	—	—
Small-Cap Growth	138,244,797	585,001		8,030,000		11,110,033	3,133,616	145,043,447	3,657,172	—	—
Small-Cap Value	220,105,601	1,290,000		11,995,000		(4,649,313)	5,048,270	209,799,558	7,845,907	—	—

B17

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
T. Rowe Price Large-Cap Growth	$212,409,197	$146,011,725	$10,450,000	$46,093,060	$4,880,289	$398,944,271	13,262,775	$—	$—
T. Rowe Price Large-Cap Value	302,400,707	111,372,027	18,930,000	21,354,625	1,632,236	417,829,595	30,102,997	—	—
T. Rowe Price Natural Resources	9,910,776	60,300,000	67,706,448	(371,284)	(2,133,044)	—	—	—	—
Templeton Global Bond	856,466	—	—	23,835	—	880,301	79,450	—	—
WEDGE Capital Mid-Cap Value	27,638,412	1,925,557	1,300,000	2,065,302	565,678	30,894,949	1,296,473	—	—
Wellington Management Global Bond	371,325,539	131,253,252	3,645,000	4,530,800	118,312	503,582,903	48,005,997	—	—
Western Asset Core Plus Bond	439,071,910	19,940,000	61,038,155	10,391,910	7,904,114	416,269,779	33,037,284	—	—
Western Asset Emerging Markets Debt	33,641,426	—	17,000,000	1,073,763	270,122	17,985,311	1,624,689	—	—

	$11,173,242,849	$1,151,476,270	$1,193,376,347	$690,731,982	$284,179,049	$12,106,253,803		$7,799	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Legg Mason Diversified Growth
Western Asset Core Plus Bond	$23,419,032	$7,693,999	$—	$1,258,142	$—	$32,371,173	2,569,141	$—	$—
Western Asset Emerging Markets Debt	4,658,999	1,467,000	—	311,243	—	6,437,242	581,503	—	—

	$28,078,031	$9,160,999	$—	$1,569,385	$—	$38,808,415		$—	$—

*	A portion of the amount represents merger activity of the underlying Portfolio during the reporting period.

Options written transactions, during the six months ended June 30, 2017, were as follows:

	Academic Strategies		Goldman Sachs Multi-Asset
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	13,112,500	$2,171,192	514,782	$300,993
Written options	2,837,483,500	4,783,767	2,827,112	1,458,480
Expired options	(857,847,750)	(4,257,140)	(1,868,308)	(633,257)
Closed options	(82,611,250)	(1,599,158)	(522,882)	(427,070)

Balance at end of period	1,910,137,000	$1,098,661	950,704	$699,146

			J.P. Morgan Strategic Opportunities
			Notional Amount	Premium
Balance at beginning of period			—	$—
Written options			712,000	22,490
Expired options			(115,000)	(4,496)
Closed options			(21,000)	(1,375)

Balance at end of period			576,000	$16,619

B18

On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, on behalf of the J.P. Morgan Global Thematic Portfolio and J.P. Morgan Strategic Opportunities Portfolio, J.P. Morgan Investment Management, Inc. has agreed to participate in the backstop commitment of $348,000 and $608,000, respectively, for the new bond offering. Under the commitment agreement, the Portfolios will be obligated to purchase all of the unsubscribed shares of the bond offering. The J.P. Morgan Global Thematic Portfolio and J.P. Morgan Strategic Opportunities Portfolio have received backstop fees of $17,400 and $30,400, respectively, in conjunction with this commitment. The offering is expected to close by December 31, 2017.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Portfolios did not utilize the SCA during the six months ended June 30, 2017.

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2017, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	Reorganization

On November 17, 2016, the Board approved Agreement and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the AST BlackRock iShares ETF Portfolio (the “Merged Portfolio”) for shares of AST Goldman Sachs Multi-Asset Portfolio (the “Acquiring Portfolio) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved each Plan at a meeting on February 16, 2017 and each reorganization took place on April 28, 2017.

B19

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST BlackRock iShares ETF Portfolio	$416,405,556	$395,901,137

The purpose of the transactions was to combine two portfolios for each merger with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST BlackRock iShares ETF Portfolio	35,534,695	AST Goldman Sachs Multi-Asset Portfolio	32,804,996	$434,011,193

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST BlackRock iShares ETF Portfolio	$434,011,193	$20,504,419	AST Goldman Sachs Multi-Asset Portfolio	$2,690,432,927

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s results of operations for the six months ended June 30, 2017 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
AST Goldman Sachs Multi-Asset Portfolio	$20,708,066	$167,921,726	$188,629,792

(a)	Net investment income (loss) as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus Net investment income from the Merged Portfolios pre-merger as follows: AST BlackRock iShares ETF Portfolio $847,644.
(b)	Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Six months ended June 30, 2017) of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: AST BlackRock iShares ETF Portfolio $15,904,196.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

11 .	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B20

Financial Highlights

(unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.43		$12.63		$13.05	$12.57	$11.43	$10.27

Income (Loss) From Investment Operations
Net investment income (loss)	0.01		0.01		(0.01)	0.02	— (d)	0.10
Net realized and unrealized gain (loss) on investments	0.82		0.79		(0.41)	0.46	1.14	1.18

Total from investment operations	0.83		0.80		(0.42)	0.48	1.14	1.28

Less Distributions:	—		—		—	—	—	(0.12)

Capital Contributions(e)	—		—	(d)	—	—	—	—

Net Asset Value, end of period	$14.26		$13.43		$12.63	$13.05	$12.57	$11.43

Total Return(a)	6.18%		6.33	%(f)	(3.22)%	3.82%	9.97%	12.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,674.3		$5,438.3		$5,799.8	$7,320.2	$7,926.8	$7,588.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement(g)	0.82	%(h)	0.84%		0.82%	0.83%	0.86%	0.91%
Expenses Before Waivers and/or Expense Reimbursement(g)	0.83	%(h)	0.84%		0.82%	0.83%	0.86%	0.92%
Net investment income (loss)	0.22	%(h)	0.05%		(0.04)%	0.09%	(0.03)%	0.87%
Portfolio turnover rate(i)	51	%(j)	130%		71%	65%	72%	102%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.05% for the period ended June 30, 2017, 0.06%, 0.05%, 0.06%, 0.09%, and 0.14% for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

(h)	Annualized.

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST AQR Large-Cap Portfolio
	Six Months Ended		Year Ended December 31,				April 29, 2013(c) through
	June 30, 2017(d)		2016(d)		2015(d)	2014	December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.00		$13.55		$13.32	$11.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.20		0.20	0.17	0.09
Net realized and unrealized gain (loss) on investments	1.11		1.25		0.03	1.38	1.68

Total from investment operations	1.21		1.45		0.23	1.55	1.77

Capital Contributions(e)	—		—	(f)	—	—	—

Net Asset Value, end of period	$16.21		$15.00		$13.55	$13.32	$11.77

Total Return(a)	8.07%		10.70	%(g)	1.73%	13.17%	17.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,861.1		$2,949.6		$2,912.3	$2,791.3	$2,615.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.73	%(h)	0.66%		0.58%	0.61%	0.69	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(h)	0.82%		0.82%	0.83%	0.83	%(h)
Net investment income (loss)	1.31	%(h)	1.48%		1.46%	1.25%	1.24	%(h)
Portfolio turnover rate	35	%(i)	63%		81%	61%	42	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)	2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.10		$15.07	$14.99	$14.01	$11.42	$10.14

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.01)	(0.02)	(0.02)	(0.03)	0.09
Net realized and unrealized gain (loss) on investments	1.35		1.04	0.10	1.00	2.62	1.29

Total from investment operations	1.35		1.03	0.08	0.98	2.59	1.38

Less Distributions:	—		—	—	—	—	(0.10)

Net Asset Value, end of period	$17.45		$16.10	$15.07	$14.99	$14.01	$11.42

Total Return(a)	8.39%		6.83%	0.53%	7.00%	22.68%	13.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,778.9		$12,752.6	$12,583.3	$12,999.8	$12,055.0	$8,807.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.15	%(e)	0.16%	0.16%	0.16%	0.16%	0.15%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	(0.04	)%(e)	(0.09)%	(0.14)%	(0.14)%	(0.15)%	0.86%
Portfolio turnover rate	9	%(f)	21%	23%	13%	57%	51%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $(0.005) per share.

(e)	Annualized.

(f)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,				February 25, 2013(c) through December 31, 2013
			2016(d)		2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.89		$12.96		$13.44	$11.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.21		0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.09		1.72		(0.70)	1.39	1.66

Total from investment operations	1.21		1.93		(0.48)	1.61	1.83

Capital Contributions(e)	—		—	(f)	—	—	—

Net Asset Value, end of period	$16.10		$14.89		$12.96	$13.44	$11.83

Total Return(a)	8.13%		14.89	%(g)	(3.57)%	13.61%	18.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,602.2		$1,491.7		$731.7	$1,554.6	$1,396.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(h)	0.82%		0.83%	0.83%	0.87	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(h)	0.93%		0.94%	0.94%	0.94	%(h)
Net investment income (loss)	1.60	%(h)	1.49%		1.65%	1.69%	1.72	%(h)
Portfolio turnover rate	9	%(i)	13%		17%	17%	15	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.62		$11.99		$12.10	$11.63	$10.59	$9.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.15		0.14	0.14	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.72		0.48		(0.25)	0.33	0.97	0.93

Total from investment operations	0.81		0.63		(0.11)	0.47	1.04	0.99

Less Distributions:	—		—		—	—	—	(0.36)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$13.43		$12.62		$11.99	$12.10	$11.63	$10.59

Total Return(a)	6.42%		5.25	%(f)	(0.91)%	4.04%	9.82%	10.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,165.8		$2,585.9		$2,665.8	$3,000.0	$2,930.5	$2,613.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(g)	0.90%		0.84%	0.86%	0.69%	0.23%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(g)	1.09%		1.07%	1.07%	0.84%	0.31%
Net investment income (loss)	1.42	%(g)	1.26%		1.16%	1.17%	0.66%	0.68%
Portfolio turnover rate	112	%(h)	234%		253%	218%	339%	37%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.92		$13.23		$13.37	$12.57	$10.81	$9.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.18		0.15	0.19	0.13	0.11
Net realized and unrealized gain (loss) on investments	1.05		0.51		(0.29)	0.61	1.63	1.19

Total from investment operations	1.15		0.69		(0.14)	0.80	1.76	1.30

Less Distributions:	—		—		—	—	—	(0.13)

Capital Contributions(d)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$15.07		$13.92		$13.23	$13.37	$12.57	$10.81

Total Return(a)	8.26%		5.22	%(f)	(1.05)%	6.36%	16.28%	13.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,224.5		$2,977.8		$2,949.2	$3,146.7	$3,000.3	$2,288.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(g)	1.06%		1.06%	1.06%	1.07%	0.58%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(g)	1.06%		1.06%	1.06%	1.07%	0.64%
Net investment income (loss)	1.40	%(g)	1.38%		1.09%	1.43%	1.22%	1.05%
Portfolio turnover rate	31	%(h)	87%		56%	59%	68%	178%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)		2014(c)		2013		2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.05		$16.42		$16.45		$15.60		$14.05		$12.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.24		0.20		0.21		0.18		0.21
Net realized and unrealized gain (loss) on investments	0.87		0.39		(0.23)		0.64		1.37		1.16

Total from investment operations	1.02		0.63		(0.03)		0.85		1.55		1.37

Less Distributions:	—		—		—		—		—		(0.22)

Capital Contributions(d)	—		—	(e)	—		—		—		—

Net Asset Value, end of period	$18.07		$17.05		$16.42		$16.45		$15.60		$14.05

Total Return(a)	5.98%		3.84	%(f)	(0.18)%		5.45%		11.03%		10.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,580.1		$2,514.4		$2,666.8		$2,978.4		$3,019.1		$2,730.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(g)	1.15	%(h)	1.21	%(h)	1.22	%(h)	1.26	%(h)	1.29	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(g)	1.16	%(h)	1.22	%(h)	1.22	%(h)	1.27	%(h)	1.32	%(h)
Net investment income (loss)	1.68	%(g)	1.44%		1.18%		1.34%		1.21%		1.54%
Portfolio turnover rate	39	%(i)	90%		69%		61%		75%		89%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential.

(e)	Less than $0.005 per share.

(f)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.04%, 0.10%, 0.10%, 0.12%, and 0.16% for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

(i)	Not annualized.

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended		Year Ended December 31,		November 24, 2014(c) through
	June 30, 2017(d)		2016(d)	2015(d)	December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.75		$9.87	$9.96	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14	0.13	0.01
Net realized and unrealized gain (loss) on investments	0.71		0.74	(0.22)	(0.05)

Total from investment operations	0.79		0.88	(0.09)	(0.04)

Net Asset Value, end of period	$11.54		$10.75	$9.87	$9.96

Total Return(a)	7.35%		8.92%	(0.90)%	(0.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$262.9		$186.6	$83.7	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(e)	0.97%	0.97%	0.96	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.23%	2.01%	9.18	%(e)
Net investment income (loss)	1.47	%(e)	1.32%	1.31%	1.29	%(e)
Portfolio turnover rate	12	%(f)	40%	57%	11	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,					April 30, 2012(c) through December 31, 2012
			2016(d)		2015(d)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.28		$12.73		$12.89	$12.26	$10.31	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16		0.14	0.12	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.93		0.38		(0.30)	0.51	1.84	0.35

Total from investment operations	1.03		0.54		(0.16)	0.63	1.95	0.43

Less Distributions:	—		—		—	—	—	(0.12)

Capital Contributions(e)	—		0.01		—	—	—	—

Net Asset Value, end of period	$14.31		$13.28		$12.73	$12.89	$12.26	$10.31

Total Return(a)	7.76%		4.32	%(f)	(1.24)%	5.14%	18.91%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$810.0		$748.2		$744.1	$753.0	$659.0	$404.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(g)	0.99%		0.99%	1.00%	1.03%	1.06	%(g)
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(g)	1.00%		1.00%	1.01%	1.03%	1.06	%(g)
Net investment income (loss)	1.43	%(g)	1.29%		1.07%	1.00%	1.08%	1.03	%(g)
Portfolio turnover rate	29	%(h)	97%		86%	105%	60%	143	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.24%.

(g)	Annualized.

(h)	Not annualized.

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended		Year Ended December 31,			February 10, 2014(c) through
	June 30, 2017(d)		2016(d)		2015(d)	December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.42		$10.83		$10.67	$10.00

Income From Investment Operations:
Net investment income (loss)	0.06		0.10		0.08	0.01
Net realized and unrealized gain (loss) on investments	1.21		0.49		0.08	0.66

Total from investment operations	1.27		0.59		0.16	0.67

Capital Contributions(e)	—		—	(f)	—	—

Net Asset Value, end of period	$12.69		$11.42		$10.83	$10.67

Total Return(a)	11.12%		5.45	%(g)	1.50%	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,084.1		$838.4		$566.5	$303.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(h)	1.07%		1.13%	1.60	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(h)	1.07%		1.13%	1.60	%(h)
Net investment income (loss)	1.05	%(h)	0.94%		0.75%	0.29	%(h)
Portfolio turnover rate	29	%(i)	80%		55%	41	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board accepted the Manager’s recommendation to extend the Portfolio’s existing contractual management fee waiver, pursuant to which the Manager waives 0.007% of its management fee, through June 30, 2018.

•	The Board also accepted the Manager’s recommendation to continue the existing voluntary management fee waiver, which is based on the aggregate assets of the fund-of-funds sleeve of the Portfolio and the other Portfolios of the Trust managed as a fund-of-funds.

•	The Board further accepted the Manager’s recommendation to continue the existing voluntary arrangement whereby the Manager agreed to cap the Portfolio’s acquired fund fees and expenses at 0.685%.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the three-year period, though it underperformed for the one-year period.

•	The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.086% to expire as of June 30, 2017, and to replace it with a new contractual management fee waiver of 0.091% through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered that, prior to 2016, the Portfolio outperformed its Peer Universe median in five of the past seven calendar years.

•	The Board accepted the Manager’s recommendation to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and performed in-line with its benchmark over the three-year period.

•	The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.11% to expire as of June 30, 2017, and to replace it with a new contractual management fee waiver of 0.055% through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that in April 2013, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s performance history prior to that time was not attributable to the current subadviser or strategy.

•	The Board considered that the Portfolio continued to outperform its benchmark index for the first quarter of 2017.

•	The Board considered that the Portfolio’s recent performance against its Peer Universe had shown improvement, with the Portfolio ranked in the second 2nd quartile of its Peer Universe during the first quarter of 2017.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.940% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board accepted the Manager’s recommendation to allow an existing contractual management fee waiver of 0.144% to expire as of June 30, 2017, and to implement a new contractual management fee waiver of 0.113% through June 30, 2018.

•	The Board also noted that, following the recent merger of another fund into the Portfolio, the Manager had contractually agreed to waive an additional 0.007% of its management fee through June 30, 2018.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board considered the Manager’s assertion that, because the Portfolio allocated more of its assets to fixed income securities than most of the other funds in the Peer Universe, the Portfolio’s performance against its benchmark index was the most relevant measure of the Portfolio’s performance.

•	The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Legg Mason Diversified Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index for the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.07% (exclusive of certain fees and expenses), through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST New Discovery Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over the one- and three-year periods.

•	The Board noted that in February 2016 two of the Portfolio’s sleeves changed subadvisers, and that prior performance of these sleeves was not attributable to the current subadvisers.

•	The Board considered information provided by the Manager indicating that the Portfolio’s recent performance had begun to improve, with the Portfolio ranked in the second quartile of its Peer Universe for the fourth quarter of 2016 and the first quarter of 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2017, and had also contractually agreed to cap the Portfolio’s annual operating expenses at 1.08% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.007% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Multi-Sector Fixed Income Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST Multi-Sector Fixed Income
Allocation	(% of Net Assets	)
Corporate Bonds	87.3%
Commercial Mortgage-Backed Securities	8.9%
Municipal Bonds	1.4%
Preferred Stocks	0.3%
Bank Loans	0.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$1,047.60	0.75%	$3.81
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.4% BANK LOAN(c) — 0.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Technology Hardware, Storage & Peripherals
Dell International LLC, Term Loan (cost $24,486,198)	3.299%	12/31/18	25,000	$25,019,099

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%	09/10/46	2,500	2,675,035
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	7,370	7,656,243
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	20,509,558
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,874,786
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	15,451,467
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	20,594,976
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,804,636
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,791,082
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,673,219
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	33,781,311
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,640,277
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	20,441,152
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%	08/10/46	2,500	2,649,209
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,402,562
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,331,790
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	23,464,331
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	20,440,404
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	2,034,936
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	15,010,064
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	17,310,107
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	10,005,147
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	17,451,319
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,946,523
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	24,420,908
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	18,494,946
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%	08/15/48	19,000	19,449,177

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	29,500	$30,297,674
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	10,000	9,973,839
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	15,000	14,484,849
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%		06/10/50	45,800	46,649,938
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,017,032
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,491,684
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,576,461
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%		05/10/49	20,000	19,564,692
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%		10/10/49	25,000	24,017,988
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,595,149
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,468,759
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	18,561,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	202	204,497
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,018,953
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	17,500	16,818,232
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%		12/15/47	22,000	22,613,083
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,000	9,529,198
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	1,982	1,981,960
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,548,732
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	13,484,399
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,853,767
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	25,000	24,136,313
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	35,000	33,750,133
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	20,000	19,269,966
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,241,362

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $802,881,460)					798,455,373

CORPORATE BONDS — 87.3%
Aerospace & Defense — 0.4%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	10,790	10,621,406
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42	8,015	8,192,356

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Aerospace & Defense (continued)
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	4,550	$5,112,589
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	563,332
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,654,104
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,700	6,224,138
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	6,439,490

				39,807,415

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	8,580	8,713,865
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	848,022
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	14,600	14,846,667
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,805,031
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.000%	02/21/20	9,200	9,219,633
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.125%	05/10/23	4,580	4,432,300
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	252,176
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%	11/10/44	950	977,919
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.375%	11/15/41	1,628	1,710,017
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,063,736
Reynolds American, Inc., Gtd. Notes(a)	5.700%	08/15/35	2,240	2,654,407
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	6,490	7,948,952
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	8,000	8,998,528
Reynolds American, Inc., Gtd. Notes	7.000%	08/04/41	3,275	4,109,899
Reynolds American, Inc., Gtd. Notes	8.125%	05/01/40	650	908,670

				82,489,822

Airlines — 1.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,871	5,090,387
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	9,397	10,007,512
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	18,047	18,137,095
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	4,030	4,115,195
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	5,254	5,374,515
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	331	364,638
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	503	576,976
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	11/07/21	1,270	1,330,295
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	01/30/29	4,916	5,063,379
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	14,910	15,104,954
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	20,660	21,209,275
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	2,007	2,222,857

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Airlines (continued)
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%		02/15/27	2,917	$3,099,124
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	3,995	4,169,596
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%		03/03/28	5,026	5,201,731
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30	23,000	22,544,600
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%		05/15/27	242	251,331

					123,863,460

Auto Manufacturers — 2.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	15,135	15,150,725
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%		03/10/21	3,500	3,550,047
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	1,431,037
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	12,703	12,261,825
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46	9,800	10,057,936
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	2,870	3,272,787
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	16,745	19,777,871
Ford Motor Co., Sr. Unsec’d. Notes	7.125%		11/15/25	2,700	3,197,067
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	9,116	11,525,723
Ford Motor Co., Sr. Unsec’d. Notes	7.750%		06/15/43	1,510	1,887,181
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,565,681
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22	7,350	7,415,342
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	802,983
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	45,045	50,033,689
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	4,580	5,306,484
General Motors Financial Co., Inc., Gtd. Notes(a)	2.400%		04/10/18	8,300	8,331,042
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	7,200	7,323,466
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	21,925	22,171,437
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	7,450	7,708,292
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	4,020	4,082,145
General Motors Financial Co., Inc., Gtd. Notes(a)	4.000%		10/06/26	6,525	6,487,233
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	4,835	4,894,509
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	11,130	12,021,647

					222,256,149

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC, Gtd. Notes	3.150%		11/19/20	2,480	2,533,412
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%		03/15/24	7,000	7,350,987
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	12,915	13,367,025
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	14,230	14,941,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	10,000	10,550,000

					48,742,924

Banks — 8.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22	11,600	11,872,333
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	6,300	6,844,005
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	5,075	5,519,063

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	(c)	12/29/49	3,075	$3,447,844
Bank of America Corp., Jr. Sub. Notes	6.500%	(c)	10/29/49	2,000	2,223,859
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	4,000	4,159,399
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	5,500	5,608,339
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	24,700	24,784,128
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	23,000	23,793,753
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48	31,300	33,105,415
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	24,525	27,724,286
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	6,205	7,775,920
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,223,950
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	6,000	6,079,445
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	11,225	11,420,483
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	5,710	5,927,574
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	8,430	8,773,472
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/29/49	11,245	11,341,707
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	7,895	7,855,754
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	24,955	25,931,140
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47	6,480	6,915,067
Barclays PLC (United Kingdom), Sub. Notes	5.200%		05/12/26	9,300	9,782,698
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24	8,110	8,445,932
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.750%		03/09/27	975	971,462
Citigroup, Inc., Jr. Sub. Notes	6.125%	(c)	12/29/49	7,500	8,062,500
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/29/49	3,960	4,393,125
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,800	1,820,500
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	(c)	04/24/48	15,675	16,037,500
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	8,365	10,541,707
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,775,553
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	3,070,670
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	5,400	5,626,265
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,160	6,406,511
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	17,795	18,679,340
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,570	7,305,991
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,033,002
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	5,000	5,051,765
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	16,907	17,430,356
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,500	1,519,238
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	2,205	2,132,663
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	762,523
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	(c)	12/29/49	5,250	5,512,500
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	8,100	8,511,480
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/29/49	3,325	3,460,494
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	9,640	9,588,869

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	$232,227
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	9,700	9,932,713
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,500	1,527,378
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	11,500	11,699,042
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	12,654	14,001,069
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	788,112
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,612,582
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	3,400	3,559,191
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	6,098,989
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	9,191,522
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,979,513
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	5,172,560
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,560	1,602,596
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	6,800	7,070,932
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%	(c)	12/29/49	7,000	7,157,500
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	1,800	1,853,100
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.300%	(c)	12/29/49	6,990	7,278,338
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	6,000	6,510,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	12/29/49	4,400	4,573,800
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	(c)	02/22/48	34,470	36,059,446
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	302,502
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,364,145
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	9,788,178
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	1,980	2,208,817
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	10,000	10,039,640
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	3,675	3,805,463
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	5,215	5,448,371
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	22,700	23,680,731
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	3,760	3,858,730
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,010	1,039,774
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	15,405	16,078,738
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	1,190	1,236,754
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%		01/27/45	6,945	7,181,950
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	5,875	7,809,643
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	110	114,836
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $2,017,080; purchased 04/03/14)(f)(g)	4.250%		09/21/22	2,000	2,120,940
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	3,445	3,475,478
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,000	4,084,436
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/29/49	5,005	5,280,275
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	8,490	8,471,976

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	$19,070,640
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	27,265	28,580,127
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	5,475	5,709,817
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	7,060	7,698,069
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	18,425	19,671,893

				739,272,113

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	13,140,894
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	26,063,226
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,390,413
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,584,529
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.439%	10/06/48	865	917,703
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	242,627
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,769,515
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	255,584
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	6,200,201
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	18,385,258
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	29,900	28,092,665
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	13,925	15,179,253
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%	07/17/45	12,645	14,123,997

				135,345,865

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,258,917
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	527,025
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	13,943	14,321,539
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	23,060,938
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,460,771
Baxalta, Inc., Gtd. Notes(a)	5.250%	06/23/45	4,890	5,739,202
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	8,515	9,713,878
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	7,182,651
Celgene Corp., Sr. Unsec’d. Notes(a)	5.000%	08/15/45	6,150	6,924,882
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	16,964	19,013,438
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,643,317
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,455,422
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,035	1,039,825
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	10,127,973
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,915	2,102,306
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	11,485	12,515,205

				135,087,289

Building Materials — 1.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	14,542,640

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Building Materials (continued)
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	$2,954,375
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	2,381	2,557,373
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	10,677,342
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	14,316,467
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,919,301
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,180,620
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	8,538,854
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,715,558
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	5,097,210
Owens Corning, Gtd. Notes	4.300%	07/15/47	15,000	14,430,345
Owens Corning, Gtd. Notes	7.000%	12/01/36	13,000	16,892,889
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,609,180
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%	11/15/24	6,150	6,480,563
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	12,700	12,841,973

				119,754,690

Chemicals — 3.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,377,288
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,985,429
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,295,219
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,475,830
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,703,633
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	5,020,528
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,309,934
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,339,999
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,571,744
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	6,789,685
CF Industries, Inc., Gtd. Notes(a)	5.150%	03/15/34	2,835	2,622,375
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	31,475	28,091,438
CF Industries, Inc., Gtd. Notes(a)	6.875%	05/01/18	1,600	1,661,999
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%	12/01/21	4,458	4,507,208
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	3,000	3,084,465
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	1,000	1,030,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	12,265	13,029,821
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,705	2,872,066
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	16,018	16,544,271
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	3,903	4,154,240
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	14,258	16,522,128
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	3,732	5,011,210
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,344,595
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	903,536
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,685,186
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	5,689	5,902,525
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	23,250	24,598,430
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	9,200	9,875,768
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A(g)	4.250%	10/15/19	9,400	9,683,880
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	550	582,415
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	25,780	28,759,188
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	18,665	18,398,837

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	26,849	$26,300,126
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,552,243
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,327,809
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,266,827
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,729,120
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,103,150
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	869,802
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,582,601
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	9,175	9,367,253
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,085,052
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	3,017,113
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,876,475
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	662,003
W.R. Grace & Co.-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,501,500

				329,975,944

Commercial Services — 1.6%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	751,281
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,327,889
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	12,654,317
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	2,937,934
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	3,004,753
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	2.800%	11/01/18	1,800	1,818,745
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	3.300%	10/15/22	13,000	13,300,066
ERAC USA Finance LLC, Gtd. Notes, 144A(a)(g)	3.300%	12/01/26	8,800	8,568,296
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	28,800	27,109,411
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	4.500%	02/15/45	8,460	8,339,098
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	5.625%	03/15/42	1,000	1,135,655
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%	06/01/34	1,000	1,241,911
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%	10/15/37	3,623	4,703,038
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	338,059
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	13,841,498
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	2,100,938
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,320,954
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,213,677
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,191,721
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,415,694
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,237,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,260,000
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,388,693
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	7,332,661

				143,533,789

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/11/27	9,855	9,970,106
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	16,464,630
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	24,117,288
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	16,008	16,003,550
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	2,700	2,698,153

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Computers (continued)
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	7,745	$8,214,486
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	30,995	34,742,946
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,673,112
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	7,210	7,600,912
DXC Technology Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/24	5,000	5,173,145
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.350%	10/15/45	4,965	5,247,394
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	900	935,221
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	360	376,296
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	536,875
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	800	819,200
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	6,800	7,471,500

				149,044,814

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	15,157	15,568,225
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	1,200	1,229,999
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	101	106,049
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	2,736	2,977,830
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	18,000	18,273,942
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	6,159,050
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	7,010,038
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,755	1,825,200
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	6,000	6,247,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,631,875
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	7,100	7,476,300
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	12,135	12,199,801
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	3,525	3,600,456

				86,306,265

Electric — 10.2%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,417,882
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	1,000	997,163
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	5,165,559
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	764,063
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,693,095
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	8,271,679
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	7,099,792
Arizona Public Service Co., Sr. Unsec’d. Notes(a)	4.350%	11/15/45	9,065	9,776,856
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,807,417
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	334,502
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.500%	02/01/45	8,150	8,823,483
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,825,666
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,675,537
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	5,010,109
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	15,470	15,035,107
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,645,630
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,463,955
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	5,017,480

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	$2,229,738
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,051,792
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	6,925	6,981,072
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	4,960,324
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,860,630
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,760,072
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,660,876
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,652,293
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,730,537
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,194,090
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,375	4,440,419
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,758,778
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,627,207
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	17,452,997
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,281,932
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,884,025
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	546,872
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	6,082,183
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,205,040
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,780,606
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,281,064
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,884,323
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,354,650
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,552,910
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,266,787
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	9,541,516
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	463,569
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,856,816
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,593,771
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	10,118,266
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,245,960
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	5,026,810
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	618,815
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,171,798
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,051,106
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,430,657
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	24,275	25,618,306
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	19,620	19,430,549
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,570,694
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,051,346
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	10,173,770
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	10,000	10,911,490
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	12,427,711
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,598,091
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,697,773
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	8,006,767
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.055%	10/04/26	11,450	11,049,158
Great Plains Energy, Inc., Sr. Unsec’d. Notes	4.850%	04/01/47	21,930	22,565,751

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	$7,914,367
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,269,319
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	744,572
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,127,068
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,163,912
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,084,243
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,097,130
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,027,257
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	747,220
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	10,198,269
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,259,440
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,544,390
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,313,508
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,735,662
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	8,121,224
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,359,296
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	8,013,600
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	16,527,844
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	5,009,662
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,038,459
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,002,500
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	6,425	6,649,875
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,079,064
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,034,290
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,812,666
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,430,852
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	2.950%	03/01/26	9,390	9,324,890
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,390,186
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	20,000	20,583,240
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,124,510
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,589,180
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	14,510,712
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	3,871,164
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,881,625
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,796,251
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	843,410
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,427,188
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,588,015
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,638,871
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	666,277
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	31,709,369
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,410,621
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	9,343,457
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	178,271
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,437,948
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,033,525
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	2,042,782
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,072,220

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%		05/15/25	16,900	$16,930,707
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	1,787	1,907,848
San Diego Gas & Electric Co., First Mortgage	5.350%		05/15/40	773	935,996
South Carolina Electric & Gas Co., First Mortgage	4.500%		06/01/64	13,545	13,570,261
Southern California Edison Co., First Ref. Mortgage	3.600%		02/01/45	4,330	4,211,951
Southern California Edison Co., First Ref. Mortgage	4.000%		04/01/47	28,115	29,404,523
Southern California Edison Co., First Ref. Mortgage	4.050%		03/15/42	2,600	2,720,055
Southern California Edison Co., First Ref. Mortgage	4.650%		10/01/43	950	1,083,224
Southern Co. (The), Sr. Unsec’d. Notes	4.250%		07/01/36	15,000	15,269,505
Southern Power Co., Sr. Unsec’d. Notes	5.250%		07/15/43	1,000	1,064,212
Southwestern Public Service Co., First Mortgage	4.500%		08/15/41	550	606,233
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%		05/15/44	7,325	7,500,448
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%		05/15/37	1,997	2,479,689
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%		06/01/46	11,770	11,597,993
Union Electric Co., Sr. Sec’d. Notes	3.650%		04/15/45	9,175	9,044,155
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%		01/15/43	1,399	1,429,522
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45	8,500	8,923,615
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44	3,835	4,189,764
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	2,255,632
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	3,775	3,912,920
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	3,157,954
Westar Energy, Inc., First Mortgage	4.250%		12/01/45	4,365	4,592,526
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	2,780	3,032,646
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	4,023,269
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%		11/01/44	5,000	5,801,735
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%		12/01/26	5,145	5,192,591

					911,135,057

Electrical Components & Equipment — 0.0%
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	750	750,000

Electronics — 0.7%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,541,405
Fortive Corp., Sr. Unsec’d. Notes	4.300%		06/15/46	13,160	13,697,244
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	9,216	10,114,081
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%		03/11/38	6,920	9,229,813
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,358,620
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,383,451
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%		10/01/37	8,475	11,629,370

					58,953,984

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	1,021,560

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Entertainment (continued)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	7,015	$7,479,744

				8,501,304

Foods — 1.8%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,350	1,328,063
JM Smucker Co. (The), Gtd. Notes	2.500%	03/15/20	1,495	1,510,538
JM Smucker Co. (The), Gtd. Notes	4.375%	03/15/45	8,500	8,884,566
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	11,690	13,639,658
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	3,370	3,225,262
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	19,145,980
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	17,858,958
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	4,975	5,382,089
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	625,497
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,690,339
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	10,275	13,502,336
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,788,310
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	5,127,944
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%	02/01/47	8,000	7,711,256
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,179,844
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	468,320
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,878,707
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,481,336
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,756,342
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	9,251,680
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,213,172
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	12,390	12,534,542
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,905,834

				158,090,573

Forest Products & Paper — 0.9%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.250%	06/01/28	2,960	3,880,128
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.375%	12/01/25	3,300	4,198,798
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.750%	11/15/29	8,300	11,506,058
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	2,785	2,680,292
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	27,370	29,215,285
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	1,055,375
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	11,290	13,768,121
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,812,857
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	10,000	11,288,650

				80,405,564

Gas — 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,546,407
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	977,367
NiSource Finance Corp., Gtd. Notes	4.375%	05/15/47	15,000	15,466,305
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	11,168,503
NiSource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,607,236
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,555	5,204,835
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	378,031
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	17,245,095
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,727,913

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Gas (continued)
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	$9,238,184
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,269,011
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	762,479
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	19,383	19,769,342
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,465,395

				101,826,103

Healthcare-Products — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	1,900	1,914,284
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	3,400	3,437,977
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,101,012
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40	5,190	5,532,005
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,851,068
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,488,781
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	7,167,449
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,385,898
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	27,943,426
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,997,386
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes(a)	2.000%	04/01/18	15,790	15,818,596
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	5,000	5,050,440

				89,688,322

Healthcare-Services — 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,865	1,898,891
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	4,898,810
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,806,916
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,077,732
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	552,165
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	720	833,071
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	5,025	5,089,491
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	868,751
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	24,060,643
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	6,650	7,041,811
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	5,125	5,160,383
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,740,420
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	816,563
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	4,000	4,320,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,762,500
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	12,425	12,874,126
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,138,208
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,789,106
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	12,418,332
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,427,982
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	7,078,703
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,845,278
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	13,575	14,182,739
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44	4,725	5,199,073
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	881,679
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,443,626

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	$2,415,492
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,723,982
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,477,347
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	8,199,875
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,926,076
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	3,916,725
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,707,896
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,756,224
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,649,588
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,087,829
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	565	596,017
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	14,620,848
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	6,816	7,660,666
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,189,739
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	6,845	7,862,591

				213,997,894

Holding Companies-Diversified — 0.0%
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,691,149

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(a)	4.750%	02/15/23	8,500	9,175,461
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(a)	5.250%	04/15/21	600	615,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,415,300
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	915	949,313

				14,155,074

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	761,958
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	497,757

				1,259,715

Household Products/Wares — 1.2%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%	07/30/46	15,400	13,991,100
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%	03/12/25	28,175	27,420,458
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	44,150	43,861,701
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24	21,245	21,064,736
SC Johnson & Son, Inc., Unsec’d. Notes, 144A(g)	4.000%	05/15/43	425	427,746

				106,765,741

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.150%	10/15/18	2,900	2,907,340
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	4,019	4,219,705
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%	11/01/25	9,150	9,475,164
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	930,394
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	24,751	29,801,095

				47,333,698

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Insurance — 2.1%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	$875,999
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	7,500	7,216,559
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,880,605
American International Group, Inc., Sr. Unsec’d. Notes	4.800%		07/10/45	10,000	10,672,739
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	3,895,255
Arch Capital Finance LLC, Gtd. Notes	4.011%		12/15/26	3,435	3,543,405
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46	7,245	8,054,585
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	8,532	9,628,191
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,930,554
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,395,004
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	702,465
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	994,475
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	29,355,847
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,168,263
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	203,374
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	5,635	5,994,992
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,613,513
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	12,952	16,194,119
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	23,413,120
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,385	5,385,574
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,248	8,390,889
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	107,385
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	3,270	3,577,096
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	13,900	14,229,555
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	391,749
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	669,219
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,736,608
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%		12/15/43	2,962	3,357,323

					183,578,462

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,500	2,781,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	22,630	22,200,754
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%		10/01/34	13,500	14,105,475
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	3,600	3,751,744
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%		10/15/21	1,950	1,998,750

					44,837,973

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	3.803%		08/15/42	2,160	2,168,463
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,697,196

					6,865,659

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,245,304

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media — 4.4%
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44	5,210	$5,484,656
21st Century Fox America, Inc., Gtd. Notes	4.750%	11/15/46	425	453,569
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45	3,749	4,058,255
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	12,321	14,160,057
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,873,512
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,336,455
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,679,625
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,449,184
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	7,692	11,146,731
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	6,299,999
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	162,749
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	870	880,875
CBS Corp., Gtd. Notes	2.900%	01/15/27	3,365	3,187,109
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47	34,021	35,992,313
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	11,453	13,575,848
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	12,691,052
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	12,914,797
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	6,061,187
Comcast Corp., Gtd. Notes	3.300%	02/01/27	8,245	8,346,298
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	1,275	1,308,034
Comcast Corp., Gtd. Notes(a)	3.400%	07/15/46	18,415	16,768,717
Comcast Corp., Gtd. Notes	4.200%	08/15/34	5,000	5,294,760
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,490,539
Comcast Corp., Gtd. Notes	4.500%	01/15/43	2,000	2,139,162
Comcast Corp., Gtd. Notes(a)	4.600%	08/15/45	37,808	41,229,246
Comcast Corp., Gtd. Notes	4.650%	07/15/42	14,400	15,788,534
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,910,830
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	3,887,613
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	577,187
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46	5,424	6,027,208
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,600,794
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	7,272,398
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,664,549
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,354,965
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	3,800	3,882,878
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,050,000
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	3,277,728
Time Warner Cable LLC, Sr. Sec’d. Notes(a)	5.875%	11/15/40	1,290	1,437,865
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,325,613
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,752,805
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	585	588,955
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	19,400	19,185,746
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,412,640
Time Warner, Inc., Gtd. Notes	4.900%	06/15/42	2,700	2,775,776
Time Warner, Inc., Gtd. Notes	5.350%	12/15/43	5,020	5,528,847
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	6,040,972

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media (continued)
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	6,275	$7,665,998
Viacom, Inc., Jr. Sub. Notes	6.250%	(c)	02/28/57	3,400	3,536,000
Viacom, Inc., Sr. Unsec’d. Notes	4.850%		12/15/34	9,550	9,491,296
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	26,136	26,173,113
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	5,855	6,322,832
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,163,250
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,858,750

					395,539,871

Mining — 1.8%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	10,805	12,293,929
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,306	1,408,969
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	10,420,299
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	1,375	1,666,512
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%		09/15/38	4,470	5,863,442
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	18,522	22,379,503
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	1,509	1,539,683
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	11,935	13,811,051
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	1,215	1,324,349
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,234,507
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%		03/15/23	500	516,790
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	8,772,929
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	8,913	10,538,589
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.750%		03/22/42	2,100	2,356,431
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.875%		04/23/25	13,120	13,451,215
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	11,180	11,952,434
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	10,177	11,721,709
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%		02/01/43	10,050	9,443,885
Yamana Gold, Inc. (Canada), Gtd. Notes(a)	4.950%		07/15/24	15,100	15,256,376

					158,952,602

Miscellaneous Manufacturing — 0.7%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,032,499
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000%		03/15/22	1,000	1,032,499
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,646,566
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	7,195	7,993,307
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	566,924
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	6,825	6,827,675
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	7,685	6,933,046

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Miscellaneous Manufacturing (continued)
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%		03/16/47	19,212	$20,350,215
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,546,415
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,288,157
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	829,409

					60,046,712

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,584,969

Office/Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes, 144A	4.070%		03/17/22	2,991	3,067,480

Oil & Gas — 6.0%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,360,891
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	683,778
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,581,999
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.553%	(s)	10/10/36	6,742	2,779,625
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	17,203,820
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,300,853
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	3,008,753
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,027,488
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,861,559
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	9,033	10,450,991
Apache Corp., Sr. Unsec’d. Notes	7.950%		04/15/26	6,000	7,435,817
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,016,867
Burlington Resources Finance Co., Gtd. Notes	7.400%		12/01/31	2,700	3,650,557
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	14,670	17,098,296
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,311,390
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%		06/01/47	20,000	20,297,880
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	3,300	2,686,731
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	19,015	16,847,879
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.250%		06/15/37	5,000	4,669,585
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.400%		06/15/47	18,800	17,547,732
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	12,584	13,281,028
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%		05/16/26	4,450	4,416,678
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	3,300	3,316,163
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	14,725	16,399,512
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%		04/15/29	3,300	4,232,465
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	10,000	10,305,720
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	4,860	4,909,771
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	23,625	24,536,429
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	3,913	5,102,071
Devon Financing Co. LLC, Gtd. Notes	7.875%		09/30/31	8,330	10,809,599
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	6,719,391
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34	4,670	5,328,428
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	4,012,364
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	5,533	5,365,981
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%		01/15/26	11,045	11,604,761

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	$4,203,555
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	9,450	9,968,814
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	8,000	8,389,096
Hess Corp., Sr. Unsec’d. Notes(a)	4.300%	04/01/27	5,000	4,883,920
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,614,560
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,275,075
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,749,313
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	6,160	6,206,988
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	5.000%	09/15/54	9,375	8,578,013
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,153,046
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24	500	513,782
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	12,089	12,415,633
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	5,535	5,734,935
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	14,132,831
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	8,955	8,918,159
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	30,601,261
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,683,974
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,645,830
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,272,369
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,500,000
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,895,231
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	10,215,170
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,682,680
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,736,333
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,511,197
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	4,994,110
Tesoro Corp., Gtd. Notes, 144A(a)	5.125%	12/15/26	11,560	12,579,823
Tosco Corp., Gtd. Notes	7.800%	01/01/27	4,830	6,248,204
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	7,045	7,339,418

				535,806,172

Oil & Gas Services — 0.6%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,551,995
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,223,156
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	5,265,744
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,818,413
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%	08/01/43	9,350	9,563,330
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	509,761
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	19,807,496
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,558,164

				55,298,059

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	996,938
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	314,250
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	684,375
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,308,447
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,282,221
Silgan Holdings, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/22	1,400	1,438,500

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Packaging & Containers (continued)
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	$11,137,903

				20,162,634

Pharmaceuticals — 4.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	973,209
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	15,475	15,973,233
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,773,097
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	9,925	10,546,712
Allergan Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,887,795
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	15,354,911
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	2,333	2,490,076
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	7,855	8,479,221
Allergan Funding SCS, Gtd. Notes	4.850%	06/15/44	7,000	7,570,191
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/45	2,120	2,147,077
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,532,369
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,793,677
Eli Lilly & Co., Sr. Unsec’d. Notes	3.950%	05/15/47	11,050	11,409,501
Express Scripts Holding Co., Gtd. Notes(a)	3.400%	03/01/27	17,240	16,638,755
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	17,916,054
Express Scripts Holding Co., Gtd. Notes(a)	4.800%	07/15/46	18,380	18,695,603
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,276,738
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	8,558,940
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	24,172,416
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,549,400
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,917,885
McKesson Corp., Sr. Unsec’d. Notes(a)	3.796%	03/15/24	6,200	6,453,332
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,423,406
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.600%	06/01/44	8,226	9,124,567
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	3.700%	02/10/45	3,515	3,505,351
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,126,959
Mylan NV, Gtd. Notes	3.000%	12/15/18	2,645	2,680,702
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26	10,700	10,841,657
Mylan NV, Gtd. Notes	5.250%	06/15/46	3,650	3,992,735
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.000%	11/20/45	19,625	20,553,989
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%	12/15/46	17,085	18,120,573
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	8,500	9,333,221
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,936,612
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,814,419
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	42,888,056
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	8,995	8,795,797
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	15,960	15,156,861
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46	1,500	1,381,622

				385,786,719

Pipelines — 3.0%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	829,401
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,560,000
DCP Midstream Operating LP, Gtd. Notes, 144A(a)	6.450%	11/03/36	10,766	11,358,130

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	$1,177,500
Energy Transfer LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,852,422
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	664,366
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,517,824
Energy Transfer LP, Sr. Unsec’d. Notes	6.125%	12/15/45	9,130	9,882,148
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,195,182
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,106,170
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	6,121,783
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	26,400	28,388,712
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,227,636
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	69,703
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	12,310,505
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	23,393,768
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,793,352
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	3,170,286
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	11,700	12,398,783
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,442,129
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	6,317,959
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	573,879
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	6,200	6,610,229
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A(g)	4.000%	05/07/21	1,300	1,348,750
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	9,515	10,929,490
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	2,129,367
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	11,344,854
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,398,652
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500%	12/15/26	2,500	2,528,373
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	6,500	5,925,017
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,322,789
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,544,753
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	605,811
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,837,802
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,892,953
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,223,003
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	26,760	26,487,690
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	10,297,723
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	7,600	7,609,979
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	9,899	10,255,384
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	4,950	5,228,205

				268,872,462

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,714,388

Real Estate Investment Trusts (REITs) — 2.1%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,772,225

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Real Estate Investment Trusts (REITs) (continued)
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	$3,447,904
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	14,108,958
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,819,155
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,037,572
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,512,757
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,469,000
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,162,228
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,674,755
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	4,079,267
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,567,516
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,734,351
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,291,132
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,784,636
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	6,718	6,346,320
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,149,631
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,602,207
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,654,963
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	15,300	15,363,572
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,316,998
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	06/15/27	10,000	9,967,030
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	1,300	1,344,149
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,271,660
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,451,180
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,595,423
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	19,617,957
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,675,570

				186,818,116

Retail — 3.2%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	6,800	5,985,367
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	4,000	3,979,999
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,703,566
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,169,007
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,423,839
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,224,821
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	581,481
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	36,765	42,147,212
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	19,815,931
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	1,001,183
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,749,397
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.250%	04/01/46	9,395	10,079,661
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	17,463,267
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,918,863
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	9,175,250
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,042,948
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	8,039,125
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,732,680
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,967,998
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,390,492
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,501,142
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,448,110
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	6,969,756
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,608,968

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Retail (continued)
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	$15,147,187
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	25,753,382
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	12,584,642
Target Corp., Sr. Unsec’d. Notes(a)	3.625%	04/15/46	14,935	13,934,325
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,229,843
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	16,705	18,502,508
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,351,128
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41	985	1,279,065
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,694,619

				290,596,762

Semiconductors — 0.9%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	12,072,143
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	32,680	33,559,091
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,032,544
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	2,625	2,769,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	5,000	5,265,000
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300%	05/20/47	16,510	16,865,312
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,614,500

				77,177,965
Software — 3.2%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,076,810
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,235,458
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	15,467	14,976,944
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	14,000	14,665,602
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	2,000	2,051,632
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	1,177	1,190,867
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	36,445	36,063,712
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,460,162
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	44,056,299
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	10,068,560
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	52,050	57,306,946
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,508,091
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,590,501
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	26,790	27,055,060
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,336,518
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	13,237,134
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	39,105	41,065,138

				287,945,434

Telecommunications — 5.1%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	5,440	6,600,487
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,144,173
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	49,219	45,680,843
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	21,923,805
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,049	3,788,544
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	18,681	17,653,097
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	2,322	2,276,962
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	9,273	9,189,951

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	14,670	$14,980,901
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	39,020	41,571,011
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	277	293,308
AT&T, Inc., Sr. Unsec’d. Notes	5.450%		03/01/47	1,670	1,797,797
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	16,024,035
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.700%		03/01/57	1,595	1,744,164
AT&T, Inc., Sr. Unsec’d. Notes	6.000%		08/15/40	11,165	12,607,049
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	(c)	12/15/30	1,675	2,546,806
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,483,079
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%		05/15/22	7,000	7,232,036
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,523,820
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%		03/20/23	40,000	40,350,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	677	670,810
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	37,791	35,753,763
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	6,369	5,962,581
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,735,238
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	83,209	81,887,308
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%		04/15/49	16,967	17,135,092
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	21,112	22,350,535
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%		03/16/37	35,866	38,555,627

					461,462,822

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%		04/01/22	2,860	2,904,705
Cintas Corp. No. 2, Gtd. Notes	3.700%		04/01/27	2,855	2,944,196

					5,848,901

Transportation — 2.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42	7,480	8,034,762
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%		03/15/42	10,600	11,417,080
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43	14,000	15,209,025
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%		09/01/44	2,455	2,721,267
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%		09/01/43	13,388	16,026,213
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%		08/15/30	6,950	10,002,232
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		11/07/43	2,000	2,200,256
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%		08/01/34	500	659,739

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Transportation (continued)
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	$4,425,847
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,087,139
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	18,062,770
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	16,907,864
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,516,003
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	7,995	7,881,159
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	10,902,528
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,533,855
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	3,229,267
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,285,444
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	698,502
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	815,790
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	2,036,428
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,980	11,533,688
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,170,531
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	11,811,650
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	10,904,800
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,130,752
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,555,742
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,213,692
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,415,485
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,453,162
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	963,236
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,637,997
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,763,935
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	290,588
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,195,684
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,881,565
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.400%	11/15/46	16,690	15,900,062

				216,475,739

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.500%	06/15/19	2,315	2,326,774
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	4.200%	04/01/27	7,820	8,078,474

				10,405,248

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	5,208,679

TOTAL CORPORATE BONDS (cost $7,559,818,430)				7,824,333,849

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	500,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,688,000
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,722,000

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26	8,550	$8,477,667

TOTAL FOREIGN GOVERNMENT BONDS (cost $13,080,412)				13,388,167

MUNICIPAL BONDS — 1.4%
California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	10,436,225
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,321,845
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,240,144
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,788,880
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,191,783
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,757,082
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,742,640
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,112,999
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,254,869

				40,846,467

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,296,900
District of Columbia Water & Sewer Authority, Revenue Bonds, BABs	5.522%	10/01/44	3,000	3,718,950

				9,015,850

Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	753,084

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	18,770,480
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	388,963

				19,159,443

New Jersey — 0.3%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	15,575,525
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,921,939

				24,497,464

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,421,665

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	$632,760

				2,054,425

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,450,977
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,335,672

				9,786,649

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,854,772

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,081,730

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	3,500	5,103,420
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	9,086,201

				14,189,621

TOTAL MUNICIPAL BONDS (cost $125,053,664)				131,239,505

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds	3.000%	02/15/47	2,090	2,155,965
U.S. Treasury Notes	2.375%	05/15/27	4,640	4,669,362

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,899,642)				6,825,327

			Shares
PREFERRED STOCKS — 0.3%
Capital Markets — 0.1%
State Street Corp			335,000	9,189,050

Electric — 0.2%
SCE Trust V, 5.450%			565,000	16,328,500

TOTAL PREFERRED STOCKS (cost $22,500,000)				25,517,550

TOTAL LONG-TERM INVESTMENTS (cost $8,554,719,806)				8,824,778,870

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 2.9%	Shares	Value
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	70,409,540	$70,409,540
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $184,959,577; includes $184,772,675 of cash collateral for securities on loan)(b)(w)	184,922,360	184,940,852

TOTAL SHORT-TERM INVESTMENTS (cost $255,369,117)		255,350,392

TOTAL INVESTMENTS — 101.3% (cost $8,810,088,923)		9,080,129,262
Liabilities in excess of other assets(z) — (1.3)%		(116,031,224)

NET ASSETS — 100.0%		$8,964,098,038

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,582,975; cash collateral of $184,772,675 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,995,980. The aggregate value of $7,329,619 is 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $95,400,098 is 1.1% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
484	2 Year U.S. Treasury Notes	Sep. 2017	$104,761,719	$104,596,938	$(164,781)
5,587	5 Year U.S. Treasury Notes	Sep. 2017	659,831,828	658,349,386	(1,482,442)
4,047	20 Year U.S. Treasury Bonds	Sep. 2017	617,444,773	621,973,312	4,528,539

					2,881,316

Short Positions:
2,684	10 Year U.S. Treasury Notes	Sep. 2017	338,715,953	336,925,875	1,790,078
4,782	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	784,011,797	793,214,250	(9,202,453)

					(7,412,375)

					$(4,531,059)

Cash of $12,040,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$25,019,099	$—
Commercial Mortgage-Backed Securities	—	798,455,373	—
Corporate Bonds	—	7,824,333,849	—
Foreign Government Bonds	—	13,388,167	—
Municipal Bonds	—	131,239,505	—
U.S. Treasury Obligations	—	6,825,327	—
Preferred Stocks	25,517,550	—	—
Affiliated Mutual Funds	255,350,392	—	—
Other Financial Instruments*
Futures Contracts	(4,531,059)	—	—

Total	$276,336,883	$8,799,261,320	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Electric	10.4%
Commercial Mortgage-Backed Securities	8.9
Banks	8.2
Oil & Gas	6.0
Telecommunications	5.1
Media	4.4
Pharmaceuticals	4.3
Chemicals	3.7
Retail	3.2
Software	3.2
Pipelines	3.0
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	2.9
Auto Manufacturers	2.5
Transportation	2.4
Healthcare – Services	2.4
Real Estate Investment Trusts (REITs)	2.1
Insurance	2.1
Mining	1.8
Foods	1.8
Computers	1.7
Commercial Services	1.6
Beverages	1.5
Biotechnology	1.5
Municipal Bonds	1.4
Airlines	1.4
Building Materials	1.3
Household Products/Wares	1.2
Gas	1.1
Diversified Financial Services	1.0

Healthcare – Products	1.0%
Agriculture	0.9
Forest Products & Paper	0.9
Semiconductors	0.9
Miscellaneous Manufacturing	0.7
Electronics	0.7
Oil & Gas Services	0.6
Auto Parts & Equipment	0.5
Housewares	0.5
Lodging	0.5
Aerospace & Defense	0.4
Technology Hardware, Storage & Peripherals	0.3
Packaging & Containers	0.2
Home Builders	0.2
Foreign Government Bonds	0.1
Trucking & Leasing	0.1
Capital Markets	0.1
Entertainment	0.1
Machinery-Construction & Mining	0.1
U.S. Treasury Obligations	0.1
Textiles	0.1
Water	0.1
Real Estate	0.1
Holding Companies – Diversified	0.0	*
Office Furnishings	0.0	*
Machinery – Diversified	0.0	*
Office/Business Equipment	0.0	*
Home Furnishings	0.0	*
Electrical Components & Equipment	0.0	*

	101.3
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
	Due from/to broker-variation margin			Due from/to broker-variation margin
Interest rate contracts	futures	$6,318,617	*	futures	$10,849,676	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(9,671,093)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(6,135,387)

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $1,307,260,951 and for short positions was $1,090,703,776.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$180,582,975	$(180,582,975)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $180,582,975:
Unaffiliated investments (cost $8,554,719,806)	$8,824,778,870
Affiliated investments (cost $255,369,117)	255,350,392
Cash	2,621,347
Deposit with broker for futures	12,040,000
Dividends and interest receivable	91,405,485
Receivable for investments sold	7,451,891
Receivable for fund share sold	6,768,987
Due from broker-variation margin futures	760,422
Receivable from manager	123,384
Prepaid expenses	7,726

Total Assets	9,201,308,504

LIABILITIES:
Payable to broker for collateral for securities on loan	184,772,675
Payable for investments purchased	50,523,503
Management fees payable	1,272,718
Accrued expenses and other liabilities	394,636
Distribution fee payable	246,569
Affiliated transfer agent fee payable	365

Total Liabilities	237,210,466

NET ASSETS	$8,964,098,038

Net assets were comprised of:
Paid-in capital	$8,116,739,263
Retained earnings	847,358,775

Net assets, June 30, 2017	$8,964,098,038

Net asset value and redemption price per share, $8,964,098,038 / 753,902,184 outstanding shares of beneficial interest	$11.89

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$173,496,022
Unaffiliated dividend income	608,882
Affiliated dividend income	372,857
Income from securities lending, net (including affiliated income of $188,040)	203,086

174,680,847

EXPENSES
Management fees	20,285,268
Distribution fee	10,353,858
Custodian and accounting fees	279,000
Trustees’ fees	40,000
Audit fee	23,000
Legal fees and expenses	14,000
Shareholders’ reports	8,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Interest expense	263
Miscellaneous	53,678

Total expenses	31,067,067

NET INVESTMENT INCOME (LOSS)	143,613,780

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,366)	7,303,094
Futures transactions	(9,671,093)

(2,367,999)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,028))	260,805,051
Futures	(6,135,387)

254,669,664

NET GAIN (LOSS) ON INVESTMENTS	252,301,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$395,915,445

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$143,613,780	$222,148,818
Net realized gain (loss) on investment transactions	(2,367,999)	29,178,867
Net change in unrealized appreciation (depreciation) on investments	254,669,664	168,986,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	395,915,445	420,314,082

FUND SHARE TRANSACTIONS:
Fund share sold [56,949,577 and 251,449,226 shares, respectively]	661,253,001	2,847,447,431
Fund share repurchased [1,389,098 and 640,064 shares, respectively]	(15,937,062)	(7,224,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	645,315,939	2,840,223,153

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,041,231,384	3,260,537,235
NET ASSETS:
Beginning of period	7,922,866,654	4,662,329,419

End of period	$8,964,098,038	$7,922,866,654

SEE NOTES TO FINANCIAL STATEMENTS.

A34

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

A35

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of the Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or

B1

when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period,

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there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment

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management and administrative services. At June 30, 2017, the Investment Manager has engaged PGIM, Inc. to serve as Subadviser for the Portfolio through its PGIM Fixed Income Unit.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse the Portfolio so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

	Management Fees through June 30, 2017	Management Fees effective July 1, 2017	Effective Management Fees, Net of Waiver
Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.49%

	Expense Limitations through June 30, 2017	Expense Limitations effective July 1, 2017
Multi-Sector Fixed Income	Contractually limit expenses to 0.83% through June 30, 2017	Contractually limit expenses to 0.83% through June 30, 2018

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential. PAD serves as the distributor for the shares of the Portfolio. The Portfolio’s shares are offered and redeemed at their net asset value without any sales load. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolio may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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For the period ended June 30, 2017, PGIM, Inc. was compensated $104,112 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2017 no such transactions were entered into by the Portfolio.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$1,739,202,548	$969,990,464

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Portfolio did not utilize the SCA during the six months ended June 30, 2017.

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2017, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities.

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10.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

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Financial Highlights

(unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,			February 25, 2013(c) through December 31, 2013
			2016	2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.35		$10.42	$10.75	$9.67	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.38	0.37	0.36	0.28
Net realized and unrealized gain (loss) on investments	0.34		0.55	(0.70)	0.72	(0.61)

Total from investment operations	0.54		0.93	(0.33)	1.08	(0.33)

Net Asset Value, end of period	$11.89		$11.35	$10.42	$10.75	$9.67

Total Return(a)	4.76%		8.93%	(3.07)%	11.17%	(3.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,964.1		$7,922.9	$4,662.3	$2,776.2	$793.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.75	%(e)	0.76%	0.77%	0.79%	0.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.75	%(e)	0.76%	0.77%	0.79%	0.87	%(e)
Net investment income (loss)	3.47	%(e)	3.38%	3.45%	3.45%	3.47	%(e)
Portfolio turnover rate	27	%(f)	62%	72%	124%	314	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

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Approval of Advisory Agreements

AST Multi-Sector Fixed Income Portfolio

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), and the AST Multi-Sector Fixed Income Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and PGIM, Inc., which, through its PGIM Fixed Income unit, serves as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for the Portfolio contained breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at current asset levels the effective fee rate for the Portfolio did not reflect these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three- and five-year periods ended December 31, 2016. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.83% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board accepted the Manager’s recommendation to permanently reduce the management fee schedule for the Portfolio by adding new fee breakpoints at asset levels over $12.5 billion.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Government Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Government Money Market Portfolio	Actual	$1,000.00	$1,000.70	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

REPURCHASE AGREEMENTS(m) — 7.2%				Principal Amount (000)#	Value
Tri-Party HSBC Securities (USA), 1.090%, dated 06/30/17, due 07/03/17 in the amount of $43,003,906				43,000	$43,000,000
Tri-Party RBC Capital Markets, 1.070%, dated 06/30/17, due 07/03/17 in the amount of $24,753,207				24,751	24,751,000

					67,751,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 93.3%	Interest Rate		Maturity Date
Federal Farm Credit Bank(n)	0.991%		08/02/17	10,000	9,991,750
Federal Farm Credit Bank	1.169%	(c)	07/14/17	6,840	6,840,294
Federal Farm Credit Bank	1.177%	(c)	08/10/17	3,000	2,999,751
Federal Farm Credit Bank	1.186%	(c)	10/25/17	16,000	16,000,000
Federal Farm Credit Bank	1.192%	(c)	04/20/18	10,000	9,999,578
Federal Farm Credit Bank	1.230%	(c)	11/27/17	3,000	3,002,291
Federal Farm Credit Bank	1.241%	(c)	07/26/17	7,000	7,000,952
Federal Farm Credit Bank	1.292%	(c)	09/28/17	18,000	17,999,561
Federal Home Loan Bank(n)	0.641%		07/21/17	14,000	13,995,527
Federal Home Loan Bank(n)	0.641%		07/26/17	14,000	13,994,285
Federal Home Loan Bank(n)	0.652%		08/01/17	10,000	9,994,764
Federal Home Loan Bank(n)	0.802%		07/05/17	14,000	13,999,378
Federal Home Loan Bank(n)	0.802%		07/12/17	11,000	10,997,800
Federal Home Loan Bank(n)	0.817%		07/07/17	17,000	16,998,461
Federal Home Loan Bank(n)	0.830%		07/12/17	10,000	9,997,930
Federal Home Loan Bank(n)	0.832%		07/12/17	22,000	21,995,435
Federal Home Loan Bank(n)	0.842%		07/12/17	20,000	19,995,800
Federal Home Loan Bank	0.881%	(c)	02/01/18	14,000	14,000,000
Federal Home Loan Bank	0.890%	(c)	01/02/18	18,000	18,000,000
Federal Home Loan Bank	0.914%	(c)	11/08/17	15,000	15,000,000
Federal Home Loan Bank(n)	1.002%		07/17/17	7,000	6,997,275
Federal Home Loan Bank(n)	1.004%		07/26/17	20,000	19,987,184
Federal Home Loan Bank(n)	1.016%		09/20/17	10,000	9,977,770
Federal Home Loan Bank(n)	1.021%		08/02/17	9,000	8,992,350
Federal Home Loan Bank(n)	1.021%		08/03/17	14,000	13,987,703
Federal Home Loan Bank(n)	1.021%		08/08/17	22,000	21,977,560
Federal Home Loan Bank(n)	1.026%		08/04/17	20,200	20,181,596
Federal Home Loan Bank(n)	1.026%		08/23/17	20,000	19,970,987
Federal Home Loan Bank(n)	1.029%		08/18/17	28,000	27,963,256
Federal Home Loan Bank(n)	1.031%		08/02/17	22,000	21,981,117
Federal Home Loan Bank(n)	1.031%		08/07/17	19,000	18,980,974
Federal Home Loan Bank(n)	1.032%		08/09/17	23,000	22,975,652
Federal Home Loan Bank(n)	1.032%		08/16/17	9,818	9,805,640
Federal Home Loan Bank	1.032%	(c)	02/15/18	5,000	5,000,000
Federal Home Loan Bank(n)	1.034%		08/16/17	16,000	15,979,819
Federal Home Loan Bank(n)	1.037%		08/16/17	18,000	17,977,230
Federal Home Loan Bank	1.039%	(c)	02/08/18	9,000	9,000,000
Federal Home Loan Bank	1.041%	(c)	01/25/18	18,000	17,999,999
Federal Home Loan Bank(n)	1.042%		08/10/17	13,000	12,985,729
Federal Home Loan Bank(n)	1.042%		08/31/17	36,000	35,938,640
Federal Home Loan Bank(n)	1.042%		09/01/17	15,000	14,974,000
Federal Home Loan Bank(n)	1.042%		09/27/17	20,000	19,950,359
Federal Home Loan Bank(n)	1.044%		09/22/17	6,000	5,985,947
Federal Home Loan Bank(n)	1.047%		09/22/17	18,000	17,957,718
Federal Home Loan Bank(n)	1.048%		09/20/17	20,000	19,954,136
Federal Home Loan Bank(n)	1.053%		09/26/17	17,000	16,957,854
Federal Home Loan Bank	1.075%	(c)	03/29/18	7,000	7,000,000
Federal Home Loan Bank	1.086%	(c)	10/25/17	5,000	5,000,000
Federal Home Loan Bank	1.104%	(c)	12/08/17	6,000	5,999,870

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Bank	1.116%	(c)	12/21/18	19,000	$19,000,000
Federal Home Loan Bank	1.140%	(c)	08/01/17	8,000	8,000,000
Federal Home Loan Bank	1.142%	(c)	08/21/17	2,000	1,999,973
Federal Home Loan Bank	1.155%	(c)	12/07/17	5,500	5,500,000
Federal Home Loan Bank	1.207%	(c)	08/28/17	4,000	4,000,000
Federal Home Loan Bank	1.213%	(c)	09/11/17	3,000	2,999,971
Federal Home Loan Bank	1.247%	(c)	12/22/17	5,500	5,500,000
Federal Home Loan Mortgage Corp.	0.776%	(c)	10/12/17	12,000	12,000,000
Federal Home Loan Mortgage Corp.(n)	0.950%		07/03/17	15,500	15,500,000
Federal Home Loan Mortgage Corp.	0.982%	(c)	11/16/17	18,000	18,000,000
Federal Home Loan Mortgage Corp.(n)	1.002%		08/11/17	11,000	10,988,083
Federal Home Loan Mortgage Corp.(n)	1.023%		09/11/17	20,000	19,960,333
Federal Home Loan Mortgage Corp.	1.044%	(c)	05/18/18	15,000	15,000,000
Federal Home Loan Mortgage Corp.	1.125%	(c)	01/08/18	8,000	8,000,000
Federal National Mortgage Assoc.(n)	0.950%		07/03/17	17,000	17,000,000
Federal National Mortgage Assoc.	1.128%	(c)	01/11/18	10,000	10,000,000

					878,692,282

TOTAL INVESTMENTS — 100.5% (amortized cost $946,443,282)					946,443,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%					(4,352,655)

NET ASSETS — 100.0%					$942,090,627

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(m)	Repurchase agreements are collateralized by Federal Home Loan Mortgage Corp. (coupon rates 3.5% – 5.0%, maturity dates 02/01/23 – 07/01/47), and U.S. Treasury Securities (coupon rates 0.125% – 2.0%, maturity dates 04/15/20 – 04/30/24), with the aggregate value, including accrued interest, of $69,106,148.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$67,751,000	$—
U.S. Government Agency Obligations	—	878,692,282	—

Total	$—	$946,443,282	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Government Agency Obligations	93.3%
Repurchase Agreements	7.2

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Financial Instruments — Summary of Offsetting and Netting Agreements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$67,751,000	$(67,751,000)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$946,443,282
Cash	30,951
Interest receivable	220,827
Receivable for fund share sold	106,866
Receivable from manager	120
Prepaid expenses	16,648

Total Assets	946,818,694

LIABILITIES:
Payable for fund share repurchased	4,553,609
Accrued expenses and other liabilities	85,525
Management fees payable	62,510
Distribution fee payable	26,058
Affiliated transfer agent fee payable	365

Total Liabilities	4,728,067

NET ASSETS	$942,090,627

Net assets were comprised of:
Paid-in capital	$941,369,299
Retained earnings	721,328

Net assets, June 30, 2017	$942,090,627

Net asset value and redemption price per share, $942,090,627 / 941,391,751 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$3,482,830

EXPENSES
Management fees	1,533,537
Distribution fee	1,203,862
Custodian and accounting fees	74,000
Audit fee	13,000
Trustees’ fees	10,000
Shareholders’ reports	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	10,627

Total expenses	2,863,026
Less: management fee waivers and/or expense reimbursement	(88,902)

Net expenses	2,774,124

NET INVESTMENT INCOME (LOSS)	708,706

NET REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	6,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$715,173

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$708,706	$—
Net realized gain (loss) on investment transactions	6,467	45,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	715,173	45,779

DISTRIBUTIONS	(678,166)	—

FUND SHARE TRANSACTIONS:
Fund share sold [248,151,603 and 541,074,035 shares, respectively]	248,151,603	541,074,035
Fund share issued in reinvestment of distributions [678,172 and 0 shares, respectively]	678,172	—
Fund share repurchased [304,195,305 and 618,941,952 shares, respectively]	(304,195,305)	(618,941,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(55,365,530)	(77,867,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,328,523)	(77,822,138)
NET ASSETS:
Beginning of period	997,419,150	1,075,241,288

End of period	$942,090,627	$997,419,150

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Government Money Market Portfolio (formerly AST Money Market Portfolio) (the “Portfolio” or “Government Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of the Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

As a government money market fund, the Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

The Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B1

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions:    The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

B2

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolio, has entered into investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice and investment management and administrative services. At June 30, 2017, the Investment Manager has engaged PGIM, Inc. to serve as the Subadviser for Money Market Portfolio through its PGIM Fixed Income unit.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

	Management Fee	Effective Management Fee
Government Money Market	0.3325% first $300 million; 0.3225% on next $200 million; 0.3125% on next $250 million; 0.3025% on next $2.5 billion; 0.2925% on next $2.75 billion; 0.2625% on next $4 billion; 0.2425% in excess of $10 billion	0.30%

Expense Limitations through June 30, 2017	Expense Limitations effective July 1, 2017
Government Money Market	The Manager has contractually agreed to waive a portion of the management fee for the Portfolio by implementing the following management fee schedule:
0.30% to $3.25 billion;
0.2928 on the next $2.75 billion; 0.2625% on the next $4 billion;
and 0.2425% in excess of $10 billion	The Manager has contractually agreed to waive a portion of the management fee for the Portfolio by implementing the following
management fee schedule:
0.30% to $3.25 billion;
0.2928 on the next $2.75 billion;
0.2625% on the next $4 billion;
and 0.2425% in excess of $10 billion

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of the Portfolio. The Portfolio’s shares are offered and redeemed at their net asset value without any sales load. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions

B3

among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2017 no such transactions were entered into by the Portfolio.

5.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

7.	Ownership

As of June 30, 2017, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

8.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B4

Financial Highlights

(unaudited)

	AST Government Money Market Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2017(c)		2016(c)	2015(c)	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gain (loss)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Less Distributions:	—	(b)	—	—	—	—	— (b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.07%		0.00%	0.00%	0.00%	0.00%	0.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$942.1		$997.4	$1,075.2	$1,106.4	$1,228.3	$2,268.7
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.58	%(d)	0.45%	0.19%	0.16%	0.17%	0.21%
Expenses Before Waivers and/or Expense Reimbursement	0.59	%(d)	0.59%	0.59%	0.60%	0.60%	0.61%
Net investment income (loss)	0.15	%(d)	0.00%	0.00%	0.00%	0.00%	0.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

AST Government Money Market Portfolio

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), and the AST Government Money Market Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and PGIM, Inc., which, through its PGIM Fixed Income unit, serves as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for the Portfolio contained breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at current asset levels the effective fee rate for the Portfolio did not reflect these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Government Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•	The Board further noted that that the Manager had contractually agreed to waive a portion of its management fee through June 30, 2018, based on the level of assets in the Portfolio.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-F

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2017

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AB Global Bond Portfolio

AST BlackRock Multi-Asset Income Portfolio

AST Columbia Adaptive Risk Allocation Portfolio

AST Emerging Managers Diversified Portfolio

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Strategic Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Morgan Stanley Multi-Asset Portfolio

AST Neuberger Berman Long/Short Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

AST Wellington Management Real Total Return Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AB Global Bond Portfolio	A1
	AST BlackRock Multi-Asset Income Portfolio	A22
	AST Columbia Adaptive Risk Allocation Portfolio	A27
	AST Emerging Managers Diversified Portfolio	A34
	AST FQ Absolute Return Currency Portfolio	A42
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A49
	AST Goldman Sachs Global Growth Allocation Portfolio	A56
	AST Goldman Sachs Global Income Portfolio	A62
	AST Goldman Sachs Strategic Income Portfolio	A90
	AST Jennison Global Infrastructure Portfolio	A119
	AST Managed Alternatives Portfolio	A122
	AST Managed Equity Portfolio	A124
	AST Managed Fixed Income Portfolio	A127
	AST Morgan Stanley Multi-Asset Portfolio	A130
	AST Neuberger Berman Long/Short Portfolio	A143
	AST Prudential Flexible Multi-Strategy Portfolio	A153
	AST QMA International Core Equity Portfolio	A163
	AST T. Rowe Price Diversified Real Growth Portfolio	A171
	AST Wellington Management Global Bond Portfolio	A196
	AST Wellington Management Real Total Return Portfolio	A232
	Glossary	A257

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2017

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2017

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2017

AST AB Global Bond
Fund Composition	(% of Net Assets	)
Foreign Government Bonds	43.9%
U.S. Treasury Obligations	23.8%
Corporate Bonds	22.8%
Residential Mortgage-Backed Securities	4.8%
U.S. Government Agency Obligations	3.1%

AST BlackRock Multi-Asset Income
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	24.0%
iShares 1-3 Year Credit Bond ETF	19.2%
iShares U.S. Preferred Stock ETF	10.0%
iShares 10+ Year Credit Bond ETF	6.9%
iShares 0-5 Year High Yield Corporate Bond ETF	6.5%

AST Columbia Adaptive Risk Allocation
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
Spain Government Bond (Spain) Sr. Unsec’d. Notes, 144A 5.850%, 01/31/22	3.7%
Columbia Commodity Strategy Fund (Class Z Stock)	3.1%
Japan Government Thirty Year Bond (Japan) Sr. Unsec’d. Notes 0.800%, 03/20/47	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.5%

AST Emerging Managers Diversified
Five Largest Holdings	(% of Net Assets	)
Vanguard FTSE Developed Markets ETF	8.0%
iShares MSCI EAFE ETF	7.0%
Touchstone Merger Arbitrage Fund	4.0%
AMG River Road Long-Short Fund	4.0%
IndexIQ ETF Trust—IQ Hedge Multi-Strategy Tracker ETF	4.0%

AST FQ Absolute Currency Portfolio
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	41.4%
Unaffiliated Fund	27.0%
Foreign Treasury Obligations	12.5%
Foreign Government Bond	1.0%

AST Franklin Templeton K2 Global Absolute Return
Five Largest Holdings	(% of Net Assets	)
Franklin Strategic Series—Franklin Strategic Income Fund (Class R6)	16.9%
Oracle Corp.	1.5%
Samsung Electronics Co. Ltd. (South Korea)	1.3%
Citigroup, Inc.	1.3%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.0%

AST Goldman Sachs Global Growth Allocation
Five Largest Holdings	(% of Net Assets	)
iShares Core MSCI EAFE ETF	16.8%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	16.1%
iShares Core MSCI Emerging Markets ETF	14.1%
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	5.1%
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	4.7%

AST Goldman Sachs Global Income
Fund Composition	(% of Net Assets	)
Foreign Government Bonds	43.1%
Asset-Backed Securities	18.6%
U.S. Government Agency Obligations	15.8%
Corporate Bonds	15.7%
Residential Mortgage-Backed Securities	5.5%

AST Goldman Sachs Strategic Income
Fund Composition	(% of Net Assets	)
Asset-Backed Securities	27.2%
Residential Mortgage-Backed Securities	11.4%
Corporate Bonds	9.1%
Foreign Government Bonds	7.6%
U.S. Treasury Obligations	5.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2017

AST Jennison Global Infrastructure
Five Largest Holdings	(% of Net Assets	)
Atlantia SpA (Italy)	3.9%
PG&E Corp.	3.7%
Eiffage SA (France)	3.6%
NextEra Energy, Inc.	3.5%
Williams Cos., Inc. (The)	3.4%

AST Managed Alternatives
Five Largest Holdings	(% of Net Assets	)
AST Neuberger Berman Long/Short Portfolio	21.9%
AST Morgan Stanley Multi-Asset Portfolio	19.0%
AST Goldman Sachs Strategic Income Portfolio	18.0%
AST Wellington Management Real Total Return Portfolio	18.0%
AST FQ Absolute Return Currency Portfolio	15.2%

AST Managed Equity
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	16.1%
AST International Growth Portfolio	15.9%
AST QMA US Equity Alpha Portfolio	8.5%
AST AQR Emerging Markets Equity Portfolio	8.4%
AST Hotchkis & Wiley Large-Cap Value Portfolio	8.0%

AST Managed Fixed-Income
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	51.8%
AST Lord Abbett Core Fixed Income Portfolio	22.2%
AST BlackRock Low Duration Bond Portfolio	9.6%
AST Wellington Management Global Bond Portfolio	6.5%
AST High Yield Portfolio	5.0%

AST Morgan Stanley Multi-Asset
Five Largest Holdings	(% of Net Assets	)
Brazil Notas do Tesouro Nacional (Brazil) Series F Notes 10.000%, 01/01/23	7.5%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.375%, 01/15/27	3.7%
Portugal Obrigacoes do Tesouro OT (Portuga) Sr. Unsec’d. Notes, 144A 4.125%, 04/14/27	2.9%
Portugal Obrigacoes do Tesouro OT (Portuga) Sr. Unsec’d. Notes, 144A 2.875%, 07/21/26	2.8%
Vinci SA (France)	2.1%

AST Neuberger Berman Long/Short
Five Largest Holdings	(% of Net Assets	)
Whole Foods Market, Inc.	2.5%
DaVita, Inc.	2.4%
Enbridge, Inc. (Canada)	2.3%
DENTSPLY SIRONA, Inc.	2.3%
Brookfield Infrastructure Partners LP (Canada)	2.2%

AST Prudential Flexible Multi-Strategy
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	32.3%
AST QMA US Equity Alpha Portfolio	27.8%
AST Global Real Estate Portfolio	3.0%
AST High Yield Portfolio	1.4%
iShares MSCI India ETF	0.6%

AST QMA International Core Equity Portfolio
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG (Switzerland)	1.8%
British American Tobacco PLC (United Kingdom)	1.4%
Nestle SA (Switzerland)	1.4%
Bayer AG (Germany)	1.4%
Sanofi (France)	1.4%

AST T. Rowe Price Diversified Real Growth
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Institutional Floating Rate Fund	3.4%
T. Rowe Price Emerging Markets Bond Fund	3.2%
T. Rowe Price Institutional High Yield Fund	2.4%
Microsoft Corp.	1.3%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 04/15/21	1.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2017

AST Wellington Management Global Bond
Fund Composition	(% of Net Assets	)
Foreign Government Bonds	45.7%
Corporate Bonds	37.8%
U.S. Government Agency Obligations	10.3%
U.S. Government Agency Obligations	2.2%
Commercial Mortgage-Backed Securities	1.5%

AST Wellington Management Real Total Return
Five Largest Holdings	(% of Net Assets	)
French Republic Government Bond OAT (France) Bonds, TIPS 1.000%, 07/25/17	1.3%
United Kingdom Gilt Inflation Linked (United Kingdom) Bonds, TIPS 1.250%, 11/22/55	1.3%
Comcast Corp. (Class A Stock)	1.1%
Italy Buoni Poliennali del Tesoro (Italy) Sr. Unsec’d. Notes, TIPS 2.600%, 09/15/23	1.1%
Alibaba Group Holding Ltd. (China), ADR	1.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST AB Global Bond Portfolio	Actual	$1,000.00	$1,017.90	0.90%	$4.50
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST BlackRock Multi-Asset Income Portfolio	Actual	$1,000.00	$1,040.00	1.15%	$5.82
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST Columbia Adaptive Risk Allocation Portfolio	Actual	$1,000.00	$1,060.50	1.40%	$7.15
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
AST Emerging Managers Diversified Portfolio	Actual	$1,000.00	$1,070.50	1.36%	$6.98
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$1,035.90	1.25%	$6.31
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual	$1,000.00	$1,049.00	1.16%	$5.89
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
AST Goldman Sachs Global Growth Allocation Portfolio	Actual	$1,000.00	$1,084.50	1.24%	$6.41
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
AST Goldman Sachs Global Income Portfolio	Actual	$1,000.00	$1,012.40	0.89%	$4.44
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
AST Goldman Sachs Strategic Income Portfolio	Actual	$1,000.00	$1,008.30	1.04%	$5.18
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$1,113.60	1.26%	$6.60
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
AST Managed Alternatives Portfolio	Actual	$1,000.00	$1,028.70	1.47%	$7.39
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
AST Managed Equity Portfolio	Actual	$1,000.00	$1,121.40	1.25%	$6.57
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2017

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Managed Fixed Income Portfolio	Actual	$1,000.00	$1,025.30	1.20%	$6.03
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Morgan Stanley Multi-Asset Portfolio	Actual	$1,000.00	$1,017.40	1.52%	$7.60
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
AST Neuberger Berman Long/Short Portfolio	Actual	$1,000.00	$1,077.90	1.78%	$9.17
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$1,072.10	1.48%	$7.60
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST QMA International Core Equity Portfolio	Actual	$1,000.00	$1,143.40	0.99%	$5.26
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST T. Rowe Price Diversified Real Growth Portfolio	Actual	$1,000.00	$1,099.60	1.05%	$5.47
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Wellington Management Global Bond Portfolio	Actual	$1,000.00	$1,009.60	0.89%	$4.43
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
AST Wellington Management Real Total Return Portfolio	Actual	$1,000.00	$1,002.20	1.50%	$7.45
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.9%
ASSET-BACKED SECURITIES — 1.4%
Automobiles — 0.6%
CPS Auto Receivables Trust, Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$541,927
CPS Auto Trust, Series 2016-D, Class E, 144A
6.860%	04/15/24	700	730,180
Exeter Automobile Receivables Trust, Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,625,379
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,281,287

			10,178,773

Collateralized Loan Obligations — 0.4%
CIFC Funding Ltd. (Cayman Islands), Series 2015-4A, Class D, 144A
6.656%(c)	10/20/27	3,485	3,447,138
OZLM VIII Ltd. (Cayman Islands), Series 2014-8A, Class D, 144A
6.108%(c)	10/17/26	1,592	1,557,720
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class D, 144A
7.706%(c)	01/20/27	1,400	1,410,068

			6,414,926

Consumer Loans — 0.4%
Sofi Consumer Loan Program LLC, Series 2017-1, Class B, 144A
4.730%(c)	01/26/26	4,295	4,490,563
Series 2017-2, Class A, 144A
3.280%	02/25/26	2,918	2,955,731

			7,446,294

TOTAL ASSET-BACKED SECURITIES (cost $23,560,284)			24,039,993

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
225 Liberty Street Trust, Series 2016-225L, Class E, 144A
4.804%(c)	02/10/36	2,713	2,721,182
CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class C, 144A
5.122%(c)	11/15/21	2,189	2,192,538
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, 144A
5.509%(c)	07/15/27	1,185	1,188,391
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.122%	03/10/46	268	268,554
Series 2013-CR6, Class D, 144A
4.309%(c)	03/10/46	1,910	1,745,991
Series 2013-CR10, Class D, 144A
4.948%(c)	08/10/46	2,020	1,764,789
Series 2013-LC6, Class D, 144A
4.426%(c)	01/10/46	3,975	3,710,893

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-LC15, Class A2
2.840%	04/10/47		290	$293,974
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D
3.504%(c)	08/15/48		2,032	1,549,418
CSMC Trust, Series 2016-MFF, Class D, 144A
5.367%(c)	11/15/33		1,311	1,318,357
GS Mortgage Securities Trust, Series 2012-GC6, Class D, 144A
5.841%(c)	01/10/45		524	505,901
Series 2013-G1, Class A1, 144A
2.059%	04/10/31		670	654,023
Series 2014-GC22, Class D, 144A
4.801%(c)	06/10/47		600	508,097
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C
4.818%(c)	11/15/48		1,790	1,719,179
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/47		717	716,705
Series 2012-CBX, Class E, 144A
5.387%(c)	06/15/45		1,144	1,148,113
Series 2015-SGP, Class A, 144A
2.859%(c)	07/15/36		2,750	2,766,279
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ
5.452%(c)	09/15/39		1,406	1,224,100
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4
5.700%	09/12/49		147	147,510
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, 144A
4.784%(c)	08/15/26		1,700	1,710,972
Series 2015-XLF2, Class SNMD, 144A(g)
2.862%(c)	11/15/26		1,450	1,322,842
Resource Capital Corp. Ltd. (Cayman Islands), Series 2014-CRE2, Class A, 144A
2.222%(c)	04/15/32		11	11,223
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A
2.347%(c)	11/15/27		3,780	3,742,406
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47		2,155	1,600,072

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,849,394)				34,531,509

CORPORATE BONDS — 22.8%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd., Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,509	2,010,082
Commonwealth Bank of Australia, Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,814	3,293,329
3.000%	05/03/22	EUR	869	1,122,234

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Australia (continued)
National Capital Trust I, Ltd. Gtd. Notes
5.620%(c)	09/29/49	GBP	274	$375,129
Westpac Banking Corp., Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,689	3,231,063

				10,031,837

Bermuda — 0.1%
XLIT Ltd., Gtd. Notes
3.250%(c)	06/29/47	EUR	1,143	1,285,898

Brazil — 1.1%
Braskem Finance Ltd., Gtd. Notes
6.450%	02/03/24		865	921,225
BRF GmbH, Gtd. Notes
4.350%	09/29/26		200	187,000
Fibria Overseas Finance Ltd., Gtd. Notes
5.500%	01/17/27		1,897	1,937,596
Gerdau Trade, Inc., Gtd. Notes, 144A
5.750%	01/30/21		3,659	3,827,680
GTL Trade Finance, Inc., Gtd. Notes
5.893%	04/29/24		645	650,160
MARB BondCo PLC, Gtd. Notes, 144A
7.000%	03/15/24		2,081	2,010,766
Minerva Luxembourg SA, Gtd. Notes, 144A
6.500%	09/20/26		724	704,995
Odebrecht Finance Ltd., Gtd. Notes, 144A
7.125%	06/26/42		2,565	1,032,413
Petrobras Global Finance BV, Gtd. Notes
6.125%	01/17/22		2,737	2,823,216
8.750%	05/23/26		1,635	1,880,250
Rumo Luxembourg Sarl, Gtd. Notes, 144A
7.375%	02/09/24		1,543	1,584,815
Vale Overseas Ltd., Gtd. Notes
5.875%	06/10/21		798	856,653

				18,416,769

Canada — 0.2%
Bell Canada, Inc., Gtd. Notes
3.350%	06/18/19	CAD	1,788	1,419,094
Leisureworld Senior Care LP, Sr. Sec’d. Notes
3.474%	02/03/21	CAD	2,334	1,872,923

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Canada (continued)
Yamana Gold, Inc., Gtd. Notes
4.950%	07/15/24	(a)		995	$1,005,304

					4,297,321

China — 0.3%
State Grid Overseas Investment 2016 Ltd., Gtd. Notes, MTN, 144A
2.250%	05/04/20			4,300	4,286,542
Tencent Holdings Ltd., Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19			200	204,597

					4,491,139

France — 0.8%
BNP Paribas SA, Gtd. Notes, MTN
5.000%	01/15/21			1,045	1,142,532
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24			1,484	1,545,470
Sub. Notes, EMTN
2.250%	01/11/27		EUR	347	400,485
BPCE SA, Sub. Notes, 144A
5.150%	07/21/24			1,447	1,545,929
Sub. Notes, MTN, 144A
5.700%	10/22/23			962	1,070,417
Credit Agricole Home Loan SFH SA, Covered Bonds
3.500%	06/14/18		EUR	500	591,933
Credit Agricole SA, Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/10/27			1,875	1,960,268
Europcar Groupe SA, Sec’d. Notes
5.750%	06/15/22		EUR	1,220	1,466,581
Loxam SAS, Sr. Sub. Notes
4.250%	04/15/24		EUR	474	570,890
7.000%	07/23/22		EUR	461	553,201
SFR Group SA, Sr. Sec’d. Notes, 144A
7.375%	05/01/26			2,359	2,559,515

					13,407,221

Germany — 0.0%
Allianz SE, Sub. Notes
3.099%(c)	07/06/47		EUR	100	120,019

India — 0.2%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A
3.950%	01/19/22			3,290	3,368,073

Ireland — 0.2%
Bank of Ireland, Jr. Sub. Notes
7.375%(c)	12/29/49		EUR	2,265	2,813,180

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Israel — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes
2.800%	07/21/23			3,066	$2,982,130
3.150%	10/01/26	(a)		2,017	1,915,501

					4,897,631

Italy — 0.4%
Intesa Sanpaolo SpA, Sub. Notes, EMTN
3.928%	09/15/26		EUR	385	464,660
Sub. Notes, MTN, 144A
5.017%	06/26/24			2,311	2,343,717
UniCredit SpA, Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22			3,066	3,140,022
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A
4.750%	07/15/20			1,433	1,448,046

					7,396,445

Japan — 0.1%
Sumitomo Mitsui Banking Corp., Gtd. Notes
1.966%	01/11/19			2,513	2,515,498

Kazakhstan — 0.2%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes
7.000%	05/05/20			750	814,635
Sr. Unsec’d. Notes, MTN
6.375%	04/09/21			1,563	1,697,699
Tengizchevroil Finance Co. International Ltd., Sr. Sec’d. Notes, 144A
4.000%	08/15/26			1,809	1,742,103

					4,254,437

Kuwait — 0.3%
Equate Petrochemical BV, Gtd. Notes, 144A
3.000%	03/03/22			4,446	4,379,310

Mexico — 0.2%
Petroleos Mexicanos, Gtd. Notes
4.875%	01/18/24			3,366	3,409,421

Netherlands — 0.8%
ABN AMRO Bank NV, Jr. Sub. Notes
5.750%(c)	12/29/49		EUR	220	265,929
Basell Finance Co. BV, Gtd. Notes, 144A
8.100%	03/15/27			85	112,741
Cooperatieve Rabobank UA, Bank Gtd. Notes
4.375%	08/04/25			3,128	3,280,221
Gtd. Notes
3.950%	11/09/22			3,520	3,676,330
ING Bank NV, Sr. Unsec’d. Notes, 144A
2.000%	11/26/18			3,990	3,993,316

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Netherlands (continued)
ING Groep NV, Sr. Unsec’d. Notes
2.445%(c)	03/29/22		2,437	$2,477,191

				13,805,728

Norway — 0.1%
DNB Bank ASA, Sr. Unsec’d. Notes, EMTN
4.375%	02/24/21	EUR	1,252	1,641,564

Peru — 0.0%
Minsur SA, Sr. Unsec’d. Notes, 144A
6.250%	02/07/24		169	180,619

South Africa — 0.1%
Myriad International Holdings BV, Gtd. Notes, 144A
4.850%	07/06/27		1,753	1,757,383

Spain — 0.8%
Banco de Sabadell SA, Covered Bonds
0.875%	11/12/21	EUR	3,300	3,869,873
Banco Santander SA, Sr. Unsec’d. Notes
3.500%	04/11/22		2,600	2,661,040
Cirsa Funding Luxembourg SA, Gtd. Notes
5.875%	05/15/23	EUR	800	959,134
Santander Issuances SAU, Gtd. Notes
5.179%	11/19/25		2,600	2,786,883
Gtd. Notes, MTN
3.250%	04/04/26	EUR	400	487,032
Telefonica Emisiones SAU, Gtd. Notes
5.213%	03/08/47		1,931	2,084,962

				12,848,924

Sweden — 0.4%
Nordea Bank AB, Sub. Notes, 144A
4.875%	05/13/21		4,097	4,395,581
Skandinaviska Enskilda Banken AB, Sub. Notes, EMTN
4.000%(c)	09/12/22	EUR	1,566	1,802,136

				6,197,717

Switzerland — 1.3%
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes
3.750%	03/26/25		1,632	1,648,896
3.800%	06/09/23		2,288	2,358,825
Gtd. Notes, EMTN
1.250%	04/14/22	EUR	1,898	2,212,679
Dufry Finance SCA, Gtd. Notes, 144A
4.500%	08/01/23	EUR	1,249	1,521,057
Glencore Finance Europe SA, Gtd. Notes, EMTN
1.750%	03/17/25	EUR	1,934	2,157,039

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Switzerland (continued)
Glencore Funding LLC, Gtd. Notes, 144A
4.000%	04/16/25		124	$124,048
4.125%	05/30/23		1,224	1,255,934
4.625%	04/29/24		2,036	2,128,434
Holcim Finance Luxembourg SA, Gtd. Notes, EMTN
2.250%	05/26/28	EUR	3,805	4,516,205
UBS AG, Sub. Notes
7.625%	08/17/22		2,505	2,940,870
UBS Group Funding Switzerland AG, Gtd. Notes, 144A
4.125%	09/24/25		1,957	2,051,396

				22,915,383

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, MTN, 144A
3.625%	06/22/21		354	361,427

United Kingdom — 3.5%
Anglo American Capital PLC, Gtd. Notes, 144A
3.750%	04/10/22		200	201,000
Aviva PLC, Sub. Notes, EMTN
3.375%(c)	12/04/45	EUR	1,163	1,365,157
6.125%(c)	07/05/43	EUR	3,920	5,367,088
Barclays Bank PLC, Sub. Notes, EMTN
6.625%	03/30/22	EUR	875	1,237,888
Barclays PLC, Jr. Sub. Notes
8.000%(c)	12/15/49	EUR	2,910	3,643,566
Sr. Unsec’d. Notes
3.684%	01/10/23		3,050	3,129,477
Sub. Notes
5.200%	05/12/26		1,624	1,708,290
HSBC Bank PLC, Sr. Unsec’d. Notes, EMTN, 144A^
18.750%(s)	11/02/17	EGP	33,175	1,711,662
HSBC Holdings PLC, Jr. Sub. Notes
6.000%(c)	12/29/49	EUR	1,566	2,005,479
Sr. Unsec’d. Notes
4.041%(c)	03/13/28		2,164	2,241,424
Sub. Notes
4.375%	11/23/26		1,372	1,423,616
Lloyds Banking Group PLC, Jr. Sub. Notes
6.375%(c)	06/27/49	EUR	668	816,388
Sub. Notes
4.582%	12/10/25		2,292	2,376,293
4.650%	03/24/26		933	972,204
Nationwide Building Society, Sub. Notes, 144A
4.000%	09/14/26		2,265	2,240,384
Sub. Notes, EMTN
4.125%(c)	03/20/23	EUR	1,566	1,835,508

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC, Jr. Sub. Notes
7.640%(c)	03/29/49		1,500	$1,440,000
8.625%(c)	12/29/49		2,574	2,805,660
Sub. Notes
6.125%	12/15/22		1,617	1,770,350
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes
2.875%	08/05/21		4,175	4,184,598
Sub. Notes, MTN, 144A
4.750%	09/15/25		1,701	1,761,988
Santander UK PLC, Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,653	3,193,393
4.250%	04/12/21	EUR	2,450	3,232,397
Sky Group Finance PLC, Gtd. Notes
5.750%	10/20/17	GBP	1,681	2,220,694
Standard Chartered PLC, Jr. Sub. Notes, 144A
2.680%(c)	01/29/49		3,200	2,720,000
Sub. Notes, EMTN
4.000%(c)	10/21/25	EUR	103	126,547
Sub. Notes, MTN, 144A
4.300%	02/19/27		1,640	1,647,762
Synlab Bondco PLC, Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	1,250	1,545,332
Yorkshire Power Finance Ltd., Gtd. Notes
7.250%	08/04/28	GBP	564	1,070,313

				59,994,458

United States — 10.8%
21st Century Fox America, Inc., Gtd. Notes
3.000%	09/15/22		762	773,099
AbbVie, Inc., Sr. Unsec’d. Notes
1.375%	05/17/24	EUR	3,235	3,727,134
2.500%	05/14/20		206	208,388
3.600%	05/14/25		2,029	2,069,710
ACE Capital Trust II, Ltd. Gtd. Notes
9.700%	04/01/30		2,710	4,107,547
American Express Credit Corp., Sr. Unsec’d. Notes
0.625%	11/22/21	EUR	2,360	2,707,741
American Tower Corp., Sr. Unsec’d. Notes
5.050%	09/01/20		564	607,518
5.900%	11/01/21		1,135	1,278,753
Apache Corp., Sr. Unsec’d. Notes
6.900%	09/15/18		1,400	1,479,422
AT&T, Inc., Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	1,249	1,534,435
3.000%	02/15/22		875	878,897

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
3.400%	05/15/25			2,282	$2,243,411
3.600%	02/17/23			961	983,545
4.125%	02/17/26			1,112	1,140,099
5.800%	02/15/19			1,135	1,204,011
Bank of America Corp., Sr. Unsec’d. Notes, EMTN
1.625%	09/14/22		EUR	4,493	5,321,912
Sr. Unsec’d. Notes, MTN
3.824%(c)	01/20/28			4,116	4,187,470
Sub. Notes, MTN
4.000%	01/22/25			1,277	1,299,239
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes
3.850%	02/01/25			495	488,501
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A
3.625%	01/15/24			828	847,042
3.875%	01/15/27			1,790	1,838,151
Carnival Corp., Gtd. Notes
1.625%	02/22/21		EUR	3,551	4,221,960
CenturyLink, Inc., Sr. Unsec’d. Notes
6.450%	06/15/21			1,194	1,289,520
7.500%	04/01/24	(a)		1,080	1,182,600
CF Industries, Inc., Gtd. Notes
4.950%	06/01/43			1,391	1,192,783
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes
3.579%	07/23/20			1,250	1,291,719
4.908%	07/23/25			3,920	4,234,850
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN, 144A
16.595%(s)	03/08/18		EGP	44,407	2,152,083
CMS Energy Corp., Sr. Unsec’d. Notes
5.050%	03/15/22			985	1,083,459
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A
2.950%	06/30/23			270	263,345
CSC Holdings LLC, Gtd. Notes, 144A
6.625%	10/15/25			1,262	1,388,326
Dell International LLC/EMC Corp., Gtd. Notes, 144A
7.125%	06/15/24	(a)		571	627,675
Sr. Sec’d. Notes, 144A
4.420%	06/15/21			2,455	2,588,105
5.450%	06/15/23			2,455	2,664,092
6.020%	06/15/26			420	462,634
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes
4.875%	11/01/43			632	410,800
Discovery Communications LLC, Gtd. Notes
4.875%	04/01/43			685	639,547

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
4.375%	10/15/20			2,750	$2,894,441
Energy Transfer LP, Sr. Unsec’d. Notes
4.650%	06/01/21			1,002	1,056,986
Energy Transfer Partners LP, Sr. Unsec’d. Notes
4.900%	02/01/24			621	655,298
EnLink Midstream Partners LP, Sr. Unsec’d. Notes
4.150%	06/01/25			3,253	3,212,380
Enterprise Products Operating LLC, Gtd. Notes
4.900%	05/15/46			1,332	1,432,340
FedEx Corp., Gtd. Notes
1.000%	01/11/23		EUR	4,845	5,564,672
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes
0.400%	01/15/21		EUR	1,359	1,548,258
5.000%	10/15/25			3	3,350
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
5.875%	08/02/21			3,869	4,314,453
General Electric Co., Jr. Sub. Notes
5.000%(c)	12/29/49			1,003	1,064,584
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
3.850%	01/26/27			660	671,423
Sr. Unsec’d. Notes, EMTN
1.625%	07/27/26		EUR	4,480	5,056,689
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19			507	549,944
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20			1,624	1,791,634
HCP, Inc., Sr. Unsec’d. Notes
5.375%	02/01/21			45	49,112
Healthcare Trust of America Holdings LP, Gtd. Notes
3.375%	07/15/21			483	492,664
Herc Rentals, Inc., Sec’d. Notes, 144A
7.750%	06/01/24	(a)		162	170,910
Hertz Corp. (The), Gtd. Notes, 144A
5.500%	10/15/24	(a)		1,720	1,410,400
Hess Corp., Sr. Unsec’d. Notes
4.300%	04/01/27	(a)		2,929	2,861,000
Hill-Rom Holdings, Inc., Gtd. Notes, 144A
5.750%	09/01/23			277	291,542
HP, Inc., Sr. Unsec’d. Notes
4.650%	12/09/21			1,757	1,896,267

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
HSBC Finance Corp., Sub. Notes
6.676%	01/15/21			1,192	$1,343,341
Humana, Inc., Sr. Unsec’d. Notes
7.200%	06/15/18			835	877,075
International Game Technology PLC, Sr. Sec’d. Notes
4.750%	02/15/23		EUR	1,320	1,642,460
Sr. Sec’d. Notes, 144A
6.500%	02/15/25			616	676,060
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.782%(c)	02/01/28			5,550	5,675,524
Kinder Morgan, Inc., Gtd. Notes, 144A
5.000%	02/15/21			2,478	2,656,793
KLA-Tencor Corp., Sr. Unsec’d. Notes
4.650%	11/01/24			2,812	3,036,856
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes
3.200%	02/01/22			139	141,858
3.600%	02/01/25			1,059	1,074,884
Level 3 Financing, Inc., Gtd. Notes
5.375%	01/15/24			917	957,119
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A
1.750%	03/27/24		EUR	875	1,014,766
LifePoint Health, Inc., Gtd. Notes
5.875%	12/01/23	(a)		1,866	1,968,630
Lincoln National Corp., Sr. Unsec’d. Notes
8.750%	07/01/19			156	175,389
LKQ Italia Bondco SpA, Gtd. Notes, 144A
3.875%	04/01/24		EUR	400	493,638
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A
8.875%	06/01/39			163	267,081
McKesson Corp., Sr. Unsec’d. Notes
1.500%	11/17/25		EUR	2,245	2,560,393
Monongahela Power Co., First Mortgage, 144A
4.100%	04/15/24			150	159,359
Morgan Stanley, Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26		EUR	5,870	6,487,793
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19			2,546	2,735,209
Mosaic Co. (The), Sr. Unsec’d. Notes
5.625%	11/15/43			1,116	1,139,385
Mylan NV, Gtd. Notes
3.150%	06/15/21			2,424	2,466,039

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
3.950%	06/15/26	(a)		483	$489,394
Nabors Industries, Inc., Gtd. Notes
6.150%	02/15/18			265	267,650
Gtd. Notes, 144A
5.500%	01/15/23	(a)		1,649	1,562,427
Nationwide Mutual Insurance Co., Sub. Notes, 144A
9.375%	08/15/39			939	1,567,987
Navient Corp., Sr. Unsec’d. Notes
6.625%	07/26/21			2,490	2,679,863
Novelis Corp., Gtd. Notes, 144A
6.250%	08/15/24			1,096	1,150,800
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
3.375%	02/01/22			3,193	3,270,858
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes
3.600%	11/01/24			2,188	2,126,548
Reynolds American, Inc., Gtd. Notes
4.450%	06/12/25			2,478	2,654,805
5.850%	08/15/45			1,002	1,227,250
S&P Global, Inc., Gtd. Notes
4.400%	02/15/26			2,405	2,585,465
Seagate HDD Cayman, Gtd. Notes
4.750%	06/01/23			170	177,225
4.750%	01/01/25			805	811,213
Gtd. Notes, 144A
4.875%	03/01/24			820	835,749
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A
3.360%	03/20/23			2,397	2,417,974
TECO Finance, Inc., Gtd. Notes
5.150%	03/15/20			533	566,490
Time Warner, Inc., Gtd. Notes
3.550%	06/01/24			1,383	1,401,423
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A
3.850%	06/01/25			1,190	1,234,049
Tyson Foods, Inc., Gtd. Notes
2.650%	08/15/19			495	501,241
U.S. Bancorp, Jr. Sub. Notes
5.300%(c)	12/31/49			1,761	1,875,465
Uniti Group, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A
6.000%	04/15/23			376	391,273
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A
4.500%	05/15/23		EUR	1,070	1,001,878

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
5.875%	05/15/23			918	$787,185
6.125%	04/15/25	(a)		566	478,978
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.625%	08/15/26	(a)		4,707	4,329,480
3.500%	11/01/24			3,647	3,680,727
4.272%	01/15/36			247	238,394
Wells Fargo & Co., Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22		EUR	315	394,930
Western Digital Corp., Sr. Sec’d. Notes, 144A
7.375%	04/01/23			2,265	2,488,669
Williams Partners LP, Sr. Unsec’d. Notes
3.900%	01/15/25			1,192	1,205,095
4.125%	11/15/20			275	287,456
4.500%	11/15/23			368	389,839
Wyndham Worldwide Corp., Sr. Unsec’d. Notes
4.250%	03/01/22			123	129,443

					184,364,745

TOTAL CORPORATE BONDS (cost $377,548,277)					389,152,147

FOREIGN GOVERNMENT BONDS — 43.9%
Argentine Bonos del Tesoro (Argentina), Bonds
15.500%	10/17/26		ARS	70,673	4,727,323
16.000%	10/17/23		ARS	123,211	7,974,213
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes
5.625%	01/26/22			2,369	2,425,856
Australia Government Bond (Australia), Sr. Unsec’d. Notes
4.250%	04/21/26		AUD	14,067	12,237,188
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes
7.000%	10/12/28			2,420	2,448,866
Brazil Notas do Tesouro Nacional (Brazil), Notes
6.000%	08/15/50		BRL	7,678	7,323,521
10.000%	01/01/21		BRL	102,065	30,753,923
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes
4.875%	01/22/21			999	1,046,952
Bundesrepublik Deutschland (Germany), Bonds
2.500%	07/04/44		EUR	16,876	24,918,794
2.500%	08/15/46		EUR	5,567	8,292,362
Caisse Francaise de Financement Local (France), Covered Bonds, EMTN
3.625%	02/26/18		EUR	360	421,886
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes, 144A
1.900%	09/15/26		CAD	10,760	8,096,634
2.250%	12/15/25		CAD	7,450	5,813,275
2.550%	03/15/25		CAD	6,430	5,128,580

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
3.350%	12/15/20	CAD	42,180	$34,490,477
3.800%	06/15/21	CAD	56,790	47,391,710
Canadian Government Bond (Canada), Bonds
2.750%	12/01/48	CAD	3,777	3,320,312
Colombian TES (Colombia), Bonds
7.000%	05/04/22	COP	9,832,900	3,373,148
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes
7.500%	05/06/21		1,790	1,977,950
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,314,675
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		2,525	2,681,550
France Government Bond OAT (France), Bonds
3.500%	04/25/26	EUR	15,546	22,168,169
French Republic Government Bond OAT (France), Bonds
2.500%	05/25/30	EUR	13,656	18,230,325
3.250%	05/25/45	EUR	920	1,395,503
Ireland Government Bond (Ireland), Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	11,303,835
Italy Buoni Poliennali del Tesoro (Italy), Bonds
5.500%	11/01/22	EUR	17,210	24,179,191
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	3,851	4,476,668
Bonds
1.350%	04/15/22	EUR	19,100	22,311,838
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	19,285	24,750,258
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	401,655
Japan Government Ten Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	2,071,650	18,500,171
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	4,002,450	35,239,353
1.400%	09/20/34	JPY	2,366,050	24,335,553
Japanese Government CPI Linked Bond (Japan), Sr. Unsec’d. Notes
0.100%	03/10/26	JPY	4,455,065	41,326,553
Kingdom of Belgium Government Bond (Belgium), Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	7,629	8,708,769
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	7,360	8,615,136
2.600%	06/22/24	EUR	6,496	8,606,648
Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes
3.580%	09/28/18	MYR	36,740	8,589,080
Mexican Bonos (Mexico), Bonds
6.500%	06/10/21	MXN	370,408	20,330,167

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
8.000%	06/11/20	MXN	694,581	$39,697,177
10.000%	12/05/24	MXN	75,312	4,943,970
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	47,659	2,776,755
New Zealand Government Bond (New Zealand), Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,580	4,357,056
5.500%	04/15/23	NZD	20,817	17,539,409
Poland Government Bond (Poland), Bonds
5.750%	10/25/21	PLN	7,065	2,160,500
Province of Ontario (Canada), Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	262,247
Unsec’d. Notes
2.600%	06/02/25	CAD	789	621,106
Province of Quebec (Canada), Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	990,058
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes
9.125%	03/16/24		417	468,082
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	2,025,713
Provincia de Cordoba (Argentina), Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	819,679
Republic of Angola Via Northern Lights III BV (Angola), Sr. Sec’d. Notes
7.000%	08/17/19		1,516	1,560,718
Russian Federal Bond (Russia), Bonds
6.400%	05/27/20	RUB	585,168	9,558,654
South Africa Government Bond (South Africa), Bonds
8.750%	02/28/48	ZAR	216,416	14,747,578
10.500%	12/21/26	ZAR	68,285	5,789,583
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A
2.900%	10/31/46	EUR	776	895,474
4.700%	07/30/41	EUR	698	1,088,523
4.850%	10/31/20	EUR	3,875	5,147,057
Unsec’d. Notes, 144A
1.300%	10/31/26	EUR	16,097	18,204,866
Sweden Government Bond (Sweden), Bonds
3.500%	06/01/22	SEK	167,985	23,363,348
United Kingdom Gilt (United Kingdom), Bonds
1.500%	07/22/26	GBP	14,412	19,271,437
2.000%	09/07/25	GBP	3,455	4,832,311
4.250%	06/07/32	GBP	1,440	2,528,918
4.250%	12/07/40	GBP	1,814	3,424,240
4.750%	12/07/30	GBP	7,395	13,420,994
Unsec’d. Notes
3.250%	01/22/44	GBP	1,876	3,119,382
Bonds
1.750%	09/07/22	GBP	2,955	4,059,979
2.250%	09/07/23	GBP	11,320	16,009,563
4.500%	12/07/42	GBP	1,599	3,182,984

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	29,252	$1,049,555

TOTAL FOREIGN GOVERNMENT BONDS (cost $738,523,373)				748,544,983

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust, Series 2005-64CB, Class 1A15
5.500%	12/25/35		1,103	1,083,899
Series 2006-11CB, Class 1A1
6.000%	05/25/36		1,258	1,019,533
Series 2006-25CB, Class A2
6.000%	10/25/36		1,104	970,877
Bellemeade Re II Ltd. (Bermuda), Series 2016-1A, Class M2A, 144A^(g)
5.716%(c)	04/25/26		1,506	1,522,810
Series 2016-1A, Class M2B, 144A^(g)
7.716%(c)	04/25/26		6,032	6,144,414
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M1
2.166%(c)	05/25/24		409	410,276
Series 2014-C04, Class 2M2
6.216%(c)	11/25/24		4,387	4,945,194
Series 2015-C01, Class 1M2
5.516%(c)	02/25/25		3,106	3,379,128
Series 2015-C01, Class 2M2
5.766%(c)	02/25/25		2,628	2,838,485
Series 2015-C02, Class 1M2
5.216%(c)	05/25/25		2,152	2,324,161
Series 2015-C02, Class 2M2
5.216%(c)	05/25/25		4,352	4,660,431
Series 2015-C03, Class 1M2
6.216%(c)	07/25/25		1,547	1,724,819
Series 2015-C03, Class 2M1
2.716%(c)	07/25/25		25	24,867
Series 2015-C03, Class 2M2
6.216%(c)	07/25/25		6,705	7,436,244
Series 2015-C04, Class 2M1
2.916%(c)	04/25/28		1,117	1,120,155
Series 2015-C04, Class 2M2
6.766%(c)	04/25/28		2,400	2,701,564
Series 2016-C01, Class 1M2
7.966%(c)	08/25/28		2,892	3,504,975
Series 2016-C01, Class 2M2
8.166%(c)	08/25/28		818	982,782
Series 2016-C02, Class 1M2
7.216%(c)	09/25/28		2,647	3,097,456
Series 2016-C03, Class 1M2
6.516%(c)	10/25/28		432	499,108
Series 2016-C03, Class 2M2
7.116%(c)	10/25/28		2,731	3,185,219
Series 2016-C04, Class 1M2
5.466%(c)	01/25/29		1,227	1,354,449
Series 2016-C05, Class 2M2
5.666%(c)	01/25/29		3,299	3,638,039
Series 2016-C07, Class 2M2
5.566%(c)	04/25/29		1,043	1,144,538

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C02, Class 2M2
4.866%(c)	09/25/29		1,284	$1,362,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M1
2.666%(c)	09/25/24		179	179,957
Series 2015-DN1, Class M3
5.366%(c)	01/25/25		2,965	3,216,282
Series 2015-DNA2, Class M2
3.816%(c)	12/25/27		1,221	1,251,302
Series 2015-DNA3, Class M3
5.916%(c)	04/25/28		684	787,516
Series 2015-HQ1, Class M2
3.416%(c)	03/25/25		1,444	1,460,419
Series 2015-HQA1, Class M2
3.866%(c)	03/25/28		1,872	1,919,194
Series 2015-HQA2, Class M2
4.016%(c)	05/25/28		2,411	2,495,761
Series 2015-HQA2, Class M3
6.016%(c)	05/25/28		498	575,506
Series 2016-DNA1, Class M2
4.116%(c)	07/25/28		1,141	1,187,805
Series 2016-DNA2, Class M3
5.866%(c)	10/25/28		1,114	1,257,091
Series 2016-DNA3, Class M2
3.216%(c)	12/25/28		713	730,809
Series 2016-DNA4, Class M2
2.516%(c)	03/25/29		634	641,183
Series 2016-HQA1, Class M3
7.566%(c)	09/25/28		1,182	1,453,529
Series 2017-DNA2, Class M2
4.666%(c)	10/25/29		1,969	2,079,577
JPMorgan Madison Avenue Securities Trust Series, Series 2014-CH1, Class M2, 144A(g)
5.466%(c)	11/25/24		1,196	1,304,573
Series 2015-CH1, Class M1, 144A(g)
3.216%(c)	10/25/25		720	727,983

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $78,228,794)				82,344,764

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Federal National Mortgage Assoc.
3.500%	TBA	(t)	16,640	17,090,450
4.000%	TBA	(t)	34,463	36,227,881

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $53,531,633)				53,318,331

U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Bonds
3.000%	11/15/45		19,159	19,733,023
5.375%	02/15/31		12,982	17,447,600
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		31,398	32,777,052
0.125%	04/15/20		8,195	8,569,322
0.250%	01/15/25		2,742	2,780,242
0.375%	07/15/25		16,422	16,804,205
U.S. Treasury Notes
1.125%	12/31/19	(h)	65,764	65,221,973

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS (continued)
1.125%	07/31/21			22,075	$21,516,238
1.250%	03/31/21			13,825	13,596,030
1.375%	04/30/20			59,803	59,534,365
1.625%	05/15/26			19,950	18,913,538
2.000%	08/31/21	(h)		7,077	7,139,200
2.000%	02/15/23			17,684	17,692,294
2.000%	11/15/26			7,820	7,625,110
2.250%	11/15/25			22,019	22,024,152
2.250%	02/15/27			22,180	22,076,907
2.375%	08/15/24			6,545	6,644,707
2.500%	05/15/24			36,567	37,465,451
2.625%	08/15/20			7,090	7,312,392

TOTAL U.S. TREASURY OBLIGATIONS (cost $406,271,626)					404,873,801

			Shares
PREFERRED STOCK — 0.1%
United States
Citigroup Capital XIII, 7.542% (cost $1,358,674)				53,000	1,376,940

TOTAL LONG-TERM INVESTMENTS (cost $1,713,872,055)					1,738,182,468

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS — 3.1%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)				40,310,887	40,310,887
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $12,679,241; includes $12,668,275 of cash collateral for securities on loan)(b)(w)				12,677,050	12,678,317

TOTAL AFFILIATED MUTUAL FUNDS (cost $52,990,128)					52,989,204

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options — 0.0%
Currency Option Brazilian Real vs United States Dollar,
expiring 08/18/17, Strike Price 3.25	JPMorgan Chase		BRL	55,575	124,154
Currency Option South African Rand vs United States Dollar,
expiring 07/06/17, Strike Price 13.25	Bank of America		ZAR	113,619	119,205

					243,359

Put Options — 0.0%
Currency Option South African Rand vs United States Dollar,

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 07/24/17, Strike Price 14.05	Deutsche Bank AG	ZAR	121,181	$20,148

TOTAL OPTIONS PURCHASED (cost $453,830)				263,507

TOTAL SHORT-TERM INVESTMENTS (cost $53,443,958)				53,252,711

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.0% (cost $1,767,316,013)				1,791,435,179

OPTIONS WRITTEN* — (0.1)%
Call Options — 0.0%
Currency Option Japanese Yen vs Canadian Dollar,
expiring 09/27/17, Strike Price 76.00	Goldman Sachs & Co.	JPY	1,708,480	(14,069)
Currency Option New Zealand Dollar vs Australian Dollar,
expiring 09/05/17, Strike Price 1.02	Morgan Stanley Credit Suisse	NZD	11,839	(26,736)
expiring 09/06/17, Strike Price 1.02	First Boston Corp.	NZD	11,787	(20,821)
Currency Option South Korean Won vs United States Dollar,
expiring 09/29/17, Strike Price 1,113.00	Deutsche Bank AG	KRW	4,785,900	(26,634)
expiring 09/29/17, Strike Price 1,113.00	Deutsche Bank AG	KRW	4,785,900	(26,634)

				(114,894)

Put Options — (0.1)%
Currency Option Brazilian Real vs United States Dollar,
expiring 08/18/17, Strike Price 3.65	JPMorgan Chase	BRL	62,415	(48,567)
Currency Option Canadian Dollar vs New Zealand Dollar,
expiring 09/11/17, Strike Price 0.99	JPMorgan Chase	CAD	11,781	(22,435)
expiring 09/12/17, Strike Price 0.99	JPMorgan Chase	CAD	11,781	(22,890)
Currency Option Japanese Yen vs Australian Dollar,
expiring 11/01/17, Strike Price 84.80	JPMorgan Chase	JPY	973,080	(266,409)
Currency Option Mexican Peso vs Canadian Dollar,
expiring 08/04/17, Strike Price 14.68	Credit Suisse First Boston Corp.	MXN	171,756	(24,957)
expiring 08/04/17, Strike Price 14.68	JPMorgan Chase	MXN	171,756	(24,957)
Currency Option Mexican Peso vs United States Dollar,
expiring 11/09/17, Strike Price 21.07	Citigroup Global Markets	MXN	179,095	(39,868)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
Currency Option New Zealand Dollar vs Australian Dollar,
expiring 09/14/17, Strike Price 1.15	JPMorgan Chase	NZD	12,650	$(741)
Currency Option Norwegian Krone vs Australian Dollar,
expiring 12/21/17, Strike Price 6.70	Deutsche Bank AG	NOK	38,190	(33,916)
Currency Option Norwegian Krone vs Euro,
expiring 07/13/17, Strike Price 9.59	Citigroup Global Markets	NOK	73,874	(32,656)
Currency Option Russian Ruble vs United States Dollar,
expiring 11/09/17, Strike Price 65.00	Deutsche Bank AG	RUB	276,250	(64,583)
expiring 11/09/17, Strike Price 65.00	JPMorgan Chase	RUB	276,250	(64,583)
Currency Option South African Rand vs United States Dollar,
expiring 07/06/17, Strike Price 14.75	Bank of America	ZAR	126,481	(19)
expiring 07/24/17, Strike Price 14.05	JPMorgan Chase	ZAR	121,181	(20,147)
Currency Option South Korean Won vs Japanese Yen,
expiring 07/06/17, Strike Price 10.49	Goldman Sachs & Co.	KRW	19,923,210	(3,738)
Currency Option Swedish Krona vs Euro,
expiring 07/27/17, Strike Price 9.85	Goldman Sachs & Co.	SEK	75,314	(10,260)
expiring 08/28/17, Strike Price 9.92	JPMorgan Chase	SEK	75,640	(14,030)
expiring 08/29/17, Strike Price 9.92	Goldman Sachs & Co.	SEK	75,628	(14,523)
expiring 09/27/17, Strike Price 9.93	JPMorgan Chase	SEK	75,992	(23,830)
Currency Option Swedish Krona vs United States Dollar,
expiring 11/16/17, Strike Price 9.06	JPMorgan Chase	SEK	154,541	(45,104)
Currency Option Swiss Franc vs Australian Dollar,
expiring 12/15/17, Strike Price 0.76	Deutsche Bank AG	CHF	8,588	(67,717)
Currency Option Turkish Lira vs United States Dollar,
expiring 07/25/17, Strike Price 3.86	Deutsche Bank AG	TRY	16,598	(2,270)
expiring 09/21/17, Strike Price 4.10	JPMorgan Chase	TRY	17,220	(9,956)
expiring 12/20/17, Strike Price 4.30	JPMorgan Chase	TRY	18,060	(30,216)

				(888,372)

TOTAL OPTIONS WRITTEN (premiums received $2,240,704)				(1,003,266)

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.9% (cost $1,765,075,309)	$1,790,431,913
Liabilities in excess of other assets(z) — (4.9)%	(84,081,206)

NET ASSETS — 100.0%	$1,706,350,707

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,378,886 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,423,518; cash collateral of $12,668,275 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $11,022,622 is 0.6% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $51,103,000 is 3.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
19	10 Year Japanese Bonds	Sep. 2017	$25,390,487	$25,357,546	$(32,941)
161	10 Year U.S. Treasury Notes	Sep. 2017	20,362,117	20,210,531	(151,586)
40	20 Year U.S. Treasury Bonds	Sep. 2017	6,285,000	6,147,500	(137,500)
171	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	28,151,546	28,364,625	213,079

					(108,948)

Short Positions:
95	5 Year Euro-Bobl	Sep. 2017	14,431,391	14,290,038	141,353
839	5 Year U.S.Treasury Notes	Sep. 2017	99,253,125	98,864,352	388,773
48	10 Year Canadian Government Bonds	Sep. 2017	5,345,713	5,202,344	143,369
64	10 Year Euro-Bund	Sep. 2017	12,035,864	11,832,332	203,532
425	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	57,305,273	57,295,313	9,960
2	30 Year Euro Buxl	Sep. 2017	380,291	373,529	6,762
96	Euro-OAT	Sep. 2017	16,387,771	16,280,330	107,441

					1,001,190

					$892,242

Cash and foreign currency of $1,280,841 has been segregated with Morgan Stanley to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/24/17	Citigroup Global Markets	ARS	138,701	$8,315,984	$8,233,447	$(82,537)
Brazilian Real,
Expiring 07/05/17	Citigroup Global Markets	BRL	69,886	20,986,824	21,070,823	83,999
Expiring 07/05/17	Deutsche Bank AG	BRL	61,775	18,673,324	18,625,327	(47,997)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	8,111	2,451,797	2,445,495	(6,302)
British Pound,
Expiring 07/21/17	JPMorgan Chase	GBP	5,960	7,545,160	7,768,415	223,255
Expiring 07/21/17	JPMorgan Chase	GBP	4,694	6,006,948	6,117,540	110,592
Canadian Dollar,
Expiring 08/24/17	Credit Suisse First Boston Corp.	CAD	34,513	26,123,568	26,638,943	515,375

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi,
Expiring 07/18/17	BNP Paribas	CNH	226,931	$33,253,211	$33,420,148	$166,937
Expiring 08/16/17	Barclays Capital Group	CNH	117,211	17,186,298	17,224,191	37,893
Colombian Peso,
Expiring 07/14/17	Citigroup Global Markets	COP	5,304,900	1,807,462	1,736,891	(70,571)
Expiring 07/14/17	Citigroup Global Markets	COP	4,135,100	1,410,022	1,353,884	(56,138)
Euro,
Expiring 07/13/17	Bank of America	EUR	16,100	18,167,401	18,402,080	234,679
Expiring 07/13/17	Bank of New York Mellon	EUR	1,895	2,073,337	2,165,856	92,519
Expiring 07/13/17	Citigroup Global Markets	EUR	2,004	2,205,934	2,290,568	84,634
Expiring 07/13/17	Goldman Sachs & Co.	EUR	1,807	1,931,664	2,064,777	133,113
Expiring 07/13/17	Royal Bank of Scotland Group PLC	EUR	25,681	28,192,132	29,352,409	1,160,277
Expiring 07/13/17	Standard Chartered PLC	EUR	1,950	2,176,115	2,228,693	52,578
Indian Rupee,
Expiring 08/21/17	Citigroup Global Markets	INR	2,204,930	34,080,082	33,875,272	(204,810)
New Zealand Dollar,
Expiring 07/10/17	Australia and New Zealand Banking Group	NZD	866	592,261	634,695	42,434
Norwegian Krone,
Expiring 07/14/17	Credit Suisse First Boston Corp.	NOK	36,524	4,385,887	4,376,186	(9,701)
Polish Zloty,
Expiring 07/20/17	Hong Kong & Shanghai Bank	PLN	30,583	8,158,832	8,252,250	93,418
Expiring 07/20/17	Hong Kong & Shanghai Bank	PLN	24,896	6,649,516	6,717,684	68,168
Expiring 07/20/17	Hong Kong & Shanghai Bank	PLN	16,630	4,465,737	4,487,306	21,569
Russian Ruble,
Expiring 07/07/17	Deutsche Bank AG	RUB	188,951	3,139,000	3,199,005	60,005
South African Rand,
Expiring 07/26/17	JPMorgan Chase	ZAR	22,280	1,690,500	1,694,761	4,261
Swedish Krona,
Expiring 07/14/17	Bank of New York Mellon	SEK	5,880	679,573	698,482	18,909
Expiring 11/20/17	Credit Suisse First Boston Corp.	SEK	32,639	3,751,000	3,907,275	156,275
Turkish Lira,
Expiring 07/26/17	JPMorgan Chase	TRY	2,878	786,040	811,674	25,634
Expiring 08/18/17	Citigroup Global Markets	TRY	45,714	12,711,216	12,804,291	93,075
Expiring 08/18/17	Hong Kong & Shanghai Bank	TRY	15,443	4,319,268	4,325,649	6,381
Expiring 12/21/17	Credit Suisse First Boston Corp.	TRY	3,114	798,000	843,033	45,033

				$284,714,093	$287,767,050	3,052,957

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/10/17	Australia and New Zealand Banking Group	AUD	64,638	$48,809,459	$49,673,614	$(864,155)
Expiring 07/10/17	BNP Paribas	AUD	6,380	4,757,307	4,902,812	(145,505)
Brazilian Real,
Expiring 07/05/17	Citigroup Global Markets	BRL	69,886	21,125,121	21,070,823	54,298
Expiring 07/05/17	Deutsche Bank AG	BRL	61,775	18,656,406	18,625,328	31,078
Expiring 07/05/17	Goldman Sachs & Co.	BRL	8,111	2,458,634	2,445,495	13,139
Expiring 08/02/17	Citigroup Global Markets	BRL	69,886	20,862,775	20,937,530	(74,755)
Expiring 08/22/17	JPMorgan Chase	BRL	29,884	8,789,400	8,917,641	(128,241)
British Pound,
Expiring 07/21/17	Goldman Sachs & Co.	GBP	68,609	88,688,526	89,424,565	(736,039)
Canadian Dollar,
Expiring 08/24/17	Hong Kong & Shanghai Bank	CAD	167,250	126,205,716	129,093,521	(2,887,805)
Chinese Renminbi,
Expiring 07/18/17	Hong Kong & Shanghai Bank	CNH	345,031	49,957,380	50,812,808	(855,428)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 07/14/17	Citigroup Global Markets	COP	21,509,300	$7,347,327	$7,042,412	$304,915
Euro,
Expiring 07/13/17	Bank of New York Mellon	EUR	2,896	3,264,785	3,309,768	(44,983)
Expiring 07/13/17	Bank of New York Mellon	EUR	1,328	1,464,005	1,518,243	(54,238)
Expiring 07/13/17	Bank of New York Mellon	EUR	1,311	1,470,706	1,498,188	(27,482)
Expiring 07/13/17	Bank of New York Mellon	EUR	351	401,194	400,775	419
Expiring 07/13/17	Bank of New York Mellon	EUR	337	377,947	384,730	(6,783)
Expiring 07/13/17	Goldman Sachs & Co.	EUR	3,596	4,085,206	4,110,666	(25,460)
Expiring 07/13/17	Hong Kong & Shanghai Bank	EUR	1,096	1,228,629	1,252,745	(24,116)
Expiring 07/13/17	JPMorgan Chase	EUR	10,341	11,603,935	11,820,106	(216,171)
Expiring 07/13/17	JPMorgan Chase	EUR	2,677	3,004,295	3,060,058	(55,763)
Expiring 07/13/17	Royal Bank of Scotland Group PLC	EUR	271,378	288,833,636	310,181,410	(21,347,774)
Expiring 07/13/17	Standard Chartered PLC	EUR	1,397	1,576,796	1,596,877	(20,081)
Indian Rupee,
Expiring 08/22/17	Citigroup Global Markets	INR	1,078,518	16,607,274	16,567,646	39,628
Expiring 08/22/17	JPMorgan Chase	INR	1,116,401	17,195,236	17,149,583	45,653
Japanese Yen,
Expiring 07/14/17	Goldman Sachs & Co.	JPY	13,324,741	117,157,264	118,544,630	(1,387,366)
Mexican Peso,
Expiring 08/03/17	Hong Kong & Shanghai Bank	MXN	1,208,178	66,866,548	66,183,257	683,291
Expiring 08/03/17	JPMorgan Chase	MXN	32,506	1,773,268	1,780,629	(7,361)
New Taiwanese Dollar,
Expiring 07/28/17	JPMorgan Chase	TWD	784,339	25,898,599	25,808,211	90,388
New Zealand Dollar,
Expiring 07/10/17	Goldman Sachs & Co.	NZD	42,418	29,514,321	31,077,832	(1,563,511)
Norwegian Krone,
Expiring 07/14/17	Morgan Stanley	NOK	35,890	4,144,591	4,300,235	(155,644)
Polish Zloty,
Expiring 07/20/17	Goldman Sachs & Co.	PLN	75,637	19,457,820	20,409,017	(951,197)
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	188,951	3,139,000	3,199,005	(60,005)
Expiring 09/13/17	Bank of America	RUB	317,148	5,415,541	5,291,957	123,584
Expiring 09/13/17	Citigroup Global Markets	RUB	257,117	4,440,713	4,290,284	150,429
South African Rand,
Expiring 07/10/17	Bank of America	ZAR	90,685	6,603,361	6,918,758	(315,397)
Expiring 07/11/17	Citigroup Global Markets	ZAR	173,205	13,025,678	13,212,155	(186,477)
Expiring 07/26/17	JPMorgan Chase	ZAR	22,280	1,690,500	1,694,760	(4,260)
South Korean Won,
Expiring 07/27/17	Bank of America	KRW	19,153,654	17,005,517	16,747,755	257,762
Expiring 07/27/17	JPMorgan Chase	KRW	19,430,363	17,188,166	16,989,706	198,460
Swedish Krona,
Expiring 07/14/17	Hong Kong & Shanghai Bank	SEK	225,694	25,498,135	26,812,475	(1,314,340)
Expiring 07/14/17	Morgan Stanley	SEK	129,410	14,620,217	15,373,873	(753,656)
Expiring 11/20/17	JPMorgan Chase	SEK	32,639	3,751,000	3,907,284	(156,284)
Turkish Lira,
Expiring 07/26/17	Deutsche Bank AG	TRY	2,888	786,040	814,556	(28,516)
Expiring 08/18/17	Credit Suisse First Boston Corp.	TRY	59,960	16,771,017	16,794,669	(23,652)
Expiring 12/21/17	JPMorgan Chase	TRY	3,114	798,000	843,028	(45,028)

				$1,144,316,991	$1,176,791,420	(32,474,429)

						$(29,421,472)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
11/06/17	Buy	AUD	3,121	JPY	253,910	$123,784	JPMorgan Chase
12/19/17	Buy	AUD	2,712	CHF	1,975	(3,949)	Deutsche Bank AG
12/27/17	Buy	AUD	1,083	NOK	6,888	2,499	Deutsche Bank AG
08/08/17	Buy	CAD	2,516	MXN	35,402	3,366	Credit Suisse First Boston Corp.
08/08/17	Buy	CAD	2,457	MXN	34,513	6,893	JPMorgan Chase
09/14/17	Buy	CAD	2,408	NZD	2,499	30,490	Credit Suisse First Boston Corp.
12/19/17	Buy	CHF	1,975	AUD	2,712	3,986	Credit Suisse First Boston Corp.
07/13/17	Buy	EUR	29,230	GBP	25,505	176,096	Royal Bank of Scotland Group PLC
08/30/17	Buy	EUR	1,632	SEK	15,867	(20,278)	JPMorgan Chase
08/31/17	Buy	EUR	1,624	SEK	15,782	(18,858)	Goldman Sachs & Co.
11/06/17	Buy	JPY	253,914	AUD	3,121	(123,747)	JPMorgan Chase
08/08/17	Buy	MXN	34,513	CAD	2,457	(6,891)	JPMorgan Chase
08/08/17	Buy	MXN	35,402	CAD	2,516	(3,360)	JPMorgan Chase
12/27/17	Buy	NOK	6,888	AUD	1,083	(2,493)	Credit Suisse First Boston Corp.
07/10/17	Buy	NZD	11,418	CAD	10,766	62,299	JPMorgan Chase
09/14/17	Buy	NZD	2,499	CAD	2,408	(30,320)	JPMorgan Chase
07/13/17	Buy	SEK	174,552	EUR	17,959	208,098	Credit Suisse First Boston Corp.
08/30/17	Buy	SEK	15,868	EUR	1,632	20,307	Credit Suisse First Boston Corp.
08/31/17	Buy	SEK	15,782	EUR	1,624	18,878	Credit Suisse First Boston Corp.

						$446,800

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.S28.V1	06/20/22	1.000%	78,890	$1,256,535	$1,492,450	$235,915

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.BBB	05/11/63	3.000%	5,879	$(682,914)	$(363,598)	$(319,316)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	5,151	(598,452)	(386,626)	(211,826)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	2,633	(305,854)	(163,295)	(142,559)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%	1,292	(150,081)	(85,946)	(64,135)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	574	(66,688)	(45,935)	(20,753)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%	5,000	(158,422)	(105,789)	(52,633)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%	15,000	(1,742,425)	(822,389)	(920,036)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000%	11,150	(1,294,498)	(210,581)	(1,083,917)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	10,000	(1,161,617)	(549,442)	(612,175)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	(986,836)	(110,120)	(876,716)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	(766,250)	(107,510)	(658,740)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (continued):
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	$(696,591)	$(80,225)	$(616,366)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	1,896	(220,243)	(121,747)	(98,496)	Credit Suisse First Boston Corp.

				$(8,830,871)	$(3,153,203)	$(5,677,668)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	197,783	01/02/19	9.180%	Brazil Interbank Overnight Lending Rate(1)	$—	$(200,051)	$(200,051)
BRL	197,560	01/02/19	9.235%	Brazil Interbank Overnight Lending Rate(1)	—	(249,643)	(249,643)
BRL	84,442	01/04/21	10.165%	Brazil Interbank Overnight Lending Rate(2)	—	201,123	201,123
BRL	83,566	01/04/21	10.215%	Brazil Interbank Overnight Lending Rate(2)	—	242,394	242,394
EUR	1,200	02/08/47	1.426%	6 Month EURIBOR(1)	(31,553)	30,311	61,864
EUR	1,200	02/08/47	1.425%	6 Month EURIBOR(1)	(26,420)	30,657	57,077
EUR	1,200	02/08/47	1.298%	6 Month EURIBOR(2)	—	(74,511)	(74,511)
EUR	1,200	02/08/47	1.293%	6 Month EURIBOR(2)	—	(76,413)	(76,413)
GBP	37,950	05/21/18	0.780%	6 Month GBP LIBOR(2)	—	126,683	126,683
GBP	37,950	02/20/19	0.878%	6 Month GBP LIBOR(1)	—	(246,117)	(246,117)
GBP	5,280	01/09/22	0.981%	6 Month GBP LIBOR(1)	21,515	(23,028)	(44,543)
GBP	5,280	01/09/22	0.911%	6 Month GBP LIBOR(2)	828	(960)	(1,788)
GBP	4,910	02/28/24	1.251%	6 Month GBP LIBOR(2)	136,909	66,036	(70,873)
GBP	4,910	02/29/24	1.251%	6 Month GBP LIBOR(1)	122	(65,645)	(65,767)
MXN	136,969	06/22/20	6.770%	28 Day Mexican Interbank Rate(2)	—	5,370	5,370
MXN	50,282	06/14/27	7.090%	28 Day Mexican Interbank Rate(1)	—	19,557	19,557

					$101,401	$(214,237)	$(315,638)

Cash of $3,564,544 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$10,178,773	$—
Collateralized Loan Obligations	—	6,414,926	—
Consumer Loans	—	7,446,294	—
Commercial Mortgage-Backed Securities	—	34,531,509	—
Corporate Bonds
Australia	—	10,031,837	—
Bermuda	—	1,285,898	—
Brazil	—	18,416,769	—
Canada	—	4,297,321	—
China	—	4,491,139	—
France	—	13,407,221	—
Germany	—	120,019	—
India	—	3,368,073	—
Ireland	—	2,813,180	—
Israel	—	4,897,631	—
Italy	—	7,396,445	—
Japan	—	2,515,498	—
Kazakhstan	—	4,254,437	—
Kuwait	—	4,379,310	—
Mexico	—	3,409,421	—
Netherlands	—	13,805,728	—
Norway	—	1,641,564	—
Peru	—	180,619	—
South Africa	—	1,757,383	—
Spain	—	12,848,924	—
Sweden	—	6,197,717	—
Switzerland	—	22,915,383	—
United Arab Emirates	—	361,427	—
United Kingdom	—	58,282,796	1,711,662
United States	—	184,364,745	—
Foreign Government Bonds	—	748,544,983	—
Residential Mortgage-Backed Securities	—	74,677,540	7,667,224
U.S. Government Agency Obligations	—	53,318,331	—
U.S. Treasury Obligations	—	404,873,801	—
Preferred Stock
United States	1,376,940	—	—
Affiliated Mutual Funds	52,989,204	—	—
Options Purchased	—	263,507	—
Options Written	—	(1,003,266)	—
Other Financial Instruments*
Futures Contracts	892,242	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(29,421,472)	—
OTC Cross Currency Exchange Contracts	—	446,800	—
Centrally Cleared Credit Default Swap Agreement	—	235,915	—
OTC Credit Default Swap Agreements	—	(8,830,871)	—
Centrally Cleared Interest Rate Swap Agreements	—	(315,638)	—

Total	$55,258,386	$1,688,801,617	$9,378,886

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Foreign Government Bonds	43.9%
U.S. Treasury Obligations	23.8
Banks	8.9
Residential Mortgage-Backed Securities	4.8
U.S. Government Agency Obligations	3.1
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	3.1
Commercial Mortgage-Backed Securities	2.0
Telecommunications	1.6
Oil & Gas	1.1
Pharmaceuticals	1.1
Media	1.0
Pipelines	0.9
Insurance	0.9
Computers	0.7
Diversified Financial Services	0.6
Automobiles	0.6
Commercial Services	0.6
Electric	0.5
Chemicals	0.5
Healthcare-Services	0.5
Consumer Loans	0.4
Transportation	0.4
Mining	0.4
Collateralized Loan Obligations	0.4
Semiconductors	0.3
Iron/Steel	0.3

Leisure Time	0.3%
Building Materials	0.3
Auto Manufacturers	0.3
Savings & Loans	0.2
Agriculture	0.2
Foods	0.2
Real Estate Investment Trusts (REITs)	0.2
Trucking & Leasing	0.2
Entertainment	0.1
Forest Products & Paper	0.1
Software	0.1
Retail	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.0	*
Healthcare-Products	0.0	*
Options Purchased	0.0	*
Internet	0.0	*
Lodging	0.0	*

	105.0
Options Written	(0.1)
Liabilities in excess of other assets	(4.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$235,915	*	—	$—
Credit contracts	—	—		Premiums received for OTC swap agreements	3,153,203
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	5,677,668
Foreign exchange contracts	Unaffiliated investments	263,507		Options written outstanding, at value	1,003,266
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	656,696		Unrealized depreciation on OTC cross currency exchange contracts	209,896
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,524,057		Unrealized depreciation on OTC forward foreign currency exchange contracts	34,945,529
Interest rate contracts	Due from/to broker — variation margin futures	1,214,269	*	Due from/to broker — variation margin futures	322,027	*

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin swaps	$714,068	*	Due from/to broker — variation margin swaps	$1,029,706	*

Total		$8,608,512			$46,341,295

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$2,119,622	$2,119,622
Foreign exchange contracts	(1,304,022)	4,370,092	—	(9,041,190)	—	(5,975,120)
Interest rate contracts	(294,845)	2,461,005	(477,646)	—	(1,586,382)	102,132

Total	$(1,598,867)	$6,831,097	$(477,646)	$(9,041,190)	$533,240	$(3,753,366)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(4,765,656)	$(4,765,656)
Foreign exchange contracts	(180,045)	1,113,444	—	(42,144,642)	—	(41,211,243)
Interest rate contracts	292,414	(242,740)	777,623	—	(96,529)	730,768

Total	$112,369	$870,704	$777,623	$(42,144,642)	$(4,862,185)	$(45,246,131)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements — Sell Protection(4)	Interest Rate Swap Agreements(4)
$721,258	$345,299,003	$55,302,616	$105,388,402	$252,307,671	$1,062,576,599	$39,222,421	$148,565,000	$202,947,402

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$12,423,518	$(12,423,518)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Australia and New Zealand Banking Group	$42,434	$(42,434)	$—	$—
Bank of America	735,230	(375,421)	(359,809)	—
Bank of New York Mellon	111,847	(111,847)	—	—
Barclays Capital Group	37,893	—	—	37,893
BNP Paribas	166,937	(145,505)	—	21,432
Citigroup Global Markets	810,978	(747,812)	—	63,166
Credit Suisse First Boston Corp.	1,001,808	(607,721)	—	394,087
Deutsche Bank AG	113,730	(113,730)	—	—
Goldman Sachs & Co.	146,252	(146,252)	—	—
Hong Kong & Shanghai Bank	872,827	(872,827)	—	—
JPMorgan Chase	1,015,373	(1,015,373)	—	—
Morgan Stanley	—	—	—	—
Royal Bank of Scotland Group PLC	1,336,373	(1,336,373)	—	—
Standard Chartered PLC	52,578	(20,081)	—	32,497

	$6,444,260

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Australia and New Zealand Banking Group	$(864,155)	$42,434	$—	$(821,721)
Bank of America	(375,421)	375,421	—	—
Bank of New York Mellon	(133,486)	111,847	—	(21,639)
Barclays Capital Group	—	—	—	—
BNP Paribas	(145,505)	145,505	—	—
Citigroup Global Markets	(747,812)	747,812	—	—
Credit Suisse First Boston Corp.	(607,721)	607,721	—	—
Deutsche Bank AG	(1,958,773)	113,730	1,719,544	(125,499)
Goldman Sachs & Co.	(7,635,365)	146,252	3,163,698	(4,325,415)
Hong Kong & Shanghai Bank	(5,081,689)	872,827	—	(4,208,862)
JPMorgan Chase	(1,391,569)	1,015,373	—	(376,196)
Morgan Stanley	(4,680,211)	—	4,472,482	(207,729)
Royal Bank of Scotland Group PLC	(21,347,774)	1,336,373		(20,011,401)
Standard Chartered PLC	(20,081)	20,081	—	—

	$(44,989,562)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AB GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $12,423,518:
Unaffiliated investments (cost $1,714,325,885)	$1,738,445,975
Affiliated investments (cost $52,990,128)	52,989,204
Cash	15,175
Foreign currency, at value (cost $5,529,889)	5,581,685
Deposit with broker for futures	1,280,841
Dividends and interest receivable	12,518,268
Unrealized appreciation on OTC forward foreign currency contracts	5,524,057
Deposit with broker for centrally cleared swaps	3,564,544
Receivable for investments sold	2,352,904
Unrealized appreciation on OTC cross currency exchange contracts	656,696
Due from broker-variation margin swaps	192,646
Due from broker-variation margin futures	151,358
Tax reclaim receivable	55,391
Cash segregated for Counterparty—OTC	30,876
Receivable from manager	16,418
Receivable for fund share sold	16,147
Prepaid expenses	1,469

Total Assets	1,823,393,654

LIABILITIES:
Payable for investments purchased	58,283,483
Unrealized depreciation on OTC forward foreign currency contracts	34,945,529
Payable to broker for collateral for securities on loan	12,668,275
Unrealized depreciation on OTC swap agreements	5,677,668
Premiums received for OTC swap agreements	3,153,203
Options written outstanding, at value (premiums received $2,240,704)	1,003,266
Cash segregated from Counterparty—OTC	515,000
Management fees payable	352,519
Unrealized depreciation on OTC cross currency exchange contracts	209,896
Accrued expenses and other liabilities	186,790
Distribution fee payable	46,943
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	10

Total Liabilities	117,042,947

NET ASSETS	$1,706,350,707

Net assets were comprised of:
Paid-in capital	$1,619,015,702
Retained earnings	87,335,005

Net assets, June 30, 2017	$1,706,350,707

Net asset value and redemption price per share, $1,706,350,707 / 158,193,593 outstanding shares of beneficial interest	$10.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $187,484 foreign withholding tax)	$24,011,467
Affiliated dividend income	166,706
Income from securities lending, net (including affiliated income of $26,954)	34,168

24,212,341

EXPENSES
Management fees	5,091,685
Distribution fee	2,055,255
Custodian and accounting fees	192,000
Audit fee	28,000
Trustees’ fees	11,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	14,193

Total expenses	7,407,133

NET INVESTMENT INCOME (LOSS)	16,805,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,168))	2,882,598
Futures transactions	(477,646)
Options written transactions	6,831,097
Swap agreements transactions	533,240
Foreign currency transactions	(5,670,320)

4,098,969

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(43))	53,482,973
Futures	777,623
Options written	870,704
Swap agreements	(4,862,185)
Foreign currencies	(41,953,535)

8,315,580

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	12,414,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,219,757

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,805,208	$20,898,316
Net realized gain (loss) on investment and foreign currency transactions	4,098,969	35,953,635
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,315,580	3,108,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,219,757	59,960,275

FUND SHARE TRANSACTIONS:
Fund share sold [42,170,377 and 26,007,033 shares, respectively]	447,807,870	271,098,222
Fund share repurchased [6,521,934 and 15,688,312 shares, respectively]	(69,651,775)	(162,930,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	378,156,095	108,167,867

TOTAL INCREASE (DECREASE) IN NET ASSETS	407,375,852	168,128,142
NET ASSETS:
Beginning of period	1,298,974,855	1,130,846,713

End of period	$1,706,350,707	$1,298,974,855

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.2%
UNAFFILIATED EXCHANGE TRADED FUNDS	Shares	Value
Alerian MLP ETF(a)	130,092	$1,555,900
iShares 0-5 Year High Yield Corporate Bond ETF	54,238	2,595,831
iShares 10+ Year Credit Bond ETF	44,766	2,759,376
iShares 1-3 Year Credit Bond ETF	72,910	7,678,152
iShares CMBS ETF	22,945	1,179,373
iShares Core Dividend Growth ETF(a)	18,892	591,697
iShares Core High Dividend ETF	18,680	1,552,868
iShares Emerging Markets Dividend ETF	19,875	798,379
iShares Europe ETF	22,522	998,175
iShares Floating Rate Bond ETF	23,456	1,194,380
iShares iBoxx $ High Yield Corporate Bond ETF(a)	108,275	9,570,428
iShares Intermediate Credit Bond ETF	14,441	1,585,333
iShares International Developed Real Estate ETF	20,776	591,700
iShares International Select Dividend ETF(a)	61,188	2,002,071
iShares U.S. Preferred Stock ETF	101,562	3,978,184
iShares U.S. Real Estate ETF	7,380	588,703

TOTAL LONG-TERM INVESTMENTS (cost $37,940,559)		39,220,550

SHORT-TERM INVESTMENTS — 26.8%
AFFILIATED MUTUAL FUNDS — 26.7%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	557,691	557,691
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $10,108,938; includes $10,101,184 of cash collateral for securities on loan)(b)(w)	10,107,627	10,108,638

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,666,629)		10,666,329

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Put Options — 0.1%
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $2,300.00	4	6,628
expiring 10/31/17, Strike Price $2,300.00	2	6,090
expiring 10/31/17, Strike Price $2,350.00	2	8,020

TOTAL OPTIONS PURCHASED (cost $24,259)		20,738

TOTAL SHORT-TERM INVESTMENTS (cost $10,690,888)		10,687,067

Value
TOTAL INVESTMENTS — 125.0% (cost $48,631,447)	$49,907,617
Liabilities in excess of other assets(z) — (25.0)%	(9,992,848)

NET ASSETS — 100.0%	$39,914,769

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,914,904; cash collateral of $10,101,184 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolio 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
1	S&P 500 E-Mini Index	Sep. 2017	$121,318	$121,045	$(273)

Short Positions:
20	2 Year U.S. Treasury Notes	Sep. 2017	4,325,498	4,322,187	3,311
22	5 Year U.S. Treasury Notes	Sep. 2017	2,599,392	2,592,391	7,001
4	10 Year U.S. Treasury Notes	Sep. 2017	503,463	502,125	1,338
4	20 Year U.S. Treasury Bonds	Sep. 2017	610,743	614,750	(4,007)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	979,290	995,250	(15,960)
7	Euro Currency	Sep. 2017	992,213	1,003,362	(11,149)

					(19,466)

					$(19,739)

Cash of $85,060 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$39,220,550	$—	$—
Affiliated Mutual Funds	10,666,329	—	—
Options Purchased	20,738	—	—
Other Financial Instruments*
Futures Contracts	(19,739)	—	—

Total	$49,887,878	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Exchange Traded Funds	98.2%
Affiliated Mutual Funds (25.3% represents investments purchased with collateral from securities on loan)	26.7

Options Purchased	0.1%

125.0
Liabilities in excess of other assets	(25.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging	Asset Derivatives			Liability Derivatives
instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$273	*
Equity contracts	Unaffiliated investments	20,738		—	—
Foreign exchange contracts	—	—		Due from/to broker — variation margin futures	11,149	*
Interest rate contracts	Due from/to broker — variation margin futures	11,650	*	Due from/to broker — variation margin futures	19,967	*

Total		$32,388			$31,389

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Total
Equity contracts	$(40,181)	$26,796	$(13,385)
Foreign exchange contracts	—	(12,626)	(12,626)
Interest rate contracts	—	(46,812)	(46,812)

Total	$(40,181)	$(32,642)	$(72,823)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Total
Equity contracts	$(3,521)	$(8,023)	$(11,544)
Foreign exchange contracts	—	(13,774)	(13,774)
Interest rate contracts	—	(24,354)	(24,354)

Total	$(3,521)	$(46,151)	$(49,672)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)
$18,975	$4,292,478	$8,757,480

(1)	Cost.

(2)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$9,914,904	$(9,914,904)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $9,914,904:
Unaffiliated investments (cost $37,964,818)	$39,241,288
Affiliated investments (cost $10,666,629)	10,666,329
Foreign currency, at value (cost $32,964)	35,330
Deposit with broker for futures	85,060
Dividends receivable	14,118
Due from broker-variation margin futures	13,754
Receivable for fund share sold	6,372
Prepaid expenses	77

Total Assets	50,062,328

LIABILITIES:
Payable to broker for collateral for securities on loan	10,101,184
Accrued expenses and other liabilities	41,008
Management fees payable	3,909
Distribution fee payable	1,093
Affiliated transfer agent fee payable	365

Total Liabilities	10,147,559

NET ASSETS	$39,914,769

Net assets were comprised of:
Paid-in capital	$37,485,869
Retained earnings	2,428,900

Net assets, June 30, 2017	$39,914,769

Net asset value and redemption price per share, $39,914,769 / 3,741,668 outstanding shares of beneficial interest	$10.67

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$587,528
Income from securities lending, net (including affiliated income of $7,925)	35,687
Affiliated dividend income	3,136

626,351

EXPENSES
Management fees	145,546
Distribution fee	46,500
Custodian and accounting fees	24,000
Audit fee	15,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	41
Miscellaneous	3,892

Total expenses	250,979
Less: management fee waivers and/or expense reimbursement	(102,090)

Net expenses	148,889

NET INVESTMENT INCOME (LOSS)	477,462

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(642))	5,578
Futures transactions	(32,642)
Foreign currency transactions	2,395

(24,669)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(300))	1,022,711
Futures	(46,151)
Foreign currencies	3,294

979,854

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	955,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,432,647

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$477,462	$949,379
Net realized gain (loss) on investment and foreign currency transactions	(24,669)	(527,003)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	979,854	1,812,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,432,647	2,234,913

FUND SHARE TRANSACTIONS:
Fund share sold [487,573 and 1,229,332 shares, respectively]	5,128,147	12,127,924
Fund share repurchased [214,470 and 591,063 shares, respectively]	(2,240,099)	(5,952,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,888,048	6,175,855

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,320,695	8,410,768
NET ASSETS:
Beginning of period	35,594,074	27,183,306

End of period	$39,914,769	$35,594,074

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 35.4%
UNAFFILIATED EXCHANGE TRADED FUNDS — 10.8%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF(a)	8,600	$760,153
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,963	477,581
iShares JP Morgan USD Emerging Markets Bond ETF	3,304	377,845
iShares MSCI Canada ETF	2,186	58,497
iShares U.S. Real Estate ETF	4,834	385,608

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $2,025,931)		2,059,684

UNAFFILIATED FUND — 3.1%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $622,718)	113,154	597,454

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 16.3%
Australia Government Bond (Australia), Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	14	15,131
Bundesrepublik Deutschland (Germany), Bonds
2.500%	08/15/46	EUR	125	186,195
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany), Bonds, TIPS
0.750%	04/15/18	EUR	29	35,965
Canadian Government Bond (Canada), Bonds
1.500%	06/01/26	CAD	200	151,664
Canadian Government Real Return Bond (Canada), Bonds
1.250%	12/01/47	CAD	21	20,315
Deutsche Bundesrepublik Inflation Linked Bond (Germany), Bonds
0.100%	04/15/46	EUR	8	10,298
Bonds, TIPS
0.100%	04/15/23	EUR	10	12,778
French Republic Government Bond OAT (France), Bonds, TIPS
0.250%	07/25/24	EUR	108	137,191
1.800%	07/25/40	EUR	8	14,999
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS
2.100%	09/15/21	EUR	7	9,622
2.350%	09/15/19	EUR	7	9,567
2.550%	09/15/41	EUR	24	34,489
3.100%	09/15/26	EUR	7	10,176
Japan Government Thirty Year Bond (Japan), Sr. Unsec’d. Notes
0.800%	03/20/47	JPY	59,000	519,132
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes
1.600%	03/20/32	JPY	3,800	40,054
Japanese Government CPI Linked Bond (Japan),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes
0.100%	03/10/27	JPY	3,000	$28,017
Kingdom of Belgium Government Bond (Belgium), Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	210	278,228
Mexican Bonos (Mexico), Bonds
6.500%	06/10/21	MXN	3,000	164,658
New Zealand Government Bond (New Zealand),
2.000%	09/20/25	NZD	15	11,713
Poland Government Bond (Poland), Bonds
2.500%	07/25/26	PLN	200	50,992
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A
5.850%	01/31/22	EUR	500	717,695
Spain Government Inflation Linked Bond (Spain), Sr. Unsec’d. Notes, 144A
1.000%	11/30/30	EUR	12	14,289
Sweden Inflation Linked Bond (Sweden), Bonds
1.000%	06/01/25	SEK	80	11,568
United Kingdom Gilt (United Kingdom), Unsec’d. Notes
3.500%	01/22/45	GBP	122	213,186
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds
0.125%	03/22/24	GBP	15	25,204
0.250%	03/22/52	GBP	11	29,024
Bonds, TIPS
0.125%	03/22/44	GBP	35	78,557
0.125%	11/22/65	GBP	34	101,577
0.750%	03/22/34	GBP	63	138,880
Sr. Unsec’d. Notes
0.125%	03/22/29	GBP	30	55,002

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,055,451)				3,126,166

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal National Mortgage Assoc.(t)
2.500%	TBA		35	35,182
3.000%	TBA		58	57,922
3.500%	TBA		66	67,787
4.000%	TBA		32	33,639
Government National Mortgage Assoc.(t)
3.500%	TBA		69	71,469

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $267,240)				265,999

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds
2.500%	02/15/45		350	326,635
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		240	242,749
0.125%	07/15/26		37	36,403
0.750%	02/15/42		80	82,360

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
0.750%	02/15/45	43	$41,871

TOTAL U.S. TREASURY OBLIGATIONS (cost $719,930)			730,018

TOTAL LONG-TERM INVESTMENTS (cost $6,691,270)			6,779,321

		Shares
SHORT-TERM INVESTMENTS — 69.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)		12,563,702	12,563,702
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $694,014; includes $693,355 of cash collateral for securities on loan)(b)(w)		693,945	694,014

TOTAL SHORT-TERM INVESTMENTS (cost $13,257,716)			13,257,716

TOTAL INVESTMENTS — 104.6% (cost $19,948,986)			20,037,037
Liabilities in excess of other assets(z) — (4.6)%			(880,375)

NET ASSETS — 100.0%			$19,156,662

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $680,603; cash collateral of $693,355 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $260,000 is 1.4% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2017	$432,766	$432,219	$(547)
10	3 Year Australian Treasury Bonds	Sep. 2017	2,355,233	2,348,286	(6,947)
4	5 Year Euro-Bobl	Sep. 2017	606,837	601,686	(5,151)
14	5 Year U.S. Treasury Notes	Sep. 2017	1,652,070	1,649,703	(2,367)
2	10 Year Australian Treasury Bonds	Sep. 2017	1,549,664	1,545,694	(3,970)
1	10 Year Euro-Bund	Sep. 2017	188,387	184,880	(3,507)
9	10 Year Mini Japanese Government Bonds	Sep. 2017	1,206,268	1,202,107	(4,161)
2	10 Year U.K. Gilt	Sep. 2017	334,027	327,099	(6,928)
4	10 Year U.S. Treasury Notes	Sep. 2017	502,984	502,126	(858)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2017	405,953	404,438	(1,515)
6	20 Year U.S. Treasury Bonds	Sep. 2017	915,781	922,125	6,344
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	165,112	165,875	763
1	Euro Schatz. DUA Index	Sep. 2017	128,121	127,750	(371)
1	Euro-BTP Italian Government Bond	Sep. 2017	152,909	154,350	1,441
5	Euro-OAT	Sep. 2017	857,645	847,934	(9,711)
13	Mini MSCI EAFE Index	Sep. 2017	1,224,847	1,228,240	3,393
4	Mini MSCI Emerging Markets Index	Sep. 2017	199,868	201,659	1,791
4	S&P 500 E-Mini Index	Sep. 2017	485,960	484,180	(1,780)
12	Short-Term Euro-BTP Italian Government Bond	Sep. 2017	1,540,672	1,544,373	3,701

					$(30,380)

Cash and foreign currency of $169,283 has been segregated with JPMorgan Chase to cover requirement for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/24/17	Citigroup Global Markets	AUD	104	$78,889	$79,906	$(1,017)
Expiring 07/24/17	Citigroup Global Markets	AUD	23	17,447	17,672	(225)
British Pound,
Expiring 07/24/17	Standard Chartered PLC	GBP	314	400,730	409,308	(8,578)
Expiring 07/24/17	Standard Chartered PLC	GBP	168	214,403	218,992	(4,589)
Expiring 07/24/17	Standard Chartered PLC	GBP	157	200,365	204,654	(4,289)
Expiring 07/24/17	Standard Chartered PLC	GBP	14	17,571	17,597	(26)
Expiring 07/24/17	Standard Chartered PLC	GBP	11	14,271	14,338	(67)
Expiring 07/24/17	Standard Chartered PLC	GBP	8	10,741	10,950	(209)
Expiring 07/24/17	Standard Chartered PLC	GBP	2	2,638	2,689	(51)
Expiring 07/24/17	Standard Chartered PLC	GBP	2	2,685	2,738	(53)
Canadian Dollar,
Expiring 07/24/17	Citigroup Global Markets	CAD	200	151,062	154,302	(3,240)
Expiring 07/24/17	Citigroup Global Markets	CAD	78	58,914	60,178	(1,264)
Expiring 07/24/17	Citigroup Global Markets	CAD	22	16,617	16,973	(356)
Expiring 07/24/17	Citigroup Global Markets	CAD	3	1,925	1,929	(4)
Danish Krone,
Expiring 07/24/17	Credit Suisse First Boston Corp.	DKK	132	19,947	20,304	(357)
Euro,
Expiring 07/24/17	Barclays Capital Group	EUR	1,095	1,230,474	1,252,345	(21,871)
Expiring 07/24/17	Barclays Capital Group	EUR	323	362,962	369,414	(6,452)
Expiring 07/24/17	Barclays Capital Group	EUR	245	275,311	280,205	(4,894)
Expiring 07/24/17	Barclays Capital Group	EUR	27	30,268	30,880	(612)
Expiring 07/24/17	Barclays Capital Group	EUR	11	12,059	12,352	(293)
Expiring 07/24/17	Barclays Capital Group	EUR	5	5,140	5,147	(7)
Japanese Yen,
Expiring 07/24/17	Citigroup Global Markets	JPY	59,786	546,790	532,134	14,656
Expiring 07/24/17	Citigroup Global Markets	JPY	28,999	265,218	258,110	7,108
Expiring 07/24/17	Citigroup Global Markets	JPY	4,500	40,492	40,053	439
Expiring 07/24/17	Citigroup Global Markets	JPY	3,138	28,699	27,930	769
Expiring 07/24/17	Citigroup Global Markets	JPY	2,916	26,332	25,955	377
Mexican Peso,
Expiring 07/24/17	Standard Chartered PLC	MXN	3,044	168,770	167,023	1,747
New Zealand Dollar,
Expiring 07/24/17	Credit Suisse First Boston Corp.	NZD	17	12,395	12,451	(56)
Norwegian Krone,
Expiring 07/24/17	Barclays Capital Group	NOK	59	7,009	7,071	(62)
Polish Zloty,
Expiring 07/24/17	Citigroup Global Markets	PLN	186	50,110	50,188	(78)
Singapore Dollar,
Expiring 07/24/17	Citigroup Global Markets	SGD	20	14,551	14,533	18
Swedish Krona,
Expiring 07/24/17	Citigroup Global Markets	SEK	287	33,098	34,117	(1,019)
Expiring 07/24/17	Citigroup Global Markets	SEK	101	11,648	12,006	(358)
Swiss Franc,
Expiring 07/24/17	Credit Suisse First Boston Corp.	CHF	98	101,068	102,369	(1,301)

				$4,430,599	$4,466,813	$(36,214)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$2,059,684	$—	$—
Unaffiliated Fund	597,454	—	—
Foreign Government Bonds	—	3,126,166	—
U.S. Government Agency Obligations	—	265,999	—
U.S. Treasury Obligations	—	730,018	—
Affiliated Mutual Funds	13,257,716	—	—
Other Financial Instruments*
Futures Contracts	(30,380)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(36,214)	—

Total	$15,884,474	$4,085,969	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	69.2%
Foreign Government Bonds	16.3
Unaffiliated Exchange Traded Funds	10.8
U.S. Treasury Obligations	3.8
Unaffiliated Fund	3.1

U.S. Government Agency Obligations	1.4%

104.6
Liabilities in excess of other assets	(4.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$5,184	*	Due from/to broker — variation margin futures	$1,780	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	25,114		Unrealized depreciation on OTC forward foreign currency exchange contracts	61,328
Interest rate contracts	Due from/to broker — variation margin futures	12,249	*	Due from/to broker — variation margin futures	46,033	*

Total		$42,547			$109,141

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Equity contracts	$766,599	$—	$766,599
Foreign exchange contracts	—	(210,807)	(210,807)
Interest rate contracts	94,317	—	94,317

Total	$860,916	$(210,807)	$650,109

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$49,058	$—	$49,058
Foreign exchange contracts	—	(109,013)	(109,013)
Interest rate contracts	(50,239)	—	(50,239)

Total	$(1,181)	$(109,013)	$(110,194)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)
$14,197,046	$751,774	$1,053,190	$5,428,416

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$680,603	$(680,603)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Citigroup Global Markets	23,367	(7,561)	—	15,806
Credit Suisse First Boston Corp.	—	—	—	—
Standard Chartered PLC	1,747	(1,747)	—	—

	$25,114

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Barclays Capital Group	$(34,191)	$—	$—	$(34,191)
Citigroup Global Markets	(7,561)	7,561	—	—
Credit Suisse First Boston Corp.	(1,714)	—	—	(1,714)
Standard Chartered PLC	(17,862)	1,747	—	(16,115)

	$(61,328)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $680,603:
Affiliated investments (cost $13,257,716)	$13,257,716
Unaffiliated investments (cost $6,691,270)	6,779,321
Foreign currency, at value (cost $15,639)	15,757
Deposit with broker for futures	169,283
Dividends and interest receivable	29,984
Unrealized appreciation on OTC forward foreign currency contracts	25,114
Tax reclaim receivable	321
Receivable from manager	91
Receivable for fund share sold	91
Prepaid expenses	69

Total Assets	20,277,747

LIABILITIES:
Payable to broker for collateral for securities on loan	693,355
Payable for investments purchased	298,739
Unrealized depreciation on OTC forward foreign currency contracts	61,328
Accrued expenses and other liabilities	41,520
Due to broker-variation margin futures	13,312
Management fees payable	7,000
Payable for fund share repurchased	4,940
Distribution fee payable	526
Affiliated transfer agent fee payable	365

Total Liabilities	1,121,085

NET ASSETS	$19,156,662

Net assets were comprised of:
Paid-in capital	$17,643,099
Retained earnings	1,513,563

Net assets, June 30, 2017	$19,156,662

Net asset value and redemption price per share, $19,156,662 / 1,709,066 outstanding shares of beneficial interest	$11.21

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$94,151
Interest income	40,579
Affiliated dividend income	24,027
Income from securities lending, net (including affiliated income of $137)	5,148

163,905

EXPENSES
Management fees	77,384
Distribution fee	20,581
Custodian and accounting fees	26,000
Audit fee	21,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	4,537

Total expenses	165,502
Less: management fee waivers and/or expense reimbursement	(69,384)

Net expenses	96,118

NET INVESTMENT INCOME (LOSS)	67,787

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(1))	86,438
Futures transactions	860,916
Foreign currency transactions	(184,699)

762,655

Net change in unrealized appreciation (depreciation) on:
Investments	194,630
Futures	(1,181)
Foreign currencies	(107,794)

85,655

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	848,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$916,097

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$67,787	$97,025
Net realized gain (loss) on investment and foreign currency transactions	762,655	638,421
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	85,655	79,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	916,097	814,979

FUND SHARE TRANSACTIONS:
Fund share sold [453,054 and 698,462 shares, respectively]	4,972,177	7,192,820
Fund share repurchased [20,059 and 140,485 shares, respectively]	(222,656)	(1,437,416)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,749,521	5,755,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,665,618	6,570,383
NET ASSETS:
Beginning of period	13,491,044	6,920,661

End of period	$19,156,662	$13,491,044

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 34.8%	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	320	$63,280

Airlines — 0.7%
Alaska Air Group, Inc.	640	57,446

Auto Components — 0.7%
Lear Corp.	420	59,674

Banks — 2.9%
Bank of America Corp.	2,520	61,135
Citizens Financial Group, Inc.	1,700	60,656
Comerica, Inc.	820	60,057
JPMorgan Chase & Co.	670	61,238

		243,086

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	590	53,755

Biotechnology — 1.4%
AbbVie, Inc.	860	62,359
Amgen, Inc.	340	58,558

		120,917

Building Products — 0.8%
Owens Corning	960	64,243

Capital Markets — 0.7%
Morgan Stanley	1,350	60,156

Chemicals — 0.5%
Albemarle Corp.	380	40,105

Communications Equipment — 0.7%
Juniper Networks, Inc.	2,040	56,875

Containers & Packaging — 0.5%
Packaging Corp. of America	400	44,556

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	840	31,693

Electric Utilities — 0.6%
Exelon Corp.	1,320	47,612

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	967	60,467
Corning, Inc.	1,950	58,598

		119,065

Energy Equipment & Services — 0.4%
Halliburton Co.	830	35,449

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	340	44,989
Prologis, Inc.	700	41,048

		86,037

Food & Staples Retailing — 0.6%
Sysco Corp.	1,040	52,343

Food Products — 0.6%
Ingredion, Inc.	450	53,645

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	1,020	61,751
Stryker Corp.	410	56,900

		118,651

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 0.9%
HCA Healthcare, Inc.*	130	$11,336
UnitedHealth Group, Inc.	330	61,189

		72,525

Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	600	65,538

Household Durables — 0.7%
D.R. Horton, Inc.	1,760	60,843

Household Products — 0.6%
Kimberly-Clark Corp.	420	54,226

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	430	57,315

Insurance — 0.7%
Chubb Ltd.	430	62,513

Internet Software & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	62	57,640
Facebook, Inc. (Class A Stock)*	370	55,863

		113,503

IT Services — 0.7%
Broadridge Financial Solutions, Inc.	740	55,914

Machinery — 0.7%
Stanley Black & Decker, Inc.	430	60,514

Media — 1.4%
CBS Corp. (Class B Stock)	910	58,040
Comcast Corp. (Class A Stock)	1,540	59,937

		117,977

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust, Inc.	2,720	60,901

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	1,680	45,998

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	410	42,775
Exxon Mobil Corp.	580	46,823
ONEOK, Inc.	200	10,432
Valero Energy Corp.	600	40,476

		140,506

Pharmaceuticals — 1.3%
Johnson & Johnson	450	59,531
Pfizer, Inc.	1,570	52,736

		112,267

Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Ltd.	250	58,263
Lam Research Corp.	380	53,743
Microchip Technology, Inc.	270	20,839

		132,845

Software — 1.4%
Activision Blizzard, Inc.	960	55,267
Microsoft Corp.	870	59,969

		115,236

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	780	60,473

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	423	$60,920

Tobacco — 0.6%
Altria Group, Inc.	690	51,384

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	500	30,310

TOTAL COMMON STOCKS (cost $2,503,406)		2,940,296

UNAFFILIATED EXCHANGE TRADED FUNDS — 19.0%
IndexIQ ETF Trust – IQ Hedge Multi-Strategy Tracker ETF	11,495	338,068
iShares MSCI EAFE ETF	9,050	590,060
Vanguard FTSE Developed Markets ETF	16,410	678,061

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,530,252)		1,606,189

UNAFFILIATED FUNDS — 11.0%
AMG River Road Long-Short Fund*	28,119	340,238
ASG Global Alternatives Fund*	23,771	249,597
Touchstone Merger Arbitrage Fund	30,576	340,927

TOTAL UNAFFILIATED FUNDS (cost $907,890)		930,762

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.9%
Automobiles — 0.8%
Ally Auto Receivables Trust, Series 2017-3, Class A3
1.740%	09/15/21	20	19,976
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A
1.910%	04/15/26	15	14,988
CarMax Auto Owner Trust, Series 2016-2, Class B
2.160%	12/15/21	5	4,993
Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class A2
1.579%(c)	05/15/22	15	15,013
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3
1.620%	09/20/19	10	9,992

			64,962

Credit Cards — 0.5%
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%	03/15/22	15	15,064
World Financial Network Credit Card Master Trust, Series 2013-A, Class A
1.610%	12/15/21	30	30,001

			45,065

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Equipment — 0.9%
CLI Funding VI LLC, Series 2017-1A, Class A, 144A
3.620%	05/18/42	10	$9,879
CNH Equipment Trust, Series 2015-C, Class A3
1.660%	11/16/20	15	15,006
Series 2016-B, Class B
2.200%	10/15/23	15	14,939
Cronos Containers Program I Ltd. (Bermuda), Series 2014-2A, Class A, 144A
3.270%	11/18/29	12	12,102
MMAF Equipment Finance LLC 2016-A, Series 2016-AA, Class A3, 144A
1.480%	06/15/20	25	24,912

			76,838

Other — 0.9%
Coinstar Funding LLC, Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	15,241
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	20	19,667
Element Rail Leasing II LLC (Canada), Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	14,889
PFS Financing Corp., Series 2017-AA, Class A, 144A
1.739%(c)	03/15/21	25	25,046

			74,843

Small Business Loan — 0.8%
SBA Small Business Investment Cos., Series 2017-10A, Class 1
2.845%	03/10/27	20	20,280
United States Small Business Administration, Series 2010-20I, Class 1
3.210%	09/01/30	19	19,359
Series 2014-20L, Class 1
2.700%	12/01/34	32	32,161

			71,800

TOTAL ASSET-BACKED SECURITIES (cost $332,718)			333,508

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4
5.694%(c)	06/11/50	4	4,479
Commercial Mortgage Trust, Series 2012-CR1, Class B
4.612%	05/15/45	15	15,990
Series 2013-CR8, Class A4
3.334%	06/10/46	15	15,444
Series 2014-CR20, Class AM
3.938%	11/10/47	30	31,278
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.099%(c)	01/10/34	15	$14,695
GS Mortgage Securities Trust, Series 2012-GCJ7, Class B
4.740%	05/10/45	20	21,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/45	15	15,220
Motel 6 Trust, Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	15	14,978
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class AS
3.580%	02/15/48	30	30,557
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.723%(c)	03/15/47	15	15,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $180,747)			179,968

CORPORATE BONDS — 14.2%
Banks — 2.2%
Bank of America Corp., Jr. Sub. Notes
6.500%(c)	10/29/49	10	11,119
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,293
Bank One Michigan, Sub. Notes
8.250%	11/01/24	25	32,001
BPCE SA (France), Gtd. Notes, MTN, 144A
2.392%(c)	05/22/22	10	10,088
Citigroup, Inc., Sr. Unsec’d. Notes
7.875%	05/15/25	15	19,193
Citizens Financial Group, Inc., Sub. Notes
5.158%(c)	06/29/23	10	10,300
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes
3.950%	11/09/22	20	20,888
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	10	11,615
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes
6.000%	09/01/17	10	10,066
Goldman Sachs Group, Inc. (The), Sub. Notes
5.150%	05/22/45	10	11,108
Manufacturers & Traders Trust Co., Sub. Notes
1.842%(c)	12/01/21	20	19,725
Morgan Stanley, Sub. Notes, MTN
5.000%	11/24/25	10	10,875
Wells Fargo & Co., Jr. Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
5.900%(c)	12/29/49	15	$16,065

			188,336

Building Materials — 0.4%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	13,410
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	15,938

			29,348

Chemicals — 0.2%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,466

Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
6.300%	07/01/17	10	9,999
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	15	15,713

			25,712

Computers — 0.4%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
8.350%	07/15/46	10	12,906
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	21,490

			34,396

Distribution/Wholesale — 0.1%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,313

Diversified Financial Services — 2.6%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	40	39,989
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,941
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	42	41,730
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	39	40,287
GFI Group, Inc.,
Gtd. Notes
8.375%	07/19/18	15	15,825
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	15	16,904
International Lease Finance Corp.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
4.625%	04/15/21	10	$10,643
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	22,711
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	19	18,683

			222,713

Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	12,038

Engineering & Construction — 0.2%
AECOM,
Gtd. Notes
5.750%	10/15/22	15	15,694

Food Service — 0.2%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	15	15,844

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,718
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	14,963
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	10	10,230

			35,911

Healthcare-Services — 0.2%
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	14,988

Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	15	15,675

Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	15	16,051

Insurance — 1.3%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,879
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	18,276
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	30,976
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	10	12,617

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	$15,214
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	11,339

			106,301

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,499
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	15	16,357
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	15	15,713

			42,569

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	15	15,620

Miscellaneous Manufacturing — 0.7%
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	24	25,474
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	31,691

			57,165

Oil & Gas — 0.8%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	26	25,567
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22	15	14,738
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	19	18,556
Tesoro Corp.,
Gtd. Notes
5.375%	10/01/22	10	10,350

			69,211

Pharmaceuticals — 0.3%
Johnson & Johnson,
Sr. Unsec’d. Notes
4.950%	05/15/33	10	12,104
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.600%	06/01/44	5	5,546
5.900%	11/01/39	5	6,230

			23,880

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.4%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	$15,075
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	10	9,999
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	10	9,935

			35,009

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	14,905
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	17	19,112
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,706

			44,723

Software — 0.7%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,710
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	16	17,867
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,295

			58,872

Telecommunications — 0.6%
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	15,788
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	10	11,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
, 144A
3.360%	03/20/23	15	15,131
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	10	9,909

			51,953

Transportation — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	20	22,587
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (continued)
3.227%	05/14/26	22	$22,717

			45,304

TOTAL CORPORATE BONDS (cost $1,186,361)			1,201,092

MUNICIPAL BONDS — 1.8%
California — 0.7%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	17,213
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	11,485
State of California,
General Obligation Unlimited
7.950%	03/01/36	30	34,411

			63,109

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	11,127

Indiana — 0.2%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	14,555

Kansas — 0.3%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	21,295

Massachusetts — 0.1%
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/15/36	5	6,460

New York — 0.4%
New York City Transitional Finance Authority Future Tax Sec’d. Revenue,
Revenue Bonds
3.040%	08/01/24	35	35,366

TOTAL MUNICIPAL BONDS (cost $150,006)			151,912

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Freddie Mac REMICS, Series 3994, Class AE
1.625%	02/15/22	25	24,551

(cost $25,422)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	23	24,294
4.500%	07/01/44	14	14,913
Federal National Mortgage Assoc.
3.000%	07/01/43	14	14,277

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/45	17	$17,825
4.000%	04/01/39	22	23,810
4.000%	02/01/45	19	20,128
4.500%	08/01/40	14	14,655
4.500%	04/01/41	13	14,255
4.500%	08/01/41	18	18,953
Freddie Mac Gold Pool
4.000%	05/01/44	24	25,579
Government National Mortgage Assoc.
2.154%	05/16/54	19	19,137
2.337%	10/16/40	22	21,948
3.500%	11/20/42	11	10,759
3.622%(c)	07/16/47	11	10,762
Overseas Private Investment Corp., Gov’t. Gtd. Notes
0.233%(s)	06/10/18	15	15,475
U.S. Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/21	25	28,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $295,506)			294,959

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
3.125%	08/15/44	105	110,935
3.750%	11/15/43	40	47,020
4.500%	02/15/36	57	73,575
5.250%	11/15/28	60	77,241
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/24	25	26,570
2.375%	01/15/25	25	36,942
U.S. Treasury Notes
1.000%	09/15/17	95	94,986
1.500%	02/28/19	35	35,072
1.625%	11/15/22	10	9,834
2.375%	05/31/18	75	75,721
2.625%	08/15/20	38	39,192

TOTAL U.S. TREASURY OBLIGATIONS (cost $624,329)			627,088

TOTAL LONG-TERM INVESTMENTS (cost $7,736,637)			8,290,325

SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MUTUAL FUND	Shares	Value
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $283,392)(w)	283,392	$283,392

TOTAL INVESTMENTS — 101.4% (cost $8,020,029)		8,573,717
Liabilities in excess of other assets — (1.4)%		(115,623)

NET ASSETS — 100.0%		$8,458,094

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,940,296	$—	$—
Unaffiliated Exchange Traded Funds	1,606,189	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Unaffiliated Funds	$930,762	$—	$—
Asset-Backed Securities
Automobiles	—	64,962	—
Credit Cards	—	45,065	—
Equipment	—	76,838	—
Other	—	74,843	—
Small Business Loan	—	71,800	—
Commercial Mortgage-Backed Securities	—	179,968	—
Corporate Bonds	—	1,201,092	—
Municipal Bonds	—	151,912	—
Residential Mortgage-Backed Security	—	24,551	—
U.S. Government Agency Obligations	—	294,959	—
U.S. Treasury Obligations	—	627,088	—
Affiliated Mutual Fund	283,392	—	—

Total	$5,760,639	$2,813,078	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Exchange Traded Funds	19.0%
Unaffiliated Funds	11.0
U.S. Treasury Obligations	7.4
Banks	5.1
U.S. Government Agency Obligations	3.5
Affiliated Mutual Fund	3.4
Diversified Financial Services	2.6
Commercial Mortgage-Backed Securities	2.1
Software	2.1
Insurance	2.0
Media	1.9
Municipal Bonds	1.8
Oil, Gas & Consumable Fuels	1.7
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	1.6
Biotechnology	1.4
Electronic Equipment, Instruments & Components	1.4
Health Care Equipment & Supplies	1.4
Internet Software & Services	1.3
Equity Real Estate Investment Trusts (REITs)	1.0
Equipment	0.9
Other	0.9
Health Care Providers & Services	0.9
Small Business Loan	0.9
Oil & Gas	0.8
Hotels, Restaurants & Leisure	0.8
Automobiles	0.8
Building Products	0.8
Aerospace & Defense	0.8
Technology Hardware, Storage & Peripherals	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.7
Household Durables	0.7
Machinery	0.7
Specialty Retail	0.7
Capital Markets	0.7
Auto Components	0.7

Chemicals	0.7%
Airlines	0.7
Industrial Conglomerates	0.7
Miscellaneous Manufacturing	0.7
Communications Equipment	0.7
IT Services	0.7
Household Products	0.6
Beverages	0.6
Food Products	0.6
Food & Staples Retailing	0.6
Telecommunications	0.6
Tobacco	0.6
Electric Utilities	0.6
Multi-Utilities	0.5
Transportation	0.5
Credit Cards	0.5
Retail	0.5
Containers & Packaging	0.5
Foods	0.4
Energy Equipment & Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Computers	0.4
Diversified Telecommunication Services	0.4
Wireless Telecommunication Services	0.4
Building Materials	0.3
Commercial Services	0.3
Residential Mortgage-Backed Securities	0.3
Housewares	0.2
Food Service	0.2
Engineering & Construction	0.2
Home Builders	0.2
Metal Fabricate/Hardware	0.2
Healthcare-Services	0.2
Electric	0.1
Distribution/Wholesale	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $7,736,637)	$8,290,325
Affiliated investments (cost $283,392)	283,392
Dividends and interest receivable	27,164
Prepaid expenses	70

Total Assets	8,600,951

LIABILITIES:
Payable for investments purchased	99,369
Audit	16,416
Administration Fees	13,239
Accrued expenses and other liabilities	10,399
Payable for fund share repurchased	2,420
Management fees payable	419
Affiliated transfer agent fee payable	365
Distribution fee payable	230

Total Liabilities	142,857

NET ASSETS	$8,458,094

Net assets were comprised of:
Paid-in capital	$7,852,852
Retained earnings	605,242

Net assets, June 30, 2017	$8,458,094

Net asset value and redemption price per share, $8,458,094 / 784,786 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$49,772
Interest income	37,380
Affiliated dividend income	1,094
Income from securities lending, net	9

88,255

EXPENSES
Management fees	28,394
Distribution fee	9,592
Custodian and accounting fees	25,000
Audit fee	16,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,040

Total expenses	100,026
Less: management fee waivers and/or expense reimbursement	(58,971)

Net expenses	41,055

NET INVESTMENT INCOME (LOSS)	47,200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(65))	25,460

Net change in unrealized appreciation (depreciation) on:
Investments	447,801
Foreign currencies	3

447,804

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	473,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$520,464

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$47,200	$76,450
Net realized gain (loss) on investment transactions	25,460	(80,111)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	447,804	227,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	520,464	223,636

FUND SHARE TRANSACTIONS:
Fund share sold [155,998 and 122,111 shares, respectively]	1,623,590	1,185,823
Fund share repurchased [30,035 and 15,914 shares, respectively]	(317,344)	(153,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,306,246	1,032,731

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,826,710	1,256,367
NET ASSETS:
Beginning of period	6,631,384	5,375,017

End of period	$8,458,094	$6,631,384

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 81.9%
UNAFFILIATED FUND — 27.0%			Shares	Value
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (cost $2,600,390)			2,600,390	$2,600,390

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 1.0%
Australia Government Bond, Sr. Unsec’d. Notes (Australia) (cost $96,256)
1.489%	07/21/17	AUD	125	96,220

FOREIGN TREASURY OBLIGATIONS(n) — 12.5%
Canadian Treasury Bills (Canada)
0.501%	08/24/17	CAD	450	346,661
German Treasury Bills (Germany)
0.906%	08/16/17	EUR	350	400,160
United Kingdom Treasury Bills (United Kingdom)
0.049%	07/17/17	GBP	350	455,821

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,187,632)				1,202,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 41.4%
U.S. Treasury Bills
0.540%	07/06/17	1,500	$1,499,906
0.851%	08/03/17	1,000	999,266
0.916%	08/17/17	1,500	1,498,305

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,997,485)			3,997,477

TOTAL INVESTMENTS — 81.9% (cost $7,881,763)			7,896,729
Other assets in excess of liabilities(z) — 18.1%			1,749,417

NET ASSETS — 100.0%			$9,646,146

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Barclays Capital Group	AUD	173	$130,827	$132,571	$1,744
Expiring 09/20/17	Barclays Capital Group	AUD	111	83,771	85,102	1,331
Expiring 09/20/17	Morgan Stanley	AUD	3,991	2,942,796	3,064,043	121,247
Expiring 09/20/17	Morgan Stanley	AUD	1,183	872,539	908,342	35,803
Expiring 09/20/17	Morgan Stanley	AUD	396	300,857	303,840	2,983
Expiring 09/20/17	Morgan Stanley	AUD	376	283,153	288,318	5,165
Expiring 09/20/17	Morgan Stanley	AUD	347	258,950	266,289	7,339
Expiring 09/20/17	Morgan Stanley	AUD	289	216,026	221,948	5,922
British Pound,
Expiring 09/20/17	Barclays Capital Group	GBP	678	865,678	885,586	19,908
Expiring 09/20/17	Barclays Capital Group	GBP	461	585,863	602,214	16,351
Expiring 09/20/17	Barclays Capital Group	GBP	198	252,155	258,147	5,992
Expiring 09/20/17	Barclays Capital Group	GBP	178	228,002	232,435	4,433
Expiring 09/20/17	Barclays Capital Group	GBP	155	198,329	202,744	4,415
Expiring 09/20/17	Morgan Stanley	GBP	3,821	4,939,165	4,989,932	50,767
Expiring 09/20/17	Morgan Stanley	GBP	425	543,609	555,212	11,603
Expiring 09/20/17	Morgan Stanley	GBP	376	480,922	491,349	10,427
Expiring 09/20/17	Morgan Stanley	GBP	371	475,279	484,205	8,926
Expiring 09/20/17	Morgan Stanley	GBP	262	332,700	342,211	9,511
Canadian Dollar,
Expiring 09/20/17	Barclays Capital Group	CAD	1,447	1,106,299	1,117,433	11,134
Expiring 09/20/17	Barclays Capital Group	CAD	958	711,550	739,337	27,787
Expiring 09/20/17	Barclays Capital Group	CAD	660	509,476	509,932	456
Expiring 09/20/17	Barclays Capital Group	CAD	533	401,377	411,588	10,211
Expiring 09/20/17	Barclays Capital Group	CAD	422	313,241	325,672	12,431
Expiring 09/20/17	Barclays Capital Group	CAD	350	264,544	269,994	5,450
Expiring 09/20/17	Barclays Capital Group	CAD	222	168,323	171,691	3,368

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/20/17	Barclays Capital Group	CAD	108	$79,963	$83,072	$3,109
Expiring 09/20/17	Morgan Stanley	CAD	923	701,107	712,535	11,428
Expiring 09/20/17	Morgan Stanley	CAD	452	342,134	348,829	6,695
Expiring 09/20/17	Morgan Stanley	CAD	396	298,847	305,845	6,998
Expiring 09/20/17	Morgan Stanley	CAD	171	127,112	132,029	4,917
Expiring 09/20/17	Morgan Stanley	CAD	111	84,142	85,812	1,670
Euro,
Expiring 09/20/17	Barclays Capital Group	EUR	5,038	5,710,085	5,780,007	69,922
Expiring 09/20/17	Morgan Stanley	EUR	3,046	3,442,145	3,494,471	52,326
Expiring 09/20/17	Morgan Stanley	EUR	116	132,826	132,900	74
Expiring 09/20/17	Morgan Stanley	EUR	14	15,306	15,537	231
Japanese Yen,
Expiring 09/20/17	Barclays Capital Group	JPY	670,253	6,148,119	5,981,001	(167,118)
Expiring 09/20/17	Barclays Capital Group	JPY	71,490	641,700	637,942	(3,758)
Expiring 09/20/17	Barclays Capital Group	JPY	47,321	427,013	422,271	(4,742)
Expiring 09/20/17	Barclays Capital Group	JPY	25,644	231,006	228,831	(2,175)
Expiring 09/20/17	Barclays Capital Group	JPY	18,682	168,566	166,707	(1,859)
Expiring 09/20/17	Barclays Capital Group	JPY	7,086	63,426	63,230	(196)
Expiring 09/20/17	Morgan Stanley	JPY	64,249	574,765	573,327	(1,438)
Expiring 09/20/17	Morgan Stanley	JPY	57,236	520,926	510,749	(10,177)
Expiring 09/20/17	Morgan Stanley	JPY	38,390	347,701	342,575	(5,126)
Expiring 09/20/17	Morgan Stanley	JPY	33,607	303,830	299,890	(3,940)
Expiring 09/20/17	Morgan Stanley	JPY	30,406	271,004	271,326	322
Expiring 09/20/17	Morgan Stanley	JPY	12,660	113,992	112,968	(1,024)
New Zealand Dollar,
Expiring 09/20/17	Barclays Capital Group	NZD	870	624,652	636,228	11,576
Expiring 09/20/17	Barclays Capital Group	NZD	696	503,263	509,055	5,792
Expiring 09/20/17	Barclays Capital Group	NZD	442	320,326	323,086	2,760
Expiring 09/20/17	Barclays Capital Group	NZD	285	206,678	208,182	1,504
Expiring 09/20/17	Morgan Stanley	NZD	1,137	831,828	831,523	(305)
Expiring 09/20/17	Morgan Stanley	NZD	1,131	821,623	827,174	5,551
Expiring 09/20/17	Morgan Stanley	NZD	1,079	772,114	789,752	17,638
Expiring 09/20/17	Morgan Stanley	NZD	929	662,288	680,042	17,754
Expiring 09/20/17	Morgan Stanley	NZD	627	455,752	458,608	2,856
Expiring 09/20/17	Morgan Stanley	NZD	529	376,715	387,048	10,333
Expiring 09/20/17	Morgan Stanley	NZD	328	236,699	240,189	3,490
Norwegian Krone,
Expiring 09/20/17	Barclays Capital Group	NOK	44,932	5,302,701	5,390,709	88,008
Expiring 09/20/17	Barclays Capital Group	NOK	2,128	250,491	255,295	4,804
Expiring 09/20/17	Barclays Capital Group	NOK	2,047	242,254	245,532	3,278
Expiring 09/20/17	Barclays Capital Group	NOK	643	76,969	77,190	221
Expiring 09/20/17	Morgan Stanley	NOK	3,934	465,015	471,987	6,972
Expiring 09/20/17	Morgan Stanley	NOK	3,471	410,555	416,428	5,873
Expiring 09/20/17	Morgan Stanley	NOK	2,814	332,040	337,570	5,530
Expiring 09/20/17	Morgan Stanley	NOK	1,898	225,707	227,756	2,049
Expiring 09/20/17	Morgan Stanley	NOK	1,287	150,846	154,389	3,543
Singapore Dollar,
Expiring 09/20/17	Barclays Capital Group	SGD	27	19,304	19,317	13
Expiring 09/20/17	Morgan Stanley	SGD	777	562,317	564,827	2,510
Expiring 09/20/17	Morgan Stanley	SGD	667	483,395	484,802	1,407
Expiring 09/20/17	Morgan Stanley	SGD	607	439,721	441,314	1,593
Expiring 09/20/17	Morgan Stanley	SGD	495	357,921	360,134	2,213
Expiring 09/20/17	Morgan Stanley	SGD	391	283,159	284,330	1,171
Expiring 09/20/17	Morgan Stanley	SGD	368	266,783	267,467	684
Expiring 09/20/17	Morgan Stanley	SGD	289	208,050	210,027	1,977
Expiring 09/20/17	Morgan Stanley	SGD	270	195,440	196,559	1,119
Expiring 09/20/17	Morgan Stanley	SGD	143	103,311	104,012	701
Expiring 09/20/17	Morgan Stanley	SGD	112	81,219	81,526	307

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 09/20/17	Barclays Capital Group	SEK	12,481	$1,452,947	$1,488,492	$35,545
Expiring 09/20/17	Barclays Capital Group	SEK	4,421	511,644	527,299	15,655
Expiring 09/20/17	Barclays Capital Group	SEK	3,007	347,295	358,572	11,277
Expiring 09/20/17	Barclays Capital Group	SEK	2,277	260,875	271,613	10,738
Expiring 09/20/17	Barclays Capital Group	SEK	1,222	141,029	145,792	4,763
Expiring 09/20/17	Morgan Stanley	SEK	4,030	463,249	480,657	17,408
Expiring 09/20/17	Morgan Stanley	SEK	2,018	232,470	240,646	8,176
Expiring 09/20/17	Morgan Stanley	SEK	1,534	176,498	182,940	6,442

				$58,066,289	$58,740,058	673,769

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Barclays Capital Group	AUD	5,522	$4,099,846	$4,239,559	$(139,713)
Expiring 09/20/17	Barclays Capital Group	AUD	1,380	1,055,738	1,059,720	(3,982)
Expiring 09/20/17	Barclays Capital Group	AUD	1,158	890,905	889,294	1,611
Expiring 09/20/17	Barclays Capital Group	AUD	405	304,764	310,644	(5,880)
Expiring 09/20/17	Barclays Capital Group	AUD	211	159,751	161,730	(1,979)
Expiring 09/20/17	Barclays Capital Group	AUD	161	118,615	123,200	(4,585)
Expiring 09/20/17	Morgan Stanley	AUD	1,257	947,856	965,312	(17,456)
Expiring 09/20/17	Morgan Stanley	AUD	293	222,317	225,284	(2,967)
British Pound,
Expiring 09/20/17	Barclays Capital Group	GBP	3,123	4,031,322	4,078,311	(46,989)
Expiring 09/20/17	Barclays Capital Group	GBP	391	502,227	510,563	(8,336)
Expiring 09/20/17	Barclays Capital Group	GBP	299	387,475	390,381	(2,906)
Expiring 09/20/17	Barclays Capital Group	GBP	213	276,152	277,435	(1,283)
Expiring 09/20/17	Barclays Capital Group	GBP	199	258,263	260,382	(2,119)
Expiring 09/20/17	Barclays Capital Group	GBP	127	163,558	165,543	(1,985)
Expiring 09/20/17	Morgan Stanley	GBP	270	351,412	352,535	(1,123)
Canadian Dollar,
Expiring 09/20/17	Barclays Capital Group	CAD	3,074	2,284,253	2,373,872	(89,619)
Expiring 09/20/17	Morgan Stanley	CAD	3,135	2,326,195	2,420,779	(94,584)
Expiring 09/20/17	Morgan Stanley	CAD	1,084	820,134	837,000	(16,866)
Expiring 09/20/17	Morgan Stanley	CAD	575	428,673	444,289	(15,616)
Expiring 09/20/17	Morgan Stanley	CAD	430	320,042	331,636	(11,594)
Expiring 09/20/17	Morgan Stanley	CAD	408	302,307	314,723	(12,416)
Euro,
Expiring 09/20/17	Barclays Capital Group	EUR	37	41,281	41,858	(577)
Expiring 09/20/17	Barclays Capital Group	EUR	24	26,726	27,268	(542)
Expiring 09/20/17	Morgan Stanley	EUR	74	82,824	84,294	(1,470)
Expiring 09/20/17	Morgan Stanley	EUR	47	53,292	53,970	(678)
Japanese Yen,
Expiring 09/20/17	Barclays Capital Group	JPY	72,285	651,876	645,037	6,839
Expiring 09/20/17	Barclays Capital Group	JPY	30,605	280,987	273,102	7,885
Expiring 09/20/17	Morgan Stanley	JPY	764,652	6,951,807	6,823,375	128,432
Expiring 09/20/17	Morgan Stanley	JPY	56,526	518,517	504,412	14,105
Expiring 09/20/17	Morgan Stanley	JPY	41,967	383,389	374,493	8,896
Expiring 09/20/17	Morgan Stanley	JPY	24,563	224,169	219,183	4,986
Expiring 09/20/17	Morgan Stanley	JPY	13,227	120,112	118,027	2,085
New Zealand Dollar,
Expiring 09/20/17	Barclays Capital Group	NZD	4,076	2,888,008	2,982,388	(94,380)
Expiring 09/20/17	Barclays Capital Group	NZD	897	644,440	656,157	(11,717)
Expiring 09/20/17	Barclays Capital Group	NZD	594	434,135	434,928	(793)
Expiring 09/20/17	Barclays Capital Group	NZD	407	292,037	297,508	(5,471)
Expiring 09/20/17	Morgan Stanley	NZD	3,688	2,611,385	2,698,210	(86,825)
Expiring 09/20/17	Morgan Stanley	NZD	861	622,754	630,058	(7,304)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 09/20/17	Morgan Stanley	NZD	139	$98,020	$101,581	$(3,561)
Norwegian Krone,
Expiring 09/20/17	Barclays Capital Group	NOK	1,584	188,753	190,015	(1,262)
Expiring 09/20/17	Barclays Capital Group	NOK	213	25,306	25,582	(276)
Expiring 09/20/17	Morgan Stanley	NOK	76,734	9,089,633	9,206,140	(116,507)
Expiring 09/20/17	Morgan Stanley	NOK	3,291	390,729	394,871	(4,142)
Expiring 09/20/17	Morgan Stanley	NOK	2,719	321,428	326,146	(4,718)
Expiring 09/20/17	Morgan Stanley	NOK	2,065	245,171	247,723	(2,552)
Expiring 09/20/17	Morgan Stanley	NOK	439	52,423	52,639	(216)
Singapore Dollar,
Expiring 09/20/17	Barclays Capital Group	SGD	603	435,382	438,360	(2,978)
Expiring 09/20/17	Morgan Stanley	SGD	3,389	2,459,889	2,464,753	(4,864)
Expiring 09/20/17	Morgan Stanley	SGD	223	161,066	161,960	(894)
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	18,464	2,144,898	2,202,059	(57,161)
Expiring 09/20/17	Morgan Stanley	SEK	6,264	725,951	747,057	(21,106)
Expiring 09/20/17	Morgan Stanley	SEK	6,108	727,607	728,447	(840)
Expiring 09/20/17	Morgan Stanley	SEK	2,572	298,219	306,781	(8,562)
Expiring 09/20/17	Morgan Stanley	SEK	2,435	284,399	290,443	(6,044)
Expiring 09/20/17	Morgan Stanley	SEK	1,919	226,437	228,918	(2,481)
Expiring 09/20/17	Morgan Stanley	SEK	1,372	159,237	163,598	(4,361)

				$55,114,092	$55,873,533	(759,441)

						$(85,672)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$2,600,390	$—	$—
Foreign Government Bond	—	96,220	—
Foreign Treasury Obligations	—	1,202,642	—
U.S. Treasury Obligations	—	3,997,477	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(85,672)	—

Total	$2,600,390	$5,210,667	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	41.4%
Unaffiliated Fund	27.0
Foreign Treasury Obligations	12.5
Foreign Government Bond	1.0

81.9
Other assets in excess of liabilities	18.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,050,466	Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,136,138

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$306,670

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(90,277)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average value at settlement date for forward foreign currency exchange purchase and sale contracts was $56,778,720 and $60,896,856, respectively.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$410,311	$(410,311)	$—	$—
Morgan Stanley	640,155	(528,918)	—	111,237

	$1,050,466

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(607,220)	$410,311	$196,909	$—
Morgan Stanley	(528,918)	528,918	—	—

	$(1,136,138)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $7,881,763)	$7,896,729
Foreign currency, at value (cost $1,829,770)	1,867,543
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,050,466
Dividends and interest receivable	3,403
Prepaid expenses	69

Total Assets	10,818,210

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,136,138
Accrued expenses and other liabilities	30,953
Management fees payable	4,135
Affiliated transfer agent fee payable	365
Distribution fee payable	262
Payable for fund share repurchased	211

Total Liabilities	1,172,064

NET ASSETS	$9,646,146

Net assets were comprised of:
Paid-in capital	$8,736,634
Retained earnings	909,512

Net assets, June 30, 2017	$9,646,146

Net asset value and redemption price per share, $9,646,146 / 880,052 outstanding shares of beneficial interest	$10.96

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income	$12,150
Unaffiliated dividend income	5,207

17,357

EXPENSES
Management fees	39,477
Distribution fee	11,855
Custodian and accounting fees	16,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,826

Total expenses	103,158
Less: management fee waivers and/or expense reimbursement	(45,305)

Net expenses	57,853

NET INVESTMENT INCOME (LOSS)	(40,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,563
Foreign currency transactions	346,404

347,967

Net change in unrealized appreciation (depreciation) on:
Investments	50,897
Foreign currencies	(25,333)

25,564

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	373,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$333,035

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(40,496)	$(75,812)
Net realized gain (loss) on investment and foreign currency transactions	347,967	1,165,770
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	25,564	(91,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	333,035	998,646

FUND SHARE TRANSACTIONS:
Fund share sold [93,919 and 377,015 shares, respectively]	1,009,664	3,818,145
Fund share repurchased [117,520 and 77,228 shares, respectively]	(1,261,327)	(803,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(251,663)	3,014,906

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,372	4,013,552
NET ASSETS:
Beginning of period	9,564,774	5,551,222

End of period	$9,646,146	$9,564,774

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 62.4%
COMMON STOCKS — 44.7%	Shares	Value
Canada — 1.2%
Barrick Gold Corp.	6,320	$100,551
Cenovus Energy, Inc.	1,000	7,372
Husky Energy, Inc.*	4,400	49,944
Wheaton Precious Metals Corp.	5,057	100,454

		258,321

China — 2.0%
Baidu, Inc., ADR*	760	135,934
China Life Insurance Co. Ltd. (Class H Stock)	42,000	128,354
China Mobile Ltd.	5,000	53,009
China Telecom Corp. Ltd., ADR	1,095	52,483
China Telecom Corp. Ltd. (Class H Stock)	23,000	10,922
Kunlun Energy Co. Ltd.	81,500	69,094

		449,796

France — 2.5%
AXA SA	5,856	160,357
BNP Paribas SA	2,020	145,426
Credit Agricole SA	7,630	122,907
Sanofi	1,088	104,252
Veolia Environnement SA	600	12,694

		545,636

Germany — 2.1%
Deutsche Lufthansa AG	3,317	75,593
Innogy SE, 144A	3,530	138,929
Merck KGaA	940	113,739
METRO AG	870	29,391
Siemens AG	760	104,541

		462,193

Hong Kong — 0.1%
Value Partners Group Ltd.	23,000	20,936

Ireland — 0.2%
CRH PLC	1,476	52,314

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	6,606	219,451

Italy — 0.7%
Eni SpA	10,201	153,300

Japan — 2.2%
Nissan Motor Co. Ltd.	14,000	139,789
Panasonic Corp.	10,600	144,428
Ryohin Keikaku Co. Ltd.	100	25,028
SoftBank Group Corp.	1,800	146,322
Sumitomo Metal Mining Co. Ltd.	2,000	26,732

		482,299

Luxembourg — 0.2%
SES SA	2,154	50,462

Netherlands — 2.3%
Aegon NV	19,368	99,124
Akzo Nobel NV	954	82,968
ING Groep NV	5,250	90,630
Royal Dutch Shell PLC (Class B Stock)	8,548	229,484

		502,206

COMMON STOCKS (continued)	Shares	Value
Portugal — 0.5%
Galp Energia SGPS SA	7,310	$110,774

Singapore — 1.2%
DBS Group Holdings Ltd.	6,700	100,840
Singapore Telecommunications Ltd.	58,300	164,644

		265,484

South Korea — 2.7%
Hyundai Motor Co	1,033	144,026
KB Financial Group, Inc., ADR	3,332	168,233
Samsung Electronics Co. Ltd.	143	297,844

		610,103

Spain — 0.4%
Telefonica SA	9,590	99,272

Sweden — 0.7%
Getinge AB (Class B Stock)	2,960	57,975
Telefonaktiebolaget LM Ericsson (Class B Stock)	14,437	103,804

		161,779

Switzerland — 1.2%
Roche Holding AG	590	150,754
UBS Group AG*	6,576	111,831

		262,585

Taiwan — 0.2%
Catcher Technology Co. Ltd.	3,000	35,755

Thailand — 0.4%
Bangkok Bank PCL	12,300	71,280
Bangkok Bank PCL, NVDR	1,800	9,795

		81,075

Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S, ADR	2,923	23,969

United Kingdom — 5.1%
BAE Systems PLC	16,959	140,002
Barclays PLC	31,198	82,512
BP PLC	27,616	159,405
HSBC Holdings PLC	18,800	174,659
Kingfisher PLC	21,484	84,151
Man Group PLC	18,139	36,602
Sky PLC	11,191	144,937
Standard Chartered PLC*	18,802	190,432
Tesco PLC*	11,373	25,039
Vodafone Group PLC	33,570	95,338

		1,133,077

United States — 17.7%
Allergan PLC	822	199,820
Ally Financial, Inc.	1,280	26,752
Alphabet, Inc. (Class A Stock)*	190	176,639
American International Group, Inc.	2,690	168,179
AmerisourceBergen Corp.	1,180	111,545
Amgen, Inc.	1,200	206,676
Apache Corp.	1,720	82,440
Apple, Inc.	1,170	168,503
Capital One Financial Corp.	1,410	116,494
Cardinal Health, Inc.	1,440	112,205
Celgene Corp.*	450	58,442

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Cisco Systems, Inc.	3,060	$95,778
Citigroup, Inc.	4,160	278,221
Comcast Corp. (Class A Stock)	4,580	178,254
ConocoPhillips	2,770	121,769
Coty, Inc. (Class A Stock)	1,500	28,140
DXC Technology Co.	686	52,630
Eli Lilly & Co.	1,490	122,627
First Solar, Inc.*(a)	590	23,529
Gilead Sciences, Inc.	2,140	151,469
Halliburton Co.	1,480	63,211
Helmerich & Payne, Inc.	100	5,434
JPMorgan Chase & Co.	1,070	97,798
Medtronic PLC	850	75,438
Microsoft Corp.	2,270	156,471
Navistar International Corp.*	3,890	102,035
NetScout Systems, Inc.*	400	13,760
Nutanix, Inc. (Class A Stock)*(a)	2,900	58,435
Oracle Corp.	6,610	331,425
Perrigo Co. PLC	1,430	107,994
QIAGEN NV*	1,524	50,715
SunTrust Banks, Inc.	1,519	86,158
Twenty-First Century Fox, Inc. (Class A Stock)	3,500	99,190
United Parcel Service, Inc. (Class B Stock)	760	84,048
Walgreens Boots Alliance, Inc.	1,300	101,803

		3,914,027

TOTAL COMMON STOCKS (cost $8,977,658)		9,894,814

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.8%
iShares 1-3 Year Treasury Bond ETF	672	56,777
iShares Russell 2000 Index Fund ETF	476	67,078
SPDR S&P 500 ETF Trust Fund	215	51,987

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $174,493)		175,842

UNAFFILIATED FUND — 16.9%
Franklin Strategic Series — Franklin Strategic Income Fund (Class R6) (cost $3,650,227)	379,437	3,737,453

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $12,802,378)		$13,808,109

SHORT-TERM INVESTMENTS — 37.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	8,195,542	8,195,542
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $158,335; includes $158,272 of cash collateral for securities on loan)(b)(w)	158,319	158,335

TOTAL SHORT-TERM INVESTMENTS (cost $8,353,877)		8,353,877

TOTAL INVESTMENTS — 100.1% (cost $21,156,255)		22,161,986
Liabilities in excess of other assets(z) — (0.1)%		(21,636)

NET ASSETS — 100.0%		$22,140,350

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,066; cash collateral of $158,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
12	10 Year U.S. Treasury Notes	Sep. 2017	$1,510,065	$1,506,375	$(3,690)
17	Mini MSCI Emerging Markets Index	Sep. 2017	864,416	857,055	(7,361)

					(11,051)

Short Positions:
56	2 Year U.S. Treasury Notes	Sep. 2017	12,115,788	12,102,125	13,663
13	Euro STOXX 50 Index	Sep. 2017	528,142	509,434	18,708
17	S&P 500 E-Mini Index	Sep. 2017	2,072,313	2,057,765	14,548
4	U.S. Dollar Index	Sep. 2017	386,760	381,684	5,076

					51,995

					$40,944

Cash and foreign currency of $173,503 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at June 30, 2017.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	05/25/18	920	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$12,605	$—	$12,605
Barclays Capital Group	05/25/18	502	Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.70%	(1,704)	—	(1,704)
Societe Generale	05/25/18	1,134	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.50%	848	—	848

				$11,749	$—	$11,749

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$258,321	$—	$—
China	188,417	261,379	—
France	—	545,636	—
Germany	—	462,193	—
Hong Kong	—	20,936	—
Ireland	—	52,314	—
Israel	219,451	—	—
Italy	—	153,300	—
Japan	—	482,299	—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Luxembourg	$—	$50,462	$—
Netherlands	—	502,206	—
Portugal	—	110,774	—
Singapore	—	265,484	—
South Korea	168,233	441,870	—
Spain	—	99,272	—
Sweden	—	161,779	—
Switzerland	—	262,585	—
Taiwan	—	35,755	—
Thailand	—	81,075	—
Turkey	23,969	—	—
United Kingdom	—	1,133,077	—
United States	3,863,312	50,715	—
Unaffiliated Exchange Traded Funds	175,842	—	—
Unaffiliated Fund	3,737,453	—	—
Affiliated Mutual Funds	8,353,877	—	—
Other Financial Instruments*
Futures Contracts	40,944	—	—
OTC Total Return Swap Agreements	—	11,749	—

Total	$17,029,819	$5,184,860	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	37.7%
Unaffiliated Fund	16.9
Banks	7.3
Pharmaceuticals	4.6
Oil, Gas & Consumable Fuels	4.4
Insurance	2.5
Technology Hardware, Storage & Peripherals	2.3
Software	2.2
Media	2.1
Biotechnology	1.9
Internet Software & Services	1.7
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	1.4
Automobiles	1.3
Metals & Mining	1.0
Health Care Providers & Services	1.0
Communications Equipment	1.0
Unaffiliated Exchange Traded Funds	0.8
Capital Markets	0.8

Food & Staples Retailing	0.7%
Multi-Utilities	0.7
Household Durables	0.7
Consumer Finance	0.7
Aerospace & Defense	0.6
Health Care Equipment & Supplies	0.6
Industrial Conglomerates	0.5
Machinery	0.5
Specialty Retail	0.4
Air Freight & Logistics	0.4
Chemicals	0.4
Airlines	0.3
Energy Equipment & Services	0.3
IT Services	0.2
Construction Materials	0.2
Life Sciences Tools & Services	0.2
Personal Products	0.1
Multiline Retail	0.1
Semiconductors & Semiconductor Equipment	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker —variation margin futures	$33,256	*	Due from/to broker —variation margin futures	$7,361	*
Equity contracts	Unrealized appreciation on OTC swap agreements	13,453		—	—
Foreign exchange contracts	Due from/to broker —variation margin futures	5,076	*	—	—
Interest rate contracts	Due from/to broker —variation margin futures	13,663	*	Due from/to broker —variation margin futures	3,690	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	1,704

Total		$65,448			$12,755

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments,carried at fair value	Rights(1)	Futures	Swaps	Total
Equity contracts	$3,439	$(154,808)	$37,995	$(113,374)
Foreign exchange contracts	—	(42,597)	—	(42,597)
Interest rate contracts	—	21,615	9,744	31,359

Total	$3,439	$(175,790)	$47,739	$(124,612)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Equity contracts	$4,383	$10,787	$15,170
Foreign exchange contracts	2,586	—	2,586
Interest rate contracts	6,274	(2,797)	3,477

Total	$13,243	$7,990	$21,233

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Total Return Swap Agreements(2)
$2,977,750	$13,670,698	$2,548,708

(1)	Value at Trade Date.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$156,066	$(156,066)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Barclays Capital Group	$12,605	$(1,704)	—	$10,901
Societe Generale.	848	—	—	848

	$13,453

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Barclays Capital Group	$(1,704)	$1,704	$—	$—
Societe Generale.	—	—	—	—

	$(1,704)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $156,066:
Unaffiliated investments (cost $12,802,378)	$13,808,109
Affiliated investments (cost $8,353,877)	8,353,877
Cash	16,625
Foreign currency, at value (cost $3,149)	3,160
Deposit with broker for futures	173,503
Receivable for investments sold	22,663
Tax reclaim receivable	22,454
Unrealized appreciation on OTC swap agreements	13,453
Dividends receivable	12,491
Due from broker-variation margin futures	10,444
Receivable from affiliate	34
Prepaid expenses	69

Total Assets	22,436,882

LIABILITIES:
Payable to broker for collateral for securities on loan	158,272
Payable for investments purchased	70,162
Accrued expenses and other liabilities	20,025
Custodian fees payable	19,975
Audit fee payable	18,383
Management fees payable	5,098
Payable for fund share repurchased	1,942
Unrealized depreciation on OTC swap agreements	1,704
Distribution fee payable	606
Affiliated transfer agent fee payable	365

Total Liabilities	296,532

NET ASSETS	$22,140,350

Net assets were comprised of:
Paid-in capital	$21,367,018
Retained earnings	773,332

Net assets, June 30, 2017	$22,140,350

Net asset value and redemption price per share, $22,140,350 / 2,201,659 outstanding shares of beneficial interest	$10.06

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $13,578, of which $604 is reimbursable by an affiliate)	$192,868
Affiliated dividend income	37,422
Income from securities lending, net (including affiliated income of $9)	35

230,325

EXPENSES
Management fees	83,108
Distribution fee	26,552
Custodian and accounting fees	37,000
Audit fee	20,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	8,289

Total expenses	190,949
Less: management fee waivers and/or expense reimbursement	(76,121)

Net expenses	114,828

NET INVESTMENT INCOME (LOSS)	115,497

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3))	29,282
Futures transactions	(175,790)
Swap agreements transactions	47,739
Foreign currency transactions	623

(98,146)

Net change in unrealized appreciation (depreciation) on:
Investments	973,731
Futures	13,243
Swap agreements	7,990
Foreign currencies	1,428

996,392

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	898,246

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,013,743

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$115,497	$178,920
Net realized gain (loss) on investment and foreign currency transactions	(98,146)	(698,244)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	996,392	1,037,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,013,743	518,204

FUND SHARE TRANSACTIONS:
Fund share sold [195,395 and 564,002 shares, respectively]	1,920,995	5,232,767
Fund share repurchased [175,555 and 184,388 shares, respectively]	(1,717,682)	(1,722,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	203,313	3,509,970

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,217,056	4,028,174
NET ASSETS:
Beginning of period	20,923,294	16,895,120

End of period	$22,140,350	$20,923,294

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 86.6%
UNAFFILIATED EXCHANGE TRADED FUNDS — 48.1%	Shares	Value
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	96,291	$4,632,560
iShares Core MSCI EAFE ETF	79,325	4,830,099
iShares Core MSCI Emerging Markets ETF	81,185	4,062,497
iShares Global Infrastructure ETF	5,245	230,623
SPDR S&P Bank ETF	2,794	121,595

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $12,429,506)		13,877,374

UNAFFILIATED FUNDS — 38.5%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	68,941	657,697
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	106,929	1,125,959
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	114,188	1,474,172
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	140,333	1,354,210
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	39,944	352,310
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	115,657	1,123,026
Goldman Sachs High Yield Fund (Institutional Shares)	192,353	1,265,680
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	68,307	405,060
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	63,032	409,076
Goldman Sachs Long Short Credit Strategies Fund (Institutional Shares)	94,380	898,499
Goldman Sachs Long Short Fund (Institutional Shares)*	60,539	520,029
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	84,405	865,998
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	13,340	248,653
Goldman Sachs Strategic Income Fund (Institutional Shares)	39,733	384,218

TOTAL UNAFFILIATED FUNDS (cost $11,031,969)		11,084,587

TOTAL LONG-TERM INVESTMENTS (cost $23,461,475)		24,961,961

SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MUTUAL FUND — 12.2%	Shares	Value
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $3,532,399)(w)	3,532,399	$3,532,399

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.8%
Call Options
90 Day Euro Dollar Futures,
expiring 03/19/18, Strike Price $97.50	13	11,749
expiring 03/19/18, Strike Price $97.75	30	20,700
expiring 06/17/19, Strike Price $97.75	10	4,950
expiring 03/18/19, Strike Price $97.88	13	5,156
expiring 09/18/17, Strike Price $98.00	95	61,275
expiring 12/17/18, Strike Price $98.00	13	4,125
expiring 09/18/17, Strike Price $98.13	55	28,600
expiring 09/17/18, Strike Price $98.13	10	2,675
expiring 06/18/18, Strike Price $98.25	5	1,013
expiring 12/18/17, Strike Price $98.88	100	65,000
expiring 12/17/18, Strike Price $99.00	398	6,956
expiring 03/18/19, Strike Price $99.00	283	7,769
expiring 06/17/19, Strike Price $99.00	143	4,988

TOTAL OPTIONS PURCHASED (cost $249,750)		224,956

TOTAL SHORT-TERM INVESTMENTS (cost $3,782,149)		3,757,355

TOTAL INVESTMENTS — 99.6% (cost $27,243,624)		28,719,316
Other assets in excess of liabilities(z) — 0.4%		106,282

NET ASSETS — 100.0%		$28,825,598

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Deprecation)
Long Positions:
106	90 Day Euro Dollar	Dec. 2017	$26,089,679	$26,109,125	$19,446
5	Euro STOXX 50 Index	Sep. 2017	202,618	195,936	(6,682)
2	Hang Seng China Enterprises Index	Jul. 2017	130,915	130,580	(335)
1	IBEX 35 Index	Jul. 2017	122,895	118,851	(4,044)
9	Russell 2000 Mini Index	Sep. 2017	640,124	636,435	(3,689)
21	S&P 500 E-Mini Index	Sep. 2017	2,551,766	2,541,945	(9,821)
8	SGX MSCI Singapore index	Jul. 2017	207,822	208,288	466
11	SGX Nifty 50 Index	Jul. 2017	211,453	209,407	(2,046)
1	TOPIX Index	Sep. 2017	143,054	143,276	222

					(6,483)

Short Positions:
106	90 Day Euro Dollar	Mar. 2020	25,863,275	25,946,150	(82,875)
8	30 Year Euro Buxl	Sep. 2017	1,530,119	1,494,118	36,001
2	ASX SPI 200 Index	Sep. 2017	215,101	217,091	(1,990)
3	FTSE 250 Index	Sep. 2017	153,520	150,129	3,391
17	SGX FTSE China A50 Index	Jul. 2017	191,838	193,162	(1,324)

					(46,797)

					$(53,280)

Cash and foreign currency of $153,916 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	420	$127,080	$126,631	$(449)
Expiring 08/02/17	Morgan Stanley	BRL	420	125,084	125,830	746
Colombian Peso,
Expiring 09/20/17	Morgan Stanley	COP	374,000	127,200	121,389	(5,811)
Czech Koruna,
Expiring 09/20/17	Morgan Stanley	CZK	5,000	214,977	219,831	4,854
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	110	123,262	126,191	2,929
Indian Rupee,
Expiring 09/20/17	Morgan Stanley	INR	16,500	253,671	252,532	(1,139)
Indonesian Rupiah,
Expiring 09/20/17	Morgan Stanley	IDR	5,130,000	382,636	381,049	(1,587)
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	1,100	129,675	131,972	2,297
Philippine Peso,
Expiring 09/20/17	Morgan Stanley	PHP	8,500	170,683	167,765	(2,918)
Russian Ruble,
Expiring 09/20/17	Morgan Stanley	RUB	7,250	125,210	120,822	(4,388)
Expiring 09/20/17	Morgan Stanley	RUB	250	4,199	4,166	(33)
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	2,625	303,408	313,068	9,660

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Thai Baht,
Expiring 09/20/17	Morgan Stanley	THB	300	$8,842	$8,832	$(10)
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	460	125,983	127,689	1,706

				$2,221,910	$2,227,767	5,857

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Morgan Stanley	AUD	530	$399,517	$406,930	$(7,413)
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	420	125,824	126,631	(807)
British Pound,
Expiring 09/20/17	Morgan Stanley	GBP	740	959,295	966,296	(7,001)
Expiring 09/20/17	Morgan Stanley	GBP	100	127,721	130,581	(2,860)
Colombian Peso,
Expiring 09/20/17	Morgan Stanley	COP	374,000	123,718	121,390	2,328
Danish Krone,
Expiring 09/20/17	Morgan Stanley	DKK	630	95,758	97,224	(1,466)
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	1,570	1,773,208	1,801,093	(27,885)
Expiring 09/20/17	Morgan Stanley	EUR	340	384,007	390,045	(6,038)
Hong Kong Dollar,
Expiring 09/20/17	Morgan Stanley	HKD	1,350	173,635	173,308	327
Hungarian Forint,
Expiring 09/20/17	Morgan Stanley	HUF	48,000	175,705	178,133	(2,428)
Israeli Shekel,
Expiring 09/20/17	Morgan Stanley	ILS	40	11,331	11,504	(173)
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	139,000	1,266,907	1,240,367	26,540
Expiring 09/20/17	Morgan Stanley	JPY	43,000	391,921	383,711	8,210
New Taiwanese Dollar,
Expiring 09/20/17	Morgan Stanley	TWD	5,100	170,255	168,166	2,089
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	10	7,181	7,316	(135)
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	300	35,366	35,992	(626)
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	100	72,452	72,729	(277)
South Korean Won,
Expiring 09/20/17	Morgan Stanley	KRW	140,000	125,283	122,515	2,768
Expiring 09/20/17	Morgan Stanley	KRW	10,000	8,803	8,752	51
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	1,350	156,038	161,006	(4,968)
Swiss Franc,
Expiring 09/20/17	Morgan Stanley	CHF	470	489,901	492,781	(2,880)
Expiring 09/20/17	Morgan Stanley	CHF	250	260,586	262,118	(1,532)
Thai Baht,
Expiring 09/20/17	Morgan Stanley	THB	6,000	176,200	176,634	(434)
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	10	2,768	2,776	(8)

				$7,513,380	$7,537,998	(24,618)

						$(18,761)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$3,532,399	$—	$—
Unaffiliated Exchange Traded Funds	13,877,374	—	—
Unaffiliated Funds	11,084,587	—	—
Options Purchased	224,956	—	—
Other Financial Instruments*
Futures Contracts	(53,280)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(18,761)	—

Total	$28,666,036	$(18,761)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Exchange Traded Funds	48.1%
Unaffiliated Funds	38.5
Affiliated Mutual Fund	12.2

Options Purchased	0.8%

99.6
Other assets in excess of liabilities	0.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging	Asset Derivatives			Liability Derivatives
instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$4,079	*	Due from/to broker — variation margin futures	$29,931	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	64,505		Unrealized depreciation on OTC forward foreign currency exchange contracts	83,266
Interest rate contracts	Due from/to broker — variation margin futures	55,447	*	Due from/to broker — variation margin futures	82,875	*
Interest rate contracts	Unaffiliated investments	224,956		—	—

Total		$348,987			$196,072

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$—	$313,561	$—	$313,561
Foreign exchange contracts	—	—	(149,059)	(149,059)
Interest rate contracts	(11,490)	(15,558)	—	(27,048)

Total	$(11,490)	$298,003	$(149,059)	$137,454

(1)	Included in net realized gain (loss) on investments transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Forward Currency Contracts(4)	Total
Equity contracts	$—	$(22,734)	$—	$(22,734)
Foreign exchange contracts	—	—	(153,230)	(153,230)
Interest rate contracts	(8,908)	(2,686)	—	(11,594)

Total	$(8,908)	$(25,420)	$(153,230)	$(187,558)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follow:

Options Purchased(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)
$233,726	$23,865,860	$21,303,360	$2,008,560	$7,141,023

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Morgan Stanley	$64,505	$(64,505)	$—	—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Morgan Stanley	$(83,266)	$64,505	$—	$(18,761)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $23,711,225)	$25,186,917
Affiliated investments (cost $3,532,399)	3,532,399
Cash	8,976
Deposit with broker for futures	153,916
Unrealized appreciation on OTC forward foreign currency exchange contracts	64,505
Due from broker-variation margin futures	12,320
Receivable for fund share sold	2,258
Dividends receivable	146
Receivable from manager	42
Prepaid expenses	69

Total Assets	28,961,548

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency exchange contracts	83,266
Audit fee payable	17,635
Custodian fees payable	14,276
Administration fees payable	12,781
Accrued expenses and other liabilities	5,078
Management fees payable	1,507
Distribution fee payable	790
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	252

Total Liabilities	135,950

NET ASSETS	$28,825,598

Net assets were comprised of:
Paid-in capital	$25,900,113
Retained earnings	2,925,485

Net assets, June 30, 2017	$28,825,598

Net asset value and redemption price per share, $28,825,598 / 2,468,731 outstanding shares of beneficial interest	$11.68

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$280,766
Affiliated dividend income	15,713
Income from securities lending, net (including affiliated income of $662)	702

297,181

EXPENSES
Management fees	103,055
Distribution fee	32,925
Custodian and accounting fees	31,000
Audit fee	20,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,828

Total expenses	208,808
Less: management fee waivers and/or expense reimbursement	(102,320)
Less: distribution fee waiver	(11)

Net expenses	106,477

NET INVESTMENT INCOME (LOSS)	190,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,158))	247,325
Futures transactions	298,003
Foreign currency transactions	(141,790)

403,538

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,398)	1,677,927
Futures	(25,420)
Foreign currencies	(151,222)

1,501,285

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,904,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,095,527

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$190,704	$326,631
Net realized gain (loss) on investment and foreign currency transactions	403,538	381,787
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,501,285	540,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,095,527	1,248,785

FUND SHARE TRANSACTIONS:
Fund share sold [288,600 and 651,422 shares, respectively]	3,295,903	6,664,524
Fund share repurchased [86,656 and 511,842 shares, respectively]	(978,849)	(5,172,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,317,054	1,492,434

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,412,581	2,741,219
NET ASSETS:
Beginning of period	24,413,017	21,671,798

End of period	$28,825,598	$24,413,017

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.3%
ASSET-BACKED SECURITIES — 18.6%
Collateralized Loan Obligations — 8.0%
Acis CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A
2.028%(c)	04/18/24	4,501	$4,500,695
Series 2013-1A, Class B, 144A
3.108%(c)	04/18/24	888	887,946
Series 2013-1A, Class C, 144A
4.108%(c)	04/18/24	561	561,243
AIMCO CLO Series (Cayman Islands), Series 2014-AA, Class AR, 144A
2.181%(c)	07/20/26	4,050	4,050,831
Apidos CLO X (Cayman Islands), Series 2012-10A, Class A, 144A
2.590%(c)	10/30/22	4,076	4,078,179
Atrium X (Cayman Islands), Series 10A, Class AR, 144A
2.036%(c)	07/16/25	4,000	4,004,533
Birchwood Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A
2.338%(c)	07/15/26	2,350	2,353,068
Crown Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class ACOM, 144A
1.790%(s)	11/21/22	423	422,729
Cutwater Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A
2.469%(c)	07/15/26	4,000	4,001,055
Halcyon Loan Advisors Funding 2014-1 Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A
2.400%(c)	04/18/26	3,750	3,750,000
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A
2.308%(c)	04/15/25	2,250	2,251,873
Series 2014-1A, Class A1, 144A
2.688%(c)	04/18/26	3,750	3,749,988
MidOcean Credit CLO lll (Cayman Islands), Series 2014-3A, Class A, 144A
2.616%(c)	07/21/26	700	700,120
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A
2.398%(c)	10/15/26	3,200	3,200,861
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 144A
2.376%(c)	10/20/26	2,300	2,303,141
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A
2.572%(c)	11/22/25	2,450	2,459,404
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A
2.276%(c)	04/20/25	7,150	7,150,766
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A
2.806%(c)	07/20/28	7,650	7,729,776
Series 2016-1A, Class B1, 144A
3.556%(c)	07/20/28	1,550	1,551,095
Staniford Street CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A
2.426%(c)	06/15/25	2,750	2,751,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Trinitas CLO I Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A
2.688%(c)	04/15/26	1,700	$1,700,769
Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 144A
1.373%(c)	07/22/21	55	54,502

			64,213,681

Credit Cards — 1.4%
Golden Credit Card Trust (Canada), Series 2016-5A, Class A, 144A
1.600%	09/15/21	4,300	4,273,312
Series 2017-2A, Class A, 144A
1.980%	04/15/22	3,300	3,299,174
Master Credit Card Trust II (Canada), Series 2017-1A, Class A, 144A
2.260%	07/21/21	3,800	3,830,058

			11,402,544

Home Equity Loans — 0.5%
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1
1.506%(c)	08/25/36	2,400	2,140,715
Soundview Home Loan Trust, Series 2007-NS1, Class A3
1.416%(c)	01/25/37	1,763	1,631,364

			3,772,079

Other — 0.1%
Invitation Homes Trust, Series 2015-SFR2, Class D, 144A
3.301%(c)	06/17/32	800	802,975

Residential Mortgage-Backed Securities — 0.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2005-R11, Class M2
1.686%(c)	01/25/36	2,200	1,952,519
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class M1
1.466%(c)	09/25/36	4,600	4,069,915

			6,022,434

Student Loans — 7.9%
Access Group, Inc., Series 2015-1, Class A, 144A
1.916%(c)	07/25/56	1,186	1,185,693
Bank of America Student Loan Trust, Series 2010-1A, Class A, 144A
1.956%(c)	02/25/43	871	875,885
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 144A
2.416%(c)	12/27/66	6,476	6,482,182
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 144A
2.016%(c)	04/26/32	5,850	5,715,829
Higher Education Funding I, Series 2014-1, Class A, 144A
2.239%(c)	05/25/34	2,909	2,896,958

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A3
2.262%(c)	07/20/43	2,150	$2,113,681
Navient Student Loan Trust, Series 2017-2A, Class A, 144A
2.266%(c)	12/27/66	6,958	6,999,402
Nelnet Student Loan Trust, Series 2006-1, Class A6, 144A
1.636%(c)	08/23/36	3,700	3,555,358
New Hampshire Higher Education Loan Corp., Series 2011-1, Class A3
2.006%(c)	10/25/37	2,500	2,513,325
North Carolina State Education Assistance Authority, Series 2010-1, Class A1
2.056%(c)	07/25/41	1,529	1,525,854
PHEAA Student Loan Trust, Series 2016-1A, Class A, 144A
2.366%(c)	09/25/65	3,749	3,785,517
Scholar Funding Trust, Series 2010-A, Class A, 144A
1.922%(c)	10/28/41	1,139	1,122,566
SLM Student Loan Trust, Series 2003-1, Class A5A, 144A
1.356%(c)	12/15/32	2,647	2,526,857
Series 2004-8A, Class A6, 144A
1.786%(c)	01/25/40	2,800	2,763,683
Series 2005-4, Class A3
1.276%(c)	01/25/27	2,216	2,204,056
Series 2005-5, Class A5
1.906%(c)	10/25/40	800	782,048
Series 2007-1, Class A5
1.246%(c)	01/26/26	1,661	1,654,932
Series 2007-2, Class A4
1.216%(c)	07/25/22	3,150	3,049,959
Series 2008-2, Class A3
1.906%(c)	04/25/23	203	201,842
Series 2008-4, Class A4
2.806%(c)	07/25/22	1,164	1,192,298
Series 2008-5, Class A4
2.856%(c)	07/25/23	3,959	4,066,543
Series 2012-3, Class A
1.866%(c)	12/27/38	2,922	2,934,106
SunTrust Student Loan Trust, Series 2006-1A, Class A4, 144A
1.362%(c)	10/28/37	2,725	2,586,038

			62,734,612

TOTAL ASSET-BACKED SECURITIES (cost $146,478,742)			148,948,325

CORPORATE BONDS — 15.7%
Belgium — 0.7%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes
2.650%	02/01/21	2,200	2,229,498
3.300%	02/01/23	600	617,839
3.650%	02/01/26	3,000	3,090,810

			5,938,147

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Brazil — 0.5%
Petrobras Global Finance BV, Gtd. Notes
6.850%	06/05/15		560	$495,908
7.375%	01/17/27		2,380	2,518,040
8.375%	05/23/21		670	749,985
8.750%	05/23/26		60	69,000

				3,832,933

Finland — 0.1%
Nokia OYJ, Sr. Unsec’d. Notes
3.375%	06/12/22		600	604,560

France — 1.2%
BNP Paribas SA, Sub. Notes, EMTN
2.250%	01/11/27	EUR	650	750,188
Sub. Notes, MTN, 144A
4.375%	09/28/25		250	259,139
4.375%	05/12/26		750	776,753
BPCE SA, Sub. Notes, EMTN
2.875%	04/22/26	EUR	300	362,728
Credit Agricole SA, Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/10/27		800	836,381
Credit Agricole SA/London, Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		1,000	1,026,744
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,689,947
Electricite de France SA, Jr. Sub. Notes, EMTN
4.250%(c)	01/29/29	EUR	1,600	1,938,918

				9,640,798

Germany — 0.0%
Deutsche Bank AG, Sr. Unsec’d. Notes, EMTN
5.125%	08/31/17	EUR	100	115,184
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	151,599
3.125%	01/13/21		100	100,498

				367,281

Italy — 0.4%
Intesa Sanpaolo SpA, Gtd. Notes
5.250%	01/12/24		250	276,172
UniCredit SpA, Sub. Notes, EMTN
6.950%	10/31/22	EUR	2,200	3,030,710

				3,306,882

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes
2.950%	03/01/21		1,050	1,067,032

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Mexico — 0.2%
Petroleos Mexicanos, Gtd. Notes
5.500%	06/27/44		34	$30,056
5.625%	01/23/46		20	17,730
6.375%	02/04/21		55	59,527
6.375%	01/23/45		60	58,500
6.625%	06/15/35		30	31,013
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	710	911,921
Trust F/1401, Sr. Unsec’d. Notes
5.250%	12/15/24		400	416,599

				1,525,346

Netherlands — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes
3.500%	05/26/22		2,050	2,103,796
3.750%	05/15/19		2,050	2,105,619
4.625%	07/01/22		1,900	2,036,287
Delta Lloyd NV, Sub. Notes, EMTN
4.375%(c)	06/13/24	EUR	750	892,063
ING Bank NV, Sub. Notes, 144A
5.800%	09/25/23		1,100	1,242,110
Sub. Notes, EMTN
4.125%(c)	11/21/23		350	357,617
NN Group NV, Sub. Notes
4.625%(c)	04/08/44	EUR	300	378,063

				9,115,555

Switzerland — 0.8%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Notes, EMTN
5.625%(c)	06/24/46		1,100	1,198,296
Credit Suisse AG, Sub. Notes
5.750%(c)	09/18/25	EUR	1,100	1,416,027
Glencore Funding LLC, Gtd. Notes, 144A
4.125%	05/30/23		1,850	1,898,267
UBS Group Funding Switzerland AG, Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,572,353

				6,084,943

United Kingdom — 1.4%
Aviva PLC, Jr. Sub. Notes
5.902%(c)	07/27/27	GBP	750	1,060,900
6.125%(c)	09/29/22	GBP	300	438,023
Sub. Notes
6.125%(c)	11/14/36	GBP	150	229,250
Sub. Notes, EMTN
3.375%(c)	12/04/45	EUR	500	586,912
5.125%(c)	06/04/50	GBP	100	142,141

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Barclays Bank PLC, Sub. Notes
10.179%	06/12/21		750	$939,352
Sub. Notes, EMTN
10.000%	05/21/21	GBP	650	1,084,994
Barclays PLC, Sr. Unsec’d. Notes
3.684%	01/10/23		900	923,452
4.337%	01/10/28		900	925,213
BAT International Finance PLC, Gtd. Notes, 144A
3.950%	06/15/25		250	259,461
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	950	1,044,149
BP Capital Markets PLC, Gtd. Notes
3.017%	01/16/27		150	145,936
3.814%	02/10/24		200	208,575
GKN Holdings PLC, Sr. Unsec’d. Notes, EMTN
5.375%	09/19/22	GBP	650	980,020
HSBC Bank PLC, Sr. Unsec’d. Notes, MTN, 144A
18.300%(s)	09/14/17	EGP	8,700	462,172
Standard Life PLC, Gtd. Notes
6.546%(c)	01/06/20	GBP	950	1,353,935

				10,784,485

United States — 8.9%
Allergan Funding SCS, Gtd. Notes
3.000%	03/12/20		250	255,305
American International Group, Inc., Sr. Unsec’d. Notes
3.875%	01/15/35		350	339,312
4.800%	07/10/45		450	480,273
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
3.450%	07/15/24		50	48,841
6.450%	09/15/36		900	1,059,383
AT&T, Inc., Sr. Unsec’d. Notes
2.800%	02/17/21		1,800	1,819,096
3.000%	06/30/22		250	250,129
3.200%	03/01/22		1,300	1,315,860
Bank of America Corp., Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		1,900	1,906,471
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		1,250	1,207,916
3.824%(c)	01/20/28		1,850	1,882,123
3.875%	08/01/25		2,050	2,120,748
Sub. Notes
6.110%	01/29/37		275	336,586
Sub. Notes, MTN
4.183%	11/25/27		1,550	1,576,482

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Becton Dickinson & Co., Sr. Unsec’d. Notes
2.894%	06/06/22		1,550	$1,554,845
3.363%	06/06/24		1,650	1,653,772
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A
3.000%	01/15/22		500	504,469
3.625%	01/15/24		650	664,949
3.875%	01/15/27		600	616,140
Buckeye Partners LP, Sr. Unsec’d. Notes
4.150%	07/01/23		1,550	1,591,827
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes
3.579%	07/23/20		400	413,350
4.908%	07/23/25		1,100	1,188,351
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN, 144A
18.572%(s)	11/02/17	EGP	20,400	1,055,641
Gtd. Notes, MTN, 144A
18.098%(s)	05/03/18	EGP	59,660	2,814,322
19.607%(s)	08/10/17	EGP	15,870	859,377
Citigroup, Inc., Sr. Unsec’d. Notes
3.200%	10/21/26		1,400	1,361,531
Devon Energy Corp., Sr. Unsec’d. Notes
3.250%	05/15/22		150	149,076
4.750%	05/15/42		700	678,670
5.000%	06/15/45		500	505,121
5.600%	07/15/41		50	51,929
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		700	707,924
3.750%	02/15/25		300	308,941
Exelon Corp., Jr. Sub. Notes
3.497%	06/01/22		950	970,559
Sr. Unsec’d. Notes 3.400%	04/15/26		1,000	996,628
3.950%	06/15/25		1,000	1,034,841
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes
1.100%	07/15/24	EUR	800	903,979
Forest Laboratories LLC, Gtd. Notes, 144A
5.000%	12/15/21		600	655,082
HCP, Inc., Sr. Unsec’d. Notes
4.250%	11/15/23		700	733,965
5.375%	02/01/21		600	654,829
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.300%	04/01/26		4,000	3,972,004
JPMorgan Chase Bank NA, Gtd. Notes, EMTN, 144A
19.149%(s)	02/15/18	EGP	16,825	823,079
Unsec’d. Notes, EMTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
18.667%(s)	05/17/18	EGP	11,625	$543,982
Kinder Morgan Energy Partners LP, Gtd. Notes
3.950%	09/01/22		1,780	1,839,084
4.250%	09/01/24		250	258,308
4.300%	05/01/24		50	51,678
Kinder Morgan, Inc., Gtd. Notes(a)
4.300%	06/01/25		1,050	1,091,662
Gtd. Notes,
144A 5.000%	02/15/21		200	214,430
Kraft Heinz Foods Co., Gtd. Notes
2.800%	07/02/20		200	202,992
McDonald’s Corp., Sr. Unsec’d. Notes, MTN
2.750%	12/09/20		100	101,813
MetLife, Inc., Sr. Unsec’d. Notes
3.600%	04/10/24		110	115,586
4.368%	09/15/23		500	547,382
Morgan Stanley, Sr. Unsec’d. Notes
3.625%	01/20/27		1,200	1,208,628
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	183,387
3.700%	10/23/24		1,750	1,795,952
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		900	875,022
4.300%	01/27/45		200	206,824
5.625%	09/23/19		400	429,726
Mylan NV, Gtd. Notes(a)
3.950%	06/15/26		1,750	1,773,168
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes
4.500%	12/15/26		1,550	1,567,591
4.700%	06/15/44		650	592,502
QUALCOMM, Inc., Sr. Unsec’d. Notes
3.250%	05/20/27		1,000	1,002,286
Reynolds American, Inc., Gtd. Notes
4.000%	06/12/22		400	423,863
5.850%	08/15/45		1,600	1,959,680
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,323,671
Sprint Communications, Inc., Sr. Unsec’d. Notes
7.000%	08/15/20		2,350	2,585,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
2.875%	12/15/21		850	868,793
Ventas Realty LP, Gtd. Notes
3.750%	05/01/24		250	254,283

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.450%	11/01/22		1,150	$1,127,246
3.000%	11/01/21		350	354,635
3.125%	03/16/22		1,250	1,268,449
3.450%	03/15/21		200	206,924
4.125%	03/16/27		150	154,917
4.500%	09/15/20		300	320,473
5.150%	09/15/23		1,000	1,110,787
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22		1,412	1,421,811
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes
3.450%	06/01/26		750	748,415
Williams Partners LP, Sr. Unsec’d. Notes
3.600%	03/15/22		450	459,746

				71,214,422

Venezuela — 0.3%
Petroleos de Venezuela SA, Gtd. Notes
6.000%	10/28/22		6,910	2,297,518

TOTAL CORPORATE BONDS (cost $123,601,099)				125,779,902

FOREIGN GOVERNMENT BONDS — 43.1%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		1,760	1,597,200
Australia Government Bond (Australia), Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	45,205	34,447,484
2.750%	10/21/19	AUD	26,810	21,029,304
3.250%	04/21/25	AUD	10,085	8,161,155
Brazil Notas do Tesouro Nacional (Brazil), Notes
6.000%	08/15/50	BRL	1,494	1,425,025
10.000%	01/01/27	BRL	2,346	683,767
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD	1,800	1,412,822
Canadian Government Bond (Canada), Bonds
2.750%	12/01/48	CAD	2,070	1,819,710
3.500%	06/01/20	CAD	6,010	4,938,924
Chile Government International Bond (Chile), Sr. Unsec’d. Notes
3.125%	01/21/26		2,144	2,186,773
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
4.500%	01/28/26		480	511,200
Denmark Government Bond (Denmark), Bonds
4.500%	11/15/39	DKK	4,255	1,084,818
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes
5.500%	01/27/25		380	392,349
5.875%	04/18/24		320	337,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
6.850%	01/27/45		1,430	$1,522,950
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A
9.625%	06/02/27		200	199,999
Sr. Unsec’d. Notes
9.650%	12/13/26		740	739,038
European Financial Stability Facility (Supranational Bank), Gov’t. Gtd. Notes, EMTN
0.400%	05/31/26	EUR	2,500	2,792,420
2.350%	07/29/44	EUR	1,000	1,301,553
Finland Government Bond (Finland), Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	2,060	2,603,396
French Republic Government Bond OAT (France), Bonds
0.380%(s)	05/25/21	EUR	12,950	14,919,109
4.500%	04/25/41	EUR	1,400	2,514,544
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes
7.500%	03/15/24		200	221,250
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		1,210	1,247,608
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,932,037
Sr. Unsec’d. Notes, MTN
5.125%	01/15/45		1,360	1,455,963
5.875%	01/15/24		200	227,966
6.750%	01/15/44		640	823,546
Israel Government Bond (Israel), Bonds
1.750%	08/31/25	ILS	2,680	765,792
Italy Buoni Poliennali del Tesoro (Italy), Bonds
1.500%	08/01/19	EUR	11,750	13,840,344
1.850%	05/15/24	EUR	7,220	8,406,186
Bonds, TIPS
2.150%	11/12/17	EUR	3,100	3,582,614
Bonds, 144A
2.800%	03/01/67	EUR	2,290	2,181,665
Bonds
4.250%	09/01/19	EUR	5,820	7,250,704
5.000%	09/01/40	EUR	1,470	2,175,759
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	285,750	2,554,538
0.100%	12/20/20	JPY	3,094,800	27,685,768
0.100%	09/20/21	JPY	756,000	6,772,443
Japan Government Forty Year Bond (Japan), Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,624,834
Japan Government Ten Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	883,750	7,889,517
0.100%	09/20/26	JPY	512,150	4,569,393
0.400%	09/20/25	JPY	380,000	3,480,966
Japan Government Thirty Year Bond (Japan), Sr. Unsec’d. Notes
1.400%	09/20/45	JPY	985,900	10,074,456
2.500%	06/20/36	JPY	176,000	2,112,829

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes
1.200%	03/20/35	JPY	2,329,350	$23,246,281
2.200%	06/20/24	JPY	1,229,000	12,610,594
Japanese Government CPI Linked Bond (Japan), Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	1,548,100	14,346,220
0.100%	03/10/26	JPY	1,249,000	11,586,109
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN
5.125%	07/21/25		750	814,838
Kingdom of Belgium Government Bond (Belgium), Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	770	879,033
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,890	3,140,646
Mexican Bonos (Mexico),
Bonds 8.000%	11/07/47	MXN	66	3,939
10.000%	12/05/24	MXN	31,978	2,099,225
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	5,527
Poland Government Bond (Poland),
Bonds 5.750%	10/25/21	PLN	4,680	1,431,159
Province of British Columbia (Canada), Sr. Unsec’d. Notes
4.650%	12/18/18	CAD	1,300	1,052,220
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	3,056,585
Province of Ontario (Canada),
Notes 4.650%	06/02/41	CAD	2,700	2,686,592
Unsec’d. Notes
2.600%	06/02/25	CAD	5,000	3,936,035
Republic of Austria Government Bond (Austria), Sr. Unsec’d. Notes, 144A
4.150%	03/15/37	EUR	1,140	1,957,190
South Africa Government Bond (South Africa),
Bonds 8.250%	03/31/32	ZAR	12,360	851,797
8.875%	02/28/35	ZAR	12,150	862,916
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A
4.850%	10/31/20	EUR	2,970	3,944,970
5.900%	07/30/26	EUR	8,800	13,928,372
Swiss Confederation Government Bond (Switzerland),
Bonds 2.250%	07/06/20	CHF	900	1,022,390
4.000%	04/08/28	CHF	300	446,480
Thailand Government Bond (Thailand), Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,368,133
United Kingdom Gilt (United Kingdom),
Bonds 0.500%	07/22/22	GBP	1,730	2,231,661
2.000%	07/22/20	GBP	1,230	1,678,297
3.500%	07/22/68	GBP	1,720	3,620,473
Unsec’d. Notes
3.500%	01/22/45	GBP	900	1,572,685

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
4.500%	09/07/34	GBP	5,570	$10,231,438

TOTAL FOREIGN GOVERNMENT BONDS (cost $337,945,929)				344,109,123

MUNICIPAL BONDS — 0.5%
Puerto Rico — 0.5%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited, (d)
6.000%	07/01/39		1,120	669,200
6.000%	07/01/39		100	59,750
8.000%	07/01/35		690	418,313
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/33		5	3,963
5.250%	07/01/42		855	665,789
6.000%	07/01/38		5	4,069
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,
5.250%	08/01/41		430	111,263
5.375%	08/01/39		3,150	815,063
5.500%	08/01/28		25	6,469
6.000%	08/01/42		75	19,594
6.500%	08/01/44		2,605	687,069
6.750%	08/01/32		915	243,619

TOTAL MUNICIPAL BONDS (cost $5,169,799)				3,704,161

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A
3.350%(c)	04/25/37		1,569	1,367,722
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
1.409%(c)	10/19/36		2,835	2,385,670
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2
5.466%(c)	01/25/29		470	518,819
Fannie Mae REMICS, Series 2013-121, Class SA, IO
4.884%(c)	12/25/43		6,179	982,379
Series 2014-73, Class SA, IO
4.934%(c)	11/25/44		15,642	2,824,057
Series 2015-28, Class PS, IO
4.384%(c)	08/25/44		2,580	401,805
Series 2016-69, Class BS, IO
4.884%(c)	10/25/46		9,953	1,424,770
Freddie Mac REMICS, Series 3933, Class SK, IO
4.791%(c)	10/15/41		9,800	1,442,561
Series 4059, Class SP, IO
5.391%(c)	06/15/42		2,125	409,576
Series 4248, Class S, IO
4.841%(c)	09/15/43		875	146,628
Series 4286, Class SN, IO
4.841%(c)	12/15/43		17,930	3,042,167

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3
5.366%(c)	01/25/25	1,225	$1,328,818
Series 2015-HQA2, Class M3
6.016%(c)	05/25/28	1,770	2,045,055
Series 2016-DNA3, Class M3
6.216%(c)	12/25/28	650	745,833
Series 2016-DNA4, Class M3
5.016%(c)	03/25/29	400	433,141
Government National Mortgage Assoc., Series 2013-113, Class SD, IO
5.528%(c)	08/16/43	217	40,149
Series 2013-124, Class CS, IO
4.838%(c)	08/20/43	3,445	577,078
Series 2014-117, Class SJ, IO
4.388%(c)	08/20/44	9,886	1,486,426
Series 2014-158, Class SA, IO
4.428%(c)	10/16/44	4,672	714,862
GreenPoint MTA Trust, Series 2005-AR1, Class A2
1.656%(c)	06/25/45	1,925	1,739,626
Impac Secured Assets Trust, Series 2007-1, Class A2
1.376%(c)	03/25/37	458	386,740
IndyMac INDX Mortgage Loan Trust, Series 2006-AR8, Class A3A
1.446%(c)	07/25/46	2,610	2,433,382
JP Morgan Alternative Loan Trust, Series 2008-R2, Class A1, 144A
6.000%	11/25/36	2,086	1,735,805
Mortgage Repurchase Agreement Financing Trust, Series 2016-1, Class A1, 144A
2.017%(c)	04/10/19	2,500	2,500,283
Series 2016-1, Class A2, 144A
2.067%(c)	04/10/19	1,400	1,400,327
Series 2016-2, Class A, 144A
2.417%(c)	03/10/19	3,875	3,875,576
Series 2017-1, Class A1, 144A
1.967%(c)	07/10/19	1,100	1,100,462
Station Place Securitization Trust, Series 2015-2, Class A, 144A^
2.189%(c)	05/15/18	2,000	2,000,000
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 2A1
1.446%(c)	02/25/36	411	370,479
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR11, Class 2A
2.145%(c)	09/25/46	1,208	1,175,523
Series 2006-AR9, Class 1A
1.732%(c)	08/25/46	2,875	2,604,806

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $42,904,544)			43,640,525

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Home Loan Banks
2.625%	09/12/25	3,700	3,716,839

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		18	$19,192
4.000%	02/01/41		124	130,890
4.000%	02/01/41		73	76,797
4.000%	11/01/41		14	15,004
Federal National Mortgage Assoc.
3.500%	08/01/45		6,092	6,290,551
3.500%	TBA		33,000	33,893,320
4.000%	TBA		2,000	2,098,945
4.000%	TBA		4,000	4,204,844
5.000%	02/01/38		21	22,901
5.000%	02/01/38		18	19,783
Government National Mortgage Assoc.
4.000%	10/20/43		6,935	7,333,879
4.000%	05/20/45		82	86,460
4.000%	07/20/45		8,711	9,173,553
4.000%	08/20/45		3,101	3,266,763
4.000%	09/20/45		2,806	2,955,107
4.000%	10/20/45		3,892	4,098,812
4.000%	11/20/45		1,257	1,323,879
4.000%	01/20/46		5,108	5,378,833
4.000%	02/20/46		3,155	3,322,888
4.000%	03/20/46		4,827	5,083,195
4.000%	04/20/46		4,977	5,241,218
4.000%	05/20/46		1,710	1,801,078
4.000%	05/20/47		9,980	10,532,848
4.000%	06/20/47		10,000	10,557,226
4.000%	07/20/47	^	1,000	1,055,898
4.000%	TBA		4,000	4,209,062

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $126,496,908)				125,909,765

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Inflation Indexed Bonds
0.625%	01/15/26		4,000	4,141,998
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25		5,900	5,982,286
0.375%	07/15/23		5,044	5,333,506
U.S. Treasury Strips Coupon
2.341%(s)	11/15/36		2,230	1,299,265

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,177,746)				16,757,055

TOTAL LONG-TERM INVESTMENTS (cost $799,774,767)				808,848,856

			Shares
SHORT-TERM INVESTMENTS — 2.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)			17,141,518	17,141,518

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $1,944,766; includes $1,943,614 of cash collateral for securities on loan)(b)(w)	1,944,550	$1,944,745

TOTAL SHORT-TERM INVESTMENTS (cost $19,086,284)		19,086,263

TOTAL INVESTMENTS — 103.7% (cost $818,861,051)		827,935,119
Liabilities in excess of other assets(z) — (3.7)%		(29,420,402)

NET ASSETS — 100.0%		$798,514,717

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,055,898 and 0.4% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,899,116; cash collateral of $1,943,614 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
747	90 Day Sterling	Mar. 2018	$120,911,492	$120,911,492	$—
156	5 Year Euro-Bobl	Sep. 2017	23,681,260	23,465,747	(215,513)
37	10 Year Euro-Bund	Sep. 2017	6,950,111	6,840,567	(109,544)
34	10 Year U.K. Gilt	Sep. 2017	5,658,925	5,560,681	(98,244)
420	10 Year U.S. Treasury Notes	Sep. 2017	53,168,204	52,723,125	(445,079)
42	30 Year Euro Buxl	Sep. 2017	7,989,469	7,844,119	(145,350)
195	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	31,837,516	32,345,625	508,109
108	Euro-OAT	Sep. 2017	18,452,783	18,315,371	(137,412)

					(643,033)

Short Positions:
357	90 Day Euro Dollar	Dec. 2018	87,554,513	87,643,500	(88,987)
118	2 Year U.S. Treasury Notes	Sep. 2017	25,517,500	25,500,906	16,594
1,119	5 Year U.S. Treasury Notes	Sep. 2017	132,253,033	131,858,415	394,618
117	20 Year U.S. Treasury Bonds	Sep. 2017	17,881,840	17,981,437	(99,597)

					222,628

					$(420,405)

Cash of $1,702,116 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	12,676	$786,465	$760,034	$(26,431)
Expiring 07/13/17	Morgan Stanley	ARS	15,062	930,350	899,605	(30,745)
Expiring 07/13/17	Morgan Stanley	ARS	12,676	765,450	757,069	(8,381)
Australian Dollar,
Expiring 07/27/17	Morgan Stanley	AUD	543	411,854	417,025	5,171
Expiring 09/20/17	Morgan Stanley	AUD	2,432	1,839,930	1,867,271	27,341
Expiring 09/20/17	Morgan Stanley	AUD	2,430	1,841,296	1,865,735	24,439

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/20/17	Morgan Stanley	AUD	2,425	$1,839,908	$1,861,896	$21,988
Expiring 09/20/17	Morgan Stanley	AUD	2,400	1,825,700	1,842,969	17,269
Expiring 09/20/17	Morgan Stanley	AUD	2,061	1,564,020	1,582,617	18,597
Expiring 09/20/17	Morgan Stanley	AUD	1,234	944,273	947,410	3,137
Expiring 09/20/17	Morgan Stanley	AUD	1,221	918,790	937,475	18,685
Expiring 09/20/17	Morgan Stanley	AUD	1,218	918,265	935,171	16,906
Expiring 09/20/17	Morgan Stanley	AUD	1,217	919,231	934,404	15,173
Expiring 09/20/17	Morgan Stanley	AUD	1,217	920,551	934,403	13,852
Expiring 09/20/17	Morgan Stanley	AUD	1,215	919,808	932,867	13,059
Expiring 09/20/17	Morgan Stanley	AUD	1,215	919,969	932,868	12,899
Expiring 09/20/17	Morgan Stanley	AUD	1,211	919,639	929,796	10,157
Expiring 09/20/17	Morgan Stanley	AUD	1,209	919,432	928,260	8,828
Expiring 09/20/17	Morgan Stanley	AUD	1,209	921,135	928,261	7,126
Expiring 09/20/17	Morgan Stanley	AUD	488	367,532	374,682	7,150
Expiring 09/20/17	Morgan Stanley	AUD	487	367,646	373,915	6,269
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	6,153	1,861,894	1,854,992	(6,902)
Expiring 07/05/17	Morgan Stanley	BRL	6,116	1,842,000	1,843,874	1,874
Expiring 07/05/17	Morgan Stanley	BRL	6,053	1,836,000	1,824,851	(11,149)
Expiring 07/05/17	Morgan Stanley	BRL	5,975	1,811,941	1,801,384	(10,557)
Expiring 07/05/17	Morgan Stanley	BRL	3,081	920,000	928,814	8,814
Expiring 07/05/17	Morgan Stanley	BRL	3,055	919,000	921,016	2,016
Expiring 07/05/17	Morgan Stanley	BRL	3,053	920,000	920,492	492
Expiring 07/05/17	Morgan Stanley	BRL	3,052	920,000	920,216	216
Expiring 07/05/17	Morgan Stanley	BRL	3,052	920,000	920,076	76
Expiring 07/05/17	Morgan Stanley	BRL	2,446	736,000	737,504	1,504
Expiring 07/05/17	Morgan Stanley	BRL	1,229	368,000	370,562	2,562
Expiring 07/05/17	Morgan Stanley	BRL	1,213	368,000	365,806	(2,194)
Expiring 07/05/17	Morgan Stanley	BRL	1,213	368,000	365,600	(2,400)
Expiring 07/05/17	Morgan Stanley	BRL	1,210	367,000	364,950	(2,050)
Expiring 08/02/17	Morgan Stanley	BRL	28,214	8,517,467	8,452,677	(64,790)
Expiring 08/02/17	Morgan Stanley	BRL	1,221	367,000	365,753	(1,247)
British Pound,
Expiring 08/10/17	Morgan Stanley	GBP	509	645,661	663,836	18,175
Expiring 09/20/17	Morgan Stanley	GBP	1,020	1,292,213	1,331,922	39,709
Expiring 09/20/17	Morgan Stanley	GBP	764	965,304	997,301	31,997
Expiring 09/20/17	Morgan Stanley	GBP	730	923,627	953,238	29,611
Expiring 09/20/17	Morgan Stanley	GBP	730	923,654	953,237	29,583
Expiring 09/20/17	Morgan Stanley	GBP	729	922,768	951,932	29,164
Expiring 09/20/17	Morgan Stanley	GBP	729	923,093	951,932	28,839
Expiring 09/20/17	Morgan Stanley	GBP	708	921,037	924,510	3,473
Expiring 09/20/17	Morgan Stanley	GBP	292	368,924	381,295	12,371
Expiring 09/20/17	Morgan Stanley	GBP	288	367,131	376,488	9,357
Canadian Dollar,
Expiring 09/20/17	Morgan Stanley	CAD	31,854	23,763,161	24,595,622	832,461
Expiring 09/20/17	Morgan Stanley	CAD	1,712	1,288,000	1,321,898	33,898
Expiring 09/20/17	Morgan Stanley	CAD	1,710	1,287,000	1,320,578	33,578
Expiring 09/20/17	Morgan Stanley	CAD	1,469	1,103,000	1,134,350	31,350
Expiring 09/20/17	Morgan Stanley	CAD	1,222	920,000	943,234	23,234
Expiring 09/20/17	Morgan Stanley	CAD	1,221	920,000	942,454	22,454
Expiring 09/20/17	Morgan Stanley	CAD	1,201	918,000	927,207	9,207
Expiring 09/20/17	Morgan Stanley	CAD	1,194	918,000	921,721	3,721
Expiring 09/20/17	Morgan Stanley	CAD	959	735,000	740,124	5,124
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	243,513	368,819	366,801	(2,018)
Expiring 07/17/17	Morgan Stanley	CLP	242,851	368,000	365,654	(2,346)
Expiring 08/30/17	Morgan Stanley	CLP	1,225,417	1,845,396	1,842,821	(2,575)
Expiring 08/30/17	Morgan Stanley	CLP	486,031	731,325	730,909	(416)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Chilean Peso (continued),
Expiring 08/30/17	Morgan Stanley	CLP	393,127	$591,426	$591,197	$(229)
Expiring 08/30/17	Morgan Stanley	CLP	366,922	546,454	551,789	5,335
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	12,641	1,840,000	1,852,895	12,895
Expiring 09/20/17	Morgan Stanley	CNH	6,320	920,000	926,439	6,439
Expiring 09/20/17	Morgan Stanley	CNH	6,314	919,000	925,527	6,527
Expiring 09/20/17	Morgan Stanley	CNH	6,294	921,000	922,527	1,527
Expiring 09/20/17	Morgan Stanley	CNH	6,018	878,746	882,101	3,355
Expiring 09/20/17	Morgan Stanley	CNH	628	915,474	920,526	5,052
Expiring 09/28/17	Morgan Stanley	CNH	5,519	801,108	808,484	7,376
Colombian Peso,
Expiring 08/11/17	Morgan Stanley	COP	2,627,640	885,995	856,946	(29,049)
Expiring 08/11/17	Morgan Stanley	COP	1,598,453	544,711	521,300	(23,411)
Expiring 08/11/17	Morgan Stanley	COP	1,080,931	371,288	352,521	(18,767)
Expiring 08/11/17	Morgan Stanley	COP	1,044,233	355,665	340,553	(15,112)
Expiring 09/14/17	Morgan Stanley	COP	3,757,840	1,274,600	1,220,579	(54,021)
Expiring 09/14/17	Morgan Stanley	COP	1,054,508	342,262	342,514	252
Euro,
Expiring 08/24/17	Morgan Stanley	EUR	2,075	2,373,050	2,376,303	3,253
Expiring 08/24/17	Morgan Stanley	EUR	1,620	1,851,393	1,855,718	4,325
Expiring 09/20/17	Morgan Stanley	EUR	3,189	3,578,324	3,658,898	80,574
Expiring 09/20/17	Morgan Stanley	EUR	2,465	2,773,717	2,827,831	54,114
Expiring 09/20/17	Morgan Stanley	EUR	2,435	2,765,120	2,793,414	28,294
Expiring 09/20/17	Morgan Stanley	EUR	1,144	1,293,887	1,312,389	18,502
Expiring 09/20/17	Morgan Stanley	EUR	811	922,736	930,374	7,638
Expiring 09/20/17	Morgan Stanley	EUR	810	922,570	929,226	6,656
Expiring 09/20/17	Morgan Stanley	EUR	804	920,210	922,343	2,133
Expiring 09/20/17	Morgan Stanley	EUR	804	922,260	922,343	83
Expiring 09/20/17	Morgan Stanley	EUR	657	739,999	753,706	13,707
Expiring 09/20/17	Morgan Stanley	EUR	489	549,853	561,434	11,581
Expiring 09/20/17	Morgan Stanley	EUR	390	446,495	447,878	1,383
Expiring 09/20/17	Morgan Stanley	EUR	334	374,925	383,302	8,377
Expiring 09/20/17	Morgan Stanley	EUR	328	369,846	376,279	6,433
Expiring 09/20/17	Morgan Stanley	EUR	293	335,093	335,917	824
Hungarian Forint,
Expiring 09/20/17	Morgan Stanley	HUF	822,830	3,017,953	3,053,602	35,649
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	158,090	2,419,675	2,440,983	21,308
Expiring 07/14/17	Morgan Stanley	INR	120,650	1,828,037	1,862,906	34,869
Expiring 07/14/17	Morgan Stanley	INR	117,749	1,804,998	1,818,106	13,108
Expiring 07/14/17	Morgan Stanley	INR	114,805	1,768,815	1,772,648	3,833
Expiring 07/14/17	Morgan Stanley	INR	59,441	920,000	917,804	(2,196)
Expiring 07/14/17	Morgan Stanley	INR	59,434	920,000	917,689	(2,311)
Expiring 07/14/17	Morgan Stanley	INR	59,303	919,000	915,670	(3,330)
Expiring 07/14/17	Morgan Stanley	INR	59,266	918,000	915,099	(2,901)
Expiring 07/14/17	Morgan Stanley	INR	59,200	921,000	914,074	(6,926)
Expiring 07/14/17	Morgan Stanley	INR	37,565	556,145	580,021	23,876
Expiring 07/14/17	Morgan Stanley	INR	30,878	479,000	476,770	(2,230)
Expiring 07/20/17	Morgan Stanley	INR	23,844	368,000	367,846	(154)
Expiring 07/24/17	Morgan Stanley	INR	218,432	3,369,037	3,367,972	(1,065)
Expiring 07/24/17	Morgan Stanley	INR	59,491	921,000	917,286	(3,714)
Expiring 07/24/17	Morgan Stanley	INR	59,026	912,489	910,118	(2,371)
Expiring 07/31/17	Morgan Stanley	INR	119,076	1,842,000	1,834,249	(7,751)
Expiring 07/31/17	Morgan Stanley	INR	59,359	918,000	914,363	(3,637)
Indonesian Rupiah,
Expiring 08/25/17	Morgan Stanley	IDR	42,020,188	3,143,106	3,132,040	(11,066)
Expiring 08/25/17	Morgan Stanley	IDR	33,021,117	2,471,640	2,461,280	(10,360)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen,
Expiring 07/20/17	Morgan Stanley	JPY	1,563,939	$13,958,581	$13,917,544	$(41,037)
Expiring 09/20/17	Morgan Stanley	JPY	308,053	2,755,000	2,748,913	(6,087)
Expiring 09/20/17	Morgan Stanley	JPY	205,623	1,837,000	1,834,875	(2,125)
Expiring 09/20/17	Morgan Stanley	JPY	205,538	1,837,000	1,834,121	(2,879)
Expiring 09/20/17	Morgan Stanley	JPY	205,364	1,833,000	1,832,565	(435)
Expiring 09/20/17	Morgan Stanley	JPY	204,630	1,842,000	1,826,013	(15,987)
Expiring 09/20/17	Morgan Stanley	JPY	180,322	1,602,409	1,609,107	6,698
Expiring 09/20/17	Morgan Stanley	JPY	103,110	921,000	920,103	(897)
Expiring 09/20/17	Morgan Stanley	JPY	103,016	917,000	919,267	2,267
Expiring 09/20/17	Morgan Stanley	JPY	102,988	921,000	919,014	(1,986)
Expiring 09/20/17	Morgan Stanley	JPY	102,839	921,000	917,681	(3,319)
Expiring 09/20/17	Morgan Stanley	JPY	102,796	917,000	917,298	298
Expiring 09/20/17	Morgan Stanley	JPY	102,756	918,000	916,946	(1,054)
Expiring 09/20/17	Morgan Stanley	JPY	102,343	918,000	913,260	(4,740)
Expiring 09/20/17	Morgan Stanley	JPY	102,332	914,000	913,161	(839)
Expiring 09/20/17	Morgan Stanley	JPY	102,298	921,000	912,855	(8,145)
Expiring 09/20/17	Morgan Stanley	JPY	102,178	921,000	911,784	(9,216)
Expiring 09/20/17	Morgan Stanley	JPY	102,037	920,000	910,529	(9,471)
Expiring 09/20/17	Morgan Stanley	JPY	101,780	920,000	908,236	(11,764)
Expiring 09/20/17	Morgan Stanley	JPY	101,601	921,000	906,637	(14,363)
Expiring 09/20/17	Morgan Stanley	JPY	101,566	921,000	906,325	(14,675)
Expiring 09/20/17	Morgan Stanley	JPY	101,512	921,000	905,843	(15,157)
Expiring 09/20/17	Morgan Stanley	JPY	101,218	921,000	903,218	(17,782)
Expiring 09/20/17	Morgan Stanley	JPY	101,089	921,000	902,068	(18,932)
Expiring 09/20/17	Morgan Stanley	JPY	100,947	920,000	900,799	(19,201)
Expiring 09/20/17	Morgan Stanley	JPY	100,873	920,000	900,136	(19,864)
Expiring 09/20/17	Morgan Stanley	JPY	100,514	921,000	896,939	(24,061)
Expiring 09/20/17	Morgan Stanley	JPY	98,607	880,138	879,921	(217)
Expiring 09/20/17	Morgan Stanley	JPY	73,455	662,816	655,475	(7,341)
Expiring 09/20/17	Morgan Stanley	JPY	49,171	440,381	438,781	(1,600)
Expiring 09/20/17	Morgan Stanley	JPY	49,139	442,088	438,492	(3,596)
Expiring 09/20/17	Morgan Stanley	JPY	48,910	438,550	436,446	(2,104)
Expiring 09/20/17	Morgan Stanley	JPY	45,095	405,135	402,403	(2,732)
Expiring 09/20/17	Morgan Stanley	JPY	42,495	388,902	379,200	(9,702)
Expiring 09/20/17	Morgan Stanley	JPY	40,829	368,322	364,340	(3,982)
Malaysian Ringgit,
Expiring 07/05/17	Morgan Stanley	MYR	2,762	643,058	643,237	179
Expiring 07/27/17	Morgan Stanley	MYR	2,762	641,534	642,605	1,071
Expiring 07/27/17	Morgan Stanley	MYR	1,591	367,206	370,169	2,963
Mexican Peso,
Expiring 09/20/17	Morgan Stanley	MXN	146,462	7,939,202	7,964,778	25,576
Expiring 09/20/17	Morgan Stanley	MXN	36,913	2,017,000	2,007,361	(9,639)
Expiring 09/20/17	Morgan Stanley	MXN	16,785	921,000	912,773	(8,227)
Expiring 09/20/17	Morgan Stanley	MXN	16,729	917,000	909,751	(7,249)
Expiring 09/20/17	Morgan Stanley	MXN	16,712	921,000	908,814	(12,186)
Expiring 09/20/17	Morgan Stanley	MXN	9,771	533,435	531,331	(2,104)
Expiring 09/20/17	Morgan Stanley	MXN	7,018	381,248	381,626	378
Expiring 09/20/17	Morgan Stanley	MXN	6,803	368,000	369,961	1,961
Expiring 09/20/17	Morgan Stanley	MXN	6,788	368,000	369,151	1,151
Expiring 09/20/17	Morgan Stanley	MXN	6,755	368,000	367,324	(676)
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	27,822	920,000	914,952	(5,048)
Expiring 07/11/17	Morgan Stanley	TWD	12,256	397,137	403,032	5,895
Expiring 07/17/17	Morgan Stanley	TWD	55,457	1,842,000	1,824,084	(17,916)
Expiring 07/20/17	Morgan Stanley	TWD	28,007	919,000	921,303	2,303
Expiring 07/20/17	Morgan Stanley	TWD	27,970	919,000	920,078	1,078
Expiring 07/20/17	Morgan Stanley	TWD	27,904	920,000	917,902	(2,098)
Expiring 07/20/17	Morgan Stanley	TWD	27,882	920,000	917,181	(2,819)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 07/20/17	Morgan Stanley	TWD	10,719	$351,440	$352,604	$1,164
Expiring 08/17/17	Morgan Stanley	TWD	27,939	923,901	919,961	(3,940)
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	11,553	8,304,123	8,453,270	149,147
Expiring 09/20/17	Morgan Stanley	NZD	1,278	919,285	935,087	15,802
Expiring 09/20/17	Morgan Stanley	NZD	1,273	918,722	931,428	12,706
Expiring 09/20/17	Morgan Stanley	NZD	1,261	919,912	922,648	2,736
Expiring 09/20/17	Morgan Stanley	NZD	651	475,008	476,440	1,432
Expiring 09/20/17	Morgan Stanley	NZD	554	402,625	405,537	2,912
Expiring 09/20/17	Morgan Stanley	NZD	503	366,466	368,035	1,569
Expiring 09/20/17	Morgan Stanley	NZD	502	365,437	367,625	2,188
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	7,789	921,000	934,478	13,478
Expiring 09/20/17	Morgan Stanley	NOK	7,764	920,000	931,467	11,467
Peruvian Nuevo Sol,
Expiring 08/29/17	Morgan Stanley	PEN	2,990	902,850	915,288	12,438
Philippine Peso,
Expiring 07/31/17	Morgan Stanley	PHP	93,030	1,833,000	1,840,838	7,838
Expiring 09/14/17	Morgan Stanley	PHP	90,677	1,820,464	1,790,190	(30,274)
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	258,916	4,393,541	4,371,116	(22,425)
Expiring 07/20/17	Morgan Stanley	RUB	98,422	1,718,033	1,661,595	(56,438)
Expiring 07/20/17	Morgan Stanley	RUB	52,829	921,000	891,872	(29,128)
Expiring 07/20/17	Morgan Stanley	RUB	52,810	921,000	891,561	(29,439)
Expiring 07/20/17	Morgan Stanley	RUB	44,378	736,000	749,213	13,213
Expiring 07/20/17	Morgan Stanley	RUB	44,239	737,000	746,855	9,855
Expiring 07/20/17	Morgan Stanley	RUB	44,049	737,000	743,652	6,652
Expiring 07/20/17	Morgan Stanley	RUB	42,196	736,000	712,375	(23,625)
Expiring 07/20/17	Morgan Stanley	RUB	32,690	551,000	551,876	876
Expiring 07/20/17	Morgan Stanley	RUB	32,084	559,452	541,655	(17,797)
Expiring 07/20/17	Morgan Stanley	RUB	20,579	344,254	347,420	3,166
Expiring 07/20/17	Morgan Stanley	RUB	20,304	336,389	342,782	6,393
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	2,553	1,840,000	1,857,081	17,081
South African Rand,
Expiring 09/20/17	Morgan Stanley	ZAR	12,775	967,000	962,912	(4,088)
Expiring 09/20/17	Morgan Stanley	ZAR	6,462	496,781	487,027	(9,754)
Expiring 09/20/17	Morgan Stanley	ZAR	4,840	368,000	364,813	(3,187)
Expiring 09/20/17	Morgan Stanley	ZAR	4,817	367,000	363,042	(3,958)
Expiring 09/20/17	Morgan Stanley	ZAR	4,800	368,000	361,768	(6,232)
Expiring 09/20/17	Morgan Stanley	ZAR	4,794	368,000	361,309	(6,691)
Expiring 09/20/17	Morgan Stanley	ZAR	4,524	354,090	340,981	(13,109)
South Korean Won,
Expiring 07/12/17	Morgan Stanley	KRW	2,117,239	1,870,385	1,850,846	(19,539)
Expiring 07/12/17	Morgan Stanley	KRW	398,434	354,779	348,303	(6,476)
Expiring 07/13/17	Morgan Stanley	KRW	4,387,655	3,858,297	3,835,659	(22,638)
Expiring 07/13/17	Morgan Stanley	KRW	4,137,588	3,716,574	3,617,052	(99,522)
Expiring 07/13/17	Morgan Stanley	KRW	3,905,061	3,421,290	3,413,778	(7,512)
Expiring 07/13/17	Morgan Stanley	KRW	2,406,640	2,153,920	2,103,868	(50,052)
Expiring 07/13/17	Morgan Stanley	KRW	1,721,457	1,488,287	1,504,886	16,599
Expiring 07/13/17	Morgan Stanley	KRW	1,375,763	1,206,545	1,202,683	(3,862)
Expiring 07/13/17	Morgan Stanley	KRW	1,190,683	1,055,168	1,040,887	(14,281)
Expiring 07/20/17	Morgan Stanley	KRW	2,103,784	1,841,000	1,839,321	(1,679)
Expiring 07/20/17	Morgan Stanley	KRW	1,050,907	921,000	918,799	(2,201)
Expiring 07/20/17	Morgan Stanley	KRW	1,042,360	920,000	911,326	(8,674)
Expiring 07/20/17	Morgan Stanley	KRW	1,042,176	920,000	911,166	(8,834)
Expiring 07/20/17	Morgan Stanley	KRW	421,084	368,000	368,150	150
Expiring 07/20/17	Morgan Stanley	KRW	420,780	369,251	367,884	(1,367)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 07/26/17	Morgan Stanley	KRW	2,092,080	$1,840,000	$1,829,264	$(10,736)
Expiring 07/26/17	Morgan Stanley	KRW	1,047,880	920,000	916,241	(3,759)
Expiring 07/26/17	Morgan Stanley	KRW	1,045,427	921,000	914,096	(6,904)
Expiring 07/31/17	Morgan Stanley	KRW	631,171	551,000	551,922	922
Expiring 07/31/17	Morgan Stanley	KRW	87,254	76,098	76,299	201
Expiring 09/27/17	Morgan Stanley	KRW	4,577,087	4,035,520	4,005,952	(29,568)
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	5,121	590,402	610,710	20,308
Expiring 09/20/17	Morgan Stanley	SEK	3,533	405,936	421,344	15,408
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	11,197	3,094,720	3,108,011	13,291
Expiring 09/20/17	Morgan Stanley	TRY	3,310	921,000	918,896	(2,104)
Expiring 09/20/17	Morgan Stanley	TRY	3,296	921,000	914,806	(6,194)
Expiring 09/20/17	Morgan Stanley	TRY	3,296	921,000	914,806	(6,194)
Expiring 09/20/17	Morgan Stanley	TRY	3,294	921,000	914,295	(6,705)
Expiring 09/20/17	Morgan Stanley	TRY	3,291	918,000	913,635	(4,365)
Expiring 09/20/17	Morgan Stanley	TRY	1,999	552,000	554,867	2,867
Expiring 09/20/17	Morgan Stanley	TRY	1,337	368,000	371,169	3,169
Expiring 09/20/17	Morgan Stanley	TRY	1,329	368,000	368,876	876
Expiring 09/20/17	Morgan Stanley	TRY	1,320	368,000	366,485	(1,515)

				$304,517,848	$305,534,934	1,017,086

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	12,676	$768,234	$760,035	$8,199
Expiring 07/13/17	Morgan Stanley	ARS	11,893	736,000	710,299	25,701
Australian Dollar,
Expiring 07/27/17	Morgan Stanley	AUD	83,393	62,381,508	64,070,323	(1,688,815)
Expiring 07/27/17	Morgan Stanley	AUD	852	642,743	654,590	(11,847)
Expiring 09/20/17	Morgan Stanley	AUD	13,391	10,083,995	10,281,544	(197,549)
Expiring 09/20/17	Morgan Stanley	AUD	4,953	3,731,523	3,802,807	(71,284)
Expiring 09/20/17	Morgan Stanley	AUD	1,217	917,959	934,403	(16,444)
Expiring 09/20/17	Morgan Stanley	AUD	1,212	918,660	930,565	(11,905)
Expiring 09/20/17	Morgan Stanley	AUD	1,211	919,052	929,796	(10,744)
Expiring 09/20/17	Morgan Stanley	AUD	1,211	918,598	929,796	(11,198)
Expiring 09/20/17	Morgan Stanley	AUD	1,210	918,631	929,029	(10,398)
Expiring 09/20/17	Morgan Stanley	AUD	1,195	915,860	917,512	(1,652)
Expiring 09/20/17	Morgan Stanley	AUD	1,194	916,138	916,744	(606)
Expiring 09/20/17	Morgan Stanley	AUD	724	549,853	555,615	(5,762)
Expiring 09/20/17	Morgan Stanley	AUD	484	367,131	371,242	(4,111)
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	28,214	8,570,378	8,506,489	63,889
Expiring 07/05/17	Morgan Stanley	BRL	4,249	1,286,000	1,280,989	5,011
Expiring 07/05/17	Morgan Stanley	BRL	4,210	1,283,000	1,269,335	13,665
Expiring 07/05/17	Morgan Stanley	BRL	3,050	921,000	919,438	1,562
Expiring 07/05/17	Morgan Stanley	BRL	2,988	913,000	900,964	12,036
Expiring 07/05/17	Morgan Stanley	BRL	2,982	913,000	899,111	13,889
Expiring 07/05/17	Morgan Stanley	BRL	1,206	367,000	363,694	3,306
Expiring 09/05/17	Morgan Stanley	BRL	7,565	2,260,233	2,251,459	8,774
British Pound,
Expiring 08/10/17	Morgan Stanley	GBP	20,102	25,647,377	26,216,276	(568,899)
Expiring 09/20/17	Morgan Stanley	GBP	13,328	17,010,694	17,403,943	(393,249)
Expiring 09/20/17	Morgan Stanley	GBP	5,830	7,417,061	7,612,983	(195,922)
Expiring 09/20/17	Morgan Stanley	GBP	2,118	2,757,392	2,765,695	(8,303)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 09/20/17	Morgan Stanley	GBP	1,684	$2,193,000	$2,199,528	$(6,528)
Expiring 09/20/17	Morgan Stanley	GBP	1,448	1,843,362	1,890,806	(47,444)
Expiring 09/20/17	Morgan Stanley	GBP	726	922,274	948,014	(25,740)
Expiring 09/20/17	Morgan Stanley	GBP	725	922,178	946,709	(24,531)
Expiring 09/20/17	Morgan Stanley	GBP	723	922,967	944,097	(21,130)
Expiring 09/20/17	Morgan Stanley	GBP	723	922,331	944,097	(21,766)
Expiring 09/20/17	Morgan Stanley	GBP	721	924,106	941,486	(17,380)
Expiring 09/20/17	Morgan Stanley	GBP	721	923,688	941,486	(17,798)
Expiring 09/20/17	Morgan Stanley	GBP	721	923,561	941,486	(17,925)
Expiring 09/20/17	Morgan Stanley	GBP	709	921,260	925,815	(4,555)
Expiring 09/20/17	Morgan Stanley	GBP	430	552,518	561,496	(8,978)
Expiring 09/20/17	Morgan Stanley	GBP	366	475,008	477,412	(2,404)
Expiring 09/20/17	Morgan Stanley	GBP	289	369,609	377,377	(7,768)
Expiring 09/20/17	Morgan Stanley	GBP	289	368,602	377,378	(8,776)
Canadian Dollar,
Expiring 07/14/17	Morgan Stanley	CAD	25,207	18,517,170	19,443,625	(926,455)
Expiring 09/20/17	Morgan Stanley	CAD	8,795	6,641,445	6,791,055	(149,610)
Expiring 09/20/17	Morgan Stanley	CAD	3,621	2,740,000	2,796,053	(56,053)
Expiring 09/20/17	Morgan Stanley	CAD	2,437	1,840,000	1,881,939	(41,939)
Expiring 09/20/17	Morgan Stanley	CAD	2,432	1,840,000	1,877,819	(37,819)
Expiring 09/20/17	Morgan Stanley	CAD	2,432	1,842,000	1,877,485	(35,485)
Expiring 09/20/17	Morgan Stanley	CAD	2,432	1,840,000	1,877,485	(37,485)
Expiring 09/20/17	Morgan Stanley	CAD	2,388	1,810,870	1,843,630	(32,760)
Expiring 09/20/17	Morgan Stanley	CAD	2,308	1,743,611	1,782,424	(38,813)
Expiring 09/20/17	Morgan Stanley	CAD	1,222	921,000	943,486	(22,486)
Expiring 09/20/17	Morgan Stanley	CAD	1,221	921,000	942,512	(21,512)
Expiring 09/20/17	Morgan Stanley	CAD	1,220	921,000	942,021	(21,021)
Expiring 09/20/17	Morgan Stanley	CAD	1,218	921,000	940,752	(19,752)
Expiring 09/20/17	Morgan Stanley	CAD	1,218	920,000	940,568	(20,568)
Expiring 09/20/17	Morgan Stanley	CAD	1,216	920,000	938,576	(18,576)
Expiring 09/20/17	Morgan Stanley	CAD	1,215	920,000	938,363	(18,363)
Expiring 09/20/17	Morgan Stanley	CAD	1,215	921,000	937,939	(16,939)
Expiring 09/20/17	Morgan Stanley	CAD	1,215	920,000	937,858	(17,858)
Expiring 09/20/17	Morgan Stanley	CAD	1,160	879,555	895,963	(16,408)
Expiring 09/20/17	Morgan Stanley	CAD	1,008	759,088	778,283	(19,195)
Expiring 09/20/17	Morgan Stanley	CAD	626	476,594	483,140	(6,546)
Expiring 09/20/17	Morgan Stanley	CAD	568	437,600	438,200	(600)
Expiring 09/20/17	Morgan Stanley	CAD	488	368,000	376,695	(8,695)
Expiring 09/20/17	Morgan Stanley	CAD	486	367,275	375,017	(7,742)
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	243,513	368,000	366,801	1,199
Expiring 07/17/17	Morgan Stanley	CLP	490,214	737,000	738,103	(1,103)
Expiring 07/17/17	Morgan Stanley	CLP	366,406	552,000	551,689	311
Expiring 07/24/17	Morgan Stanley	CLP	243,027	368,000	365,846	2,154
Expiring 07/24/17	Morgan Stanley	CLP	239,961	362,259	361,229	1,030
Expiring 08/30/17	Morgan Stanley	CLP	244,554	368,000	367,769	231
Expiring 08/30/17	Morgan Stanley	CLP	244,002	368,000	366,939	1,061
Expiring 08/30/17	Morgan Stanley	CLP	243,874	368,000	366,745	1,255
Expiring 08/30/17	Morgan Stanley	CLP	243,513	368,150	366,202	1,948
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	12,461	1,828,000	1,826,593	1,407
Expiring 09/20/17	Morgan Stanley	CNH	6,330	921,000	927,836	(6,836)
Expiring 09/20/17	Morgan Stanley	CNH	6,321	921,000	926,478	(5,478)
Expiring 09/20/17	Morgan Stanley	CNH	6,268	917,000	918,768	(1,768)
Expiring 09/20/17	Morgan Stanley	CNH	5,704	833,645	836,034	(2,389)
Expiring 09/20/17	Morgan Stanley	CNH	2,522	3,678,474	3,697,207	(18,733)
Expiring 09/20/17	Morgan Stanley	CNH	2,266	332,942	332,105	837

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 08/11/17	Morgan Stanley	COP	2,336,890	$800,442	$762,124	$38,318
Expiring 09/14/17	Morgan Stanley	COP	1,059,703	357,223	344,199	13,024
Danish Krone,
Expiring 08/30/17	Morgan Stanley	DKK	6,721	1,013,901	1,035,856	(21,955)
Euro,
Expiring 08/24/17	Morgan Stanley	EUR	86,877	98,289,163	99,517,589	(1,228,426)
Expiring 09/20/17	Morgan Stanley	EUR	4,582	5,133,248	5,256,045	(122,797)
Expiring 09/20/17	Morgan Stanley	EUR	2,706	3,040,682	3,104,460	(63,778)
Expiring 09/20/17	Morgan Stanley	EUR	2,426	2,768,406	2,783,090	(14,684)
Expiring 09/20/17	Morgan Stanley	EUR	1,648	1,860,785	1,890,912	(30,127)
Expiring 09/20/17	Morgan Stanley	EUR	1,614	1,845,025	1,851,570	(6,545)
Expiring 09/20/17	Morgan Stanley	EUR	833	955,580	955,453	127
Expiring 09/20/17	Morgan Stanley	EUR	826	925,013	947,582	(22,569)
Expiring 09/20/17	Morgan Stanley	EUR	822	924,290	942,993	(18,703)
Expiring 09/20/17	Morgan Stanley	EUR	818	926,604	937,831	(11,227)
Expiring 09/20/17	Morgan Stanley	EUR	816	924,410	936,110	(11,700)
Expiring 09/20/17	Morgan Stanley	EUR	808	922,131	926,932	(4,801)
Expiring 09/20/17	Morgan Stanley	EUR	807	922,441	925,784	(3,343)
Expiring 09/20/17	Morgan Stanley	EUR	802	901,179	919,934	(18,755)
Expiring 09/20/17	Morgan Stanley	EUR	659	739,148	756,001	(16,853)
Expiring 09/20/17	Morgan Stanley	EUR	415	475,008	475,507	(499)
Expiring 09/20/17	Morgan Stanley	EUR	390	447,392	447,877	(485)
Expiring 09/20/17	Morgan Stanley	EUR	329	369,779	377,427	(7,648)
Expiring 09/20/17	Morgan Stanley	EUR	293	335,904	335,917	(13)
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	12,499	1,614,103	1,604,890	9,213
Expiring 10/03/17	Morgan Stanley	HKD	31,751	4,098,175	4,077,275	20,900
Expiring 10/10/17	Morgan Stanley	HKD	25,651	3,311,000	3,294,308	16,692
Expiring 03/27/18	Morgan Stanley	HKD	25,409	3,285,293	3,270,698	14,595
Expiring 03/27/18	Morgan Stanley	HKD	20,908	2,703,000	2,691,322	11,678
Expiring 03/27/18	Morgan Stanley	HKD	14,888	1,925,184	1,916,487	8,697
Expiring 03/27/18	Morgan Stanley	HKD	14,264	1,842,000	1,836,159	5,841
Expiring 03/27/18	Morgan Stanley	HKD	9,335	1,206,660	1,201,633	5,027
Expiring 05/11/18	Morgan Stanley	HKD	28,134	3,632,000	3,623,186	8,814
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	217,359	3,367,820	3,356,137	11,683
Expiring 07/14/17	Morgan Stanley	INR	123,128	1,880,510	1,901,164	(20,654)
Expiring 07/14/17	Morgan Stanley	INR	61,260	933,606	945,883	(12,277)
Expiring 07/14/17	Morgan Stanley	INR	31,990	470,295	493,934	(23,639)
Expiring 07/20/17	Morgan Stanley	INR	23,778	368,000	366,830	1,170
Expiring 07/24/17	Morgan Stanley	INR	59,449	917,684	916,637	1,047
Indonesian Rupiah,
Expiring 07/21/17	Morgan Stanley	IDR	12,263,600	920,000	917,859	2,141
Expiring 07/31/17	Morgan Stanley	IDR	12,825,220	961,209	958,747	2,462
Expiring 08/25/17	Morgan Stanley	IDR	12,006,593	896,248	894,930	1,318
Israeli Shekel,
Expiring 08/17/17	Morgan Stanley	ILS	2,535	721,106	727,994	(6,888)
Japanese Yen,
Expiring 07/20/17	Morgan Stanley	JPY	16,070,215	144,920,324	143,009,363	1,910,961
Expiring 09/20/17	Morgan Stanley	JPY	3,709,474	33,834,295	33,101,502	732,793
Expiring 09/20/17	Morgan Stanley	JPY	307,491	2,750,000	2,743,899	6,101
Expiring 09/20/17	Morgan Stanley	JPY	204,738	1,833,000	1,826,979	6,021
Expiring 09/20/17	Morgan Stanley	JPY	204,010	1,840,000	1,820,484	19,516
Expiring 09/20/17	Morgan Stanley	JPY	146,954	1,316,358	1,311,347	5,011
Expiring 09/20/17	Morgan Stanley	JPY	102,561	917,000	915,205	1,795
Expiring 09/20/17	Morgan Stanley	JPY	102,488	921,000	914,552	6,448
Expiring 09/20/17	Morgan Stanley	JPY	102,412	917,000	913,873	3,127
Expiring 09/20/17	Morgan Stanley	JPY	100,282	921,000	894,863	26,137

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 09/20/17	Morgan Stanley	JPY	99,958	$921,000	$891,975	$29,025
Expiring 09/20/17	Morgan Stanley	JPY	61,698	550,000	550,564	(564)
Malaysian Ringgit,
Expiring 08/17/17	Morgan Stanley	MYR	1,622	374,269	376,962	(2,693)
Mexican Peso,
Expiring 08/25/17	Morgan Stanley	MXN	37,751	2,093,218	2,061,160	32,058
Expiring 09/20/17	Morgan Stanley	MXN	16,895	921,000	918,771	2,229
Expiring 09/20/17	Morgan Stanley	MXN	16,877	921,000	917,793	3,207
Expiring 09/20/17	Morgan Stanley	MXN	16,804	921,000	913,835	7,165
Expiring 09/20/17	Morgan Stanley	MXN	16,765	920,000	911,712	8,288
Expiring 09/20/17	Morgan Stanley	MXN	16,688	918,000	907,493	10,507
Expiring 09/20/17	Morgan Stanley	MXN	16,610	917,000	903,254	13,746
Expiring 09/20/17	Morgan Stanley	MXN	15,523	845,110	844,143	967
Expiring 09/20/17	Morgan Stanley	MXN	13,439	736,000	730,836	5,164
Expiring 09/20/17	Morgan Stanley	MXN	6,779	368,000	368,672	(672)
Expiring 09/20/17	Morgan Stanley	MXN	6,732	368,000	366,094	1,906
Expiring 09/20/17	Morgan Stanley	MXN	6,722	368,000	365,528	2,472
Expiring 09/20/17	Morgan Stanley	MXN	6,711	368,000	364,956	3,044
Expiring 09/20/17	Morgan Stanley	MXN	6,703	368,000	364,533	3,467
Expiring 09/20/17	Morgan Stanley	MXN	6,676	367,000	363,033	3,967
Expiring 09/20/17	Morgan Stanley	MXN	5,999	328,192	326,251	1,941
Expiring 09/20/17	Morgan Stanley	MXN	3,379	184,000	183,752	248
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	40,738	1,352,883	1,339,686	13,197
Expiring 07/11/17	Morgan Stanley	TWD	28,251	923,525	929,033	(5,508)
Expiring 07/11/17	Morgan Stanley	TWD	25,143	825,166	826,831	(1,665)
Expiring 07/11/17	Morgan Stanley	TWD	10,127	335,045	333,044	2,001
Expiring 07/19/17	Morgan Stanley	TWD	27,928	921,000	918,671	2,329
Expiring 07/20/17	Morgan Stanley	TWD	28,007	921,000	921,293	(293)
Expiring 07/31/17	Morgan Stanley	TWD	39,210	1,286,000	1,290,320	(4,320)
Expiring 07/31/17	Morgan Stanley	TWD	27,980	918,000	920,764	(2,764)
Expiring 07/31/17	Morgan Stanley	TWD	11,158	367,000	367,170	(170)
Expiring 08/17/17	Morgan Stanley	TWD	208,466	6,832,716	6,864,326	(31,610)
Expiring 08/30/17	Morgan Stanley	TWD	82,406	2,739,094	2,714,716	24,378
Expiring 09/11/17	Morgan Stanley	TWD	242,841	8,085,275	8,004,216	81,059
Expiring 09/29/17	Morgan Stanley	TWD	74,834	2,481,468	2,468,530	12,938
Expiring 09/29/17	Morgan Stanley	TWD	27,376	908,060	903,056	5,004
Expiring 10/20/17	Morgan Stanley	TWD	84,629	2,806,183	2,794,441	11,742
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	3,819	2,751,704	2,794,284	(42,580)
Expiring 09/20/17	Morgan Stanley	NZD	2,548	1,834,789	1,864,319	(29,530)
Expiring 09/20/17	Morgan Stanley	NZD	2,538	1,838,375	1,857,003	(18,628)
Expiring 09/20/17	Morgan Stanley	NZD	1,274	917,993	932,159	(14,166)
Expiring 09/20/17	Morgan Stanley	NZD	1,272	919,321	930,696	(11,375)
Expiring 09/20/17	Morgan Stanley	NZD	1,271	919,111	929,965	(10,854)
Expiring 09/20/17	Morgan Stanley	NZD	1,270	918,211	929,233	(11,022)
Expiring 09/20/17	Morgan Stanley	NZD	1,270	917,486	929,233	(11,747)
Expiring 09/20/17	Morgan Stanley	NZD	1,269	919,238	928,501	(9,263)
Expiring 09/20/17	Morgan Stanley	NZD	1,268	919,219	927,770	(8,551)
Expiring 09/20/17	Morgan Stanley	NZD	1,267	918,296	927,038	(8,742)
Expiring 09/20/17	Morgan Stanley	NZD	1,263	918,517	924,111	(5,594)
Expiring 09/20/17	Morgan Stanley	NZD	959	697,089	701,629	(4,540)
Expiring 09/20/17	Morgan Stanley	NZD	710	513,196	519,612	(6,416)
Expiring 09/20/17	Morgan Stanley	NZD	678	493,354	496,294	(2,940)
Expiring 09/20/17	Morgan Stanley	NZD	608	440,372	444,693	(4,321)
Expiring 09/20/17	Morgan Stanley	NZD	554	403,876	405,298	(1,422)
Expiring 09/20/17	Morgan Stanley	NZD	509	367,666	372,425	(4,759)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	3,108	$367,240	$372,848	$(5,608)
Polish Zloty,
Expiring 08/30/17	Morgan Stanley	PLN	5,590	1,489,052	1,507,904	(18,852)
Expiring 09/20/17	Morgan Stanley	PLN	3,322	879,469	896,035	(16,566)
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	192,621	3,374,576	3,251,899	122,677
Expiring 07/20/17	Morgan Stanley	RUB	105,152	1,834,000	1,775,211	58,789
Expiring 07/20/17	Morgan Stanley	RUB	53,312	921,000	900,035	20,965
Expiring 07/20/17	Morgan Stanley	RUB	53,303	921,000	899,875	21,125
Expiring 07/20/17	Morgan Stanley	RUB	52,162	913,308	880,623	32,685
Expiring 07/20/17	Morgan Stanley	RUB	43,304	736,000	731,068	4,932
Expiring 07/20/17	Morgan Stanley	RUB	32,698	550,000	552,012	(2,012)
Expiring 07/20/17	Morgan Stanley	RUB	21,715	368,000	366,595	1,405
Expiring 07/20/17	Morgan Stanley	RUB	21,344	368,000	360,341	7,659
Expiring 07/20/17	Morgan Stanley	RUB	20,931	364,298	353,361	10,937
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	2,545	1,840,000	1,851,226	(11,226)
Expiring 09/20/17	Morgan Stanley	SGD	1,154	832,957	839,078	(6,121)
Expiring 09/20/17	Morgan Stanley	SGD	650	469,839	472,610	(2,771)
South African Rand,
Expiring 08/17/17	Morgan Stanley	ZAR	23,603	1,850,844	1,788,858	61,986
Expiring 09/20/17	Morgan Stanley	ZAR	19,218	1,473,000	1,448,536	24,464
Expiring 09/20/17	Morgan Stanley	ZAR	4,885	368,000	368,231	(231)
Expiring 09/20/17	Morgan Stanley	ZAR	4,870	367,000	367,092	(92)
Expiring 09/20/17	Morgan Stanley	ZAR	4,861	368,000	366,361	1,639
Expiring 09/20/17	Morgan Stanley	ZAR	4,850	368,000	365,546	2,454
Expiring 09/20/17	Morgan Stanley	ZAR	4,533	347,429	341,673	5,756
South Korean Won,
Expiring 07/12/17	Morgan Stanley	KRW	2,443,883	2,164,740	2,136,392	28,348
Expiring 07/13/17	Morgan Stanley	KRW	6,880,215	6,131,990	6,014,639	117,351
Expiring 07/13/17	Morgan Stanley	KRW	3,957,164	3,462,510	3,459,327	3,183
Expiring 07/13/17	Morgan Stanley	KRW	3,301,918	2,939,270	2,886,514	52,756
Expiring 07/13/17	Morgan Stanley	KRW	3,018,717	2,659,896	2,638,941	20,955
Expiring 07/13/17	Morgan Stanley	KRW	2,513,598	2,202,168	2,197,371	4,797
Expiring 07/13/17	Morgan Stanley	KRW	1,441,801	1,290,791	1,260,413	30,378
Expiring 07/13/17	Morgan Stanley	KRW	408,454	360,380	357,068	3,312
Expiring 07/17/17	Morgan Stanley	KRW	1,030,520	920,000	900,931	19,069
Expiring 07/19/17	Morgan Stanley	KRW	1,040,270	921,000	909,484	11,516
Expiring 07/19/17	Morgan Stanley	KRW	576,406	507,623	503,939	3,684
Expiring 07/20/17	Morgan Stanley	KRW	1,047,449	921,000	915,775	5,225
Expiring 07/26/17	Morgan Stanley	KRW	416,870	368,000	364,501	3,499
Expiring 07/31/17	Morgan Stanley	KRW	993,825	867,969	869,042	(1,073)
Expiring 07/31/17	Morgan Stanley	KRW	419,236	367,000	366,598	402
Expiring 08/24/17	Morgan Stanley	KRW	7,653,090	6,805,771	6,694,055	111,716
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	3,420	403,749	407,876	(4,127)
Expiring 09/20/17	Morgan Stanley	SEK	3,150	367,618	375,650	(8,032)
Swiss Franc,
Expiring 08/30/17	Morgan Stanley	CHF	1,453	1,499,553	1,521,252	(21,699)
Expiring 09/20/17	Morgan Stanley	CHF	3,508	3,673,000	3,678,507	(5,507)
Thai Baht,
Expiring 08/23/17	Morgan Stanley	THB	114,574	3,315,119	3,372,834	(57,715)

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	3,158	$879,796	$876,651	$3,145
Expiring 09/20/17	Morgan Stanley	TRY	1,993	552,000	553,252	(1,252)
Expiring 09/20/17	Morgan Stanley	TRY	1,325	367,000	367,883	(883)
Expiring 09/20/17	Morgan Stanley	TRY	1,325	367,000	367,710	(710)

				$710,750,758	$713,773,728	(3,022,970)

						$(2,005,884)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/20/17	Buy	AUD	2,392	NZD	2,509	$964	Morgan Stanley
09/20/17	Buy	CHF	8,383	EUR	7,729	(77,616)	Morgan Stanley
07/03/17	Buy	CZK	17,432	EUR	661	7,256	Morgan Stanley
07/03/17	Buy	CZK	45,209	EUR	1,687	50,119	Morgan Stanley
07/10/17	Buy	CZK	22,652	EUR	843	27,827	Morgan Stanley
09/20/17	Buy	CZK	16,488	EUR	628	4,291	Morgan Stanley
09/20/17	Buy	CZK	21,062	EUR	803	4,832	Morgan Stanley
09/20/17	Buy	CZK	21,609	EUR	824	4,802	Morgan Stanley
09/20/17	Buy	CZK	21,673	EUR	825	6,451	Morgan Stanley
09/20/17	Buy	CZK	21,712	EUR	827	5,876	Morgan Stanley
09/20/17	Buy	CZK	22,948	EUR	862	20,066	Morgan Stanley
09/20/17	Buy	CZK	59,047	EUR	2,209	61,807	Morgan Stanley
09/20/17	Buy	CZK	62,641	EUR	2,384	19,073	Morgan Stanley
09/21/17	Buy	CZK	19,966	EUR	747	20,867	Morgan Stanley
09/21/17	Buy	CZK	51,882	EUR	1,941	54,849	Morgan Stanley
10/03/17	Buy	CZK	22,661	EUR	842	30,644	Morgan Stanley
10/03/17	Buy	CZK	22,719	EUR	844	30,902	Morgan Stanley
11/09/17	Buy	CZK	44,563	EUR	1,669	47,326	Morgan Stanley
11/21/17	Buy	CZK	22,450	EUR	839	25,916	Morgan Stanley
11/21/17	Buy	CZK	54,375	EUR	2,033	63,121	Morgan Stanley
11/22/17	Buy	CZK	22,463	EUR	839	26,576	Morgan Stanley
01/03/18	Buy	CZK	22,679	EUR	852	22,506	Morgan Stanley
01/03/18	Buy	CZK	23,238	EUR	871	25,403	Morgan Stanley
01/03/18	Buy	CZK	23,280	EUR	872	26,109	Morgan Stanley
01/03/18	Buy	CZK	23,803	EUR	892	26,213	Morgan Stanley
07/03/17	Buy	EUR	2,383	CZK	62,641	(17,818)	Morgan Stanley
09/20/17	Buy	EUR	223	CZK	5,854	(2,079)	Morgan Stanley
09/20/17	Buy	EUR	328	AUD	487	2,326	Morgan Stanley
09/20/17	Buy	EUR	329	PLN	1,396	827	Morgan Stanley
09/20/17	Buy	EUR	337	PLN	1,432	711	Morgan Stanley
09/20/17	Buy	EUR	386	SEK	3,747	(4,073)	Morgan Stanley
09/20/17	Buy	EUR	392	CAD	582	(82)	Morgan Stanley
09/20/17	Buy	EUR	395	CZK	10,346	(1,739)	Morgan Stanley
09/20/17	Buy	EUR	419	CZK	10,962	(1,371)	Morgan Stanley
09/20/17	Buy	EUR	495	NOK	4,717	1,959	Morgan Stanley
09/20/17	Buy	EUR	613	HUF	189,616	(444)	Morgan Stanley
09/20/17	Buy	EUR	757	PLN	3,209	2,778	Morgan Stanley
09/20/17	Buy	EUR	804	SEK	7,763	(3,546)	Morgan Stanley
09/20/17	Buy	EUR	821	CHF	891	7,690	Morgan Stanley
09/20/17	Buy	EUR	822	GBP	721	1,903	Morgan Stanley
09/20/17	Buy	EUR	826	PLN	3,506	1,909	Morgan Stanley
09/20/17	Buy	EUR	826	NOK	7,897	160	Morgan Stanley
09/20/17	Buy	EUR	852	PLN	3,614	2,048	Morgan Stanley
09/20/17	Buy	EUR	884	PLN	3,743	4,406	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2017 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
09/20/17	Buy	EUR	965	SEK	9,309	$(3,151)	Morgan Stanley
09/20/17	Buy	EUR	1,019	CZK	26,608	(684)	Morgan Stanley
09/20/17	Buy	EUR	1,199	SEK	11,537	(166)	Morgan Stanley
09/20/17	Buy	EUR	1,607	SEK	15,486	(3,388)	Morgan Stanley
09/20/17	Buy	EUR	1,765	SEK	17,059	(9,720)	Morgan Stanley
09/20/17	Buy	EUR	2,133	SEK	20,701	(21,582)	Morgan Stanley
09/20/17	Buy	EUR	2,409	SEK	23,268	(11,413)	Morgan Stanley
09/20/17	Buy	EUR	2,722	CZK	71,180	(6,936)	Morgan Stanley
09/20/17	Buy	EUR	3,220	CHF	3,519	4,352	Morgan Stanley
09/20/17	Buy	EUR	5,615	JPY	693,293	255,224	Morgan Stanley
09/20/17	Buy	GBP	577	CAD	972	2,353	Morgan Stanley
09/20/17	Buy	GBP	588	EUR	662	7,462	Morgan Stanley
09/20/17	Buy	HUF	118,001	EUR	383	(1,172)	Morgan Stanley
09/20/17	Buy	HUF	255,292	EUR	826	(168)	Morgan Stanley
09/20/17	Buy	JPY	103,104	EUR	816	(16,064)	Morgan Stanley
09/20/17	Buy	JPY	104,383	EUR	835	(25,928)	Morgan Stanley
09/20/17	Buy	JPY	319,113	EUR	2,553	(81,583)	Morgan Stanley
09/20/17	Buy	NOK	3,739	EUR	390	820	Morgan Stanley
09/20/17	Buy	NOK	7,693	EUR	803	1,707	Morgan Stanley
09/20/17	Buy	NOK	12,562	CAD	1,948	3,276	Morgan Stanley
09/20/17	Buy	NOK	15,405	CHF	1,756	7,109	Morgan Stanley
09/20/17	Buy	NOK	18,505	EUR	1,926	10,587	Morgan Stanley
09/20/17	Buy	NOK	23,164	EUR	2,408	16,631	Morgan Stanley
09/20/17	Buy	NOK	29,108	CAD	4,544	(16,394)	Morgan Stanley
09/20/17	Buy	NOK	105,468	EUR	11,101	(81,821)	Morgan Stanley
09/20/17	Buy	NOK	105,848	EUR	111,633	(107,593)	Morgan Stanley
09/20/17	Buy	NZD	2,548	CAD	2,433	(13,691)	Morgan Stanley
09/20/17	Buy	PLN	242	EUR	57	(205)	Morgan Stanley
09/20/17	Buy	PLN	1,135	EUR	266	710	Morgan Stanley
09/20/17	Buy	PLN	2,254	EUR	531	(1,590)	Morgan Stanley
09/20/17	Buy	PLN	6,930	EUR	1,638	(9,551)	Morgan Stanley
09/20/17	Buy	PLN	7,042	EUR	1,652	4,392	Morgan Stanley
09/20/17	Buy	PLN	8,315	EUR	1,973	(20,351)	Morgan Stanley
09/20/17	Buy	PLN	50,491	EUR	11,982	(124,977)	Morgan Stanley
09/20/17	Buy	PLN	50,747	EUR	12,042	(125,120)	Morgan Stanley
09/20/17	Buy	SEK	3,194	EUR	328	4,709	Morgan Stanley
09/20/17	Buy	SEK	3,503	EUR	359	5,933	Morgan Stanley
09/20/17	Buy	SEK	4,515	EUR	463	7,593	Morgan Stanley
09/20/17	Buy	SEK	7,989	EUR	817	15,539	Morgan Stanley
09/20/17	Buy	SEK	8,016	EUR	822	13,001	Morgan Stanley
09/20/17	Buy	SEK	8,031	EUR	823	13,723	Morgan Stanley
09/20/17	Buy	SEK	8,050	EUR	824	14,825	Morgan Stanley
09/20/17	Buy	SEK	8,073	EUR	826	15,208	Morgan Stanley
09/20/17	Buy	SEK	8,096	EUR	828	15,630	Morgan Stanley
09/20/17	Buy	SEK	10,753	NOK	10,454	28,326	Morgan Stanley
09/20/17	Buy	SEK	63,334	EUR	6,478	122,324	Morgan Stanley
09/20/17	Buy	SEK	124,345	EUR	12,781	167,821	Morgan Stanley
09/20/17	Buy	SEK	124,474	EUR	12,780	184,088	Morgan Stanley

						$771,840

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Republic of China	12/20/20	1.000%	27,520	0.474%	$(499,070)	$216,981	$ (716,051)	Citigroup Global Markets

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.EM.27.V1	06/20/22	1.000%	47,990	$2,487,042	$2,178,803	$ (308,239)
CDX.NA.HY.28.V1	06/20/22	5.000%	11,010	(856,067)	(778,952)	77,115

				$1,630,975	$1,399,851	$ (231,124)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	2,050	01/15/27	3.630%	U.K. Retail Prices Index(1)	$12,731	$(61,394)	$(74,125)
GBP	2,000	03/15/27	3.530%	U.K. Retail Prices Index(1)	953	(26,340)	(27,293)
GBP	2,140	06/15/27	3.364%	U.K. Retail Prices Index(2)	—	(22,024)	(22,024)
GBP	2,980	09/15/31	3.230%	U.K. Retail Prices Index(2)	(197,365)	(193,990)	3,375

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Inflation swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	1,870	01/15/32	3.723%	U.K. Retail Prices Index(2)	$(13,854)	$101,862	$115,716
GBP	1,820	03/15/32	3.610%	U.K. Retail Prices Index(2)	518	41,126	40,608
GBP	1,490	03/15/42	3.620%	U.K. Retail Prices Index(2)	(4,564)	56,312	60,876
GBP	1,360	03/15/47	3.538%	U.K. Retail Prices Index(1)	6,087	(47,835)	(53,922)

					$(195,494)	$(152,283)	$43,211

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	70,010	09/20/19	1.800%	3 Month BBSW(1)	$59,693	$197,389	$137,696
AUD	3,150	09/20/22	2.250%	6 Month BBSW(1)	4,780	31,458	26,678
AUD	5,790	12/21/27	3.500%	6 Month BBSW(1)	(51,916)	(21,686)	30,230
CAD	426,580	09/20/19	1.250%	3 Month CDOR(2)	(455,519)	(1,505,523)	(1,050,004)
CAD	22,620	09/20/22	1.500%	3 Month CDOR(2)	(72,272)	(243,251)	(170,979)
CHF	92,630	03/29/19	(0.554)%	6 Month CHF LIBOR(2)	3,304	(41,655)	(44,959)
CHF	2,110	09/20/27	0.250%	6 Month CHF LIBOR(2)	22,651	(6,046)	(28,697)
EUR	82,720	03/14/19	0.010%	6 Month EURIBOR(2)	424	103,539	103,115
EUR	105,370	02/11/21	0.250%	6 Month EURIBOR(2)	24,384	(92,319)	(116,703)
EUR	88,590	09/20/22	0.250%	6 Month EURIBOR(2)	374,847	(402,389)	(777,236)
EUR	7,250	09/20/24	0.500%	6 Month EURIBOR(2)	25,309	(54,887)	(80,196)
EUR	41,040	01/12/27	1.330%	6 Month EURIBOR(2)	(310,161)	(278,134)	32,027
EUR	20,760	06/15/27	1.750%	6 Month EURIBOR(2)	324,252	233,995	(90,257)
EUR	53,840	09/20/27	1.000%	6 Month EURIBOR(2)	1,263,441	299,752	(963,689)
EUR	3,280	06/16/37	2.000%	6 Month EURIBOR(2)	(1,582)	(30,652)	(29,070)
EUR	1,240	09/20/37	1.250%	6 Month EURIBOR(2)	(34,382)	(57,881)	(23,499)
EUR	2,200	06/17/47	1.750%	6 Month EURIBOR(2)	8,015	(3,073)	(11,088)
GBP	18,960	03/11/21	1.000%	6 Month GBP LIBOR(1)	(6,761)	20,382	27,143
GBP	38,790	03/16/27	1.600%	6 Month GBP LIBOR(2)	78,191	(183,168)	(261,359)
GBP	35,610	09/20/27	1.500%	6 Month GBP LIBOR(1)	(1,557,114)	(574,964)	982,150
GBP	1,620	12/22/31	1.500%	6 Month GBP LIBOR(1)	(80,694)	7,209	87,903
GBP	29,850	01/11/32	1.940%	6 Month GBP LIBOR(1)	280,070	89,921	(190,149)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	820	02/02/32	2.080%	6 Month GBP LIBOR(1)	$—	$(3,917)	$(3,917)
GBP	8,620	09/20/32	1.500%	6 Month GBP LIBOR(1)	(194,147)	98,237	292,384
GBP	26,830	03/17/37	1.750%	6 Month GBP LIBOR(1)	94,425	533,893	439,468
GBP	220	09/20/47	1.500%	6 Month GBP LIBOR(2)	6,630	(7,474)	(14,104)
JPY	140,100	06/16/37	0.750%	6 Month JPY LIBOR(1)	33,908	38,005	4,097
JPY	323,100	09/20/37	0.750%	6 Month JPY LIBOR(1)	(63,275)	(42,924)	20,351
SEK	182,330	06/15/18	0.050%	3 Month STIBOR(2)	175,144	112,264	(62,880)
SEK	305,380	09/17/18	(0.330)%	3 Month STIBOR(2)	5,648	23,181	17,533
SEK	194,870	06/28/19	(0.100)%	3 Month STIBOR(2)	(94)	(12,758)	(12,664)
SEK	422,130	09/20/22	0.250%	3 Month STIBOR(2)	(96,016)	(667,217)	(571,201)
	64,540	05/13/19	1.826%	3 Month LIBOR(1)	(7,467)	(55,074)	(47,607)
	54,470	09/20/19	1.750%	3 Month LIBOR(1)	(144,176)	(72,908)	71,268
	116,550	12/20/19	2.250%	3 Month LIBOR(2)	228,913	393,122	164,209
	67,740	02/11/21	2.250%	3 Month LIBOR(1)	122,037	(287,184)	(409,221)
	142,560	09/20/22	2.000%	3 Month LIBOR(1)	(755,159)	(1,650)	753,509
	5,800	07/03/23	2.143%	3 Month LIBOR(1)	(453)	2,881	3,334
	10,200	09/20/27	2.500%	3 Month LIBOR(2)	327,173	178,942	(148,231)
	7,700	12/21/27	2.750%	3 Month LIBOR(1)	(50,624)	(27,744)	22,880
	21,920	07/03/28	2.378%	3 Month LIBOR(2)	—	(68,810)	(68,810)
	16,420	12/20/28	2.790%	3 Month LIBOR(1)	(334,133)	(470,768)	(136,635)
	4,180	06/16/37	2.750%	3 Month LIBOR(1)	7,251	(11,617)	(18,868)
	5,130	06/17/47	2.500%	3 Month LIBOR(1)	10,050	38,993	28,943
	1,260	09/20/47	2.500%	3 Month LIBOR(1)	(24,229)	12,955	37,184
	9,060	07/03/48	2.560%	3 Month LIBOR(1)	—	48,410	48,410

					$(759,634)	$(2,761,145)	$(2,001,511)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	33,970	01/04/21	10.950%	Brazil Interbank Overnight Lending Rate(1)	$(248,195)	$—	$(248,195)	Deutsche Bank AG
BRL	7,170	01/04/21	9.883%	Brazil Interbank Overnight Lending Rate(2)	(8,973)	—	(8,973)	Morgan Stanley
KRW	5,330,250	07/29/17	1.625%	3 Month KWCDC(2)	2,492	—	2,492	Citigroup Global Markets
KRW	22,839,270	06/15/19	1.293%	3 Month KWCDC(2)	(115,447)	—	(115,447)	Bank of America
KRW	2,880,760	06/21/27	1.750%	3 Month KWCDC(2)	(34,942)	(30,257)	(4,685)	Morgan Stanley

					$(405,065)	$(30,257)	$(374,808)

Cash and foreign currency of $8,277,320 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared credit default and interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total Return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/17/17	EGP	8,175	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$440,979	$421,365	$19,614
Citigroup Global Markets	02/08/18	EGP	7,500	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	368,753	359,093	9,660

					$809,732	$780,458	$29,274

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$64,213,681	$—
Credit Cards	—	11,402,544	—
Home Equity Loans	—	3,772,079	—
Other	—	802,975	—
Residential Mortgage-Backed Securities	—	6,022,434	—
Student Loans	—	62,734,612	—
Corporate Bonds
Belgium	—	5,938,147	—
Brazil	—	3,832,933	—
Finland	—	604,560	—
France	—	9,640,798	—
Germany	—	367,281	—
Italy	—	3,306,882	—
Japan	—	1,067,032	—
Mexico	—	1,525,346	—
Netherlands	—	9,115,555	—
Switzerland	—	6,084,943	—
United Kingdom	—	10,784,485	—
United States	—	71,214,422	—
Venezuela	—	2,297,518	—
Foreign Government Bonds	—	344,109,123	—
Municipal Bonds	—	3,704,161	—
Residential Mortgage-Backed Securities	—	41,640,525	2,000,000
U.S. Government Agency Obligations	—	124,853,867	1,055,898
U.S. Treasury Obligations	—	16,757,055	—
Affiliated Mutual Funds	19,086,263	—	—
Other Financial Instruments*
Futures Contracts	(420,405)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,005,884)	—
OTC Cross Currency Exchange Contracts	—	771,840	—
OTC Credit Default Swap Agreement	—	(499,070)	—
Centrally Cleared Credit Default Swap Agreements	—	(231,124)	—
Centrally Cleared Inflation Swap Agreements	—	43,211	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,001,511)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
OTC Interest Rate Swap Agreements	$—	$(405,065)	$—
OTC Total Return Swap Agreements	—	809,732	—

Total	$18,665,858	$802,275,087	$3,055,898

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	U.S. Government Agency Obligations
Balance as of 12/31/2016	$10,875,000	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases/Exchanges/Issuances	—	1,055,898
Sales/Paydowns	(1,100,000)	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(7,775,000)	—

Balance as of 06/30/17	$2,000,000	$1,055,898

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$2,000,000	Market Approach	Single Broker Indicative Quote
U.S. Government Agency Obligations	1,055,898	Pricing at Cost	Unadjusted Purchase Price

	$3,055,898

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$7,775,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Foreign Government Bonds	43.1%
U.S. Government Agency Obligations	15.8
Collateralized Loan Obligations	8.0
Student Loans	7.9
Residential Mortgage-Backed Securities	6.2
Banks	5.2
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	2.4
U.S. Treasury Obligations	2.1
Telecommunications	1.6
Credit Cards	1.4
Diversified Financial Services	1.4

Oil & Gas	1.3%
Pipelines	1.3
Insurance	1.0
Beverages	0.7
Electric	0.6
Home Equity Loans	0.5
Municipal Bonds	0.5
Agriculture	0.5
Healthcare-Products	0.4
Semiconductors	0.3
Pharmaceuticals	0.3
Real Estate Investment Trusts (REITs)	0.3
Mining	0.2
Media	0.2
Auto Parts & Equipment	0.1
Software	0.1
Healthcare-Services	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Retail	0.1%
Other	0.1
Foods	0.0 *

103.7
Liabilities in excess of other assets	(3.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$77,115	*	Due from/to broker —variation margin swaps	$308,239	*
Credit contracts	Premiums paid for OTC swap agreements	216,981		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	716,051
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,563,856		Unrealized depreciation on OTC cross currency exchange contracts	792,016
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,476,886		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,482,770
Interest rate contracts	Due from/to broker — variation margin futures	919,321	*	Due from/to broker —variation margin futures	1,339,726	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,551,087	*	Due from/to broker — variation margin swaps	5,509,387	*
Interest rate contracts	Premiums paid for OTC swap agreements	780,458		Premiums received for OTC swap agreements	30,257
Interest rate contracts	Unrealized appreciation on OTC swap agreements	31,766		Unrealized depreciation on OTC swap agreements	377,300

Total		$13,617,470			$17,555,746

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only settled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts(1)	Swaps	Total
Credit contracts	$—	$—	$(1,705,036)	$(1,705,036)
Foreign exchange contracts	—	(3,974,327)	—	(3,974,327)
Interest rate contracts	3,826,218	—	2,186,295	6,012,513

Total	$3,826,218	$(3,974,327)	$481,259	$333,150

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$(444,417)	$(444,417)
Foreign exchange contracts	—	(12,649,907)	—	(12,649,907)
Interest rate contracts	(2,271,022)	—	(517,287)	(2,788,309)

Total	$(2,271,022)	$(12,649,907)	$(961,704)	$(15,882,633)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Cross Currency Exchange Contracts(1)	Inflation Rate Swap Agreements(3)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements — Buy Protection(3)	Total Return Swap Agreements(3)
$327,566,643	$216,794,301	$253,474,389	$676,716,218	$153,095,380	$26,208,541	$1,666,387,084	$99,209,838	$577,829

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$1,899,116	$(1,899,116)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Citigroup Global Markets	1,029,205	(716,051)	—	313,154
Deutsche Bank AG	—	—	—	—
Morgan Stanley	8,040,742	(8,040,742)	—	—

	$9,069,947

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(115,447)	$—	$—	$(115,447)
Citigroup Global Markets	(716,051)	716,051	—	—
Deutsche Bank AG	(248,195)	—	—	(248,195)
Morgan Stanley	(9,318,701)	8,040,742	1,277,959	—

	$(10,398,394)

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $1,899,116:
Unaffiliated investments (cost $799,774,767)	$808,848,856
Affiliated investments (cost $19,086,284)	19,086,263
Deposit with broker for futures	1,702,116
Cash segregated for counterparty—OTC	20,800,000
Receivable for investments sold	18,046,637
Deposit with broker for centrally cleared swaps	8,277,320
Unrealized appreciation on OTC forward foreign currency contracts	6,476,886
Dividends and interest receivable	4,466,676
Unrealized appreciation on OTC cross currency exchange contracts	1,563,856
Premiums paid for OTC swap agreements	997,439
Unrealized appreciation on OTC swap agreements	31,766
Tax reclaim receivable	27,423
Receivable from manager	7,275
Receivable for fund share sold	6,378
Prepaid expenses	896

Total Assets	890,339,787

LIABILITIES:
Payable for investments purchased	78,826,519
Unrealized depreciation on OTC forward foreign currency contracts	8,482,770
Payable to broker for collateral for securities on loan	1,943,614
Unrealized depreciation on OTC swap agreements	1,093,351
Unrealized depreciation on OTC cross currency exchange contracts	792,016
Due to broker-variation margin swaps	269,847
Management fees payable	158,725
Accrued expenses and other liabilities	121,601
Due to broker-variation margin futures	65,570
Premiums received for OTC swap agreements	30,257
Distribution fee payable	21,981
Payable to custodian	18,454
Affiliated transfer agent fee payable	365

Total Liabilities	91,825,070

NET ASSETS	$798,514,717

Net assets were comprised of:
Paid-in capital	$759,840,654
Retained earnings	38,674,063

Net assets, June 30, 2017	$798,514,717

Net asset value and redemption price per share, $798,514,717 / 75,169,560 outstanding shares of beneficial interest	$10.62

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $61,185 foreign withholding tax)	$7,919,279
Affiliated dividend income	67,893
Income from securities lending, net (including affiliated income of $122)	122

7,987,294

EXPENSES
Management fees	2,484,237
Distribution fee	986,629
Custodian and accounting fees	106,000
Audit fee	29,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	10,460

Total expenses	3,639,326
Less: management fee waivers and/or expense reimbursement	(114,449)

Net expenses	3,524,877

NET INVESTMENT INCOME (LOSS)	4,462,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(50))	607,773
Futures transactions	3,826,218
Swap agreements transactions	481,259
Foreign currency transactions	(5,784,843)

(869,593)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21))	22,037,687
Futures	(2,271,022)
Swap agreements	(961,704)
Foreign currencies	(12,524,751)

6,280,210

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	5,410,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,873,034

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,462,417	$7,672,036
Net realized gain (loss) on investment and foreign currency transactions	(869,593)	11,983,093
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,280,210	5,391,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,873,034	25,046,477

FUND SHARE TRANSACTIONS:
Fund share sold [2,834,860 and 11,381,278 shares, respectively]	29,890,646	118,818,832
Fund share repurchased [3,196,349 and 10,227,708 shares, respectively]	(33,673,098)	(105,889,096)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(3,782,452)	12,929,736

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,090,582	37,976,213
NET ASSETS:
Beginning of period	792,424,135	754,447,922

End of period	$798,514,717	$792,424,135

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 69.1%
ASSET-BACKED SECURITIES — 27.2%
Automobiles — 0.0%
Skopos Auto Receivables Trust, Series 2015-1A, Class A, 144A
3.100%	12/15/23	31		$31,319
Series 2015-2A, Class A, 144A
3.550%	02/15/20	53		53,510

				84,829

Collateralized Loan Obligations — 14.6%
ACIS CLO Ltd. (Cayman Islands), Series 2014-4A, Class A, 144A
2.590%(c)	05/01/26	4,757		4,764,959
Apidos CLO X (Cayman Islands), Series 2012-10A, Class A, 144A
2.590%(c)	10/30/22	1,732		1,732,560
Apidos CLO XIX (Cayman Islands), Series 2014-19A, Class A1R, 144A
2.358%(c)	10/17/26	600		600,925
CFIP CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR^
2.620%	07/13/29	2,200		2,200,000
Cutwater Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A
2.469%(c)	07/15/26	1,550		1,550,409
Series 2015-1A, Class A2, 144A
2.688%(c)	07/15/27	5,850		5,857,919
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A
2.546%(c)	07/25/27	4,000		4,005,390
Jamestown CLO VI Ltd. (Cayman Islands), Series 2015-6A, Class A1AR, 144A
2.440%(c)	02/20/27	1,550		1,550,000
Monroe Capital BSL CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A
2.602%(c)	05/22/27	2,500		2,494,960
Neuberger Berman CLO XIX Ltd. (Cayman Islands), Series 2015-19A, Class A1R, 144A
2.340%(c)	07/15/27	1,550		1,550,000
OFSI Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A
2.188%(c)	03/20/25	2,213		2,203,613
OFSI Fund VII Ltd. (Cayman Islands), Series 2014-7A, Class A, 144A
2.498%(c)	10/18/26	3,649		3,650,508
Series 2014-7A, Class B, 144A
3.288%(c)	10/18/26	901		900,627
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A
2.566%(c)	07/25/26	—	(r)	1
Trinitas CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A
2.339%(c)	07/15/26	7,400		7,401,628
WhiteHorse IX Ltd. (Cayman Islands), Series 2014-9A, Class AR, 144A^(g)
2.456%(c)	07/17/26	1,800		1,800,000
Z Capital Credit Partners CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
2.488%(c)	07/16/27	3,585	$3,585,915

			45,849,414

Home Equity Loans — 0.5%
Soundview Home Loan Trust, Series 2006-OPT3, Class 2A4
1.466%(c)	06/25/36	1,850	1,617,103

Other — 0.1%
Tricon American Homes Trust, Series 2015-SFR1, Class D, 144A(g)
3.372%(c)	05/17/32	100	101,101
Series 2015-SFR1, Class E, 144A(g)
4.172%(c)	05/17/32	130	130,702

			231,803

Residential Mortgage-Backed Securities — 1.7%
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB8, Class AF2
3.896%(c)	12/25/35	256	254,604
Series 2005-CB8, Class AF3
3.896%(c)	12/25/35	700	690,079
Lehman XS Trust, Series 2007-3, Class 1BA2
1.915%(c)	03/25/37	1,633	1,275,370
Saxon Asset Securities Trust, Series 2005-3, Class M2
1.696%(c)	11/25/35	2,500	2,395,114
VOLT XXV LLC, Series 2015-NPL8, Class A1, 144A
3.500%(c)	06/26/45	765	767,215

			5,382,382

Student Loans — 10.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 144A
2.316%(c)	12/27/44	1,600	1,595,591
Access Group, Inc., Series 2015-1, Class A, 144A
1.916%(c)	07/25/56	1,118	1,117,939
AccessLex Institute, Series 2006-1, Class A2
1.299%(c)	08/25/23	29	28,734
Brazos Higher Education Authority, Inc., Series 2005-2, Class A11
1.293%(c)	09/27/21	257	257,358
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 144A
2.566%(c)	07/26/66	1,519	1,521,109
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A
2.566%(c)	03/25/36	1,550	1,575,013
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3, 144A
2.216%(c)	04/25/33	950	955,322
Higher Education Funding I, Series 2005-1, Class A4
1.329%(c)	02/25/30	250	249,821
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A3

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
2.262%(c)	07/20/43	850	$835,641
Navient Student Loan Trust, Series 2016-5A, Class A, 144A
2.466%(c)	06/25/65	3,065	3,113,591
Series 2016-7A, Class A, 144A
2.366%(c)	03/25/66	1,448	1,463,529
Series 2017-2A, Class A, 144A
2.266%(c)	12/27/66	2,665	2,680,622
Nelnet Student Loan Trust, Series 2005-4, Class A3
1.417%(c)	06/22/26	409	408,781
Series 2006-1, Class A6, 144A
1.636%(c)	08/23/36	1,500	1,441,362
Northstar Education Finance, Inc., Series 2007-1, Class A1, Revenue Bonds
1.272%(c)	04/28/30	350	345,594
PHEAA Student Loan Trust, Series 2016-1A, Class A, 144A
2.366%(c)	09/25/65	1,534	1,548,621
Scholar Funding Trust, Series 2010-A, Class A, 144A
1.922%(c)	10/28/41	781	769,759
SLM Student Loan Trust, Series 2003-14, Class A5
1.386%(c)	01/25/23	266	265,566
Series 2003-7A, Class A5A, 144A
2.446%(c)	12/15/33	1,216	1,228,049
Series 2004-8A, Class A6, 144A
1.786%(c)	01/25/40	1,150	1,135,084
Series 2005-5, Class A4
1.296%(c)	10/25/28	2,150	2,125,223
Series 2005-5, Class A5
1.906%(c)	10/25/40	300	293,268
Series 2006-10, Class A5A
1.256%(c)	04/25/27	1,417	1,414,390
Series 2008-2, Class A3
1.906%(c)	04/25/23	541	538,244
Series 2008-3, Class A3
2.156%(c)	10/25/21	692	695,663
Series 2008-4, Class A4
2.806%(c)	07/25/22	1,508	1,545,572
Series 2008-5, Class A4
2.856%(c)	07/25/23	1,316	1,351,419
Series 2008-6, Class A4
2.256%(c)	07/25/23	850	855,189
Series 2008-8, Class A4
2.656%(c)	04/25/23	500	511,690
Wachovia Student Loan Trust, Series 2005-1, Class A5
1.286%(c)	01/26/26	240	239,523

			32,107,267

TOTAL ASSET-BACKED SECURITIES (cost $84,179,987)			85,272,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 1.9%
Aerospace & Defense — 0.1%
Avolon Holdings Ltd., Initial Term Loan B
3.228%	07/20/20	125	$125,804
3.728%	07/07/77	275	276,768

			402,572

Electronic Equipment, Instruments & Components — 0.2%
Energy Solutions LLC, Term Advance^(g)
7.897%	05/29/20	647	650,012

Food Products — 0.1%
Shearer’s Foods LLC, Term Loan (Second Lien)^(g)
7.897%	06/30/22	425	410,125

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan^
2.740%	11/30/17	109	109,091

Media — 0.4%
Checkout Holdings Corp., Initial Loan (Second Lien)(g)
7.750%	04/11/22	425	272,708
Getty Images, Inc., Initial Term Loan
4.750%	10/18/19	645	593,033
Lions Gate Entertainment, Inc., Term Loan B
3.982%	12/08/23	220	221,084

			1,086,825

Oil, Gas & Consumable Fuels — 0.7%
American Energy-Marcellus LLC, Initial Loan (First Lien)(g)
5.284%	08/04/20	874	550,444
Initial Loan (Second Lien)(g)
8.534%	08/04/21	275	27,499
Magnum Hunter Resources Corp., Exit Term Loan^(g)
8.000%	04/15/19	366	364,335
Murray Energy Corp., Term Loan B-2
8.546%	04/16/20	399	390,463
Williams Partners LP, Term Loan^(g)
2.545%	12/23/18	725	723,188

			2,055,929

Software — 0.0%
MA FinanceCo. LLC, Term Loan B-3 (First Lien)
3.964%	04/18/24	39	38,664

Technology — 0.1%
Seattle SpinCo, Inc., Term Loan B 1L
4.030%	04/21/24	261	261,111

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (continued)
Telecommunications — 0.1%
Charter Communications Operating, LLC, Term F-1 Loan
3.230%	01/03/21		299	$300,057

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc., Initial Term Loan (First Lien)(g)
6.022%	07/30/19		2,546	538,922

TOTAL BANK LOANS (cost $8,011,992)				5,853,308

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A
3.912%(c)	04/10/28		450	452,075
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 144A
4.209%(c)	09/15/27		300	300,844
CSMC LLC, Series 2014-USA, Class E, 144A
4.373%	09/15/37		400	347,717
HILT Mortgage Trust, Series 2014-ORL, Class E, 144A
4.409%(c)	07/15/29		400	401,738
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, 144A
5.009%(c)	10/15/29		350	351,089

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,871,503)				1,853,463

CONVERTIBLE BONDS — 0.1%
Oil & Gas — 0.1%
Nabors Industries, Inc., Gtd. Notes, 144A(a)
0.750%	01/15/24		300	238,688
Whiting Petroleum Corp., Gtd. Notes
1.250%	04/01/20		50	42,250

TOTAL CONVERTIBLE BONDS (cost $348,818)				280,938

CORPORATE BONDS — 9.1%
Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates
6.125%	04/29/18		400	410,000

Banks — 0.4%
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A
5.017%	06/26/24		250	253,539
JPMorgan Chase Bank NA, Gtd. Notes, EMTN, 144A(g)
19.149%(s)	02/15/18	EGP	11,175	546,681
Unsec’d. Notes, EMTN, 144A(g)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
18.667%(s)	05/17/18	EGP	8,450	$395,411

				1,195,631

Diversified Financial Services — 1.1%
Ally Financial, Inc., Gtd. Notes
6.250%	12/01/17		200	203,459
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN, 144A(g)
18.572%(s)	11/02/17	EGP	14,060	727,565
Gtd. Notes, MTN, 144A(g)
18.098%(s)	05/03/18	EGP	32,820	1,548,207
19.607%(s)	08/10/17	EGP	10,780	583,748
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes
6.500%	08/01/18		200	200,500
Navient Corp., Sr. Unsec’d. Notes, MTN
4.625%	09/25/17		50	50,125
8.450%	06/15/18		100	105,300

				3,418,904

Electric — 0.2%
Dynegy, Inc., Gtd. Notes
6.750%	11/01/19		350	360,938
Electricite de France SA (France), Jr. Sub. Notes, EMTN
4.250%(c)	12/29/49	EUR	100	121,182

				482,120

Healthcare-Services — 0.3%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes
6.875%	07/15/17		300	300,480
HCA, Inc., Sr. Sec’d. Notes
3.750%	03/15/19		200	204,000
Tenet Healthcare Corp., Sr. Sec’d. Notes
4.746%(c)	06/15/20		200	202,000
6.250%	11/01/18		300	316,500

				1,022,980

Home Builders — 0.0%
Beazer Homes USA, Inc., Gtd. Notes
5.750%	06/15/19		50	52,406

Insurance — 0.2%
Chubb Corp. (The), Gtd. Notes
3.408%(c)	03/29/67		650	645,125

Media — 0.4%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	209,000
Cablevision Systems Corp., Sr. Unsec’d. Notes
7.750%	04/15/18		50	51,875

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
DISH DBS Corp., Gtd. Notes
4.625%	07/15/17		250	$249,688
iHeartCommunications, Inc., Sr. Sec’d. Notes
9.000%	12/15/19		600	471,000
SFR Group SA (France), Sr. Sec’d. Notes, 144A
6.000%	05/15/22		350	366,188

				1,347,751

Mining — 0.3%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A
7.250%	04/01/23		300	293,250
7.500%	04/01/25		200	195,500
Freeport-McMoRan, Inc., Gtd. Notes
2.375%	03/15/18		500	497,500

				986,250

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes
8.500%	04/06/18	MXN	5,000	276,507

Oil & Gas — 2.9%
Carrizo Oil & Gas, Inc., Gtd. Notes(a)
7.500%	09/15/20		750	763,125
Halcon Resources Corp., Gtd. Notes, 144A(a)(g)
6.750%	02/15/25		400	360,000
Sec’d. Notes, 144A(g)
12.000%	02/15/22		50	56,500
Laredo Petroleum, Inc., Gtd. Notes
5.625%	01/15/22		275	266,750
7.375%	05/01/22		200	202,000
Petrobras Global Finance BV (Brazil), Gtd. Notes
6.850%	06/05/2115		410	363,076
7.375%	01/17/27		1,600	1,692,800
8.375%	05/23/21		460	514,915
8.750%	05/23/26		50	57,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(g)
6.000%	10/28/22		11,240	3,737,208
Petroleos Mexicanos (Mexico), Gtd. Notes
5.500%	06/27/44		23	20,332
5.625%	01/23/46		10	8,865
6.375%	02/04/21		38	41,127
6.375%	01/23/45		50	48,750
6.625%	06/15/35		10	10,338
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	460	590,822
Whiting Petroleum Corp., Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
5.000%	03/15/19		350	$347,813

				9,081,921

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A
6.000%	02/15/25		400	420,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA (New Zealand), Sr. Sec’d. Notes
5.750%	10/15/20		150	153,501

				573,501

Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)
6.375%	10/15/20		350	339,063
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	209,750
7.000%	03/15/24		300	315,375

				864,188

Pipelines — 0.4%
DCP Midstream Operating LP, Gtd. Notes
2.500%	12/01/17		400	399,500
Enterprise Products Operating LLC, Gtd. Notes
4.877%(c)	08/01/66		964	967,615

				1,367,115

Real Estate Investment Trusts (REITs) — 0.0%
DuPont Fabros Technology LP, Gtd. Notes
5.875%	09/15/21		150	156,188

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A
4.125%	06/01/21		400	421,200

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		300	306,000
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A
12.000%	03/01/22		300	315,000

				621,000

Telecommunications — 1.8%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	454,146
Frontier Communications Corp., Sr. Unsec’d. Notes
8.125%	10/01/18		500	528,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes
7.250%	10/15/20		100	94,500
7.500%	04/01/21		550	507,375

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes, 144A
9.750%	07/15/25		100	$99,875
Nokia OYJ (Finland), Sr. Unsec’d. Notes
3.375%	06/12/22		100	100,760
Sprint Communications, Inc., Gtd. Notes, 144A
9.000%	11/15/18		300	325,593
Sr. Unsec’d. Notes
7.000%	08/15/20		300	330,000
8.375%	08/15/17		500	503,750
Sprint Corp., Gtd. Notes
7.125%	06/15/24		450	500,625
Telecom Italia Capital SA (Italy), Gtd. Notes
6.375%	11/15/33		200	216,000
7.200%	07/18/36		150	173,906
7.721%	06/04/38		350	423,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A
7.375%	04/23/21		500	520,000
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		300	303,150
Windstream Services LLC, Gtd. Notes
7.750%	10/15/20		400	403,000

				5,484,305

Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A
5.250%	08/15/22		250	261,330

TOTAL CORPORATE BONDS (cost $28,605,472)				28,668,422

FOREIGN GOVERNMENT BONDS — 7.6%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		2,740	2,486,550
Brazil Letras do Tesouro Nacional (Brazil), Bills
11.684%(s)	01/01/18	BRL	7,244	2,095,204
Brazil Notas do Tesouro Nacional (Brazil), Notes
6.000%	08/15/50	BRL	2,904	2,769,928
10.000%	01/01/27	BRL	1,954	569,514
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes
5.500%	01/27/25		290	299,425
5.875%	04/18/24		110	116,049
7.450%	04/30/44		440	501,599
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	660,800
7.450%	04/30/44		190	216,600
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes
9.650%	12/13/26		370	369,519
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
9.625%	06/02/27		510	$509,999
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		640	729,492
Sr. Unsec’d. Notes, MTN, 144A
2.625%	06/14/23	EUR	330	395,485
Japanese Government CPI Linked Bond (Japan), Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	1,055,500	9,781,303
Mexican Bonos (Mexico), Bonds
8.000%	11/07/47	MXN	104	6,227
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,827	226,451
8.500%	11/18/38	MXN	1,673	105,460
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A
4.150%	03/29/27		1,220	1,238,300
South Africa Government Bond (South Africa), Bonds
8.500%	01/31/37	ZAR	1,170	79,468
8.750%	01/31/44	ZAR	10,150	691,661

TOTAL FOREIGN GOVERNMENT BONDS (cost $24,893,616)				23,849,034

MUNICIPAL BONDS — 1.0%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)(g)
5.000%	07/01/34		15	8,963
5.125%	07/01/31		75	44,906
5.250%	07/01/27		25	15,000
5.500%	07/01/26		15	9,038
5.500%	07/01/32		45	27,169
5.500%	07/01/39		110	65,175
5.625%	07/01/32		35	21,131
5.750%	07/01/41		80	46,800
5.875%	07/01/36		40	24,075
6.000%	07/01/34		35	21,306
6.000%	07/01/39		330	197,175
8.000%	07/01/35		410	248,563
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico), Revenue Bonds
5.000%	07/01/33		270	213,989
5.750%	07/01/37		270	216,011
6.000%	07/01/44		95	76,953
6.000%	07/01/47		75	60,005
Puerto Rico Sales Tax Financing Corp. (Puerto Rico), Revenue Bonds(g)
5.000%	08/01/43		1,350	349,313
5.250%	08/01/41		3,285	849,994
5.250%	08/01/43		175	45,281
5.375%	08/01/38		170	43,988
5.375%	08/01/39		485	125,494
5.500%	08/01/28		360	93,150
5.500%	08/01/37		220	56,925
5.750%	08/01/37		340	87,975
6.500%	08/01/44		20	5,275
6.750%	08/01/32		515	137,119
8.020%(s)	08/01/37		190	11,786

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
8.020%(s)	08/01/38	150	$8,718
8.050%(s)	08/01/35	70	4,831

TOTAL MUNICIPAL BONDS (cost $6,122,479)			3,116,108

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.4%
Alternative Loan Trust, Series 2006-HY11, Class A1
1.336%(c)	06/25/36	1,354	1,144,095
BCAP LLC Trust, Series 2007-AA1, Class 2A1
1.396%(c)	03/25/37	1,844	1,736,937
Credit Suisse European Mortgage Capital Ltd. (Ireland), Series 2015-1HWA, Class A, 144A^(g)
2.750%(c)	04/20/20	EUR 1,595	1,789,668
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A1
1.356%(c)	07/25/47	1,407	1,264,007
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2
5.466%(c)	01/25/29	250	275,968
Fannie Mae REMICS, Series 2010-135, Class AS, IO(g)
4.734%(c)	12/25/40	320	52,367
Series 2011-124, Class SC, IO(g)
5.334%(c)	12/25/41	1,101	187,083
Series 2012-5, Class SA, IO(g)
4.734%(c)	02/25/42	999	165,055
Series 2012-88, Class SB, IO(g)
5.454%(c)	07/25/42	578	105,180
Series 2013-96, Class SW, IO(g)
4.884%(c)	09/25/43	1,164	173,880
Series 2013-96, Class SY, IO(g)
4.934%(c)	07/25/42	900	120,475
Series 2013-130, Class SN, IO(g)
5.434%(c)	10/25/42	1,160	219,353
Series 2014-6, Class SA, IO(g)
5.384%(c)	02/25/44	1,076	191,600
Series 2014-19, Class MS, IO(g)
5.384%(c)	11/25/39	939	98,624
Series 2015-20, Class ES, IO(g)
4.934%(c)	04/25/45	775	149,819
Series 2015-22, Class DS, IO(g)
4.984%(c)	04/25/45	761	142,932
Series 2015-34, Class LS, IO(g)
4.884%(c)	06/25/45	1,481	247,622
Series 2015-79, Class SA, IO(g)
5.034%(c)	11/25/45	1,075	163,176
Series 2015-79, Class SE, IO(g)
5.034%(c)	11/25/45	636	90,135
Series 2016-1, Class SJ, IO(g)
4.934%(c)	02/25/46	1,619	318,990
Series 2016-3, Class IP, IO(g)
4.000%	02/25/46	1,691	334,796
Freddie Mac REMICS, Series 3753, Class SK, IO(g)
4.891%(c)	11/15/38	398	29,371

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3852, Class SW, IO(g)
4.841%(c)	05/15/41	1,012	$140,674
Series 4314, Class SE, IO(g)
4.891%(c)	03/15/44	1,868	348,092
Series 4326, Class GS, IO(g)
4.891%(c)	04/15/44	1,332	220,138
Series 4431, Class ST, IO(g)
4.941%(c)	01/15/45	1,574	304,191
Series 4468, Class SY, IO(g)
4.941%(c)	05/15/45	740	130,948
Series 4473, Class AS, IO(g)
4.441%(c)	05/15/45	1,542	218,530
Series 4583, Class ST, IO(g)
4.841%(c)	05/15/46	3,255	673,318
Freddie Mac Strips, Series 304, Class C45, IO(g)
3.000%	12/15/27	1,062	98,966
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
4.516%(c)	10/25/27	440	491,870
Series 2015-HQA2, Class M3
6.016%(c)	05/25/28	325	375,504
Series 2016-DNA2, Class M3
5.866%(c)	10/25/28	400	451,379
Series 2016-DNA3, Class M3
6.216%(c)	12/25/28	300	344,231
Series 2016-DNA4, Class M3
5.016%(c)	03/25/29	400	433,141
Government National Mortgage Assoc., Series 2010-9, Class XD, IO(g)
5.428%(c)	01/16/40	2,085	374,188
Series 2010-9, Class YD, IO(g)
5.628%(c)	01/16/40	816	152,818
Series 2010-20, Class SE, IO(g)
5.038%(c)	02/20/40	1,415	236,775
Series 2010-37, Class SG, IO(g)
4.488%(c)	03/20/40	438	62,394
Series 2010-101, Class S, IO(g)
4.788%(c)	08/20/40	2,293	360,897
Series 2011-50, Class PS, IO(g)
4.888%(c)	02/20/41	1,427	197,437
Series 2012-149, Class MS, IO(g)
5.038%(c)	12/20/42	861	146,434
Series 2013-113, Class SA, IO(g)
5.488%(c)	08/20/43	1,107	182,790
Series 2013-167, Class SG, IO(g)
4.938%(c)	11/20/43	588	98,470
Series 2014-20, Class SA, IO(g)
4.888%(c)	02/20/44	1,616	271,271
Series 2014-56, Class ST, IO(g)
4.928%(c)	12/16/39	1,785	261,863
Series 2014-96, Class SE, IO(g)
4.388%(c)	07/20/44	903	124,543
Series 2014-132, Class SL, IO(g)
4.888%(c)	10/20/43	1,631	221,763
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44	609	100,032
Series 2014-188, Class IB, IO(g)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	12/20/44	1,095	$162,373
Series 2015-57, Class AS, IO(g)
4.388%(c)	04/20/45	4,353	635,731
Series 2015-64, Class SG, IO(g)
4.388%(c)	05/20/45	2,114	363,018
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45	1,747	325,041
Series 2015-110, Class MS, IO(g)
4.498%(c)	08/20/45	4,259	624,763
Series 2015-111, Class IM, IO(g)
4.000%	08/20/45	2,205	374,896
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45	737	113,519
Series 2015-111, Class SM, IO(g)
4.988%(c)	08/20/45	619	91,641
Series 2015-112, Class SB, IO(g)
4.528%(c)	08/20/45	1,159	147,592
Series 2015-126, Class HS, IO(g)
4.988%(c)	09/20/45	1,186	192,950
Series 2015-129, Class IC, IO(g)
4.500%	09/16/45	555	87,099
Series 2015-144, Class QS, IO(g)
4.488%(c)	10/20/45	542	62,099
Series 2015-159, Class HS, IO(g)
4.988%(c)	11/20/45	644	104,091
Series 2015-167, Class AS, IO(g)
5.038%(c)	11/20/45	1,000	154,482
Series 2015-168, Class SD, IO(g)
4.988%(c)	11/20/45	855	137,098
Series 2016-1, Class ST, IO(g)
4.988%(c)	01/20/46	614	105,005
Series 2016-6, Class SB, IO(g)
4.438%(c)	01/20/46	1,744	255,641
Series 2016-27, Class IA, IO(g)
4.000%	06/20/45	1,735	250,503
Series 2016-88, Class S, IO(g)
4.988%(c)	01/20/46	1,468	259,343
GreenPoint MTA Trust, Series 2005-AR1, Class A2
1.656%(c)	06/25/45	848	766,677
Impac Secured Assets Trust, Series 2007-1, Class A2
1.376%(c)	03/25/37	1,500	1,265,694
Lehman XS Trust, Series 2005-7N, Class 1A1A
1.486%(c)	12/25/35	1,716	1,653,592
Mortgage Repurchase Agreement Financing Trust, Series 2016-1, Class A1, 144A
2.017%(c)	04/10/19	2,050	2,050,232
Series 2016-1, Class A2, 144A
2.067%(c)	04/10/19	2,200	2,200,514
Series 2016-2, Class A, 144A
2.417%(c)	03/10/19	4,250	4,250,632
Station Place Securitization Trust, Series 2015-2, Class A, 144A^
2.189%(c)	05/15/18	900	900,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
1.472%(c)	01/25/47	1,081	$872,340
Series 2006-AR9, Class 1A
1.732%(c)	08/25/46	1,296	1,174,298

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,490,160)			35,604,654

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Banks
1.090%(c)	10/27/17	7,250	7,253,161
1.090%(c)	10/27/17	1,750	1,750,763
Federal National Mortgage Assoc.
6.000%	05/01/34	966	1,101,386
6.000%	08/01/36	239	272,497
6.000%	09/01/36	315	358,243
6.000%	10/01/36	181	205,260
6.000%	04/01/37	79	90,261
6.000%	05/01/37	21	23,305
6.000%	12/01/37	581	655,655
6.000%	01/01/38	92	105,564
6.000%	01/01/40	87	100,385
6.000%	06/01/40	510	579,188
6.000%	06/01/40	208	236,260
6.000%	05/01/41	58	65,177
6.000%	06/01/41	257	291,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,038,132)			13,089,103

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
2.875%	11/15/46	1,460	1,468,042
3.000%	05/15/47	490	505,695
3.625%	02/15/44	2,300	2,650,302
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18	5,100	5,374,723
0.125%	01/15/23	1,450	1,521,884
0.625%	01/15/24	1,800	1,913,034
0.625%	01/15/26	2,700	2,795,848
0.875%	02/15/47	290	285,049

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,711,037)			16,514,577

		Shares
COMMON STOCK — 0.7%
Oil, Gas & Consumable Fuels
Blue Ridge Mountain Resources, Inc.*(g) (cost $2,334,460)		234,725	2,100,789

TOTAL LONG-TERM INVESTMENTS (cost $222,607,656)			216,203,194

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 21.8%
AFFILIATED MUTUAL FUNDS — 1.8%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	3,863,385	$3,863,385
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $1,608,626; includes $1,607,086 of cash collateral for securities on loan)(b)(w)	1,608,359	1,608,520

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,472,011)		5,471,905

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 20.0%
Japan Treasury Discount Bills
0.102%(s)	09/19/17	JPY	880,000	7,825,463
0.105%(s)	09/25/17	JPY	3,080,000	27,389,586
0.130%(s)	07/03/17	JPY	3,080,000	27,383,863

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $63,675,566)				62,598,912

TOTAL SHORT-TERM INVESTMENTS (cost $69,147,577)				68,070,817

TOTAL INVESTMENTS — 90.9% (cost $291,755,233)				284,274,011
Other assets in excess of liabilities(z) — 9.1%				28,579,411

NET ASSETS — 100.0%				$312,853,422

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,946,419 and 2.9% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,581,366; cash collateral of $1,607,086 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $32,108,668 is 10.3% of net assets.

(r)	Principal or notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
483	90 Day Sterling	Mar. 2018	$78,179,719	$78,179,719	$—
9	2 Year U.S. Treasury Notes	Sep. 2017	1,947,262	1,944,984	(2,278)
385	3 Year Australian Treasury Bonds	Sep. 2017	90,611,609	90,408,979	(202,630)
767	10 Year U.S. Treasury Notes	Sep. 2017	96,790,902	96,282,469	(508,433)

					(713,341)

Short Positions:
232	90 Day Euro Dollar	Dec. 2018	56,898,105	56,956,000	(57,895)
1,557	5 Year U.S. Treasury Notes	Sep. 2017	183,957,502	183,470,555	486,947
4	10 Year Japanese Bonds	Sep. 2017	5,349,278	5,338,431	10,847
3	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	405,056	404,438	618
166	20 Year U.S. Treasury Bonds	Sep. 2017	25,427,641	25,512,125	(84,484)
31	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	5,141,580	5,142,125	(545)

					355,488

					$(357,853)

Cash and foreign currency of $1,462,324 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	9,369	$581,294	$561,758	$(19,536)
Expiring 07/13/17	Morgan Stanley	ARS	12,509	772,613	747,080	(25,533)
Expiring 07/13/17	Morgan Stanley	ARS	9,369	565,761	559,566	(6,195)
Australian Dollar,
Expiring 07/27/17	Morgan Stanley	AUD	4,487	3,356,301	3,447,164	90,863
Expiring 07/27/17	Morgan Stanley	AUD	388	294,524	298,222	3,698
Expiring 09/20/17	Morgan Stanley	AUD	1,660	1,255,873	1,274,535	18,662
Expiring 09/20/17	Morgan Stanley	AUD	1,658	1,256,325	1,273,000	16,675
Expiring 09/20/17	Morgan Stanley	AUD	1,654	1,255,037	1,269,928	14,891
Expiring 09/20/17	Morgan Stanley	AUD	1,642	1,248,845	1,260,657	11,812
Expiring 09/20/17	Morgan Stanley	AUD	1,410	1,069,906	1,082,628	12,722
Expiring 09/20/17	Morgan Stanley	AUD	845	646,330	648,477	2,147
Expiring 09/20/17	Morgan Stanley	AUD	835	628,329	641,106	12,777
Expiring 09/20/17	Morgan Stanley	AUD	833	628,009	639,571	11,562
Expiring 09/20/17	Morgan Stanley	AUD	831	627,675	638,035	10,360
Expiring 09/20/17	Morgan Stanley	AUD	830	627,714	637,268	9,554
Expiring 09/20/17	Morgan Stanley	AUD	829	627,589	636,499	8,910
Expiring 09/20/17	Morgan Stanley	AUD	829	627,699	636,500	8,801
Expiring 09/20/17	Morgan Stanley	AUD	828	628,787	635,732	6,945
Expiring 09/20/17	Morgan Stanley	AUD	825	627,404	633,428	6,024
Expiring 09/20/17	Morgan Stanley	AUD	824	627,804	632,661	4,857
Expiring 09/20/17	Morgan Stanley	AUD	333	250,796	255,675	4,879
Expiring 09/20/17	Morgan Stanley	AUD	332	250,633	254,907	4,274
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	16,801	5,110,570	5,065,539	(45,031)
Expiring 07/05/17	Morgan Stanley	BRL	4,625	1,402,650	1,394,477	(8,173)
Expiring 07/05/17	Morgan Stanley	BRL	4,209	1,273,608	1,268,887	(4,721)
Expiring 07/05/17	Morgan Stanley	BRL	4,170	1,256,000	1,257,278	1,278
Expiring 07/05/17	Morgan Stanley	BRL	4,134	1,254,000	1,246,385	(7,615)
Expiring 07/05/17	Morgan Stanley	BRL	2,103	628,000	634,016	6,016
Expiring 07/05/17	Morgan Stanley	BRL	2,087	629,000	629,337	337
Expiring 07/05/17	Morgan Stanley	BRL	2,087	629,000	629,147	147
Expiring 07/05/17	Morgan Stanley	BRL	2,086	629,000	629,052	52
Expiring 07/05/17	Morgan Stanley	BRL	2,084	627,000	628,375	1,375
Expiring 07/05/17	Morgan Stanley	BRL	1,672	503,000	504,027	1,027
Expiring 07/05/17	Morgan Stanley	BRL	838	251,000	252,748	1,748
Expiring 07/05/17	Morgan Stanley	BRL	830	252,000	250,356	(1,644)
Expiring 07/05/17	Morgan Stanley	BRL	828	251,000	249,504	(1,496)
Expiring 07/05/17	Morgan Stanley	BRL	825	250,000	248,604	(1,396)
Expiring 08/02/17	Morgan Stanley	BRL	19,797	5,976,669	5,931,206	(45,463)
Expiring 08/02/17	Morgan Stanley	BRL	835	251,000	250,147	(853)
British Pound,
Expiring 08/10/17	Morgan Stanley	GBP	14,026	17,895,703	18,292,658	396,955
Expiring 08/10/17	Morgan Stanley	GBP	234	296,726	305,078	8,352
Expiring 09/20/17	Morgan Stanley	GBP	697	883,012	910,146	27,134
Expiring 09/20/17	Morgan Stanley	GBP	526	664,488	686,514	22,026
Expiring 09/20/17	Morgan Stanley	GBP	499	631,356	651,597	20,241
Expiring 09/20/17	Morgan Stanley	GBP	498	630,109	650,291	20,182
Expiring 09/20/17	Morgan Stanley	GBP	498	630,590	650,291	19,701
Expiring 09/20/17	Morgan Stanley	GBP	497	629,103	648,986	19,883
Expiring 09/20/17	Morgan Stanley	GBP	484	629,636	632,010	2,374
Expiring 09/20/17	Morgan Stanley	GBP	199	251,319	259,855	8,536
Expiring 09/20/17	Morgan Stanley	GBP	197	250,930	257,198	6,268
Canadian Dollar,
Expiring 07/14/17	Morgan Stanley	CAD	4,067	2,987,866	3,137,356	149,490
Expiring 09/20/17	Morgan Stanley	CAD	21,500	16,039,026	16,600,898	561,872
Expiring 09/20/17	Morgan Stanley	CAD	1,168	879,000	902,133	23,133

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/20/17	Morgan Stanley	CAD	1,167	$878,000	$900,907	$22,907
Expiring 09/20/17	Morgan Stanley	CAD	1,002	752,000	773,373	21,373
Expiring 09/20/17	Morgan Stanley	CAD	834	628,000	643,860	15,860
Expiring 09/20/17	Morgan Stanley	CAD	833	628,000	643,328	15,328
Expiring 09/20/17	Morgan Stanley	CAD	821	628,000	634,236	6,236
Expiring 09/20/17	Morgan Stanley	CAD	817	628,000	630,545	2,545
Expiring 09/20/17	Morgan Stanley	CAD	656	503,000	506,507	3,507
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	166,092	251,559	250,182	(1,377)
Expiring 07/17/17	Morgan Stanley	CLP	166,300	252,000	250,394	(1,606)
Expiring 08/30/17	Morgan Stanley	CLP	838,238	1,262,330	1,260,568	(1,762)
Expiring 08/30/17	Morgan Stanley	CLP	333,813	502,442	501,998	(444)
Expiring 08/30/17	Morgan Stanley	CLP	252,469	376,000	379,671	3,671
Expiring 08/30/17	Morgan Stanley	CLP	247,802	372,797	372,652	(145)
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	4,315	628,000	632,429	4,429
Expiring 09/20/17	Morgan Stanley	CNH	4,314	628,000	632,396	4,396
Expiring 09/20/17	Morgan Stanley	CNH	4,314	628,000	632,373	4,373
Expiring 09/20/17	Morgan Stanley	CNH	4,308	627,000	631,453	4,453
Expiring 09/20/17	Morgan Stanley	CNH	4,305	630,000	631,044	1,044
Expiring 09/20/17	Morgan Stanley	CNH	4,282	624,232	627,677	3,445
Expiring 09/20/17	Morgan Stanley	CNH	3,820	557,839	559,969	2,130
Expiring 09/28/17	Morgan Stanley	CNH	3,922	569,236	574,477	5,241
Colombian Peso,
Expiring 08/11/17	Morgan Stanley	COP	1,830,840	617,328	597,088	(20,240)
Expiring 08/11/17	Morgan Stanley	COP	1,088,395	370,896	354,955	(15,941)
Expiring 08/11/17	Morgan Stanley	COP	755,205	259,565	246,293	(13,272)
Expiring 08/11/17	Morgan Stanley	COP	728,789	248,225	237,678	(10,547)
Expiring 09/14/17	Morgan Stanley	COP	2,873,006	971,628	933,178	(38,450)
Expiring 09/14/17	Morgan Stanley	COP	721,353	234,130	234,302	172
Euro,
Expiring 08/24/17	Morgan Stanley	EUR	14,470	16,371,229	16,575,838	204,609
Expiring 08/24/17	Morgan Stanley	EUR	1,683	1,925,658	1,928,297	2,639
Expiring 09/20/17	Morgan Stanley	EUR	1,682	1,892,654	1,929,579	36,925
Expiring 09/20/17	Morgan Stanley	EUR	1,666	1,891,865	1,911,224	19,359
Expiring 09/20/17	Morgan Stanley	EUR	1,489	1,670,732	1,708,352	37,620
Expiring 09/20/17	Morgan Stanley	EUR	782	884,458	897,105	12,647
Expiring 09/20/17	Morgan Stanley	EUR	554	630,327	635,545	5,218
Expiring 09/20/17	Morgan Stanley	EUR	554	630,833	635,545	4,712
Expiring 09/20/17	Morgan Stanley	EUR	550	629,497	630,956	1,459
Expiring 09/20/17	Morgan Stanley	EUR	550	630,900	630,957	57
Expiring 09/20/17	Morgan Stanley	EUR	449	505,722	515,089	9,367
Expiring 09/20/17	Morgan Stanley	EUR	335	376,378	384,339	7,961
Expiring 09/20/17	Morgan Stanley	EUR	268	306,009	306,957	948
Expiring 09/20/17	Morgan Stanley	EUR	228	256,313	262,040	5,727
Expiring 09/20/17	Morgan Stanley	EUR	225	253,706	258,119	4,413
Expiring 09/20/17	Morgan Stanley	EUR	201	229,659	230,223	564
Hungarian Forint,
Expiring 09/20/17	Morgan Stanley	HUF	493,994	1,811,858	1,833,260	21,402
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	108,707	1,663,842	1,678,494	14,652
Expiring 07/14/17	Morgan Stanley	INR	83,733	1,268,680	1,292,879	24,199
Expiring 07/14/17	Morgan Stanley	INR	82,300	1,261,596	1,270,758	9,162
Expiring 07/14/17	Morgan Stanley	INR	79,009	1,217,302	1,219,940	2,638
Expiring 07/14/17	Morgan Stanley	INR	40,640	629,000	627,499	(1,501)
Expiring 07/14/17	Morgan Stanley	INR	40,635	629,000	627,420	(1,580)
Expiring 07/14/17	Morgan Stanley	INR	40,525	628,000	625,725	(2,275)
Expiring 07/14/17	Morgan Stanley	INR	40,495	630,000	625,263	(4,737)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Indian Rupee (continued),
Expiring 07/14/17	Morgan Stanley	INR	40,415	$626,000	$624,022	$(1,978)
Expiring 07/14/17	Morgan Stanley	INR	26,142	387,026	403,641	16,615
Expiring 07/14/17	Morgan Stanley	INR	21,144	328,000	326,473	(1,527)
Expiring 07/20/17	Morgan Stanley	INR	16,263	251,000	250,895	(105)
Expiring 07/24/17	Morgan Stanley	INR	149,491	2,305,709	2,304,980	(729)
Expiring 07/24/17	Morgan Stanley	INR	40,565	628,000	625,468	(2,532)
Expiring 07/24/17	Morgan Stanley	INR	40,451	625,335	623,710	(1,625)
Expiring 07/31/17	Morgan Stanley	INR	81,194	1,256,000	1,250,715	(5,285)
Expiring 07/31/17	Morgan Stanley	INR	40,607	628,000	625,512	(2,488)
Indonesian Rupiah,
Expiring 08/25/17	Morgan Stanley	IDR	32,546,687	2,434,489	2,425,918	(8,571)
Expiring 08/25/17	Morgan Stanley	IDR	19,527,869	1,461,667	1,455,541	(6,126)
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	210,501	1,884,000	1,878,407	(5,593)
Expiring 09/20/17	Morgan Stanley	JPY	140,606	1,255,000	1,254,702	(298)
Expiring 09/20/17	Morgan Stanley	JPY	140,589	1,256,000	1,254,547	(1,453)
Expiring 09/20/17	Morgan Stanley	JPY	140,531	1,256,000	1,254,032	(1,968)
Expiring 09/20/17	Morgan Stanley	JPY	139,530	1,256,000	1,245,099	(10,901)
Expiring 09/20/17	Morgan Stanley	JPY	123,461	1,097,121	1,101,707	4,586
Expiring 09/20/17	Morgan Stanley	JPY	70,438	627,000	628,550	1,550
Expiring 09/20/17	Morgan Stanley	JPY	70,307	628,000	627,389	(611)
Expiring 09/20/17	Morgan Stanley	JPY	70,295	628,000	627,279	(721)
Expiring 09/20/17	Morgan Stanley	JPY	70,287	627,000	627,204	204
Expiring 09/20/17	Morgan Stanley	JPY	70,224	628,000	626,646	(1,354)
Expiring 09/20/17	Morgan Stanley	JPY	70,200	627,000	626,433	(567)
Expiring 09/20/17	Morgan Stanley	JPY	70,122	628,000	625,737	(2,263)
Expiring 09/20/17	Morgan Stanley	JPY	70,057	628,000	625,158	(2,842)
Expiring 09/20/17	Morgan Stanley	JPY	69,865	629,000	623,437	(5,563)
Expiring 09/20/17	Morgan Stanley	JPY	69,783	629,000	622,706	(6,294)
Expiring 09/20/17	Morgan Stanley	JPY	69,599	628,000	621,064	(6,936)
Expiring 09/20/17	Morgan Stanley	JPY	69,522	627,000	620,383	(6,617)
Expiring 09/20/17	Morgan Stanley	JPY	69,499	630,000	620,175	(9,825)
Expiring 09/20/17	Morgan Stanley	JPY	69,475	630,000	619,962	(10,038)
Expiring 09/20/17	Morgan Stanley	JPY	69,438	630,000	619,632	(10,368)
Expiring 09/20/17	Morgan Stanley	JPY	69,365	627,000	618,983	(8,017)
Expiring 09/20/17	Morgan Stanley	JPY	69,237	630,000	617,837	(12,163)
Expiring 09/20/17	Morgan Stanley	JPY	69,149	630,000	617,050	(12,950)
Expiring 09/20/17	Morgan Stanley	JPY	69,017	629,000	615,873	(13,127)
Expiring 09/20/17	Morgan Stanley	JPY	68,967	629,000	615,430	(13,570)
Expiring 09/20/17	Morgan Stanley	JPY	68,756	630,000	613,542	(16,458)
Expiring 09/20/17	Morgan Stanley	JPY	67,724	604,486	604,337	(149)
Expiring 09/20/17	Morgan Stanley	JPY	50,280	453,705	448,677	(5,028)
Expiring 09/20/17	Morgan Stanley	JPY	33,755	302,307	301,209	(1,098)
Expiring 09/20/17	Morgan Stanley	JPY	33,683	302,177	300,570	(1,607)
Expiring 09/20/17	Morgan Stanley	JPY	33,673	302,947	300,483	(2,464)
Expiring 09/20/17	Morgan Stanley	JPY	30,868	277,321	275,451	(1,870)
Expiring 09/20/17	Morgan Stanley	JPY	29,100	266,314	259,670	(6,644)
Expiring 09/20/17	Morgan Stanley	JPY	27,952	252,156	249,430	(2,726)
Malaysian Ringgit,
Expiring 07/05/17	Morgan Stanley	MYR	1,889	439,764	439,886	122
Expiring 07/27/17	Morgan Stanley	MYR	1,889	438,722	439,454	732
Expiring 07/27/17	Morgan Stanley	MYR	1,104	254,692	256,747	2,055
Mexican Peso,
Expiring 09/20/17	Morgan Stanley	MXN	103,624	5,617,059	5,635,155	18,096
Expiring 09/20/17	Morgan Stanley	MXN	25,255	1,380,000	1,373,405	(6,595)
Expiring 09/20/17	Morgan Stanley	MXN	11,481	630,000	624,372	(5,628)
Expiring 09/20/17	Morgan Stanley	MXN	11,439	627,000	622,043	(4,957)
Expiring 09/20/17	Morgan Stanley	MXN	11,395	628,000	619,691	(8,309)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/20/17	Morgan Stanley	MXN	6,682	$364,829	$363,390	$(1,439)
Expiring 09/20/17	Morgan Stanley	MXN	4,785	260,036	260,188	152
Expiring 09/20/17	Morgan Stanley	MXN	4,640	251,000	252,338	1,338
Expiring 09/20/17	Morgan Stanley	MXN	4,630	251,000	251,785	785
Expiring 09/20/17	Morgan Stanley	MXN	4,618	252,000	251,147	(853)
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	19,022	629,000	625,549	(3,451)
Expiring 07/11/17	Morgan Stanley	TWD	8,528	276,358	280,460	4,102
Expiring 07/17/17	Morgan Stanley	TWD	37,935	1,260,000	1,247,745	(12,255)
Expiring 07/20/17	Morgan Stanley	TWD	19,108	627,000	628,571	1,571
Expiring 07/20/17	Morgan Stanley	TWD	19,083	627,000	627,736	736
Expiring 07/20/17	Morgan Stanley	TWD	19,032	628,000	626,076	(1,924)
Expiring 07/20/17	Morgan Stanley	TWD	19,017	627,000	625,570	(1,430)
Expiring 07/20/17	Morgan Stanley	TWD	7,311	239,705	240,499	794
Expiring 08/17/17	Morgan Stanley	TWD	19,489	644,487	641,739	(2,748)
New Zealand Dollar,
Expiring 07/28/17	Morgan Stanley	NZD	2,649	1,905,627	1,939,910	34,283
Expiring 07/28/17	Morgan Stanley	NZD	183	132,236	133,940	1,704
Expiring 09/20/17	Morgan Stanley	NZD	8,312	5,974,340	6,081,643	107,303
Expiring 09/20/17	Morgan Stanley	NZD	870	626,000	636,561	10,561
Expiring 09/20/17	Morgan Stanley	NZD	860	627,379	629,245	1,866
Expiring 09/20/17	Morgan Stanley	NZD	447	326,239	327,223	984
Expiring 09/20/17	Morgan Stanley	NZD	381	276,389	278,388	1,999
Expiring 09/20/17	Morgan Stanley	NZD	348	251,151	254,625	3,474
Expiring 09/20/17	Morgan Stanley	NZD	344	250,625	251,698	1,073
Expiring 09/20/17	Morgan Stanley	NZD	343	249,214	250,706	1,492
Norwegian Krone,
Expiring 07/12/17	Morgan Stanley	NOK	7,185	836,086	860,880	24,794
Expiring 09/20/17	Morgan Stanley	NOK	5,320	629,000	638,205	9,205
Expiring 09/20/17	Morgan Stanley	NOK	5,300	628,000	635,827	7,827
Peruvian Nuevo Sol,
Expiring 08/29/17	Morgan Stanley	PEN	2,051	619,294	627,826	8,532
Philippine Peso,
Expiring 07/31/17	Morgan Stanley	PHP	63,695	1,255,000	1,260,367	5,367
Expiring 09/14/17	Morgan Stanley	PHP	62,646	1,257,702	1,236,787	(20,915)
Polish Zloty,
Expiring 08/30/17	Morgan Stanley	PLN	2,103	560,295	567,391	7,096
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	168,729	2,863,153	2,848,539	(14,614)
Expiring 07/20/17	Morgan Stanley	RUB	69,850	1,219,279	1,179,225	(40,054)
Expiring 07/20/17	Morgan Stanley	RUB	36,137	630,000	610,075	(19,925)
Expiring 07/20/17	Morgan Stanley	RUB	36,124	630,000	609,863	(20,137)
Expiring 07/20/17	Morgan Stanley	RUB	30,269	502,000	511,012	9,012
Expiring 07/20/17	Morgan Stanley	RUB	30,193	503,000	509,726	6,726
Expiring 07/20/17	Morgan Stanley	RUB	30,063	503,000	507,540	4,540
Expiring 07/20/17	Morgan Stanley	RUB	28,838	503,000	486,854	(16,146)
Expiring 07/20/17	Morgan Stanley	RUB	22,367	377,000	377,599	599
Expiring 07/20/17	Morgan Stanley	RUB	21,913	382,090	369,935	(12,155)
Expiring 07/20/17	Morgan Stanley	RUB	14,036	234,803	236,962	2,159
Expiring 07/20/17	Morgan Stanley	RUB	13,849	229,439	233,799	4,360
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	1,743	1,256,000	1,267,660	11,660
South African Rand,
Expiring 09/20/17	Morgan Stanley	ZAR	5,517	424,125	415,798	(8,327)
Expiring 09/20/17	Morgan Stanley	ZAR	3,316	251,000	249,939	(1,061)
Expiring 09/20/17	Morgan Stanley	ZAR	3,301	251,000	248,826	(2,174)
Expiring 09/20/17	Morgan Stanley	ZAR	3,294	251,000	248,293	(2,707)
Expiring 09/20/17	Morgan Stanley	ZAR	3,274	251,000	246,749	(4,251)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 09/20/17	Morgan Stanley	ZAR	3,270	$251,000	$246,436	$(4,564)
Expiring 09/20/17	Morgan Stanley	ZAR	3,098	242,474	233,497	(8,977)
South Korean Won,
Expiring 07/03/17	Morgan Stanley	KRW	279,375	245,799	244,189	(1,610)
Expiring 07/12/17	Morgan Stanley	KRW	1,458,533	1,288,480	1,275,020	(13,460)
Expiring 07/12/17	Morgan Stanley	KRW	271,413	241,675	237,264	(4,411)
Expiring 07/13/17	Morgan Stanley	KRW	3,126,337	2,739,037	2,733,023	(6,014)
Expiring 07/13/17	Morgan Stanley	KRW	3,035,122	2,668,943	2,653,284	(15,659)
Expiring 07/13/17	Morgan Stanley	KRW	2,861,145	2,570,013	2,501,193	(68,820)
Expiring 07/13/17	Morgan Stanley	KRW	1,678,238	1,502,007	1,467,104	(34,903)
Expiring 07/13/17	Morgan Stanley	KRW	1,480,815	1,280,240	1,294,519	14,279
Expiring 07/13/17	Morgan Stanley	KRW	1,084,526	951,130	948,085	(3,045)
Expiring 07/13/17	Morgan Stanley	KRW	814,736	722,009	712,237	(9,772)
Expiring 07/20/17	Morgan Stanley	KRW	1,436,424	1,257,000	1,255,853	(1,147)
Expiring 07/20/17	Morgan Stanley	KRW	717,721	629,000	627,497	(1,503)
Expiring 07/20/17	Morgan Stanley	KRW	710,391	627,000	621,089	(5,911)
Expiring 07/20/17	Morgan Stanley	KRW	710,266	627,000	620,979	(6,021)
Expiring 07/20/17	Morgan Stanley	KRW	287,207	251,000	251,102	102
Expiring 07/20/17	Morgan Stanley	KRW	287,000	251,853	250,921	(932)
Expiring 07/26/17	Morgan Stanley	KRW	1,428,072	1,256,000	1,248,671	(7,329)
Expiring 07/26/17	Morgan Stanley	KRW	715,292	628,000	625,434	(2,566)
Expiring 07/26/17	Morgan Stanley	KRW	712,843	628,000	623,292	(4,708)
Expiring 07/31/17	Morgan Stanley	KRW	431,854	377,000	377,631	631
Expiring 07/31/17	Morgan Stanley	KRW	60,217	52,518	52,656	138
Expiring 09/27/17	Morgan Stanley	KRW	3,129,553	2,759,260	2,739,043	(20,217)
Swedish Krona,
Expiring 07/12/17	Morgan Stanley	SEK	31,240	3,527,701	3,710,859	183,158
Expiring 07/12/17	Morgan Stanley	SEK	2,071	236,835	246,038	9,203
Expiring 09/20/17	Morgan Stanley	SEK	3,505	404,134	418,035	13,901
Expiring 09/20/17	Morgan Stanley	SEK	2,419	277,907	288,455	10,548
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	7,624	2,107,116	2,116,165	9,049
Expiring 09/20/17	Morgan Stanley	TRY	2,264	630,000	628,561	(1,439)
Expiring 09/20/17	Morgan Stanley	TRY	2,252	628,000	625,014	(2,986)
Expiring 09/20/17	Morgan Stanley	TRY	2,247	628,000	623,776	(4,224)
Expiring 09/20/17	Morgan Stanley	TRY	2,247	628,000	623,776	(4,224)
Expiring 09/20/17	Morgan Stanley	TRY	2,246	628,000	623,428	(4,572)
Expiring 09/20/17	Morgan Stanley	TRY	1,362	376,000	377,953	1,953
Expiring 09/20/17	Morgan Stanley	TRY	912	251,000	253,161	2,161
Expiring 09/20/17	Morgan Stanley	TRY	910	252,000	252,600	600
Expiring 09/20/17	Morgan Stanley	TRY	901	251,000	249,967	(1,033)

				$251,395,043	$253,120,064	1,725,021

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Morgan Stanley	ARS	9,369	$567,819	$561,759	$6,060
Expiring 07/13/17	Morgan Stanley	ARS	8,137	502,000	486,010	15,990
Australian Dollar,
Expiring 07/27/17	Morgan Stanley	AUD	4,525	3,384,913	3,476,551	(91,638)
Expiring 09/20/17	Morgan Stanley	AUD	9,298	7,002,041	7,139,213	(137,172)
Expiring 09/20/17	Morgan Stanley	AUD	3,401	2,562,186	2,611,132	(48,946)
Expiring 09/20/17	Morgan Stanley	AUD	830	626,052	637,267	(11,215)
Expiring 09/20/17	Morgan Stanley	AUD	827	626,998	634,964	(7,966)
Expiring 09/20/17	Morgan Stanley	AUD	827	626,841	634,964	(8,123)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/20/17	Morgan Stanley	AUD	826	$626,876	$634,196	$(7,320)
Expiring 09/20/17	Morgan Stanley	AUD	826	626,558	634,196	(7,638)
Expiring 09/20/17	Morgan Stanley	AUD	818	626,923	628,054	(1,131)
Expiring 09/20/17	Morgan Stanley	AUD	817	626,872	627,286	(414)
Expiring 09/20/17	Morgan Stanley	AUD	495	376,378	380,322	(3,944)
Expiring 09/20/17	Morgan Stanley	AUD	331	250,930	253,740	(2,810)
Brazilian Real,
Expiring 07/05/17	Morgan Stanley	BRL	19,797	6,013,796	5,968,965	44,831
Expiring 07/05/17	Morgan Stanley	BRL	16,801	5,264,626	5,065,539	199,087
Expiring 07/05/17	Morgan Stanley	BRL	2,904	879,000	875,575	3,425
Expiring 07/05/17	Morgan Stanley	BRL	2,881	878,000	868,649	9,351
Expiring 07/05/17	Morgan Stanley	BRL	2,083	629,000	627,933	1,067
Expiring 07/05/17	Morgan Stanley	BRL	2,046	625,000	616,760	8,240
Expiring 07/05/17	Morgan Stanley	BRL	2,041	625,000	615,492	9,508
Expiring 07/05/17	Morgan Stanley	BRL	825	251,000	248,739	2,261
Expiring 09/05/17	Morgan Stanley	BRL	2,006	599,465	597,111	2,354
Expiring 10/03/17	Morgan Stanley	BRL	16,801	5,019,419	4,975,327	44,092
British Pound,
Expiring 08/10/17	Morgan Stanley	GBP	14,185	18,098,519	18,499,973	(401,454)
Expiring 09/20/17	Morgan Stanley	GBP	9,163	11,694,524	11,964,875	(270,351)
Expiring 09/20/17	Morgan Stanley	GBP	4,416	5,617,954	5,766,353	(148,399)
Expiring 09/20/17	Morgan Stanley	GBP	1,449	1,886,431	1,892,111	(5,680)
Expiring 09/20/17	Morgan Stanley	GBP	1,156	1,505,000	1,509,480	(4,480)
Expiring 09/20/17	Morgan Stanley	GBP	987	1,256,490	1,288,829	(32,339)
Expiring 09/20/17	Morgan Stanley	GBP	495	628,823	646,373	(17,550)
Expiring 09/20/17	Morgan Stanley	GBP	494	630,196	645,068	(14,872)
Expiring 09/20/17	Morgan Stanley	GBP	494	628,353	645,068	(16,715)
Expiring 09/20/17	Morgan Stanley	GBP	493	631,878	643,762	(11,884)
Expiring 09/20/17	Morgan Stanley	GBP	493	629,354	643,762	(14,408)
Expiring 09/20/17	Morgan Stanley	GBP	492	630,311	642,456	(12,145)
Expiring 09/20/17	Morgan Stanley	GBP	491	628,944	641,151	(12,207)
Expiring 09/20/17	Morgan Stanley	GBP	485	630,199	633,315	(3,116)
Expiring 09/20/17	Morgan Stanley	GBP	294	377,768	383,907	(6,139)
Expiring 09/20/17	Morgan Stanley	GBP	251	326,239	327,794	(1,555)
Expiring 09/20/17	Morgan Stanley	GBP	197	251,948	257,243	(5,295)
Expiring 09/20/17	Morgan Stanley	GBP	197	251,262	257,244	(5,982)
Canadian Dollar,
Expiring 07/14/17	Morgan Stanley	CAD	4,424	3,249,859	3,412,457	(162,598)
Expiring 09/20/17	Morgan Stanley	CAD	6,012	4,539,719	4,641,984	(102,265)
Expiring 09/20/17	Morgan Stanley	CAD	1,992	1,507,000	1,537,829	(30,829)
Expiring 09/20/17	Morgan Stanley	CAD	1,666	1,258,000	1,286,674	(28,674)
Expiring 09/20/17	Morgan Stanley	CAD	1,663	1,260,000	1,284,273	(24,273)
Expiring 09/20/17	Morgan Stanley	CAD	1,662	1,258,000	1,283,629	(25,629)
Expiring 09/20/17	Morgan Stanley	CAD	1,660	1,256,000	1,281,816	(25,816)
Expiring 09/20/17	Morgan Stanley	CAD	1,633	1,238,706	1,261,115	(22,409)
Expiring 09/20/17	Morgan Stanley	CAD	1,576	1,190,505	1,217,006	(26,501)
Expiring 09/20/17	Morgan Stanley	CAD	836	630,000	645,381	(15,381)
Expiring 09/20/17	Morgan Stanley	CAD	835	630,000	644,715	(14,715)
Expiring 09/20/17	Morgan Stanley	CAD	835	630,000	644,379	(14,379)
Expiring 09/20/17	Morgan Stanley	CAD	832	629,000	642,489	(13,489)
Expiring 09/20/17	Morgan Stanley	CAD	832	628,000	642,040	(14,040)
Expiring 09/20/17	Morgan Stanley	CAD	831	630,000	641,587	(11,587)
Expiring 09/20/17	Morgan Stanley	CAD	830	628,000	640,680	(12,680)
Expiring 09/20/17	Morgan Stanley	CAD	830	628,000	640,534	(12,534)
Expiring 09/20/17	Morgan Stanley	CAD	829	628,000	640,207	(12,207)
Expiring 09/20/17	Morgan Stanley	CAD	793	600,695	611,901	(11,206)
Expiring 09/20/17	Morgan Stanley	CAD	690	519,246	532,376	(13,130)
Expiring 09/20/17	Morgan Stanley	CAD	430	327,130	331,660	(4,530)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/20/17	Morgan Stanley	CAD	391	$301,365	$301,778	$(413)
Expiring 09/20/17	Morgan Stanley	CAD	333	251,000	256,930	(5,930)
Expiring 09/20/17	Morgan Stanley	CAD	333	251,403	256,702	(5,299)
Chilean Peso,
Expiring 07/03/17	Morgan Stanley	CLP	166,092	251,000	250,182	818
Expiring 07/17/17	Morgan Stanley	CLP	335,235	504,000	504,755	(755)
Expiring 07/17/17	Morgan Stanley	CLP	250,422	377,000	377,055	(55)
Expiring 07/24/17	Morgan Stanley	CLP	165,936	251,000	249,795	1,205
Expiring 07/24/17	Morgan Stanley	CLP	163,669	247,084	246,381	703
Expiring 08/30/17	Morgan Stanley	CLP	167,467	252,000	251,842	158
Expiring 08/30/17	Morgan Stanley	CLP	167,089	252,000	251,273	727
Expiring 08/30/17	Morgan Stanley	CLP	167,000	252,000	251,140	860
Expiring 08/30/17	Morgan Stanley	CLP	166,092	251,102	249,774	1,328
Chinese Renminbi,
Expiring 09/20/17	Morgan Stanley	CNH	8,548	1,254,000	1,253,035	965
Expiring 09/20/17	Morgan Stanley	CNH	4,324	630,000	633,747	(3,747)
Expiring 09/20/17	Morgan Stanley	CNH	4,323	629,000	633,669	(4,669)
Expiring 09/20/17	Morgan Stanley	CNH	4,309	628,000	631,646	(3,646)
Expiring 09/20/17	Morgan Stanley	CNH	4,306	628,000	631,217	(3,217)
Expiring 09/20/17	Morgan Stanley	CNH	4,304	628,000	630,840	(2,840)
Expiring 09/20/17	Morgan Stanley	CNH	4,286	627,000	628,209	(1,209)
Expiring 09/20/17	Morgan Stanley	CNH	4,280	624,232	627,302	(3,070)
Expiring 09/20/17	Morgan Stanley	CNH	3,900	570,006	571,639	(1,633)
Expiring 09/20/17	Morgan Stanley	CNH	1,550	227,707	227,135	572
Colombian Peso,
Expiring 08/11/17	Morgan Stanley	COP	1,630,148	558,366	531,637	26,729
Expiring 09/14/17	Morgan Stanley	COP	728,063	245,428	236,481	8,947
Euro,
Expiring 08/24/17	Morgan Stanley	EUR	17,290	19,561,301	19,805,780	(244,479)
Expiring 09/20/17	Morgan Stanley	EUR	3,140	3,517,632	3,601,780	(84,148)
Expiring 09/20/17	Morgan Stanley	EUR	1,907	2,143,254	2,188,208	(44,954)
Expiring 09/20/17	Morgan Stanley	EUR	1,659	1,893,151	1,903,193	(10,042)
Expiring 09/20/17	Morgan Stanley	EUR	1,125	1,269,699	1,290,256	(20,557)
Expiring 09/20/17	Morgan Stanley	EUR	1,104	1,261,572	1,266,501	(4,929)
Expiring 09/20/17	Morgan Stanley	EUR	570	653,693	653,607	86
Expiring 09/20/17	Morgan Stanley	EUR	564	631,607	647,017	(15,410)
Expiring 09/20/17	Morgan Stanley	EUR	561	630,811	643,575	(12,764)
Expiring 09/20/17	Morgan Stanley	EUR	558	631,904	639,560	(7,656)
Expiring 09/20/17	Morgan Stanley	EUR	557	631,000	638,986	(7,986)
Expiring 09/20/17	Morgan Stanley	EUR	553	631,112	634,398	(3,286)
Expiring 09/20/17	Morgan Stanley	EUR	552	630,730	633,251	(2,521)
Expiring 09/20/17	Morgan Stanley	EUR	548	616,079	628,900	(12,821)
Expiring 09/20/17	Morgan Stanley	EUR	450	504,729	516,237	(11,508)
Expiring 09/20/17	Morgan Stanley	EUR	285	326,239	326,546	(307)
Expiring 09/20/17	Morgan Stanley	EUR	268	306,624	306,957	(333)
Expiring 09/20/17	Morgan Stanley	EUR	224	251,764	256,971	(5,207)
Expiring 09/20/17	Morgan Stanley	EUR	201	230,215	230,224	(9)
Hong Kong Dollar,
Expiring 09/29/17	Morgan Stanley	HKD	8,641	1,115,923	1,109,553	6,370
Expiring 10/03/17	Morgan Stanley	HKD	21,969	2,835,558	2,821,097	14,461
Expiring 10/10/17	Morgan Stanley	HKD	17,663	2,280,000	2,268,505	11,495
Expiring 03/27/18	Morgan Stanley	HKD	17,561	2,270,576	2,260,489	10,087
Expiring 03/27/18	Morgan Stanley	HKD	14,457	1,869,000	1,860,925	8,075
Expiring 03/27/18	Morgan Stanley	HKD	10,307	1,332,820	1,326,799	6,021
Expiring 03/27/18	Morgan Stanley	HKD	9,626	1,243,000	1,239,059	3,941
Expiring 03/27/18	Morgan Stanley	HKD	6,455	834,360	830,884	3,476
Expiring 05/11/18	Morgan Stanley	HKD	19,412	2,506,000	2,499,919	6,081

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Indian Rupee,
Expiring 07/14/17	Morgan Stanley	INR	149,944	$2,323,276	$2,315,217	$8,059
Expiring 07/14/17	Morgan Stanley	INR	85,675	1,308,490	1,322,862	(14,372)
Expiring 07/14/17	Morgan Stanley	INR	42,395	646,105	654,601	(8,496)
Expiring 07/14/17	Morgan Stanley	INR	17,813	261,871	275,034	(13,163)
Expiring 07/20/17	Morgan Stanley	INR	16,218	251,000	250,202	798
Expiring 07/24/17	Morgan Stanley	INR	40,601	626,736	626,021	715
Indonesian Rupiah,
Expiring 07/21/17	Morgan Stanley	IDR	8,371,240	628,000	626,538	1,462
Expiring 07/31/17	Morgan Stanley	IDR	8,759,026	656,461	654,779	1,682
Expiring 08/25/17	Morgan Stanley	IDR	8,264,450	616,911	616,004	907
Japanese Yen,
Expiring 07/03/17	Morgan Stanley	JPY	3,080,801	28,506,929	27,394,755	1,112,174
Expiring 07/20/17	Morgan Stanley	JPY	895,444	8,088,818	7,968,588	120,230
Expiring 07/20/17	Morgan Stanley	JPY	216,017	1,951,346	1,922,342	29,004
Expiring 09/19/17	Morgan Stanley	JPY	880,216	7,930,763	7,854,224	76,539
Expiring 09/20/17	Morgan Stanley	JPY	2,603,735	23,748,795	23,234,436	514,359
Expiring 09/20/17	Morgan Stanley	JPY	210,436	1,882,000	1,877,825	4,175
Expiring 09/20/17	Morgan Stanley	JPY	140,178	1,255,000	1,250,878	4,122
Expiring 09/20/17	Morgan Stanley	JPY	139,259	1,256,000	1,242,678	13,322
Expiring 09/20/17	Morgan Stanley	JPY	100,566	900,828	897,399	3,429
Expiring 09/20/17	Morgan Stanley	JPY	70,126	627,000	625,772	1,228
Expiring 09/20/17	Morgan Stanley	JPY	70,024	627,000	624,862	2,138
Expiring 09/20/17	Morgan Stanley	JPY	69,883	628,000	623,603	4,397
Expiring 09/20/17	Morgan Stanley	JPY	68,597	630,000	612,121	17,879
Expiring 09/20/17	Morgan Stanley	JPY	68,375	630,000	610,146	19,854
Expiring 09/20/17	Morgan Stanley	JPY	42,175	376,000	376,347	(347)
Expiring 09/25/17	Morgan Stanley	JPY	3,080,770	27,695,675	27,497,965	197,710
Malaysian Ringgit,
Expiring 08/17/17	Morgan Stanley	MYR	1,121	258,792	260,654	(1,862)
Mexican Peso,
Expiring 08/25/17	Morgan Stanley	MXN	16,409	909,823	895,889	13,934
Expiring 09/20/17	Morgan Stanley	MXN	11,551	629,000	628,153	847
Expiring 09/20/17	Morgan Stanley	MXN	11,545	630,000	627,806	2,194
Expiring 09/20/17	Morgan Stanley	MXN	11,477	629,000	624,107	4,893
Expiring 09/20/17	Morgan Stanley	MXN	11,426	627,000	621,352	5,648
Expiring 09/20/17	Morgan Stanley	MXN	11,416	628,000	620,813	7,187
Expiring 09/20/17	Morgan Stanley	MXN	11,357	627,000	617,601	9,399
Expiring 09/20/17	Morgan Stanley	MXN	10,618	578,088	577,427	661
Expiring 09/20/17	Morgan Stanley	MXN	9,166	502,000	498,478	3,522
Expiring 09/20/17	Morgan Stanley	MXN	4,618	251,000	251,119	(119)
Expiring 09/20/17	Morgan Stanley	MXN	4,592	251,000	249,700	1,300
Expiring 09/20/17	Morgan Stanley	MXN	4,585	251,000	249,314	1,686
Expiring 09/20/17	Morgan Stanley	MXN	4,577	251,000	248,924	2,076
Expiring 09/20/17	Morgan Stanley	MXN	4,572	251,000	248,635	2,365
Expiring 09/20/17	Morgan Stanley	MXN	4,566	251,000	248,287	2,713
Expiring 09/20/17	Morgan Stanley	MXN	4,114	225,072	223,741	1,331
Expiring 09/20/17	Morgan Stanley	MXN	2,314	126,000	125,830	170
New Taiwanese Dollar,
Expiring 07/11/17	Morgan Stanley	TWD	19,575	639,915	643,732	(3,817)
Expiring 07/11/17	Morgan Stanley	TWD	17,402	571,128	572,281	(1,153)
Expiring 07/11/17	Morgan Stanley	TWD	12,447	413,340	409,308	4,032
Expiring 07/11/17	Morgan Stanley	TWD	7,634	252,547	251,038	1,509
Expiring 07/19/17	Morgan Stanley	TWD	8,582	283,000	282,284	716
Expiring 07/20/17	Morgan Stanley	TWD	19,127	629,000	629,200	(200)
Expiring 07/31/17	Morgan Stanley	TWD	26,801	879,000	881,953	(2,953)
Expiring 07/31/17	Morgan Stanley	TWD	19,141	628,000	629,891	(1,891)
Expiring 07/31/17	Morgan Stanley	TWD	7,631	251,000	251,116	(116)
Expiring 08/17/17	Morgan Stanley	TWD	148,247	4,858,959	4,881,438	(22,479)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 08/30/17	Morgan Stanley	TWD	56,671	$1,883,692	$1,866,927	$16,765
Expiring 09/11/17	Morgan Stanley	TWD	166,883	5,556,284	5,500,579	55,705
Expiring 09/29/17	Morgan Stanley	TWD	51,656	1,712,905	1,703,974	8,931
Expiring 09/29/17	Morgan Stanley	TWD	18,874	626,042	622,592	3,450
Expiring 10/20/17	Morgan Stanley	TWD	68,960	2,286,621	2,277,053	9,568
New Zealand Dollar,
Expiring 07/28/17	Morgan Stanley	NZD	2,559	1,841,111	1,874,234	(33,123)
Expiring 09/20/17	Morgan Stanley	NZD	2,604	1,876,260	1,905,293	(29,033)
Expiring 09/20/17	Morgan Stanley	NZD	1,742	1,254,397	1,274,586	(20,189)
Expiring 09/20/17	Morgan Stanley	NZD	1,733	1,255,281	1,268,000	(12,719)
Expiring 09/20/17	Morgan Stanley	NZD	871	627,608	637,293	(9,685)
Expiring 09/20/17	Morgan Stanley	NZD	869	628,058	635,829	(7,771)
Expiring 09/20/17	Morgan Stanley	NZD	867	626,962	634,366	(7,404)
Expiring 09/20/17	Morgan Stanley	NZD	866	627,795	633,635	(5,840)
Expiring 09/20/17	Morgan Stanley	NZD	866	627,313	633,634	(6,321)
Expiring 09/20/17	Morgan Stanley	NZD	866	626,119	633,635	(7,516)
Expiring 09/20/17	Morgan Stanley	NZD	866	625,494	633,635	(8,141)
Expiring 09/20/17	Morgan Stanley	NZD	865	626,935	632,903	(5,968)
Expiring 09/20/17	Morgan Stanley	NZD	862	626,890	630,708	(3,818)
Expiring 09/20/17	Morgan Stanley	NZD	657	477,232	480,340	(3,108)
Expiring 09/20/17	Morgan Stanley	NZD	486	351,286	355,678	(4,392)
Expiring 09/20/17	Morgan Stanley	NZD	463	336,449	338,454	(2,005)
Expiring 09/20/17	Morgan Stanley	NZD	417	301,771	304,732	(2,961)
Expiring 09/20/17	Morgan Stanley	NZD	379	276,459	277,432	(973)
Expiring 09/20/17	Morgan Stanley	NZD	348	251,371	254,625	(3,254)
Norwegian Krone,
Expiring 07/12/17	Morgan Stanley	NOK	8,487	987,561	1,016,847	(29,286)
Expiring 09/20/17	Morgan Stanley	NOK	2,127	251,378	255,217	(3,839)
Polish Zloty,
Expiring 08/30/17	Morgan Stanley	PLN	1,839	489,875	496,079	(6,204)
Expiring 09/20/17	Morgan Stanley	PLN	2,267	600,333	611,641	(11,308)
Russian Ruble,
Expiring 07/20/17	Morgan Stanley	RUB	133,142	2,329,279	2,247,748	81,531
Expiring 07/20/17	Morgan Stanley	RUB	71,898	1,254,000	1,213,803	40,197
Expiring 07/20/17	Morgan Stanley	RUB	36,468	630,000	615,659	14,341
Expiring 07/20/17	Morgan Stanley	RUB	36,461	630,000	615,550	14,450
Expiring 07/20/17	Morgan Stanley	RUB	35,684	624,788	602,428	22,360
Expiring 07/20/17	Morgan Stanley	RUB	29,536	502,000	498,636	3,364
Expiring 07/20/17	Morgan Stanley	RUB	22,353	376,000	377,375	(1,375)
Expiring 07/20/17	Morgan Stanley	RUB	14,811	251,000	250,042	958
Expiring 07/20/17	Morgan Stanley	RUB	14,616	252,000	246,755	5,245
Expiring 07/20/17	Morgan Stanley	RUB	14,315	249,152	241,672	7,480
Singapore Dollar,
Expiring 09/20/17	Morgan Stanley	SGD	1,738	1,256,000	1,263,663	(7,663)
Expiring 09/20/17	Morgan Stanley	SGD	1,357	980,837	986,622	(5,785)
Expiring 09/20/17	Morgan Stanley	SGD	788	568,871	573,051	(4,180)
South African Rand,
Expiring 08/17/17	Morgan Stanley	ZAR	7,797	611,429	590,952	20,477
Expiring 08/17/17	Morgan Stanley	ZAR	2,468	187,147	187,049	98
Expiring 09/20/17	Morgan Stanley	ZAR	9,446	724,000	711,975	12,025
Expiring 09/20/17	Morgan Stanley	ZAR	3,332	251,000	251,158	(158)
Expiring 09/20/17	Morgan Stanley	ZAR	3,331	251,000	251,063	(63)
Expiring 09/20/17	Morgan Stanley	ZAR	3,315	251,000	249,882	1,118
Expiring 09/20/17	Morgan Stanley	ZAR	3,308	251,000	249,326	1,674
Expiring 09/20/17	Morgan Stanley	ZAR	3,092	236,969	233,043	3,926
South Korean Won,
Expiring 07/03/17	Morgan Stanley	KRW	279,375	250,000	244,189	5,811
Expiring 07/12/17	Morgan Stanley	KRW	1,691,916	1,498,664	1,479,039	19,625

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 07/13/17	Morgan Stanley	KRW	5,862,011	$5,224,515	$5,124,531	$99,984
Expiring 07/13/17	Morgan Stanley	KRW	2,668,120	2,375,082	2,332,452	42,630
Expiring 07/13/17	Morgan Stanley	KRW	2,099,352	1,849,812	1,835,239	14,573
Expiring 07/13/17	Morgan Stanley	KRW	1,934,746	1,692,899	1,691,343	1,556
Expiring 07/13/17	Morgan Stanley	KRW	1,636,045	1,433,342	1,430,220	3,122
Expiring 07/13/17	Morgan Stanley	KRW	995,560	891,288	870,312	20,976
Expiring 07/13/17	Morgan Stanley	KRW	278,261	245,510	243,254	2,256
Expiring 07/17/17	Morgan Stanley	KRW	705,682	630,000	616,942	13,058
Expiring 07/19/17	Morgan Stanley	KRW	711,585	630,000	622,123	7,877
Expiring 07/19/17	Morgan Stanley	KRW	394,106	347,077	344,558	2,519
Expiring 07/20/17	Morgan Stanley	KRW	715,359	629,000	625,432	3,568
Expiring 07/26/17	Morgan Stanley	KRW	284,333	251,000	248,614	2,386
Expiring 07/31/17	Morgan Stanley	KRW	679,871	593,774	594,508	(734)
Expiring 07/31/17	Morgan Stanley	KRW	286,726	251,000	250,725	275
Expiring 08/24/17	Morgan Stanley	KRW	5,421,835	4,821,552	4,742,406	79,146
Expiring 09/27/17	Morgan Stanley	KRW	279,375	246,122	244,515	1,607
Swedish Krona,
Expiring 07/12/17	Morgan Stanley	SEK	31,856	3,597,309	3,784,081	(186,772)
Expiring 09/20/17	Morgan Stanley	SEK	2,349	277,298	280,132	(2,834)
Expiring 09/20/17	Morgan Stanley	SEK	2,162	252,358	257,872	(5,514)
Swiss Franc,
Expiring 08/30/17	Morgan Stanley	CHF	215	222,059	225,272	(3,213)
Expiring 09/20/17	Morgan Stanley	CHF	2,400	2,513,000	2,516,768	(3,768)
Turkish Lira,
Expiring 09/20/17	Morgan Stanley	TRY	2,156	600,556	598,409	2,147
Expiring 09/20/17	Morgan Stanley	TRY	1,361	377,000	377,855	(855)
Expiring 09/20/17	Morgan Stanley	TRY	906	251,000	251,604	(604)
Expiring 09/20/17	Morgan Stanley	TRY	906	251,000	251,486	(486)

				$377,752,631	$377,403,105	349,526

						$2,074,547

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
09/20/17	Buy	AUD	1,637	NZD	1,717	$660	Morgan Stanley
09/20/17	Buy	CHF	5,621	EUR	5,183	(52,050)	Morgan Stanley
07/03/17	Buy	CZK	31,274	EUR	1,167	34,670	Morgan Stanley
07/10/17	Buy	CZK	15,746	EUR	586	19,344	Morgan Stanley
09/20/17	Buy	CZK	11,242	EUR	428	2,925	Morgan Stanley
09/20/17	Buy	CZK	14,257	EUR	542	4,637	Morgan Stanley
09/20/17	Buy	CZK	14,426	EUR	550	3,309	Morgan Stanley
09/20/17	Buy	CZK	14,739	EUR	562	3,275	Morgan Stanley
09/20/17	Buy	CZK	14,790	EUR	563	4,402	Morgan Stanley
09/20/17	Buy	CZK	14,807	EUR	564	4,007	Morgan Stanley
09/20/17	Buy	CZK	15,494	EUR	582	13,548	Morgan Stanley
09/20/17	Buy	CZK	19,344	EUR	736	5,890	Morgan Stanley
09/20/17	Buy	CZK	44,555	EUR	1,667	46,637	Morgan Stanley
09/21/17	Buy	CZK	15,078	EUR	564	15,759	Morgan Stanley
09/21/17	Buy	CZK	19,737	EUR	738	20,866	Morgan Stanley
10/03/17	Buy	CZK	15,556	EUR	578	21,036	Morgan Stanley
10/03/17	Buy	CZK	15,720	EUR	584	21,383	Morgan Stanley
11/09/17	Buy	CZK	30,599	EUR	1,146	32,496	Morgan Stanley
11/21/17	Buy	CZK	17,362	EUR	649	20,042	Morgan Stanley
11/21/17	Buy	CZK	40,595	EUR	1,517	47,124	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2017 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
11/22/17	Buy	CZK	17,370	EUR	649	$20,550	Morgan Stanley
01/03/18	Buy	CZK	16,210	EUR	609	16,087	Morgan Stanley
01/03/18	Buy	CZK	16,595	EUR	622	18,141	Morgan Stanley
01/03/18	Buy	CZK	16,606	EUR	622	18,624	Morgan Stanley
01/03/18	Buy	CZK	16,978	EUR	636	18,698	Morgan Stanley
07/03/17	Buy	EUR	452	CZK	11,930	(5,407)	Morgan Stanley
07/03/17	Buy	EUR	736	CZK	19,344	(5,502)	Morgan Stanley
09/20/17	Buy	EUR	224	PLN	950	563	Morgan Stanley
09/20/17	Buy	EUR	224	AUD	333	1,592	Morgan Stanley
09/20/17	Buy	EUR	231	PLN	980	487	Morgan Stanley
09/20/17	Buy	EUR	264	SEK	2,563	(2,786)	Morgan Stanley
09/20/17	Buy	EUR	269	CAD	399	(56)	Morgan Stanley
09/20/17	Buy	EUR	269	CZK	7,046	(1,185)	Morgan Stanley
09/20/17	Buy	EUR	286	CZK	7,494	(938)	Morgan Stanley
09/20/17	Buy	EUR	338	NOK	3,221	1,338	Morgan Stanley
09/20/17	Buy	EUR	366	PLN	1,553	846	Morgan Stanley
09/20/17	Buy	EUR	420	HUF	129,874	(304)	Morgan Stanley
09/20/17	Buy	EUR	516	PLN	2,187	1,894	Morgan Stanley
09/20/17	Buy	EUR	549	SEK	5,308	(3,246)	Morgan Stanley
09/20/17	Buy	EUR	550	SEK	5,308	(2,039)	Morgan Stanley
09/20/17	Buy	EUR	550	SEK	5,311	(2,426)	Morgan Stanley
09/20/17	Buy	EUR	550	SEK	5,312	(2,527)	Morgan Stanley
09/20/17	Buy	EUR	561	CHF	609	5,254	Morgan Stanley
09/20/17	Buy	EUR	561	GBP	492	1,317	Morgan Stanley
09/20/17	Buy	EUR	605	PLN	2,561	3,014	Morgan Stanley
09/20/17	Buy	EUR	660	SEK	6,367	(2,155)	Morgan Stanley
09/20/17	Buy	EUR	698	CZK	18,213	(468)	Morgan Stanley
09/20/17	Buy	EUR	821	SEK	7,897	(113)	Morgan Stanley
09/20/17	Buy	EUR	1,043	SEK	10,121	(10,552)	Morgan Stanley
09/20/17	Buy	EUR	1,100	SEK	10,600	(2,319)	Morgan Stanley
09/20/17	Buy	EUR	1,102	CHF	1,204	1,826	Morgan Stanley
09/20/17	Buy	EUR	1,102	CHF	1,205	645	Morgan Stanley
09/20/17	Buy	EUR	1,208	SEK	11,675	(6,653)	Morgan Stanley
09/20/17	Buy	EUR	1,676	CZK	43,840	(4,272)	Morgan Stanley
09/20/17	Buy	EUR	3,922	JPY	484,239	178,265	Morgan Stanley
09/20/17	Buy	GBP	395	CAD	667	1,247	Morgan Stanley
09/20/17	Buy	GBP	401	EUR	452	5,097	Morgan Stanley
09/20/17	Buy	HUF	80,481	EUR	261	(799)	Morgan Stanley
09/20/17	Buy	HUF	174,316	EUR	564	(115)	Morgan Stanley
09/20/17	Buy	JPY	70,378	EUR	557	(10,965)	Morgan Stanley
09/20/17	Buy	JPY	71,330	EUR	570	(17,718)	Morgan Stanley
09/20/17	Buy	JPY	218,453	EUR	1,748	(55,849)	Morgan Stanley
09/20/17	Buy	NOK	2,555	EUR	267	560	Morgan Stanley
09/20/17	Buy	NOK	5,259	EUR	549	1,114	Morgan Stanley
09/20/17	Buy	NOK	8,624	CAD	1,337	2,249	Morgan Stanley
09/20/17	Buy	NOK	8,705	EUR	906	4,980	Morgan Stanley
09/20/17	Buy	NOK	10,545	CHF	1,202	4,866	Morgan Stanley
09/20/17	Buy	NOK	15,853	EUR	1,648	11,382	Morgan Stanley
09/20/17	Buy	NOK	19,935	CAD	3,112	(11,227)	Morgan Stanley
09/20/17	Buy	NOK	72,558	EUR	7,637	(56,290)	Morgan Stanley
09/20/17	Buy	NOK	72,820	EUR	7,680	(74,021)	Morgan Stanley
09/20/17	Buy	NZD	871	CAD	832	(4,941)	Morgan Stanley
09/20/17	Buy	NZD	872	CAD	832	(4,425)	Morgan Stanley
09/20/17	Buy	PLN	165	EUR	39	(140)	Morgan Stanley
09/20/17	Buy	PLN	778	EUR	182	486	Morgan Stanley
09/20/17	Buy	PLN	1,537	EUR	362	(1,085)	Morgan Stanley
09/20/17	Buy	PLN	4,726	EUR	1,117	(6,513)	Morgan Stanley
09/20/17	Buy	PLN	4,800	EUR	1,126	2,993	Morgan Stanley
09/20/17	Buy	PLN	5,685	EUR	1,349	(13,914)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2017 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (continued):
09/20/17	Buy	PLN	34,137	EUR	8,101	$(84,497)	Morgan Stanley
09/20/17	Buy	PLN	34,310	EUR	8,142	(84,593)	Morgan Stanley
09/20/17	Buy	SEK	2,181	EUR	224	3,192	Morgan Stanley
09/20/17	Buy	SEK	2,391	EUR	245	4,049	Morgan Stanley
09/20/17	Buy	SEK	3,080	EUR	316	5,180	Morgan Stanley
09/20/17	Buy	SEK	5,456	EUR	558	10,613	Morgan Stanley
09/20/17	Buy	SEK	5,471	EUR	561	8,873	Morgan Stanley
09/20/17	Buy	SEK	5,489	EUR	562	9,912	Morgan Stanley
09/20/17	Buy	SEK	5,491	EUR	562	10,111	Morgan Stanley
09/20/17	Buy	SEK	5,502	EUR	563	10,366	Morgan Stanley
09/20/17	Buy	SEK	5,524	EUR	565	10,665	Morgan Stanley
09/20/17	Buy	SEK	7,357	NOK	7,152	19,380	Morgan Stanley
09/20/17	Buy	SEK	46,182	EUR	4,723	89,197	Morgan Stanley
09/20/17	Buy	SEK	83,524	EUR	8,585	112,727	Morgan Stanley
09/20/17	Buy	SEK	83,610	EUR	8,587	120,695	Morgan Stanley

						$528,995

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	38,800	0.254%	$(580,480)	$(188,309)	$ (392,171)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	3,510	0.254%	(52,512)	(23,826)	(28,686)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	0.542%	(33,662)	(34,628)	966	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	0.254%	(28,276)	(12,495)	(15,781)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	0.254%	(25,284)	(10,953)	(14,331)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	0.254%	(23,190)	(16,840)	(6,350)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	0.542%	(20,497)	(17,809)	(2,688)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	0.254%	(13,914)	(6,077)	(7,837)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	0.254%	(13,465)	(5,781)	(7,684)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	0.254%	(10,772)	(5,063)	(5,709)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	0.254%	(10,318)	(6,745)	(3,573)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	0.254%	(5,236)	(2,137)	(3,099)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.254%	(2,244)	(1,018)	(1,226)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.254%	(2,244)	(945)	(1,299)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	750	0.542%	(13,473)	681	(14,154)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	680	0.630%	(12,216)	(153)	(12,063)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/21	1.000%	580	0.542%	$(10,418)	$2,105	$(12,523)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	410	0.542%	(7,365)	1,535	(8,900)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	350	0.542%	(6,287)	(642)	(5,645)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	260	0.542%	(4,671)	419	(5,090)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	230	0.542%	(4,132)	502	(4,634)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	200	0.630%	(3,593)	(135)	(3,458)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	140	0.542%	(2,515)	306	(2,821)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%	410	0.699%	(6,659)	(1,571)	(5,088)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%	170	0.699%	(2,761)	1,111	(3,872)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%	40	0.630%	(649)	158	(807)	Barclays Capital Group
People’s Republic of China	06/20/22	1.000%	930	*	(13,549)	(14,092)	543	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%	870	*	(12,675)	(14,369)	1,694	JPMorgan Chase

					$(923,057)	$(356,771)	$(566,286)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.EM.27.V1	06/20/22	1.000%	47,620	$2,441,896	$2,168,848	$(273,048)
CDX.NA.HY.28.V1	06/20/22	5.000%	23,200	(1,722,284)	(1,641,390)	80,894

				$719,612	$527,458	$(192,154)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Inflation swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	2,470	03/15/27	3.530%	U.K. Retail Prices Index(1)	$(14,108)	$(32,530)	$(18,422)
GBP	1,460	06/15/27	3.364%	U.K. Retail Prices Index(2)	—	(15,026)	(15,026)
GBP	2,330	09/15/31	3.230%	U.K. Retail Prices Index(2)	(215,781)	(151,676)	64,105
GBP	2,250	03/15/32	3.610%	U.K. Retail Prices Index(2)	28,756	50,842	22,086
GBP	1,830	03/15/42	3.620%	U.K. Retail Prices Index(2)	62,643	69,162	6,519
GBP	1,680	03/15/47	3.538%	U.K. Retail Prices Index(1)	(53,264)	(59,091)	(5,827)

					$(191,754)	$(138,319)	$53,435

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	48,010	09/20/19	1.800%	3 Month BBSW(1)	$40,919	$135,361	$94,442
AUD	160	09/20/22	2.250%	6 Month BBSW(1)	243	1,598	1,355
AUD	4,030	12/21/27	3.500%	6 Month BBSW(1)	(36,627)	(15,094)	21,533
CAD	292,130	09/20/19	1.250%	3 Month CDOR(2)	(310,259)	(1,031,011)	(720,752)
CAD	15,470	09/20/22	1.500%	3 Month CDOR(2)	(49,428)	(166,362)	(116,934)
CHF	64,090	03/29/19	(0.554)%	6 Month CHF LIBOR(2)	2,300	(28,821)	(31,121)
EUR	59,240	03/14/19	0.010%	6 Month EURIBOR(2)	182	74,149	73,967
EUR	69,450	02/11/21	0.250%	6 Month EURIBOR(2)	12,936	(60,848)	(73,784)
EUR	57,580	09/20/22	0.250%	6 Month EURIBOR(2)	232,733	(261,537)	(494,270)
EUR	700	09/20/24	0.500%	6 Month EURIBOR(1)	(2,334)	5,299	7,633
EUR	27,020	01/12/27	1.330%	6 Month EURIBOR(2)	(206,324)	(183,118)	23,206
EUR	14,250	06/15/27	1.750%	6 Month EURIBOR(2)	222,211	160,618	(61,593)
EUR	34,640	09/20/27	1.000%	6 Month EURIBOR(2)	804,550	192,857	(611,693)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
EUR	2,270	06/16/37	2.000%	6 Month EURIBOR(2)	$(1,065)	$(21,214)	$(20,149)
EUR	1,520	06/17/47	1.750%	6 Month EURIBOR(2)	5,451	(2,123)	(7,574)
GBP	13,560	03/11/21	1.000%	6 Month GBP LIBOR(1)	(4,835)	14,577	19,412
GBP	29,810	03/16/27	1.600%	6 Month GBP LIBOR(2)	63,297	(140,764)	(204,061)
GBP	24,480	09/20/27	1.500%	6 Month GBP LIBOR(1)	(1,071,627)	(395,258)	676,369
GBP	1,270	12/22/31	1.500%	6 Month GBP LIBOR(1)	(44,925)	5,004	49,929
GBP	21,310	01/12/32	1.940%	6 Month GBP LIBOR(1)	167,221	64,195	(103,026)
GBP	5,610	09/20/32	1.500%	6 Month GBP LIBOR(1)	(126,353)	63,934	190,287
GBP	21,100	03/17/37	1.750%	6 Month GBP LIBOR(1)	73,557	419,871	346,314
GBP	1,410	09/20/47	1.500%	6 Month GBP LIBOR(1)	(41,699)	47,899	89,598
JPY	97,930	06/16/37	0.750%	6 Month JPY LIBOR(1)	23,702	26,566	2,864
JPY	233,350	09/24/37	0.750%	6 Month JPY LIBOR(1)	(45,699)	(31,001)	14,698
PLN	3,610	06/17/19	3.048%	6 Month WIBOR(2)	18,300	21,276	2,976
PLN	3,610	06/17/19	3.045%	6 Month WIBOR(1)	—	(21,220)	(21,220)
PLN	1,825	09/21/20	2.018%	6 Month WIBOR(2)	—	3,683	3,683
SEK	200,100	06/15/18	0.050%	3 Month STIBOR(2)	204,949	123,204	(81,745)
SEK	159,010	09/17/18	(0.330)%	3 Month STIBOR(2)	3,727	12,070	8,343
SEK	130,490	06/29/19	(0.100)%	3 Month STIBOR(2)	—	(8,543)	(8,543)
SEK	285,060	09/20/22	0.250%	3 Month STIBOR(2)	(64,838)	(450,565)	(385,727)
	44,650	05/13/19	1.826%	3 Month LIBOR(1)	(5,149)	(38,101)	(32,952)
	70,620	09/20/19	1.750%	3 Month LIBOR(1)	(196,866)	(94,524)	102,342
	90,710	12/20/19	2.250%	3 Month LIBOR(2)	166,721	305,964	139,243
	47,350	02/11/21	2.250%	3 Month LIBOR(1)	85,361	(200,740)	(286,101)
	96,370	09/20/22	2.000%	3 Month LIBOR(1)	(510,542)	(1,116)	509,426
	4,540	07/03/23	2.143%	3 Month LIBOR(1)	(356)	2,255	2,611
	5,540	09/20/27	2.500%	3 Month LIBOR(2)	177,700	97,190	(80,510)
	5,320	12/21/27	2.750%	3 Month LIBOR(1)	(35,091)	(19,169)	15,922
	17,150	07/03/28	2.378%	3 Month LIBOR(2)	—	(53,836)	(53,836)
	13,040	12/20/28	2.790%	3 Month LIBOR(1)	(257,057)	(373,862)	(116,805)
	2,900	06/16/37	2.750%	3 Month LIBOR(1)	5,610	8,060	2,450
	3,450	06/17/47	2.500%	3 Month LIBOR(1)	7,113	26,223	19,110
	700	09/20/47	2.500%	3 Month LIBOR(2)	10,884	(7,197)	(18,081)
	7,090	07/03/48	2.560%	3 Month LIBOR(1)	—	37,884	37,884

					$(681,407)	$(1,756,287)	$(1,074,880)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	5,000	01/04/21	10.560%	Brazil Interbank Overnight Lending Rate(2)	$22,503	$—	$22,503	Deutsche Bank AG
BRL	2,620	01/04/21	11.990%	Brazil Interbank Overnight Lending Rate(1)	(31,334)	—	(31,334)	Citigroup Global Markets
BRL	2,620	01/04/21	11.980%	Brazil Interbank Overnight Lending Rate(2)	34,337	—	34,337	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(2)	$11,631	$—	$11,631	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%	3 Month KWCDC(2)	9,181	2	9,179	Deutsche Bank AG
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(2)	7,112	—	7,112	Citigroup Global Markets
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(2)	14,839	—	14,839	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(2)	5,847	—	5,847	Barclays Capital Group

					$74,116	$2	$74,114

Cash of $6,298,558 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default and interest rate swaps contracts at June 30, 2017.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	08/17/17	EGP	12,975	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	$699,902	$668,771	$31,131
Citigroup Global Markets	02/08/18	EGP	11,850	Pay or receive amounts based on market value fluctuation of Egypt Treasury Bill	582,630	567,366	15,264

					$1,282,532	$1,236,137	$46,395

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$84,829	$—
Collateralized Loan Obligations	—	41,849,414	4,000,000
Home Equity Loans	—	1,617,103	—
Other	—	231,803	—
Residential Mortgage-Backed Securities	—	5,382,382	—
Student Loans	—	32,107,267	—
Bank Loans	—	3,596,557	2,256,751
Commercial Mortgage-Backed Securities	—	1,853,463	—
Convertible Bonds	—	280,938	—
Corporate Bonds	—	28,668,422	—
Foreign Government Bonds	—	23,849,034	—
Municipal Bonds	—	3,116,108	—
Residential Mortgage-Backed Securities	—	32,914,986	2,689,668
U.S. Government Agency Obligations	—	13,089,103	—
U.S. Treasury Obligations	—	16,514,577	—
Common Stock	2,100,789	—	—
Affiliated Mutual Funds	5,471,905	—	—
Foreign Treasury Obligations	—	62,598,912	—
Other Financial Instruments*
Futures Contracts	(357,853)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,074,547	—
OTC Cross Currency Exchange Contracts	—	528,995	—
OTC Credit Default Swap Agreements	—	(923,057)	—
Centrally Cleared Credit Default Swap Agreements	—	(192,154)	—
Centrally Cleared Inflation Swap Agreements	—	53,435	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,074,880)	—
OTC Interest Rate Swap Agreements	—	74,116	—
OTC Total Return Swap Agreements	—	1,282,532	—

Total	$7,214,841	$269,578,432	$8,946,419

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/16	$—	$1,005,116	$9,069,212
Realized gain (loss)	—	297	9,667
Change in unrealized appreciation (depreciation)**	—	11,004	177,792
Purchases/Exchanges/Issuances	4,000,000	739,295	—
Sales/Paydowns	—	(40,908)	(174,208)
Accrued discount/premium	—	2,103	7,205
Transfers into of Level 3	—	539,844
Transfers out of Level 3	—	—	(6,400,000)

Balance as of 06/30/17	$4,000,000	$2,256,751	$2,689,668

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $188,795 was relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
Collateralized Loan Obligations	$4,000,000	Pricing at Cost	Single Broker Indicative Quote
Bank Loans	2,256,751	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	2,689,668	Market Approach	Single Broker Indicative Quote

	$8,946,419

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$6,400,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$539,844	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Foreign Treasury Obligations	20.0%
Collateralized Loan Obligations	14.6
Residential Mortgage-Backed Securities	13.1
Student Loans	10.3
Foreign Government Bonds	7.6
U.S. Treasury Obligations	5.3
U.S. Government Agency Obligations	4.2
Oil & Gas	3.0
Telecommunications	1.9
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	1.8
Oil, Gas & Consumable Fuels	1.4
Diversified Financial Services	1.1
Municipal Bonds	1.0
Media	0.8
Commercial Mortgage-Backed Securities	0.6
Home Equity Loans	0.5
Pipelines	0.4
Banks	0.4
Healthcare-Services	0.3
Mining	0.3
Pharmaceuticals	0.3

Software	0.2%
Electronic Equipment, Instruments & Components	0.2
Insurance	0.2
Packaging & Containers	0.2
Textiles, Apparel & Luxury Goods	0.2
Electric	0.2
Semiconductors	0.1
Food Products	0.1
Airlines	0.1
Aerospace & Defense	0.1
Miscellaneous Manufacturing	0.1
Trucking & Leasing	0.1
Technology	0.1
Other	0.1
Real Estate Investment Trusts (REITs)	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Automobiles	0.0	*
Home Builders	0.0	*

	90.9
Other assets in excess of liabilities	9.1

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$80,894	*	Due from/to broker —variation margin swaps	$273,048	*
Credit contracts	Premiums paid for OTC swap agreements	6,817		Premiums received for OTC swap agreements	363,588
Credit contracts	Unrealized appreciation on OTC swap agreements	3,203		Unrealized depreciation on OTC swap agreements	569,489
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,061,085		Unrealized depreciation on OTC cross currency exchange contracts	532,090
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,978,221		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,903,674
Interest rate contracts	Due from/to broker —variation margin futures	498,412	*	Due from/to broker —variation margin futures	856,265	*
Interest rate contracts	Due from/to broker —variation margin swaps	2,548,307	*	Due from/to broker — variation margin swaps	3,569,752	*
Interest rate contracts	Premiums paid for OTC swap agreements	1,236,139		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	151,843		Unrealized depreciation on OTC swap agreements	31,334

Total		$11,564,921			$10,099,240

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts(1)	Swaps	Total
Credit contracts	$—	$—	$(2,052,801)	$(2,052,801)
Foreign exchange contracts	—	3,245,690	—	3,245,690
Interest rate contracts	81,051	—	477,464	558,515

Total	$81,051	$3,245,690	$(1,575,337)	$1,751,404

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$(216,753)	$(216,753)
Foreign exchange contracts	—	(9,663,375)	—	(9,663,375)
Interest rate contracts	(837,903)	—	880,017	42,114

Total	$(837,903)	$(9,663,375)	$663,264	$(9,838,014)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Cross Currency Exchange Contracts(1)	Credit Default Swap Agreements — Buy Protection(3)	Inflation Rate Swap Agreements(3)	Interest Rate Swap Agreements(3)	Total Return Swap Agreements(3)
$342,184,257	$272,173,797	$218,831,153	$351,413,558	$107,225,701	$114,691,667	$18,748,799	$1,251,699,796	$915,126

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$1,581,366	$(1,581,366)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$14,839	$(7,480)	$—	$7,359
Barclays Capital Group	6,424	(6,424)	—	—
Citigroup Global Markets	1,303,090	(276,618)	—	1,026,472
Deutsche Bank AG	35,011	(35,011)	—	—
JPMorgan Chase	38,638	(38,638)	—	—
Morgan Stanley	7,039,306	(4,435,764)	—	2,603,542

	$8,437,308

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(7,480)	$7,480	$—	$—
Barclays Capital Group	(12,556)	6,424	—	(6,132)
Citigroup Global Markets	(276,618)	276,618	—	—
Deutsche Bank AG	(39,142)	35,011	—	(4,131)
JPMorgan Chase	(628,615)	38,638	589,977	—
Morgan Stanley	(4,435,764)	4,435,764	—	—

	$(5,400,175)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $1,581,366:
Unaffiliated investments (cost $286,283,222)	$278,802,106
Affiliated investments (cost $5,472,011)	5,471,905
Cash	182,856
Foreign currency, at value (cost $156,281)	157,431
Deposit with broker for futures	1,462,324
Receivable for investments sold	21,336,489
Deposit with broker for centrally cleared swaps	6,298,558
Unrealized appreciation on OTC forward foreign currency contracts	5,978,221
Cash segregated for counterparty—OTC	5,710,000
Dividends and interest receivable	1,276,587
Premiums paid for OTC swap agreements	1,242,956
Unrealized appreciation on OTC cross currency exchange contracts	1,061,085
Unrealized appreciation on OTC swap agreements	155,046
Due from broker-variation margin futures	139,592
Receivable from manager	2,403
Receivable for fund share sold	2,315
Prepaid expenses	379

Total Assets	329,280,253

LIABILITIES:
Payable for investments purchased	9,086,643
Unrealized depreciation on OTC forward foreign currency contracts	3,903,674
Payable to broker for collateral for securities on loan	1,607,086
Unrealized depreciation on OTC swap agreements	600,823
Unrealized depreciation on OTC cross currency exchange contracts	532,090
Premiums received for OTC swap agreements	363,588
Due to broker-variation margin swaps	145,104
Management fees payable	104,862
Accrued expenses and other liabilities	73,913
Distribution fee payable	8,572
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	111

Total Liabilities	16,426,831

NET ASSETS	$312,853,422

Net assets were comprised of:
Paid-in capital	$341,965,258
Retained earnings	(29,111,836)

Net assets, June 30, 2017	$312,853,422

Net asset value and redemption price per share, $312,853,422 / 32,152,231 outstanding shares of beneficial interest	$9.73

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $13,432 foreign withholding tax)	$3,854,485
Affiliated dividend income	74,216
Income from securities lending, net (including affiliated income of $1,518)	1,568

3,930,269

EXPENSES
Management fees	1,108,060
Distribution fee	389,033
Custodian and accounting fees	71,000
Audit fee	29,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	7
Miscellaneous	8,625

Total expenses	1,625,725

NET INVESTMENT INCOME (LOSS)	2,304,544

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(58))	76,333
Futures transactions	81,051
Swap agreements transactions	(1,575,337)
Foreign currency transactions	4,342,277

2,924,324

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(106))	7,217,030
Futures	(837,903)
Swap agreements	663,264
Foreign currencies	(9,677,955)

(2,635,564)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	288,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,593,304

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,304,544	$6,435,314
Net realized gain (loss) on investment and foreign currency transactions	2,924,324	(31,823,076)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,635,564)	25,755,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,593,304	367,596

FUND SHARE TRANSACTIONS:
Fund share sold [1,178,128 and 5,810,222 shares, respectively]	11,453,547	54,780,536
Fund share repurchased [2,337,263 and 26,328,229 shares, respectively]	(22,632,276)	(247,639,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,178,729)	(192,858,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,585,425)	(192,491,263)
NET ASSETS:
Beginning of period	321,438,847	513,930,110

End of period	$312,853,422	$321,438,847

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS	Shares	Value
Australia — 4.4%
Sydney Airport	28,225	$153,750
Transurban Group	38,867	353,977

		507,727

Brazil — 3.2%
Alupar Investimento SA, UTS	4,821	26,019
Alupar Investimento SA, UTS, 144A(g)	11,493	62,028
CCR SA	22,833	116,339
EcoRodovias Infraestrutura e Logistica SA	53,888	168,517

		372,903

Canada — 9.5%
Enbridge, Inc., XTSE	2,956	117,757
Fortis, Inc.	4,938	173,561
Pembina Pipeline Corp.	8,734	289,270
TransCanada Corp., XTSE	7,267	346,427
Westshore Terminals Investment Corp.	10,190	165,092

		1,092,107

China — 1.1%
Huaneng Renewables Corp. Ltd. (Class H Stock)	397,971	122,762

France — 10.2%
Aeroports de Paris	1,989	320,613
Eiffage SA	4,593	417,234
Veolia Environnement SA	5,313	112,405
Vinci SA	3,827	326,449

		1,176,701

Germany — 1.1%
Fraport AG Frankfurt Airport Services Worldwide	1,457	128,934

India — 2.4%
NTPC Ltd.	54,096	132,948
Power Grid Corp. of India Ltd.	45,467	148,049

		280,997

Italy — 7.0%
Atlantia SpA	16,080	452,322
Enel SpA	41,471	222,430
Italgas SpA	26,019	131,218

		805,970

Mexico — 2.7%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,591	117,937
Infraestructura Energetica Nova SAB de CV	33,979	181,103
Infraestructura Energetica Nova SAB de CV, 144A(g)	2,549	13,586

		312,626

Philippines — 1.1%
International Container Terminal Services, Inc.	63,118	122,261

Spain — 7.2%
Aena SA, 144A	1,414	276,119
Ferrovial SA	14,636	325,113

COMMON STOCKS (continued)	Shares	Value
Spain (continued)
Iberdrola SA	28,394	$225,007

		826,239

Switzerland — 2.4%
Flughafen Zurich AG	1,115	273,844

United States — 44.1%
Advanced Disposal Services, Inc.*	7,917	179,953
American Electric Power Co., Inc.	2,982	207,160
American Tower Corp., REIT	1,812	239,764
American Water Works Co., Inc.	2,335	182,013
Atmos Energy Corp.	1,673	138,775
Cheniere Energy Partners LP Holdings LLC, MLP	5,962	160,259
Cheniere Energy, Inc.*	4,083	198,883
CSX Corp.	6,911	377,064
Edison International	3,205	250,599
Energy Transfer Partners LP, MLP	6,386	130,211
Equinix, Inc., REIT	287	123,169
Exelon Corp.	4,582	165,273
FedEx Corp.	901	195,814
Genesee & Wyoming, Inc. (Class A Stock)*	2,476	169,334
Great Plains Energy, Inc.	3,841	112,464
Kinder Morgan, Inc.	13,820	264,791
NextEra Energy, Inc.	2,884	404,135
PG&E Corp.	6,330	420,122
SBA Communications Corp., REIT*	1,777	239,717
Sempra Energy	1,503	169,463
Targa Resources Corp.	2,658	120,142
Union Pacific Corp.	2,123	231,216
Williams Cos., Inc. (The)	12,891	390,339

		5,070,660

TOTAL LONG-TERM INVESTMENTS (cost $9,953,203)		11,093,731

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	468,182	468,182
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund(w)	35,731	35,735

TOTAL SHORT-TERM INVESTMENTS (cost $503,917)		503,917

TOTAL INVESTMENTS — 100.8% (cost $10,457,120)		11,597,648

Liabilities in excess of other assets — (0.8)%		(94,280)

NET ASSETS — 100.0%		$11,503,368

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $75,614 is 0.7% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$507,727	$—
Brazil	310,875	62,028	—
Canada	1,092,107	—	—
China	—	122,762	—
France	—	1,176,701	—
Germany	—	128,934	—
India	—	280,997	—
Italy	—	805,970	—
Mexico	299,040	13,586	—
Philippines	—	122,261	—
Spain	—	826,239	—
Switzerland	—	273,844	—
United States	5,070,660	—	—
Affiliated Mutual Funds	503,917	—	—

Total	$7,276,599	$4,321,049	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Transportation Infrastructure	23.0%
Electric Utilities	21.0
Oil, Gas & Consumable Fuels	17.5
Construction & Engineering	9.3
Road & Rail	6.8
Equity Real Estate Investment Trusts (REITs)	5.2
Affiliated Mutual Funds	4.4
Gas Utilities	4.0
Multi-Utilities	2.5

Independent Power & Renewable Electricity Producers	2.2%
Air Freight & Logistics	1.7
Water Utilities	1.6
Commercial Services & Supplies	1.6

100.8
Liabilities in excess of other assets	(0.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $9,953,203)	$11,093,731
Affiliated investments (cost $503,917)	503,917
Foreign currency, at value (cost $14,137)	14,206
Receivable for investments sold	158,614
Dividends receivable	23,907
Tax reclaim receivable	11,019
Prepaid expenses	69

Total Assets	11,805,463

LIABILITIES:
Payable for investments purchased	217,941
Accrued expenses and other liabilities	37,957
Payable to broker for collateral for securities on loan	35,636
Management fees payable	4,209
Payable for fund share repurchased	3,022
Foreign capital gains tax liability accrued	2,651
Affiliated transfer agent fee payable	365
Distribution fee payable	314

Total Liabilities	302,095

NET ASSETS	$11,503,368

Net assets were comprised of:
Paid-in capital	$10,460,540
Retained earnings	1,042,828

Net assets, June 30, 2017	$11,503,368

Net asset value and redemption price per share, $11,503,368 / 1,020,346 outstanding shares of beneficial interest	$11.27

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $15,359, of which $2,221 is reimbursable by an affiliate)	$148,369
Affiliated dividend income	1,679
Income from securities lending, net (including affiliated income of $70)	258

150,306

EXPENSES
Management fees	42,264
Distribution fee	12,692
Custodian and accounting fees	33,000
Audit fee	11,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Miscellaneous	7,337

Total expenses	121,293
Less: management fee waivers and/or expense reimbursement	(57,325)

Net expenses	63,968

NET INVESTMENT INCOME (LOSS)	86,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	210,307
Foreign currency transactions	(62)

210,245

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(2,507))	773,293
Foreign currencies	587

773,880

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	984,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,070,463

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$86,338	$84,590
Net realized gain (loss) on investment and foreign currency transactions	210,245	(49,916)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	773,880	558,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,070,463	593,402

FUND SHARE TRANSACTIONS:
Fund share sold [148,855 and 196,258 shares, respectively]	1,619,234	1,963,593
Fund share repurchased [31,557 and 57,981 shares, respectively]	(329,490)	(582,393)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,289,744	1,381,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,360,207	1,974,602
NET ASSETS:
Beginning of period	9,143,161	7,168,559

End of period	$11,503,368	$9,143,161

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
AFFILIATED MUTUAL FUNDS — 92.1%	Shares	Value
AST FQ Absolute Return Currency Portfolio*	94,769	$1,038,673
AST Goldman Sachs Strategic Income Portfolio*	126,514	1,230,981
AST Morgan Stanley Multi-Asset Portfolio*	138,566	1,296,974
AST Neuberger Berman Long/Short Portfolio*	140,002	1,492,416
AST Wellington Management Real Total Return Portfolio*	134,671	1,225,505

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,036,882)(w)		6,284,549

UNAFFILIATED FUNDS — 6.8%
Arbitrage Fund (The) (Institutional Shares)	14,672	198,212
Gabelli ABC Fund (Advisor Class Shares)	13,072	133,331
Touchstone Merger Arbitrage Fund (Retail Shares)	11,952	133,264

TOTAL UNAFFILIATED FUNDS (cost $458,517)		464,807

TOTAL LONG-TERM INVESTMENTS (cost $6,495,399)		6,749,356

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MUTUAL FUND	Shares	Value
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $130,548)(w)	130,548	$130,548

TOTAL INVESTMENTS — 100.8% (cost $6,625,947)		6,879,904
Liabilities in excess of other assets — (0.8)%		(57,671)

NET ASSETS — 100.0%		$6,822,233

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,415,097	$—	$—
Unaffiliated Funds	464,807	—	—

Total	$6,879,904	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Core Bond	76.9%
Sector	15.2
Unaffiliated Funds	6.8
Ultra Short Bond	1.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MANAGED ALTERNATIVES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $6,167,430)	$6,415,097
Unaffiliated investments (cost $458,517)	464,807
Receivable for fund share sold	3,843
Receivable from manager	880
Prepaid expenses	69

Total Assets	6,884,696

LIABILITIES:
Payable to custodian	36,000
Custodian and accounting fees payable	13,558
Audit fee payable	10,866
Accrued expenses and other liabilities	1,164
Management fees payable	510
Affiliated transfer agent fee payable	365

Total Liabilities	62,463

NET ASSETS	$6,822,233

Net assets were comprised of:
Paid-in capital	$6,600,224
Retained earnings	222,009

Net assets, June 30, 2017	$6,822,233

Net asset value and redemption price per share, $6,822,233 / 678,992 outstanding shares of beneficial interest	$10.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INCOME
Affiliated dividend income	$410

EXPENSES
Management fees	4,338
Custodian and accounting fees	15,000
Audit fee	10,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Miscellaneous	5,038

Total expenses	49,376
Less: management fee waivers and/or expense reimbursement	(44,005)

Net expenses	5,371

NET INVESTMENT INCOME (LOSS)	(4,961)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	6,582
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $152,818)	160,441

NET GAIN (LOSS) ON INVESTMENTS	167,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$162,062

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,961)	$(5,473)
Net realized gain (loss) on investment transactions	6,582	(27,592)
Net change in unrealized appreciation (depreciation) on investments	160,441	107,894

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,062	74,829

FUND SHARE TRANSACTIONS:
Fund share sold [203,334 and 383,124 shares, respectively]	2,016,973	3,676,912
Fund share repurchased [29,927 and 39,926 shares, respectively]	(298,283)	(382,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,718,690	3,294,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,880,752	3,368,829
NET ASSETS:
Beginning of period	4,941,481	1,572,652

End of period	$6,822,233	$4,941,481

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.2%
AFFILIATED MUTUAL FUNDS — 95.4%	Shares	Value
AST AQR Emerging Markets Equity Portfolio*	187,963	$2,146,540
AST ClearBridge Dividend Growth Portfolio*	79,240	1,275,767
AST Global Real Estate Portfolio*	21,194	251,153
AST Goldman Sachs Mid-Cap Growth Portfolio*	203,956	1,737,707
AST Hotchkis & Wiley Large-Cap Value Portfolio*	75,930	2,050,867
AST International Growth Portfolio*	259,172	4,084,553
AST International Value Portfolio*	210,632	4,130,499
AST Loomis Sayles Large-Cap Growth Portfolio*	42,541	1,882,004
AST MFS Global Equity Portfolio*	70,135	1,343,785
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	56,358	1,831,082
AST QMA US Equity Alpha Portfolio*	81,241	2,174,828
AST Small-Cap Growth Portfolio*	13,867	549,982
AST Small-Cap Value Portfolio*	28,011	749,016
AST T. Rowe Price Natural Resources Portfolio*	12,398	253,164

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,894,816)(w)		24,460,947

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.8%
Financial Select Sector SPDR Fund	10,100	249,167
SPDR S&P 500 ETF Trust Fund	1,500	362,700
Vanguard FTSE Developed Markets ETF	7,100	293,372
Vanguard FTSE Emerging Markets ETF	1,900	77,577

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $919,114)		982,816

TOTAL LONG-TERM INVESTMENTS (cost $21,813,930)		25,443,763

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND	Shares	Value
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $232,859)(w)	232,859	$232,859

TOTAL INVESTMENTS — 100.1% (cost $22,046,789)		25,676,622
Liabilities in excess of other assets — (0.1)%		(33,854)

NET ASSETS — 100.0%		$25,642,768

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$24,693,806	$—	$—
Unaffiliated Exchange Traded Funds	982,816	—	—

Total	$25,676,622	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MANAGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Investment Allocation:

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Large/Mid-Cap Value	23.6%
International Growth	21.2
International Value	16.1
Large/Mid-Cap Growth	14.1
Emerging Markets	8.4
Large/Mid-Cap Blend	5.0
Unaffiliated Exchange Traded Funds	3.8
Small-Cap Value	2.9

Small-Cap Growth	2.1%
Sector	1.0
Global Real Estate	1.0
Ultra Short Bond	0.9

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $21,127,675)	$24,693,806
Unaffiliated investments (cost $919,114)	982,816
Dividends receivable	1,775
Prepaid expenses	69

Total Assets	25,678,466

LIABILITIES:
Custodian and accounting fees payable	15,314
Audit fee payable	10,866
Payable for fund share repurchased	4,120
Shareholders’ reports payable	2,602
Management fees payable	1,624
Accrued expenses	807
Affiliated transfer agent fee payable	365

Total Liabilities	35,698

NET ASSETS	$25,642,768

Net assets were comprised of:
Paid-in capital	$22,354,497
Retained earnings	3,288,271

Net assets, June 30, 2017	$25,642,768

Net asset value and redemption price per share, $25,642,768 / 2,135,086 outstanding shares of beneficial interest	$12.01

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$9,558
Affiliated dividend income	1,156

10,714

EXPENSES
Management fees	17,210
Custodian and accounting fees	18,000
Audit fee	10,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Legal fees and expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	4,895

Total expenses	63,105
Less: management fee waivers and/or expense reimbursement	(40,208)

Net expenses	22,897

NET INVESTMENT INCOME (LOSS)	(12,183)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $3,489)	10,324
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $2,567,137)	2,602,990

NET GAIN (LOSS) ON INVESTMENTS	2,613,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,601,131

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(12,183)	$(15,617)
Net realized gain (loss) on investment and foreign currency transactions	10,324	(296,536)
Net change in unrealized appreciation (depreciation) on investments	2,602,990	1,358,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,601,131	1,046,688

FUND SHARE TRANSACTIONS:
Fund share sold [320,462 and 846,537 shares, respectively]	3,647,128	8,556,187
Fund share repurchased [64,628 and 113,263 shares, respectively]	(738,447)	(1,131,531)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,908,681	7,424,656

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,509,812	8,471,344
NET ASSETS:
Beginning of period	20,132,956	11,661,612

End of period	$25,642,768	$20,132,956

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS — 97.6%	Shares	Value
AST BlackRock Low Duration Bond Portfolio*	278,994	$2,982,448
AST Goldman Sachs Strategic Income Portfolio*	31,990	311,262
AST High Yield Portfolio*	160,060	1,571,793
AST Lord Abbett Core Fixed Income Portfolio*	553,092	6,913,652
AST Prudential Core Bond Portfolio*	1,339,497	16,127,549
AST Wellington Management Global Bond Portfolio*	192,646	2,020,851
AST Western Asset Emerging Markets Debt Portfolio*	42,328	468,574

TOTAL AFFILIATED MUTUAL FUNDS (cost $29,140,449)(w)		30,396,129

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.9%
iShares Floating Rate Bond ETF	5,768	293,707
iShares TIPS Bond ETF	2,783	315,676

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $609,933)		609,383

TOTAL LONG-TERM INVESTMENTS (cost $29,750,382)		31,005,512

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND	Shares	Value
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $191,254)(w)	191,254	$191,254

TOTAL INVESTMENTS — 100.1% (cost $29,941,636)		31,196,766
Liabilities in excess of other assets — (0.1)%		(39,263)

NET ASSETS — 100.0%		$31,157,503

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$30,587,383	$—	$—
Unaffiliated Exchange Traded Funds	609,383	—	—

Total	$31,196,766	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MANAGED FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Core Bond	84.5%
Global Bond	6.5
High Yield	5.0
Unaffiliated Exchange Traded Funds	2.0
Emerging Markets	1.5
Ultra Short Bond	0.6

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MANAGED FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $29,331,703)	$30,587,383
Unaffiliated investments (cost $609,933)	609,383
Receivable for fund share sold	160
Receivable from manager	136
Prepaid expenses	69

Total Assets	31,197,131

LIABILITIES:
Administration fees payable	12,719
Audit fee payable	10,866
Payable for fund share repurchased	5,665
Accrued expenses and other liabilities	3,295
Custodian Fees	3,064
Shareholders’ reports payable	2,222
Management fees payable	1,432
Affiliated transfer agent fee payable	365

Total Liabilities	39,628

NET ASSETS	$31,157,503

Net assets were comprised of:
Paid-in capital	$30,131,894
Retained earnings	1,025,609

Net assets, June 30, 2017	$31,157,503

Net asset value and redemption price per share, $31,157,503 / 2,961,815 outstanding shares of beneficial interest	$10.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income	$3,424
Affiliated dividend income	844

4,268

EXPENSES
Management fees	21,784
Custodian and accounting fees	18,000
Audit fee	10,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Loan interest expense	9
Miscellaneous	4,594

Total expenses	69,387
Less: management fee waivers and/or expense reimbursement	(252)

Net expenses	69,135

NET INVESTMENT INCOME (LOSS)	(64,867)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $31,989)	31,983
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $770,133)	769,709

NET GAIN (LOSS) ON INVESTMENTS	801,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$736,825

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(64,867)	$(123,707)
Net realized gain (loss) on investment transactions	31,983	62,667
Net change in unrealized appreciation (depreciation) on investments	769,709	694,651

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	736,825	633,611

FUND SHARE TRANSACTIONS:
Fund share sold [352,458 and 1,152,852 shares, respectively]	3,667,363	11,808,573
Fund share repurchased [118,468 and 248,955 shares, respectively]	(1,227,607)	(2,536,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,439,756	9,272,541

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,176,581	9,906,152
NET ASSETS:
Beginning of period	27,980,922	18,074,770

End of period	$31,157,503	$27,980,922

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 67.0%
COMMON STOCKS — 46.9%	Shares	Value
Automobiles — 1.4%
Peugeot SA (France)	3,043	$60,646

Banks — 7.6%
ABN AMRO Group NV (Netherlands), CVA, 144A	107	2,835
Alpha Bank AE (Greece)*	1,352	3,332
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,975	24,782
Banco de Sabadell SA (Spain)	2,432	4,948
Banco Santander SA (Spain)	6,602	43,837
Bank of Ireland (Ireland)*	12,806	3,367
Bankia SA (Spain)	527	2,549
Bankinter SA (Spain)	310	2,860
BNP Paribas SA (France)	484	34,845
CaixaBank SA (Spain)	1,219	5,827
Commerzbank AG (Germany)*	490	5,851
Credit Agricole SA (France)	484	7,796
Erste Group Bank AG (Austria)*	127	4,865
Eurobank Ergasias SA (Greece)*	1,914	2,140
ING Groep NV (Netherlands)	1,772	30,590
Intesa Sanpaolo SpA (Italy)	5,799	18,446
Intesa Sanpaolo SpA (Italy) (Savings Share	427	1,270
KBC Group NV (Belgium)	116	8,795
Mediobanca SpA (Italy)	4,950	48,971
National Bank of Greece SA (Greece)*	8,011	3,049
Natixis SA (France)	429	2,880
Piraeus Bank SA (Greece)*	7,651	1,876
Raiffeisen Bank International AG (Austria)*	54	1,363
Societe Generale SA (France)	349	18,820
UniCredit SpA (Italy)*	2,643	49,507
Unione di Banche Italiane SpA (Italy)	405	1,745

		337,146

Beverages — 1.4%
Brown-Forman Corp. (Class B Stock)	26	1,264
Coca-Cola Co. (The)	585	26,237
Constellation Brands, Inc. (Class A Stock)	26	5,037
Dr. Pepper Snapple Group, Inc.	26	2,369
Molson Coors Brewing Co. (Class B Stock)	26	2,245
Monster Beverage Corp.*	61	3,030
PepsiCo, Inc.	203	23,444

		63,626

Biotechnology — 1.9%
AbbVie, Inc.	233	16,895
Alexion Pharmaceuticals, Inc.*	34	4,137
Amgen, Inc.	112	19,290
Biogen, Inc.*	30	8,141
Celgene Corp.*	112	14,545
Gilead Sciences, Inc.	188	13,307
Regeneron Pharmaceuticals, Inc.*	9	4,420
Vertex Pharmaceuticals, Inc.*	38	4,897

		85,632

Building Products — 1.7%
Cie de Saint-Gobain (France)	1,455	77,706

Capital Markets — 0.9%
Deutsche Boerse AG (Germany)	395	41,724

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies — 0.3%
ISS A/S (Denmark)	320	$12,570

Construction & Engineering — 2.7%
Bouygues SA (France)	683	28,775
Vinci SA (France)	1,091	93,065

		121,840

Construction Materials — 0.6%
CRH PLC (Ireland)	789	27,965

Consumer Finance — 2.8%
Capital One Financial Corp.	515	42,549
Discover Financial Services	675	41,978
Synchrony Financial	1,414	42,165

		126,692

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	895	33,768
CenturyLink, Inc.	81	1,934
Frontier Communications Corp.	170	197
Level 3 Communications, Inc.*	42	2,491
Verizon Communications, Inc.	592	26,439

		64,829

Electric Utilities — 1.3%
Alliant Energy Corp.	34	1,366
American Electric Power Co., Inc.	71	4,932
Duke Energy Corp.	102	8,526
Edison International	47	3,675
Entergy Corp.	12	921
Eversource Energy	47	2,853
Exelon Corp.	133	4,797
FirstEnergy Corp.	65	1,895
NextEra Energy, Inc.	71	9,949
PG&E Corp.	71	4,712
Pinnacle West Capital Corp.	11	937
PPL Corp.	97	3,750
Southern Co. (The)	146	6,990
Xcel Energy, Inc.	78	3,579

		58,882

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	65	10,395
CVS Health Corp.	153	12,310
Kroger Co. (The)	136	3,172
Sysco Corp.	29	1,460
Walgreens Boots Alliance, Inc.	123	9,632
Wal-Mart Stores, Inc.	214	16,196
Whole Foods Market, Inc.	47	1,979

		55,144

Food Products — 0.9%
Archer-Daniels-Midland Co.	81	3,352
Campbell Soup Co.	30	1,565
Conagra Brands, Inc.	65	2,324
General Mills, Inc.	85	4,709
Hershey Co. (The)	14	1,503
Hormel Foods Corp.	38	1,296
J.M. Smucker Co. (The)	11	1,302
Kellogg Co.	40	2,778
Kraft Heinz Co. (The)	85	7,279

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	11	$1,073
Mondelez International, Inc. (Class A Stock)	218	9,415
Tyson Foods, Inc. (Class A Stock)	42	2,630

		39,226

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	244	11,861
Baxter International, Inc.	71	4,298
Becton, Dickinson and Co.	34	6,634
Boston Scientific Corp.*	199	5,516
C.R. Bard, Inc.	9	2,845
Cooper Cos., Inc. (The)	5	1,197
Danaher Corp.	85	7,173
DENTSPLY SIRONA, Inc.	34	2,205
Edwards Lifesciences Corp.*	34	4,020
Hologic, Inc.*	41	1,861
IDEXX Laboratories, Inc.*	9	1,453
Intuitive Surgical, Inc.*	3	2,806
Medtronic PLC	195	17,306
Stryker Corp.	47	6,523
Varian Medical Systems, Inc.*	9	929
Zimmer Biomet Holdings, Inc.	30	3,852

		80,479

Health Care Providers & Services — 1.8%
Aetna, Inc.	51	7,743
AmerisourceBergen Corp.	26	2,458
Anthem, Inc.	38	7,149
Cardinal Health, Inc.	47	3,662
Centene Corp.*	26	2,077
Cigna Corp.	38	6,361
DaVita, Inc.*	26	1,684
Envision Healthcare Corp.*	11	689
Express Scripts Holding Co.*	85	5,426
HCA Healthcare, Inc.*	42	3,662
Henry Schein, Inc.*	9	1,647
Humana, Inc.	14	3,369
Laboratory Corp. of America Holdings*	11	1,696
McKesson Corp.	30	4,936
Patterson Cos., Inc.	9	423
Quest Diagnostics, Inc.	14	1,556
UnitedHealth Group, Inc.	136	25,217
Universal Health Services, Inc. (Class B Stock)	9	1,099

		80,854

Health Care Technology — 0.1%
Cerner Corp.*	42	2,792

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	869	40,764

Household Products — 1.2%
Church & Dwight Co., Inc.	40	2,075
Clorox Co. (The)	14	1,865
Colgate-Palmolive Co.	129	9,563
Kimberly-Clark Corp.	55	7,101
Procter & Gamble Co. (The)	390	33,989

		54,593

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	93	$1,033
NRG Energy, Inc.	47	809

		1,842

IT Services — 1.9%
Atos SE (France)	253	35,499
Capgemini SE (France)	464	47,932

		83,431

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	47	2,788
Illumina, Inc.*	14	2,429
Mettler-Toledo International, Inc.*	3	1,766
PerkinElmer, Inc.	11	750
Thermo Fisher Scientific, Inc.	61	10,643
Waters Corp.*	9	1,655

		20,031

Media — 1.2%
Mediaset Espana Comunicacion SA (Spain)	877	10,922
Mediaset SpA (Italy)*	3,349	13,194
Metropole Television SA (France)	116	2,697
ProSiebenSat.1 Media SE (Germany)	434	18,206
Stroeer SE & Co. KGaA (Germany)	76	4,563
Television Francaise 1 (France)	345	4,823

		54,405

Metals & Mining — 1.5%
Agnico Eagle Mines Ltd. (Canada)	78	3,519
Alamos Gold, Inc. (Canada) (Class A Stock)	106	761
AngloGold Ashanti Ltd. (South Africa), ADR	200	1,943
Asanko Gold, Inc. (Canada)*	84	129
B2Gold Corp. (Canada)*	374	1,051
Barrick Gold Corp. (Canada)	501	7,971
Centamin PLC (United Kingdom)	581	1,174
Centerra Gold, Inc. (Canada)	116	633
Cia de Minas Buenaventura SAA (Peru), ADR	100	1,149
Coeur Mining, Inc.*	72	618
Detour Gold Corp. (Canada)*	70	819
Eldorado Gold Corp. (Canada)	386	1,019
Endeavour Mining Corp. (Monaco)*	34	587
Evolution Mining Ltd. (Australia)	847	1,572
First Majestic Silver Corp. (Canada)*	65	540
Fortuna Silver Mines, Inc. (Canada)*	58	283
Franco-Nevada Corp. (Canada)	61	4,402
Gold Fields Ltd. (South Africa), ADR	300	1,043
Goldcorp, Inc. (Canada)	294	3,796
Guyana Goldfields, Inc. (Canada)*	68	319
Harmony Gold Mining Co. Ltd. (South Africa), ADR	200	330
Hecla Mining Co.	158	806
IAMGOLD Corp. (Canada)*	180	929
Independence Group NL (Australia)	296	716
Kinross Gold Corp. (Canada)*	596	2,426
Kirkland Lake Gold Ltd. (Canada)	81	766
Klondex Mines Ltd. (Canada)*	60	202
McEwen Mining, Inc.	119	313
New Gold, Inc. (Canada)*	205	652
Newcrest Mining Ltd. (Australia)	334	5,184

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Newmont Mining Corp.	183	$5,927
Northern Star Resources Ltd. (Australia)	303	1,109
OceanaGold Corp. (Australia)	244	736
Osisko Gold Royalties Ltd. (Canada)	46	562
Pan American Silver Corp. (Canada)	61	1,026
Regis Resources Ltd. (Australia)	253	736
Resolute Mining Ltd. (Australia)	372	341
Royal Gold, Inc.	26	2,032
Sandstorm Gold Ltd. (Canada)*	60	232
Saracen Mineral Holdings Ltd. (Australia)*	408	367
SEMAFO, Inc. (Canada)*	129	297
Sibanye Gold Ltd. (South Africa), ADR	228	1,056
Silver Standard Resources, Inc. (Canada)*	48	466
St Barbara Ltd. (Australia)*	251	562
Tahoe Resources, Inc.	124	1,069
Torex Gold Resources, Inc. (Canada)*	32	610
Wheaton Precious Metals Corp. (Canada)	150	2,984
Yamana Gold, Inc. (Canada)	501	1,217
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	500	409
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	2,000	661

		68,051

Multi-Utilities — 0.7%
Ameren Corp.	38	2,077
CenterPoint Energy, Inc.	65	1,780
CMS Energy Corp.	42	1,943
Consolidated Edison, Inc.	47	3,799
Dominion Energy, Inc.	89	6,820
DTE Energy Co.	26	2,751
NiSource, Inc.	51	1,293
Public Service Enterprise Group, Inc.	71	3,054
SCANA Corp.	19	1,273
Sempra Energy	40	4,510
WEC Energy Group, Inc.	47	2,885

		32,185

Personal Products — 0.1%
Coty, Inc. (Class A Stock)	78	1,463
Estee Lauder Cos., Inc. (The) (Class A Stock)	34	3,263

		4,726

Pharmaceuticals — 3.4%
Allergan PLC	55	13,370
Bristol-Myers Squibb Co.	237	13,206
Eli Lilly & Co.	146	12,016
Endo International PLC*	26	290
Johnson & Johnson	386	51,064
Mallinckrodt PLC*	11	493
Merck & Co., Inc.	400	25,636
Mylan NV*	68	2,640
Perrigo Co. PLC	14	1,057
Pfizer, Inc.	861	28,921
Zoetis, Inc.	78	4,866

		153,559

Professional Services — 2.1%
Adecco Group AG (Switzerland)*	764	58,203

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Randstad Holding NV (Netherlands)	609	$35,505

		93,708

Road & Rail — 0.4%
DSV A/S (Denmark)	318	19,533

Tobacco — 1.2%
Altria Group, Inc.	284	21,149
Philip Morris International, Inc.	223	26,191
Reynolds American, Inc.	120	7,805

		55,145

Trading Companies & Distributors — 0.3%
Rexel SA (France)	751	12,273

Transportation Infrastructure — 1.4%
Aeroports de Paris (France)	34	5,481
Atlantia SpA (Italy)	1,453	40,872
Fraport AG Frankfurt Airport Services
Worldwide (Germany)	103	9,115
Groupe Eurotunnel SE (France)	793	8,461

		63,929

Water Utilities — 0.1%
American Water Works Co., Inc.	25	1,949

TOTAL COMMON STOCKS (cost $1,909,274)		2,097,877

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 16.4%
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/23	BRL	1,123	333,827
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	8	8,387
3.000%	02/24/24	EUR	8	8,233
3.000%	02/24/25	EUR	8	8,133
3.000%	02/24/26	EUR	8	8,039
3.000%	02/24/27	EUR	8	7,937
3.000%	02/24/28	EUR	8	7,674
3.000%	02/24/29	EUR	8	7,427
3.000%	02/24/30	EUR	8	7,261
3.000%	02/24/31	EUR	8	7,142
3.000%	02/24/32	EUR	8	7,055
3.000%	02/24/33	EUR	8	6,940
3.000%	02/24/34	EUR	8	6,841
3.000%	02/24/35	EUR	8	6,742
3.000%	02/24/36	EUR	8	6,665
3.000%	02/24/37	EUR	8	6,593
3.000%	02/24/38	EUR	8	6,554
3.000%	02/24/39	EUR	8	6,534
3.000%	02/24/40	EUR	8	6,534
3.000%	02/24/41	EUR	8	6,525
3.000%	02/24/42	EUR	8	6,527

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR 109	$125,603
4.125%	04/14/27	EUR 103	128,467

TOTAL FOREIGN GOVERNMENT BONDS (cost $679,191)			731,640

U.S. TREASURY OBLIGATION — 3.7%
U.S. Treasury Inflation Indexed Bond, TIPS
0.375%	01/15/27	167	166,113

(cost $167,030)
TOTAL LONG-TERM INVESTMENTS (cost $2,755,495)			2,995,630

SHORT-TERM INVESTMENTS — 34.3%
UNAFFILIATED FUNDS	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio	766,016	$766,016
Goldman Sachs Financial Square Funds – Government Fund	766,017	766,017

TOTAL UNAFFILIATED FUNDS (cost $1,532,033)		1,532,033

TOTAL INVESTMENTS — 101.3% (cost $4,287,528)		4,527,663
Liabilities in excess of other assets(z) — (1.3)%		(57,257)

NET ASSETS — 100.0%		$4,470,406

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
7	10 Year U.S. Ultra Treasury Notes	Sep. 2017	$946,254	$943,688	$(2,566)
2	Mini MSCI Emerging Markets Index	Sep. 2017	101,009	100,830	(179)
2	TOPIX Index	Sep. 2017	284,954	286,553	1,599
2	Yen Denominated Nikkei 225 Index	Sep. 2017	178,440	178,395	(45)

					(1,191)

Short Positions:
6	10 Year Euro-Bund	Sep. 2017	1,128,020	1,109,281	18,739
1	Euro STOXX 50 Index	Sep. 2017	39,153	39,187	(34)
1	Euro-BTP Italian Government Bond	Sep. 2017	152,967	154,350	(1,383)
4	Hang Seng China Enterprises Index	Jul. 2017	264,084	261,161	2,923
7	S&P 500 E-Mini Index	Sep. 2017	850,305	847,315	2,990

					23,235

					$22,044

Cash and foreign currency of $122,313 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 08/10/17	Bank of America	GBP	3	$3,335	$3,440	$105
Expiring 08/10/17	Barclays Capital Group	GBP	223	281,792	290,628	8,836
Expiring 08/10/17	Commonwealth Bank of Australia	GBP	93	117,959	121,655	3,696
Expiring 08/10/17	UBS AG	GBP	54	68,633	70,792	2,159
Expiring 08/10/17	UBS AG	GBP	7	8,571	8,585	14
Czech Koruna,
Expiring 02/01/18	Citigroup Global Markets	CZK	4,009	163,000	178,097	15,097
Expiring 02/01/18	Citigroup Global Markets	CZK	3,371	137,348	149,764	12,416
Expiring 02/01/18	Citigroup Global Markets	CZK	2,949	120,370	130,998	10,628
Expiring 02/01/18	Citigroup Global Markets	CZK	1,368	55,383	60,761	5,378
Expiring 02/01/18	Citigroup Global Markets	CZK	1,336	54,373	59,365	4,992
Expiring 02/01/18	Citigroup Global Markets	CZK	141	5,727	6,257	530
Euro,
Expiring 02/01/18	Citigroup Global Markets	EUR	5	5,712	5,799	87
Expiring 02/01/18	Citigroup Global Markets	EUR	2	2,048	2,191	143
Hong Kong Dollar,
Expiring 08/10/17	Citigroup Global Markets	HKD	30	3,840	3,836	(4)
Mexican Peso,
Expiring 08/10/17	JPMorgan Chase	MXN	4,205	230,272	230,088	(184)
Expiring 08/10/17	UBS AG	MXN	635	34,765	34,771	6
Swedish Krona,
Expiring 08/10/17	UBS AG	SEK	3,068	349,957	365,003	15,046
Turkish Lira,
Expiring 08/10/17	Citigroup Global Markets	TRY	869	241,817	244,078	2,261
Expiring 08/10/17	Citigroup Global Markets	TRY	58	16,443	16,406	(37)
Expiring 08/10/17	JPMorgan Chase	TRY	881	245,212	247,341	2,129

				$2,146,557	$2,229,855	83,298

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 08/10/17	Barclays Capital Group	AUD	152	$115,210	$116,865	$(1,655)
Expiring 08/10/17	Citigroup Global Markets	AUD	8	5,805	5,890	(85)
Expiring 08/10/17	Commonwealth Bank of Australia	AUD	29	22,203	22,522	(319)
Expiring 08/10/17	Goldman Sachs & Co.	AUD	83	62,463	63,361	(898)
Expiring 08/10/17	JPMorgan Chase	AUD	10	7,599	7,708	(109)
Expiring 08/10/17	UBS AG	AUD	189	142,974	145,015	(2,041)
Brazilian Real,
Expiring 08/10/17	Citigroup Global Markets	BRL	13	3,958	3,949	9
Expiring 08/10/17	Goldman Sachs & Co.	BRL	375	112,977	112,144	833
Expiring 08/10/17	Goldman Sachs & Co.	BRL	305	91,904	91,125	779
Expiring 08/10/17	Goldman Sachs & Co.	BRL	223	66,975	66,581	394
Expiring 08/10/17	Goldman Sachs & Co.	BRL	201	58,520	60,060	(1,540)
Expiring 08/10/17	Goldman Sachs & Co.	BRL	17	5,143	5,110	33
Expiring 08/10/17	JPMorgan Chase	BRL	64	19,572	19,249	323
Expiring 08/10/17	JPMorgan Chase	BRL	55	16,413	16,346	67
Expiring 08/10/17	JPMorgan Chase	BRL	52	16,256	15,611	645
Chilean Peso,
Expiring 08/10/17	Citigroup Global Markets	CLP	11,179	16,658	16,821	(163)
Expiring 08/10/17	Citigroup Global Markets	CLP	11,066	16,446	16,651	(205)
Expiring 08/10/17	Citigroup Global Markets	CLP	3,539	5,249	5,326	(77)
Czech Koruna,
Expiring 02/01/18	Citigroup Global Markets	CZK	412	17,839	18,279	(440)
Expiring 02/01/18	Citigroup Global Markets	CZK	107	4,329	4,767	(438)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Danish Krone,
Expiring 08/10/17	Goldman Sachs & Co.	DKK	36	$5,423	$5,566	$(143)
Expiring 08/10/17	UBS AG	DKK	127	19,056	19,564	(508)
Euro,
Expiring 08/10/17	Bank of America	EUR	78	87,368	89,647	(2,279)
Expiring 08/10/17	Barclays Capital Group	EUR	275	306,831	314,846	(8,015)
Expiring 08/10/17	Citigroup Global Markets	EUR	205	229,227	235,179	(5,952)
Expiring 08/10/17	Commonwealth Bank of Australia	EUR	173	192,648	197,685	(5,037)
Expiring 08/10/17	Credit Suisse First Boston Corp.	EUR	16	18,299	18,777	(478)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	163	182,319	187,035	(4,716)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	17	19,566	19,954	(388)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	13	14,593	14,883	(290)
Expiring 08/10/17	Goldman Sachs & Co.	EUR	5	5,313	5,443	(130)
Expiring 08/10/17	State Street Bank	EUR	18	20,232	20,756	(524)
Expiring 08/10/17	UBS AG	EUR	558	621,962	638,275	(16,313)
Expiring 08/10/17	UBS AG	EUR	9	10,494	10,505	(11)
Expiring 02/01/18	Citigroup Global Markets	EUR	149	162,348	172,181	(9,833)
Expiring 02/01/18	Citigroup Global Markets	EUR	125	135,744	144,230	(8,486)
Expiring 02/01/18	Citigroup Global Markets	EUR	109	118,964	126,157	(7,193)
Expiring 02/01/18	Citigroup Global Markets	EUR	51	55,185	58,743	(3,558)
Expiring 02/01/18	Citigroup Global Markets	EUR	50	54,116	57,394	(3,278)
Expiring 02/01/18	Citigroup Global Markets	EUR	5	5,013	5,329	(316)
Expiring 02/01/18	Citigroup Global Markets	EUR	8	8,682	8,690	(8)
Hong Kong Dollar,
Expiring 08/10/17	Citigroup Global Markets	HKD	47	6,038	6,039	(1)
Hungarian Forint,
Expiring 08/10/17	Bank of America	HUF	10,659	38,353	39,487	(1,134)
Indian Rupee,
Expiring 08/10/17	Goldman Sachs & Co.	INR	1,076	16,581	16,547	34
Expiring 08/10/17	Goldman Sachs & Co.	INR	1,051	16,161	16,176	(15)
Expiring 08/10/17	Goldman Sachs & Co.	INR	339	5,212	5,220	(8)
Indonesian Rupiah,
Expiring 08/10/17	Goldman Sachs & Co.	IDR	222,018	16,599	16,577	22
Expiring 08/10/17	Goldman Sachs & Co.	IDR	218,174	16,192	16,290	(98)
Expiring 08/10/17	Goldman Sachs & Co.	IDR	69,698	5,211	5,204	7
Israeli Shekel,
Expiring 08/10/17	Bank of America	ILS	137	38,776	39,383	(607)
Japanese Yen,
Expiring 08/10/17	JPMorgan Chase	JPY	44,461	399,714	396,021	3,693
Expiring 08/10/17	JPMorgan Chase	JPY	2,811	25,034	25,035	(1)
Malaysian Ringgit,
Expiring 08/10/17	JPMorgan Chase	MYR	71	16,703	16,566	137
Expiring 08/10/17	JPMorgan Chase	MYR	71	16,259	16,474	(215)
Expiring 08/10/17	JPMorgan Chase	MYR	23	5,263	5,228	35
New Taiwanese Dollar,
Expiring 08/10/17	JPMorgan Chase	TWD	503	16,722	16,551	171
Expiring 08/10/17	JPMorgan Chase	TWD	494	16,415	16,255	160
Expiring 08/10/17	JPMorgan Chase	TWD	158	5,264	5,200	64
Polish Zloty,
Expiring 08/10/17	Bank of America	PLN	145	37,910	39,050	(1,140)
Russian Ruble,
Expiring 08/10/17	Citigroup Global Markets	RUB	955	16,395	16,047	348
Expiring 08/10/17	Citigroup Global Markets	RUB	947	16,497	15,920	577
Expiring 08/10/17	Citigroup Global Markets	RUB	295	5,162	4,963	199
Singapore Dollar,
Expiring 08/10/17	Barclays Capital Group	SGD	53	38,359	38,716	(357)
South African Rand,
Expiring 08/10/17	Goldman Sachs & Co.	ZAR	223	16,889	16,927	(38)
Expiring 08/10/17	JPMorgan Chase	ZAR	281	21,243	21,290	(47)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won,
Expiring 08/10/17	State Street Bank	KRW	18,701	$16,710	$16,355	$355
Expiring 08/10/17	State Street Bank	KRW	18,591	16,463	16,258	205
Expiring 08/10/17	State Street Bank	KRW	5,899	5,265	5,159	106
Expiring 08/10/17	State Street Bank	KRW	4,715	4,121	4,123	(2)
Swiss Franc,
Expiring 08/10/17	Bank of America	CHF	10	10,350	10,526	(176)
Expiring 08/10/17	Citigroup Global Markets	CHF	19	19,476	19,809	(333)
Expiring 08/10/17	UBS AG	CHF	11	11,509	11,706	(197)
Thai Baht,
Expiring 08/10/17	Citigroup Global Markets	THB	1,315	38,663	38,718	(55)

				$4,017,385	$4,098,039	(80,654)

						$2,644

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Barclays Capital Group	09/08/17	40	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	$(231)	$—	$(231)
Barclays Capital Group	09/08/17	35	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	143	—	143
Barclays Capital Group	09/08/17	9	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	37	—	37
BNP Paribas	03/29/18	25	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(301)	—	(301)
BNP Paribas	03/29/18	17	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(205)	—	(205)
BNP Paribas	03/29/18	17	Pay fixed payments on the MXWO0EE Index and receive variable payments based on the 3 Month LIBOR -10bps	(200)	—	(200)
Citigroup Global Markets	02/20/18	210	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	987	—	987
Citigroup Global Markets	02/20/18	202	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	1,033	—	1,033
Citigroup Global Markets	02/20/18	52	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	268	—	268

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
Citigroup Global Markets	02/20/18	16	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	$151	$—	$151
Citigroup Global Markets	02/20/18	11	Pay fixed payments on the CGCBMCYC Index and receive variable payments based on the 3 Month LIBOR +12bps	43	—	43
Citigroup Global Markets	02/20/18	10	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR +12bps	60	—	60
Goldman Sachs & Co.	11/20/17	93	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	(1,665)	—	(1,665)
Goldman Sachs & Co.	11/20/17	10	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	(201)	—	(201)
Goldman Sachs & Co.	11/20/17	10	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	(375)	—	(375)
Goldman Sachs & Co.	11/20/17	10	Pay fixed payments on the GSGLMCP3 Index and receive variable payments based on the 3 Month LIBOR -25bps	(58)	—	(58)
JPMorgan Chase	05/23/18	110	Pay fixed payments on the JPCMMCYI Index and receive variable payments based on the 3 Month LIBOR	(3,921)	—	(3,921)
JPMorgan Chase	05/23/18	5	Pay fixed payments on the JPCMMCYI Index and receive variable payments based on the 3 Month LIBOR	26	—	26
JPMorgan Chase	05/23/18	99	Pay fixed payments on the JPCMMCYI Index and receive variable payments based on the 3 Month LIBOR -10bps	108	—	108
JPMorgan Chase	11/16/17	83	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	(5,115)	—	(5,115)
JPMorgan Chase	11/16/17	51	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	(3,121)	—	(3,121)
JPMorgan Chase	11/16/17	22	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	(1,705)	—	(1,705)
JPMorgan Chase	11/16/17	9	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	(566)	—	(566)

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
JPMorgan Chase	11/16/17	5	Pay fixed payments on the JPGMIRON Index and receive variable payments based on the 3 Month LIBOR -17bps	$(297)	$—	$(297)
JPMorgan Chase	03/15/18	87	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	(504)	—	(504)
JPMorgan Chase	03/15/18	10	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	(43)	—	(43)
JPMorgan Chase	03/15/18	7	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR +10bps	17	—	17
JPMorgan Chase	03/15/18	25	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR -10bps	(141)	—	(141)
JPMorgan Chase	03/15/18	24	Pay fixed payments on the JPMSCBK4 Index and receive variable payments based on the 3 Month LIBOR -10bps	(137)	—	(137)
JPMorgan Chase	06/11/18	40	Pay fixed payments on the JPMSCPTY Index and receive variable payments based on the 3 Month LIBOR -10bps	107	—	107
JPMorgan Chase	03/08/18	172	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR	(104)	—	(104)
JPMorgan Chase	03/08/18	10	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR	(11)	—	(11)
JPMorgan Chase	03/08/18	164	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	(251)	—	(251)
JPMorgan Chase	03/08/18	7	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	(10)	—	(10)
JPMorgan Chase	03/08/18	5	Pay fixed payments on the S5CPGS Index and receive variable payments based on the 3 Month LIBOR +19bps	1	—	1
JPMorgan Chase	05/23/18	110	Received fixed payments on the JPCMMDEF Index and pay variable payments based on the 3 Month LIBOR -2bps	2,473	—	2,473

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
JPMorgan Chase	05/23/18	101	Received fixed payments on the JPCMMDEF Index and pay variable payments based on the 3 Month LIBOR -2bps	$(133)	$—	$(133)

				$(13,841)	$—	$(13,841)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,037,406	$1,060,471	$—
Foreign Government Bonds	—	731,640	—
U.S. Treasury Obligation	—	166,113	—
Unaffiliated Funds	1,532,033	—	—
Other Financial Instruments*
Futures Contracts	22,044	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,644	—
OTC Total Return Swap Agreements	—	(13,841)	—

Total	$2,591,483	$1,947,027	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Funds	34.3%
Foreign Government Bonds	16.4
Banks	7.6
U.S. Treasury Obligation	3.7
Pharmaceuticals	3.4
Consumer Finance	2.8
Construction & Engineering	2.7
Professional Services	2.1
Biotechnology	1.9
IT Services	1.9
Health Care Providers & Services	1.8
Health Care Equipment & Supplies	1.8
Building Products	1.7
Metals & Mining	1.5
Diversified Telecommunication Services	1.5

Transportation Infrastructure	1.4%
Beverages	1.4
Automobiles	1.4
Electric Utilities	1.3
Tobacco	1.2
Food & Staples Retailing	1.2
Household Products	1.2
Media	1.2
Capital Markets	0.9
Hotels, Restaurants & Leisure	0.9
Food Products	0.9
Multi-Utilities	0.7
Construction Materials	0.6
Life Sciences Tools & Services	0.5
Road & Rail	0.4
Commercial Services & Supplies	0.3
Trading Companies & Distributors	0.3
Personal Products	0.1
Health Care Technology	0.1
Water Utilities	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Independent Power & Renewable Electricity Producers	0.1%

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$7,512	*	Due from/to broker — variation margin futures	$258	*
Equity contracts	Unrealized appreciation on OTC swap agreements	5,454		Unrealized depreciation on OTC swap agreements	19,295
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	92,719		Unrealized depreciation on OTC forward foreign currency exchange contracts	90,075
Interest rate contracts	Due from/to broker — variation margin futures	18,739	*	Due from/to broker — variation margin futures	3,949	*

Total		$124,424			$113,577

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Commodity contracts	$—	$3,523	$—	$(335)	$3,188
Equity contracts	83	(27,780)	—	(471,959)	(499,656)
Foreign exchange contracts	—	—	84,269	8,917	93,186
Interest rate contracts	—	(44,069)	—	(95,857)	(139,926)

Total	$83	$(68,326)	$84,269	$(559,234)	$(543,208)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(3)	Swaps	Total
Credit contracts	$—	$—	$(5,459)	$(5,459)
Equity contracts	(11,451)	—	92,868	81,417
Foreign exchange contracts	—	(179,167)	—	(179,167)
Interest rate contracts	91,354	—	87,580	178,934

Total	$79,903	$(179,167)	$174,989	$75,725

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements — Sell Protection(3)	Total Return Swap Agreements(3)
$2,057,300	$3,346,753	$4,592,477	$6,647,691	$625,191	$183,333	$2,463,612

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$105	$(105)	$—	$—
Barclays Capital Group	9,016	(9,016)	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	55,207	(40,462)	—	14,745
Commonwealth Bank of Australia	3,696	(3,696)	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Goldman Sachs & Co.	2,102	(2,102)	—	—
JPMorgan Chase.	10,156	(10,156)	—	—
State Street Bank	666	(526)	—	140
UBS AG	17,225	(17,225)	—	—

	$98,173

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(5,336)	$105	$—	$(5,231)
Barclays Capital Group	(10,258)	9,016	—	(1,242)
BNP Paribas	(706)	—	—	(706)
Citigroup Global Markets	(40,462)	40,462	—	—
Commonwealth Bank of Australia	(5,356)	3,696	—	(1,660)
Credit Suisse First Boston Corp.	(478)	—	—	(478)
Goldman Sachs & Co.	(10,563)	2,102	—	(8,461)
JPMorgan Chase.	(16,615)	10,156	—	(6,459)
State Street Bank	(526)	526	—	—
UBS AG	(19,070)	17,225	—	(1,845)

	$(109,370)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $4,287,528)	$4,527,663
Deposit with broker for futures	122,313
Unrealized appreciation on OTC forward foreign currency contracts	92,719
Dividends and interest receivable	27,340
Receivable for investments sold	9,518
Tax reclaim receivable	6,177
Unrealized appreciation on OTC swap agreements	5,454
Deposit with broker for centrally cleared swaps	5,000
Receivable from affiliate	245
Receivable for fund share sold	228
Prepaid expenses	69

Total Assets	4,796,726

LIABILITIES:
Payable for investments purchased	126,179
Unrealized depreciation on OTC forward foreign currency contracts	90,075
Custodian fees payable	37,000
Accrued expenses and other liabilities	29,791
Payable to custodian	22,279
Unrealized depreciation on OTC swap agreements	19,295
Due to broker-variation margin futures	629
Management fees payable	570
Affiliated transfer agent fee payable	365
Distribution fee payable	122
Payable for fund share repurchased	15

Total Liabilities	326,320

NET ASSETS	$4,470,406

Net assets were comprised of:
Paid-in capital	$5,759,273
Retained earnings	(1,288,867)

Net assets, June 30, 2017	$4,470,406

Net asset value and redemption price per share, $4,470,406 / 477,655 outstanding shares of beneficial interest	$9.36

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $4,787, of which $919 is reimbursable by an affiliate)	$36,876
Interest income	12,651
Affiliated dividend income	662

50,189

EXPENSES
Management fees	31,470
Distribution fee	7,565
Custodian and accounting fees	58,000
Audit fee	17,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	6,301

Total expenses	138,336
Less: management fee waivers and/or expense reimbursement	(95,367)

Net expenses	42,969

NET INVESTMENT INCOME (LOSS)	7,220

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	293,982
Futures transactions	(68,326)
Swap agreements transactions	(559,234)
Foreign currency transactions	92,844

(240,734)

Net change in unrealized appreciation (depreciation) on:
Investments	107,611
Futures	79,903
Swap agreements	174,989
Foreign currencies	(179,700)

182,803

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(57,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,711)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,220	$597
Net realized gain (loss) on investment and foreign currency transactions	(240,734)	(353,638)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	182,803	(70,540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(50,711)	(423,581)

FUND SHARE TRANSACTIONS:
Fund share sold [72,950 and 220,336 shares, respectively]	668,187	2,031,668
Fund share repurchased [1,310,256 and 69,177 shares, respectively]	(11,924,725)	(631,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,256,538)	1,400,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,307,249)	976,806
NET ASSETS:
Beginning of period	15,777,655	14,800,849

End of period	$4,470,406	$15,777,655

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 83.8%
COMMON STOCKS — 76.3%	Shares	Value
Aerospace & Defense — 3.6%
General Dynamics Corp.	1,300	$257,530
Raytheon Co.	1,050	169,554
Wesco Aircraft Holdings, Inc.*	19,280	209,188

		636,272

Airlines — 1.5%
Delta Air Lines, Inc.	5,000	268,700

Banks — 2.9%
JPMorgan Chase & Co.	3,500	319,900
U.S. Bancorp	3,871	200,982

		520,882

Beverages — 0.6%
PepsiCo, Inc.	864	99,783

Biotechnology — 1.9%
Celgene Corp.*	1,120	145,454
Gilead Sciences, Inc.	2,700	191,106

		336,560

Capital Markets — 5.3%
BlackRock, Inc.	343	144,887
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,450	252,905
CF Corp. (Class A Stock)*	12,000	135,000
CME Group, Inc.	1,760	220,422
Goldman Sachs Group, Inc. (The)	810	179,739

		932,953

Chemicals — 1.9%
Ashland Global Holdings, Inc.	2,270	149,616
PPG Industries, Inc.	600	65,976
Valvoline, Inc.	5,133	121,755

		337,347

Construction & Engineering — 0.4%
Valmont Industries, Inc.	521	77,942

Consumer Finance — 0.7%
Synchrony Financial	4,190	124,946

Electric Utilities — 2.8%
Brookfield Infrastructure Partners LP (Canada)	9,500	388,645
NextEra Energy, Inc.	725	101,594

		490,239

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	1,478	109,107
CDW Corp.	4,350	272,005

		381,112

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	2,762	181,850

Equity Real Estate Investment Trusts (REITs) — 1.3%
SBA Communications Corp.*	1,002	135,170
Weyerhaeuser Co.	2,892	96,882

		232,052

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.	890	142,338

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
CVS Health Corp.	3,100	$249,426
Sprouts Farmers Market, Inc.*	2,350	53,274
Whole Foods Market, Inc.	10,300	433,733

		878,771

Food Products — 1.8%
Conagra Brands, Inc.	6,841	244,634
Hain Celestial Group, Inc. (The)*	1,700	65,994

		310,628

Health Care Equipment & Supplies — 2.3%
DENTSPLY SIRONA, Inc.	6,350	411,734

Health Care Providers & Services — 3.4%
DaVita, Inc.*	6,500	420,940
R1 RCM, Inc.*	2,300	8,625
UnitedHealth Group, Inc.	896	166,136

		595,701

Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. (Class A Stock)	986	98,906
McDonald’s Corp.	1,150	176,134
Starbucks Corp.	1,950	113,704
Wyndham Worldwide Corp.	916	91,976

		480,720

Household Durables — 0.5%
Lennar Corp. (Class A Stock)	1,500	79,980

Independent Power & Renewable Electricity Producers — 0.6%
NRG Energy, Inc.	6,350	109,347

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.*	150	145,200
Expedia, Inc.	1,545	230,128
Priceline Group, Inc. (The)*	31	57,986
TripAdvisor, Inc.*	1,850	70,670

		503,984

Internet Software & Services — 4.2%
Alphabet, Inc. (Class A Stock)*	332	308,654
Alphabet, Inc. (Class C Stock)*	28	25,444
eBay, Inc.*	5,491	191,746
Facebook, Inc. (Class A Stock)*	1,425	215,146

		740,990

IT Services — 2.5%
Visa, Inc. (Class A Stock)	3,200	300,096
WEX, Inc.*	1,440	150,149

		450,245

Machinery — 2.1%
Allison Transmission Holdings, Inc.	4,900	183,799
Gardner Denver Holdings, Inc.*	4,100	88,601
Ingersoll-Rand PLC	1,000	91,390

		363,790

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc.	3,423	76,641

Multi-Utilities — 0.6%
WEC Energy Group, Inc.	1,650	101,277

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	1,000	$45,340
Cabot Oil & Gas Corp.	7,650	191,862
Cheniere Energy, Inc.*	1,200	58,452
Enbridge, Inc. (Canada)	10,375	413,029
Plains All American Pipeline LP, MLP	2,250	59,108

		767,791

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	1,745	97,231

Professional Services — 4.0%
Advisory Board Co. (The)*	1,500	77,250
IHS Markit Ltd.*	8,200	361,128
Verisk Analytics, Inc.*	3,236	273,021

		711,399

Real Estate Management & Development — 0.3%
Five Point Holdings LLC (Class A Stock)*	3,750	55,350

Road & Rail — 1.5%
CSX Corp.	1,800	98,208
Norfolk Southern Corp.	1,300	158,210

		256,418

Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV (Netherlands)	983	128,095

Specialty Retail — 4.5%
Asbury Automotive Group, Inc.*	1,080	61,074
Five Below, Inc.*	700	34,559
Home Depot, Inc. (The)	2,430	372,762
Party City Holdco, Inc.*	5,800	90,770
Tractor Supply Co.	4,450	241,234

		800,399

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,490	214,590
Western Digital Corp.	895	79,297

		293,887

Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica, Inc.*	1,200	71,604
PVH Corp.	2,850	326,325

		397,929

Tobacco — 0.5%
Philip Morris International, Inc.	690	81,040

Water Utilities — 0.9%
American Water Works Co., Inc.	1,950	152,002

TOTAL COMMON STOCKS (cost $11,748,863)		13,465,987

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS — 0.6%
Pharmaceuticals — 0.4%
Impax Laboratories, Inc., Sr. Unsec’d. Notes
2.000%	06/15/22	80	$68,050

Semiconductors — 0.2%
MagnaChip Semiconductor SA (South Korea), Gtd. Notes, 144A
5.000%	03/01/21	20	27,275

TOTAL CONVERTIBLE BONDS (cost $84,902)			95,325

CORPORATE BONDS — 6.9%
Commercial Services — 0.7%
APX Group, Inc., Gtd. Notes
8.750%	12/01/20	65	67,113
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A
9.250%	05/15/23	45	48,900

			116,013

Foods — 0.7%
Fresh Market, Inc. (The), Sr. Sec’d. Notes, 144A
9.750%	05/01/23	140	117,425

Healthcare-Services — 0.7%
DaVita, Inc., Gtd. Notes
5.750%	08/15/22	50	51,375
HCA, Inc., Sr. Sec’d. Notes
5.875%	03/15/22	55	60,981
Surgery Center Holdings, Inc., Gtd. Notes, 144A
8.875%	04/15/21	15	16,256

			128,612

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A
9.000%	08/15/23	17	16,958

Leisure Time — 0.2%
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A
5.250%	11/15/23	40	41,500

Oil & Gas — 0.5%
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A
8.125%	09/15/23	85	89,781

Pipelines — 0.7%
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	80	95,200
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp., Gtd. Notes
6.500%	04/01/19	23	23,345

			118,545

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail — 3.0%
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25	212		$195,803
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	130		125,287
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	140		124,600
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	40		41,080
9.250%	03/15/20	50		51,688

				538,458

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	60		55,500

TOTAL CORPORATE BONDS (cost $1,246,383)				1,222,792

TOTAL LONG-TERM INVESTMENTS (cost $13,080,148)				14,784,104

		Shares
SHORT-TERM INVESTMENTS — 9.0%
UNAFFILIATED FUND — 8.7%
BlackRock Liquidity Funds FedFund Portfolio (cost $1,538,393)		1,538,393		1,538,393

		Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options
Analog Devices, Inc.,
expiring 09/15/17, Strike Price $85.00		1		833
Calpine Corp.,
expiring 09/15/17, Strike Price $15.00		3		960
Hain Celestial Group, Inc. (The),
expiring 01/19/18, Strike Price $36.00		3		15,120
expiring 01/19/18, Strike Price $37.00		1		6,706
expiring 01/19/18, Strike Price $40.00		—	(r)	1,020
Lululemon Athletica, Inc.,
expiring 12/15/17, Strike Price $52.50		1		10,400
PAREXEL International,
expiring 09/15/17, Strike Price $75.00		1		7,350
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $2,500.00		1		900
Sprouts Farmers Market, Inc.,

	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 12/15/17, Strike Price $25.00	4		$6,510
Tesco PLC,
expiring 08/18/17, Strike Price $55.00	—	(r)	460
Whole Foods Market, Inc.,
expiring 08/18/17, Strike Price $43.00	—	(r)	124

TOTAL OPTIONS PURCHASED (cost $29,014)			50,383

TOTAL SHORT-TERM INVESTMENTS (cost $1,567,407)			1,588,776

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 92.8% (cost $14,647,555)			16,372,880

	Shares
SECURITIES SOLD SHORT(q) — (17.2)%
COMMON STOCKS — (12.9)%
Aerospace & Defense — (0.3)%
Hexcel Corp.	450		(23,755)
Lockheed Martin Corp.	125		(34,701)

			(58,456)

Auto Components — (0.2)%
BorgWarner, Inc.	900		(38,124)

Automobiles — (0.4)%
Ford Motor Co.	2,300		(25,737)
Harley-Davidson, Inc.	700		(37,814)

			(63,551)

Capital Markets — (0.5)%
Federated Investors, Inc. (Class B Stock)	3,200		(90,400)

Consumer Finance — (0.5)%
Capital One Financial Corp.	636		(52,546)
Discover Financial Services	550		(34,204)

			(86,750)

Electric Utilities — (0.5)%
Southern Co. (The)	1,700		(81,396)

Energy Equipment & Services — (0.5)%
Core Laboratories NV	850		(86,079)

Equity Real Estate Investment Trusts (REITs) — (0.5)%
Lamar Advertising Co. (Class A Stock)	1,200		(88,284)

Food & Staples Retailing — (0.0)%
United Natural Foods, Inc.*	250		(9,175)

Health Care Equipment & Supplies — (0.4)%
Cooper Cos., Inc. (The)	150		(35,913)
Straumann Holding AG (Switzerland)	50		(28,474)

			(64,387)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — (0.7)%
BJ’s Restaurants, Inc.*	620	$(23,095)
Chuy’s Holdings, Inc.*	1,100	(25,740)
DineEquity, Inc.	800	(35,240)
Domino’s Pizza, Inc.	200	(42,306)

		(126,381)

Household Durables — (0.8)%
Newell Brands, Inc.	1,200	(64,344)
Tempur Sealy International, Inc.*	1,400	(74,746)

		(139,090)

IT Services — (1.7)%
Automatic Data Processing, Inc.	1,000	(102,460)
CGI Group, Inc. (Canada) (Class A Stock)*	1,220	(62,305)
Paychex, Inc.	800	(45,552)
Western Union Co. (The)	4,650	(88,583)

		(298,900)

Life Sciences Tools & Services — (0.5)%
Agilent Technologies, Inc.	620	(36,772)
Thermo Fisher Scientific, Inc.	250	(43,617)

		(80,389)

Machinery — (0.5)%
Dover Corp.	500	(40,110)
PACCAR, Inc.	620	(40,945)

		(81,055)

Media — (0.3)%
CBS Corp. (Class B Stock)	800	(51,024)

Multiline Retail — (0.4)%
Dollar General Corp.	1,050	(75,694)

Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	840	(67,889)

Oil, Gas & Consumable Fuels — (0.6)%
Tallgrass Energy Partners LP, MLP	750	(37,567)
Valero Energy Corp.	900	(60,714)

		(98,281)

Semiconductors & Semiconductor Equipment — (0.3)%
NVIDIA Corp.	400	(57,824)

Specialty Retail — (0.5)%
Bed Bath & Beyond, Inc.	600	(18,240)
Gap, Inc. (The)	950	(20,890)
Group 1 Automotive, Inc.	158	(10,005)
Sonic Automotive, Inc. (Class A Stock)	1,800	(35,010)

		(84,145)

Technology Hardware, Storage & Peripherals — (0.2)%
Seagate Technology PLC	1,150	(44,562)

Textiles, Apparel & Luxury Goods — (1.6)%
NIKE, Inc. (Class B Stock)	1,350	(79,650)
Ralph Lauren Corp.	425	(31,365)
Under Armour, Inc. (Class A Stock)*	670	(14,579)
Under Armour, Inc. (Class C Stock)*	1,381	(27,841)
VF Corp.	1,700	(97,920)

	Shares		Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	1,450		$(40,615)

			(291,970)

Thrifts & Mortgage Finance — (0.4)%
New York Community Bancorp, Inc.	6,000		(78,780)

Trading Companies & Distributors — (0.2)%
W.W. Grainger, Inc.	170		(30,690)

TOTAL COMMON STOCKS (proceeds received $2,267,105)			(2,273,276)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.3)%
Consumer Discretionary Select Sector SPDR Fund	1,766		(158,287)
iShares Core S&P Small-Cap ETF	728		(51,040)
iShares Russell 2000 ETF	274		(38,612)
iShares Russell Mid-Cap ETF	1,041		(199,987)
SPDR S&P Retail ETF	1,817		(73,988)
Utilities Select Sector SPDR Fund	2,378		(123,561)
Vanguard REIT ETF	1,400		(116,522)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (proceeds received $684,770)			(761,997)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,951,875)			(3,035,273)

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.3)%
Call Options — (0.1)%
Advisory Board Co.(The),
expiring 09/15/17, Strike Price $57.50	1		(1,131)
CSX Corp.,
expiring 07/21/17, Strike Price $55.00	1		(700)
Davita, Inc.,
expiring 10/20/17, Strike Price $70.00	—	(r)	(495)
Five Star Senior Living,
expiring 08/18/17, Strike Price $55.00	1		(343)
Norfolk Southern Corp.,
expiring 12/15/17, Strike Price $125.00	—	(r)	(2,400)
Synchrony Financial,
expiring 09/15/17, Strike Price $41.00^	1		(50)
expiring 12/15/17, Strike Price $32.00	1		(1,820)
Tesco PLC,
expiring 08/18/17, Strike Price $60.00	—	(r)	(300)
Valmont Industries, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 12/15/17, Strike Price $165.00	—	(r)	$(850)
Wyndham Worldwide Corp.,
expiring 08/18/17, Strike Price $90.00	1		(5,700)

			(13,789)

Put Options — (0.2)%
Advisory Board Co.(The),
expiring 09/15/17, Strike Price $45.00	1		(1,013)
Analog Devices, Inc.,
expiring 09/15/17, Strike Price $70.00	1		(858)
expiring 09/15/17, Strike Price $72.50	1		(1,260)
Cabot Oil & Gas Corp.,
expiring 10/20/17, Strike Price $20.00	2		(595)
Calpine Corp.,
expiring 09/15/17, Strike Price $11.00	3		(800)
Davita, Inc.,
expiring 10/20/17, Strike Price $60.00	—	(r)	(740)
Enbridge Energy Partners LP,
expiring 01/19/18, Strike Price $15.00	3		(3,263)
Hain Celestial Group, Inc. (The),
expiring 01/19/18, Strike Price $30.00	3		(2,400)
expiring 01/19/18, Strike Price $32.00	1		(1,505)
expiring 01/19/18, Strike Price $35.00	2		(3,230)
Lululemon Athletica, Inc.,
expiring 08/18/17, Strike Price $26.00	1		(1,512)
expiring 12/15/17, Strike Price $45.00	1		(1,368)
expiring 12/15/17, Strike Price $47.50	2		(2,243)
NRG Energy, Inc.,
expiring 09/15/17, Strike Price $14.00	2		(440)
PAREXEL International,
expiring 09/15/17, Strike Price $70.00^	1		(90)
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $2,175.00	1		(760)
Sprouts Farmers Market, Inc.,
expiring 12/15/17, Strike Price $17.50	6		(3,016)
Synchrony Financial,
expiring 09/15/17, Strike Price $31.00	1		(2,958)
TripAdvisor, Inc.,

	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 09/15/17, Strike Price $40.00	1		$(4,050)
Valmont Industries, Inc.,
expiring 09/15/17, Strike Price $135.00	—	(r)	(355)
Verisk Analytics, Inc.,
expiring 12/15/17, Strike Price $75.00	—	(r)	(360)
WEX, Inc.,
expiring 08/18/17, Strike Price $95.00	—	(r)	(510)
Whole Foods Market, Inc.,
expiring 08/18/17, Strike Price $30.00^	1		(12)
expiring 08/18/17, Strike Price $40.00	—	(r)	(36)
expiring 11/17/17, Strike Price $31.00^	1		(8)

			(33,382)

TOTAL OPTIONS WRITTEN (premiums received $55,723)			(47,171)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 75.3% (cost $11,639,957)			13,290,436
Other assets in excess of liabilities(z) — 24.7%			4,349,952

NET ASSETS — 100.0%			$17,640,388

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(160) and (0.0)% of net assets.

(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $3,965,375 exceeds the value of securities sold short as of June 30, 2017. Securities sold short are subject to contractual netting arrangements.

(r)	Principal or notional amount is less than $500 par.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Short Positions:
5	Russell 2000 Mini Index	Sep. 2017	$355,650	$353,575	$2,075
18	S&P 500 E-Mini Index	Sep. 2017	2,184,190	2,178,810	5,380
3	S&P Mid Cap 400 E-Mini Index	Sep. 2017	527,655	523,830	3,825

					$11,280

Cash of $110,350 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2017.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	11/16/17	(82)	Pay fixed payments on IXRTR Index and receive variable payments based on the 3 Month LIBOR minus 35bps	$(143)	$—	$(143)
Citigroup Global Markets	11/16/17	(69)	Pay fixed payments on SPTRSGX Index and receive variable payments based on the 3 Month LIBOR minus 25bps	(1,932)	—	(1,932)
Citigroup Global Markets	11/17/17	(15)	Pay fixed payments on United Natural Foods, Inc. and receive variable payments based on the 1 Month LIBOR minus 35bps	(237)	—	(237)
Goldman Sachs & Co.	10/03/18	(63)	Pay fixed payments on GSCBNINV Custom Index and receive variable payments based on the 1 Month LIBOR minus 100bps	3,748	—	3,748
Goldman Sachs & Co.	3/14/18	(49)	Pay fixed payments on GSCBNML3 Custom Index and receive variable payments based on the 1 Month LIBOR minus 290bps	(1,612)	—	(1,612)
Goldman Sachs & Co.	11/29/17	(83)	Pay fixed payments on Russell Midcap Index Total Return and receive variable payments based on the 3 Month LIBOR minus 31bps	(3,618)	—	(3,618)

				$(3,794)	$—	$(3,794)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$13,465,987	$—	$—
Convertible Bonds	—	95,325	—
Corporate Bonds	—	1,222,792	—
Unaffiliated Fund	1,538,393	—	—
Options Purchased	50,383	—	—
Common Stocks—Short	(2,244,802)	(28,474)	—
Unaffiliated Exchange Traded Funds—Short	(761,997)	—	—
Options Written	(47,011)	—	(160)
Other Financial Instruments*
Futures Contracts	11,280	—	—
OTC Total Return Swap Agreements	—	(3,794)	—

Total	$12,012,233	$1,285,849	$(160)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Fund	8.7%
Capital Markets	5.3
Food & Staples Retailing	5.0
Specialty Retail	4.5
Oil, Gas & Consumable Fuels	4.3
Internet Software & Services	4.2
Professional Services	4.0
Aerospace & Defense	3.6
Health Care Providers & Services	3.4
Retail	3.0
Banks	2.9
Internet & Direct Marketing Retail	2.9
Electric Utilities	2.8
Hotels, Restaurants & Leisure	2.7
IT Services	2.5
Health Care Equipment & Supplies	2.3
Textiles, Apparel & Luxury Goods	2.3
Electronic Equipment, Instruments & Components	2.2
Machinery	2.1
Chemicals	1.9
Biotechnology	1.9
Food Products	1.8
Technology Hardware, Storage & Peripherals	1.7
Airlines	1.5
Road & Rail	1.5
Equity Real Estate Investment Trusts (REITs)	1.3

Energy Equipment & Services	1.0%
Pharmaceuticals	0.9
Water Utilities	0.9
Healthcare-Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Consumer Finance	0.7
Pipelines	0.7
Foods	0.7
Commercial Services	0.7
Independent Power & Renewable Electricity Producers	0.6
Multi-Utilities	0.6
Beverages	0.6
Oil & Gas	0.5
Semiconductors	0.5
Tobacco	0.5
Household Durables	0.5
Construction & Engineering	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Real Estate Management & Development	0.3
Options Purchased	0.3
Leisure Time	0.2
Household Products/Wares	0.1
Food & Staples Retailing	(0.0)*
Trading Companies & Distributors	(0.2)
Auto Components	(0.2)
Technology Hardware, Storage & Peripherals	(0.2)
Media	(0.3)
Semiconductors & Semiconductor Equipment	(0.3)
Aerospace & Defense	(0.3)
Automobiles	(0.4)
Health Care Equipment & Supplies	(0.4)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Multi-Utilities	(0.4)%
Multiline Retail	(0.4)
Thrifts & Mortgage Finance	(0.4)
Life Sciences Tools & Services	(0.5)
Machinery	(0.5)
Electric Utilities	(0.5)
Specialty Retail	(0.5)
Energy Equipment & Services	(0.5)
Consumer Finance	(0.5)
Equity Real Estate Investment Trusts (REITs)	(0.5)
Capital Markets	(0.5)

Oil, Gas & Consumable Fuels	(0.6)%
Hotels, Restaurants & Leisure	(0.7)
Household Durables	(0.8)
Textiles, Apparel & Luxury Goods	(1.6)
IT Services	(1.7)
Unaffiliated Exchange Traded Funds	(4.3)

75.6
Options Written	(0.3)
Other assets in excess of liabilities	24.7

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker —variation margin futures	$11,280	*	—	$—
Equity contracts	Unaffiliated investments	50,383		Options written outstanding, at value	47,171
Equity contracts	Unrealized appreciation on OTC swap agreements	3,748		Unrealized depreciation on OTC swap agreements	7,542

Total		$65,411			$54,713

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Equity contracts	(9,319)	26,251	(127,462)	(58,626)	$(169,156)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Equity contracts	$29,310	$(3,213)	$(14,105)	$26,857	$38,849

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Short Positions(2)	Total Return Swap Agreements(3)
$15,596	$28,000	$2,289,773	$382,301

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Goldman Sachs & Co.	3,748	(3,748)	—	—

	$3,748

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(2,312)	$—	$—	$(2,312)
Goldman Sachs & Co.	(5,230)	3,748	—	(1,482)

	$(7,542)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value:
Unaffiliated investments (cost $14,647,555)	$16,372,880
Deposit with broker for futures	110,350
Deposit with broker for securities sold short	3,965,375
Receivable for investments sold	690,751
Dividends and interest receivable	28,536
Due from broker-variation margin futures	4,555
Unrealized appreciation on OTC swap agreements	3,748
Receivable for fund share sold	3,050
Tax reclaim receivable	2,006
Receivable from manager	74
Prepaid expenses	69

Total Assets	21,181,394

LIABILITIES:
Securities sold short, at value (proceeds received $2,951,875)	3,035,273
Payable for investments purchased	405,174
Options written outstanding, at value (premiums received $55,723)	47,171
Accrued expenses and other liabilities	33,082
Management fees payable	9,522
Unrealized depreciation on OTC swap agreements	7,542
Dividends payable on securities sold short	2,314
Distribution fee payable	482
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	81

Total Liabilities	3,541,006

NET ASSETS	$17,640,388

Net assets were comprised of:
Paid-in capital	$16,468,183
Retained earnings	1,172,205

Net assets, June 30, 2017	$17,640,388

Net asset value and redemption price per share, $17,640,388 / 1,654,108 outstanding shares of beneficial interest	$10.66

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net of $1,937 foreign withholding tax)	$95,227
Interest income	40,875

136,102

EXPENSES
Management fees	84,638
Distribution fee	20,346
Dividends on securities sold short	27,695
Custodian and accounting fees	22,000
Audit fee	16,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	4,153

Total expenses	191,832
Less: management fee waivers and/or expense reimbursement	(48,573)

Net expenses	143,259

NET INVESTMENT INCOME (LOSS)	(7,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	403,229
Futures transactions	(127,462)
Options written transactions	26,251
Short sales transactions	(25,901)
Swap agreements transactions	(58,626)
Foreign currency transactions	11

217,502

Net change in unrealized appreciation (depreciation) on:
Investments	988,646
Futures	(14,105)
Options written	(3,213)
Short sales	14,976
Swap agreements	26,857

1,013,161

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,230,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,223,506

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(7,157)	$(52,452)
Net realized gain (loss) on investment and foreign currency transactions	217,502	(560,535)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,013,161	1,096,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,223,506	483,265

FUND SHARE TRANSACTIONS:
Fund share sold [133,430 and 260,513 shares, respectively]	1,377,423	2,516,281
Fund share repurchased [9,714 and 55,147 shares, respectively]	(100,877)	(536,423)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,276,546	1,979,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,500,052	2,463,123
NET ASSETS:
Beginning of period	15,140,336	12,677,213

End of period	$17,640,388	$15,140,336

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 92.1%
AFFILIATED MUTUAL FUNDS — 64.6%	Shares	Value
AST Global Real Estate Portfolio*	178,467	$2,114,838
AST High Yield Portfolio*	105,013	1,031,228
AST Prudential Core Bond Portfolio*	1,913,759	23,041,657
AST QMA US Equity Alpha Portfolio*	740,975	19,835,892

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,402,067)(w)		46,023,615

COMMON STOCKS — 26.7%
Aerospace & Defense — 0.1%
Leonardo SpA (Italy)	2,358	39,260

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	10,400	390,399
Royal Mail PLC (United Kingdom)	7,427	40,742

		431,141

Airlines — 1.1%
Deutsche Lufthansa AG (Germany)	17,306	394,397
International Consolidated Airlines Group SA (United Kingdom)	34,235	272,007
Turk Hava Yollari AO (Turkey)*	53,841	123,168

		789,572

Auto Components — 0.1%
Hankook Tire Co. Ltd. (South Korea)	746	41,468
Hyundai Mobis Co. Ltd. (South Korea)	167	36,508

		77,976

Automobiles — 0.7%
Ferrari NV (Italy)	1,707	146,890
Fiat Chrysler Automobiles NV (United Kingdom)*	22,013	232,558
Hyundai Motor Co. (South Korea)	308	42,943
Kia Motors Corp. (South Korea)	1,260	42,079

		464,470

Banks — 3.3%
Agricultural Bank of China Ltd. (China) (Class H Stock)	414,000	195,664
Akbank TAS (Turkey)	14,429	40,191
Banco Bradesco SA (Brazil)	1,467	12,275
Banco do Brasil SA (Brazil)	2,186	17,697
Banco Santander Brasil SA (Brazil), UTS	2,554	19,358
Bank Hapoalim BM (Israel)	7,946	53,581
Bank Leumi Le-Israel BM (Israel)	9,666	46,962
Bank of China Ltd. (China) (Class H Stock)	295,000	144,658
Bank of Communications Co. Ltd. (China) (Class H Stock)	145,000	102,293
Bank of Montreal (Canada)	600	44,056
BNK Financial Group, Inc. (South Korea)	2,281	21,810
Canadian Imperial Bank of Commerce (Canada)	800	65,015
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	69,000	42,230
China Construction Bank Corp. (China) (Class H Stock)	362,000	281,508
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	42,057
China Merchants Bank Co. Ltd. (China) (Class H Stock)	14,500	43,694

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	39,000	$38,899
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	28,000	18,884
DBS Group Holdings Ltd. (Singapore)	2,800	42,142
DGB Financial Group, Inc. (South Korea)	1,091	11,248
Hana Financial Group, Inc. (South Korea)	2,350	92,807
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	405,000	273,327
Industrial Bank of Korea (South Korea)	3,705	46,111
KB Financial Group, Inc. (South Korea)	2,369	119,611
Mizrahi Tefahot Bank Ltd. (Israel)	916	16,655
National Bank of Canada (Canada)	400	16,820
Shinhan Financial Group Co. Ltd. (South Korea)	1,313	56,650
Toronto-Dominion Bank (The) (Canada)	900	45,354
Turkiye Garanti Bankasi A/S (Turkey)	14,309	39,827
Turkiye Is Bankasi (Turkey) (Class C Stock)	48,448	102,588
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	53,751	98,832
Woori Bank (South Korea)	6,912	111,345
Yapi ve Kredi Bankasi A/S (Turkey)*	33,160	42,305

		2,346,454

Beverages — 0.9%
Coca-Cola HBC AG (Switzerland)*	8,662	254,742
Diageo PLC (United Kingdom)	12,546	370,758

		625,500

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,725	38,022
Geberit AG (Switzerland)	259	120,943

		158,965

Capital Markets — 0.3%
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	176,000	65,594
China Everbright Ltd. (China)	22,000	47,848
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	25,000	9,696
Partners Group Holding AG (Switzerland)	65	40,359
Yuanta Financial Holding Co. Ltd. (Taiwan)	95,000	41,856

		205,353

Chemicals — 0.9%
Arkema SA (France)	963	102,841
Asahi Kasei Corp. (Japan)	1,000	10,788
BASF SE (Germany)	396	36,752
Covestro AG (Germany), 144A	839	60,823
Hanwha Chemical Corp. (South Korea)	1,579	41,668
Hyosung Corp. (South Korea)	109	15,962
Kaneka Corp. (Japan)	4,000	30,614
Kuraray Co. Ltd. (Japan)	2,700	49,164
Lotte Chemical Corp. (South Korea)	265	79,759
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	16,664
PTT Global Chemical PCL (Thailand)	21,600	43,607
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	30,000	16,054
Teijin Ltd. (Japan)	3,600	69,470

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Yara International ASA (Norway)	2,488	$93,554

		667,720

Construction & Engineering — 0.1%
Kajima Corp. (Japan)	2,000	16,903
Obayashi Corp. (Japan)	1,300	15,317
Skanska AB (Sweden) (Class B Stock)	1,421	33,743
Taisei Corp. (Japan)	1,000	9,147

		75,110

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,000	38,229
China National Building Material Co. Ltd. (China) (Class H Stock)	42,000	24,945
Fletcher Building Ltd. (New Zealand)	5,108	29,912
Imerys SA (France)	62	5,397
Semen Indonesia Persero Tbk PT (Indonesia)	6,900	5,175
Siam Cement PCL (The) (Thailand)	6,000	88,626

		192,284

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	300	5,874

Diversified Financial Services — 0.1%
Chailease Holding Co. Ltd. (Taiwan)	14,000	38,998
Fubon Financial Holding Co. Ltd. (Taiwan)	26,000	41,374

		80,372

Diversified Telecommunication Services — 0.6%
BCE, Inc. (Canada)	800	36,027
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	30,001	49,765
LG Uplus Corp. (South Korea)	12,100	165,017
Nippon Telegraph & Telephone Corp. (Japan)	1,200	56,645
Proximus SADP (Belgium)	1,250	43,749
Spark New Zealand Ltd. (New Zealand)	11,162	30,928
TELUS Corp. (Canada)	1,000	34,523

		416,654

Electric Utilities — 0.8%
Centrais Eletricas Brasileiras SA (Brazil)*	5,750	21,661
CLP Holdings Ltd. (Hong Kong)	2,000	21,149
EDP – Energias de Portugal SA (Portugal)	1,591	5,205
EDP – Energias do Brasil SA (Brazil)	8,760	37,336
Endesa SA (Spain)	4,055	93,543
Enel SpA (Italy)	19,024	102,035
Equatorial Energia SA (Brazil)	1,656	27,193
Iberdrola SA (Spain)	12,544	99,404
Inter RAO UES PJSC (Russia)	595,000	38,676
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	41,368
Kyushu Electric Power Co., Inc. (Japan)	1,500	18,231
PGE Polska Grupa Energetyczna SA (Poland)	7,993	26,115
Red Electrica Corp. SA (Spain)	669	13,996
Tauron Polska Energia SA (Poland)*	11,874	11,472

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,800	$40,458

		597,842

Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	5,375	133,413
OSRAM Licht AG (Germany)	576	45,978
Prysmian SpA (Italy)	1,761	51,938
Vestas Wind Systems A/S (Denmark)	4,407	407,063

		638,392

Electronic Equipment, Instruments & Components — 0.4%
Hitachi High-Technologies Corp. (Japan)	100	3,894
Hitachi Ltd. (Japan)	7,000	43,160
Keyence Corp. (Japan)	100	44,023
LG Display Co. Ltd. (South Korea)	2,712	87,712
Omron Corp. (Japan)	900	39,176
Shimadzu Corp. (Japan)	2,300	43,827
Yokogawa Electric Corp. (Japan)	2,300	37,015

		298,807

Equity Real Estate Investment Trusts (REITs) — 0.2%
Dexus (Australia)	799	5,817
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	7,414	6,195
Goodman Group (Australia)	1,000	6,044
GPT Group (The) (Australia)	1,061	3,902
Link REIT (Hong Kong)	11,500	87,481
Mirvac Group (Australia)	17,064	27,904
Stockland (Australia)	7,695	25,877

		163,220

Food & Staples Retailing — 0.3%
BIM Birlesik Magazalar A/S (Turkey)	1,899	35,209
Empire Co. Ltd. (Canada) (Class A Stock)	200	3,411
Jeronimo Martins SGPS SA (Portugal)	2,403	46,916
Koninklijke Ahold Delhaize NV (Netherlands)	1,845	35,216
Sun Art Retail Group Ltd. (Hong Kong)	3,000	2,388
Wal-Mart de Mexico SAB de CV (Mexico)	18,100	41,967
Wesfarmers Ltd. (Australia)	799	24,637

		189,744

Food Products — 0.6%
Associated British Foods PLC (United Kingdom)	1,094	41,865
Charoen Pokphand Foods PCL (Thailand)	87,300	63,734
Golden Agri-Resources Ltd. (Singapore)	12,900	3,514
Gruma SAB de CV (Mexico) (Class B Stock)	3,090	40,314
MEIJI Holdings Co. Ltd. (Japan)	500	40,544
Saputo, Inc. (Canada)	1,400	44,533
Tate & Lyle PLC (United Kingdom)	16,043	138,265
Thai Union Group PCL (Thailand)	34,500	21,429
Tiger Brands Ltd. (South Africa)	502	14,115
Wilmar International Ltd. (Singapore)	5,500	13,378
Yamazaki Baking Co. Ltd. (Japan)	1,900	37,880

		459,571

Gas Utilities — 0.3%
Gas Natural SDG SA (Spain)	3,793	88,788

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Gas Utilities (continued)
Osaka Gas Co. Ltd. (Japan)	11,000	$45,043
Toho Gas Co. Ltd. (Japan)	5,000	36,420
Tokyo Gas Co. Ltd. (Japan)	8,000	41,670

		211,921

Health Care Equipment & Supplies — 0.1%
William Demant Holding A/S (Denmark)*	1,583	40,958

Health Care Providers & Services — 0.0%
Netcare Ltd. (South Africa)	2,927	5,757

Hotels, Restaurants & Leisure — 0.3%
Aristocrat Leisure Ltd. (Australia)	1,642	28,467
Carnival PLC	627	41,460
Compass Group PLC (United Kingdom)	2,137	45,107
InterContinental Hotels Group PLC (United Kingdom)	1,189	66,030
Merlin Entertainments PLC (United Kingdom), 144A	4,285	26,824

		207,888

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	756	5,552
Berkeley Group Holdings PLC (United Kingdom)	1,330	55,926
Electrolux AB (Sweden) (Class B Stock)	1,285	42,137
Hanssem Co. Ltd. (South Korea)	216	34,737
Husqvarna AB (Sweden) (Class B Stock)	2,418	24,035
LG Electronics, Inc. (South Korea)	1,372	96,253
Persimmon PLC (United Kingdom)	211	6,163
Techtronic Industries Co. Ltd. (Hong Kong)	5,500	25,272

		290,075

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany)	24	2,907

Independent Power & Renewable Electricity Producers — 0.0%
Engie Brasil Energia SA (Brazil)	1,934	19,994

Industrial Conglomerates — 0.6%
Beijing Enterprises Holdings Ltd. (China)	13,000	62,682
Bidvest Group Ltd. (The) (South Africa)	3,282	39,523
CITIC Ltd. (China)	28,000	42,093
CK Hutchison Holdings Ltd. (Hong Kong)	3,000	37,649
Fosun International Ltd. (China)	26,500	41,379
Jardine Strategic Holdings Ltd. (Hong Kong)	700	29,183
Koninklijke Philips NV (Netherlands)	4,859	172,974
Shanghai Industrial Holdings Ltd. (China)	3,000	8,875

		434,358

Insurance — 0.8%
Aegon NV (Netherlands)	5,510	28,200
Ageas (Belgium)	77	3,101
Dongbu Insurance Co. Ltd. (South Korea)	689	40,946
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,621	55,754
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	400	17,353
Intact Financial Corp. (Canada)	600	45,324
NN Group NV (Netherlands)	1,163	41,267
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	370,000	155,409

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	64,000	$106,887
SCOR SE (France)	1,013	40,244

		534,485

Internet & Direct Marketing Retail — 0.0%
Vipshop Holdings Ltd. (China), ADR*	2,800	29,540

Internet Software & Services — 0.1%
Mixi, Inc. (Japan)	700	38,954

IT Services — 0.8%
Amadeus IT Group SA (Spain) (Class A Stock)	6,698	400,379
Atos SE (France)	285	39,989
Fujitsu Ltd. (Japan)	14,000	103,548
Otsuka Corp. (Japan)	600	37,322

		581,238

Machinery — 0.8%
Alfa Laval AB (Sweden)	234	4,789
Atlas Copco AB (Sweden) (Class A Stock)	3,136	120,585
Atlas Copco AB (Sweden) (Class B Stock)	1,287	44,485
China Conch Venture Holdings Ltd. (China)	5,500	10,069
Hoshizaki Corp. (Japan)	100	9,073
Kone OYJ (Finland) (Class B Stock)	415	21,113
Metso OYJ (Finland)	1,206	41,846
Sandvik AB (Sweden)	8,334	131,212
Schindler Holding AG (Switzerland)	194	41,131
SKF AB (Sweden) (Class B Stock)	794	16,123
Volvo AB (Sweden) (Class B Stock)	2,353	40,127
Weichai Power Co. Ltd. (China) (Class H Stock)	36,000	31,460
Yangzijiang Shipbuilding Holdings Ltd. (China)	37,400	32,318

		544,331

Media — 0.3%
Axel Springer SE (Germany)	680	40,903
REA Group Ltd. (Australia)	51	2,602
RTL Group SA (Luxembourg)	537	40,570
Sky PLC (United Kingdom)	1,021	13,223
WPP PLC (United Kingdom)	5,552	116,907

		214,205

Metals & Mining — 0.4%
Boliden AB (Sweden)	1,347	36,820
Hyundai Steel Co. (South Korea)	819	44,485
Jastrzebska Spolka Weglowa SA (Poland)*	1,562	31,180
KGHM Polska Miedz SA (Poland)	1,248	37,226
Norsk Hydro ASA (Norway)	18,094	100,132
POSCO (South Korea)	168	42,083
voestalpine AG (Austria)	434	20,229

		312,155

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	600	57,330
Harvey Norman Holdings Ltd. (Australia)	4,481	13,158
Next PLC (United Kingdom)	1,434	72,021

		142,509

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 0.1%
Innogy SE (Germany), 144A	1,061	$41,757

Oil, Gas & Consumable Fuels — 1.4%
Ecopetrol SA (Colombia)	60,035	27,284
Enagas SA (Spain)	1,090	30,590
GS Holdings Corp. (South Korea)	440	26,225
Idemitsu Kosan Co. Ltd. (Japan)	1,700	48,363
JXTG Holdings, Inc. (Japan)	36,500	159,706
MOL Hungarian Oil & Gas PLC (Hungary)	1,917	150,566
Neste OYJ (Finland)	2,616	103,230
OMV AG (Austria)	838	43,528
Polski Koncern Naftowy ORLEN SA (Poland)	150	4,531
Repsol SA (Spain)	18,217	279,287
Showa Shell Sekiyu KK (Japan)	1,800	16,719
SK Innovation Co. Ltd. (South Korea)	257	35,594
Thai Oil PCL (Thailand)	6,400	14,884
TOTAL SA (France)	751	37,285
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,533	44,104

		1,021,896

Paper & Forest Products — 0.5%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	24,000	31,961
Oji Holdings Corp. (Japan)	2,000	10,355
Stora Enso OYJ (Finland) (Class R Stock)	18,563	239,873
UPM-Kymmene OYJ (Finland)	3,813	108,727

		390,916

Personal Products — 0.2%
Beiersdorf AG (Germany)	386	40,600
Unilever PLC (United Kingdom)	1,849	100,064

		140,664

Pharmaceuticals — 1.2%
China Medical System Holdings Ltd. (China)	22,000	38,039
CSPC Pharmaceutical Group Ltd. (China)	106,000	154,825
Ipsen SA (France)	256	35,031
Orion OYJ (Finland) (Class B Stock)	2,213	141,369
Richter Gedeon Nyrt (Hungary)	4,608	120,469
Sanofi (France)	600	57,492
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	5,000	19,381
Sihuan Pharmaceutical Holdings Group Ltd. (China)	91,000	38,095
Sino Biopharmaceutical Ltd. (Hong Kong)	181,000	160,044
UCB SA (Belgium)	1,327	91,266

		856,011

Professional Services — 0.4%
Randstad Holding NV (Netherlands)	1,869	108,965
RELX PLC (United Kingdom)	2,404	51,968
Wolters Kluwer NV (Netherlands)	2,313	97,824

		258,757

Real Estate Management & Development — 1.9%
Cheung Kong Property Holdings Ltd. (Hong Kong)	8,500	66,515
China Evergrande Group (China)*	59,000	105,847
China Jinmao Holdings Group Ltd. (China)	14,000	5,769

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
China Overseas Land & Investment Ltd. (China)	70,000	$204,860
China Resources Land Ltd. (China)	38,000	110,704
China Vanke Co. Ltd. (China) (Class H Stock)*	26,200	74,109
Country Garden Holdings Co. Ltd. (China)	57,000	66,119
Daito Trust Construction Co. Ltd. (Japan)	200	31,159
Fullshare Holdings Ltd. (Hong Kong)*	57,500	22,954
Hang Lung Group Ltd. (Hong Kong)	1,000	4,138
Hongkong Land Holdings Ltd. (Hong Kong)	3,300	24,288
Hysan Development Co. Ltd. (Hong Kong)	3,000	14,317
Kerry Properties Ltd. (Hong Kong)	12,000	40,745
LendLease Group (Australia)	408	5,222
Longfor Properties Co. Ltd. (China)	23,500	50,466
New World Development Co. Ltd. (Hong Kong)	46,000	58,309
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	2,800	4,491
Shimao Property Holdings Ltd. (Hong Kong)	49,000	83,807
Sino Land Co. Ltd. (Hong Kong)	10,000	16,384
Sino-Ocean Group Holding Ltd. (China)	15,000	7,337
SOHO China Ltd. (China)*	13,000	6,413
Sun Hung Kai Properties Ltd. (Hong Kong)	9,000	132,212
Sunac China Holdings Ltd. (China)	41,000	85,653
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	4,000	39,047
Swire Properties Ltd. (Hong Kong)	5,000	16,482
Wharf Holdings Ltd. (The) (Hong Kong)	9,000	74,472
Wheelock & Co. Ltd. (Hong Kong)	5,000	37,713

		1,389,532

Road & Rail — 0.0%
Canadian National Railway Co. (Canada)	400	32,455

Semiconductors & Semiconductor Equipment — 0.1%
ASM Pacific Technology Ltd. (Hong Kong)	200	2,699
SK Hynix, Inc. (South Korea)	988	58,173

		60,872

Software — 0.0%
Open Text Corp. (Canada)	500	15,781
Oracle Corp. (Japan)	100	6,505

		22,286

Specialty Retail — 0.2%
Kingfisher PLC (United Kingdom)	28,565	111,887

Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd. (Japan)	3,400	78,754
Canon, Inc. (Japan)	900	30,614
FUJIFILM Holdings Corp. (Japan)	2,100	75,721
Konica Minolta, Inc. (Japan)	8,100	67,577
Ricoh Co. Ltd. (Japan)	5,000	44,293
Samsung Electronics Co. Ltd. (South Korea)	21	43,739
Seiko Epson Corp. (Japan)	3,100	69,168

		409,866

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	1,125	215,718

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) (Switzerland)	463	$62,317
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	8,000	33,180

		311,215

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	5,452	371,517
Imperial Brands PLC (United Kingdom)	872	39,185
Swedish Match AB (Sweden)	988	34,808

		445,510

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)*	4,200	195,006
ITOCHU Corp. (Japan)	2,800	41,690
Marubeni Corp. (Japan)	6,200	40,168

		276,864

Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA (Spain)	2,405	44,580
Aena SA (Spain), 144A	751	146,651
Fraport AG Frankfurt Airport Services Worldwide (Germany)	490	43,361
TAV Havalimanlari Holding A/S (Turkey)	3,892	20,873

		255,465

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,331	41,102

Wireless Telecommunication Services — 0.6%
NTT DOCOMO, Inc. (Japan)	900	21,286
Rogers Communications, Inc. (Canada) (Class B Stock)	500	23,616
SK Telecom Co. Ltd. (South Korea)	1,657	385,301
StarHub Ltd. (Singapore)	10,300	20,350

		450,553

TOTAL COMMON STOCKS (cost $18,483,996)		19,053,164

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Hyundai Motor Co. (South Korea) (PRFC)	384	38,895

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC Shares)	338	18,421

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	8,845	43,519
Cia Energetica de Minas Gerais (Brazil) (PRFC)	18,274	44,514
Cia Paranaense de Energia (Brazil) (PRFC B)	2,600	19,228

		107,261

PREFERRED STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	8	$13,044

TOTAL PREFERRED STOCKS (cost $192,541)		177,621

UNAFFILIATED EXCHANGE TRADED FUND – 0.6%
iShares MSCI India ETF (cost $414,629)	12,822	411,586

TOTAL LONG-TERM INVESTMENTS (cost $60,493,233)		65,665,986

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MUTUAL FUND — 7.2%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund (cost $5,096,235)(w)	5,096,235	5,096,235

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.7%
U.S. Treasury Bills 0.959%	09/21/17	500	498,919

(cost $498,933)
TOTAL SHORT-TERM INVESTMENTS (cost $5,595,168)			5,595,154

TOTAL INVESTMENTS — 100.0% (cost $66,088,401)			71,261,140
Other assets in excess of liabilities(z) — 0.0%			18,683

NET ASSETS — 100.0%			$71,279,823

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
16	10 Year U.S. Treasury Notes	Sep. 2017	$2,012,000	$2,008,499	$(3,501)

A security with a market value of $498,919 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$51,119,850	$—	$—
Common Stocks
Aerospace & Defense	—	39,260	—
Air Freight & Logistics	—	431,141	—
Airlines	—	789,572	—
Auto Components	—	77,976	—
Automobiles	—	464,470	—
Banks	220,575	2,125,879	—
Beverages	—	625,500	—
Building Products	—	158,965	—
Capital Markets	—	205,353	—
Chemicals	—	667,720	—
Construction & Engineering	—	75,110	—
Construction Materials	—	192,284	—
Consumer Finance	—	5,874	—
Diversified Financial Services	—	80,372	—
Diversified Telecommunication Services	70,550	346,104	—
Electric Utilities	86,190	511,652	—
Electrical Equipment	—	638,392	—
Electronic Equipment, Instruments & Components	—	298,807	—
Equity Real Estate Investment Trusts (REITs)	—	163,220	—
Food & Staples Retailing	45,378	144,366	—
Food Products	170,010	289,561	—
Gas Utilities	—	211,921	—
Health Care Equipment & Supplies	—	40,958	—
Health Care Providers & Services	—	5,757	—
Hotels, Restaurants & Leisure	—	207,888	—
Household Durables	—	290,075	—
Household Products	—	2,907	—
Independent Power & Renewable Electricity Producers	19,994	—	—
Industrial Conglomerates	29,183	405,175	—
Insurance	62,677	471,808	—
Internet & Direct Marketing Retail	29,540	—	—
Internet Software & Services	—	38,954	—
IT Services	—	581,238	—
Machinery	—	544,331	—
Media	—	214,205	—
Metals & Mining	—	312,155	—
Multiline Retail	57,330	85,179	—
Multi-Utilities	—	41,757	—

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Oil, Gas & Consumable Fuels	$42,168	$979,728	$—
Paper & Forest Products	—	390,916	—
Personal Products	—	140,664	—
Pharmaceuticals	—	856,011	—
Professional Services	—	258,757	—
Real Estate Management & Development	28,779	1,360,753	—
Road & Rail	32,455	—	—
Semiconductors & Semiconductor Equipment	—	60,872	—
Software	15,781	6,505	—
Specialty Retail	—	111,887	—
Technology Hardware, Storage & Peripherals	—	409,866	—
Textiles, Apparel & Luxury Goods	—	311,215	—
Tobacco	—	445,510	—
Trading Companies & Distributors	195,006	81,858	—
Transportation Infrastructure	—	255,465	—
Water Utilities	41,102	—	—
Wireless Telecommunication Services	23,616	426,937	—
Preferred Stocks
Automobiles	—	38,895	—
Chemicals	—	18,421	—
Electric Utilities	107,261	—	—
Technology Hardware, Storage & Peripherals	—	13,044	—
Unaffiliated Exchange Traded Fund	411,586	—	—
U.S. Treasury Obligation	—	498,919	—
Other Financial Instruments*
Futures Contracts	(3,501)	—	—

Total	$52,805,530	$18,452,109	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds	71.8%
Banks	3.3
Real Estate Management & Development	1.9
Oil, Gas & Consumable Fuels	1.4
Pharmaceuticals	1.2
Airlines	1.1
Electric Utilities	0.9
Chemicals	0.9
Electrical Equipment	0.9
Beverages	0.9
IT Services	0.8
Machinery	0.8
Insurance	0.8
Automobiles	0.8
U.S. Treasury Obligation	0.7
Food Products	0.6
Wireless Telecommunication Services	0.6
Tobacco	0.6
Industrial Conglomerates	0.6
Air Freight & Logistics	0.6
Technology Hardware, Storage & Peripherals	0.6
Diversified Telecommunication Services	0.6
Unaffiliated Exchange Traded Fund	0.6
Paper & Forest Products	0.5
Metals & Mining	0.4
Textiles, Apparel & Luxury Goods	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Trading Companies & Distributors	0.4
Professional Services	0.4

Transportation Infrastructure	0.4%
Media	0.3
Gas Utilities	0.3
Hotels, Restaurants & Leisure	0.3
Capital Markets	0.3
Construction Materials	0.3
Food & Staples Retailing	0.3
Equity Real Estate Investment Trusts (REITs)	0.2
Building Products	0.2
Multiline Retail	0.2
Personal Products	0.2
Specialty Retail	0.2
Diversified Financial Services	0.1
Auto Components	0.1
Construction & Engineering	0.1
Semiconductors & Semiconductor Equipment	0.1
Multi-Utilities	0.1
Water Utilities	0.1
Health Care Equipment & Supplies	0.1
Aerospace & Defense	0.1
Internet Software & Services	0.1
Road & Rail	0.0	*
Internet & Direct Marketing Retail	0.0	*
Software	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Consumer Finance	0.0	*
Health Care Providers & Services	0.0	*
Household Products	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker — variation margin futures	$3,501	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,127,950
Interest rate contracts	(4,376)

Total	$1,123,574

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$32,171
Interest rate contracts	(3,501)

Total	$28,670

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $9,271,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value:
Affiliated investments (cost $46,498,302)	$51,119,850
Unaffiliated investments (cost $19,590,099)	20,141,290
Foreign currency, at value (cost $10,398)	10,429
Receivable for investments sold	241,778
Dividends and interest receivable	77,887
Receivable for fund share sold	5,314
Tax reclaim receivable	4,411
Receivable from affiliate	153
Prepaid expenses	70

Total Assets	71,601,182

LIABILITIES:
Payable for investments purchased and other	251,881
Accrued expenses and other liabilities	28,372
Custodian and accounting fees payable	18,719
Management fees payable	16,214
Due to broker-variation margin futures	4,500
Distribution fee payable	690
Payable for fund share repurchased	618
Affiliated transfer agent fee payable	365

Total Liabilities	321,359

NET ASSETS	$71,279,823

Net assets were comprised of:
Paid-in capital	$63,305,151
Retained earnings	7,974,672

Net assets, June 30, 2017	$71,279,823

Net asset value and redemption price per share, $71,279,823 / 5,844,002 outstanding shares of beneficial interest	$12.20

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $14,652, of which $193 is reimbursable by an affiliate)	$184,285
Affiliated dividend income	54,116
Interest income	2,337
Income from securities lending, net (including affiliated income of $13)	79

240,817

EXPENSES
Management fees	325,659
Distribution fee	82,865
Custodian and accounting fees	38,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Miscellaneous	5,492

Total expenses	481,016
Less: management fee waivers and/or expense reimbursement	(225,525)
Less: distribution fee waiver	(58,848)

Net expenses	196,643

NET INVESTMENT INCOME (LOSS)	44,174

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,333,397))	1,352,920
Futures transactions	1,123,574
Foreign currency transactions	(23,659)

2,452,835

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,461,986)	2,069,588
Futures	28,670
Foreign currencies	(192)

2,098,066

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	4,550,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,595,075

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$44,174	$(200,630)
Net realized gain (loss) on investment and foreign currency transactions	2,452,835	669,260
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,098,066	3,387,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,595,075	3,856,539

FUND SHARE TRANSACTIONS:
Fund share sold [688,882 and 1,795,809 shares, respectively]	8,127,055	19,441,036
Fund share repurchased [187,064 and 614,298 shares, respectively]	(2,217,874)	(6,580,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,909,181	12,860,731

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,504,256	16,717,270
NET ASSETS:
Beginning of period	60,775,567	44,058,297

End of period	$71,279,823	$60,775,567

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.2%	Shares	Value
Australia — 5.8%
Aristocrat Leisure Ltd.	453,712	$7,865,964
Bendigo & Adelaide Bank Ltd.	601,335	5,118,904
CIMIC Group Ltd.	12,030	358,949
Coca-Cola Amatil Ltd.	50,599	359,058
Cochlear Ltd.	3,473	414,805
Commonwealth Bank of Australia	110,801	7,048,732
Computershare Ltd.	32,904	357,591
CSL Ltd.	28,390	3,013,017
Fortescue Metals Group Ltd.	1,238,886	4,959,367
Goodman Group, REIT	112,454	679,647
GPT Group (The), REIT	88,645	326,038
Macquarie Group Ltd.	100,544	6,837,363
Mirvac Group, REIT	210,234	343,783
QBE Insurance Group Ltd.	86,123	781,691
Ramsay Health Care Ltd.	8,903	503,747
Sonic Healthcare Ltd.	24,754	460,888
South32 Ltd.	332,429	684,638
Stockland, REIT	1,651,471	5,553,726
Treasury Wine Estates Ltd.	46,155	466,716
Wesfarmers Ltd.	42,600	1,313,568
Westpac Banking Corp.	217,251	5,086,690

		52,534,882

Austria — 0.8%
OMV AG	109,631	5,694,537
voestalpine AG	26,718	1,245,323

		6,939,860

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	3,515	388,227
KBC Group NV	80,727	6,120,657

		6,508,884

Denmark — 2.5%
AP Moller – Maersk A/S (Class A Stock)	243	463,667
Danske Bank A/S	191,515	7,368,173
ISS A/S	104,172	4,091,996
Novo Nordisk A/S (Class B Stock)	63,945	2,747,543
Vestas Wind Systems A/S	83,236	7,688,288

		22,359,667

Finland — 1.6%
Orion Oyj (Class B Stock)	82,989	5,301,417
Sampo Oyj (Class A Stock)	28,766	1,475,860
UPM-Kymmene OYJ	245,118	6,989,485
Wartsila OYJ Abp	9,349	552,877

		14,319,639

France — 9.5%
Arkema SA	4,189	447,352
Atos SE	43,348	6,082,197
AXA SA	124,679	3,414,136
BNP Paribas SA	67,747	4,877,302
Bouygues SA	12,743	536,867
Casino Guichard Perrachon SA	21,764	1,288,960
Cie de Saint-Gobain	30,346	1,620,632
Cie Generale des Etablissements Michelin	9,139	1,216,349
Credit Agricole SA	485,373	7,818,577

COMMON STOCKS (continued)	Shares	Value
France (continued)
Danone SA	14,074	$1,056,363
Eutelsat Communications SA	167,951	4,285,263
Hermes International	11,848	5,852,639
Imerys SA	4,065	353,835
Kering	4,542	1,546,609
L’Oreal SA	9,520	1,985,062
LVMH Moet Hennessy Louis Vuitton SE	17,699	4,425,740
Natixis SA	893,346	5,996,787
Orange SA	456,030	7,257,693
Pernod Ricard SA	9,175	1,228,601
Peugeot SA	31,371	625,215
Publicis Groupe SA	7,204	536,937
Sanofi	129,912	12,448,190
SCOR SE	10,937	434,504
Societe Generale SA	17,341	935,127
Sodexo SA	5,866	758,137
Thales SA	6,806	732,493
TOTAL SA	149,334	7,414,003
Vinci SA	13,580	1,158,397

		86,333,967

Germany — 8.5%
adidas AG	12,106	2,321,316
Allianz SE	39,691	7,832,723
BASF SE	59,576	5,529,206
Bayer AG	98,618	12,781,924
Bayerische Motoren Werke AG	21,074	1,960,039
Covestro AG, 144A	72,676	5,268,588
Daimler AG	61,129	4,433,614
Deutsche Lufthansa AG	350,619	7,990,466
Deutsche Post AG	63,852	2,396,897
Deutsche Telekom AG	98,602	1,777,302
Evonik Industries AG	10,336	330,812
Fraport AG Frankfurt Airport Services Worldwide	4,261	377,068
Fresenius Medical Care AG & Co. KGaA	13,634	1,315,639
Fresenius SE & Co. KGaA	26,176	2,247,291
Hannover Rueck SE	32,360	3,886,882
Henkel AG & Co. KGaA	6,617	801,547
HOCHTIEF AG	14,326	2,629,957
Merck KGaA	8,086	978,398
SAP SE	13,680	1,431,907
Siemens AG	76,680	10,547,660
TUI AG	28,311	412,715

		77,251,951

Hong Kong — 4.4%
AIA Group Ltd.	326,800	2,390,987
ASM Pacific Technology Ltd.	108,500	1,463,962
Cheung Kong Property Holdings Ltd.	170,000	1,330,298
CK Hutchison Holdings Ltd.	585,500	7,347,759
CLP Holdings Ltd.	103,000	1,089,158
Galaxy Entertainment Group Ltd. (Class L Stock)	722,000	4,382,038
Henderson Land Development Co. Ltd.	499,840	2,787,066
Jardine Matheson Holdings Ltd.	13,400	860,279
Kerry Properties Ltd.	558,000	1,894,626
Sun Hung Kai Properties Ltd.	438,000	6,434,297
WH Group Ltd., 144A	6,138,000	6,197,979

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd. (The)	87,000	$719,898
Wheelock & Co. Ltd.	320,000	2,413,633

		39,311,980

Israel — 0.4%
Bank Leumi Le-Israel BM	89,416	434,428
Check Point Software Technologies Ltd.*	21,600	2,356,127
Nice Ltd.	4,445	350,205

		3,140,760

Italy — 1.9%
Atlantia SpA	26,991	759,243
Enel SpA	1,574,055	8,442,457
Ferrari NV	7,771	668,705
Recordati SpA	8,549	346,680
Telecom Italia SpA*	6,633,117	6,136,789
Telecom Italia SpA	397,170	293,916
Terna Rete Elettrica Nazionale SpA	92,465	499,417

		17,147,207

Japan — 23.0%
Aisin Seiki Co. Ltd.	116,800	6,004,293
Alfresa Holdings Corp.	120,700	2,333,507
Amada Holdings Co. Ltd.	28,000	324,791
Aozora Bank Ltd.	92,000	351,245
Asahi Glass Co. Ltd.	112,000	4,730,078
Asahi Group Holdings Ltd.	23,500	885,017
Asahi Kasei Corp.	80,000	863,065
Astellas Pharma, Inc.	140,300	1,719,615
Bandai Namco Holdings, Inc.	12,300	420,258
Bridgestone Corp.	41,100	1,776,818
Brother Industries Ltd.	169,600	3,928,449
Canon, Inc.(a)	132,800	4,517,234
Chubu Electric Power Co., Inc.	40,700	541,255
Daiichi Sankyo Co. Ltd.	36,200	854,425
Daikin Industries Ltd.	14,200	1,456,807
Daiwa House Industry Co. Ltd.	36,000	1,232,121
Disco Corp.	2,000	320,783
FUJIFILM Holdings Corp.	26,500	955,523
Fujitsu Ltd.	127,000	939,326
Hikari Tsushin, Inc.	3,400	358,210
Hirose Electric Co. Ltd.	2,600	372,072
Hitachi High-Technologies Corp.	30,800	1,199,442
Hitachi Ltd.	1,176,000	7,250,854
Honda Motor Co. Ltd.	102,800	2,816,523
Hoya Corp.	24,600	1,280,710
ITOCHU Corp.	457,500	6,811,685
Japan Tobacco, Inc.(a)	123,600	4,344,306
JXTG Holdings, Inc.	198,200	867,227
Kajima Corp.	182,000	1,538,195
Kansai Electric Power Co., Inc. (The)	43,800	603,977
Kao Corp.	31,800	1,890,775
KDDI Corp.	12,700	335,885
Kirin Holdings Co. Ltd.	54,400	1,109,684
Koito Manufacturing Co. Ltd.	7,100	367,145
Konami Holdings Corp.	8,100	450,892
Kuraray Co. Ltd.	22,200	404,241
Kyocera Corp.	111,900	6,503,710
Kyushu Railway Co.	10,500	340,558

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Marubeni Corp.	363,300	$2,353,695
Medipal Holdings Corp.	138,500	2,568,076
Mitsubishi Chemical Holdings Corp.	780,600	6,503,767
Mitsubishi Corp.	96,800	2,034,835
Mitsubishi Estate Co. Ltd.	79,000	1,476,731
Mitsubishi Gas Chemical Co., Inc.	16,900	358,946
Mitsubishi Motors Corp.	650,800	4,303,843
Mitsubishi Tanabe Pharma Corp.	149,400	3,455,936
Mitsubishi UFJ Financial Group, Inc.	112,200	756,794
Mitsui & Co. Ltd.	429,100	6,142,926
Mitsui Chemicals, Inc.	976,000	5,197,565
Mizuho Financial Group, Inc.	1,541,200	2,825,750
MS&AD Insurance Group Holdings, Inc.	178,300	6,013,827
Nexon Co. Ltd.*	21,900	434,405
NH Foods Ltd.	58,000	1,764,366
Nidec Corp.	14,800	1,520,552
Nippon Building Fund, Inc., REIT	72	367,371
Nippon Express Co. Ltd.	430,000	2,698,322
Nippon Steel & Sumitomo Metal Corp.	48,600	1,101,312
Nippon Telegraph & Telephone Corp.	160,900	7,595,140
Nitori Holdings Co. Ltd.	2,600	348,044
Nomura Holdings, Inc.	1,118,000	6,742,037
Obayashi Corp.	565,700	6,665,151
ORIX Corp.	395,500	6,153,925
Otsuka Corp.	6,000	373,224
Panasonic Corp.	97,200	1,324,375
Resona Holdings, Inc.	139,600	771,124
Rohm Co. Ltd.	5,600	431,767
Sekisui Chemical Co. Ltd.	19,300	346,309
Sekisui House Ltd.	37,000	653,923
Sharp Corp.*(a)	495,000	1,834,824
Shimamura Co. Ltd.	2,700	330,998
Shin-Etsu Chemical Co. Ltd.	24,100	2,193,410
Shionogi & Co. Ltd.	31,300	1,745,222
SoftBank Group Corp.	106,500	8,657,400
Sony Corp.	81,200	3,097,272
Sumitomo Chemical Co. Ltd.	99,000	572,200
Sumitomo Corp.	250,800	3,270,476
Sumitomo Electric Industries Ltd.	48,200	745,674
Sumitomo Mitsui Financial Group, Inc.	18,000	702,800
Suzuki Motor Corp.	154,000	7,336,248
Taisei Corp.	485,000	4,436,075
Takashimaya Co. Ltd.	40,000	381,603
TDK Corp.	37,600	2,485,432
Teijin Ltd.	260,100	5,019,172
Tohoku Electric Power Co., Inc.	28,000	388,055
Tokyo Electron Ltd.	14,500	1,960,298
Tokyu Corp.	66,000	504,345
Tosoh Corp.	40,000	412,249
Toyoda Gosei Co. Ltd.	40,400	968,043
Toyota Motor Corp.	68,200	3,584,831
Toyota Tsusho Corp.	13,200	396,868
West Japan Railway Co.	10,400	735,858

		208,044,092

Luxembourg — 0.2%
ArcelorMittal*	67,490	1,530,885

Netherlands — 3.7%
ABN AMRO Group NV, CVA, 144A	18,545	491,292

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Heineken Holding NV	6,481	$594,050
ING Groep NV	628,503	10,849,725
Koninklijke Ahold Delhaize NV	83,478	1,593,368
NN Group NV	20,397	723,749
Randstad Holding NV	89,244	5,203,036
Royal Dutch Shell PLC (Class A Stock)	281,335	7,474,745
Royal Dutch Shell PLC (Class B Stock)	238,251	6,396,216

		33,326,181

New Zealand — 0.1%
Auckland International Airport Ltd.	71,028	371,135
Ryman Healthcare Ltd.	84,243	511,819

		882,954

Norway — 1.1%
DNB ASA	62,669	1,066,927
Gjensidige Forsikring ASA	96,703	1,650,711
Marine Harvest ASA*	348,424	5,961,259
Norsk Hydro ASA	86,608	479,289
Orkla ASA	37,964	385,867
Statoil ASA	30,891	512,239

		10,056,292

Portugal — 0.3%
EDP – Energias de Portugal SA	526,984	1,723,885
Galp Energia SGPS SA	51,568	781,451
Jeronimo Martins SGPS SA	18,549	362,147

		2,867,483

Singapore — 1.1%
DBS Group Holdings Ltd.	114,700	1,726,324
Genting Singapore PLC	412,100	324,679
Golden Agri-Resources Ltd.	6,246,000	1,701,267
Oversea-Chinese Banking Corp. Ltd.	252,100	1,974,787
Singapore Technologies Engineering Ltd.	135,400	361,728
United Overseas Bank Ltd.	83,900	1,408,566
Wilmar International Ltd.	875,400	2,129,279

		9,626,630

South Africa — 0.5%
Mondi PLC	155,170	4,068,854

Spain — 3.4%
Abertis Infraestructuras SA	39,585	733,768
Aena SA, 144A	4,234	826,794
Amadeus IT Group SA (Class A Stock)	112,975	6,753,177
Banco Santander SA	204,502	1,357,872
Endesa SA	85,213	1,965,748
Gamesa Corp. Technologica SA	15,606	333,900
Gas Natural SDG SA	14,066	329,264
Iberdrola SA	881,065	6,981,946
Industria de Diseno Textil SA	45,126	1,733,068
Red Electrica Corp. SA	26,676	558,074
Repsol SA	397,435	6,093,120
Telefonica SA	279,237	2,890,560

		30,557,291

Sweden — 3.8%
Alfa Laval AB	18,385	376,295
Atlas Copco AB (Class A Stock)	191,868	7,377,667
Atlas Copco AB (Class B Stock)	20,924	723,233

COMMON STOCKS (continued)	Shares	Value
Sweden (continued)
Boliden AB	17,850	$487,929
Husqvarna AB (Class B Stock)	35,995	357,797
ICA Gruppen AB	84,660	3,153,747
Investor AB (Class B Stock)	29,110	1,404,457
Nordea Bank AB	82,342	1,048,743
Sandvik AB	72,538	1,142,055
Skandinaviska Enskilda Banken AB (Class A Stock)	257,557	3,118,150
Skanska AB (Class B Stock)	20,051	476,129
Swedbank AB (Class A Stock)	275,187	6,716,174
Swedish Match AB	78,673	2,771,714
Volvo AB (Class B Stock)	322,978	5,507,953

		34,662,043

Switzerland — 7.6%
Adecco Group AG*	80,642	6,143,485
Baloise Holding AG	3,207	496,764
Chocoladefabriken Lindt & Spruengli AG	6	418,372
Coca-Cola HBC AG*	13,629	400,817
EMS-Chemie Holding AG	4,535	3,348,689
Glencore PLC*	157,768	591,196
Lonza Group AG*	4,764	1,031,959
Nestle SA	148,350	12,938,742
Novartis AG	142,272	11,883,498
Partners Group Holding AG	8,366	5,194,538
Roche Holding AG	62,622	16,000,854
Sika AG	212	1,361,067
STMicroelectronics NV	37,720	542,397
Swiss Life Holding AG*	18,241	6,170,420
Swiss Prime Site AG*	4,370	397,322
Swiss Re AG	20,148	1,846,419

		68,766,539

United Kingdom — 15.2%
3i Group PLC	61,192	719,472
Anglo American PLC*	89,647	1,197,665
AstraZeneca PLC	22,975	1,538,955
Aviva PLC	260,849	1,789,269
BAE Systems PLC	75,129	620,214
Barratt Developments PLC	65,461	480,766
BP PLC	1,339,647	7,732,714
British American Tobacco PLC	191,939	13,079,351
Centrica PLC	341,735	890,994
Coca-Cola European Partners PLC	13,946	565,054
Diageo PLC	158,916	4,696,274
Direct Line Insurance Group PLC	87,261	404,065
Dixons Carphone PLC	646,582	2,390,211
Fiat Chrysler Automobiles NV*	65,114	687,903
GKN PLC	547,980	2,327,599
GlaxoSmithKline PLC	297,918	6,341,890
Hammerson PLC, REIT	194,589	1,455,903
Hargreaves Lansdown PLC	20,066	340,268
HSBC Holdings PLC	1,266,206	11,752,941
InterContinental Hotels Group PLC	11,918	661,853
J Sainsbury PLC	1,658,460	5,439,883
Land Securities Group PLC, REIT	420,627	5,553,423
Legal & General Group PLC	1,692,352	5,694,796
Lloyds Banking Group PLC	9,926,243	8,554,245
National Grid PLC	211,264	2,617,677

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Persimmon PLC	184,450	$5,387,168
Prudential PLC	120,438	2,764,521
Reckitt Benckiser Group PLC	36,815	3,732,070
RELX PLC	192,833	4,168,492
Rio Tinto Ltd.	26,574	1,291,457
Rio Tinto PLC	42,471	1,798,733
RSA Insurance Group PLC	63,406	508,634
Schroders PLC	42,156	1,704,627
Smith & Nephew PLC	55,487	958,182
SSE PLC	62,435	1,181,357
Tate & Lyle PLC	495,565	4,270,986
Taylor Wimpey PLC	2,337,785	5,368,630
Unilever NV, CVA	126,217	6,967,420
Unilever PLC	82,193	4,448,133
Vodafone Group PLC	1,713,101	4,865,153
Wm Morrison Supermarkets PLC	141,996	445,989
Worldpay Group PLC, 144A	109,141	447,525

		137,842,462

United States — 0.1%
Carnival PLC	12,096	799,834
QIAGEN NV*	13,906	462,706

		1,262,540

TOTAL COMMON STOCKS (cost $778,413,412)		869,343,043

PREFERRED STOCK — 0.8%
Germany
Volkswagen AG (PRFC) (cost $7,296,502)	47,230	7,214,669

UNAFFILIATED EXCHANGE TRADED FUND — 0.6%
iShares MSCI EAFE ETF (cost $5,630,912)	87,071	5,677,029

TOTAL LONG-TERM INVESTMENTS (cost $791,340,826)		882,234,741

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS — 2.0%
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)	10,803,372	10,803,372
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $7,718,823; includes $7,708,036 of cash collateral for securities on loan)(b)(w)	7,717,962	7,718,734

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,522,195)		18,522,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $997,867)
0.959%	09/21/17	1,000	$997,836

TOTAL SHORT-TERM INVESTMENTS (cost $19,520,062)			19,519,942

TOTAL INVESTMENTS — 99.7% (cost $810,860,888)			901,754,683
Other assets in excess of liabilities(z) — 0.3%			2,529,274

NET ASSETS — 100.0%			$904,283,957

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,352,191; cash collateral of $7,708,036 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Position:
219	Mini MSCI EAFE Index	Sep. 2017	$20,627,565	$20,691,119	$63,554

A security with a market value of $997,836 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$52,534,882	$—
Austria	—	6,939,860	—
Belgium	—	6,508,884	—
Denmark	—	22,359,667	—
Finland	—	14,319,639	—
France	—	86,333,967	—
Germany	—	77,251,951	—
Hong Kong	860,279	38,451,701	—
Israel	2,356,127	784,633	—
Italy	—	17,147,207	—
Japan	—	208,044,092	—
Luxembourg	1,530,885	—	—
Netherlands	—	33,326,181	—
New Zealand	—	882,954	—
Norway	—	10,056,292	—
Portugal	—	2,867,483	—
Singapore	—	9,626,630	—
South Africa	—	4,068,854	—
Spain	—	30,557,291	—
Sweden	—	34,662,043	—
Switzerland	—	68,766,539	—
United Kingdom	—	137,842,462	—
United States	—	1,262,540	—
Preferred Stock
Germany	—	7,214,669	—
Unaffiliated Exchange Traded Fund	5,677,029	—	—
Affiliated Mutual Funds	18,522,106	—	—
U.S. Treasury Obligation	—	997,836	—
Other Financial Instruments*
Futures Contracts	63,554	—	—

Total	$29,009,980	$872,808,257	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	11.8%
Pharmaceuticals	8.6
Insurance	5.3
Oil, Gas & Consumable Fuels	4.7
Chemicals	4.2
Food Products	4.1
Automobiles	3.7
Diversified Telecommunication Services	2.9
Electric Utilities	2.6
Capital Markets	2.4
Trading Companies & Distributors	2.3
Tobacco	2.2
Household Durables	2.1
Industrial Conglomerates	2.1
Real Estate Management & Development	2.1
Affiliated Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	2.0
Electronic Equipment, Instruments & Components	2.0
Construction & Engineering	2.0
Machinery	1.8
Professional Services	1.7
Metals & Mining	1.7
Personal Products	1.7
Hotels, Restaurants & Leisure	1.7
IT Services	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Textiles, Apparel & Luxury Goods	1.6
Wireless Telecommunication Services	1.5
Food & Staples Retailing	1.5
Auto Components	1.5
Paper & Forest Products	1.2
Beverages	1.2

Health Care Providers & Services	1.1%
Electrical Equipment	1.1
Technology Hardware, Storage & Peripherals	1.0
Airlines	0.9
Building Products	0.9
Diversified Financial Services	0.8
Unaffiliated Exchange Traded Fund	0.6
Specialty Retail	0.6
Software	0.6
Media	0.5
Semiconductors & Semiconductor Equipment	0.5
Household Products	0.5
Road & Rail	0.5
Commercial Services & Supplies	0.5
Multi-Utilities	0.4
Transportation Infrastructure	0.3
Biotechnology	0.3
Health Care Equipment & Supplies	0.3
Air Freight & Logistics	0.3
Aerospace & Defense	0.2
Life Sciences Tools & Services	0.2
U.S. Treasury Obligations	0.1
Marine	0.0	*
Leisure Products	0.0	*
Multiline Retail	0.0	*
Construction Materials	0.0	*
Gas Utilities	0.0	*

	99.7
Other assets in excess of liabilities	0.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$63,554	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$55,436	$2,747,915	$2,803,351

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$103,329

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $20,369,400.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(2)	Net Amount
Securities on Loan	$7,352,191	$(7,352,191)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $7,352,191:
Unaffiliated investments (cost $792,338,693)	$883,232,577
Affiliated investments (cost $18,522,195)	18,522,106
Foreign currency, at value (cost $5,178,541)	5,205,962
Tax reclaim receivable	2,814,701
Dividends receivable	2,487,278
Receivable from affiliate	109,730
Receivable from manager	24,963
Receivable for fund share sold	19,020
Due from broker-variation margin futures	16,425
Prepaid expenses	850

Total Assets	912,433,612

LIABILITIES:
Payable to broker for collateral for securities on loan	7,708,036
Management fees payable	233,430
Accrued expenses and other liabilities	182,992
Distribution fee payable	24,832
Affiliated transfer agent fee payable	365

Total Liabilities	8,149,655

NET ASSETS	$904,283,957

Net assets were comprised of:
Paid-in capital	$793,146,998
Retained earnings	111,136,959

Net assets, June 30, 2017	$904,283,957

Net asset value and redemption price per share, $904,283,957 / 77,168,924 outstanding shares of beneficial interest	$11.72

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,875,427, of which $141,842 is reimbursable by an affiliate)	$17,742,170
Income from securities lending, net (including affiliated income of $46,637)	247,652
Affiliated dividend income	64,717

18,054,539

EXPENSES
Management fees	3,037,803
Distribution fee	1,053,715
Custodian and accounting fees	181,000
Audit fee	18,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	29,501

Total expenses	4,340,019
Less: management fee waivers and/or expense reimbursement	(146,233)

Net expenses	4,193,786

NET INVESTMENT INCOME (LOSS)	13,860,753

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,271))	18,790,733
Futures transactions	2,747,915
Foreign currency transactions	141,197

21,679,845

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $126)	76,948,855
Futures	103,329
Foreign currencies	257,620

77,309,804

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	98,989,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,850,402

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,860,753	$17,769,317
Net realized gain (loss) on investment and foreign currency transactions	21,679,845	(38,987,091)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,309,804	22,567,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,850,402	1,350,068

FUND SHARE TRANSACTIONS:
Fund share sold [4,850,011 and 7,169,543 shares, respectively]	51,845,119	69,768,746
Fund share repurchased [2,246,061 and 13,587,765 shares, respectively]	(24,825,178)	(131,781,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	27,019,941	(62,012,982)

CAPITAL CONTRIBUTIONS	—	16,823

TOTAL INCREASE (DECREASE) IN NET ASSETS	139,870,343	(60,646,091)
NET ASSETS:
Beginning of period	764,413,614	825,059,705

End of period	$904,283,957	$764,413,614

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 73.0%	Shares	Value
Aerospace & Defense — 1.6%
Airbus SE (France)	336	$27,729
Arconic, Inc.	1,022	23,148
Astrotech Corp.*	3,348	3,213
Axon Enterprise, Inc.*	754	18,956
Boeing Co. (The)	1,074	212,384
BWX Technologies, Inc.	60	2,925
Cobham PLC (United Kingdom)	13,705	23,145
Dassault Aviation SA (France)	37	51,708
General Dynamics Corp.	6	1,189
Hexcel Corp.	171	9,027
KLX, Inc.*	323	16,150
Leonardo SpA (Italy)	1,829	30,452
LIG Nex1 Co. Ltd. (South Korea)	102	6,599
Meggitt PLC (United Kingdom)	4,489	27,894
Northrop Grumman Corp.	41	10,525
Orbital ATK, Inc.	75	7,377
Raytheon Co.	7	1,130
Rockwell Collins, Inc.	1,067	112,120
Rolls-Royce Holdings PLC (United Kingdom)*	308,637	402
Rolls-Royce Holdings PLC (United Kingdom)*	4,545	52,716
Safran SA (France)	381	34,940
Teledyne Technologies, Inc.*	20	2,553
Textron, Inc.	41	1,931
United Technologies Corp.	517	63,131
Zodiac Aerospace (France)	1,303	35,400

		776,744

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	198	13,599
FedEx Corp.	12	2,608
Hyundai Glovis Co. Ltd. (South Korea)	11	1,509
United Parcel Service, Inc. (Class B Stock)	278	30,744
XPO Logistics, Inc.*	183	11,827

		60,287

Airlines — 0.6%
Air Arabia PJSC (United Arab Emirates)	17,527	4,856
Alaska Air Group, Inc.	546	49,009
American Airlines Group, Inc.	3,134	157,703
Delta Air Lines, Inc.	14	752
easyJet PLC (United Kingdom)	560	9,921
Flybe Group PLC (United Kingdom)*	3,722	1,781
JetBlue Airways Corp.*	475	10,844
Ryanair Holdings PLC (Ireland), ADR*	187	20,123
Spirit Airlines, Inc.*	128	6,611
United Continental Holdings, Inc.*	804	60,501

		322,101

Auto Components — 0.6%
Autoliv, Inc. (Sweden)(a)	218	23,936
CIE Automotive SA (Spain)	235	5,403
Delphi Automotive PLC	314	27,522
Dometic Group AB (Sweden), 144A	946	8,218
Hyundai Mobis Co. Ltd. (South Korea)	113	24,703
Koito Manufacturing Co. Ltd. (Japan)	700	36,197
Leoni AG (Germany)	507	26,136

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Magna International, Inc. (Canada)	197	$9,127
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	11,606
Nifco, Inc. (Japan)	200	10,757
Nippon Seiki Co. Ltd. (Japan)	1,000	20,160
Press Kogyo Co. Ltd. (Japan)	2,200	10,245
S&T Motiv Co. Ltd. (South Korea)	85	3,753
Stanley Electric Co. Ltd. (Japan)	1,000	30,305
Sumitomo Rubber Industries Ltd. (Japan)	1,300	22,016
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	1,236	2,926
Workhorse Group, Inc.*	1,449	5,347

		278,357

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	11,900	7,973
Ferrari NV (Italy)	169	14,537
Honda Motor Co. Ltd. (Japan)	2,000	54,796
Hyundai Motor Co. (South Korea)	45	6,274
Mitsubishi Motors Corp. (Japan)	3,400	22,485
Suzuki Motor Corp. (Japan)	500	23,819
Tata Motors Ltd. (India), ADR	364	12,016
Tesla, Inc.*	294	106,313
Toyota Motor Corp. (Japan)	800	42,051

		290,264

Banks — 5.5%
Axis Bank Ltd. (India), GDR	1,036	41,233
Banco Santander Chile (Chile), ADR	270	6,861
Bank Central Asia Tbk PT (Indonesia)	34,600	47,188
Bank of Ireland (Ireland)*	70,769	18,591
Bank of the Ryukyus Ltd. (Japan)	400	5,874
BankUnited, Inc.	693	23,361
Barclays Africa Group Ltd. (South Africa)	1,464	16,097
BDO Unibank, Inc. (Philippines)	1,525	3,749
BNP Paribas SA (France)	1,347	96,974
Boston Private Financial Holdings, Inc.	1,545	23,716
CIT Group, Inc.	350	17,045
Citigroup, Inc.	2,446	163,588
Citizens Financial Group, Inc.	502	17,911
Commerzbank AG (Germany)*	2,041	24,371
Credicorp Ltd. (Peru)	85	15,248
DNB ASA (Norway)	2,268	38,612
East West Bancorp, Inc.	82	4,804
Erste Group Bank AG (Austria)*	2,475	94,804
Farmers Capital Bank Corp.	491	18,928
Fifth Third Bancorp	1,854	48,130
FinecoBank Banca Fineco SpA (Italy)	1,049	8,269
First Abu Dhabi Bank PJSC (United Arab Emirates)	2,249	6,425
First Internet Bancorp	737	20,673
First Republic Bank	726	72,673
Fukuoka Financial Group, Inc. (Japan)	2,000	9,542
Grupo Aval Acciones y Valores SA (Colombia), ADR	338	2,799
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,699	45,298
HDFC Bank Ltd. (India), ADR	837	72,794
Home BancShares, Inc.	909	22,634

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
HSBC Holdings PLC (United Kingdom) (QMTF)	3,038	$28,199
ICICI Bank Ltd. (India), ADR	1,117	10,015
ING Groep NV (Netherlands)	1,639	28,294
JPMorgan Chase & Co.	6,397	584,686
KBC Group NV (Belgium)	273	20,699
KeyCorp	3,567	66,846
Lloyds Banking Group PLC (United Kingdom)	80,902	69,720
National Bank of Canada (Canada)	683	28,720
Nordea Bank AB (Sweden)	4,458	56,779
Pinnacle Financial Partners, Inc.	225	14,130
PNC Financial Services Group, Inc. (The)	534	66,681
Popular, Inc. (Puerto Rico)	419	17,476
Preferred Bank	214	11,443
Prosperity Bancshares, Inc.	181	11,627
Republic First Bancorp, Inc.*	1,970	18,223
Royal Bank of Scotland Group PLC (United Kingdom)	19,510	62,953
Sberbank of Russia PJSC (Russia), ADR	1,686	17,450
Signature Bank*	174	24,974
SVB Financial Group*	50	8,790
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,095	72,971
TCF Financial Corp.	1,159	18,474
Texas Capital Bancshares, Inc.*	30	2,322
U.S. Bancorp	3,174	164,794
UniCredit SpA (Italy)*	1,904	35,664
United Overseas Bank Ltd. (Singapore)	2,100	35,256
Van Lanschot NV (Netherlands)	289	8,009
Webster Financial Corp.	70	3,655
Wells Fargo & Co.	4,739	262,588

		2,739,630

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	27	2,982
Baron de Ley (Spain)*	32	4,118
Coca-Cola Bottlers Japan, Inc. (Japan)	300	8,687
Coca-Cola Co. (The)	587	26,327
Constellation Brands, Inc. (Class A Stock)	48	9,299
Diageo PLC (United Kingdom)	926	27,365
Dr. Pepper Snapple Group, Inc.	633	57,673
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	27,851
Monster Beverage Corp.*	49	2,434
PepsiCo, Inc.	1,128	130,273

		297,009

Biotechnology — 1.3%
3SBio, Inc. (China), 144A*	4,500	5,971
Abcam PLC (United Kingdom)	1,363	17,281
ACADIA Pharmaceuticals, Inc.*	311	8,674
Alexion Pharmaceuticals, Inc.*	450	54,752
Alkermes PLC*	183	10,609
Alnylam Pharmaceuticals, Inc.*	173	13,798
Anavex Life Sciences Corp.*	632	3,362
Biogen, Inc.*	215	58,342
BioMarin Pharmaceutical, Inc.*	271	24,612
Bluebird Bio, Inc.*	84	8,824

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Celgene Corp.*	428	$55,584
Eagle Pharmaceuticals, Inc.*	45	3,550
Genus PLC (United Kingdom)	209	4,838
Gilead Sciences, Inc.	337	23,853
Grifols SA (Spain)	390	10,874
Grifols SA (Spain), ADR	3,378	71,377
Incyte Corp.*	209	26,315
Ionis Pharmaceuticals, Inc.*	144	7,325
Juno Therapeutics, Inc.*	160	4,782
Neurocrine Biosciences, Inc.*	314	14,444
Radius Health, Inc.*	209	9,453
Recro Pharma, Inc.*	773	5,434
Regeneron Pharmaceuticals, Inc.*	2	982
Sarepta Therapeutics, Inc.*	341	11,495
Seattle Genetics, Inc.*	171	8,848
Shire PLC	1,228	67,711
Shire PLC, ADR	38	6,280
TESARO, Inc.*	112	15,664
United Therapeutics Corp.*	128	16,605
Vertex Pharmaceuticals, Inc.*	649	83,637

		655,276

Building Products — 0.5%
DIRTT Environmental Solutions (Canada)*	1,076	5,684
Fortune Brands Home & Security, Inc.	574	37,448
Inwido AB (Sweden)	366	5,142
Johnson Controls International PLC	4,354	188,789
Lindab International AB (Sweden)	559	6,095
Reliance Worldwide Corp. Ltd. (Australia)	1,726	4,433
Sanwa Holdings Corp. (Japan)	1,200	12,673
Tarkett SA (France)	150	6,972
Tyman PLC (United Kingdom)	1,648	7,616

		274,852

Capital Markets — 2.7%
Ameriprise Financial, Inc.	350	44,552
Avanza Bank Holding AB (Sweden)	207	9,041
Banca Generali SpA (Italy)	314	9,370
Bank of New York Mellon Corp. (The)	3,711	189,335
BT Investment Management Ltd. (Australia)	968	8,472
CBOE Holdings, Inc.	404	36,926
Charles Schwab Corp. (The)	670	28,783
CME Group, Inc.	72	9,017
GAM Holding AG (Switzerland)*	1,135	15,260
Goldman Sachs Group, Inc. (The)	7	1,553
Intercontinental Exchange, Inc.	1,656	109,164
Intermediate Capital Group PLC (United Kingdom)	856	9,283
Investec PLC (South Africa)	4,649	34,737
IP Group PLC (United Kingdom)*	2,657	4,676
Julius Baer Group Ltd. (Switzerland)*	942	49,772
Legg Mason, Inc.	200	7,632
Morgan Stanley	7,173	319,629
Rathbone Brothers PLC (United Kingdom)	132	4,357
S&P Global, Inc.	209	30,512
Saigon Securities, Inc. (Vietnam)	3,773	4,590
SEI Investments Co.	324	17,425
State Street Corp.	2,364	212,122
TD Ameritrade Holding Corp.	3,729	160,310

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Vostok New Ventures Ltd. (Sweden), SDR*	801	$6,336
Waddell & Reed Financial, Inc. (Class A Stock)	149	2,813

		1,325,667

Chemicals — 1.7%
Agrium, Inc. (Canada)	148	13,393
Air Liquide SA (France)	307	37,944
Air Products & Chemicals, Inc.	536	76,680
Air Water, Inc. (Japan)	1,100	20,301
Akzo Nobel NV (Netherlands)	112	9,741
Axalta Coating Systems Ltd.*	68	2,179
Calgon Carbon Corp.	971	14,662
Celanese Corp. (Class A Stock)	300	28,481
CF Industries Holdings, Inc.	1,900	53,123
Corbion NV (Netherlands)	120	3,838
Croda International PLC (United Kingdom)	150	7,596
E.I. du Pont de Nemours & Co.	1,032	83,293
Ecolab, Inc.	108	14,337
Fufeng Group Ltd. (China)(g)	12,000	6,449
GCP Applied Technologies, Inc.*	141	4,301
Incitec Pivot Ltd. (Australia)	10,553	27,680
JSR Corp. (Japan)	1,200	20,773
Kansai Paint Co. Ltd. (Japan)	600	13,852
Koninklijke DSM NV (Netherlands)	480	34,912
Linde AG (Germany)	165	31,408
Nihon Parkerizing Co. Ltd. (Japan)	300	4,486
Nippon Shokubai Co. Ltd. (Japan)	600	38,756
Nippon Soda Co. Ltd. (Japan)	1,000	5,545
OCI NV (Netherlands)*	96	2,114
Orion Engineered Carbons SA (Luxembourg)	95	1,895
PolyOne Corp.	66	2,557
PPG Industries, Inc.	199	21,882
Praxair, Inc.	243	32,210
RPM International, Inc.	1,695	92,462
Sherwin-Williams Co. (The)	69	24,216
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	9,835
Symrise AG (Germany)	60	4,257
Taiyo Holdings Co. Ltd. (Japan)	200	9,012
Umicore SA (Belgium)	56	3,895
Valvoline, Inc.	747	17,719
Victrex PLC (United Kingdom)	842	20,570
WR Grace & Co.	364	26,212
Yara International ASA (Norway)	136	5,114

		827,680

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	673	8,446
ARC Document Solutions, Inc.*	1,089	4,530
Copart, Inc.*	120	3,815
Downer EDI Ltd. (Australia)	5,600	27,585
Edenred (France)	272	7,095
Healthcare Services Group, Inc.	454	21,261
KAR Auction Services, Inc.	648	27,197
Prosegur Cia de Seguridad SA (Spain)	972	6,322
Rollins, Inc.	207	8,427
Serco Group PLC (United Kingdom)	6,077	9,094

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
SPIE SA (France)	282	$8,471
Stericycle, Inc.*	354	27,017
Waste Connections, Inc. (Canada)	609	39,232

		198,492

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	1,397	17,616
Cisco Systems, Inc.	3,158	98,845
Harris Corp.	366	39,923
Lumentum Holdings, Inc.*	135	7,702
Palo Alto Networks, Inc.*	122	16,325
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,525	18,155
Viavi Solutions, Inc.*	673	7,087

		205,653

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	330	6,511
Dycom Industries, Inc.*	203	18,173
Granite Construction, Inc.	96	4,631
Jacobs Engineering Group, Inc.	50	2,720
Koninklijke Volkerwessels NV (Netherlands)*	219	6,096
Valmont Industries, Inc.	19	2,842

		40,973

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	1,500	5,213
Buzzi Unicem SpA (Italy)	110	2,743
Fletcher Building Ltd. (New Zealand)	2,612	15,296
Martin Marietta Materials, Inc.	78	17,361
U.S. Concrete, Inc.*	169	13,275
Vulcan Materials Co.	291	36,864

		90,752

Consumer Finance — 0.3%
Ally Financial, Inc.	850	17,765
American Express Co.	356	29,989
Credit Saison Co. Ltd. (Japan)	2,200	43,078
SLM Corp.*	2,903	33,385
Synchrony Financial	1,321	39,392

		163,609

Containers & Packaging — 0.8%
Amcor Ltd. (Australia)	3,651	45,483
Ball Corp.	5,076	214,258
Bemis Co., Inc.	114	5,273
Berry Global Group, Inc.*	214	12,200
Crown Holdings, Inc.*	352	21,000
Huhtamaki OYJ (Finland)	153	6,025
International Paper Co.	1,283	72,631
Orora Ltd. (Australia)	1,853	4,072
Packaging Corp. of America	165	18,379
Vidrala SA (Spain)	58	4,120

		403,441

Distributors — 0.1%
Educational Development Corp.	717	7,600
Paltac Corp. (Japan)	400	13,480

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Distributors (continued)
Weyco Group, Inc.	475	$13,243

		34,323

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,200	45,365
Service Corp. International	391	13,079
TAL Education Group (China), ADR	71	8,684

		67,128

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	4,471	37,130
Cerved Information Solutions SpA (Italy)	451	4,839
FirstRand Ltd. (South Africa)	7,773	28,032
GT Capital Holdings, Inc. (Philippines)	155	3,712
Japan Securities Finance Co. Ltd. (Japan)	1,400	7,266

		80,979

Diversified Telecommunication Services — 0.6%
ATN International, Inc.	237	16,220
KT Corp. (South Korea)	121	3,450
KT Corp. (South Korea), ADR	1,009	16,790
Nippon Telegraph & Telephone Corp. (Japan)	2,600	122,731
TDC A/S (Denmark)	3,140	18,260
Telefonica Deutschland Holding AG (Germany)	14,670	73,365
Telefonica SA (Spain)	4,614	47,762

		298,578

Electric Utilities — 1.7%
American Electric Power Co., Inc.	1,268	88,088
Edison International	1,105	86,400
EDP – Energias do Brasil SA (Brazil)	9,167	39,071
El Paso Electric Co.	261	13,494
Eversource Energy	692	42,011
Exelon Corp.	2,548	91,906
Great Plains Energy, Inc.	862	25,239
Iberdrola SA (Spain)	6,093	48,284
Korea Electric Power Corp. (South Korea)	634	22,608
NextEra Energy, Inc.	1,068	149,659
PG&E Corp.	2,202	146,147
PNM Resources, Inc.	175	6,694
Portland General Electric Co.	90	4,112
Red Electrica Corp. SA (Spain)	314	6,569
Southern Co. (The)	1,207	57,791
Spark Energy, Inc. (Class A Stock)	494	9,287
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	5,563
Westar Energy, Inc.	442	23,435

		866,358

Electrical Equipment — 0.4%
Energy Focus, Inc.*	770	2,025
Gamesa Corp. Technologica SA (Spain)	101	2,161
Kendrion NV (Netherlands)	172	7,053
Legrand SA (France)	82	5,730
Mitsubishi Electric Corp. (Japan)	3,500	50,619
Prysmian SpA (Italy)	720	21,235
Schneider Electric SE (France)*	914	70,241
Sensata Technologies Holding NV*	979	41,823

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Teco Electric and Machinery Co. Ltd. (Taiwan)	2,000	$1,922
Vestas Wind Systems A/S (Denmark)	25	2,309

		205,118

Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.	261	22,159
Delta Electronics, Inc. (Taiwan)	1,052	5,755
Hexagon AB (Sweden) (Class B Stock)	1,098	52,166
Horiba Ltd. (Japan)	200	12,200
Keysight Technologies, Inc.*	546	21,256
Kyocera Corp. (Japan)	600	34,872
LRAD Corp.	3,282	5,547
Nippon Ceramic Co. Ltd. (Japan)	300	7,009
Oxford Instruments PLC (United Kingdom)	715	9,759
Renishaw PLC (United Kingdom)	115	5,423
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	4,860
Sunny Optical Technology Group Co. Ltd. (China)	1,000	8,955
TE Connectivity Ltd.	798	62,787
Trimble, Inc.*	30	1,070
Venture Corp. Ltd. (Singapore)	900	7,878
Zebra Technologies Corp. (Class A Stock)*	92	9,248

		270,944

Energy Equipment & Services — 0.2%
Aker Solutions ASA (Norway)*	632	2,860
Baker Hughes, Inc.	285	15,535
Dril-Quip, Inc.*	275	13,420
Ensco PLC (Class A Stock)	642	3,313
Frank’s International NV	200	1,657
Halliburton Co.	102	4,356
Nabors Industries Ltd.	714	5,812
Oceaneering International, Inc.	433	9,890
SBM Offshore NV (Netherlands)	295	4,726
Schlumberger Ltd.	99	6,518
Superior Energy Services, Inc.	389	4,057
Tenaris SA (Luxembourg)	738	11,523
Tenaris SA (Luxembourg), ADR	110	3,425
TPG Pace Energy Holdings Corp., UTS*	191	1,994
US Silica Holdings, Inc.	105	3,726
Weatherford International PLC*	1,223	4,733
WorleyParsons Ltd. (Australia)*	1,135	9,779

		107,324

Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	582	16,180
Alexandria Real Estate Equities, Inc.	146	17,589
American Campus Communities, Inc.	494	23,366
American Homes 4 Rent (Class A Stock)	752	16,973
American Tower Corp.	1,395	184,586
AvalonBay Communities, Inc.	376	72,256
Axiare Patrimonio SOCIMI SA (Spain)	1,087	18,601
Boardwalk Real Estate Investment Trust (Canada)	114	4,180
Boston Properties, Inc.	260	31,985
Camden Property Trust	283	24,199
Canadian Real Estate Investment Trust (Canada)	129	4,563

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CapitaLand Mall Trust (Singapore)	6,830	$9,795
Charter Hall Retail REIT (Australia)	2,606	8,147
Concentradora Fibra Danhos SA de CV (Mexico)	7,040	12,619
CoreCivic, Inc.	346	9,543
Crown Castle International Corp.	790	79,142
DCT Industrial Trust, Inc.	372	19,880
Derwent London PLC (United Kingdom)	213	7,362
Douglas Emmett, Inc.	892	34,083
Duke Realty Corp.	606	16,938
EastGroup Properties, Inc.	88	7,374
Education Realty Trust, Inc.	762	29,528
Equinix, Inc.	40	17,166
Equity Commonwealth*	271	8,564
Equity Residential	1,161	76,429
Essex Property Trust, Inc.	195	50,168
Federal Realty Investment Trust	200	25,278
Fibra Uno Administracion SA de CV (Mexico)	9,000	17,029
First Potomac Realty Trust	1,177	13,076
Gecina SA (France)	343	53,837
GGP, Inc.	2,284	53,811
Great Portland Estates PLC (United Kingdom)	1,091	8,493
Healthcare Realty Trust, Inc.	535	18,270
Highwoods Properties, Inc.	161	8,164
Hoshino Resorts REIT, Inc. (Japan)	2	10,264
Host Hotels & Resorts, Inc.	578	10,560
Hudson Pacific Properties, Inc., REIT	256	8,753
Investors Real Estate Trust	2,707	16,810
Iron Mountain, Inc.	212	7,284
Kilroy Realty Corp.	315	23,672
Kimco Realty Corp.	660	12,111
Klepierre (France)	285	11,681
Macerich Co. (The)	498	28,914
MGM Growth Properties LLC (Class A Stock)	278	8,115
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	11,954
Mori Hills REIT Investment Corp. (Japan)	10	12,294
Nippon Accommodations Fund, Inc. (Japan)	3	12,536
Nippon Prologis REIT, Inc. (Japan)	3	6,386
Paramount Group, Inc.	1,760	28,160
Pebblebrook Hotel Trust	256	8,253
Prologis, Inc.	1,068	62,628
PS Business Parks, Inc.	51	6,752
Public Storage	189	39,412
Ramco-Gershenson Properties Trust	876	11,300
Rayonier, Inc.	744	21,405
Regency Centers Corp.	679	42,533
RLJ Lodging Trust	1,002	19,910
SBA Communications Corp.*	203	27,385
Scentre Group (Australia)	4,729	14,703
Shaftesbury PLC (United Kingdom)	1,159	14,688
Simon Property Group, Inc.	288	46,587
SL Green Realty Corp.	422	44,648
Sunstone Hotel Investors, Inc.	989	15,943
Taubman Centers, Inc.	423	25,190
Terreno Realty Corp.	299	10,064
Unibail-Rodamco SE (France)	38	9,575

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UNITE Group PLC (The) (United Kingdom)	1,204	$10,177
Urban Edge Properties	1,930	45,799
VEREIT, Inc.	4,847	39,455
Vicinity Centres (Australia)	6,538	12,901
Vornado Realty Trust	397	37,278
Weingarten Realty Investors	352	10,595
Weyerhaeuser Co.	1,846	61,841

		1,847,690

Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	652	31,253
Bid Corp. Ltd. (South Africa)	95	2,170
BIM Birlesik Magazalar A/S (Turkey)	342	6,341
Clicks Group Ltd. (South Africa)	214	2,287
Costco Wholesale Corp.	144	23,030
CP ALL PCL (Thailand)	15,900	29,371
CVS Health Corp.	572	46,023
Empire Co. Ltd. (Canada) (Class A Stock)	1,397	23,829
GS Retail Co. Ltd. (South Korea)	145	6,538
Koninklijke Ahold Delhaize NV (Netherlands)	931	17,770
Magnit PJSC (Russia), GDR	296	10,063
Majestic Wine PLC (United Kingdom)	1,422	5,931
PriceSmart, Inc.	103	9,023
Raia Drogasil SA (Brazil)	605	12,875
Rite Aid Corp.*	1,483	4,375
Seven & i Holdings Co. Ltd. (Japan)	1,300	53,644
Shoprite Holdings Ltd. (South Africa)	438	6,679
Sprouts Farmers Market, Inc.*	381	8,637
Telefonica Brasil SA (Brazil), ADR	100	1,349
Walgreens Boots Alliance, Inc.	1,700	133,127
Wal-Mart de Mexico SAB de CV (Mexico)	4,500	10,434
Wal-Mart Stores, Inc.	748	56,609
X5 Retail Group NV (Russia)*	39	1,351

		502,709

Food Products — 1.5%
BRF SA (Brazil)	1,323	15,622
Bunge Ltd.	779	58,113
Cal-Maine Foods, Inc.*	83	3,287
China Mengniu Dairy Co. Ltd. (China)*	15,000	29,411
CJ CheilJedang Corp. (South Korea)	16	5,053
Edita Food Industries SAE (Egypt), GDR(g)	432	2,415
Edita Food Industries SAE (Egypt), GDR, 144A(g)	158	883
Ezaki Glico Co. Ltd. (Japan)	400	21,537
Flowers Foods, Inc.	327	5,660
General Mills, Inc.	303	16,786
Hain Celestial Group, Inc. (The)*	411	15,955
Ingredion, Inc.	221	26,345
Mayora Indah Tbk PT (Indonesia)(g)	50,300	8,344
McCormick & Co., Inc.	186	18,137
Mondelez International, Inc. (Class A Stock)	1,433	61,891
Nestle SA (Switzerland)	1,801	157,079
Pilgrim’s Pride Corp.*	140	3,069
Pinnacle Foods, Inc.	80	4,752
Post Holdings, Inc.*	55	4,271
Sakata Seed Corp. (Japan)	200	6,221
Sanderson Farms, Inc.	41	4,742

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.*	176	$14,377
Tyson Foods, Inc. (Class A Stock)	3,975	248,954
Uni-President Enterprises Corp. (Taiwan)	3,307	6,628
Universal Robina Corp. (Philippines)	2,260	7,300
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	6,500	6,523

		753,355

Gas Utilities — 0.3%
Atmos Energy Corp.	927	76,895
Gas Natural SDG SA (Spain)	919	21,512
Italgas SpA (Italy)	454	2,290
National Fuel Gas Co.	276	15,412
ONE Gas, Inc.	30	2,094
WGL Holdings, Inc.	276	23,027

		141,230

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	1,118	54,346
Ambu A/S (Denmark) (Class B Stock)	208	13,410
Becton, Dickinson and Co.	1,487	290,129
BioMerieux (France)	33	7,146
Cochlear Ltd. (Australia)	103	12,302
ConvaTec Group PLC (United Kingdom), 144A*	5,951	24,726
Cooper Cos., Inc. (The)	63	15,083
Danaher Corp.	2,700	227,853
DENTSPLY SIRONA, Inc.	822	53,298
DexCom, Inc.*	250	18,288
Eiken Chemical Co. Ltd. (Japan)	200	6,046
Elekta AB (Sweden) (Class B Stock)	870	8,233
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,258	18,951
GN Store Nord A/S (Denmark)	876	25,578
Hologic, Inc.*	1,271	57,678
Intuitive Surgical, Inc.*	120	112,244
LivaNova PLC (XNGS)*	521	31,890
Medtronic PLC	2,334	207,143
Nakanishi, Inc. (Japan)	100	4,056
Nikkiso Co. Ltd. (Japan)	700	6,743
Olympus Corp. (Japan)	700	25,647
Osstem Implant Co. Ltd. (South Korea)*	134	6,139
ResMed, Inc.	172	13,394
Smith & Nephew PLC (United Kingdom)	2,259	39,010
Stryker Corp.	977	135,588
Teleflex, Inc.	57	11,842
West Pharmaceutical Services, Inc.	251	23,725
Wright Medical Group NV*	339	9,319

		1,459,807

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	192	9,481
Aetna, Inc.	1,366	207,400
AmerisourceBergen Corp.	107	10,115
Amplifon SpA (Italy)	804	10,610
Anthem, Inc.	474	89,174
Brookdale Senior Living, Inc.*	392	5,766
Centene Corp.*	202	16,136
Cigna Corp.	458	76,665

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.*	226	$2,251
Fresenius SE & Co. KGaA (Germany)	551	47,305
Georgia Healthcare Group PLC (Georgia), 144A*(g)	1,605	7,410
HCA Healthcare, Inc.*	1,550	135,160
Henry Schein, Inc.*	2	366
Humana, Inc.	216	51,974
Integrated Diagnostics Holdings PLC (Egypt), 144A(g)	985	3,839
McKesson Corp.	100	16,454
Miraca Holdings, Inc. (Japan)	700	31,527
Molina Healthcare, Inc.*	33	2,283
Odontoprev SA (Brazil)	1,100	3,865
Primary Health Care Ltd. (Australia)	8,932	24,981
Quorum Health Corp.*	431	1,789
UnitedHealth Group, Inc.	1,585	293,891
WellCare Health Plans, Inc.*	32	5,746

		1,054,188

Health Care Technology — 0.0%
athenahealth, Inc.*	99	13,914
Veeva Systems, Inc. (Class A Stock)*	90	5,518

		19,432

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV (Mexico)	1,100	4,170
Aramark	128	5,245
Bloomin’ Brands, Inc.	708	15,031
Carnival Corp.	279	18,294
Chipotle Mexican Grill, Inc.*	40	16,643
Denny’s Corp.*	2,067	24,329
Domino’s Pizza, Inc.	13	2,750
Hilton Grand Vacations, Inc.*	61	2,200
Hilton Worldwide Holdings, Inc.	1,000	61,850
HIS Co. Ltd. (Japan)	200	6,028
InnSuites Hospitality Trust	1,813	3,399
Jack in the Box, Inc.	30	2,955
Las Vegas Sands Corp.	597	38,142
Marriott International, Inc. (Class A Stock)	886	88,875
McDonald’s Corp.	159	24,352
MGM Resorts International	1,973	61,735
Nathan’s Famous, Inc.	135	8,505
Norwegian Cruise Line Holdings Ltd.*	952	51,684
Paddy Power Betfair PLC (Ireland)	59	6,296
Round One Corp. (Japan)	400	3,787
Royal Caribbean Cruises Ltd.	255	27,854
Skylark Co. Ltd. (Japan)	400	5,747
Starbucks Corp.	723	42,158
Vail Resorts, Inc.	40	8,113
William Hill PLC (United Kingdom)	7,437	24,648
Yum! Brands, Inc.	982	72,432

		627,222

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	4,083	7,018
Fujitsu General Ltd. (Japan)	1,300	30,147
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)(g)	5,000	30,379

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Haier Electronics Group Co. Ltd. (Hong Kong)*	4,000	$10,400
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	1,430	9,176
Hanssem Co. Ltd. (South Korea)	37	5,950
Lennar Corp. (Class A Stock)	522	27,833
MDC Holdings, Inc.	544	19,220
Panasonic Corp. (Japan)	1,600	21,800
Skyline Corp.	559	3,365
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	2,000	12,096
Tempur Sealy International, Inc.*	128	6,834
UCP, Inc. (Class A Stock)*	926	10,140

		194,358

Household Products — 0.4%
Colgate-Palmolive Co.	989	73,315
Essity AB (Sweden)*	1,593	43,585
Procter & Gamble Co. (The)	562	48,978
Reckitt Benckiser Group PLC (United Kingdom)	428	43,388

		209,266

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.*	632	8,551
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	24,000	17,456
Dynegy, Inc.*	254	2,101
Electric Power Development Co. Ltd. (Japan)	300	7,430
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,085
NRG Energy, Inc.	189	3,255

		41,878

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	55	5,247
CK Hutchison Holdings Ltd. (Hong Kong)	10,736	134,732
DCC PLC (United Kingdom)	149	13,569
General Electric Co.	1,370	37,004
Honeywell International, Inc.	1,369	182,474
Jardine Matheson Holdings Ltd. (Hong Kong)	700	44,940
Roper Technologies, Inc.	848	196,337
SM Investments Corp. (Philippines)	567	9,015

		623,318

Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	25,800	188,762
American International Group, Inc.	1,080	67,522
Aon PLC	417	55,440
Aviva PLC (United Kingdom)	11,488	78,801
AXA SA (France)	1,434	39,268
BB Seguridade Participacoes SA (Brazil)	4,200	36,284
Chubb Ltd.	966	140,437
CNA Financial Corp.	547	26,666
CNO Financial Group, Inc.	675	14,093
Direct Line Insurance Group PLC (United Kingdom)	5,107	23,648
First American Financial Corp.	466	20,826

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
FNF Group	164	$7,352
Korean Reinsurance Co. (South Korea)	443	4,685
Markel Corp.*	22	21,469
Marsh & McLennan Cos., Inc.	2,245	175,020
MetLife, Inc.	1,604	88,124
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	129	26,104
Old Republic International Corp.	557	10,878
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,000	13,175
Progressive Corp. (The)	1,031	45,457
Prudential PLC (United Kingdom)	4,296	98,610
RenaissanceRe Holdings Ltd. (Bermuda)	45	6,257
RSA Insurance Group PLC (United Kingdom)	3,679	29,512
Sampo Oyj (Finland) (Class A Stock)	1,149	58,950
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	114	28,061
Sanlam Ltd. (South Africa)	1,168	5,785
Sun Life Financial, Inc. (Canada)	479	17,124
Suncorp Group Ltd. (Australia)	3,352	38,179
Tokio Marine Holdings, Inc. (Japan)	2,200	91,549
Unico American Corp.	923	8,630
Willis Towers Watson PLC	724	105,313
XL Group Ltd. (Bermuda)	3,080	134,903
Zurich Insurance Group AG (Switzerland)	222	64,790

		1,771,674

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	611	591,447
Ctrip.com International Ltd. (China), ADR*	1,291	69,533
Liberty Interactive Corp. QVC Group (Class A Stock)*	658	16,147
Netflix, Inc.*	353	52,742
Priceline Group, Inc. (The)*	193	361,010
Shop Apotheke Europe NV (Netherlands), 144A*	108	4,896
Takkt AG (Germany)	224	5,595
Vipshop Holdings Ltd. (China), ADR*	276	2,912
Yoox Net-A-Porter Group SpA (Italy)*	745	20,643

		1,124,925

Internet Software & Services — 3.3%
58.com, Inc. (China), ADR*	655	28,892
AfreecaTV Co. Ltd. (South Korea)	272	5,584
Alibaba Group Holding Ltd. (China), ADR*(a)	1,894	266,865
Alphabet, Inc. (Class A Stock)*	139	129,226
Alphabet, Inc. (Class C Stock)*	352	319,873
Baidu, Inc. (China), ADR*	125	22,358
Baozun, Inc. (China), ADR*	290	6,429
Cornerstone OnDemand, Inc.*	337	12,048
CoStar Group, Inc.*	20	5,272
Facebook, Inc. (Class A Stock)*	2,248	339,403
GrubHub, Inc.*	100	4,360
IAC/InterActiveCorp*	30	3,097
Just Eat PLC (United Kingdom)*	1,501	12,812
Kakaku.com, Inc. (Japan)	400	5,750
Mail.Ru Group Ltd. (Russia), GDR*	369	9,723

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
MercadoLibre, Inc. (Argentina)	226	$56,699
NAVER Corp. (South Korea)	60	43,982
Pandora Media, Inc.*	707	6,306
Scout24 AG (Germany), 144A	933	34,319
Shopify, Inc. (Canada) (Class A Stock)*	142	12,330
Takeaway.com Holding BV (Netherlands), 144A*	222	9,462
Tencent Holdings Ltd. (China)	6,400	229,600
Twitter, Inc.*	405	7,237
Yahoo Japan Corp. (Japan)	8,000	34,778
Yandex NV (Russia) (Class A Stock)*	128	3,359
YY, Inc. (China), ADR*	180	10,445
Zillow Group, Inc. (Class A Stock)*	128	6,252
Zillow Group, Inc. (Class C Stock)*	176	8,626

		1,635,087

IT Services — 2.8%
Accenture PLC (Class A Stock)	523	64,685
Amadeus IT Group SA (Spain) (Class A Stock)	1,086	64,917
Automatic Data Processing, Inc.	389	39,857
Black Knight Financial Services, Inc. (Class A Stock)*	329	13,473
Booz Allen Hamilton Holding Corp.	700	22,777
CoreLogic, Inc.*	150	6,507
CSG Systems International, Inc.	413	16,760
EPAM Systems, Inc.*	266	22,368
Fidelity National Information Services, Inc.	837	71,480
First Derivatives PLC (United Kingdom)	102	3,784
Fiserv, Inc.*	606	74,138
FleetCor Technologies, Inc.*	369	53,213
Global Payments, Inc.	133	12,013
Helios & Matheson Analytics, Inc.(a)	4,752	11,595
Indra Sistemas SA (Spain)*	2,251	32,488
Infosys Ltd. (India), ADR	3,356	50,407
Jack Henry & Associates, Inc.	202	20,982
Mastercard, Inc. (Class A Stock)	1,806	219,339
PayPal Holdings, Inc.*	2,157	115,766
Paysafe Group PLC (Isle of Man)*	1,637	10,895
Sabre Corp.	874	19,027
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	11,782
Vantiv, Inc. (Class A Stock)*	68	4,307
Visa, Inc. (Class A Stock)	3,658	343,047
WEX, Inc.*	165	17,205
Wipro Ltd. (India), ADR	3,492	18,158
Wirecard AG (Germany)	573	36,548

		1,377,518

Leisure Products — 0.2%
American Outdoor Brands Corp.*	567	12,565
Brunswick Corp.	374	23,461
Mattel, Inc.	538	11,583
Polaris Industries, Inc.	199	18,354
Spin Master Corp. (Canada), 144A*	215	6,416
Thule Group AB (Sweden), 144A	457	8,584

		80,963

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,178	$129,177
Charles River Laboratories International, Inc.*	59	5,968
Eurofins Scientific SE (Luxembourg)	24	13,541
Illumina, Inc.*	17	2,950
INC Research Holdings, Inc. (Class A Stock)*	269	15,737
Quintiles IMS Holdings, Inc.*	160	14,320
Tecan Group AG (Switzerland)	88	16,571
Thermo Fisher Scientific, Inc.	1,192	207,968

		406,232

Machinery — 1.3%
Aalberts Industries NV (Netherlands)	193	7,680
AGCO Corp.	73	4,919
ANDRITZ AG (Austria)	61	3,680
Aumann AG (Germany), 144A*	68	4,669
Colfax Corp.*	197	7,756
Daifuku Co. Ltd. (Japan)	200	5,999
Flowserve Corp.	520	24,144
Fortive Corp.	1,326	84,002
Fujitec Co. Ltd. (Japan)	1,000	13,115
GEA Group AG (Germany)	960	39,419
Graco, Inc.	301	32,893
Illinois Tool Works, Inc.	572	81,939
Krones AG (Germany)	39	4,521
Lincoln Electric Holdings, Inc.	215	19,799
Lonking Holdings Ltd. (China)	19,000	5,952
Manitex International, Inc.*	880	6,142
METAWATER Co. Ltd. (Japan)	300	8,227
Middleby Corp. (The)*	243	29,527
Miura Co. Ltd. (Japan)	300	5,870
Mueller Water Products, Inc. (Class A Stock)	265	3,095
Nabtesco Corp. (Japan)	300	8,749
Norma Group SE (Germany)	252	13,110
Obara Group, Inc. (Japan)	300	16,381
Oshkosh Corp.	209	14,396
PACCAR, Inc.	219	14,463
Pentair PLC (United Kingdom)	584	38,859
Sandvik AB (Sweden)	645	10,155
SFS Group AG (Switzerland)	44	4,994
Spirax-Sarco Engineering PLC (United Kingdom)	103	7,184
Stabilus SA (Germany)	76	5,907
Stanley Black & Decker, Inc.	317	44,611
Trinity Industries, Inc.	428	11,997
VAT Group AG (Switzerland), 144A*	51	6,344
WABCO Holdings, Inc.*	188	23,972
Wabtec Corp.	316	28,914

		643,384

Marine — 0.0%
Kirby Corp.*	166	11,097
SITC International Holdings Co. Ltd. (China)	10,000	7,859

		18,956

Media — 1.9%
A.H. Belo Corp. (Class A Stock)	2,240	12,319

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Altice NV (Netherlands) (Class A Stock)*	1,044	$24,053
Ascential PLC (United Kingdom)	3,122	13,181
Astro Malaysia Holdings Bhd (Malaysia)	24,300	14,322
BEC World PCL (Thailand)(g)	6,000	3,709
Cable One, Inc.	5	3,555
Charter Communications, Inc. (Class A Stock)*	5	1,684
Comcast Corp. (Class A Stock)	5,817	226,398
CTS Eventim AG & Co. KGaA (Germany)	218	9,653
CyberAgent, Inc. (Japan)	700	21,740
Daiichikosho Co. Ltd. (Japan)	100	4,697
Ebiquity PLC (United Kingdom)(g)	1,631	2,605
Eutelsat Communications SA (France)	727	18,549
Huntsworth PLC (United Kingdom)	2,524	1,902
Liberty Broadband Corp. (Class A Stock)*	10	858
Liberty Broadband Corp. (Class C Stock)*	50	4,338
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,384	44,454
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,613	112,653
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	223	4,855
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	1,184	25,349
Liberty Media Corp.-Liberty SiriusXM*	426	17,764
Naspers Ltd. (South Africa) (Class N Stock)	37	7,287
Omnicom Group, Inc.	632	52,393
Publicis Groupe SA (France)	434	32,347
Sirius XM Holdings, Inc.(a)	5,225	28,581
Surya Citra Media Tbk PT (Indonesia)	16,300	3,168
Tele Columbus AG (Germany), 144A*	1,087	12,022
Time Warner, Inc.	264	26,508
Twenty-First Century Fox, Inc. (Class A Stock)	1,169	33,129
Twenty-First Century Fox, Inc. (Class B Stock)	3,003	83,694
Walt Disney Co. (The)	391	41,544
WPP PLC (United Kingdom)	2,513	52,916
YouGov PLC (United Kingdom)(g)	2,039	7,658

		949,885

Metals & Mining — 1.8%
Acacia Mining PLC (United Kingdom)	1,225	4,762
Acerinox SA (Spain)	829	11,369
Agnico Eagle Mines Ltd. (Canada)	906	40,879
AngloGold Ashanti Ltd. (South Africa)	74	723
Antofagasta PLC (Chile)	2,877	30,016
Argonaut Gold, Inc.*	874	1,597
Asanko Gold, Inc. (Canada)*	1,300	1,995
B2Gold Corp. (Canada)*	1,900	5,348
BHP Billiton Ltd. (Australia)	4,599	81,972
Boliden AB (Sweden)	895	24,465
Centamin PLC (United Kingdom)	2,989	6,037
Coeur Mining, Inc.*	351	3,012
Compass Minerals International, Inc.	46	3,004
Continental Gold, Inc. (Canada)*	700	2,062
Dowa Holdings Co. Ltd. (Japan)	2,000	15,170
Endeavour Mining Corp. (Monaco)*	433	7,473
Evolution Mining Ltd. (Australia)	7,545	14,004

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
First Quantum Minerals Ltd. (Zambia)	746	$6,311
Fortescue Metals Group Ltd. (Australia)	970	3,883
Fortuna Silver Mines, Inc. (Canada)*	400	1,959
Franco-Nevada Corp. (Canada)	440	31,748
Franco-Nevada Corp. (Canada)	189	13,638
Fresnillo PLC (Mexico)	1,968	38,149
Gold Resource Corp.	561	2,289
Goldcorp, Inc. (Canada)	231	2,982
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,430	18,065
Guyana Goldfields, Inc. (Canada)*	368	1,725
Hitachi Metals Ltd. (Japan)	2,000	27,905
Independence Group NL (Australia)	4,181	10,113
Kaiser Aluminum Corp.	20	1,770
Korea Zinc Co. Ltd. (South Korea)	44	17,533
Lucara Diamond Corp. (Canada)	2,101	4,472
Lundin Mining Corp. (Canada)	1,808	10,275
Maruichi Steel Tube Ltd. (Japan)	600	17,457
MMC Norilsk Nickel PJSC (Russia), ADR	1,572	21,694
New Gold, Inc. (Canada)*	3,039	9,664
Northern Star Resources Ltd. (Australia)	1,524	5,575
Nucor Corp.	358	20,717
OceanaGold Corp. (Australia)	3,251	9,802
Osisko Gold Royalties Ltd. (Canada)	1,202	14,691
Pan American Silver Corp. (Canada)	995	16,736
Petra Diamonds Ltd. (South Africa)*	3,330	4,737
Randgold Resources Ltd. (United Kingdom)	750	66,552
Regis Resources Ltd. (Australia)	1,636	4,761
Reliance Steel & Aluminum Co.	476	34,658
Richmont Mines, Inc. (Canada)*	300	2,337
Rio Tinto PLC (United Kingdom)	2,450	103,762
Royal Gold, Inc.	350	27,360
SEMAFO, Inc. (Canada)*	1,000	2,306
Sibanye Gold Ltd. (South Africa)	1,244	1,429
Silvercorp Metals, Inc. (Canada)	600	1,908
South32 Ltd. (Australia)	31,125	64,102
Southern Copper Corp. (Peru)	214	7,411
Wesdome Gold Mines Ltd. (Canada)	800	1,882

		886,246

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	742	15,797
Annaly Capital Management, Inc.	1,251	15,075
Apollo Commercial Real Estate Finance, Inc.	900	16,695
Cherry Hill Mortgage Investment Corp.	757	13,982
CYS Investments, Inc.	1,545	12,993
Ellington Residential Mortgage REIT	914	13,399
MTGE Investment Corp.	739	13,893
Sutherland Asset Management Corp.	1,144	16,988

		118,822

Multiline Retail — 0.3%
Dollar General Corp.	1,111	80,092
Lojas Renner SA (Brazil)	2,380	19,756
Matahari Department Store Tbk PT (Indonesia)	2,600	2,765
Next PLC (United Kingdom)	668	33,550
SACI Falabella (Chile)	558	4,570

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Tokmanni Group Corp. (Finland)	375	$3,124
Woolworths Holdings Ltd. (South Africa)	1,076	5,075

		148,932

Multi-Utilities — 0.3%
CMS Energy Corp.	86	3,978
DTE Energy Co.	707	74,794
National Grid PLC (United Kingdom)	534	6,617
NiSource, Inc.	832	21,100
Sempra Energy	353	39,801

		146,290

Oil, Gas & Consumable Fuels — 2.5%
Advantage Oil & Gas Ltd. (Canada)*	647	4,376
ARC Resources Ltd. (Canada)	600	7,847
Arch Coal, Inc. (Class A Stock)	178	12,157
BP PLC (United Kingdom)	2,094	12,087
BP PLC (United Kingdom), ADR(a)	1,065	36,902
Cairn Energy PLC (United Kingdom)*	1,292	2,901
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,131	32,618
Canadian Natural Resources Ltd. (Canada) (TSX)	1,485	42,851
Centennial Resource Development, Inc. (Class A Stock)*	393	6,217
Cheniere Energy, Inc.*	18	877
Chevron Corp.	52	5,425
Cimarex Energy Co.	39	3,666
Comstock Resources, Inc.*	146	1,032
Concho Resources, Inc.*	137	16,650
Continental Resources, Inc.*	132	4,268
Diamondback Energy, Inc.*	196	17,407
Enbridge, Inc. (Canada)	1,679	66,841
Encana Corp. (Canada)	540	4,752
Energen Corp.*	159	7,850
EOG Resources, Inc.	1,346	121,840
Exxon Mobil Corp.	888	71,688
Galp Energia SGPS SA (Portugal) (Class B Stock)	544	8,244
Gulfport Energy Corp.*	414	6,107
Hess Corp.	90	3,948
Inpex Corp. (Japan)	1,600	15,449
Jagged Peak Energy, Inc.*	300	4,005
Kelt Exploration Ltd. (Canada)*	670	3,245
Koninklijke Vopak NV (Netherlands)	185	8,573
Kosmos Energy Ltd. (Ghana)*	2,060	13,205
Lundin Petroleum AB (Sweden)*	178	3,431
Marathon Petroleum Corp.	1,307	68,395
Matador Resources Co.*	156	3,334
Noble Energy, Inc.	81	2,292
Occidental Petroleum Corp.	2,302	137,821
Parsley Energy, Inc. (Class A Stock)*	574	15,929
PDC Energy, Inc.*	151	6,510
Pioneer Natural Resources Co.	97	15,479
Rice Energy, Inc.*	216	5,752
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	260	6,980
RSP Permian, Inc.*	353	11,391

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	580	$9,934
SM Energy Co.	211	3,488
Suncor Energy, Inc. (Canada)	171	4,993
Targa Resources Corp.	263	11,888
Tesoro Corp.	20	1,872
Torchlight Energy Resources, Inc.*	3,968	6,587
TOTAL SA (France)	3,469	172,226
TOTAL SA (France), ADR	1,588	78,749
TransAtlantic Petroleum Ltd.*	1,200	1,439
TransCanada Corp. (Canada)(a)	2,717	129,519
Woodside Petroleum Ltd. (Australia)	849	19,475
World Fuel Services Corp.	180	6,921
YPF SA (Argentina), ADR	330	7,227

		1,274,660

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	800	10,802
Louisiana-Pacific Corp.*	456	10,994
Quintis Ltd. (Australia)	4,025	—
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,395	10,553

		32,349

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	29	3,295
Beiersdorf AG (Germany)	107	11,254
Hengan International Group Co. Ltd. (China)	1,000	7,377
LG Household & Health Care Ltd. (South Korea)	58	50,396
Nu Skin Enterprises, Inc. (Class A Stock)	175	10,997
Oriflame Holding AG (Switzerland)*	191	7,175

		90,494

Pharmaceuticals — 3.5%
Akorn, Inc.	340	11,404
Allergan PLC	223	54,209
Aspen Pharmacare Holdings Ltd. (South Africa)	298	6,539
Astellas Pharma, Inc. (Japan)	8,200	100,505
AstraZeneca PLC (United Kingdom), ADR(a)	1,941	66,169
Bayer AG (Germany)	1,245	161,365
Bristol-Myers Squibb Co.	38	2,117
Chugai Pharmaceutical Co. Ltd. (Japan)	800	29,973
CSPC Pharmaceutical Group Ltd. (China)	10,000	14,606
Dr. Reddy’s Laboratories Ltd. (India), ADR	81	3,413
Durect Corp.*	3,806	5,937
GlaxoSmithKline PLC (United Kingdom), ADR	2,265	97,667
Horizon Pharma PLC*	665	7,894
Johnson & Johnson	1,220	161,394
Laboratorios Farmaceuticos Rovi SA (Spain)	411	8,020
Merck & Co., Inc.	3,525	225,917
Merck KGaA (Germany)	247	29,887
Mylan NV*	859	33,346
Novartis AG (Switzerland)	1,114	93,049

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	358	$27,036
Pfizer, Inc.	5,393	181,151
Roche Holding AG (Switzerland)	796	203,390
Sanofi (France)	971	93,041
Sino Biopharmaceutical Ltd. (Hong Kong)	16,000	14,148
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	4,000	6,182
Zoetis, Inc.	1,399	87,270

		1,725,629

Professional Services — 0.6%
ALS Ltd. (Australia)	1,031	5,902
Capita PLC (United Kingdom)	5,956	53,673
CBIZ, Inc.*	674	10,109
DKSH Holding AG (Switzerland)	149	12,114
Equifax, Inc.	622	85,475
Experian PLC (United Kingdom)	3,498	71,789
IHS Markit Ltd.*	242	10,658
Intertrust NV (Netherlands), 144A	323	6,542
ManpowerGroup, Inc.	156	17,417
Persol Holdings Co. Ltd. (Japan)	500	9,394
TransUnion*	50	2,166

		285,239

Real Estate Management & Development — 0.7%
ADO Properties SA (Germany), 144A	109	4,612
Alexander & Baldwin, Inc.	138	5,710
Altus Group Ltd. (Canada)	240	5,188
BR Malls Participacoes SA (Brazil)	2,997	10,801
Brasil Brokers Participacoes SA (Brazil)*	2,500	875
Cheung Kong Property Holdings Ltd. (Hong Kong)	4,868	38,093
China Overseas Land & Investment Ltd. (China)	10,000	29,266
Emaar Malls PJSC (United Arab Emirates)	4,490	3,074
Emaar Properties PJSC (United Arab Emirates)	10,500	22,149
Hongkong Land Holdings Ltd. (Hong Kong)	6,600	48,576
Hufvudstaden AB (Sweden) (Class A Stock)	368	6,106
Hysan Development Co. Ltd. (Hong Kong)	2,000	9,545
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,050	10,339
Inmobiliaria Colonial SA (Spain)	885	7,721
Jones Lang LaSalle, Inc.	173	21,625
Mitsubishi Estate Co. Ltd. (Japan)	700	13,085
Mitsui Fudosan Co. Ltd. (Japan)	600	14,375
Multiplan Empreendimentos Imobiliarios SA (Brazil)	263	5,182
PSP Swiss Property AG (Switzerland)	494	46,220
Realogy Holdings Corp.	461	14,959
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	29,380

		346,881

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	77	12,382
Canadian Pacific Railway Ltd. (Canada) (TSX)	242	38,937
CSX Corp.	73	3,983

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Hertz Global Holdings, Inc.*	227	$2,611
Kansas City Southern	210	21,977
Landstar System, Inc.	50	4,280
Old Dominion Freight Line, Inc.	102	9,714
Union Pacific Corp.	372	40,515

		134,399

Semiconductors & Semiconductor Equipment — 1.6%
Aixtron SE (Germany)	602	4,235
Analog Devices, Inc.	93	7,235
Applied Materials, Inc.	1,166	48,167
ASML Holding NV (Netherlands)	216	28,156
Broadcom Ltd.	659	153,580
Cree, Inc.*	678	16,713
Cypress Semiconductor Corp.	833	11,370
Eo Technics Co. Ltd. (South Korea)	66	5,203
Integrated Device Technology, Inc.*	934	24,088
IQE PLC (United Kingdom)*	16,012	17,518
KLA-Tencor Corp.	92	8,419
LEENO Industrial, Inc. (South Korea)	90	3,774
Marvell Technology Group Ltd. (Bermuda)	1,087	17,957
Maxim Integrated Products, Inc.	60	2,694
Microchip Technology, Inc.	543	41,909
Microsemi Corp.*	159	7,441
NXP Semiconductors NV (Netherlands)*	811	88,764
QUALCOMM, Inc.	1,455	80,345
QuickLogic Corp.*	6,861	10,017
Realtek Semiconductor Corp. (Taiwan)	1,000	3,597
Renesas Electronics Corp. (Japan)*	1,000	8,743
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	18,000	122,980
Texas Instruments, Inc.	752	57,851
Xilinx, Inc.	411	26,436

		797,192

Software — 2.9%
Activision Blizzard, Inc.	20	1,151
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	390	2,351
Aspen Technology, Inc.*	23	1,271
Cadence Design Systems, Inc.*	180	6,028
CDK Global, Inc.	555	34,443
Computer Modelling Group Ltd. (Canada)	204	1,601
Dell Technologies, Inc. (Class V Stock)*	30	1,833
Descartes Systems Group, Inc. (The) (Canada)*	299	7,274
Douzone Bizon Co. Ltd. (South Korea)	234	6,300
Electronic Arts, Inc.*	518	54,763
Ellie Mae, Inc.*	120	13,189
Fortinet, Inc.*	476	17,821
Guidewire Software, Inc.*	387	26,591
Intuit, Inc.	527	69,991
Microsoft Corp.	9,409	648,562
MYOB Group Ltd. (Australia)	2,281	5,992
Netmarble Games Corp. (South Korea), 144A*	107	14,495
Nintendo Co. Ltd. (Japan), ADR	372	15,557
Playtech PLC (United Kingdom)	3,717	46,044
PTC, Inc.*	269	14,827

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Red Hat, Inc.*	470	$45,003
salesforce.com, Inc.*	1,382	119,681
ServiceNow, Inc.*	855	90,630
Snap, Inc. (Class A Stock)*(a)	1,300	23,101
Splunk, Inc.*	304	17,295
Square Enix Holdings Co. Ltd. (Japan)	1,200	39,326
SS&C Technologies Holdings, Inc.	332	12,752
Synopsys, Inc.*	473	34,496
Tableau Software, Inc. (Class A Stock)*	370	22,670
Ultimate Software Group, Inc. (The)*	87	18,275
WANdisco PLC (United Kingdom)*	471	3,634
Workday, Inc. (Class A Stock)*	404	39,188

		1,456,135

Specialty Retail — 1.2%
AutoZone, Inc.*	47	26,812
Burlington Stores, Inc.*	196	18,030
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	4,668
Dick’s Sporting Goods, Inc.	274	10,913
Dufry AG (Switzerland)*	74	12,144
Greencross Ltd. (Australia)	552	2,567
Hikari Tsushin, Inc. (Japan)	100	10,536
Home Depot, Inc. (The)	924	141,742
Kingfisher PLC (United Kingdom)	6,483	25,393
L Brands, Inc.	625	33,681
Lowe’s Cos., Inc.	1,459	113,116
Maisons du Monde SA (France), 144A	381	14,809
Michaels Cos., Inc. (The)*	450	8,334
Mr. Price Group Ltd. (South Africa)	288	3,433
Murphy USA, Inc.*	73	5,410
O’Reilly Automotive, Inc.*	141	30,842
Ross Stores, Inc.	1,152	66,505
Signet Jewelers Ltd.	223	14,103
Sports Direct International PLC (United Kingdom)	2,293	8,699
Tractor Supply Co.	274	14,854
VT Holdings Co. Ltd. (Japan)	1,200	5,930
XXL ASA (Norway), 144A	910	8,752
Yellow Hat Ltd. (Japan)	300	7,162

		588,435

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	2,552	367,539
Catcher Technology Co. Ltd. (Taiwan)	3,000	35,755
Hewlett Packard Enterprise Co.	403	6,686
NCR Corp.*	414	16,908
Quanta Computer, Inc. (Taiwan)	2,000	4,731
Samsung Electronics Co. Ltd. (South Korea)	66	137,466
Western Digital Corp.	253	22,416
Xaar PLC (United Kingdom)	777	3,826

		595,327

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	2,000	37,169
Brunello Cucinelli SpA (Italy)	220	5,781
Burberry Group PLC (United Kingdom)	2,349	50,830
Carter’s, Inc.	189	16,812

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Coach, Inc.	230	$10,888
Forward Industries, Inc.	3,808	4,036
Kate Spade & Co.*	336	6,213
Lululemon Athletica, Inc.*	195	11,636
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	6,300	6,914
Moncler SpA (Italy)	313	7,343
NIKE, Inc. (Class B Stock)	196	11,564
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	6,923
Skechers U.S.A., Inc. (Class A Stock)*	392	11,564
Ted Baker PLC (United Kingdom)	226	7,031

		194,704

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.*	749	8,389
Waterstone Financial, Inc.	820	15,457

		23,846

Tobacco — 1.5%
Altria Group, Inc.	204	15,192
British American Tobacco PLC (United Kingdom)	2,495	170,017
Japan Tobacco, Inc. (Japan)	2,600	91,385
KT&G Corp. (South Korea)	240	24,550
Philip Morris International, Inc.	3,899	457,938

		759,082

Trading Companies & Distributors — 0.4%
Ahlsell AB (Sweden), 144A	1,157	7,936
Beacon Roofing Supply, Inc.*	40	1,959
Brenntag AG (Germany)	124	7,191
Hanwa Co. Ltd. (Japan)	1,000	7,171
HD Supply Holdings, Inc.*	120	3,676
Herc Holdings, Inc.*	280	11,010
Huttig Building Products, Inc.*	2,251	15,780
IMCD Group NV (Netherlands)	213	11,540
NOW, Inc.*	508	8,169
Rexel SA (France)	798	13,041
Sumitomo Corp. (Japan)	7,400	96,497
Watsco, Inc.	203	31,303

		215,273

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	3,000	4,173
DP World Ltd. (United Arab Emirates)	1,475	30,857
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	5	1,052

		36,082

Water Utilities — 0.1%
American States Water Co.	421	19,960
California Water Service Group	668	24,582

		44,542

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)(g)	71,400	20,349
Shenandoah Telecommunications Co.	594	18,236
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	3,500	4,582

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
TIM Participacoes SA (Brazil), ADR	1,263	$18,692
T-Mobile US, Inc.*	428	25,945
Vodafone Group PLC (United Kingdom)	17,228	48,927
Vodafone Group PLC (United Kingdom), ADR	2,085	59,902

		196,633

TOTAL COMMON STOCKS (cost $31,511,752)		36,461,808

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	766	6,509
Itau Unibanco Holding SA (Brazil) (PRFC)	2,194	24,338

		30,847

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	570	30,786

Healthcare Equipment & Supplies — 0.0%
Becton, Dickinson & Co., 6.125%	264	14,462

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	19	2,620

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	7,400	6,299

Multi-Utilities — 0.0%
DTE Energy Co., 6.500%	50	2,743

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	5	8,152

TOTAL PREFERRED STOCKS (cost $77,696)		95,909

	Units
RIGHTS* — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR, expiring 12/31/19^(g)	146	162

Real Estate Management & Development — 0.0%
Brasil Brokers Participacoes SA (Brazil)	800	14

TOTAL RIGHTS (cost $0)		176

	Shares
UNAFFILIATED FUNDS — 9.1%
T. Rowe Price Emerging Markets Bond Fund	127,894	1,616,585
T. Rowe Price Institutional Floating Rate Fund	171,108	1,716,216
T. Rowe Price Institutional High Yield Fund	135,704	1,221,339

TOTAL UNAFFILIATED FUNDS (cost $4,491,717)		4,554,140

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.3%
Ally Auto Receivables Trust, Series 2015-1, Class A4
1.750%	05/15/20	5		$5,006
Ally Master Owner Trust, Series 2015-3, Class A
1.630%	05/15/20	15		15,002
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3
1.540%	03/09/20	9		8,858
Capital Auto Receivables Asset Trust, Series 2015-3, Class A4
2.130%	05/20/20	10		10,050
Series 2015-4, Class A4
2.010%	07/20/20	15		15,053
CarMax Auto Owner Trust, Series 2015-3, Class A4
1.980%	02/16/21	5		5,016
GM Financial Automobile Leasing Trust, Series 2015-3, Class A4
1.810%	11/20/19	15		15,019
SMART Trust (Australia), Series 2015-3US, Class A3A
1.660%	08/14/19	15		14,616
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10		10,006
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4
1.690%	12/15/20	15		15,010
World Omni Auto Receivables Trust, Series 2015-B, Class A4
1.840%	01/17/22	15		14,983
Series 2016-A, Class A3
1.770%	09/15/21	10		10,001

				138,620

Equipment — 0.1%
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A3, 144A
1.930%	03/11/19	11		11,011
CNH Equipment Trust, Series 2015-C, Class A3
1.660%	11/16/20	15		15,006
John Deere Owner Trust, Series 2014-B, Class A3
1.070%	11/15/18	—	(r)	949
Series 2015-A, Class A4
1.650%	12/15/21	5		5,002
Series 2016-B, Class A3
1.250%	06/15/20	5		4,978

				36,946

Other — 0.0%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25		25,000

TOTAL ASSET-BACKED SECURITIES (cost $200,718)				200,566

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.3%
CD Mortgage Trust, Series 2016-CD2, Class A4
3.526%(c)	11/10/49	10	$10,325
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,471
Commercial Mortgage Trust, Series 2014-CR20, Class A1
1.324%	11/10/47	5	5,449
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,411
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,426
FHLMC Multifamily Structured Pass-Through Certificates, Series K716, Class A1(g)
2.413%	08/25/47	7	6,917
GS Mortgage Securities Trust, Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,495
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,581
Series 2014-C22, Class A1
1.451%	09/15/47	5	4,669
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,529
Series 2015-C24, Class AS
4.036%(c)	05/15/48	10	10,502
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.664%	09/15/58	10	10,391
Series 2015-NXS2, Class A5
3.767%(c)	07/15/58	10	10,477
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS
4.176%	05/15/47	10	10,608

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $140,260)			142,746

CORPORATE BONDS — 2.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,382
Omnicom Group, Inc., Gtd. Notes
3.600%	04/15/26	10	10,062
3.650%	11/01/24	5	5,127

			25,571

Aerospace & Defense — 0.0%
Harris Corp., Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Agriculture — 0.0%
Reynolds American, Inc., Gtd. Notes
2.300%	06/12/18	5	$5,022

Airlines — 0.1%
American Airlines 2014-1 Class A, Pass-Through Certificates
3.700%	10/01/26	4	4,396
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates
3.375%	05/01/27	9	9,084
Delta Air Lines 2015-1 Class B, Pass-Through Certificates
4.250%	07/30/23	9	9,261
Delta Air Lines, Inc., Sr. Unsec’d. Notes
2.875%	03/13/20	5	5,065
United Airlines 2014-1 Class B, Pass-Through Certificates
4.750%	04/11/22	4	4,225

			32,031

Auto Manufacturers — 0.1%
General Motors Co., Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,019
General Motors Financial Co., Inc., Gtd. Notes
3.100%	01/15/19	5	5,068
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A
1.950%	09/12/17	5	5,002
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	10,006

			25,095

Banks — 0.6%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	10	10,034
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	20,241
4.244%(c)	04/24/38	20	20,797
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	4,999
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,000
BB&T Corp., Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,059
Citigroup, Inc., Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,016
Sub. Notes
4.450%	09/29/27	10	10,400
4.600%	03/09/26	10	10,493
Fifth Third Bancorp,

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
4.300%	01/16/24	10	$10,621
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	15	15,115
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10	10,847
Sub. Notes
5.150%	05/22/45	5	5,554
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,999
2.750%	06/23/20	10	10,167
Sub. Notes
3.375%	05/01/23	25	25,369
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,173
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	10	10,033
2.625%	11/17/21	10	9,985
4.300%	01/27/45	5	5,171
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,550
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,188
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	10	10,016
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	20	20,280
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,389
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	15,029

			296,525

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	15,454
4.900%	02/01/46	15	16,930
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,181

			37,565

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	5	5,008
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	$5,029
3.550%	08/15/22	10	10,410
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,170

			30,846

Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	2	1,785

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	5	4,822
George Washington University (The), Unsec’d. Notes
4.300%	09/15/44	5	5,308
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,189

			15,319

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,213
DXC Technology Co.,
Sr. Unsec’d. Notes, 144A
2.875%	03/27/20	5	5,063
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17	1	1,003

			16,279

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,996
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	5	5,000
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,040
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	5,024
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,940
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,005

			35,005

Electric — 0.1%
Appalachian Power Co.,

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Sr. Unsec’d. Notes
4.450%	06/01/45	10	$10,757
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	5,026
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,039
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	4,992
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	5,077
5.200%	10/01/19	5	5,311
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,449
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	03/09/20	5	5,047
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,701
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	5,000

			67,399

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,462
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,093

			15,555

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,937

Gas — 0.0%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27	10	10,069

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,097

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	25,079
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,064
Medtronic Global Holdings SCA,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
Gtd. Notes
1.700%	03/28/19	20	$20,013
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	10,074

			60,230

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,522
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	16,166
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	10	10,128
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,778
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,060
3.950%	03/15/27	5	5,211
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,155
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,266

			62,286

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	4,999

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,027
3.300%	03/01/21	5	5,144
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,225
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,199
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	15	15,560
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	21,458
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,139
4.350%	01/30/47	5	5,344
New York Life Global Funding,

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Sec’d. Notes, 144A
1.500%	10/24/19	15	$14,875
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,206
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A
4.270%	05/15/47	20	20,474

			123,651

Internet — 0.0%
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,131

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	15,412

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,803
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,890
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,992
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,453

			37,138

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,011

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,016
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	15,136

			25,152

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,926

Oil & Gas — 0.1%
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,090
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	10	10,105
6.625%	06/15/35	10	10,338

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV (Netherlands), Gtd. Notes
3.250%	05/11/25	10	$10,215

			40,748

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,098

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	10,546
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,154
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,391
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes
3.150%	10/01/26	15	14,245

			35,336

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,297
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,123
Enbridge, Inc. (Canada), Sub. Notes
6.000%(c)	01/15/77	5	5,250
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,272
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	5,003
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,860
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.200%	03/15/28	10	10,103
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	14,662

			55,570

Real Estate — 0.0%
American Campus Communities Operating Partnership LP, Gtd. Notes
3.350%	10/01/20	5	5,130

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,934

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
3.900%	03/15/27	5	$4,877
Crown Castle International Corp., Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,086
4.750%	05/15/47	5	5,088
Federal Realty Investment Trust, Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,018
Kilroy Realty LP, Gtd. Notes
4.250%	08/15/29	5	5,111
4.375%	10/01/25	5	5,243
Kimco Realty Corp., Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,097
Simon Property Group LP, Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,090

			55,544

Retail — 0.1%
AutoZone, Inc., Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,811
3.750%	06/01/27	15	15,004
CVS Health Corp., Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,185
O’Reilly Automotive, Inc., Gtd. Notes
3.550%	03/15/26	5	5,034
QVC, Inc., Sr. Sec’d. Notes
4.850%	04/01/24	5	5,110
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,003

			40,147

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A
3.000%	01/15/22	15	15,134
QUALCOMM, Inc., Sr. Unsec’d. Notes
3.000%	05/20/22	10	10,255

			25,389

Software — 0.0%
Microsoft Corp., Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,927
Oracle Corp., Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,123

			21,050

Telecommunications — 0.1%
AT&T, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes
1.400%	12/01/17	10	$9,992
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.625%	02/21/20	30	30,399

			40,391

Transportation — 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,320
4.150%	04/01/45	10	10,453

			20,773

Trucking & Leasing — 0.0%
GATX Corp., Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,052
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,256

			15,308

TOTAL CORPORATE BONDS (cost $1,332,535)			1,360,470

FOREIGN GOVERNMENT BONDS — 0.1%
Poland Government International Bond (Poland), Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,088
Province of British Columbia (Canada), Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,911
Province of Ontario (Canada), Sr. Unsec’d. Notes
3.000%	07/16/18	10	10,149
Province of Quebec (Canada), Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,173

TOTAL FOREIGN GOVERNMENT BONDS (cost $34,656)			35,321

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California, General Obligation Unlimited, BABS
7.625%	03/01/40	5	7,618
University of California, Revenue Bonds, Series J
4.131%	05/15/45	5	5,165

			12,783

Florida — 0.0%
State Board of Administration Finance Corp., Revenue Bonds
2.638%	07/01/21	5	5,030

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds
2.388%	12/01/23		10	$9,439

Wisconsin — 0.1%
State of Wisconsin, Revenue Bonds
3.954%	05/01/36		15	15,322

TOTAL MUNICIPAL BONDS (cost $42,248)				42,574

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1
2.516%(c)	04/25/29		10	9,609
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1, 144A
3.000%(c)	09/25/55		10	9,671

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,807)				19,280

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Banks
1.375%	05/28/19		30	29,968
Federal National Mortgage Assoc.
1.250%	08/17/21		20	19,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,880)				49,519

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bonds
2.250%	08/15/46		110	96,843
2.500%	02/15/45		128	119,455
2.875%	08/15/45		30	30,168
3.000%	11/15/44		45	46,434
3.000%	05/15/45		20	20,609
3.000%	02/15/47		85	87,683
3.000%	05/15/47		15	15,480
3.125%	11/15/41		133	140,835
3.125%	02/15/43		18	18,488
3.125%	08/15/44	(k)	102	107,765
3.375%	05/15/44		5	5,524
3.500%	02/15/39		5	5,649
3.625%	08/15/43		50	57,520
4.500%	02/15/36		67	86,482
4.500%	05/15/38		155	200,695
5.375%	02/15/31		29	38,976
U.S. Treasury Inflation Indexed Bonds
0.125%	01/15/22		288	310,973
0.125%	04/15/22		258	258,145
0.125%	01/15/23		85	89,214
0.125%	07/15/24		49	49,763
0.375%	07/15/23		43	44,939
0.625%	07/15/21		47	52,254
0.625%	01/15/26		41	42,455

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
0.750%	02/15/42	43	$44,269
1.375%	07/15/18	142	163,899
1.375%	02/15/44	40	45,533
1.750%	01/15/28	36	46,830
1.875%	07/15/19	155	185,110
2.125%	01/15/19	156	183,294
3.375%	04/15/32	4	7,191
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	268	279,771
0.125%	04/15/20	459	480,070
0.125%	04/15/21	628	646,761
0.125%	07/15/26	118	116,098
0.250%	01/15/25	89	90,241
0.375%	07/15/25	81	83,294
0.375%	01/15/27	57	56,663
0.625%	01/15/24	60	63,236
0.625%	02/15/43	24	23,772
0.750%	02/15/45	27	26,291
0.875%	02/15/47	13	12,778
1.000%	02/15/46	18	18,454
1.125%	01/15/21	189	219,589
1.250%	07/15/20	283	330,526
2.125%	02/15/40	18	25,324
2.500%	01/15/29	41	55,862
2.625%	07/15/17	15	17,709
3.875%	04/15/29	6	12,721
U.S. Treasury Notes
1.125%	06/30/21	75	73,198
1.125%	07/31/21	45	43,861
1.125%	08/31/21	10	9,738
1.375%	12/15/19	60	59,873
1.375%	02/29/20	5	4,982
1.375%	05/31/21	105	103,544
1.625%	11/15/22	10	9,834
1.750%	09/30/19	105	105,755
1.750%	10/31/20	80	80,338
1.750%	05/31/22	5	4,971
1.875%	03/31/22	50	50,029
2.000%	12/31/21	120	120,867
2.000%	02/15/22	15	15,113
2.250%	11/15/24	5	5,028
2.250%	11/15/25	135	135,032
2.250%	02/15/27	90	89,582
2.625%	11/15/20	8	8,257

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,124,859)			6,081,637

TOTAL LONG-TERM INVESTMENTS (cost $44,025,128)			49,044,146

		Shares
SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 – Prudential Core Ultra Short Bond Fund(w)		1,074,293	1,074,293

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $345,204; includes $344,803 of cash collateral for securities on loan)(b)(w)	345,170	$345,204

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,419,497)		1,419,497

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.0% (cost $45,444,625)		50,463,643

	Notional Amount (000)#
OPTION WRITTEN* — (0.1)%
Call Option
S&P 500 Index Futures, expiring 08/18/17, Strike Price $2,425.00 (premiums received $57,727)	18	(53,965)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.9% (cost $45,386,898)		50,409,678
Liabilities in excess of other assets(z) — (0.9)%		(452,201)

NET ASSETS — 100.0%		$49,957,477

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $162 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $336,108; cash collateral of $344,803 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $110,959 is 0.2% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
1	10 Year U.S. Treasury Notes	Sep. 2017	$125,898	$125,531	$(367)
9	S&P 500 E-Mini Index	Sep. 2017	1,099,711	1,089,405	(10,306)

					(10,673)

Short Position:
2	5 Year U.S. Treasury Notes	Sep. 2017	235,856	235,672	184

					$(10,489)

A security with a market value of $71,949 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 07/19/17	Bank of America	GBP	15	$19,136	$19,550	$(414)
Japanese Yen,
Expiring 07/19/17	Citibank	JPY	3,239	29,463	28,822	641

				$48,599	$48,372	$227

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$26,836,725	$9,625,083	$—
Preferred Stocks	85,137	10,772	—
Rights	14	—	162
Unaffiliated Funds	4,554,140	—	—
Asset-Backed Securities
Automobiles	—	138,620	—
Equipment	—	36,946	—
Other	—	25,000	—
Commercial Mortgage-Backed Securities	—	142,746	—
Corporate Bonds	—	1,360,470	—
Foreign Government Bonds	—	35,321	—
Municipal Bonds	—	42,574	—
Residential Mortgage-Backed Securities	—	19,280	—
U.S. Government Agency Obligations	—	49,519	—
U.S. Treasury Obligations	—	6,081,637	—
Affiliated Mutual Funds	1,419,497	—	—
Option Written	(53,965)	—	—
Other Financial Instruments*
Futures Contracts	(10,489)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	227	—

Total	$32,831,059	$17,568,195	$162

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Treasury Obligations	12.2%
Unaffiliated Funds	9.1
Banks	6.2
Insurance	3.8
Equity Real Estate Investment Trusts (REITs)	3.7
Pharmaceuticals	3.6
Internet Software & Services	3.3
Software	2.9
Health Care Equipment & Supplies	2.9
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.8
IT Services	2.8
Capital Markets	2.7
Oil, Gas & Consumable Fuels	2.5
Internet & Direct Marketing Retail	2.2
Health Care Providers & Services	2.1
Media	2.0
Electric Utilities	1.8
Metals & Mining	1.8
Chemicals	1.7
Semiconductors & Semiconductor Equipment	1.6
Aerospace & Defense	1.6
Tobacco	1.5
Food Products	1.5
Biotechnology	1.4
Machinery	1.3
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.2
Technology Hardware, Storage & Peripherals	1.2
Specialty Retail	1.2
Food & Staples Retailing	1.0
Automobiles	0.9
Life Sciences Tools & Services	0.8
Containers & Packaging	0.8
Airlines	0.7
Real Estate Management & Development	0.7
Beverages	0.7
Diversified Telecommunication Services	0.6
Professional Services	0.6
Auto Components	0.6
Building Products	0.5
Electronic Equipment, Instruments & Components	0.5
Trading Companies & Distributors	0.4
Household Products	0.4
Communications Equipment	0.4
Electrical Equipment	0.4
Commercial Services & Supplies	0.4
Wireless Telecommunication Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.4
Consumer Finance	0.3
Multi-Utilities	0.3
Multiline Retail	0.3
Commercial Mortgage-Backed Securities	0.3
Gas Utilities	0.3
Road & Rail	0.3
Diversified Financial Services	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2

Energy Equipment & Services	0.2%
Construction Materials	0.2
Personal Products	0.2
Leisure Products	0.2
Electric	0.1
Diversified Consumer Services	0.1
Healthcare-Services	0.1
Air Freight & Logistics	0.1
Healthcare-Products	0.1
Pipelines	0.1
Real Estate Investment Trusts (REITs)	0.1
U.S. Government Agency Obligations	0.1
Water Utilities	0.1
Municipal Bonds	0.1
Independent Power & Renewable Electricity Producers	0.1
Construction & Engineering	0.1
Oil & Gas	0.1
Telecommunications	0.1
Retail	0.1
Equipment	0.1
Transportation Infrastructure	0.1
Foreign Government Bonds	0.1
Distributors	0.1
Paper & Forest Products	0.1
Advertising	0.1
Semiconductors	0.1
Miscellaneous Manufacturing	0.1
Auto Manufacturers	0.1
Other	0.0	*
Thrifts & Mortgage Finance	0.0	*
Transportation	0.0	*
Health Care Technology	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Marine	0.0	*
Computers	0.0	*
Electronics	0.0	*
Machinery-Diversified	0.0	*
Commercial Services	0.0	*
Trucking & Leasing	0.0	*
Healthcare Equipment & Supplies	0.0	*
Forest Products & Paper	0.0	*
Hand/Machine Tools	0.0	*
Gas	0.0	*
Mining	0.0	*
Multi-National	0.0	*
Internet	0.0	*
Real Estate	0.0	*
Packaging & Containers	0.0	*
Agriculture	0.0	*
Home Furnishings	0.0	*

	101.0
Options Written	(0.1)
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$10,306	*
Equity contracts	Unaffiliated investments	176		Options written outstanding, at value	53,965
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	641		Unrealized depreciation on OTC forward foreign currency exchange contracts	414
Interest rate contracts	Due from/to broker — variation margin futures	184	*	Due from/to broker — variation margin futures	367	*

Total		$1,001			$65,052

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Written	Futures	Forward Currency Contracts(2)	Total
Equity contracts	$1	$(97,771)	$73,150	$—	$(24,620)
Foreign exchange contracts	—	—	—	1,628	1,628
Interest rate contracts	—	—	(1,130)	—	(1,130)

Total	$1	$(97,771)	$72,020	$1,628	$(24,122)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Written	Futures	Forward Currency Contracts(4)	Total
Equity contracts	$14	$(271)	$3,810	$(2,632)	$—	$921
Foreign exchange contracts	—	—	—	—	(2,617)	(2,617)
Interest rate contracts	—	—	—	278	—	278

Total	$14	$(271)	$3,810	$(2,354)	$(2,617)	$(1,418)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Written(3)	Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Sold(2)
$7,333	$1,172,678	$273,915	$51,226

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$336,108	$(336,108)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Citigroup Global Markets	641	—	—	641

	$641

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Bank of America	$(414)	$—	$—	$(414)
Citigroup Global Markets	—	—	—	—

	$(414)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $336,108:
Unaffiliated investments (cost $44,025,128)	$49,044,146
Affiliated investments (cost $1,419,497)	1,419,497
Cash.	6
Foreign currency, at value (cost $65,682)	65,915
Receivable for investments sold	300,195
Dividends and interest receivable	94,165
Tax reclaim receivable	15,276
Receivable for fund share sold	5,828
Receivable from affiliate	1,008
Unrealized appreciation on OTC forward foreign currency exchange contracts	641
Due from broker-variation margin futures	468
Prepaid expenses	76

Total Assets	50,947,221

LIABILITIES:
Payable for investments purchased	406,382
Payable to broker for collateral for securities on loan	344,803
Custodian fees payable	127,935
Options written outstanding, at value (premiums received
$57,727)	53,965
Accrued expenses and other liabilities	41,111
Management fees payable	12,281
Distribution fee payable	1,365
Payable for fund share repurchased	1,123
Unrealized depreciation on OTC forward foreign currency exchange contracts.	414
Affiliated transfer agent fee payable	365

Total Liabilities	989,744

NET ASSETS	$49,957,477

Net assets were comprised of:
Paid-in capital	$43,563,686
Retained earnings	6,393,791

Net assets, June 30, 2017	$49,957,477

Net asset value and redemption price per share, $49,957,477 / 4,078,845 outstanding shares of beneficial interest	$12.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $20,229, of which $1,493 is reimbursable by an affiliate)	$455,755
Interest income	84,493
Affiliated dividend income	3,230
Income from securities lending, net (including affiliated income of $143)	1,505

544,983

EXPENSES
Management fees	164,424
Distribution fee	56,117
Custodian and accounting fees	175,000
Audit fee	13,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	30,632

Total expenses	458,173
Less: management fee waivers and/or expense reimbursement	(236,214)

Net expenses	221,959

NET INVESTMENT INCOME (LOSS)	323,024

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(35))	660,252
Futures transactions	72,020
Options written transactions	(97,771)
Foreign currency transactions	3,726

638,227

Net change in unrealized appreciation (depreciation) on:
Investments	3,232,787
Futures	(2,354)
Options written	3,810
Foreign currencies	(1,734)

3,232,509

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	3,870,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,193,760

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$323,024	$477,144
Net realized gain (loss) on investment and foreign currency transactions	638,227	(237,576)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,232,509	2,326,009

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,193,760	2,565,577

FUND SHARE TRANSACTIONS:
Fund share sold [569,199 and 1,281,649 shares, respectively]	6,753,157	13,692,275
Fund share repurchased [136,843 and 710,093 shares, respectively]	(1,617,403)	(7,538,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,135,754	6,153,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,329,514	8,719,235
NET ASSETS:
Beginning of period	40,627,963	31,908,728

End of period	$49,957,477	$40,627,963

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.5%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B
1.789%(c)	10/08/19	2,753	$2,755,975
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A
1.590%	02/22/21	223	222,980
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A
1.530%	11/16/20	1,280	1,277,787
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A
1.689%(c)	07/15/20	4,120	4,134,159
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 144A
1.820%	01/15/19	384	384,643
Series 2016-1A, Class A2B, 144A
2.209%(c)	01/15/19	384	384,959
Series 2016-2A, Class B, 144A
2.300%	11/15/19	930	931,446
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A
1.590%	05/20/25	1,127	1,127,026

			11,218,975

Equipment — 0.1%
Kubota Credit Owner Trust, Series 2016-1A, Class A2, 144A
1.250%	04/15/19	1,525	1,523,052

TOTAL ASSET-BACKED SECURITIES (cost $12,731,962)			12,742,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BBCMS Mortgage Trust, Series 2017-C1, Class A4
3.674%	02/15/50	720	749,873
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.865%	01/10/48	605	635,271
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A4
3.762%	06/10/48	185	193,584
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.853%	10/15/45	410	413,224
Series 2012-CR5, Class A4
2.771%	12/10/45	792	795,825
Series 2013-CR7, Class A4
3.213%	03/10/46	535	547,443
Series 2013-CR7, Class XA, IO
1.484%(c)	03/10/46	2,524	137,932
Series 2013-CR8, Class A5
3.612%(c)	06/10/46	730	762,192
Series 2013-CR10, Class A4
4.210%(c)	08/10/46	115	123,886
Series 2013-CR10, Class XA, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
1.067%(c)	08/10/46	3,997	$137,541
Series 2013-LC6, Class A4
2.941%	01/10/46	272	274,910
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	954,941
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	882,076
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	100,937
Series 2015-DC1, Class A5
3.350%	02/10/48	725	736,006
Series 2015-PC1, Class A5
3.902%	07/10/50	673	707,187
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3
3.544%	11/15/48	770	790,821
Series 2015-C4, Class A4
3.808%	11/15/48	570	595,712
Series 2016-C5, Class A5
3.757%	11/15/48	63	65,661
Series 2016-C7, Class A5
3.502%	11/15/49	490	499,328
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.074%	01/10/47	180	192,257
Series 2014-GC26, Class A5
3.629%	11/10/47	955	994,168
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/47	845	884,348
Series 2015-C28, Class A3
2.912%	10/15/48	215	213,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL
2.617%(c)	02/12/51	740	708,311
Series 2012-C8, Class A3
2.829%	10/15/45	795	805,090
Series 2012-LC9, Class A5
2.840%	12/15/47	318	321,682
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4
3.176%	08/15/45	645	664,843
Series 2013-C7, Class A4
2.918%	02/15/46	190	192,597
Series 2013-C8, Class A4
3.134%	12/15/48	840	859,302
Series 2013-C10, Class A4
4.219%(c)	07/15/46	180	193,704
Series 2015-C24, Class A4
3.732%	05/15/48	1,320	1,381,670
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3
3.337%	12/15/49	365	370,262
Series 2016-UB12, Class A4
3.596%	12/15/49	765	790,683
Series 2017-H1, Class XA, IO
1.465%(c)	06/15/50	1,205	121,534

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/49		785	$804,319
Series 2013-C5, Class A4
3.185%	03/10/46		785	802,986
Series 2013-C6, Class A4
3.244%	04/10/46		785	804,975
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5
3.405%	12/15/47		970	991,112
Series 2015-C26, Class A4
3.166%	02/15/48		10	10,057
Series 2015-C27, Class A5
3.451%	02/15/48		785	804,330
Series 2015-C28, Class A3
3.290%	05/15/48		195	197,619
Series 2015-C29, Class A4
3.637%	06/15/48		480	498,866
Series 2015-C30, Class A3
3.411%	09/15/58		165	168,749
Series 2015-SG1, Class A4
3.789%	09/15/48		770	806,271
Series 2016-LC24, Class A4
2.942%	10/15/49		170	167,003
Series 2016-NXS6, Class A4
2.918%	11/15/49		360	352,845
Series 2017-C38, Class A5
3.453%	07/15/50		780	797,987
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.431%	06/15/45		955	990,921
Series 2012-C9, Class A3
2.870%	11/15/45		185	187,450
Series 2012-C10, Class A3
2.875%	12/15/45		980	988,037
Series 2014-C19, Class A5
4.101%	03/15/47		165	176,022
Series 2014-C20, Class A4
3.723%	05/15/47		145	151,421
Series 2014-C24, Class A5
3.607%	11/15/47		453	470,089

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,003,089)				28,968,965

CORPORATE BONDS — 37.8%
Belgium — 0.8%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes
3.300%	02/01/23		4,025	4,144,667
3.650%	02/01/26		2,225	2,292,351
4.700%	02/01/36		2,455	2,702,079
4.900%	02/01/46		965	1,089,139
Anheuser-Busch Inbev SA, Gtd. Notes, EMTN
1.500%	03/17/25	EUR	2,750	3,253,577

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Belgium (continued)
Anheuser-Busch InBev SA, Gtd. Notes, EMTN
2.000%	03/17/28	EUR	1,500	$1,788,927

				15,270,740

Bermuda — 0.0%
XLIT Ltd., Gtd. Notes
5.500%	03/31/45		775	827,077

Canada — 0.6%
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes
2.950%	01/15/23		4,270	4,235,972
CDP Financial, Inc., Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,781,857
Emera US Finance LP, Gtd. Notes
2.150%	06/15/19		1,105	1,103,972
3.550%	06/15/26		1,550	1,553,588
Fortis, Inc., Sr. Unsec’d. Notes, 144A
2.100%	10/04/21		1,260	1,234,099

				12,909,488

Denmark — 0.4%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A
2.000%	09/08/21		3,095	3,042,487
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21		2,200	2,232,138
Sub. Notes, EMTN
2.750%(c)	05/19/26	EUR	2,350	2,861,165

				8,135,790

France — 1.5%
Air Liquide Finance SA, Gtd. Notes, 144A
2.250%	09/27/23		1,610	1,556,455
AXA SA, Sub. Notes, EMTN
3.375%(c)	07/06/47	EUR	900	1,092,794
BNP Paribas SA, Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,445	3,479,302
3.800%	01/10/24		3,225	3,358,586
Sub. Notes, EMTN
2.875%	10/01/26	EUR	805	976,199
Credit Agricole SA, Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR	1,900	2,176,634
Sub. Notes
2.625%	03/17/27	EUR	1,020	1,216,151
Danone SA, Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		5,675	5,536,967
Sr. Unsec’d. Notes, EMTN
0.709%	11/03/24		EUR 1,400	1,580,257

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
France (continued)
RCI Banque SA, Sr. Unsec’d. Notes, EMTN
3.000%	05/09/19	GBP	2,275	$3,053,030
Societe Generale SA, Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,487,235
Valeo SA, Sr. Unsec’d. Notes, EMTN
1.625%	03/18/26	EUR	1,300	1,525,113

				30,038,723

Germany — 1.3%
BMW Finance NV, Gtd. Notes, EMTN
1.750%	11/20/17	GBP	1,760	2,301,318
BMW US Capital LLC, Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,307,604
2.000%	04/11/21		2,930	2,903,604
Daimler Finance North America LLC, Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,643,045
Deutsche Bank AG, Sr. Unsec’d. Notes, EMTN
1.500%	01/20/22	EUR	1,500	1,754,200
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		2,465	2,464,519
Deutsche Telekom International Finance BV, Gtd. Notes, EMTN
3.250%	01/17/28	EUR	1,650	2,199,724
innogy Finance BV, Gtd. Notes, EMTN
3.000%	01/17/24	EUR	1,700	2,195,896
Volkswagen Leasing GmbH, Gtd. Notes, EMTN
2.625%	01/15/24	EUR	4,025	5,003,773

				25,773,683

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd., Sr. Unsec’d. Notes
3.625%	10/31/24		2,525	2,604,482

Ireland — 0.1%
AIB Mortgage Bank, Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	926,154
Bank of Ireland Mortgage Bank, Covered Bonds
1.750%	03/19/19	EUR	1,275	1,505,557

				2,431,711

Italy — 0.7%
Enel Finance International NV, Gtd. Notes, EMTN
1.966%	01/27/25	EUR	4,250	5,142,129
FCA Bank SpA, Gtd. Notes, EMTN
2.625%	04/17/19	EUR	5,825	6,930,562

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Italy (continued)
UniCredit SpA, Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		1,315	$1,346,748

				13,419,439

Mexico — 0.2%
Petroleos Mexicanos, Gtd. Notes
3.500%	01/30/23		780	747,630
Gtd. Notes, MTN
6.875%	08/04/26		2,205	2,443,140

				3,190,770

Netherlands — 0.6%
Achmea BV, Jr. Sub. Notes, EMTN
4.250%(c)	12/29/49	EUR	1,000	1,102,229
Sr. Unsec’d. Notes, EMTN
2.500%	11/19/20	EUR	1,265	1,543,250
Sub. Notes, EMTN
6.000%(c)	04/04/43	EUR	360	463,124
ING Bank NV, Sub. Notes, EMTN
4.125%(c)	11/21/23		3,800	3,882,696
ING Groep NV, Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,126,047
3.950%	03/29/27		1,070	1,112,632
Koninklijke KPN NV, Sr. Unsec’d. Notes, GMTN
0.625%	04/09/25	EUR	2,200	2,397,853

				11,627,831

Spain — 0.5%
Bankia SA, Covered Bonds
1.000%	09/25/25	EUR	900	1,032,975
1.125%	08/05/22	EUR	1,300	1,538,966
Gas Natural Fenosa Finance BV, Gtd. Notes, EMTN
1.375%	01/19/27	EUR	2,000	2,264,687
Telefonica Emisiones SAU, Gtd. Notes, EMTN
1.460%	04/13/26	EUR	1,500	1,701,527
1.477%	09/14/21	EUR	1,000	1,187,813
1.528%	01/17/25	EUR	2,500	2,897,469

				10,623,437

Sweden — 0.4%
Nordea Bank AB, Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		3,900	3,874,744
Skandinaviska Enskilda Banken AB, Sr. Unsec’d. Notes, 144A
1.806%(c)	09/13/19		3,250	3,261,989

				7,136,733

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Switzerland — 0.6%
Credit Suisse AG, Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	$1,601,153
Demeter Investments BV for Swiss Re Ltd., Sub. Notes
5.750%(c)	08/15/50		1,475	1,592,999
Glencore Finance Europe SA, Gtd. Notes, EMTN
1.250%	03/17/21	EUR	1,675	1,942,050
UBS Group Funding Switzerland AG, Gtd. Notes
1.500%	11/30/24	EUR	2,875	3,361,111
Gtd. Notes, 144A
4.125%	09/24/25		3,415	3,579,723

				12,077,036

United Kingdom — 2.4%
Barclays PLC, Sub. Notes
4.836%	05/09/28		940	960,953
BAT International Finance PLC, Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,090,642
3.500%	06/15/22		2,100	2,164,367
Gtd. Notes, EMTN
2.750%	03/25/25	EUR	2,400	3,012,025
4.000%	11/23/55	GBP	700	1,073,318
BP Capital Markets PLC, Gtd. Notes
2.500%	11/06/22		3,800	3,763,919
2.750%	05/10/23		2,050	2,041,376
3.561%	11/01/21		1,425	1,491,548
Gtd. Notes, EMTN
1.373%	03/03/22	EUR	4,400	5,217,684
Imperial Brands Finance PLC, Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,187,799
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,429,119
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,384,720
Sr. Unsec’d. Notes
3.500%	02/11/23		1,500	1,531,199
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes
3.498%(c)	05/15/23		3,205	3,225,784
Santander UK PLC, Covered Bonds, EMTN
5.125%	04/14/21	GBP	825	1,236,793
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,924,387
Sky PLC, Gtd. Notes, EMTN
1.500%	09/15/21	EUR	2,055	2,429,544
Virgin Media Finance PLC, Gtd. Notes, 144A
5.750%	01/15/25		225	233,438
Gtd. Notes, MTN
4.500%	01/15/25	EUR	1,000	1,190,168

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP	150	$204,920
WPP Finance SA, Gtd. Notes, EMTN
2.250%	09/22/26		EUR	2,000	2,436,485

					47,230,188

United States — 27.6%
Aetna, Inc., Sr. Unsec’d. Notes
2.800%	06/15/23			2,485	2,480,689
Air Lease Corp., Sr. Unsec’d. Notes
3.375%	01/15/19			3,605	3,672,057
Allergan Funding SCS, Gtd. Notes
0.500%	06/01/21		EUR	2,825	3,219,991
1.250%	06/01/24		EUR	2,255	2,562,199
3.800%	03/15/25			850	879,197
4.750%	03/15/45			535	577,515
Altria Group, Inc., Gtd. Notes
4.000%	01/31/24			4,275	4,560,989
9.700%	11/10/18			8,475	9,353,002
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18			5,050	5,419,781
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
4.850%	03/15/21	(a)		1,340	1,430,236
6.450%	09/15/36			1,450	1,706,783
6.600%	03/15/46			1,165	1,438,811
6.950%	06/15/19			835	905,110
Anthem, Inc., Sr. Unsec’d. Notes
3.125%	05/15/22			2,225	2,266,456
3.500%	08/15/24			2,900	2,980,959
4.650%	01/15/43			2,700	2,909,876
Aon PLC, Gtd. Notes
4.750%	05/15/45			2,600	2,813,205
Apache Corp., Sr. Unsec’d. Notes
5.100%	09/01/40			250	255,409
AT&T, Inc., Sr. Unsec’d. Notes
3.400%	05/15/25			1,800	1,769,561
3.600%	02/17/23			75	76,760
3.950%	01/15/25			925	942,742
4.125%	02/17/26			1,400	1,435,377
4.750%	05/15/46			1,875	1,838,633
Bank of America Corp., Sr. Unsec’d. Notes
5.750%	12/01/17			2,525	2,567,731
5.875%	01/05/21			1,950	2,167,300
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24		EUR	1,275	1,563,772
Sr. Unsec’d. Notes, GMTN

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
3.500%	04/19/26		975	$978,321
Sr. Unsec’d. Notes, MTN
2.336%(c)	10/21/22		3,175	3,223,708
Sub. Notes, EMTN
0.219%(c)	09/14/18	EUR	1,125	1,286,977
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,289,184
4.200%	08/26/24		2,275	2,361,687
4.450%	03/03/26		4,400	4,579,274
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,108,125
2.750%	03/15/23		545	552,221
BlackRock, Inc., Sr. Unsec’d. Notes
3.200%	03/15/27		1,625	1,644,773
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A
3.000%	01/15/22		3,100	3,127,708
3.625%	01/15/24		3,180	3,253,134
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes
5.150%	09/01/43		1,600	1,915,293
Capital One NA, Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	4,024,035
CBS Corp., Gtd. Notes
3.500%	01/15/25		975	988,100
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes
4.908%	07/23/25		3,725	4,024,188
Chubb INA Holdings, Inc., Gtd. Notes
2.300%	11/03/20		2,855	2,871,279
2.875%	11/03/22		1,605	1,632,731
Citigroup, Inc., Sr. Unsec’d. Notes
3.750%	06/16/24		1,925	1,994,972
3.887%(c)	01/10/28		1,550	1,575,209
Sub. Notes
4.125%	07/25/28		2,350	2,385,541
4.450%	09/29/27		530	551,210
4.600%	03/09/26		2,650	2,780,751
Cleco Corporate Holdings LLC, Sr. Sec’d. Notes
3.743%	05/01/26		1,550	1,554,529
CNA Financial Corp., Sr. Unsec’d. Notes
5.750%	08/15/21		2,975	3,320,183
7.250%	11/15/23		2,575	3,116,873
Comcast Corp., Gtd. Notes
2.350%	01/15/27		2,075	1,947,551
2.750%	03/01/23		1,855	1,873,121
3.375%	08/15/25		1,175	1,205,443

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Connecticut Light & Power Co. (The), First Mortgage
4.150%	06/01/45			2,450	$2,591,848
ConocoPhillips Co., Gtd. Notes
2.875%	11/15/21			415	421,661
4.200%	03/15/21			810	858,798
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
5.850%	04/01/18			8,675	8,947,942
Constellation Brands, Inc., Gtd. Notes
2.700%	05/09/22			685	684,164
Crown Americas LLC/Crown Americas Capital Corp. V, Gtd. Notes, 144A
4.250%	09/30/26			3,685	3,675,788
Crown Castle International Corp., Sr. Unsec’d. Notes
2.250%	09/01/21			1,975	1,943,011
CVS Health Corp., Sr. Unsec’d. Notes
2.125%	06/01/21			1,800	1,778,054
Devon Energy Corp., Sr. Unsec’d. Notes
5.600%	07/15/41			2,270	2,357,574
5.850%	12/15/25			1,325	1,505,705
Dominion Energy, Inc., Sr. Unsec’d. Notes
2.000%	08/15/21			1,165	1,142,618
2.850%	08/15/26			2,425	2,311,583
4.450%	03/15/21			2,625	2,807,573
4.900%	08/01/41			900	983,483
Duke Energy Carolinas LLC, First Mortgage
4.250%	12/15/41			2,225	2,376,887
First Ref. Mortgage
2.500%	03/15/23			3,700	3,707,574
3.875%	03/15/46			925	943,129
Duke Energy Florida LLC, First Mortgage
3.400%	10/01/46			875	812,143
Entergy Corp., Sr. Unsec’d. Notes
2.950%	09/01/26			5,415	5,185,204
Enterprise Products Operating LLC, Gtd. Notes
3.950%	02/15/27	(a)		825	852,732
Exelon Corp., Sr. Unsec’d. Notes
2.450%	04/15/21			485	483,667
3.400%	04/15/26			1,500	1,494,941
5.150%	12/01/20			2,000	2,157,137
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes
0.400%	01/15/21		EUR	3,810	4,340,591
2.250%	08/15/21			2,540	2,512,665
5.000%	10/15/25			1,400	1,563,356

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Fifth Third Bank, Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	$4,008,254
Sub. Notes
3.850%	03/15/26	1,525	1,552,656
FirstEnergy Corp., Sr. Unsec’d. Notes
2.850%	07/15/22	4,875	4,870,379
7.375%	11/15/31	2,925	3,848,285
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
2.155%(c)	01/09/20	8,050	8,106,930
2.551%	10/05/18	2,300	2,315,139
3.200%	01/15/21	1,700	1,725,491
5.750%	02/01/21	1,750	1,925,600
GE Capital International Funding Co. Unlimited Co., Gtd. Notes
2.342%	11/15/20	1,306	1,316,441
3.373%	11/15/25	4,875	5,040,540
4.418%	11/15/35	2,050	2,231,195
General Electric Co., Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	3,000,545
Sub. Notes, MTN
5.300%	02/11/21	451	498,758
General Motors Co., Sr. Unsec’d. Notes
3.500%	10/02/18	145	147,546
General Motors Financial Co., Inc., Gtd. Notes
3.000%	09/25/17	1,875	1,880,229
3.200%	07/06/21	4,940	4,995,526
3.700%	11/24/20	5,400	5,587,217
Georgia Power Co., Sr. Unsec’d. Notes
4.300%	03/15/42	775	794,773
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
2.350%	11/15/21	2,975	2,934,971
2.550%	10/23/19	1,500	1,516,369
2.625%	04/25/21	505	506,002
2.750%	09/15/20	2,480	2,509,879
3.500%	01/23/25	6,175	6,242,085
3.500%	11/16/26	1,600	1,591,514
3.850%	01/26/27	365	371,317
Sub. Notes
4.250%	10/21/25	2,325	2,403,259
6.750%	10/01/37	1,275	1,655,002
Great Plains Energy, Inc., Sr. Unsec’d. Notes
2.500%	03/09/20	3,705	3,739,575
3.150%	04/01/22	1,795	1,813,973
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes
5.125%	04/15/22	1,300	1,443,074
HCA, Inc., Sr. Sec’d. Notes
4.500%	02/15/27	3,610	3,713,788

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co., Sub. Notes
4.250%	10/01/27		3,700	$3,859,474
5.625%	08/16/43		1,050	1,261,464
Kaiser Foundation Hospitals, Gtd. Notes
3.150%	05/01/27		500	500,315
4.150%	05/01/47		1,570	1,626,751
4.875%	04/01/42		890	1,013,005
Kerr-McGee Corp., Gtd. Notes
6.950%	07/01/24		210	246,283
Kinder Morgan Energy Partners LP, Gtd. Notes
5.300%	09/15/20		820	882,732
Kinder Morgan, Inc., Gtd. Notes
7.250%	06/01/18		6,300	6,594,752
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,493,706
Kraft Heinz Foods Co., Gtd. Notes
2.800%	07/02/20		2,900	2,943,378
Liberty Mutual Group, Inc., Gtd. Notes, 144A
4.850%	08/01/44		750	804,683
Marathon Oil Corp., Sr. Unsec’d. Notes
2.800%	11/01/22		2,050	1,965,435
MetLife, Inc., Sr. Unsec’d. Notes
4.050%	03/01/45		900	907,621
4.368%	09/15/23		2,150	2,353,743
Metropolitan Life Global Funding I, Sec’d. Notes, 144A
3.450%	12/18/26		1,525	1,563,098
Microsoft Corp., Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	4,207,240
Molson Coors Brewing Co., Gtd. Notes
1.250%	07/15/24	EUR	1,225	1,389,874
2.100%	07/15/21		1,785	1,755,319
3.000%	07/15/26		1,100	1,058,030
Morgan Stanley, Sr. Unsec’d. Notes, GMTN
1.000%	12/02/22	EUR	3,120	3,584,832
1.375%	10/27/26	EUR	2,275	2,514,434
1.750%	01/30/25	EUR	3,300	3,859,561
5.500%	07/24/20		2,650	2,893,304
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		1,695	1,647,959
Sub. Notes, MTN
3.950%	04/23/27		4,625	4,666,704
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A
1.900%	09/14/21		3,975	3,880,697

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Noble Energy, Inc., Sr. Unsec’d. Notes
4.150%	12/15/21			4,400	$4,636,213
5.250%	11/15/43			1,075	1,113,831
8.250%	03/01/19			3,475	3,811,894
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
5.300%	06/01/42			790	953,412
7.000%	09/01/22			450	541,713
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
6.050%	03/01/34			1,150	1,483,946
Parker-Hannifin Corp., Sr. Unsec’d. Notes, 144A
1.125%	03/01/25		EUR	1,370	1,559,033
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
3.200%	07/15/20			3,000	3,076,695
3.375%	02/01/22			1,625	1,664,624
Philip Morris International, Inc., Sr. Unsec’d. Notes
3.250%	11/10/24			5,675	5,777,417
5.650%	05/16/18			7,175	7,421,834
Pioneer Natural Resources Co., Sr. Unsec’d. Notes
3.950%	07/15/22			2,922	3,061,859
4.450%	01/15/26			2,175	2,286,912
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes
4.500%	12/15/26	(a)		750	758,512
PNC Bank NA, Sr. Unsec’d. Notes
3.300%	10/30/24			3,200	3,275,706
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20			2,000	2,028,310
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes
3.300%	03/08/22			1,375	1,425,443
Sub. Notes
3.900%	04/29/24			2,000	2,088,766
Principal Financial Group, Inc., Gtd. Notes
3.300%	09/15/22			900	924,964
4.300%	11/15/46			750	780,198
Republic Services, Inc., Sr. Unsec’d. Notes
2.900%	07/01/26			1,600	1,568,674
4.750%	05/15/23			1,850	2,033,701
Reynolds American, Inc., Gtd. Notes
4.450%	06/12/25			8,350	8,945,773
4.850%	09/15/23			1,278	1,409,001
RJ Reynolds Tobacco Co., Gtd. Notes
8.125%	06/23/19			8,225	9,173,466
SCANA Corp., Sr. Unsec’d. Notes, MTN
6.250%	04/01/20			5,000	5,413,510

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes
2.750%	06/01/22	2,485	$2,483,516
3.125%	06/01/24	915	919,635
Southern Co. (The), Sr. Unsec’d. Notes
2.150%	09/01/19	6,050	6,052,710
Southern Power Co., Sr. Unsec’d. Notes
1.950%	12/15/19	5,231	5,211,494
Sunoco Logistics Partners Operations LP, Gtd. Notes
3.900%	07/15/26	3,750	3,679,470
4.400%	04/01/21	3,805	3,998,035
5.300%	04/01/44	800	779,907
5.950%	12/01/25	1,375	1,546,319
Time Warner Cable LLC, Sr. Sec’d. Notes
5.000%	02/01/20	7,021	7,489,968
6.550%	05/01/37	675	806,028
6.750%	07/01/18	9,200	9,625,114
8.250%	04/01/19	3,725	4,109,245
8.750%	02/14/19	3,500	3,849,678
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes
8.375%	03/15/23	5,575	7,014,816
8.375%	07/15/33	575	789,424
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21	4,415	4,369,852
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,800	1,866,629
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,931,023
3.350%	07/15/22	975	1,017,915
4.250%	04/15/47	2,105	2,244,031
Unum Group, Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,988,254
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.992%(c)	09/14/18	7,625	7,762,967
3.500%	11/01/21	3,350	3,464,232
4.272%	01/15/36	1,525	1,471,863
Sr. Unsec’d. Notes, 144A
2.946%	03/15/22	8,399	8,457,356
Viacom, Inc., Sr. Unsec’d. Notes
3.450%	10/04/26	2,075	1,999,078
4.375%	03/15/43	1,170	1,040,012
Visa, Inc., Sr. Unsec’d. Notes
2.800%	12/14/22	3,075	3,130,771
3.150%	12/14/25	1,005	1,020,343
Voya Financial, Inc., Gtd. Notes
2.900%	02/15/18	6,838	6,884,252

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Wells Fargo & Co., Sr. Unsec’d. Notes
3.000%	10/23/26		1,020	$993,232
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		4,075	4,133,338
3.550%	09/29/25		4,450	4,524,302
3.584%(c)	05/22/28		3,370	3,405,826
4.600%	04/01/21		1,350	1,455,234
Sub. Notes, GMTN
4.300%	07/22/27		2,210	2,314,796
4.900%	11/17/45		650	708,746
Sub. Notes, MTN
4.100%	06/03/26		3,415	3,536,130
4.400%	06/14/46		775	784,611
Wells Fargo Bank NA, Sr. Unsec’d. Notes
1.750%	05/24/19		3,900	3,892,434
1.792%(c)	05/24/19		3,900	3,932,577
Williams Partners LP, Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,312,344
3.600%	03/15/22		1,340	1,369,020
4.500%	11/15/23		1,660	1,758,513

				548,501,243

TOTAL CORPORATE BONDS (cost $744,329,063)				751,798,371

FOREIGN GOVERNMENT BONDS — 45.7%
Australia Government Bond (Australia), Sr. Unsec’d. Notes
5.500%	01/21/18	AUD	520	408,252
5.750%	05/15/21	AUD	25,635	22,390,859
Austria Government Bond (Austria), Sr. Unsec’d. Notes, 144A
3.650%	04/20/22	EUR	4,410	5,944,126
4.150%	03/15/37	EUR	2,355	4,043,142
Bundesobligation (Germany), Bonds
0.250%	10/11/19	EUR	7,159	8,327,201
0.417%(s)	10/08/21	EUR	31,310	36,218,883
1.000%	02/22/19	EUR	8,690	10,190,507
Bundesrepublik Deutschland (Germany), Bonds
0.312%(s)	08/15/26	EUR	33,019	36,369,851
1.000%	08/15/25	EUR	6,985	8,471,161
2.250%	09/04/21	EUR	15,640	19,802,676
2.500%	07/04/44	EUR	2,290	3,381,444
2.500%	08/15/46	EU	R 380	566,033
4.000%	01/04/37	EUR	1,905	3,331,574
4.750%	07/04/34	EUR	3,280	6,018,193
Canadian Government Bond (Canada),
Bonds
0.750%	09/01/21	CAD	4,010	3,018,539
1.750%	09/01/19	CAD	1,880	1,468,699
2.250%	06/01/25	CAD	12,615	10,169,822
3.500%	12/01/45	CAD	10,875	10,733,444
5.750%	06/01/33		CAD 880	1,026,542

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	$1,992,775
Czech Republic Government Bond (Czech Republic), Bonds
3.850%	09/29/21	CZK	30,900	1,563,190
Denmark Government Bond (Denmark), Bonds
1.500%	11/15/23	DKK	960	160,492
1.750%	11/15/25	DKK	21,780	3,723,109
4.500%	11/15/39	DKK	3,730	950,968
FADE – Fondo de Amortizacion del Deficit Electrico (Spain), Gov’t. Gtd. Notes, MTN
1.875%	09/17/17	EUR	400	458,867
Finland Government Bond (Finland), Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,252,105
French Republic Government Bond OAT (France), Bonds
0.000%(ss)	05/25/20	EUR	11,175	12,896,931
0.207%(s)	05/25/22	EUR	4,928	5,638,196
1.000%	11/25/18	EUR	4,315	5,034,446
3.250%	05/25/45	EUR	4,360	6,613,472
4.750%	04/25/35	EUR	2,665	4,682,759
Bonds, 144A
1.250%	05/25/36	EUR	795	872,864
1.750%	06/25/39	EUR	1,840	2,164,237
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	6,900	8,147,948
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN
4.750%	01/08/26		3,775	4,051,911
Ireland Government Bond (Ireland), Bonds
4.500%	10/18/18	EUR	1,000	1,214,154
Unsec’d. Notes
0.800%	03/15/22	EUR	3,415	4,044,611
1.000%	05/15/26	EUR	60	69,221
Israel Government Bond (Israel), Bonds
4.250%	03/31/23	ILS	3,350	1,122,016
Italy Buoni Poliennali del Tesoro (Italy), Bonds
0.700%	05/01/20	EUR	17,680	20,470,304
1.200%	04/01/22	EUR	5,360	6,219,275
2.200%	06/01/27	EUR	8,230	9,451,406
2.500%	12/01/24	EUR	6,715	8,103,757
4.000%	02/01/37	EUR	4,325	5,742,597
Bonds, 144A
3.250%	09/01/46	EUR	295	335,402
4.750%	09/01/44	EUR	1,470	2,121,922
Unsec’d. Notes, 144A
2.700%	03/01/47	EUR	9,455	9,631,478
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	7,638,000	68,218,766
0.100%	06/20/20	JPY	1,557,800	13,926,365
0.300%	09/20/18	JPY	3,250,850	29,047,671

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Japan Government Forty Year Bond (Japan), Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	$606,185
1.900%	03/20/53	JPY	95,900	1,096,811
Japan Government Ten Year Bond (Japan), Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,783,850	33,779,629
0.300%	12/20/24	JPY	9,505,500	86,386,592
0.800%	09/20/23	JPY	1,860,300	17,392,627
Japan Government Thirty Year Bond (Japan), Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,244,700	9,583,775
1.800%	03/20/43	JPY	2,324,000	25,689,731
2.300%	03/20/39	JPY	243,400	2,879,186
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	2,206,550	18,401,224
1.700%	06/20/33	JPY	2,830,300	30,301,258
Kingdom of Belgium Government Bond (Belgium), Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,375	2,284,861
Unsec’d. Notes
1.250%	06/22/18	EUR	350	406,785
3.000%	09/28/19	EUR	2,030	2,499,930
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	6,375	7,462,159
5.000%	03/28/35	EUR	1,920	3,500,973
Korea Treasury Bond (South Korea), Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	1,299,710	1,242,075
4.000%	12/10/31	KRW	5,365,910	5,681,210
4.250%	06/10/21	KRW	8,460,220	8,060,808
5.500%	12/10/29	KRW	450,000	530,897
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,975	2,017,659
Mexican Bonos (Mexico), Bonds
10.000%	12/05/24	MXN	64,919	4,261,727
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,725	4,911,638
Netherlands Government Bond (Netherlands), Bonds
0.250%	01/15/20	EUR	2,690	3,132,418
Bonds, 144A
0.250%	07/15/25	EUR	4,025	4,559,907
2.000%	07/15/24	EUR	2,030	2,612,663
3.750%	01/15/42	EUR	1,210	2,131,869
4.000%	01/15/37	EUR	970	1,686,110
New Zealand Government Bond (New Zealand), Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,531,641
5.000%	03/15/19	NZD	4,745	3,645,298
Norway Government Bond (Norway), Bonds, 144A
4.500%	05/22/19	NOK	38,125	4,897,536
Poland Government Bond (Poland), Bonds
2.500%	07/25/26	PLN	15,660	3,992,705

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
5.750%	10/25/21		PLN	10,725	$3,279,740
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, MTN
1.500%	01/19/26		EUR	4,250	5,097,466
Province of Alberta Canada (Canada), Unsec’d. Notes
1.250%	06/01/20		CAD	4,000	3,058,883
Province of British Columbia (Canada), Debs.
4.700%	06/18/37		CAD	1,000	988,595
Unsec’d. Notes
2.250%	03/01/19		CAD	3,730	2,924,806
Province of Ontario (Canada), Bonds
4.000%	06/02/21		CAD	7,000	5,856,616
Sr. Unsec’d. Notes
2.500%	04/27/26			2,050	2,014,576
Unsec’d. Notes
3.450%	06/02/45		CAD	890	749,074
3.500%	06/02/24		CAD	5,665	4,731,682
Province of Quebec (Canada), Sr. Unsec’d. Notes
2.750%	04/12/27			1,975	1,966,300
Unsec’d. Notes
3.000%	09/01/23		CAD	5,285	4,284,689
3.500%	12/01/45		CAD	1,795	1,518,165
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes
3.250%	06/02/26			2,000	1,944,015
Romanian Government International Bond (Romania), Unsec’d. Notes, MTN
2.875%	05/26/28		EUR	1,750	2,060,808
Singapore Government Bond (Singapore), Sr. Unsec’d. Notes
3.500%	03/01/27		SGD	2,185	1,780,440
Slovakia Government Bond (Slovakia), Sr. Unsec’d. Notes
3.375%	11/15/24		EUR	45	61,656
Slovenia Government Bond (Slovenia), Bonds
1.500%	03/25/35		EUR	1,295	1,382,444
3.125%	08/07/45		EUR	405	528,951
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes
6.750%	03/31/21		ZAR	23,205	1,715,920
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes
4.300%	10/12/28			2,050	1,914,979
Spain Government Bond (Spain), Sr. Unsec’d. Notes
0.400%	04/30/22	^	EUR	9,021	10,345,290
4.200%	01/31/37		EUR	2,782	4,114,579
Sr. Unsec’d. Notes, 144A
2.900%	10/31/46		EUR	2,247	2,592,950
Unsec’d. Notes, 144A
1.300%	10/31/26		EUR	12,408	14,032,800
Sweden Government Bond (Sweden), Bonds
1.000%	11/12/26		SEK	20,715	2,537,131
3.500%	06/01/22		SEK	15,580	2,166,866

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
5.000%	12/01/20	SEK	7,165	$1,005,253
Swiss Confederation Government Bond (Switzerland), Bonds
3.500%	04/08/33	CHF	1,317	2,069,650
Switzerland Government Bond (Switzerland), Bonds
1.500%	04/30/42	CHF	880	1,160,088
2.000%	05/25/22	CHF	3,380	3,959,489
3.250%	06/27/27	CHF	2,585	3,575,705
Thailand Government Bond (Thailand), Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,927,555
4.675%	06/29/44	THB	22,625	816,731
United Kingdom Gilt (United Kingdom), Bonds
1.000%	09/07/17	GBP	4,100	5,347,953
2.000%	07/22/20	GBP	20,775	28,346,843
2.500%	07/22/65	GBP	2,425	3,986,705
4.250%	06/07/32	GBP	2,230	3,916,311
4.250%	12/07/40	GBP	3,100	5,851,788
Unsec’d. Notes
3.500%	01/22/45	GBP	9,935	17,360,694
3.750%	07/22/52	GBP	1,210	2,377,181
4.500%	09/07/34	GBP	6,200	11,388,674

TOTAL FOREIGN GOVERNMENT BONDS (cost $888,806,044)				908,712,091

MUNICIPAL BONDS — 0.7%
California — 0.5%
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs
6.398%	05/15/31		925	1,170,181
6.548%	05/15/48		2,900	3,935,880
State of California, General Obligation Unlimited, BABs
7.300%	10/01/39		1,600	2,339,695
7.350%	11/01/39		1,800	2,641,697

				10,087,453

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs
7.414%	01/01/40		2,175	3,266,872

New York — 0.0%
Metropolitan Transportation Authority, Revenue Bonds, BABs
7.336%	11/15/39		835	1,264,424

TOTAL MUNICIPAL BONDS (cost $14,072,254)				14,618,749

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		791	796,567
2.500%	07/01/30		360	362,543
2.500%	09/01/30		334	335,878
3.000%	06/01/30		244	251,260
3.000%	07/01/30		191	196,279
3.000%	07/01/30		168	172,320
3.000%	07/01/35		160	163,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/35	851	$867,328
3.000%	01/01/37	487	494,738
3.000%	02/01/37	685	695,114
3.000%	05/01/45	614	613,768
3.000%	08/01/46	2,649	2,644,811
3.000%	09/01/46	4,480	4,473,538
3.000%	12/01/46	292	291,595
3.000%	01/01/47	1,369	1,367,252
3.000%	02/01/47	2,947	2,942,695
3.000%	03/01/47	986	984,815
3.500%	01/01/26	83	86,649
3.500%	05/01/30	138	144,070
3.500%	06/01/30	30	31,191
3.500%	10/01/30	233	243,086
3.500%	07/01/35	186	193,617
3.500%	08/01/42	826	852,275
3.500%	01/01/44	883	911,188
3.500%	07/01/45	1,019	1,049,199
3.500%	08/01/46	5,695	5,854,904
3.500%	10/01/46	1,512	1,554,065
3.500%	01/01/47	3,708	3,811,828
3.500%	07/01/47	9,000	9,253,170
4.000%	06/01/42	587	620,190
4.000%	04/01/45	411	432,993
4.000%	05/01/45	649	683,422
4.000%	02/01/46	4,006	4,216,067
4.000%	05/01/46	1,202	1,264,888
4.000%	11/01/46	373	392,438
4.000%	01/01/47	971	1,031,113
4.000%	06/01/47	800	842,006
4.500%	12/01/34	245	263,347
4.500%	09/01/40	211	226,445
4.500%	03/01/41	1,112	1,195,677
4.500%	07/01/41	363	391,523
4.500%	03/01/44	406	435,687
4.500%	10/01/44	262	281,116
4.500%	07/01/45	800	856,281
5.000%	05/01/38	1,279	1,401,216
5.000%	12/01/38	99	108,026
5.000%	11/01/41	125	136,603
5.000%	02/01/42	1,380	1,507,589
5.500%	08/01/40	77	85,187
5.500%	06/01/41	407	453,361
6.000%	11/01/37	16	18,108
Federal National Mortgage Assoc.
2.000%	04/01/30	89	87,172
2.000%	07/01/30	314	307,846
2.000%	08/01/30	101	98,714
2.000%	04/01/31	326	318,798
2.500%	05/01/30	527	532,051
2.500%	05/01/30	96	97,244
2.500%	06/01/30	205	206,498
2.500%	07/01/30	553	557,741
2.500%	07/01/30	485	488,854
2.500%	07/01/30	484	488,712
2.500%	08/01/30	237	239,426
2.500%	07/01/31	2,847	2,863,355
2.500%	04/01/37	4,174	4,117,583

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	04/01/43	60	$58,081
2.500%	09/01/43	160	154,019
2.500%	04/01/45	70	67,367
2.500%	09/01/46	98	94,491
3.000%	06/01/30	777	797,900
3.000%	07/01/30	785	806,588
3.000%	07/01/30	504	517,398
3.000%	07/01/30	108	110,714
3.000%	09/01/30	518	531,767
3.000%	11/01/30	272	279,505
3.000%	03/01/31	868	891,445
3.000%	07/01/31	1,585	1,628,313
3.000%	02/01/32	2,498	2,565,255
3.000%	03/01/35	286	291,773
3.000%	09/01/35	509	517,739
3.000%	09/01/35	137	139,771
3.000%	03/01/36	245	249,368
3.000%	02/01/37	391	397,576
3.000%	06/01/45	1,491	1,496,929
3.000%	07/01/45	561	562,307
3.000%	08/01/45	1,689	1,688,655
3.000%	01/01/46	280	279,639
3.000%	10/01/46	1,061	1,059,922
3.000%	10/01/46	1,059	1,057,916
3.000%	11/01/46	3,002	2,999,808
3.000%	11/01/46	2,965	2,963,338
3.000%	12/01/46	4,475	4,472,489
3.000%	12/01/46	1,217	1,215,981
3.000%	02/01/47	6,489	6,484,431
3.500%	11/01/25	187	194,694
3.500%	11/01/26	905	941,718
3.500%	09/01/29	130	135,628
3.500%	12/01/29	314	326,618
3.500%	04/01/30	178	185,439
3.500%	05/01/30	296	307,930
3.500%	10/01/30	538	559,727
3.500%	01/01/35	104	107,524
3.500%	08/01/35	63	65,407
3.500%	02/01/36	1,327	1,377,778
3.500%	02/01/37	391	405,348
3.500%	06/01/43	1,780	1,837,123
3.500%	07/01/46	1,260	1,295,272
3.500%	08/01/46	5,611	5,766,028
3.500%	01/01/47	790	812,391
3.500%	04/01/47	1,681	1,727,954
3.500%	05/01/47	397	408,169
3.500%	07/01/47	1,400	1,438,779
4.000%	04/01/25	121	127,013
4.000%	04/01/26	75	79,177
4.000%	05/01/27	77	80,901
4.000%	04/01/29	558	587,540
4.000%	05/01/32	40	42,501
4.000%	04/01/35	695	732,839
4.000%	03/01/41	1,331	1,404,513
4.000%	11/01/42	1,289	1,360,232
4.000%	03/01/45	423	445,302
4.000%	08/01/45	1,606	1,688,579
4.000%	01/01/46	1,392	1,463,838

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/46	2,486	$2,614,939
4.000%	06/01/46	98	103,281
4.000%	02/01/47	4,950	5,205,519
4.000%	05/01/47	1,195	1,256,910
4.000%	05/01/47	99	104,306
4.500%	04/01/25	73	77,039
4.500%	01/01/34	31	32,966
4.500%	11/01/39	137	147,957
4.500%	03/01/40	94	101,598
4.500%	08/01/40	539	582,696
4.500%	02/01/41	419	453,102
4.500%	06/01/41	1,340	1,449,808
4.500%	09/01/41	215	232,513
4.500%	01/01/42	750	806,237
4.500%	01/01/43	657	710,350
4.500%	03/01/44	358	384,899
4.500%	06/01/44	118	126,328
4.500%	01/01/45	156	167,167
5.000%	07/01/28	18	19,139
5.000%	12/01/35	111	121,839
5.000%	05/01/38	614	669,798
5.000%	10/01/41	479	523,375
5.500%	05/01/37	67	74,332
5.500%	07/01/38	320	356,304
5.500%	05/01/39	430	480,062
5.500%	05/01/40	424	472,724
5.500%	07/01/41	539	600,666
5.500%	09/01/41	408	456,223
5.500%	02/01/42	2,120	2,358,165
6.000%	02/01/36	191	216,585
6.000%	11/01/38	224	254,043
6.000%	09/01/39	522	590,264
6.000%	06/01/40	291	329,913
6.000%	05/01/41	152	172,356
Government National Mortgage Assoc.
2.500%	01/20/47	540	527,445
3.000%	11/20/43	1,976	2,004,063
3.000%	01/15/45	407	411,921
3.000%	01/15/45	203	205,326
3.000%	03/15/45	443	448,178
3.000%	07/15/45	40	39,990
3.000%	01/20/47	3,689	3,729,584
3.000%	03/20/47	1,585	1,603,094
3.000%	06/20/47	5,800	5,864,595
3.500%	07/15/42	143	148,696
3.500%	04/15/45	609	631,607
3.500%	01/20/47	13,764	14,271,873
3.500%	02/20/47	2,070	2,146,358
3.500%	03/20/47	1,388	1,439,044
3.500%	04/20/47	1,940	2,012,021
3.500%	05/20/47	1,497	1,551,956
3.500%	06/20/47	500	518,436
4.000%	01/15/41	138	146,200
4.000%	03/15/44	662	698,644
4.000%	05/15/45	303	319,404
4.000%	01/20/46	1,293	1,361,722
4.000%	02/20/46	451	475,033
4.000%	03/20/46	2,075	2,185,304

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/20/47		2,786	$2,934,915
4.500%	04/15/40		164	176,964
4.500%	10/15/41		368	396,811
4.500%	07/20/44		1,390	1,478,226
4.500%	04/20/45		1,833	1,949,308
4.500%	05/20/45		226	240,361
4.500%	07/20/45		184	195,469
5.000%	06/15/38		217	238,705
5.000%	01/15/39		167	182,928
5.000%	06/15/39		288	318,371
5.000%	12/15/39		247	271,337
5.000%	10/20/42		107	115,875
5.000%	03/15/44		1,176	1,281,469
5.500%	03/15/37		43	47,773

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $205,161,011)				203,995,264

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds
2.500%	02/15/46	(h)(k)	10,315	9,601,006
2.500%	05/15/46		1,700	1,581,598
4.375%	05/15/40	(hh)(k)	9,845	12,564,681
U.S. Treasury Strips Principal, PO
2.877%(s)	11/15/45		15,475	6,750,814
2.981%(s)	08/15/45		30,875	13,570,890

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,598,374)				44,068,989

TOTAL LONG-TERM INVESTMENTS (cost $1,938,701,797)				1,964,904,456

			Shares
SHORT-TERM INVESTMENTS — 1.3%
UNAFFILIATED FUND — 1.2%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio (cost $24,092,034)			24,092,034	24,092,034

AFFILIATED MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost 2,077,825; includes $2,074,785 of cash collateral for securities on loan)(b)(w)			2,077,461	2,077,669

	Counterparty	Notional Amount (000)#	Value
OPTION PURCHASED — 0.0%
Put Options — 0.0%
Interest Rate Swaptions, Pay a fixed rate of 0.93% and receive a floating rate based on 6 Month LIBOR, expiring 11/21/18 (cost 108,276)	JPMorgan Chase	JPY 480,400	$73,172

TOTAL SHORT-TERM INVESTMENTS (cost $26,278,135)			26,242,875

TOTAL INVESTMENTS — 100.1% (cost $1,964,979,932)			1,991,147,331
Liabilities in excess of other assets(z) — (0.1)%			(1,777,209)

NET ASSETS — 100.0%			$1,989,370,122

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,345,290 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,030,486; cash collateral of $2,074,785 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Represents

(b)	security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
351	5 Year Euro-Bobl	Sep. 2017	$53,228,528	$52,797,930	$(430,598)
225	10 Year Australian Treasury Bonds	Sep. 2017	174,243,753	173,890,593	(353,160)
67	20 Year U.S. Treasury Bonds	Sep. 2017	10,334,531	10,297,063	(37,468)
290	30 Year Euro Buxl	Sep. 2017	55,862,459	54,161,774	(1,700,685)
27	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	4,489,166	4,478,625	(10,541)
235	Euro-BTP Italian Government Bond	Sep. 2017	36,495,441	36,272,358	(223,083)
179	Euro-OAT	Sep. 2017	30,848,589	30,356,032	(492,557)

					(3,248,092)

Short Positions:
364	90 Day Euro EURIBOR	Mar. 2019	103,957,001	103,961,841	(4,840)
65	2 Year U.S.Treasury Notes	Sep. 2017	14,052,784	14,047,109	5,675
175	3 Year Australian Treasury Bonds	Sep. 2017	41,188,520	41,094,991	93,529
1,179	5 Year U.S.Treasury Notes	Sep. 2017	139,364,804	138,928,571	436,233
44	10 Year Canadian Government Bonds	Sep. 2017	4,814,353	4,768,816	45,537
1,147	10 Year Euro-Bund.	Sep. 2017	215,596,044	212,057,576	3,538,468
73	10 Year U.K. Gilt	Sep. 2017	11,988,687	11,939,110	49,577
649	10 Year U.S. Treasury Notes	Sep. 2017	81,694,458	81,469,781	224,677
418	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	56,361,422	56,351,625	9,797
1,093	Euro Currency	Sep. 2017	154,841,047	156,667,888	(1,826,841)
823	Euro Schatz. DUA Index	Sep. 2017	105,211,358	105,138,029	73,329

					2,645,141

					$(602,951)

Securities with a combined market value of $11,239,355, has been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
	Australia and New Zealand
Expiring 07/06/17	Banking Group	AUD	605	$458,690	$464,962	$6,272
Expiring 07/06/17	Bank of America	AUD	13,760	10,433,204	10,574,994	141,790
Expiring 07/06/17	Barclays Capital Group	AUD	88,335	67,669,468	67,888,232	218,764
Expiring 07/06/17	Barclays Capital Group	AUD	21,982	16,666,467	16,893,860	227,393
Expiring 07/06/17	Barclays Capital Group	AUD	895	666,575	687,835	21,260
Expiring 07/06/17	BNP Paribas	AUD	1,825	1,353,224	1,402,570	49,346
Expiring 07/06/17	BNP Paribas	AUD	1,170	883,451	899,182	15,731
Expiring 07/06/17	Citigroup Global Markets	AUD	5,385	4,016,725	4,138,542	121,817
Expiring 07/06/17	Commonwealth Bank of Australia	AUD	700	530,767	537,972	7,205
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	AUD	935	697,524	718,577	21,053
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	AUD	805	610,327	618,668	8,341
Expiring 07/06/17	Deutsche Bank AG	AUD	27,655	21,185,942	21,253,739	67,797
Expiring 07/06/17	Goldman Sachs & Co.	AUD	3,858	2,925,055	2,964,995	39,940
Expiring 07/06/17	Goldman Sachs & Co.	AUD	1,990	1,508,340	1,529,377	21,037
Expiring 07/06/17	Goldman Sachs & Co.	AUD	880	670,301	676,307	6,006
Expiring 07/06/17	Hong Kong & Shanghai Bank	AUD	680	515,569	522,602	7,033
Expiring 07/06/17	JPMorgan Chase	AUD	57,234	43,144,994	43,986,134	841,140
Expiring 07/06/17	JPMorgan Chase	AUD	13,400	9,906,889	10,298,323	391,434
Expiring 07/06/17	JPMorgan Chase	AUD	2,080	1,578,949	1,598,546	19,597
Expiring 07/06/17	Morgan Stanley	AUD	1,590	1,197,125	1,221,966	24,841
Expiring 07/06/17	Morgan Stanley	AUD	985	746,811	757,003	10,192
Expiring 07/06/17	National Australia Bank Ltd.	AUD	1,345	1,003,306	1,033,675	30,369

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued):
Expiring 07/06/17	Nomura Securities Co.	AUD	710	$538,318	$545,657	$7,339
Expiring 07/06/17	RBC Dominion Securities	AUD	955	724,068	733,948	9,880
Expiring 07/06/17	Standard Chartered PLC	AUD	1,087	824,180	835,394	11,214
Expiring 07/06/17	State Street Bank	AUD	1,160	879,520	891,496	11,976
Expiring 07/06/17	Toronto Dominion	AUD	1,455	1,077,615	1,118,213	40,598
Expiring 08/08/17	Goldman Sachs & Co.	AUD	880	673,895	676,007	2,112
Expiring 08/08/17	JPMorgan Chase	AUD	59,314	45,423,078	45,564,432	141,354
Brazilian Real,
Expiring 07/05/17	Barclays Capital Group	BRL	4,510	1,360,975	1,359,775	(1,200)
Expiring 07/05/17	Barclays Capital Group	BRL	1,643	499,240	495,368	(3,872)
Expiring 07/05/17	Barclays Capital Group	BRL	1,480	449,715	446,223	(3,492)
Expiring 07/05/17	Barclays Capital Group	BRL	60	18,211	18,090	(121)
Expiring 07/05/17	Citigroup Global Markets	BRL	8,715	2,651,636	2,627,592	(24,044)
Expiring 07/05/17	Deutsche Bank AG	BRL	3,060	929,554	922,596	(6,958)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	3,265	991,106	984,405	(6,701)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	3,075	935,560	927,119	(8,441)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,485	448,234	447,731	(503)
Expiring 07/05/17	JPMorgan Chase	BRL	3,185	967,556	960,285	(7,271)
Expiring 07/05/17	Morgan Stanley	BRL	3,250	971,541	979,882	8,341
Expiring 07/05/17	Morgan Stanley	BRL	798	242,472	240,599	(1,873)
Expiring 08/02/17	Citigroup Global Markets	BRL	8,715	2,633,328	2,610,970	(22,358)
Expiring 08/02/17	Goldman Sachs & Co.	BRL	1,635	493,287	489,838	(3,449)
Expiring 08/02/17	Morgan Stanley	BRL	4,048	1,222,961	1,212,761	(10,200)
British Pound,
Expiring 07/06/17	Bank of America	GBP	10,360	13,422,386	13,496,223	73,837
Expiring 07/06/17	Bank of America	GBP	1,555	2,013,077	2,025,737	12,660
Expiring 07/06/17	Barclays Capital Group	GBP	3,105	4,028,688	4,044,959	16,271
Expiring 07/06/17	Barclays Capital Group	GBP	825	1,053,549	1,074,747	21,198
Expiring 07/06/17	BNP Paribas	GBP	1,330	1,696,034	1,732,623	36,589
Expiring 07/06/17	Citigroup Global Markets	GBP	6,160	7,866,499	8,024,781	158,282
Expiring 07/06/17	Citigroup Global Markets	GBP	3,245	4,173,249	4,227,340	54,091
Expiring 07/06/17	Citigroup Global Markets	GBP	735	928,775	957,502	28,727
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	GBP	105	136,263	136,786	523
Expiring 07/06/17	Deutsche Bank AG	GBP	74,860	97,140,657	97,521,932	381,275
Expiring 07/06/17	Deutsche Bank AG	GBP	14,965	19,109,572	19,495,267	385,695
Expiring 07/06/17	Goldman Sachs & Co.	GBP	3,105	4,012,226	4,044,959	32,733
Expiring 07/06/17	Goldman Sachs & Co.	GBP	1,185	1,537,808	1,543,728	5,920
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	12,361	15,685,740	16,102,974	417,234
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	10,854	13,861,003	14,139,768	278,765
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	7,732	9,810,130	10,072,664	262,534
Expiring 07/06/17	JPMorgan Chase	GBP	20,498	26,177,054	26,703,240	526,186
Expiring 07/06/17	JPMorgan Chase	GBP	575	734,465	749,066	14,601
Expiring 07/06/17	Morgan Stanley	GBP	68,239	88,549,559	88,896,595	347,036
Expiring 07/06/17	Morgan Stanley	GBP	23,451	29,947,702	30,550,185	602,483
Expiring 07/06/17	Morgan Stanley	GBP	595	766,680	775,121	8,441
Expiring 07/06/17	Nomura Securities Co.	GBP	960	1,225,944	1,250,615	24,671
Expiring 07/06/17	State Street Bank		GBP 18,549	23,547,585	24,164,231	616,646
Expiring 07/06/17	State Street Bank		GBP 12,879	16,447,179	16,777,784	330,605
Expiring 07/06/17	State Street Bank		GBP 12,361	15,678,297	16,102,973	424,676
Expiring 07/06/17	UBS AG	GBP	415	533,819	540,631	6,812
Expiring 08/08/17	Citigroup Global Markets	GBP	735	954,827	958,531	3,704
Expiring 08/08/17	Hong Kong & Shanghai Bank	GBP	20,093	26,098,256	26,203,762	105,506
Expiring 08/08/17	JPMorgan Chase	GBP	575	747,071	749,871	2,800
Expiring 08/08/17	Nomura Securities Co.	GBP	3,090	4,018,545	4,029,743	11,198
Expiring 08/08/17	State Street Bank	GBP	30,910	40,149,740	40,310,470	160,730
Canadian Dollar,
Expiring 07/06/17	Bank of America	CAD	4,340	3,329,406	3,347,112	17,706

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 07/06/17	Bank of Montreal	CAD	1,835	$1,363,852	$1,415,196	$51,344
Expiring 07/06/17	BNP Paribas	CAD	4,195	3,117,826	3,235,284	117,458
Expiring 07/06/17	BNP Paribas	CAD	3,618	2,776,563	2,790,288	13,725
Expiring 07/06/17	Canadian Imperial Bank of Commerce	CAD	795	598,906	613,123	14,217
Expiring 07/06/17	Canadian Imperial Bank of Commerce	CAD	105	80,565	80,979	414
Expiring 07/06/17	Citigroup Global Markets	CAD	6,855	5,095,075	5,286,740	191,665
Expiring 07/06/17	Citigroup Global Markets	CAD	1,961	1,506,133	1,512,370	6,237
Expiring 07/06/17	Citigroup Global Markets	CAD	1,085	805,480	836,778	31,298
Expiring 07/06/17	Commonwealth Bank of Australia	CAD	2,350	1,803,634	1,812,376	8,742
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	CAD	2,700	2,010,624	2,082,305	71,681
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	CAD	1,480	1,100,012	1,141,411	41,399
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	CAD	1,415	1,051,298	1,091,282	39,984
Expiring 07/06/17	Goldman Sachs & Co.	CAD	2,650	1,996,059	2,043,743	47,684
Expiring 07/06/17	Goldman Sachs & Co.	CAD	2,440	1,843,097	1,881,787	38,690
Expiring 07/06/17	Hong Kong & Shanghai Bank	CAD	810	600,705	624,691	23,986
Expiring 07/06/17	JPMorgan Chase	CAD	5,197	3,862,806	4,008,050	145,244
Expiring 07/06/17	JPMorgan Chase	CAD	2,120	1,626,361	1,634,995	8,634
Expiring 07/06/17	Morgan Stanley	CAD	68,018	52,198,623	52,457,104	258,481
Expiring 07/06/17	Morgan Stanley	CAD	14,464	10,750,372	11,154,982	404,610
Expiring 07/06/17	Nomura Securities Co.	CAD	2,660	2,011,806	2,051,455	39,649
Expiring 07/06/17	RBC Dominion Securities	CAD	2,345	1,799,583	1,808,520	8,937
Expiring 07/06/17	RBC Dominion Securities	CAD	1,915	1,423,330	1,476,893	53,563
Expiring 07/06/17	RBC Dominion Securities	CAD	1,035	770,249	798,217	27,968
Expiring 07/06/17	State Street Bank	CAD	2,090	1,553,434	1,611,857	58,423
Expiring 07/06/17	State Street Bank	CAD	780	598,568	601,555	2,987
Expiring 07/06/17	Toronto Dominion	CAD	2,387	1,774,108	1,840,911	66,803
Expiring 07/06/17	UBS AG	CAD	3,606	2,767,757	2,781,033	13,276
Expiring 07/06/17	UBS AG	CAD	905	672,526	697,957	25,431
Expiring 08/08/17	Bank of Montreal	CAD	1,835	1,409,048	1,416,063	7,015
Expiring 08/08/17	BNP Paribas	CAD	595	456,162	459,159	2,997
Expiring 08/08/17	Credit Agricole Securities (USA), Inc.	CAD	4,995	3,835,522	3,854,622	19,100
Expiring 08/08/17	Deutsche Bank AG	CAD	2,655	2,014,798	2,048,853	34,055
Expiring 08/08/17	Goldman Sachs & Co.	CAD	4,110	3,155,906	3,171,670	15,764
Expiring 08/08/17	Hong Kong & Shanghai Bank	CAD	810	622,041	625,074	3,033
Expiring 08/08/17	JPMorgan Chase	CAD	4,102	3,148,690	3,165,497	16,807
Expiring 08/08/17	Morgan Stanley	CAD	14,464	11,106,308	11,161,812	55,504
Expiring 08/08/17	Nomura Securities Co.	CAD	2,660	2,041,756	2,052,711	10,955
Expiring 08/08/17	Toronto Dominion	CAD	2,387	1,832,475	1,842,039	9,564
Chilean Peso,
Expiring 07/06/17	Bank of America	CLP	301,200	451,574	453,655	2,081
Expiring 07/06/17	Barclays Capital Group	CLP	150,000	226,313	225,924	(389)
Expiring 07/06/17	BNP Paribas	CLP	403,000	596,127	606,981	10,854
Expiring 07/06/17	BNP Paribas	CLP	349,200	527,015	525,951	(1,064)
Expiring 07/06/17	Citigroup Global Markets	CLP	196,200	296,437	295,508	(929)
Expiring 07/06/17	Goldman Sachs & Co.	CLP	758,000	1,143,288	1,141,668	(1,620)
Expiring 07/06/17	Goldman Sachs & Co.	CLP	707,200	1,066,345	1,065,155	(1,190)
Chinese Renminbi,
Expiring 09/20/17	Bank of America	CNH	5,064	739,616	742,288	2,672
Expiring 09/20/17	Citigroup Global Markets	CNH	7,539	1,101,404	1,105,077	3,673
Expiring 09/20/17	JPMorgan Chase	CNH	18,088	2,642,822	2,651,364	8,542
Expiring 09/20/17	JPMorgan Chase	CNH	12,745	1,866,415	1,868,180	1,765
Expiring 09/20/17	Standard Chartered PLC	CNH	29,710	4,339,760	4,354,932	15,172

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 07/06/17	Bank of America	COP	185,913	$63,322	$60,947	$(2,375)
Expiring 07/06/17	Barclays Capital Group	COP	2,752,800	899,020	902,443	3,423
Expiring 07/06/17	Barclays Capital Group	COP	2,582,800	854,211	846,713	(7,498)
Expiring 07/06/17	Citigroup Global Markets	COP	4,114,787	1,400,111	1,348,940	(51,171)
Expiring 07/06/17	Citigroup Global Markets	COP	3,680,400	1,267,792	1,206,536	(61,256)
Expiring 07/06/17	Citigroup Global Markets	COP	2,999,113	990,460	983,192	(7,268)
Expiring 07/06/17	Deutsche Bank AG	COP	1,454,250	480,998	476,743	(4,255)
Expiring 07/06/17	Goldman Sachs & Co.	COP	2,168,000	738,533	710,730	(27,803)
Expiring 08/08/17	Bank of America	COP	185,913	61,186	60,653	(533)
Expiring 08/08/17	Goldman Sachs & Co.	COP	713,750	234,707	232,855	(1,852)
Czech Koruna,
Expiring 07/07/17	Citigroup Global Markets	CZK	17,550	752,993	767,782	14,789
Danish Krone,
Expiring 07/06/17	Bank of America	DKK	31,678	4,858,470	4,867,502	9,032
Euro,
Expiring 07/06/17	Bank of America	EUR	226	252,265	258,213	5,948
Expiring 07/06/17	Barclays Capital Group	EUR	14,408	16,437,468	16,461,668	24,200
Expiring 07/06/17	Barclays Capital Group	EUR	8,182	9,132,675	9,348,235	215,560
Expiring 07/06/17	BNP Paribas	EUR	4,452	4,969,215	5,086,573	117,358
Expiring 07/06/17	BNP Paribas	EUR	2,468	2,764,752	2,819,780	55,028
Expiring 07/06/17	BNP Paribas	EUR	518	580,227	591,834	11,607
Expiring 07/06/17	Citigroup Global Markets	EUR	12,547	14,004,649	14,335,408	330,759
Expiring 07/06/17	Citigroup Global Markets	EUR	12,243	13,713,506	13,988,077	274,571
Expiring 07/06/17	Citigroup Global Markets	EUR	3,220	3,627,669	3,678,969	51,300
Expiring 07/06/17	Citigroup Global Markets	EUR	535	603,446	611,258	7,812
Expiring 07/06/17	Citigroup Global Markets	EUR	470	527,423	536,993	9,570
Expiring 07/06/17	Citigroup Global Markets	EUR	455	513,332	519,854	6,522
Expiring 07/06/17	Citigroup Global Markets	EUR	405	452,302	462,727	10,425
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	5,686	6,369,218	6,496,463	127,245
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	2,190	2,444,369	2,502,156	57,787
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	610	685,198	696,948	11,750
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	578	647,722	660,386	12,664
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	575	640,693	656,959	16,266
Expiring 07/06/17	Deutsche Bank AG	EUR	149,640	170,721,278	170,969,193	247,915
Expiring 07/06/17	Deutsche Bank AG	EUR	10,525	11,753,373	12,025,199	271,826
Expiring 07/06/17	Deutsche Bank AG	EUR	870	973,610	994,007	20,397
Expiring 07/06/17	Goldman Sachs & Co.	EUR	9,656	10,777,815	11,032,334	254,519
Expiring 07/06/17	Goldman Sachs & Co.	EUR	3,590	4,004,620	4,101,707	97,087
Expiring 07/06/17	Hong Kong & Shanghai Bank	EUR	18,770	20,950,831	21,445,414	494,583
Expiring 07/06/17	JPMorgan Chase	EUR	17,962	20,102,640	20,522,245	419,605
Expiring 07/06/17	JPMorgan Chase	EUR	14,330	16,050,890	16,372,551	321,661
Expiring 07/06/17	JPMorgan Chase	EUR	6,598	7,364,708	7,538,457	173,749
Expiring 07/06/17	JPMorgan Chase	EUR	5,925	6,670,123	6,769,530	99,407
Expiring 07/06/17	JPMorgan Chase	EUR	1,370	1,563,319	1,565,275	1,956
Expiring 07/06/17	JPMorgan Chase	EUR	570	641,745	651,246	9,501
Expiring 07/06/17	Morgan Stanley	EUR	246,136	280,812,496	281,219,416	406,920
Expiring 07/06/17	Morgan Stanley	EUR	107,406	119,885,185	122,715,298	2,830,113
Expiring 07/06/17	Morgan Stanley	EUR	7,244	8,151,705	8,276,535	124,830
Expiring 07/06/17	Morgan Stanley	EUR	2,201	2,458,977	2,514,723	55,746
Expiring 07/06/17	Morgan Stanley	EUR	1,235	1,379,994	1,411,032	31,038
Expiring 07/06/17	Morgan Stanley	EUR	910	1,026,618	1,039,708	13,090
Expiring 07/06/17	Morgan Stanley	EUR	491	552,524	560,985	8,461
Expiring 07/06/17	Nomura Securities Co.	EUR	2,360	2,642,964	2,696,387	53,423

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/06/17	Nomura Securities Co.	EUR	1,100	$1,231,890	$1,256,790	$24,900
Expiring 07/06/17	State Street Bank	EUR	18,901	21,169,650	21,595,087	425,437
Expiring 07/06/17	State Street Bank	EUR	13,189	15,046,446	15,068,917	22,471
Expiring 07/06/17	UBS AG	EUR	10,563	12,051,855	12,068,615	16,760
Expiring 07/06/17	UBS AG	EUR	535	603,862	611,257	7,395
Expiring 07/06/17	UBS AG	EUR	400	448,563	457,015	8,452
Expiring 07/06/17	UBS AG	EUR	397	445,017	453,587	8,570
Expiring 07/06/17	UBS AG	EUR	268	302,521	306,200	3,679
Expiring 08/08/17	BNP Paribas	EUR	2,986	3,412,759	3,417,753	4,994
Expiring 08/08/17	Citigroup Global Markets	EUR	12,648	14,454,576	14,476,804	22,228
Expiring 08/08/17	Credit Agricole Securities (USA), Inc.		EUR 6,301	7,200,745	7,212,076	11,331
Expiring 08/08/17	Deutsche Bank AG	EUR	4,205	4,805,474	4,813,011	7,537
Expiring 08/08/17	Goldman Sachs & Co.	EUR	3,590	4,102,738	4,109,086	6,348
Expiring 08/08/17	JPMorgan Chase	EUR	17,962	20,531,876	20,559,167	27,291
Expiring 08/08/17	JPMorgan Chase	EUR	1,515	1,732,678	1,734,057	1,379
Expiring 08/08/17	Nomura Securities Co.	EUR	2,360	2,697,480	2,701,238	3,758
Expiring 08/08/17	Toronto Dominion	EUR	3,690	4,215,818	4,223,546	7,728
Hungarian Forint,
Expiring 07/06/17	Bank of America	HUF	309,900	1,132,965	1,146,338	13,373
Expiring 07/06/17	Barclays Capital Group	HUF	233,800	860,476	864,840	4,364
Expiring 07/06/17	Citigroup Global Markets	HUF	381,500	1,404,210	1,411,191	6,981
Expiring 07/06/17	JPMorgan Chase	HUF	352,200	1,296,448	1,302,808	6,360
Expiring 07/06/17	Morgan Stanley	HUF	306,200	1,108,861	1,132,651	23,790
Expiring 08/08/17	Bank of America	HUF	309,900	1,141,892	1,147,980	6,088
Expiring 08/08/17	JPMorgan Chase	HUF	267,600	985,106	991,286	6,180
Expiring 08/08/17	Morgan Stanley	HUF	78,100	287,891	289,311	1,420
Indian Rupee,
Expiring 07/06/17	Barclays Capital Group	INR	159,760	2,466,574	2,469,548	2,974
Expiring 07/06/17	Barclays Capital Group	INR	67,700	1,055,010	1,046,497	(8,513)
Expiring 07/06/17	Citigroup Global Markets	INR	72,320	1,121,675	1,117,912	(3,763)
Expiring 07/06/17	JPMorgan Chase	INR	178,000	2,753,883	2,751,499	(2,384)
Expiring 08/08/17	Barclays Capital Group	INR	227,460	3,507,857	3,500,273	(7,584)
Expiring 08/08/17	Citigroup Global Markets	INR	72,320	1,115,533	1,112,898	(2,635)
Indonesian Rupiah,
Expiring 07/06/17	Barclays Capital Group	IDR	16,888,000	1,265,398	1,266,242	844
Expiring 07/06/17	Citigroup Global Markets	IDR	9,035,000	676,779	677,434	655
Expiring 07/06/17	Citigroup Global Markets	IDR	2,972,000	222,956	222,837	(119)
Expiring 08/08/17	Barclays Capital Group	IDR	16,888,000	1,263,126	1,261,277	(1,849)
Israeli Shekel,
Expiring 07/06/17	Citigroup Global Markets	ILS	2,130	602,137	610,752	8,615
Expiring 07/06/17	Citigroup Global Markets	ILS	2,110	595,354	605,018	9,664
Expiring 07/06/17	Morgan Stanley	ILS	4,041	1,157,562	1,158,709	1,147
Expiring 07/06/17	Morgan Stanley	ILS	260	73,407	74,552	1,145
Expiring 08/08/17	Citigroup Global Markets	ILS	2,145	615,898	615,871	(27)
Expiring 08/08/17	Citigroup Global Markets	ILS	1,845	526,785	529,735	2,950
Expiring 08/08/17	Morgan Stanley	ILS	260	74,565	74,651	86
Japanese Yen,
Expiring 07/06/17	Australia and New Zealand Banking Group	JPY	64,700	585,617	575,397	(10,220)
Expiring 07/06/17	Bank of America	JPY	1,183,400	10,696,792	10,524,347	(172,445)
Expiring 07/06/17	Bank of America	JPY	955,505	8,649,570	8,497,606	(151,964)
Expiring 07/06/17	Barclays Capital Group	JPY	36,128,739	320,014,482	321,304,198	1,289,716
Expiring 07/06/17	Barclays Capital Group	JPY	4,487,410	40,617,875	39,907,944	(709,931)
Expiring 07/06/17	Citigroup Global Markets	JPY	1,799,702	15,964,174	16,005,314	41,140
Expiring 07/06/17	Citigroup Global Markets	JPY	192,000	1,737,912	1,707,516	(30,396)
Expiring 07/06/17	Commonwealth Bank of Australia	JPY	163,100	1,483,693	1,450,499	(33,194)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	JPY	552,500	$5,009,071	$4,913,556	$(95,515)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	JPY	267,400	2,417,962	2,378,072	(39,890)
Expiring 07/06/17	Deutsche Bank AG	JPY	3,433,200	30,413,252	30,532,523	119,271
Expiring 07/06/17	Deutsche Bank AG	JPY	1,442,700	13,046,773	12,830,383	(216,390)
Expiring 07/06/17	Goldman Sachs & Co.	JPY	897,620	8,116,552	7,982,816	(133,736)
Expiring 07/06/17	Goldman Sachs & Co.	JPY	552,500	5,059,246	4,913,556	(145,690)
Expiring 07/06/17	Goldman Sachs & Co.	JPY	99,800	884,007	887,552	3,545
Expiring 07/06/17	JPMorgan Chase	JPY	3,547,667	32,081,486	31,550,514	(530,972)
Expiring 07/06/17	JPMorgan Chase	JPY	2,258,350	20,314,822	20,084,214	(230,608)
Expiring 07/06/17	JPMorgan Chase	JPY	662,910	6,074,849	5,895,466	(179,383)
Expiring 07/06/17	Morgan Stanley	JPY	113,400	1,024,695	1,008,502	(16,193)
Expiring 07/06/17	Royal Bank of Scotland Group PLC	JPY	207,700	1,878,589	1,847,141	(31,448)
Expiring 07/06/17	State Street Bank	JPY	1,369,510	12,396,384	12,179,482	(216,902)
Expiring 07/06/17	State Street Bank	JPY	49,500	449,955	440,219	(9,736)
Expiring 07/06/17	UBS AG	JPY	770,800	6,977,030	6,854,965	(122,065)
Expiring 08/08/17	JPMorgan Chase	JPY	1,816,450	16,108,850	16,177,968	69,118
Mexican Peso,
Expiring 07/06/17	BNP Paribas	MXN	9,740	521,740	536,113	14,373
Expiring 07/06/17	BNP Paribas	MXN	8,170	448,836	449,697	861
Expiring 07/06/17	Citigroup Global Markets	MXN	74,934	3,989,607	4,124,548	134,941
Expiring 07/06/17	Citigroup Global Markets	MXN	40,314	2,146,383	2,218,980	72,597
Expiring 07/06/17	Goldman Sachs & Co.	MXN	96,130	5,338,892	5,291,227	(47,665)
Expiring 07/06/17	Goldman Sachs & Co.	MXN	16,190	885,924	891,137	5,213
Expiring 07/06/17	Nomura Securities Co.	MXN	45,060	2,402,047	2,480,211	78,164
Expiring 07/06/17	RBC Dominion Securities	MXN	159,482	8,857,365	8,778,273	(79,092)
Expiring 07/06/17	State Street Bank	MXN	52,374	2,908,264	2,882,791	(25,473)
Expiring 07/06/17	State Street Bank	MXN	37,486	1,996,388	2,063,320	66,932
Expiring 08/08/17	BNP Paribas	MXN	17,910	989,552	980,361	(9,191)
Expiring 08/08/17	Citigroup Global Markets	MXN	115,248	6,354,514	6,308,466	(46,048)
Expiring 08/08/17	Nomura Securities Co.	MXN	45,060	2,488,540	2,466,502	(22,038)
New Taiwanese Dollar,
Expiring 07/06/17	Bank of America	TWD	68,250	2,244,697	2,244,047	(650)
Expiring 07/06/17	Citigroup Global Markets	TWD	75	2,491	2,466	(25)
Expiring 07/06/17	Deutsche Bank AG	TWD	45,410	1,495,718	1,493,072	(2,646)
Expiring 07/06/17	Goldman Sachs & Co.	TWD	68,070	2,259,060	2,238,129	(20,931)
Expiring 08/08/17	Citigroup Global Markets	TWD	75	2,467	2,469	2
Expiring 08/08/17	Goldman Sachs & Co.	TWD	68,070	2,237,820	2,240,674	2,854
New Zealand Dollar,
Expiring 07/06/17	Bank of America	NZD	2,050	1,453,229	1,502,067	48,838
Expiring 07/06/17	Barclays Capital Group	NZD	1,530	1,102,048	1,121,055	19,007
Expiring 07/06/17	BNP Paribas	NZD	1,920	1,382,972	1,406,814	23,842
Expiring 07/06/17	Canadian Imperial Bank of Commerce	NZD	1,795	1,272,075	1,315,224	43,149
Expiring 07/06/17	Citigroup Global Markets	NZD	6,975	5,023,981	5,110,691	86,710
Expiring 07/06/17	Commonwealth Bank of Australia	NZD	36,182	26,062,475	26,511,116	448,641
Expiring 07/06/17	Commonwealth Bank of Australia	NZD	7,216	5,252,317	5,287,276	34,959
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	NZD	1,855	1,336,127	1,359,188	23,061
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	NZD	930	659,156	681,425	22,269
Expiring 07/06/17	Deutsche Bank AG	NZD	20,305	14,781,431	14,877,791	96,360
Expiring 07/06/17	Deutsche Bank AG	NZD	840	595,300	615,482	20,182
Expiring 07/06/17	Goldman Sachs & Co.	NZD	2,765	2,005,524	2,025,959	20,435
Expiring 07/06/17	Goldman Sachs & Co.	NZD	1,255	908,789	919,558	10,769
Expiring 07/06/17	Goldman Sachs & Co.	NZD	835	601,436	611,817	10,381

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 07/06/17	JPMorgan Chase	NZD	26,418	$18,723,758	$19,356,881	$633,123
Expiring 07/06/17	JPMorgan Chase	NZD	1,235	894,674	904,904	10,230
Expiring 07/06/17	Morgan Stanley	NZD	1,735	1,229,600	1,271,262	41,662
Expiring 07/06/17	State Street Bank	NZD	6,918	5,035,052	5,068,927	33,875
Expiring 07/06/17	State Street Bank	NZD	2,325	1,674,712	1,703,564	28,852
Expiring 07/06/17	State Street Bank	NZD	920	651,983	674,099	22,116
Expiring 07/06/17	UBS AG	NZD	720	518,615	527,555	8,940
Expiring 08/08/17	Goldman Sachs & Co.	NZD	3,210	2,335,275	2,350,566	15,291
Expiring 08/08/17	JPMorgan Chase	NZD	1,235	898,577	904,345	5,768
Norwegian Krone,
Expiring 07/06/17	Barclays Capital Group	NOK	17,110	2,017,241	2,049,685	32,444
Expiring 07/06/17	Barclays Capital Group	NOK	9,300	1,096,426	1,114,089	17,663
Expiring 07/06/17	Barclays Capital Group	NOK	7,360	872,388	881,688	9,300
Expiring 07/06/17	BNP Paribas	NOK	6,960	824,871	833,770	8,899
Expiring 07/06/17	BNP Paribas	NOK	4,400	523,336	527,096	3,760
Expiring 07/06/17	Citigroup Global Markets	NOK	37,890	4,507,361	4,539,016	31,655
Expiring 07/06/17	Deutsche Bank AG	NOK	7,590	902,776	909,241	6,465
Expiring 07/06/17	Goldman Sachs & Co.	NOK	23,200	2,759,199	2,779,234	20,035
Expiring 07/06/17	JPMorgan Chase	NOK	48,920	5,798,338	5,860,350	62,012
Expiring 07/06/17	JPMorgan Chase	NOK	6,300	741,193	754,706	13,513
Expiring 07/06/17	JPMorgan Chase	NOK	6,300	741,204	754,705	13,501
Expiring 07/06/17	Morgan Stanley	NOK	71,380	8,459,043	8,550,936	91,893
Expiring 07/06/17	Morgan Stanley	NOK	43,254	5,143,758	5,181,594	37,836
Expiring 07/06/17	Standard Chartered PLC	NOK	8,480	1,005,013	1,015,858	10,845
Expiring 07/06/17	UBS AG	NOK	34,030	4,020,138	4,076,609	56,471
Expiring 07/06/17	UBS AG	NOK	14,090	1,650,327	1,687,906	37,579
Expiring 07/06/17	UBS AG	NOK	6,340	749,566	759,497	9,931
Expiring 07/06/17	UBS AG	NOK	4,460	528,170	534,284	6,114
Expiring 08/08/17	Barclays Capital Group	NOK	20,210	2,405,188	2,422,750	17,562
Expiring 08/08/17	JPMorgan Chase	NOK	61,520	7,310,142	7,374,941	64,799
Expiring 08/08/17	Morgan Stanley	NOK	62,450	7,431,449	7,486,429	54,980
Expiring 08/08/17	Standard Chartered PLC	NOK	8,480	1,007,808	1,016,572	8,764
Expiring 08/08/17	UBS AG	NOK	50,410	5,998,877	6,043,089	44,212
Peruvian Nuevo Sol,
Expiring 07/06/17	Bank of America	PEN	1,455	441,632	447,899	6,267
Expiring 07/06/17	BNP Paribas	PEN	2,275	700,000	700,323	323
Expiring 07/06/17	Citigroup Global Markets	PEN	1,965	603,316	604,895	1,579
Expiring 07/06/17	Goldman Sachs & Co.	PEN	2,700	828,856	831,152	2,296
Expiring 07/06/17	Morgan Stanley	PEN	7,195	2,184,606	2,214,868	30,262
Expiring 08/08/17	Bank of America	PEN	1,455	446,662	446,388	(274)
Expiring 08/08/17	Citigroup Global Markets	PEN	500	153,257	153,398	141
Expiring 08/08/17	Morgan Stanley	PEN	7,195	2,210,038	2,207,394	(2,644)
Polish Zloty,
Expiring 07/06/17	Barclays Capital Group	PLN	29,735	7,966,574	8,023,980	57,406
Expiring 07/06/17	Citigroup Global Markets	PLN	1,960	526,907	528,905	1,998
Expiring 07/06/17	Goldman Sachs & Co.	PLN	33,599	9,026,025	9,066,679	40,654
Expiring 07/06/17	JPMorgan Chase	PLN	5,065	1,356,322	1,366,788	10,466
Expiring 07/06/17	Morgan Stanley	PLN	1,825	487,577	492,475	4,898
Expiring 08/08/17	Barclays Capital Group	PLN	29,735	7,987,675	8,022,602	34,927
Expiring 08/08/17	JPMorgan Chase	PLN	3,115	837,139	840,438	3,299
Expiring 08/08/17	Morgan Stanley	PLN	1,825	490,155	492,391	2,236
Russian Ruble,
Expiring 07/06/17	Bank of America	RUB	120,905	2,047,155	2,047,415	260
Expiring 07/06/17	Bank of America	RUB	59,770	1,044,382	1,012,150	(32,232)
Expiring 07/06/17	Barclays Capital Group	RUB	152,290	2,581,895	2,578,891	(3,004)
Expiring 07/06/17	Citigroup Global Markets	RUB	154,000	2,703,699	2,607,849	(95,850)
Expiring 07/06/17	Citigroup Global Markets	RUB	55,570	972,183	941,027	(31,156)
Expiring 07/06/17	Deutsche Bank AG	RUB	70,550	1,238,588	1,194,699	(43,889)

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 07/06/17	Goldman Sachs & Co.	RUB	33,530	$588,548	$567,800	$(20,748)
Expiring 07/06/17	JPMorgan Chase	RUB	63,835	1,118,920	1,080,987	(37,933)
Expiring 07/06/17	Morgan Stanley	RUB	128,150	2,169,827	2,170,103	276
Expiring 08/08/17	Citigroup Global Markets	RUB	62,400	1,050,726	1,049,015	(1,711)
Expiring 08/08/17	Deutsche Bank AG	RUB	70,550	1,186,312	1,186,025	(287)
Expiring 08/08/17	Goldman Sachs & Co.	RUB	33,530	563,871	563,678	(193)
Expiring 08/08/17	JPMorgan Chase	RUB	63,835	1,073,213	1,073,139	(74)
Singapore Dollar,
Expiring 07/06/17	Citigroup Global Markets	SGD	778	563,840	565,156	1,316
Expiring 07/06/17	Goldman Sachs & Co.	SGD	625	451,712	454,013	2,301
Expiring 07/06/17	JPMorgan Chase	SGD	630	455,289	457,645	2,356
Expiring 07/06/17	Morgan Stanley	SGD	777	563,212	564,429	1,217
Expiring 07/06/17	Standard Chartered PLC	SGD	2,193	1,586,831	1,593,042	6,211
Expiring 07/06/17	State Street Bank	SGD	3,029	2,192,116	2,200,330	8,214
Expiring 08/08/17	Citigroup Global Markets	SGD	778	563,559	565,458	1,899
Expiring 08/08/17	Goldman Sachs & Co.	SGD	625	452,571	454,257	1,686
Expiring 08/08/17	JPMorgan Chase	SGD	630	456,227	457,891	1,664
Expiring 08/08/17	Morgan Stanley	SGD	777	562,620	564,732	2,112
Expiring 08/08/17	State Street Bank	SGD	720	523,350	523,304	(46)
South African Rand,
Expiring 07/06/17	Bank of America	ZAR	25,834	1,949,835	1,972,476	22,641
Expiring 07/06/17	Citigroup Global Markets	ZAR	141,142	10,839,126	10,776,470	(62,656)
Expiring 07/06/17	Goldman Sachs & Co.	ZAR	35,363	2,714,962	2,700,035	(14,927)
Expiring 07/06/17	Goldman Sachs & Co.	ZAR	26,667	2,014,173	2,036,078	21,905
Expiring 07/06/17	JPMorgan Chase	ZAR	84,653	6,392,331	6,463,423	71,092
Expiring 07/06/17	JPMorgan Chase	ZAR	7,680	599,620	586,383	(13,237)
Expiring 07/06/17	JPMorgan Chase	ZAR	6,720	521,570	513,085	(8,485)
Expiring 07/06/17	Morgan Stanley	ZAR	11,770	902,621	898,662	(3,959)
Expiring 08/08/17	Bank of America	ZAR	25,834	1,971,284	1,960,790	(10,494)
Expiring 08/08/17	JPMorgan Chase	ZAR	90,343	6,896,439	6,857,000	(39,439)
Expiring 08/08/17	Morgan Stanley	ZAR	1,130	86,299	85,766	(533)
South Korean Won,
Expiring 07/06/17	Barclays Capital Group	KRW	3,179,020	2,832,165	2,778,767	(53,398)
Expiring 07/06/17	BNP Paribas	KRW	1,474,180	1,291,781	1,288,574	(3,207)
Expiring 07/06/17	Citigroup Global Markets	KRW	674,540	600,766	589,612	(11,154)
Expiring 07/06/17	Goldman Sachs & Co.	KRW	511,360	450,815	446,977	(3,838)
Expiring 07/06/17	JPMorgan Chase	KRW	26,794,038	23,485,619	23,420,543	(65,076)
Expiring 08/08/17	Bank of America	KRW	596,770	522,795	521,890	(905)
Expiring 08/08/17	Barclays Capital Group	KRW	3,179,020	2,786,732	2,780,128	(6,604)
Expiring 08/08/17	Citigroup Global Markets	KRW	674,540	591,391	589,901	(1,490)
Expiring 08/08/17	Goldman Sachs & Co.	KRW	128,160	112,362	112,079	(283)
Swedish Krona,
Expiring 07/06/17	Bank of America	SEK	1,178,259	135,258,332	139,908,876	4,650,544
Expiring 07/06/17	Bank of America	SEK	49,230	5,783,565	5,845,671	62,106
Expiring 07/06/17	Barclays Capital Group	SEK	22,480	2,571,936	2,669,321	97,385
Expiring 07/06/17	Barclays Capital Group	SEK	8,680	997,043	1,030,680	33,637
Expiring 07/06/17	Barclays Capital Group	SEK	4,890	563,230	580,649	17,419
Expiring 07/06/17	Citigroup Global Markets	SEK	12,670	1,449,550	1,504,462	54,912
Expiring 07/06/17	Deutsche Bank AG	SEK	968,920	110,857,089	115,051,537	4,194,448
Expiring 07/06/17	Deutsche Bank AG	SEK	9,200	1,060,041	1,092,427	32,386
Expiring 07/06/17	JPMorgan Chase	SEK	176,026	20,138,561	20,901,687	763,126
Expiring 07/06/17	Morgan Stanley	SEK	5,240	605,499	622,208	16,709
Expiring 07/06/17	UBS AG	SEK	6,520	751,490	774,198	22,708
Expiring 07/06/17	UBS AG	SEK	5,470	628,297	649,519	21,222
Expiring 08/08/17	Barclays Capital Group	SEK	8,680	1,022,144	1,032,689	10,545
Expiring 08/08/17	Deutsche Bank AG	SEK	968,920	114,111,412	115,275,777	1,164,365
Swiss Franc,
Expiring 07/06/17	Morgan Stanley	CHF	10,798	11,264,000	11,265,472	1,472

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Thai Baht,
Expiring 07/06/17	Barclays Capital Group	THB	166,170	$4,869,308	$4,891,669	$22,361
Expiring 07/06/17	Barclays Capital Group	THB	65,053	1,913,324	1,915,014	1,690
Expiring 07/06/17	JPMorgan Chase	THB	68,992	2,029,236	2,030,968	1,732
Expiring 07/06/17	JPMorgan Chase	THB	21,610	632,839	636,149	3,310
Expiring 08/08/17	Barclays Capital Group	THB	166,170	4,890,661	4,891,690	1,029
Turkish Lira,
Expiring 07/06/17	Barclays Capital Group	TRY	5,300	1,491,773	1,503,709	11,936
Expiring 07/06/17	Barclays Capital Group	TRY	898	252,432	254,779	2,347
Expiring 07/06/17	Citigroup Global Markets	TRY	1,600	451,471	453,949	2,478
Expiring 07/06/17	Citigroup Global Markets	TRY	1,585	448,990	449,693	703
Expiring 07/06/17	Citigroup Global Markets	TRY	1,575	445,042	446,857	1,815
Expiring 07/06/17	JPMorgan Chase	TRY	14,478	4,100,325	4,107,678	7,353
Expiring 07/06/17	JPMorgan Chase	TRY	3,592	1,008,935	1,019,117	10,182
Expiring 07/06/17	JPMorgan Chase	TRY	3,190	895,916	905,062	9,146
Expiring 07/06/17	Morgan Stanley	TRY	9,753	2,761,993	2,767,107	5,114
Expiring 08/08/17	Barclays Capital Group	TRY	6,198	1,739,360	1,741,408	2,048
Expiring 08/08/17	Citigroup Global Markets	TRY	780	218,906	219,151	245

				$3,138,305,989	$3,167,894,788	29,588,799

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/06/17	Australia and New Zealand Banking Group	AUD	605	$451,318	$464,962	$(13,644)
Expiring 07/06/17	Bank of America	AUD	13,760	10,270,505	10,574,993	(304,488)
Expiring 07/06/17	Barclays Capital Group	AUD	88,335	65,901,797	67,888,232	(1,986,435)
Expiring 07/06/17	Barclays Capital Group	AUD	22,877	17,067,249	17,581,696	(514,447)
Expiring 07/06/17	BNP Paribas	AUD	2,995	2,270,600	2,301,752	(31,152)
Expiring 07/06/17	Citigroup Global Markets	AUD	4,635	3,513,979	3,562,143	(48,164)
Expiring 07/06/17	Citigroup Global Markets	AUD	750	564,479	576,399	(11,920)
Expiring 07/06/17	Commonwealth Bank of Australia	AUD	700	522,113	537,973	(15,860)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	AUD	935	708,857	718,577	(9,720)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	AUD	805	600,562	618,668	(18,106)
Expiring 07/06/17	Deutsche Bank AG	AUD	27,655	20,965,588	21,253,740	(288,152)
Expiring 07/06/17	Goldman Sachs & Co.	AUD	2,160	1,611,306	1,660,028	(48,722)
Expiring 07/06/17	Goldman Sachs & Co.	AUD	1,905	1,430,979	1,464,053	(33,074)
Expiring 07/06/17	Goldman Sachs & Co.	AUD	1,088	824,410	836,162	(11,752)
Expiring 07/06/17	Goldman Sachs & Co.	AUD	880	674,168	676,308	(2,140)
Expiring 07/06/17	Goldman Sachs & Co.	AUD	695	522,640	534,129	(11,489)
Expiring 07/06/17	Hong Kong & Shanghai Bank	AUD	680	507,192	522,601	(15,409)
Expiring 07/06/17	JPMorgan Chase	AUD	59,314	45,440,101	45,584,679	(144,578)
Expiring 07/06/17	JPMorgan Chase	AUD	9,815	7,440,929	7,543,137	(102,208)
Expiring 07/06/17	JPMorgan Chase	AUD	3,585	2,674,267	2,755,186	(80,919)
Expiring 07/06/17	Morgan Stanley	AUD	2,575	1,920,908	1,978,969	(58,061)
Expiring 07/06/17	National Australia Bank Ltd.	AUD	1,345	1,019,682	1,033,675	(13,993)
Expiring 07/06/17	Nomura Securities Co.	AUD	710	529,724	545,657	(15,933)
Expiring 07/06/17	RBC Dominion Securities	AUD	955	723,620	733,948	(10,328)
Expiring 07/06/17	Standard Chartered PLC	AUD	1,087	823,834	835,394	(11,560)
Expiring 07/06/17	State Street Bank	AUD	1,160	865,276	891,496	(26,220)
Expiring 07/06/17	Toronto Dominion	AUD	780	591,349	599,454	(8,105)
Expiring 07/06/17	Toronto Dominion	AUD	675	503,550	518,759	(15,209)
Expiring 08/08/17	Barclays Capital Group	AUD	88,335	67,643,057	67,858,079	(215,022)
Expiring 08/08/17	Deutsche Bank AG	AUD	27,655	21,177,093	21,244,299	(67,206)

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 08/08/17	Goldman Sachs & Co.	AUD	985	$754,850	$756,667	$(1,817)
Brazilian Real,
Expiring 07/05/17	Barclays Capital Group	BRL	5,228	1,589,638	1,576,254	13,384
Expiring 07/05/17	Barclays Capital Group	BRL	2,465	749,308	743,203	6,105
Expiring 07/05/17	Citigroup Global Markets	BRL	8,715	2,649,742	2,627,592	22,150
Expiring 07/05/17	Deutsche Bank AG	BRL	3,060	930,912	922,597	8,315
Expiring 07/05/17	Goldman Sachs & Co.	BRL	2,735	821,321	824,608	(3,287)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,980	591,946	596,974	(5,028)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,635	496,915	492,956	3,959
Expiring 07/05/17	Goldman Sachs & Co.	BRL	1,475	446,767	444,716	2,051
Expiring 07/05/17	JPMorgan Chase	BRL	3,185	968,762	960,284	8,478
Expiring 07/05/17	Morgan Stanley	BRL	4,048	1,230,545	1,220,481	10,064
Expiring 08/02/17	Barclays Capital Group	BRL	1,643	495,895	492,234	3,661
Expiring 08/02/17	Deutsche Bank AG	BRL	3,060	923,662	916,760	6,902
Expiring 08/02/17	Goldman Sachs & Co.	BRL	1,490	447,663	446,397	1,266
Expiring 08/02/17	Goldman Sachs & Co.	BRL	1,485	447,964	444,899	3,065
Expiring 08/02/17	JPMorgan Chase	BRL	3,185	961,422	954,210	7,212
British Pound,
Expiring 07/06/17	Bank of America	GBP	11,910	15,207,368	15,515,445	(308,077)
Expiring 07/06/17	Bank of America	GBP	5	6,431	6,513	(82)
Expiring 07/06/17	Barclays Capital Group	GBP	3,080	3,961,499	4,012,391	(50,892)
Expiring 07/06/17	Barclays Capital Group	GBP	850	1,083,560	1,107,316	(23,756)
Expiring 07/06/17	BNP Paribas	GBP	1,330	1,698,344	1,732,624	(34,280)
Expiring 07/06/17	Citigroup Global Markets	GBP	6,210	7,911,789	8,089,918	(178,129)
Expiring 07/06/17	Citigroup Global Markets	GBP	1,630	2,077,046	2,123,440	(46,394)
Expiring 07/06/17	Citigroup Global Markets	GBP	1,565	2,013,306	2,038,763	(25,457)
Expiring 07/06/17	Citigroup Global Markets	GBP	735	953,824	957,502	(3,678)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	GBP	105	135,785	136,786	(1,001)
Expiring 07/06/17	Deutsche Bank AG	GBP	73,290	93,584,441	95,476,655	(1,892,214)
Expiring 07/06/17	Deutsche Bank AG	GBP	14,965	19,247,504	19,495,267	(247,763)
Expiring 07/06/17	Deutsche Bank AG	GBP	1,570	1,984,669	2,045,277	(60,608)
Expiring 07/06/17	Goldman Sachs & Co.	GBP	3,105	3,965,001	4,044,958	(79,957)
Expiring 07/06/17	Goldman Sachs & Co.	GBP	1,185	1,502,247	1,543,728	(41,481)
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	20,093	26,071,091	26,175,637	(104,546)
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	7,728	9,835,503	10,067,452	(231,949)
Expiring 07/06/17	Hong Kong & Shanghai Bank	GBP	3,126	4,020,242	4,072,316	(52,074)
Expiring 07/06/17	JPMorgan Chase	GBP	17,407	22,387,492	22,676,520	(289,028)
Expiring 07/06/17	JPMorgan Chase	GBP	3,091	3,982,831	4,026,720	(43,889)
Expiring 07/06/17	JPMorgan Chase	GBP	575	746,284	749,066	(2,782)
Expiring 07/06/17	Morgan Stanley	GBP	68,239	87,770,194	88,896,595	(1,126,401)
Expiring 07/06/17	Morgan Stanley	GBP	24,046	30,928,385	31,325,305	(396,920)
Expiring 07/06/17	Nomura Securities Co.	GBP	960	1,234,320	1,250,615	(16,295)
Expiring 07/06/17	State Street Bank	GBP	30,910	40,108,010	40,267,204	(159,194)
Expiring 07/06/17	State Street Bank	GBP	12,134	15,605,706	15,807,255	(201,549)
Expiring 07/06/17	State Street Bank	GBP	745	962,184	970,529	(8,345)
Expiring 07/06/17	UBS AG	GBP	415	529,936	540,631	(10,695)
Expiring 08/08/17	Credit Agricole Securities (USA), Inc.	GBP	105	136,407	136,933	(526)
Expiring 08/08/17	Deutsche Bank AG	GBP	74,860	97,237,524	97,626,716	(389,192)
Expiring 08/08/17	Goldman Sachs & Co.	GBP	1,185	1,539,398	1,545,387	(5,989)
Expiring 08/08/17	Morgan Stanley	GBP	68,239	88,640,232	88,992,112	(351,880)
Canadian Dollar,
Expiring 07/06/17	Bank of America	CAD	2,705	2,004,817	2,086,160	(81,343)
Expiring 07/06/17	Bank of America	CAD	1,635	1,215,077	1,260,951	(45,874)
Expiring 07/06/17	Bank of Montreal	CAD	1,835	1,408,170	1,415,196	(7,026)
Expiring 07/06/17	BNP Paribas	CAD	3,302	2,489,918	2,546,581	(56,663)
Expiring 07/06/17	BNP Paribas	CAD	3,301	2,489,586	2,545,810	(56,224)

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 07/06/17	BNP Paribas	CAD	1,210	$914,834	$933,181	$(18,347)
Expiring 07/06/17	Canadian Imperial Bank of Commerce	CAD	900	668,908	694,102	(25,194)
Expiring 07/06/17	Citigroup Global Markets	CAD	4,565	3,441,369	3,520,637	(79,268)
Expiring 07/06/17	Citigroup Global Markets	CAD	3,301	2,490,692	2,545,810	(55,118)
Expiring 07/06/17	Citigroup Global Markets	CAD	2,035	1,505,315	1,569,440	(64,125)
Expiring 07/06/17	Commonwealth Bank of Australia	CAD	2,350	1,746,792	1,812,376	(65,584)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	CAD	4,995	3,833,035	3,852,263	(19,228)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	CAD	600	453,424	462,734	(9,310)
Expiring 07/06/17	Goldman Sachs & Co.	CAD	4,110	3,154,187	3,169,730	(15,543)
Expiring 07/06/17	Goldman Sachs & Co.	CAD	980	728,351	755,799	(27,448)
Expiring 07/06/17	Hong Kong & Shanghai Bank	CAD	810	621,670	624,691	(3,021)
Expiring 07/06/17	JPMorgan Chase	CAD	4,102	3,146,854	3,163,560	(16,706)
Expiring 07/06/17	JPMorgan Chase	CAD	2,120	1,570,587	1,634,995	(64,408)
Expiring 07/06/17	JPMorgan Chase	CAD	1,095	829,018	844,490	(15,472)
Expiring 07/06/17	Morgan Stanley	CAD	68,018	50,554,398	52,457,104	(1,902,706)
Expiring 07/06/17	Morgan Stanley	CAD	14,464	11,100,016	11,154,982	(54,966)
Expiring 07/06/17	Nomura Securities Co.	CAD	2,660	2,040,660	2,051,456	(10,796)
Expiring 07/06/17	RBC Dominion Securities	CAD	5,295	3,991,151	4,083,630	(92,479)
Expiring 07/06/17	State Street Bank	CAD	2,870	2,128,169	2,213,412	(85,243)
Expiring 07/06/17	Toronto Dominion	CAD	2,387	1,831,392	1,840,911	(9,519)
Expiring 07/06/17	UBS AG	CAD	3,301	2,489,594	2,545,810	(56,216)
Expiring 07/06/17	UBS AG	CAD	1,210	895,307	933,181	(37,874)
Expiring 08/08/17	Bank of America	CAD	4,340	3,331,233	3,349,161	(17,928)
Expiring 08/08/17	Bank of Montreal	CAD	1,075	826,338	829,573	(3,235)
Expiring 08/08/17	BNP Paribas	CAD	3,618	2,778,162	2,791,997	(13,835)
Expiring 08/08/17	Canadian Imperial Bank of Commerce	CAD	105	80,614	81,028	(414)
Expiring 08/08/17	Citigroup Global Markets	CAD	1,961	1,506,943	1,513,296	(6,353)
Expiring 08/08/17	Commonwealth Bank of Australia	CAD	2,350	1,804,642	1,813,485	(8,843)
Expiring 08/08/17	JPMorgan Chase	CAD	2,120	1,627,309	1,635,995	(8,686)
Expiring 08/08/17	Morgan Stanley	CAD	68,018	52,228,211	52,489,222	(261,011)
Expiring 08/08/17	RBC Dominion Securities	CAD	2,345	1,800,566	1,809,627	(9,061)
Expiring 08/08/17	State Street Bank	CAD	780	598,927	601,922	(2,995)
Expiring 08/08/17	UBS AG	CAD	3,606	2,769,351	2,782,736	(13,385)
Chilean Peso,
Expiring 07/06/17	Bank of America	CLP	301,200	453,956	453,654	302
Expiring 07/06/17	Barclays Capital Group	CLP	150,000	225,513	225,924	(411)
Expiring 07/06/17	BNP Paribas	CLP	752,200	1,133,685	1,132,932	753
Expiring 07/06/17	Citigroup Global Markets	CLP	196,200	290,499	295,508	(5,009)
Expiring 07/06/17	Goldman Sachs & Co.	CLP	1,465,200	2,168,065	2,206,823	(38,758)
Chinese Renminbi,
Expiring 09/20/17	JPMorgan Chase	CNH	11,821	1,719,693	1,732,738	(13,045)
Expiring 09/20/17	JPMorgan Chase	CNH	9,253	1,344,620	1,356,318	(11,698)
Expiring 09/20/17	JPMorgan Chase	CNH	9,237	1,343,427	1,353,972	(10,545)
Expiring 09/20/17	JPMorgan Chase	CNH	9,217	1,341,747	1,351,040	(9,293)
Expiring 09/20/17	JPMorgan Chase	CNH	3,092	450,952	453,229	(2,277)
Expiring 09/20/17	State Street Bank	CNH	4,559	665,761	668,264	(2,503)
Colombian Peso,
Expiring 07/06/17	Bank of America	COP	185,913	61,479	60,947	532
Expiring 07/06/17	Barclays Capital Group	COP	2,700,600	919,854	885,331	34,523
Expiring 07/06/17	Barclays Capital Group	COP	2,635,000	894,433	863,825	30,608
Expiring 07/06/17	Citigroup Global Markets	COP	3,772,400	1,273,599	1,236,696	36,903
Expiring 07/06/17	Citigroup Global Markets	COP	2,503,200	818,842	820,618	(1,776)
Expiring 07/06/17	Citigroup Global Markets	COP	2,396,800	814,822	785,736	29,086
Expiring 07/06/17	Citigroup Global Markets	COP	2,121,900	723,581	695,618	27,963

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Colombian Peso (continued),
Expiring 07/06/17	Deutsche Bank AG	COP	1,454,250	$480,426	$476,743	$3,683
Expiring 07/06/17	Goldman Sachs & Co.	COP	1,454,250	480,903	476,743	4,160
Expiring 07/06/17	Goldman Sachs & Co.	COP	713,750	235,831	233,987	1,844
Expiring 08/08/17	Barclays Capital Group	COP	2,582,800	850,036	842,618	7,418
Expiring 08/08/17	Citigroup Global Markets	COP	2,999,113	985,416	978,437	6,979
Expiring 08/08/17	Deutsche Bank AG	COP	1,454,250	478,765	474,437	4,328
Czech Koruna,
Expiring 07/07/17	Morgan Stanley	CZK	37,992	1,608,059	1,662,083	(54,024)
Danish Krone,
Expiring 07/06/17	Bank of America	DKK	31,678	4,769,921	4,867,502	(97,581)
Expiring 08/08/17	Bank of America	DKK	31,678	4,867,503	4,876,763	(9,260)
Euro,
Expiring 07/06/17	Bank of America	EUR	226	253,174	258,214	(5,040)
Expiring 07/06/17	Barclays Capital Group	EUR	13,753	15,405,217	15,713,307	(308,090)
Expiring 07/06/17	Barclays Capital Group	EUR	6,177	6,919,074	7,057,449	(138,375)
Expiring 07/06/17	Barclays Capital Group	EUR	2,005	2,245,219	2,290,786	(45,567)
Expiring 07/06/17	Barclays Capital Group	EUR	655	732,612	748,362	(15,750)
Expiring 07/06/17	BNP Paribas	EUR	4,452	4,982,545	5,086,574	(104,029)
Expiring 07/06/17	BNP Paribas	EUR	2,986	3,406,966	3,411,614	(4,648)
Expiring 07/06/17	Citigroup Global Markets	EUR	15,122	16,938,303	17,277,440	(339,137)
Expiring 07/06/17	Citigroup Global Markets	EUR	12,648	14,429,787	14,450,804	(21,017)
Expiring 07/06/17	Citigroup Global Markets	EUR	865	974,916	988,294	(13,378)
Expiring 07/06/17	Citigroup Global Markets	EUR	625	702,684	714,086	(11,402)
Expiring 07/06/17	Citigroup Global Markets	EUR	615	689,588	702,660	(13,072)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	6,301	7,188,339	7,199,124	(10,785)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	1,780	1,995,679	2,033,715	(38,036)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	EUR	410	459,136	468,440	(9,304)
Expiring 07/06/17	Credit Suisse First Boston Corp.	EUR	1,148	1,289,520	1,311,632	(22,112)
Expiring 07/06/17	Deutsche Bank AG	EUR	149,640	167,007,829	170,969,193	(3,961,364)
Expiring 07/06/17	Deutsche Bank AG	EUR	6,320	7,056,697	7,220,832	(164,135)
Expiring 07/06/17	Deutsche Bank AG	EUR	4,205	4,797,400	4,804,367	(6,967)
Expiring 07/06/17	Deutsche Bank AG	EUR	535	603,649	611,257	(7,608)
Expiring 07/06/17	Deutsche Bank AG	EUR	335	373,890	382,750	(8,860)
Expiring 07/06/17	Goldman Sachs & Co.	EUR	7,876	8,822,144	8,998,619	(176,475)
Expiring 07/06/17	Goldman Sachs & Co.	EUR	3,590	4,095,763	4,101,706	(5,943)
Expiring 07/06/17	Goldman Sachs & Co.	EUR	1,780	1,986,927	2,033,715	(46,788)
Expiring 07/06/17	Hong Kong & Shanghai Bank	EUR	18,770	21,023,112	21,445,414	(422,302)
Expiring 07/06/17	JPMorgan Chase	EUR	17,962	20,496,599	20,522,244	(25,645)
Expiring 07/06/17	JPMorgan Chase	EUR	9,141	10,294,275	10,443,928	(149,653)
Expiring 07/06/17	JPMorgan Chase	EUR	9,141	10,269,137	10,443,929	(174,792)
Expiring 07/06/17	JPMorgan Chase	EUR	9,141	10,259,996	10,443,928	(183,932)
Expiring 07/06/17	JPMorgan Chase	EUR	1,370	1,543,442	1,565,275	(21,833)
Expiring 07/06/17	Morgan Stanley	EUR	255,292	285,949,056	291,680,482	(5,731,426)
Expiring 07/06/17	Morgan Stanley	EUR	103,113	115,495,452	117,810,388	(2,314,936)
Expiring 07/06/17	Morgan Stanley	EUR	4,453	4,983,065	5,087,716	(104,651)
Expiring 07/06/17	Morgan Stanley	EUR	1,985	2,232,284	2,267,936	(35,652)
Expiring 07/06/17	Morgan Stanley	EUR	780	870,907	891,178	(20,271)
Expiring 07/06/17	Nomura Securities Co.	EUR	2,360	2,692,760	2,696,387	(3,627)
Expiring 07/06/17	Nomura Securities Co.	EUR	1,100	1,227,727	1,256,791	(29,064)
Expiring 07/06/17	State Street Bank	EUR	18,901	21,095,182	21,595,087	(499,905)
Expiring 07/06/17	State Street Bank	EUR	11,796	13,226,147	13,477,363	(251,216)
Expiring 07/06/17	State Street Bank	EUR	1,393	1,570,722	1,591,554	(20,832)
Expiring 07/06/17	UBS AG	EUR	3,826	4,284,967	4,371,345	(86,378)
Expiring 07/06/17	UBS AG	EUR	3,807	4,287,367	4,349,637	(62,270)
Expiring 07/06/17	UBS AG	EUR	3,595	4,016,342	4,107,420	(91,078)

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/06/17	UBS AG	EUR	935	$1,043,561	$1,068,272	$(24,711)
Expiring 08/08/17	Barclays Capital Group	EUR	14,408	16,465,650	16,491,287	(25,637)
Expiring 08/08/17	BNP Paribas	EUR	1,221	1,395,350	1,397,547	(2,197)
Expiring 08/08/17	Deutsche Bank AG	EUR	149,640	171,008,583	171,276,799	(268,216)
Expiring 08/08/17	JPMorgan Chase	EUR	1,370	1,566,010	1,568,092	(2,082)
Expiring 08/08/17	Morgan Stanley	EUR	246,136	281,284,205	281,725,381	(441,176)
Expiring 08/08/17	Nomura Securities Co.	EUR	3,515	4,019,473	4,023,242	(3,769)
Expiring 08/08/17	State Street Bank	EUR	13,189	15,071,849	15,096,028	(24,179)
Expiring 08/08/17	UBS AG	EUR	10,563	12,072,559	12,090,329	(17,770)
Hungarian Forint,
Expiring 07/06/17	Bank of America	HUF	309,900	1,139,531	1,146,338	(6,807)
Expiring 07/06/17	Barclays Capital Group	HUF	233,800	850,426	864,840	(14,414)
Expiring 07/06/17	Citigroup Global Markets	HUF	381,500	1,388,343	1,411,191	(22,848)
Expiring 07/06/17	JPMorgan Chase	HUF	184,800	671,932	683,586	(11,654)
Expiring 07/06/17	JPMorgan Chase	HUF	167,400	608,559	619,223	(10,664)
Expiring 07/06/17	Morgan Stanley	HUF	228,100	823,123	843,755	(20,632)
Expiring 07/06/17	Morgan Stanley	HUF	78,100	287,461	288,896	(1,435)
Expiring 08/08/17	Barclays Capital Group	HUF	233,800	861,300	866,078	(4,778)
Expiring 08/08/17	Citigroup Global Markets	HUF	381,500	1,405,874	1,413,212	(7,338)
Expiring 08/08/17	JPMorgan Chase	HUF	352,200	1,298,080	1,304,675	(6,595)
Indian Rupee,
Expiring 07/06/17	Barclays Capital Group	INR	227,460	3,520,344	3,516,045	4,299
Expiring 07/06/17	Citigroup Global Markets	INR	72,320	1,119,505	1,117,913	1,592
Expiring 07/06/17	JPMorgan Chase	INR	101,780	1,573,046	1,573,301	(255)
Expiring 07/06/17	JPMorgan Chase	INR	76,220	1,176,089	1,178,198	(2,109)
Expiring 08/08/17	Barclays Capital Group	INR	29,020	446,805	446,575	230
Expiring 08/08/17	JPMorgan Chase	INR	178,000	2,743,527	2,739,157	4,370
Indonesian Rupiah,
Expiring 07/06/17	Barclays Capital Group	IDR	16,888,000	1,266,822	1,266,243	579
Expiring 07/06/17	Citigroup Global Markets	IDR	12,007,000	900,075	900,271	(196)
Expiring 08/08/17	Citigroup Global Markets	IDR	2,972,000	222,206	221,964	242
Israeli Shekel,
Expiring 07/06/17	Citigroup Global Markets	ILS	2,145	615,107	615,054	53
Expiring 07/06/17	Citigroup Global Markets	ILS	1,855	523,453	531,899	(8,446)
Expiring 07/06/17	Citigroup Global Markets	ILS	240	67,894	68,817	(923)
Expiring 07/06/17	Morgan Stanley	ILS	4,041	1,140,913	1,158,709	(17,796)
Expiring 07/06/17	Morgan Stanley	ILS	260	74,478	74,552	(74)
Expiring 08/08/17	Morgan Stanley	ILS	4,041	1,158,911	1,160,249	(1,338)
Japanese Yen,
Expiring 07/06/17	Australia and New Zealand Banking Group	JPY	64,700	581,466	575,397	6,069
Expiring 07/06/17	Bank of America	JPY	1,461,400	13,290,469	12,996,688	293,781
Expiring 07/06/17	Bank of America	JPY	677,505	6,106,014	6,025,264	80,750
Expiring 07/06/17	Barclays Capital Group	JPY	31,187,973	281,878,041	277,364,418	4,513,623
Expiring 07/06/17	Barclays Capital Group	JPY	4,940,766	44,435,665	43,939,781	495,884
Expiring 07/06/17	Barclays Capital Group	JPY	4,413,710	39,891,272	39,252,506	638,766
Expiring 07/06/17	Barclays Capital Group	JPY	73,700	668,861	655,438	13,423
Expiring 07/06/17	Citigroup Global Markets	JPY	1,799,702	16,271,170	16,005,314	265,856
Expiring 07/06/17	Citigroup Global Markets	JPY	68,300	617,503	607,414	10,089
Expiring 07/06/17	Citigroup Global Markets	JPY	64,600	591,633	574,508	17,125
Expiring 07/06/17	Citigroup Global Markets	JPY	59,100	535,594	525,595	9,999
Expiring 07/06/17	Commonwealth Bank of Australia	JPY	163,100	1,476,172	1,450,500	25,672
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	JPY	819,900	7,420,803	7,291,628	129,175
Expiring 07/06/17	Deutsche Bank AG	JPY	2,339,800	21,176,476	20,808,575	367,901
Expiring 07/06/17	Deutsche Bank AG	JPY	1,442,700	13,057,468	12,830,384	227,084
Expiring 07/06/17	Deutsche Bank AG	JPY	1,093,400	9,868,231	9,723,949	144,282
Expiring 07/06/17	Goldman Sachs & Co.	JPY	1,306,220	11,822,600	11,616,623	205,977

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/06/17	Goldman Sachs & Co.	JPY	143,900	$1,309,932	$1,279,747	$30,185
Expiring 07/06/17	Goldman Sachs & Co.	JPY	99,800	897,446	887,553	9,893
Expiring 07/06/17	JPMorgan Chase	JPY	1,816,450	16,086,737	16,154,259	(67,522)
Expiring 07/06/17	JPMorgan Chase	JPY	1,522,032	13,775,429	13,535,907	239,522
Expiring 07/06/17	JPMorgan Chase	JPY	1,129,175	10,219,518	10,042,107	177,411
Expiring 07/06/17	JPMorgan Chase	JPY	1,107,700	9,947,197	9,851,123	96,074
Expiring 07/06/17	JPMorgan Chase	JPY	451,670	4,059,265	4,016,842	42,423
Expiring 07/06/17	JPMorgan Chase	JPY	441,900	3,973,860	3,929,955	43,905
Expiring 07/06/17	Morgan Stanley	JPY	93,700	848,119	833,303	14,816
Expiring 07/06/17	Morgan Stanley	JPY	19,700	178,128	175,198	2,930
Expiring 07/06/17	Royal Bank of Scotland Group PLC	JPY	207,700	1,879,944	1,847,141	32,803
Expiring 07/06/17	State Street Bank	JPY	1,104,900	10,068,682	9,826,222	242,460
Expiring 07/06/17	State Street Bank	JPY	244,510	2,211,073	2,174,504	36,569
Expiring 07/06/17	State Street Bank	JPY	69,600	629,809	618,975	10,834
Expiring 07/06/17	UBS AG	JPY	403,200	3,645,504	3,585,784	59,720
Expiring 07/06/17	UBS AG	JPY	367,600	3,322,953	3,269,182	53,771
Expiring 08/08/17	Barclays Capital Group	JPY	36,128,739	320,443,075	321,775,757	(1,332,682)
Expiring 08/08/17	Citigroup Global Markets	JPY	1,799,702	15,985,415	16,028,804	(43,389)
Expiring 08/08/17	Citigroup Global Markets	JPY	107,604	962,054	958,361	3,693
Expiring 08/08/17	Deutsche Bank AG	JPY	3,433,200	30,454,259	30,577,334	(123,075)
Expiring 08/08/17	Goldman Sachs & Co.	JPY	99,800	885,215	888,855	(3,640)
Expiring 08/08/17	Hong Kong & Shanghai Bank	JPY	67,200	597,754	598,508	(754)
Expiring 08/08/17	Morgan Stanley	JPY	671,900	5,976,508	5,984,187	(7,679)
Expiring 08/08/17	State Street Bank	JPY	223,500	1,991,872	1,990,573	1,299
Mexican Peso,
Expiring 07/06/17	BNP Paribas	MXN	17,910	994,613	985,809	8,804
Expiring 07/06/17	Citigroup Global Markets	MXN	115,248	6,387,149	6,343,527	43,622
Expiring 07/06/17	Goldman Sachs & Co.	MXN	112,320	5,981,804	6,182,364	(200,560)
Expiring 07/06/17	Nomura Securities Co.	MXN	45,060	2,501,249	2,480,211	21,038
Expiring 07/06/17	RBC Dominion Securities	MXN	122,543	6,526,537	6,745,062	(218,525)
Expiring 07/06/17	RBC Dominion Securities	MXN	36,939	1,967,340	2,033,212	(65,872)
Expiring 07/06/17	State Street Bank	MXN	89,860	4,952,683	4,946,111	6,572
Expiring 08/08/17	Goldman Sachs & Co.	MXN	96,130	5,311,519	5,261,981	49,538
Expiring 08/08/17	RBC Dominion Securities	MXN	159,482	8,811,275	8,729,754	81,521
Expiring 08/08/17	State Street Bank	MXN	52,374	2,893,054	2,866,857	26,197
New Taiwanese Dollar,
Expiring 07/06/17	Bank of America	TWD	43,165	1,422,241	1,419,257	2,984
Expiring 07/06/17	Bank of America	TWD	25,085	825,382	824,790	592
Expiring 07/06/17	Citigroup Global Markets	TWD	75	2,467	2,466	1
Expiring 07/06/17	Deutsche Bank AG	TWD	25,085	825,463	824,790	673
Expiring 07/06/17	Deutsche Bank AG	TWD	20,325	673,459	668,282	5,177
Expiring 07/06/17	Goldman Sachs & Co.	TWD	68,070	2,237,158	2,238,129	(971)
Expiring 08/08/17	Bank of America	TWD	68,250	2,242,852	2,246,599	(3,747)
Expiring 08/08/17	Deutsche Bank AG	TWD	45,410	1,495,226	1,494,771	455
New Zealand Dollar,
Expiring 07/06/17	Bank of America	NZD	2,050	1,476,439	1,502,067	(25,628)
Expiring 07/06/17	Barclays Capital Group	NZD	1,530	1,084,297	1,121,055	(36,758)
Expiring 07/06/17	BNP Paribas	NZD	1,920	1,384,879	1,406,814	(21,935)
Expiring 07/06/17	Canadian Imperial Bank of Commerce	NZD	1,795	1,292,858	1,315,225	(22,367)
Expiring 07/06/17	Citigroup Global Markets	NZD	4,230	2,997,145	3,099,387	(102,242)
Expiring 07/06/17	Citigroup Global Markets	NZD	2,745	1,972,219	2,011,304	(39,085)
Expiring 07/06/17	Commerzbank Capital AG	NZD	36,182	25,637,263	26,511,116	(873,853)
Expiring 07/06/17	Commonwealth Bank of Australia	NZD	7,216	5,112,998	5,287,276	(174,278)
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	NZD	1,855	1,314,583	1,359,188	(44,605)

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 07/06/17	Credit Agricole Securities (USA), Inc.	NZD	930	$669,842	$681,426	$(11,584)
Expiring 07/06/17	Deutsche Bank AG	NZD	20,305	14,624,006	14,877,790	(253,784)
Expiring 07/06/17	Deutsche Bank AG	NZD	840	604,982	615,481	(10,499)
Expiring 07/06/17	Goldman Sachs & Co.	NZD	3,210	2,336,771	2,352,017	(15,246)
Expiring 07/06/17	Goldman Sachs & Co.	NZD	835	600,811	611,818	(11,007)
Expiring 07/06/17	Goldman Sachs & Co.	NZD	810	586,510	593,499	(6,989)
Expiring 07/06/17	JPMorgan Chase	NZD	26,418	19,026,641	19,356,881	(330,240)
Expiring 07/06/17	JPMorgan Chase	NZD	1,235	899,100	904,904	(5,804)
Expiring 07/06/17	Morgan Stanley	NZD	900	648,212	659,444	(11,232)
Expiring 07/06/17	Morgan Stanley	NZD	835	600,416	611,818	(11,402)
Expiring 07/06/17	State Street Bank	NZD	6,918	5,004,793	5,068,927	(64,134)
Expiring 07/06/17	State Street Bank	NZD	1,670	1,204,304	1,223,635	(19,331)
Expiring 07/06/17	State Street Bank	NZD	855	607,357	626,472	(19,115)
Expiring 07/06/17	State Street Bank	NZD	720	517,613	527,555	(9,942)
Expiring 07/06/17	UBS AG	NZD	720	517,704	527,555	(9,851)
Expiring 08/08/17	Commonwealth Bank of Australia	NZD	7,216	5,249,034	5,284,013	(34,979)
Expiring 08/08/17	Deutsche Bank AG	NZD	20,305	14,772,496	14,868,609	(96,113)
Expiring 08/08/17	Deutsche Bank AG	NZD	2,745	1,995,697	2,010,063	(14,366)
Expiring 08/08/17	State Street Bank	NZD	6,918	5,031,994	5,065,799	(33,805)
Norwegian Krone,
Expiring 07/06/17	Barclays Capital Group	NOK	20,210	2,403,582	2,421,048	(17,466)
Expiring 07/06/17	Barclays Capital Group	NOK	8,040	949,490	963,148	(13,658)
Expiring 07/06/17	Barclays Capital Group	NOK	5,520	648,735	661,266	(12,531)
Expiring 07/06/17	BNP Paribas	NOK	6,100	721,715	730,746	(9,031)
Expiring 07/06/17	BNP Paribas	NOK	5,260	624,408	630,119	(5,711)
Expiring 07/06/17	Citigroup Global Markets	NOK	37,890	4,492,111	4,539,016	(46,905)
Expiring 07/06/17	Deutsche Bank AG	NOK	7,590	901,085	909,240	(8,155)
Expiring 07/06/17	Goldman Sachs & Co.	NOK	16,960	1,986,911	2,031,715	(44,804)
Expiring 07/06/17	Goldman Sachs & Co.	NOK	6,240	739,578	747,518	(7,940)
Expiring 07/06/17	JPMorgan Chase	NOK	61,520	7,305,327	7,369,761	(64,434)
Expiring 07/06/17	Morgan Stanley	NOK	62,450	7,426,543	7,481,170	(54,627)
Expiring 07/06/17	Morgan Stanley	NOK	43,254	5,125,910	5,181,594	(55,684)
Expiring 07/06/17	Morgan Stanley	NOK	8,930	1,057,408	1,069,765	(12,357)
Expiring 07/06/17	Standard Chartered PLC	NOK	8,480	1,007,126	1,015,858	(8,732)
Expiring 07/06/17	UBS AG	NOK	50,410	5,994,653	6,038,843	(44,190)
Expiring 07/06/17	UBS AG	NOK	7,000	829,319	838,562	(9,243)
Expiring 07/06/17	UBS AG	NOK	1,510	178,992	180,890	(1,898)
Expiring 08/08/17	BNP Paribas	NOK	4,400	523,671	527,466	(3,795)
Expiring 08/08/17	Citigroup Global Markets	NOK	37,890	4,510,199	4,542,207	(32,008)
Expiring 08/08/17	Deutsche Bank AG	NOK	7,590	903,337	909,880	(6,543)
Expiring 08/08/17	Goldman Sachs & Co.	NOK	23,200	2,761,050	2,781,187	(20,137)
Expiring 08/08/17	Morgan Stanley	NOK	43,254	5,147,156	5,185,236	(38,080)
Peruvian Nuevo Sol,
Expiring 07/06/17	Bank of America	PEN	1,455	448,175	447,899	276
Expiring 07/06/17	BNP Paribas	PEN	2,275	694,233	700,324	(6,091)
Expiring 07/06/17	Citigroup Global Markets	PEN	1,465	445,749	450,977	(5,228)
Expiring 07/06/17	Citigroup Global Markets	PEN	500	153,752	153,918	(166)
Expiring 07/06/17	Goldman Sachs & Co.	PEN	2,700	822,669	831,153	(8,484)
Expiring 07/06/17	Morgan Stanley	PEN	7,195	2,217,599	2,214,868	2,731
Expiring 08/08/17	BNP Paribas	PEN	2,275	697,083	697,960	(877)
Expiring 08/08/17	Goldman Sachs & Co.	PEN	2,700	825,562	828,348	(2,786)
Polish Zloty,
Expiring 07/06/17	Barclays Capital Group	PLN	29,735	7,988,469	8,023,980	(35,511)
Expiring 07/06/17	Citigroup Global Markets	PLN	1,960	516,574	528,905	(12,331)
Expiring 07/06/17	Goldman Sachs & Co.	PLN	27,709	7,420,858	7,477,265	(56,407)
Expiring 07/06/17	Goldman Sachs & Co.	PLN	5,890	1,577,424	1,589,414	(11,990)
Expiring 07/06/17	JPMorgan Chase	PLN	3,115	837,226	840,582	(3,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty (continued),
Expiring 07/06/17	JPMorgan Chase	PLN	1,950	$523,191	$526,207	$(3,016)
Expiring 07/06/17	Morgan Stanley	PLN	1,825	490,216	492,475	(2,259)
Expiring 08/08/17	Citigroup Global Markets	PLN	1,960	526,805	528,814	(2,009)
Expiring 08/08/17	Goldman Sachs & Co.	PLN	33,599	9,024,226	9,065,122	(40,896)
Russian Ruble,
Expiring 07/06/17	Bank of America	RUB	75,155	1,318,000	1,272,681	45,319
Expiring 07/06/17	Bank of America	RUB	44,760	758,259	757,970	289
Expiring 07/06/17	Bank of America	RUB	35,848	611,949	607,053	4,896
Expiring 07/06/17	Bank of America	RUB	24,912	425,773	421,862	3,911
Expiring 07/06/17	Barclays Capital Group	RUB	51,460	902,475	871,428	31,047
Expiring 07/06/17	Barclays Capital Group	RUB	42,710	745,766	723,255	22,511
Expiring 07/06/17	Barclays Capital Group	RUB	29,060	483,608	492,105	(8,497)
Expiring 07/06/17	Barclays Capital Group	RUB	29,060	483,527	492,104	(8,577)
Expiring 07/06/17	Citigroup Global Markets	RUB	62,400	1,057,986	1,056,687	1,299
Expiring 07/06/17	Citigroup Global Markets	RUB	59,570	1,044,172	1,008,764	35,408
Expiring 07/06/17	Citigroup Global Markets	RUB	58,692	983,116	993,896	(10,780)
Expiring 07/06/17	Citigroup Global Markets	RUB	28,908	484,871	489,531	(4,660)
Expiring 07/06/17	Deutsche Bank AG	RUB	70,550	1,194,346	1,194,700	(354)
Expiring 07/06/17	Goldman Sachs & Co.	RUB	33,530	567,689	567,800	(111)
Expiring 07/06/17	JPMorgan Chase	RUB	63,835	1,080,631	1,080,989	(358)
Expiring 07/06/17	Morgan Stanley	RUB	68,040	1,194,334	1,152,195	42,139
Expiring 07/06/17	Morgan Stanley	RUB	34,740	599,275	588,290	10,985
Expiring 07/06/17	Morgan Stanley	RUB	25,370	445,010	429,618	15,392
Expiring 08/08/17	Bank of America	RUB	120,905	2,032,871	2,032,551	320
Expiring 08/08/17	Bank of America	RUB	26,520	442,590	445,831	(3,241)
Expiring 08/08/17	Barclays Capital Group	RUB	152,290	2,564,137	2,560,168	3,969
Expiring 08/08/17	Morgan Stanley	RUB	128,150	2,154,759	2,154,347	412
Singapore Dollar,
Expiring 07/06/17	Citigroup Global Markets	SGD	778	563,238	565,156	(1,918)
Expiring 07/06/17	Goldman Sachs & Co.	SGD	625	452,347	454,013	(1,666)
Expiring 07/06/17	JPMorgan Chase	SGD	630	455,980	457,646	(1,666)
Expiring 07/06/17	Morgan Stanley	SGD	777	562,319	564,429	(2,110)
Expiring 07/06/17	Standard Chartered PLC	SGD	1,193	862,181	866,620	(4,439)
Expiring 07/06/17	Standard Chartered PLC	SGD	1,000	722,700	726,421	(3,721)
Expiring 07/06/17	State Street Bank	SGD	1,194	862,703	867,347	(4,644)
Expiring 07/06/17	State Street Bank	SGD	1,000	722,532	726,421	(3,889)
Expiring 07/06/17	State Street Bank	SGD	835	601,226	606,562	(5,336)
Expiring 08/08/17	Standard Chartered PLC	SGD	2,193	1,587,635	1,593,896	(6,261)
Expiring 08/08/17	State Street Bank	SGD	3,029	2,193,071	2,201,510	(8,439)
South African Rand,
Expiring 07/06/17	Bank of America	ZAR	25,834	1,982,225	1,972,477	9,748
Expiring 07/06/17	Citigroup Global Markets	ZAR	92,491	6,978,873	7,061,870	(82,997)
Expiring 07/06/17	Citigroup Global Markets	ZAR	48,651	3,670,942	3,714,599	(43,657)
Expiring 07/06/17	Goldman Sachs & Co.	ZAR	25,610	1,959,771	1,955,374	4,397
Expiring 07/06/17	Goldman Sachs & Co.	ZAR	25,610	1,950,172	1,955,374	(5,202)
Expiring 07/06/17	Goldman Sachs & Co.	ZAR	10,810	824,894	825,365	(471)
Expiring 07/06/17	JPMorgan Chase	ZAR	90,343	6,934,872	6,897,866	37,006
Expiring 07/06/17	JPMorgan Chase	ZAR	8,710	672,672	665,026	7,646
Expiring 07/06/17	Morgan Stanley	ZAR	10,640	822,438	812,385	10,053
Expiring 07/06/17	Morgan Stanley	ZAR	1,130	86,779	86,277	502
Expiring 08/08/17	Citigroup Global Markets	ZAR	141,142	10,778,312	10,712,625	65,687
Expiring 08/08/17	Goldman Sachs & Co.	ZAR	35,363	2,699,940	2,684,039	15,901
Expiring 08/08/17	Goldman Sachs & Co.	ZAR	25,840	1,976,189	1,961,246	14,943
Expiring 08/08/17	Goldman Sachs & Co.	ZAR	25,610	1,947,408	1,943,790	3,618
Expiring 08/08/17	JPMorgan Chase	ZAR	25,840	1,978,220	1,961,247	16,973
South Korean Won,
Expiring 07/06/17	Barclays Capital Group	KRW	3,179,020	2,785,779	2,778,766	7,013
Expiring 07/06/17	BNP Paribas	KRW	1,090,980	971,907	953,621	18,286

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 07/06/17	BNP Paribas	KRW	383,200	$335,449	$334,953	$496
Expiring 07/06/17	Citigroup Global Markets	KRW	674,540	591,183	589,612	1,571
Expiring 07/06/17	Goldman Sachs & Co.	KRW	383,200	335,405	334,953	452
Expiring 07/06/17	Goldman Sachs & Co.	KRW	128,160	112,318	112,024	294
Expiring 07/06/17	JPMorgan Chase	KRW	18,706,508	16,669,793	16,351,271	318,522
Expiring 07/06/17	JPMorgan Chase	KRW	4,541,650	3,974,490	3,969,835	4,655
Expiring 07/06/17	JPMorgan Chase	KRW	3,545,880	3,159,814	3,099,437	60,377
Expiring 08/08/17	BNP Paribas	KRW	1,474,180	1,292,188	1,289,205	2,983
Expiring 08/08/17	JPMorgan Chase	KRW	26,794,038	23,492,620	23,432,013	60,607
Swedish Krona,
Expiring 07/06/17	Bank of America	SEK	1,178,259	134,783,915	139,908,877	(5,124,962)
Expiring 07/06/17	Bank of America	SEK	49,230	5,651,362	5,845,671	(194,309)
Expiring 07/06/17	Barclays Capital Group	SEK	17,300	1,998,972	2,054,238	(55,266)
Expiring 07/06/17	Barclays Capital Group	SEK	10,070	1,156,336	1,195,732	(39,396)
Expiring 07/06/17	Barclays Capital Group	SEK	8,680	1,020,259	1,030,681	(10,422)
Expiring 07/06/17	Citigroup Global Markets	SEK	12,670	1,455,410	1,504,462	(49,052)
Expiring 07/06/17	Deutsche Bank AG	SEK	968,920	113,908,172	115,051,536	(1,143,364)
Expiring 07/06/17	Deutsche Bank AG	SEK	6,560	753,301	778,948	(25,647)
Expiring 07/06/17	Deutsche Bank AG	SEK	2,640	302,037	313,479	(11,442)
Expiring 07/06/17	JPMorgan Chase	SEK	118,246	13,576,513	14,040,771	(464,258)
Expiring 07/06/17	JPMorgan Chase	SEK	57,780	6,664,921	6,860,915	(195,994)
Expiring 07/06/17	Morgan Stanley	SEK	5,240	599,489	622,209	(22,720)
Expiring 07/06/17	UBS AG	SEK	11,990	1,371,591	1,423,717	(52,126)
Expiring 08/08/17	Bank of America	SEK	49,230	5,793,836	5,857,064	(63,228)
Expiring 08/08/17	Morgan Stanley	SEK	4,540	530,909	540,139	(9,230)
Swiss Franc,
Expiring 07/06/17	Morgan Stanley	CHF	10,798	11,099,258	11,265,472	(166,214)
Expiring 08/08/17	Morgan Stanley	CHF	10,798	11,287,142	11,290,205	(3,063)
Thai Baht,
Expiring 07/06/17	Barclays Capital Group	THB	166,170	4,887,353	4,891,669	(4,316)
Expiring 07/06/17	Barclays Capital Group	THB	65,053	1,906,259	1,915,013	(8,754)
Expiring 07/06/17	JPMorgan Chase	THB	65,052	1,905,018	1,914,983	(9,965)
Expiring 07/06/17	JPMorgan Chase	THB	25,550	750,852	752,134	(1,282)
Expiring 08/08/17	Barclays Capital Group	THB	65,053	1,914,619	1,915,022	(403)
Expiring 08/08/17	JPMorgan Chase	THB	68,992	2,027,864	2,030,977	(3,113)
Turkish Lira,
Expiring 07/06/17	Barclays Capital Group	TRY	6,198	1,755,489	1,758,487	(2,998)
Expiring 07/06/17	Citigroup Global Markets	TRY	3,980	1,127,302	1,129,200	(1,898)
Expiring 07/06/17	Citigroup Global Markets	TRY	780	220,964	221,300	(336)
Expiring 07/06/17	JPMorgan Chase	TRY	21,260	5,918,988	6,031,856	(112,868)
Expiring 07/06/17	Morgan Stanley	TRY	9,753	2,719,766	2,767,107	(47,341)
Expiring 08/08/17	Citigroup Global Markets	TRY	2,895	813,589	813,387	202
Expiring 08/08/17	JPMorgan Chase	TRY	14,478	4,061,822	4,067,781	(5,959)
Expiring 08/08/17	Morgan Stanley	TRY	9,753	2,735,795	2,740,231	(4,436)

				$4,100,975,183	$4,134,901,814	(33,926,631)

						$(4,337,832)

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%	$1,605	$10,108	$14,318	$(4,210)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1) (continued):
CMBX.NA.9.AAA	09/17/58	0.500%	$1,645	$22,348	$36,057	$(13,709)	Morgan Stanley

				$32,456	$50,375	$(17,919)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX NA BBB.6	05/11/63	3.000%	2,710	$(314,798)	$(347,068)	$32,270	Morgan Stanley
CMBX NA BBB.6	05/11/63	3.000%	950	(110,354)	(121,666)	11,312	Morgan Stanley

				$(425,152)	$(468,734)	$43,582

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	175,247	06/20/19	(0.180)%	1 Day EONIA(1)	$(65,480)	$(8,358)	$57,122
EUR	173,706	09/19/19	(0.233)%	1 Day EONIA(1)	6,430	205,328	198,898
GBP	79,293	06/20/19	0.462%	1 Day SONIA(2)	—	(136,754)	(136,754)
NZD	199,500	03/21/19	2.526%	3 Month BBR(2)	(168,358)	133,436	301,794
NZD	152,113	12/19/20	3.010%	3 Month BBR(2)	(425,713)	122,299	548,012
PLN	191,346	09/20/22	2.671%	6 Month WIBOR(1)	(111,087)	(599,503)	(488,416)
	25,003	11/30/21	1.816%	3 Month LIBOR(2)	—	(110,028)	(110,028)
	9,905	06/16/26	1.880%	3 Month LIBOR(2)	5,509	(291,540)	(297,049)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
	9,620	02/15/46	2.432%	3 Month LIBOR(1)	$49,195	$201,496	$152,301
ZAR	110,851	09/20/27	8.293%	3 Month JIBAR(1)	(79,285)	(116,366)	(37,081)

					$(788,789)	$(599,990)	$188,799

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
HKD	12,400	06/16/26	2.360%	3 Month HIBOR(1)	$1,274	$—	$1,274	Goldman Sachs & Co.
HKD	12,400	06/16/26	2.378%	3 Month HIBOR(1)	15	—	15	JPMorgan Chase
HKD	12,400	06/16/26	2.365%	3 Month HIBOR(1)	914	—	914	Morgan Stanley
HKD	12,400	06/16/26	2.355%	3 Month HIBOR(1)	1,634	—	1,634	Goldman Sachs & Co.
HKD	9,050	06/16/26	2.240%	3 Month HIBOR(1)	7,231	3,044	4,187	Goldman Sachs & Co.
HKD	9,045	06/16/26	2.240%	3 Month HIBOR(1)	7,227	6,572	655	Goldman Sachs & Co.
HKD	7,215	06/16/26	2.240%	3 Month HIBOR(1)	5,765	2,283	3,482	JPMorgan Chase
NZD	42,705	03/21/19	2.526%	3 Month BBR(2)	33,562	—	33,562	Deutsche Bank AG
NZD	42,705	03/21/19	2.526%	3 Month BBR(2)	33,562	1,325	32,237	Citigroup Global Markets

					$91,184	$13,224	$77,960

A security with a market value of $3,956,375 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$11,218,975	$—
Equipment	—	1,523,052	—
Commercial Mortgage-Backed Securities	—	28,968,965	—
Corporate Bonds
Belgium	—	15,270,740	—
Bermuda	—	827,077	—
Canada	—	12,909,488	—
Denmark	—	8,135,790	—
France	—	30,038,723	—
Germany	—	25,773,683	—
Hong Kong	—	2,604,482	—
Ireland	—	2,431,711	—

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Italy	$—	$13,419,439	$—
Mexico	—	3,190,770	—
Netherlands	—	11,627,831	—
Spain	—	10,623,437	—
Sweden	—	7,136,733	—
Switzerland	—	12,077,036	—
United Kingdom	—	47,230,188	—
United States	—	548,501,243	—
Foreign Government Bonds	—	898,366,801	10,345,290
Municipal Bonds	—	14,618,749	—
U.S. Government Agency Obligations	—	203,995,264	—
U.S. Treasury Obligations	—	44,068,989	—
Unaffiliated Fund	24,092,034	—	—
Affiliated Mutual Fund	2,077,669	—	—
Options Purchased	—	73,172	—
Other Financial Instruments*
Futures Contracts	(602,951)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,337,832)	—
OTC Credit Default Swap Agreements	—	(392,696)	—
Centrally Cleared Interest Rate Swap Agreements	—	188,799	—
OTC Interest Rate Swap Agreements	—	91,184	—

Total	$25,566,752	$1,950,181,793	$10,345,290

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Foreign Government Bonds	45.7%
U.S. Government Agency Obligations	10.3
Banks	9.4
Electric	4.4
Agriculture	3.3
Auto Manufacturers	3.0
Media	2.6
Oil & Gas	2.4
U.S. Treasury Obligations	2.2
Insurance	2.0
Telecommunications	1.9
Diversified Financial Services	1.6
Commercial Mortgage-Backed Securities	1.5
Pipelines	1.3
Healthcare-Services	1.2
Unaffiliated Fund	1.2
Beverages	1.0
Municipal Bonds	0.7
Software	0.6
Automobiles	0.6
Foods	0.5
Pharmaceuticals	0.4
Semiconductors	0.3

Miscellaneous Manufacturing	0.3%
Chemicals	0.2
Trucking & Leasing	0.2
Packaging & Containers	0.2
Environmental Control	0.2
Holding Companies-Diversified	0.1
Advertising	0.1
Affiliated Mutual Fund (0.1% represents investments purchased with collateral from securities on loan)	0.1
Real Estate Investment Trusts (REITs)	0.1
Mining	0.1
Transportation	0.1
Retail	0.1
Auto Parts & Equipment	0.1
Equipment	0.1
Options Purchased	0.0 *

100.1
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$50,375		Premiums received for OTC swap agreements	$468,734
Credit contracts	Unrealized appreciation on OTC swap agreements	43,582		Unrealized depreciation on OTC swap agreements	17,919
Foreign exchange contracts	—	—		Due from/to broker — variation margin futures	1,826,841	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	43,756,355		Unrealized depreciation on OTC forward foreign currency exchange contracts	48,094,187
Interest rate contracts	Due from/to broker — variation margin futures	4,476,822	*	Due from/to broker — variation margin futures	3,252,932	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,258,127	*	Due from/to broker — variation margin swaps	1,069,328	*
Interest rate contracts	Premiums paid for OTC swap agreements	13,224		—	—
Interest rate contracts	Unaffiliated investments	73,172		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	77,960		—	—

Total		$49,749,617			$54,729,941

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$(954,050)	$192,496	$—	$—	$(639,283)	$(1,400,837)
Foreign exchange contracts	—	—	(5,340,471)	(28,180,319)	—	(33,520,790)
Interest rate contracts	102,900	—	(8,789,543)	—	1,640,451	(7,046,192)

Total	$(851,150)	$192,496	$(14,130,014)	$(28,180,319)	$1,001,168	$(41,967,819)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$460,706	$(185,132)	$—	$—	$39,165	$314,739
Foreign exchange contracts	—	—	(1,826,841)	(16,365,689)	—	(18,192,530)
Interest rate contracts	(245,508)	—	5,374,610	—	2,407,400	7,536,502

Total	$215,198	$(185,132)	$3,547,769	$(16,365,689)	$2,446,565	$(10,341,289)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Options Purchased(1)	Options Written(4)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements — Buy Protection(4)	Credit Default Swap Agreements — Sell Protection(4)
$445,563	$51,904,918	$580,956,199	$747,982,115	$1,842,544,479	$2,833,967,781	$739,937,399	$6,604,429	$1,908,088

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$2,030,486	$(2,030,486)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Australia and New Zealand Banking Group	$12,341	$(12,341)	$—	$—
Bank of America	5,519,543	(5,519,543)	—	—
Bank of Montreal	58,359	(10,261)	—	48,098
Barclays Capital Group	8,261,716	(5,738,264)	(60,424)	2,463,028
BNP Paribas	519,067	(382,277)	—	136,790
Canadian Imperial Bank of Commerce	57,780	(47,975)	—	9,805
Citigroup Global Markets	2,403,548	(1,895,865)	—	507,683
Commerzbank Capital AG	—	—	—	—
Commonwealth Bank of Australia	525,219	(332,738)	—	192,481
Credit Agricole Securities (USA), Inc	613,629	(307,610)	—	306,019
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	7,852,336	(7,852,336)	—	—
Goldman Sachs & Co.	1,094,114	(1,094,114)	—	—
Hong Kong & Shanghai Bank	1,592,674	(830,055)	—	762,619
JPMorgan Chase.	6,145,116	(3,789,445)	—	2,355,671
Morgan Stanley	5,713,277	(5,713,277)	—	—
National Australia Bank Ltd.	30,369	(13,993)	—	16,376
Nomura Securities Co.	275,095	(101,522)	—	173,573
RBC Dominion Securities	181,869	(181,869)	—	—
Royal Bank of Scotland Group PLC	32,803	(31,448)	—	1,355
Standard Chartered PLC	52,206	(34,713)	—	17,493
State Street Bank	2,537,871	(1,702,973)	—	834,898
Toronto Dominion	124,693	(32,833)	—	91,860
UBS AG	411,043	(411,043)	—	—

	$44,014,668

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Australia and New Zealand Banking Group	$(23,864)	$12,341	$—	$(11,523)
Bank of America	(6,663,467)	5,519,543	—	(1,143,924)
Bank of Montreal	(10,261)	10,261	—	—
Barclays Capital Group	(5,738,264)	5,738,264	—	—
BNP Paribas	(382,277)	382,277	—	—
Canadian Imperial Bank of Commerce	(47,975)	47,975	—	—
Citigroup Global Markets	(1,895,865)	1,895,865	—	—
Commerzbank Capital AG	(873,853)	—	—	(873,853)
Commonwealth Bank of Australia	(332,738)	332,738	—	—
Credit Agricole Securities (USA), Inc.	(307,610)	307,610	—	—
Credit Suisse First Boston Corp.	(22,112)	—	—	(22,112)
Deutsche Bank AG	(9,330,052)	7,852,336	—	(1,477,716)
Goldman Sachs & Co.	(1,434,568)	1,094,114	—	(340,454)
Hong Kong & Shanghai Bank	(830,055)	830,055	—	—
JPMorgan Chase.	(3,789,445)	3,789,445	—	—
Morgan Stanley	(13,865,845)	5,713,277	325,300	(7,827,268)
National Australia Bank Ltd.	(13,993)	13,993	—	—
Nomura Securities Co.	(101,522)	101,522	—	—
RBC Dominion Securities	(475,357)	181,869	—	(293,488)
Royal Bank of Scotland Group PLC	(31,448)	31,448	—	—
Standard Chartered PLC	(34,713)	34,713	—	—
State Street Bank	(1,702,973)	1,702,973	—	—
Toronto Dominion	(32,833)	32,833	—	—
UBS AG	(639,750)	411,043	—	(228,707)

	$(48,580,840)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $2,030,486:
Unaffiliated investments (cost $1,962,902,107)	$1,989,069,662
Affiliated investments (cost $2,077,825)	2,077,669
Cash	7,545
Unrealized appreciation on OTC forward foreign currency contracts	43,756,355
Receivable for investments sold	25,510,351
Dividends and interest receivable	12,061,840
Due from broker-variation margin futures	676,107
Cash segregated for counterparty—OTC	560,000
Tax reclaim receivable	159,539
Unrealized appreciation on OTC swap agreements	121,542
Premiums paid for OTC swap agreements	63,599
Receivable from manager	16,080
Receivable for fund share sold	15,434
Prepaid expenses	1,785

Total Assets	2,074,097,508

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	48,094,187
Payable for investments purchased	33,029,377
Payable to broker for collateral for securities on loan	2,074,785
Premiums received for OTC swap agreements	468,734
Management fees payable	463,381
Accrued expenses and other liabilities	172,444
Cash segregated from counterparty—OTC	170,000
Due to broker-variation margin swaps	138,809
Distribution fee payable	54,732
Deposit due to broker—futures	38,404
Unrealized depreciation on OTC swap agreements	17,919
Payable for fund share repurchased	2,670
Payable to custodian	1,579
Affiliated transfer agent fee payable	365

Total Liabilities	84,727,386

NET ASSETS	$1,989,370,122

Net assets were comprised of:
Paid-in capital	$1,944,566,064
Retained earnings	44,804,058

Net assets, June 30, 2017	$1,989,370,122

Net asset value and redemption price per share, $1,989,370,122 / 189,631,396 outstanding shares of beneficial interest	$10.49

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INCOME
Interest income (net of $245,580 foreign withholding tax)	$17,205,604
Unaffiliated dividend income	89,943
Income from securities lending, net (including affiliated income of $11,317)	17,437

17,312,984

EXPENSES
Management fees	5,953,930
Distribution fee	2,408,634
Custodian and accounting fees	188,000
Audit fee	28,000
Trustees’ fees	12,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	16,431

Total expenses	8,621,995

NET INVESTMENT INCOME (LOSS)	8,690,989

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(238))	(1,115,147)
Futures transactions	(14,130,014)
Options written transactions	192,496
Swap agreements transactions	1,001,168
Foreign currency transactions	(31,695,226)

(45,746,723)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(64))	65,548,222
Futures	3,547,769
Options written	(185,132)
Swap agreements	2,446,565
Foreign currencies	(16,104,468)

55,252,956

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	9,506,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,197,222

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,690,989	$11,740,385
Net realized gain (loss) on investment and foreign currency transactions	(45,746,723)	28,691,030
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	55,252,956	(16,329,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,197,222	24,102,325

FUND SHARE TRANSACTIONS:
Fund share sold [48,700,673 and 71,588,552 shares, respectively]	506,654,994	745,348,441
Fund share repurchased [7,903,131 and (16,226,830) shares, respectively]	(82,362,741)	(169,186,402)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	424,292,253	576,162,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	442,489,475	600,264,364
NET ASSETS:
Beginning of period	1,546,880,647	946,616,283

End of period	$1,989,370,122	$1,546,880,647

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 75.6%
COMMON STOCKS — 58.9%	Shares	Value
Austria — 0.1%
ams AG*	231	$14,990

Belgium — 0.2%
UCB SA	395	27,167

Bermuda — 0.2%
Marvell Technology Group Ltd.	1,818	30,033

Brazil — 0.3%
Hypermarcas SA	1,200	10,037
Lojas Renner SA	750	6,226
M Dias Branco SA	650	9,722
Qualicorp SA	400	3,483
Raia Drogasil SA	350	7,448
Rumo SA*	1,400	3,647
Vale SA	800	7,008

		47,571

Canada — 0.5%
Raging River Exploration, Inc.*	6,564	40,949
Seven Generations Energy Ltd. (Class A Stock)*	1,880	32,198
Tidewater Midstream and Infrastructure Ltd.	8,665	8,753

		81,900

China — 5.7%
3SBio, Inc., 144A*	5,000	6,635
AAC Technologies Holdings, Inc.	4,525	56,522
Air China Ltd. (Class H Stock)	17,500	18,038
Alibaba Group Holding Ltd., ADR*(a)	1,253	176,548
Aluminum Corp. of China Ltd. (Class H Stock)*	26,000	13,312
Anhui Conch Cement Co. Ltd. (Class H Stock)	900	3,128
ANTA Sports Products Ltd.	1,000	3,304
BeiGene Ltd., ADR*	100	4,499
Beijing Capital International Airport Co. Ltd. (Class H Stock)	9,400	13,240
Beijing Enterprises Water Group Ltd.*	9,000	6,984
Brilliance China Automotive Holdings Ltd.	9,500	17,302
BYD Co. Ltd. (Class H Stock)	1,100	6,750
China Communications Construction Co. Ltd. (Class H Stock)	2,500	3,220
China Everbright International Ltd.	2,500	3,118
China Everbright Ltd.	4,400	9,570
China Evergrande Group*	500	897
China Medical System Holdings Ltd.	4,000	6,916
China Merchants Bank Co. Ltd. (Class H Stock)	5,000	15,067
China Resources Beer Holdings Co. Ltd.	5,500	13,871
China Southern Airlines Co. Ltd. (Class H Stock)	21,000	17,748
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	19,500	13,151
CSPC Pharmaceutical Group Ltd.	5,200	7,595
Ctrip.com International Ltd., ADR*	504	27,145
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	3,800	14,547
Geely Automobile Holdings Ltd.	7,500	16,165
Great Wall Motor Co. Ltd. (Class H Stock)	5,000	6,171

COMMON STOCKS (continued)	Shares	Value
China (continued)
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	12,500	$21,924
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	4,000	6,220
Haitian International Holdings Ltd.	4,300	12,051
JD.com, Inc., ADR*	565	22,159
Jiangxi Copper Co. Ltd. (Class H Stock)	8,500	13,949
Kingsoft Corp. Ltd.	4,000	10,413
Longfor Properties Co. Ltd.	11,300	24,267
Minth Group Ltd.	3,300	13,980
NetEase, Inc., ADR	62	18,639
New China Life Insurance Co. Ltd. (Class H Stock)	5,300	26,966
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	3,400	22,397
Semiconductor Manufacturing International Corp.*	8,989	10,412
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	4,000	3,138
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	5,200	20,156
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	3,700	11,020
Shenzhou International Group Holdings Ltd.	2,600	17,096
Silergy Corp.	1,776	34,197
SINA Corp.*	71	6,033
Sunac China Holdings Ltd.	2,000	4,178
Sunny Optical Technology Group Co. Ltd.	4,846	43,396
Tencent Holdings Ltd.	3,721	133,491
TravelSky Technology Ltd. (Class H Stock)	6,800	20,029
Tsingtao Brewery Co. Ltd. (Class H Stock)	700	3,098
Weibo Corp., ADR*	121	8,043
YY, Inc., ADR*	300	17,409

		1,006,104

Denmark — 0.2%
Genmab A/S*	126	26,866

France — 0.7%
Essilor International SA	168	21,372
JCDecaux SA	722	23,672
Television Francaise 1	1,781	24,899
Vivendi SA.	2,636	58,697

		128,640

Hong Kong — 0.8%
ASM Pacific Technology Ltd.	643	8,676
China Gas Holdings Ltd.	2,000	4,038
Galaxy Entertainment Group Ltd.	3,200	19,422
Haier Electronics Group Co. Ltd.*	5,300	13,779
Melco Resorts & Entertainment Ltd., ADR	601	13,492
Nine Dragons Paper Holdings Ltd.	13,500	17,978
Shimao Property Holdings Ltd.	4,500	7,697
Sino Biopharmaceutical Ltd.	15,000	13,263
SUNeVision Holdings Ltd.	9,290	5,863
Tongda Group Holdings Ltd.	130,750	39,008

		143,216

India — 0.0%
ICICI Bank Ltd., ADR	99	888

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Indonesia — 0.1%
Bank Central Asia Tbk PT	5,300	$7,228
Gudang Garam Tbk PT	1,800	10,584
Telekomunikasi Indonesia Persero Tbk PT	21,500	7,301

		25,113

Ireland — 0.2%
Tarsus Group PLC	7,550	27,338

Israel — 0.3%
Radware Ltd.*	649	11,383
Teva Pharmaceutical Industries Ltd., ADR	471	15,647
Tower Semiconductor Ltd.*	1,014	24,184

		51,214

Japan — 14.1%
ADEKA Corp.	1,280	19,556
Aeon Delight Co. Ltd.	885	28,681
Alpine Electronics, Inc.	1,411	21,169
Alps Electric Co. Ltd.	1,848	53,681
Aoyama Trading Co. Ltd.	627	22,381
Asahi Group Holdings Ltd.	757	28,509
Bandai Namco Holdings, Inc.	586	20,022
BML, Inc.	1,222	23,779
Bridgestone Corp.	985	42,583
Casio Computer Co. Ltd.	1,305	20,113
Chugai Pharmaceutical Co. Ltd.	348	13,038
Daicel Corp.	2,846	35,572
Daifuku Co. Ltd.	470	14,098
Daito Trust Construction Co. Ltd.	226	35,210
DeNA Co. Ltd.	948	21,307
Disco Corp.	70	11,227
DTS Corp.	616	18,925
Eisai Co. Ltd.	750	41,496
FANUC Corp.	55	10,645
Fujimi, Inc.	713	14,766
GMO Payment Gateway, Inc.	236	13,080
Hakuhodo DY Holdings, Inc.	2,349	31,283
Harmonic Drive Systems, Inc.	294	10,200
Hazama Ando Corp.	5,131	32,383
Hikari Tsushin, Inc.	319	33,609
Hirata Corp.	93	9,662
HIS Co. Ltd.	924	27,849
Hosiden Corp.	1,371	15,759
Isuzu Motors Ltd.	2,347	29,144
ITOCHU Corp.	3,559	52,990
Japan Airlines Co. Ltd.	994	30,790
Japan Tobacco, Inc.	1,016	35,710
JGC Corp.	1,454	23,685
JSR Corp.	1,786	30,918
KDDI Corp.	1,330	35,175
Keyence Corp.	113	49,746
Kinden Corp.	1,819	29,368
LaSalle Logiport REIT	38	38,286
LIFULL Co. Ltd.	974	8,559
Medipal Holdings Corp.	1,133	21,008
Micronics Japan Co. Ltd.	1,553	15,368
Minebea Mitsumi, Inc.	685	11,078
Mitsubishi UFJ Financial Group, Inc.	11,307	76,266
MS&AD Insurance Group Holdings, Inc.	1,378	46,478
Murata Manufacturing Co. Ltd.	185	28,243

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Nexon Co. Ltd.*	3,033	$60,162
Nidec Corp.	104	10,685
Nintendo Co. Ltd.	203	67,963
Nippo Corp.	1,245	25,056
Nippon Telegraph & Telephone Corp.	1,767	83,410
Nippon Television Holdings, Inc.	4,209	70,963
Olympus Corp.	500	18,319
Ono Pharmaceutical Co. Ltd.	2,166	47,243
Rakuten, Inc.	1,616	19,070
Recruit Holdings Co. Ltd.	1,270	21,857
Rohm Co. Ltd.	169	13,030
San-In Godo Bank Ltd. (The)	2,346	19,817
Sankyo Co. Ltd.	573	19,465
Sanyo Chemical Industries Ltd.	521	24,532
SCREEN Holdings Co. Ltd.	107	7,158
SCSK Corp.	227	10,200
Sekisui Chemical Co. Ltd.	2,109	37,843
Septeni Holdings Co. Ltd.	4,901	15,408
Shimamura Co. Ltd.	210	25,744
Shionogi & Co. Ltd.	460	25,649
SMC Corp.	104	31,791
Sony Corp.	983	37,495
Sony Financial Holdings, Inc.	1,715	29,330
Subaru Corp.	992	33,637
Sumco Corp.	1,149	16,701
Sumitomo Mitsui Trust Holdings, Inc.	657	23,599
Suzuki Motor Corp.	651	31,012
T&D Holdings, Inc.	1,336	20,430
Tadano Ltd.	1,759	21,312
Taisei Corp.	2,839	25,967
Takeda Pharmaceutical Co. Ltd.	300	15,231
Takuma Co. Ltd.	3,194	32,154
Tazmo Co. Ltd.	681	13,940
Tokai Rika Co. Ltd.	1,095	20,258
Token Corp.	195	24,006
Tokio Marine Holdings, Inc.	1,126	46,857
Tokyo Electron Ltd.	208	28,120
Tokyo Seimitsu Co. Ltd.	805	25,969
Toshiba Machine Co. Ltd.	3,672	16,524
Toshiba Plant Systems & Services Corp.	1,095	17,251
Toyota Industries Corp.	801	42,365
TS Tech Co. Ltd.	965	28,203
TV Asahi Holdings Corp.	1,322	23,882
Ushio, Inc.	1,227	15,487
Yamato Kogyo Co. Ltd.	950	24,403
Yume No Machi Souzou Iinkai Co. Ltd.	600	7,064

		2,509,957

Jordan — 0.0%
Hikma Pharmaceuticals PLC	219	4,194

Macau — 0.1%
Wynn Macau Ltd.	9,600	22,417

Malaysia — 0.1%
Inari Amertron Bhd	30,593	15,036

Mexico — 0.1%
Cemex SAB de CV, ADR*	772	7,272

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	550	$11,602

		18,874

Netherlands — 0.2%
ASML Holding NV	65	8,470
Wolters Kluwer NV	636	26,898

		35,368

Philippines — 0.4%
Ayala Corp.	390	6,574
Ayala Land, Inc.	13,500	10,636
JG Summit Holdings, Inc.	4,050	6,500
Security Bank Corp.	3,130	13,459
SM Investments Corp.	1,320	20,986
SM Prime Holdings, Inc.	27,600	18,033

		76,188

Russia — 0.0%
Tatneft PJSC, ADR	84	3,210

South Africa — 0.3%
Aspen Pharmacare Holdings Ltd.	308	6,758
Bid Corp. Ltd.	949	21,678
Discovery Ltd.	681	6,660
Mondi Ltd.	277	7,174
Naspers Ltd. (Class N Stock)	17	3,348
Sappi Ltd.	919	6,116
Shoprite Holdings Ltd.	451	6,877

		58,611

South Korea — 2.8%
BGF retail Co. Ltd.	70	6,184
Celltrion, Inc.*	148	14,884
CJ Corp.	22	3,644
Coway Co. Ltd.	71	6,453
Duzone Bizon Co. Ltd.	440	11,846
GS Retail Co. Ltd.	442	19,930
Hankook Tire Co. Ltd.	62	3,446
Hanwha Chemical Corp.	130	3,431
HizeAero Co. Ltd.*	945	7,820
Hotel Shilla Co. Ltd.	127	6,335
Hyundai Heavy Industries Co. Ltd.*	43	6,648
Hyundai Mobis Co. Ltd.	30	6,558
Hyundai Motor Co.	137	19,101
Hyundai Robotics Co. Ltd.*	9	3,040
KB Financial Group, Inc.	365	18,429
KCC Corp.	19	7,253
Koh Young Technology, Inc.	189	9,913
Korea Investment Holdings Co. Ltd.	220	13,481
LG Display Co. Ltd.	211	6,824
LG Electronics, Inc.	197	13,821
LG Household & Health Care Ltd.	16	13,902
LG Innotek Co. Ltd.	26	3,751
LG Uplus Corp.	517	7,051
Lotte Shopping Co. Ltd.	42	11,146
Medy-Tox, Inc.	15	7,345
Ottogi Corp.	9	6,217
Samsung Biologics Co. Ltd., 144A*	99	25,254
Samsung Electro-Mechanics Co. Ltd.	80	7,141

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	64	$133,301
Samsung Heavy Industries Co. Ltd.*	300	3,268
SK Holdings Co. Ltd.	14	3,403
SK Hynix, Inc.	1,253	73,776
Woori Bank	1,199	19,315

		503,911

Switzerland — 0.5%
Novartis AG	565	47,193
Roche Holding AG	196	50,081

		97,274

Taiwan — 3.0%
Advanced Ceramic X Corp.	1,353	16,447
Airtac International Group	920	10,874
ASPEED Technology, Inc.	477	10,593
Bizlink Holding, Inc.	2,167	15,316
Catcher Technology Co. Ltd.	2,168	25,839
Chailease Holding Co. Ltd.	1,000	2,786
Chroma ATE, Inc.	2,283	7,355
Chunghwa Precision Test Tech Co. Ltd.	269	11,490
Delta Electronics, Inc.	1,902	10,405
E Ink Holdings, Inc.	10,558	9,823
Elite Material Co. Ltd.	3,297	15,978
Globalwafers Co. Ltd.	2,054	14,345
Hon Hai Precision Industry Co. Ltd.	1,000	3,844
Hota Industrial Manufacturing Co. Ltd.	4,278	21,100
Hotai Motor Co. Ltd.	600	7,507
Hu Lane Associate, Inc.	1,532	8,889
Kingpak Technology, Inc.	1,707	11,617
Land Mark Optoelectronics Corp.	1,208	13,832
Largan Precision Co. Ltd.	360	57,317
Nien Made Enterprise Co. Ltd.	1,300	14,416
Pegatron Corp.	2,000	6,256
Phison Electronics Corp.	1,200	14,825
Powertech Technology, Inc.*	1,000	3,085
President Chain Store Corp.	700	6,290
Realtek Semiconductor Corp.	4,938	17,761
Silicon Motion Technology Corp., ADR	379	18,279
Siliconware Precision Industries Co. Ltd.*	2,000	3,231
Superalloy Industrial Co. Ltd.	1,368	6,656
Taiwan Semiconductor Manufacturing Co. Ltd.	13,203	90,206
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,344	46,986
Vanguard International Semiconductor Corp.	2,000	3,943
Voltronic Power Technology Corp.	789	12,986
Win Semiconductors Corp.	2,997	16,445
Wistron Corp.	4,000	4,066

		540,788

Thailand — 0.1%
Fabrinet*	300	12,797
KCE Electronics PCL	4,219	13,475

		26,272

United Kingdom — 1.3%
AstraZeneca PLC, ADR(a)	2,405	81,986
Just Eat PLC*	3,782	32,282
Liberty Global PLC (Class A Stock)*	288	9,251

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Liberty Global PLC (Class C Stock)*	1,585	$49,420
Smith & Nephew PLC	1,455	25,126
UBM PLC	2,794	25,109

		223,174

United States — 26.6%
Abbott Laboratories	1,277	62,075
Acadia Healthcare Co., Inc.*	213	10,518
Advanced Micro Devices, Inc.*	3,464	43,231
Aetna, Inc.	210	31,884
Alkermes PLC*	925	53,622
Allergan PLC	471	114,495
Alliance Data Systems Corp.	198	50,832
Alnylam Pharmaceuticals, Inc.*	210	16,750
Alphabet, Inc. (Class A Stock)*	36	33,468
Amazon.com, Inc.*	36	34,847
Anadarko Petroleum Corp.	405	18,363
Antero Midstream GP LP*	353	7,759
Anthem, Inc.	160	30,101
Apple, Inc.	490	70,570
Applied Optoelectronics, Inc.*	110	6,797
Arena Pharmaceuticals, Inc.*	494	8,334
Arista Networks, Inc.*	143	21,420
athenahealth, Inc.*	120	16,865
Autodesk, Inc.*	363	36,598
Baxter International, Inc.	204	12,350
Becton, Dickinson and Co.	213	41,558
Biogen, Inc.*	102	27,679
Boston Scientific Corp.*	2,790	77,339
Bristol-Myers Squibb Co.	2,255	125,649
Broadcom Ltd.	178	41,483
Callon Petroleum Co.*(a)	4,732	50,207
Cardinal Health, Inc.	445	34,674
Cavium, Inc.*	249	15,470
CBS Corp. (Class B Non-Voting Stock)	858	54,723
Celgene Corp.*	590	76,623
Centennial Resource Development, Inc. (Class A Stock)*(a)	2,739	43,331
Cerner Corp.*	300	19,941
Charter Communications, Inc. (Class A Stock)*	188	63,328
Ciena Corp.*	690	17,264
Cigna Corp.	180	30,130
Cimarex Energy Co.	769	72,294
Comcast Corp. (Class A Stock)	5,187	201,878
Concho Resources, Inc.*	265	32,205
Cypress Semiconductor Corp.	989	13,500
Diamondback Energy, Inc.*	1,119	99,378
Edwards Lifesciences Corp.*	100	11,823
Electronic Arts, Inc.*	212	22,413
Eli Lilly & Co.	1,290	106,167
Envision Healthcare Corp.*	283	17,736
EOG Resources, Inc.	776	70,244
EQT Corp.	558	32,693
Expedia, Inc.	168	25,024
Extraction Oil & Gas, Inc.*	1,194	16,059
Facebook, Inc. (Class A Stock)*	691	104,327
Flex Ltd.*	2,847	46,435
Global Payments, Inc.	603	54,463

COMMON STOCKS (continued)	Shares	Value
United States (continued)
GTY Technology Holdings, Inc., UTS*	1,405	$14,717
Halliburton Co.	976	41,685
HCA Healthcare, Inc.*	315	27,467
Humana, Inc.	53	12,753
Illumina, Inc.*	80	13,882
Incyte Corp.*	465	58,548
Integrated Device Technology, Inc.*	883	22,773
Intel Corp.	592	19,974
Ironwood Pharmaceuticals, Inc.*	590	11,139
Itron, Inc.*	727	49,254
Johnson & Johnson	445	58,869
Laredo Petroleum, Inc.*	4,348	45,741
Liberty Media Corp.-Liberty Braves (Class A Stock)*	1,033	24,678
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	857	31,383
LifePoint Health, Inc.*	145	9,737
Lumentum Holdings, Inc.*	730	41,647
MACOM Technology Solutions Holdings, Inc.*	836	46,624
MaxLinear, Inc.*	494	13,778
McKesson Corp.	235	38,667
Medicines Co. (The)*	435	16,534
Medtronic PLC	1,195	106,056
Merck & Co., Inc.	940	60,245
Microchip Technology, Inc.(a)	334	25,778
Micron Technology, Inc.*	936	27,949
Mylan NV*	1,105	42,896
NetApp, Inc.	932	37,327
Netflix, Inc.*	332	49,604
New York Times Co. (The) (Class A Stock)	973	17,222
Newfield Exploration Co.*	2,065	58,770
NVIDIA Corp.	459	66,353
Oclaro, Inc.*	1,830	17,092
Oracle Corp.	680	34,095
Outfront Media, Inc., REIT	756	17,479
Parsley Energy, Inc. (Class A Stock)*	908	25,197
Patheon NV*	195	6,802
PayPal Holdings, Inc.*	451	24,205
Pioneer Natural Resources Co.	397	63,353
Plains GP Holdings LP (Class A Stock)*	1,262	33,014
Priceline Group, Inc. (The)*	10	18,705
ProPetro Holding Corp.*(a)	3,997	55,798
QEP Resources, Inc.*	1,881	18,998
QUALCOMM, Inc.	1,211	66,871
Quantenna Communications, Inc.*	1,259	23,921
Regeneron Pharmaceuticals, Inc.*	159	78,091
Resolute Energy Corp.*	446	13,277
Rice Energy, Inc.*	1,854	49,372
salesforce.com, Inc.*	199	17,233
Select Energy Services, Inc. (Class A Stock)*	1,060	12,879
ServiceNow, Inc.*	282	29,892
Skyworks Solutions, Inc.	168	16,120
Stryker Corp.	350	48,573
Targa Resources Corp.	1,565	70,738
Teradyne, Inc.	443	13,303
Thermo Fisher Scientific, Inc.	210	36,639

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Twenty-First Century Fox, Inc. (Class A Stock)	2,175	$61,640
Twenty-First Century Fox, Inc. (Class B Stock)	733	20,429
Twitter, Inc.*	1,347	24,071
Ultragenyx Pharmaceutical, Inc.*	300	18,633
UnitedHealth Group, Inc.	570	105,689
Vertex Pharmaceuticals, Inc.*	235	30,284
Viacom, Inc. (Class B Stock)	1,461	49,046
Walgreens Boots Alliance, Inc.	380	29,758
Walt Disney Co. (The)	858	91,163
WellCare Health Plans, Inc.*	135	24,241
Workday, Inc. (Class A Stock)*	351	34,047
WPX Energy, Inc.*	2,375	22,943
Yum China Holdings, Inc.*	298	11,750

		4,734,308

TOTAL COMMON STOCKS (cost $10,140,893)		10,480,622

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Braskem SA (PRFC A)	700	7,252
Cia Brasileira de Distribuicao (PRFC)*	450	8,849

		16,101

South Korea — 0.2%
Samsung Electronics Co. Ltd. (PRFC)	17	27,718

TOTAL PREFERRED STOCKS (cost $43,242)		43,819

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
TOPIX Exchange Traded Fund (cost $299)	20	298

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 16.4%
Austria Government Bond (Austria), Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	45	58,039
Canadian Government Bond (Canada), Bonds
1.250%	08/01/17	CAD	90	69,435
3.500%	12/01/45	CAD	25	24,675
5.000%	06/01/37	CAD	15	17,025
Bonds, TIPS
4.000%	12/01/31	CAD	90	147,372
Denmark Government Bond (Denmark), Bonds
4.500%	11/15/39	DKK	130	33,144
Finland Government Bond (Finland), Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	40	50,551
French Republic Government Bond OAT (France), Bonds
3.500%	04/25/20	EUR	55	69,699

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Bonds, TIPS
1.000%	07/25/17	EUR	175	$229,475
1.850%	07/25/27	EUR	80	122,753
3.150%	07/25/32	EUR	55	119,331
Ireland Government Bond (Ireland), Bonds
4.500%	04/18/20	EUR	25	32,365
5.400%	03/13/25	EUR	25	38,738
Italy Buoni Poliennali del Tesoro (Italy), Bonds
1.500%	08/01/19	EUR	70	82,453
5.000%	09/01/40	EUR	25	37,003
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR	75	103,231
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23	EUR	130	195,266
Kingdom of Belgium Government Bond (Belgium), Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	40	52,996
Netherlands Government Bond (Netherlands), Bonds, 144A
2.000%	07/15/24	EUR	40	51,481
4.000%	01/15/37	EUR	15	26,074
Norway Government Bond (Norway), Bonds, 144A
3.000%	03/14/24	NOK	580	76,793
3.750%	05/25/21	NOK	235	31,158
Spain Government Bond (Spain), Bonds
1.400%	01/31/20	EUR	40	47,602
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	55	77,158
Sweden Government Bond (Sweden), Bonds
2.500%	05/12/25	SEK	315	43,257
5.000%	12/01/20	SEK	315	44,195
United Kingdom Gilt (United Kingdom), Bonds
3.750%	09/07/21	GBP	15	22,171
5.000%	03/07/25	GBP	15	25,367
Unsec’d. Notes
3.500%	01/22/45	GBP	25	43,686
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds, TIPS
0.625%	03/22/40	GBP	55	143,989
0.750%	11/22/47	GBP	50	159,271
1.125%	11/22/37	GBP	45	129,883
1.250%	11/22/27	GBP	55	134,263
1.250%	11/22/32	GBP	40	97,840
1.250%	11/22/55	GBP	50	223,706
2.500%	07/17/24	GBP	10	47,627

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,875,253)				2,909,072

TOTAL LONG-TERM INVESTMENTS (cost $13,059,687)				13,433,811

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 32.1%
AFFILIATED MUTUAL FUND — 1.1%	Shares	Value
Prudential Investment Portfolios 2 – Prudential Institutional Money Market Fund (cost $204,109; includes $203,838 of cash collateral for securities on loan)(w)	204,088	$204,109

UNAFFILIATED MUTUAL FUND — 30.0%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio (cost $5,329,877)	5,329,877	5,329,877

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 1.0%
Call Options — 0.4%
Currency Option Australian Dollar vs United States Dollar,
expiring 07/18/17, Strike Price 0.76	JPMorgan Chase		45		437
Currency Option Euro vs United States Dollar,
expiring 07/27/17, Strike Price 6.18	JPMorgan Chase		200		3
Currency Option New Zealand Dollar vs United States Dollar,
expiring 07/18/17, Strike Price 0.72	JPMorgan Chase		50		535
Currency Option United States Dollar vs Indonesian Rupiah,
expiring 09/08/17, Strike Price 13,550.00	Deutsche Bank AG		4		1,056
Currency Option United States Dollar vs Japanese Yen,
expiring 01/15/19, Strike Price 125.00	Bank of America		1,567		11,816
Currency Option United States Dollar vs New Taiwanese Dollar,
expiring 11/16/17, Strike Price 30.90	JPMorgan Chase		6		3,455
FTSE 100 Index Futures,
expiring 09/15/17, Strike Price 7,650.00	Morgan Stanley	GBP	—	(r)	10,765
Interest Rate Swaptions,
Receive a fixed rate of (0.15)% and pay a floating rate based on 6 Month LIBOR, expiring 06/18/18	Goldman Sachs & Co.	EUR	1,200		1,190
Receive a fixed rate of 0.26% and pay a floating rate based on 6 Month LIBOR, expiring 09/15/17	JPMorgan Chase	JPY	18,275		369
Receive a fixed rate of 0.40% and pay a floating rate based on 6 Month LIBOR, expiring 06/13/22	JPMorgan Chase	JPY	26,690		2,681

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Call Options (continued)
Receive a fixed rate of 0.41% and pay a floating rate based on 6 Month LIBOR, expiring 09/16/19	Goldman Sachs & Co.	EUR	1,580	$2,419
Receive a fixed rate of 0.51% and pay a floating rate based on 6 Month LIBOR, expiring 06/20/18	JPMorgan Chase	GBP	395	167
Receive a fixed rate of 0.92% and pay a floating rate based on 6 Month LIBOR, expiring 06/19/19	JPMorgan Chase	GBP	395	4,076
Receive a fixed rate of 1.86% and pay a floating rate based on 3 Month LIBOR, expiring 06/18/18	Citigroup Global Markets		160	344
Receive a fixed rate of 2.47% and pay a floating rate based on 3 Month LIBOR, expiring 06/17/19	Citigroup Global Markets		160	4,497
Receive a fixed rate of 2.65% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/37	Bank of America		50	2,635
S&P 500 Index Futures,
expiring 09/15/17, Strike Price $2,475.00			13	20,149
Euro Schatz. DUA Index Futures,
expiring 08/25/17, Strike Price $112.10		EUR	9	257
expiring 08/25/17, Strike Price $112.20		EUR	4	68
expiring 08/25/17, Strike Price $112.50		EUR	18	103

				67,022

Put Options — 0.6%
Currency Option Australian Dollar vs United States Dollar,
expiring 07/18/17, Strike Price 0.76	JPMorgan Chase		45	137
Currency Option Euro vs Turkish Lira,
expiring 05/28/18, Strike Price 3.80	Goldman Sachs & Co.		5	1,601
expiring 06/20/18, Strike Price 4.00	Deutsche Bank AG		5	858
Currency Option Euro vs United States Dollar,
expiring 08/14/17, Strike Price 1.08	Bank of America		2	49
Currency Option New Zealand Dollar vs United States Dollar,
expiring 07/18/17, Strike Price 0.72	JPMorgan Chase		50	134

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Currency Option United States Dollar vs Indonesian Rupiah,
expiring 04/29/19, Strike Price 13,330.00	JPMorgan Chase		3	$565
Interest Rate Swaptions,
Pay a fixed rate of 0.26% and receive a floating rate based on 6 Month LIBOR, expiring 09/15/17	JPMorgan Chase	JPY	18,275	595
Pay a fixed rate of 0.40% and receive a floating rate based on 6 Month LIBOR, expiring 06/13/22	JPMorgan Chase	JPY	26,690	2,792
Pay a fixed rate of 0.51% and receive a floating rate based on 6 Month LIBOR, expiring 06/20/18	JPMorgan Chase	GBP	395	1,832
Pay a fixed rate of 0.70% and receive a floating rate based on 6 Month LIBOR, expiring 11/06/17	Morgan Stanley	JPY	38,890	3,728
Pay a fixed rate of 0.92% and receive a floating rate based on 6 Month LIBOR, expiring 06/19/19	JPMorgan Chase	GBP	395	11,130
Pay a fixed rate of 1.86% and receive a floating rate based on 3 Month LIBOR, expiring 06/18/18	Citigroup Global Markets		160	211
Pay a fixed rate of 2.47% and receive a floating rate based on 3 Month LIBOR, expiring 06/17/19	Citigroup Global Markets		160	3,894
Pay a fixed rate of 2.65% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/37	Bank of America		50	2,587
Pay a fixed rate of 2.70% and receive a floating rate based on 3 Month LIBOR, expiring 06/14/27	Goldman Sachs & Co.		395	14,466

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 3.92% and receive a floating rate based on 6 Month LIBOR, expiring 04/08/24	Goldman Sachs & Co.	EUR	185	$5,736
Pay a fixed rate of 3.92% and receive a floating rate based on 6 Month LIBOR, expiring 04/08/24	Morgan Stanley	EUR	615	19,067
Pay a fixed rate of 4.88% and receive a floating rate based on 3 Month LIBOR, expiring 04/02/24	Goldman Sachs & Co.		1,425	21,652
Pay a fixed rate of 5.17% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/21	Bank of America		570	4,440
Pay a fixed rate of 5.17% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/21	Deutsche Bank AG		505	3,934
ProShares Short Vix Short-Term Futures,
expiring 01/19/18, Strike Price $50.00			98	12,005

				111,413

TOTAL OPTIONS PURCHASED (cost $266,765)				178,435

TOTAL SHORT-TERM INVESTMENTS (cost $5,800,751)				5,712,421

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.7% (cost $18,860,438)				19,146,232

	Counterparty
OPTIONS WRITTEN* — (0.8)%
Call Options — (0.1)%
Euro Schatz. DUA Index Futures,
expiring 08/25/17, Strike Price 112.30		EUR	27	(154)
expiring 08/25/17, Strike Price 112.40		EUR	4	(23)
Currency Option Australian Dollar vs New Zealand Dollar,
expiring 07/18/17, Strike Price 1.05	JPMorgan Chase	AUD	95	(350)
Currency Option United States Dollar vs Japanese Yen,
expiring 01/15/19, Strike Price 145.00	Bank of America		1,567	(1,869)
Currency Option United States Dollar vs New Taiwanese Dollar,

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 08/17/17, Strike Price 30.90	JPMorgan Chase		6	$(2,243)
Interest Rate Swaptions,
Pay a fixed rate of 0.38% and receive a floating rate based on 6 Month LIBOR, expiring 09/18/17	Goldman Sachs & Co.	EUR	1,580	(1,184)
Pay a fixed rate of (0.40)% and receive a floating rate based on 6 Month LIBOR, expiring 06/18/18	Goldman Sachs & Co.	EUR	1,200	(174)
Pay a fixed rate of (0.30)% and receive a floating rate based on 6 Month LIBOR, expiring 06/18/18	Goldman Sachs & Co.	EUR	1,200	(452)
Pay a fixed rate of 2.39% and receive a floating rate based on 3 Month LIBOR, expiring 06/18/18	Citigroup Global Markets		160	(3,615)
Pay a fixed rate of 0.84% and receive a floating rate based on 6 Month LIBOR, expiring 06/20/18	JPMorgan Chase	GBP	395	(2,622)

				(12,686)

Put Options — (0.7)%
Euro Schatz. DUA Index Futures,
expiring 08/25/17, Strike Price 111.80		EUR	4	(388)
CBOE Volatility Index Futures,
expiring 08/16/17, Strike Price 18.00			161	(94,990)
Currency Option Australian Dollar vs New Zealand Dollar,
expiring 07/18/17, Strike Price 1.05	JPMorgan Chase	AUD	95	(497)
Currency Option Euro vs Turkish Lira,
expiring 08/25/17, Strike Price 3.80	Goldman Sachs & Co.	EUR	5	(380)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (continued)
Put Options (continued)
Interest Rate Swaptions,
Receive a fixed rate of 2.39% and pay a floating rate based on 3 Month LIBOR, expiring 06/18/18	Citigroup Global Markets		160	$(2,842)
Receive a fixed rate of 0.84% and pay a floating rate based on 6 Month LIBOR, expiring 06/20/18	JPMorgan Chase	GBP	395	(11,335)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 06/13/22	Goldman Sachs & Co.		1,880	(11,517)
ProShares Short Vix Short-Term Futures, expiring 01/19/18, Strike Price 80.00			22	(8,635)

				(130,584)

TOTAL OPTIONS WRITTEN (premiums received $147,087)				(143,270)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.9% (cost $18,713,351)				19,002,962
Liabilities in excess of other assets(z) — (6.9)%				(1,220,902)

NET ASSETS — 100.0%				$17,782,060

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,058; cash collateral of $203,838 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(r)	Less than $500 par.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Year Australian Treasury Bonds	Sep. 2017	$470,640	$469,657	$(983)
1	5 Year U.S. Treasury Notes	Sep. 2017	118,531	117,836	(695)
3	10 Year Australian Treasury Bonds	Sep. 2017	2,323,146	2,318,541	(4,605)
4	10 Year Euro-Bund	Sep. 2017	752,421	739,521	(12,900)
3	10 Year Mini Japanese Government Bonds	Sep. 2017	401,156	400,702	(454)
2	10 Year U.K. Gilt	Sep. 2017	333,468	327,099	(6,369)
6	20 Year U.S. Treasury Bonds	Sep. 2017	913,688	922,125	8,437
1	30 Year Euro Buxl	Sep. 2017	193,846	186,765	(7,081)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	652,859	663,500	10,641
1	Amsterdam Index	Jul. 2017	119,332	115,700	(3,632)
1	ASX SPI 200 Index	Sep. 2017	108,718	108,545	(173)
2	Australian Dollar Currency	Sep. 2017	151,040	153,500	2,460
4	CAC40 10 Euro	Jul. 2017	240,217	233,753	(6,464)
1	Canadian Dollar Currency	Sep. 2017	75,472	77,240	1,768
1	Euro STOXX 50 Index	Sep. 2017	40,524	39,187	(1,337)
23	Euro STOXX 50 Index Dividend	Dec. 2017	306,194	306,565	371
28	Euro STOXX 50 Index Dividend	Dec. 2018	388,743	390,799	2,056
1	Euro-OAT	Sep. 2017	170,866	169,587	(1,279)
1	FTSE/MIB Index	Sep. 2017	119,926	117,065	(2,861)
1	Hang Seng China Enterprises Index	Jul. 2017	66,328	65,290	(1,038)
2	Mini MSCI Emerging Markets Index	Sep. 2017	100,797	100,830	33
5	MSCI Taiwan Stock Index	Jul. 2017	194,750	192,650	(2,100)
1	NASDAQ 100 E-Mini Index	Sep. 2017	114,381	113,055	(1,326)
1	Russell 2000 Mini Index	Sep. 2017	71,125	70,715	(410)
2	S&P Mid Cap 400 E-Mini Index	Sep. 2017	351,780	349,220	(2,560)
1	S&P/TSX 60 Index	Sep. 2017	139,810	137,138	(2,672)

					(33,173)

Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2017	216,142	216,109	33
23	10 Year U.S. Treasury Notes	Sep. 2017	2,903,124	2,887,219	15,905
19	BIST National 30 Index	Aug. 2017	67,528	67,893	(365)
25	British Pound Currency	Sep. 2017	1,995,650	2,038,281	(42,631)
1	CBOE Volatility Index	Sep. 2017	13,773	13,675	98
17	Euro Currency	Sep. 2017	2,408,324	2,436,738	(28,414)
3	Euro Schatz. DUA Index	Sep. 2017	383,426	383,249	177
3	Euro STOXX 50 Index Dividend	Dec. 2019	41,238	41,015	223
5	Euro STOXX 50 Index Dividend	Dec. 2020	66,896	66,074	822
9	FTSE 100 Index	Sep. 2017	873,444	848,974	24,470
5	FTSE/JSE Top 40 Index	Sep. 2017	174,382	174,592	(210)
2	Hang Seng China Enterprises Index	Jul. 2017	329,890	327,700	2,190
24	Japanese Yen Currency	Sep. 2017	2,732,100	2,673,000	59,100
1	KOSPI 200 Index	Sep. 2017	67,266	68,370	(1,104)
3	MEX Bolsa Index	Sep. 2017	81,212	83,188	(1,976)
1	Nikkei 225 Mini Index	Sep. 2017	239,860	239,760	100
4	S&P 500 E-Mini Index	Sep. 2017	485,670	484,180	1,490
1	Swedish Krona Currency	Sep. 2017	232,460	238,280	(5,820)
2	Swiss Franc Currency	Sep. 2017	259,263	261,950	(2,687)
8	TOPIX Index	Sep. 2017	1,131,229	1,146,210	(14,981)

					6,420

					$(26,753)

Cash and foreign currency of $451,242 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/31/17	Australia and New Zealand Banking Group	AUD	142	$107,428	$109,092	$1,664
Expiring 07/31/17	Bank of Montreal	AUD	25	18,907	19,206	299
Expiring 07/31/17	BNP Paribas	AUD	105	79,427	80,667	1,240
Expiring 07/31/17	BNP Paribas	AUD	30	23,003	23,048	45
Expiring 07/31/17	Commonwealth Bank of Australia	AUD	70	52,933	53,777	844
Expiring 07/31/17	JPMorgan Chase	AUD	60	45,389	46,096	707
Brazilian Real,
Expiring 07/05/17	Bank of America	BRL	190	57,786	57,286	(500)
Expiring 07/05/17	Bank of America	BRL	130	39,550	39,196	(354)
Expiring 07/05/17	Barclays Capital Group	BRL	190	57,733	57,285	(448)
Expiring 07/05/17	BNP Paribas	BRL	120	36,761	36,180	(581)
Expiring 07/05/17	Citigroup Global Markets	BRL	345	104,970	104,018	(952)
Expiring 07/05/17	Citigroup Global Markets	BRL	155	47,160	46,732	(428)
Expiring 07/05/17	Deutsche Bank AG	BRL	475	144,294	143,214	(1,080)
Expiring 07/05/17	Goldman Sachs & Co.	BRL	160	48,502	48,240	(262)
Expiring 07/05/17	Morgan Stanley	BRL	235	71,437	70,853	(584)
Expiring 07/05/17	Morgan Stanley	BRL	195	59,251	58,793	(458)
Expiring 07/05/17	Morgan Stanley	BRL	190	57,724	57,285	(439)
Expiring 08/02/17	Bank of America	BRL	320	96,586	95,870	(716)
Expiring 08/02/17	Citigroup Global Markets	BRL	500	151,080	149,797	(1,283)
Expiring 08/02/17	Goldman Sachs & Co.	BRL	30	9,051	8,988	(63)
Expiring 08/02/17	Morgan Stanley	BRL	195	58,912	58,421	(491)
British Pound,
Expiring 07/31/17	RBC Dominion Securities	GBP	95	121,049	123,864	2,815
Expiring 07/31/17	UBS AG	GBP	145	184,782	189,056	4,274
Canadian Dollar,
Expiring 07/31/17	Australia and New Zealand Banking Group	CAD	60	45,253	46,297	1,044
Expiring 07/31/17	BNP Paribas	CAD	90	69,180	69,445	265
Expiring 07/31/17	RBC Dominion Securities	CAD	70	52,819	54,013	1,194
Expiring 07/31/17	RBC Dominion Securities	CAD	40	30,170	30,865	695
Euro,
Expiring 07/06/17	Goldman Sachs & Co.	EUR	133	149,601	151,957	2,356
Expiring 07/06/17	UBS AG	EUR	72	81,153	82,262	1,109
Expiring 07/31/17	Bank of America	EUR	50	56,128	57,207	1,079
Expiring 07/31/17	Bank of Montreal	EUR	125	140,325	143,017	2,692
Expiring 07/31/17	BNP Paribas	EUR	30	33,679	34,325	646
Expiring 07/31/17	Toronto Dominion	EUR	80	89,802	91,531	1,729
Hungarian Forint,
Expiring 07/31/17	Barclays Capital Group	HUF	45,250	163,735	167,568	3,833
Expiring 07/31/17	Citigroup Global Markets	HUF	27,700	100,266	102,577	2,311
Indian Rupee,
Expiring 07/31/17	Bank of America	INR	15,989	246,908	246,295	(613)
Expiring 07/31/17	Barclays Capital Group	INR	15,986	246,926	246,248	(678)
Expiring 07/31/17	Deutsche Bank AG	INR	12,920	199,722	199,020	(702)
Expiring 07/31/17	JPMorgan Chase	INR	12,120	187,181	186,696	(485)
Japanese Yen,
Expiring 07/31/17	BNP Paribas	JPY	20,370	183,325	181,364	(1,961)
Expiring 07/31/17	Deutsche Bank AG	JPY	20,840	185,393	185,549	156
Expiring 07/31/17	Deutsche Bank AG	JPY	29	261	258	(3)
Expiring 07/31/17	Hong Kong & Shanghai Bank	JPY	85	765	757	(8)
Expiring 07/31/17	JPMorgan Chase	JPY	4,850	43,638	43,182	(456)
Expiring 07/31/17	Nomura Securities Co.	JPY	56	504	499	(5)
Expiring 07/31/17	State Street Bank	JPY	6,420	57,761	57,161	(600)
Mexican Peso,
Expiring 07/31/17	UBS AG	MXN	2,650	146,690	145,231	(1,459)

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar,
Expiring 07/31/17	Bank of America	TWD	9,370	$309,190	$308,346	$(844)
Expiring 07/31/17	JPMorgan Chase	TWD	8,550	282,346	281,362	(984)
Expiring 07/31/17	Morgan Stanley	TWD	15,045	496,563	495,098	(1,465)
New Zealand Dollar,
Expiring 07/31/17	Australia and New Zealand Banking Group	NZD	40	29,108	29,294	186
Expiring 07/31/17	BNP Paribas	NZD	90	65,494	65,913	419
Expiring 07/31/17	Goldman Sachs & Co.	NZD	89	64,765	65,181	416
Expiring 07/31/17	JPMorgan Chase	NZD	55	40,023	40,280	257
Expiring 07/31/17	Toronto Dominion	NZD	60	43,660	43,942	282
Expiring 07/31/17	Westpac Banking Corp.	NZD	63	45,850	46,140	290
Norwegian Krone,
Expiring 07/31/17	BNP Paribas	NOK	660	78,294	79,108	814
Expiring 07/31/17	Goldman Sachs & Co.	NOK	185	21,947	22,174	227
Polish Zloty,
Expiring 07/31/17	Australia and New Zealand Banking Group	PLN	200	52,797	53,963	1,166
Expiring 07/31/17	Citigroup Global Markets	PLN	310	81,921	83,643	1,722
Expiring 07/31/17	Goldman Sachs & Co.	PLN	75	19,809	20,236	427
Expiring 07/31/17	Westpac Banking Corp.	PLN	145	38,307	39,123	816
Singapore Dollar,
Expiring 07/31/17	Barclays Capital Group	SGD	155	111,824	112,642	818
Expiring 07/31/17	BNP Paribas	SGD	40	28,857	29,068	211
Expiring 07/31/17	Goldman Sachs & Co.	SGD	130	93,789	94,474	685
Expiring 07/31/17	Hong Kong & Shanghai Bank	SGD	180	129,850	130,811	961
Expiring 07/31/17	Standard Chartered PLC	SGD	190	137,057	138,078	1,021
South African Rand,
Expiring 07/31/17	JPMorgan Chase	ZAR	1,165	89,582	88,537	(1,045)
South Korean Won,
Expiring 07/31/17	Bank of America	KRW	129,290	113,649	113,057	(592)
Expiring 07/31/17	BNP Paribas	KRW	118,175	103,927	103,337	(590)
Swedish Krona,
Expiring 07/31/17	Australia and New Zealand Banking Group	SEK	150	17,253	17,838	585
Expiring 07/31/17	Bank of America	SEK	380	43,718	45,191	1,473
Expiring 07/31/17	Credit Suisse First Boston Corp.	SEK	360	41,423	42,812	1,389
Expiring 07/31/17	Morgan Stanley	SEK	370	42,568	44,001	1,433
Swiss Franc,
Expiring 07/31/17	Australia and New Zealand Banking Group	CHF	20	20,691	20,902	211
Expiring 07/31/17	BNP Paribas	CHF	120	124,143	125,410	1,267
Expiring 07/31/17	Goldman Sachs & Co.	CHF	20	20,680	20,902	222
Expiring 07/31/17	Hong Kong & Shanghai Bank	CHF	35	36,210	36,578	368
Expiring 07/31/17	RBC Dominion Securities	CHF	80	82,768	83,606	838

				$7,092,963	$7,121,335	28,372

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/31/17	Australia and New Zealand Banking Group	AUD	125	$94,567	$96,032	$(1,465)
Expiring 07/31/17	CIBC World Markets Inc.	AUD	25	18,911	19,206	(295)
Expiring 07/31/17	Commonwealth Bank of Australia	AUD	37	27,979	28,425	(446)
Expiring 07/31/17	Goldman Sachs & Co.	AUD	40	30,261	30,730	(469)
Expiring 07/31/17	UBS AG	AUD	60	45,394	46,096	(702)

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Brazilian Real,
Expiring 07/05/17	Bank of America	BRL	320	$97,170	$96,481	$689
Expiring 07/05/17	Barclays Capital Group	BRL	190	57,772	57,286	486
Expiring 07/05/17	BNP Paribas	BRL	190	58,205	57,285	920
Expiring 07/05/17	BNP Paribas	BRL	120	36,345	36,180	165
Expiring 07/05/17	Citigroup Global Markets	BRL	500	152,022	150,751	1,271
Expiring 07/05/17	Deutsche Bank AG	BRL	280	84,185	84,420	(235)
Expiring 07/05/17	Deutsche Bank AG	BRL	155	46,991	46,733	258
Expiring 07/05/17	Deutsche Bank AG	BRL	40	12,169	12,060	109
Expiring 07/05/17	Goldman Sachs & Co.	BRL	130	39,552	39,195	357
Expiring 07/05/17	Goldman Sachs & Co.	BRL	30	9,118	9,045	73
Expiring 07/05/17	Morgan Stanley	BRL	235	71,405	70,853	552
Expiring 07/05/17	Morgan Stanley	BRL	195	59,278	58,793	485
Expiring 08/02/17	Barclays Capital Group	BRL	190	57,346	56,923	423
Expiring 08/02/17	Deutsche Bank AG	BRL	475	143,379	142,308	1,071
Expiring 08/02/17	Morgan Stanley	BRL	235	70,997	70,405	592
Expiring 08/02/17	Morgan Stanley	BRL	190	57,364	56,923	441
British Pound,
Expiring 07/31/17	JPMorgan Chase	GBP	40	50,972	52,153	(1,181)
Expiring 07/31/17	UBS AG	GBP	135	172,038	176,017	(3,979)
Canadian Dollar,
Expiring 07/31/17	Australia and New Zealand Banking Group	CAD	150	113,133	115,742	(2,609)
Expiring 07/31/17	CIBC World Markets Inc.	CAD	125	94,277	96,452	(2,175)
Euro,
Expiring 07/31/17	Citigroup Global Markets	EUR	130	145,924	148,738	(2,814)
Expiring 07/31/17	JPMorgan Chase	EUR	50	56,125	57,207	(1,082)
Expiring 07/31/17	State Street Bank	EUR	50	56,132	57,207	(1,075)
Hungarian Forint,
Expiring 07/31/17	RBC Dominion Securities	HUF	10,700	38,713	39,623	(910)
Expiring 07/31/17	UBS AG	HUF	75,255	272,088	278,680	(6,592)
Indian Rupee,
Expiring 07/31/17	Barclays Capital Group	INR	12,120	187,442	186,697	745
Expiring 07/31/17	Deutsche Bank AG	INR	12,595	194,532	194,013	519
Expiring 07/31/17	JPMorgan Chase	INR	5,090	78,610	78,406	204
Japanese Yen,
Expiring 07/31/17	BNP Paribas	JPY	15,800	140,764	140,676	88
Expiring 07/31/17	Deutsche Bank AG	JPY	20,654	185,802	183,892	1,910
Expiring 07/31/17	Hong Kong & Shanghai Bank	JPY	3,013	27,114	26,826	288
Expiring 07/31/17	Nomura Securities Co.	JPY	1,988	17,891	17,701	190
Expiring 07/31/17	RBC Dominion Securities	JPY	24,180	217,611	215,286	2,325
Expiring 07/31/17	UBS AG	JPY	8,670	77,408	77,193	215
New Taiwanese Dollar,
Expiring 07/31/17	Barclays Capital Group	TWD	2,780	91,749	91,484	265
Expiring 07/31/17	BNP Paribas	TWD	8,850	292,118	291,234	884
Expiring 07/31/17	BNP Paribas	TWD	2,290	75,094	75,359	(265)
Expiring 07/31/17	Deutsche Bank AG	TWD	8,980	296,370	295,513	857
Expiring 07/31/17	JPMorgan Chase	TWD	1,170	38,637	38,502	135
Expiring 07/31/17	Morgan Stanley	TWD	1,495	49,343	49,197	146
New Zealand Dollar,
Expiring 07/31/17	Barclays Capital Group	NZD	50	36,388	36,619	(231)
Expiring 07/31/17	Goldman Sachs & Co.	NZD	67	48,756	49,069	(313)
Expiring 07/31/17	Westpac Banking Corp.	NZD	100	72,777	73,237	(460)
Norwegian Krone,
Expiring 07/31/17	Bank of America	NOK	30	3,558	3,596	(38)
Expiring 07/31/17	Citigroup Global Markets	NOK	280	33,227	33,561	(334)
Expiring 07/31/17	Goldman Sachs & Co.	NOK	620	73,552	74,314	(762)
Expiring 07/31/17	State Street Bank	NOK	320	37,956	38,356	(400)
Expiring 07/31/17	UBS AG	NOK	60	7,116	7,192	(76)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty,
Expiring 07/31/17	Goldman Sachs & Co.	PLN	420	$110,931	$113,322	$(2,391)
Singapore Dollar,
Expiring 07/31/17	Bank of America	SGD	120	86,553	87,207	(654)
Expiring 07/31/17	Barclays Capital Group	SGD	165	119,039	119,910	(871)
Expiring 07/31/17	Credit Suisse First Boston Corp.	SGD	40	28,857	29,069	(212)
Expiring 07/31/17	Societe Generale	SGD	370	266,947	268,889	(1,942)
Expiring 07/31/17	State Street Bank	SGD	70	50,504	50,870	(366)
South African Rand,
Expiring 07/31/17	Citigroup Global Markets	ZAR	450	34,625	34,199	426
South Korean Won,
Expiring 07/31/17	BNP Paribas	KRW	108,190	94,501	94,605	(104)
Expiring 07/31/17	BNP Paribas	KRW	55,150	48,501	48,226	275
Expiring 07/31/17	JPMorgan Chase	KRW	139,465	122,679	121,954	725
Expiring 07/31/17	JPMorgan Chase	KRW	46,280	40,828	40,469	359
Expiring 07/31/17	Morgan Stanley	KRW	71,820	63,157	62,803	354
Swedish Krona,
Expiring 07/31/17	Goldman Sachs & Co.	SEK	1,485	170,824	176,600	(5,776)
Swiss Franc,
Expiring 07/06/17	Goldman Sachs & Co.	CHF	146	151,269	152,321	(1,052)
Expiring 07/06/17	UBS AG	CHF	79	82,056	82,420	(364)
Expiring 07/31/17	Citigroup Global Markets	CHF	20	20,690	20,902	(212)
Expiring 07/31/17	Hong Kong & Shanghai Bank	CHF	20	20,691	20,901	(210)
Expiring 07/31/17	Standard Chartered PLC	CHF	185	191,391	193,340	(1,949)

				$6,257,670	$6,283,879	(26,209)

						$2,163

Cross currency exchange contract outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/06/17	Buy	CHF	223	EUR	205	(1,396)	Goldman Sachs & Co.

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27	06/20/22	1.000%		325	$(16,154)	$(14,802)	$1,352
CDX.NA.HY.28	06/20/22	5.000%		265	18,786	18,748	(38)
CDX.NA.IG.28	06/20/22	1.000%		990	16,536	18,728	2,192
iTraxx Europe Crossover S27.V1	06/20/22	5.000%	EUR	220	24,340	29,358	5,018
iTraxx Europe S27.V1	06/20/22	1.000%	EUR	935	25,885	23,506	(2,379)

					$69,393	$75,538	$6,145

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR	585	$15,762	$3,204	$12,558	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (continued):
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR 130	$3,503	$2,418	$1,085	Morgan Stanley
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR 30	808	645	163	Citigroup Global Markets
iTraxx Europe Senior Financial S27.V1	06/20/22	1.000%	EUR 5	135	25	110	Morgan Stanley

				$20,208	$6,292	$13,916

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY	3,965	09/20/27	0.275%	6 Month JPY LIBOR(2)	$—	$—	$—

Cash of $132,769 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default swap contracts at June 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	6/21/18	HKD	(872)	Receive payments based on the 1 Month HIBOR +40bps and pay variable payments based on the market fluctuation of MSCI China Financials Index	$ 127	$—	$127
Bank of America	6/21/18	HKD	(588)	Receive payments based on the 1 Month HIBOR and pay variable payments based on the market fluctuation of MSCI China Consumer Discretionary Index	938	—	938
Bank of America	6/28/18	HKD	(552)	Receive payments based on the 1 Month HIBOR and pay variable payments based on the market fluctuation of MSCI China Consumer Discretionary Index	786	—	786
Bank of America	8/31/17		(867)	Receive payments based on the 1 Month LIBOR +18bps and pay variable payments based on total return rate on S&P 500 Energy Sector Total Return Index	—	—	—
Bank of America	4/30/18		(1,653)	Receive payments based on the 1 Month LIBOR +25bps and pay variable payments based on the market fluctuation of S&P North American Technology Sector Index	(213)	—	(213)
Bank of America	12/31/17		(63)	Receive payments based on the 1 Month LIBOR +30bps and pay variable payments based on total return rate on S&P 500 Energy Sector Total Return Index	—	—	—
Bank of America	11/30/17		(49)	Receive payments based on the 1 Month LIBOR +32bps and pay variable payments based on total return rate on S&P North American Technology Sector Index	—	—	—
Bank of America	6/29/18		(18)	Receive payments based on the 1 Month LIBOR +34bps and pay variable payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index	—	—	—
Bank of America	6/29/18		(427)	Receive payments based on the 1 Month LIBOR +34bps and pay variable payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index	(2,093)	—	(2,093)
Bank of America	6/29/18		712	Receive variable payment based on the market fluctuation of PowerShares DB Agriculture Fund and pay payments based on the 1 Month LIBOR -25bps	27,370	—	27,370
Bank of America	6/29/18		628	Receive variable payment based on the market fluctuation of PowerShares DB Base Metals Fund and pay payments based on the 1 Month LIBOR -25bps	8,466	—	8,466

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	6/29/18	488	Receive variable payment based on the market fluctuation of PowerShares DB Energy Fund and pay payments based on the 1 Month LIBOR -25bps	$10,676	$—	$10,676
Bank of America	6/29/18	714	Receive variable payment based on the market fluctuation of PowerShares DB Precious Metals Fund and pay payments based on the 1 Month LIBOR -25bps	(6,299)	—	(6,299)
Bank of America	4/30/18	67	Receive variable payments based on the market fluctuation of BofAML VolRyder Index and pay payments on the fixed rate of 0%	—	—	—
Barclays Capital Group	4/20/18	41	Receive payments on the fixed rate of 0.50% and pay variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index.	(4)	—	(4)
Barclays Capital Group	6/30/17	95	Receive variable payments based on the market fluctuation of Barclays EX-US QMA USD Excess Return Index and pay payments on the fixed rate of 0%	167	—	167
Barclays Capital Group	6/29/18	129	Receive variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay payments on the fixed rate of 0.0105%.	231	—	231
Barclays Capital Group	4/20/18	105	Receive variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index and pay payments on the fixed rate of 0.50%	(4)	—	(4)
BNP Paribas	6/29/18	(1,430)	Receive payments based on the 1 Month LIBOR +30bps and pay variable payments based on the market fluctuation of MSCI AC Asia Pacific Information Technology Gross Total Return USD Index	6,693	—	6,693
BNP Paribas	2/28/18	(8)	Receive payments based on the 1 Month LIBOR +30bps and pay variable payments based on total return rate on MSCI Daily TR World Gross Health Care USD	—	—	—
BNP Paribas	10/31/17	(11)	Receive payments based on the 1 Month LIBOR and pay variable payments based on total return rate on MSCI Health Care Index	—	—	—
BNP Paribas	11/30/17	(36)	Receive payments based on the 1 Month LIBOR and pay variable payments based on total return rate on MSCI Health Care Index.	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Citigroup Global Markets	8/04/17	(151)	Receive payments based on the 1 Month LIBOR +17bps and pay variable payments based on the market fluctuation of S&P Industrials Sector Total Return Index	$—	$—	$—
Citigroup Global Markets	8/04/17	(254)	Receive payments based on the 1 Month LIBOR +21bps and pay variable payments based on the market fluctuation of S&P Materials Sector Total Return Index	—	—	—
Citigroup Global Markets	8/04/17	(50)	Receive payments based on the 1 Month LIBOR +5bps and pay variable payments based on the market fluctuation of S&P 500 Consumer Staples Sector Total Return Index	—	—	—
Citigroup Global Markets	8/04/17	(442)	Receive payments based on the 1 Month LIBOR +6bps and pay variable payments based on the market fluctuation of S&P 500 Utility Sector Total Return Index	—	—	—
Citigroup Global Markets	8/04/17	(353)	Receive payments based on the 1 Month LIBOR -150bps and pay variable payments based on the market fluctuation of Dow Jones U.S. Select Telecommunications Total Return Index	—	—	—
Citigroup Global Markets	9/29/17	234	Receive variable payment based on the market fluctuation of Citi Merger & Acquisition US Index and pay payments based on the 1 Month LIBOR +95bps	(23)	—	(23)
Citigroup Global Markets	8/04/17	346	Receive variable payment based on the market fluctuation of S&P 500 InfTec Sector Total Return Index and pay payments based on the 1 Month LIBOR +35bps	(35)	—	(35)
Citigroup Global Markets	8/04/17	50	Receive variable payments based on the market fluctuation of S&P 500 Consumer Discretionary Sector Total Return Index and pay payments based on the 1 Month LIBOR +28bps	(5)	—	(5)
Citigroup Global Markets	8/04/17	153	Receive variable payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index and pay payments based on the 1 Month LIBOR +31bps	(15)	—	(15)
Citigroup Global Markets	8/04/17	466	Receive variable payments based on the market fluctuation of S&P 500 Fincl Sector Total Return Index and pay payments based on the 1 Month LIBOR +38bps	(46)	—	(46)

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Citigroup Global Markets	8/04/17		251	Receive variable payments based on the market fluctuation of S&P 500 Health Care Sector Total Return Index and pay payments based on the 1 Month LIBOR +28bps	$(26)	$—	$(26)
Citigroup Global Markets	9/29/17		143	Receive variable payment based on the market fluctuation of Citi Merger & Acquisition US Index and pay payments based on the 1 Month LIBOR +95bps	187	—	187
Deutsche Bank AG	6/29/18		(569)	Receive payments based on the 1 Month LIBOR +39bps and pay variable payments based on the market fluctuation of MSCI Daily TR World Gross Health USD	7,589	—	7,589
Deutsche Bank AG	4/30/18		172	Receive variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio 001 and pay payments on the fixed rate of 0%	(17)	—	(17)
Deutsche Bank AG	4/30/18		141	Receive variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio 001 and pay payments on the fixed rate of 0%	(62)	—	(62)
Goldman Sachs & Co.	6/21/18	HKD	(518)	Receive payments based on the 1 Month HIBOR -6bps and pay variable payments based on the market fluctuation of MSCI China Energy GICS Sector Index	(77)	—	(77)
Goldman Sachs & Co.	6/29/18		(1,085)	Receive payments based on the 1 Month LIBOR +23bps and pay variable payments based on the market fluctuation of MSCI World Media Gross Total Return USD Index	10,509	—	10,509
Goldman Sachs & Co.	4/30/18		(1,670)	Receive payments based on the 1 Month LIBOR +45bps and pay variable payments based on the market fluctuation of MSCI Daily TR World Gross Health Care USD	—	—	—
Goldman Sachs & Co.	6/21/18		(114)	Receive payments based on the 1 Month LIBOR and pay variable payments based on the market fluctuation of MSCI Brazil Net Total Return USD Index	(4,327)	—	(4,327)
JPMorgan Chase	2/08/18		322	Pay or receive amounts based on market value fluctuation of J.P. Morgan QES Momentum Index	(35)	—	(35)
JPMorgan Chase	2/08/18		108	Pay or receive amounts based on market value fluctuation of J.P. Morgan QES Momentum Index	(12)	—	(12)
Morgan Stanley	6/21/18	HKD	(361)	Receive payments based on the 1 Month HIBOR -50bps and pay variable payments based on the market fluctuation of MSCI China Information Technology Index	365	—	365

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Total return swap agreements outstanding at June 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	6/21/18	(27)	Receive payments based on the 1 Month LIBOR -50bps and pay variable payments based on the market fluctuation of MSCI Daily TR Gross Emerging Markets Philippines USD	$53	$—	$53
Morgan Stanley	7/28/17	107	Receive variable payments based on the market fluctuation of Morgan Stanley Dispersion Index and pay payments on the fixed rate of 0.60%	(161)	—	(161)
Morgan Stanley	9/29/17	96	Receive variable payments based on the market fluctuation of MSUSMSDS Index and pay payments on the fixed rate of 0.70%	10	—	10

				$60,713	$—	$60,713

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$14,990	$—
Belgium	—	27,167	—
Bermuda	30,033	—	—
Brazil	47,571	—	—
Canada	81,900	—	—
China	280,475	725,629	—
Denmark	—	26,866	—
France	—	128,640	—
Hong Kong	13,492	129,724	—
India	888	—	—
Indonesia	—	25,113	—
Ireland	—	27,338	—
Israel	51,214	—	—
Japan	17,251	2,492,706	—
Jordan	—	4,194	—
Macau	—	22,417	—
Malaysia	—	15,036	—
Mexico	18,874	—	—
Netherlands	8,470	26,898	—
Philippines	—	76,188	—
Russia	3,210	—	—
South Africa	—	58,611	—
South Korea	3,040	500,871	—
Switzerland	—	97,274	—
Taiwan	80,581	460,207	—
Thailand	26,272	—	—
United Kingdom	140,657	82,517	—
United States	4,734,308	—	—
Preferred Stocks
Brazil	16,101	—	—
South Korea	—	27,718	—
Unaffiliated Exchange Traded Fund	—	298	—
Foreign Government Bonds	—	2,909,072	—
Affiliated Mutual Fund	204,109	—	—
Unaffiliated Mutual Fund	5,329,877	—	—
Options Purchased	32,582	145,853	—
Options Written	(104,190)	(39,080)	—
Other Financial Instruments*
Futures Contracts	(26,753)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,163	—
OTC Cross Currency Exchange Contract	—	(1,396)	—
Centrally Cleared Credit Default Swap Agreements	—	6,145	—
OTC Credit Default Swap Agreements	—	20,208	—
Centrally cleared interest rate swaps	—	—	—
OTC Total Return Swap Agreements	—	60,713	—

Total	$10,989,962	$8,074,080	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Unaffiliated Mutual Fund	30.0%
Foreign Government Bonds	16.4
Semiconductors & Semiconductor Equipment	5.8
Media	5.6
Pharmaceuticals	5.4
Oil, Gas & Consumable Fuels	5.2
Internet Software & Services	3.3
Electronic Equipment, Instruments & Components	3.2
Biotechnology	2.5
Health Care Providers & Services	2.4
Health Care Equipment & Supplies	2.4
Software	1.8
Technology Hardware, Storage & Peripherals	1.7
Auto Components	1.2
Banks	1.2
Affiliated Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	1.1
Internet & Direct Marketing Retail	1.1
Insurance	1.1
IT Services	1.1
Machinery	1.1
Household Durables	1.1
Automobiles	1.0
Options Purchased	1.0
Construction & Engineering	0.9
Communications Equipment	0.9
Chemicals	0.8
Energy Equipment & Services	0.6
Real Estate Management & Development	0.6
Food & Staples Retailing	0.6
Diversified Telecommunication Services	0.5
Specialty Retail	0.5
Hotels, Restaurants & Leisure	0.5
Life Sciences Tools & Services	0.5
Airlines	0.4

Metals & Mining	0.3%
Equity Real Estate Investment Trusts (REITs)	0.3
Electrical Equipment	0.3
Trading Companies & Distributors	0.3
Professional Services	0.3
Tobacco	0.3
Beverages	0.3
Leisure Products	0.2
Health Care Technology	0.2
Wireless Telecommunication Services	0.2
Industrial Conglomerates	0.2
Commercial Services & Supplies	0.2
Paper & Forest Products	0.2
Transportation Infrastructure	0.1
Capital Markets	0.1
Textiles, Apparel & Luxury Goods	0.1
Multiline Retail	0.1
Food Products	0.1
Diversified	0.1
Personal Products	0.1
Construction Materials	0.1
Diversified Financial Services	0.1
Aerospace & Defense	0.0	*
Building Products	0.0	*
Water Utilities	0.0	*
Gas Utilities	0.0	*
Road & Rail	0.0	*
Unaffiliated Exchange Traded Funds	0.0	*

	107.7
Options Written	(0.8)
Liabilities in excess of other assets	(6.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$46,512		Unrealized depreciation on OTC swap agreements	$6,299
Credit contracts	Due from/to broker — variation margin swaps	8,562	*	Due from/to broker — variation margin swaps	2,417	*
Credit contracts	Premiums paid for OTC swap agreements	6,292		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	13,916		—	—
Equity contracts	Due from/to broker — variation margin futures	31,853	*	Due from/to broker — variation margin futures	43,209	*
Equity contracts	Unaffiliated investments	42,919		Options written outstanding, at value	103,625

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unrealized appreciation on OTC swap agreements	$27,655		Unrealized depreciation on OTC swap agreements	$7,155
Foreign exchange contracts	Due from/to broker — variation margin futures	63,328	*	Due from/to broker — variation margin futures	79,552	*
Foreign exchange contracts	Unaffiliated investments	20,646		Options written outstanding, at value	5,339
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	1,396
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	68,303		Unrealized depreciation on OTC forward foreign currency exchange contracts	66,140
Interest rate contracts	Due from/to broker — variation margin futures	35,193	*	Due from/to broker — variation margin futures	34,366	*
Interest rate contracts	Unaffiliated investments	114,870		Options written outstanding, at value	34,306

Total		$480,049			$383,804

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$1,606	$—	$—	$90,677	$92,283
Equity contracts	393	(44,910)	48,366	61,996	—	(581,883)	(516,038)
Foreign exchange contracts	—	370	3,332	(172,611)	(185,147)	—	(354,056)
Interest rate contracts	—	(85)	—	(26,276)	—	—	(26,361)

Total	$393	$(44,625)	$53,304	$(136,891)	$(185,147)	$(491,206)	$(804,172)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Exchange Contracts(4)	Swaps	Total
Commodity contracts	$—	$—	$—	$—	$40,213	$40,213
Credit contracts	—	—	—	—	(19,479)	(19,479)
Equity contracts	(40,981)	(18,323)	13,761	—	20,664	(24,879)
Foreign exchange contracts	(28,964)	10,663	(33,393)	11,171	—	(40,523)
Interest rate contracts	(17,439)	(1,559)	2,885	—	—	(16,113)

Total	$(87,384)	$(9,219)	$(16,747)	$11,171	$41,398	$(60,781)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Contracts — Purchased(3)
$136,555	$3,794,012	$8,676,505	$10,296,132	$4,618,482

Forward Foreign Currency Exchange Contracts — Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements — Sell Protection(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$6,867,050	$76,707	$4,161,271	$11,751	$9,841,422

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$199,058	$(199,058)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Australia and New Zealand Banking Group	$4,856	$(4,074)	$—	$782
Bank of America	73,131	(14,785)	(58,346)	—
Bank of Montreal	2,991	—	—	2,991
Barclays Capital Group	6,968	(2,236)	—	4,732
BNP Paribas	29,694	(3,501)	—	26,193
CIBC World Markets Inc.	—	—	—	—
Citigroup Global Markets	15,671	(12,630)	—	3,041
Commonwealth Bank of Australia	844	(446)	—	398
Credit Suisse First Boston Corp.	1,389	(212)	—	1,177
Deutsche Bank AG	18,317	(2,099)	—	16,218
Goldman Sachs & Co.	62,336	(30,595)	—	31,741
Hong Kong & Shanghai Bank	1,617	(218)	—	1,399
JPMorgan Chase	31,295	(22,327)	—	8,968
Morgan Stanley	41,629	(3,598)	(38,031)	—
Nomura Securities Co.	190	(5)	—	185
RBC Dominion Securities	7,867	(910)	—	6,957
Societe Generale	—	—	—	—
Standard Chartered PLC	1,021	(1,021)	—	—
State Street Bank	—	—	—	—
Toronto Dominion	2,011	—	—	2,011
UBS AG	5,598	(5,598)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(4)	Net Amount
Westpac Banking Corp.	1,106	(460)	—	646

	$308,531

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(4)	Net Amount
Australia and New Zealand Banking Group	$(4,074)	$4,074	$—	$—
Bank of America	(14,785)	14,785	—	—
Bank of Montreal	—	—	—	—
Barclays Capital Group	(2,236)	2,236	—	—
BNP Paribas	(3,501)	3,501	—	—
CIBC World Markets Inc.	(2,470)	—	—	(2,470)
Citigroup Global Markets	(12,630)	12,630	—	—
Commonwealth Bank of Australia	(446)	446	—	—
Credit Suisse First Boston Corp.	(212)	212	—	—
Deutsche Bank AG	(2,099)	2,099	—	—
Goldman Sachs & Co.	(30,595)	30,595	—	—
Hong Kong & Shanghai Bank	(218)	218	—	—
JPMorgan Chase	(22,327)	22,327	—	—
Morgan Stanley	(3,598)	3,598	—	—
Nomura Securities Co.	(5)	5	—	—
RBC Dominion Securities	(910)	910	—	—
Societe Generale	(1,942)	—	—	(1,942)
Standard Chartered PLC	(1,949)	1,021	—	(928)
State Street Bank	(2,441)	—	—	(2,441)
Toronto Dominion	—	—	—	—
UBS AG	(13,172)	5,598	—	(7,574)
Westpac Banking Corp.	(460)	460	—	—

	$(120,070)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(4)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2017

ASSETS:
Investments at value, including securities on loan of $199,058:
Unaffiliated investments (cost $18,656,329)	$18,942,123
Affiliated investments (cost $204,109)	204,109
Foreign currency, at value (cost $14,891)	14,843
Receivable for investments sold	934,409
Deposit with broker for futures	451,242
Deposit with broker for centrally cleared swaps	132,769
Unrealized appreciation on OTC swap agreements	88,083
Unrealized appreciation on OTC forward foreign currency exchange contracts	68,303
Dividends and interest receivable	39,478
Due from broker-variation margin futures	13,215
Premiums paid for OTC swap agreements	6,292
Tax reclaim receivable	1,223
Due from broker-variation margin swaps	1,176
Receivable from affiliate	976
Prepaid expenses	69

Total Assets	20,898,310

LIABILITIES:
Payable for investments purchased	2,552,029
Payable to broker for collateral for securities on loan	203,838
Options written outstanding, at value (premiums received $147,087)	143,270
Accrued expenses and other liabilities	69,400
Unrealized depreciation on OTC forward foreign currency exchange contracts	66,140
Cash segregated from Counterparty—OTC	60,000
Unrealized depreciation on OTC swap agreements	13,454
Management fees payable	5,676
Unrealized depreciation on OTC cross currency exchange contracts	1,396
Distribution fee payable	488
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	179
Payable to custodian	15

Total Liabilities	3,116,250

NET ASSETS	$17,782,060

Net assets were comprised of:
Paid-in capital	$19,230,730
Retained earnings	(1,448,670)

Net assets, June 30, 2017	$17,782,060

Net asset value and redemption price per share, $17,782,060 / 1,953,021 outstanding shares of beneficial interest	$9.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $7,100, of which $1,177 is reimbursable by an affiliate)	$73,698
Interest income	34,758
Income from securities lending, net (including affiliated income of $387)	792

109,248

EXPENSES
Management fees	90,350
Distribution fee	21,719
Custodian and accounting fees	63,000
Audit fee	16,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	9,673

Total expenses	218,742
Less: management fee waivers and/or expense reimbursement	(95,378)

Net expenses	123,364

NET INVESTMENT INCOME (LOSS)	(14,116)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(68))	705,519
Futures transactions	(136,891)
Options written transactions	53,304
Swap agreements transactions	(491,206)
Foreign currency transactions	(215,943)

(85,217)

Net change in unrealized appreciation (depreciation) on:
Investments	122,097
Futures	(16,747)
Options written	(9,219)
Swap agreements	41,398
Foreign currencies	12,758

150,287

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	65,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,954

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(14,116)	$(29,228)
Net realized gain (loss) on investment and foreign currency transactions	(85,217)	(1,424,164)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	150,287	896,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,954	(557,219)

FUND SHARE TRANSACTIONS:
Fund share sold [96,851 and 220,277 shares, respectively]	884,457	1,984,286
Fund share repurchased [16,422 and 21,630 shares, respectively]	(149,657)	(194,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	734,800	1,789,788

TOTAL INCREASE (DECREASE) IN NET ASSETS	785,754	1,232,569
NET ASSETS:
Beginning of period	16,996,306	15,763,737

End of period	$17,782,060	$16,996,306

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
BIST	Borsa Istanbul
CBOE	Chicago Board Options Exchange
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
QMTF	Multilateral Trading Facility
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XNGS	NASDAQ Global Select Market
XTSE	Toronto Stock Exchange

Index:

BCMSELEV	Global Elevators Index
BTP	Buoni del Tesoro Poliennali
CAC40	French Stock Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index

IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
IXRTR	Consumer Staples Select Sector SPDR Fund
JPGMIRON	JP Global Iron Ore Miners Index
KOSPI	Korean Stock Exchange Index
MIB	Milano Italia Borsa
SPI	Swiss Performance Index
SPTRSGX	S&P 500 Growth Index
STOXX	Stock Index of the Eurozone
S5CPGS	Barclays U.S. Capital Goods Index
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
BTP	Buoni del Tesoro Poliennal
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor (French treasury bond)
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security

SEE NOTES TO FINANCIAL STATEMENTS.

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GLOSSARY (continued)

SCHEDULE OF INVESTMENTS	June 30, 2017 (unaudited)

S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A258

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2017 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 20 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contract holders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AB Global Bond Portfolio (“AB Global Bond”)	Generate current income consistent with preservation of capital.	AllianceBernstein, L.P.

AST BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income”)	Maximize current income with consideration for capital appreciation.	BlackRock Financial Management, Inc.

AST Columbia Adaptive Risk Allocation Portfolio (“Columbia Adaptive Risk Allocation”)	Consistent total returns by seeking to allocate risks across multiple classes.	Columbia Management Investment Advisers, LLC

AST Emerging Managers Diversified Portfolio (“Emerging Managers Diversified”)	Total return.	Prudential Investment, LLC (“PI”) through its Strategic Investment Research Group team / Dana Investment Advisors, Inc. / Longfellow Investment Management Co., LLC

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”)	Capital appreciation with reduced market correlation.	Franklin Advisers, Inc. / K2 / D&S Management Co., LLC / Templeton Global Advisors Ltd.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”)	Total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”)	High total return emphasizing current income and to a lesser extent, providing opportunities for capital appreciation.	Goldman Sachs Asset Management International

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	Objective	Subadviser(s)
AST Goldman Sachs Strategic Income Portfolio (“Goldman Sachs Strategic Income”)	Total return.	Goldman Sachs Asset Management, L.P.

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates, LLC (“Jennison”)

AST Managed Alternatives Portfolio (“Managed Alternatives”)	Long-term capital appreciation, with a focus on downside protection.	PGIM Fixed Income (“PFI”), (formerly, Prudential Fixed Income), which is a business unit of PGIM, Inc.

AST Managed Equity Portfolio (“Managed Equity”)	Capital appreciation.	Quantitative Management Associates, LLC (“QMA”) / PI through its Strategic Investment Research Group team

AST Managed Fixed Income Portfolio (“Managed Fixed Income”)	Total return.	QMA / PI through its Strategic Investment Research Group team

AST Morgan Stanley Multi-Asset Portfolio (“Morgan Stanley Multi-Asset”)	Total return.	Morgan Stanley Investment Management, Inc.

AST Neuberger Berman Long/Short Portfolio (“Neuberger Berman Long/Short”)	Long-term capital appreciation, with a secondary objective of principal preservation.	Neuberger Berman Investment Advisers, LLC

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison / QMA / PFI

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd / T. Rowe Price International Ltd - Tokyo / T. Rowe Price Hong Kong Limited

AST Wellington Management Global Bond Portfolio (“Wellington Management Global Bond”)	Consistent excess returns over the Bloomberg Barclays Global Aggregate Bond Index (US Hedged).	Wellington Management Company, LLP

AST Wellington Management Real Total Return Portfolio (“Wellington Management Real Total Return”)	Long-term real total return.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

B2

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”) for Jennison Global Infrastructure, Managed Equity and Managed Fixed Income. PGIM Investments is the sole Investment Manager for AB Global Bond, BlackRock Multi-Asset, Columbia Adaptive Risk Allocation, Emerging Managers Diversified, FQ Absolute Return Currency, Franklin Templeton K2 Global Absolute Return, Goldman Sachs Global Growth Allocation, Goldman Sachs Global Income, Goldman Sachs Strategic Income, Managed Alternatives, Morgan Stanley Multi-Asset, Neuberger Berman Long/Short, Prudential Flexible Multi-Strategy, QMA International Core Equity, T. Rowe Price Diversified Real Growth, Wellington Management Global Bond and Wellington Management Real Total Return. Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

B3

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the

B4

close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately

B5

as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

B6

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit

B7

soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements

B8

of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions

B9

received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2017, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed

B10

by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver
AB Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

BlackRock Multi-Asset Income	0.7825% first $300 million;	0.23%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Columbia Adaptive Risk Allocation	0.94% first $300 million;	0.10%
	0.93% on next $200 million;
	0.92% on next $250 million;
	0.91% on next $2.5 billion;
	0.90% on next $2.75 billion;
	0.87% on next $4 billion;
	0.85% in excess of $10 billion

Emerging Managers Diversified	0.74% first $300 million;	— #
	0.73% on next $200 million;
	0.72% on next $250 million;
	0.71% on next $2.5 billion;
	0.70% on next $2.75 billion;
	0.67% on next $4 billion;
	0.65% in excess of $10 billion

FQ Absolute Return Currency	0.8325% first $300 million;	— #
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

Franklin Templeton K2 Global Absolute Return	0.7825% first $300 million;	0.07%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Goldman Sachs Global Growth Allocation	0.7825% first $300 million;	0.01%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

Goldman Sachs Global Income	0.64% first $300 million;	0.60%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

Goldman Sachs Strategic Income	0.7125% first $300 million;	0.71%
	0.7025% on next $200 million;
	0.6925% on next $250 million;
	0.6825% on next $2.5 billion;
	0.6725% on next $2.75 billion;
	0.6425% on next $4.0 billion;
	0.6225% in excess of $10 billion

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	Management Fees	Effective Management Fees, Net of Waiver
Jennison Global Infrastructure.	0.8325% first $300 million;	—	#
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

Managed Alternatives(1)	0.15%	—	#

Managed Equity(1)	0.15%	—	#

Managed Fixed Income(1)	0.15%	0.15%

Morgan Stanley Multi-Asset	1.04% first $300 million;	—	#
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

Neuberger Berman Long/Short	1.04% first $300 million;	0.44%
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

Prudential Flexible Multi-Strategy	0.9825% first $300 million;	0.30%
	0.9725% on next $200 million;
	0.9625% on next $250 million;
	0.9525% on next $2.5 billion;
	0.9425% on next $2.75 billion;
	0.9125% on next $4 billion;
	0.8925% in excess of $10 billion

QMA International Core Equity	0.7325% first $300 million;	0.69%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

T. Rowe Price Diversified Real Growth.	0.7325% first $300 million;	—	#
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

Wellington Management Global Bond	0.64% first $300 million;	0.62%
	0.63% on next $200 million;
	0.62% on next $250 million;
	0.61% on next $2.5 billion;
	0.60% on next $2.75 billion;
	0.57% on next $4 billion;
	0.55% in excess of $10 billion

Wellington Management Real Total Return	1.04% first $300 million;	—	#
	1.03% on next $200 million;
	1.02% on next $250 million;
	1.01% on next $2.5 billion;
	1.00% on next $2.75 billion;
	0.97% on next $4 billion;
	0.95% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017
BlackRock Multi-Asset Income	contractually limit expenses to 1.13% through June 30, 2017*	contractually limit expenses to 1.13% through June 30, 2018*
Columbia Adaptive Risk Allocation	contractually limit expenses to 1.28% through June 30, 2017*	contractually limit expenses to 1.28% through June 30, 2018*
Emerging Managers Diversified	contractually limit expenses to 1.07% through June 30, 2017	contractually limit expenses to 1.07% through June 30, 2018

B12

	Fee Waivers and/or Expense Limitations through June 30, 2017	Fee Waivers and/or Expense Limitations effective July 1, 2017
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2017	contractually limit expenses to 1.22% through June 30, 2018
Franklin Templeton K2 Global Absolute Return	contractually limit expenses to 1.17% through June 30, 2017*	contractually limit expenses to 1.17% through June 30, 2018*
Goldman Sachs Global Growth Allocation	contractually limit expenses to 1.19% through June 30, 2017*	contractually limit expenses to 1.19% through June 30, 2018*
Goldman Sachs Global Income	contractually waive 0.029% through June 30, 2017	contractually waive 0.012% through June 30, 2018
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2017	contractually limit expenses to 1.26% through June 30, 2018
Managed Alternatives	contractually limit expenses to 1.47% through June 30, 2017**	contractually limit expenses to 1.47% through June 30, 2018**
Managed Equity	contractually limit expenses to 1.25% through June 30, 2017**	contractually limit expenses to 1.25% through June 30, 2018**
Managed Fixed Income	contractually limit expenses to 1.25% through June 30, 2017**	contractually limit expenses to 1.25% through June 30, 2018**
Morgan Stanley Multi-Asset	contractually limit expenses to 1.42% through June 30, 2017	contractually limit expenses to 1.42% through June 30, 2018
Neuberger Berman Long/Short	contractually limit expenses to 1.42% through June 30, 2017	contractually limit expenses to 1.42% through June 30, 2018
Prudential Flexible Multi-Strategy	contractually limit expenses to 1.48% through June 30, 2017***	contractually limit expenses to 1.48% through June 30, 2018***
QMA International Core Equity	contractually limit expenses to 0.995% through June 30, 2017	contractually limit expenses to 0.995% through June 30, 2018
T. Rowe Price Diversified Real Growth	contractually waive 0.002% through May 31, 2017	effective June 1, 2017 contractually waive 0.01%
	contractually limit expenses to 1.05% through June 30, 2017*	through June 30, 2018 contractually limit expenses to 1.05% through June 30, 2018*
Wellington Management Real Total Return	contractually waive 0.133% through June 30, 2017 contractually limit expenses to 1.42% through June 30, 2017	contractually waive 0.133% through June 30, 2018 contractually limit expenses to 1.42% through June 30, 2018

*	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.
**	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust. For Managed Alternatives, underlying dividends on securities sold short and brokers fees and expenses on short sales are excluded from the acquired fund fees and expenses.
***	The Investment Manager and PAD have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.
#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
(1)	The Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed

B13

Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Managed Alternatives, Managed Equity and Managed Fixed Income. In addition, the 12b-1 fee is waived for the assets of Goldman Sachs Global Growth Allocation Portfolio and Prudential Flexible Multi-Strategy Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Certain Portfolios have entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2017, brokerage commission recaptured under these agreements was as follows:

Amount
Columbia Adaptive Risk Allocation	$142
Franklin Templeton K2 Global Absolute Return Portfolio	15
Neuberger Berman Long/Short Portfolio	286
T. Rowe Price Diversified Real Growth Portfolio	117
Wellington Management Real Total Return Portfolio	126

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

B14

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
AB Global Bond	$8,083
BlackRock Multi-Asset Income	866
Columbia Adaptive Risk Allocation	146
Emerging Managers Diversified	23
Franklin Templeton K2 Global Absolute Return	4
Goldman Sachs Global Growth Allocation	110
Goldman Sachs Global Income	69
Goldman Sachs Strategic Income	501
Jennison Global Infrastructure	11
QMA International Core Equity	7,586
T. Rowe Price Diversified Real Growth	39
Wellington Management Global Bond	2,460
Wellington Management Real Total Return	43

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The following Portfolios were reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

	2016 Withholding Tax	2017 Withholding Tax
Franklin Templeton K2 Global Absolute Return	$1,548	$604
Jennison Global Infrastructure	2,821	2,221
Morgan Stanley Multi-Asset	144	919
Prudential Flexible Multi-Strategy	—	193
QMA International Core Equity	253,028	141,842
T. Rowe Price Diversified Real Growth	2,151	1,493
Wellington Management Real Total Return	4,618	1,177

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
AB Global Bond	$912,009,704	$612,803,774
BlackRock Multi-Asset Income	6,517,829	2,887,850
Columbia Adaptive Risk Allocation	17,089,068	20,099,415

B15

	Cost of Purchases	Proceeds from Sales
Emerging Managers Diversified	$2,063,867	$930,427
Franklin Templeton K2 Global Absolute Return	2,519,538	3,225,548
Goldman Sachs Global Growth Allocation.	5,025,575	3,555,079
Goldman Sachs Global Income	575,593,442	529,681,897
Goldman Sachs Strategic Income	85,059,990	59,411,812
Jennison Global Infrastructure	4,419,936	3,178,125
Managed Alternatives	1,825,500	135,000
Managed Equity	3,867,284	624,941
Managed Fixed Income	3,381,398	1,012,189
Morgan Stanley Multi-Asset	4,847,783	6,123,838
Neuberger Berman Long/Short	7,566,934	7,552,407
Prudential Flexible Multi-Strategy	31,623,130	14,316,193
QMA International Core Equity	478,077,458	439,758,256
T. Rowe Price Diversified Real Growth*	10,364,422	7,457,776
Wellington Management Global Bond	982,989,480	488,350,121
Wellington Management Real Total Return	9,827,810	9,781,998

*	For the six months ended June 30, 2017 the Portfolio purchases and sales transactions under Rule 17a-7, were $5,887 and $654 respectively. The Portfolio realized a gain of $46 as a result of Rule 17a-7 sales transactions.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2017 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Goldman Sachs Global Growth Allocation
Goldman Sachs Strategic Income	$331,401	$—	$332,089	$1,398	$(710)	$—	—	$—	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Managed Alternatives
FQ Absolute Return Currency	$739,700	$298,000	$30,000	$25,837	$5,136	$1,038,673	94,769	$—	$—
Goldman Sachs Strategic Income	889,166	355,500	22,000	8,224	91	1,230,981	126,514	—	—
Morgan Stanley Multi-Asset	938,822	359,000	25,000	24,386	(234)	1,296,974	138,566	—	—
Neuberger Berman Long/Short	1,083,432	343,999	30,000	92,506	2,479	1,492,416	140,002	—	—
Wellington Management Real Total Return	892,625	355,001	23,000	1,865	(986)	1,225,505	134,671	—	—

	$4,543,745	$1,711,500	$130,000	$152,818	$6,486	$6,284,549		$—	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Managed Equity
AQR
Emerging Markets Equity	$1,520,697	$299,600	$—	$326,243	$—	$2,146,540	187,963	$—	$—

B16

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
ClearBridge Dividend Growth	$1,018,806	$166,500	$—	$90,461	$—	$1,275,767	79,240	$—	$—
Global Real Estate	—	252,300	—	(1,147)	—	251,153	21,194	—	—
Goldman Sachs Mid-Cap Growth	1,330,337	193,699	—	213,671	—	1,737,707	203,956	—	—
Hotchkis & Wiley Large-Cap Value	1,519,504	389,800	—	141,563	—	2,050,867	75,930	—	—
International Growth	3,184,122	260,200	—	640,231	—	4,084,553	259,172	—	—
International Value	3,151,836	530,200	—	448,463	—	4,130,499	210,632	—	—
Loomis Sayles Large-Cap Growth	1,421,105	184,200	—	276,699	—	1,882,004	42,541	—	—
MFS Global Equity	947,043	230,900	—	165,842	—	1,343,785	70,135	—	—
Neuberger Berman / LSV Mid-Cap Value	1,410,579	329,000	—	91,503	—	1,831,082	56,358	—	—
QMA US Equity Alpha	1,734,834	305,901	—	134,093	—	2,174,828	81,241	—	—
Small-Cap Growth	438,349	62,600	—	49,033	—	549,982	13,867	—	—
Small-Cap Value	588,537	158,600	—	1,879	—	749,016	28,011	—	—
T. Rowe Price Natural Resources Portfolio	381,072	130,000	250,000	(11,397)	3,489	253,164	12,398	—	—

	$18,646,821	$3,493,500	$250,000	$2,567,137	$3,489	$24,460,947		$—	$—

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Managed Fixed Income
BlackRock Low Duration Bond	$2,655,734	$346,854	$54,000	$32,925	$935	$2,982,448	278,994	$—	$—
Goldman Sachs Strategic Income	417,117	31,299	140,000	2,599	247	311,262	31,990	—	—
High Yield	1,400,512	189,765	87,000	60,288	8,228	1,571,793	160,060	—	—
Lord Abbett Core Fixed-Income	6,216,725	697,238	142,000	140,216	1,473	6,913,652	553,092	—	—
Prudential Core Bond	14,496,974	1,489,891	371,000	496,051	15,633	16,127,549	1,339,497	—	—
Wellington Management Global Bond	1,956,396	223,739	177,000	14,245	3,471	2,020,851	192,646	—	—
Western Asset Emerging Markets Debt	418,732	52,031	28,000	23,809	2,002	468,574	42,328	—	—

	$27,562,190	$3,030,817	$999,000	$770,133	$31,989	$30,396,129		$—	$—

B17

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Flexible Multi-Strategy
Global Real Estate	$2,016,681	$—	$—	$98,157	$—	$2,114,838	178,467	$—	$—
High Yield	983,972	—	—	47,256	—	1,031,228	105,013	—	—
Prudential Core Bond	13,933,285	8,472,000	—	636,372	—	23,041,657	1,913,759	—	—
QMA Emerging Markets Equity	3,675,348	—	4,153,441	13,444	464,649	—	—	—	—
QMA US Equity Alpha	22,600,387	200,000	4,500,000	666,757	868,748	19,835,892	740,975	—	—

	$43,209,673	$8,672,000	$8,653,441	$1,461,986	$1,333,397	$46,023,615		$—	$—

Options written transactions, during the six months ended June 30, 2017, were as follows:

	AST AB Global Bond Portfolio
	Notional Amount	Premium
Balance at beginning of period	688,400,739	$1,060,541
Written options	71,074,974,270	8,488,486
Expired options	(37,136,789,380)	(6,757,225)
Closed options	(375,348,320)	(551,098)

Balance at end of period	34,251,237,309	$2,240,704

	AST Neuberger Berman Long / Short Portfolio		AST T. Rowe Price Diversified Real Growth†
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	16,500	$22,269	1,600	$55,953
Written options	675,000	81,705	26,500	339,099
Expired options	(97,800)	(15,104)	—	—
Exercised options	(9,100)	(3,950)	—	—
Closed options	(179,600)	(29,197)	(10,100)	(337,325)

Balance at end of period	405,000	$55,723	18,000	$57,727

	AST Wellington Management Global Bond Portfolio		AST Wellington Management Real Total Return Portfolio
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	151,925,000	$192,496	45,701	$36,824
Written options	—	—	9,098,980	365,296
Expired options	—	—	(5,220)	(3,413)
Closed options	(151,925,000)	(192,496)	(183,850)	(251,620)

Balance at end of period	—	$—	8,955,611	$147,087

†	As of June 30, 2017, portfolio securities with an aggregate value of $4,411,157, were segregated to cover potential obligations with respect to options written by AST T. Rowe Price Diversified Real Growth Portfolio.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will

B18

approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The following Portfolios utilized the SCA during the six months ended June 30, 2017. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2017
BlackRock Multi-Asset Income	$144,000	2.03%	5	$144,000	$—
Goldman Sachs Strategic Income .	120,000	2.02%	1	120,000	—
Managed Fixed Income	152,000	2.03%	1	152,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2017, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B19

Financial Highlights

(unaudited)

	AST AB Global Bond Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.60		$10.08	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.17	0.04
Net realized and unrealized gain (loss) on investments	0.08		0.35	0.04

Total from investment operations	0.19		0.52	0.08

Net Asset Value, end of period	$10.79		$10.60	$10.08

Total Return(a)	1.79%		5.16%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,706.4		$1,299.0	$1,130.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(e)	0.91%	0.92	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(e)	0.91%	0.92	%(e)
Net investment income (loss)	2.04	%(e)	1.65%	0.90	%(e)
Portfolio turnover rate	42	%(f)	88%	55	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST BlackRock Multi-Asset Income Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016	2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.26		$9.60	$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.29	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.28		0.37	(0.74)	(0.28)

Total from investment operations	0.41		0.66	(0.41)	0.01

Net Asset Value, end of period	$10.67		$10.26	$9.60	$10.01

Total Return(a)	4.00%		6.88%	(4.10)%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39.9		$35.6	$27.2	$11.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(e)	0.80%	0.76%	0.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.35	%(e)	1.36%	1.57%	3.36	%(e)
Net investment income (loss)	2.57	%(e)	2.90%	3.37%	4.19	%(e)
Portfolio turnover rate	8	%(f)	44%	47%	55	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Columbia Adaptive Risk Allocation Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.57		$9.64	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.10	0.05
Net realized and unrealized gain (loss) on investments	0.60		0.83	(0.41)

Total from investment operations	0.64		0.93	(0.36)

Net Asset Value, end of period	$11.21		$10.57	$9.64

Total Return(a)	6.05%		9.65%	(3.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.2		$13.5	$6.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.17	%(e)	1.18%	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.01	%(e)	2.31%	4.62	%(e)
Net investment income (loss)	0.82	%(e)	0.96%	1.17	%(e)
Portfolio turnover rate	142	%(f)	345%	45	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Emerging Managers Diversified Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.07		$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.13	0.05
Net realized and unrealized gain (loss) on investments	0.65		0.21	(0.32)

Total from investment operations	0.71		0.34	(0.27)

Net Asset Value, end of period	$10.78		$10.07	$9.73

Total Return(a)	7.05%		3.49%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.5		$6.6	$5.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.07%	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.61	%(e)	2.87%	4.87	%(e)
Net investment income (loss)	1.23	%(e)	1.28%	1.03	%(e)
Portfolio turnover rate	18	%(f)	49%	26	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST FQ Absolute Return Currency Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.58		$9.19	$9.75	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.10)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.43		1.49	(0.49)	(0.21)

Total from investment operations	0.38		1.39	(0.56)	(0.25)

Net Asset Value, end of period	$10.96		$10.58	$9.19	$9.75

Total Return(a)	3.59%		15.13%	(5.74)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.6		$9.6	$5.6	$5.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(e)	1.22%	1.22%	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.18	%(e)	2.40%	2.94%	3.76	%(e)
Net investment income (loss)	(0.85	)%(e)	(0.97)%	(0.79)%	(0.62	)%(e)
Portfolio turnover rate	0	%(f)	0%	0%	0	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.59		$9.37	$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.09	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.42		0.13	(0.46)	(0.36)

Total from investment operations	0.47		0.22	(0.36)	(0.27)

Net Asset Value, end of period	$10.06		$9.59	$9.37	$9.73

Total Return(a)	4.90%		2.35%	(3.70)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.1		$20.9	$16.9	$7.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(e)	1.07%	1.08%	1.08	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.80	%(e)	1.83%	2.49%	4.17	%(e)
Net investment income (loss)	1.09	%(e)	0.95%	0.99%	1.63	%(e)
Portfolio turnover rate	19	%(f)	34%	35%	29	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Goldman Sachs Global Growth Allocation Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.77		$10.19	$10.29	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.15	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.83		0.43	(0.22)	0.20

Total from investment operations	0.91		0.58	(0.10)	0.29

Net Asset Value, end of period	$11.68		$10.77	$10.19	$10.29

Total Return(a)	8.45%		5.69%	(0.97)%	2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28.8		$24.4	$21.7	$7.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(e)	0.79%	0.79%	0.81	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.59	%(e)	1.65%	1.92%	3.84	%(e)
Net investment income (loss)	1.45	%(e)	1.46%	1.18%	1.55	%(e)
Portfolio turnover rate	15	%(f)	64%	100%	31	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Global Income Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.49		$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.10	0.05
Net realized and unrealized gain (loss) on investments	0.07		0.25	0.09

Total from investment operations	0.13		0.35	0.14

Net Asset Value, end of period	$10.62		$10.49	$10.14

Total Return(a)	1.24%		3.45%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$798.5		$792.4	$754.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.89	%(e)	0.92%	0.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.92	%(e)	0.93%	0.94	%(e)
Net investment income (loss)	1.13	%(e)	0.97%	0.98	%(e)
Portfolio turnover rate	82	%(f)	284%	158	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Goldman Sachs Strategic Income Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.65		$9.55	$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	0.01		(0.06)	(0.43)	(0.31)

Total from investment operations	0.08		0.10	(0.22)	(0.23)

Net Asset Value, end of period	$9.73		$9.65	$9.55	$9.77

Total Return(a)	0.83%		1.05%	(2.25)%	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$312.9		$321.4	$513.9	$762.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.03%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.03%	1.00	%(e)
Net investment income (loss)	1.48	%(e)	1.72%	2.20%	1.22	%(e)
Portfolio turnover rate	79	%(f)	278%	264%	177	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Jennison Global Infrastructure Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.12		$9.37	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments	1.06		0.65	(1.18)	0.38

Total from investment operations	1.15		0.75	(1.08)	0.45

Net Asset Value, end of period	$11.27		$10.12	$9.37	$10.45

Total Return(a)	11.36%		8.00%	(10.33)%	4.50%
Ratios/Supplemental Data:
Net Asset Value, end of period (in millions)	$11.5		$9.1	$7.2	$6.3
Ratios to average net assets(b):.
Expenses After Waivers and/or Expense Reimbursement	1.26	%(e)	1.26%	1.26%	1.26	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.39	%(e)	2.59%	2.98%	3.81	%(e)
Net investment income (loss)	1.70	%(e)	1.03%	0.99%	1.15	%(e)
Portfolio turnover rate	32	%(f)	98%	89%	39	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Managed Alternatives Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.77		$9.68	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29		0.11	(0.31)

Total from investment operations	0.28		0.09	(0.32)

Net Asset Value, end of period	$10.05		$9.77	$9.68

Total Return(a)	2.87%		0.93%	(3.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.8		$4.9	$1.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.19	%(e)	0.19%	0.25	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.71	%(e)	2.70%	30.28	%(e)
Net investment income (loss)	(0.17	)%(e)	(0.16)%	(0.23	)%(e)
Portfolio turnover rate	2	%(f)	24%	0	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Managed Equity Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period.	$10.71		$10.18	$10.33	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	—	(e)
Net realized and unrealized gain (loss) on investments	1.31		0.54	(0.14)	0.33

Total from investment operations	1.30		0.53	(0.15)	0.33

Net Asset Value, end of period.	$12.01		$10.71	$10.18	$10.33

Total Return(a)	12.14%		5.21%	(1.45)%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.6		$20.1	$11.7	$2.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.20	%(f)	0.22%	0.24%	0.14	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.55	%(f)	0.77%	1.44%	10.76	%(f)
Net investment income (loss)	(0.11	)%(f)	(0.10)%	(0.07)%	(0.14	)%(f)
Portfolio turnover rate	3	%(g)	21%	30%	10	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Managed Fixed Income Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.26		$9.91	$10.07	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.28		0.40	(0.11)	0.08

Total from investment operations	0.26		0.35	(0.16)	0.07

Net Asset Value, end of period	$10.52		$10.26	$9.91	$10.07

Total Return(a)	2.53%		3.53%	(1.59)%	0.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$31.2		$28.0	$18.1	$5.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.48	%(e)	0.52%	0.49%	0.44	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.48	%(e)	0.53%	0.82%	5.60	%(e)
Net investment income (loss)	(0.45	)%(e)	(0.51)%	(0.49)%	(0.44	)%(e)
Portfolio turnover rate	3	%(f)	13%	52%	60	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests. (c) Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Morgan Stanley Multi-Asset Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.20		$9.46		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		—	(e)	(0.03)
Net realized and unrealized gain (loss) on investments	0.15		(0.26)		(0.51)

Total from investment operations	0.16		(0.26)		(0.54)

Net Asset Value, end of period	$9.36		$9.20		$9.46

Total Return(a)	1.74%		(2.75)%		(5.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.5		$15.8		$14.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.42	%(f)	1.42%		1.42	%(f)
Expenses Before Waivers and/or Expense Reimbursement	4.57	%(f)	2.73%		3.75	%(f)
Net investment income (loss)	0.24	%(f)	—	%(g)	(0.72	)%(f)
Portfolio turnover rate	245	%(h)	353%		170	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Less than 0.005%.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Neuberger Berman Long/Short Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.89		$9.57		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.77		0.36		(0.40)

Total from investment operations	0.77		0.32		(0.43)

Net Asset Value, end of period	$10.66		$9.89		$9.57

Total Return(a)	7.79%		3.34%		(4.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.6		$15.1		$12.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.76	%(f)(g)	1.76	%(g)	1.65	%(f)(g)
Expenses Before Waivers and/or Expense Reimbursement	2.36	%(f)(g)	2.43	%(g)	3.10	%(f)(g)
Net investment income (loss)	(0.09	)%(f)	(0.37)%		(0.63	)%(f)
Portfolio turnover rate	46	%(h)	88%		66	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $(0.005) per share.

(f)	Annualized.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.34% for the six months ended June 30, 2017, 0.34% for the year ended December 31, 2016 and 0.23% for the period ended December 31, 2015.

(h)	Not annualized.

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.38		$10.59	$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(0.04)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	0.81		0.83	0.06	0.60

Total from investment operations	0.82		0.79	—	0.59

Net Asset Value, end of period	$12.20		$11.38	$10.59	$10.59

Total Return(a)	7.21%		7.46%	0.00%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$71.3		$60.8	$44.1	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.59	%(e)	0.60%	0.79%	0.50	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.45	%(e)	1.50%	1.80%	3.87	%(e)
Net investment income (loss)	0.13	%(e)	(0.38)%	(0.51)%	(0.10	)%(e)
Portfolio turnover rate	27	%(f)	23%	49%	23	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA International Core Equity Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		January 5, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.25		$10.19		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.23		0.23
Net realized and unrealized gain (loss) on investments	1.29		(0.17)		(0.04)

Total from investment operations	1.47		0.06		0.19

Capital Contributions(e)	—		—	(f)	—

Net Asset Value, end of period	$11.72		$10.25		$10.19

Total Return(a)	14.34%		0.59	%(g)	1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$904.3		$764.4		$825.1
Ratios to average net assets(b):.
Expenses After Waivers and/or Expense Reimbursement	0.99	%(h)	1.00%		0.99	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(h)	1.03%		1.04	%(h)
Net investment income (loss)	3.29	%(h)	2.32%		2.17	%(h)
Portfolio turnover rate	53	%(i)	117%		106	%(i)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $0.005 per share.

(g)	Total return for the year includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	Not annualized.

	AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31,		April 28, 2014(c) through December 31, 2014
			2016	2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.14		$10.38	$10.40	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	1.03		0.62	(0.15)	0.31

Total from investment operations	1.11		0.76	(0.02)	0.40

Net Asset Value, end of period	$12.25		$11.14	$10.38	$10.40

Total Return(a)	9.96%		7.32%	(0.19)%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.0		$40.6	$31.9	$14.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(e)	0.99%	0.99%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.04	%(e)	2.17%	3.26%	7.00	%(e)
Net investment income (loss)	1.44	%(e)	1.36%	1.19%	1.21	%(e)
Portfolio turnover rate	23	%(f)	52%	49%	20	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Wellington Management Global Bond Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.39		$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.09	0.04
Net realized and unrealized gain (loss) on investments	0.05		0.17	0.09

Total from investment operations	0.10		0.26	0.13

Net Asset Value, end of period	$10.49		$10.39	$10.13

Total Return(a)	0.96%		2.57%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,989.4		$1,546.9	$946.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.89	%(e)	0.91%	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.89	%(e)	0.91%	0.93	%(e)
Net investment income (loss)	0.90	%(e)	0.81%	0.86	%(e)
Portfolio turnover rate	34	%(f)	79%	16	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Wellington Management Real Total Return Portfolio
	Six Months Ended June 30, 2017		Year Ended December 31, 2016	July 13, 2015(c) through December 31, 2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.08		$9.42	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.03		(0.32)	(0.59)

Total from investment operations	0.02		(0.34)	(0.58)

Net Asset Value, end of period	$9.10		$9.08	$9.42

Total Return(a)	0.22%		(3.61)%	(5.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.8		$17.0	$15.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.42	%(e)	1.42%	1.42	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.52	%(e)	2.54%	2.97	%(e)
Net investment income (loss)	(0.16	)%(e)	(0.18)%	0.31	%(e)
Portfolio turnover rate	75	%(f)	215%	58	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (the Meeting) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]	PGIM Investments serves as the sole investment manager for the following portfolios: AST AB Global Bond Portfolio, AST BlackRock Multi-Asset Income Portfolio, AST Columbia Adaptive Risk Allocation Portfolio, AST Emerging Managers Diversified Portfolio, AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Strategic Income Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board further noted that in June 2015 shareholders of most of the Portfolios of the Trust had approved an amended shareholder service and distribution (12b-1) plan that increased the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates became effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AB Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Multi-Asset Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: N/A*
Net Total Expenses: N/A*

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.13% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four funds.

AST Columbia Adaptive Risk Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.28% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Managers Diversified Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had agreed to contractually cap the Portfolio’s annual operating expenses at 1.07% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.22% (exclusive of certain fees and expenses), through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton K2 Global Absolute Return Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.17% through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that, while the Portfolio underperformed its benchmark index over the one-year period, the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.19% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board accepted the Manager’s recommendation to allow the existing contractual management fee waiver of 0.029% to expire as of June 30, 2017, and to replace it with a new contractual management fee waiver of 0.012% through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Strategic Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.

•	The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted the Manager’s assertion that the Portfolio’s recent underperformance was temporary. In this regard, the Board considered that, during 2015, the Portfolio outperformed its benchmark index and ranked in the first quartile of its Peer Universe. The Board also considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and ranked in the first quartile of its Peer Universe for the first quarter of 2017.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.26% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note:	Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of three funds.

AST Managed Alternatives Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board considered the Manager’s assertion that because the Portfolio has a much lower equity allocation than the other funds in the Peer Universe, the Portfolio’s performance against its benchmark index was the most relevant measure of the Portfolio’s performance.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.47% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board accepted the Manager’s recommendation to continue the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Managed Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board accepted the Manager’s recommendation to continue the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Managed Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses), through June 30, 2018.

•	The Board accepted the Manager’s recommendation to continue the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four funds.

AST Morgan Stanley Multi-Asset Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had agreed to contractually cap the Portfolio’s annual operating expenses at 1.42% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Long/Short Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.420% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses to 1.48% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA International Core Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.995% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.05% (exclusive of certain fees and expenses) through June 30, 2018, and that the Manager had also contractually agreed to waive 0.002% of its management fee through June 30, 2018.

•	The Board accepted the Manager’s recommendation to contractually waive an additional 0.008% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Real Total Return Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to waive 0.133% of its management fee through June 30, 2018, and that the Manager had also agreed to contractually cap the Portfolio’s annual operating expenses at 1.420% (exclusive of certain fees and expenses) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-G

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 24, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2017